UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03618

BRIGHTHOUSE FUNDS TRUST II

(Exact name of registrant as specified in charter)

11225 North Community House Rd.

Charlotte, NC 28277

(Address of principal executive offices) (zip code)

Kristi Slavin

c/o Brighthouse Investment Advisers, LLC

11225 North Community House Rd.

Charlotte, NC 28277

(Name and address of agent for service)

Copy to:

Brian D. McCabe, Esq.

Ropes and Gray LLP

Prudential Tower

800 Boylston Street

Boston, MA 02199

Registrant’s telephone number, including area code: (980) 949-5121

Date of fiscal year end: December 31

Date of reporting period: June 30, 2026

Item 1. Reports to Shareholders.

(a) The Reports to Shareholders are attached herewith.

Brighthouse Funds Trust II

Baillie Gifford International Stock Portfolio: Class A

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the Baillie Gifford International Stock Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$38	0.74%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$1,293,148,665
  # of Portfolio Investments100
  Portfolio Turnover Rate20%
  Total Advisory Fees Paid$4,581,185

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

Table Summary
Taiwan Semiconductor Manufacturing Co. Ltd.	7.8
Samsung Electronics Co. Ltd.	6.5
Tencent Holdings Ltd.	2.8
ASML Holding NV	2.6
MediaTek, Inc.	2.6
Rio Tinto PLC	2.5
Deutsche Boerse AG	2.2
Roche Holding AG	2.1
DSV AS	2.0
Discovery Ltd.	1.8

Top Sectors

Table Summary
Value	Value
Energy	2.0
Health Care	4.3
Consumer Staples	4.8
Communication Services	6.6
Consumer Discretionary	7.9
Materials	8.6
Industrials	15.4
Financials	21.3
Information Technology	27.8

Top 10 Countries

Table Summary
Value	Value
Italy	4.1
Brazil	4.5
France	4.6
United States	5.0
Netherlands	5.7
Germany	6.4
South Korea	6.5
China	9.7
Taiwan	10.4
Japan	12.6

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust II

Baillie Gifford International Stock Portfolio: Class B

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the Baillie Gifford International Stock Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$51	0.99%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$1,293,148,665
  # of Portfolio Investments100
  Portfolio Turnover Rate20%
  Total Advisory Fees Paid$4,581,185

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

Table Summary
Taiwan Semiconductor Manufacturing Co. Ltd.	7.8
Samsung Electronics Co. Ltd.	6.5
Tencent Holdings Ltd.	2.8
ASML Holding NV	2.6
MediaTek, Inc.	2.6
Rio Tinto PLC	2.5
Deutsche Boerse AG	2.2
Roche Holding AG	2.1
DSV AS	2.0
Discovery Ltd.	1.8

Top Sectors

Table Summary
Value	Value
Energy	2.0
Health Care	4.3
Consumer Staples	4.8
Communication Services	6.6
Consumer Discretionary	7.9
Materials	8.6
Industrials	15.4
Financials	21.3
Information Technology	27.8

Top 10 Countries

Table Summary
Value	Value
Italy	4.1
Brazil	4.5
France	4.6
United States	5.0
Netherlands	5.7
Germany	6.4
South Korea	6.5
China	9.7
Taiwan	10.4
Japan	12.6

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust II

Baillie Gifford International Stock Portfolio: Class E

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the Baillie Gifford International Stock Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$46	0.89%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$1,293,148,665
  # of Portfolio Investments100
  Portfolio Turnover Rate20%
  Total Advisory Fees Paid$4,581,185

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

Table Summary
Taiwan Semiconductor Manufacturing Co. Ltd.	7.8
Samsung Electronics Co. Ltd.	6.5
Tencent Holdings Ltd.	2.8
ASML Holding NV	2.6
MediaTek, Inc.	2.6
Rio Tinto PLC	2.5
Deutsche Boerse AG	2.2
Roche Holding AG	2.1
DSV AS	2.0
Discovery Ltd.	1.8

Top Sectors

Table Summary
Value	Value
Energy	2.0
Health Care	4.3
Consumer Staples	4.8
Communication Services	6.6
Consumer Discretionary	7.9
Materials	8.6
Industrials	15.4
Financials	21.3
Information Technology	27.8

Top 10 Countries

Table Summary
Value	Value
Italy	4.1
Brazil	4.5
France	4.6
United States	5.0
Netherlands	5.7
Germany	6.4
South Korea	6.5
China	9.7
Taiwan	10.4
Japan	12.6

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio: Class A

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the BlackRock Bond Income Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$19	0.38%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$2,488,743,586
  # of Portfolio Investments4,257
  Portfolio Turnover Rate203%
  Total Advisory Fees Paid$4,272,481

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Fixed Income Issuers

Table Summary
U.S. Treasury Notes	13.3
Federal National Mortgage Association	9.6
Uniform Mortgage-Backed Security, TBA	8.4
U.S. Treasury Bonds	7.9
Federal Home Loan Mortgage Corp.	6.7
Government National Mortgage Association	2.9
Government National Mortgage Association, TBA	2.9
EQT Corp.	1.6
Federal Home Loan Mortgage Corp. REMICS	1.2
Diamondback Energy, Inc.	1.1

Asset Allocation

Table Summary
Value	Value
Convertible Bonds	0.1
Preferred Stocks	0.3
Common Stocks	0.3
Municipals	0.6
Floating Rate Loans	1.0
Short-Term Investments	2.4
Foreign Government	3.7
Asset-Backed Securities	13.4
Non-Agency Mortgage-Backed Securities	14.5
U.S. Treasury & Government Agencies	21.2
Corporate Bonds & Notes	21.3
Agency Sponsored Mortgage-Backed Securities	32.2

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio: Class B

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the BlackRock Bond Income Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$31	0.63%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$2,488,743,586
  # of Portfolio Investments4,257
  Portfolio Turnover Rate203%
  Total Advisory Fees Paid$4,272,481

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Fixed Income Issuers

Table Summary
U.S. Treasury Notes	13.3
Federal National Mortgage Association	9.6
Uniform Mortgage-Backed Security, TBA	8.4
U.S. Treasury Bonds	7.9
Federal Home Loan Mortgage Corp.	6.7
Government National Mortgage Association	2.9
Government National Mortgage Association, TBA	2.9
EQT Corp.	1.6
Federal Home Loan Mortgage Corp. REMICS	1.2
Diamondback Energy, Inc.	1.1

Asset Allocation

Table Summary
Value	Value
Convertible Bonds	0.1
Preferred Stocks	0.3
Common Stocks	0.3
Municipals	0.6
Floating Rate Loans	1.0
Short-Term Investments	2.4
Foreign Government	3.7
Asset-Backed Securities	13.4
Non-Agency Mortgage-Backed Securities	14.5
U.S. Treasury & Government Agencies	21.2
Corporate Bonds & Notes	21.3
Agency Sponsored Mortgage-Backed Securities	32.2

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio: Class E

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the BlackRock Bond Income Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$26	0.53%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$2,488,743,586
  # of Portfolio Investments4,257
  Portfolio Turnover Rate203%
  Total Advisory Fees Paid$4,272,481

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Fixed Income Issuers

Table Summary
U.S. Treasury Notes	13.3
Federal National Mortgage Association	9.6
Uniform Mortgage-Backed Security, TBA	8.4
U.S. Treasury Bonds	7.9
Federal Home Loan Mortgage Corp.	6.7
Government National Mortgage Association	2.9
Government National Mortgage Association, TBA	2.9
EQT Corp.	1.6
Federal Home Loan Mortgage Corp. REMICS	1.2
Diamondback Energy, Inc.	1.1

Asset Allocation

Table Summary
Value	Value
Convertible Bonds	0.1
Preferred Stocks	0.3
Common Stocks	0.3
Municipals	0.6
Floating Rate Loans	1.0
Short-Term Investments	2.4
Foreign Government	3.7
Asset-Backed Securities	13.4
Non-Agency Mortgage-Backed Securities	14.5
U.S. Treasury & Government Agencies	21.2
Corporate Bonds & Notes	21.3
Agency Sponsored Mortgage-Backed Securities	32.2

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust II

BlackRock Capital Appreciation Portfolio: Class A

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the BlackRock Capital Appreciation Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$30	0.56%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$1,962,769,931
  # of Portfolio Investments48
  Portfolio Turnover Rate52%
  Total Advisory Fees Paid$4,782,765

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

Table Summary
NVIDIA Corp.	13.1
Amazon.com, Inc.	7.2
Apple, Inc.	5.4
Alphabet, Inc.	4.9
Microsoft Corp.	4.9
Broadcom, Inc.	4.6
Databricks, Inc.	3.5
Meta Platforms, Inc.	3.5
Palo Alto Networks, Inc.	3.3
Caterpillar, Inc.	3.2

Top Sectors

Table Summary
Value	Value
Consumer Staples	0.8
Materials	1.8
Energy	2.5
Health Care	3.1
Real Estate	4.1
Consumer Discretionary	8.1
Communication Services	11.0
Industrials	14.9
Information Technology	53.5

Top Countries

Table Summary
Value	Value
China	0.8
Brazil	1.8
United States	97.2

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust II

BlackRock Capital Appreciation Portfolio: Class B

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the BlackRock Capital Appreciation Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$43	0.81%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$1,962,769,931
  # of Portfolio Investments48
  Portfolio Turnover Rate52%
  Total Advisory Fees Paid$4,782,765

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

Table Summary
NVIDIA Corp.	13.1
Amazon.com, Inc.	7.2
Apple, Inc.	5.4
Alphabet, Inc.	4.9
Microsoft Corp.	4.9
Broadcom, Inc.	4.6
Databricks, Inc.	3.5
Meta Platforms, Inc.	3.5
Palo Alto Networks, Inc.	3.3
Caterpillar, Inc.	3.2

Top Sectors

Table Summary
Value	Value
Consumer Staples	0.8
Materials	1.8
Energy	2.5
Health Care	3.1
Real Estate	4.1
Consumer Discretionary	8.1
Communication Services	11.0
Industrials	14.9
Information Technology	53.5

Top Countries

Table Summary
Value	Value
China	0.8
Brazil	1.8
United States	97.2

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust II

BlackRock Capital Appreciation Portfolio: Class E

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the BlackRock Capital Appreciation Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$37	0.71%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$1,962,769,931
  # of Portfolio Investments48
  Portfolio Turnover Rate52%
  Total Advisory Fees Paid$4,782,765

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

Table Summary
NVIDIA Corp.	13.1
Amazon.com, Inc.	7.2
Apple, Inc.	5.4
Alphabet, Inc.	4.9
Microsoft Corp.	4.9
Broadcom, Inc.	4.6
Databricks, Inc.	3.5
Meta Platforms, Inc.	3.5
Palo Alto Networks, Inc.	3.3
Caterpillar, Inc.	3.2

Top Sectors

Table Summary
Value	Value
Consumer Staples	0.8
Materials	1.8
Energy	2.5
Health Care	3.1
Real Estate	4.1
Consumer Discretionary	8.1
Communication Services	11.0
Industrials	14.9
Information Technology	53.5

Top Countries

Table Summary
Value	Value
China	0.8
Brazil	1.8
United States	97.2

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust II

BlackRock Ultra-Short Term Bond Portfolio: Class A

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the BlackRock Ultra-Short Term Bond Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$19	0.38%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$700,303,869
  # of Portfolio Investments154
  Portfolio Turnover Rate0%
  Total Advisory Fees Paid$1,184,521

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Fixed Income Issuers

Table Summary
BofA Securities, Inc.	14.0
JPMorgan Securities LLC	13.0
TD Securities (USA) LLC	10.7
Macquarie Bank Ltd.	3.4
Svenska Handelsbanken AB	3.1
Royal Bank of Canada	3.0
National Bank of Canada	3.0
Verto Capital Compartment B	2.9
Bank of Montreal	2.5
BNP Paribas SA	2.4

Asset Allocation

Table Summary
Value	Value
Time Deposits	0.8
Certificate of Deposit	27.8
Commercial Paper	33.9
Repurchase Agreements	37.3

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust II

BlackRock Ultra-Short Term Bond Portfolio: Class B

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the BlackRock Ultra-Short Term Bond Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$31	0.63%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$700,303,869
  # of Portfolio Investments154
  Portfolio Turnover Rate0%
  Total Advisory Fees Paid$1,184,521

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Fixed Income Issuers

Table Summary
BofA Securities, Inc.	14.0
JPMorgan Securities LLC	13.0
TD Securities (USA) LLC	10.7
Macquarie Bank Ltd.	3.4
Svenska Handelsbanken AB	3.1
Royal Bank of Canada	3.0
National Bank of Canada	3.0
Verto Capital Compartment B	2.9
Bank of Montreal	2.5
BNP Paribas SA	2.4

Asset Allocation

Table Summary
Value	Value
Time Deposits	0.8
Certificate of Deposit	27.8
Commercial Paper	33.9
Repurchase Agreements	37.3

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust II

BlackRock Ultra-Short Term Bond Portfolio: Class E

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the BlackRock Ultra-Short Term Bond Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$26	0.53%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$700,303,869
  # of Portfolio Investments154
  Portfolio Turnover Rate0%
  Total Advisory Fees Paid$1,184,521

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Fixed Income Issuers

Table Summary
BofA Securities, Inc.	14.0
JPMorgan Securities LLC	13.0
TD Securities (USA) LLC	10.7
Macquarie Bank Ltd.	3.4
Svenska Handelsbanken AB	3.1
Royal Bank of Canada	3.0
National Bank of Canada	3.0
Verto Capital Compartment B	2.9
Bank of Montreal	2.5
BNP Paribas SA	2.4

Asset Allocation

Table Summary
Value	Value
Time Deposits	0.8
Certificate of Deposit	27.8
Commercial Paper	33.9
Repurchase Agreements	37.3

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust II

Brighthouse Asset Allocation 20 Portfolio: Class A

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the Brighthouse Asset Allocation 20 Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$5	0.10%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$289,302,407
  # of Portfolio Investments33
  Portfolio Turnover Rate9%
  Total Advisory Fees Paid$146,642

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Holdings

Table Summary
BlackRock Bond Income Portfolio, Class A	13.0
Western Asset Management U.S. Government Portfolio, Class A	13.0
PIMCO Total Return Portfolio, Class A	12.5
TCW Core Fixed Income Portfolio, Class A	10.0
JPMorgan Core Bond Portfolio, Class A	8.3
PIMCO Inflation Protected Bond Portfolio, Class A	8.3
Western Asset Management Strategic Bond Opportunities Portfolio, Class A	5.0
Brighthouse/Franklin Low Duration Total Return Portfolio, Class A	5.0
MFS Value Portfolio, Class A	2.5
AB International Bond Portfolio, Class A	2.0

Asset Allocation

Table Summary
Value	Value
Emerging Market Equities	0.3
Real Estate Equities	0.5
U.S. Mid Cap Equities	0.5
Global Equities	1.4
International Fixed Income	2.0
U.S. Small Cap Equities	2.0
International Developed Market Equities	3.7
High Yield Fixed Income	7.5
U.S. Large Cap Equities	12.0
Investment Grade Fixed Income	70.2

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust II

Brighthouse Asset Allocation 20 Portfolio: Class B

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the Brighthouse Asset Allocation 20 Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$18	0.35%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$289,302,407
  # of Portfolio Investments33
  Portfolio Turnover Rate9%
  Total Advisory Fees Paid$146,642

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Holdings

Table Summary
BlackRock Bond Income Portfolio, Class A	13.0
Western Asset Management U.S. Government Portfolio, Class A	13.0
PIMCO Total Return Portfolio, Class A	12.5
TCW Core Fixed Income Portfolio, Class A	10.0
JPMorgan Core Bond Portfolio, Class A	8.3
PIMCO Inflation Protected Bond Portfolio, Class A	8.3
Western Asset Management Strategic Bond Opportunities Portfolio, Class A	5.0
Brighthouse/Franklin Low Duration Total Return Portfolio, Class A	5.0
MFS Value Portfolio, Class A	2.5
AB International Bond Portfolio, Class A	2.0

Asset Allocation

Table Summary
Value	Value
Emerging Market Equities	0.3
Real Estate Equities	0.5
U.S. Mid Cap Equities	0.5
Global Equities	1.4
International Fixed Income	2.0
U.S. Small Cap Equities	2.0
International Developed Market Equities	3.7
High Yield Fixed Income	7.5
U.S. Large Cap Equities	12.0
Investment Grade Fixed Income	70.2

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust II

Brighthouse Asset Allocation 40 Portfolio: Class A

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the Brighthouse Asset Allocation 40 Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$4	0.07%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$2,960,534,466
  # of Portfolio Investments38
  Portfolio Turnover Rate8%
  Total Advisory Fees Paid$936,242

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Holdings

Table Summary
BlackRock Bond Income Portfolio, Class A	10.3
PIMCO Total Return Portfolio, Class A	10.0
Western Asset Management U.S. Government Portfolio, Class A	8.3
TCW Core Fixed Income Portfolio, Class A	7.8
PIMCO Inflation Protected Bond Portfolio, Class A	5.3
JPMorgan Core Bond Portfolio, Class A	4.3
MFS Value Portfolio, Class A	3.8
Western Asset Management Strategic Bond Opportunities Portfolio, Class A	3.5
Brighthouse/Wellington Core Equity Opportunities Portfolio, Class A	3.3
Invesco Comstock Portfolio, Class A	3.3

Asset Allocation

Table Summary
Value	Value
Real Estate Equities	0.7
U.S. Mid Cap Equities	1.0
Emerging Market Equities	1.5
Global Equities	2.8
International Fixed Income	4.0
U.S. Small Cap Equities	4.0
High Yield Fixed Income	6.3
International Developed Market Equities	8.4
U.S. Large Cap Equities	22.3
Investment Grade Fixed Income	49.0

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust II

Brighthouse Asset Allocation 40 Portfolio: Class B

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the Brighthouse Asset Allocation 40 Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$16	0.32%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$2,960,534,466
  # of Portfolio Investments38
  Portfolio Turnover Rate8%
  Total Advisory Fees Paid$936,242

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Holdings

Table Summary
BlackRock Bond Income Portfolio, Class A	10.3
PIMCO Total Return Portfolio, Class A	10.0
Western Asset Management U.S. Government Portfolio, Class A	8.3
TCW Core Fixed Income Portfolio, Class A	7.8
PIMCO Inflation Protected Bond Portfolio, Class A	5.3
JPMorgan Core Bond Portfolio, Class A	4.3
MFS Value Portfolio, Class A	3.8
Western Asset Management Strategic Bond Opportunities Portfolio, Class A	3.5
Brighthouse/Wellington Core Equity Opportunities Portfolio, Class A	3.3
Invesco Comstock Portfolio, Class A	3.3

Asset Allocation

Table Summary
Value	Value
Real Estate Equities	0.7
U.S. Mid Cap Equities	1.0
Emerging Market Equities	1.5
Global Equities	2.8
International Fixed Income	4.0
U.S. Small Cap Equities	4.0
High Yield Fixed Income	6.3
International Developed Market Equities	8.4
U.S. Large Cap Equities	22.3
Investment Grade Fixed Income	49.0

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust II

Brighthouse Asset Allocation 60 Portfolio: Class A

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the Brighthouse Asset Allocation 60 Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$3	0.06%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$8,523,872,564
  # of Portfolio Investments39
  Portfolio Turnover Rate10%
  Total Advisory Fees Paid$2,317,126

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Holdings

Table Summary
BlackRock Bond Income Portfolio, Class A	8.0
PIMCO Total Return Portfolio, Class A	6.2
TCW Core Fixed Income Portfolio, Class A	5.6
MFS Value Portfolio, Class A	5.1
Invesco Comstock Portfolio, Class A	4.8
T. Rowe Price Large Cap Value Portfolio, Class A	4.6
Brighthouse/Wellington Core Equity Opportunities Portfolio, Class A	4.3
Western Asset Management U.S. Government Portfolio, Class A	4.2
Harris Oakmark International Portfolio, Class A	3.8
Baillie Gifford International Stock Portfolio, Class A	3.3

Asset Allocation

Table Summary
Value	Value
U.S. Mid Cap Equities	1.0
Real Estate Equities	1.5
Emerging Market Equities	2.5
Global Equities	3.5
International Fixed Income	3.8
High Yield Fixed Income	4.4
U.S. Small Cap Equities	5.6
International Developed Market Equities	13.7
Investment Grade Fixed Income	30.8
U.S. Large Cap Equities	33.2

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust II

Brighthouse Asset Allocation 60 Portfolio: Class B

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the Brighthouse Asset Allocation 60 Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$16	0.31%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$8,523,872,564
  # of Portfolio Investments39
  Portfolio Turnover Rate10%
  Total Advisory Fees Paid$2,317,126

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Holdings

Table Summary
BlackRock Bond Income Portfolio, Class A	8.0
PIMCO Total Return Portfolio, Class A	6.2
TCW Core Fixed Income Portfolio, Class A	5.6
MFS Value Portfolio, Class A	5.1
Invesco Comstock Portfolio, Class A	4.8
T. Rowe Price Large Cap Value Portfolio, Class A	4.6
Brighthouse/Wellington Core Equity Opportunities Portfolio, Class A	4.3
Western Asset Management U.S. Government Portfolio, Class A	4.2
Harris Oakmark International Portfolio, Class A	3.8
Baillie Gifford International Stock Portfolio, Class A	3.3

Asset Allocation

Table Summary
Value	Value
U.S. Mid Cap Equities	1.0
Real Estate Equities	1.5
Emerging Market Equities	2.5
Global Equities	3.5
International Fixed Income	3.8
High Yield Fixed Income	4.4
U.S. Small Cap Equities	5.6
International Developed Market Equities	13.7
Investment Grade Fixed Income	30.8
U.S. Large Cap Equities	33.2

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust II

Brighthouse Asset Allocation 80 Portfolio: Class A

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the Brighthouse Asset Allocation 80 Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$3	0.06%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$8,106,318,196
  # of Portfolio Investments40
  Portfolio Turnover Rate9%
  Total Advisory Fees Paid$2,191,084

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Holdings

Table Summary
MFS Value Portfolio, Class A	5.8
Invesco Comstock Portfolio, Class A	5.6
T. Rowe Price Large Cap Value Portfolio, Class A	5.3
Jennison Growth Portfolio, Class A	4.8
Brighthouse/Wellington Core Equity Opportunities Portfolio, Class A	4.6
Brighthouse/Wellington Large Cap Research Portfolio, Class A	4.6
Harris Oakmark International Portfolio, Class A	4.5
Loomis Sayles Growth Portfolio, Class A	4.5
BlackRock Bond Income Portfolio, Class A	4.4
Baillie Gifford International Stock Portfolio, Class A	4.3

Asset Allocation

Table Summary
Value	Value
International Fixed Income	1.7
Real Estate Equities	2.3
U.S. Mid Cap Equities	2.6
High Yield Fixed Income	3.0
Emerging Market Equities	3.5
Global Equities	4.2
U.S. Small Cap Equities	7.8
Investment Grade Fixed Income	13.5
International Developed Market Equities	18.5
U.S. Large Cap Equities	42.9

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust II

Brighthouse Asset Allocation 80 Portfolio: Class B

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the Brighthouse Asset Allocation 80 Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$16	0.31%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$8,106,318,196
  # of Portfolio Investments40
  Portfolio Turnover Rate9%
  Total Advisory Fees Paid$2,191,084

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Holdings

Table Summary
MFS Value Portfolio, Class A	5.8
Invesco Comstock Portfolio, Class A	5.6
T. Rowe Price Large Cap Value Portfolio, Class A	5.3
Jennison Growth Portfolio, Class A	4.8
Brighthouse/Wellington Core Equity Opportunities Portfolio, Class A	4.6
Brighthouse/Wellington Large Cap Research Portfolio, Class A	4.6
Harris Oakmark International Portfolio, Class A	4.5
Loomis Sayles Growth Portfolio, Class A	4.5
BlackRock Bond Income Portfolio, Class A	4.4
Baillie Gifford International Stock Portfolio, Class A	4.3

Asset Allocation

Table Summary
Value	Value
International Fixed Income	1.7
Real Estate Equities	2.3
U.S. Mid Cap Equities	2.6
High Yield Fixed Income	3.0
Emerging Market Equities	3.5
Global Equities	4.2
U.S. Small Cap Equities	7.8
Investment Grade Fixed Income	13.5
International Developed Market Equities	18.5
U.S. Large Cap Equities	42.9

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio: Class A

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the Brighthouse/Dimensional International Small Company Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$40	0.78%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$455,164,951
  # of Portfolio Investments3,292
  Portfolio Turnover Rate7%
  Total Advisory Fees Paid$1,511,754

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

Table Summary
BAWAG Group AG	0.6
Swiss Prime Site AG	0.5
Rexel SA	0.4
Accelleron Industries AG	0.4
SPIE SA	0.4
Belimo Holding AG	0.4
Gaztransport Et Technigaz SA	0.4
Orion OYJ	0.3
Italgas SpA	0.3
PSP Swiss Property AG	0.3

Top 10 Sectors

Table Summary
Value	Value
Utilities	3.4
Real Estate	4.3
Health Care	4.9
Energy	5.4
Consumer Staples	5.8
Information Technology	7.3
Consumer Discretionary	11.4
Materials	13.8
Financials	13.9
Industrials	25.6

Top 10 Countries

Table Summary
Value	Value
Finland	2.4
Sweden	2.6
Italy	3.5
Australia	5.6
France	5.7
Germany	6.5
Switzerland	8.0
United Kingdom	10.3
Canada	11.8
Japan	22.8

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio: Class B

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the Brighthouse/Dimensional International Small Company Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$52	1.03%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$455,164,951
  # of Portfolio Investments3,292
  Portfolio Turnover Rate7%
  Total Advisory Fees Paid$1,511,754

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

Table Summary
BAWAG Group AG	0.6
Swiss Prime Site AG	0.5
Rexel SA	0.4
Accelleron Industries AG	0.4
SPIE SA	0.4
Belimo Holding AG	0.4
Gaztransport Et Technigaz SA	0.4
Orion OYJ	0.3
Italgas SpA	0.3
PSP Swiss Property AG	0.3

Top 10 Sectors

Table Summary
Value	Value
Utilities	3.4
Real Estate	4.3
Health Care	4.9
Energy	5.4
Consumer Staples	5.8
Information Technology	7.3
Consumer Discretionary	11.4
Materials	13.8
Financials	13.9
Industrials	25.6

Top 10 Countries

Table Summary
Value	Value
Finland	2.4
Sweden	2.6
Italy	3.5
Australia	5.6
France	5.7
Germany	6.5
Switzerland	8.0
United Kingdom	10.3
Canada	11.8
Japan	22.8

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio: Class A

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the Brighthouse/Wellington Balanced Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$25	0.49%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$1,269,664,691
  # of Portfolio Investments1,522
  Portfolio Turnover Rate130%
  Total Advisory Fees Paid$2,617,425

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

Table Summary
NVIDIA Corp.	5.1
Apple, Inc.	3.3
Alphabet, Inc.	3.2
Amazon.com, Inc.	3.0
Microsoft Corp.	2.6
Broadcom, Inc.	2.2
Micron Technology, Inc.	1.7
Advanced Micro Devices, Inc.	1.2
Goldman Sachs Group, Inc.	1.1
Eli Lilly & Co.	1.0

Top 10 Fixed Income Issuers

Table Summary
U.S. Treasury Notes	6.9
Uniform Mortgage-Backed Security, TBA	6.5
U.S. Treasury Bonds	5.6
Federal National Mortgage Association	3.8
Federal Home Loan Mortgage Corp.	2.2
Government National Mortgage Association	1.8
U.S. Treasury Inflation-Indexed Notes	0.9
Government National Mortgage Association, TBA	0.8
Federal Home Loan Mortgage Corp. STACR REMICS Trust	0.5
PRET LLC	0.4

Top 10 Countries

Table Summary
Value	Value
Italy	0.1
Jersey, Channel Islands	0.1
Romania	0.1
Israel	0.1
Canada	0.2
Bermuda	0.2
Mexico	0.3
Cayman Islands	0.8
United Kingdom	0.8
United States	103.2

Asset Allocation

Table Summary
Value	Value
Municipals	0.0Footnote Reference*
Floating Rate Loans	0.3
Foreign Government	0.5
Short-Term Investments	0.9
Asset-Backed Securities	3.3
Non-Agency Mortgage-Backed Securities	5.0
Corporate Bonds & Notes	6.8
U.S. Treasury & Government Agencies	13.7
Agency Sponsored Mortgage-Backed Securities	16.8
Common Stocks	60.1
Footnote	Description
Footnote*	Amount rounds to less than 0.1%

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio: Class B

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the Brighthouse/Wellington Balanced Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$38	0.74%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$1,269,664,691
  # of Portfolio Investments1,522
  Portfolio Turnover Rate130%
  Total Advisory Fees Paid$2,617,425

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

Table Summary
NVIDIA Corp.	5.1
Apple, Inc.	3.3
Alphabet, Inc.	3.2
Amazon.com, Inc.	3.0
Microsoft Corp.	2.6
Broadcom, Inc.	2.2
Micron Technology, Inc.	1.7
Advanced Micro Devices, Inc.	1.2
Goldman Sachs Group, Inc.	1.1
Eli Lilly & Co.	1.0

Top 10 Fixed Income Issuers

Table Summary
U.S. Treasury Notes	6.9
Uniform Mortgage-Backed Security, TBA	6.5
U.S. Treasury Bonds	5.6
Federal National Mortgage Association	3.8
Federal Home Loan Mortgage Corp.	2.2
Government National Mortgage Association	1.8
U.S. Treasury Inflation-Indexed Notes	0.9
Government National Mortgage Association, TBA	0.8
Federal Home Loan Mortgage Corp. STACR REMICS Trust	0.5
PRET LLC	0.4

Top 10 Countries

Table Summary
Value	Value
Italy	0.1
Jersey, Channel Islands	0.1
Romania	0.1
Israel	0.1
Canada	0.2
Bermuda	0.2
Mexico	0.3
Cayman Islands	0.8
United Kingdom	0.8
United States	103.2

Asset Allocation

Table Summary
Value	Value
Municipals	0.0Footnote Reference*
Floating Rate Loans	0.3
Foreign Government	0.5
Short-Term Investments	0.9
Asset-Backed Securities	3.3
Non-Agency Mortgage-Backed Securities	5.0
Corporate Bonds & Notes	6.8
U.S. Treasury & Government Agencies	13.7
Agency Sponsored Mortgage-Backed Securities	16.8
Common Stocks	60.1
Footnote	Description
Footnote*	Amount rounds to less than 0.1%

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio: Class E

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the Brighthouse/Wellington Balanced Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$33	0.64%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$1,269,664,691
  # of Portfolio Investments1,522
  Portfolio Turnover Rate130%
  Total Advisory Fees Paid$2,617,425

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

Table Summary
NVIDIA Corp.	5.1
Apple, Inc.	3.3
Alphabet, Inc.	3.2
Amazon.com, Inc.	3.0
Microsoft Corp.	2.6
Broadcom, Inc.	2.2
Micron Technology, Inc.	1.7
Advanced Micro Devices, Inc.	1.2
Goldman Sachs Group, Inc.	1.1
Eli Lilly & Co.	1.0

Top 10 Fixed Income Issuers

Table Summary
U.S. Treasury Notes	6.9
Uniform Mortgage-Backed Security, TBA	6.5
U.S. Treasury Bonds	5.6
Federal National Mortgage Association	3.8
Federal Home Loan Mortgage Corp.	2.2
Government National Mortgage Association	1.8
U.S. Treasury Inflation-Indexed Notes	0.9
Government National Mortgage Association, TBA	0.8
Federal Home Loan Mortgage Corp. STACR REMICS Trust	0.5
PRET LLC	0.4

Top 10 Countries

Table Summary
Value	Value
Italy	0.1
Jersey, Channel Islands	0.1
Romania	0.1
Israel	0.1
Canada	0.2
Bermuda	0.2
Mexico	0.3
Cayman Islands	0.8
United Kingdom	0.8
United States	103.2

Asset Allocation

Table Summary
Value	Value
Municipals	0.0Footnote Reference*
Floating Rate Loans	0.3
Foreign Government	0.5
Short-Term Investments	0.9
Asset-Backed Securities	3.3
Non-Agency Mortgage-Backed Securities	5.0
Corporate Bonds & Notes	6.8
U.S. Treasury & Government Agencies	13.7
Agency Sponsored Mortgage-Backed Securities	16.8
Common Stocks	60.1
Footnote	Description
Footnote*	Amount rounds to less than 0.1%

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust II

Brighthouse/Wellington Core Equity Opportunities Portfolio: Class A

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the Brighthouse/Wellington Core Equity Opportunities Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$30	0.59%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$2,769,521,721
  # of Portfolio Investments53
  Portfolio Turnover Rate22%
  Total Advisory Fees Paid$7,695,311

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

Table Summary
Broadcom, Inc.	5.7
Eli Lilly & Co.	5.0
Microsoft Corp.	4.6
KLA Corp.	3.7
Mastercard, Inc.	3.5
Texas Instruments, Inc.	3.5
Apple, Inc.	3.4
Visa, Inc.	3.2
Wells Fargo & Co.	2.7
Merck & Co., Inc.	2.6

Top 10 Sectors

Table Summary
Value	Value
Utilities	1.0
Energy	1.6
Communication Services	2.1
Materials	2.5
Consumer Staples	6.9
Consumer Discretionary	8.9
Industrials	13.5
Health Care	17.3
Financials	19.7
Information Technology	25.0

Top Countries

Table Summary
Value	Value
United Kingdom	1.0
Canada	1.1
United States	96.4

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust II

Brighthouse/Wellington Core Equity Opportunities Portfolio: Class B

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the Brighthouse/Wellington Core Equity Opportunities Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$42	0.84%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$2,769,521,721
  # of Portfolio Investments53
  Portfolio Turnover Rate22%
  Total Advisory Fees Paid$7,695,311

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

Table Summary
Broadcom, Inc.	5.7
Eli Lilly & Co.	5.0
Microsoft Corp.	4.6
KLA Corp.	3.7
Mastercard, Inc.	3.5
Texas Instruments, Inc.	3.5
Apple, Inc.	3.4
Visa, Inc.	3.2
Wells Fargo & Co.	2.7
Merck & Co., Inc.	2.6

Top 10 Sectors

Table Summary
Value	Value
Utilities	1.0
Energy	1.6
Communication Services	2.1
Materials	2.5
Consumer Staples	6.9
Consumer Discretionary	8.9
Industrials	13.5
Health Care	17.3
Financials	19.7
Information Technology	25.0

Top Countries

Table Summary
Value	Value
United Kingdom	1.0
Canada	1.1
United States	96.4

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust II

Brighthouse/Wellington Core Equity Opportunities Portfolio: Class E

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the Brighthouse/Wellington Core Equity Opportunities Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$37	0.74%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$2,769,521,721
  # of Portfolio Investments53
  Portfolio Turnover Rate22%
  Total Advisory Fees Paid$7,695,311

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

Table Summary
Broadcom, Inc.	5.7
Eli Lilly & Co.	5.0
Microsoft Corp.	4.6
KLA Corp.	3.7
Mastercard, Inc.	3.5
Texas Instruments, Inc.	3.5
Apple, Inc.	3.4
Visa, Inc.	3.2
Wells Fargo & Co.	2.7
Merck & Co., Inc.	2.6

Top 10 Sectors

Table Summary
Value	Value
Utilities	1.0
Energy	1.6
Communication Services	2.1
Materials	2.5
Consumer Staples	6.9
Consumer Discretionary	8.9
Industrials	13.5
Health Care	17.3
Financials	19.7
Information Technology	25.0

Top Countries

Table Summary
Value	Value
United Kingdom	1.0
Canada	1.1
United States	96.4

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust II

Frontier Mid Cap Growth Portfolio: Class A

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the Frontier Mid Cap Growth Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$37	0.69%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$1,082,255,545
  # of Portfolio Investments110
  Portfolio Turnover Rate50%
  Total Advisory Fees Paid$3,306,694

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

Table Summary
Royal Caribbean Cruises Ltd.	3.9
Snowflake, Inc.	3.0
XPO, Inc.	2.9
FTAI Aviation Ltd.	2.6
Datadog, Inc.	2.5
Monolithic Power Systems, Inc.	2.4
Cloudflare, Inc.	2.1
Quanta Services, Inc.	2.1
Fair Isaac Corp.	2.0
Dexcom, Inc.	1.9

Top 10 Sectors

Table Summary
Value	Value
Real Estate	1.3
Materials	1.7
Energy	1.8
Consumer Staples	1.8
Communication Services	1.9
Financials	3.6
Consumer Discretionary	10.8
Health Care	15.2
Industrials	25.2
Information Technology	32.2

Top Countries

Table Summary
Value	Value
Japan	0.6
Netherlands	2.4
United States	93.8

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust II

Frontier Mid Cap Growth Portfolio: Class B

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the Frontier Mid Cap Growth Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$50	0.94%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$1,082,255,545
  # of Portfolio Investments110
  Portfolio Turnover Rate50%
  Total Advisory Fees Paid$3,306,694

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

Table Summary
Royal Caribbean Cruises Ltd.	3.9
Snowflake, Inc.	3.0
XPO, Inc.	2.9
FTAI Aviation Ltd.	2.6
Datadog, Inc.	2.5
Monolithic Power Systems, Inc.	2.4
Cloudflare, Inc.	2.1
Quanta Services, Inc.	2.1
Fair Isaac Corp.	2.0
Dexcom, Inc.	1.9

Top 10 Sectors

Table Summary
Value	Value
Real Estate	1.3
Materials	1.7
Energy	1.8
Consumer Staples	1.8
Communication Services	1.9
Financials	3.6
Consumer Discretionary	10.8
Health Care	15.2
Industrials	25.2
Information Technology	32.2

Top Countries

Table Summary
Value	Value
Japan	0.6
Netherlands	2.4
United States	93.8

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust II

Frontier Mid Cap Growth Portfolio: Class D

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the Frontier Mid Cap Growth Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class D	$42	0.79%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$1,082,255,545
  # of Portfolio Investments110
  Portfolio Turnover Rate50%
  Total Advisory Fees Paid$3,306,694

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

Table Summary
Royal Caribbean Cruises Ltd.	3.9
Snowflake, Inc.	3.0
XPO, Inc.	2.9
FTAI Aviation Ltd.	2.6
Datadog, Inc.	2.5
Monolithic Power Systems, Inc.	2.4
Cloudflare, Inc.	2.1
Quanta Services, Inc.	2.1
Fair Isaac Corp.	2.0
Dexcom, Inc.	1.9

Top 10 Sectors

Table Summary
Value	Value
Real Estate	1.3
Materials	1.7
Energy	1.8
Consumer Staples	1.8
Communication Services	1.9
Financials	3.6
Consumer Discretionary	10.8
Health Care	15.2
Industrials	25.2
Information Technology	32.2

Top Countries

Table Summary
Value	Value
Japan	0.6
Netherlands	2.4
United States	93.8

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust II

Frontier Mid Cap Growth Portfolio: Class E

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the Frontier Mid Cap Growth Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$45	0.84%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$1,082,255,545
  # of Portfolio Investments110
  Portfolio Turnover Rate50%
  Total Advisory Fees Paid$3,306,694

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

Table Summary
Royal Caribbean Cruises Ltd.	3.9
Snowflake, Inc.	3.0
XPO, Inc.	2.9
FTAI Aviation Ltd.	2.6
Datadog, Inc.	2.5
Monolithic Power Systems, Inc.	2.4
Cloudflare, Inc.	2.1
Quanta Services, Inc.	2.1
Fair Isaac Corp.	2.0
Dexcom, Inc.	1.9

Top 10 Sectors

Table Summary
Value	Value
Real Estate	1.3
Materials	1.7
Energy	1.8
Consumer Staples	1.8
Communication Services	1.9
Financials	3.6
Consumer Discretionary	10.8
Health Care	15.2
Industrials	25.2
Information Technology	32.2

Top Countries

Table Summary
Value	Value
Japan	0.6
Netherlands	2.4
United States	93.8

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust II

Invesco Value Opportunities Portfolio: Class A

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the Invesco Value Opportunities Portfolio (the "Portfolio") (formerly, Brighthouse/Artisan Mid Cap Value Portfolio) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$40	0.78%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$638,363,951
  # of Portfolio Investments93
  Portfolio Turnover Rate113%
  Total Advisory Fees Paid$2,249,767

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

Table Summary
Coherent Corp.	4.3
MKS, Inc.	4.2
Marvell Technology, Inc.	3.0
Rambus, Inc.	2.9
Entegris, Inc.	2.9
STMicroelectronics NV	2.7
Vertiv Holdings Co.	2.0
Waters Corp.	1.9
NRG Energy, Inc.	1.9
Globe Life, Inc.	1.9

Top Sectors

Table Summary
Value	Value
Consumer Staples	1.4
Consumer Discretionary	3.0
Utilities	3.5
Materials	7.5
Energy	12.4
Industrials	12.6
Financials	12.6
Health Care	15.5
Information Technology	28.9

Top Countries

Table Summary
Value	Value
Netherlands	0.6
South Korea	1.0
United Kingdom	1.9
Singapore	2.7
Canada	3.8
United States	87.4

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust II

Invesco Value Opportunities Portfolio: Class B

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the Invesco Value Opportunities Portfolio (the "Portfolio") (formerly, Brighthouse/Artisan Mid Cap Value Portfolio) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$52	1.03%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$638,363,951
  # of Portfolio Investments93
  Portfolio Turnover Rate113%
  Total Advisory Fees Paid$2,249,767

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

Table Summary
Coherent Corp.	4.3
MKS, Inc.	4.2
Marvell Technology, Inc.	3.0
Rambus, Inc.	2.9
Entegris, Inc.	2.9
STMicroelectronics NV	2.7
Vertiv Holdings Co.	2.0
Waters Corp.	1.9
NRG Energy, Inc.	1.9
Globe Life, Inc.	1.9

Top Sectors

Table Summary
Value	Value
Consumer Staples	1.4
Consumer Discretionary	3.0
Utilities	3.5
Materials	7.5
Energy	12.4
Industrials	12.6
Financials	12.6
Health Care	15.5
Information Technology	28.9

Top Countries

Table Summary
Value	Value
Netherlands	0.6
South Korea	1.0
United Kingdom	1.9
Singapore	2.7
Canada	3.8
United States	87.4

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust II

Invesco Value Opportunities Portfolio: Class E

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the Invesco Value Opportunities Portfolio (the "Portfolio") (formerly, Brighthouse/Artisan Mid Cap Value Portfolio) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$47	0.93%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$638,363,951
  # of Portfolio Investments93
  Portfolio Turnover Rate113%
  Total Advisory Fees Paid$2,249,767

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

Table Summary
Coherent Corp.	4.3
MKS, Inc.	4.2
Marvell Technology, Inc.	3.0
Rambus, Inc.	2.9
Entegris, Inc.	2.9
STMicroelectronics NV	2.7
Vertiv Holdings Co.	2.0
Waters Corp.	1.9
NRG Energy, Inc.	1.9
Globe Life, Inc.	1.9

Top Sectors

Table Summary
Value	Value
Consumer Staples	1.4
Consumer Discretionary	3.0
Utilities	3.5
Materials	7.5
Energy	12.4
Industrials	12.6
Financials	12.6
Health Care	15.5
Information Technology	28.9

Top Countries

Table Summary
Value	Value
Netherlands	0.6
South Korea	1.0
United Kingdom	1.9
Singapore	2.7
Canada	3.8
United States	87.4

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust II

Jennison Growth Portfolio: Class A

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the Jennison Growth Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$27	0.54%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$2,872,461,475
  # of Portfolio Investments59
  Portfolio Turnover Rate11%
  Total Advisory Fees Paid$7,145,777

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

Table Summary
NVIDIA Corp.	10.5
Alphabet, Inc.	7.7
Apple, Inc.	6.8
Broadcom, Inc.	6.6
Amazon.com, Inc.	5.9
Eli Lilly & Co.	5.1
Microsoft Corp.	4.4
Advanced Micro Devices, Inc.	4.2
Meta Platforms, Inc.	3.3
General Electric Co.	3.2

Top Sectors

Table Summary
Value	Value
Utilities	1.1
Consumer Staples	2.9
Financials	5.2
Industrials	5.6
Health Care	7.0
Consumer Discretionary	12.7
Communication Services	15.5
Information Technology	49.9

Top Countries

Table Summary
Value	Value
Brazil	0.4
Canada	0.5
Taiwan	2.5
United States	96.5

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust II

Jennison Growth Portfolio: Class B

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the Jennison Growth Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$40	0.79%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$2,872,461,475
  # of Portfolio Investments59
  Portfolio Turnover Rate11%
  Total Advisory Fees Paid$7,145,777

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

Table Summary
NVIDIA Corp.	10.5
Alphabet, Inc.	7.7
Apple, Inc.	6.8
Broadcom, Inc.	6.6
Amazon.com, Inc.	5.9
Eli Lilly & Co.	5.1
Microsoft Corp.	4.4
Advanced Micro Devices, Inc.	4.2
Meta Platforms, Inc.	3.3
General Electric Co.	3.2

Top Sectors

Table Summary
Value	Value
Utilities	1.1
Consumer Staples	2.9
Financials	5.2
Industrials	5.6
Health Care	7.0
Consumer Discretionary	12.7
Communication Services	15.5
Information Technology	49.9

Top Countries

Table Summary
Value	Value
Brazil	0.4
Canada	0.5
Taiwan	2.5
United States	96.5

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust II

Jennison Growth Portfolio: Class E

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the Jennison Growth Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$35	0.69%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$2,872,461,475
  # of Portfolio Investments59
  Portfolio Turnover Rate11%
  Total Advisory Fees Paid$7,145,777

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

Table Summary
NVIDIA Corp.	10.5
Alphabet, Inc.	7.7
Apple, Inc.	6.8
Broadcom, Inc.	6.6
Amazon.com, Inc.	5.9
Eli Lilly & Co.	5.1
Microsoft Corp.	4.4
Advanced Micro Devices, Inc.	4.2
Meta Platforms, Inc.	3.3
General Electric Co.	3.2

Top Sectors

Table Summary
Value	Value
Utilities	1.1
Consumer Staples	2.9
Financials	5.2
Industrials	5.6
Health Care	7.0
Consumer Discretionary	12.7
Communication Services	15.5
Information Technology	49.9

Top Countries

Table Summary
Value	Value
Brazil	0.4
Canada	0.5
Taiwan	2.5
United States	96.5

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust II

Loomis Sayles Small Cap Core Portfolio: Class A

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the Loomis Sayles Small Cap Core Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$50	0.90%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$405,433,764
  # of Portfolio Investments207
  Portfolio Turnover Rate18%
  Total Advisory Fees Paid$1,510,012

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

Table Summary
Moog, Inc.	1.9
Garrett Motion, Inc.	1.8
Bel Fuse, Inc.	1.4
Popular, Inc.	1.3
Kodiak Gas Services, Inc.	1.3
TD SYNNEX Corp.	1.3
Arcosa, Inc.	1.2
Ameris Bancorp	1.2
Ultra Clean Holdings, Inc.	1.2
YETI Holdings, Inc.	1.2

Top 10 Sectors

Table Summary
Value	Value
Communication Services	1.9
Real Estate	2.6
Utilities	2.7
Materials	3.0
Energy	6.7
Consumer Discretionary	10.6
Information Technology	13.6
Health Care	13.6
Financials	17.8
Industrials	25.4

Top 10 Countries

Table Summary
Value	Value
Mexico	0.2
Bahamas	0.3
Taiwan	0.4
Japan	0.4
Costa Rica	0.5
United Kingdom	1.1
Puerto Rico	1.3
Canada	2.0
Switzerland	2.4
United States	90.1

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust II

Loomis Sayles Small Cap Core Portfolio: Class B

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the Loomis Sayles Small Cap Core Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$64	1.15%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$405,433,764
  # of Portfolio Investments207
  Portfolio Turnover Rate18%
  Total Advisory Fees Paid$1,510,012

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

Table Summary
Moog, Inc.	1.9
Garrett Motion, Inc.	1.8
Bel Fuse, Inc.	1.4
Popular, Inc.	1.3
Kodiak Gas Services, Inc.	1.3
TD SYNNEX Corp.	1.3
Arcosa, Inc.	1.2
Ameris Bancorp	1.2
Ultra Clean Holdings, Inc.	1.2
YETI Holdings, Inc.	1.2

Top 10 Sectors

Table Summary
Value	Value
Communication Services	1.9
Real Estate	2.6
Utilities	2.7
Materials	3.0
Energy	6.7
Consumer Discretionary	10.6
Information Technology	13.6
Health Care	13.6
Financials	17.8
Industrials	25.4

Top 10 Countries

Table Summary
Value	Value
Mexico	0.2
Bahamas	0.3
Taiwan	0.4
Japan	0.4
Costa Rica	0.5
United Kingdom	1.1
Puerto Rico	1.3
Canada	2.0
Switzerland	2.4
United States	90.1

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust II

Loomis Sayles Small Cap Core Portfolio: Class E

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the Loomis Sayles Small Cap Core Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$58	1.05%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$405,433,764
  # of Portfolio Investments207
  Portfolio Turnover Rate18%
  Total Advisory Fees Paid$1,510,012

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

Table Summary
Moog, Inc.	1.9
Garrett Motion, Inc.	1.8
Bel Fuse, Inc.	1.4
Popular, Inc.	1.3
Kodiak Gas Services, Inc.	1.3
TD SYNNEX Corp.	1.3
Arcosa, Inc.	1.2
Ameris Bancorp	1.2
Ultra Clean Holdings, Inc.	1.2
YETI Holdings, Inc.	1.2

Top 10 Sectors

Table Summary
Value	Value
Communication Services	1.9
Real Estate	2.6
Utilities	2.7
Materials	3.0
Energy	6.7
Consumer Discretionary	10.6
Information Technology	13.6
Health Care	13.6
Financials	17.8
Industrials	25.4

Top 10 Countries

Table Summary
Value	Value
Mexico	0.2
Bahamas	0.3
Taiwan	0.4
Japan	0.4
Costa Rica	0.5
United Kingdom	1.1
Puerto Rico	1.3
Canada	2.0
Switzerland	2.4
United States	90.1

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust II

Loomis Sayles Small Cap Growth Portfolio: Class A

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the Loomis Sayles Small Cap Growth Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$50	0.89%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$352,448,170
  # of Portfolio Investments109
  Portfolio Turnover Rate20%
  Total Advisory Fees Paid$1,341,091

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

Table Summary
Ligand Pharmaceuticals, Inc.	2.2
ESCO Technologies, Inc.	2.2
RBC Bearings, Inc.	2.1
Mercury Systems, Inc.	2.0
Extreme Networks, Inc.	2.0
ATI, Inc.	1.9
MACOM Technology Solutions Holdings, Inc.	1.9
Advanced Energy Industries, Inc.	1.9
Establishment Labs Holdings, Inc.	1.8
MYR Group, Inc.	1.7

Top Sectors

Table Summary
Value	Value
Consumer Staples	2.5
Energy	3.2
Financials	8.3
Consumer Discretionary	10.3
Information Technology	20.1
Industrials	26.5
Health Care	28.3

Top Countries

Table Summary
Value	Value
Guernsey, Channel Islands	0.7
Canada	0.8
Mexico	0.9
Bahamas	1.2
Taiwan	1.3
United Kingdom	1.4
Japan	1.5
Costa Rica	1.8
United States	89.6

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust II

Loomis Sayles Small Cap Growth Portfolio: Class B

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the Loomis Sayles Small Cap Growth Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$65	1.14%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$352,448,170
  # of Portfolio Investments109
  Portfolio Turnover Rate20%
  Total Advisory Fees Paid$1,341,091

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

Table Summary
Ligand Pharmaceuticals, Inc.	2.2
ESCO Technologies, Inc.	2.2
RBC Bearings, Inc.	2.1
Mercury Systems, Inc.	2.0
Extreme Networks, Inc.	2.0
ATI, Inc.	1.9
MACOM Technology Solutions Holdings, Inc.	1.9
Advanced Energy Industries, Inc.	1.9
Establishment Labs Holdings, Inc.	1.8
MYR Group, Inc.	1.7

Top Sectors

Table Summary
Value	Value
Consumer Staples	2.5
Energy	3.2
Financials	8.3
Consumer Discretionary	10.3
Information Technology	20.1
Industrials	26.5
Health Care	28.3

Top Countries

Table Summary
Value	Value
Guernsey, Channel Islands	0.7
Canada	0.8
Mexico	0.9
Bahamas	1.2
Taiwan	1.3
United Kingdom	1.4
Japan	1.5
Costa Rica	1.8
United States	89.6

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust II

Loomis Sayles Small Cap Growth Portfolio: Class E

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the Loomis Sayles Small Cap Growth Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$59	1.04%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$352,448,170
  # of Portfolio Investments109
  Portfolio Turnover Rate20%
  Total Advisory Fees Paid$1,341,091

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

Table Summary
Ligand Pharmaceuticals, Inc.	2.2
ESCO Technologies, Inc.	2.2
RBC Bearings, Inc.	2.1
Mercury Systems, Inc.	2.0
Extreme Networks, Inc.	2.0
ATI, Inc.	1.9
MACOM Technology Solutions Holdings, Inc.	1.9
Advanced Energy Industries, Inc.	1.9
Establishment Labs Holdings, Inc.	1.8
MYR Group, Inc.	1.7

Top Sectors

Table Summary
Value	Value
Consumer Staples	2.5
Energy	3.2
Financials	8.3
Consumer Discretionary	10.3
Information Technology	20.1
Industrials	26.5
Health Care	28.3

Top Countries

Table Summary
Value	Value
Guernsey, Channel Islands	0.7
Canada	0.8
Mexico	0.9
Bahamas	1.2
Taiwan	1.3
United Kingdom	1.4
Japan	1.5
Costa Rica	1.8
United States	89.6

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust II

MetLife Aggregate Bond Index Portfolio: Class A

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the MetLife Aggregate Bond Index Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$13	0.26%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$3,385,558,058
  # of Portfolio Investments1,747
  Portfolio Turnover Rate10%
  Total Advisory Fees Paid$3,900,427

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Fixed Income Issuers

Table Summary
U.S. Treasury Notes	35.9
Federal National Mortgage Association	10.7
U.S. Treasury Bonds	9.7
Federal Home Loan Mortgage Corp.	7.4
Government National Mortgage Association	5.6
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates	0.7
JPMorgan Chase & Co.	0.6
Bank of America Corp.	0.5
International Bank for Reconstruction & Development	0.4
Goldman Sachs Group, Inc.	0.4

Asset Allocation

Table Summary
Value	Value
Short-Term Investments	0.3
Asset-Backed Securities	0.4
Municipals	0.5
Non-Agency Mortgage-Backed Securities	0.6
Foreign Government	1.7
Agency Sponsored Mortgage-Backed Securities	24.2
Corporate Bonds & Notes	25.3
U.S. Treasury & Government Agencies	46.1

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust II

MetLife Aggregate Bond Index Portfolio: Class B

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the MetLife Aggregate Bond Index Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$25	0.51%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$3,385,558,058
  # of Portfolio Investments1,747
  Portfolio Turnover Rate10%
  Total Advisory Fees Paid$3,900,427

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Fixed Income Issuers

Table Summary
U.S. Treasury Notes	35.9
Federal National Mortgage Association	10.7
U.S. Treasury Bonds	9.7
Federal Home Loan Mortgage Corp.	7.4
Government National Mortgage Association	5.6
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates	0.7
JPMorgan Chase & Co.	0.6
Bank of America Corp.	0.5
International Bank for Reconstruction & Development	0.4
Goldman Sachs Group, Inc.	0.4

Asset Allocation

Table Summary
Value	Value
Short-Term Investments	0.3
Asset-Backed Securities	0.4
Municipals	0.5
Non-Agency Mortgage-Backed Securities	0.6
Foreign Government	1.7
Agency Sponsored Mortgage-Backed Securities	24.2
Corporate Bonds & Notes	25.3
U.S. Treasury & Government Agencies	46.1

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust II

MetLife Aggregate Bond Index Portfolio: Class E

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the MetLife Aggregate Bond Index Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$20	0.41%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$3,385,558,058
  # of Portfolio Investments1,747
  Portfolio Turnover Rate10%
  Total Advisory Fees Paid$3,900,427

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Fixed Income Issuers

Table Summary
U.S. Treasury Notes	35.9
Federal National Mortgage Association	10.7
U.S. Treasury Bonds	9.7
Federal Home Loan Mortgage Corp.	7.4
Government National Mortgage Association	5.6
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates	0.7
JPMorgan Chase & Co.	0.6
Bank of America Corp.	0.5
International Bank for Reconstruction & Development	0.4
Goldman Sachs Group, Inc.	0.4

Asset Allocation

Table Summary
Value	Value
Short-Term Investments	0.3
Asset-Backed Securities	0.4
Municipals	0.5
Non-Agency Mortgage-Backed Securities	0.6
Foreign Government	1.7
Agency Sponsored Mortgage-Backed Securities	24.2
Corporate Bonds & Notes	25.3
U.S. Treasury & Government Agencies	46.1

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust II

MetLife Aggregate Bond Index Portfolio: Class G

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the MetLife Aggregate Bond Index Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class G	$28	0.56%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$3,385,558,058
  # of Portfolio Investments1,747
  Portfolio Turnover Rate10%
  Total Advisory Fees Paid$3,900,427

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Fixed Income Issuers

Table Summary
U.S. Treasury Notes	35.9
Federal National Mortgage Association	10.7
U.S. Treasury Bonds	9.7
Federal Home Loan Mortgage Corp.	7.4
Government National Mortgage Association	5.6
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates	0.7
JPMorgan Chase & Co.	0.6
Bank of America Corp.	0.5
International Bank for Reconstruction & Development	0.4
Goldman Sachs Group, Inc.	0.4

Asset Allocation

Table Summary
Value	Value
Short-Term Investments	0.3
Asset-Backed Securities	0.4
Municipals	0.5
Non-Agency Mortgage-Backed Securities	0.6
Foreign Government	1.7
Agency Sponsored Mortgage-Backed Securities	24.2
Corporate Bonds & Notes	25.3
U.S. Treasury & Government Agencies	46.1

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust II

MetLife Mid Cap Stock Index Portfolio: Class A

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the MetLife Mid Cap Stock Index Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$16	0.30%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$1,237,232,431
  # of Portfolio Investments427
  Portfolio Turnover Rate17%
  Total Advisory Fees Paid$1,456,499

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

Table Summary
State Street SPDR S&P MidCap 400 ETF Trust	2.1
Twilio, Inc.	0.8
Carpenter Technology Corp.	0.8
MKS, Inc.	0.8
Curtiss-Wright Corp.	0.7
nVent Electric PLC	0.7
Entegris, Inc.	0.7
ATI, Inc.	0.7
Illumina, Inc.	0.7
TechnipFMC PLC	0.7

Top 10 Sectors

Table Summary
Value	Value
Utilities	2.9
Consumer Staples	3.0
Energy	4.2
Materials	5.4
Real Estate	6.4
Health Care	8.4
Consumer Discretionary	10.3
Financials	14.3
Information Technology	15.0
Industrials	25.5

Top Countries

Table Summary
Value	Value
Sweden	0.2
Japan	0.2
Bermuda	0.4
Thailand	0.6
Canada	0.6
United Kingdom	0.7
United States	96.4

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust II

MetLife Mid Cap Stock Index Portfolio: Class B

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the MetLife Mid Cap Stock Index Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$30	0.55%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$1,237,232,431
  # of Portfolio Investments427
  Portfolio Turnover Rate17%
  Total Advisory Fees Paid$1,456,499

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

Table Summary
State Street SPDR S&P MidCap 400 ETF Trust	2.1
Twilio, Inc.	0.8
Carpenter Technology Corp.	0.8
MKS, Inc.	0.8
Curtiss-Wright Corp.	0.7
nVent Electric PLC	0.7
Entegris, Inc.	0.7
ATI, Inc.	0.7
Illumina, Inc.	0.7
TechnipFMC PLC	0.7

Top 10 Sectors

Table Summary
Value	Value
Utilities	2.9
Consumer Staples	3.0
Energy	4.2
Materials	5.4
Real Estate	6.4
Health Care	8.4
Consumer Discretionary	10.3
Financials	14.3
Information Technology	15.0
Industrials	25.5

Top Countries

Table Summary
Value	Value
Sweden	0.2
Japan	0.2
Bermuda	0.4
Thailand	0.6
Canada	0.6
United Kingdom	0.7
United States	96.4

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust II

MetLife Mid Cap Stock Index Portfolio: Class E

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the MetLife Mid Cap Stock Index Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$24	0.45%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$1,237,232,431
  # of Portfolio Investments427
  Portfolio Turnover Rate17%
  Total Advisory Fees Paid$1,456,499

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

Table Summary
State Street SPDR S&P MidCap 400 ETF Trust	2.1
Twilio, Inc.	0.8
Carpenter Technology Corp.	0.8
MKS, Inc.	0.8
Curtiss-Wright Corp.	0.7
nVent Electric PLC	0.7
Entegris, Inc.	0.7
ATI, Inc.	0.7
Illumina, Inc.	0.7
TechnipFMC PLC	0.7

Top 10 Sectors

Table Summary
Value	Value
Utilities	2.9
Consumer Staples	3.0
Energy	4.2
Materials	5.4
Real Estate	6.4
Health Care	8.4
Consumer Discretionary	10.3
Financials	14.3
Information Technology	15.0
Industrials	25.5

Top Countries

Table Summary
Value	Value
Sweden	0.2
Japan	0.2
Bermuda	0.4
Thailand	0.6
Canada	0.6
United Kingdom	0.7
United States	96.4

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust II

MetLife Mid Cap Stock Index Portfolio: Class G

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the MetLife Mid Cap Stock Index Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class G	$32	0.60%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$1,237,232,431
  # of Portfolio Investments427
  Portfolio Turnover Rate17%
  Total Advisory Fees Paid$1,456,499

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

Table Summary
State Street SPDR S&P MidCap 400 ETF Trust	2.1
Twilio, Inc.	0.8
Carpenter Technology Corp.	0.8
MKS, Inc.	0.8
Curtiss-Wright Corp.	0.7
nVent Electric PLC	0.7
Entegris, Inc.	0.7
ATI, Inc.	0.7
Illumina, Inc.	0.7
TechnipFMC PLC	0.7

Top 10 Sectors

Table Summary
Value	Value
Utilities	2.9
Consumer Staples	3.0
Energy	4.2
Materials	5.4
Real Estate	6.4
Health Care	8.4
Consumer Discretionary	10.3
Financials	14.3
Information Technology	15.0
Industrials	25.5

Top Countries

Table Summary
Value	Value
Sweden	0.2
Japan	0.2
Bermuda	0.4
Thailand	0.6
Canada	0.6
United Kingdom	0.7
United States	96.4

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust II

MetLife MSCI EAFE® Index Portfolio: Class A

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the MetLife MSCI EAFE® Index Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$18	0.35%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$1,562,656,070
  # of Portfolio Investments693
  Portfolio Turnover Rate14%
  Total Advisory Fees Paid$2,183,857

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

Table Summary
ASML Holding NV	3.4
iShares MSCI EAFE ETF	2.7
HSBC Holdings PLC	1.4
Roche Holding AG	1.3
Novartis AG	1.3
AstraZeneca PLC	1.3
Nestle SA	1.2
Siemens AG	1.1
Shell PLC	1.0
Tokyo Electron Ltd.	1.0

Top 10 Sectors

Table Summary
Value	Value
Energy	3.1
Communication Services	3.6
Utilities	3.7
Materials	5.7
Consumer Staples	6.4
Consumer Discretionary	7.8
Health Care	9.8
Information Technology	11.6
Industrials	18.0
Financials	23.7

Top 10 Countries

Table Summary
Value	Value
Italy	3.2
Spain	3.6
Netherlands	5.8
Switzerland	6.0
Australia	6.8
France	7.8
Germany	8.2
United States	9.7
United Kingdom	10.5
Japan	22.5

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust II

MetLife MSCI EAFE® Index Portfolio: Class B

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the MetLife MSCI EAFE® Index Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$31	0.60%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$1,562,656,070
  # of Portfolio Investments693
  Portfolio Turnover Rate14%
  Total Advisory Fees Paid$2,183,857

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

Table Summary
ASML Holding NV	3.4
iShares MSCI EAFE ETF	2.7
HSBC Holdings PLC	1.4
Roche Holding AG	1.3
Novartis AG	1.3
AstraZeneca PLC	1.3
Nestle SA	1.2
Siemens AG	1.1
Shell PLC	1.0
Tokyo Electron Ltd.	1.0

Top 10 Sectors

Table Summary
Value	Value
Energy	3.1
Communication Services	3.6
Utilities	3.7
Materials	5.7
Consumer Staples	6.4
Consumer Discretionary	7.8
Health Care	9.8
Information Technology	11.6
Industrials	18.0
Financials	23.7

Top 10 Countries

Table Summary
Value	Value
Italy	3.2
Spain	3.6
Netherlands	5.8
Switzerland	6.0
Australia	6.8
France	7.8
Germany	8.2
United States	9.7
United Kingdom	10.5
Japan	22.5

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust II

MetLife MSCI EAFE® Index Portfolio: Class E

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the MetLife MSCI EAFE® Index Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$26	0.50%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$1,562,656,070
  # of Portfolio Investments693
  Portfolio Turnover Rate14%
  Total Advisory Fees Paid$2,183,857

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

Table Summary
ASML Holding NV	3.4
iShares MSCI EAFE ETF	2.7
HSBC Holdings PLC	1.4
Roche Holding AG	1.3
Novartis AG	1.3
AstraZeneca PLC	1.3
Nestle SA	1.2
Siemens AG	1.1
Shell PLC	1.0
Tokyo Electron Ltd.	1.0

Top 10 Sectors

Table Summary
Value	Value
Energy	3.1
Communication Services	3.6
Utilities	3.7
Materials	5.7
Consumer Staples	6.4
Consumer Discretionary	7.8
Health Care	9.8
Information Technology	11.6
Industrials	18.0
Financials	23.7

Top 10 Countries

Table Summary
Value	Value
Italy	3.2
Spain	3.6
Netherlands	5.8
Switzerland	6.0
Australia	6.8
France	7.8
Germany	8.2
United States	9.7
United Kingdom	10.5
Japan	22.5

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust II

MetLife MSCI EAFE® Index Portfolio: Class G

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the MetLife MSCI EAFE® Index Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class G	$34	0.65%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$1,562,656,070
  # of Portfolio Investments693
  Portfolio Turnover Rate14%
  Total Advisory Fees Paid$2,183,857

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

Table Summary
ASML Holding NV	3.4
iShares MSCI EAFE ETF	2.7
HSBC Holdings PLC	1.4
Roche Holding AG	1.3
Novartis AG	1.3
AstraZeneca PLC	1.3
Nestle SA	1.2
Siemens AG	1.1
Shell PLC	1.0
Tokyo Electron Ltd.	1.0

Top 10 Sectors

Table Summary
Value	Value
Energy	3.1
Communication Services	3.6
Utilities	3.7
Materials	5.7
Consumer Staples	6.4
Consumer Discretionary	7.8
Health Care	9.8
Information Technology	11.6
Industrials	18.0
Financials	23.7

Top 10 Countries

Table Summary
Value	Value
Italy	3.2
Spain	3.6
Netherlands	5.8
Switzerland	6.0
Australia	6.8
France	7.8
Germany	8.2
United States	9.7
United Kingdom	10.5
Japan	22.5

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust II

MetLife Russell 2000® Index Portfolio: Class A

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the MetLife Russell 2000® Index Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$17	0.30%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$1,090,052,097
  # of Portfolio Investments1,839
  Portfolio Turnover Rate30%
  Total Advisory Fees Paid$1,263,371

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

Table Summary
iShares Russell 2000 ETF	0.4
Moog, Inc.	0.4
Hut 8 Corp.	0.4
Viasat, Inc.	0.3
BrightSpring Health Services, Inc.	0.3
Cytokinetics, Inc.	0.3
MaxLinear, Inc.	0.3
Argan, Inc.	0.3
UMB Financial Corp.	0.3
JFrog Ltd.	0.3

Top 10 Sectors

Table Summary
Value	Value
Communication Services	2.4
Utilities	2.6
Materials	4.1
Energy	5.6
Real Estate	5.7
Consumer Discretionary	9.2
Information Technology	13.9
Industrials	14.5
Financials	18.0
Health Care	19.5

Top 10 Countries

Table Summary
Value	Value
Monaco	0.1
Cameroon	0.1
Bermuda	0.2
Norway	0.2
United Kingdom	0.2
Singapore	0.2
Puerto Rico	0.3
Switzerland	0.4
Canada	1.1
United States	94.1

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust II

MetLife Russell 2000® Index Portfolio: Class B

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the MetLife Russell 2000® Index Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$30	0.55%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$1,090,052,097
  # of Portfolio Investments1,839
  Portfolio Turnover Rate30%
  Total Advisory Fees Paid$1,263,371

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

Table Summary
iShares Russell 2000 ETF	0.4
Moog, Inc.	0.4
Hut 8 Corp.	0.4
Viasat, Inc.	0.3
BrightSpring Health Services, Inc.	0.3
Cytokinetics, Inc.	0.3
MaxLinear, Inc.	0.3
Argan, Inc.	0.3
UMB Financial Corp.	0.3
JFrog Ltd.	0.3

Top 10 Sectors

Table Summary
Value	Value
Communication Services	2.4
Utilities	2.6
Materials	4.1
Energy	5.6
Real Estate	5.7
Consumer Discretionary	9.2
Information Technology	13.9
Industrials	14.5
Financials	18.0
Health Care	19.5

Top 10 Countries

Table Summary
Value	Value
Monaco	0.1
Cameroon	0.1
Bermuda	0.2
Norway	0.2
United Kingdom	0.2
Singapore	0.2
Puerto Rico	0.3
Switzerland	0.4
Canada	1.1
United States	94.1

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust II

MetLife Russell 2000® Index Portfolio: Class E

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the MetLife Russell 2000® Index Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$25	0.45%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$1,090,052,097
  # of Portfolio Investments1,839
  Portfolio Turnover Rate30%
  Total Advisory Fees Paid$1,263,371

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

Table Summary
iShares Russell 2000 ETF	0.4
Moog, Inc.	0.4
Hut 8 Corp.	0.4
Viasat, Inc.	0.3
BrightSpring Health Services, Inc.	0.3
Cytokinetics, Inc.	0.3
MaxLinear, Inc.	0.3
Argan, Inc.	0.3
UMB Financial Corp.	0.3
JFrog Ltd.	0.3

Top 10 Sectors

Table Summary
Value	Value
Communication Services	2.4
Utilities	2.6
Materials	4.1
Energy	5.6
Real Estate	5.7
Consumer Discretionary	9.2
Information Technology	13.9
Industrials	14.5
Financials	18.0
Health Care	19.5

Top 10 Countries

Table Summary
Value	Value
Monaco	0.1
Cameroon	0.1
Bermuda	0.2
Norway	0.2
United Kingdom	0.2
Singapore	0.2
Puerto Rico	0.3
Switzerland	0.4
Canada	1.1
United States	94.1

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust II

MetLife Russell 2000® Index Portfolio: Class G

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the MetLife Russell 2000® Index Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class G	$33	0.60%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$1,090,052,097
  # of Portfolio Investments1,839
  Portfolio Turnover Rate30%
  Total Advisory Fees Paid$1,263,371

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

Table Summary
iShares Russell 2000 ETF	0.4
Moog, Inc.	0.4
Hut 8 Corp.	0.4
Viasat, Inc.	0.3
BrightSpring Health Services, Inc.	0.3
Cytokinetics, Inc.	0.3
MaxLinear, Inc.	0.3
Argan, Inc.	0.3
UMB Financial Corp.	0.3
JFrog Ltd.	0.3

Top 10 Sectors

Table Summary
Value	Value
Communication Services	2.4
Utilities	2.6
Materials	4.1
Energy	5.6
Real Estate	5.7
Consumer Discretionary	9.2
Information Technology	13.9
Industrials	14.5
Financials	18.0
Health Care	19.5

Top 10 Countries

Table Summary
Value	Value
Monaco	0.1
Cameroon	0.1
Bermuda	0.2
Norway	0.2
United Kingdom	0.2
Singapore	0.2
Puerto Rico	0.3
Switzerland	0.4
Canada	1.1
United States	94.1

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust II

MetLife Stock Index Portfolio: Class A

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the MetLife Stock Index Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$14	0.27%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$9,680,787,851
  # of Portfolio Investments567
  Portfolio Turnover Rate6%
  Total Advisory Fees Paid$10,948,523

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

Table Summary
NVIDIA Corp.	7.4
Apple, Inc.	6.5
Alphabet, Inc.	5.8
Microsoft Corp.	4.2
Amazon.com, Inc.	3.6
Broadcom, Inc.	2.7
Micron Technology, Inc.	2.0
Meta Platforms, Inc.	1.9
Tesla, Inc.	1.8
Eli Lilly & Co.	1.5

Top 10 Sectors

Table Summary
Value	Value
Materials	1.8
Utilities	2.2
Energy	2.9
Consumer Staples	4.5
Health Care	8.8
Industrials	8.8
Consumer Discretionary	9.2
Communication Services	9.6
Financials	11.6
Information Technology	37.6

Top Countries

Table Summary
Value	Value
Switzerland	0.1
Netherlands	0.1
United States	99.3

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust II

MetLife Stock Index Portfolio: Class B

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the MetLife Stock Index Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$27	0.52%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$9,680,787,851
  # of Portfolio Investments567
  Portfolio Turnover Rate6%
  Total Advisory Fees Paid$10,948,523

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

Table Summary
NVIDIA Corp.	7.4
Apple, Inc.	6.5
Alphabet, Inc.	5.8
Microsoft Corp.	4.2
Amazon.com, Inc.	3.6
Broadcom, Inc.	2.7
Micron Technology, Inc.	2.0
Meta Platforms, Inc.	1.9
Tesla, Inc.	1.8
Eli Lilly & Co.	1.5

Top 10 Sectors

Table Summary
Value	Value
Materials	1.8
Utilities	2.2
Energy	2.9
Consumer Staples	4.5
Health Care	8.8
Industrials	8.8
Consumer Discretionary	9.2
Communication Services	9.6
Financials	11.6
Information Technology	37.6

Top Countries

Table Summary
Value	Value
Switzerland	0.1
Netherlands	0.1
United States	99.3

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust II

MetLife Stock Index Portfolio: Class D

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the MetLife Stock Index Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class D	$19	0.37%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$9,680,787,851
  # of Portfolio Investments567
  Portfolio Turnover Rate6%
  Total Advisory Fees Paid$10,948,523

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

Table Summary
NVIDIA Corp.	7.4
Apple, Inc.	6.5
Alphabet, Inc.	5.8
Microsoft Corp.	4.2
Amazon.com, Inc.	3.6
Broadcom, Inc.	2.7
Micron Technology, Inc.	2.0
Meta Platforms, Inc.	1.9
Tesla, Inc.	1.8
Eli Lilly & Co.	1.5

Top 10 Sectors

Table Summary
Value	Value
Materials	1.8
Utilities	2.2
Energy	2.9
Consumer Staples	4.5
Health Care	8.8
Industrials	8.8
Consumer Discretionary	9.2
Communication Services	9.6
Financials	11.6
Information Technology	37.6

Top Countries

Table Summary
Value	Value
Switzerland	0.1
Netherlands	0.1
United States	99.3

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust II

MetLife Stock Index Portfolio: Class E

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the MetLife Stock Index Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$22	0.42%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$9,680,787,851
  # of Portfolio Investments567
  Portfolio Turnover Rate6%
  Total Advisory Fees Paid$10,948,523

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

Table Summary
NVIDIA Corp.	7.4
Apple, Inc.	6.5
Alphabet, Inc.	5.8
Microsoft Corp.	4.2
Amazon.com, Inc.	3.6
Broadcom, Inc.	2.7
Micron Technology, Inc.	2.0
Meta Platforms, Inc.	1.9
Tesla, Inc.	1.8
Eli Lilly & Co.	1.5

Top 10 Sectors

Table Summary
Value	Value
Materials	1.8
Utilities	2.2
Energy	2.9
Consumer Staples	4.5
Health Care	8.8
Industrials	8.8
Consumer Discretionary	9.2
Communication Services	9.6
Financials	11.6
Information Technology	37.6

Top Countries

Table Summary
Value	Value
Switzerland	0.1
Netherlands	0.1
United States	99.3

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust II

MetLife Stock Index Portfolio: Class G

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the MetLife Stock Index Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class G	$30	0.57%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$9,680,787,851
  # of Portfolio Investments567
  Portfolio Turnover Rate6%
  Total Advisory Fees Paid$10,948,523

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

Table Summary
NVIDIA Corp.	7.4
Apple, Inc.	6.5
Alphabet, Inc.	5.8
Microsoft Corp.	4.2
Amazon.com, Inc.	3.6
Broadcom, Inc.	2.7
Micron Technology, Inc.	2.0
Meta Platforms, Inc.	1.9
Tesla, Inc.	1.8
Eli Lilly & Co.	1.5

Top 10 Sectors

Table Summary
Value	Value
Materials	1.8
Utilities	2.2
Energy	2.9
Consumer Staples	4.5
Health Care	8.8
Industrials	8.8
Consumer Discretionary	9.2
Communication Services	9.6
Financials	11.6
Information Technology	37.6

Top Countries

Table Summary
Value	Value
Switzerland	0.1
Netherlands	0.1
United States	99.3

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust II

MFS® Total Return Portfolio: Class A

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the MFS® Total Return Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$32	0.63%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$566,702,365
  # of Portfolio Investments842
  Portfolio Turnover Rate23%
  Total Advisory Fees Paid$1,578,477

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

Table Summary
Charles Schwab Corp.	2.5
Microsoft Corp.	2.0
Bank of America Corp.	1.9
Pfizer, Inc.	1.8
Medtronic PLC	1.7
Kenvue, Inc.	1.7
Omnicom Group, Inc.	1.7
Becton Dickinson & Co.	1.6
Northern Trust Corp.	1.6
Cigna Group	1.6

Top 10 Fixed Income Issuers

Table Summary
U.S. Treasury Bonds	5.2
Federal National Mortgage Association	3.8
U.S. Treasury Notes	3.5
Government National Mortgage Association	2.1
Federal Home Loan Mortgage Corp.	2.0
OCP CLO Ltd.	0.7
LoanCore Issuer Ltd.	0.7
Uniform Mortgage-Backed Security, TBA	0.6
MF1 LLC	0.5
JPMorgan Chase & Co.	0.5

Top 10 Countries

Table Summary
Value	Value
Hong Kong	0.4
Switzerland	0.4
Ireland	0.4
Japan	0.5
Germany	0.8
Canada	1.0
Netherlands	1.2
United Kingdom	2.0
Cayman Islands	3.1
United States	88.4

Asset Allocation

Table Summary
Value	Value
Municipals	0.5
Preferred Stocks	0.6
Convertible Preferred Stocks	0.7
Short-Term Investments	1.3
Asset-Backed Securities	4.2
Non-Agency Mortgage-Backed Securities	4.3
U.S. Treasury & Government Agencies	8.6
Agency Sponsored Mortgage-Backed Securities	9.1
Corporate Bonds & Notes	13.5
Common Stocks	57.7

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust II

MFS® Total Return Portfolio: Class B

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the MFS® Total Return Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$44	0.88%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$566,702,365
  # of Portfolio Investments842
  Portfolio Turnover Rate23%
  Total Advisory Fees Paid$1,578,477

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

Table Summary
Charles Schwab Corp.	2.5
Microsoft Corp.	2.0
Bank of America Corp.	1.9
Pfizer, Inc.	1.8
Medtronic PLC	1.7
Kenvue, Inc.	1.7
Omnicom Group, Inc.	1.7
Becton Dickinson & Co.	1.6
Northern Trust Corp.	1.6
Cigna Group	1.6

Top 10 Fixed Income Issuers

Table Summary
U.S. Treasury Bonds	5.2
Federal National Mortgage Association	3.8
U.S. Treasury Notes	3.5
Government National Mortgage Association	2.1
Federal Home Loan Mortgage Corp.	2.0
OCP CLO Ltd.	0.7
LoanCore Issuer Ltd.	0.7
Uniform Mortgage-Backed Security, TBA	0.6
MF1 LLC	0.5
JPMorgan Chase & Co.	0.5

Top 10 Countries

Table Summary
Value	Value
Hong Kong	0.4
Switzerland	0.4
Ireland	0.4
Japan	0.5
Germany	0.8
Canada	1.0
Netherlands	1.2
United Kingdom	2.0
Cayman Islands	3.1
United States	88.4

Asset Allocation

Table Summary
Value	Value
Municipals	0.5
Preferred Stocks	0.6
Convertible Preferred Stocks	0.7
Short-Term Investments	1.3
Asset-Backed Securities	4.2
Non-Agency Mortgage-Backed Securities	4.3
U.S. Treasury & Government Agencies	8.6
Agency Sponsored Mortgage-Backed Securities	9.1
Corporate Bonds & Notes	13.5
Common Stocks	57.7

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust II

MFS® Total Return Portfolio: Class E

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the MFS® Total Return Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$39	0.78%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$566,702,365
  # of Portfolio Investments842
  Portfolio Turnover Rate23%
  Total Advisory Fees Paid$1,578,477

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

Table Summary
Charles Schwab Corp.	2.5
Microsoft Corp.	2.0
Bank of America Corp.	1.9
Pfizer, Inc.	1.8
Medtronic PLC	1.7
Kenvue, Inc.	1.7
Omnicom Group, Inc.	1.7
Becton Dickinson & Co.	1.6
Northern Trust Corp.	1.6
Cigna Group	1.6

Top 10 Fixed Income Issuers

Table Summary
U.S. Treasury Bonds	5.2
Federal National Mortgage Association	3.8
U.S. Treasury Notes	3.5
Government National Mortgage Association	2.1
Federal Home Loan Mortgage Corp.	2.0
OCP CLO Ltd.	0.7
LoanCore Issuer Ltd.	0.7
Uniform Mortgage-Backed Security, TBA	0.6
MF1 LLC	0.5
JPMorgan Chase & Co.	0.5

Top 10 Countries

Table Summary
Value	Value
Hong Kong	0.4
Switzerland	0.4
Ireland	0.4
Japan	0.5
Germany	0.8
Canada	1.0
Netherlands	1.2
United Kingdom	2.0
Cayman Islands	3.1
United States	88.4

Asset Allocation

Table Summary
Value	Value
Municipals	0.5
Preferred Stocks	0.6
Convertible Preferred Stocks	0.7
Short-Term Investments	1.3
Asset-Backed Securities	4.2
Non-Agency Mortgage-Backed Securities	4.3
U.S. Treasury & Government Agencies	8.6
Agency Sponsored Mortgage-Backed Securities	9.1
Corporate Bonds & Notes	13.5
Common Stocks	57.7

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust II

MFS® Total Return Portfolio: Class F

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the MFS® Total Return Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$42	0.83%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$566,702,365
  # of Portfolio Investments842
  Portfolio Turnover Rate23%
  Total Advisory Fees Paid$1,578,477

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

Table Summary
Charles Schwab Corp.	2.5
Microsoft Corp.	2.0
Bank of America Corp.	1.9
Pfizer, Inc.	1.8
Medtronic PLC	1.7
Kenvue, Inc.	1.7
Omnicom Group, Inc.	1.7
Becton Dickinson & Co.	1.6
Northern Trust Corp.	1.6
Cigna Group	1.6

Top 10 Fixed Income Issuers

Table Summary
U.S. Treasury Bonds	5.2
Federal National Mortgage Association	3.8
U.S. Treasury Notes	3.5
Government National Mortgage Association	2.1
Federal Home Loan Mortgage Corp.	2.0
OCP CLO Ltd.	0.7
LoanCore Issuer Ltd.	0.7
Uniform Mortgage-Backed Security, TBA	0.6
MF1 LLC	0.5
JPMorgan Chase & Co.	0.5

Top 10 Countries

Table Summary
Value	Value
Hong Kong	0.4
Switzerland	0.4
Ireland	0.4
Japan	0.5
Germany	0.8
Canada	1.0
Netherlands	1.2
United Kingdom	2.0
Cayman Islands	3.1
United States	88.4

Asset Allocation

Table Summary
Value	Value
Municipals	0.5
Preferred Stocks	0.6
Convertible Preferred Stocks	0.7
Short-Term Investments	1.3
Asset-Backed Securities	4.2
Non-Agency Mortgage-Backed Securities	4.3
U.S. Treasury & Government Agencies	8.6
Agency Sponsored Mortgage-Backed Securities	9.1
Corporate Bonds & Notes	13.5
Common Stocks	57.7

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust II

MFS® Value Portfolio: Class A

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the MFS® Value Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$30	0.58%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$2,594,663,118
  # of Portfolio Investments88
  Portfolio Turnover Rate19%
  Total Advisory Fees Paid$7,201,246

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

Table Summary
Amazon.com, Inc.	5.1
JPMorgan Chase & Co.	4.0
Microsoft Corp.	3.4
KLA Corp.	3.2
Apple, Inc.	2.9
Johnson & Johnson	2.6
Cigna Group	2.6
Morgan Stanley	2.2
Analog Devices, Inc.	2.2
RTX Corp.	2.2

Top 10 Sectors

Table Summary
Value	Value
Materials	0.9
Real Estate	1.5
Consumer Staples	4.0
Energy	5.6
Utilities	8.0
Consumer Discretionary	8.3
Health Care	12.8
Information Technology	15.8
Industrials	16.1
Financials	25.0

Top Countries

Table Summary
Value	Value
United Kingdom	1.1
Netherlands	1.5
United States	96.1

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust II

MFS® Value Portfolio: Class B

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the MFS® Value Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$43	0.83%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$2,594,663,118
  # of Portfolio Investments88
  Portfolio Turnover Rate19%
  Total Advisory Fees Paid$7,201,246

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

Table Summary
Amazon.com, Inc.	5.1
JPMorgan Chase & Co.	4.0
Microsoft Corp.	3.4
KLA Corp.	3.2
Apple, Inc.	2.9
Johnson & Johnson	2.6
Cigna Group	2.6
Morgan Stanley	2.2
Analog Devices, Inc.	2.2
RTX Corp.	2.2

Top 10 Sectors

Table Summary
Value	Value
Materials	0.9
Real Estate	1.5
Consumer Staples	4.0
Energy	5.6
Utilities	8.0
Consumer Discretionary	8.3
Health Care	12.8
Information Technology	15.8
Industrials	16.1
Financials	25.0

Top Countries

Table Summary
Value	Value
United Kingdom	1.1
Netherlands	1.5
United States	96.1

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust II

MFS® Value Portfolio: Class D

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the MFS® Value Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class D	$35	0.68%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$2,594,663,118
  # of Portfolio Investments88
  Portfolio Turnover Rate19%
  Total Advisory Fees Paid$7,201,246

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

Table Summary
Amazon.com, Inc.	5.1
JPMorgan Chase & Co.	4.0
Microsoft Corp.	3.4
KLA Corp.	3.2
Apple, Inc.	2.9
Johnson & Johnson	2.6
Cigna Group	2.6
Morgan Stanley	2.2
Analog Devices, Inc.	2.2
RTX Corp.	2.2

Top 10 Sectors

Table Summary
Value	Value
Materials	0.9
Real Estate	1.5
Consumer Staples	4.0
Energy	5.6
Utilities	8.0
Consumer Discretionary	8.3
Health Care	12.8
Information Technology	15.8
Industrials	16.1
Financials	25.0

Top Countries

Table Summary
Value	Value
United Kingdom	1.1
Netherlands	1.5
United States	96.1

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust II

MFS® Value Portfolio: Class E

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the MFS® Value Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$37	0.73%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$2,594,663,118
  # of Portfolio Investments88
  Portfolio Turnover Rate19%
  Total Advisory Fees Paid$7,201,246

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

Table Summary
Amazon.com, Inc.	5.1
JPMorgan Chase & Co.	4.0
Microsoft Corp.	3.4
KLA Corp.	3.2
Apple, Inc.	2.9
Johnson & Johnson	2.6
Cigna Group	2.6
Morgan Stanley	2.2
Analog Devices, Inc.	2.2
RTX Corp.	2.2

Top 10 Sectors

Table Summary
Value	Value
Materials	0.9
Real Estate	1.5
Consumer Staples	4.0
Energy	5.6
Utilities	8.0
Consumer Discretionary	8.3
Health Care	12.8
Information Technology	15.8
Industrials	16.1
Financials	25.0

Top Countries

Table Summary
Value	Value
United Kingdom	1.1
Netherlands	1.5
United States	96.1

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust II

Neuberger Berman Genesis Portfolio: Class A

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the Neuberger Berman Genesis Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$44	0.82%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$782,878,405
  # of Portfolio Investments104
  Portfolio Turnover Rate23%
  Total Advisory Fees Paid$2,987,097

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

Table Summary
Valmont Industries, Inc.	2.0
MKS, Inc.	1.8
White Mountains Insurance Group Ltd.	1.7
Community Financial System, Inc.	1.7
UMB Financial Corp.	1.7
Prosperity Bancshares, Inc.	1.6
Littelfuse, Inc.	1.5
American States Water Co.	1.5
Haemonetics Corp.	1.5
Gates Industrial Corp. PLC	1.4

Top 10 Sectors

Table Summary
Value	Value
Communication Services	2.1
Real Estate	2.1
Utilities	5.7
Energy	5.8
Materials	6.0
Consumer Discretionary	6.7
Health Care	8.9
Information Technology	13.5
Financials	19.2
Industrials	27.5

Top Countries

Table Summary
Value	Value
Italy	0.7
Canada	2.1
United States	94.6

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust II

Neuberger Berman Genesis Portfolio: Class B

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the Neuberger Berman Genesis Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$57	1.07%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$782,878,405
  # of Portfolio Investments104
  Portfolio Turnover Rate23%
  Total Advisory Fees Paid$2,987,097

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

Table Summary
Valmont Industries, Inc.	2.0
MKS, Inc.	1.8
White Mountains Insurance Group Ltd.	1.7
Community Financial System, Inc.	1.7
UMB Financial Corp.	1.7
Prosperity Bancshares, Inc.	1.6
Littelfuse, Inc.	1.5
American States Water Co.	1.5
Haemonetics Corp.	1.5
Gates Industrial Corp. PLC	1.4

Top 10 Sectors

Table Summary
Value	Value
Communication Services	2.1
Real Estate	2.1
Utilities	5.7
Energy	5.8
Materials	6.0
Consumer Discretionary	6.7
Health Care	8.9
Information Technology	13.5
Financials	19.2
Industrials	27.5

Top Countries

Table Summary
Value	Value
Italy	0.7
Canada	2.1
United States	94.6

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust II

Neuberger Berman Genesis Portfolio: Class E

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the Neuberger Berman Genesis Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$52	0.97%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$782,878,405
  # of Portfolio Investments104
  Portfolio Turnover Rate23%
  Total Advisory Fees Paid$2,987,097

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

Table Summary
Valmont Industries, Inc.	2.0
MKS, Inc.	1.8
White Mountains Insurance Group Ltd.	1.7
Community Financial System, Inc.	1.7
UMB Financial Corp.	1.7
Prosperity Bancshares, Inc.	1.6
Littelfuse, Inc.	1.5
American States Water Co.	1.5
Haemonetics Corp.	1.5
Gates Industrial Corp. PLC	1.4

Top 10 Sectors

Table Summary
Value	Value
Communication Services	2.1
Real Estate	2.1
Utilities	5.7
Energy	5.8
Materials	6.0
Consumer Discretionary	6.7
Health Care	8.9
Information Technology	13.5
Financials	19.2
Industrials	27.5

Top Countries

Table Summary
Value	Value
Italy	0.7
Canada	2.1
United States	94.6

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust II

T. Rowe Price Large Cap Growth Portfolio: Class A

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the T. Rowe Price Large Cap Growth Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$27	0.54%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$2,243,111,000
  # of Portfolio Investments115
  Portfolio Turnover Rate31%
  Total Advisory Fees Paid$5,533,454

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

Table Summary
NVIDIA Corp.	13.8
Alphabet, Inc.	7.8
Apple, Inc.	5.8
Broadcom, Inc.	5.3
Microsoft Corp.	4.1
Eli Lilly & Co.	3.4
Meta Platforms, Inc.	3.2
Caterpillar, Inc.	3.0
Tesla, Inc.	2.9
Advanced Micro Devices, Inc.	2.8

Top Sectors

Table Summary
Value	Value
Consumer Staples	0.2
Real Estate	0.6
Materials	1.0
Financials	5.4
Health Care	6.4
Consumer Discretionary	8.1
Communication Services	13.8
Industrials	14.9
Information Technology	48.8

Top Countries

Table Summary
Value	Value
Thailand	0.2
Italy	0.3
Singapore	0.3
Brazil	0.3
Canada	0.6
Taiwan	1.0
Netherlands	1.4
United States	95.2

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust II

T. Rowe Price Large Cap Growth Portfolio: Class B

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the T. Rowe Price Large Cap Growth Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$40	0.79%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$2,243,111,000
  # of Portfolio Investments115
  Portfolio Turnover Rate31%
  Total Advisory Fees Paid$5,533,454

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

Table Summary
NVIDIA Corp.	13.8
Alphabet, Inc.	7.8
Apple, Inc.	5.8
Broadcom, Inc.	5.3
Microsoft Corp.	4.1
Eli Lilly & Co.	3.4
Meta Platforms, Inc.	3.2
Caterpillar, Inc.	3.0
Tesla, Inc.	2.9
Advanced Micro Devices, Inc.	2.8

Top Sectors

Table Summary
Value	Value
Consumer Staples	0.2
Real Estate	0.6
Materials	1.0
Financials	5.4
Health Care	6.4
Consumer Discretionary	8.1
Communication Services	13.8
Industrials	14.9
Information Technology	48.8

Top Countries

Table Summary
Value	Value
Thailand	0.2
Italy	0.3
Singapore	0.3
Brazil	0.3
Canada	0.6
Taiwan	1.0
Netherlands	1.4
United States	95.2

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust II

T. Rowe Price Large Cap Growth Portfolio: Class E

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the T. Rowe Price Large Cap Growth Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$35	0.69%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$2,243,111,000
  # of Portfolio Investments115
  Portfolio Turnover Rate31%
  Total Advisory Fees Paid$5,533,454

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

Table Summary
NVIDIA Corp.	13.8
Alphabet, Inc.	7.8
Apple, Inc.	5.8
Broadcom, Inc.	5.3
Microsoft Corp.	4.1
Eli Lilly & Co.	3.4
Meta Platforms, Inc.	3.2
Caterpillar, Inc.	3.0
Tesla, Inc.	2.9
Advanced Micro Devices, Inc.	2.8

Top Sectors

Table Summary
Value	Value
Consumer Staples	0.2
Real Estate	0.6
Materials	1.0
Financials	5.4
Health Care	6.4
Consumer Discretionary	8.1
Communication Services	13.8
Industrials	14.9
Information Technology	48.8

Top Countries

Table Summary
Value	Value
Thailand	0.2
Italy	0.3
Singapore	0.3
Brazil	0.3
Canada	0.6
Taiwan	1.0
Netherlands	1.4
United States	95.2

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust II

T. Rowe Price Small Cap Growth Portfolio: Class A

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the T. Rowe Price Small Cap Growth Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$27	0.49%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$1,127,006,225
  # of Portfolio Investments366
  Portfolio Turnover Rate45%
  Total Advisory Fees Paid$2,484,452

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

Table Summary
StoneX Group, Inc.	1.0
BrightSpring Health Services, Inc.	1.0
InterDigital, Inc.	1.0
Moog, Inc.	1.0
Bel Fuse, Inc.	0.9
ESCO Technologies, Inc.	0.8
Belden, Inc.	0.8
Marex Group PLC	0.8
FirstCash Holdings, Inc.	0.8
Federal Signal Corp.	0.8

Top 10 Sectors

Table Summary
Value	Value
Consumer Staples	1.0
Communication Services	1.1
Real Estate	1.9
Materials	3.8
Energy	4.7
Consumer Discretionary	8.3
Financials	9.1
Industrials	19.8
Information Technology	22.6
Health Care	27.4

Top 10 Countries

Table Summary
Value	Value
Germany	0.2
Denmark	0.2
Thailand	0.2
Finland	0.2
Costa Rica	0.3
Israel	0.6
Puerto Rico	1.4
United Kingdom	1.4
Canada	2.1
United States	93.0

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust II

T. Rowe Price Small Cap Growth Portfolio: Class B

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the T. Rowe Price Small Cap Growth Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$41	0.74%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$1,127,006,225
  # of Portfolio Investments366
  Portfolio Turnover Rate45%
  Total Advisory Fees Paid$2,484,452

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

Table Summary
StoneX Group, Inc.	1.0
BrightSpring Health Services, Inc.	1.0
InterDigital, Inc.	1.0
Moog, Inc.	1.0
Bel Fuse, Inc.	0.9
ESCO Technologies, Inc.	0.8
Belden, Inc.	0.8
Marex Group PLC	0.8
FirstCash Holdings, Inc.	0.8
Federal Signal Corp.	0.8

Top 10 Sectors

Table Summary
Value	Value
Consumer Staples	1.0
Communication Services	1.1
Real Estate	1.9
Materials	3.8
Energy	4.7
Consumer Discretionary	8.3
Financials	9.1
Industrials	19.8
Information Technology	22.6
Health Care	27.4

Top 10 Countries

Table Summary
Value	Value
Germany	0.2
Denmark	0.2
Thailand	0.2
Finland	0.2
Costa Rica	0.3
Israel	0.6
Puerto Rico	1.4
United Kingdom	1.4
Canada	2.1
United States	93.0

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust II

T. Rowe Price Small Cap Growth Portfolio: Class E

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the T. Rowe Price Small Cap Growth Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$35	0.64%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$1,127,006,225
  # of Portfolio Investments366
  Portfolio Turnover Rate45%
  Total Advisory Fees Paid$2,484,452

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

Table Summary
StoneX Group, Inc.	1.0
BrightSpring Health Services, Inc.	1.0
InterDigital, Inc.	1.0
Moog, Inc.	1.0
Bel Fuse, Inc.	0.9
ESCO Technologies, Inc.	0.8
Belden, Inc.	0.8
Marex Group PLC	0.8
FirstCash Holdings, Inc.	0.8
Federal Signal Corp.	0.8

Top 10 Sectors

Table Summary
Value	Value
Consumer Staples	1.0
Communication Services	1.1
Real Estate	1.9
Materials	3.8
Energy	4.7
Consumer Discretionary	8.3
Financials	9.1
Industrials	19.8
Information Technology	22.6
Health Care	27.4

Top 10 Countries

Table Summary
Value	Value
Germany	0.2
Denmark	0.2
Thailand	0.2
Finland	0.2
Costa Rica	0.3
Israel	0.6
Puerto Rico	1.4
United Kingdom	1.4
Canada	2.1
United States	93.0

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust II

T. Rowe Price Small Cap Growth Portfolio: Class G

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the T. Rowe Price Small Cap Growth Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class G	$43	0.79%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$1,127,006,225
  # of Portfolio Investments366
  Portfolio Turnover Rate45%
  Total Advisory Fees Paid$2,484,452

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

Table Summary
StoneX Group, Inc.	1.0
BrightSpring Health Services, Inc.	1.0
InterDigital, Inc.	1.0
Moog, Inc.	1.0
Bel Fuse, Inc.	0.9
ESCO Technologies, Inc.	0.8
Belden, Inc.	0.8
Marex Group PLC	0.8
FirstCash Holdings, Inc.	0.8
Federal Signal Corp.	0.8

Top 10 Sectors

Table Summary
Value	Value
Consumer Staples	1.0
Communication Services	1.1
Real Estate	1.9
Materials	3.8
Energy	4.7
Consumer Discretionary	8.3
Financials	9.1
Industrials	19.8
Information Technology	22.6
Health Care	27.4

Top 10 Countries

Table Summary
Value	Value
Germany	0.2
Denmark	0.2
Thailand	0.2
Finland	0.2
Costa Rica	0.3
Israel	0.6
Puerto Rico	1.4
United Kingdom	1.4
Canada	2.1
United States	93.0

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust II

VanEck Global Natural Resources Portfolio: Class A

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the VanEck Global Natural Resources Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$39	0.77%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$670,824,935
  # of Portfolio Investments62
  Portfolio Turnover Rate65%
  Total Advisory Fees Paid$2,693,538

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

Table Summary
Nutrien Ltd.	4.9
Diamondback Energy, Inc.	4.1
Canadian Natural Resources Ltd.	4.1
Ovintiv, Inc.	4.0
CRH PLC	3.7
BP PLC	3.2
Glencore PLC	3.2
Core Natural Resources, Inc.	3.0
Hudbay Minerals, Inc.	3.0
Expand Energy Corp.	2.8

Top Sectors

Table Summary
Value	Value
Industrials	3.0
Consumer Staples	5.8
Energy	40.0
Materials	49.3

Top Countries

Table Summary
Value	Value
Luxembourg	1.0
United Kingdom	1.1
Turkey	1.3
Zambia	1.5
Australia	3.2
South Africa	3.6
Canada	23.8
United States	62.6

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust II

VanEck Global Natural Resources Portfolio: Class B

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the VanEck Global Natural Resources Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$52	1.02%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$670,824,935
  # of Portfolio Investments62
  Portfolio Turnover Rate65%
  Total Advisory Fees Paid$2,693,538

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Equity Holdings

Table Summary
Nutrien Ltd.	4.9
Diamondback Energy, Inc.	4.1
Canadian Natural Resources Ltd.	4.1
Ovintiv, Inc.	4.0
CRH PLC	3.7
BP PLC	3.2
Glencore PLC	3.2
Core Natural Resources, Inc.	3.0
Hudbay Minerals, Inc.	3.0
Expand Energy Corp.	2.8

Top Sectors

Table Summary
Value	Value
Industrials	3.0
Consumer Staples	5.8
Energy	40.0
Materials	49.3

Top Countries

Table Summary
Value	Value
Luxembourg	1.0
United Kingdom	1.1
Turkey	1.3
Zambia	1.5
Australia	3.2
South Africa	3.6
Canada	23.8
United States	62.6

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio: Class A

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the Western Asset Management Strategic Bond Opportunities Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$29	0.58%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$1,779,810,304
  # of Portfolio Investments813
  Portfolio Turnover Rate32%
  Total Advisory Fees Paid$4,759,710

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Fixed Income Issuers

Table Summary
Federal National Mortgage Association Connecticut Avenue Securities Trust	2.2
Mcclatchy Media Co. LLC	2.2
BX Commercial Mortgage Trust	1.5
Federal Home Loan Mortgage Corp. STACR REMICS Trust	1.1
Venture Global Plaquemines LNG LLC	1.0
First Quantum Minerals Ltd.	0.8
CHS/Community Health Systems, Inc.	0.7
NRG Energy, Inc.	0.7
Inter-American Development Bank	0.7
CSMC Trust	0.7

Asset Allocation

Table Summary
Value	Value
Convertible Bonds	0.0Footnote Reference*
Rights	0.0Footnote Reference*
Common Stocks	0.1
Short-Term Investments	0.1
U.S. Treasury & Government Agencies	0.1
Convertible Preferred Stocks	0.3
Agency Sponsored Mortgage-Backed Securities	4.5
Foreign Government	4.7
Asset-Backed Securities	10.0
Floating Rate Loans	13.2
Non-Agency Mortgage-Backed Securities	14.3
Corporate Bonds & Notes	51.0
Footnote	Description
Footnote*	Amount rounds to less than 0.1%

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio: Class B

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the Western Asset Management Strategic Bond Opportunities Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$42	0.83%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$1,779,810,304
  # of Portfolio Investments813
  Portfolio Turnover Rate32%
  Total Advisory Fees Paid$4,759,710

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Fixed Income Issuers

Table Summary
Federal National Mortgage Association Connecticut Avenue Securities Trust	2.2
Mcclatchy Media Co. LLC	2.2
BX Commercial Mortgage Trust	1.5
Federal Home Loan Mortgage Corp. STACR REMICS Trust	1.1
Venture Global Plaquemines LNG LLC	1.0
First Quantum Minerals Ltd.	0.8
CHS/Community Health Systems, Inc.	0.7
NRG Energy, Inc.	0.7
Inter-American Development Bank	0.7
CSMC Trust	0.7

Asset Allocation

Table Summary
Value	Value
Convertible Bonds	0.0Footnote Reference*
Rights	0.0Footnote Reference*
Common Stocks	0.1
Short-Term Investments	0.1
U.S. Treasury & Government Agencies	0.1
Convertible Preferred Stocks	0.3
Agency Sponsored Mortgage-Backed Securities	4.5
Foreign Government	4.7
Asset-Backed Securities	10.0
Floating Rate Loans	13.2
Non-Agency Mortgage-Backed Securities	14.3
Corporate Bonds & Notes	51.0
Footnote	Description
Footnote*	Amount rounds to less than 0.1%

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio: Class E

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the Western Asset Management Strategic Bond Opportunities Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$37	0.73%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$1,779,810,304
  # of Portfolio Investments813
  Portfolio Turnover Rate32%
  Total Advisory Fees Paid$4,759,710

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Fixed Income Issuers

Table Summary
Federal National Mortgage Association Connecticut Avenue Securities Trust	2.2
Mcclatchy Media Co. LLC	2.2
BX Commercial Mortgage Trust	1.5
Federal Home Loan Mortgage Corp. STACR REMICS Trust	1.1
Venture Global Plaquemines LNG LLC	1.0
First Quantum Minerals Ltd.	0.8
CHS/Community Health Systems, Inc.	0.7
NRG Energy, Inc.	0.7
Inter-American Development Bank	0.7
CSMC Trust	0.7

Asset Allocation

Table Summary
Value	Value
Convertible Bonds	0.0Footnote Reference*
Rights	0.0Footnote Reference*
Common Stocks	0.1
Short-Term Investments	0.1
U.S. Treasury & Government Agencies	0.1
Convertible Preferred Stocks	0.3
Agency Sponsored Mortgage-Backed Securities	4.5
Foreign Government	4.7
Asset-Backed Securities	10.0
Floating Rate Loans	13.2
Non-Agency Mortgage-Backed Securities	14.3
Corporate Bonds & Notes	51.0
Footnote	Description
Footnote*	Amount rounds to less than 0.1%

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust II

Western Asset Management U.S. Government Portfolio: Class A

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the Western Asset Management U.S. Government Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$25	0.51%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$1,192,822,949
  # of Portfolio Investments735
  Portfolio Turnover Rate86%
  Total Advisory Fees Paid$2,811,720

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Fixed Income Issuers

Table Summary
U.S. Treasury Notes	26.3
Federal National Mortgage Association	12.1
Federal Home Loan Mortgage Corp.	10.4
Resolution Funding Corp. Principal STRIPS	8.6
Federal Home Loan Banks	5.6
Government National Mortgage Association	5.6
Federal Farm Credit Banks Funding Corp.	4.1
Uniform Mortgage-Backed Security, TBA	3.0
Tennessee Valley Authority	3.0
Resolution Funding Corp. Interest STRIPS	2.2

Asset Allocation

Table Summary
Value	Value
Asset-Backed Securities	0.0Footnote Reference*
Corporate Bonds & Notes	0.8
Short-Term Investments	1.7
Foreign Government	3.1
Non-Agency Mortgage-Backed Securities	4.1
Agency Sponsored Mortgage-Backed Securities	35.2
U.S. Treasury & Government Agencies	59.1
Footnote	Description
Footnote*	Amount rounds to less than 0.1%

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust II

Western Asset Management U.S. Government Portfolio: Class B

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the Western Asset Management U.S. Government Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$38	0.76%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$1,192,822,949
  # of Portfolio Investments735
  Portfolio Turnover Rate86%
  Total Advisory Fees Paid$2,811,720

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Fixed Income Issuers

Table Summary
U.S. Treasury Notes	26.3
Federal National Mortgage Association	12.1
Federal Home Loan Mortgage Corp.	10.4
Resolution Funding Corp. Principal STRIPS	8.6
Federal Home Loan Banks	5.6
Government National Mortgage Association	5.6
Federal Farm Credit Banks Funding Corp.	4.1
Uniform Mortgage-Backed Security, TBA	3.0
Tennessee Valley Authority	3.0
Resolution Funding Corp. Interest STRIPS	2.2

Asset Allocation

Table Summary
Value	Value
Asset-Backed Securities	0.0Footnote Reference*
Corporate Bonds & Notes	0.8
Short-Term Investments	1.7
Foreign Government	3.1
Non-Agency Mortgage-Backed Securities	4.1
Agency Sponsored Mortgage-Backed Securities	35.2
U.S. Treasury & Government Agencies	59.1
Footnote	Description
Footnote*	Amount rounds to less than 0.1%

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

Brighthouse Funds Trust II

Western Asset Management U.S. Government Portfolio: Class E

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the Western Asset Management U.S. Government Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$33	0.66%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$1,192,822,949
  # of Portfolio Investments735
  Portfolio Turnover Rate86%
  Total Advisory Fees Paid$2,811,720

What did the Portfolio invest in?

The tables below show the investment make up of the Portfolio, representing a percentage of total net assets.

Top 10 Fixed Income Issuers

Table Summary
U.S. Treasury Notes	26.3
Federal National Mortgage Association	12.1
Federal Home Loan Mortgage Corp.	10.4
Resolution Funding Corp. Principal STRIPS	8.6
Federal Home Loan Banks	5.6
Government National Mortgage Association	5.6
Federal Farm Credit Banks Funding Corp.	4.1
Uniform Mortgage-Backed Security, TBA	3.0
Tennessee Valley Authority	3.0
Resolution Funding Corp. Interest STRIPS	2.2

Asset Allocation

Table Summary
Value	Value
Asset-Backed Securities	0.0Footnote Reference*
Corporate Bonds & Notes	0.8
Short-Term Investments	1.7
Foreign Government	3.1
Non-Agency Mortgage-Backed Securities	4.1
Agency Sponsored Mortgage-Backed Securities	35.2
U.S. Treasury & Government Agencies	59.1
Footnote	Description
Footnote*	Amount rounds to less than 0.1%

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit https://dfinview.com/BHFT.

Phone: 1-888-243-1956

(b) Not applicable.

Item 2. Code of Ethics.

Item applicable only to annual report on Form N-CSR.

Item 3. Audit Committee Financial Expert.

Item applicable only to annual report on Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Item applicable only to annual report on Form N-CSR.

Item 5. Audit Committees of Listed Registrants.

Not applicable to the registrant.

Item 6. Investments.

(a) Schedules of Investments are included as part of the reports to shareholders filed under Item 7(a) of this Form N-CSR.

(b) Not applicable to the registrant.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are included as part of the Financial Statements filed under Item 7(a) of this Form.

Brighthouse Funds Trust II
Semi-Annual Financial Statements
June 30, 2026

Brighthouse Funds Trust II
Table of Contents

Section ASchedule of Investments (Item 6), Financial Statements and Financial Highlights (Item 7)
Glossary of Abbreviations	BHFTII-2
Baillie Gifford International Stock Portfolio	BHFTII-3
BlackRock Bond Income Portfolio	BHFTII-11
BlackRock Capital Appreciation Portfolio	BHFTII-86
BlackRock Ultra-Short Term Bond Portfolio	BHFTII-94
Brighthouse Asset Allocation 20 Portfolio	BHFTII-101
Brighthouse Asset Allocation 40 Portfolio	BHFTII-107
Brighthouse Asset Allocation 60 Portfolio	BHFTII-113
Brighthouse Asset Allocation 80 Portfolio	BHFTII-119
Brighthouse/Dimensional International Small Company Portfolio	BHFTII-125
Brighthouse/Wellington Balanced Portfolio	BHFTII-162
Brighthouse/Wellington Core Equity Opportunities Portfolio	BHFTII-191
Frontier Mid Cap Growth Portfolio	BHFTII-198
Invesco Value Opportunities Portfolio (formerly, Brighthouse/Artisan Mid Cap Value Portfolio)	BHFTII-206
Jennison Growth Portfolio	BHFTII-214
Loomis Sayles Small Cap Core Portfolio	BHFTII-221
Loomis Sayles Small Cap Growth Portfolio	BHFTII-230
MetLife Aggregate Bond Index Portfolio	BHFTII-238
MetLife Mid Cap Stock Index Portfolio	BHFTII-266
MetLife MSCI EAFE Index Portfolio	BHFTII-279
MetLife Russell 2000 Index Portfolio	BHFTII-294
MetLife Stock Index Portfolio	BHFTII-321
MFS® Total Return Portfolio	BHFTII-337
MFS® Value Portfolio	BHFTII-355
Neuberger Berman Genesis Portfolio	BHFTII-363
T. Rowe Price Large Cap Growth Portfolio	BHFTII-370
T. Rowe Price Small Cap Growth Portfolio	BHFTII-381
VanEck Global Natural Resources Portfolio	BHFTII-392
Western Asset Management Strategic Bond Opportunities Portfolio	BHFTII-398
Western Asset Management U.S. Government Portfolio	BHFTII-426
Section BNotes to Financial Statements	BHFTII-439
Section CReport of Independent Registered Public Accounting Firm	BHFTII-461
Section DBoard of Trustees’ Consideration of Advisory and Sub-Advisory Agreements (Item 11)	BHFTII-462
Section EShareholder Votes	BHFTII-464
Changes in and Disagreements with Accountants for Open-End Management Investment Companies (Item 8)
Not applicable
Proxy Disclosures for Open-End Management Investment Companies (Item 9)
Proxy Disclosures for Open-End Management Investment Companies is included within Section E under Item 7 above.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (Item 10)
Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies is included under Statements of Operations in the Financial Statements under Item 7 above.

Brighthouse Funds Trust II
Glossary of Abbreviations

Counterparties

(ANZ)	— Australia & New Zealand Banking Corp.
(BBP)	— Barclays Bank PLC
(BNP)	— BNP Paribas SA
(BOA)	— Bank of America NA
(CBNA)	— Citibank NA
(CIBC)	— Canadian Imperial Bank of Commerce
(DBAG)	— Deutsche Bank AG
(GSI)	— Goldman Sachs International
(HSBC)	— HSBC Bank PLC
(JPMC)	— JPMorgan Chase Bank NA
(MSB)	— Morgan Stanley Bank NA
(MSIP)	— Morgan Stanley & Co. International PLC
(NIP)	— Nomura International PLC
(NWM)	— NatWest Markets PLC
(SCB)	— Standard Chartered Bank
(SG)	— Societe Generale Paris
(SSBT)	— State Street Bank and Trust Co.
(TDB)	— Toronto Dominion Bank
(UBSA)	— UBS AG
(WFB)	— Wells Fargo Bank NA
Currencies

(ARS)	— Argentine Peso
(AUD)	— Australian Dollar
(BRL)	— Brazilian Real
(CAD)	— Canadian Dollar
(CLP)	— Chilean Peso
(CNH)	— Chinese Renminbi
(CNY)	— Chinese Yuan
(COP)	— Colombian Peso
(CZK)	— Czech Koruna
(DOP)	— Dominican Peso
(EGP)	— Egypt Pound
(EUR)	— Euro
(GBP)	— British Pound
(HUF)	— Hungarian Forint
(IDR)	— Indonesian Rupiah
(INR)	— Indian Rupee
(JMD)	— Jamaica Dollar
(JPY)	— Japanese Yen
(KRW)	— South Korean Won
(MXN)	— Mexican Peso
(MYR)	— Malaysian Ringgit
(NGN)	— Nigeria Naira
(PEN)	— Peruvian Nuevo Sol
(PHP)	— Philippine Peso
(PLN)	— Polish Zloty
(PYG)	— Paraguay Guarani
(THB)	— Thai Baht
(TRY)	— Turkish Lira
(TWD)	— Taiwanese New Dollar
(USD)	— United States Dollar
(UYU)	— Uruguay Peso
(ZAR)	— South African Rand
Index Abbreviations

(BUBOR)	— Budapest Interbank Offered Rate
(CAMARA)	— Chilean Average Chamber Index
(CDI)	— Brazil Interbank Deposit Rate
(CDX.NA.HY)	— Markit North America High Yield CDS Index
(CMBX.NA.AAA)	— Markit North America AAA Rated CMBS Index
(CMBX.NA.BBB-)	— Markit North America BBB- Rated CMBS Index
(CNRR)	— China 7 Day Reverse Repo Rates
(COP-IBR)	— Colombian Peso Overnight Interbank Rate
(EURIBOR)	— Euro Interbank Offered Rate
(H15)	— U.S. Treasury Yield Curve Rate T-Note Constant Maturity Index
(ITRX.EUR)	— Markit iTraxx Europe CDS Index
(ITRX.EUR.XOVER)	— Markit iTraxx Europe Crossover CDS Index
(ITRX.FINSR)	— Markit iTraxx Europe Senior Financial CDS Index
(JIBAR)	— Johannnesberg Interbank Average Rate
(KLIBOR)	— Kuala Lumpur Interbank Offered Rate
(KRW COD)	— South Korean Certificate of Deposit Rate
(MIBOR)	— Mumbai Interbank Offered Rate
(MTA)	— Monthly Treasury Average Index
(OBFR)	— U.S. Overnight Bank Funding Rate
(PRIBOR)	— Prague Interbank Offered Rate
(PRIME)	— U.S. Federal Reserve Prime Rate
(RFUCCT)	— Refinitiv USD IBOR Consumer Cash Fallbacks Term
(SOFR)	— Secured Overnight Financing Rate
(SOFR30A)	— Secured Overnight Financing Rate 30-Day Average
(SONIA)	— Sterling Overnight Interbank Average Rate
(THOR)	— Thai Overnight Repurchase Rate
(TIIE)	— Mexican Interbank Equilibrium Interest Rate
(TSFR)	— Term Secured Overnight Financing Rate
(UKG)	— U.K. Government Bond
(UST)	— U.S. Treasury Bill Rate
(WIBOR)	— Warsaw Interbank Offered Rate
Other Abbreviations

(ACES)	— Alternative Credit Enhancement Securities
(ADR)	— American Depositary Receipt
(CDO)	— Collateralized Debt Obligation
(CLO)	— Collateralized Loan Obligation
(DAC)	— Designated Activity Company
(ETF)	— Exchange-Traded Fund
(ICE)	— Intercontinental Exchange, Inc.
(IG)	— Investment Grade
(IRS)	— Interest Rate Swap
(REIT)	— Real Estate Investment Trust
(REMICS)	— Real Estate Mortgage Investment Conduit
(SDR)	— Swedish Depository Receipt
(STACR)	— Structured Agency Credit Risk
BHFTII-2

Brighthouse Funds Trust II
Baillie Gifford International Stock Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Common Stocks—98.7% of Net Assets

Security Description	Shares	Value

Australia — 2.5%
Rio Tinto PLC	347,894	$32,904,738
Belgium — 1.0%
KBC Group NV	92,973	12,681,551
Brazil — 4.5%
B3 SA - Brasil Bolsa Balcao	7,729,500	21,755,736
MercadoLibre, Inc. (a)	12,027	20,414,510
Petroleo Brasileiro SA - Petrobras (ADR)	966,377	15,616,652
		57,786,898
Canada — 3.3%
Constellation Software, Inc. (b)	6,930	13,046,430
Lumine Group, Inc. (a)	190,202	2,883,373
Shopify, Inc. - Class A (a)	91,361	10,431,599
Stella-Jones, Inc.	181,578	10,034,961
TFI International, Inc.	46,234	6,655,153
		43,051,516
Chile — 1.1%
Lundin Mining Corp.	558,018	13,597,816
China — 9.7%
Contemporary Amperex Technology Co. Ltd. - Class A	343,300	19,959,437
Kweichow Moutai Co. Ltd. - Class A	32,900	5,742,060
Midea Group Co. Ltd. - Class A	1,556,800	17,320,573
PDD Holdings, Inc. (ADR) (a)	67,626	5,158,511
Ping An Insurance Group Co. of China Ltd. - Class H	2,242,000	14,661,598
Silergy Corp.	581,000	11,159,111
Tencent Holdings Ltd. (b)	663,900	36,587,010
Tencent Music Entertainment Group (ADR)	764,132	6,380,502
Zijin Mining Group Co. Ltd. - Class H	2,586,000	9,096,426
		126,065,228
Denmark — 3.3%
DSV AS	108,518	25,760,673
Novonesis (Novozymes) - B Shares	262,469	16,586,399
		42,347,072
Finland — 0.5%
Wartsila OYJ Abp	164,268	6,271,018
France — 4.6%
Danone SA	230,785	18,927,424
Edenred SE (b)	455,258	11,709,172
LVMH Moet Hennessy Louis Vuitton SE	17,172	9,509,316
Nexans SA	54,122	8,991,971
TotalEnergies SE	139,828	10,861,948
		59,999,831
Germany — 6.4%
BioNTech SE (ADR) (a) (b)	48,670	4,528,743
Deutsche Boerse AG	106,591	29,085,200
MTU Aero Engines AG	28,335	11,785,004
Rational AG	11,068	8,101,564
SAP SE	79,392	12,158,304
Security Description	Shares	Value
Germany — (Continued)
Scout24 SE	211,588	$17,494,603
		83,153,418
Hong Kong — 1.5%
AIA Group Ltd.	2,134,800	19,580,276
India — 1.9%
HDFC Bank Ltd.	1,780,695	15,109,845
ICICI Lombard General Insurance Co. Ltd.	482,691	8,860,904
		23,970,749
Ireland — 1.2%
Kingspan Group PLC	162,945	14,904,219
Italy — 4.1%
FinecoBank Banca Fineco SpA	845,679	21,216,282
Ryanair Holdings PLC (ADR)	251,823	16,305,539
Technoprobe SpA (a)	382,750	15,273,627
		52,795,448
Japan — 12.6%
Keyence Corp.	32,300	16,273,606
Money Forward, Inc. (a) (b)	255,300	6,893,740
MonotaRO Co. Ltd.	642,000	7,326,171
Nihon M&A Center Holdings, Inc.	1,997,500	7,831,850
Nintendo Co. Ltd.	136,100	5,715,460
Nippon Paint Holdings Co. Ltd. (b)	1,645,500	10,710,138
Recruit Holdings Co. Ltd.	160,000	11,137,512
Shimano, Inc. (b)	57,000	6,087,725
SMC Corp.	32,900	14,639,415
SoftBank Group Corp.	312,100	11,709,252
Sony Group Corp.	998,300	20,018,543
Sumitomo Mitsui Trust Group, Inc.	498,000	18,590,804
Tokyo Electron Ltd.	37,500	18,134,758
Unicharm Corp. (b)	1,363,000	7,930,030
		162,999,004
Kazakhstan — 0.7%
Kaspi.KZ JSC (ADR) (b)	108,062	9,362,492
Netherlands — 5.7%
Adyen NV (a)	10,921	10,199,101
Argenx SE (a)	11,077	10,275,217
ASML Holding NV	17,241	34,193,071
IMCD NV	133,515	12,057,123
Magnum Ice Cream Co. NV (a) (b)	387,854	6,748,426
		73,472,938
Norway — 0.7%
Salmar ASA	201,741	9,450,546
Panama — 0.9%
Copa Holdings SA - Class A	70,968	11,040,492
Peru — 1.3%
Credicorp Ltd.	42,581	16,588,706
See accompanying notes to financial statements.
BHFTII-3

Brighthouse Funds Trust II
Baillie Gifford International Stock Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Common Stocks—(Continued)
Short-Term Investments—1.0%
Security Description	Shares	Value
Russia — 0.0%
GMK Norilskiy Nickel PAO (a) (c) (d)	3,921,000	$0
MMC Norilsk Nickel PJSC (ADR) (a) (c) (d)	7	0
		0
Singapore — 2.3%
Sea Ltd. (ADR) (a)	109,590	10,502,010
United Overseas Bank Ltd.	625,900	19,297,461
		29,799,471
South Africa — 1.8%
Discovery Ltd.	1,460,988	23,602,524
South Korea — 6.5%
Samsung Electronics Co. Ltd.	385,927	84,370,220
Sweden — 2.1%
Atlas Copco AB - B Shares	695,505	12,326,357
Skandinaviska Enskilda Banken AB - Class A	752,588	14,978,307
		27,304,664
Switzerland — 2.1%
Cie Financiere Richemont SA - Class A	54,247	12,587,764
Sandoz Group AG	154,834	13,991,940
		26,579,704
Taiwan — 10.4%
MediaTek, Inc.	245,000	33,454,842
Taiwan Semiconductor Manufacturing Co. Ltd.	1,312,000	100,746,703
		134,201,545
United Kingdom — 1.0%
Unilever PLC	226,033	13,567,168
United States — 5.0%
CRH PLC	176,612	18,897,484
Experian PLC	348,694	11,725,763
Roche Holding AG	66,116	27,214,835
Spotify Technology SA (a)	15,908	7,303,840
		65,141,922
Total Common Stocks (Cost $936,617,852)		1,276,591,174

Warrants—0.0%
Canada — 0.0%
Constellation Software, Inc., Expires 03/31/40 (a) (Cost $0)	10,541	0

Security Description	Principal Amount*/ Shares	Value

Repurchase Agreement — 1.0%
Fixed Income Clearing Corp.
Repurchase Agreement dated 06/30/26 at 2.500%, due on 07/01/26 with a maturity value of $12,825,524; collateralized by U.S. Treasury Note at 4.000%, maturing 12/15/27, with a market value of $13,081,241	12,824,633	$12,824,633
Total Short-Term Investments (Cost $12,824,633)		12,824,633

Securities Lending Reinvestments (e)—1.9%
Short-Term Investment Funds — 1.1%
BlackRock Liquidity Funds FedFund, Institutional Shares, 3.540% (f)	3,000,000	3,000,000
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class, 3.520% (f)	2,000,000	2,000,000
Fidelity Investments Money Market Government Portfolio, Class I, 3.530% (f)	1,000,000	1,000,000
Goldman Sachs Financial Square Government Fund, Institutional Shares, 3.530% (f)	1,000,000	1,000,000
Invesco STIT-Government & Agency Portfolio, Institutional Class, 3.570% (f)	3,000,000	3,000,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares, 3.560% (f)	3,000,000	3,000,000
State Street Institutional U.S. Government Money Market Fund, Premier Class, 3.580% (f)	1,000,000	1,000,000
		14,000,000

Repurchase Agreements — 0.8%
Bank of Montreal
Repurchase Agreement dated 06/30/26 at 3.750%, due on 07/01/26 with a maturity value of $1,100,115; collateralized by various Common Stock with an aggregate market value of $1,226,044	1,100,000	1,100,000
Bank of Nova Scotia
Repurchase Agreement dated 06/30/26 at 3.630%, due on 07/01/26 with a maturity value of $1,000,101; collateralized by U.S. Treasury Obligations with rates ranging from 1.125% - 4.625%, maturity dates ranging from 05/15/28 - 02/15/55, and an aggregate market value of $1,020,000	1,000,000	1,000,000
Repurchase Agreement dated 06/30/26 at 3.770%, due on 07/01/26 with a maturity value of $500,052; collateralized by various Common Stock with an aggregate market value of $555,905	500,000	500,000
Barclays Capital, Inc.
Repurchase Agreement dated 06/30/26 at 3.680%, due on 07/01/26 with a maturity value of $1,000,102; collateralized by U.S. Treasury Obligations with rates ranging from 3.500% - 4.625%, maturity dates ranging from 01/31/28 - 05/31/31, and an aggregate market value of $1,020,000	1,000,000	1,000,000
Cantor Fitzgerald & Co.
Repurchase Agreement dated 06/30/26 at 3.620%, due on 07/01/26 with a maturity value of $2,000,201; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 5.000%, maturity dates ranging from 07/09/26 - 05/15/56, and an aggregate market value of $2,040,000	2,000,000	2,000,000
See accompanying notes to financial statements.
BHFTII-4

Brighthouse Funds Trust II
Baillie Gifford International Stock Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Securities Lending Reinvestments (e)—(Continued)
Security Description	Principal Amount*	Value
Repurchase Agreements — (Continued)
Citigroup Global Markets, Inc.
Repurchase Agreement dated 06/30/26 at 3.630%, due on 07/01/26 with a maturity value of $1,000,101; collateralized by U.S. Treasury Obligations with rates ranging from 0.625% - 4.375%, maturity dates ranging from 11/30/28 - 05/15/42, and an aggregate market value of $1,020,000	1,000,000	$1,000,000
Jefferies LLC
Repurchase Agreement dated 06/30/26 at 3.690%, due on 07/01/26 with a maturity value of $1,014,803; collateralized by U.S. Government Agency Obligations with rates ranging from 4.628% - 6.500%, maturity dates ranging from 07/25/55 - 06/20/56, and an aggregate market value of $1,034,997	1,014,699	1,014,699
National Bank Financial, Inc.
Repurchase Agreement dated 06/30/26 at 3.770%, due on 07/01/26 with a maturity value of $2,000,209; collateralized by various Common Stock with an aggregate market value of $2,229,215	2,000,000	2,000,000
NBC Global Finance Ltd.
Repurchase Agreement dated 06/30/26 at 3.780%, due on 07/01/26 with a maturity value of $500,052; collateralized by various Common Stock with an aggregate market value of $557,631	500,000	500,000
Societe Generale
Repurchase Agreement dated 06/30/26 at 3.630%, due on 07/01/26 with a maturity value of $600,060; collateralized by U.S. Treasury Obligations with rates ranging from 0.625% - 1.625%, maturity dates ranging from 12/31/27 - 11/15/50, and an aggregate market value of $612,000	600,000	600,000
		10,714,699
Total Securities Lending Reinvestments (Cost $24,714,699)		24,714,699
Total Investments—101.6% (Cost $974,157,184)		1,314,130,506
Other assets and liabilities (net)—(1.6)%		(20,981,841)
Net Assets—100.0%		$1,293,148,665

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)
All or a portion of the security was held on loan. As of June 30, 2026, the market value of securities loaned was $53,141,000 and the collateral received consisted of cash in the amount of
$24,714,699 and non-cash collateral with a value of $32,385,145. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending
Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio. As such, this collateral is excluded from the Statement of Assets and
Liabilities.

(c)	Security was valued in good faith under procedures subject to oversight by the Board of Trustees. As of June 30, 2026, these securities represent 0.0% of net assets.
(d)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(e)	Represents investment of cash collateral received from securities on loan as of June 30, 2026.
(f)	The rate shown represents the annualized seven-day yield as of June 30, 2026.

Ten Largest Industries as of June 30, 2026 (Unaudited)	% of Net Assets
Semiconductors & Semiconductor Equipment	16.5
Banks	9.2
Technology Hardware, Storage & Peripherals	6.5
Insurance	5.2
Capital Markets	4.5
Metals & Mining	4.3
Interactive Media & Services	4.2
Machinery	3.2
Pharmaceuticals	3.2
Household Durables	2.9
Investment Transactions
Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended June 30, 2026 were as follows:
Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$0	$262,899,107	$0	$414,115,065
See accompanying notes to financial statements.
BHFTII-5

Brighthouse Funds Trust II
Baillie Gifford International Stock Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
The following table provides a breakdown of transactions accounted for as secured borrowings, the gross obligations by the type of collateral pledged, and the remaining contractual maturities of those transactions.
Remaining Contractual Maturity of the Agreements As of June 30, 2026
	Overnight and Continuous	Up to 30 Days	31 - 90 Days	Greater than 90 days	Total
Securities Lending Transactions
Common Stocks	$(24,714,699)	$—	$—	$—	$(24,714,699)
Gross amount of recognized liabilities for securities lending transactions					$(24,714,699)
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2026. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.
Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$32,904,738	$—	$32,904,738
Belgium	—	12,681,551	—	12,681,551
Brazil	57,786,898	—	—	57,786,898
Canada	43,051,516	—	—	43,051,516
Chile	13,597,816	—	—	13,597,816
China	11,539,013	114,526,215	—	126,065,228
Denmark	—	42,347,072	—	42,347,072
Finland	—	6,271,018	—	6,271,018
France	—	59,999,831	—	59,999,831
Germany	4,528,743	78,624,675	—	83,153,418
Hong Kong	—	19,580,276	—	19,580,276
India	—	23,970,749	—	23,970,749
Ireland	—	14,904,219	—	14,904,219
Italy	16,305,539	36,489,909	—	52,795,448
Japan	—	162,999,004	—	162,999,004
Kazakhstan	9,362,492	—	—	9,362,492
Netherlands	—	73,472,938	—	73,472,938
Norway	—	9,450,546	—	9,450,546
Panama	11,040,492	—	—	11,040,492
Peru	16,588,706	—	—	16,588,706
Russia	—	—	0	0
Singapore	10,502,010	19,297,461	—	29,799,471
South Africa	—	23,602,524	—	23,602,524
South Korea	—	84,370,220	—	84,370,220
Sweden	—	27,304,664	—	27,304,664
Switzerland	—	26,579,704	—	26,579,704
Taiwan	—	134,201,545	—	134,201,545
United Kingdom	—	13,567,168	—	13,567,168
United States	26,201,324	38,940,598	—	65,141,922
Total Common Stocks	220,504,549	1,056,086,625	0	1,276,591,174
Total Warrants*	—	0	—	0
Total Short-Term Investments*	—	12,824,633	—	12,824,633
Securities Lending Reinvestments
Short-Term Investment Funds	14,000,000	—	—	14,000,000
Repurchase Agreements	—	10,714,699	—	10,714,699
Total Securities Lending Reinvestments	14,000,000	10,714,699	—	24,714,699
Total Investments	$234,504,549	$1,079,625,957	$0	$1,314,130,506
Collateral for Securities Loaned (Liability)	$—	$(24,714,699)	$—	$(24,714,699)

*	See Schedule of Investments for additional detailed categorizations.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended June 30, 2026 is not presented.
See accompanying notes to financial statements.
BHFTII-6

Brighthouse Funds Trust II
Baillie Gifford International Stock Portfolio
Statement of Assets and Liabilities

June 30, 2026 (Unaudited)
Assets
Investments at value (a) (b)	$1,314,130,506
Cash denominated in foreign currencies (c)	50
Receivable for:
Investments sold	2,343,323
Fund shares sold	56,301
Dividends and interest	5,221,697
Total Assets	1,321,751,877
Liabilities
Collateral for securities loaned	24,714,699
Payable for:
Fund shares redeemed	345,584
Foreign taxes	2,037,369
Accrued Expenses:
Management fees	749,253
Distribution and service fees	47,004
Deferred trustees’ fees	281,779
Other expenses	427,524
Total Liabilities	28,603,212
Net Assets	$1,293,148,665
Net Assets Consist of:
Paid in surplus	$870,931,464
Distributable earnings (Accumulated losses) (d)	422,217,201
Net Assets	$1,293,148,665
Net Assets
Class A	$1,063,004,403
Class B	219,844,576
Class E	10,299,686
Capital Shares Outstanding*
Class A	93,558,296
Class B	19,861,135
Class E	921,891
Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$11.36
Class B	11.07
Class E	11.17

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments was $974,157,184.
(b)	Includes securities loaned at value of $53,141,000.
(c)	Identified cost of cash denominated in foreign currencies was $50.
(d)	Includes foreign capital gains tax of $2,037,369.
Statement of Operations

Six Months Ended June 30, 2026 (Unaudited)
Investment Income
Dividends (a)	$17,007,761
Interest	114,831
Securities lending income, net	174,293
Total investment income	17,296,885
Expenses
Management fees	5,320,471
Administration fees	35,533
Custodian and accounting fees	94,291
Distribution and service fees—Class B	271,936
Distribution and service fees—Class E	7,640
Audit and tax services	28,225
Legal	23,184
Trustees’ fees and expenses	39,805
Shareholder reporting	38,381
Insurance	5,983
Miscellaneous	18,423
Total expenses	5,883,872
Less management fee waiver	(739,286)
Net expenses	5,144,586
Net Investment Income	12,152,299
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	82,073,309
Foreign currency transactions	(127,020)
Net realized gain (loss)	81,946,289
Net change in unrealized appreciation (depreciation) on:
Investments (b)	4,257,035
Foreign currency transactions	(23,755)
Net change in unrealized appreciation (depreciation)	4,233,280
Net realized and unrealized gain (loss)	86,179,569
Net Increase (Decrease) in Net Assets From Operations	$98,331,868

(a)	Net of foreign withholding taxes of $2,061,906.
(b)	Includes change in foreign capital gains tax of $797,603.
See accompanying notes to financial statements.
BHFTII-7

Brighthouse Funds Trust II
Baillie Gifford International Stock Portfolio
Statements of Changes in Net Assets
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
Increase (Decrease) in Net Assets:
From Operations
Net investment income (loss)	$12,152,299	$9,764,656
Net realized gain (loss)	81,946,289	106,964,909
Net change in unrealized appreciation (depreciation)	4,233,280	125,268,823
Increase (decrease) in net assets from operations	98,331,868	241,998,388
From Distributions to Shareholders
Class A	(95,807,864)	(53,163,843)
Class B	(19,897,790)	(10,641,620)
Class E	(927,931)	(541,321)
Total distributions	(116,633,585)	(64,346,784)
Increase (decrease) in net assets from capital share transactions	(41,223,338)	(155,050,095)
Total increase (decrease) in net assets	(59,525,055)	22,601,509
Net Assets
Beginning of period	1,352,673,720	1,330,072,211
End of period	$1,293,148,665	$1,352,673,720

Other Information:
Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31, 2025
	Shares	Value	Shares	Value
Class A
Sales	187,187	$2,139,474	645,705	$7,246,486
Reinvestments	8,352,909	95,807,864	4,651,255	53,163,843
Redemptions	(11,539,727)	(139,469,751)	(16,260,909)	(183,801,778)
Net increase (decrease)	(2,999,631)	$(41,522,413)	(10,963,949)	$(123,391,449)
Class B
Sales	237,078	$2,674,919	813,665	$8,778,816
Reinvestments	1,779,766	19,897,790	953,550	10,641,620
Redemptions	(1,910,952)	(22,142,979)	(4,502,596)	(49,210,735)
Net increase (decrease)	105,892	$429,730	(2,735,381)	$(29,790,299)
Class E
Sales	2,958	$32,408	25,662	$280,689
Reinvestments	82,263	927,931	48,118	541,321
Redemptions	(93,403)	(1,090,994)	(243,817)	(2,690,357)
Net increase (decrease)	(8,182)	$(130,655)	(170,037)	$(1,868,347)
Increase (decrease) derived from capital shares transactions		$(41,223,338)		$(155,050,095)
See accompanying notes to financial statements.
BHFTII-8

Brighthouse Funds Trust II
Baillie Gifford International Stock Portfolio
Financial Highlights
Selected per share data
	Class A
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$11.59	$10.19	$10.47	$8.94	$14.04	$15.78
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.11	0.09	0.07	0.07	0.09	0.14
Net realized and unrealized gain (loss)	0.78	1.87	0.42	1.59	(4.12)	(0.16)
Total income (loss) from investment operations	0.89	1.96	0.49	1.66	(4.03)	(0.02)
Less Distributions
Distributions from net investment income	(0.09)	(0.08)	(0.09)	(0.13)	(0.12)	(0.15)
Distributions from net realized capital gains	(1.03)	(0.48)	(0.68)	0.00	(0.95)	(1.57)
Total distributions	(1.12)	(0.56)	(0.77)	(0.13)	(1.07)	(1.72)
Net Asset Value, End of Period	$11.36	$11.59	$10.19	$10.47	$8.94	$14.04
Total Return (%) (b)	7.57 (c)	19.31	4.62	18.59	(28.60)	(0.76)
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.85 (d)	0.85	0.85	0.86	0.85	0.84
Net ratio of expenses to average net assets (%) (e)	0.74 (d)	0.74	0.73	0.75	0.73	0.71
Ratio of net investment income (loss) to average net assets (%)	1.89 (d)	0.76	0.67	0.73	0.93	0.93
Portfolio turnover rate (%)	20 (c)	19	14	11	18	14
Net assets, end of period (in millions)	$1,063.0	$1,118.8	$1,095.4	$1,252.9	$1,259.7	$1,605.6

	Class B
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$11.30	$9.95	$10.24	$8.74	$13.75	$15.49
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.09	0.06	0.04	0.05	0.07	0.10
Net realized and unrealized gain (loss)	0.76	1.82	0.41	1.55	(4.04)	(0.15)
Total income (loss) from investment operations	0.85	1.88	0.45	1.60	(3.97)	(0.05)
Less Distributions
Distributions from net investment income	(0.05)	(0.05)	(0.06)	(0.10)	(0.09)	(0.12)
Distributions from net realized capital gains	(1.03)	(0.48)	(0.68)	0.00	(0.95)	(1.57)
Total distributions	(1.08)	(0.53)	(0.74)	(0.10)	(1.04)	(1.69)
Net Asset Value, End of Period	$11.07	$11.30	$9.95	$10.24	$8.74	$13.75
Total Return (%) (b)	7.49 (c)	18.96	4.36	18.36	(28.81)	(0.99)
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	1.10 (d)	1.10	1.10	1.11	1.10	1.09
Net ratio of expenses to average net assets (%) (e)	0.99 (d)	0.99	0.98	1.00	0.98	0.96
Ratio of net investment income (loss) to average net assets (%)	1.66 (d)	0.51	0.42	0.47	0.69	0.69
Portfolio turnover rate (%)	20 (c)	19	14	11	18	14
Net assets, end of period (in millions)	$219.8	$223.2	$223.7	$252.2	$241.7	$327.4
Please see  following page for Financial Highlights footnote legend.
See accompanying notes to financial statements.
BHFTII-9

Brighthouse Funds Trust II
Baillie Gifford International Stock Portfolio
Financial Highlights
Selected per share data
	Class E
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$11.40	$10.03	$10.32	$8.81	$13.85	$15.59
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.10	0.07	0.05	0.06	0.08	0.12
Net realized and unrealized gain (loss)	0.77	1.84	0.41	1.56	(4.07)	(0.16)
Total income (loss) from investment operations	0.87	1.91	0.46	1.62	(3.99)	(0.04)
Less Distributions
Distributions from net investment income	(0.07)	(0.06)	(0.07)	(0.11)	(0.10)	(0.13)
Distributions from net realized capital gains	(1.03)	(0.48)	(0.68)	0.00	(0.95)	(1.57)
Total distributions	(1.10)	(0.54)	(0.75)	(0.11)	(1.05)	(1.70)
Net Asset Value, End of Period	$11.17	$11.40	$10.03	$10.32	$8.81	$13.85
Total Return (%) (b)	7.52 (c)	19.13	4.42	18.46	(28.74)	(0.91)
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	1.00 (d)	1.00	1.00	1.01	1.00	0.99
Net ratio of expenses to average net assets (%) (e)	0.89 (d)	0.89	0.88	0.90	0.88	0.86
Ratio of net investment income (loss) to average net assets (%)	1.75 (d)	0.62	0.52	0.58	0.79	0.79
Portfolio turnover rate (%)	20 (c)	19	14	11	18	14
Net assets, end of period (in millions)	$10.3	$10.6	$11.0	$12.8	$12.2	$17.7

(a)	Per share amounts based on average shares outstanding during the period.
(b)
Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

(c)	Periods less than one year are not computed on an annualized basis.
(d)	Computed on an annualized basis.
(e)	Includes the effects of management fee waivers (see Note 5 of the Notes to Financial Statements).
See accompanying notes to financial statements.
BHFTII-10

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Agency Sponsored Mortgage-Backed Securities—32.2% of Net Assets

Security Description	Principal Amount*	Value

Agency Collateralized Mortgage Obligations — 1.7%
Federal Home Loan Mortgage Corp. REMICS
4.728%, SOFR30A + 1.100%, 11/25/54 (a)	958,642	$961,504
4.928%, SOFR30A + 1.300%, 12/25/54 (a)	714,648	720,182
4.978%, SOFR30A + 1.350%, 10/25/54 (a)	686,798	693,794
4.978%, SOFR30A + 1.350%, 08/25/55 (a)	1,410,156	1,423,408
5.028%, SOFR30A + 1.400%, 02/25/54 (a)	508,072	513,329
5.028%, SOFR30A + 1.400%, 12/25/54 (a)	410,366	414,612
5.028%, SOFR30A + 1.400%, 02/25/55 (a)	5,704,194	5,764,701
5.028%, SOFR30A + 1.400%, 03/25/55 (a)	12,726,518	12,865,187
5.028%, SOFR30A + 1.400%, 05/25/55 (a)	828,928	838,746
5.128%, SOFR30A + 1.500%, 12/25/54 (a)	1,021,908	1,037,297
5.128%, SOFR30A + 1.500%, 05/25/55 (a)	734,315	745,355
5.128%, SOFR30A + 1.500%, 06/25/55 (a)	2,627,943	2,667,521
5.228%, SOFR30A + 1.600%, 02/25/55 (a)	741,609	753,548
Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust
Zero Coupon, 07/25/56 (144A) (b)	768,844	122,608
1.566%, 07/25/56 (144A) (a) (c)	825,201	97,025
3.396%, 05/25/57 (a)	156,934	67,767
Federal National Mortgage Association REMICS
4.678%, SOFR30A + 1.050%, 01/25/54 (a)	1,147,019	1,155,487
4.728%, SOFR30A + 1.100%, 08/25/53 (a)	1,174,757	1,184,979
4.728%, SOFR30A + 1.100%, 09/25/54 (a)	796,716	803,675
4.928%, SOFR30A + 1.300%, 03/25/55 (a)	869,792	877,310
4.978%, SOFR30A + 1.350%, 02/25/55 (a)	710,964	717,453
4.978%, SOFR30A + 1.350%, 03/25/55 (a)	418,951	422,747
5.028%, SOFR30A + 1.400%, 08/25/54 (a)	382,069	386,515
5.028%, SOFR30A + 1.400%, 12/25/54 (a)	1,885,998	1,903,902
5.028%, SOFR30A + 1.400%, 08/25/55 (a)	548,930	555,212
5.078%, SOFR30A + 1.450%, 02/25/55 (a)	1,477,885	1,484,896
5.128%, SOFR30A + 1.500%, 06/25/55 (a)	530,278	538,222
5.178%, SOFR30A + 1.550%, 06/25/55 (a)	991,409	1,008,109
5.228%, SOFR30A + 1.600%, 05/25/55 (a)	881,841	897,914
Government National Mortgage Association REMICS
3.000%, 08/20/51 (c)	764,712	132,500
4.859%, SOFR30A + 1.250%, 01/20/55 (a)	631,929	636,266
Seasoned Loans Structured Transaction Trust
4.750%, 09/25/60 (144A) (a)	556,371	553,734
		42,945,505
Agency Mortgage-Backed Securities — 30.5%
Federal Home Loan Mortgage Corp.
1.500%, 04/01/36	2,165,461	1,951,805
1.500%, 05/01/36	399,293	360,111
1.500%, 08/01/50	749,341	572,782
1.500%, 10/01/50	1,891,962	1,446,203
2.000%, 09/01/35	504,339	463,586
2.000%, 01/01/36	1,004,566	924,351
2.000%, 02/01/36	1,266,954	1,167,691
2.000%, 03/01/36	204,862	187,294
2.000%, 05/01/36	1,198,132	1,102,488
2.000%, 06/01/36	822,085	757,179
2.000%, 07/01/36	353,186	325,301
2.000%, 04/01/37	379,838	348,155
2.000%, 02/01/42	338,738	289,974
2.000%, 03/01/42	1,221,065	1,045,326
Security Description	Principal Amount*	Value
Agency Mortgage-Backed Securities—(Continued)
Federal Home Loan Mortgage Corp.
2.000%, 04/01/42	358,424	$306,839
2.000%, 08/01/50	264,566	215,743
2.000%, 09/01/50	368,174	296,209
2.000%, 11/01/50	487,438	396,487
2.000%, 02/01/51	13,020,157	10,480,885
2.000%, 03/01/51	2,975,435	2,395,090
2.000%, 04/01/51	1,460,313	1,194,984
2.000%, 05/01/51	890,541	725,317
2.000%, 07/01/51	3,348,461	2,703,350
2.000%, 09/01/51	1,217,838	988,703
2.000%, 10/01/51	3,440,751	2,781,545
2.000%, 12/01/51	2,461,970	2,004,379
2.000%, 01/01/52	12,201,304	9,948,369
2.000%, 02/01/52	1,409,561	1,137,540
2.500%, 04/01/27	1,430	1,420
2.500%, 10/01/28	31,573	30,951
2.500%, 08/01/29	85,479	83,815
2.500%, 12/01/29	48,828	47,719
2.500%, 05/01/30	141,694	138,014
2.500%, 07/01/30	86,832	83,872
2.500%, 08/01/30	326,988	318,232
2.500%, 09/01/30	377,705	367,255
2.500%, 04/01/31	306,595	297,700
2.500%, 07/01/50	322,190	275,210
2.500%, 02/01/51	2,760,644	2,366,748
2.500%, 05/01/51	9,793,253	8,329,593
2.500%, 11/01/51	8,694,702	7,425,110
2.500%, 12/01/51	4,312,262	3,658,423
2.500%, 01/01/52	14,156,448	12,052,903
3.000%, 09/01/27	16,320	16,207
3.000%, 07/01/28	11,738	11,626
3.000%, 01/01/30	88,789	85,838
3.000%, 04/01/30	492,168	481,264
3.000%, 05/01/30	104,577	102,370
3.000%, 06/01/30	3,281	3,200
3.000%, 07/01/30	191,636	186,876
3.000%, 08/01/30	56,371	54,954
3.000%, 09/01/37	37,253	35,090
3.000%, 06/01/38	746,260	707,250
3.000%, 01/01/43	560,002	510,701
3.000%, 03/01/43	983,875	879,840
3.000%, 06/01/44	4,920,208	4,481,494
3.000%, 12/01/46	574,096	516,516
3.000%, 02/01/47	422,959	383,948
3.000%, 08/01/50	3,688,497	3,276,241
3.000%, 09/01/50	1,586,912	1,413,664
3.000%, 07/01/51	331,100	294,206
3.000%, 10/01/51	459,434	405,653
3.000%, 02/01/52	243,984	217,066
3.000%, 03/01/52	3,415,879	3,032,117
3.500%, 01/01/34	288,212	285,677
3.500%, 05/01/35	985,917	954,761
3.500%, 04/01/42	656,337	620,489
3.500%, 05/01/42	20,589	19,420
3.500%, 08/01/42	521,120	490,552
See accompanying notes to financial statements.
BHFTII-11

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Agency Sponsored Mortgage-Backed Securities—(Continued)
Security Description	Principal Amount*	Value
Agency Mortgage-Backed Securities—(Continued)
Federal Home Loan Mortgage Corp.
3.500%, 10/01/42	25,249	$24,054
3.500%, 06/01/43	107,978	102,800
3.500%, 01/01/44	189,278	178,036
3.500%, 05/01/44	23,183	21,942
3.500%, 06/01/44	85,260	81,221
3.500%, 07/01/44	36,252	34,310
3.500%, 09/01/44	77,706	73,496
3.500%, 09/01/45	51,458	48,895
3.500%, 03/01/46	1,908,441	1,806,456
3.500%, 09/01/46	446,139	414,465
3.500%, 03/01/47	456,905	423,644
3.500%, 10/01/47	466,266	433,326
3.500%, 12/01/47	519,369	482,655
3.500%, 01/01/48	2,278,106	2,119,445
3.500%, 06/01/48	751,026	696,517
3.500%, 08/01/50	229,029	210,507
4.000%, 08/01/40	64,721	62,722
4.000%, 09/01/40	76,153	72,818
4.000%, 10/01/40	44,318	42,712
4.000%, 11/01/40	139,684	134,619
4.000%, 04/01/41	3,925	3,772
4.000%, 10/01/41	126,897	122,388
4.000%, 09/01/43	132,129	126,678
4.000%, 04/01/44	286,005	274,252
4.000%, 07/01/44	54,695	52,437
4.000%, 01/01/45	183,437	176,596
4.000%, 02/01/45	63,511	61,105
4.000%, 09/01/45	349,315	336,079
4.000%, 12/01/45	2,393,995	2,277,143
4.000%, 07/01/47	901,863	858,331
4.000%, 04/01/48	1,822,408	1,741,550
4.000%, 06/01/48	837,854	795,890
4.000%, 05/01/49	87,370	83,055
4.000%, 03/01/50	1,750,763	1,666,325
4.000%, 06/01/50	968,348	913,384
4.000%, 07/01/50	711,682	672,626
4.000%, 06/01/52	298,032	283,222
4.500%, 02/01/39	256,628	254,004
4.500%, 08/01/39	192,960	191,495
4.500%, 12/01/39	62,557	62,083
4.500%, 07/01/40	21,179	20,989
4.500%, 05/01/41	283,154	280,906
4.500%, 05/01/42	321,216	318,727
4.500%, 10/01/43	70,404	69,682
4.500%, 12/01/43	377,095	374,990
4.500%, 04/01/47	676,283	665,159
4.500%, 05/01/47	249,797	243,863
4.500%, 07/01/47	522,021	510,217
4.500%, 02/01/49	844,152	827,133
4.500%, 04/01/49	402,451	393,112
4.500%, 07/01/52	1,092,487	1,055,529
5.000%, 10/01/41	172,744	172,906
5.000%, 11/01/41	1,158,450	1,168,486
5.000%, 06/01/52	22,791	22,666
5.000%, 07/01/52	384,051	382,619
Security Description	Principal Amount*	Value
Agency Mortgage-Backed Securities—(Continued)
Federal Home Loan Mortgage Corp.
5.000%, 08/01/52	872,074	$866,820
5.000%, 09/01/52	71,005	70,512
5.000%, 10/01/52	100,012	99,553
5.000%, 02/01/53	4,841,062	4,802,182
5.000%, 05/01/54	3,798,188	3,789,983
5.000%, 06/01/54	2,151,235	2,124,656
5.000%, 01/01/56	904,198	903,097
5.000%, 02/01/56	619,089	618,170
5.000%, 05/01/56	93,828	92,773
5.500%, 02/01/35	34,657	35,539
5.500%, 09/01/39	56,314	57,868
5.500%, 01/01/40	37,685	38,185
5.500%, 06/01/41	561,119	577,867
5.500%, 01/01/53	762,704	773,235
5.500%, 03/01/53	1,590,757	1,610,527
5.500%, 05/01/53	3,049,212	3,092,026
5.500%, 08/01/53	233,565	235,508
5.500%, 12/01/54	2,856,850	2,890,019
5.500%, 01/01/55	6,113,180	6,187,849
5.500%, 05/01/56	94,874	96,184
6.000%, 11/01/52	46,745	47,988
6.000%, 01/01/53	800,338	834,960
6.000%, 02/01/53	525,795	541,055
6.000%, 03/01/53	204,066	209,979
6.000%, 04/01/53	423,632	434,733
6.000%, 12/01/53	2,727,216	2,809,511
6.000%, 03/01/54	107,836	110,699
6.000%, 04/01/54	827,391	849,351
6.000%, 05/01/54	1,410,252	1,447,591
6.000%, 06/01/54	2,240,080	2,299,357
6.000%, 11/01/54	162,906	167,178
6.000%, 02/01/55	931,612	956,197
6.000%, 10/01/55	170,269	175,152
6.500%, 09/01/53	99,242	103,747
6.500%, 11/01/53	391,493	406,613
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
0.871%, 05/25/29 (a) (c)	4,884,493	90,118
Federal National Mortgage Association
1.500%, 12/01/35	114,356	102,475
1.500%, 03/01/36	240,564	215,882
1.500%, 05/01/36	404,360	362,869
1.500%, 06/01/36	1,414,136	1,275,118
1.500%, 12/01/36	675,778	604,307
1.500%, 02/01/37	403,787	362,246
1.500%, 11/01/41	15,118,395	12,619,794
1.500%, 12/01/41	7,752,032	6,472,957
1.500%, 10/01/50	1,960,232	1,498,468
1.500%, 11/01/50	1,709,558	1,306,805
1.500%, 03/01/51	2,306,524	1,765,823
2.000%, 10/01/31	41,146	39,038
2.000%, 11/01/31	539,362	511,734
2.000%, 12/01/31	59,634	56,520
2.000%, 03/01/32	398,937	377,867
2.000%, 06/01/35	501,899	462,486
See accompanying notes to financial statements.
BHFTII-12

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Agency Sponsored Mortgage-Backed Securities—(Continued)
Security Description	Principal Amount*	Value
Agency Mortgage-Backed Securities—(Continued)
Federal National Mortgage Association
2.000%, 09/01/35	173,185	$159,121
2.000%, 02/01/36	186,578	171,494
2.000%, 03/01/36	311,798	285,932
2.000%, 04/01/36	400,908	369,261
2.000%, 05/01/36	285,951	263,126
2.000%, 07/01/36	470,445	431,551
2.000%, 09/01/36	612,893	565,348
2.000%, 11/01/36	218,807	200,594
2.000%, 01/01/37	206,123	190,241
2.000%, 02/01/37	805,970	735,271
2.000%, 03/01/37	2,016,495	1,848,597
2.000%, 04/01/37	652,884	599,546
2.000%, 10/01/40	248,028	217,661
2.000%, 12/01/40	1,105,913	970,533
2.000%, 12/01/41	1,071,617	925,252
2.000%, 02/01/42	545,306	466,831
2.000%, 03/01/42	5,287,335	4,526,366
2.000%, 04/01/42	837,755	717,143
2.000%, 08/01/42	3,356,183	2,911,643
2.000%, 08/01/50	625,707	502,958
2.000%, 09/01/50	1,332,929	1,075,412
2.000%, 10/01/50	1,699,170	1,371,066
2.000%, 11/01/50	294,352	238,052
2.000%, 12/01/50	1,732,999	1,412,210
2.000%, 01/01/51	11,552,541	9,321,213
2.000%, 02/01/51	1,413,229	1,136,726
2.000%, 03/01/51	1,369,555	1,114,508
2.000%, 04/01/51	1,994,505	1,627,667
2.000%, 08/01/51	2,935,274	2,378,314
2.000%, 11/01/51	6,349,345	5,137,049
2.000%, 12/01/51	4,051,398	3,287,069
2.000%, 01/01/52	1,766,169	1,425,751
2.000%, 02/01/52	6,731,933	5,435,919
2.000%, 03/01/52	3,099,981	2,523,553
2.000%, 04/01/52	10,029,279	8,132,577
2.500%, 09/01/27	9,697	9,589
2.500%, 02/01/28	2,198	2,167
2.500%, 04/01/28	4,639	4,576
2.500%, 08/01/28	17,144	16,866
2.500%, 01/01/30	172,449	168,141
2.500%, 02/01/30	12,312	12,046
2.500%, 03/01/30	30,082	29,294
2.500%, 07/01/30	98,707	95,818
2.500%, 08/01/30	325,941	316,876
2.500%, 09/01/30	230,870	224,230
2.500%, 11/01/30	434,519	421,209
2.500%, 03/01/31	9,416	9,274
2.500%, 06/01/31	140,606	134,939
2.500%, 07/01/31	75,133	72,024
2.500%, 08/01/31	10,682	10,296
2.500%, 10/01/31	693,549	667,444
2.500%, 11/01/31	424,857	409,113
2.500%, 02/01/32	21,181	20,376
2.500%, 03/01/32	86,384	81,808
2.500%, 08/01/32	507,387	488,008
Security Description	Principal Amount*	Value
Agency Mortgage-Backed Securities—(Continued)
Federal National Mortgage Association
2.500%, 02/01/33	759,909	$734,245
2.500%, 07/01/50	6,906,930	5,904,230
2.500%, 08/01/50	4,367,651	3,731,402
2.500%, 11/01/50	1,712,316	1,467,970
2.500%, 09/01/51	4,384,223	3,729,850
2.500%, 11/01/51	6,953,893	5,876,491
2.500%, 01/01/52	14,091,458	12,030,606
2.500%, 02/01/52	2,636,870	2,242,123
3.000%, 04/01/28	13,264	13,133
3.000%, 05/01/28	15,118	14,973
3.000%, 10/01/28	36,174	35,728
3.000%, 11/01/28	227,580	224,917
3.000%, 12/01/28	55,651	54,497
3.000%, 01/01/29	35,319	34,771
3.000%, 04/01/29	141,771	138,570
3.000%, 05/01/29	213,099	209,165
3.000%, 08/01/29	186,604	182,723
3.000%, 10/01/29	54,372	53,384
3.000%, 03/01/30	134,587	131,610
3.000%, 04/01/30	109,392	107,055
3.000%, 05/01/30	178,595	174,619
3.000%, 07/01/30	146,732	143,230
3.000%, 08/01/30	578,734	565,256
3.000%, 09/01/30	161,224	157,350
3.000%, 08/01/31	580,681	566,078
3.000%, 09/01/31	79,322	77,213
3.000%, 03/01/32	157,132	151,433
3.000%, 10/01/36	29,653	28,035
3.000%, 11/01/36	310,324	291,950
3.000%, 12/01/36	514,051	479,712
3.000%, 03/01/43	3,162,900	2,890,820
3.000%, 04/01/43	1,868,321	1,701,808
3.000%, 05/01/43	957,884	861,451
3.000%, 06/01/43	28,940	26,662
3.000%, 06/01/46	19,643	17,709
3.000%, 08/01/46	24,062	21,827
3.000%, 11/01/46	1,094,767	984,939
3.000%, 02/01/47	281,144	253,134
3.000%, 03/01/47	1,106,151	997,153
3.000%, 03/01/50	386,980	345,528
3.000%, 08/01/50	1,557,783	1,385,177
3.000%, 11/01/51	1,927,257	1,701,059
3.000%, 12/01/51	823,783	729,739
3.000%, 04/01/52	270,837	239,901
3.000%, 05/01/52	448,192	396,407
3.500%, 08/01/28	26,242	26,012
3.500%, 10/01/28	296,585	291,276
3.500%, 11/01/28	297,041	291,666
3.500%, 02/01/29	365,591	360,873
3.500%, 04/01/29	83,981	82,955
3.500%, 05/01/29	246,787	243,526
3.500%, 07/01/29	154,032	150,736
3.500%, 09/01/29	29,534	29,070
3.500%, 08/01/30	89,652	88,205
3.500%, 11/01/32	52,906	51,376
See accompanying notes to financial statements.
BHFTII-13

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Agency Sponsored Mortgage-Backed Securities—(Continued)
Security Description	Principal Amount*	Value
Agency Mortgage-Backed Securities—(Continued)
Federal National Mortgage Association
3.500%, 01/01/33	31,872	$30,826
3.500%, 01/01/42	162,302	153,202
3.500%, 04/01/42	104,783	99,498
3.500%, 05/01/42	11,411	10,725
3.500%, 06/01/42	27,069	25,443
3.500%, 07/01/42	37,484	35,232
3.500%, 02/01/45	1,115,313	1,047,093
3.500%, 05/01/47	499,326	464,929
3.500%, 11/01/47	360,284	331,975
3.500%, 12/01/47	363,195	334,209
3.500%, 01/01/48	1,031,358	954,048
3.500%, 02/01/48	163,683	150,391
3.500%, 03/01/48	930,441	854,894
3.500%, 04/01/48	586,764	550,185
3.500%, 06/01/49	666,403	614,277
4.000%, 08/01/33	198,595	195,740
4.000%, 10/01/33	1,204,440	1,191,705
4.000%, 01/01/41	58,038	56,119
4.000%, 01/01/42	291,264	281,171
4.000%, 02/01/42	640,058	615,152
4.000%, 05/01/42	86,903	83,523
4.000%, 11/01/46	102,816	97,899
4.000%, 06/01/47	365,349	343,970
4.000%, 08/01/47	236,462	225,458
4.000%, 09/01/47	20,588	19,529
4.000%, 10/01/47	162,569	154,388
4.000%, 01/01/48	161,519	153,217
4.000%, 04/01/48	36,044	34,185
4.000%, 05/01/48	45,330	42,993
4.000%, 06/01/48	30,352	28,788
4.000%, 07/01/48	29,913	28,371
4.000%, 08/01/48	470,579	447,107
4.000%, 09/01/48	198,806	188,559
4.000%, 10/01/48	85,867	81,437
4.000%, 09/01/49	809,355	767,583
4.000%, 03/01/50	342,748	325,111
4.000%, 04/01/50	171,859	162,335
4.000%, 05/01/50	325,940	308,417
4.000%, 06/01/50	431,217	406,473
4.000%, 11/01/50	37,166	35,239
4.000%, 01/01/51	2,347,475	2,222,684
4.000%, 03/01/51	1,918,447	1,816,143
4.000%, 04/01/52	413,440	391,306
4.000%, 05/01/52	2,553,284	2,420,020
4.500%, 08/01/39	287,402	284,713
4.500%, 11/01/39	246,119	244,968
4.500%, 01/01/40	10,074	9,957
4.500%, 04/01/40	19,662	19,490
4.500%, 05/01/40	44,939	44,449
4.500%, 06/01/40	51,789	51,224
4.500%, 07/01/40	98,787	98,092
4.500%, 11/01/40	204,050	201,865
4.500%, 07/01/41	41,797	41,419
4.500%, 09/01/41	192,379	191,197
4.500%, 10/01/41	50,299	49,848
Security Description	Principal Amount*	Value
Agency Mortgage-Backed Securities—(Continued)
Federal National Mortgage Association
4.500%, 01/01/42	39,745	$39,327
4.500%, 08/01/42	97,842	96,246
4.500%, 09/01/43	133,502	131,997
4.500%, 10/01/43	402,600	397,324
4.500%, 11/01/43	910,898	903,038
4.500%, 12/01/43	376,893	371,442
4.500%, 01/01/44	238,987	235,758
4.500%, 06/01/44	1,325,342	1,305,803
4.500%, 07/01/45	394,805	389,564
4.500%, 09/01/45	192,555	189,815
4.500%, 11/01/45	719,851	708,446
4.500%, 12/01/45	255,261	249,417
4.500%, 07/01/46	1,205,465	1,192,771
4.500%, 09/01/46	218,259	215,160
4.500%, 09/01/47	25,611	25,075
4.500%, 10/01/47	174,063	170,567
4.500%, 11/01/47	853,503	831,401
4.500%, 12/01/47	34,278	33,236
4.500%, 01/01/48	784,052	763,758
4.500%, 02/01/48	40,696	39,458
4.500%, 03/01/48	83,269	81,346
4.500%, 04/01/48	414,222	405,132
4.500%, 05/01/48	3,791,989	3,715,398
4.500%, 07/01/48	51,759	50,667
4.500%, 08/01/48	774,722	759,310
4.500%, 11/01/48	480,549	470,398
4.500%, 02/01/49	4,158,858	4,075,927
4.500%, 05/01/49	3,889,411	3,812,014
4.500%, 03/01/56	37,333	35,877
5.000%, 11/01/32	1,053	1,068
5.000%, 09/01/35	42,080	41,892
5.000%, 06/01/39	1,832,496	1,824,068
5.000%, 04/01/41	4,518	4,492
5.000%, 07/01/41	75,039	76,052
5.000%, 08/01/41	52,335	53,030
5.000%, 01/01/42	38,405	38,219
5.000%, 07/01/52	802,698	801,091
5.000%, 12/01/52	351,408	347,170
5.000%, 01/01/53	2,983,603	2,951,448
5.000%, 12/01/54	2,617,724	2,582,942
5.000%, 11/01/55	374,540	374,775
5.000%, 02/01/56	727,223	726,321
5.000%, 03/01/56	554,477	554,067
5.000%, 04/01/56	862,551	861,273
5.000%, 05/01/56	954,908	953,493
5.500%, 11/01/32	206,474	210,249
5.500%, 12/01/32	30,765	31,310
5.500%, 01/01/33	114,101	116,174
5.500%, 12/01/33	43,065	43,603
5.500%, 05/01/34	389,112	394,371
5.500%, 08/01/37	419,637	429,349
5.500%, 02/01/38	109,625	112,859
5.500%, 03/01/38	45,857	47,150
5.500%, 06/01/38	36,685	37,445
5.500%, 12/01/38	40,408	41,383
See accompanying notes to financial statements.
BHFTII-14

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Agency Sponsored Mortgage-Backed Securities—(Continued)
Security Description	Principal Amount*	Value
Agency Mortgage-Backed Securities—(Continued)
Federal National Mortgage Association
5.500%, 01/01/39	103,521	$106,506
5.500%, 08/01/39	41,288	42,799
5.500%, 12/01/39	139,379	142,227
5.500%, 04/01/40	8,545	8,765
5.500%, 04/01/41	83,329	86,131
5.500%, 10/01/52	206,629	209,045
5.500%, 11/01/52	3,106,424	3,142,779
5.500%, 01/01/53	698,222	706,282
5.500%, 02/01/53	180,382	183,255
5.500%, 05/01/53	4,561,661	4,622,749
5.500%, 06/01/53	1,123,425	1,137,806
5.500%, 08/01/53	2,867,108	2,897,775
5.500%, 03/01/54	1,461,082	1,474,249
5.500%, 03/01/56	167,268	168,921
5.810%, 06/01/31	796,000	814,829
6.000%, 02/01/34	44,772	46,318
6.000%, 08/01/34	34,745	36,027
6.000%, 04/01/35	520,878	538,438
6.000%, 06/01/36	75,882	79,761
6.000%, 02/01/38	117,058	123,235
6.000%, 03/01/38	49,158	51,573
6.000%, 05/01/38	123,080	129,127
6.000%, 10/01/38	153,799	160,539
6.000%, 12/01/38	53,254	56,063
6.000%, 04/01/40	495,828	515,918
6.000%, 09/01/40	59,838	62,430
6.000%, 06/01/41	134,739	140,533
6.000%, 11/01/52	49,087	50,568
6.000%, 01/01/53	1,090,230	1,137,709
6.000%, 04/01/53	323,135	331,667
6.000%, 05/01/53	1,595,756	1,641,867
6.000%, 06/01/53	287,875	296,300
6.000%, 07/01/53	1,685,344	1,738,046
6.000%, 08/01/53	3,165,691	3,254,056
6.000%, 02/01/54	166,339	170,735
6.000%, 03/01/54	2,287,227	2,347,798
6.000%, 11/01/54	210,419	215,966
6.000%, 09/01/55	51,355	52,823
6.500%, 05/01/40	720,288	751,665
6.500%, 05/01/53	210,197	219,748
6.500%, 08/01/53	1,483,234	1,549,765
6.500%, 09/01/53	348,581	365,243
6.500%, 10/01/53	861,353	902,573
6.500%, 02/01/54	1,706,989	1,775,220
6.500%, 08/01/54	1,570,280	1,630,526
FREMF Mortgage Trust
0.100%, 01/25/29 (144A) (c)	22,735,243	45,102
4.378%, 08/25/50 (144A) (a)	304,000	296,113
Government National Mortgage Association
2.000%, 08/20/50	5,536,128	4,537,515
2.000%, 11/20/50	709,503	581,120
2.000%, 01/20/51	8,249,012	6,756,433
2.000%, 02/20/51	617,138	505,473
2.500%, 04/20/51	4,736,012	4,044,871
2.500%, 05/20/52	3,940,856	3,365,156
Security Description	Principal Amount*	Value
Agency Mortgage-Backed Securities—(Continued)
Government National Mortgage Association
2.500%, 06/20/52	3,044,299	$2,599,613
2.500%, 07/20/52	2,036,053	1,738,670
2.500%, 12/20/52	339,747	290,157
2.500%, 01/20/53	1,417,560	1,210,668
3.000%, 12/20/44	28,400	25,710
3.000%, 02/15/45	337,179	305,655
3.000%, 09/20/47	583,546	524,122
3.000%, 03/20/49	14,303	13,042
3.000%, 05/20/50	230,789	205,275
3.000%, 01/20/51	16,161,097	14,395,139
3.500%, 01/15/42	90,796	84,361
3.500%, 02/15/42	39,173	37,335
3.500%, 04/15/42	116,120	108,501
3.500%, 05/15/42	112,216	104,847
3.500%, 08/15/42	126,825	117,378
3.500%, 11/15/42	47,998	44,841
3.500%, 12/15/42	378,012	353,193
3.500%, 01/15/43	92,012	84,368
3.500%, 02/15/43	219,703	201,451
3.500%, 03/15/43	179,963	165,041
3.500%, 04/15/43	512,008	470,845
3.500%, 04/20/43	525,900	487,512
3.500%, 05/15/43	724,905	664,671
3.500%, 05/20/43	289,295	268,178
3.500%, 06/15/43	194,596	178,426
3.500%, 07/15/43	546,138	500,797
3.500%, 07/20/43	22,417	20,781
3.500%, 02/20/44	562,141	521,118
3.500%, 03/20/45	20,259	18,755
3.500%, 04/20/45	30,123	27,886
3.500%, 05/20/45	123,318	114,163
3.500%, 07/20/45	22,163	20,517
3.500%, 08/20/45	30,163	27,923
3.500%, 10/20/45	56,959	52,731
3.500%, 11/20/45	21,086	19,227
3.500%, 12/20/45	315,153	286,595
3.500%, 01/20/46	63,701	58,972
3.500%, 05/20/46	261,076	239,807
3.500%, 09/20/46	99,232	91,147
3.500%, 10/20/46	646,155	592,885
3.500%, 03/20/48	24,113	22,182
3.500%, 04/20/48	9,886	9,097
3.500%, 05/20/52	6,996,231	6,375,891
4.000%, 04/20/39	9,902	9,465
4.000%, 07/20/39	77,317	73,900
4.000%, 09/20/40	20,209	19,378
4.000%, 10/20/40	231,797	222,258
4.000%, 11/20/40	130,514	125,142
4.000%, 12/20/40	497,089	476,634
4.000%, 01/20/41	444,026	425,755
4.000%, 02/20/41	7,856	7,455
4.000%, 03/15/41	176,732	167,472
4.000%, 12/15/41	19,121	18,549
4.000%, 07/20/43	47,740	45,253
4.000%, 08/20/44	188,360	181,199
See accompanying notes to financial statements.
BHFTII-15

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Agency Sponsored Mortgage-Backed Securities—(Continued)
Corporate Bonds & Notes—21.3%
Security Description	Principal Amount*	Value
Agency Mortgage-Backed Securities—(Continued)
Government National Mortgage Association
4.000%, 10/20/46	23,133	$22,048
4.000%, 05/20/47	121,131	115,302
4.000%, 06/20/47	308,907	294,044
4.000%, 11/20/47	351,349	334,443
4.000%, 12/20/47	175,923	166,086
4.000%, 05/20/50	350,196	330,852
4.000%, 12/20/52	3,883,799	3,616,104
4.500%, 12/20/39	17,976	17,853
4.500%, 01/20/40	21,806	21,656
4.500%, 02/20/40	17,999	17,746
4.500%, 05/20/40	1,125	1,109
4.500%, 02/15/42	2,285,741	2,346,976
4.500%, 03/15/47	53,917	51,818
4.500%, 04/15/47	114,866	111,362
4.500%, 05/15/47	43,991	42,906
4.500%, 09/20/48	174,356	168,737
4.500%, 03/20/49	713,646	697,989
4.500%, 04/20/49	154,741	151,347
4.500%, 05/20/49	595,951	582,885
4.500%, 04/20/50	17,072	16,733
5.000%, 10/20/33	164,474	163,575
5.000%, 12/15/38	67,314	67,468
5.000%, 07/15/39	118,029	120,196
5.000%, 10/15/39	88,230	88,712
5.000%, 10/20/39	64,449	65,336
5.000%, 09/15/40	5,358	5,413
5.000%, 12/15/40	230,631	232,692
5.000%, 07/20/42	93,044	93,465
5.000%, 11/20/52	6,933,203	6,892,889
5.500%, 04/15/33	5,431	5,443
Government National Mortgage Association, TBA
2.000%, TBA (d)	7,885,000	6,450,916
2.500%, TBA (d)	7,807,000	6,657,907
3.500%, TBA (d)	783,000	702,559
4.000%, TBA (d)	2,480,000	2,302,138
4.500%, TBA (d)	10,644,000	10,209,377
5.000%, TBA (d)	13,749,000	13,538,959
5.500%, TBA (d)	18,548,000	18,603,681
6.000%, TBA (d)	9,259,000	9,427,996
6.500%, TBA (d)	3,893,000	4,026,134
Uniform Mortgage-Backed Security, TBA
2.500%, TBA (d)	23,711,075	20,027,730
3.000%, TBA (d)	28,081,700	24,414,336
3.500%, TBA (d)	50,799,744	46,018,617
4.000%, TBA (d)	19,907,128	18,597,046
5.000%, TBA (d)	13,282,000	13,047,490
5.500%, TBA (d)	59,713,725	59,909,661
6.000%, TBA (d)	8,272,241	8,451,904
6.500%, TBA (d)	17,971,000	18,583,137
		759,340,439
Total Agency Sponsored Mortgage-Backed Securities (Cost $841,253,413)		802,285,944

Security Description	Principal Amount*	Value

Advertising — 0.0%
Clear Channel Outdoor Holdings, Inc.
7.875%, 04/01/30 (144A)	100,000	$104,168
Neptune Bidco U.S., Inc.
10.375%, 05/15/31 (144A)	92,000	95,350
Omnicom Group, Inc.
5.000%, 06/02/33 (e)	98,000	96,272
		295,790
Aerospace/Defense — 0.2%
Boeing Co.
3.600%, 05/01/34	100,000	90,004
3.650%, 03/01/47	108,000	78,072
3.825%, 03/01/59	191,000	132,852
5.930%, 05/01/60	100,000	98,368
6.298%, 05/01/29	129,000	134,294
6.388%, 05/01/31	100,000	106,255
6.625%, 02/15/38	100,000	109,163
6.858%, 05/01/54 (e)	100,000	112,387
6.875%, 03/15/39	170,000	190,257
Figeac Aero S.A.
7.793%, 07/23/30 (EUR) (f) (g)	980,000	1,100,152
General Electric Co.
6.875%, 01/10/39	100,000	115,603
Honeywell Aerospace, Inc.
3.900%, 03/16/28 (144A)	78,000	77,214
4.300%, 03/16/31 (144A)	100,000	98,274
4.600%, 03/16/33 (144A)	100,000	98,149
4.950%, 03/16/36 (144A)	123,000	121,122
5.852%, 03/16/66 (144A)	100,000	100,759
L3Harris Technologies, Inc.
1.800%, 01/15/31	100,000	88,080
5.350%, 06/01/34	100,000	101,600
Lockheed Martin Corp.
4.150%, 06/15/53	175,000	138,785
4.450%, 05/15/28	98,000	98,112
4.750%, 02/15/34	89,000	88,364
5.200%, 02/15/64	100,000	91,924
Northrop Grumman Corp.
3.250%, 01/15/28	100,000	98,265
5.150%, 05/01/40 (e)	100,000	97,815
5.250%, 05/01/50	38,000	35,754
RTX Corp.
3.125%, 05/04/27	100,000	98,959
4.050%, 05/04/47	441,000	354,413
6.000%, 03/15/31	100,000	105,524
7.500%, 09/15/29	224,000	243,075
TransDigm, Inc.
6.375%, 05/31/33 (144A)	100,000	100,951
7.125%, 12/01/31 (144A)	100,000	103,546
		4,608,092
Agriculture — 0.1%
Altria Group, Inc.
4.250%, 08/09/42	261,000	215,112
6.200%, 02/14/59	149,000	147,226
See accompanying notes to financial statements.
BHFTII-16

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Agriculture—(Continued)
Archer-Daniels-Midland Co.
3.750%, 09/15/47	100,000	$76,349
BAT Capital Corp.
3.462%, 09/06/29	100,000	96,479
6.000%, 02/20/34	100,000	105,440
7.079%, 08/02/43	100,000	111,387
7.081%, 08/02/53 (e)	100,000	112,843
Bunge Ltd. Finance Corp.
5.150%, 03/19/36	57,000	56,617
Philip Morris International, Inc.
1.750%, 11/01/30	110,000	97,521
4.125%, 04/28/28	100,000	99,464
4.375%, 11/01/27	191,000	190,876
4.625%, 11/01/29	160,000	160,256
4.875%, 02/15/28	60,000	60,358
4.875%, 11/15/43	61,000	55,445
5.250%, 09/07/28	100,000	101,538
5.250%, 02/13/34	159,000	161,607
5.500%, 09/07/30	26,000	26,811
6.375%, 05/16/38	129,000	141,086
Reynolds American, Inc.
6.150%, 09/15/43	114,000	115,548
7.250%, 06/15/37	100,000	113,762
		2,245,725
Airlines — 0.1%
ABRA Global Finance
14.000%, 8.000% PIK, 10/22/29 (144A) (h)	84,337	82,672
American Airlines Pass-Through Trust
5.650%, 05/11/36	104,000	102,899
Avianca Midco 2 PLC
9.000%, 12/01/28 (144A)	168,275	171,935
9.500%, 01/28/31 (144A)	200,000	196,650
JetBlue Airways Corp./JetBlue Loyalty LP
9.875%, 09/20/31 (144A)	100,000	90,571
JetBlue Pass-Through Trust
2.750%, 11/15/33	83,421	73,850
Spirit Airlines Pass-Through Trust
3.375%, 08/15/31	134,241	123,440
3.650%, 08/15/31	353,749	319,012
4.100%, 10/01/29	11,667	11,312
Turkish Airlines Pass-Through Trust
4.200%, 09/15/28 (144A)	195,553	193,556
		1,365,897
Auto Manufacturers — 0.2%
Allison Transmission, Inc.
3.750%, 01/30/31 (144A)	100,000	93,519
American Honda Finance Corp.
3.500%, 02/15/28	198,000	194,725
4.550%, 03/03/28	100,000	99,874
4.700%, 01/12/28	278,000	278,392
5.050%, 07/10/31	276,000	276,967
Aston Martin Capital Holdings Ltd.
10.000%, 03/31/29 (144A)	217,000	168,834
Security Description	Principal Amount*	Value

Auto Manufacturers—(Continued)
Cummins, Inc.
5.150%, 02/20/34	102,000	$103,628
Ford Motor Co.
4.750%, 01/15/43	214,000	168,335
6.100%, 08/19/32	21,000	21,384
Ford Motor Credit Co. LLC
5.125%, 11/05/26 (e)	376,000	376,443
5.303%, 09/06/29	278,000	276,970
5.918%, 03/20/28	200,000	202,455
6.050%, 03/05/31	200,000	202,999
7.122%, 11/07/33 (e)	225,000	239,340
General Motors Co.
4.200%, 10/01/27	152,000	151,314
6.250%, 04/15/35	88,000	92,218
6.250%, 10/02/43	155,000	155,855
General Motors Financial Co., Inc.
4.900%, 10/06/29	100,000	100,254
5.050%, 04/04/28	100,000	100,600
5.350%, 01/07/30	100,000	101,591
5.450%, 09/06/34	67,000	67,121
5.600%, 06/18/31	263,000	269,229
5.950%, 04/04/34	58,000	60,025
6.000%, 01/09/28	457,000	465,545
6.400%, 01/09/33	100,000	106,233
Honda Motor Co. Ltd.
2.534%, 03/10/27	100,000	98,680
Hyundai Capital America
5.000%, 06/18/31 (144A)	25,000	24,961
5.250%, 06/21/33 (144A)	25,000	24,897
Nissan Motor Co. Ltd.
4.345%, 09/17/27 (144A)	200,000	196,769
7.500%, 07/17/30 (144A)	200,000	206,135
Toyota Motor Corp.
5.118%, 07/13/28	239,000	242,179
Toyota Motor Credit Corp.
4.550%, 05/17/30	170,000	169,679
4.550%, 05/14/31	206,000	204,293
4.650%, 01/05/29	100,000	100,478
5.050%, 05/16/29	100,000	101,455
		5,743,376
Auto Parts & Equipment — 0.0%
Adient Global Holdings Ltd.
7.000%, 04/15/28 (144A)	100,000	101,623
Aptiv Swiss Holdings Ltd.
4.150%, 05/01/52	23,000	17,288
Clarios Global LP/Clarios U.S. Finance Co.
6.750%, 05/15/28 (144A)	100,000	101,464
6.750%, 09/15/32 (144A)	100,000	102,129
Lear Corp.
4.250%, 05/15/29	100,000	98,524
		421,028
Banks — 2.3%
Banco Bilbao Vizcaya Argentaria SA
6.033%, 1Y H15 + 1.950%, 03/13/35 (a)	200,000	207,780
See accompanying notes to financial statements.
BHFTII-17

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Banks—(Continued)
Banco Espirito Santo SA
4.000%, 07/22/49 (Reg-S) (EUR) (i)	200,000	$50,274
Banco Santander SA
3.225%, 1Y H15 + 1.600%, 11/22/32 (a)	200,000	180,985
5.365%, 1Y H15 + 0.950%, 07/15/28 (a)	200,000	201,607
5.538%, 1Y H15 + 1.450%, 03/14/30 (a)	200,000	203,801
6.921%, 08/08/33	200,000	217,144
Bank of America Corp.
1.922%, SOFR + 1.370%, 10/24/31 (a)	32,000	28,394
2.482%, 5Y H15 + 1.200%, 09/21/36 (a)	301,000	262,468
2.496%, 3M TSFR + 1.252%, 02/13/31 (a)	475,000	438,959
2.831%, SOFR + 1.880%, 10/24/51 (a)	11,000	6,900
3.194%, 3M TSFR + 1.442%, 07/23/30 (a)	100,000	95,575
3.419%, 3M TSFR + 1.302%, 12/20/28 (a)	1,772,000	1,742,380
3.483%, SOFR + 1.650%, 03/13/52 (a)	53,000	37,735
3.846%, 5Y H15 + 2.000%, 03/08/37 (a) (e)	253,000	235,121
4.330%, 3M TSFR + 1.782%, 03/15/50 (a)	74,000	61,082
4.443%, 3M TSFR + 2.252%, 01/20/48 (a)	154,000	131,132
4.571%, SOFR + 1.830%, 04/27/33 (a)	1,025,000	1,004,749
5.045%, SOFR + 1.130%, 02/06/37 (a)	238,000	234,400
5.468%, SOFR + 1.650%, 01/23/35 (a)	126,000	128,466
5.489%, SOFR + 1.572%, 04/23/37 (a)	301,000	299,809
5.518%, SOFR + 1.738%, 10/25/35 (a)	209,000	209,966
5.819%, SOFR + 1.570%, 09/15/29 (a)	450,000	460,496
5.875%, 02/07/42	298,000	309,290
Bank of Montreal
3.803%, 5Y USD Swap + 1.432%, 12/15/32 (a)	100,000	98,438
5.717%, 09/25/28	141,000	144,356
Bank of New York Mellon Corp.
3.000%, 10/30/28	50,000	48,248
4.596%, SOFR + 1.755%, 07/26/30 (a)	100,000	99,990
4.967%, SOFR + 1.606%, 04/26/34 (a)	102,000	101,884
5.606%, SOFR + 1.770%, 07/21/39 (a)	46,000	46,922
5.802%, SOFR + 1.802%, 10/25/28 (a)	326,000	331,671
6.474%, SOFR + 1.845%, 10/25/34 (a)	127,000	138,102
Bank of Nova Scotia
4.338%, SOFR + 1.090%, 09/15/31 (a)	184,000	180,356
4.588%, 5Y H15 + 2.050%, 05/04/37 (a)	116,000	112,035
Canadian Imperial Bank of Commerce
6.092%, 10/03/33	85,000	90,352
Citigroup Global Markets Holdings, Inc.
5.210%, 06/17/29 (144A) (a) (f) (g)	1,261,000	1,261,000
Citigroup, Inc.
2.666%, SOFR + 1.146%, 01/29/31 (a)	253,000	234,840
2.976%, SOFR + 1.422%, 11/05/30 (a)	911,000	860,222
3.520%, 3M TSFR + 1.413%, 10/27/28 (a)	265,000	261,414
3.785%, SOFR + 1.939%, 03/17/33 (a)	402,000	377,765
3.878%, 3M TSFR + 1.430%, 01/24/39 (a)	124,000	108,076
4.125%, 07/25/28	100,000	98,959
5.174%, SOFR + 1.488%, 09/11/36 (a)	107,000	106,404
5.300%, 05/06/44	100,000	93,896
5.316%, SOFR + 4.548%, 03/26/41 (a)	100,000	98,679
5.411%, 5Y H15 + 1.730%, 09/19/39 (a)	243,000	240,225
5.592%, 5Y H15 + 1.280%, 11/19/34 (a)	196,000	198,440
5.827%, SOFR + 2.056%, 02/13/35 (a)	266,000	271,120
5.920%, 12/11/30 (a)	2,948,000	2,798,147
Security Description	Principal Amount*	Value

Banks—(Continued)
Citigroup, Inc.
6.270%, SOFR + 2.338%, 11/17/33 (a)	100,000	$106,611
6.625%, 01/15/28	128,000	132,128
Citizens Financial Group, Inc.
5.299%, 5Y H15 + 1.450%, 01/29/36 (a)	68,000	67,338
5.718%, SOFR + 1.910%, 07/23/32 (a)	126,000	129,324
Cooperatieve Rabobank UA
5.250%, 05/24/41	65,000	64,036
Deutsche Bank AG
3.035%, SOFR + 1.718%, 05/28/32 (a)	150,000	136,528
3.729%, SOFR + 2.757%, 01/14/32 (a)	224,000	209,633
6.720%, SOFR + 3.180%, 01/18/29 (a)	316,000	325,493
Fifth Third Bancorp
2.550%, 05/05/27	100,000	98,509
8.250%, 03/01/38	100,000	121,955
First Citizens BancShares, Inc.
5.600%, 5Y H15 + 1.850%, 09/05/35 (a)	100,000	98,188
6.254%, 5Y H15 + 1.970%, 03/12/40 (a)	100,000	98,538
FNB Corp.
5.722%, SOFR + 1.930%, 12/11/30 (a)	100,000	100,811
Goldman Sachs Group, Inc.
2.615%, SOFR + 1.281%, 04/22/32 (a)	72,000	64,662
3.102%, SOFR + 1.410%, 02/24/33 (a)	365,000	330,595
3.800%, 03/15/30	248,000	240,000
4.369%, SOFR + 1.060%, 10/21/31 (a)	254,000	248,421
4.411%, 3M TSFR + 1.692%, 04/23/39 (a)	383,000	346,355
4.482%, SOFR + 1.725%, 08/23/28 (a)	902,000	901,143
4.750%, 10/21/45	220,000	194,248
4.937%, SOFR + 1.319%, 04/23/28 (a)	689,000	690,963
4.939%, SOFR + 1.330%, 10/21/36 (a)	276,000	268,012
4.972%, SOFR + 1.030%, 06/03/32 (a)	113,000	112,935
5.049%, SOFR + 1.210%, 07/23/30 (a)	100,000	100,586
5.065%, SOFR + 1.190%, 01/21/37 (a)	263,000	256,780
5.094%, SOFR + 1.340%, 04/20/34 (a)	205,000	204,178
5.207%, SOFR + 1.078%, 01/28/31 (a)	100,000	101,077
5.387%, 5Y H15 + 1.180%, 02/02/41 (a)	323,000	314,640
5.425%, SOFR + 1.310%, 06/03/37 (a)	75,000	75,258
6.484%, SOFR + 1.770%, 10/24/29 (a)	130,000	134,850
GS Finance Corp.
6.700%, 05/14/31 (144A) (EUR) (a) (f) (g)	1,928,000	2,202,933
HSBC Bank USA NA
5.625%, 08/15/35	250,000	256,853
HSBC Holdings PLC
2.357%, SOFR + 1.947%, 08/18/31 (a)	200,000	181,014
4.583%, 3M TSFR + 1.796%, 06/19/29 (a)	200,000	199,410
4.755%, SOFR + 2.110%, 06/09/28 (a)	378,000	378,471
5.208%, SOFR + 1.320%, 05/12/34 (a)	371,000	369,678
5.279%, SOFR + 1.550%, 03/10/37 (a)	200,000	197,674
5.733%, SOFR + 1.520%, 05/17/32 (a)	200,000	206,241
6.500%, 05/02/36	201,000	213,231
6.800%, 06/01/38	100,000	109,351
7.390%, SOFR + 3.350%, 11/03/28 (a)	400,000	414,179
7.399%, SOFR + 3.020%, 11/13/34 (a)	271,000	301,369
Huntington Bancshares, Inc.
2.487%, 5Y H15 + 1.170%, 08/15/36 (a)	100,000	86,278
5.605%, 5Y H15 + 1.350%, 01/28/41 (a)	113,000	110,786
See accompanying notes to financial statements.
BHFTII-18

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Banks—(Continued)
ING Groep NV
4.858%, SOFR + 1.010%, 03/25/29 (a)	200,000	$200,775
5.550%, SOFR + 1.770%, 03/19/35 (a)	200,000	203,744
JPMorgan Chase & Co.
2.580%, 3M TSFR + 1.250%, 04/22/32 (a)	275,000	247,843
2.956%, 3M TSFR + 2.515%, 05/13/31 (a)	301,000	281,037
3.702%, 3M TSFR + 1.422%, 05/06/30 (a)	790,000	768,299
3.964%, 3M TSFR + 1.642%, 11/15/48 (a)	62,000	48,748
4.260%, 3M TSFR + 1.842%, 02/22/48 (a)	39,000	32,258
4.505%, SOFR + 0.860%, 10/22/28 (a)	1,872,000	1,871,446
4.603%, SOFR + 1.040%, 10/22/30 (a)	100,000	99,552
4.810%, SOFR + 1.190%, 10/22/36 (a)	824,000	801,128
4.995%, SOFR + 1.125%, 07/22/30 (a)	513,000	516,473
5.140%, SOFR + 1.010%, 01/24/31 (a)	295,000	298,317
5.576%, SOFR + 1.635%, 07/23/36 (a)	269,000	273,087
5.600%, 07/15/41	236,000	240,032
6.254%, SOFR + 1.810%, 10/23/34 (a)	883,000	945,073
Keybank National Association
5.000%, 01/26/33	250,000	247,428
Lloyds Banking Group PLC
3.369%, 5Y H15 + 1.500%, 12/14/46 (a)	200,000	146,673
4.550%, 08/16/28	200,000	199,760
4.976%, 1Y H15 + 2.300%, 08/11/33 (a)	200,000	199,164
M&T Bank Corp.
5.295%, 5Y H15 + 1.380%, 04/18/36 (a)	132,000	130,782
5.400%, 5Y H15 + 1.430%, 07/30/35 (a)	100,000	99,821
Mitsubishi UFJ Financial Group, Inc.
4.080%, 1Y H15 + 1.300%, 04/19/28 (a)	427,000	425,504
5.133%, 1Y H15 + 2.125%, 07/20/33 (a)	297,000	298,379
5.159%, 1Y H15 + 1.170%, 04/24/31 (a)	319,000	322,337
5.188%, 1Y H15 + 0.930%, 09/12/36 (a)	200,000	198,652
5.258%, 1Y H15 + 0.820%, 04/17/30 (a)	200,000	202,542
Mizuho Financial Group, Inc.
2.201%, 3M TSFR + 1.772%, 07/10/31 (a)	200,000	180,473
5.382%, 1Y H15 + 1.080%, 07/10/30 (a)	200,000	203,278
5.748%, 1Y H15 + 1.900%, 07/06/34 (a)	200,000	207,103
Morgan Stanley
2.484%, SOFR + 1.360%, 09/16/36 (a)	264,000	229,017
2.943%, SOFR + 1.290%, 01/21/33 (a)	1,212,000	1,089,820
4.300%, 01/27/45	100,000	84,290
4.994%, SOFR + 1.380%, 04/12/29 (a)	100,000	100,544
5.042%, SOFR + 1.215%, 07/19/30 (a)	805,000	810,615
5.230%, SOFR + 1.108%, 01/15/31 (a)	834,000	843,407
5.296%, SOFR + 1.410%, 04/10/37 (a)	60,000	59,702
5.314%, 5Y H15 + 1.170%, 01/18/41 (a)	100,000	97,458
5.664%, SOFR + 1.757%, 04/17/36 (a)	571,000	586,184
5.900%, SOFR + 1.782%, 03/13/47 (a)	86,000	86,919
5.942%, 5Y H15 + 1.800%, 02/07/39 (a)	255,000	262,971
6.375%, 07/24/42	100,000	108,754
6.627%, SOFR + 2.050%, 11/01/34 (a)	101,000	109,602
Morgan Stanley Finance LLC
6.180%, 05/08/31 (144A) (EUR) (a) (g)	3,151,000	3,550,828
Morgan Stanley Private Bank NA
4.465%, SOFR + 1.020%, 11/19/31 (a)	250,000	245,720
NatWest Group PLC
3.073%, 1Y H15 + 2.550%, 05/22/28 (a)	246,000	242,867
Security Description	Principal Amount*	Value

Banks—(Continued)
NatWest Group PLC
4.445%, 05/08/30	221,000	$218,910
5.516%, 1Y H15 + 2.270%, 09/30/28 (a)	277,000	280,190
Northern Trust Corp.
3.375%, 05/08/32	120,000	118,518
PNC Bank NA
4.429%, SOFR + 0.727%, 07/21/28 (a)	250,000	249,581
PNC Financial Services Group, Inc.
2.307%, SOFR + 0.979%, 04/23/32 (a)	129,000	115,014
3.450%, 04/23/29	22,000	21,394
4.626%, SOFR + 1.850%, 06/06/33 (a)	157,000	152,788
4.812%, SOFR + 1.259%, 10/21/32 (a)	188,000	187,172
5.575%, SOFR + 1.394%, 01/29/36 (a)	134,000	137,371
5.939%, SOFR + 1.946%, 08/18/34 (a)	118,000	124,045
Royal Bank of Canada
4.240%, 08/03/27	23,000	22,985
4.612%, SOFR + 1.010%, 05/03/32 (a)	82,000	81,063
4.650%, SOFR + 1.080%, 10/18/30 (a)	230,000	229,480
4.696%, SOFR + 1.060%, 08/06/31 (a)	200,000	199,067
Santander Holdings USA, Inc.
5.353%, SOFR + 1.940%, 09/06/30 (a)	100,000	100,880
Santander U.K. Group Holdings PLC
5.694%, SOFR + 1.524%, 04/15/31 (a)	200,000	205,145
State Street Corp.
3.031%, SOFR + 1.490%, 11/01/34 (a)	179,000	168,172
5.159%, SOFR + 1.890%, 05/18/34 (a)	148,000	149,564
5.820%, SOFR + 1.715%, 11/04/28 (a)	64,000	65,139
6.123%, SOFR + 1.958%, 11/21/34 (a)	100,000	105,356
Sumitomo Mitsui Financial Group, Inc.
2.472%, 01/14/29	200,000	189,826
3.040%, 07/16/29	200,000	190,278
4.108%, 01/15/29	200,000	197,539
5.424%, 07/09/31	426,000	435,478
5.766%, 01/13/33	214,000	222,704
5.796%, SOFR + 1.780%, 07/08/46 (a)	100,000	98,440
Toronto-Dominion Bank
4.108%, 06/08/27	412,000	411,002
4.861%, 01/31/28	26,000	26,118
4.994%, 04/05/29	100,000	101,043
5.146%, 5Y H15 + 1.500%, 09/10/34 (a)	100,000	100,287
5.298%, 01/30/32	132,000	134,858
Truist Financial Corp.
4.916%, SOFR + 2.240%, 07/28/33 (a)	107,000	104,892
4.964%, SOFR + 1.395%, 10/23/36 (a)	36,000	35,018
5.711%, SOFR + 1.922%, 01/24/35 (a)	282,000	290,370
U.S. Bancorp
2.491%, 5Y H15 + 0.950%, 11/03/36 (a)	237,000	206,316
4.481%, SOFR + 0.867%, 01/26/32 (a)	209,000	205,881
4.653%, SOFR + 1.230%, 02/01/29 (a)	232,000	232,162
5.678%, SOFR + 1.860%, 01/23/35 (a)	111,000	114,607
5.836%, SOFR + 2.260%, 06/12/34 (a)	100,000	104,266
UBS AG
5.650%, 09/11/28 (e)	200,000	204,793
Wells Fargo & Co.
3.068%, SOFR + 2.530%, 04/30/41 (a)	190,000	145,096
3.350%, SOFR + 1.500%, 03/02/33 (a)	380,000	349,313
See accompanying notes to financial statements.
BHFTII-19

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Banks—(Continued)
Wells Fargo & Co.
3.900%, 05/01/45	100,000	$79,190
4.300%, 07/22/27	290,000	289,803
4.400%, 06/14/46	100,000	81,108
4.478%, 3M TSFR + 4.032%, 04/04/31 (a) (e)	138,000	136,513
4.650%, 11/04/44	268,000	227,928
4.892%, SOFR + 1.340%, 09/15/36 (a)	393,000	383,415
5.150%, SOFR + 1.500%, 04/23/31 (a)	100,000	101,050
5.198%, SOFR + 1.500%, 01/23/30 (a)	421,000	425,732
5.244%, SOFR + 1.110%, 01/24/31 (a)	100,000	101,366
5.557%, SOFR + 1.990%, 07/25/34 (a)	30,000	30,722
5.707%, SOFR + 1.070%, 04/22/28 (a)	1,165,000	1,175,479
6.491%, SOFR + 2.060%, 10/23/34 (a)	303,000	327,040
Wells Fargo Bank NA
5.850%, 02/01/37	257,000	266,652
Westpac Banking Corp.
2.668%, 5Y H15 + 1.750%, 11/15/35 (a)	100,000	90,066
2.963%, 11/16/40	106,000	78,453
3.020%, 5Y H15 + 1.530%, 11/18/36 (a)	107,000	95,533
3.133%, 11/18/41	70,000	51,837
5.405%, 1Y H15 + 2.680%, 08/10/33 (a)	43,000	43,479
		56,067,210
Beverages — 0.2%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
4.700%, 02/01/36	43,000	41,852
Anheuser-Busch InBev Finance, Inc.
4.700%, 02/01/36	285,000	277,393
4.900%, 02/01/46	290,000	263,450
Anheuser-Busch InBev Worldwide, Inc.
4.750%, 01/23/29	119,000	119,631
4.950%, 01/15/42	229,000	215,995
5.800%, 01/23/59 (e)	160,000	162,914
Coca-Cola Co.
1.375%, 03/15/31	247,000	215,487
2.000%, 03/05/31 (e)	154,000	138,274
5.300%, 05/13/54	100,000	96,398
5.400%, 05/13/64	100,000	96,408
Constellation Brands, Inc.
3.500%, 05/09/27	762,000	756,234
Keurig Dr. Pepper, Inc.
4.350%, 05/15/28	186,000	185,145
4.600%, 05/15/30	100,000	98,874
5.050%, 03/15/29	100,000	100,738
5.150%, 05/15/35	100,000	98,829
5.300%, 03/15/34	100,000	100,254
Molson Coors Beverage Co.
4.900%, 07/08/31	116,000	115,842
5.000%, 05/01/42	37,000	33,635
PepsiCo Singapore Financing I Pte. Ltd.
4.550%, 02/16/29	134,000	134,466
4.700%, 02/16/34	276,000	274,155
PepsiCo, Inc.
3.600%, 08/13/42	205,000	164,475
4.000%, 03/05/42	100,000	85,041
Security Description	Principal Amount*	Value

Beverages—(Continued)
PepsiCo, Inc.
4.450%, 05/15/28	100,000	$100,317
4.600%, 02/07/30	121,000	121,958
		3,997,765
Biotechnology — 0.1%
Amgen, Inc.
3.200%, 11/02/27	100,000	98,473
3.350%, 02/22/32	271,000	251,470
4.200%, 02/19/31	109,000	106,884
4.200%, 02/22/52	196,000	154,089
4.400%, 02/22/62 (e)	162,000	126,745
4.563%, 06/15/48	209,000	176,986
4.850%, 02/19/36	45,000	44,085
6.400%, 02/01/39	340,000	367,513
Baxalta, Inc.
5.250%, 06/23/45	110,000	103,016
Biogen, Inc.
3.150%, 05/01/50	100,000	65,112
5.050%, 01/15/31	135,000	136,610
Gilead Sciences, Inc.
4.800%, 11/15/29	446,000	450,440
5.250%, 10/15/33	107,000	109,991
5.650%, 12/01/41	266,000	271,087
Royalty Pharma PLC
1.750%, 09/02/27 (e)	100,000	96,859
4.450%, 03/25/31	102,000	100,295
5.150%, 09/02/29	225,000	227,975
		2,887,630
Building Materials — 0.1%
Builders FirstSource, Inc.
6.375%, 03/01/34 (144A)	100,000	101,091
Carrier Global Corp.
2.700%, 02/15/31	122,000	111,850
5.900%, 03/15/34	123,000	129,681
Cemex SAB de CV
7.200%, 5Y H15 + 3.520%, 06/10/30 (144A) (a)	721,000	750,128
Fortune Brands Innovations, Inc.
5.875%, 06/01/33 (e)	51,000	53,113
Johnson Controls International PLC/Tyco Fire & Security Finance SCA
4.900%, 12/01/32	10,000	10,008
Martin Marietta Materials, Inc.
2.400%, 07/15/31	144,000	128,208
Masco Corp.
1.500%, 02/15/28	100,000	95,150
Owens Corning
5.700%, 06/15/34 (e)	116,000	119,897
Smyrna Ready Mix Concrete LLC
8.875%, 11/15/31 (144A)	100,000	105,446
Vulcan Materials Co.
3.500%, 06/01/30	181,000	173,160
		1,777,732
See accompanying notes to financial statements.
BHFTII-20

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Chemicals — 0.8%
CF Industries, Inc.
4.950%, 06/01/43 (e)	105,000	$94,564
Chemours Co.
4.625%, 11/15/29 (144A)	100,000	95,448
Dow Chemical Co.
3.600%, 11/15/50	1,192,000	790,350
4.250%, 10/01/34	88,000	79,863
4.375%, 11/15/42	270,000	217,743
5.250%, 11/15/41	100,000	90,096
5.600%, 02/15/54	100,000	88,613
5.950%, 03/15/55 (e)	3,300,000	3,066,093
7.375%, 11/01/29	110,000	118,399
9.400%, 05/15/39	758,000	984,317
DuPont de Nemours, Inc.
4.725%, 11/15/28	100,000	99,952
4.725%, 11/15/28 (144A)	173,000	172,919
Eastman Chemical Co.
5.000%, 08/01/29	100,000	100,573
Ecolab, Inc.
1.300%, 01/30/31	158,000	136,229
4.600%, 06/15/29	156,000	156,236
FMC Corp.
8.000%, 06/01/31 (144A)	4,050,000	4,215,197
International Flavors & Fragrances, Inc.
4.450%, 09/26/28	38,000	37,868
Lubrizol Corp.
6.500%, 10/01/34	100,000	110,638
LYB International Finance BV
5.250%, 07/15/43	101,000	88,996
LYB International Finance III LLC
3.625%, 04/01/51	3,152,000	2,081,978
4.200%, 10/15/49	3,519,000	2,559,007
5.875%, 01/15/36 (e)	3,529,000	3,538,560
LyondellBasell Industries NV
4.625%, 02/26/55 (e)	562,000	428,731
Mosaic Co.
5.450%, 11/15/33	61,000	61,738
Nutrien Ltd.
5.875%, 12/01/36	124,000	128,574
6.125%, 01/15/41	103,000	107,642
OCP SA
6.750%, 05/02/34 (Reg-S)	708,000	743,801
Olympus Water U.S. Holding Corp.
6.250%, 10/01/29 (144A)	200,000	197,175
SCIH Salt Holdings, Inc.
4.875%, 05/01/28 (144A)	100,000	98,649
Sherwin-Williams Co.
4.000%, 12/15/42	145,000	117,854
Westlake Corp.
4.375%, 11/15/47	104,000	80,671
		20,888,474
Commercial Services — 0.2%
Clarivate Science Holdings Corp.
3.875%, 07/01/28 (144A)	100,000	96,169
Security Description	Principal Amount*	Value

Commercial Services—(Continued)
DP World Ltd.
6.850%, 07/02/37 (Reg-S)	820,000	$884,318
Equifax, Inc.
4.800%, 09/15/29	144,000	144,167
GEO Group, Inc.
8.625%, 04/15/29	100,000	104,177
Global Payments, Inc.
2.900%, 05/15/30	157,000	144,108
5.300%, 08/15/29	100,000	100,602
5.400%, 03/15/33	100,000	98,042
5.550%, 11/15/35	112,000	108,576
Kaspi.KZ JSC
6.250%, 03/26/30 (Reg-S)	200,000	202,306
Moody's Corp.
5.250%, 07/15/44	100,000	94,451
PayPal Holdings, Inc.
2.850%, 10/01/29	100,000	94,391
4.950%, 06/01/31	186,000	186,002
5.500%, 06/01/54	60,000	54,999
Prime Security Services Borrower LLC/Prime Finance, Inc.
3.375%, 08/31/27 (144A)	100,000	97,960
S&P Global, Inc.
4.250%, 01/15/31 (144A)	260,000	254,582
TR Finance LLC
5.850%, 04/15/40	13,000	12,914
Triton Container International Ltd./TAL International Container Corp.
5.150%, 02/15/33	376,000	369,276
Verisk Analytics, Inc.
4.450%, 03/15/31	95,000	93,023
Worldline SA
0.875%, 06/30/27 (Reg-S) (EUR)	200,000	217,643
4.125%, 09/12/28 (Reg-S) (EUR)	500,000	537,871
5.250%, 11/27/29 (Reg-S) (EUR)	100,000	103,254
5.500%, 06/10/30 (Reg-S) (EUR)	100,000	104,247
		4,103,078
Computers — 0.5%
Apple, Inc.
2.375%, 02/08/41	1,477,000	1,044,594
2.550%, 08/20/60	269,000	144,678
2.650%, 02/08/51	1,098,000	665,976
3.750%, 09/12/47	364,000	279,172
3.850%, 05/04/43	2,507,000	2,074,372
3.950%, 08/08/52	220,000	169,991
4.100%, 08/08/62	151,000	115,305
4.250%, 02/09/47	289,000	241,572
Dell International LLC/EMC Corp.
5.400%, 04/15/34	144,000	145,990
8.100%, 07/15/36	132,000	157,010
8.350%, 07/15/46	74,000	93,534
Gartner, Inc.
3.750%, 10/01/30 (144A)	147,000	134,202
4.500%, 07/01/28 (144A) (e)	5,550,000	5,452,016
Hewlett Packard Enterprise Co.
4.600%, 03/23/29	100,000	99,843
See accompanying notes to financial statements.
BHFTII-21

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Computers—(Continued)
Hewlett Packard Enterprise Co.
4.850%, 10/15/31	103,000	$102,573
5.250%, 04/01/33	120,000	120,371
6.350%, 10/15/45	33,000	34,011
HP, Inc.
2.650%, 06/17/31	128,000	114,412
4.200%, 04/15/32	60,000	57,259
IBM International Capital Pte. Ltd.
4.900%, 02/05/34	201,000	198,580
International Business Machines Corp.
4.250%, 05/15/49	149,000	116,436
4.900%, 07/27/52	100,000	84,847
5.600%, 11/30/39	258,000	259,990
Kyndryl Holdings, Inc.
6.350%, 02/20/34 (e)	188,000	177,505
Leidos, Inc.
5.000%, 03/15/36	100,000	96,316
NCR Atleos Corp.
9.500%, 04/01/29 (144A)	100,000	106,629
		12,287,184
Cosmetics/Personal Care — 0.0%
Colgate-Palmolive Co.
3.700%, 08/01/47 (e)	338,000	261,217
Estee Lauder Cos., Inc.
2.375%, 12/01/29	126,000	116,977
4.150%, 03/15/47	37,000	29,513
4.375%, 05/15/28	39,000	38,902
5.000%, 02/14/34	11,000	10,989
Kenvue, Inc.
5.100%, 03/22/43 (e)	16,000	15,264
Procter & Gamble Co.
1.200%, 10/29/30	70,000	61,316
4.350%, 11/03/35	104,000	100,673
		634,851
Distribution/Wholesale — 0.0%
LKQ Corp.
5.750%, 06/15/28	100,000	101,355
Diversified Financial Services — 0.9%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.400%, 10/29/33	272,000	241,778
3.650%, 07/21/27	152,000	150,807
6.500%, 5Y H15 + 2.441%, 01/31/56 (a) (e)	385,000	389,966
Ally Financial, Inc.
6.646%, 5Y H15 + 2.450%, 01/17/40 (a)	100,000	98,920
8.000%, 11/01/31	157,000	174,582
American Express Co.
4.804%, SOFR + 1.237%, 10/24/36 (a)	72,000	69,722
4.989%, SOFR + 2.255%, 05/26/33 (a)	100,000	99,451
5.043%, SOFR + 0.930%, 07/26/28 (a)	281,000	282,597
5.043%, SOFR + 1.835%, 05/01/34 (a)	251,000	251,405
5.442%, SOFR + 1.320%, 01/30/36 (a)	106,000	108,164
Apollo Global Management, Inc.
5.700%, 03/30/36	104,000	104,358
Security Description	Principal Amount*	Value

Diversified Financial Services—(Continued)
Aretec Group, Inc.
10.000%, 08/15/30 (144A)	80,000	$84,267
AT&T Reign II Multi-Property Lease-Backed Pass-Through Trust
6.088%, 12/15/44 (144A)	2,688,664	2,644,153
Blue Owl Finance LLC
3.125%, 06/10/31	121,000	106,377
6.250%, 04/18/34 (e)	100,000	97,904
Brookfield Asset Management Ltd.
5.298%, 01/15/36	100,000	97,492
Capital One Financial Corp.
3.800%, 01/31/28	340,000	335,788
5.884%, SOFR + 1.990%, 07/26/35 (a)	100,000	102,847
6.183%, SOFR + 2.036%, 01/30/36 (a)	100,000	102,286
7.624%, SOFR + 3.070%, 10/30/31 (a)	64,000	70,195
7.964%, SOFR + 3.370%, 11/02/34 (a)	220,000	253,012
Charles Schwab Corp.
1.650%, 03/11/31	100,000	87,416
5.853%, SOFR + 2.500%, 05/19/34 (a)	100,000	104,492
6.136%, SOFR + 2.010%, 08/24/34 (a)	100,000	106,244
Focus Financial Partners LLC
6.750%, 09/15/31 (144A)	100,000	100,622
GS Finance Corp.
5.950%, 01/15/31 (a)	6,190,000	5,951,722
6.110%, 02/17/31 (a)	1,669,000	1,614,078
7.350%, 02/17/31 (a)	3,466,000	3,370,134
Intercontinental Exchange, Inc.
2.650%, 09/15/40	35,000	25,406
3.000%, 09/15/60	49,000	28,821
3.625%, 09/01/28	50,000	49,064
4.350%, 06/15/29	285,000	282,716
4.600%, 03/15/33	187,000	183,540
Jane Street Group/JSG Finance, Inc.
6.125%, 11/01/32 (144A)	100,000	100,021
Jefferies Financial Group, Inc.
6.250%, 01/15/36	100,000	102,106
6.500%, 01/20/43	100,000	100,417
LPL Holdings, Inc.
5.750%, 06/15/35	115,000	115,109
Mastercard, Inc.
2.950%, 06/01/29	100,000	96,298
3.800%, 11/21/46	136,000	106,536
4.875%, 05/09/34	60,000	60,128
Nasdaq, Inc.
5.550%, 02/15/34	122,000	125,505
Nomura Holdings, Inc.
2.608%, 07/14/31	200,000	178,455
5.043%, 5Y H15 + 1.300%, 06/10/36 (a)	200,000	195,320
Osaic Holdings, Inc.
6.750%, 08/01/32 (144A)	100,000	100,171
Raymond James Financial, Inc.
3.750%, 04/01/51	100,000	72,672
Rocket Cos., Inc.
6.500%, 08/01/29 (144A)	100,000	102,069
Sumisho Air Lease Corp.
3.000%, 02/01/30	158,000	147,877
See accompanying notes to financial statements.
BHFTII-22

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Diversified Financial Services—(Continued)
Sumisho Air Lease Corp.
4.625%, 10/01/28	180,000	$179,393
SURA Asset Management SA
6.350%, 05/13/32 (144A)	362,000	378,728
6.350%, 05/13/32 (Reg-S)	341,000	356,758
Synchrony Financial
5.150%, 03/19/29	1,498,000	1,498,228
TPG Operating Group II LP
5.375%, 01/15/36	27,000	26,275
UBS Americas, Inc.
7.125%, 07/15/32	100,000	111,339
United Wholesale Mortgage LLC
5.500%, 04/15/29 (144A)	5,000	4,645
5.750%, 06/15/27 (144A)	100,000	99,027
UWM Holdings LLC
6.250%, 03/15/31 (144A)	60,000	53,473
Visa, Inc.
4.300%, 12/14/45 (e)	100,000	85,754
4.400%, 02/12/33	100,000	98,489
Western Union Co.
4.750%, 06/15/29	100,000	99,248
		22,364,367
Electric — 2.0%
AEP Texas, Inc.
4.150%, 05/01/49	172,000	131,842
AEP Transmission Co. LLC
3.150%, 09/15/49	645,000	427,382
AES Andes SA
6.300%, 03/15/29 (Reg-S)	200,000	204,340
AES Corp.
6.950%, 5Y H15 + 2.890%, 07/15/55 (a)	100,000	98,727
Alabama Power Co.
5.850%, 11/15/33	105,000	110,291
6.000%, 03/01/39	167,000	176,878
Ameren Illinois Co.
4.150%, 03/15/46	166,000	135,702
American Transmission Co. LLC
5.750%, 04/01/56 (144A)	20,000	19,857
Baltimore Gas & Electric Co.
3.200%, 09/15/49	192,000	128,540
3.500%, 08/15/46	123,000	89,664
5.150%, 06/01/33	109,000	109,929
6.350%, 10/01/36	100,000	107,938
Black Hills Corp.
5.950%, 03/15/28	100,000	101,965
CenterPoint Energy Houston Electric LLC
5.200%, 10/01/28	100,000	101,384
CenterPoint Energy, Inc.
6.700%, 5Y H15 + 2.586%, 05/15/55 (a)	367,000	377,617
7.000%, 5Y H15 + 3.254%, 02/15/55 (a)	376,000	389,472
Commonwealth Edison Co.
4.350%, 11/15/45	114,000	95,806
4.550%, 06/01/31	148,000	147,045
5.650%, 06/01/54	127,000	125,275
Security Description	Principal Amount*	Value

Electric—(Continued)
Connecticut Light & Power Co.
4.150%, 06/01/45	100,000	$82,309
Consolidated Edison Co. of New York, Inc.
4.300%, 12/01/56	73,000	57,366
4.500%, 05/15/58	78,000	63,046
5.500%, 12/01/39	100,000	100,438
5.700%, 06/15/40	32,000	32,597
6.300%, 08/15/37	148,000	159,307
Constellation Energy Generation LLC
4.625%, 02/01/29 (144A)	100,000	99,424
5.300%, 06/01/36	46,000	45,756
5.750%, 10/01/41	137,000	137,271
Consumers Energy Co.
3.950%, 05/15/43	100,000	81,605
4.200%, 09/01/52	100,000	79,779
Dominion Energy, Inc.
6.200%, 5Y H15 + 2.006%, 02/15/56 (a)	167,000	167,527
6.300%, 03/15/33	100,000	106,748
6.875%, 5Y H15 + 2.386%, 02/01/55 (a)	251,000	259,361
7.000%, 06/15/38	87,000	98,490
DTE Electric Co.
5.200%, 03/01/34	100,000	101,724
DTE Energy Co.
5.050%, 10/01/35	100,000	98,233
5.850%, 06/01/34	145,000	151,237
Duke Energy Carolinas LLC
3.700%, 12/01/47	636,000	477,628
Duke Energy Ohio, Inc.
5.250%, 04/01/33	204,000	207,634
5.550%, 03/15/54	189,000	182,528
Duke Energy Progress LLC
2.500%, 08/15/50	1,086,000	630,532
Edison International
6.250%, 03/15/30	100,000	102,716
6.950%, 11/15/29	100,000	104,508
Emera U.S. Finance LLC
5.200%, 04/01/33	100,000	99,575
Entergy Corp.
5.875%, 5Y H15 + 2.179%, 06/15/56 (a)	279,000	279,044
Entergy Louisiana LLC
5.700%, 03/15/54	129,000	126,956
Entergy Texas, Inc.
4.500%, 03/30/39	232,000	211,249
5.200%, 06/15/36	26,000	25,829
Evergy Kansas Central, Inc.
4.700%, 03/13/28	100,000	100,164
Evergy, Inc.
6.650%, 5Y H15 + 2.558%, 06/01/55 (a)	340,000	347,609
Eversource Energy
5.850%, 04/15/31	111,000	115,147
6.100%, 5Y H15 + 2.521%, 08/15/56 (a)	100,000	99,805
Exelon Corp.
4.950%, 06/15/35	100,000	97,186
FirstEnergy Transmission LLC
5.450%, 07/15/44 (144A)	665,000	635,311
See accompanying notes to financial statements.
BHFTII-23

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Electric—(Continued)
Florida Power & Light Co.
3.150%, 10/01/49	209,000	$140,600
5.625%, 04/01/34	204,000	211,787
5.690%, 03/01/40	275,000	282,711
5.900%, 06/01/66	34,000	34,278
Liberty Utilities Co.
5.650%, 05/15/36 (144A)	31,000	30,877
MidAmerican Energy Co.
3.650%, 08/01/48	263,000	194,871
4.250%, 05/01/46	108,000	89,235
MVM Energetika Zrt
6.500%, 03/13/31 (Reg-S)	880,000	918,761
National Rural Utilities Cooperative Finance Corp.
1.350%, 03/15/31	40,000	34,512
7.125%, 5Y H15 + 3.533%, 09/15/53 (a)	153,000	158,716
8.000%, 03/01/32	100,000	115,335
Nevada Power Co.
6.250%, 5Y H15 + 1.936%, 05/15/55 (a)	239,000	239,661
NextEra Energy Capital Holdings, Inc.
3.000%, 01/15/52	100,000	61,799
6.500%, 5Y H15 + 1.979%, 08/15/55 (a)	100,000	102,644
6.750%, 5Y H15 + 2.457%, 06/15/54 (a)	336,000	349,957
Northern States Power Co.
2.900%, 03/01/50	82,000	54,109
5.350%, 11/01/39	178,000	177,874
6.250%, 06/01/36	118,000	127,601
NRG Energy, Inc.
6.000%, 02/01/33 (144A)	100,000	100,534
NSTAR Electric Co.
1.950%, 08/15/31	187,000	164,094
5.400%, 06/01/34	100,000	102,103
OGE Energy Corp.
5.450%, 05/15/29	100,000	101,866
Oglethorpe Power Corp.
5.950%, 11/01/39	100,000	103,250
Ohio Power Co.
4.000%, 06/01/49	59,000	44,998
4.150%, 04/01/48	164,000	128,987
Oncor Electric Delivery Co. LLC
3.700%, 11/15/28	141,000	138,564
3.800%, 09/30/47	100,000	76,031
5.800%, 04/01/55	100,000	100,181
7.250%, 01/15/33	100,000	112,847
Pacific Gas & Electric Co.
3.000%, 06/15/28	100,000	96,770
3.250%, 06/01/31	100,000	92,244
3.300%, 08/01/40	1,782,000	1,335,772
3.500%, 08/01/50	1,183,000	789,202
3.750%, 08/15/42	166,000	125,171
4.000%, 12/01/46	749,000	557,538
4.250%, 03/15/46	171,000	132,394
4.500%, 07/01/40	913,894	786,470
4.750%, 02/15/44	1,136,000	961,921
4.950%, 07/01/50 (e)	3,489,000	2,912,973
5.050%, 10/15/32 (e)	100,000	99,388
5.200%, 05/01/36	50,000	48,564
Security Description	Principal Amount*	Value

Electric—(Continued)
Pacific Gas & Electric Co.
5.250%, 03/01/52	4,457,000	$3,850,727
5.900%, 10/01/54	414,000	390,985
6.000%, 05/01/56	2,528,000	2,418,604
6.100%, 01/15/29	100,000	102,966
6.100%, 10/15/55	2,889,000	2,796,565
6.150%, 01/15/33	153,000	159,840
6.150%, 03/01/55	990,000	965,487
6.700%, 04/01/53	103,000	107,140
6.750%, 01/15/53	1,772,000	1,860,477
PacifiCorp
4.100%, 02/01/42	120,000	96,776
4.150%, 02/15/50	100,000	75,958
6.350%, 07/15/38	405,000	423,412
PECO Energy Co.
3.700%, 09/15/47	100,000	75,524
PG&E Corp.
5.250%, 07/01/30	2,601,000	2,561,313
6.850%, 5Y H15 + 3.225%, 09/15/56 (a)	1,545,000	1,539,513
7.375%, 5Y H15 + 3.883%, 03/15/55 (a)	1,604,000	1,634,447
Pinnacle West Capital Corp.
5.150%, 05/15/30	1,486,000	1,505,705
PPL Capital Funding, Inc.
5.250%, 09/01/34	100,000	100,433
PPL Electric Utilities Corp.
4.125%, 06/15/44	119,000	98,825
4.850%, 02/15/34	100,000	99,292
Public Service Co. of Colorado
1.875%, 06/15/31	27,000	23,569
3.200%, 03/01/50	128,000	86,128
4.150%, 03/13/29	100,000	99,054
5.050%, 06/15/36	45,000	44,371
Public Service Electric & Gas Co.
5.450%, 08/01/53	108,000	104,174
5.800%, 05/01/37	122,000	128,794
Public Service Enterprise Group, Inc.
6.125%, 10/15/33	80,000	84,672
Puget Energy, Inc.
2.379%, 06/15/28	100,000	95,527
4.100%, 06/15/30	100,000	96,785
5.725%, 03/15/35	147,000	147,935
Sempra
3.400%, 02/01/28	141,000	138,361
6.550%, 5Y H15 + 2.138%, 04/01/55 (a)	192,000	193,558
6.625%, 5Y H15 + 2.354%, 04/01/55 (a)	646,000	653,188
6.875%, 5Y H15 + 2.789%, 10/01/54 (a)	589,000	600,874
Southern California Edison Co.
4.200%, 03/01/29	141,000	138,853
4.650%, 10/01/43	181,000	153,155
5.450%, 06/01/31	100,000	101,888
5.700%, 03/01/53	253,000	233,500
Southern Co.
5.700%, 10/15/32	797,000	828,625
Southern Power Co.
5.250%, 07/15/43	149,000	140,085
See accompanying notes to financial statements.
BHFTII-24

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Electric—(Continued)
Southwestern Public Service Co.
5.300%, 05/15/35	66,000	$66,197
System Energy Resources, Inc.
6.000%, 04/15/28	106,000	108,325
Tampa Electric Co.
4.900%, 03/01/29	100,000	100,761
Union Electric Co.
3.900%, 09/15/42	155,000	126,776
5.450%, 03/15/53	194,000	185,256
Virginia Electric & Power Co.
2.450%, 12/15/50	114,000	65,291
3.800%, 04/01/28	168,000	165,945
3.800%, 09/15/47	126,000	96,254
4.950%, 03/15/36	158,000	154,648
5.300%, 08/15/33	100,000	102,051
6.350%, 11/30/37	102,000	110,104
Vistra Operations Co. LLC
6.000%, 04/15/34 (144A)	401,000	412,790
VoltaGrid LLC
7.375%, 11/01/30 (144A) †	221,000	229,436
WEC Energy Group, Inc.
5.625%, 5Y H15 + 1.905%, 05/15/56 (a) (e)	124,000	123,251
Wisconsin Power & Light Co.
1.950%, 09/16/31	124,000	107,488
5.375%, 03/30/34	100,000	101,465
Wisconsin Public Service Corp.
3.671%, 12/01/42	48,000	37,894
Xcel Energy, Inc.
5.500%, 03/15/34	167,000	169,667
XPLR Infrastructure Operating Partners LP
8.375%, 01/15/31 (144A) (e)	100,000	106,650
		48,809,817
Electronics — 0.1%
Amphenol Corp.
2.200%, 09/15/31	145,000	128,278
3.800%, 11/15/27	241,000	239,154
5.250%, 04/05/34	60,000	61,189
Arrow Electronics, Inc.
5.150%, 08/21/29	120,000	121,208
Avnet, Inc.
3.000%, 05/15/31	110,000	99,731
Flex Ltd.
6.000%, 01/15/28	100,000	101,665
Honeywell International, Inc.
4.500%, 01/15/34	97,000	94,766
Ingram Micro, Inc.
4.750%, 05/15/29 (144A)	100,000	98,211
Jabil, Inc.
4.250%, 05/15/27	40,000	39,958
Sensata Technologies, Inc.
3.750%, 02/15/31 (144A)	100,000	93,505
Tyco Electronics Group SA
5.000%, 05/09/35	335,000	332,364
		1,410,029
Security Description	Principal Amount*	Value

Energy-Alternate Sources — 0.1%
Continuum Energy Pte. Ltd.
12.850%, 7.850% PIK, 09/11/27 † (f) (g) (h)	1,565,067	$1,555,363
Greenko Wind Projects Mauritius Ltd.
7.250%, 09/27/28 (Reg-S)	197,000	198,479
SCC Power PLC
4.000%, 4.000% PIK, 05/17/32 (144A) (h)	174,358	42,500
		1,796,342
Engineering & Construction — 0.0%
IHS Holding Ltd.
8.250%, 11/29/31 (Reg-S)	200,000	209,207
TAV Havalimanlari Holding AS
8.500%, 12/07/28 (Reg-S)	700,000	721,107
Weekley Homes LLC/Weekley Finance Corp.
4.875%, 09/15/28 (144A)	177,000	174,559
		1,104,873
Entertainment — 0.2%
Bracelet Holdings, Inc.
9.250%, 07/02/28 (144A)	795,000	791,351
HR Ottawa LP
11.000%, 03/31/31 (144A)	3,630,550	3,572,833
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp.
4.875%, 05/01/29 (144A)	232,000	225,841
Pioneer Opco LLC
7.000%, 05/15/33 (144A) †	50,000	50,880
Resorts World Las Vegas LLC/RWLV Capital, Inc.
4.625%, 04/16/29 (144A)	200,000	180,709
Six Flags Entertainment Corp./Canada's Wonderland Co./Millennium Operations LLC
8.625%, 01/15/32 (144A) (e)	52,000	53,543
Voyager Parent LLC
9.250%, 07/01/32 (144A)	95,000	100,468
		4,975,625
Environmental Control — 0.0%
Republic Services, Inc.
4.875%, 04/01/29	100,000	100,913
5.000%, 11/15/29	24,000	24,305
5.000%, 04/01/34	24,000	24,130
Reworld Holding Corp.
4.875%, 12/01/29 (144A)	101,000	96,331
Waste Connections, Inc.
5.000%, 03/01/34	100,000	100,049
Waste Management, Inc.
1.500%, 03/15/31	100,000	86,908
2.000%, 06/01/29 (e)	331,000	308,950
4.625%, 02/15/30	28,000	28,082
		769,668
Food — 0.1%
Campbell's Co.
4.550%, 03/21/31	100,000	97,321
5.400%, 03/21/34	76,000	74,867
See accompanying notes to financial statements.
BHFTII-25

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Food—(Continued)
Chobani LLC/Chobani Finance Corp., Inc.
7.625%, 07/01/29 (144A)	100,000	$103,117
Conagra Brands, Inc.
5.400%, 11/01/48	100,000	88,070
Flowers Foods, Inc.
6.200%, 03/15/55	100,000	85,727
General Mills, Inc.
4.875%, 01/30/30	100,000	100,549
J.M. Smucker Co.
2.125%, 03/15/32	126,000	108,560
3.375%, 12/15/27	323,000	318,298
KeHE Distributors LLC/KeHE Finance Corp./NextWave Distribution, Inc.
9.000%, 02/15/29 (144A)	100,000	104,685
Kraft Heinz Foods Co.
3.875%, 05/15/27	262,000	260,946
4.375%, 06/01/46	15,000	11,999
5.200%, 07/15/45	197,000	175,724
Mondelez International, Inc.
2.750%, 04/13/30	72,000	67,301
4.125%, 05/07/28	100,000	99,248
Pilgrim's Pride Corp.
6.875%, 05/15/34	111,000	119,934
Post Holdings, Inc.
6.375%, 03/01/33 (144A) (e)	100,000	99,237
Sysco Corp.
4.500%, 04/01/46	100,000	83,549
5.950%, 04/01/30	100,000	103,690
6.000%, 01/17/34	102,000	107,246
Tyson Foods, Inc.
3.550%, 06/02/27	604,000	599,074
5.700%, 03/15/34	100,000	102,889
		2,912,031
Forest Products & Paper — 0.0%
International Paper Co.
7.300%, 11/15/39	129,000	146,141
Gas — 0.1%
Atmos Energy Corp.
2.625%, 09/15/29	397,000	375,346
National Fuel Gas Co.
2.950%, 03/01/31	89,000	81,427
New Generation Gas Gathering LLC
9.270%, SOFR + 5.250%, 09/30/29 † (f) (g)	1,425,540	1,434,521
NiSource, Inc.
4.800%, 02/15/44	108,000	95,707
5.750%, 5Y H15 + 2.035%, 07/15/56 (a) (e)	80,000	79,884
6.375%, 5Y H15 + 2.527%, 03/31/55 (a)	100,000	103,106
6.950%, 5Y H15 + 2.451%, 11/30/54 (a)	366,000	378,448
Southern California Gas Co.
4.125%, 06/01/48	30,000	23,518
Spire, Inc.
6.450%, 5Y H15 + 2.327%, 06/01/56 (a)	99,000	99,661
Security Description	Principal Amount*	Value

Gas—(Continued)
Venture Global Plaquemines LNG LLC
6.500%, 06/15/34 (144A)	100,000	$104,177
		2,775,795
Hand/Machine Tools — 0.0%
Stanley Black & Decker, Inc.
4.250%, 11/15/28	100,000	99,241
Healthcare-Products — 0.1%
Abbott Laboratories
4.000%, 03/15/31	331,000	322,577
4.300%, 03/15/33	100,000	96,996
4.750%, 03/15/38	221,000	212,871
5.600%, 03/15/66	100,000	97,989
6.000%, 04/01/39	100,000	107,119
Baxter International, Inc.
1.730%, 04/01/31	100,000	85,115
3.500%, 08/15/46	100,000	67,995
Dentsply Sirona, Inc.
8.375%, 5Y H15 + 4.379%, 09/12/55 (a) (e)	100,000	100,078
DH Europe Finance II SARL
2.600%, 11/15/29	100,000	93,763
GE HealthCare Technologies, Inc.
4.800%, 08/14/29	123,000	123,643
4.800%, 01/15/31	100,000	100,105
Medtronic Global Holdings SCA
4.250%, 03/30/28	100,000	99,767
Solventum Corp.
5.400%, 03/01/29	100,000	101,731
5.450%, 03/13/31	100,000	102,367
Stryker Corp.
4.625%, 03/15/46	100,000	88,098
Thermo Fisher Scientific, Inc.
2.000%, 10/15/31	100,000	87,899
2.800%, 10/15/41	100,000	73,090
4.550%, 06/15/33	90,000	88,419
4.902%, 02/12/36	66,000	65,223
Zimmer Biomet Holdings, Inc.
5.050%, 02/19/30	150,000	152,019
		2,266,864
Healthcare-Services — 0.3%
Centene Corp.
4.250%, 12/15/27	271,000	269,577
CHS/Community Health Systems, Inc.
10.875%, 01/15/32 (144A)	29,000	31,231
Cigna Group
3.400%, 03/15/50	358,000	247,721
5.125%, 05/15/31	179,000	181,996
5.250%, 01/15/36	100,000	100,256
5.400%, 03/15/33	100,000	102,529
Elevance Health, Inc.
2.550%, 03/15/31	18,000	16,327
4.375%, 12/01/47	72,000	59,122
4.650%, 01/15/43	100,000	88,636
5.375%, 06/15/34	110,000	111,702
See accompanying notes to financial statements.
BHFTII-26

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Healthcare-Services—(Continued)
Elevance Health, Inc.
5.650%, 06/15/54	116,000	$111,542
5.850%, 01/15/36	122,000	127,141
HCA, Inc.
2.375%, 07/15/31	28,000	24,851
4.300%, 11/15/30	181,000	177,049
4.600%, 11/15/32	659,000	641,846
5.250%, 03/01/30	100,000	101,389
5.300%, 05/15/36	139,000	138,070
5.450%, 04/01/31	2,227,000	2,275,459
5.450%, 09/15/34	924,000	933,921
5.500%, 06/15/47	119,000	110,877
5.875%, 02/01/29	37,000	37,849
5.900%, 06/01/53	137,000	133,564
5.950%, 09/15/54	111,000	108,906
6.100%, 04/01/64	304,000	302,063
6.200%, 03/01/55 (e)	812,000	826,728
Laboratory Corp. of America Holdings
4.350%, 04/01/30	87,000	85,832
Molina Healthcare, Inc.
4.375%, 06/15/28 (144A)	100,000	98,254
Quest Diagnostics, Inc.
2.950%, 06/30/30	60,000	56,209
Select Medical Corp.
6.250%, 12/01/32 (144A) (e)	121,000	117,545
Tenet Healthcare Corp.
4.625%, 06/15/28	100,000	99,151
		7,717,343
Home Builders — 0.2%
Ashton Woods USA LLC/Ashton Woods Finance Co.
4.625%, 08/01/29 (144A)	77,000	74,146
4.625%, 04/01/30 (144A) (e)	190,000	180,262
6.875%, 08/01/33 (144A)	96,000	95,152
Beazer Homes USA, Inc.
7.250%, 10/15/29	772,000	779,001
8.000%, 01/15/32 (144A)	42,000	42,113
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC
4.875%, 02/15/30 (144A)	100,000	93,060
5.000%, 06/15/29 (144A)	135,000	128,551
Century Communities, Inc.
3.875%, 08/15/29 (144A)	100,000	95,564
Forestar Group, Inc.
5.000%, 03/01/28 (144A)	287,000	286,260
Homes by WestBay LLC
11.000%, 02/06/30 † (f) (g)	3,134,000	3,024,310
LGI Homes, Inc.
7.000%, 11/15/32 (144A) (e)	253,000	251,421
8.750%, 12/15/28 (144A) (e)	232,000	239,741
Mattamy Group Corp.
4.625%, 03/01/30 (144A)	337,000	323,415
STL Holding Co. LLC
8.750%, 02/15/29 (144A)	178,000	184,826
Security Description	Principal Amount*	Value

Home Builders—(Continued)
Taylor Morrison Communities, Inc.
5.125%, 08/01/30 (144A)	100,000	$100,120
		5,897,942
Home Furnishings — 0.0%
Leggett & Platt, Inc.
4.400%, 03/15/29	111,000	108,397
Somnigroup International, Inc.
4.000%, 04/15/29 (144A)	100,000	96,401
Whirlpool Corp.
7.500%, 07/01/31 (144A)	4,000	4,048
		208,846
Household Products/Wares — 0.0%
Kimberly-Clark Corp.
3.900%, 05/04/47	183,000	143,381
Housewares — 0.0%
Newell Brands, Inc.
6.625%, 05/15/32 (e)	100,000	101,265
Insurance — 0.3%
Acrisure LLC/Acrisure Finance, Inc.
4.250%, 02/15/29 (144A) (e)	100,000	91,251
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
7.375%, 10/01/32 (144A) (e)	100,000	99,256
Allstate Corp.
5.250%, 03/30/33	100,000	101,728
Ambac Assurance Corp.
5.100% (144A) (j)	162,922	216,686
American International Group, Inc.
4.850%, 05/07/30	100,000	100,500
5.125%, 03/27/33	100,000	100,673
American National Group, Inc.
6.000%, 07/15/35	100,000	99,627
Aon Corp./Aon Global Holdings PLC
2.850%, 05/28/27 (e)	371,000	365,994
5.350%, 02/28/33	100,000	102,111
Aon Global Ltd.
4.600%, 06/14/44	72,000	62,684
Aon North America, Inc.
5.300%, 03/01/31	127,000	129,248
Arch Capital Group Ltd.
7.350%, 05/01/34	100,000	114,080
Arthur J Gallagher & Co.
4.850%, 12/15/29	108,000	108,789
5.000%, 02/15/32	212,000	212,519
Athene Holding Ltd.
6.625%, 05/19/55 (e)	100,000	97,240
6.875%, 5Y H15 + 2.582%, 06/28/55 (a)	109,000	104,662
AXIS Specialty Finance LLC
4.900%, 5Y H15 + 3.186%, 01/15/40 (a)	188,000	183,771
Berkshire Hathaway Finance Corp.
4.250%, 01/15/49	49,000	40,296
4.400%, 05/15/42	186,000	166,172
See accompanying notes to financial statements.
BHFTII-27

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Insurance—(Continued)
Brown & Brown, Inc.
2.375%, 03/15/31	100,000	$88,738
5.650%, 06/11/34	115,000	116,493
Chubb INA Holdings LLC
4.650%, 08/15/29	133,000	133,655
6.000%, 05/11/37	170,000	181,487
CNA Financial Corp.
5.125%, 02/15/34	100,000	98,952
Corebridge Financial, Inc.
6.050%, 09/15/33	104,000	108,665
6.875%, 5Y H15 + 3.846%, 12/15/52 (a) (e)	410,000	415,941
Equitable Holdings, Inc.
5.594%, 01/11/33	148,000	151,102
F&G Annuities & Life, Inc.
6.250%, 10/04/34	62,000	60,650
7.400%, 01/13/28	15,000	15,421
Fairfax Financial Holdings Ltd.
3.375%, 03/03/31	151,000	141,247
4.850%, 04/17/28	100,000	100,315
Hartford Insurance Group, Inc.
2.800%, 08/19/29	149,000	140,860
4.300%, 04/15/43	144,000	122,234
Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC
7.250%, 02/15/31 (144A)	200,000	193,726
Lincoln National Corp.
5.852%, 03/15/34	101,000	103,146
Loews Corp.
4.940%, 04/01/36	29,000	28,378
Markel Group, Inc.
3.350%, 09/17/29	199,000	190,896
3.500%, 11/01/27	234,000	230,588
Marsh & McLennan Cos., Inc.
4.850%, 11/15/31	101,000	101,197
4.950%, 03/15/36 (e)	97,000	95,376
5.150%, 03/15/34	156,000	157,313
5.350%, 11/15/44	100,000	95,597
5.700%, 09/15/53	37,000	36,681
New York Life Global Funding
5.200%, 06/03/36 (144A)	27,000	26,932
Progressive Corp.
3.700%, 01/26/45	158,000	122,705
Prudential Financial, Inc.
3.700%, 03/13/51	100,000	72,450
4.500%, 09/15/47	183,000	180,757
6.500%, 5Y H15 + 2.404%, 03/15/54 (a)	140,000	144,927
6.625%, 12/01/37	100,000	110,783
Travelers Cos., Inc.
5.050%, 07/24/35	100,000	99,743
5.350%, 11/01/40	100,000	99,895
Unum Group
5.250%, 12/15/35	100,000	98,450
Willis North America, Inc.
4.550%, 03/15/31	100,000	98,182
4.650%, 06/15/27	193,000	193,163
		6,853,932
Security Description	Principal Amount*	Value

Internet — 1.3%
Alphabet, Inc.
3.700%, 02/15/29	487,000	$479,095
4.000%, 05/15/30	208,000	204,954
4.100%, 11/15/30	2,840,000	2,798,180
4.100%, 02/15/31	47,000	46,181
4.400%, 02/15/33	45,000	44,033
4.800%, 02/15/36	314,000	308,677
5.450%, 11/15/55	250,000	239,648
5.500%, 02/15/46	100,000	98,514
5.650%, 02/15/56	1,475,000	1,455,403
5.700%, 11/15/75	3,300,000	3,167,622
5.750%, 02/15/66 (e)	557,000	551,036
Amazon.com, Inc.
3.250%, 05/12/61	176,000	108,177
3.900%, 11/20/28	12,000	11,874
3.950%, 04/13/52 (e)	2,194,000	1,665,742
4.250%, 03/13/31	515,000	507,097
4.350%, 03/20/33	100,000	97,338
4.550%, 03/13/33	192,000	188,872
4.875%, 03/13/36	399,000	392,777
5.650%, 03/13/46	227,000	224,714
5.800%, 03/13/56	420,000	417,320
5.950%, 03/13/66	3,498,000	3,477,907
6.050%, 03/13/76 (e)	256,000	255,226
AppLovin Corp.
5.125%, 12/01/29	1,407,000	1,418,676
5.375%, 12/01/31	4,358,000	4,418,787
5.950%, 12/01/54 (e)	678,000	653,626
Arches Buyer, Inc.
4.250%, 06/01/28 (144A) (e)	100,000	97,998
Beignet Investor LLC
6.581%, 05/30/49 (144A)	6,678,000	6,812,580
eBay, Inc.
3.600%, 06/05/27	80,000	79,302
Expedia Group, Inc.
5.500%, 04/15/36	100,000	99,003
ION Platform Finance U.S., Inc./ION Platform Finance SARL
4.625%, 05/01/28 (144A)	84,000	76,442
5.750%, 05/15/28 (144A)	70,000	64,252
9.500%, 05/30/29 (144A)	100,000	91,260
Match Group Holdings II LLC
4.625%, 06/01/28 (144A)	100,000	98,635
Meta Platforms, Inc.
4.600%, 11/15/32	253,000	248,772
4.875%, 11/15/35	196,000	190,741
5.250%, 05/15/36	395,000	392,212
5.400%, 08/15/54	100,000	88,234
5.625%, 11/15/55	148,000	134,111
5.750%, 05/15/63	507,000	456,443
6.200%, 05/15/46	239,000	239,165
6.300%, 05/15/56	341,000	339,438
Rakuten Group, Inc.
9.750%, 04/15/29 (144A)	200,000	217,362
Snap, Inc.
6.875%, 03/01/33 (144A)	100,000	97,473
See accompanying notes to financial statements.
BHFTII-28

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Internet—(Continued)
Uber Technologies, Inc.
4.300%, 01/15/30	100,000	$98,832
Wayfair LLC
7.750%, 09/15/30 (144A)	100,000	105,124
		33,258,855
Investment Companies — 0.3%
ARES Capital Corp.
5.250%, 04/12/31 (e)	100,000	97,160
5.500%, 09/01/30	100,000	98,769
5.875%, 03/01/29	100,000	100,792
ARES Strategic Income Fund
5.150%, 01/15/31	225,000	214,831
5.600%, 02/15/30	147,000	144,459
6.200%, 03/21/32	39,000	38,568
6.350%, 08/15/29	100,000	100,914
Big Sky Funding LLC
5.750%, 10/20/35	97,696	97,696
Blackstone Private Credit Fund
5.350%, 03/12/31	218,000	209,606
5.600%, 11/22/29	100,000	98,652
Blackstone Secured Lending Fund
5.250%, 09/04/29	100,000	98,408
5.300%, 06/30/30	100,000	97,246
Blue Owl Capital Corp.
2.875%, 06/11/28	100,000	94,662
6.300%, 08/15/31	121,000	120,266
Blue Owl Credit Income Corp.
5.800%, 03/15/30	144,000	140,299
6.600%, 09/15/29	118,000	118,759
7.750%, 01/15/29	13,000	13,402
Brookfield Finance, Inc.
5.813%, 03/03/55 (e)	100,000	96,994
6.350%, 01/05/34	76,000	80,544
Flourishing Trade & Investment Ltd.
11.035%, 04/02/30 (f) (g) (h)	2,447,424	2,517,910
Prime Investments LP
11.000%, 5.500% PIK, 05/01/30 (f) (g) (h)	731,401	770,750
Resurgent Trade & Investment Ltd.
9.520%, 12/01/27 (f) (g)	1,909,000	1,909,000
		7,259,687
Iron/Steel — 0.1%
Cleveland-Cliffs, Inc.
7.375%, 05/01/33 (144A)	100,000	99,950
Nucor Corp.
4.650%, 06/01/30	100,000	100,099
Samarco Mineracao SA
9.500%, 5.500% PIK, 06/30/31 (144A) (h)	796	800
9.500%, 5.500% PIK, 06/30/31 (Reg-S) (h)	908,944	913,730
Vale Overseas Ltd.
6.400%, 06/28/54 (e)	61,000	62,251
		1,176,830
Security Description	Principal Amount*	Value

Leisure Time — 0.0%
Gaia Purchaser, Inc.
7.625%, 07/15/33 (144A)	6,000	$6,069
NCL Corp. Ltd.
6.750%, 02/01/32 (144A)	100,000	99,775
		105,844
Lodging — 0.0%
Full House Resorts, Inc.
8.250%, 02/15/28 (144A) (e)	97,000	94,818
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc.
4.875%, 07/01/31 (144A) (e)	100,000	93,994
Marriott International, Inc.
5.250%, 10/15/35	212,000	211,972
Marriott Ownership Resorts, Inc.
6.500%, 10/01/33 (144A)	100,000	99,380
Melco Resorts Finance Ltd.
5.375%, 12/04/29 (Reg-S)	200,000	194,866
Sonder Holdings, Inc.
Zero Coupon, 01/19/27 † (f) (g) (i)	1,594,922	0
Zero Coupon, 12/10/27 † (f) (g) (i)	212,450	0
Wynn Macau Ltd.
6.750%, 02/15/34 (144A)	200,000	198,779
		893,809
Machinery-Construction & Mining — 0.0%
Caterpillar Financial Services Corp.
4.400%, 03/03/28	100,000	100,080
4.500%, 05/15/31	30,000	29,858
4.850%, 02/27/29	229,000	231,780
Caterpillar, Inc.
1.900%, 03/12/31	188,000	167,131
3.803%, 08/15/42	46,000	38,201
Solaris Energy Infrastructure LLC
6.375%, 05/15/31 (144A)	290,000	293,236
		860,286
Machinery-Diversified — 0.0%
Columbus McKinnon Corp.
7.125%, 02/01/33 (144A) (e)	9,000	9,019
Deere Funding Canada Corp.
4.150%, 10/09/30	268,000	263,340
Ingersoll Rand, Inc.
5.197%, 06/15/27	100,000	100,607
John Deere Capital Corp.
2.800%, 09/08/27	90,000	88,468
3.450%, 03/07/29	117,000	114,245
4.850%, 10/11/29	44,000	44,683
4.900%, 03/07/31	100,000	101,300
5.100%, 04/11/34	175,000	177,672
		899,334
Media — 1.1%
AMC Global Media, Inc.
4.250%, 02/15/29	331,000	292,628
See accompanying notes to financial statements.
BHFTII-29

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Media—(Continued)
CCO Holdings LLC/CCO Holdings Capital Corp.
4.500%, 08/15/30 (144A)	100,000	$92,954
5.125%, 05/01/27 (144A)	62,000	61,874
7.000%, 02/01/33 (144A)	29,000	28,440
7.375%, 02/01/36 (144A) (e)	100,000	98,069
Charter Communications Operating LLC/Charter Communications Operating Capital
4.400%, 12/01/61	54,000	34,861
5.125%, 07/01/49	378,000	291,743
5.375%, 04/01/38	164,000	146,908
5.375%, 05/01/47	116,000	93,890
6.484%, 10/23/45	26,000	23,835
6.650%, 02/01/34	135,000	138,512
6.834%, 10/23/55	100,000	93,079
Comcast Corp.
2.650%, 08/15/62	337,000	163,508
3.900%, 03/01/38	247,000	209,195
4.049%, 11/01/52	54,000	37,851
4.650%, 07/15/42	155,000	131,011
4.950%, 10/15/58	643,000	514,231
5.300%, 06/01/34	101,000	101,394
CSC Holdings LLC
5.500%, 04/15/27 (144A)	400,000	268,004
11.250%, 05/15/28 (144A)	200,000	128,990
11.750%, 01/31/29 (144A)	247,000	151,935
Directv Financing LLC
8.875%, 02/01/30 (144A)	58,000	59,029
Directv Financing LLC/Directv Financing Co-Obligor, Inc.
9.250%, 06/01/32 (144A)	31,000	31,497
10.000%, 02/15/31 (144A)	100,000	103,771
Discovery Communications LLC
3.950%, 03/20/28	5,437,000	5,348,649
5.000%, 09/20/37	100,000	78,500
Discovery Global Holdings, Inc.
3.755%, 03/15/27	15,421,000	15,285,978
Fox Corp.
6.500%, 10/13/33	100,000	106,431
Grupo Televisa SAB
6.625%, 01/15/40	2,000	1,728
NBCUniversal Media LLC
5.950%, 04/01/41	171,000	177,040
Paramount Global
6.250%, 02/28/57	100,000	81,125
Sirius XM Radio LLC
5.000%, 08/01/27 (144A)	250,000	249,666
Time Warner Cable Enterprises LLC
8.375%, 07/15/33	27,000	29,926
Time Warner Cable LLC
5.500%, 09/01/41	303,000	259,258
6.750%, 06/15/39	100,000	97,879
7.300%, 07/01/38	100,000	102,847
Univision Communications, Inc.
8.875%, 04/15/33 (144A)	20,000	19,688
9.375%, 08/01/32 (144A)	100,000	101,604
Versant Media Group, Inc.
7.250%, 01/30/31 (144A) (e)	23,000	23,795
Security Description	Principal Amount*	Value

Media—(Continued)
Virgin Media Secured Finance PLC
5.500%, 05/15/29 (144A)	200,000	$189,831
VZ Secured Financing BV
5.000%, 01/15/32 (144A)	200,000	175,035
Walt Disney Co.
7.750%, 12/01/45	423,000	526,046
		26,152,235
Mining — 0.1%
Corp. Nacional del Cobre de Chile
5.529%, 01/30/37 (144A)	200,000	197,261
6.440%, 01/26/36 (Reg-S)	200,000	212,313
Fortescue Treasury Pty. Ltd.
6.125%, 04/15/32 (144A)	100,000	102,804
Navoi Mining & Metallurgical Co.
6.750%, 05/14/30 (Reg-S)	200,000	206,955
Newmont Corp./Newcrest Finance Pty. Ltd.
5.350%, 03/15/34	100,000	102,607
Novelis Corp.
4.750%, 01/30/30 (144A)	100,000	96,734
Rio Tinto Alcan, Inc.
5.750%, 06/01/35	100,000	104,591
7.250%, 03/15/31	137,000	151,143
Rio Tinto Finance USA PLC
5.000%, 03/09/33	223,000	225,119
		1,399,527
Miscellaneous Manufacturing — 0.0%
3M Co.
3.875%, 06/15/44	103,000	82,380
5.700%, 03/15/37	100,000	103,612
Eaton Corp.
3.850%, 03/06/28	255,000	252,536
Parker-Hannifin Corp.
4.500%, 09/15/29	197,000	196,853
		635,381
Office/Business Equipment — 0.0%
CDW LLC/CDW Finance Corp.
5.550%, 08/22/34	100,000	98,738
Xerox Corp.
10.250%, 10/15/30 (144A) (e)	396,000	348,427
		447,165
Oil & Gas — 5.5%
Antero Resources Corp.
5.375%, 03/01/30 (144A)	6,454,000	6,499,901
5.400%, 02/01/36	4,727,000	4,652,485
APA Corp.
5.100%, 09/01/40	3,382,000	3,115,778
5.350%, 07/01/49	100,000	86,898
6.750%, 02/15/55	1,138,000	1,187,496
BP Capital Markets America, Inc.
2.939%, 06/04/51	100,000	63,271
3.060%, 06/17/41	79,000	59,550
See accompanying notes to financial statements.
BHFTII-30

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Oil & Gas—(Continued)
BP Capital Markets America, Inc.
4.868%, 11/25/29	100,000	$100,874
4.893%, 09/11/33	367,000	365,370
4.970%, 10/17/29	134,000	135,551
California Resources Corp.
7.000%, 01/15/34 (144A)	192,000	189,874
Canadian Natural Resources Ltd.
6.500%, 02/15/37	100,000	107,722
Cenovus Energy, Inc.
4.650%, 03/20/31	103,000	101,681
Chevron USA, Inc.
4.980%, 04/15/35	100,000	100,663
CNX Resources Corp.
7.250%, 03/01/32 (144A) (e)	978,000	1,007,582
ConocoPhillips
4.875%, 10/01/47	157,000	139,900
5.900%, 05/15/38	100,000	105,555
ConocoPhillips Co.
5.050%, 09/15/33	40,000	40,519
5.650%, 01/15/65	100,000	96,288
6.950%, 04/15/29	162,000	172,055
Crescent Energy Finance LLC
7.375%, 01/15/33 (144A) (e)	56,000	55,664
CVR Energy, Inc.
7.500%, 02/15/31 (144A)	53,000	52,748
Devon Energy Corp.
3.900%, 05/15/27 (144A)	225,000	223,437
4.750%, 05/15/42	118,000	105,157
5.250%, 10/15/27	515,000	515,052
5.750%, 09/15/54	5,114,000	4,928,683
Diamondback Energy, Inc.
3.125%, 03/24/31	4,928,000	4,583,437
3.250%, 12/01/26	6,912,000	6,887,140
3.500%, 12/01/29	7,780,000	7,503,211
5.150%, 01/30/30	130,000	131,815
5.400%, 04/18/34	30,000	30,430
5.750%, 04/18/54 (e)	4,938,000	4,800,679
5.900%, 04/18/64	1,564,000	1,525,618
6.250%, 03/15/33	100,000	106,326
6.250%, 03/15/53	1,595,000	1,653,342
Ecopetrol SA
7.750%, 02/01/32	724,000	758,075
8.375%, 01/19/36	146,000	158,122
8.875%, 01/13/33	6,000	6,571
Energean Israel Finance Ltd.
8.500%, 09/30/33 (Reg-S)	67,321	70,983
EOG Resources, Inc.
4.400%, 07/15/28	143,000	142,793
4.400%, 01/15/31	100,000	98,676
5.350%, 01/15/36	116,000	117,244
EQT Corp.
3.625%, 05/15/31 (144A)	5,809,000	5,436,195
3.900%, 10/01/27	2,294,000	2,273,568
4.500%, 01/15/29	2,338,000	2,321,196
4.750%, 01/15/31	12,647,000	12,528,269
5.000%, 01/15/29 (e)	2,107,000	2,112,552
Security Description	Principal Amount*	Value

Oil & Gas—(Continued)
EQT Corp.
5.500%, 07/15/28	196,000	$197,421
5.700%, 04/01/28	2,928,000	2,977,803
5.750%, 02/01/34	69,000	70,551
7.000%, 02/01/30 (e)	4,676,000	4,976,314
7.500%, 06/01/30	7,322,000	7,905,281
Expand Energy Corp.
4.750%, 02/01/32 (e)	3,454,000	3,366,245
5.375%, 02/01/29	334,000	334,022
5.700%, 01/15/35	6,362,000	6,433,215
Exxon Mobil Corp.
3.095%, 08/16/49	109,000	73,595
3.567%, 03/06/45	267,000	206,164
Gran Tierra Energy, Inc.
9.750%, 04/15/31 (144A)	366,000	320,510
Granite Ridge Resources, Inc.
8.875%, 11/05/29 (144A)	1,132,000	1,121,133
Hess Corp.
6.000%, 01/15/40	187,000	196,856
7.300%, 08/15/31	498,000	554,367
HF Sinclair Corp.
5.500%, 09/01/32	100,000	100,605
KazMunayGas National Co. JSC
6.375%, 10/24/48 (Reg-S)	253,000	254,862
Marathon Petroleum Corp.
6.500%, 03/01/41	100,000	107,212
Medco Cypress Tree Pte. Ltd.
8.625%, 05/19/30 (144A)	250,000	260,522
NAK Naftogaz Ukraine via Kondor Finance PLC
7.125%, 07/19/26 (Reg-S) (EUR) (h)	179,448	185,692
7.625%, 11/08/28 (144A) (h)	442,505	393,309
Northern Oil & Gas, Inc.
7.875%, 10/15/33 (144A)	111,000	110,294
8.750%, 06/15/31 (144A)	100,000	103,000
Occidental Petroleum Corp.
6.450%, 09/15/36	1,050,000	1,126,384
6.600%, 03/15/46	1,890,000	2,017,428
7.500%, 05/01/31	181,000	200,294
7.950%, 06/15/39	171,000	203,863
8.875%, 07/15/30	136,000	153,132
Ovintiv, Inc.
7.100%, 07/15/53	870,000	961,523
7.375%, 11/01/31	148,000	163,506
Permian Resources Operating LLC
6.250%, 02/01/33 (144A) (e)	5,305,000	5,417,609
7.000%, 01/15/32 (144A)	5,513,000	5,702,098
Petroleos de Venezuela SA
6.000%, 11/15/26 (Reg-S) (i)	133,000	49,875
Petroleos Mexicanos
4.750%, 02/26/29 (Reg-S) (EUR)	120,000	138,952
5.350%, 02/12/28	51,000	51,054
5.950%, 01/28/31	560,000	553,491
6.490%, 01/23/27	103,000	103,635
6.500%, 01/23/29	511,000	521,279
6.700%, 02/16/32	41,000	41,363
8.750%, 06/02/29	1,544,386	1,651,302
See accompanying notes to financial statements.
BHFTII-31

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Oil & Gas—(Continued)
Phillips 66 Co.
4.900%, 10/01/46	100,000	$87,228
5.250%, 06/15/31	107,000	108,870
5.875%, 05/01/42	100,000	101,362
Raizen Fuels Finance SA
6.250%, 07/08/32 (144A)	312,000	170,820
6.450%, 03/05/34 (Reg-S)	206,000	113,815
SM Energy Co.
7.000%, 08/01/32 (144A) (e)	100,000	100,921
8.625%, 11/01/30 (144A)	56,000	58,812
Suncor Energy, Inc.
5.950%, 12/01/34	100,000	104,303
Sunoco LP
4.625%, 05/01/30 (144A)	100,000	96,588
7.875%, 5Y H15 + 4.230%, 09/18/30 (144A) (a)	195,000	202,788
TotalEnergies Capital SA
5.150%, 04/05/34	105,000	106,491
5.638%, 04/05/64	100,000	96,819
TotalEnergies Capital USA LLC
4.248%, 01/13/31	252,000	247,754
4.569%, 01/13/33	38,000	37,257
4.857%, 01/13/36	51,000	49,968
Transocean International Ltd.
8.250%, 05/15/29 (144A)	109,000	112,551
Trident Energy Finance PLC
12.500%, 11/30/29 (Reg-S)	303,000	318,660
Valero Energy Corp.
7.500%, 04/15/32	174,000	196,690
Viper Energy Partners LLC
4.900%, 08/01/30	1,575,000	1,569,769
5.700%, 08/01/35 (e)	6,731,000	6,838,225
Vista Energy Argentina SAU
7.625%, 12/10/35 (144A)	97,000	100,407
		137,581,855
Oil & Gas Services — 0.0%
Archrock Partners LP/Archrock Partners Finance Corp.
6.625%, 09/01/32 (144A)	100,000	101,989
Baker Hughes Holdings LLC
5.125%, 09/15/40	100,000	95,868
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.
4.350%, 06/15/31	100,000	97,981
5.000%, 06/15/36	129,000	126,175
Halliburton Co.
4.750%, 08/01/43	100,000	87,979
6.700%, 09/15/38	100,000	110,530
Oceanica Lux
11.250%, 05/08/31 (144A)	200,000	201,558
USA Compression Partners LP/USA Compression Finance Corp.
6.250%, 10/01/33 (144A)	21,000	20,820
		842,900
Packaging & Containers — 0.1%
Amcor Finance USA, Inc.
5.625%, 05/26/33	86,000	88,469
Security Description	Principal Amount*	Value

Packaging & Containers—(Continued)
Ardagh Group SA
11.000%, 6.500% PIK, 12/01/30 (144A) (h)	383,227	$365,982
Canpack Group, Inc./CANPACK SA
6.000%, 05/15/31 (144A)	200,000	201,134
Clydesdale Acquisition Holdings, Inc.
8.750%, 04/15/30 (144A) (e)	129,000	127,247
Mauser Packaging Solutions Holding Co.
9.250%, 04/15/30 (144A) (e)	100,000	98,380
Sonoco Products Co.
4.600%, 09/01/29	120,000	119,275
Toucan FinCo Ltd./Toucan FinCo Can, Inc./Toucan FinCo U.S. LLC
9.500%, 05/15/30 (144A) (e)	292,000	275,227
Trivium Packaging Finance BV
12.250%, 01/15/31 (144A)	200,000	221,068
WestRock MWV LLC
7.950%, 02/15/31	255,000	285,874
		1,782,656
Pharmaceuticals — 0.5%
AbbVie, Inc.
4.400%, 03/15/33 (e)	140,000	136,985
4.400%, 11/06/42	259,000	227,696
4.550%, 03/15/35	231,000	224,039
4.650%, 03/15/28	100,000	100,430
4.750%, 03/15/45	301,000	271,782
4.800%, 03/15/29	235,000	236,822
5.350%, 03/15/44	31,000	30,284
5.500%, 03/15/64	100,000	96,173
5.600%, 03/15/55	195,000	193,314
AstraZeneca Finance LLC
5.000%, 02/26/34	192,000	193,912
AstraZeneca PLC
1.375%, 08/06/30	100,000	88,289
4.000%, 01/17/29	52,000	51,517
6.450%, 09/15/37	100,000	111,044
Becton Dickinson & Co.
5.110%, 02/08/34	104,000	104,364
Bristol-Myers Squibb Co.
3.400%, 07/26/29	100,000	97,143
4.250%, 10/26/49	281,000	228,370
4.625%, 05/15/44	323,000	287,518
5.750%, 02/01/31	105,000	109,774
5.900%, 11/15/33	169,000	179,597
Cardinal Health, Inc.
3.410%, 06/15/27	103,000	102,036
4.500%, 11/15/44	123,000	104,157
5.000%, 11/15/29	12,000	12,117
Cencora, Inc.
4.850%, 12/15/29	296,000	297,781
CVS Health Corp.
2.125%, 09/15/31	100,000	87,432
4.780%, 03/25/38	205,000	192,200
5.300%, 06/01/33	180,000	182,578
5.300%, 12/05/43	404,000	376,812
5.550%, 06/01/31	108,000	111,219
See accompanying notes to financial statements.
BHFTII-32

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Pharmaceuticals—(Continued)
CVS Health Corp.
6.200%, 09/15/55	75,000	$76,736
6.250%, 06/01/27	1,368,000	1,389,240
7.000%, 5Y H15 + 2.886%, 03/10/55 (a)	100,000	103,820
Eli Lilly & Co.
3.375%, 03/15/29	98,000	95,624
4.200%, 08/14/29	400,000	397,908
4.250%, 03/15/31	12,000	11,885
4.550%, 10/15/32	254,000	252,503
4.750%, 02/12/30	100,000	101,059
4.850%, 05/20/36	76,000	75,247
5.050%, 08/14/54	144,000	133,755
5.600%, 02/12/65	133,000	131,851
5.700%, 05/20/66 (e)	158,000	158,856
Johnson & Johnson
3.400%, 01/15/38	165,000	142,942
3.500%, 01/15/48	55,000	41,638
3.625%, 03/03/37	90,000	80,579
4.500%, 12/05/43	121,000	112,045
4.800%, 06/01/29	52,000	52,910
4.900%, 06/01/31	51,000	52,138
Merck & Co., Inc.
5.150%, 05/17/63	100,000	90,913
5.500%, 03/15/46	255,000	252,035
5.850%, 05/22/56	111,000	113,688
6.500%, 12/01/33	157,000	173,497
6.550%, 09/15/37	358,000	403,508
Novartis Capital Corp.
3.800%, 09/18/29	268,000	263,054
4.100%, 11/05/30	100,000	98,246
4.400%, 03/18/31	168,000	166,765
4.400%, 05/06/44	125,000	110,132
4.600%, 03/18/33	100,000	99,080
4.900%, 03/18/36	127,000	126,214
Pfizer Investment Enterprises Pte. Ltd.
4.450%, 05/19/28	100,000	100,072
5.300%, 05/19/53	100,000	94,208
Pfizer, Inc.
4.000%, 03/15/49	100,000	78,802
4.200%, 11/15/30	100,000	98,713
4.300%, 06/15/43	51,000	43,832
5.600%, 09/15/40	118,000	120,870
5.700%, 11/15/65	100,000	97,995
7.200%, 03/15/39	100,000	117,183
Teva Pharmaceutical Finance Netherlands III BV
8.125%, 09/15/31	200,000	225,362
Wyeth LLC
6.000%, 02/15/36	222,000	235,841
6.500%, 02/01/34	255,000	279,434
Zoetis, Inc.
3.000%, 09/12/27	107,000	105,275
		11,340,840
Pipelines — 0.6%
Cameron LNG LLC
3.402%, 01/15/38 (144A)	119,000	103,886
Security Description	Principal Amount*	Value

Pipelines—(Continued)
Cheniere Corpus Christi Holdings LLC
2.742%, 12/31/39	3,405,000	$2,900,487
Cheniere Energy Partners LP
5.350%, 11/30/36 (144A) (e)	970,000	965,035
5.750%, 08/15/34	182,000	187,605
6.050%, 11/30/56 (144A)	450,000	454,556
Cheniere Energy, Inc.
5.650%, 04/15/34	62,000	63,628
Eastern Energy Gas Holdings LLC
5.650%, 10/15/54	337,000	322,471
5.800%, 01/15/35	92,000	95,143
Enbridge Energy Partners LP
7.500%, 04/15/38	100,000	115,902
Enbridge, Inc.
4.200%, 11/20/28	100,000	99,105
4.850%, 03/27/31	310,000	309,761
5.500%, 12/01/46	104,000	99,666
5.700%, 03/08/33	100,000	103,255
Energy Transfer LP
4.550%, 01/15/31	110,000	108,583
5.000%, 05/15/44	100,000	87,826
5.150%, 03/15/45	191,000	170,375
5.600%, 09/01/34	226,000	230,650
6.200%, 04/01/55	210,000	207,649
7.125%, 5Y H15 + 2.829%, 10/01/54 (a)	100,000	102,873
7.500%, 07/01/38	209,000	241,108
Enterprise Products Operating LLC
2.800%, 01/31/30	100,000	94,059
3.950%, 01/31/60	100,000	72,910
4.850%, 03/15/44	213,000	194,516
5.250%, 3M TSFR + 3.295%, 08/16/77 (a)	273,000	271,935
5.700%, 02/15/42	134,000	135,876
7.550%, 04/15/38	100,000	118,245
Genesis Energy LP/Genesis Energy Finance Corp.
8.875%, 04/15/30	100,000	104,640
Greensaif Pipelines Bidco SARL
5.853%, 02/23/36 (Reg-S)	200,000	204,230
Kinder Morgan Energy Partners LP
5.800%, 03/15/35	100,000	103,697
6.500%, 09/01/39	113,000	121,318
6.550%, 09/15/40	273,000	292,853
Kinder Morgan, Inc.
4.800%, 02/01/33	100,000	98,916
MPLX LP
4.900%, 04/15/58	100,000	82,581
5.000%, 03/01/33	75,000	74,435
5.200%, 03/01/47	130,000	117,329
5.300%, 04/01/36	169,000	166,584
6.100%, 04/01/56	100,000	98,971
NGPL PipeCo LLC
3.250%, 07/15/31 (144A)	1,053,000	968,682
ONEOK, Inc.
3.950%, 03/01/50	263,000	190,293
4.850%, 02/01/49	135,000	113,559
5.450%, 06/01/47	256,000	234,634
5.650%, 09/01/34	46,000	46,871
See accompanying notes to financial statements.
BHFTII-33

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Pipelines—(Continued)
Plains All American Pipeline LP/PAA Finance Corp.
6.650%, 01/15/37	138,000	$148,895
Sabine Pass Liquefaction LLC
5.900%, 09/15/37	1,439,554	1,502,414
Targa Resources Corp.
5.500%, 02/15/35	104,000	104,976
6.500%, 03/30/34	145,000	156,293
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
5.500%, 03/01/30	764,000	770,192
Tennessee Gas Pipeline Co. LLC
7.625%, 04/01/37	126,000	147,681
TransCanada PipeLines Ltd.
4.250%, 05/15/28	214,000	212,622
4.625%, 03/01/34	100,000	96,664
5.850%, 03/15/36	100,000	104,155
6.100%, 06/01/40	13,000	13,592
6.125%, 5Y H15 + 2.250%, 10/17/56 (a)	122,000	123,353
Transcontinental Gas Pipe Line Co. LLC
4.450%, 08/01/42	130,000	113,032
Venture Global LNG, Inc.
7.000%, 01/15/30 (144A)	100,000	101,991
9.000%, 5Y H15 + 5.440%, 09/30/29 (144A) (a)	254,000	247,984
Western Midstream Operating LP
5.450%, 04/01/44	129,000	117,494
Williams Cos., Inc.
4.900%, 01/15/45	273,000	241,352
5.150%, 03/15/34	100,000	99,914
5.300%, 09/30/35	228,000	227,456
		15,406,758
Real Estate — 0.3%
Domain Greenbough Partner 2 LLC
14.570%, 01/23/32 (f) (g)	567,170	564,334
Five Point Operating Co. LP
8.000%, 10/01/30 (144A)	39,000	39,925
Lessen Holdings, Inc.
12.435%, SOFR + 8.500%, 01/05/28 † (a) (f) (g)	1,853,537	1,384,221
Resort Communities Loanco LP
13.000%, 11/21/28 (f) (g) (k)	4,678,982	4,760,864
		6,749,344
Real Estate Investment Trusts — 0.4%
Alexandria Real Estate Equities, Inc.
2.950%, 03/15/34	100,000	84,930
4.500%, 07/30/29	137,000	135,450
5.500%, 10/01/35	248,000	248,265
American Homes 4 Rent LP
4.950%, 06/15/30	100,000	100,270
American Tower Corp.
5.450%, 02/15/34	560,000	568,566
Boston Properties LP
2.900%, 03/15/30 (e)	100,000	93,162
6.500%, 01/15/34	100,000	106,117
Camden Property Trust
3.150%, 07/01/29	208,000	199,700
Security Description	Principal Amount*	Value

Real Estate Investment Trusts—(Continued)
Crown Castle, Inc.
2.100%, 04/01/31	241,000	$211,955
4.900%, 09/01/29	134,000	134,471
5.800%, 03/01/34	100,000	102,747
CubeSmart LP
4.375%, 02/15/29	59,000	58,512
Equinix Europe 2 Financing Corp. LLC
5.500%, 06/15/34	100,000	101,387
Equinix, Inc.
2.500%, 05/15/31	255,000	228,485
ERP Operating LP
3.500%, 03/01/28	110,000	108,298
4.650%, 09/15/34	29,000	28,265
Essex Portfolio LP
3.625%, 05/01/27	323,000	320,901
Extra Space Storage LP
2.550%, 06/01/31	100,000	89,652
GLP Capital LP/GLP Financing II, Inc.
4.000%, 01/15/31	179,000	169,040
5.750%, 11/01/37	146,000	143,868
Healthcare Realty Holdings LP
3.750%, 07/01/27	215,000	213,642
Healthpeak OP LLC
3.000%, 01/15/30	100,000	94,297
Highwoods Realty LP
5.350%, 01/15/33	100,000	99,447
Invitation Homes Operating Partnership LP
5.500%, 08/15/33	106,000	107,962
Iron Mountain, Inc.
4.875%, 09/15/27 (144A)	100,000	99,821
Kimco Realty OP LLC
5.300%, 02/01/36	100,000	101,106
Mid-America Apartments LP
4.650%, 01/15/33	100,000	98,268
NNN REIT, Inc.
5.500%, 06/15/34	85,000	86,714
Omega Healthcare Investors, Inc.
3.375%, 02/01/31	112,000	103,982
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer
4.875%, 05/15/29 (144A)	340,000	332,443
Piedmont Operating Partnership LP
5.625%, 01/15/33	29,000	28,875
Prologis LP
1.750%, 02/01/31	253,000	222,295
2.875%, 11/15/29	100,000	94,636
4.375%, 02/01/29	130,000	129,668
5.125%, 01/15/34	97,000	97,674
Public Storage Operating Co.
1.850%, 05/01/28	166,000	158,489
2.300%, 05/01/31	76,000	68,247
Realty Income Corp.
2.100%, 03/15/28	224,000	215,242
3.400%, 01/15/30	100,000	95,760
4.500%, 02/01/33	100,000	97,293
See accompanying notes to financial statements.
BHFTII-34

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Real Estate Investment Trusts—(Continued)
Service Properties Trust
Zero Coupon, 09/30/28 (144A) †	318,000	$294,853
4.375%, 02/15/30 † (e)	100,000	90,246
8.875%, 06/15/32 †	715,000	736,135
Simon Property Group LP
2.250%, 01/15/32	124,000	108,548
2.450%, 09/13/29	207,000	193,986
4.250%, 10/01/44	138,000	116,183
Store Capital LLC
2.750%, 11/18/30	53,000	47,880
5.400%, 04/30/30	493,000	496,354
Trust 2401
7.700%, 01/23/32 (144A)	288,000	306,683
Trust Fibra Uno
7.700%, 01/23/32 (Reg-S)	576,000	613,008
Ventas Realty LP
2.500%, 09/01/31	119,000	105,862
5.625%, 07/01/34	30,000	30,808
VICI Properties LP
5.125%, 11/15/31	125,000	124,454
5.625%, 04/01/35	100,000	100,042
Welltower OP LLC
2.050%, 01/15/29	101,000	95,081
2.800%, 06/01/31	195,000	178,857
WP Carey, Inc.
5.375%, 06/30/34	115,000	116,267
XHR LP
4.875%, 06/01/29 (144A)	52,000	51,054
		9,586,203
Retail — 0.1%
1011778 BC ULC/New Red Finance, Inc.
3.875%, 01/15/28 (144A)	100,000	98,120
Advance Auto Parts, Inc.
3.900%, 04/15/30 (e)	100,000	94,011
AutoNation, Inc.
2.400%, 08/01/31	118,000	103,873
AutoZone, Inc.
6.550%, 11/01/33	100,000	108,446
Dollar General Corp.
5.450%, 07/05/33	80,000	81,311
Group 1 Automotive, Inc.
4.000%, 08/15/28 (144A) (e)	100,000	97,368
LCM Investments Holdings II LLC
8.250%, 08/01/31 (144A)	100,000	104,193
Lithia Motors, Inc.
3.875%, 06/01/29 (144A)	100,000	95,784
Lowe's Cos., Inc.
3.100%, 05/03/27	516,000	510,984
3.700%, 04/15/46	45,000	33,817
4.050%, 05/03/47	126,000	98,504
4.850%, 10/15/35 (e)	83,000	80,958
5.125%, 04/15/50	100,000	89,700
5.150%, 07/01/33	197,000	198,984
5.800%, 09/15/62	121,000	117,955
Security Description	Principal Amount*	Value

Retail—(Continued)
McDonald's Corp.
2.625%, 09/01/29	100,000	$94,603
4.200%, 04/01/50	50,000	40,042
4.600%, 05/26/45	118,000	103,084
5.000%, 05/17/29	153,000	155,056
6.300%, 03/01/38	139,000	151,608
Michaels Cos., Inc.
8.500%, 03/15/33 (144A)	100,000	99,049
QXO Building Products, Inc.
6.500%, 07/15/31 (144A)	12,000	12,230
Sonic Automotive, Inc.
4.875%, 11/15/31 (144A) (e)	100,000	96,230
Target Corp.
4.000%, 07/01/42	113,000	94,652
5.250%, 02/15/36	36,000	36,644
Walmart, Inc.
4.750%, 04/30/36	140,000	138,823
5.000%, 10/25/40	180,000	179,805
6.200%, 04/15/38 (e)	100,000	111,016
		3,226,850
Semiconductors — 0.2%
Analog Devices, Inc.
2.100%, 10/01/31	179,000	157,577
Applied Materials, Inc.
4.000%, 01/15/31	126,000	122,946
Broadcom, Inc.
2.450%, 02/15/31	122,000	110,384
3.469%, 04/15/34	194,000	174,210
3.500%, 02/15/41	77,000	61,523
4.000%, 04/15/29 (144A)	101,000	99,459
4.800%, 10/15/34	260,000	254,466
5.150%, 11/15/31	284,000	288,979
5.200%, 04/15/32	304,000	309,774
5.200%, 07/15/35	283,000	283,951
Entegris, Inc.
4.750%, 04/15/29 (144A) (e)	100,000	98,821
Intel Corp.
3.100%, 02/15/60	195,000	111,309
3.150%, 05/11/27	267,000	264,204
3.250%, 11/15/49	100,000	65,110
3.734%, 12/08/47	79,000	56,875
3.900%, 03/25/30	241,000	234,093
4.000%, 12/15/32	100,000	94,425
4.875%, 02/10/28	100,000	100,345
4.900%, 07/29/45 (e)	100,000	87,160
4.950%, 03/25/60	107,000	88,840
5.050%, 08/05/62	143,000	119,331
5.150%, 02/21/34	99,000	99,052
5.625%, 02/10/43	157,000	152,532
KLA Corp.
4.700%, 02/01/34	115,000	113,636
NVIDIA Corp.
3.500%, 04/01/40	61,000	50,671
NXP BV/NXP Funding LLC/NXP USA, Inc.
2.500%, 05/11/31	100,000	89,712
See accompanying notes to financial statements.
BHFTII-35

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Semiconductors—(Continued)
NXP BV/NXP Funding LLC/NXP USA, Inc.
5.000%, 01/15/33	100,000	$99,665
QUALCOMM, Inc.
4.800%, 05/20/45	158,000	140,937
5.000%, 05/20/35	61,000	60,748
Texas Instruments, Inc.
5.000%, 03/14/53 (e)	178,000	162,619
		4,153,354
Software — 1.0%
Adobe, Inc.
4.950%, 04/04/34 (e)	100,000	99,525
Cloud Software Group, Inc.
9.000%, 09/30/29 (144A)	228,000	221,304
CoreWeave, Inc.
9.750%, 10/01/31 (144A)	243,000	242,464
Fair Isaac Corp.
4.000%, 06/15/28 (144A)	100,000	97,824
Fidelity National Information Services, Inc.
3.750%, 05/21/29	100,000	97,162
4.450%, 03/10/28	46,000	45,836
4.550%, 03/10/29	66,000	65,488
4.800%, 03/10/31	100,000	98,907
Fiserv, Inc.
4.750%, 03/15/30 (e)	213,000	210,905
5.450%, 03/02/28	100,000	100,979
5.450%, 03/15/34	209,000	207,353
Intuit, Inc.
1.650%, 07/15/30	100,000	88,883
Microsoft Corp.
2.675%, 06/01/60	481,000	265,226
4.250%, 02/06/47	158,000	133,779
4.500%, 06/15/47	284,000	247,757
MSCI, Inc.
3.625%, 09/01/30 (144A)	1,120,000	1,059,507
3.875%, 02/15/31 (144A)	640,000	606,066
5.150%, 03/15/36	591,000	572,077
5.250%, 09/01/35	200,000	195,768
OAK-Eagle Acquireco, Inc.
7.250%, 07/01/33 (144A)	53,000	55,444
Oracle Corp.
2.800%, 04/01/27	100,000	98,671
3.850%, 04/01/60	577,000	338,866
3.900%, 05/15/35	418,000	354,628
4.100%, 03/25/61	902,000	551,733
4.125%, 05/15/45	374,000	260,633
4.900%, 02/06/33	176,000	166,870
4.950%, 02/04/31 (e)	218,000	213,429
5.500%, 09/27/64	1,530,000	1,183,275
5.950%, 09/26/55	4,727,000	4,017,091
6.000%, 08/03/55	2,542,000	2,164,263
6.100%, 09/26/65	1,169,000	978,035
6.125%, 08/03/65	309,000	259,646
6.500%, 04/15/38	100,000	100,635
6.550%, 02/04/46	329,000	310,144
6.700%, 02/04/56	884,000	832,030
Security Description	Principal Amount*	Value

Software—(Continued)
Roper Technologies, Inc.
2.950%, 09/15/29	100,000	$94,835
4.450%, 09/15/30	48,000	47,357
Salesforce, Inc.
4.500%, 03/15/28	1,646,000	1,643,922
4.900%, 09/15/31	279,000	278,378
5.200%, 03/15/33	3,193,000	3,198,614
5.550%, 03/15/36	1,681,000	1,679,726
6.400%, 03/15/46	111,000	112,116
6.550%, 03/15/56	99,000	99,033
6.700%, 03/15/66	123,000	123,978
ServiceNow, Inc.
5.400%, 05/15/36	128,000	127,934
Synopsys, Inc.
4.650%, 04/01/28	56,000	56,060
4.850%, 04/01/30	100,000	100,167
5.000%, 04/01/32	145,000	145,254
		24,249,577
Telecommunications — 0.4%
AT&T, Inc.
2.550%, 12/01/33	60,000	50,394
3.850%, 06/01/60	158,000	105,510
4.400%, 04/30/31	52,000	51,125
4.750%, 04/30/33	343,000	335,647
5.125%, 04/30/36	293,000	287,146
5.150%, 03/15/42	543,000	496,881
5.700%, 11/01/54	257,000	238,907
6.050%, 08/15/56	122,000	118,465
6.200%, 10/30/56	436,000	430,980
6.300%, 10/30/66	59,000	58,474
Bell Telephone Co. of Canada or Bell Canada
5.550%, 02/15/54 (e)	49,000	46,159
6.875%, 5Y H15 + 2.390%, 09/15/55 (a) (e)	100,000	102,216
Cipher Compute LLC
7.125%, 11/15/30 (144A)	9,000	9,356
Cisco Systems, Inc.
4.950%, 02/26/31	100,000	101,647
5.050%, 02/26/34	136,000	137,151
5.100%, 02/24/35	149,000	150,518
5.500%, 01/15/40	151,000	153,826
Corning, Inc.
5.850%, 11/15/68	105,000	103,567
Deutsche Telekom International Finance BV
8.250%, 06/15/30	100,000	112,510
Digicel Group Holdings Ltd.
Zero Coupon, 12/31/30 (144A) (g)	145,973	8,758
ELK Grove Village Property LLC
7.500%, 06/15/31 (144A)	18,000	18,122
Fibercop SpA
6.375%, 11/15/33 (144A)	200,000	200,116
Iliad Holding SAS
8.500%, 04/15/31 (144A) (e)	200,000	211,887
Juniper Networks, Inc.
2.000%, 12/10/30	111,000	97,711
See accompanying notes to financial statements.
BHFTII-36

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Telecommunications—(Continued)
Level 3 Financing, Inc.
7.000%, 03/31/34 (144A)	100,000	$103,114
7.500%, 02/15/37 (144A) (e)	7,000	7,185
8.500%, 01/15/36 (144A)	100,000	107,383
Meridian Arc Holdco LLC
6.250%, 04/30/31 (144A)	605,000	606,355
Motorola Solutions, Inc.
4.600%, 05/23/29	100,000	99,713
5.600%, 06/01/32	38,000	39,106
Orange SA
9.000%, 03/01/31	100,000	116,788
Rogers Communications, Inc.
5.300%, 02/15/34	102,000	101,113
5.450%, 10/01/43	70,000	65,316
7.000%, 5Y H15 + 2.653%, 04/15/55 (a)	100,000	102,330
7.500%, 08/15/38	100,000	113,127
Telecom Argentina SA
9.250%, 05/28/33 (144A)	129,918	138,557
Telefonica Emisiones SA
5.213%, 03/08/47	150,000	133,153
7.045%, 06/20/36	100,000	110,553
Telefonica Europe BV
8.250%, 09/15/30	100,000	112,269
T-Mobile USA, Inc.
2.250%, 11/15/31	100,000	87,774
2.400%, 03/15/29	100,000	94,388
3.400%, 10/15/52	194,000	127,178
3.600%, 11/15/60	461,000	298,393
4.200%, 10/01/29	100,000	98,768
4.850%, 01/15/29	100,000	100,610
5.000%, 02/15/36	124,000	121,299
5.150%, 04/15/34	302,000	302,558
5.800%, 09/15/62 (e)	46,000	44,162
Turkcell Iletisim Hizmetleri AS
7.650%, 01/24/32 (Reg-S)	200,000	206,668
Uniti Services LLC
7.500%, 10/15/33 (144A)	19,000	19,995
Verizon Communications, Inc.
3.700%, 03/22/61	290,000	193,923
3.875%, 03/01/52	50,000	36,625
4.125%, 08/15/46	100,000	79,027
4.272%, 01/15/36	431,000	396,892
4.500%, 08/10/33	354,000	342,166
4.672%, 03/15/55	159,000	130,280
4.862%, 08/21/46	111,000	96,553
5.012%, 08/21/54	146,000	126,513
6.000%, 11/30/65	90,000	87,230
6.550%, 09/15/43	240,000	257,782
7.750%, 12/01/30	383,000	428,563
Vmed O2 U.K. Financing I PLC
4.750%, 07/15/31 (144A)	200,000	164,331
Vodafone Group PLC
4.250%, 09/17/50	273,000	210,239
4.375%, 02/19/43	26,000	21,756
4.800%, 06/18/31	45,000	44,681
5.350%, 06/18/36	30,000	29,747
Security Description	Principal Amount*	Value

Telecommunications—(Continued)
Vodafone Group PLC
6.100%, 06/18/56	45,000	$44,202
WOM Mobile SA
11.000%, 6.500% PIK, 04/01/31 (144A) (h)	24,685	25,487
		9,800,925
Transportation — 0.1%
Burlington Northern Santa Fe LLC
2.875%, 06/15/52	335,000	209,159
4.125%, 06/15/47	100,000	81,545
4.550%, 09/01/44	16,000	14,160
4.900%, 04/01/44	162,000	150,239
Canadian National Railway Co.
4.200%, 03/12/31	100,000	97,976
5.850%, 11/01/33	37,000	39,495
6.250%, 08/01/34	110,000	119,900
Canadian Pacific Railway Co.
3.000%, 12/02/41	54,000	40,079
4.000%, 03/15/29	151,000	148,767
4.800%, 03/30/30	100,000	100,501
4.800%, 09/15/35	46,000	45,183
7.125%, 10/15/31	142,000	157,074
CSX Corp.
3.950%, 05/01/50	100,000	77,693
4.300%, 03/01/48	124,000	102,813
4.750%, 05/30/42	339,000	312,250
FedEx Corp.
3.100%, 08/05/29	116,000	110,867
4.100%, 02/01/45	122,000	101,439
4.750%, 11/15/45	147,000	132,013
Norfolk Southern Corp.
3.800%, 08/01/28	205,000	202,275
3.942%, 11/01/47	186,000	145,251
5.550%, 03/15/34	160,000	165,704
Union Pacific Corp.
3.375%, 02/14/42	35,000	27,523
3.550%, 05/20/61	100,000	67,690
3.700%, 03/01/29	100,000	98,177
3.799%, 04/06/71	105,000	72,184
4.950%, 05/15/53	263,000	236,791
		3,056,748
Trucking & Leasing — 0.0%
GATX Corp.
6.900%, 05/01/34	157,000	173,305
Water — 0.0%
American Water Capital Corp.
3.450%, 05/01/50	100,000	70,343
4.200%, 09/01/48	100,000	80,651
5.200%, 04/01/36	114,000	113,944
See accompanying notes to financial statements.
BHFTII-37

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Water—(Continued)
Thames Water Utilities Finance PLC
4.000%, 06/19/27 (Reg-S) (GBP)	400,000	$301,103
		566,041
Total Corporate Bonds & Notes (Cost $534,840,414)		529,384,998

U.S. Treasury & Government Agencies—21.2%
U.S. Treasury — 21.2%
U.S. Treasury Bonds
1.125%, 05/15/40	6,458,000	4,085,946
1.125%, 08/15/40	9,628,000	6,030,287
1.375%, 11/15/40	9,628,000	6,223,975
1.375%, 08/15/50	2,681,000	1,315,156
1.625%, 11/15/50	3,942,300	2,060,622
1.875%, 02/15/41	1,431,600	993,284
1.875%, 11/15/51	6,549,100	3,599,447
2.000%, 08/15/51	2,681,000	1,526,285
2.250%, 08/15/49	7,927,000	4,930,532
2.375%, 05/15/51	5,888,700	3,682,738
2.500%, 02/15/45 (l)	15,297,000	10,728,216
2.750%, 11/15/47	13,047,000	9,197,116
2.875%, 05/15/49	2,681,000	1,904,034
3.000%, 05/15/47	6,579,700	4,883,885
3.000%, 02/15/48	7,276,300	5,356,892
3.000%, 02/15/49	10,024,800	7,308,706
3.000%, 08/15/52 (l)	14,868,800	10,542,328
3.125%, 02/15/43	3,443,000	2,752,652
3.125%, 08/15/44	6,418,100	5,021,913
3.125%, 05/15/48	2,681,000	2,014,206
3.625%, 08/15/43	9,487,000	8,081,368
3.625%, 02/15/53	6,526,000	5,218,761
3.625%, 05/15/53	7,906,500	6,318,714
3.750%, 08/15/41	791,000	703,063
3.750%, 11/15/43	9,487,000	8,199,955
4.125%, 08/15/44	3,582,800	3,240,195
4.125%, 08/15/53	1,956,200	1,708,771
4.250%, 05/15/39 (l)	898,000	867,482
4.250%, 08/15/54	852,000	760,676
4.375%, 11/15/39	898,000	872,183
4.500%, 08/15/39 (l)	9,665,200	9,532,303
4.625%, 05/15/44	11,233,000	10,851,692
4.625%, 11/15/44	4,210,000	4,057,223
4.750%, 11/15/43 (l)	17,575,000	17,286,660
4.750%, 11/15/53 (l) (m)	25,704,400	24,866,999
U.S. Treasury Notes
0.375%, 09/30/27	6,320,000	6,032,884
0.500%, 05/31/27	13,670,000	13,231,033
0.500%, 08/31/27	13,446,300	12,893,741
0.625%, 07/31/26	14,128,300	14,092,589
1.125%, 08/31/28	3,030,000	2,840,862
1.250%, 03/31/28	3,772,200	3,588,305
1.500%, 02/15/30	4,871,000	4,437,557
2.375%, 05/15/27	13,530,500	13,333,991
2.375%, 03/31/29	3,172,300	3,026,077
Security Description	Principal Amount*	Value

U.S. Treasury—(Continued)
U.S. Treasury Notes
2.750%, 08/15/32 (l)	12,595,000	$11,567,228
2.875%, 04/30/29	7,545,000	7,287,114
2.875%, 05/15/32	1,552,500	1,441,339
3.125%, 08/31/29	10,516,000	10,191,483
3.250%, 06/30/29	5,142,600	5,010,620
3.500%, 01/31/30	8,144,900	7,961,958
3.625%, 03/31/28	14,042,000	13,913,647
3.625%, 05/31/28	7,232,700	7,161,503
3.625%, 08/31/30	49,981,000	48,897,427
3.625%, 09/30/31 (l)	11,385,000	11,066,576
3.750%, 12/31/28	8,254,000	8,172,105
3.875%, 11/30/27	3,100,000	3,087,770
3.875%, 03/15/28	20,752,000	20,651,482
4.000%, 01/15/27	10,412,300	10,413,086
4.000%, 02/28/30	5,072,000	5,041,291
4.000%, 02/15/34	8,864,000	8,659,712
4.125%, 02/28/27	13,023,600	13,032,363
4.125%, 11/30/29	13,329,000	13,308,173
4.250%, 03/15/27	1,742,300	1,745,181
4.250%, 06/30/31 (l)	10,358,100	10,373,071
4.375%, 12/15/26	7,323,200	7,340,192
4.500%, 07/15/26	12,977,300	12,981,026
4.500%, 12/31/31	8,705,400	8,816,258
4.875%, 10/31/30	8,360,900	8,580,700
Total U.S. Treasury & Government Agencies (Cost $567,756,379)		526,902,609

Non-Agency Mortgage-Backed Securities—14.5%
Collateralized Mortgage Obligations — 6.9%
A&D Mortgage Trust
4.912%, 02/25/71 (144A) (a)	1,518,738	1,501,605
Agate Bay Mortgage Trust
3.437%, 04/25/45 (144A) (a)	150,000	97,775
3.463%, 06/25/45 (144A) (a)	104,000	65,247
3.608%, 01/25/45 (144A) (a)	130,000	85,786
Ajax Mortgage Loan Trust
Zero Coupon, 12/25/57 (144A) (a)	1,388	486
1.740%, 12/25/60 (144A) (a)	2,958,268	2,587,027
2.693%, 12/25/60 (144A) (a)	744,000	579,088
2.940%, 12/25/60 (144A) (a)	293,000	214,279
3.729%, 12/25/60 (144A) (a)	449,000	325,643
5.875%, 06/25/61 (144A) (k)	6,677,946	6,682,290
6.000%, 03/25/60 (144A) (k)	2,006,371	2,007,850
6.115%, 01/25/61 (144A) (k)	856,069	856,768
American Home Mortgage Assets Trust
4.684%, 12M MTA + 0.940%, 10/25/46 (a)	276,399	180,106
Angel Oak Mortgage Trust
0.985%, 04/25/66 (144A) (a)	658,494	568,109
4.800%, 11/25/67 (144A) (k)	1,415,207	1,405,326
5.637%, 02/25/70 (144A) (k)	758,926	760,436
Aspire Mortgage Trust
5.459%, 05/25/66 (144A) (k)	1,000,000	998,437
Atlas Funding PLC
5.284%, SONIA + 1.550%, 09/20/61 (Reg-S) (GBP) (a)	99,899	133,615
See accompanying notes to financial statements.
BHFTII-38

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Non-Agency Mortgage-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Collateralized Mortgage Obligations—(Continued)
Banc of America Alternative Loan Trust
5.500%, 10/25/33	425,585	$427,061
6.498%, 10/25/36 (k)	229,214	56,130
Barclays Mortgage Loan Trust
4.696%, 12/25/65 (144A) (a)	3,645,724	3,592,555
5.523%, 05/25/66 (144A) (a)	493,786	492,834
5.640%, 05/25/65 (144A) (a)	1,566,955	1,567,636
Barclays Mortgage Trust
6.000%, 11/25/51 (144A) (k)	1,090,101	1,090,904
Braccan Mortgage Funding PLC
8.087%, SONIA + 4.340%, 02/15/67 (Reg-S) (GBP) (a)	195,444	260,500
BRAVO Residential Funding Trust
4.771%, 11/25/65 (144A) (k)	240,095	236,304
5.395%, 08/25/62 (144A) (a)	488,300	486,736
5.678%, 11/25/64 (144A) (k)	919,353	922,947
CFMT LLC
3.000%, 06/25/34 (144A) (a)	161,000	156,289
Chase Mortgage Finance Trust
5.262%, 02/25/37 (a)	997,603	987,490
6.000%, 12/25/37	6,236,108	2,371,569
CHL Mortgage Pass-Through Trust
4.704%, 12M MTA + 0.960%, 04/25/46 (a)	3,102,930	799,633
5.750%, 07/25/37	285,772	127,821
6.000%, 02/25/37	804,499	278,699
6.000%, 05/25/37	2,786,873	1,128,753
6.000%, 08/25/37	5,450,475	2,210,839
6.000%, 01/25/38	935,565	386,309
Citadel PLC
5.184%, SONIA + 1.450%, 04/28/60 (Reg-S) (GBP) (a)	100,000	133,465
5.484%, SONIA + 1.750%, 04/28/60 (Reg-S) (GBP) (a)	100,000	133,599
6.184%, SONIA + 2.450%, 04/28/60 (Reg-S) (GBP) (a)	100,000	134,403
7.484%, SONIA + 3.750%, 04/28/60 (Reg-S) (GBP) (a)	100,000	134,621
Citigroup Mortgage Loan Trust, Inc.
4.263%, 1M TSFR + 0.614%, 05/25/37 (a)	226,995	220,098
COLT Mortgage Loan Trust
5.053%, 11/25/70 (144A) (a)	805,606	800,406
5.410%, 07/27/71 (144A) (a)	1,000,000	998,352
7.784%, 09/25/68 (144A) (a)	2,314,000	2,316,054
Countrywide Alternative Loan Trust
3.944%, 1M TSFR + 0.304%, 03/20/47 (a)	640,022	563,337
4.043%, 1M TSFR + 0.394%, 04/25/47 (a)	311,423	286,369
4.044%, 1M TSFR + 0.404%, 12/20/46 (a)	2,869,847	2,606,344
4.113%, 1M TSFR + 0.464%, 06/25/35 (a)	841,389	765,111
4.143%, 1M TSFR + 0.494%, 10/25/46 (a)	422,207	402,171
4.154%, 1M TSFR + 0.514%, 07/20/46 (a)	991,554	874,712
4.214%, 1M TSFR + 0.574%, 05/20/46 (a)	1,817,741	1,658,453
4.223%, 1M TSFR + 0.574%, 03/25/36 (a)	132,082	128,798
4.223%, 1M TSFR + 0.574%, 11/25/36 (a)	516,656	486,585
4.263%, 1M TSFR + 0.614%, 07/25/46 (a)	1,938,556	1,811,172
4.323%, 1M TSFR + 0.674%, 08/25/35 (a)	3,889,444	3,791,386
5.474%, 12M MTA + 1.730%, 11/25/46 (a)	1,296,427	1,100,753
5.500%, 06/25/25	61,543	48,451
5.500%, 04/25/37	496,753	213,980
6.000%, 05/25/36	1,254,990	430,383
6.000%, 04/25/37	89,373	36,960
6.000%, 05/25/37	1,938,303	909,039
Security Description	Principal Amount*	Value

Collateralized Mortgage Obligations—(Continued)
Countrywide Alternative Loan Trust
6.250%, 10/25/36	161,177	$73,281
Cross Mortgage Trust
5.003%, 11/25/70 (144A) (k)	589,964	584,969
5.582%, 07/25/71 (144A) (a)	360,000	359,997
5.735%, 02/25/70 (144A) (a)	519,092	520,658
7.132%, 01/25/71 (144A) (a)	100,000	99,998
CRSO Trust
7.121%, 07/10/40 (a)	5,522,122	5,657,806
CSFB Mortgage-Backed Pass-Through Certificates
5.113%, 1M TSFR + 1.464%, 11/25/35 (a)	407,233	77,929
CSMC Trust
5.265%, 03/25/67 (144A) (a)	560,000	552,017
6.534%, 04/25/65 (144A) (a)	210,443	209,130
10.399%, 12/25/67 (144A) (a)	1,281,939	1,274,501
CSMC Trust Capital Certificates
6.500%, 10/27/37 (144A)	2,614,468	1,039,387
Deephaven Residential Mortgage Trust
4.797%, 12/25/70 (144A) (a)	2,050,671	2,024,695
5.087%, 11/25/60 (144A) (a)	740,421	735,025
5.300%, 03/25/67 (144A) (a)	1,122,874	1,088,820
6.570%, 12/25/70 (144A) (a)	100,000	98,758
6.680%, 11/25/60 (144A) (a)	110,194	109,726
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust
4.103%, 1M TSFR + 0.454%, 08/25/47 (a)	233,550	218,449
Easy Street Mortgage Loan Trust
5.606%, 10/25/40 (144A) (k)	197,000	196,566
EFMT
5.001%, 12/25/70 (144A) (k)	611,544	606,628
5.033%, 11/25/70 (144A) (a)	598,694	595,343
Ellington Financial Mortgage Trust
4.682%, 02/25/71 (144A) (a)	2,369,026	2,331,340
4.771%, 02/25/71 (144A) (a)	2,937,417	2,896,913
4.959%, 02/25/71 (144A) (k)	269,835	266,379
5.029%, 03/25/71 (144A) (a)	4,787,336	4,740,572
6.535%, 02/25/71 (144A) (a)	100,000	98,808
Exmoor Funding PLC
5.646%, SONIA + 1.900%, 03/25/94 (Reg-S) (GBP) (a)	100,000	133,416
6.546%, SONIA + 2.800%, 03/25/94 (Reg-S) (GBP) (a)	100,000	133,953
Gaea Mortgage Loan Trust
6.750%, 02/25/30 (144A) (a)	22,166	22,123
GCAT Trust
1.093%, 08/25/66 (144A) (a)	485,666	408,947
3.471%, 05/25/66 (144A) (a)	240,000	182,180
4.789%, 12/25/70 (144A) (k)	3,804,192	3,750,676
GreenPoint Mortgage Funding Trust
5.767%, 12M MTA + 2.000%, 03/25/36 (a)	78,338	72,322
GS Mortgage-Backed Securities Corp. Trust
4.354%, 11/25/49 (144A) (a)	226,957	206,331
5.021%, 02/25/66 (144A) (k)	763,927	757,092
GS Mortgage-Backed Securities Trust
4.725%, 05/25/66 (144A) (k)	3,438,757	3,376,476
4.869%, 03/25/66 (144A) (a)	333,459	328,941
5.013%, 07/25/65 (144A) (k)	409,932	406,539
5.038%, 01/25/66 (144A) (k)	240,878	238,602
5.222%, 05/25/66 (144A) (a)	482,230	478,411
See accompanying notes to financial statements.
BHFTII-39

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Non-Agency Mortgage-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Collateralized Mortgage Obligations—(Continued)
GS Mortgage-Backed Securities Trust
5.461%, 06/25/66 (144A) (a)	1,684,370	$1,677,623
GSR Mortgage Loan Trust
6.000%, 07/25/37	315,064	195,977
HarborView Mortgage Loan Trust
4.164%, 1M TSFR + 0.524%, 12/19/36 (a)	993,916	899,011
4.394%, 1M TSFR + 0.754%, 03/19/35 (a)	126,816	60,155
HOMES Trust
5.027%, 09/25/70 (144A) (a)	685,821	679,898
6.791%, 09/25/70 (144A) (a)	171,000	169,813
Impac Secured Assets Trust
4.103%, 1M TSFR + 0.454%, 11/25/36 (a)	419,859	390,125
IndyMac INDX Mortgage Loan Trust
3.690%, 09/25/37 (a)	575,653	369,255
JP Morgan Alternative Loan Trust
4.183%, 1M TSFR + 0.534%, 03/25/37 (a)	386,140	332,313
4.422%, 05/25/37 (a)	91,551	78,811
JP Morgan Mortgage Trust
0.267%, 02/25/52 (144A) (a) (c)	7,414,613	113,449
0.500%, 02/25/52 (144A) (a) (c)	7,415,254	205,961
2.500%, 02/25/52 (144A) (a)	5,786,534	4,751,273
2.927%, 02/25/52 (144A) (a)	116,220	59,105
3.267%, 02/25/52 (144A) (a)	893,971	766,407
4.925%, 06/25/66 (144A) (k)	899,000	885,620
6.500%, 08/25/36	182,329	57,185
Legacy Mortgage Asset Trust
3.375%, 02/25/59 (144A) (a)	347,803	340,002
5.750%, 04/25/61 (144A) (k)	1,645,081	1,646,221
MASTR Resecuritization Trust
3.223%, 08/25/37 (144A) (a)	198,782	70,645
Merrill Lynch Mortgage Investors Trust
4.083%, 1M TSFR + 0.434%, 09/25/37 (a)	89,489	43,656
5.333%, 05/25/36 (a)	344,628	216,210
MFA Trust
3.514%, 04/25/65 (144A) (a)	540,000	455,484
5.051%, 02/25/71 (144A) (a)	1,945,922	1,930,546
5.387%, 12/25/59 (144A) (a)	1,710,033	1,702,962
5.513%, 05/25/71 (144A) (a)	849,890	848,899
Miltonia Mortgage Finance SRL
3.463%, 3M EURIBOR + 1.300%, 04/28/62 (Reg-S) (EUR) (a)	258,000	295,425
Morgan Stanley Resecuritization Trust
3.958%, 12M MTA + 0.710%, 12/27/46 (144A) (a)	3,124,273	2,791,549
Morgan Stanley Residential Mortgage Loan Trust
4.734%, 01/26/71 (144A) (a)	803,839	791,851
5.275%, 03/25/71 (144A) (k)	3,000,000	2,976,530
5.440%, 04/27/71 (144A) (a)	490,981	489,701
Mortgage Loan Resecuritization Trust
4.075%, 1M TSFR + 0.454%, 04/16/36 (144A) (a)	359,794	356,100
Mortimer PLC
5.297%, SONIA + 1.550%, 09/22/67 (Reg-S) (GBP) (a)	100,000	133,272
5.847%, SONIA + 2.100%, 09/22/67 (Reg-S) (GBP) (a)	100,000	133,763
New Residential Mortgage Loan Trust
4.250%, 12/25/57 (144A) (a)	124,995	121,468
4.824%, 11/25/65 (144A) (a)	371,726	367,081
4.833%, 02/25/66 (144A) (a)	4,833,450	4,771,414
Security Description	Principal Amount*	Value

Collateralized Mortgage Obligations—(Continued)
New Residential Mortgage Loan Trust
5.085%, 10/25/65 (144A) (a)	955,744	$948,077
5.109%, 08/25/65 (144A) (a)	386,433	383,319
NLT Trust
3.322%, 08/25/56 (144A) (a)	1,361,000	1,057,449
Nomura Asset Acceptance Corp. Alternative Loan Trust
7.134%, 05/25/36 (k)	208,371	35,799
NYMT Loan Trust
4.766%, 02/25/61 (144A) (a)	2,065,845	2,036,780
4.945%, 02/25/61 (144A) (k)	495,141	489,567
5.307%, 06/27/61 (144A) (a)	1,635,543	1,626,922
6.472%, 02/25/61 (144A) (a)	450,000	441,447
NYMT Trust
7.375%, 05/25/64 (144A) (k)	1,255,695	1,247,728
OBX Trust
5.297%, 05/25/66 (144A) (k)	796,654	789,233
5.648%, 12/01/64 (144A) (k)	491,678	493,235
PRKCM Trust
4.677%, 02/25/61 (144A) (a)	1,261,650	1,241,689
PRPM Trust
4.986%, 12/25/70 (144A) (a)	659,083	652,254
5.176%, 10/25/70 (144A) (k)	601,246	597,236
RALI Trust
4.123%, 1M TSFR + 0.474%, 12/25/36 (a)	311,845	286,319
Reperforming Loan Trust REMICS
4.103%, 1M TSFR + 0.454%, 06/25/35 (144A) (a)	84,940	83,557
Residential Asset Securitization Trust
2.687%, -1x 1M TSFR + 6.336%, 09/25/37 (a) (c)	11,384,260	1,445,513
4.313%, 1M TSFR + 0.664%, 09/25/37 (a)	11,384,260	2,752,479
6.250%, 12/25/36	3,533,627	2,332,702
RFMSI Trust
5.406%, 11/25/36 (a)	23,456	19,925
5.439%, 08/25/36 (a)	662,100	433,183
5.666%, 10/25/37 (a)	515,230	305,275
RMF Buyout Issuance Trust
3.690%, 11/25/31 (144A) (a)	509,000	485,462
Saluda Grade Alternative Mortgage Trust
7.762%, 04/25/30 (144A) (k)	581,441	580,050
Santander Mortgage Asset Receivable Trust
5.138%, 11/25/65 (144A) (a)	463,196	459,903
5.455%, 06/25/66 (144A) (a)	700,000	698,466
Sequoia Mortgage Trust
4.015%, 07/20/37 (a)	117,292	88,981
4.629%, 07/25/56 (144A) (a)	374,940	367,522
4.669%, 04/25/56 (144A) (a)	2,359,261	2,296,926
SG Residential Mortgage Trust
1.160%, 07/25/61 (144A) (a)	867,703	726,340
4.782%, 01/25/66 (144A) (a)	2,009,420	1,983,953
5.098%, 12/25/65 (144A) (a)	1,089,968	1,081,117
5.231%, 12/25/65 (144A)	1,137,000	1,127,698
5.507%, 07/01/66 (144A) (a)	1,200,000	1,202,138
Starwood Mortgage Residential Trust
2.175%, 05/25/65 (144A) (a)	1,360,000	1,262,303
Stratton Mortgage Funding PLC
5.246%, SONIA + 1.500%, 06/25/49 (Reg-S) (GBP) (a)	100,000	132,741
See accompanying notes to financial statements.
BHFTII-40

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Non-Agency Mortgage-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Collateralized Mortgage Obligations—(Continued)
Structured Adjustable Rate Mortgage Loan Trust
3.912%, 04/25/36 (a)	157,020	$85,406
4.576%, 04/25/47 (a)	499,010	196,350
Structured Asset Mortgage Investments II Trust
4.143%, 1M TSFR + 0.494%, 06/25/36 (a)	658,766	597,680
4.183%, 1M TSFR + 0.534%, 05/25/46 (a)	109,373	77,862
4.223%, 1M TSFR + 0.574%, 02/25/36 (a)	368,508	340,203
Verus Securitization Trust
4.751%, 02/25/71 (144A) (k)	950,921	931,207
4.832%, 10/25/67 (144A) (a)	376,643	371,792
4.943%, 10/25/67 (144A) (k)	611,000	605,133
5.020%, 01/25/71 (144A) (k)	251,982	247,983
5.110%, 12/25/70 (144A) (k)	413,190	407,937
Visio Trust
3.910%, 11/25/54 (144A) (a)	169,000	162,246
5.623%, 08/25/57 (144A) (a)	171,000	170,423
Vista Point Securitization Trust
4.900%, 04/25/65 (144A) (a)	100,000	98,615
Voyager OPTONE Delaware Trust
6.353%, 02/25/38 (144A) (a) (c)	2,738,477	571,727
WaMu Mortgage Pass-Through Certificates Trust
3.480%, 04/25/37 (a)	3,346,880	3,031,513
4.494%, 12M MTA + 0.750%, 06/25/47 (a)	1,129,802	977,141
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust
4.060%, 10/25/36 (k)	818,673	284,696
4.283%, 1M TSFR + 0.634%, 12/25/35 (a)	1,495,230	1,326,731
4.383%, 1M TSFR + 0.734%, 06/25/37 (a)	112,153	109,123
4.444%, 12M MTA + 0.700%, 01/25/47 (a)	1,879,278	1,657,383
Winchester 1 PLC
5.297%, SONIA + 1.550%, 10/21/56 (Reg-S) (GBP) (a)	100,000	133,330
5.747%, SONIA + 2.000%, 10/21/56 (Reg-S) (GBP) (a)	100,000	133,854
		171,455,971
Commercial Mortgage-Backed Securities — 7.6%
1211 Avenue of the Americas Trust
4.280%, 08/10/35 (144A) (a)	230,000	217,408
1345 Trust
5.225%, 1M TSFR + 1.600%, 06/15/42 (144A) (a)	1,700,000	1,701,059
245 Park Avenue Trust
0.271%, 06/05/37 (144A) (a) (c)	5,000,000	6,369
3.779%, 06/05/37 (144A) (a)	107,000	104,284
280 Park Avenue Mortgage Trust
5.449%, 1M TSFR + 1.836%, 09/15/34 (144A) (a)	500,000	497,500
6.031%, 1M TSFR + 2.419%, 09/15/34 (144A) (a)	2,998,451	2,981,585
425 Trust
5.306%, 1M TSFR + 1.670%, 07/15/43 (144A) (a)	1,223,000	1,223,000
5.736%, 1M TSFR + 2.100%, 07/15/43 (144A) (a)	300,000	300,000
6.336%, 1M TSFR + 2.700%, 07/15/43 (144A) (a)	100,000	100,000
7.136%, 1M TSFR + 3.500%, 07/15/43 (144A) (a)	400,000	400,000
8.236%, 1M TSFR + 4.600%, 07/15/43 (144A) (a)	1,900,000	1,900,000
9.486%, 1M TSFR + 5.850%, 07/15/43 (144A) (a)	700,000	700,000
A10 Issuer LLC
5.090%, 1M TSFR + 1.465%, 05/15/42 (144A) (a)	1,027,000	1,027,078
ACREC LLC
4.947%, 1M TSFR + 1.310%, 08/18/42 (144A) (a)	1,870,000	1,869,993
Security Description	Principal Amount*	Value

Commercial Mortgage-Backed Securities—(Continued)
ACREC LLC
5.087%, 1M TSFR + 1.450%, 01/18/43 (144A) (a)	1,000,000	$999,996
ALA Trust
5.369%, 1M TSFR + 1.743%, 06/15/40 (144A) (a)	825,000	828,609
Arbor Multifamily Mortgage Securities Trust
1.750%, 05/15/53 (144A)	126,000	103,617
AREIT Trust
5.186%, 1M TSFR + 1.550%, 07/25/43 (144A) (a)	1,307,000	1,310,304
ARES Commercial Mortgage Trust
4.875%, 1M TSFR + 1.250%, 02/15/43 (144A) (a)	169,000	169,000
5.068%, 1M TSFR + 1.443%, 10/15/34 (144A) (a)	1,120,000	1,123,500
5.317%, 1M TSFR + 1.692%, 07/15/41 (144A) (a)	100,000	100,188
6.875%, 1M TSFR + 3.250%, 03/15/38 (144A) (a)	250,000	250,311
7.564%, 1M TSFR + 3.938%, 07/15/41 (144A) (a)	1,500,000	1,502,668
Ashford Hospitality Trust
5.898%, 1M TSFR + 2.272%, 04/15/35 (144A) (a)	138,000	136,793
Atrium Hotel Portfolio Trust
5.873%, 1M TSFR + 2.247%, 12/15/36 (144A) (a)	1,041,000	1,014,975
9.520%, 11/10/29 (144A) (a)	100,000	102,943
BAHA Trust
6.171%, 12/10/41 (144A) (a)	1,450,000	1,479,922
7.766%, 12/10/41 (144A) (a)	430,000	442,466
9.204%, 12/10/41 (144A) (a)	643,000	671,616
BAMLL Commercial Mortgage Securities Trust
5.362%, 05/05/40 (144A) (a)	1,461,000	1,455,373
BAMLL Trust
5.476%, 1M TSFR + 1.850%, 02/15/42 (144A) (a)	1,256,460	1,258,747
8.876%, 1M TSFR + 5.250%, 02/15/42 (144A) (a)	512,216	514,755
Bank
0.457%, 09/15/62 (a) (c)	8,619,000	92,597
Bank of America Merrill Lynch Commercial Mortgage Trust
0.736%, 02/15/50 (a) (c)	4,070,000	7,085
Bayview Commercial Asset Trust
4.138%, 1M TSFR + 0.489%, 10/25/36 (144A) (a)	35,505	34,846
4.149%, 1M TSFR + 0.564%, 01/25/36 (144A) (a)	38,532	36,929
4.168%, 1M TSFR + 0.519%, 03/25/37 (144A) (a)	69,884	67,071
4.213%, 1M TSFR + 0.564%, 10/25/36 (144A) (a)	36,128	35,122
4.303%, 1M TSFR + 0.654%, 04/25/36 (144A) (a)	41,507	39,484
4.374%, 1M TSFR + 0.789%, 01/25/36 (144A) (a)	28,685	27,582
6.013%, 1M TSFR + 2.364%, 12/25/37 (144A) (a)	579,317	522,208
BBCMS Mortgage Trust
4.441%, 09/15/55	45,000	43,576
4.545%, 1M TSFR + 0.919%, 03/15/37 (144A) (a)	1,770,000	1,672,650
5.297%, 12/15/58	19,000	19,282
Benchmark Mortgage Trust
1.163%, 03/15/52 (a) (c)	3,193,253	65,462
1.352%, 02/15/54 (a) (c)	4,936,061	202,916
BFLD Commercial Mortgage Trust
4.830%, 10/10/42 (144A) (a)	178,000	176,008
5.125%, 1M TSFR + 1.500%, 11/15/42 (144A) (a)	1,810,000	1,813,959
6.375%, 1M TSFR + 2.750%, 11/15/42 (144A) (a)	88,000	88,384
8.176%, 10/10/42 (144A) (a)	99,000	101,723
BFLD Trust
7.441%, 1M TSFR + 3.814%, 10/15/35 (144A) (a)	663,000	4,946
BHMS Commercial Mortgage Trust
5.475%, 1M TSFR + 1.850%, 08/15/42 (144A) (a)	3,750,000	3,764,520
See accompanying notes to financial statements.
BHFTII-41

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Non-Agency Mortgage-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Commercial Mortgage-Backed Securities—(Continued)
BIKE Pass-Through Trust
5.780%, 1M TSFR + 2.150%, 07/15/43 (144A) (a)	400,000	$399,998
7.780%, 1M TSFR + 4.150%, 07/15/43 (144A) (a)	400,000	399,997
BMP Commercial Mortgage Trust
7.014%, 1M TSFR + 3.389%, 06/15/41 (144A) (a)	382,000	382,035
BOCA Commercial Mortgage Trust
5.225%, 1M TSFR + 1.600%, 12/15/42 (144A) (a)	1,390,000	1,392,606
BOS Trust
5.221%, 05/11/41 (144A) (a)	488,000	486,289
BPR Commercial Mortgage Trust
5.112%, 11/05/42 (144A) (a)	340,000	337,061
BPR Mortgage Trust
7.497%, 12/05/39 (144A)	1,000,000	1,021,927
BRCK Trust
4.956%, 12/10/42 (144A) (a)	412,000	407,764
7.506%, 12/10/42 (144A) (a)	768,000	776,641
8.400%, 12/10/42 (144A) (a)	395,000	401,363
BRES Commercial Mortgage Trust
5.119%, 1M TSFR + 1.494%, 11/15/42 (144A) (a)	1,017,000	1,015,743
Bridge Commercial Mortgage Trust
4.850%, 1M TSFR + 1.250%, 06/15/39 (144A) (a)	1,700,000	1,702,656
BWAY Mortgage Trust
3.446%, 03/10/33 (144A)	1,745,000	1,596,147
3.454%, 03/10/33 (144A)	1,108,351	1,069,245
3.633%, 03/10/33 (144A)	600,000	545,430
BX Commercial Mortgage Trust
2.843%, 03/09/44 (144A) (a)	1,658,472	1,533,759
4.850%, 1M TSFR + 1.250%, 06/15/43 (144A) (a)	700,000	700,000
4.918%, 1M TSFR + 1.293%, 12/15/39 (144A) (a)	531,133	532,128
5.025%, 1M TSFR + 1.400%, 11/15/42 (144A) (a)	3,009,636	3,017,160
5.067%, 1M TSFR + 1.442%, 02/15/39 (144A) (a)	1,218,483	1,220,768
5.067%, 1M TSFR + 1.442%, 02/15/39 (144A) (a)	194,800	195,104
5.069%, 1M TSFR + 1.443%, 04/15/40 (144A) (a)	1,048,078	1,048,733
5.267%, 1M TSFR + 1.641%, 05/15/41 (144A) (a)	1,441,993	1,443,795
5.317%, 1M TSFR + 1.691%, 08/15/41 (144A) (a)	304,405	305,547
5.325%, 1M TSFR + 1.700%, 03/15/45 (144A) (a)	1,393,000	1,392,129
6.513%, 1M TSFR + 2.880%, 10/15/41 (144A) (a)	1,240,000	1,243,100
6.625%, 1M TSFR + 3.000%, 03/15/43 (144A) (a)	384,281	387,417
6.765%, 1M TSFR + 3.140%, 02/15/39 (144A) (a)	2,552,228	2,563,154
7.025%, 1M TSFR + 3.400%, 11/15/42 (144A) (a)	297,237	298,816
7.560%, 1M TSFR + 3.927%, 10/15/41 (144A) (a)	142,000	142,000
7.814%, 1M TSFR + 4.188%, 02/15/39 (144A) (a)	1,511,877	1,509,260
BX Trust
4.076%, 12/09/41 (144A) (a)	1,743,000	1,647,237
4.976%, 1M TSFR + 1.350%, 10/15/42 (144A) (a)	431,000	431,269
5.025%, 1M TSFR + 1.400%, 06/15/35 (144A) (a)	155,000	155,392
5.030%, 1M TSFR + 1.400%, 07/15/43 (144A) (a)	369,000	369,000
5.069%, 1M TSFR + 1.443%, 03/15/42 (144A) (a)	530,000	529,338
5.117%, 1M TSFR + 1.491%, 06/15/41 (144A) (a)	2,910,163	2,911,982
5.166%, 1M TSFR + 1.541%, 06/15/37 (144A) (a)	1,781,728	1,781,728
5.199%, 12/13/42 (144A) (a)	615,000	616,121
5.325%, 1M TSFR + 1.700%, 12/15/44 (144A) (a)	2,102,000	2,103,971
6.080%, 06/13/47 (144A) (a)	100,000	99,447
6.391%, 1M TSFR + 2.764%, 02/15/36 (144A) (a)	595,000	594,256
6.515%, 1M TSFR + 2.889%, 06/15/41 (144A) (a)	441,370	435,226
6.567%, 1M TSFR + 2.941%, 03/15/30 (144A) (a)	1,358,212	1,358,212
Security Description	Principal Amount*	Value

Commercial Mortgage-Backed Securities—(Continued)
BX Trust
6.630%, 1M TSFR + 3.000%, 07/15/43 (144A) (a)	100,000	$100,000
6.725%, 1M TSFR + 3.100%, 05/15/38 (144A) (a)	248,243	250,104
6.991%, 1M TSFR + 3.364%, 02/15/36 (144A) (a)	605,500	604,743
7.563%, 1M TSFR + 3.938%, 06/15/41 (144A) (a)	1,132,210	1,120,589
BXP Trust
2.868%, 01/15/44 (144A) (a)	327,000	263,567
3.670%, 08/13/37 (144A) (a)	211,000	170,072
CD Mortgage Trust
3.631%, 02/10/50	350,000	344,669
3.956%, 08/15/50 (a)	363,000	353,577
CEDR Commercial Mortgage Trust
4.614%, 1M TSFR + 0.988%, 02/15/39 (144A) (a)	100,000	99,398
CFCRE Commercial Mortgage Trust
0.417%, 05/10/58 (a) (c)	2,370,000	17
CFK Trust
4.791%, 01/15/39 (144A) (a)	728,000	692,614
CFSP Mortgage Trust
6.500%, 04/15/37	1,096,848	1,050,476
CHI Commercial Mortgage Trust
5.102%, 12/13/40 (144A) (a)	737,000	731,897
6.629%, 12/13/40 (144A) (a)	546,000	545,395
CIP Commercial Mortgage Trust
5.025%, 1M TSFR + 1.400%, 10/15/37 (144A) (a)	2,396,000	2,401,990
7.375%, 1M TSFR + 3.750%, 10/15/37 (144A) (a)	909,000	911,517
Citigroup Commercial Mortgage Trust
0.912%, 11/10/42 (144A) (a) (c)	7,730,000	229,836
COMM Mortgage Trust
5.432%, 08/10/41 (144A) (a)	800,000	794,709
5.466%, 1M TSFR + 1.841%, 06/15/41 (144A) (a)	1,220,000	1,219,619
6.215%, 1M TSFR + 2.590%, 06/15/41 (144A) (a)	267,000	266,917
CONE Trust
5.916%, 1M TSFR + 2.291%, 08/15/41 (144A) (a)	100,000	99,912
CSAIL Commercial Mortgage Trust
0.320%, 11/15/50 (a) (c)	3,940,000	15,635
0.666%, 09/15/52 (a) (c)	4,150,000	60,442
1.450%, 09/15/52 (a) (c)	2,734,797	83,640
1.688%, 06/15/52 (a) (c)	6,637,695	232,070
CSMC Trust
3.904%, 11/10/32 (144A) (a)	301,000	87,290
7.065%, 1M TSFR + 3.440%, 02/15/27 (144A) (a)	415,000	412,888
9.103%, 1M TSFR + 5.476%, 10/15/37 (144A) (a)	423,000	384,930
CSTL Commercial Mortgage Trust
4.713%, 11/10/42 (144A) (a)	280,000	274,707
5.817%, 11/10/42 (144A) (a)	340,000	334,377
6.554%, 02/10/43 (144A) (a)	2,200,000	2,201,955
CVLR Trust
5.150%, 1M TSFR + 1.550%, 06/15/43 (144A) (a)	478,000	477,622
DBC Mortgage Trust
4.976%, 1M TSFR + 1.350%, 11/15/42 (144A) (a)	5,377,000	5,382,041
5.676%, 1M TSFR + 2.050%, 11/15/42 (144A) (a)	602,000	603,881
DBJPM Mortgage Trust
1.000%, 06/10/50 (a) (c)	2,060,000	13,252
DBSG Mortgage Trust
6.144%, 06/10/37 (144A) (a)	374,607	376,391
See accompanying notes to financial statements.
BHFTII-42

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Non-Agency Mortgage-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Commercial Mortgage-Backed Securities—(Continued)
DGWD Trust
5.225%, 1M TSFR + 1.600%, 08/15/35 (144A) (a)	861,000	$862,445
DK Trust
5.226%, 1M TSFR + 1.593%, 08/15/37 (144A) (a)	672,000	674,100
6.524%, 1M TSFR + 2.891%, 08/15/37 (144A) (a)	132,000	132,371
Dwight Issuer LLC
5.000%, 1M TSFR + 1.400%, 01/18/44 (144A) (a)	100,000	100,000
ELM Trust
0.242%, 06/10/39 (144A) (a) (c)	7,464,000	98
1.613%, 06/10/39 (144A) (a) (c)	6,760,000	588
5.994%, 06/10/39 (144A) (a)	1,620,000	1,620,599
8.046%, 06/10/39 (144A) (a)	924,000	924,875
ESTN Trust
5.538%, 05/12/46 (144A) (a)	881,000	890,391
Fontainebleau Miami Beach Mortgage Trust
5.075%, 1M TSFR + 1.450%, 12/15/39 (144A) (a)	1,285,419	1,287,428
9.275%, 1M TSFR + 5.650%, 12/15/39 (144A) (a)	297,000	300,603
FS Commercial Mortgage Trust
5.050%, 1M TSFR + 1.400%, 07/15/41 (144A) (a)	300,000	298,676
FS Trust
4.975%, 1M TSFR + 1.350%, 02/15/41 (144A) (a)	1,980,000	1,982,470
5.075%, 1M TSFR + 1.450%, 03/15/41 (144A) (a)	740,000	741,619
6.875%, 1M TSFR + 3.250%, 02/15/41 (144A) (a)	671,000	671,822
GGP Trust
4.826%, 03/05/43 (144A) (a)	486,000	478,766
GS Mortgage Securities Corp. Trust
2.856%, 05/10/34 (144A)	564,676	505,033
3.599%, 09/10/37 (144A) (a)	500,000	479,069
6.287%, 1M TSFR + 2.650%, 11/25/41 (144A) (a)	877,000	874,273
GS Mortgage Securities Trust
1.766%, 12/12/53 (144A) (a) (c)	2,911,095	157,620
3.929%, 11/10/52 (a)	60,000	52,983
GWT Trust
5.317%, 1M TSFR + 1.691%, 05/15/41 (144A) (a)	1,862,000	1,866,655
HIH Trust
5.467%, 1M TSFR + 1.842%, 10/15/41 (144A) (a)	631,142	632,719
7.265%, 1M TSFR + 3.640%, 10/15/41 (144A) (a)	151,474	152,231
HILT Commercial Mortgage Trust
5.167%, 1M TSFR + 1.541%, 05/15/37 (144A) (a)	1,946,000	1,947,216
6.065%, 1M TSFR + 2.440%, 05/15/37 (144A) (a)	1,203,000	1,203,752
6.814%, 1M TSFR + 3.189%, 05/15/37 (144A) (a)	815,000	815,509
HLTN Commercial Mortgage Trust
5.325%, 1M TSFR + 1.700%, 04/15/41 (144A) (a)	700,000	702,188
HTL Commercial Mortgage Trust
10.602%, 05/10/39 (144A) (a)	3,379,000	3,411,602
Hudson Yards Mortgage Trust
3.041%, 12/10/41 (144A) (a)	662,050	572,205
5.328%, 12/10/39 (144A) (a)	250,000	250,939
INCREF LLC
5.050%, 1M TSFR + 1.400%, 01/19/44 (144A) (a)	100,000	100,062
5.120%, 1M TSFR + 1.450%, 12/19/43 (144A) (a)	290,000	290,300
INT Commercial Mortgage Trust
5.042%, 11/05/37 (144A) (a)	434,000	432,377
JP Morgan Chase Commercial Mortgage Securities Trust
0.750%, 08/15/49 (144A) (a) (c)	5,300,000	102
4.882%, 1M TSFR + 1.257%, 06/15/35 (144A) (a)	116,290	75,590
Security Description	Principal Amount*	Value

Commercial Mortgage-Backed Securities—(Continued)
JP Morgan Chase Commercial Mortgage Securities Trust
5.250%, 1M TSFR + 1.650%, 06/15/39 (144A) (a)	600,000	$600,750
5.833%, 1M TSFR + 2.207%, 07/15/36 (144A) (a)	275,071	171,916
7.415%, 1M TSFR + 3.790%, 04/15/37 (144A) (a)	767,388	751,081
JPMBB Commercial Mortgage Securities Trust
1.402%, 09/15/47 (a) (c)	57,951	1
4.455%, 12/15/48 (144A) (a)	150,000	131,207
JPMDB Commercial Mortgage Securities Trust
0.750%, 12/15/49 (144A) (a) (c)	2,067,000	1,531
KRE Commercial Mortgage Trust
4.925%, 1M TSFR + 1.300%, 03/15/42 (144A) (a)	108,388	108,252
5.475%, 1M TSFR + 1.850%, 05/15/43 (144A) (a)	250,000	250,313
Lehman Brothers Small Balance Commercial Mortgage Trust
4.213%, 1M TSFR + 0.564%, 09/25/36 (144A) (a)	119,988	113,991
LEX Mortgage Trust
5.036%, 10/13/33 (144A) (a)	1,711,000	1,705,370
LEX Trust
4.975%, 1M TSFR + 1.350%, 03/15/43 (144A) (a)	443,000	443,692
7.325%, 1M TSFR + 3.700%, 03/15/43 (144A) (a)	2,575,000	2,555,409
LQR Trust
5.225%, 1M TSFR + 1.600%, 01/15/43 (144A) (a)	460,000	459,425
7.575%, 1M TSFR + 3.950%, 01/15/43 (144A) (a)	772,000	771,323
LSTAR Commercial Mortgage Trust
0.971%, 03/10/50 (144A) (a) (c)	436,700	1,287
MAC Trust
5.325%, 1M TSFR + 1.700%, 10/15/40 (144A) (a)	980,000	979,186
MAIN Trust
5.325%, 1M TSFR + 1.700%, 01/15/41 (144A) (a)	1,000,000	999,419
5.625%, 1M TSFR + 2.000%, 01/15/41 (144A) (a)	500,000	499,709
6.075%, 1M TSFR + 2.450%, 01/15/41 (144A) (a)	150,000	149,912
6.775%, 1M TSFR + 3.150%, 01/15/41 (144A) (a)	250,000	249,710
7.875%, 1M TSFR + 4.250%, 01/15/41 (144A) (a)	250,000	249,708
8.875%, 1M TSFR + 5.250%, 01/15/41 (144A) (a)	500,000	499,414
Manhattan West Mortgage Trust
5.499%, 06/10/48 (144A) (a)	1,650,000	1,661,761
MCR Mortgage Trust
0.920%, 06/12/39 (144A) (c)	2,421,000	9,142
5.924%, 06/12/39 (144A)	520,000	521,613
8.280%, 1M TSFR + 4.654%, 02/15/37 (144A) (a)	350,476	348,298
8.725%, 06/12/39 (144A)	322,000	321,993
MLTI Trust
5.021%, 1M TSFR + 1.400%, 06/15/31 (144A) (a)	800,000	800,869
5.025%, 1M TSFR + 1.400%, 03/15/36 (144A) (a)	200,000	200,125
5.271%, 1M TSFR + 1.650%, 06/15/31 (144A) (a)	100,000	100,063
Morgan Stanley Bank of America Merrill Lynch Trust
1.420%, 12/15/47 (144A) (a) (c)	916,131	7
Morgan Stanley Capital I Trust
1.155%, 03/15/52 (a) (c)	2,145,074	46,061
2.268%, 06/15/50 (144A) (a) (c)	1,190,000	21,508
3.000%, 06/15/52 (144A)	97,000	80,618
4.061%, 12/15/50 (a)	4,067,000	3,962,435
MSWF Commercial Mortgage Trust
1.151%, 12/15/56 (a) (c)	8,030,920	416,304
National Commercial Mortgage Trust
4.975%, 1M TSFR + 1.350%, 06/15/43 (144A) (a)	477,000	477,298
See accompanying notes to financial statements.
BHFTII-43

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Non-Agency Mortgage-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Commercial Mortgage-Backed Securities—(Continued)
Natixis Commercial Mortgage Securities Trust
4.404%, 06/17/38 (144A)	265,000	$259,145
NCMF Trust
7.780%, 06/10/33 (144A) (a)	3,500,000	3,500,596
NJ Trust
6.697%, 01/06/29 (144A) (a)	350,000	360,099
NRTH Commercial Mortgage Trust
5.019%, 1M TSFR + 1.393%, 10/15/40 (144A) (a)	1,300,000	1,303,250
NYC Commercial Mortgage Trust
4.824%, 11/05/38 (144A) (a)	1,067,000	1,058,331
5.368%, 1M TSFR + 1.743%, 10/15/40 (144A) (a)	1,593,000	1,598,476
5.509%, 05/09/41 (144A) (a)	1,700,000	1,688,738
7.388%, 07/13/42 (144A) (a)	120,000	121,012
NYC Trust
4.949%, 01/10/36 (144A) (a)	1,525,000	1,509,877
5.053%, 06/06/40 (144A) (a)	250,000	248,881
NYCT Trust
7.464%, 1M TSFR + 3.838%, 08/15/29 (144A) (a)	198,000	196,926
Olympic Tower Mortgage Trust
0.511%, 05/10/39 (144A) (a) (c)	13,300,000	21,054
4.077%, 05/10/39 (144A) (a)	1,049,000	953,412
One Bryant Park Trust
2.516%, 09/15/54 (144A)	128,000	118,182
One Market Plaza Trust
Zero Coupon, 02/10/32 (144A) (a) (c)	17,538,712	175
0.219%, 02/10/32 (144A) (a) (c)	3,507,742	4,188
One New York Plaza Trust
6.491%, 1M TSFR + 2.864%, 01/15/36 (144A) (a)	160,000	150,100
ORL Trust
5.118%, 1M TSFR + 1.493%, 12/15/39 (144A) (a)	2,560,000	2,564,800
PENN Commercial Mortgage Trust
6.725%, 08/10/42 (144A) (a)	244,000	251,630
PGA Trust
5.516%, 1M TSFR + 1.891%, 06/15/39 (144A) (a)	1,527,000	1,526,523
PLYM Commercial Mortgage Trust
5.775%, 1M TSFR + 2.150%, 03/15/43 (144A) (a)	324,000	324,101
PRM5 Trust
5.812%, 03/10/33 (144A) (a)	262,000	259,301
PRM8 Trust
6.532%, 05/10/41 (144A) (a)	500,000	491,572
PRPM Issuer LLC
5.313%, 1M TSFR + 1.674%, 03/19/43 (144A) (a)	100,000	100,344
ROCK Trust
5.388%, 11/13/41 (144A)	1,116,274	1,128,214
SCG Commercial Mortgage Trust
5.775%, 1M TSFR + 2.150%, 03/15/35 (144A) (a)	100,000	100,188
6.575%, 1M TSFR + 2.950%, 03/15/35 (144A) (a)	581,000	582,816
SCG Mortgage Trust
5.366%, 1M TSFR + 1.741%, 04/15/41 (144A) (a)	2,258,000	2,263,645
SLG Commercial Mortgage Trust
4.928%, 02/15/39 (144A) (a)	901,000	890,150
SLG Office Trust
7.188%, 04/15/41 (144A) (a)	1,200,000	1,199,759
8.186%, 04/15/41 (144A) (a)	1,500,000	1,502,581
SREIT Trust
6.358%, 1M TSFR + 2.733%, 11/15/36 (144A) (a)	342,700	342,593
Security Description	Principal Amount*	Value

Commercial Mortgage-Backed Securities—(Continued)
SWCH Commercial Mortgage Trust
5.068%, 1M TSFR + 1.443%, 02/15/42 (144A) (a)	200,000	$198,750
TCO Commercial Mortgage Trust
4.868%, 1M TSFR + 1.243%, 12/15/39 (144A) (a)	1,329,000	1,329,415
6.366%, 1M TSFR + 2.741%, 12/15/39 (144A) (a)	100,000	100,125
Thunder Logistics DAC
4.302%, 3M EURIBOR + 2.050%, 11/17/36 (Reg-S) (EUR) (a)	52,264	59,743
TYSN Mortgage Trust
6.799%, 12/10/33 (144A) (a)	320,000	330,003
U.K. Logistics DAC
5.397%, SONIA + 1.650%, 05/17/34 (Reg-S) (GBP) (a)	114,699	152,305
7.747%, SONIA + 4.000%, 05/17/35 (Reg-S) (GBP) (a)	547,267	727,007
UBS Commercial Mortgage Trust
1.091%, 12/15/52 (a) (c)	6,646,705	161,165
1.577%, 10/15/52 (a) (c)	3,873,869	145,149
UNIV Trust
5.275%, 1M TSFR + 1.650%, 11/15/42 (144A) (a)	1,838,000	1,832,771
5.875%, 1M TSFR + 2.250%, 11/15/42 (144A) (a)	143,000	142,418
VEGAS Trust
6.424%, 07/10/36 (144A) (a)	1,714,000	1,718,696
Velocity Commercial Capital Loan Trust
2.520%, 12/26/51 (144A) (a)	1,796,337	1,509,141
2.980%, 02/25/50 (144A) (a)	77,789	62,511
4.240%, 11/25/47 (144A) (a)	66,639	62,628
4.480%, 12/26/51 (144A) (a)	207,449	166,846
5.000%, 11/25/47 (144A) (a)	39,173	35,512
5.100%, 02/25/56 (144A) (a)	1,211,812	1,194,358
5.716%, 04/25/52 (144A) (a)	338,837	303,071
6.670%, 05/25/56 (144A) (a)	380,344	378,408
6.700%, 12/25/55 (144A) (a)	195,238	191,548
7.330%, 02/25/55 (144A) (a)	295,320	297,202
9.160%, 05/25/56 (144A) (a)	497,057	494,254
9.632%, 01/25/53 (144A) (a)	186,537	175,867
10.150%, 02/25/55 (144A)	108,573	109,161
VRTX Trust
5.670%, 08/05/42 (144A) (a)	970,000	955,454
Wells Fargo Commercial Mortgage Trust
0.312%, 07/15/43 (144A) (a) (c)	5,050,000	38,809
1.537%, 08/15/49 (144A) (a) (c)	1,430,000	9,543
1.571%, 05/15/52 (a) (c)	4,485,108	134,760
5.484%, 07/15/35 (144A) (a)	421,000	421,334
6.215%, 07/15/43 (144A)	640,000	650,040
6.432%, 07/15/43 (144A)	407,000	410,232
7.082%, 07/15/43 (144A)	170,000	169,997
		188,442,958
Total Non-Agency Mortgage-Backed Securities (Cost $374,624,972)		359,898,929

Asset-Backed Securities—13.4%
Asset-Backed - Automobile — 0.2%
Asset-Backed European Securitisation Transaction Twenty- Three SARL
3.885%, 1M EURIBOR + 1.600%, 03/21/34 (Reg-S) (EUR) (a)	71,286	82,041
See accompanying notes to financial statements.
BHFTII-44

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Asset-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Asset-Backed - Automobile—(Continued)
Auto ABS Italian Stella Loans SRL
3.909%, 1M EURIBOR + 1.700%, 12/29/36 (Reg-S) (EUR) (a)	59,922	$68,693
4.509%, 1M EURIBOR + 2.300%, 12/29/36 (Reg-S) (EUR) (a)	59,922	69,091
Auto1 Car Funding SARL
5.629%, 1M EURIBOR + 3.500%, 12/15/33 (Reg-S) (EUR) (a)	100,000	117,073
Cardiff Auto Receivables Securitisation PLC
5.635%, SONIA + 1.900%, 08/20/31 (Reg-S) (GBP) (a)	259,000	345,024
6.335%, SONIA + 2.600%, 08/20/31 (Reg-S) (GBP) (a)	197,000	263,932
Dowson PLC
7.684%, SONIA + 3.950%, 08/20/31 (Reg-S) (GBP) (a)	500,000	670,709
10.684%, SONIA + 6.950%, 08/20/31 (Reg-S) (GBP) (a)	500,000	672,580
Hill FL BV
4.159%, 1M EURIBOR + 1.950%, 10/18/32 (Reg-S) (EUR) (a)	70,972	80,494
Huntington Bank Auto Credit-Linked Notes
4.809%, SOFR30A + 1.200%, 09/20/33 (144A) (a)	255,924	256,578
M&T Bank RV Trust
4.350%, 01/15/46 (144A)	458,362	451,621
Pony SA
3.329%, 1M EURIBOR + 1.200%, 01/14/33 (Reg-S) (EUR) (a)	73,888	84,597
3.779%, 1M EURIBOR + 1.650%, 01/14/33 (Reg-S) (EUR) (a)	73,888	84,606
Truist Bank Auto Credit-Linked Notes
4.728%, 09/26/33 (144A)	491,416	489,674
5.067%, 06/26/34 (144A)	1,250,000	1,248,130
U.S. Bank NA
4.959%, 12/25/46 (144A)	1,072,983	1,059,787
		6,044,630
Asset-Backed - Credit Card — 0.2%
Mercury Financial Credit Card Master Trust
5.070%, 06/21/32 (144A)	873,000	870,656
Newday Funding Master Issuer PLC
5.135%, SONIA + 1.400%, 07/15/32 (Reg-S) (GBP) (a)	100,000	133,114
5.635%, SONIA + 1.900%, 07/15/32 (Reg-S) (GBP) (a)	111,000	148,059
6.385%, SONIA + 2.650%, 07/15/32 (Reg-S) (GBP) (a)	246,000	329,255
Perimeter Master Note Business Trust
6.010%, 01/15/32 (144A)	2,900,000	2,900,174
6.500%, 01/15/32 (144A)	400,000	400,024
8.730%, 01/15/32 (144A)	400,000	400,024
11.510%, 01/15/32 (144A)	300,000	300,018
TAGUS-Sociedade de Titularizacao de Creditos SA/Vasco Finance No. 2
4.009%, 1M EURIBOR + 1.800%, 10/27/42 (Reg-S) (EUR) (a)	57,839	66,409
6.209%, 1M EURIBOR + 4.000%, 10/27/42 (Reg-S) (EUR) (a)	57,839	66,737
		5,614,470
Asset-Backed - Home Equity — 1.3%
ACE Securities Corp. Home Equity Loan Trust
4.023%, 1M TSFR + 0.374%, 05/25/37 (a)	947,847	134,055
Security Description	Principal Amount*	Value

Asset-Backed - Home Equity—(Continued)
ACE Securities Corp. Home Equity Loan Trust
4.453%, 1M TSFR + 0.804%, 08/25/35 (a)	216,232	$191,224
ACE Securities Corp. Mortgage Loan Trust
6.930%, 02/25/38 (144A) (k)	68,445	60,803
Argent Mortgage Loan Trust
4.243%, 1M TSFR + 0.594%, 05/25/35 (a)	1,419,487	1,210,445
Argent Securities Trust
4.063%, 1M TSFR + 0.414%, 07/25/36 (a)	515,452	136,419
Barclays Mortgage Loan Trust
4.845%, 01/25/56 (144A) (k)	885,878	874,137
Bayview Financial Revolving Asset Trust
4.767%, 1M TSFR + 1.114%, 12/28/40 (144A) (a)	60,736	66,985
Bear Stearns Asset-Backed Securities I Trust
4.243%, 1M TSFR + 0.594%, 06/25/36 (a)	381,409	378,374
4.463%, 1M TSFR + 0.814%, 04/25/37 (a)	2,763,343	2,657,593
5.488%, 1M TSFR + 1.839%, 08/25/34 (a)	1,726	1,690
6.250%, 12/25/35 (k)	1,034,023	1,038,379
6.250%, 02/25/36 (k)	1,320,045	1,385,630
Bear Stearns Asset-Backed Securities Trust
4.323%, 1M TSFR + 0.674%, 04/25/36 (a)	2,049,746	2,070,719
6.683%, 1M TSFR + 5.364%, 06/25/35 (a)	2,142,000	2,189,779
Bear Stearns Structured Products Trust
5.763%, 1M TSFR + 2.114%, 03/25/37 (144A) (a)	83,995	83,857
Citigroup Mortgage Loan Trust, Inc.
3.963%, 1M TSFR + 0.314%, 05/25/37 (a)	1,444,125	979,021
4.033%, 1M TSFR + 0.384%, 05/25/37 (a)	655,985	444,908
Cross Mortgage Trust
5.296%, 11/25/60 (144A) (k)	132,848	132,460
CWABS Asset-Backed Certificates Trust
4.138%, 1M TSFR + 0.489%, 06/25/37 (a)	904,763	874,102
CWHEQ Home Equity Loan Trust
6.155%, 06/25/35	21,644	26,326
Deephaven Residential Mortgage Trust
5.224%, 10/25/55 (144A) (k)	368,089	366,353
FIGRE Trust
5.150%, 11/25/55 (144A) (a)	370,195	366,881
GS Mortgage-Backed Securities Trust
4.899%, 05/25/56 (144A) (k)	1,991,728	1,972,197
5.272%, 05/25/56 (144A) (k)	496,032	492,047
GSAA Home Equity Trust
5.772%, 11/25/36 (a)	151,135	41,785
Home Equity Mortgage Loan Asset-Backed Trust
3.574%, 1M TSFR + 2.139%, 07/25/34 (a)	77,975	75,101
Home Equity Mortgage Trust
5.867%, 07/25/36 (k)	439,094	35,931
Irwin Home Equity Loan Trust
6.530%, 09/25/37 (144A) (k)	2,121	2,117
JP Morgan Mortgage Trust
4.959%, 06/25/56 (144A) (k)	853,712	843,513
MASTR Asset-Backed Securities Trust
4.283%, 1M TSFR + 0.634%, 06/25/36 (144A) (a)	262,402	247,688
4.323%, 1M TSFR + 0.674%, 05/25/37 (a)	621,846	538,568
Morgan Stanley Mortgage Loan Trust
6.463%, 01/25/47 (k)	2,981,135	1,016,258
6.512%, 10/25/36 (k)	262,588	54,839
See accompanying notes to financial statements.
BHFTII-45

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Asset-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Asset-Backed - Home Equity—(Continued)
Option One Mortgage Loan Trust
3.973%, 1M TSFR + 0.324%, 03/25/37 (a)	930,000	$777,449
5.860%, 01/25/37 (k)	15,059	14,760
5.866%, 01/25/37 (k)	1,931,527	1,708,237
RCKT Mortgage Trust
8.005%, 04/25/44 (144A) (a)	1,647,000	1,668,441
9.576%, 04/25/44 (144A) (a)	116,000	118,613
Vista Point Securitization Trust
5.035%, 02/25/56 (144A) (k)	4,382,317	4,334,605
5.226%, 02/25/56 (144A) (k)	860,500	845,236
5.297%, 11/25/55 (144A) (k)	283,085	281,376
Yale Mortgage Loan Trust
4.163%, 1M TSFR + 0.514%, 06/25/37 (144A) (a)	658,034	193,216
		30,932,117
Asset-Backed - Manufactured Housing — 0.3%
BankAmerica Manufactured Housing Contract Trust
6.476%, 11/10/28 (a)	4,000,000	218,194
7.070%, 02/10/22 (a)	470,000	20,535
BCMSC Trust
7.575%, 06/15/30 (a)	1,270,293	59,907
7.830%, 06/15/30 (a)	1,178,847	57,412
8.290%, 06/15/30 (a)	850,435	43,279
Cascade MH Asset Trust
4.000%, 11/25/44 (144A) (a)	1,201,948	1,153,335
Conseco Finance Corp.
6.830%, 04/01/30 (a)	623,587	630,581
7.500%, 03/01/30 (a)	340,145	68,944
7.860%, 03/01/30 (a)	317,619	67,430
Conseco Finance Securitizations Corp.
7.960%, 05/01/31	878,314	141,650
8.060%, 09/01/29 (a)	586,391	61,684
8.200%, 05/01/31	1,604,918	269,052
Credit Suisse First Boston Mortgage Securities Corp.
8.100%, 09/25/31 (a)	157,616	159,414
Credit-Based Asset Servicing & Securitization LLC
6.750%, 10/25/36 (144A) (k)	3,886,389	3,301,105
GreenPoint Manufactured Housing
9.230%, 12/15/29 (a)	187,973	185,689
Lehman ABS Manufactured Housing Contract Trust
6.630%, 04/15/40 (a)	98,831	99,207
Oakwood Mortgage Investors, Inc.
6.930%, 09/15/31 (a)	131,171	45,424
7.620%, 06/15/32 (a)	468,140	473,860
Origen Manufactured Housing Contract Trust
7.820%, 03/15/32 (a)	122,805	123,595
		7,180,297
Asset-Backed - Other — 10.5%
522 Funding CLO A Ltd.
3.619%, 3M TSFR + 1.050%, 10/20/34 (144A) (a)	500,000	500,000
AB BSL CLO 3 Ltd.
4.925%, 3M TSFR + 1.250%, 04/20/38 (144A) (a)	250,000	250,511
AB Issuer LLC
6.405%, 04/30/56 (144A)	857,000	861,131
Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
Affirm Asset Securitization Trust
4.560%, 10/15/30 (144A)	154,000	$153,941
4.930%, 10/15/30 (144A)	100,000	100,000
Affirm Master Trust
4.370%, 02/15/34 (144A)	984,000	978,543
4.670%, 04/16/35 (144A)	781,000	778,176
AGL CLO 10 Ltd.
4.843%, 3M TSFR + 1.170%, 04/15/39 (144A) (a)	500,000	499,457
AGL CLO 13 Ltd.
5.325%, 3M TSFR + 1.650%, 10/20/34 (144A) (a)	340,000	340,216
AGL CLO 20 Ltd.
5.045%, 3M TSFR + 1.370%, 10/20/37 (144A) (a)	430,000	430,753
AGL CLO 21 Ltd.
5.032%, 3M TSFR + 1.360%, 10/21/37 (144A) (a)	250,000	250,383
AGL CLO 6 Ltd.
4.955%, 3M TSFR + 1.280%, 04/20/38 (144A) (a)	750,000	751,129
AGL Core CLO 2 Ltd.
5.135%, 3M TSFR + 1.460%, 07/20/37 (144A) (a)	950,000	950,119
AGL Core CLO 4 Ltd.
5.055%, 3M TSFR + 1.380%, 10/20/37 (144A) (a)	860,000	860,880
AIMCO CLO
4.990%, 3M TSFR + 1.310%, 10/17/37 (144A) (a)	470,000	470,593
AIMCO CLO 11 Ltd.
5.330%, 3M TSFR + 1.650%, 07/17/37 (144A) (a)	330,000	330,275
AIMCO CLO 15 Ltd.
4.880%, 3M TSFR + 1.200%, 04/17/38 (144A) (a)	250,000	250,098
AIMCO CLO 18 Ltd.
5.035%, 3M TSFR + 1.360%, 07/20/37 (144A) (a)	250,000	250,186
AIMCO CLO 27 Ltd.
4.821%, 3M TSFR + 1.140%, 04/20/39 (144A) (a)	250,000	249,882
ALLO Issuer LLC
5.607%, 06/20/56 (144A)	2,408,000	2,431,510
6.046%, 06/20/56 (144A)	400,000	403,346
Anchorage Capital CLO 15 Ltd.
5.085%, 3M TSFR + 1.410%, 07/20/38 (144A) (a)	800,000	802,914
Anchorage Capital CLO 17 Ltd.
4.903%, 3M TSFR + 1.230%, 02/15/38 (144A) (a)	1,890,000	1,892,474
Anchorage Capital CLO 18 Ltd.
4.938%, 3M TSFR + 1.250%, 07/15/39 (144A) (a)	250,000	250,125
Anchorage Capital CLO 34 Ltd.
4.943%, 3M TSFR + 1.270%, 01/15/39 (144A) (a)	530,000	530,891
Anchorage Capital CLO 6 Ltd.
5.464%, 3M TSFR + 1.800%, 07/22/38 (144A) (a)	250,000	250,693
Apidos CLO XLVI Ltd.
4.867%, 3M TSFR + 1.200%, 10/24/38 (144A) (a)	260,000	260,151
ARES European CLO XII DAC
3.938%, 3M EURIBOR + 1.700%, 04/20/32 (144A) (EUR) (a)	297,000	339,441
ARES LIX CLO Ltd.
4.958%, 3M TSFR + 1.292%, 04/25/34 (144A) (a)	250,000	250,123
ARES Loan Funding I Ltd.
4.843%, 3M TSFR + 1.170%, 04/15/39 (144A) (a)	390,000	389,259
Ares Loan Funding VI Ltd.
5.000%, 3M TSFR + 1.250%, 07/15/39 (144A) (a)	250,000	249,999
ARES Loan Funding VIII Ltd.
4.917%, 3M TSFR + 1.250%, 01/24/38 (144A) (a)	530,000	531,968
See accompanying notes to financial statements.
BHFTII-46

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Asset-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
ARES LXIII CLO Ltd.
4.983%, 3M TSFR + 1.310%, 10/15/38 (144A) (a)	410,000	$410,642
ARES LXXIX CLO Ltd.
4.847%, 3M TSFR + 1.190%, 04/20/39 (144A) (a)	470,000	469,777
ARES XLI CLO Ltd.
4.875%, 3M TSFR + 1.260%, 04/15/39 (144A) (a)	250,000	250,168
ARES XLIV CLO Ltd.
6.423%, 3M TSFR + 2.750%, 04/15/34 (144A) (a)	320,000	320,533
Arini U.S. CLO IV Ltd.
4.931%, 3M TSFR + 1.260%, 01/15/39 (144A) (a)	1,000,000	1,000,842
Asimi Funding PLC
5.485%, SONIA + 1.750%, 05/16/32 (Reg-S) (GBP) (a)	55,116	73,340
Atlas Senior Loan Fund XX Ltd.
4.825%, 3M TSFR + 1.150%, 10/19/37 (144A) (a)	100,000	100,038
Atlas Senior Loan Fund XXIII Ltd.
5.415%, 3M TSFR + 1.740%, 07/20/37 (144A) (a)	500,000	500,214
Audax Senior Debt CLO 4 LLC
5.131%, 3M TSFR + 1.500%, 04/20/35 (144A) (a)	250,000	250,122
Audax Senior Debt CLO 7 LLC
5.246%, 3M TSFR + 1.600%, 04/20/35 (144A) (a)	750,000	751,802
Avoca CLO XXII DAC
3.504%, 3M EURIBOR + 1.300%, 04/15/35 (Reg-S) (EUR) (a)	150,000	171,398
5.104%, 3M EURIBOR + 2.900%, 04/15/35 (144A) (EUR) (a)	250,000	285,685
Bain Capital Credit CLO Ltd.
5.130%, 3M TSFR + 1.450%, 10/17/32 (144A) (a)	250,000	250,386
5.225%, 3M TSFR + 1.550%, 07/19/31 (144A) (a)	500,000	500,091
Ballyrock CLO 15 Ltd.
5.003%, 3M TSFR + 1.330%, 01/15/38 (144A) (a)	1,010,000	1,013,620
Ballyrock CLO 20 Ltd.
5.323%, 3M TSFR + 1.650%, 10/15/36 (144A) (a)	250,000	248,152
6.473%, 3M TSFR + 2.800%, 10/15/36 (144A) (a)	250,000	244,777
Ballyrock CLO 22 Ltd.
6.375%, 3M TSFR + 2.750%, 07/15/39 (144A) (a)	250,000	248,985
Ballyrock CLO 27 Ltd.
5.017%, 3M TSFR + 1.350%, 10/25/37 (144A) (a)	750,000	751,703
Ballyrock CLO 32 Ltd.
5.468%, 3M TSFR + 1.800%, 01/25/39 (144A) (a)	400,000	400,784
Ballyrock CLO Ltd.
5.417%, 3M TSFR + 1.750%, 01/25/38 (144A) (a)	250,000	248,919
Bankers Healthcare Group Securitization Trust
5.170%, 09/17/31 (144A)	62,156	62,180
Barrow Hanley CLO II Ltd.
4.985%, 3M TSFR + 1.310%, 03/31/38 (144A) (a)	270,000	270,381
Basswood Park CLO Ltd.
4.705%, 3M TSFR + 1.030%, 04/20/34 (144A) (a)	750,000	750,069
Battalion CLO 17 Ltd.
5.690%, 3M TSFR + 2.050%, 03/09/34 (144A) (a)	250,000	250,119
Battalion CLO 18 Ltd.
5.473%, 3M TSFR + 1.800%, 10/15/36 (144A) (a)	298,000	298,518
Battalion CLO VIII Ltd.
4.675%, 3M TSFR + 1.000%, 07/18/30 (144A) (a)	97,943	97,918
Battalion CLO X Ltd.
4.807%, 3M TSFR + 1.140%, 01/24/35 (144A) (a)	904,582	905,207
Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
Battalion CLO XIV Ltd.
4.815%, 3M TSFR + 1.140%, 01/20/35 (144A) (a)	496,642	$496,660
BBAM U.S. CLO I Ltd.
4.873%, 3M TSFR + 1.200%, 03/30/38 (144A) (a)	390,000	389,987
BBAM U.S. CLO VI Ltd.
4.917%, 3M TSFR + 1.250%, 01/27/39 (144A) (a)	540,000	540,230
Benefit Street Partners CLO 42 Ltd.
4.967%, 3M TSFR + 1.300%, 10/25/38 (144A) (a)	580,000	580,952
Benefit Street Partners CLO 44 Ltd.
4.893%, 3M TSFR + 1.220%, 01/15/39 (144A) (a)	430,000	430,534
Benefit Street Partners CLO V-B Ltd.
4.846%, 3M TSFR + 1.210%, 07/20/39 (144A) (a)	500,000	500,526
Benefit Street Partners CLO XII-B Ltd.
5.043%, 3M TSFR + 1.370%, 10/15/37 (144A) (a)	250,000	250,249
Benefit Street Partners CLO XVI Ltd.
5.000%, 3M TSFR + 1.320%, 01/17/38 (144A) (a)	250,000	250,626
Benefit Street Partners CLO XXXVIII Ltd.
4.977%, 3M TSFR + 1.310%, 01/25/38 (144A) (a)	250,000	250,562
BHG Securitization Trust
2.240%, 10/17/34 (144A)	130,000	127,228
Birch Grove CLO 3 Ltd.
4.935%, 3M TSFR + 1.260%, 01/19/38 (144A) (a)	268,000	269,012
Birch Grove CLO 4 Ltd.
5.153%, 3M TSFR + 1.480%, 07/15/37 (144A) (a)	250,000	250,178
Birch Grove CLO 8 Ltd.
4.965%, 3M TSFR + 1.290%, 04/20/39 (144A) (a)	250,000	250,141
Black Diamond CLO Ltd.
4.986%, 3M TSFR + 1.320%, 07/23/32 (144A) (a)	74,784	74,889
BlueMountain CLO Ltd.
4.937%, 3M TSFR + 1.262%, 04/20/31 (144A) (a)	27,959	27,959
5.517%, 3M TSFR + 1.850%, 10/25/30 (144A) (a)	1,280,000	1,281,390
5.613%, 3M TSFR + 1.962%, 08/15/31 (144A) (a)	250,000	250,208
5.687%, 3M TSFR + 2.012%, 10/20/30 (144A) (a)	250,000	250,264
BlueMountain CLO XXII Ltd.
5.435%, 3M TSFR + 1.762%, 07/15/31 (144A) (a)	910,000	911,370
BlueMountain CLO XXVI Ltd.
4.688%, 3M TSFR + 1.050%, 10/20/34 (144A) (a)	250,000	250,125
BlueMountain CLO XXXV Ltd.
5.084%, 3M TSFR + 1.420%, 10/22/37 (144A) (a)	250,000	250,500
BlueMountain EUR CLO DAC
3.954%, 3M EURIBOR + 1.750%, 10/15/35 (144A) (EUR) (a)	560,000	639,942
BlueMountain Fuji U.S. CLO II Ltd.
5.537%, 3M TSFR + 1.862%, 10/20/30 (144A) (a)	250,000	250,066
Brant Point CLO Ltd.
4.923%, 3M TSFR + 1.260%, 01/20/39 (144A) (a)	1,050,000	1,050,315
6.873%, 3M TSFR + 3.200%, 01/15/38 (144A) (a)	250,000	251,038
Bridge Street CLO II Ltd.
4.935%, 3M TSFR + 1.260%, 01/20/39 (144A) (a)	250,000	249,609
Bridge Street CLO IV Ltd.
4.934%, 3M TSFR + 1.290%, 04/20/39 (144A) (a)	1,500,000	1,499,217
Bridge Street CLO VI Ltd.
4.953%, 3M TSFR + 1.280%, 01/15/39 (144A) (a)	640,000	640,189
Brignole Co.
6.279%, 1M EURIBOR + 4.000%, 02/24/42 (Reg-S) (EUR) (a)	41,399	47,559
See accompanying notes to financial statements.
BHFTII-47

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Asset-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
Bryant Park Funding Ltd.
4.873%, 3M TSFR + 1.200%, 04/15/38 (144A) (a)	500,000	$499,300
4.904%, 3M TSFR + 1.240%, 01/22/39 (144A) (a)	310,000	310,247
4.931%, 3M TSFR + 1.280%, 05/15/37 (144A) (a)	500,000	500,585
Canyon Capital CLO Ltd.
4.683%, 3M TSFR + 1.010%, 10/15/34 (144A) (a)	600,000	599,704
5.573%, 3M TSFR + 1.900%, 10/15/34 (144A) (a)	500,000	499,765
Canyon CLO Ltd.
4.763%, 3M TSFR + 1.090%, 07/15/34 (144A) (a)	1,750,000	1,749,965
4.773%, 3M TSFR + 1.100%, 10/15/34 (144A) (a)	750,000	750,150
5.005%, 3M TSFR + 1.332%, 07/15/31 (144A) (a)	134,362	134,331
5.280%, 3M TSFR + 1.600%, 07/15/39 (144A) (a)	500,000	500,513
5.623%, 3M TSFR + 1.950%, 10/15/37 (144A) (a)	290,000	290,293
Carlyle U.S. CLO Ltd.
4.857%, 3M TSFR + 1.220%, 06/22/39 (144A) (a)	250,000	250,125
4.871%, 3M TSFR + 1.200%, 04/20/39 (144A) (a)	250,000	249,989
4.879%, 3M TSFR + 1.220%, 01/20/39 (144A) (a)	600,000	600,460
4.943%, 3M TSFR + 1.270%, 10/15/38 (144A) (a)	250,000	250,808
5.035%, 3M TSFR + 1.360%, 01/20/38 (144A) (a)	250,000	250,428
5.452%, 3M TSFR + 1.780%, 10/21/37 (144A) (a)	520,000	521,433
Carrington Mortgage Loan Trust
4.083%, 1M TSFR + 0.434%, 10/25/36 (a)	56,555	55,633
C-BASS Trust
4.083%, 1M TSFR + 0.434%, 10/25/36 (a)	127,631	86,800
Cedar Funding VI CLO Ltd.
4.765%, 3M TSFR + 1.090%, 04/20/34 (144A) (a)	250,000	250,108
Cedar Funding VII CLO Ltd.
4.955%, 3M TSFR + 1.280%, 10/20/38 (144A) (a)	250,000	250,144
Cedar Funding XI CLO Ltd.
4.966%, 3M TSFR + 1.300%, 05/29/32 (144A) (a)	250,000	249,669
Cedar Funding XIV CLO Ltd.
5.373%, 3M TSFR + 1.700%, 10/15/37 (144A) (a)	250,000	250,410
Cerberus Loan Funding XLIV LLC
6.023%, 3M TSFR + 2.350%, 01/15/36 (144A) (a)	250,000	250,220
CIFC Funding Ltd.
4.853%, 3M TSFR + 1.180%, 03/31/38 (144A) (a)	250,000	249,750
4.877%, 3M TSFR + 1.200%, 04/21/37 (144A) (a)	250,000	250,001
4.882%, 3M TSFR + 1.210%, 07/15/39 (144A) (a)	1,500,000	1,500,750
4.913%, 3M TSFR + 1.240%, 10/15/38 (144A) (a)	310,000	310,431
4.955%, 3M TSFR + 1.280%, 10/19/38 (144A) (a)	740,000	741,250
4.957%, 3M TSFR + 1.290%, 10/24/38 (144A) (a)	350,000	350,780
4.995%, 3M TSFR + 1.320%, 01/18/38 (144A) (a)	510,000	511,248
5.026%, 3M TSFR + 1.360%, 07/23/37 (144A) (a)	666,207	667,134
5.090%, 3M TSFR + 1.410%, 07/17/37 (144A) (a)	250,000	250,284
5.130%, 3M TSFR + 1.450%, 07/16/37 (144A) (a)	940,000	940,619
5.152%, 3M TSFR + 1.480%, 07/21/37 (144A) (a)	1,090,000	1,090,411
5.230%, 3M TSFR + 1.550%, 07/16/35 (144A) (a)	500,000	500,164
5.302%, 3M TSFR + 1.650%, 04/25/39 (144A) (a)	250,000	249,840
5.323%, 3M TSFR + 1.650%, 10/15/38 (144A) (a)	1,825,000	1,828,511
5.417%, 3M TSFR + 1.750%, 07/25/37 (144A) (a)	730,000	731,570
Citigroup Mortgage Loan Trust, Inc.
3.933%, 1M TSFR + 0.284%, 07/25/45 (a)	483,926	349,814
7.513%, 1M TSFR + 3.864%, 07/25/37 (a)	4,602,562	4,239,369
Compass Datacenters Issuer II LLC
4.926%, 11/25/50 (144A)	786,000	769,081
Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
Compass Datacenters Issuer III LLC
4.897%, 02/25/56 (144A)	674,000	$665,870
5.289%, 02/25/56 (144A)	1,119,000	1,107,002
5.436%, 02/25/56 (144A)	597,000	588,273
Consolidated Communications LLC/Fidium Fiber Finance Holdco LLC
5.079%, 03/20/56 (144A)	529,000	522,333
5.422%, 03/20/56 (144A)	302,000	296,008
5.766%, 12/20/55 (144A)	2,581,000	2,576,834
8.098%, 12/20/55 (144A)	2,500,000	2,559,744
CoreVest American Finance Trust
5.364%, 06/15/59 (144A) (k)	590,909	593,168
Countrywide Asset-Backed Certificates Trust
4.506%, 04/25/36 (a)	532,683	473,271
CQS U.S. CLO 5 Ltd.
5.461%, 3M TSFR + 1.650%, 01/17/39 (144A) (a)	250,000	250,469
Credit-Based Asset Servicing & Securitization LLC
2.928%, 12/25/36 (k)	124,314	101,324
Crown Point CLO 11 Ltd.
4.940%, 3M TSFR + 1.260%, 02/28/38 (144A) (a)	250,000	250,887
CTM CLO Ltd.
Zero Coupon, 3M TSFR + 1.260%, 07/20/39 (144A) (a)	250,000	249,999
4.931%, 3M TSFR + 1.220%, 04/15/39 (144A) (a)	250,000	249,318
CVC Cordatus Loan Fund IV DAC
3.481%, 3M EURIBOR + 1.300%, 02/22/34 (Reg-S) (EUR) (a)	250,000	285,650
CWABS Asset-Backed Certificates Trust
4.183%, 1M TSFR + 0.534%, 04/25/46 (a)	502,082	414,889
CWHEQ Revolving Home Equity Loan Trust
3.890%, 1M TSFR + 0.264%, 11/15/36 (a)	38,461	38,049
3.920%, 1M TSFR + 0.294%, 05/15/35 (a)	411	411
DB Master Finance LLC
4.891%, 08/20/55 (144A)	1,045,745	1,033,637
Diameter Capital CLO 10 Ltd.
4.985%, 3M TSFR + 1.310%, 04/20/38 (144A) (a)	300,000	300,396
Diameter Capital CLO 13 Ltd.
4.905%, 3M TSFR + 1.230%, 01/20/39 (144A) (a)	750,000	750,763
Diameter Capital CLO 3 Ltd.
5.003%, 3M TSFR + 1.330%, 01/15/38 (144A) (a)	530,000	530,908
DigitalBridge Issuer LLC
6.326%, 06/25/56 (144A)	540,000	536,905
Dryden 65 CLO Ltd.
5.537%, 3M TSFR + 1.862%, 07/18/30 (144A) (a)	250,000	250,221
Dryden 76 CLO Ltd.
5.043%, 3M TSFR + 1.370%, 10/15/37 (144A) (a)	500,000	500,389
Dryden 87 CLO Ltd.
5.392%, 3M TSFR + 1.750%, 08/20/38 (144A) (a)	250,000	251,178
Edenbrook Mortgage Funding PLC
5.697%, SONIA + 1.950%, 03/22/57 (Reg-S) (GBP) (a)	241,132	323,420
6.297%, SONIA + 2.550%, 03/22/57 (Reg-S) (GBP) (a)	138,924	187,430
Elevation CLO Ltd.
5.067%, 3M TSFR + 1.400%, 07/25/38 (144A) (a)	500,000	500,608
Elmwood CLO 23 Ltd.
4.881%, 3M TSFR + 1.200%, 07/16/39 (144A) (a)	500,000	500,000
Elmwood CLO 25 Ltd.
6.440%, 3M TSFR + 2.800%, 04/17/37 (144A) (a)	250,000	251,338
See accompanying notes to financial statements.
BHFTII-48

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Asset-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
Elmwood CLO 39 Ltd.
4.820%, 3M TSFR + 1.140%, 04/17/38 (144A) (a)	250,000	$249,563
Elmwood CLO I Ltd.
4.795%, 3M TSFR + 1.120%, 04/20/37 (144A) (a)	880,000	878,466
Elmwood CLO II Ltd.
5.375%, 3M TSFR + 1.700%, 10/20/37 (144A) (a)	250,000	250,520
Elmwood CLO IX Ltd.
4.815%, 3M TSFR + 1.140%, 04/20/38 (144A) (a)	250,000	249,375
Elmwood CLO X Ltd.
5.625%, 3M TSFR + 1.950%, 07/20/38 (144A) (a)	250,000	251,076
Elmwood CLO XII Ltd.
5.033%, 3M TSFR + 1.360%, 10/15/37 (144A) (a)	250,000	250,559
Equity One Mortgage Pass-Through Trust
5.459%, 12/25/33 (a)	2,986,237	2,648,179
Euro-Galaxy III CLO DAC
5.411%, 3M EURIBOR + 3.250%, 04/24/34 (144A) (EUR) (a)	290,000	333,159
FIGRE Trust
4.982%, 01/25/56 (144A) (a)	746,778	736,118
5.183%, 01/25/56 (144A) (a)	135,449	133,909
Financeit Securitization LP
4.035%, 05/25/51 (144A) (CAD)	1,797,000	1,158,861
8.120%, 05/25/51 (144A) (CAD)	200,000	194,767
First Franklin Mortgage Loan Trust
3.913%, 1M TSFR + 0.264%, 12/25/36 (a)	1,086,946	944,635
4.003%, 1M TSFR + 0.354%, 10/25/36 (a)	121,475	77,009
4.043%, 1M TSFR + 0.394%, 12/25/36 (a)	3,315,554	1,271,184
4.183%, 1M TSFR + 0.534%, 12/25/36 (a)	6,099,169	2,342,140
Firstlight Issuer LLC
5.873%, 06/20/56 (144A)	235,000	235,928
Flatiron CLO 21 Ltd.
5.035%, 3M TSFR + 1.360%, 10/19/37 (144A) (a)	2,390,000	2,392,390
Flatiron CLO 25 Ltd.
5.280%, 3M TSFR + 1.600%, 10/17/37 (144A) (a)	250,000	250,632
Fortuna Consumer Loan ABS DAC
3.859%, 1M EURIBOR + 1.650%, 10/18/34 (EUR) (a)	61,289	70,325
6.309%, 1M EURIBOR + 4.100%, 10/18/34 (EUR) (a)	184,226	214,084
Foundation Finance Trust
2.190%, 01/15/42 (144A)	268,185	255,674
4.930%, 03/15/50 (144A)	167,722	166,429
4.950%, 04/15/50 (144A)	454,483	453,250
5.680%, 04/15/52 (144A)	123,272	122,106
8.350%, 04/15/52 (144A)	267,983	268,807
Fremont Home Loan Trust
4.043%, 1M TSFR + 0.394%, 02/25/37 (a)	538,204	403,012
FTA Consumo Santander
3.538%, 3M EURIBOR + 1.300%, 07/20/38 (Reg-S) (EUR) (a)	56,750	64,929
3.888%, 3M EURIBOR + 1.650%, 07/20/38 (Reg-S) (EUR) (a)	56,750	65,043
Galaxy XXII CLO Ltd.
5.280%, 3M TSFR + 1.600%, 04/16/34 (144A) (a)	750,000	748,495
Golden Bar Securitisation SRL
3.886%, 3M EURIBOR + 1.500%, 09/22/43 (Reg-S) (EUR) (a)	133,251	153,315
Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
Golden Ray SA - Compartment 1
4.209%, 1M EURIBOR + 2.000%, 12/27/57 (Reg-S) (EUR) (a)	100,000	$113,641
GoldenTree Loan Management U.S. CLO 25 Ltd.
4.995%, 3M TSFR + 1.320%, 04/20/37 (144A) (a)	250,000	250,330
Goldman Home Improvement Trust Issuer Trust
1.970%, 06/25/51 (144A)	170,411	163,811
Golub Capital Partners CLO 17 Ltd.
5.118%, 3M TSFR + 1.470%, 02/09/39 (144A) (a)	1,080,000	1,066,530
Golub Capital Partners CLO 43B Ltd.
5.015%, 3M TSFR + 1.340%, 10/20/37 (144A) (a)	250,000	250,515
Golub Capital Partners CLO 78M Ltd.
5.052%, 3M TSFR + 1.380%, 04/21/39 (144A) (a)	250,000	248,649
GoodLeap Home Improvement Solutions Trust
5.000%, 10/20/49 (144A)	1,558,808	1,538,219
5.350%, 10/20/46 (144A)	176,199	176,546
Great Lakes CLO IX Ltd.
5.223%, 3M TSFR + 1.550%, 01/15/39 (144A) (a)	560,000	560,155
GreenSky Home Improvement Issuer Trust
4.520%, 12/27/60 (144A)	532,237	527,909
4.930%, 05/15/41 (144A)	1,922,000	1,920,912
5.200%, 05/15/41 (144A)	161,000	160,994
5.450%, 05/15/41 (144A)	205,000	205,011
5.670%, 06/25/59 (144A)	886,241	896,595
Hermitage PLC
5.335%, SONIA + 1.600%, 04/21/33 (Reg-S) (GBP) (a)	39,717	52,712
6.085%, SONIA + 2.350%, 04/21/33 (Reg-S) (GBP) (a)	34,839	46,397
7.635%, SONIA + 3.900%, 04/21/33 (Reg-S) (GBP) (a)	41,807	56,036
Home Partners of America Trust
3.799%, 12/17/26 (144A)	1,358,432	1,343,104
Honey Hill Park CLO Ltd.
4.870%, 3M TSFR + 1.150%, 04/24/39 (144A) (a)	250,000	249,723
Invesco Euro CLO V DAC
6.004%, 3M EURIBOR + 3.800%, 01/15/34 (Reg-S) (EUR) (a)	100,000	110,533
Iskandar Enterprise LLC
5.343%, 04/17/56 (144A)	658,000	654,878
5.538%, 04/17/56 (144A)	946,000	937,628
Ivy Hill Middle Market Credit Fund XVIII Ltd.
5.244%, 3M TSFR + 1.580%, 01/22/37 (144A) (a)	562,000	562,140
Jersey Mike's Funding LLC
5.481%, 02/15/56 (144A)	2,303,227	2,275,775
Kennedy Lewis CLO 12 Ltd.
5.005%, 3M TSFR + 1.330%, 07/20/38 (144A) (a)	1,000,000	1,001,784
5.675%, 3M TSFR + 2.000%, 07/20/38 (144A) (a)	250,000	251,102
Kennedy Lewis CLO 13 Ltd.
4.815%, 3M TSFR + 1.140%, 01/20/38 (144A) (a)	500,000	499,000
Kennedy Lewis CLO 4 Ltd.
5.105%, 3M TSFR + 1.430%, 07/20/37 (144A) (a)	380,000	380,668
5.425%, 3M TSFR + 1.750%, 07/20/37 (144A) (a)	250,000	250,542
Kennedy Lewis CLO 6 Ltd.
5.064%, 3M TSFR + 1.400%, 10/22/37 (144A) (a)	250,000	250,635
KKR CLO 21 Ltd.
4.935%, 3M TSFR + 1.262%, 04/15/31 (144A) (a)	16,161	16,162
5.335%, 3M TSFR + 1.662%, 04/15/31 (144A) (a)	500,000	500,204
See accompanying notes to financial statements.
BHFTII-49

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Asset-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
KKR CLO 23 Ltd.
4.681%, 3M TSFR + 1.050%, 04/20/36 (144A) (a)	1,750,000	$1,750,306
KKR CLO 28 Ltd.
4.800%, 3M TSFR + 1.120%, 02/09/35 (144A) (a)	280,000	280,189
KKR CLO 30 Ltd.
5.530%, 3M TSFR + 1.850%, 04/17/37 (144A) (a)	250,000	250,274
KKR CLO 34 Ltd.
4.773%, 3M TSFR + 1.100%, 07/15/34 (144A) (a)	540,000	540,037
KKR CLO 36 Ltd.
4.823%, 3M TSFR + 1.150%, 10/15/34 (144A) (a)	250,000	250,027
KKR CLO 54 Ltd.
4.993%, 3M TSFR + 1.320%, 01/15/38 (144A) (a)	250,000	250,807
KKR Financial CLO Ltd.
4.923%, 3M TSFR + 1.250%, 10/15/38 (144A) (a)	750,000	751,656
Knollwood CDO Ltd.
9.950%, PRIME + 3.200%, 01/10/39 (144A) (a)	1,547,227	155
LCM 29 Ltd.
5.005%, 3M TSFR + 1.332%, 04/15/31 (144A) (a)	36,402	36,393
LCM 31 Ltd.
4.955%, 3M TSFR + 1.280%, 07/20/34 (144A) (a)	390,000	389,883
LCM 32 Ltd.
5.637%, 3M TSFR + 1.962%, 07/20/34 (144A) (a)	250,000	250,062
LCM 34 Ltd.
5.375%, 3M TSFR + 1.700%, 10/20/34 (144A) (a)	750,000	751,246
Lehman ABS Mortgage Loan Trust
3.853%, 1M TSFR + 0.204%, 06/25/37 (144A) (a)	111,219	72,092
Lendmark Funding Trust
4.510%, 05/21/35 (144A)	1,193,000	1,173,453
4.800%, 11/20/35 (144A)	531,000	527,345
4.830%, 05/21/35 (144A)	197,000	192,940
5.040%, 05/21/35 (144A)	100,000	97,483
5.400%, 11/20/35 (144A)	167,000	165,574
5.690%, 02/21/34 (144A)	100,000	99,898
LMDV Issuer Co. LLC
5.380%, 07/17/56 (144A)	969,000	969,383
5.900%, 12/15/55 (144A)	367,000	367,704
5.910%, 07/17/56 (144A)	40,000	40,005
LMRE SFR1 Trust
4.500%, 12/17/42 (144A)	440,000	424,196
Loanpal Solar Loan Ltd.
2.290%, 01/20/48 (144A)	610,506	511,209
2.750%, 07/20/47 (144A)	662,319	563,206
Long Beach Mortgage Loan Trust
4.063%, 1M TSFR + 0.414%, 06/25/36 (a)	426,957	198,167
4.083%, 1M TSFR + 0.434%, 08/25/36 (a)	466,524	184,461
Madison Park Funding LXIX Ltd.
4.837%, 3M TSFR + 1.200%, 07/25/37 (144A) (a)	500,000	500,955
Madison Park Funding LXVII Ltd.
5.177%, 3M TSFR + 1.510%, 04/25/37 (144A) (a)	750,000	750,000
5.717%, 3M TSFR + 2.050%, 04/25/37 (144A) (a)	640,000	640,000
Madison Park Funding XIV Ltd.
5.164%, 3M TSFR + 1.500%, 10/22/30 (144A) (a)	500,000	500,015
Madison Park Funding XXX Ltd.
5.430%, 3M TSFR + 1.750%, 07/16/37 (144A) (a)	250,000	250,127
Madison Park Funding XXXIII Ltd.
4.667%, 3M TSFR + 1.030%, 10/15/32 (144A) (a)	2,185,000	2,185,977
Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
Madison Park Funding XXXIX Ltd.
4.660%, 3M TSFR + 1.030%, 10/22/34 (144A) (a)	250,000	$250,000
5.714%, 3M TSFR + 2.050%, 10/22/34 (144A) (a)	250,000	249,763
Madison Park Funding XXXVII Ltd.
5.623%, 3M TSFR + 1.950%, 04/15/37 (144A) (a)	1,000,000	1,000,677
Mariner Finance Issuance Trust
4.590%, 11/22/38 (144A)	1,026,000	1,017,731
4.680%, 11/20/36 (144A)	400,000	374,901
5.010%, 05/20/39 (144A)	1,081,000	1,080,844
6.360%, 11/20/38 (144A)	183,000	185,290
Menlo CLO IV Ltd.
4.890%, 3M TSFR + 1.210%, 03/20/39 (144A) (a)	250,000	250,335
Merrill Lynch First Franklin Mortgage Loan Trust
4.243%, 1M TSFR + 0.594%, 05/25/37 (a)	3,662,985	2,767,632
MidOcean Credit CLO XI Ltd.
4.885%, 3M TSFR + 1.210%, 01/18/36 (144A) (a)	250,000	250,200
Mill City Solar Loan Ltd.
3.690%, 07/20/43 (144A)	709,389	639,040
Mosaic Solar Loan Trust
2.100%, 04/20/46 (144A)	87,196	76,443
2.880%, 09/20/40 (144A)	81,807	72,040
MTP ABS Funding LLC
5.198%, 04/25/56 (144A)	963,000	960,837
5.882%, 04/25/56 (144A)	457,000	457,757
Neuberger Berman CLO XXI Ltd.
4.995%, 3M TSFR + 1.320%, 01/20/39 (144A) (a)	1,440,000	1,442,938
Neuberger Berman Loan Advisers CLO 36R Ltd.
4.945%, 3M TSFR + 1.270%, 07/20/39 (144A) (a)	1,900,000	1,904,910
Neuberger Berman Loan Advisers CLO 45 Ltd.
5.219%, 3M TSFR + 1.550%, 10/14/36 (144A) (a)	250,000	250,232
Neuberger Berman Loan Advisers CLO 51 Ltd.
6.466%, 3M TSFR + 2.800%, 10/23/36 (144A) (a)	250,000	250,032
New Mountain CLO 3 Ltd.
5.005%, 3M TSFR + 1.330%, 10/20/38 (144A) (a)	250,000	250,257
Nomura Asset Acceptance Corp. Alternative Loan Trust
4.163%, 1M TSFR + 0.514%, 10/25/36 (144A) (a)	36,782	79,069
Noria DE
3.892%, 1M EURIBOR + 1.650%, 02/25/43 (Reg-S) (EUR) (a)	65,389	74,579
5.792%, 1M EURIBOR + 3.550%, 02/25/43 (Reg-S) (EUR) (a)	65,389	75,659
Oak Hill Credit Partners X-R Ltd.
4.805%, 3M TSFR + 1.130%, 04/20/38 (144A) (a)	590,000	589,235
Oceana Australian Fixed Income Trust
10.500%, 07/31/28 (AUD) † (f) (g)	639,000	439,094
12.500%, 07/31/26 (AUD) † (f) (g)	456,000	316,122
12.500%, 07/31/27 (AUD) † (f) (g)	759,000	534,059
OCP CLO Ltd.
4.772%, 3M TSFR + 1.100%, 11/26/37 (144A) (a)	145,833	145,889
4.903%, 3M TSFR + 1.230%, 10/15/38 (144A) (a)	250,000	250,145
4.925%, 3M TSFR + 1.250%, 05/21/38 (144A) (a)	300,000	300,329
4.967%, 3M TSFR + 1.300%, 10/24/38 (144A) (a)	250,000	250,752
5.012%, 3M TSFR + 1.340%, 11/26/37 (144A) (a)	430,000	430,634
5.025%, 3M TSFR + 1.350%, 10/20/37 (144A) (a)	250,000	250,385
5.047%, 3M TSFR + 1.200%, 10/15/38 (144A) (a)	260,000	260,043
5.075%, 3M TSFR + 1.400%, 07/20/37 (144A) (a)	250,000	250,185
See accompanying notes to financial statements.
BHFTII-50

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Asset-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
OCP CLO Ltd.
5.547%, 3M TSFR + 1.700%, 10/15/38 (144A) (a)	250,000	$250,151
6.297%, 3M TSFR + 2.450%, 10/15/38 (144A) (a)	250,000	250,033
6.375%, 3M TSFR + 2.700%, 04/20/38 (144A) (a)	250,000	250,066
OHA Credit Funding 10-R Ltd.
4.935%, 3M TSFR + 1.260%, 07/18/37 (144A) (a)	380,000	380,230
OHA Credit Funding 17-R Ltd.
4.815%, 3M TSFR + 1.140%, 04/20/39 (144A) (a)	740,000	739,195
OHA Credit Funding 3 Ltd.
4.995%, 3M TSFR + 1.320%, 01/20/38 (144A) (a)	300,000	300,565
OHA Credit Funding 7 Ltd.
4.955%, 3M TSFR + 1.280%, 07/19/38 (144A) (a)	800,000	801,440
OHA Loan Funding Ltd.
4.925%, 3M TSFR + 1.250%, 10/19/38 (144A) (a)	310,000	310,465
5.135%, 3M TSFR + 1.460%, 07/20/37 (144A) (a)	610,000	610,121
OHS Issuer LLC
5.980%, 02/25/61 (144A)	1,202,977	1,171,749
OneMain Financial Issuance Trust
5.200%, 07/14/39 (144A)	428,000	429,088
5.400%, 07/14/39 (144A)	801,000	803,153
5.790%, 05/14/41 (144A)	2,497,000	2,585,018
Owl Rock CLO III Ltd.
5.525%, 3M TSFR + 1.850%, 04/20/36 (144A) (a)	250,000	250,202
Owl Rock CLO VII LLC
5.075%, 3M TSFR + 1.400%, 04/20/38 (144A) (a)	250,000	249,175
Owl Rock CLO XVIII LLC
5.367%, 3M TSFR + 1.700%, 07/24/36 (144A) (a)	460,000	460,287
OZLM XIX Ltd.
4.673%, 3M TSFR + 1.000%, 01/15/35 (144A) (a)	420,000	419,643
5.273%, 3M TSFR + 1.600%, 01/15/35 (144A) (a)	250,000	250,084
OZLM XVIII Ltd.
5.485%, 3M TSFR + 1.812%, 04/15/31 (144A) (a)	229,009	229,045
Palmer Square CLO Ltd.
4.825%, 3M TSFR + 1.150%, 04/20/38 (144A) (a)	500,000	499,526
4.896%, 3M TSFR + 1.250%, 08/14/38 (144A) (a)	250,000	250,931
4.945%, 3M TSFR + 1.270%, 10/20/38 (144A) (a)	250,000	250,420
5.275%, 3M TSFR + 1.600%, 10/20/38 (144A) (a)	340,000	340,789
Palmer Square Loan Funding Ltd.
4.660%, 3M TSFR + 0.950%, 01/15/34 (144A) (a)	680,000	679,742
Park Blue CLO Ltd.
4.977%, 3M TSFR + 1.310%, 10/25/38 (144A) (a)	250,000	250,371
5.007%, 3M TSFR + 1.340%, 01/25/38 (144A) (a)	250,000	250,415
5.675%, 3M TSFR + 2.000%, 10/20/38 (144A) (a)	530,000	531,733
PCL Funding IX PLC
5.035%, SONIA + 1.300%, 07/16/29 (Reg-S) (GBP) (a)	100,000	132,840
Pikes Peak CLO 10
5.024%, 3M TSFR + 1.360%, 01/22/38 (144A) (a)	500,000	501,871
Pikes Peak CLO Ltd.
4.895%, 3M TSFR + 1.220%, 10/20/38 (144A) (a)	250,000	250,147
Planet Fitness Master Issuer LLC
5.649%, 12/06/55 (144A)	877,800	871,580
Point Broadband Funding LLC
5.727%, 07/20/55 (144A)	600,000	598,230
8.156%, 07/20/55 (144A)	1,276,000	1,304,370
Post CLO Ltd.
4.875%, 3M TSFR + 1.270%, 03/30/39 (144A) (a)	500,000	500,607
Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
Post CLO Ltd.
4.975%, 3M TSFR + 1.300%, 10/20/38 (144A) (a)	270,000	$270,594
5.375%, 3M TSFR + 1.700%, 10/20/38 (144A) (a)	270,000	270,723
6.525%, 3M TSFR + 2.850%, 10/20/38 (144A) (a)	250,000	250,212
Progress Residential Trust
3.666%, 12/17/40 (144A)	287,341	273,865
4.053%, 11/17/40 (144A)	221,000	212,724
4.608%, 12/17/40 (144A)	1,160,926	1,130,251
QTS Issuer ABS II LLC
5.044%, 10/05/55 (144A)	1,142,000	1,117,786
5.340%, 07/05/56 (144A)	823,000	823,321
5.589%, 07/05/56 (144A)	2,532,000	2,539,715
5.848%, 01/05/56 (144A)	399,000	392,364
6.178%, 03/06/56 (144A)	609,000	615,564
6.729%, 01/05/56 (144A)	181,000	181,179
Quarzo SRL
4.701%, 3M EURIBOR + 2.300%, 06/15/41 (Reg-S) (EUR) (a)	52,934	61,118
6.101%, 3M EURIBOR + 3.700%, 06/15/41 (Reg-S) (EUR) (a)	52,934	60,987
Rad CLO 14 Ltd.
5.105%, 3M TSFR + 1.432%, 01/15/35 (144A) (a)	540,000	540,292
Rad CLO 21 Ltd.
4.737%, 3M TSFR + 1.070%, 01/25/37 (144A) (a)	710,000	709,152
Rad CLO 27 Ltd.
5.373%, 3M TSFR + 1.700%, 01/15/38 (144A) (a)	2,000,000	2,004,640
Regatta 30 Funding Ltd.
4.987%, 3M TSFR + 1.320%, 01/25/38 (144A) (a)	530,000	531,192
Regatta 35 Funding Ltd.
4.963%, 3M TSFR + 1.290%, 10/15/38 (144A) (a)	990,000	992,187
Regatta XVI Funding Ltd.
4.863%, 3M TSFR + 1.190%, 04/15/39 (144A) (a)	1,500,000	1,498,875
Regatta XVII Funding Ltd.
5.053%, 3M TSFR + 1.380%, 10/15/37 (144A) (a)	250,000	250,437
Regatta XVIII Funding Ltd.
4.833%, 3M TSFR + 1.160%, 04/15/38 (144A) (a)	200,725	200,384
Regatta XXV Funding Ltd.
5.013%, 3M TSFR + 1.340%, 07/15/38 (144A) (a)	960,000	962,093
Regatta XXVIII Funding Ltd.
4.975%, 3M TSFR + 1.230%, 07/25/39 (144A) (a)	250,000	250,169
Regional Management Issuance Trust
1.900%, 08/15/33 (144A)	173,000	168,982
3.875%, 10/17/33 (f) (g)	3,710,000	3,672,900
4.590%, 11/16/37 (144A)	1,447,000	1,435,718
5.110%, 12/15/33 (144A)	261,000	261,363
7.460%, 07/15/36 (144A)	102,000	103,429
Republic Finance Issuance Trust
4.590%, 11/20/34 (144A)	1,292,000	1,280,035
Retained Vantage Data Centers Issuer LLC
5.091%, 08/15/50 (144A)	945,000	915,051
RIN VIII LLC
Zero Coupon, 3M TSFR + 1.300%, 07/20/37 (144A) (a)	750,000	749,996
Rockford Tower CLO Ltd.
4.772%, 3M TSFR + 1.130%, 08/20/32 (144A) (a)	117,103	117,080
4.775%, 3M TSFR + 1.100%, 04/20/34 (144A) (a)	250,000	250,001
4.875%, 3M TSFR + 1.200%, 07/20/35 (144A) (a)	250,000	250,040
See accompanying notes to financial statements.
BHFTII-51

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Asset-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
Rockford Tower CLO Ltd.
4.968%, 3M TSFR + 1.300%, 03/31/38 (144A) (a)	380,000	$381,035
5.037%, 3M TSFR + 1.362%, 04/20/34 (144A) (a)	856,000	856,494
5.587%, 3M TSFR + 1.912%, 07/20/34 (144A) (a)	250,000	250,131
5.625%, 3M TSFR + 1.950%, 07/20/35 (144A) (a)	250,000	250,191
Romark CLO II Ltd.
4.807%, 3M TSFR + 1.140%, 07/25/31 (144A) (a)	8,736	8,736
RR 19 Ltd.
5.223%, 3M TSFR + 1.550%, 04/15/40 (144A) (a)	250,000	250,392
RR 32 Ltd.
5.033%, 3M TSFR + 1.360%, 10/15/39 (144A) (a)	1,860,000	1,862,078
RR 38 Ltd.
4.823%, 3M TSFR + 1.150%, 04/15/40 (144A) (a)	1,620,000	1,617,742
RR 41 Ltd.
4.923%, 3M TSFR + 1.250%, 10/15/40 (144A) (a)	250,000	250,498
Sagard-Halseypoint CLO 10 Ltd.
5.025%, 3M TSFR + 1.350%, 10/20/38 (144A) (a)	2,070,000	2,074,118
Sagard-Halseypoint CLO 9 Ltd.
4.965%, 3M TSFR + 1.290%, 04/20/38 (144A) (a)	510,000	511,140
Sandstone Peak III Ltd.
4.947%, 3M TSFR + 1.300%, 04/25/37 (144A) (a)	1,250,000	1,251,875
Sandstone Peak IV Ltd.
4.949%, 3M TSFR + 1.290%, 01/20/39 (144A) (a)	530,000	530,890
5.709%, 3M TSFR + 2.050%, 01/20/39 (144A) (a)	250,000	251,017
6.759%, 3M TSFR + 3.100%, 01/20/39 (144A) (a)	250,000	250,782
Saratoga Investment Corp. CLO Ltd.
4.975%, 3M TSFR + 1.300%, 04/20/33 (144A) (a)	87,186	87,204
Saxon Asset Securities Trust
2.735%, 08/25/35 (k)	164,114	127,707
SC Germany SA Compartment Consumer
3.529%, 1M EURIBOR + 1.400%, 05/14/38 (Reg-S) (EUR) (a)	100,000	114,633
3.829%, 1M EURIBOR + 1.700%, 05/14/38 (Reg-S) (EUR) (a)	100,000	114,642
3.879%, 1M EURIBOR + 1.750%, 12/14/38 (Reg-S) (EUR) (a)	100,000	113,764
Scooter S Coffee Issuer LLC
6.380%, 05/20/56 (144A)	1,678,000	1,683,503
Securitized Asset-Backed Receivables LLC Trust
4.203%, 1M TSFR + 0.554%, 01/25/37 (a)	82,000	62,722
Service Experts Issuer LLC
2.670%, 02/02/32 (144A)	165,069	163,287
6.390%, 11/20/35 (144A)	387,966	394,178
SG Mortgage Securities Trust
4.183%, 1M TSFR + 0.534%, 10/25/36 (a)	570,000	468,953
Signal Peak CLO 11 Ltd.
5.125%, 3M TSFR + 1.450%, 07/18/37 (144A) (a)	470,000	470,484
Signal Peak CLO 12 Ltd.
5.075%, 3M TSFR + 1.400%, 07/18/37 (144A) (a)	250,000	250,367
Signal Peak CLO 4 Ltd.
4.787%, 3M TSFR + 1.120%, 10/26/34 (144A) (a)	1,000,000	1,000,553
Signal Peak CLO 5 Ltd.
4.861%, 3M TSFR + 1.230%, 04/25/37 (144A) (a)	250,000	250,218
Signal Peak CLO 9 Ltd.
5.032%, 3M TSFR + 1.360%, 01/21/38 (144A) (a)	250,000	250,792
Silver Point CLO 13 Ltd.
4.923%, 3M TSFR + 1.250%, 10/15/38 (144A) (a)	820,000	820,106
Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
Silver Point CLO 3 Ltd.
4.935%, 3M TSFR + 1.260%, 01/18/39 (144A) (a)	820,000	$818,713
Silver Point CLO 8 Ltd.
4.883%, 3M TSFR + 1.210%, 04/15/38 (144A) (a)	1,080,000	1,080,972
Silver Point SCF CLO V Ltd.
5.175%, 3M TSFR + 1.500%, 04/20/38 (144A) (a)	950,000	946,200
Sixth Street CLO IX Ltd.
5.052%, 3M TSFR + 1.380%, 07/21/37 (144A) (a)	300,000	300,243
Sixth Street CLO VI Ltd.
4.967%, 3M TSFR + 1.220%, 07/01/39 (144A) (a)	500,000	499,997
5.055%, 3M TSFR + 1.382%, 01/15/34 (144A) (a)	797,314	797,115
Sixth Street CLO XI Ltd.
4.874%, 3M TSFR + 1.220%, 04/25/37 (144A) (a)	500,000	500,670
Sixth Street CLO XVI Ltd.
4.842%, 3M TSFR + 1.170%, 01/21/39 (144A) (a)	660,000	658,680
Sixth Street CLO XVII Ltd.
4.830%, 3M TSFR + 1.150%, 04/17/38 (144A) (a)	250,000	249,770
Sixth Street CLO XXII Ltd.
4.802%, 3M TSFR + 1.130%, 04/21/38 (144A) (a)	280,000	279,576
SoFi Consumer Loan Program Trust
4.400%, 02/25/36 (144A)	2,075,929	2,071,532
4.800%, 03/25/36 (144A)	971,000	965,987
4.900%, 02/25/36 (144A)	259,000	257,829
5.200%, 02/25/36 (144A)	259,000	258,594
5.560%, 02/25/36 (144A)	230,000	228,314
SoFi Personal Loan Trust
Zero Coupon, 02/12/31	23,003	505,800
6.060%, 02/12/31 (144A)	178,808	178,799
Sound Point CLO XXXI Ltd.
4.693%, 3M TSFR + 1.070%, 10/25/34 (144A) (a)	500,000	499,995
Soundview Home Loan Trust
4.288%, 1M TSFR + 0.639%, 01/25/37 (a)	3,401,590	3,541,077
4.558%, 1M TSFR + 0.909%, 01/25/35 (a)	12,255	10,938
4.783%, 1M TSFR + 1.134%, 11/25/35 (a)	158,500	134,207
Subway Funding LLC
6.268%, 07/30/54 (144A)	824,445	829,072
Summit Issuer LLC
5.208%, 11/20/55 (144A)	837,000	831,371
Symphony CLO 43 Ltd.
4.862%, 3M TSFR + 1.230%, 04/15/37 (144A) (a)	250,000	250,000
Symphony CLO Ltd.
5.617%, 3M TSFR + 1.950%, 07/24/38 (144A) (a)	250,000	251,040
Symphony CLO XX Ltd.
5.230%, 3M TSFR + 1.550%, 01/16/32 (144A) (a)	250,000	250,009
Symphony CLO XXIX Ltd.
5.323%, 3M TSFR + 1.650%, 10/15/35 (144A) (a)	360,000	360,537
Taco Bell Funding LLC
4.821%, 08/25/55 (144A)	1,192,000	1,177,541
TCI-Symphony CLO Ltd.
4.950%, 3M TSFR + 1.282%, 10/13/32 (144A) (a)	23,537	23,539
Trestles CLO III Ltd.
5.065%, 3M TSFR + 1.390%, 10/20/37 (144A) (a)	250,000	250,813
Trestles CLO IV Ltd.
4.943%, 3M TSFR + 1.280%, 10/30/38 (144A) (a)	1,170,000	1,172,064
Trestles CLO IX Ltd.
4.933%, 3M TSFR + 1.260%, 01/15/39 (144A) (a)	360,000	360,158
See accompanying notes to financial statements.
BHFTII-52

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Asset-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
Trestles CLO VII Ltd.
5.047%, 3M TSFR + 1.380%, 10/25/37 (144A) (a)	250,000	$250,284
Trestles CLO VIII Ltd.
4.931%, 3M TSFR + 1.230%, 07/20/39 (144A) (a)	750,000	749,567
Trimaran CAVU Ltd.
4.687%, 3M TSFR + 1.020%, 10/25/34 (144A) (a)	500,000	499,701
4.945%, 3M TSFR + 1.270%, 03/20/38 (144A) (a)	250,000	250,183
5.086%, 3M TSFR + 1.420%, 07/23/37 (144A) (a)	280,000	280,084
Trinitas CLO XI Ltd.
4.675%, 3M TSFR + 1.050%, 07/15/34 (144A) (a)	250,000	249,915
5.625%, 3M TSFR + 2.000%, 07/15/34 (144A) (a)	250,000	249,680
Trinitas CLO XII Ltd.
4.717%, 3M TSFR + 1.050%, 04/25/33 (144A) (a)	1,999,863	1,999,525
Trinitas CLO XIV Ltd.
5.367%, 3M TSFR + 1.700%, 01/25/34 (144A) (a)	560,000	560,068
Trinitas CLO XXI Ltd.
6.575%, 3M TSFR + 2.900%, 04/20/38 (144A) (a)	430,000	429,364
Trinitas CLO XXIV Ltd.
4.883%, 3M TSFR + 1.260%, 04/25/39 (144A) (a)	250,000	250,097
Trinitas CLO XXXV Ltd.
5.467%, 3M TSFR + 1.800%, 01/22/39 (144A) (a)	250,000	248,464
Unity-Peace Park CLO Ltd.
6.525%, 3M TSFR + 2.850%, 04/20/35 (144A) (a)	500,000	470,714
UPG HI Issuer Trust
5.000%, 09/25/47 (144A)	509,145	506,489
5.030%, 02/25/48 (144A)	1,039,401	1,035,341
Upgrade Master Pass-Thru Trust
4.244%, 03/15/34 (144A)	297,817	297,241
4.413%, 06/15/34 (144A)	634,778	634,169
4.546%, 11/15/32 (144A)	439,935	439,717
4.611%, 10/15/32 (144A)	597,412	596,584
4.979%, 11/15/32 (144A)	501,000	499,799
5.250%, 12/15/33 (144A)	370,000	366,684
5.254%, 09/15/32 (144A)	126,000	125,471
Upland CLO Ltd.
5.587%, 3M TSFR + 1.912%, 04/20/31 (144A) (a)	79,280	79,292
UPX HIL Issuer Trust
5.160%, 01/25/47 (144A)	953,821	946,044
Vantage Data Centers Jersey Borrower SPV Ltd.
6.172%, 05/28/39 (Reg-S) (GBP)	480,000	643,355
VB-S1 Issuer LLC
4.693%, 03/15/56 (144A)	2,072,000	2,024,832
5.193%, 03/15/56 (144A)	380,000	373,125
Verdelite Static CLO Ltd.
4.805%, 3M TSFR + 1.130%, 07/20/32 (144A) (a)	182,428	182,467
Vibrant CLO XII Ltd.
5.625%, 3M TSFR + 1.950%, 04/20/34 (144A) (a)	250,000	250,020
VOLT CVI LLC
6.734%, 12/26/51 (144A) (k)	758,459	759,023
Voya CLO Ltd.
4.845%, 3M TSFR + 1.170%, 04/20/38 (144A) (a)	250,000	250,393
5.185%, 3M TSFR + 1.510%, 04/20/37 (144A) (a)	250,000	250,062
5.225%, 3M TSFR + 1.550%, 04/20/38 (144A) (a)	250,000	250,370
5.328%, 3M TSFR + 1.662%, 04/25/31 (144A) (a)	400,201	400,312
5.373%, 3M TSFR + 1.700%, 10/15/38 (144A) (a)	765,000	767,624
Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
Voya Euro CLO V DAC
3.954%, 3M EURIBOR + 1.750%, 04/15/35 (144A) (EUR) (a)	340,000	$388,604
Washington Mutual Asset-Backed Certificates WMABS Trust
4.073%, 1M TSFR + 0.424%, 10/25/36 (a)	454,113	346,962
4.123%, 1M TSFR + 0.474%, 09/25/36 (a)	1,566,958	385,094
Wellfleet CLO Ltd.
4.855%, 3M TSFR + 1.180%, 04/20/34 (144A) (a)	250,000	250,173
4.873%, 3M TSFR + 1.200%, 01/15/35 (144A) (a)	250,000	250,039
4.967%, 3M TSFR + 1.300%, 10/25/38 (144A) (a)	1,500,000	1,501,950
Wellington Management CLO 5 Ltd.
5.325%, 3M TSFR + 1.650%, 10/18/38 (144A) (a)	250,000	250,472
Whitebox CLO I Ltd.
4.847%, 3M TSFR + 1.180%, 01/24/37 (144A) (a)	580,000	580,693
8.967%, 3M TSFR + 5.300%, 01/24/37 (144A) (a)	250,000	248,716
Whitebox CLO III Ltd.
6.523%, 3M TSFR + 2.850%, 10/15/35 (144A) (a)	250,000	249,239
9.323%, 3M TSFR + 5.650%, 10/15/35 (144A) (a)	250,000	250,068
Wildwood Park CLO Ltd.
5.035%, 3M TSFR + 1.360%, 10/20/37 (144A) (a)	250,000	250,441
Wind River CLO Ltd.
4.981%, 3M TSFR + 1.330%, 04/20/37 (144A) (a)	500,000	500,818
Wireless PropCo Funding LLC
4.300%, 06/25/55 (144A)	2,718,000	2,558,605
Wise CLO Ltd.
4.995%, 3M TSFR + 1.220%, 07/20/39 (144A) (a)	1,250,000	1,249,994
		260,982,896
Asset-Backed - Student Loan — 0.9%
College Avenue Student Loans LLC
2.420%, 06/25/52 (144A)	94,151	85,836
2.720%, 06/25/52 (144A)	52,228	48,401
Navient Education Loan Trust
4.860%, 09/15/56 (144A)	293,485	291,873
5.060%, 09/15/56 (144A)	180,000	178,028
Navient Private Education Loan Trust
4.640%, 1M TSFR + 1.014%, 11/15/68 (144A) (a)	127,773	127,526
Navient Private Education Refi Loan Trust
2.610%, 04/15/60 (144A)	121,868	107,826
2.690%, 07/15/69 (144A)	450,000	387,568
3.480%, 04/15/60 (144A)	322,627	298,035
5.660%, 10/15/72 (144A)	611,276	620,365
Navient Refinance Loan Trust
4.720%, 09/15/55 (144A)	833,922	827,731
4.800%, 10/15/55 (144A)	578,245	575,279
Nelnet Student Loan Trust
2.530%, 04/20/62 (144A)	2,102,119	1,852,083
2.680%, 04/20/62 (144A)	3,120,000	2,794,164
2.850%, 04/20/62 (144A)	3,661,000	3,294,555
2.900%, 04/20/62 (144A)	1,640,000	1,466,107
3.360%, 04/20/62 (144A)	110,000	96,364
3.500%, 04/20/62 (144A)	170,000	148,027
3.570%, 04/20/62 (144A)	142,000	124,645
3.750%, 04/20/62 (144A)	277,000	246,350
4.380%, 04/20/62 (144A)	100,000	87,104
4.440%, 04/20/62 (144A)	160,000	141,574
See accompanying notes to financial statements.
BHFTII-53

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Asset-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Asset-Backed - Student Loan—(Continued)
Nelnet Student Loan Trust
4.693%, SOFR30A + 1.100%, 03/15/57 (144A) (a)	845,738	$841,769
4.750%, 04/20/62 (144A)	260,000	232,693
4.930%, 04/20/62 (144A)	374,000	338,541
4.959%, SOFR30A + 1.350%, 06/22/65 (144A) (a)	944,280	945,467
5.820%, 06/22/65 (144A)	540,000	522,907
5.878%, SOFR30A + 2.250%, 11/25/53 (144A) (a)	249,276	252,249
Prodigy Finance DAC
5.013%, 1M TSFR + 1.364%, 07/25/51 (144A) (a)	141,842	141,514
6.263%, 1M TSFR + 2.614%, 07/25/51 (144A) (a)	32,671	32,507
Scholar Funding Trust
4.397%, SOFR30A + 0.764%, 01/30/45 (144A) (a)	1,865,861	1,838,739
SLM Private Education Loan Trust
8.490%, 1M TSFR + 4.864%, 10/15/41 (144A) (a)	1,620,221	1,680,493
SMB Private Education Loan Trust
2.300%, 01/15/53 (144A)	42,762	41,617
2.990%, 01/15/53 (144A)	1,070,599	927,226
3.000%, 01/15/53 (144A)	68,313	61,243
3.860%, 01/15/53 (144A)	458,008	405,272
3.930%, 01/15/53 (144A)	33,390	29,750
4.693%, SOFR30A + 1.100%, 06/17/52 (144A) (a)	430,267	429,567
		22,520,995
Total Asset-Backed Securities (Cost $342,227,318)		333,275,405

Foreign Government—3.7%
Sovereign — 3.7%
Argentina Republic Government International Bonds
1.000%, 07/09/29	5,040	4,599
3.500%, 07/09/41 (k)	155,000	115,863
4.125%, 07/09/35 (k)	107,931	86,237
Barbados Government International Bonds
8.000%, 06/26/35 (144A)	126,000	134,980
Bonos de la Tesoreria de la Republica en pesos
5.000%, 10/01/28 (Reg-S) (CLP)	565,000,000	617,768
Brazil Government International Bonds
5.500%, 04/23/36 (EUR)	153,000	176,605
Brazil Letras do Tesouro Nacional
Zero Coupon, 07/01/26 (BRL)	2,564,000	496,678
Zero Coupon, 10/01/26 (BRL)	11,874,000	2,224,479
Zero Coupon, 04/01/27 (BRL)	2,829,000	497,879
Brazil Notas do Tesouro Nacional
10.000%, 01/01/27 (BRL)	8,270,000	1,572,283
10.000%, 01/01/31 (BRL)	3,106,000	523,128
Colombia Government International Bonds
5.200%, 05/15/49	252,000	200,869
Colombia TES
6.250%, 07/09/36 (COP)	1,422,000,000	283,837
7.000%, 06/30/32 (COP)	661,100,000	152,987
7.250%, 10/26/50 (COP)	991,300,000	184,901
7.750%, 09/18/30 (COP)	5,163,600,000	1,296,587
12.000%, 03/13/58 (COP)	816,000,000	235,426
12.500%, 02/27/30 (COP)	1,104,400,000	324,663
13.250%, 02/09/33 (COP)	1,668,200,000	513,497
Security Description	Principal Amount*	Value

Sovereign—(Continued)
Costa Rica Government International Bonds
7.158%, 03/12/45 (Reg-S)	200,000	$220,836
Czech Republic Government Bonds
3.600%, 06/03/36 (CZK)	27,120,000	1,179,666
4.000%, 04/04/44 (CZK)	8,450,000	349,383
Dominican Republic International Bonds
4.500%, 01/30/30 (144A)	150,000	144,428
10.500%, 03/15/37 (144A) (DOP)	15,400,000	273,620
10.750%, 06/01/36 (144A) (DOP)	11,000,000	194,836
Ecuador Government International Bonds
6.900%, 07/31/35 (Reg-S) (k)	79,000	72,483
Gabon Government International Bonds
7.000%, 11/24/31 (Reg-S)	213,000	181,374
Hungary Government Bonds
3.000%, 10/27/38 (HUF)	181,510,000	472,859
6.250%, 09/23/37 (HUF)	133,680,000	471,452
7.000%, 10/24/35 (HUF)	270,130,000	988,463
Indonesia Government International Bonds
2.850%, 02/14/30	2,172,000	2,031,125
3.050%, 03/12/51	1,965,000	1,256,544
Indonesia Treasury Bonds
6.625%, 05/15/33 (IDR)	1,773,000,000	95,153
7.000%, 02/15/33 (IDR)	2,641,000,000	145,134
8.250%, 06/15/32 (IDR)	343,000,000	20,129
Italy Buoni Poliennali Del Tesoro
2.850%, 02/01/31 (Reg-S) (EUR)	8,761,000	9,955,761
3.450%, 02/01/36 (Reg-S) (EUR)	2,494,000	2,825,667
Lebanon Government International Bonds
6.250%, 11/04/24 (Reg-S) (i)	130,000	31,889
6.650%, 11/03/28 (Reg-S) (i)	80,000	19,991
6.850%, 03/23/27 (Reg-S) (i)	225,000	55,811
Mexico Bonos
7.000%, 09/03/26 (MXN)	29,913,800	1,709,675
7.750%, 11/13/42 (MXN)	27,931,000	1,364,087
8.000%, 02/21/36 (MXN)	5,510,000	293,887
8.000%, 04/29/55 (MXN)	430,000	20,805
8.500%, 03/01/29 (MXN)	3,730,000	216,281
Mexico Government International Bonds
2.659%, 05/24/31	3,275,000	2,885,766
4.500%, 01/31/50 (e)	4,504,000	3,323,952
5.375%, 03/22/33	200,000	195,410
6.050%, 01/11/40	128,000	123,968
6.250%, 08/27/37 (e)	200,000	200,059
6.350%, 02/09/35	200,000	204,300
7.375%, 05/13/55	271,000	287,125
Oriental Republic of Uruguay
5.250%, 09/10/60	14,464	13,408
Pakistan Global Sukuk Programme Co. Ltd.
7.950%, 01/31/29 (Reg-S)	200,000	205,436
Panama Government International Bonds
3.875%, 03/17/28	7,509,000	7,381,347
8.875%, 09/30/27	679,000	711,185
Paraguay Government International Bonds
8.500%, 04/04/38 (144A) (PYG)	1,131,000,000	177,951
Peru Government International Bonds
1.862%, 12/01/32	11,000	9,105
See accompanying notes to financial statements.
BHFTII-54

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Foreign Government—(Continued)
Security Description	Principal Amount*	Value

Sovereign—(Continued)
Peru Government International Bonds
2.783%, 01/23/31	17,000	$15,650
3.550%, 03/10/51	2,017,000	1,414,320
5.400%, 08/12/34 (Reg-S) (PEN)	2,000,000	570,391
6.200%, 06/30/55	8,000	8,248
7.600%, 08/12/39 (Reg-S) (PEN)	1,143,000	357,940
Philippines Government Bonds
6.000%, 08/20/30 (PHP)	54,850,000	868,062
6.375%, 07/27/30 (PHP)	16,320,000	262,643
6.375%, 04/28/35 (PHP)	25,000,000	390,330
Philippines Government International Bonds
3.000%, 02/01/28	1,834,000	1,795,428
3.200%, 07/06/46	2,044,000	1,427,314
Republic of Poland Government Bonds
1.750%, 08/25/31 (PLN) (n)	488,254	125,981
2.000%, 08/25/36 (PLN) (n)	575,450	140,005
4.000%, 07/25/31 (PLN)	529,000	136,051
5.000%, 01/25/30 (PLN)	1,700,000	461,143
5.000%, 10/25/34 (PLN)	2,099,000	554,254
5.000%, 10/25/35 (PLN)	4,691,000	1,227,789
Republic of South Africa Government Bonds
7.000%, 02/28/31 (ZAR)	44,945,610	2,649,817
8.000%, 01/31/30 (ZAR)	35,241,723	2,169,475
8.500%, 01/31/37 (ZAR)	3,511,672	213,213
8.750%, 02/28/48 (ZAR)	4,652,000	279,001
Republic of South Africa Government International Bonds
7.950%, 11/19/54 (144A)	200,000	215,988
Republic of Uzbekistan International Bonds
5.375%, 05/29/27 (Reg-S) (EUR)	113,000	130,783
Romania Government International Bonds
4.625%, 03/04/33 (144A) (EUR)	19,000	21,044
5.250%, 05/30/32 (Reg-S) (EUR)	111,000	129,440
5.375%, 06/07/33 (144A) (EUR)	28,000	32,301
6.125%, 10/07/37 (144A) (EUR)	28,000	32,546
6.500%, 10/07/45 (144A) (EUR)	23,000	26,537
Spain Government Bonds
2.600%, 05/31/31 (EUR)	7,548,000	8,541,741
3.300%, 04/30/36 (Reg-S) (EUR)	12,308,000	14,064,855
3.400%, 10/31/36 (Reg-S) (EUR)	1,231,000	1,413,135
Sri Lanka Government International Bonds
3.600%, 06/15/35 (Reg-S) (k)	86,000	71,714
4.000%, 04/15/28 (Reg-S)	14,310	13,819
Turkiye Government Bonds
26.200%, 10/05/33 (TRY)	5,610,000	103,088
27.700%, 09/27/34 (TRY)	5,574,000	107,187
30.000%, 09/12/29 (TRY)	5,441,738	104,979
31.080%, 11/08/28 (TRY)	4,713,564	93,507
Ukraine Government International Bonds
Zero Coupon, 02/01/30 (144A) (k)	5,000	3,575
Zero Coupon, 02/01/35 (144A) (k)	9,400	5,634
3.000%, 02/01/36 (Reg-S) (k)	164,100	98,248
4.500%, 02/01/36 (144A) (k)	11,400	7,799
4.500%, 02/01/36 (Reg-S) (k)	71,700	49,113
Uruguay Government International Bonds
4.375%, 10/27/27	844,391	843,505
5.100%, 06/18/50	1,478,733	1,382,615
Security Description	Principal Amount*	Value

Sovereign—(Continued)
Uruguay Government International Bonds
8.000%, 10/29/35 (UYU)	11,726,557	$297,960
9.750%, 07/20/33 (UYU)	3,960,538	109,431
Venezuela Government International Bonds
9.250%, 09/15/27 (i)	75,000	36,750
11.950%, 08/05/31 (Reg-S) (i)	187,000	100,980
Total Foreign Government (Cost $97,139,156)		93,058,946

Floating Rate Loans (o)—1.0%
Agriculture — 0.0%
Hydrofarm Holdings LLC
2021 Term Loan, 10/25/28 (i)	346,842	190,763
Chemicals — 0.0%
Flexsys Holdings, Inc.
2025 Second Out Refinancing Term Loan, 9.341%, 6M TSFR + 5.250%, 08/01/29	340,344	33,467
Commercial Services — 0.1%
Allied Universal Holdco LLC
2025 USD Term Loan B, 6.894%, 1M TSFR + 3.250%, 08/20/32	591,319	592,086
Interface Security Systems LLC
Term Loan, 11/23/27 † (f) (g) (i)	2,208,668	634,992
Medical Solutions Holdings, Inc.
2026 Exchange FLSO Term Loan, 7.296%, 3M TSFR + 3.500%, 11/01/30	79,460	19,865
2026 Exchange FLTO Term Loan, 10.796%, 1M TSFR + 7.000%, 11/03/31	132,890	19,934
USAVFLOW II Ltd.
Term Loan B, 10.121%, 1M TSFR + 6.500%, 08/16/29 † (f) (g)	239,687	240,598
		1,507,475
Computers — 0.5%
Alorica, Inc.
2022 Term Loan, 10.519%, 1M TSFR + 6.875%, 12/21/27 † (f) (g)	775,358	760,859
Coreweave Compute Acquisition Co. II LLC
Delayed Draw Term Loan, 13.281% - 13.352%, 3M TSFR + 9.620%, 07/31/28 † (f) (g) (p)	1,419,280	1,426,377
Coreweave Compute Acquisition Co. IV LLC
2024 Delayed Draw Term Loan, 9.644% - 9.732%, 1M TSFR + 6.000%, 3M TSFR + 6.000%, 05/16/29 † (f) (g) (p)	1,165,291	1,174,030
2025 5th Amendment Delayed Draw Term Loan, 7.982% - 9.916%, 3M TSFR + 4.250%, 09/30/30 † (f) (g) (p)	1,098,947	1,081,144
Coreweave Compute Acquisition Co. VIII LLC
2026 4000MM Delayed Draw Term Loan, 2.000% - 5.831%, 03/31/32 (p) (q)	7,241,000	7,259,103
Coreweave Financing DDTL V LLC
Delayed Draw Term Loan, 8.120%, 3M TSFR + 4.500%, 11/17/31 (q)	1,032,000	1,054,188
		12,755,701
See accompanying notes to financial statements.
BHFTII-55

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Floating Rate Loans (o)—(Continued)
Security Description	Principal Amount*	Value

Cosmetics/Personal Care — 0.0%
Euro Parfums Fze
2025 Upsize Term Loan, 8.995%, 6M TSFR + 5.250%, 09/01/28 (f) (g)	108,370	$107,969
Term Loan B, 8.995%, 6M TSFR + 5.250%, 06/23/28 (f) (g)	152,585	152,021
		259,990
Diversified Financial Services — 0.1%
Garfunkelux Holdco 3 SA
EUR Term Loan, 7.043%, 3M EURIBOR + 4.750%, 08/01/28 (EUR)	868,000	976,900
Electric — 0.0%
CPV Fairview LLC
2025 Term Loan, 6.232%, 3M TSFR + 2.500%, 08/14/31	217,032	217,575
Kestrel Acquisition LLC
2026 Term Loan, 6.482% - 8.500%, PRIME + 1.750%, 3M TSFR + 2.750%, 11/06/31 (p)	223,470	223,749
Ohio Power Partners LLC
Term Loan, 6.394%, 1M TSFR + 2.750%, 11/12/32	176,969	176,969
		618,293
Energy-Alternate Sources — 0.0%
West Deptford Energy Holdings LLC
2025 Term Loan, 7.644% - 9.750%, PRIME + 3.000%, 1M TSFR + 4.000%, 07/24/32 (p)	249,139	249,139
Engineering & Construction — 0.0%
ITG Communications LLC
Term Loan B, 8.394%, 1M TSFR + 4.750%, 07/09/31	438,776	433,291
Entertainment — 0.1%
Argento LLC
Term Loan A, 7.644%, 1M TSFR + 4.000%, 04/30/31	512,000	512,000
ECL Entertainment LLC
2025 Term Loan B, 6.644%, 1M TSFR + 3.000%, 08/30/30	842,366	843,419
J&J Ventures Gaming LLC
2025 Repriced Term Loan B, 7.144%, 1M TSFR + 3.500%, 04/26/30	309,428	308,627
Maverick Gaming LLC
2024 Second Out Term Loan, 06/05/28 † (f) (g) (i)	469,331	0
Peninsula Pacific Entertainment LLC
2025 Term Loan B, 8.596%, 6M TSFR + 4.750%, 10/01/32	743,401	744,331
RunItOneTime LLC
2nd Amendment Final New Money DIP Term Loan, 16.144%, 1M TSFR + 12.500%, 10/15/26 (f) (g)	135,809	135,306
2nd Amendment Roll Up Term Loan, 4.644%, 1M TSFR + 1.000%, 11.500% PIK, 10/15/26 (f) (g) (h)	295,292	193,416
Roll-Up DIP Term Loan, 16.144%, 1M TSFR + 12.500%, 10/15/26 (f) (g)	14,421	9,446
		2,746,545
Security Description	Principal Amount*	Value

Lodging — 0.1%
Spectacle Gary Holdings LLC
2021 Term Loan B, 8.132%, 3M TSFR + 4.250%, 12/11/28	1,153,725	$1,130,169
Media — 0.1%
CSC Holdings LLC
2019 Term Loan B5, 8.250%, PRIME + 1.500%, 04/15/27	151,832	106,354
DirecTV Financing LLC
2025 Term Loan B, 9.163%, 3M TSFR + 5.500%, 02/17/31	468,220	470,151
Discovery Global Holdings, Inc.
2026 USD Term Loan B, 6.144%, 1M TSFR + 2.500%, 06/03/33	923,884	925,288
		1,501,793
Office/Business Equipment — 0.0%
Xerox Holdings Corp.
2023 Non-CoOp Term Loan, 7.627% - 7.732%, 1M TSFR + 4.000%, 3M TSFR + 4.000%, 6M TSFR + 4.000%, 11/19/29 (p)	91,792	67,467
Pipelines — 0.0%
Crescent Midstream Operating LLC
Term Loan B, 7.399%, 3M TSFR + 3.750%, 02/18/33	518,000	522,209
Software — 0.0%
ConnectWise LLC
2021 Term Loan B, 7.494%, 3M TSFR + 3.500%, 09/29/28	400,640	370,091
Telecommunications — 0.0%
Connect Finco SARL
2024 Extended Term Loan B, 8.144%, 1M TSFR + 4.500%, 09/27/29	514,477	516,406
Total Floating Rate Loans (Cost $26,216,356)		23,879,699

Municipals—0.6%
American Municipal Power, Inc.
8.084%, 02/15/50	510,000	633,579
Bay Area Toll Authority
7.043%, 04/01/50	909,320	1,032,598
City of San Antonio Electric & Gas Systems Revenue
5.808%, 02/01/41	875,000	904,009
Los Angeles Community College District, General Obligation Unlimited
6.600%, 08/01/42	785,000	827,070
Metropolitan Transportation Authority
6.668%, 11/15/39	170,000	183,515
6.814%, 11/15/40	165,000	181,606
Municipal Electric Authority of Georgia
6.637%, 04/01/57	437,000	466,564
New Jersey Turnpike Authority
7.414%, 01/01/40	492,000	574,183
See accompanying notes to financial statements.
BHFTII-56

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Municipals—(Continued)
Security Description	Principal Amount*/ Shares	Value

New York City Municipal Water Finance Authority
5.882%, 06/15/44	270,000	$268,285
New York State Dormitory Authority
5.389%, 03/15/40	355,000	353,651
Port Authority of New York & New Jersey
4.960%, 08/01/46	1,350,000	1,288,868
Port of Beaumont Navigation District
10.000%, 07/01/26	1,005,000	1,005,000
State of California, General Obligation Unlimited
4.600%, 04/01/38	3,765,000	3,783,507
7.550%, 04/01/39	780,000	925,793
State of Illinois, General Obligation Unlimited
5.100%, 06/01/33	2,400,131	2,424,707
State of Texas, General Obligation Unlimited
5.517%, 04/01/39	768,594	778,796
University of California
4.858%, 05/15/2112	239,000	198,046
Total Municipals (Cost $17,500,092)		15,829,777

Common Stocks—0.3%
Aerospace & Defense — 0.0%
Applied Aerospace & Defense, Inc. (r)	278	6,333
Boeing Co. (r)	174	37,666
General Electric Co.	51	19,060
		63,059
Banks — 0.1%
Flagstar Bank NA (e) (l)	64,367	961,643
Building Products — 0.0%
Carrier Global Corp.	257	18,851
Trane Technologies PLC	81	39,784
		58,635
Capital Markets — 0.0%
Wealthfront Corp. † (r)	7,951	71,082
Chemicals — 0.0%
Methanex Corp.	2,886	133,189
Communications Equipment — 0.0%
Vistance Networks, Inc. (r)	26,663	340,753
Electric Utilities — 0.0%
PG&E Corp.	9,603	161,522
Electrical Equipment — 0.0%
Freewire Technologies † (f) (g) (r)	25	0
GE Vernova, Inc.	28	32,896
Innio NV (r)	104	4,113
		37,009
Energy Equipment & Services — 0.0%
EagleRock Land LLC - Class A (r)	66	1,402
Security Description	Shares	Value
Energy Equipment & Services—(Continued)
Solaris Energy Infrastructure, Inc.	11,839	$952,566
		953,968
Entertainment — 0.0%
Walt Disney Co.	1,123	108,089
Hotels, Restaurants & Leisure — 0.1%
Caesars Entertainment, Inc. (r)	10,022	302,464
Genius Sports Ltd. (e) (r)	82,693	501,120
Six Flags Entertainment Corp. (e) (r)	7,778	165,671
Sonder Holdings, Inc. - Class A † (r)	4,351	0
		969,255
Household Durables — 0.0%
Century Communities, Inc.	4,198	300,829
KB Home	1,549	96,952
Meritage Homes Corp.	3,360	281,736
		679,517
Independent Power and Renewable Electricity Producers — 0.0%
Fervo Energy Co. - Class A (r)	302	8,827
IT Services — 0.0%
CoreWeave, Inc. - Class A (e) (r)	1,184	117,855
Machinery — 0.0%
Palladyne AI Corp. (r)	1,162	7,065
Media — 0.1%
AMC Global Media, Inc. - Class A (e) (r)	19,920	198,802
EchoStar Corp. - Class A (e) (l) (r)	15,320	1,554,980
		1,753,782
Metals & Mining — 0.0%
Algoma Steel Group, Inc. (r)	43,096	174,539
Oil, Gas & Consumable Fuels — 0.0%
APA Corp.	4,300	140,051
Expand Energy Corp.	5	456
Marathon Petroleum Corp.	657	167,975
PBF Energy, Inc. - Class A	3,439	156,543
SM Energy Co.	8,378	218,666
Valero Energy Corp.	341	88,810
Williams Cos., Inc.	167	12,415
		784,916
Pharmaceuticals — 0.0%
Eli Lilly & Co.	22	26,387
Semiconductors & Semiconductor Equipment — 0.0%
Cerebras Systems, Inc. - Class A (r)	17	3,757
First Solar, Inc. (r)	51	12,034
		15,791
Software — 0.0%
Synopsys, Inc. (r)	71	31,671
See accompanying notes to financial statements.
BHFTII-57

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares/ Principal Amount*	Value
Software—(Continued)
Zoom Communications, Inc. (r)	232	$20,024
		51,695
Trading Companies & Distributors — 0.0%
QXO, Inc. (e) (r)	3,424	59,167
Wireless Telecommunication Services — 0.0%
WOM New Holdco (g) (r)	1,032	15,481
Total Common Stocks (Cost $7,997,117)		7,553,226

Preferred Stocks—0.3%
Electronic Equipment, Instruments & Components — 0.0%
DroneBase, Inc. Series E-3 † (f) (g) (r)	164,935	125,334
Home Builders — 0.1%
Dream Finders Homes, Inc., 9.000%, 09/08/26 † (f) (g)	2,628	2,624,715
IT Services — 0.2%
Versa Networks, Inc. - Series E, 12.000% PIK † (f) (g) (h)	678,151	4,611,427
Software — 0.0%
Lessen Holdings, Inc. † (f) (g) (r)	23,458	0
Total Preferred Stocks (Cost $5,048,899)		7,361,476

Convertible Bonds—0.1%
Commercial Services — 0.0%
Hertz Corp.
6.750%, 07/01/30 (144A) (h)	32,000	29,892
Diversified Financial Services — 0.0%
WOM Chile Holdco SpA
5.000%, 5.000% PIK, 04/01/32 (144A) (h)	575,305	514,443
Energy-Alternate Sources — 0.0%
Stem, Inc.
0.500%, 12/01/28 (144A)	102,000	45,584
Media — 0.0%
AMC Global Media, Inc.
4.250%, 02/15/29	95,000	100,676
DISH Network Corp.
3.375%, 08/15/26	130,000	121,101
		221,777
Oil & Gas Services — 0.1%
Solaris Energy Infrastructure, Inc.
0.250%, 10/01/31	728,000	1,169,962
Security Description	Principal Amount*/ Shares	Value
Software — 0.0%
Core Scientific, Inc.
Zero Coupon, 06/15/31 (144A)	71,000	$98,675
Total Convertible Bonds (Cost $1,659,318)		2,080,333

Convertible Preferred Stocks—0.0%
Aerospace & Defense — 0.0%
Boeing Co., 6.000%, 10/15/27	5,400	363,420
Interactive Media & Services — 0.0%
Alphabet, Inc. - Series A, 6.250%, 05/15/29	3,600	183,204
Alphabet, Inc. - Series B, 6.250%, 05/15/29	3,600	181,080
		364,284
IT Services — 0.0%
Cohesity Global, Inc. - Series G-1 (r)	1,382	26,949
Cohesity Global, Inc. - Series G (r)	2,000	38,000
		64,949
Total Convertible Preferred Stocks (Cost $697,440)		792,653

Warrants—0.0%
Hotels, Restaurants & Leisure — 0.0%
Sonder Holdings, Inc. Expires 04/11/30 † (f) (g) (r)	43,128	0
Sonder Holdings, Inc. Expires 12/30/29 † (f) (g) (r)	4,323	0
		0
IT Services — 0.0%
Versa Networks, Inc., Expires 10/07/32 † (f) (g) (r)	83,584	439,652
Machinery — 0.0%
Palladyne AI Corp., Expires 09/24/26 (r)	102,425	3,226
Oil & Gas — 0.0%
Insight M, Inc., Expires 01/31/29 (f) (g) (r)	499,269	0
Software — 0.0%
Aurora Innovation, Inc., Expires 11/03/26 (r)	2,636	844
Specialty Retail — 0.0%
EVgo, Inc., Expires 07/01/26 (r)	12,581	94
Total Warrants (Cost $157,532)		443,816

Escrow Shares—0.0%
Oil & Gas — 0.0%
Chesapeake Energy Corp. (f) (g) (r)	100,000	0
See accompanying notes to financial statements.
BHFTII-58

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Escrow Shares—(Continued)
Security Description	Shares/ Principal Amount*	Value

Savings & Loans — 0.0%
Washington Mutual, Inc. (f) (g) (r)	8,777,000	$0
Total Escrow Shares (Cost $0)		0

Short-Term Investments—2.4%
Repurchase Agreement—2.4%
Fixed Income Clearing Corp.
Repurchase Agreement dated 06/30/26 at 2.500%, due on 07/01/26, with a maturity value of $60,465,723; collateralized by U.S. Treasury Note at 4.000%, maturing 12/15/27, with a market value of $61,670,887	60,461,525	60,461,525
Total Short-Term Investments (Cost $60,461,525)		60,461,525

Securities Lending Reinvestments (s)—0.4%
Short-Term Investment Funds—0.3%
Allspring Government Money Market Fund, Select Class 3.570% (t)	1,000,000	1,000,000
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class 3.520% (t)	1,000,000	1,000,000
Fidelity Investments Money Market Government Portfolio, Class I 3.530% (t)	1,000,000	1,000,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 3.530% (t)	1,000,000	1,000,000
Invesco STIT-Government & Agency Portfolio, Institutional Class 3.570% (t)	1,000,000	1,000,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares 3.560% (t)	1,000,000	1,000,000
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.580% (t)	500,000	500,000
		6,500,000

Repurchase Agreements—0.1%
Bank of Montreal
Repurchase Agreement dated 06/30/26 at 3.750%, due on 07/01/26 with a maturity value of $100,010; collateralized by various Common Stock with an aggregate market value of $111,459	100,000	100,000
Bank of Nova Scotia
Repurchase Agreement dated 06/30/26 at 3.770%, due on 07/01/26 with a maturity value of $500,052; collateralized by various Common Stock with an aggregate market value of $555,905	500,000	500,000
Barclays Capital, Inc.
Repurchase Agreement dated 06/30/26 at 3.680%, due on 07/01/26 with a maturity value of $200,020; collateralized by U.S. Treasury Obligations with rates ranging from 3.500% - 4.625%, maturity dates ranging from 01/31/28 - 05/31/31, and an aggregate market value of $204,000	200,000	200,000
Security Description	Principal Amount*	Value
Repurchase Agreements—(Continued)
Jefferies LLC
Repurchase Agreement dated 06/30/26 at 3.690%, due on 07/01/26 with a maturity value of $1,163,171; collateralized by U.S. Government Agency Obligations with rates ranging from 4.628% - 6.500%, maturity dates ranging from 07/25/55 - 06/20/56, and an aggregate market value of $1,186,317	1,163,052	$1,163,052
National Bank Financial, Inc.
Repurchase Agreement dated 06/30/26 at 3.770%, due on 07/01/26 with a maturity value of $50,005; collateralized by various Common Stock with an aggregate market value of $55,730	50,000	50,000
Societe Generale
Repurchase Agreement dated 06/30/26 at 3.630%, due on 07/01/26 with a maturity value of $100,010; collateralized by U.S. Treasury Obligations with rates ranging from 0.625% - 1.625%, maturity dates ranging from 12/31/27 - 11/15/50, and an aggregate market value of $102,000	100,000	100,000
		2,113,052
Total Securities Lending Reinvestments (Cost $8,613,052)		8,613,052
Total Purchased Options—0.0% (u) (Cost $943,178)		882,452
Total Investments—111.4% (Cost $2,887,136,161)		2,772,704,840
Unfunded Loan Commitments—(0.2)% (Cost $(5,425,481))		(5,425,481)
Net Investments—111.2% (Cost $2,881,710,680)		2,767,279,359
Other assets and liabilities (net)—(11.2)%		(278,535,773)
Net Assets—100.0%		$2,488,743,586

*	Principal amount stated in U.S. dollars unless otherwise noted.
†
Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of June 30, 2026, the market value of restricted securities was
$23,279,450, which is 0.9% of net assets. See  details shown in the Restricted Securities table that follows.

(a)
Variable or floating rate security. The stated rate represents the rate at June 30, 2026.
Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

(b)	Principal only security.
(c)	Interest only security.
(d)
TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement date.

(e)	All or a portion of the security was held on loan. As of June 30, 2026, the market value of
See accompanying notes to financial statements.
BHFTII-59

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)

securities loaned was $28,518,278 and the collateral received consisted of cash in the amount of $8,613,052 and non-cash collateral with a value of $21,567,208. The cash collateral investments are disclosed in the Schedule of Investments and categorized as
Securities Lending Reinvestments. The non-cash collateral received consists of U.S.
government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio. As such, this collateral is excluded from the Statement of Assets and Liabilities.

(f)	Security was valued in good faith under procedures subject to oversight by the Board of Trustees. As of June 30, 2026, these securities represent 1.7% of net assets.
(g)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(h)	Payment-in kind security for which part of the income earned may be paid as additional principal.
(i)	Non-income producing; security is in default and/or issuer is in bankruptcy.
(j)	Perpetual bond with no specified maturity date.
(k)	Security is a “step up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(l)	All or a portion of the security was pledged as collateral against open OTC derivative contracts. As of June 30, 2026, the market value of securities pledged was $5,054,675.
(m)	All or a portion of the security was pledged as collateral against open futures contracts. As of June 30, 2026, the market value of securities pledged was $5,630,395.
(n)	Principal amount of security is adjusted for inflation.
(o)
Floating rate loans ("Senior Loans") often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy.
As a result, the actual remaining maturity may be substantially less than the stated
maturities shown. However, Senior Loans will generally have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are determined periodically by reference to a base lending rate, plus a spread. These base rates are primarily the Secured Overnight Financing Rate and secondarily, the prime rate offered by one or more major United States banks. Base lending rates may be subject to a floor, or a minimum rate.

(p)	The stated interest rates represent the range of rates applicable to the underlying contracts within the loan tranche as of June 30, 2026.
(q)
Unfunded or partially unfunded loan commitments. The Portfolio may enter into certain credit agreements for which all or a portion may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion.

(r)	Non-income producing security.
(s)	Represents investment of cash collateral received from securities on loan as of June 30, 2026.
(t)	The rate shown represents the annualized seven-day yield as of June 30, 2026.
(u)	For a breakout of open positions, see details shown in the Purchased Options table that follows.
(144A)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2026, the market value of 144A securities was
$666,696,583, which is 26.8% of net assets.

(Reg-S)
Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. As of
June 30, 2026, the market value of Regulation S securities was $50,149,918, which is 2.0%
of net assets.

See accompanying notes to financial statements.
BHFTII-60

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)

Restricted Securities	Acquisition Date	Shares/ Principal Amount		Cost	Value
Alorica, Inc., 10.519%, 12/21/27	01/26/23	USD	775,358	$773,026	$760,859
Continuum Energy Pte. Ltd., 12.850%, 09/11/27	05/16/24-06/11/26	USD	1,565,067	1,559,370	1,555,363
Coreweave Compute Acquisition Co. II LLC, 13.281% - 13.352%, 07/31/28	07/31/23	USD	1,419,280	1,418,817	1,426,377
Coreweave Compute Acquisition Co. IV LLC, 7.982% - 9.916%, 09/30/30	09/29/25	USD	1,098,947	1,093,406	1,081,144
Coreweave Compute Acquisition Co. IV LLC, 9.644% - 9.732%, 05/16/29	05/20/24	USD	1,165,291	1,165,290	1,174,030
Dream Finders Homes, Inc., 9.000%, 09/08/26	09/29/21		2,628	2,601,720	2,624,715
DroneBase, Inc. Series E-3	01/28/26		164,935	164,500	125,334
Freewire Technologies	03/21/24		25	25	0
Homes by WestBay LLC, 11.000%, 02/06/30	02/06/24	USD	3,134,000	3,096,868	3,024,310
Interface Security Systems LLC, 11/23/27	08/13/19-05/29/26	USD	2,208,668	1,955,767	634,992
Lessen Holdings, Inc.	01/05/23		23,458	303,694	0
Lessen Holdings, Inc., 12.435%, 01/05/28	01/05/23-03/31/25	USD	1,853,537	1,830,454	1,384,221
Maverick Gaming LLC, 06/05/28	04/03/24-01/03/25	USD	469,331	467,513	0
New Generation Gas Gathering LLC, 9.270%, 09/30/29	09/30/24-08/28/25	USD	1,425,540	1,410,468	1,434,521
Oceana Australian Fixed Income Trust, 10.500%, 07/31/28	01/14/25	AUD	639,000	395,509	439,094
Oceana Australian Fixed Income Trust, 12.500%, 07/31/27	08/31/23	AUD	759,000	491,794	534,059
Oceana Australian Fixed Income Trust, 12.500%, 07/31/26	08/31/23	AUD	456,000	295,465	316,122
Pioneer Opco LLC, 7.000%, 05/15/33	05/07/26	USD	50,000	50,000	50,880
Service Properties Trust, Zero Coupon, 09/30/28	09/15/25	USD	318,000	284,688	294,853
Service Properties Trust, 4.375%, 02/15/30	07/24/25	USD	100,000	89,080	90,246
Service Properties Trust, 8.875%, 06/15/32	05/17/24-01/21/26	USD	715,000	695,681	736,135
Sonder Holdings, Inc., Zero Coupon, 12/10/27	06/10/24-09/30/25	USD	212,450	209,521	0
Sonder Holdings, Inc., Zero Coupon, 01/19/27	01/19/22-09/30/25	USD	1,594,922	1,587,412	0
Sonder Holdings, Inc. - Class A	08/13/24		4,351	43	0
Sonder Holdings, Inc. Expires 04/11/30	04/11/25		43,128	0	0
Sonder Holdings, Inc. Expires 12/30/29	12/30/24		4,323	0	0
USAVFLOW II Ltd., 10.121%, 08/16/29	08/20/24	USD	239,687	239,688	240,598
Versa Networks, Inc. - Series E	10/14/22		678,151	1,978,985	4,611,427
Versa Networks, Inc., Expires 10/07/32	10/14/22		83,584	0	439,652
VoltaGrid LLC, 7.375%, 11/01/30	10/28/25	USD	221,000	221,000	229,436
Wealthfront Corp.	12/12/25-01/14/26		7,951	83,891	71,082
					$23,279,450
TBA Forward Sale Commitments
Security Description	Interest Rate	Maturity	Face Amount	Cost	Value
Government National Mortgage Association, TBA	3.000%	TBA	$(919,000)	$(816,362)	$(815,182)
Uniform Mortgage-Backed Security, TBA	1.500%	TBA	(2,697,000)	(2,392,903)	(2,402,016)
Uniform Mortgage-Backed Security, TBA	2.000%	TBA	(15,131,000)	(12,720,067)	(12,718,912)
Uniform Mortgage-Backed Security, TBA	4.500%	TBA	(18,490,000)	(17,436,476)	(17,519,102)
Totals				$(33,365,808)	$(33,455,212)
Securities in the amount of $334,826 have been received at the custodian bank as collateral for TBA securities.
Investment Transactions
Aggregate cost of purchases and proceeds of sales of investment securities, including mortgage dollar roll and TBA transactions but excluding short-term securities, for the six months ended June 30, 2026 were as follows:
Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$4,516,424,089	$1,082,202,549	$4 ,704,845,521	$1,101,714,244
See accompanying notes to financial statements.
BHFTII-61

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Purchases and sales of mortgage dollar rolls and TBA transactions for the six months ended June 30, 2026 were as follows:
Purchases	Sales
$4,370,085,256	$4,516,364,923
The following table provides a breakdown of transactions accounted for as secured borrowings, the gross obligations by the type of collateral pledged, and the remaining contractual maturities of those transactions.
Remaining Contractual Maturity of the Agreements As of June 30, 2026
	Overnight and Continuous	Up to 30 Days	31 - 90 Days	Greater than 90 days	Total
Securities Lending Transactions
Common Stocks	$(100,322)	$—	$—	$—	$(100,322)
Corporate Bonds & Notes	(8,309,252)	—	—	—	(8,309,252)
Foreign Government	(203,478)	—	—	—	(203,478)
Total Borrowings	$(8,613,052)	$—	$—	$—	$(8,613,052)
Gross amount of recognized liabilities for securities lending transactions					$(8,613,052)
Investments in Derivative Instruments
Forward Foreign Currency Exchange Contracts
Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
ARS	128,419,830	CBNA	07/22/26	USD	89,460	$(3,888)
AUD	758,693	HSBC	07/24/26	USD	530,925	(5,848)
AUD	284,900	HSBC	07/24/26	USD	199,355	(2,181)
BRL	1,936,470	BBP	07/02/26	USD	375,000	118
BRL	2,853,920	BBP	07/02/26	USD	552,665	173
BRL	21,407,012	BBP	07/02/26	USD	4,145,497	1,301
BRL	15,840,454	BBP	07/02/26	USD	3,060,011	8,476
BRL	15,963,308	BBP	08/04/26	USD	3,067,525	1,054
BRL	481,754	BNP	07/02/26	USD	93,000	321
BRL	1,103,793	BNP	07/02/26	USD	213,227	591
BRL	390,713	BNP	07/02/26	USD	75,000	686
BRL	593,883	BNP	07/02/26	USD	114,000	1,042
BRL	319,920	CBNA	07/02/26	USD	62,000	(28)
BRL	965,053	CBNA	07/02/26	USD	186,426	516
BRL	1,314,558	CBNA	07/02/26	USD	253,942	703
BRL	16,266,437	GSI	07/02/26	USD	3,205,525	(54,519)
BRL	4,149,094	GSI	07/02/26	USD	817,636	(13,906)
BRL	314,619	GSI	07/02/26	USD	62,000	(1,055)
BRL	12,179	GSI	07/02/26	USD	2,353	6
BRL	1,902,938	GSI	07/02/26	USD	367,604	1,018
BRL	2,853,920	GSI	07/02/26	USD	551,312	1,527
BRL	21,407,012	GSI	07/02/26	USD	4,135,342	11,455
BRL	2,562,641	GSI	08/04/26	USD	491,964	645
BRL	13,563,730	HSBC	09/16/26	USD	2,559,460	20,877
BRL	1,617,000	MSIP	07/01/26	USD	312,663	569
BRL	1,648,500	MSIP	07/01/26	USD	318,754	580
BRL	9,367,850	MSIP	07/01/26	USD	1,811,368	3,298
BRL	314,594	MSIP	07/02/26	USD	62,000	(1,059)
BRL	12,179	MSIP	07/02/26	USD	2,348	11
BRL	321,569	MSIP	07/02/26	USD	62,120	172
BRL	3,670,225	MSIP	07/02/26	USD	709,003	1,964
BRL	324,059	MSIP	08/04/26	USD	62,000	293
BRL	3,698,636	MSIP	08/04/26	USD	707,636	3,342
CLP	1,139,379,392	HSBC	07/24/26	USD	1,267,484	(31,209)
CLP	635,543,510	HSBC	07/24/26	USD	707,000	(17,408)
See accompanying notes to financial statements.
BHFTII-62

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Forward Foreign Currency Exchange Contracts — (Continued)
Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
CNH	13,480,320	BOA	07/24/26	USD	1,992,229	$(4,301)
CNH	3,050,463	BOA	07/24/26	USD	451,000	(1,151)
CNH	3,308,745	MSIP	09/16/26	USD	491,136	(1,394)
COP	221,144,700	BOA	07/01/26	USD	64,219	477
COP	339,431,400	BOA	07/01/26	USD	98,569	732
COP	852,082,500	BBP	07/24/26	USD	246,000	2,032
COP	1,537,905,000	BBP	07/24/26	USD	444,000	3,668
COP	702,371,250	CBNA	07/17/26	USD	189,000	15,770
COP	1,081,428,750	CBNA	07/17/26	USD	291,000	24,280
COP	2,754,622,001	CBNA	07/17/26	USD	741,237	61,847
COP	2,061,789,860	CBNA	09/16/26	USD	569,178	23,338
COP	864,500,000	MSIP	07/01/26	USD	251,046	1,863
COP	1,326,500,000	MSIP	07/01/26	USD	385,208	2,859
COP	221,144,700	MSIP	07/01/26	USD	60,200	4,496
COP	339,431,400	MSIP	07/01/26	USD	92,400	6,901
COP	4,270,502,880	MSIP	09/16/26	USD	1,176,000	51,255
COP	105,224,878	SSBT	07/07/26	USD	27,352	3,394
COP	180,358,892	SSBT	07/24/26	USD	47,357	5,143
COP	406,233,950	SSBT	07/24/26	USD	109,258	8,992
COP	866,036,915	SSBT	07/24/26	USD	234,032	18,062
CZK	22,618,954	DBAG	07/24/26	USD	1,068,533	(3,533)
CZK	4,519,093	SSBT	07/24/26	USD	214,000	(1,221)
EGP	6,080,760	CBNA	07/27/26	USD	114,000	8,241
EGP	12,132,556	CBNA	07/27/26	USD	227,457	16,443
EUR	160,000	BBP	07/24/26	USD	181,979	1,000
EUR	224,000	BBP	07/24/26	USD	254,770	1,400
EUR	142,809	BNP	07/24/26	USD	162,824	495
EUR	184,191	BNP	07/24/26	USD	210,072	572
EUR	192,595	BNP	07/24/26	USD	219,588	667
EUR	248,405	BNP	07/24/26	USD	283,309	772
EUR	826,050	GSI	07/24/26	USD	947,321	(2,634)
EUR	913,161	GSI	07/24/26	USD	1,045,279	(971)
HUF	215,932,815	CBNA	07/24/26	USD	701,000	(8,171)
HUF	727,808,680	HSBC	07/24/26	USD	2,355,698	(20,495)
IDR	11,084,687,200	CBNA	09/16/26	USD	616,021	113
IDR	46,691,820,111	HSBC	09/17/26	USD	2,596,731	(1,588)
INR	8,432,878	BBP	07/13/26	USD	89,483	(471)
INR	6,166,312	BBP	07/13/26	USD	65,432	(345)
INR	180,217,457	BNP	07/24/26	USD	1,906,599	(6,157)
INR	10,775,622	BNP	07/24/26	USD	114,000	(368)
INR	11,752,650	CBNA	07/06/26	USD	123,000	1,122
INR	18,250,050	CBNA	07/06/26	USD	191,000	1,743
INR	15,419,653	GSI	07/13/26	USD	163,517	(758)
INR	11,275,262	GSI	07/13/26	USD	119,568	(554)
JPY	20,288,868	BNP	07/24/26	USD	125,000	(3)
KRW	657,267,608	CBNA	07/24/26	USD	426,653	(2,270)
KRW	294,061,690	CBNA	07/24/26	USD	191,000	(1,131)
KRW	286,363,740	CBNA	07/24/26	USD	186,000	(1,102)
MXN	4,426,109	CBNA	07/24/26	USD	253,000	(355)
MXN	3,271,472	CBNA	07/24/26	USD	187,000	(263)
MXN	1,181,600	GSI	08/18/26	USD	64,429	2,878
MXN	4,608,100	GSI	08/18/26	USD	250,744	11,747
MXN	12,565,624	HSBC	07/24/26	USD	723,000	(5,747)
MXN	29,538,903	MSIP	08/18/26	USD	1,568,666	113,959
MXN	18,640,235	SSBT	09/17/26	USD	1,062,610	(3,406)
MXN	34,489,979	UBSA	07/24/26	USD	1,984,853	(16,146)
MXN	67,524,514	UBSA	09/17/26	USD	3,839,190	(2,210)
MYR	2,197,837	BBP	07/24/26	USD	534,000	5,267
MYR	14,052,407	BBP	07/24/26	USD	3,414,259	33,677
See accompanying notes to financial statements.
BHFTII-63

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Forward Foreign Currency Exchange Contracts — (Continued)
Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
NGN	106,056,250	CBNA	07/28/26	USD	71,000	$4,919
NGN	222,093,737	CBNA	07/28/26	USD	148,682	10,301
PEN	3,111,507	CBNA	08/12/26	USD	909,000	(46)
PEN	1,697,808	CBNA	08/12/26	USD	496,000	(25)
PEN	94,692	CBNA	08/24/26	USD	27,936	(289)
PEN	863,236	DBAG	07/24/26	USD	253,000	(640)
PEN	634,632	DBAG	07/24/26	USD	186,000	(470)
PHP	8,007,284	BOA	08/24/26	USD	131,573	(1,234)
PHP	11,467,953	BNP	07/24/26	USD	189,000	(2,201)
PHP	11,285,922	BNP	07/24/26	USD	186,000	(2,166)
PHP	15,369,750	CBNA	07/24/26	USD	253,000	(2,645)
PHP	11,238,750	CBNA	07/24/26	USD	185,000	(1,934)
PHP	8,598,449	DBAG	08/24/26	USD	141,515	(1,553)
PLN	227,068	CIBC	08/24/26	USD	60,324	34
PLN	5,228,877	CIBC	09/16/26	USD	1,417,955	(28,031)
PLN	6,085,551	HSBC	07/24/26	USD	1,626,332	(8,667)
PLN	231,121	NWM	07/24/26	USD	61,421	16
THB	93,124,036	HSBC	07/24/26	USD	2,846,585	(38,388)
THB	26,950,530	HSBC	07/24/26	USD	820,000	(7,295)
TRY	6,995,951	BNP	08/24/26	USD	143,064	721
TWD	11,900,600	GSI	07/01/26	USD	379,000	(5,431)
TWD	7,755,800	GSI	07/01/26	USD	247,000	(3,540)
ZAR	34,870,642	CIBC	07/24/26	USD	2,118,569	6,407
ZAR	4,071,292	CBNA	07/24/26	USD	248,000	100
ZAR	5,204,031	CBNA	07/24/26	USD	317,000	127
ZAR	63,937,870	CBNA	09/16/26	USD	3,839,190	40,253
ZAR	9,511,001	GSI	09/16/26	USD	571,390	5,692
ZAR	38,976,909	GSI	09/16/26	USD	2,335,239	29,692
ZAR	1,716,524	HSBC	07/24/26	USD	102,931	1,672
ZAR	1,708,341	SSBT	07/24/26	USD	101,650	2,454
ZAR	4,919,968	UBSA	07/24/26	USD	299,000	817

Contracts to Deliver
AUD	268,000	MSIP	07/24/26	USD	185,949	471
AUD	450,000	MSIP	07/24/26	USD	312,228	792
AUD	231,000	UBSA	09/16/26	USD	162,956	3,240
BRL	21,407,012	BBP	07/02/26	USD	4,135,342	(11,455)
BRL	2,853,920	BBP	07/02/26	USD	551,312	(1,527)
BRL	1,936,470	BBP	07/02/26	USD	374,081	(1,036)
BRL	15,840,454	BBP	07/02/26	USD	3,067,525	(963)
BRL	21,407,012	BBP	08/04/26	USD	4,113,593	(1,413)
BRL	2,853,920	BBP	08/04/26	USD	548,412	(188)
BRL	1,951,489	BBP	08/04/26	USD	375,000	(129)
BRL	593,883	BNP	07/02/26	USD	114,725	(318)
BRL	481,754	BNP	07/02/26	USD	93,064	(258)
BRL	390,713	BNP	07/02/26	USD	75,477	(209)
BRL	1,103,793	BNP	07/02/26	USD	217,000	3,182
BRL	1,314,558	CBNA	07/02/26	USD	252,000	(2,646)
BRL	965,053	CBNA	07/02/26	USD	185,000	(1,942)
BRL	319,920	CBNA	07/02/26	USD	61,801	(171)
BRL	16,266,437	GSI	07/02/26	USD	3,142,301	(8,704)
BRL	4,149,094	GSI	07/02/26	USD	801,509	(2,220)
BRL	314,619	GSI	07/02/26	USD	60,777	(168)
BRL	12,179	GSI	07/02/26	USD	2,400	41
BRL	1,902,938	GSI	07/02/26	USD	375,000	6,378
BRL	2,853,920	GSI	07/02/26	USD	562,404	9,565
BRL	21,407,012	GSI	07/02/26	USD	4,218,546	71,749
BRL	2,567,144	GSI	04/02/27	USD	467,689	(640)
See accompanying notes to financial statements.
BHFTII-64

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Forward Foreign Currency Exchange Contracts — (Continued)
Contracts to Deliver		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
BRL	9,367,850	MSIP	07/01/26	USD	1,751,000	$(63,666)
BRL	1,648,500	MSIP	07/01/26	USD	314,000	(5,334)
BRL	1,617,000	MSIP	07/01/26	USD	308,000	(5,233)
BRL	3,670,225	MSIP	07/02/26	USD	707,636	(3,331)
BRL	321,569	MSIP	07/02/26	USD	62,000	(292)
BRL	314,594	MSIP	07/02/26	USD	60,772	(168)
BRL	12,179	MSIP	07/02/26	USD	2,353	(7)
BRL	12,179	MSIP	08/04/26	USD	2,330	(11)
BRL	16,073,632	MSIP	09/16/26	USD	3,040,563	(17,253)
BRL	9,229,521	MSIP	09/16/26	USD	1,751,000	(4,806)
CAD	625,659	BBP	07/24/26	USD	442,000	433
CAD	1,997,000	GSI	09/16/26	USD	1,431,401	18,576
CAD	1,025,020	SSBT	07/24/26	USD	725,000	1,579
CLP	170,701,500	CBNA	07/24/26	USD	186,000	782
CLP	290,009,000	CBNA	07/24/26	USD	316,000	1,328
CLP	56,179,780	CBNA	10/09/26	USD	62,765	1,760
CLP	61,156,293	CBNA	10/09/26	USD	68,367	1,958
CLP	112,359,560	CBNA	10/09/26	USD	128,206	6,196
CLP	56,179,780	MSIP	10/09/26	USD	63,021	2,016
CLP	56,179,780	MSIP	10/09/26	USD	63,074	2,069
CLP	112,359,560	MSIP	10/09/26	USD	125,541	3,531
CLP	112,359,560	MSIP	10/09/26	USD	127,609	5,599
CNH	264,806	DBAG	07/02/26	USD	38,942	(53)
CNH	186,327	DBAG	07/02/26	USD	27,401	(37)
CNH	3,324,390	DBAG	08/24/26	USD	493,864	2,586
CNH	1,708,446	GSI	07/02/26	USD	251,242	(342)
CNH	1,202,124	GSI	07/02/26	USD	176,783	(241)
COP	339,431,400	BOA	07/01/26	USD	92,400	(6,901)
COP	221,144,700	BOA	07/01/26	USD	60,200	(4,496)
COP	4,111,602,335	BBP	07/24/26	USD	1,065,693	(131,151)
COP	409,284,624	CBNA	07/24/26	USD	117,712	(1,426)
COP	320,196,930	CBNA	07/24/26	USD	92,090	(1,116)
COP	218,851,544	CBNA	07/24/26	USD	63,820	115
COP	279,740,419	CBNA	07/24/26	USD	81,576	147
COP	4,052,790,954	CBNA	08/24/26	USD	1,165,399	(5,816)
COP	2,133,207,070	CBNA	09/16/26	USD	609,793	(3,247)
COP	1,326,500,000	MSIP	07/01/26	USD	379,000	(9,068)
COP	864,500,000	MSIP	07/01/26	USD	247,000	(5,909)
COP	339,431,400	MSIP	07/01/26	USD	98,569	(732)
COP	221,144,700	MSIP	07/01/26	USD	64,219	(477)
COP	1,093,985,926	SSBT	07/07/26	USD	281,447	(38,214)
COP	744,700,791	SSBT	07/07/26	USD	196,803	(20,798)
COP	707,288,652	SSBT	07/07/26	USD	186,153	(20,516)
COP	397,692,902	SSBT	07/07/26	USD	103,364	(12,841)
COP	270,514,313	SSBT	07/07/26	USD	71,310	(7,734)
COP	256,872,924	SSBT	07/07/26	USD	68,199	(6,859)
COP	149,927,577	SSBT	07/07/26	USD	38,968	(4,841)
COP	252,984,019	SSBT	07/07/26	USD	73,303	(618)
COP	96,199,842	SSBT	07/07/26	USD	27,895	(215)
COP	511,609,701	SSBT	08/24/26	USD	147,120	(730)
COP	194,326,646	SSBT	08/24/26	USD	55,562	(597)
CZK	8,379,795	CBNA	08/24/26	USD	392,664	(2,002)
CZK	1,297,756	CBNA	08/24/26	USD	60,832	(288)
CZK	13,400,254	DBAG	08/24/26	USD	628,503	(2,612)
CZK	2,078,710	DBAG	08/24/26	USD	97,588	(314)
CZK	318,401	DBAG	08/24/26	USD	15,298	303
CZK	254,922	MSIP	07/24/26	USD	12,178	175
See accompanying notes to financial statements.
BHFTII-65

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Forward Foreign Currency Exchange Contracts — (Continued)
Contracts to Deliver		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
CZK	6,539,045	UBSA	08/24/26	USD	307,588	$(384)
CZK	1,019,769	UBSA	08/24/26	USD	47,943	(85)
EUR	18,986	BNP	07/16/26	USD	22,480	775
EUR	1,308,000	BNP	07/24/26	USD	1,494,769	(1,085)
EUR	1,068,000	BNP	07/24/26	USD	1,220,499	(886)
EUR	532,000	CIBC	07/24/26	USD	608,472	66
EUR	1,058,000	CIBC	07/24/26	USD	1,210,081	132
EUR	5,026,000	DBAG	09/16/26	USD	5,727,029	(33,842)
EUR	3,619,000	DBAG	09/16/26	USD	4,144,727	(3,422)
EUR	419,558	DBAG	09/16/26	USD	488,814	7,911
EUR	3,872,000	DBAG	09/16/26	USD	4,458,132	19,992
EUR	2,710,141	GSI	09/16/26	USD	3,142,217	35,815
EUR	31,254,000	HSBC	09/16/26	USD	36,427,568	603,797
EUR	118,945	NWM	07/24/26	USD	138,437	2,409
EUR	125,786	NWM	07/24/26	USD	146,378	2,527
EUR	198,068	NWM	07/24/26	USD	230,528	4,013
EUR	150,806	UBSA	07/24/26	USD	171,501	(963)
GBP	343,000	BBP	07/24/26	USD	454,185	(780)
GBP	250,000	BBP	07/24/26	USD	331,037	(570)
GBP	4,764,000	DBAG	09/16/26	USD	6,394,670	75,496
HUF	198,168,103	NWM	08/24/26	USD	654,631	19,545
HUF	229,798,425	NWM	08/24/26	USD	759,066	22,611
HUF	19,695,894	TDB	07/24/26	USD	64,139	944
HUF	53,251,068	UBSA	07/24/26	USD	170,499	(359)
HUF	40,357,514	UBSA	08/24/26	USD	128,663	(674)
IDR	24,446,552,400	BOA	09/16/26	USD	1,360,500	1,656
IDR	13,992,649,392	BBP	08/24/26	USD	788,007	8,883
IDR	20,430,819,466	BBP	08/24/26	USD	1,150,578	12,970
IDR	5,247,167,072	CBNA	07/24/26	USD	294,611	1,715
IDR	1,852,043,000	HSBC	09/17/26	USD	103,000	63
INR	7,164,680	HSBC	10/01/26	USD	74,000	(1,139)
JPY	55,130,000	BBP	09/16/26	USD	346,778	5,642
JPY	58,572,728	GSI	07/24/26	USD	363,000	2,141
JPY	70,021,360	GSI	07/24/26	USD	434,000	2,607
MXN	59,708,551	BOA	09/17/26	USD	3,403,761	10,912
MXN	12,016,336	HSBC	07/24/26	USD	687,595	1,696
MXN	35,328,603	HSBC	08/18/26	USD	1,982,247	(30,177)
MXN	4,005,858	SSBT	07/10/26	USD	230,285	1,365
MXN	382,242	SSBT	07/23/26	USD	21,892	72
MXN	10,367,566	UBSA	08/24/26	USD	599,763	9,487
MXN	57,519,436	UBSA	08/24/26	USD	3,327,467	52,610
PEN	382,000	BBP	10/23/26	USD	110,966	(303)
PEN	1,346,945	CBNA	08/24/26	USD	397,446	4,186
PEN	86,410	CBNA	10/23/26	USD	24,944	(226)
PEN	646,700	CBNA	10/23/26	USD	190,312	1,941
PHP	96,927,405	BBP	08/24/26	USD	1,605,024	27,285
PHP	25,881,040	MSIP	07/24/26	USD	417,093	(4,478)
PLN	219,832	CIBC	07/24/26	USD	59,000	564
PLN	216,439	CIBC	07/24/26	USD	59,268	1,734
PLN	11,273,224	CIBC	08/24/26	USD	3,080,718	84,115
PLN	1,403,171	JPMC	07/24/26	USD	375,000	2,008
PLN	4,276,610	MSIP	07/24/26	USD	1,168,249	31,438
THB	6,355,500	BBP	07/24/26	USD	190,000	(1,653)
THB	6,221,700	BBP	07/24/26	USD	186,000	(1,618)
THB	12,718,600	CBNA	07/24/26	USD	380,000	(3,535)
THB	8,322,825	HSBC	07/24/26	USD	249,000	(1,979)
TRY	5,046,098	BBP	07/24/26	USD	106,000	(271)
See accompanying notes to financial statements.
BHFTII-66

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Forward Foreign Currency Exchange Contracts — (Continued)
Contracts to Deliver		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
TRY	7,563,754	BBP	08/04/26	USD	153,677	$(4,258)
TRY	1,383,135	MSIP	08/24/26	USD	28,266	(161)
TWD	11,900,600	GSI	07/01/26	USD	372,966	(603)
TWD	7,755,800	GSI	07/01/26	USD	243,068	(393)
UYU	4,508,410	HSBC	08/24/26	USD	111,459	(495)
ZAR	67,880,435	BOA	08/24/26	USD	4,177,933	51,748
ZAR	9,695,047	CIBC	08/24/26	USD	596,707	7,383
ZAR	21,863,629	MSIP	07/24/26	USD	1,301,765	(30,579)

Cross Currency Contracts to Buy
BRL	946,000	CBNA	07/24/26	MXN	3,176,195	1,004
COP	832,791,956	BOA	07/24/26	GBP	182,000	1,007
EUR	263,145	NWM	07/24/26	HUF	93,040,599	2,413
EUR	41,000	NWM	07/24/26	HUF	14,478,149	435
JPY	6,839,201	BBP	07/24/26	CAD	60,000	(210)
MXN	3,178,560	BBP	07/24/26	BRL	946,000	(869)
Net Unrealized Appreciation						$996,155
Futures Contracts
Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
3 Month SOFR Futures	03/16/27	563	USD	135,063,700	$(1,162,221)
3 Month SOFR Futures	12/14/27	30	USD	7,201,875	6,737
3 Month SOFR Futures	03/14/28	143	USD	34,359,325	(209,069)
3 Month SOFR Futures	03/20/29	143	USD	34,402,225	(87,485)
Euro-Bobl Futures	09/08/26	80	EUR	9,230,400	56,589
Euro-BTP Futures	09/08/26	101	EUR	12,054,350	172,102
Euro-BTP Short-Term Futures	09/08/26	19	EUR	2,033,950	8,774
U.S. Treasury Long Bond Futures	09/21/26	161	USD	18,273,500	327,062
U.S. Treasury Note 5 Year Futures	09/30/26	258	USD	27,618,094	(2,144)
U.S. Treasury Note 10 Year Futures	09/21/26	506	USD	55,604,656	143,557
U.S. Treasury Note Ultra 10 Year Futures	09/21/26	507	USD	57,021,656	227,266
U.S. Treasury Ultra Long Bond Futures	09/21/26	264	USD	30,665,250	623,536

Futures Contracts—Short
3 Month SOFR Futures	09/14/27	(26)	USD	(6,237,075)	1,700
Euro STOXX 50 Index Futures	09/18/26	(32)	EUR	(2,033,920)	(17,990)
Euro-Bund Futures	09/08/26	(122)	EUR	(15,535,480)	(252,423)
Russell 2000 Index E-Mini Futures	09/18/26	(14)	USD	(2,131,920)	(53,893)
U.S. Treasury Note 2 Year Futures	09/30/26	(241)	USD	(49,678,007)	22,134
Net Unrealized Depreciation					$(195,768)
Purchased Options
Foreign Currency Options	Strike Price		Expiration Date	Counterparty	Number of Contracts	Notional Amount		Premiums Paid	Market Value	Unrealized Appreciation/ (Depreciation)
AUD Call/USD Put	USD	0.685	07/06/26	GSI	71,600	AUD	71,600	$756	$568	$(188)
AUD Call/USD Put	USD	0.685	07/06/26	GSI	953,110	AUD	953,110	9,674	7,563	(2,111)
See accompanying notes to financial statements.
BHFTII-67

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Purchased Options — (Continued)
Foreign Currency Options	Strike Price		Expiration Date	Counterparty	Number of Contracts	Notional Amount		Premiums Paid	Market Value	Unrealized Appreciation/ (Depreciation)
AUD Call/USD Put	USD	0.725	07/06/26	JPMC	2,049,320	AUD	2,049,320	$9,002	$1	$(9,001)
CNH Call/USD Put	CNH	6.650	07/09/26	BOA	63,000	USD	63,000	6,432	56	(6,376)
EUR Call/USD Put	USD	1.180	07/14/26	GSI	82,000	EUR	82,000	11,552	342	(11,210)
HUF Call/EUR Put	HUF	339.000	11/11/26	JPMC	43,000	EUR	43,000	7,967	3,615	(4,352)
HUF Call/EUR Put	HUF	345.000	11/05/26	BBP	43,000	EUR	43,000	7,166	8,713	1,547
HUF Call/EUR Put	HUF	350.000	08/05/26	MSIP	43,000	EUR	43,000	8,448	10,219	1,771
INR Call/USD Put	INR	92.400	01/08/27	HSBC	1,321,000	USD	1,321,000	20,879	3,395	(17,484)
INR Call/USD Put	INR	93.500	07/10/26	MSIP	50,600	USD	50,600	4,453	4,440	(13)
INR Call/USD Put	INR	94.100	07/29/26	SCB	50,000	USD	50,000	8,645	15,641	6,996
KRW Call/USD Put	KRW	1,450.000	07/23/26	UBSA	996,000	USD	996,000	3,476	97	(3,379)
KRW Call/USD Put	KRW	1,530.000	07/14/26	BNP	187,000	USD	187,000	626	737	111
PLN Call/EUR Put	PLN	4.170	07/23/26	BOA	43,000	EUR	43,000	4,178	88	(4,090)
USD Call/AUD Put	USD	0.675	07/13/26	MSIP	107,000	AUD	107,000	6,396	3,963	(2,433)
USD Call/AUD Put	USD	0.680	07/16/26	DBAG	88,000	AUD	88,000	8,029	7,664	(365)
USD Call/AUD Put	USD	0.710	07/02/26	GSI	954,000	AUD	954,000	3,536	16,871	13,335
USD Call/CLP Put	CLP	940.000	07/09/26	MSIP	625,000	USD	625,000	4,658	1,767	(2,891)
USD Call/COP Put	COP	3,900.000	07/09/26	GSI	878,000	USD	878,000	19,053	1	(19,052)
USD Call/COP Put	COP	3,900.000	07/09/26	BNP	879,000	USD	879,000	18,077	1	(18,076)
USD Call/COP Put	COP	4,050.000	07/16/26	MSIP	367,000	USD	367,000	6,719	—	(6,719)
USD Call/COP Put	COP	4,150.000	08/11/26	BNP	878,000	USD	878,000	2,761	60	(2,701)
USD Call/EUR Put	USD	1.125	07/20/26	CBNA	55,000	EUR	55,000	7,531	6,136	(1,395)
USD Call/EUR Put	USD	1.130	07/23/26	BNP	1,153,000	EUR	1,153,000	4,927	2,279	(2,648)
USD Call/EUR Put	USD	1.135	07/30/26	MSIP	1,993,000	EUR	1,993,000	8,069	7,549	(520)
USD Call/EUR Put	USD	1.140	07/02/26	MSIP	3,854,000	EUR	3,854,000	10,243	6,134	(4,109)
USD Call/EUR Put	USD	1.145	07/08/26	GSI	1,318,000	EUR	1,318,000	5,031	6,473	1,442
USD Call/EUR Put	USD	1.170	07/02/26	BOA	6,618,000	EUR	6,618,000	54,302	179,878	125,576
USD Call/MXN Put	MXN	17.600	08/20/26	DBAG	942,000	USD	942,000	10,186	11,407	1,221
USD Call/THB Put	THB	33.000	07/02/26	HSBC	1,003,000	USD	1,003,000	11,435	6,923	(4,512)
USD Call/ZAR Put	ZAR	17.000	07/06/26	BOA	501,000	USD	501,000	492	155	(337)
ZAR Call/USD Put	ZAR	15.750	07/03/26	GSI	50,000	USD	50,000	6,650	1	(6,649)
ZAR Call/USD Put	ZAR	16.000	07/23/26	BOA	76,000	USD	76,000	8,375	12,734	4,359
ZAR Call/USD Put	ZAR	16.300	07/06/26	DBAG	1,002,000	USD	1,002,000	14,721	3,020	(11,701)
Totals								$314,445	$328,491	$14,046

Interest Rate Swaptions	Strike Rate	Floating Rate Index	Pay/Receive Floating Rate	Expiration Date	Counterparty	Number of Contracts	Notional Amount		Premiums Paid	Market Value	Unrealized Appreciation/ (Depreciation)
Call - OTC - 10 Yr. IRS	4.050%	SOFR	Pay	03/30/28	DBAG	2,456,299	USD	2,456,299	$93,953	$74,367	$(19,586)
Call - OTC - 10 Yr. IRS	4.110%	SOFR	Pay	03/27/28	DBAG	2,456,302	USD	2,456,302	95,796	80,064	(15,732)
Call - OTC - 5 Yr. IRS	3.670%	SOFR	Pay	09/22/26	GSI	54,940,000	USD	54,940,000	118,909	148,646	29,737
Put - OTC - 10 Yr. IRS	4.050%	SOFR	Receive	03/30/28	DBAG	2,456,299	USD	2,456,299	93,953	81,726	(12,227)
Put - OTC - 10 Yr. IRS	4.110%	SOFR	Receive	03/27/28	DBAG	2,456,302	USD	2,456,302	95,796	75,941	(19,855)
Put - OTC - 2 Yr. IRS	2.900%	EURIBOR	Receive	08/28/26	CBNA	23,703,000	EUR	23,703,000	46,934	20,402	(26,532)
Put - OTC - 2 Yr. IRS	4.150%	SOFR	Receive	08/27/26	CBNA	23,703,000	USD	23,703,000	43,192	39,458	(3,734)
Put - OTC - 2 Yr. IRS	5.500%	SONIA	Receive	11/09/26	CBNA	12,738,000	GBP	12,738,000	17,315	3,707	(13,608)
Totals									$605,848	$524,311	$(81,537)

Credit Default Swaptions	Strike Spread	Reference Obligation	Buy/Sell Protection	Expiration Date	Counterparty	Number of Contracts	Notional Amount		Premiums Paid	Market Value	Unrealized Appreciation/ (Depreciation)
Put - OTC - 5 Yr. CDS	2.750%	ITRX.EUR.XOVER.45.V1	Buy	07/15/26	MSIP	332,000	EUR	332,000	$786	$249	$(537)
Put - OTC - 5 Yr. CDS	2.625%	ITRX.EUR.XOVER.45.V1	Buy	08/19/26	MSIP	553,000	EUR	553,000	4,256	2,598	(1,658)
Totals									$5,042	$2,847	$(2,195)
See accompanying notes to financial statements.
BHFTII-68

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Purchased Options — (Continued)

Options on Exchange-Traded Futures Contracts	Strike Price		Expiration Date	Number of Contracts	Notional Amount		Premiums Paid	Market Value	Unrealized Appreciation/ (Depreciation)
Put - U.S. Treasury Long Bond Futures	USD	113.000	07/24/26	7	USD	7,000	$3,401	$4,703	$1,302

Exchange-Traded Option Contracts	Strike Price		Expiration Date	Number of Contracts	Notional Amount		Premiums Paid	Market Value	Unrealized Appreciation/ (Depreciation)
Call - EchoStar Corp.	USD	150.000	07/17/26	17	USD	1,700	$14,442	$22,100	$7,658
Written Options
Foreign Currency Options	Strike Price		Expiration Date	Counterparty	Number of Contracts	Notional Amount		Premiums Received	Market Value	Unrealized Appreciation/ (Depreciation)
AUD Call/USD Put	USD	0.725	07/06/26	GSI	(1,906,220)	AUD	(1,906,220)	$(4,173)	$(1)	$4,172
AUD Call/USD Put	USD	0.725	07/06/26	GSI	(143,100)	AUD	(143,100)	(329)	—	329
BRL Call/EUR Put	BRL	6.050	07/03/26	BNP	(567,000)	EUR	(567,000)	(10,619)	(15,963)	(5,344)
BRL Call/USD Put	BRL	5.250	08/31/26	CBNA	(569,000)	USD	(569,000)	(9,570)	(11,647)	(2,077)
EUR Call/HUF Put	HUF	380.000	11/11/26	JPMC	(427,000)	EUR	(427,000)	(5,959)	(2,737)	3,222
KRW Call/USD Put	KRW	1,505.000	07/14/26	BNP	(187,000)	USD	(187,000)	(134)	(181)	(47)
USD Call/CLP Put	CLP	975.000	08/10/26	MSIP	(625,000)	USD	(625,000)	(3,629)	(2,394)	1,235
USD Call/CNH Put	CNH	6.780	07/30/26	GSI	(937,000)	USD	(937,000)	(3,093)	(2,521)	572
USD Call/COP Put	COP	3,500.000	09/18/26	CBNA	(440,000)	USD	(440,000)	(13,904)	(10,058)	3,846
USD Call/COP Put	COP	3,900.000	07/09/26	BNP	(878,000)	USD	(878,000)	(3,545)	(1)	3,544
USD Call/COP Put	COP	4,150.000	08/06/26	BNP	(439,000)	USD	(439,000)	(4,690)	(19)	4,671
USD Call/COP Put	COP	4,150.000	08/11/26	GSI	(439,000)	USD	(439,000)	(5,305)	(30)	5,275
USD Call/EUR Put	USD	1.140	07/02/26	BOA	(6,618,000)	EUR	(6,618,000)	(14,055)	(10,534)	3,521
USD Call/EUR Put	USD	1.170	07/02/26	MSIP	(3,854,000)	EUR	(3,854,000)	(49,048)	(104,753)	(55,705)
USD Call/INR Put	INR	95.000	08/14/26	SCB	(941,000)	USD	(941,000)	(7,302)	(6,151)	1,151
USD Call/INR Put	INR	96.000	07/23/26	SCB	(447,000)	USD	(447,000)	(5,462)	(530)	4,932
USD Call/THB Put	THB	33.500	07/02/26	HSBC	(501,500)	USD	(501,500)	(3,372)	(132)	3,240
USD Call/TWD Put	TWD	31.950	07/30/26	GSI	(626,000)	USD	(626,000)	(3,145)	(2,967)	178
USD Call/ZAR Put	ZAR	17.000	07/06/26	DBAG	(501,000)	USD	(501,000)	(4,998)	(155)	4,843
USD Call/ZAR Put	ZAR	17.400	09/28/26	GSI	(95,000)	USD	(95,000)	(3,753)	(698)	3,055
Totals								$(156,085)	$(171,472)	$(15,387)

Interest Rate Swaptions	Strike Rate	Floating Rate Index	Pay/Receive Floating Rate	Expiration Date	Counterparty	Number of Contracts	Notional Amount		Premiums Received	Market Value	Unrealized Appreciation/ (Depreciation)
Call - OTC - 5 Yr. IRS	3.820%	SOFR	Receive	07/22/26	GSI	(54,940,000)	USD	(54,940,000)	$(57,066)	$(91,514)	$(34,448)
Call - OTC - 10 Yr. IRS	3.707%	SOFR	Receive	03/04/27	CBNA	(819,000)	USD	(819,000)	(20,126)	(7,280)	12,846
Call - OTC - 10 Yr. IRS	3.870%	SOFR	Receive	03/15/27	BOA	(3,686,000)	USD	(3,686,000)	(99,568)	(50,121)	49,447
Call - OTC - 10 Yr. IRS	3.872%	SOFR	Receive	11/08/27	BOA	(3,855,000)	USD	(3,855,000)	(138,588)	(80,802)	57,786
Call - OTC - 10 Yr. IRS	3.940%	SOFR	Receive	03/20/28	BOA	(1,897,000)	USD	(1,897,000)	(69,714)	(48,928)	20,786
Call - OTC - 10 Yr. IRS	4.030%	SOFR	Receive	12/16/27	MSIP	(1,666,000)	USD	(1,666,000)	(58,997)	(46,000)	12,997
Call - OTC - 10 Yr. IRS	4.063%	SOFR	Receive	04/07/28	BOA	(1,770,000)	USD	(1,770,000)	(63,455)	(54,190)	9,265
Call - OTC - 10 Yr. IRS	4.067%	SOFR	Receive	02/07/28	MSIP	(1,902,000)	USD	(1,902,000)	(63,508)	(56,975)	6,533
Call - OTC - 10 Yr. IRS	4.075%	SOFR	Receive	04/07/28	BOA	(3,974,701)	USD	(3,974,701)	(142,493)	(124,845)	17,648
Call - OTC - 10 Yr. IRS	4.103%	SOFR	Receive	01/31/28	DBAG	(1,088,000)	USD	(1,088,000)	(35,251)	(34,024)	1,227
Call - OTC - 10 Yr. IRS	4.151%	SOFR	Receive	06/20/28	MSIP	(3,454,667)	USD	(3,454,667)	(114,608)	(122,893)	(8,285)
Call - OTC - 10 Yr. IRS	4.159%	SOFR	Receive	06/16/28	MSIP	(1,727,333)	USD	(1,727,333)	(57,745)	(61,997)	(4,252)
Put - OTC - 5 Yr. IRS	4.500%	PRIBOR	Pay	07/07/26	GSI	(8,583,000)	CZK	(8,583,000)	(2,634)	(3)	2,631
Put - OTC - 5 Yr. IRS	8.000%	TIIE	Pay	07/22/26	BNP	(7,063,291)	MXN	(7,063,291)	(2,848)	(599)	2,249
Put - OTC - 5 Yr. IRS	8.000%	TIIE	Pay	07/22/26	BNP	(4,165,871)	MXN	(4,165,871)	(1,681)	(354)	1,327
Put - OTC - 10 Yr. IRS	3.520%	EURIBOR	Pay	11/06/26	GSI	(8,021,000)	EUR	(8,021,000)	(49,483)	(13,744)	35,739
See accompanying notes to financial statements.
BHFTII-69

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Written Options — (Continued)
Interest Rate Swaptions	Strike Rate	Floating Rate Index	Pay/Receive Floating Rate	Expiration Date	Counterparty	Number of Contracts	Notional Amount		Premiums Received	Market Value	Unrealized Appreciation/ (Depreciation)
Put - OTC - 10 Yr. IRS	3.707%	SOFR	Pay	03/04/27	CBNA	(819,000)	USD	(819,000)	$(20,127)	$(29,758)	$(9,631)
Put - OTC - 10 Yr. IRS	3.870%	SOFR	Pay	03/15/27	BOA	(3,686,000)	USD	(3,686,000)	(99,568)	(103,282)	(3,714)
Put - OTC - 10 Yr. IRS	3.872%	SOFR	Pay	11/08/27	BOA	(3,855,000)	USD	(3,855,000)	(138,586)	(139,950)	(1,364)
Put - OTC - 10 Yr. IRS	3.940%	SOFR	Pay	03/20/28	BOA	(1,897,000)	USD	(1,897,000)	(69,715)	(71,107)	(1,392)
Put - OTC - 10 Yr. IRS	4.030%	SOFR	Pay	12/16/27	MSIP	(1,666,000)	USD	(1,666,000)	(58,997)	(51,453)	7,544
Put - OTC - 10 Yr. IRS	4.063%	SOFR	Pay	04/07/28	BOA	(1,770,000)	USD	(1,770,000)	(63,455)	(58,646)	4,809
Put - OTC - 10 Yr. IRS	4.067%	SOFR	Pay	02/07/28	MSIP	(1,902,000)	USD	(1,902,000)	(63,508)	(58,997)	4,511
Put - OTC - 10 Yr. IRS	4.075%	SOFR	Pay	04/07/28	BOA	(3,974,701)	USD	(3,974,701)	(142,493)	(129,502)	12,991
Put - OTC - 10 Yr. IRS	4.103%	SOFR	Pay	01/31/28	DBAG	(1,088,000)	USD	(1,088,000)	(35,251)	(32,077)	3,174
Put - OTC - 10 Yr. IRS	4.151%	SOFR	Pay	06/20/28	MSIP	(3,454,667)	USD	(3,454,667)	(114,608)	(110,128)	4,480
Put - OTC - 10 Yr. IRS	4.159%	SOFR	Pay	06/16/28	MSIP	(1,727,333)	USD	(1,727,333)	(57,745)	(54,539)	3,206
Put - OTC - 30 Yr. IRS	4.650%	SOFR	Pay	10/09/26	MSIP	(6,349,000)	USD	(6,349,000)	(54,284)	(26,171)	28,113
Put - OTC - 2 Yr. IRS	3.200%	EURIBOR	Pay	08/28/26	CBNA	(47,406,000)	EUR	(47,406,000)	(31,473)	(12,361)	19,112
Put - OTC - 2 Yr. IRS	3.200%	EURIBOR	Pay	10/20/26	DBAG	(38,609,000)	EUR	(38,609,000)	(59,925)	(23,187)	36,738
Put - OTC - 2 Yr. IRS	3.310%	EURIBOR	Pay	10/15/26	CBNA	(21,063,000)	EUR	(21,063,000)	(38,995)	(8,883)	30,112
Put - OTC - 2 Yr. IRS	3.700%	SOFR	Pay	08/03/26	MSIP	(41,794,000)	USD	(41,794,000)	(45,973)	(265,889)	(219,916)
Put - OTC - 2 Yr. IRS	3.800%	SOFR	Pay	09/14/26	DBAG	(13,938,000)	USD	(13,938,000)	(23,172)	(78,248)	(55,076)
Put - OTC - 2 Yr. IRS	3.850%	SOFR	Pay	10/21/26	GSI	(100,269,000)	USD	(100,269,000)	(120,323)	(556,744)	(436,421)
Put - OTC - 2 Yr. IRS	4.000%	SOFR	Pay	12/08/27	NIP	(45,852,102)	USD	(45,852,102)	(210,920)	(314,101)	(103,181)
Put - OTC - 2 Yr. IRS	4.050%	SOFR	Pay	10/04/27	GSI	(157,239,000)	USD	(157,239,000)	(575,494)	(977,806)	(402,312)
Put - OTC - 2 Yr. IRS	4.300%	SOFR	Pay	09/20/27	GSI	(117,148,000)	USD	(117,148,000)	(325,672)	(529,228)	(203,556)
Put - OTC - 2 Yr. IRS	4.450%	SOFR	Pay	08/27/26	CBNA	(47,406,000)	USD	(47,406,000)	(38,689)	(27,870)	10,819
Put - OTC - 2 Yr. IRS	4.500%	SOFR	Pay	12/16/27	DBAG	(23,001,781)	USD	(23,001,781)	(57,965)	(90,173)	(32,208)
Put - OTC - 2 Yr. IRS	4.800%	SONIA	Pay	11/09/26	CBNA	(12,738,000)	GBP	(12,738,000)	(43,634)	(12,105)	31,529
Totals									$(3,468,337)	$(4,556,474)	$(1,088,137)

Credit Default Swaptions	Strike Spread	Reference Obligation	Buy/Sell Protection	Expiration Date	Counterparty	Number of Contracts	Notional Amount		Premiums Received	Market Value	Unrealized Appreciation/ (Depreciation)
Call - OTC - 5 Yr. CDS	2.500%	ITRX.EUR.XOVER.45.V1	Buy	07/15/26	MSIP	(166,000)	EUR	(166,000)	$(410)	$(734)	$(324)
Put - OTC - 5 Yr. CDS	3.000%	ITRX.EUR.XOVER.45.V1	Sell	08/19/26	MSIP	(1,106,000)	EUR	(1,106,000)	(4,275)	(2,296)	1,979
Totals									$(4,685)	$(3,030)	$1,655

Options on Exchange-Traded Futures Contracts	Strike Price		Expiration Date	Number of Contracts	Notional Amount		Premiums Received	Market Value	Unrealized Appreciation/ (Depreciation)
Put - 3 Month SOFR Futures	USD	96.063	12/11/26	(175)	USD	(437,500)	$(86,054)	$(108,281)	$(22,227)
Centrally Cleared Interest Rate Swap Contracts
Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	12M SOFR	Maturity	3.228%	Maturity	12/11/27	USD	54,003,000	$(449,881)	$179	$(450,060)
Pay	12M SOFR	Maturity	3.500%	Maturity	06/10/27	USD	108,898,743	(507,066)	337	(507,403)
Pay	1-Day CDI	Maturity	13.020%	Maturity	01/02/29	BRL	3,050,000	(20,368)	5	(20,373)
Pay	1-Day CDI	Maturity	13.399%	Maturity	01/03/28	BRL	18,910,000	(36,196)	16	(36,212)
Pay	1-Day CDI	Maturity	13.750%	Maturity	01/03/28	BRL	3,887,000	(3,412)	3	(3,415)
Pay	1-Day CDI	Maturity	13.800%	Maturity	01/03/28	BRL	1,951,000	(1,498)	2	(1,500)
Pay	1-Day CDI	Maturity	14.010%	Maturity	01/03/28	BRL	8,024,501	241	7	234
Pay	1-Day CDI	Maturity	14.410%	Maturity	01/02/29	BRL	26,067,000	45,342	23	45,319
Pay	1M TIIE	Monthly	6.975%	Monthly	11/05/26	MXN	9,642,199	768	1	767
Pay	1M TIIE	Monthly	7.173%	Monthly	04/11/28	MXN	58,680,000	7,217	13	7,204
Pay	1M TIIE	Monthly	7.280%	Monthly	10/31/30	MXN	5,218,818	(3,571)	2	(3,573)
See accompanying notes to financial statements.
BHFTII-70

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Centrally Cleared Interest Rate Swap Contracts — (Continued)
Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1M TIIE	Monthly	7.320%	Monthly	11/05/30	MXN	3,885,900	$(2,349)	$2	$(2,351)
Pay	1M TIIE	Monthly	7.530%	Monthly	01/03/31	MXN	3,126,670	(646)	2	(648)
Pay	1M TIIE	Monthly	7.675%	Monthly	04/07/31	MXN	9,988,000	433	6	427
Pay	1M TIIE	Monthly	7.675%	Monthly	06/10/31	MXN	49,925,000	(300)	27	(327)
Pay	1M TIIE	Monthly	8.000%	Monthly	12/28/35	MXN	620,000	(194)	1	(195)
Pay	1M TIIE	Monthly	8.270%	Monthly	12/05/35	MXN	3,722,491	2,737	3	2,734
Pay	3M COP-IBR	Quarterly	11.740%	Quarterly	09/16/28	COP	4,709,025,000	20,197	6	20,191
Pay	3M JIBAR	Quarterly	7.314%	Quarterly	09/16/27	ZAR	20,245,000	(972)	4	(976)
Pay	3M JIBAR	Quarterly	7.410%	Quarterly	09/16/31	ZAR	13,158,000	(239)	9	(248)
Pay	3M JIBAR	Quarterly	7.468%	Quarterly	09/16/33	ZAR	4,779,000	(1,834)	4	(1,838)
Pay	3M JIBAR	Quarterly	7.620%	Quarterly	09/16/33	ZAR	11,149,000	1,294	10	1,284
Pay	3M KRW COD	Quarterly	3.710%	Quarterly	06/17/28	KRW	491,286,000	—	2	(2)
Pay	3M KRW COD	Quarterly	3.765%	Quarterly	06/26/28	KRW	6,531,000,000	4,233	20	4,213
Pay	3M KRW COD	Quarterly	3.990%	Quarterly	09/16/28	KRW	1,018,688,000	2,002	3	1,999
Pay	3M THOR	Quarterly	2.071%	Quarterly	09/16/36	THB	17,287,926	2,680	9	2,671
Pay	3M THOR	Quarterly	2.089%	Quarterly	09/16/36	THB	4,660,443	957	3	954
Pay	6M BUBOR	Semi-Annually	5.490%	Semi-Annually	06/18/36	HUF	54,866,639	5,133	3	5,130
Pay	6M BUBOR	Semi-Annually	5.540%	Semi-Annually	06/18/36	HUF	54,629,122	5,415	2	5,413
Pay	6M BUBOR	Semi-Annually	5.645%	Semi-Annually	06/18/36	HUF	55,714,080	6,175	3	6,172
Pay	6M BUBOR	Semi-Annually	5.760%	Semi-Annually	03/18/28	HUF	45,941,889	1,063	1	1,062
Pay	6M BUBOR	Semi-Annually	5.980%	Semi-Annually	03/18/31	HUF	9,474,347	1,405	—	1,405
Pay	6M BUBOR	Semi-Annually	6.250%	Semi-Annually	12/17/27	HUF	407,654,965	15,726	3	15,723
Pay	6M BUBOR	Semi-Annually	6.285%	Semi-Annually	12/17/30	HUF	60,048,913	10,708	2	10,706
Pay	6M MIBOR	Semi-Annually	5.714%	Semi-Annually	12/17/30	INR	61,326,000	(9,916)	8	(9,924)
Pay	6M MIBOR	Semi-Annually	5.979%	Semi-Annually	06/29/29	INR	280,250,000	(379)	14	(393)
Pay	6M MIBOR	Semi-Annually	6.508%	Semi-Annually	06/17/31	INR	47,544,369	7,461	5	7,456
Pay	6M PRIBOR	Semi-Annually	3.741%	Semi-Annually	03/18/31	CZK	7,452,749	(5,397)	4	(5,401)
Pay	6M PRIBOR	Semi-Annually	3.890%	Semi-Annually	12/17/30	CZK	29,033,065	(11,831)	13	(11,844)
Pay	6M PRIBOR	Semi-Annually	4.305%	Semi-Annually	06/17/31	CZK	5,752,000	2,415	3	2,412
Pay	6M PRIBOR	Semi-Annually	4.310%	Semi-Annually	06/17/31	CZK	11,679,000	5,025	6	5,019
Pay	6M PRIBOR	Semi-Annually	4.310%	Semi-Annually	09/16/28	CZK	34,231,000	6,172	8	6,164
Pay	6M PRIBOR	Semi-Annually	4.436%	Semi-Annually	06/17/31	CZK	5,967,910	4,148	3	4,145
Pay	6M PRIBOR	Semi-Annually	4.556%	Semi-Annually	06/17/36	CZK	2,515,500	3,301	2	3,299
Pay	6M PRIBOR	Semi-Annually	4.590%	Semi-Annually	06/17/31	CZK	3,983,000	4,057	2	4,055
Pay	6M PRIBOR	Semi-Annually	4.595%	Semi-Annually	06/17/36	CZK	1,354,500	1,979	1	1,978
Pay	6M PRIBOR	Semi-Annually	4.610%	Semi-Annually	06/17/31	CZK	3,983,000	4,225	3	4,222
Pay	7-Day CNRR	Quarterly	1.535%	Quarterly	12/17/28	CNY	5,269,000	2,350	5	2,345
Pay	7-Day CNRR	Quarterly	1.583%	Quarterly	12/17/30	CNY	4,584,000	3,898	7	3,891
Receive	1-Day CDI	Maturity	13.695%	Maturity	01/04/27	BRL	1,019,600	1,102	—	1,102
Receive	1-Day CDI	Maturity	13.864%	Maturity	01/04/27	BRL	759,000	837	2	835
Receive	1-Day CDI	Maturity	13.883%	Maturity	01/04/27	BRL	6,462,281	6,868	5	6,863
Receive	1-Day CDI	Maturity	14.035%	Maturity	01/03/28	BRL	24,223,812	(2,711)	21	(2,732)
Receive	1M TIIE	Monthly	6.905%	Monthly	09/11/26	MXN	60,404,455	(2,442)	2	(2,444)
Receive	1M TIIE	Monthly	6.975%	Monthly	06/15/28	MXN	42,027,000	5,863	11	5,852
Receive	1M TIIE	Monthly	7.553%	Monthly	04/10/31	MXN	11,201,130	2,756	6	2,750
Receive	3M COP-IBR	Quarterly	11.192%	Quarterly	09/16/30	COP	2,598,917,000	(23,173)	6	(23,179)
Receive	3M JIBAR	Quarterly	6.554%	Quarterly	12/17/27	ZAR	10,028,611	6,569	3	6,566
Receive	3M JIBAR	Quarterly	6.658%	Quarterly	12/17/26	ZAR	39,025,395	5,259	3	5,256
Receive	3M JIBAR	Quarterly	6.686%	Quarterly	03/18/31	ZAR	4,260,920	6,987	3	6,984
Receive	3M JIBAR	Quarterly	6.720%	Quarterly	12/17/26	ZAR	28,814,000	3,391	(437)	3,828
Receive	3M JIBAR	Quarterly	6.863%	Quarterly	12/17/30	ZAR	29,537,746	33,242	17	33,225
Receive	3M JIBAR	Quarterly	6.868%	Quarterly	12/17/30	ZAR	13,928,000	15,513	7	15,506
Receive	3M JIBAR	Quarterly	7.292%	Quarterly	09/16/29	ZAR	20,284,000	923	12	911
Receive	3M KLIBOR	Quarterly	3.319%	Quarterly	03/18/28	MYR	6,605,000	3,847	7	3,840
Receive	3M KRW COD	Quarterly	3.873%	Quarterly	06/17/36	KRW	114,642,000	332	1	331
Receive	3M THOR	Quarterly	2.000%	Quarterly	06/17/31	THB	15,242,227	(9,253)	5	(9,258)
See accompanying notes to financial statements.
BHFTII-71

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Centrally Cleared Interest Rate Swap Contracts — (Continued)
Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Receive	3M THOR	Quarterly	2.002%	Quarterly	06/17/31	THB	35,565,195	$(21,708)	$12	$(21,720)
Receive	6M PRIBOR	Semi-Annually	3.580%	Semi-Annually	03/18/31	CZK	3,389,376	3,548	2	3,546
Receive	6M PRIBOR	Semi-Annually	3.615%	Semi-Annually	03/18/31	CZK	3,399,900	3,321	2	3,319
Receive	6M PRIBOR	Semi-Annually	4.149%	Semi-Annually	06/17/28	CZK	34,202,000	(2,743)	8	(2,751)
Receive	6M WIBOR	Semi-Annually	3.490%	Semi-Annually	03/18/28	PLN	639,246	1,063	1	1,062
Receive	6M WIBOR	Semi-Annually	3.880%	Semi-Annually	12/17/27	PLN	5,702,215	577	(516)	1,093
Receive	6M WIBOR	Semi-Annually	3.950%	Semi-Annually	12/17/27	PLN	3,255,000	(511)	(607)	96
Receive	6M WIBOR	Semi-Annually	4.000%	Semi-Annually	12/17/26	PLN	2,899,000	25	(157)	182
Receive	6M WIBOR	Semi-Annually	4.004%	Semi-Annually	12/17/30	PLN	86,324	(57)	(24)	(33)
Receive	6M WIBOR	Semi-Annually	4.050%	Semi-Annually	12/17/30	PLN	2,578,000	(2,983)	(216)	(2,767)
Receive	6M WIBOR	Semi-Annually	4.120%	Semi-Annually	06/17/31	PLN	2,730,000	(5,098)	9	(5,107)
Receive	6M WIBOR	Semi-Annually	4.219%	Semi-Annually	06/17/31	PLN	2,041,000	(6,192)	6	(6,198)
Receive	6M WIBOR	Semi-Annually	4.402%	Semi-Annually	06/17/31	PLN	1,055,000	(5,474)	4	(5,478)
Totals								$(857,614)	$(1,005)	$(856,609)
OTC Interest Rate Swap Contracts
Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	3M COP-IBR	Quarterly	10.457%	Quarterly	09/16/29	MSIP	COP	3,658,200,000	$(344)	$—	$(344)
Pay	3M COP-IBR	Quarterly	10.780%	Quarterly	03/18/28	GSI	COP	600,904,207	(1,275)	—	(1,275)
Pay	3M COP-IBR	Quarterly	10.810%	Quarterly	09/16/29	HSBC	COP	1,039,936,000	2,552	—	2,552
Pay	3M COP-IBR	Quarterly	11.200%	Quarterly	09/16/28	HSBC	COP	425,243,000	640	—	640
Pay	3M COP-IBR	Quarterly	11.200%	Quarterly	09/16/28	HSBC	COP	655,451,000	986	—	986
Receive	3M COP-IBR	Quarterly	10.595%	Quarterly	03/18/30	GSI	COP	332,371,069	(543)	—	(543)
Receive	6M CAMARA	Semi-Annually	4.435%	Semi-Annually	12/17/27	GSI	CLP	956,824,096	(188)	—	(188)
Receive	6M CAMARA	Semi-Annually	4.435%	Semi-Annually	12/17/27	BOA	CLP	951,049,000	(186)	—	(186)
Receive	6M CAMARA	Semi-Annually	4.811%	Semi-Annually	06/17/28	GSI	CLP	520,124,000	(4,143)	—	(4,143)
Receive	6M CAMARA	Semi-Annually	4.820%	Semi-Annually	06/17/28	GSI	CLP	1,162,027,000	(9,485)	—	(9,485)
Receive	6M CAMARA	Semi-Annually	4.820%	Semi-Annually	06/17/28	GSI	CLP	684,881,000	(5,591)	—	(5,591)
Receive	6M CAMARA	Semi-Annually	5.415%	Semi-Annually	06/17/36	BNP	CLP	231,695,000	(5,933)	—	(5,933)
Totals									$(23,510)	$—	$(23,510)
Centrally Cleared Credit Default Swap Contracts on Credit Indices—Buy Protection (a)
Reference Obligation	Fixed Deal (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread (b)	Notional Amount (c)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.NA.HY.46.V2	(5.000%)	Quarterly	06/21/31	3.021%	USD	46,936,819	$(3,784,798)	$(3,590,072)	$(194,726)
ITRX.EUR.45.V1	(1.000%)	Quarterly	06/20/31	0.516%	EUR	2,890,000	(74,096)	(43,394)	(30,702)
ITRX.EUR.XOVER.45.V1.	(5.000%)	Quarterly	06/20/31	2.446%	EUR	3,150,522	(394,738)	(257,351)	(137,387)
ITRX.FINSR.45.V1	(1.000%)	Quarterly	06/20/31	0.544%	EUR	9,090,000	(219,565)	(103,945)	(115,620)
Totals							$(4,473,197)	$(3,994,762)	$(478,435)
Centrally Cleared Credit Default Swap Contracts on Credit Indices—Sell Protection (d)
Reference Obligation	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread (b)	Notional Amount (c)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
ITRX.EUR.XOVER.44.V1	5.000%	Quarterly	12/20/30	2.103%	EUR	9,973,200	$1,311,710	$905,440	$406,270
See accompanying notes to financial statements.
BHFTII-72

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Centrally Cleared Credit Default Swaps Contracts on Sovereign Issues—Buy Protection (a)
Reference Obligation	Fixed Deal (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread (b)	Notional Amount (c)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Brazil Government International Bonds	(1.000%)	Quarterly	06/20/31	1.252%	USD	1,152,625	$12,651	$20,615	$(7,964)
Colombia Government International Bonds	(1.000%)	Quarterly	06/20/31	1.448%	USD	420,945	8,292	22,870	(14,578)
Mexico Government International Bonds	(1.000%)	Quarterly	06/20/31	0.854%	USD	944,127	(6,249)	2,237	(8,486)
Morocco Government International Bonds	(1.000%)	Quarterly	06/20/31	0.753%	USD	194,047	(2,136)	8	(2,144)
Oman Government International Bonds	(1.000%)	Quarterly	06/20/31	0.687%	USD	194,088	(2,730)	(35)	(2,695)
Totals							$9,828	$45,695	$(35,867)
Centrally Cleared Credit Default Swaps Contracts on Sovereign Issues—Sell Protection (d)
Reference Obligation	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread (b)	Notional Amount (c)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Saudi Government International Bonds	1.000%	Quarterly	06/20/31	0.600%	USD	387,255	$6,965	$2,409	$4,556
OTC Credit Default Swap Contracts on Corporate and Sovereign Issues—Buy Protection (a)
Reference Obligation	Fixed Deal (Pay) Rate	Payment Frequency	Maturity Date	Counterparty	Implied Credit Spread (b)	Notional Amount (c)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
American Electric Power Co., Inc.	(1.000%)	Quarterly	12/20/29	BOA	0.266%	USD	5,854,000	$(140,003)	$(113,122)	$(26,881)
American Express Co.	(1.000%)	Quarterly	12/20/29	GSI	0.247%	USD	3,000,000	(73,669)	(59,162)	(14,507)
Argentina Republic Government International Bonds	(5.000%)	Quarterly	12/20/27	BBP	3.119%	USD	26,000	(694)	432	(1,126)
Boeing Co.	(1.000%)	Quarterly	12/20/28	DBAG	0.383%	USD	700,000	(10,218)	(1,692)	(8,526)
Boeing Co.	(1.000%)	Quarterly	06/20/29	JPMC	0.413%	USD	700,000	(11,544)	4,992	(16,536)
Deutsche Bank AG	(1.000%)	Quarterly	06/20/28	JPMC	0.331%	EUR	600,000	(8,908)	18,988	(27,896)
Deutsche Bank AG	(1.000%)	Quarterly	06/20/28	JPMC	0.331%	EUR	352,000	(5,226)	7,330	(12,556)
Deutsche Bank AG	(1.000%)	Quarterly	06/20/28	JPMC	0.331%	EUR	117,000	(1,737)	2,436	(4,173)
Deutsche Bank AG	(1.000%)	Quarterly	06/20/28	JPMC	0.331%	EUR	131,000	(1,945)	2,860	(4,805)
Dominion Energy, Inc.	(1.000%)	Quarterly	12/20/29	GSI	0.243%	USD	2,879,000	(71,053)	(53,883)	(17,170)
UBS Group AG	(1.000%)	Quarterly	06/20/28	BNP	0.215%	EUR	134,000	(2,337)	2,324	(4,661)
UBS Group AG	(1.000%)	Quarterly	06/20/28	JPMC	0.215%	EUR	37,000	(645)	777	(1,422)
UBS Group AG	(1.000%)	Quarterly	06/20/28	JPMC	0.215%	EUR	112,000	(1,953)	2,257	(4,210)
UBS Group AG	(1.000%)	Quarterly	06/20/28	JPMC	0.215%	EUR	117,000	(2,041)	2,634	(4,675)
UBS Group AG	(1.000%)	Quarterly	06/20/28	JPMC	0.215%	EUR	1,000,000	(17,440)	13,583	(31,023)
Totals								$(349,413)	$(169,246)	$(180,167)
OTC Credit Default Swap Contracts on Credit Indices—Buy Protection (a)
Reference Obligation	Fixed Deal (Pay) Rate	Payment Frequency	Maturity Date	Counterparty	Implied Credit Spread (b)	Notional Amount (c)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CMBX.NA.6.AAA	(0.500%)	Monthly	05/11/63	DBAG	0.500%	USD	2,619	$—	$(1)	$1
CMBX.NA.9.AAA	(0.500%)	Monthly	09/17/58	MSIP	0.500%	USD	24,421	—	279	(279)
CMBX.NA.9.AAA	(0.500%)	Monthly	09/17/58	MSIP	0.500%	USD	493	—	6	(6)
CMBX.NA.9.BBB-	(3.000%)	Monthly	09/17/58	CBNA	191.377%	USD	354,985	114,483	10,243	104,240
CMBX.NA.9.BBB-	(3.000%)	Monthly	09/17/58	MSIP	191.377%	USD	74,547	24,041	3,522	20,519
Totals								$138,524	$14,049	$124,475
See accompanying notes to financial statements.
BHFTII-73

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
OTC Credit Default Swap Contracts on Credit Indices—Sell Protection (d)
Reference Obligation	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Counterparty	Implied Credit Spread (b)	Notional Amount (c)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CMBX.NA.10.BBB-	3.000%	Monthly	11/17/59	JPMC	119.635%	USD	39,162	$(11,700)	$(3,284)	$(8,416)
CMBX.NA.9.BBB-	3.000%	Monthly	09/17/58	DBAG	191.377%	USD	331,556	(106,927)	(38,124)	(68,803)
CMBX.NA.9.BBB-	3.000%	Monthly	09/17/58	MSIP	191.377%	USD	97,976	(31,597)	(111)	(31,486)
Totals								$(150,224)	$(41,519)	$(108,705)
OTC Total Return Swap Contracts
Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Maturity Date	Counterparty	Underlying Reference Instrument	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	SOFR	Quarterly	09/20/26	BOA	Markit iBoxx USD Liquid High Yield Index	USD	9,161,285	$(4,781)	$—	$(4,781)
Pay	SOFR	Quarterly	09/20/26	JPMC	Markit iBoxx USD Liquid High Yield Index	USD	5,202,000	3,785	—	3,785
Pay	SOFR	Quarterly	09/20/26	MSIP	Markit iBoxx USD Liquid High Yield Index	USD	6,193,000	1,253	—	1,253
Pay	SOFR	Quarterly	09/20/26	MSIP	Markit iBoxx USD Liquid High Yield Index	USD	9,552,060	1,933	—	1,933
Pay	SOFR	Quarterly	09/20/26	GSI	Markit iBoxx USD Liquid Investment Grade Index	USD	15,562,300	8,950	—	8,950
Pay	SOFR	Quarterly	09/20/26	JPMC	Markit iBoxx USD Liquid Investment Grade Index	USD	4,826,000	7,671	—	7,671
Receive	SOFR	Quarterly	09/20/26	BOA	Markit iBoxx USD Liquid High Yield Index	USD	1,422,000	742	—	742
Receive	SOFR	Quarterly	09/20/26	MSIP	Markit iBoxx USD Liquid Investment Grade Index	USD	1,750,000	57	—	57
Totals								$19,610	$—	$19,610

(a)
If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(b)
Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or indices as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(c)
The maximum potential amount of future undiscounted payments that the Portfolio could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of purchased protection credit default swap contracts entered into by the Portfolio for the same referenced debt obligation.

(d)
If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

A security in the amount of $992 has been received at the custodian bank as collateral for OTC derivative contracts.
See accompanying notes to financial statements.
BHFTII-74

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Effects of Derivative Instruments on the Financial Statements
The following table summarizes the fair value of derivatives held by the Portfolio at June 30, 2026 by category of risk exposure:
	Asset Derivatives		Liability Derivatives
Risk Exposure	Statement of Assets & Liabilities Location	Fair Value	Statement of Assets & Liabilities Location	Fair Value
Credit	Investments at market value (a)	$2,847
	OTC swap contracts at market value (b)	162,915	OTC swap contracts at market value (b)	$504,418
	Unrealized appreciation on centrally cleared swap contracts (c) (d)	410,826	Unrealized depreciation on centrally cleared swap contracts (c) (d)	514,302
			Written options at value	3,030
Equity	Investments at market value (a) (d)	22,100
			Unrealized depreciation on futures contracts (d) (e)	71,883
Foreign Exchange	Investments at market value (a)	328,491
	Unrealized appreciation on forward foreign currency exchange contracts	1,868,832	Unrealized depreciation on forward foreign currency exchange contracts	872,677
			Written options at value	171,472
Interest Rate	Investments at market value (a) (f)	529,014
	OTC swap contracts at market value (g)	4,178	OTC swap contracts at market value (g)	27,688
	Unrealized appreciation on centrally cleared swap contracts (c) (d)	281,741	Unrealized depreciation on centrally cleared swap contracts (c) (d)	1,138,350
	Unrealized appreciation on futures contracts (d) (e)	1,589,457	Unrealized depreciation on futures contracts (d) (e)	1,713,342
			Written options at value (h)	4,664,755
Total		$5,200,401		$9,681,917

(a)	Represents purchased options which are part of investments at value as shown in the Statement of Assets and Liabilities.
(b)	Excludes OTC swap interest receivable of $3,106 and OTC swap interest payable of $50,017.
(c)
Represents the unrealized appreciation/depreciation of centrally cleared swaps as reported in the Schedule of Investments. Only the variation margin is reported within the Statement of Assets and
Liabilities.

(d)	Financial instrument not subject to a master netting agreement.
(e)
Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only the current day's variation margin is reported within the Statement of Assets and
Liabilities.

(f)	Includes exchange traded purchased options with a value of $4,703 that are not subject to a master netting agreement.
(g)	Excludes OTC swap interest receivable of $10,307 and OTC swap interest payable of $9,398.
(h)	Includes exchange traded written options with a value of $108,281 that are not subject to a master netting agreement.
The Portfolio is required to disclose the impact of offsetting assets and liabilities represented in the Statement of Assets and Liabilities to enable users of the financial statements to evaluate the effect or potential effect of netting arrangements on its financial position for recognized assets and liabilities.
The following table presents the Portfolio’s derivative assets by counterparty net of amounts available for offset under a master netting agreement (“MNA”) (see Note 4), or similar agreement, and net of the related collateral received by the Portfolio as of June 30, 2026.
Counterparty	Derivative Assets subject to an MNA by Counterparty	Financial Instruments available for offset	Collateral Received†	Net Amount*
Bank of America NA	$260,185	$(260,185)	$—	$—
Barclays Bank PLC	122,092	(122,092)	—	—
BNP Paribas SA	12,901	(12,901)	—	—
Canadian Imperial Bank of Commerce	100,435	(28,031)	—	72,404
Citibank NA	415,134	(164,524)	(250,610)	—
Deutsche Bank AG	440,477	(421,485)	—	18,992
Goldman Sachs International	400,947	(400,947)	—	—
HSBC Bank PLC	642,601	(172,748)	—	469,853
JPMorgan Chase Bank NA	17,080	(17,080)	—	—
Morgan Stanley & Co. International PLC	301,856	(301,856)	—	—
NatWest Markets PLC	53,969	—	—	53,969
Standard Chartered Bank	15,641	(6,681)	—	8,960
State Street Bank and Trust	41,061	(41,061)	—	—
Toronto Dominion Bank	944	—	—	944
UBS AG	66,251	(20,821)	(992)	44,438
	$2,891,574	$(1,970,412)	$(251,602)	$669,560
See accompanying notes to financial statements.
BHFTII-75

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
The following table presents the Portfolio’s derivative liabilities by counterparty net of amounts available for offset under an MNA, or similar agreement, and net of the related collateral pledged by the Portfolio as of June 30, 2026.
Counterparty	Derivative Liabilities subject to an MNA by Counterparty	Financial Instruments available for offset	Collateral Pledged†	Net Amount**
Bank of America NA	$1,034,960	$(260,185)	$(774,775)	$—
Barclays Bank PLC	159,904	(122,092)	(37,812)	—
BNP Paribas SA	39,038	(12,901)	(10,820)	15,317
Canadian Imperial Bank of Commerce	28,031	(28,031)	—	—
Citibank NA	164,524	(164,524)	—	—
Deutsche Bank AG	421,485	(421,485)	—	—
Goldman Sachs International	2,437,882	(400,947)	(1,746,196)	290,739
HSBC Bank PLC	172,748	(172,748)	—	—
JPMorgan Chase Bank NA	65,876	(17,080)	(20,852)	27,944
Morgan Stanley & Co. International PLC	1,151,118	(301,856)	(849,262)	—
Nomura International PLC	314,101	—	(306,754)	7,347
Standard Chartered Bank	6,681	(6,681)	—	—
State Street Bank and Trust	118,590	(41,061)	(77,529)	—
UBS AG	20,821	(20,821)	—	—
	$6,135,759	$(1,970,412)	$(3,824,000)	$341,347

*	Net amount represents the net amount receivable from the counterparty in the event of default.
**	Net amount represents the net amount payable due to the counterparty in the event of default.
†	In some instances, the actual collateral received and/or pledged may be more than the amount shown here due to overcollateralization.
The following tables summarize the effect of derivative instruments on the Statement of Operations, classified by derivative type and category of risk exposure, for the six months ended June 30, 2026:
Statement of Operations Location—Net Realized Gain (Loss)	Interest Rate	Credit	Equity	Foreign Exchange	Total
Purchased options	$(529,545)	$(29,390)	$(61,483)	$(138,036)	$(758,454)
Forward foreign currency transactions	—	—	—	(497,468)	(497,468)
Futures contracts	(7,709,271)	—	(269,380)	—	(7,978,651)
Swap contracts	62,440	(971,006)	—	—	(908,566)
Written options	672,784	77,892	—	726,943	1,477,619
	$(7,503,592)	$(922,504)	$(330,863)	$91,439	$(8,665,520)

Statement of Operations Location—Net Change in Unrealized Appreciation (Depreciation)	Interest Rate	Credit	Equity	Foreign Exchange	Total
Purchased options	$220,972	$1,961	$7,658	$22,099	$252,690
Forward foreign currency transactions	—	—	—	750,865	750,865
Futures contracts	399,156	—	(132,057)	—	267,099
Swap contracts	(692,766)	(84,959)	—	—	(777,725)
Written options	(1,461,208)	(1,771)	—	(19,083)	(1,482,062)
	$(1,533,846)	$(84,769)	$(124,399)	$753,881	$(989,133)
See accompanying notes to financial statements.
BHFTII-76

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
For the six months ended June 30, 2026, the average notional par or face amount outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par or Face Amount‡
Purchased options	$194,203,891
Forward foreign currency transactions	219,909,133
Futures contracts long	694,388,821
Futures contracts short	(61,105,219)
Swap contracts	1,058,582,634
Written options	(959,633,306)

‡	Averages are based on activity levels during the period for which the amounts are outstanding.
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2026. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.
Description	Level 1	Level 2	Level 3	Total
Total Agency Sponsored Mortgage-Backed Securities*	$—	$802,285,944	$—	$802,285,944
Corporate Bonds & Notes
Advertising	—	295,790	—	295,790
Aerospace/Defense	—	3,507,940	1,100,152	4,608,092
Agriculture	—	2,245,725	—	2,245,725
Airlines	—	1,365,897	—	1,365,897
Auto Manufacturers	—	5,743,376	—	5,743,376
Auto Parts & Equipment	—	421,028	—	421,028
Banks	—	49,052,449	7,014,761	56,067,210
Beverages	—	3,997,765	—	3,997,765
Biotechnology	—	2,887,630	—	2,887,630
Building Materials	—	1,777,732	—	1,777,732
Chemicals	—	20,888,474	—	20,888,474
Commercial Services	—	4,103,078	—	4,103,078
Computers	—	12,287,184	—	12,287,184
Cosmetics/Personal Care	—	634,851	—	634,851
Distribution/Wholesale	—	101,355	—	101,355
Diversified Financial Services	—	22,364,367	—	22,364,367
Electric	—	48,809,817	—	48,809,817
Electronics	—	1,410,029	—	1,410,029
Energy-Alternate Sources	—	240,979	1,555,363	1,796,342
Engineering & Construction	—	1,104,873	—	1,104,873
Entertainment	—	4,975,625	—	4,975,625
Environmental Control	—	769,668	—	769,668
Food	—	2,912,031	—	2,912,031
Forest Products & Paper	—	146,141	—	146,141
Gas	—	1,341,274	1,434,521	2,775,795
Hand/Machine Tools	—	99,241	—	99,241
Healthcare-Products	—	2,266,864	—	2,266,864
Healthcare-Services	—	7,717,343	—	7,717,343
Home Builders	—	2,873,632	3,024,310	5,897,942
Home Furnishings	—	208,846	—	208,846
Household Products/Wares	—	143,381	—	143,381
Housewares	—	101,265	—	101,265
Insurance	—	6,853,932	—	6,853,932
Internet	—	33,258,855	—	33,258,855
Investment Companies	—	2,062,027	5,197,660	7,259,687
Iron/Steel	—	1,176,830	—	1,176,830
Leisure Time	—	105,844	—	105,844
Lodging	—	893,809	0	893,809
Machinery-Construction & Mining	—	860,286	—	860,286
Machinery-Diversified	—	899,334	—	899,334
Media	—	26,152,235	—	26,152,235
Mining	—	1,399,527	—	1,399,527
Miscellaneous Manufacturing	—	635,381	—	635,381
See accompanying notes to financial statements.
BHFTII-77

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Fair Value Hierarchy — (Continued)
Description	Level 1	Level 2	Level 3	Total
Office/Business Equipment	$—	$447,165	$—	$447,165
Oil & Gas	—	137,581,855	—	137,581,855
Oil & Gas Services	—	842,900	—	842,900
Packaging & Containers	—	1,782,656	—	1,782,656
Pharmaceuticals	—	11,340,840	—	11,340,840
Pipelines	—	15,406,758	—	15,406,758
Real Estate	—	39,925	6,709,419	6,749,344
Real Estate Investment Trusts	—	9,586,203	—	9,586,203
Retail	—	3,226,850	—	3,226,850
Semiconductors	—	4,153,354	—	4,153,354
Software	—	24,249,577	—	24,249,577
Telecommunications	—	9,792,167	8,758	9,800,925
Transportation	—	3,056,748	—	3,056,748
Trucking & Leasing	—	173,305	—	173,305
Water	—	566,041	—	566,041
Total Corporate Bonds & Notes	—	503,340,054	26,044,944	529,384,998
Total U.S. Treasury & Government Agencies*	—	526,902,609	—	526,902,609
Total Non-Agency Mortgage-Backed Securities*	—	359,898,929	—	359,898,929
Asset-Backed Securities
Asset-Backed - Automobile	—	6,044,630	—	6,044,630
Asset-Backed - Credit Card	—	5,614,470	—	5,614,470
Asset-Backed - Home Equity	—	30,932,117	—	30,932,117
Asset-Backed - Manufactured Housing	—	7,180,297	—	7,180,297
Asset-Backed - Other	—	256,020,721	4,962,175	260,982,896
Asset-Backed - Student Loan	—	22,520,995	—	22,520,995
Total Asset-Backed Securities	—	328,313,230	4,962,175	333,275,405
Total Foreign Government*	—	93,058,946	—	93,058,946
Floating Rate Loans
Agriculture	—	190,763	—	190,763
Chemicals	—	33,467	—	33,467
Commercial Services	—	631,885	875,590	1,507,475
Computers (Less Unfunded Loan Commitments of $5,425,481)	—	2,887,810	4,442,410	7,330,220
Cosmetics/Personal Care	—	—	259,990	259,990
Diversified Financial Services	—	976,900	—	976,900
Electric	—	618,293	—	618,293
Energy-Alternate Sources	—	249,139	—	249,139
Engineering & Construction	—	433,291	—	433,291
Entertainment	—	2,408,377	338,168	2,746,545
Lodging	—	1,130,169	—	1,130,169
Media	—	1,501,793	—	1,501,793
Office/Business Equipment	—	67,467	—	67,467
Pipelines	—	522,209	—	522,209
Software	—	370,091	—	370,091
Telecommunications	—	516,406	—	516,406
Total Floating Rate Loans (Less Unfunded Loan Commitments of $5,425,481)	—	12,538,060	5,916,158	18,454,218
Total Municipals*	—	15,829,777	—	15,829,777
Common Stocks
Aerospace & Defense	63,059	—	—	63,059
Banks	961,643	—	—	961,643
Building Products	58,635	—	—	58,635
Capital Markets	71,082	—	—	71,082
Chemicals	133,189	—	—	133,189
Communications Equipment	340,753	—	—	340,753
Electric Utilities	161,522	—	—	161,522
Electrical Equipment	37,009	—	0	37,009
Energy Equipment & Services	953,968	—	—	953,968
Entertainment	108,089	—	—	108,089
Hotels, Restaurants & Leisure	969,255	—	—	969,255
Household Durables	679,517	—	—	679,517
Independent Power and Renewable Electricity Producers	8,827	—	—	8,827
IT Services	117,855	—	—	117,855
Machinery	7,065	—	—	7,065
See accompanying notes to financial statements.
BHFTII-78

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Fair Value Hierarchy — (Continued)
Description	Level 1	Level 2	Level 3	Total
Media	$1,753,782	$—	$—	$1,753,782
Metals & Mining	174,539	—	—	174,539
Oil, Gas & Consumable Fuels	784,916	—	—	784,916
Pharmaceuticals	26,387	—	—	26,387
Semiconductors & Semiconductor Equipment	15,791	—	—	15,791
Software	51,695	—	—	51,695
Trading Companies & Distributors	59,167	—	—	59,167
Wireless Telecommunication Services	—	—	15,481	15,481
Total Common Stocks	7,537,745	—	15,481	7,553,226
Total Preferred Stocks*	—	—	7,361,476	7,361,476
Total Convertible Bonds*	—	2,080,333	—	2,080,333
Convertible Preferred Stocks
Aerospace & Defense	363,420	—	—	363,420
Interactive Media & Services	364,284	—	—	364,284
IT Services	—	64,949	—	64,949
Total Convertible Preferred Stocks	727,704	64,949	—	792,653
Warrants
Hotels, Restaurants & Leisure	—	—	0	0
IT Services	—	—	439,652	439,652
Machinery	3,226	—	—	3,226
Oil & Gas	—	—	—	—
Software	844	—	—	844
Specialty Retail	94	—	—	94
Total Warrants	4,164	—	439,652	443,816
Total Escrow Shares*	—	—	0	0
Total Short-Term Investments*	—	60,461,525	—	60,461,525
Securities Lending Reinvestments
Short-Term Investment Funds	6,500,000	—	—	6,500,000
Repurchase Agreements	—	2,113,052	—	2,113,052
Total Securities Lending Reinvestments	6,500,000	2,113,052	—	8,613,052
Purchased Options
Credit Default Swaptions at Value	—	2,847	—	2,847
Exchange-Traded Option Contracts at Value	22,100	—	—	22,100
Foreign Currency Options at Value	—	328,491	—	328,491
Interest Rate Swaptions at Value	—	524,311	—	524,311
Options on Exchange-Traded Futures Contracts at Value	4,703	—	—	4,703
Total Purchased Options at Value	26,803	855,649	—	882,452
Total Net Investments	$14,796,416	$2,707,743,057	$44,739,886	$2,767,279,359
Collateral for Securities Loaned (Liability)	$—	$(8,613,052)	$—	$(8,613,052)
TBA Forward Sale Commitments (Liability)	$—	$(33,455,212)	$—	$(33,455,212)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$1,868,832	$—	$1,868,832
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(872,677)	—	(872,677)
Total Forward Contracts	$—	$996,155	$—	$996,155
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$1,589,457	$—	$—	$1,589,457
Futures Contracts (Unrealized Depreciation)	(1,785,225)	—	—	(1,785,225)
Total Futures Contracts	$(195,768)	$—	$—	$(195,768)
Written Options
Credit Default Swaptions at Value	$—	$(3,030)	$—	$(3,030)
Foreign Currency Options at Value	—	(171,472)	—	(171,472)
Interest Rate Swaptions at Value	—	(4,556,474)	—	(4,556,474)
Options on Exchange-Traded Futures Contracts at Value	(108,281)	—	—	(108,281)
Total Written Options at Value	$(108,281)	$(4,730,976)	$—	$(4,839,257)
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)	$—	$692,567	$—	$692,567
See accompanying notes to financial statements.
BHFTII-79

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Fair Value Hierarchy — (Continued)
Description	Level 1	Level 2	Level 3	Total
Centrally Cleared Swap Contracts (Unrealized Depreciation)	$—	$(1,652,652)	$—	$(1,652,652)
Total Centrally Cleared Swap Contracts	$—	$(960,085)	$—	$(960,085)
OTC Swap Contracts
OTC Swap Contracts at Value (Assets)	$—	$167,093	$—	$167,093
OTC Swap Contracts at Value (Liabilities)	—	(532,106)	—	(532,106)
Total OTC Swap Contracts	$—	$(365,013)	$—	$(365,013)

*	See Schedule of Investments for additional detailed categorizations.
During the six months ended June 30, 2026, a transfer into Level 3 in the amount of $269,865 was due to no vendors or brokers providing prices based on market indications which resulted in a lack of significant observable inputs.
During the six months ended June 30, 2026, a transfer out of Level 3 in the amount of $2,948,000 was due to the initiation of a vendor or broker providing prices based on market indications which have been determined to be a significant observable inputs.
Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:
Investments in Securities	Balance as of December 31, 2025	Purchases	Sales	Realized Gain/ (Loss)	Transfers In	Transfer Out	Amortization	Change in Unrealized Appreciation/ (Depreciation)	Balance as of June 30, 2026	Change in Unrealized Appreciation/ (Depreciation) from Investment Held at June 30, 2026
Corporate Bonds
Aerospace/Defense	$1,141,676	$—	$—	$—	$—	$—	$—	$ (41,524)	$1,100,152	(41,524)
Banks	2,948,000	7,215,544	—	—	—	(2,948,000)	—	(200,783)	7,014,761	(200,783)
Energy-Alternate Sources	1,499,831	59,667	—	—	—	—	2,258	(6,393)	1,555,363	(6,393)
Entertainment	1,456,476	42,224	(1,495,068)	17,955	—	—	—	(21,587)	—	—
Gas	1,883,800	—	(451,536)	1,398	—	—	3,592	(2,733)	1,434,521	(2,298)
Home Builders	3,169,414	—	—	—	—	—	4,072	(149,176)	3,024,310	(149,176)
Investment Companies	5,047,452	149,119	—	—	—	—	112	977	5,197,660	977
Lodging	0	—	—	—	—	—	223	(223)	0	(223)
Real Estate	5,855,997	910,861	—	—	—	—	19,225	(76,664)	6,709,419	(76,664)
Telecommunications	8,758	—	—	—	—	—	3,777	(3,777)	8,758	(3,777)
Asset-Backed Securities
Asset-Backed - Other	4,882,281	—	—	—	—	—	—	79,894	4,962,175	79,894
Floating Rate Loans
Commercial Services	979,095	—	(36,875)	—	—	—	58,195	(124,825)	875,590	(124,825)
Computers*	5,239,681	—	(870,153)	131	—	—	1,755	70,996	4,442,410	70,996
Cosmetics/Personal Care	271,232	—	(11,639)	163	—	—	627	(393)	259,990	(393)
Entertainment	447,887	23,218	(32,110)	74	269,865	—	7,896	(378,662)	338,168	(378,662)
Preferred Stocks
Electronic Equipment, Instruments & Components	—	164,500	—	—	—	—	—	(39,166)	125,334	(39,166)
Home Builders	2,605,005	—	—	—	—	—	—	19,710	2,624,715	19,710
IT Services	4,136,721	—	—	—	—	—	—	474,706	4,611,427	474,706
Oil & Gas	155,827	—	(164,500)	—	—	—	—	8,673	—	—
Software	0	—	—	—	—	—	—	—	0	—
Common Stocks
Electrical Equipment	0	—	—	—	—	—	—	—	0	—
Wireless Telecommunication Services	23,736	—	—	—	—	—	—	(8,255)	15,481	(8,255)
Warants
Hotels, Restaurants & Leisure	0	—	—	—	—	—	—	—	0	—
IT Services	402,039	—	—	—	—	—	—	37,613	439,652	37,613
Oil & Gas	5	—	—	—	—	—	—	(5)	0	—
	$42,154,913	$8,565,133	$(3,061,881)	$19,721	$269,865	$(2,948,000)	$101,732	$(361,597)	$44,739,886	$(348,243)
* Values are net of unfunded loan commitments.
See accompanying notes to financial statements.
BHFTII-80

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
The following table summarizes the valuation techniques and unobservable inputs utilized to determine fair value of the Level 3 assets as of June 30, 2026.
	Fair Value at June 30, 2026	Valuation Technique(s)	Unobservable Input	Range		Weighted Average	Relationship Between Fair Value and Input; if input value increases then Fair Value:
Corporate Bonds
Aerospace/Defense	$1,100,152	Market Yield Analysis	Midpoint Yield Spread	5.40%	5.40%	5.40%	Decrease
			Reference Index Spread	2.91%	2.91%	2.91%	Decrease
Banks	3,550,828	Broker Quotations	Single-Source Quote	$112.69	$112.69	$112.69	Increase
	3,463,933	Market Transaction Method	Transaction Price	$100.00	$114.26	$109.07	Increase
Energy - Alternate Sources	1,555,363	Market Yield Analysis	Midpoint Yield Spread	9.59%	9.59%	9.59%	Decrease
			Reference Index Spread	3.97%	3.97%	3.97%	Decrease
Gas	1,434,521	Market Yield Analysis	Midpoint Yield Spread	5.04%	5.04%	5.04%	Decrease
			Reference Index Spread	4.00%	4.00%	4.00%	Decrease
Home Builders	3,024,310	Market Yield Analysis	Midpoint Yield Spread	8.00%	8.00%	8.00%	Decrease
			Reference Index Spread	4.20%	4.20%	4.20%	Decrease
Investment Companies	5,197,660	Market Yield Analysis	Midpoint Yield Spread	4.98%	12.75%	6.31%	Decrease
			Reference Index Spread	4.08%	4.21%	4.13%	Decrease
Lodging	0	Liquidation Analysis	Estimated Recovery Value	$0.00	$0.00	$0.00	Increase
Real Estate	4,760,864	Market Yield Analysis	Midpoint Yield Spread	10.50%	10.50%	10.50%	Decrease
			Reference Index Spread	4.09%	4.09%	4.09%	Decrease
		Repayment Scenario	Percent of Par Value	112.00%	112.00%	112.00%	Increase
	1,384,221	EV Coverage Analysis	EV/EBITDA Multiple	2.00x	2.00x	2.00x	Increase
			Loan/EV Coverage Ratio	0.74x	0.74x	0.74x	Increase
		Buyout Scenario	Percent of Par Value	75.64%	75.64%	75.64%	Increase
	564,334	Discounted Cash Flow	Implied Yield	19.90%	19.90%	19.90%	Decrease
Telecommunications	8,758	Broker Quotations	Single-Source Quote	$6.00	$6.00	$6.00	Increase
Asset-Backed
Asset-Backed - Other	1,289,275	Discounted Cash Flow	Implied Yield	10.76%	10.94%	10.88%	Decrease
	3,672,900	Market Yield Analysis	Midpoint Yield Spread	3.58%	3.58%	3.58%	Decrease
			Reference Index Spread	3.78%	3.78%	3.78%	Decrease
Floating Rate Loans
Commercial Services	634,992	EV Coverage Analysis	EV/EBITDA Multiple	9.75x	9.75x	9.75x	Increase
			Loan/EV Coverage Ratio	0.29x	0.29x	0.29x	Increase
	240,598	Market Yield Analysis	Midpoint Yield Spread	6.25%	6.25%	6.25%	Decrease
			Reference Index Spread	3.99%	3.99%	3.99%	Decrease
Computers	4,442,410	Market Yield Analysis	Midpoint Yield Spread	5.27%	10.67%	7.51%	Decrease
			Reference Index Spread	3.79%	4.00%	3.92%	Decrease
Cosmetics/Personal Care	259,990	Market Yield Analysis	Midpoint Yield Spread	5.50%	5.50%	5.50%	Decrease
			Reference Index Spread	3.91%	3.91%	3.91%	Decrease
Entertainment	135,306	Market Yield Analysis	Midpoint Yield Spread	13.50%	13.50%	13.50%	Decrease
			Reference Index Spread	3.77%	3.77%	3.77%	Decrease
	202,862	EV Coverage Analysis	EV/EBITDA Multiple	5.00x	5.00x	5.00x	Increase
			Loan/EV Coverage Ratio	0.66x	0.66x	0.66x	Increase
Preferred Stocks
Electronic Equipment, Instruments & Components	125,334	Option Pricing Method	EV/Revenue Multiple	4.13x	4.13x	4.13x	Increase
			Volatility	109%	109%	109%	Increase
			Risk Free Rate	4.23%	4.23%	4.23%	Decrease
Home Builders	2,624,715	Market Yield Analysis	Midpoint Yield Spread	5.64%	5.64%	5.64%	Decrease
			Reference Index Spread	3.83%	3.83%	3.83%	Decrease
IT Services	4,611,427	Comparable Company Analysis	EV/Revenue Multiple	9.25x	9.25x	9.25x	Increase
			Accrued Dividend/Share	$1.53	$1.53	$1.53	Increase
Software	0	EV Coverage Analysis	EV/EBITDA Multiple	2.00x	2.00x	2.00x	Increase
			EV Coverage Ratio	0.00x	0.00x	0.00x	Increase
Common Stock
Electrical Equipment	0	Liquidation Analysis	Estimated Recovery Value	$0.00	$0.00	$0.00	Increase
Wireless Telecommunication Services	15,481	Broker Quotations	Single-Source Quote	$15.00	$15.00	$15.00	Increase
Warrants
Hotels, Restaurants & Leisure	0	Liquidation Analysis	Estimated Recovery Value	$0.00	$0.00	$0.00	Increase
IT Services	439,652	Comparable Company Analysis	EV/Revenue Multiple	9.25x	9.25x	9.25x	Increase
Oil & Gas	0	Liquidation Analysis	Estimated Recovery Value	$0.00	$0.00	$0.00	Increase
	$44,739,886
See accompanying notes to financial statements.
BHFTII-81

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Statement of Assets and Liabilities

June 30, 2026 (Unaudited)
Assets
Investments at value (a) (b) (c)	$2,767,279,359
Cash	539,584
Cash denominated in foreign currencies (d)	7,239,021
Cash collateral for centrally cleared swap contracts	4,192,000
OTC swap contracts at market value (e)	167,093
Unrealized appreciation on forward foreign currency exchange contracts	1,868,832
Receivable for:
Investments sold	1,410,783
TBA securities sold (f)	140,216,148
Premiums on written options	29,779
Fund shares sold	1,145,131
Dividends and interest	20,038,041
Interest on OTC swap contracts	13,413
Total Assets	2,944,139,184
Liabilities
Written options at value (g)	4,839,257
TBA Forward sale commitments, at value	33,455,212
OTC swap contracts at market value (h)	532,106
Cash collateral (i)	1,203,400
Unrealized depreciation on forward foreign currency exchange contracts	872,677
Collateral for securities loaned	8,613,052
Payable for:
Foreign currency due to broker	10,829
Investments purchased	14,894,864
TBA securities purchased (f)	387,655,789
Premium on purchased options	8,695
Fund shares redeemed	483,141
Variation margin on futures contracts	672,824
Variation margin on centrally cleared swap contracts	8,402
Interest on TBA forward sales commitments	90,695
Interest on OTC swap contracts	59,415
Accrued Expenses:
Management fees	698,391
Distribution and service fees	88,599
Deferred trustees’ fees	259,348
Other expenses	948,902
Total Liabilities	455,395,598
Commitments and contingent liabilities (j)	—
Net Assets	$2,488,743,586
Net Assets Consist of:
Paid in surplus	$3,048,523,538
Distributable earnings (Accumulated losses)	(559,779,952)
Net Assets	$2,488,743,586
Net Assets
Class A	$2,029,754,120
Class B	395,888,201
Class E	63,101,265
Capital Shares Outstanding*
Class A	23,056,598
Class B	4,604,387
Class E	724,871
Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$88.03
Class B	85.98
Class E	87.05

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments was $2,881,710,680.
(b)	Investments at value is net of unfunded loan commitments of $5,425,481.
(c)	Includes securities loaned at value of $28,518,278.
(d)	Identified cost of cash denominated in foreign currencies was $7,225,473.
(e)	Net premium paid on OTC swap contracts was $14,049.
(f)	Included within TBA securities sold is $42,084,898 related to TBA forward sale commitments and included within TBA securities purchased is $8,679,564 related to TBA forward sale commitments.
(g)	Premiums received on written options were $3,715,161.
(h)	Net premium received on OTC swap contracts was $210,765.
(i)	Includes collateral of $251,100 for OTC derivative contracts and $952,300 for TBA securities.
(j)	See Note 7 of the Notes to Financial Statements.
Statement of Operations

Six Months Ended June 30, 2026 (Unaudited)
Investment Income
Dividends (a)	$139,027
Interest (b)	60,088,538
Securities lending income, net	31,365
Total investment income	60,258,930
Expenses
Management fees	4,481,679
Administration fees	63,707
Custodian and accounting fees	229,507
Distribution and service fees—Class B	495,583
Distribution and service fees—Class E	47,667
Audit and tax services	72,166
Legal	23,184
Trustees’ fees and expenses	39,805
Shareholder reporting	61,595
Insurance	10,690
Miscellaneous	15,589
Total expenses	5,541,172
Less management fee waiver	(209,198)
Net expenses	5,331,974
Net Investment Income	54,926,956
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments (c)	(5,185,620)
Purchased options	(758,454)
Futures contracts	(7,978,651)
Written options	1,477,619
Swap contracts	(908,566)
Foreign currency transactions	175,180
Forward foreign currency transactions	(497,468)
Net realized gain (loss)	(13,675,960)
Net change in unrealized appreciation (depreciation) on:
Investments (d)	(22,399,856)
Purchased options	252,690
Futures contracts	267,099
Written options	(1,482,062)
Swap contracts	(777,725)
Foreign currency transactions	45,248
Forward foreign currency transactions	750,865
Net change in unrealized appreciation (depreciation)	(23,343,741)
Net realized and unrealized gain (loss)	(37,019,701)
Net Increase (Decrease) in Net Assets From Operations	$17,907,255

(a)	Net of foreign withholding taxes of $167.
(b)	Net of foreign withholding taxes of $25,994.
(c)	Net of foreign capital gains tax of $10.
(d)	Includes change in foreign capital gains tax of $150.
See accompanying notes to financial statements.
BHFTII-82

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Statements of Changes in Net Assets
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
Increase (Decrease) in Net Assets:
From Operations
Net investment income (loss)	$54,926,956	$115,182,240
Net realized gain (loss)	(13,675,960)	(11,736,661)
Net change in unrealized appreciation (depreciation)	(23,343,741)	92,079,409
Increase (decrease) in net assets from operations	17,907,255	195,524,988
From Distributions to Shareholders
Class A	(95,521,860)	(113,330,478)
Class B	(18,010,381)	(21,080,638)
Class E	(2,921,708)	(3,490,058)
Total distributions	(116,453,949)	(137,901,174)
Increase (decrease) in net assets from capital share transactions	31,988,172	(109,088,785)
Total increase (decrease) in net assets	(66,558,522)	(51,464,971)
Net Assets
Beginning of period	2,555,302,108	2,606,767,079
End of period	$2,488,743,586	$2,555,302,108

Other Information:
Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31, 2025
	Shares	Value	Shares	Value
Class A
Sales	275,804	$25,190,791	1,281,914	$117,403,563
Reinvestments	1,088,568	95,521,860	1,296,242	113,330,478
Redemptions	(1,013,069)	(93,014,352)	(3,495,590)	(317,207,567)
Net increase (decrease)	351,303	$27,698,299	(917,434)	$(86,473,526)
Class B
Sales	162,360	$14,453,298	362,539	$31,881,743
Reinvestments	210,132	18,010,381	246,586	21,080,638
Redemptions	(314,648)	(28,196,787)	(803,099)	(71,387,934)
Net increase (decrease)	57,844	$4,266,892	(193,974)	$(18,425,553)
Class E
Sales	18,049	$1,639,566	27,317	$2,445,400
Reinvestments	33,668	2,921,708	40,347	3,490,058
Redemptions	(50,065)	(4,538,293)	(112,809)	(10,125,164)
Net increase (decrease)	1,652	$22,981	(45,145)	$(4,189,706)
Increase (decrease) derived from capital shares transactions		$31,988,172		$(109,088,785)
See accompanying notes to financial statements.
BHFTII-83

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Financial Highlights
Selected per share data
	Class A
	Six Months Ended June 30, (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$91.72	$89.84	$92.27	$89.99	$108.15	$113.91
Income (Loss) from Investment Operations
Net investment income (loss) (a)	2.03	4.13	4.24	3.55	2.45	2.04
Net realized and unrealized gain (loss)	(1.37)	2.76	(2.92)	1.61	(17.68)	(2.58)
Total income (loss) from investment operations	0.66	6.89	1.32	5.16	(15.23)	(0.54)
Less Distributions
Distributions from net investment income	(4.35)	(5.01)	(3.75)	(2.88)	(2.81)	(3.05)
Distributions from net realized capital gains	0.00	0.00	0.00	0.00	(0.12)	(2.17)
Total distributions	(4.35)	(5.01)	(3.75)	(2.88)	(2.93)	(5.22)
Net Asset Value, End of Period	$88.03	$91.72	$89.84	$92.27	$89.99	$108.15
Total Return (%) (b)	0.72 (c)	7.95	1.51	5.84	(14.15)	(0.43)
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.40 (d)	0.40	0.40	0.40	0.39	0.37
Net ratio of expenses to average net assets (%) (e)	0.38 (d)	0.38	0.39	0.39	0.38	0.37
Ratio of net investment income (loss) to average net assets (%)	4.45 (d)	4.56	4.66	3.93	2.55	1.86
Portfolio turnover rate (%)	203 (c)	438	455	435	376	486
Portfolio turnover rate excluding mortgage dollar roll and TBA transactions (%)	51 (c)	143	181	130	64	82
Net assets, end of period (in millions)	$2,029.8	$2,082.5	$2,122.2	$2,314.2	$2,354.2	$3,024.7

	Class B
	Six Months Ended June 30, (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$89.56	$87.82	$90.28	$88.08	$105.87	$111.65
Income (Loss) from Investment Operations
Net investment income (loss) (a)	1.87	3.81	3.93	3.26	2.16	1.73
Net realized and unrealized gain (loss)	(1.33)	2.71	(2.86)	1.57	(17.30)	(2.54)
Total income (loss) from investment operations	0.54	6.52	1.07	4.83	(15.14)	(0.81)
Less Distributions
Distributions from net investment income	(4.12)	(4.78)	(3.53)	(2.63)	(2.53)	(2.80)
Distributions from net realized capital gains	0.00	0.00	0.00	0.00	(0.12)	(2.17)
Total distributions	(4.12)	(4.78)	(3.53)	(2.63)	(2.65)	(4.97)
Net Asset Value, End of Period	$85.98	$89.56	$87.82	$90.28	$88.08	$105.87
Total Return (%) (b)	0.60 (c)	7.68	1.24	5.59	(14.36)	(0.69)
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.65 (d)	0.65	0.65	0.65	0.64	0.62
Net ratio of expenses to average net assets (%) (e)	0.63 (d)	0.63	0.64	0.64	0.63	0.62
Ratio of net investment income (loss) to average net assets (%)	4.20 (d)	4.31	4.42	3.69	2.30	1.61
Portfolio turnover rate (%)	203 (c)	438	455	435	376	486
Portfolio turnover rate excluding mortgage dollar roll and TBA transactions (%)	51 (c)	143	181	130	64	82
Net assets, end of period (in millions)	$395.9	$407.2	$416.3	$422.7	$410.3	$539.9
Please see  following page for Financial Highlights footnote legend.
See accompanying notes to financial statements.
BHFTII-84

Brighthouse Funds Trust II
BlackRock Bond Income Portfolio
Financial Highlights
Selected per share data
	Class E
	Six Months Ended June 30, (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$90.67	$88.85	$91.28	$89.04	$107.01	$112.78
Income (Loss) from Investment Operations
Net investment income (loss) (a)	1.93	3.95	4.06	3.38	2.28	1.86
Net realized and unrealized gain (loss)	(1.34)	2.74	(2.88)	1.58	(17.48)	(2.57)
Total income (loss) from investment operations	0.59	6.69	1.18	4.96	(15.20)	(0.71)
Less Distributions
Distributions from net investment income	(4.21)	(4.87)	(3.61)	(2.72)	(2.65)	(2.89)
Distributions from net realized capital gains	0.00	0.00	0.00	0.00	(0.12)	(2.17)
Total distributions	(4.21)	(4.87)	(3.61)	(2.72)	(2.77)	(5.06)
Net Asset Value, End of Period	$87.05	$90.67	$88.85	$91.28	$89.04	$107.01
Total Return (%) (b)	0.65 (c)	7.79	1.35	5.68	(14.27)	(0.60)
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.55 (d)	0.55	0.55	0.55	0.54	0.52
Net ratio of expenses to average net assets (%) (e)	0.53 (d)	0.53	0.54	0.54	0.53	0.52
Ratio of net investment income (loss) to average net assets (%)	4.30 (d)	4.41	4.51	3.78	2.40	1.71
Portfolio turnover rate (%)	203 (c)	438	455	435	376	486
Portfolio turnover rate excluding mortgage dollar roll and TBA transactions (%)	51 (c)	143	181	130	64	82
Net assets, end of period (in millions)	$63.1	$65.6	$68.3	$74.4	$76.9	$100.2

(a)	Per share amounts based on average shares outstanding during the period.
(b)
Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

(c)	Periods less than one year are not computed on an annualized basis.
(d)	Computed on an annualized basis.
(e)	Includes the effects of management fee waivers (see Note 5 of the Notes to Financial Statements).
See accompanying notes to financial statements.
BHFTII-85

Brighthouse Funds Trust II
BlackRock Capital Appreciation Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Common Stocks—94.9% of Net Assets

Security Description	Shares	Value

Aerospace & Defense — 4.7%
Howmet Aerospace, Inc.	163,085	$43,847,033
L3Harris Technologies, Inc.	86,236	25,059,319
TransDigm Group, Inc.	16,872	22,474,179
		91,380,531
Automobiles — 0.9%
Tesla, Inc. (a)	43,237	18,185,482
Broadline Retail — 7.2%
Amazon.com, Inc. (a)	591,700	141,025,778
Construction & Engineering — 2.9%
Quanta Services, Inc.	79,018	56,896,121
Consumer Staples Distribution & Retail — 0.8%
Walmart, Inc.	145,852	16,519,198
Diversified Telecommunication Services — 1.7%
Space Exploration Technologies Corp. - Class A (a) (b)	189,401	32,361,055
Electrical Equipment — 4.1%
Eaton Corp. PLC (b)	108,425	46,202,061
Vertiv Holdings Co. - Class A	101,777	34,076,975
		80,279,036
Electronic Equipment, Instruments & Components — 2.2%
Flex Ltd. (a)	269,674	43,706,065
Health Care REITs — 1.8%
Welltower, Inc. (b)	158,814	36,046,014
Interactive Media & Services — 8.4%
Alphabet, Inc. - Class A	270,184	96,555,656
Meta Platforms, Inc. - Class A	122,116	68,786,722
		165,342,378
IT Services — 1.8%
Snowflake, Inc. - Class A (a)	137,357	34,957,356
Machinery — 3.2%
Caterpillar, Inc.	58,823	62,640,613
Metals & Mining — 1.8%
Wheaton Precious Metals Corp.	315,220	35,405,510
Oil, Gas & Consumable Fuels — 2.5%
Diamondback Energy, Inc.	199,123	35,001,841
EQT Corp.	254,887	13,552,342
		48,554,183
Pharmaceuticals — 3.1%
Eli Lilly & Co.	51,477	61,743,058
Semiconductors & Semiconductor Equipment — 26.5%
Applied Materials, Inc.	79,385	57,395,355
Broadcom, Inc.	241,067	91,063,059
Intel Corp. (a)	409,393	57,163,545
Security Description	Shares/ Principal Amount*	Value
Semiconductors & Semiconductor Equipment—(Continued)
Lam Research Corp.	130,943	$56,741,530
NVIDIA Corp.	1,286,059	257,327,545
		519,691,034
Software — 13.6%
AppLovin Corp. - Class A (a)	60,329	31,083,311
Datadog, Inc. - Class A (a)	183,829	47,861,718
Microsoft Corp.	255,404	95,270,800
Oracle Corp.	190,078	27,855,931
Palo Alto Networks, Inc. (a)	189,441	64,603,170
		266,674,930
Specialized REITs — 2.3%
Equinix, Inc.	43,288	45,122,978
Technology Hardware, Storage & Peripherals — 5.4%
Apple, Inc.	367,388	106,307,392
Total Common Stocks (Cost $1,118,319,628)		1,862,838,712

Convertible Preferred Stocks—4.0%
Software — 4.0%
Anthropic PBC - Series H † (a) (c) (d)	16,760	9,871,799
Databricks, Inc. - Series D † (a) (c) (d)	239,200	53,279,408
Databricks, Inc. - Series J † (a) (c) (d)	70,572	15,719,208
Total Convertible Preferred Stocks (Cost $38,525,709)		78,870,415

Preferred Stocks—0.9%
Interactive Media & Services — 0.9%
Bytedance Ltd. - Series E-1 † (a) (c) (d) (Cost $5,371,984)	49,026	16,386,450

Short-Term Investments—0.4%
Repurchase Agreement—0.4%
Fixed Income Clearing Corp.
Repurchase Agreement dated 06/30/26 at 2.500%, due on 07/01/26, with a maturity value of $7,723,681; collateralized by U.S. Treasury Note at 4.000%, maturing 12/15/27, with a market value of $7,877,773	7,723,144	7,723,144
Total Short-Term Investments (Cost $7,723,144)		7,723,144

Securities Lending Reinvestments (e)—1.6%
Short-Term Investment Funds—1.4%
Allspring Government Money Market Fund, Select Class 3.570% (f)	4,000,000	4,000,000
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class 3.520% (f)	4,000,000	4,000,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 3.530% (f)	4,000,000	4,000,000
See accompanying notes to financial statements.
BHFTII-86

Brighthouse Funds Trust II
BlackRock Capital Appreciation Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Securities Lending Reinvestments (e)—(Continued)
Security Description	Shares/ Principal Amount*	Value
Short-Term Investment Funds—(Continued)
Invesco STIT-Government & Agency Portfolio, Institutional Class 3.570% (f)	4,000,000	$4,000,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares 3.560% (f)	4,000,000	4,000,000
RBC BlueBay U.S. Government Money Market Fund, Institutional Shares 3.550% (f)	4,000,000	4,000,000
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.580% (f)	4,000,000	4,000,000
		28,000,000

Repurchase Agreements—0.2%
Barclays Capital, Inc.
Repurchase Agreement dated 06/30/26 at 3.680%, due on 07/01/26 with a maturity value of $1,000,102; collateralized by U.S. Treasury Obligations with rates ranging from 3.500% - 4.625%, maturity dates ranging from 01/31/28 - 05/31/31, and an aggregate market value of $1,020,000	1,000,000	1,000,000
Citigroup Global Markets, Inc.
Repurchase Agreement dated 06/30/26 at 3.630%, due on 07/01/26 with a maturity value of $1,000,101; collateralized by U.S. Treasury Obligations with rates ranging from 0.625% - 4.375%, maturity dates ranging from 11/30/28 - 05/15/42, and an aggregate market value of $1,020,000	1,000,000	1,000,000
Jefferies LLC
Repurchase Agreement dated 06/30/26 at 3.690%, due on 07/01/26 with a maturity value of $1,624,667; collateralized by U.S. Government Agency Obligations with rates ranging from 4.628% - 6.500%, maturity dates ranging from 07/25/55 - 06/20/56, and an aggregate market value of $1,656,997	1,624,500	1,624,500
Societe Generale
Repurchase Agreement dated 06/30/26 at 3.630%, due on 07/01/26 with a maturity value of $100,010; collateralized by U.S. Treasury Obligations with rates ranging from 0.625% - 1.625%, maturity dates ranging from 12/31/27 - 11/15/50, and an aggregate market value of $102,000	100,000	100,000
		3,724,500
Total Securities Lending Reinvestments (Cost $31,724,500)		31,724,500
Total Investments—101.8% (Cost $1,201,664,965)		1,997,543,221
Other assets and liabilities (net)—(1.8)%		(34,773,290)
Net Assets—100.0%		$1,962,769,931

*	Principal amount stated in U.S. dollars unless otherwise noted.
†	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of June 30, 2026, the market value of restricted securities was $95,256,865, which is 4.9% of net assets. See  details shown in the Restricted Securities table that follows.

(a)	Non-income producing security.
(b)
All or a portion of the security was held on loan. As of June 30, 2026, the market value of securities loaned was $69,708,468 and the collateral received consisted of cash in the amount of
$31,724,500 and non-cash collateral with a value of $38,972,926. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending
Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio. As such, this collateral is excluded from the Statement of Assets and
Liabilities.

(c)	Security was valued in good faith under procedures subject to oversight by the Board of Trustees. As of June 30, 2026, these securities represent 4.9% of net assets.
(d)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(e)	Represents investment of cash collateral received from securities on loan as of June 30, 2026.
(f)	The rate shown represents the annualized seven-day yield as of June 30, 2026.

Restricted Securities	Acquisition Date	Shares	Cost	Value
Anthropic PBC - Series H	05/28/26	16,760	$9,871,799	$9,871,799
Bytedance Ltd. - Series E-1	12/10/20	49,026	5,371,984	16,386,450
Databricks, Inc. - Series D	03/27/25	239,200	22,126,000	53,279,408
Databricks, Inc. - Series J	01/21/25	70,572	6,527,910	15,719,208
				$95,256,865
See accompanying notes to financial statements.
BHFTII-87

Brighthouse Funds Trust II
BlackRock Capital Appreciation Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Investment Transactions
Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended June 30, 2026 were as follows:
Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$0	$942,299,939	$0	$995,812,634
The following table provides a breakdown of transactions accounted for as secured borrowings, the gross obligations by the type of collateral pledged, and the remaining contractual maturities of those transactions.
Remaining Contractual Maturity of the Agreements As of June 30, 2026
	Overnight and Continuous	Up to 30 Days	31 - 90 Days	Greater than 90 days	Total
Securities Lending Transactions
Common Stocks	$(31,724,500)	$—	$—	$—	$(31,724,500)
Gross amount of recognized liabilities for securities lending transactions					$(31,724,500)
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2026. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.
Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$1,862,838,712	$—	$—	$1,862,838,712
Total Convertible Preferred Stocks*	—	—	78,870,415	78,870,415
Total Preferred Stocks*	—	—	16,386,450	16,386,450
Total Short-Term Investments*	—	7,723,144	—	7,723,144
Securities Lending Reinvestments
Short-Term Investment Funds	28,000,000	—	—	28,000,000
Repurchase Agreements	—	3,724,500	—	3,724,500
Total Securities Lending Reinvestments	28,000,000	3,724,500	—	31,724,500
Total Investments	$1,890,838,712	$11,447,644	$95,256,865	$1,997,543,221
Collateral for Securities Loaned (Liability)	$—	$(31,724,500)	$—	$(31,724,500)

*	See Schedule of Investments for additional detailed categorizations.
Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:
Investments in Securities	Balance as of December 31, 2025	Purchases	Change in Unrealized Appreciation/ (Depreciation)	Balance as of June 30, 2026	Change in Unrealized Appreciation/ (Depreciation) from Investments Held at June 30, 2026
Convertible Preferred Stocks
Software	$58,856,680	$9,871,799	$10,141,936	$78,870,415	$10,141,936
Preferred Stocks
Interactive Media & Services	12,681,555	—	3,704,895	16,386,450	3,704,895
	$71,538,235	$9,871,799	$13,846,831	$95,256,865	$13,846,831
See accompanying notes to financial statements.
BHFTII-88

Brighthouse Funds Trust II
BlackRock Capital Appreciation Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
The following table summarizes the valuation techniques and unobservable inputs utilized to determine fair value of the Level 3 assets as of June 30, 2026.
	Fair Value at June 30, 2026	Valuation Technique(s)	Unobservable Input	Range		Weighted Average	Relationship Between Fair Value and Input; if input value increases then Fair Value:
Convertible Preferred Stocks
Software	$68,998,616	Market Transaction Method	Precedent Transaction	$190.00	$190.00	$190.00	Increase
		Calibration Model	Calculated Enterprise Value/Revenue	21.1x	28.9x	25.0x	Increase
			Calculated Enterprise Value/Gross Profit	28.8x	39.1x	34.0x	Increase
			Implied Premium	46.00%	69.00%	57.75%	Increase
	9,871,799	Market Transaction Method	Precedent Transaction	$589.01	$589.01	$589.01	Increase
Preferred Stocks
Interactive Media & Services	16,386,450	Comparable Company Analysis	Enterprise Value/Revenue	1.80x	1.80x	1.80x	Increase
	$95,256,865
See accompanying notes to financial statements.
BHFTII-89

Brighthouse Funds Trust II
BlackRock Capital Appreciation Portfolio
Statement of Assets and Liabilities

June 30, 2026 (Unaudited)
Assets
Investments at value (a) (b)	$1,997,543,221
Receivable for:
Fund shares sold	119,856
Dividends and interest	46,804
Total Assets	1,997,709,881
Liabilities
Collateral for securities loaned	31,724,500
Payable for:
Fund shares redeemed	1,728,669
Accrued Expenses:
Management fees	836,353
Distribution and service fees	74,736
Deferred trustees’ fees	261,173
Other expenses	314,519
Total Liabilities	34,939,950
Net Assets	$1,962,769,931
Net Assets Consist of:
Paid in surplus	$1,056,686,605
Distributable earnings (Accumulated losses)	906,083,326
Net Assets	$1,962,769,931
Net Assets
Class A	$1,574,491,559
Class B	336,154,105
Class E	52,124,267
Capital Shares Outstanding*
Class A	38,870,611
Class B	9,889,433
Class E	1,401,579
Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$40.51
Class B	33.99
Class E	37.19

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments was $1,201,664,965.
(b)	Includes securities loaned at value of $69,708,468.
Statement of Operations

Six Months Ended June 30, 2026 (Unaudited)
Investment Income
Dividends (a)	$4,029,904
Interest	134,136
Securities lending income, net	8,637
Total investment income	4,172,677
Expenses
Management fees	6,251,125
Administration fees	44,686
Custodian and accounting fees	37,321
Distribution and service fees—Class B	396,542
Distribution and service fees—Class E	36,543
Audit and tax services	24,939
Legal	23,184
Trustees’ fees and expenses	39,805
Shareholder reporting	49,479
Insurance	7,683
Miscellaneous	28,886
Total expenses	6,940,193
Less management fee waiver	(1,468,360)
Net expenses	5,471,833
Net Investment Loss	(1,299,156)
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	113,710,367
Foreign currency transactions	1,719
Net realized gain (loss)	113,712,086
Net change in unrealized appreciation (depreciation) on:
Investments	109,624,860
Foreign currency transactions	(245)
Net change in unrealized appreciation (depreciation)	109,624,615
Net realized and unrealized gain (loss)	223,336,701
Net Increase (Decrease) in Net Assets From Operations	$222,037,545

(a)	Net of foreign withholding taxes of $9,444.
See accompanying notes to financial statements.
BHFTII-90

Brighthouse Funds Trust II
BlackRock Capital Appreciation Portfolio
Statements of Changes in Net Assets
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
Increase (Decrease) in Net Assets:
From Operations
Net investment income (loss)	$(1,299,156)	$(4,112,743)
Net realized gain (loss)	113,712,086	372,811,801
Net change in unrealized appreciation (depreciation)	109,624,615	(143,032,621)
Increase (decrease) in net assets from operations	222,037,545	225,666,437
From Distributions to Shareholders
Class A	(291,853,170)	(184,777,593)
Class B	(72,354,154)	(48,152,874)
Class E	(10,413,293)	(7,021,775)
Total distributions	(374,620,617)	(239,952,242)
Increase (decrease) in net assets from capital share transactions	310,962,209	17,492,741
Total increase (decrease) in net assets	158,379,137	3,206,936
Net Assets
Beginning of period	1,804,390,794	1,801,183,858
End of period	$1,962,769,931	$1,804,390,794

Other Information:
Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31, 2025
	Shares	Value	Shares	Value
Class A
Sales	1,086,631	$50,186,941	870,647	$37,237,261
Reinvestments	7,368,169	291,853,170	4,586,190	184,777,593
Redemptions	(1,882,887)	(86,850,613)	(4,719,733)	(205,849,863)
Net increase (decrease)	6,571,913	$255,189,498	737,104	$16,164,991
Class B
Sales	263,084	$10,008,692	604,697	$22,625,570
Reinvestments	2,176,719	72,354,154	1,370,705	48,152,874
Redemptions	(831,283)	(32,653,297)	(1,793,250)	(68,232,988)
Net increase (decrease)	1,608,520	$49,709,549	182,152	$2,545,456
Class E
Sales	47,200	$1,991,694	106,654	$4,329,091
Reinvestments	286,316	10,413,293	186,402	7,021,775
Redemptions	(153,530)	(6,341,825)	(309,600)	(12,568,572)
Net increase (decrease)	179,986	$6,063,162	(16,544)	$(1,217,706)
Increase (decrease) derived from capital shares transactions		$310,962,209		$17,492,741
See accompanying notes to financial statements.
BHFTII-91

Brighthouse Funds Trust II
BlackRock Capital Appreciation Portfolio
Financial Highlights
Selected per share data
	Class A
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$44.39	$45.10	$36.24	$24.69	$56.20	$53.39
Income (Loss) from Investment Operations
Net investment income (loss) (a)	(0.02)	(0.08)	(0.03)	0.04	0.03	(0.09)
Net realized and unrealized gain (loss)	5.38	5.41	11.41	12.12	(20.40)	10.57
Total income (loss) from investment operations	5.36	5.33	11.38	12.16	(20.37)	10.48
Less Distributions
Distributions from net investment income	0.00	0.00	(0.03)	(0.01)	0.00	0.00
Distributions from net realized capital gains	(9.24)	(6.04)	(2.49)	(0.60)	(11.14)	(7.67)
Total distributions	(9.24)	(6.04)	(2.52)	(0.61)	(11.14)	(7.67)
Net Asset Value, End of Period	$40.51	$44.39	$45.10	$36.24	$24.69	$56.20
Total Return (%) (b)	12.54 (c)	13.19	31.99	49.61	(37.61)	21.20
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.72 (d)	0.72	0.72	0.73	0.73	0.71
Net ratio of expenses to average net assets (%) (e)	0.56 (d)	0.56	0.56	0.58	0.63	0.62
Ratio of net investment income (loss) to average net assets (%)	(0.10) (d)	(0.18)	(0.08)	0.13	0.08	(0.17)
Portfolio turnover rate (%)	52 (c)	66	26	22	65	41
Net assets, end of period (in millions)	$1,574.5	$1,433.7	$1,423.5	$1,320.7	$1,067.3	$1,703.3

	Class B
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$38.65	$40.12	$32.52	$22.25	$52.39	$50.37
Income (Loss) from Investment Operations
Net investment income (loss) (a)	(0.07)	(0.16)	(0.12)	(0.03)	(0.05)	(0.22)
Net realized and unrealized gain (loss)	4.65	4.73	10.21	10.90	(18.95)	9.91
Total income (loss) from investment operations	4.58	4.57	10.09	10.87	(19.00)	9.69
Less Distributions
Distributions from net realized capital gains	(9.24)	(6.04)	(2.49)	(0.60)	(11.14)	(7.67)
Total distributions	(9.24)	(6.04)	(2.49)	(0.60)	(11.14)	(7.67)
Net Asset Value, End of Period	$33.99	$38.65	$40.12	$32.52	$22.25	$52.39
Total Return (%) (b)	12.38 (c)	12.91	31.65	49.23	(37.75)	20.88
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.97 (d)	0.97	0.97	0.98	0.98	0.96
Net ratio of expenses to average net assets (%) (e)	0.81 (d)	0.81	0.81	0.83	0.88	0.87
Ratio of net investment income (loss) to average net assets (%)	(0.35) (d)	(0.43)	(0.33)	(0.12)	(0.17)	(0.42)
Portfolio turnover rate (%)	52 (c)	66	26	22	65	41
Net assets, end of period (in millions)	$336.2	$320.0	$325.0	$277.1	$214.5	$336.4
Please see  following page for Financial Highlights footnote legend.
See accompanying notes to financial statements.
BHFTII-92

Brighthouse Funds Trust II
BlackRock Capital Appreciation Portfolio
Financial Highlights
Selected per share data
	Class E
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$41.47	$42.58	$34.35	$23.46	$54.28	$51.88
Income (Loss) from Investment Operations
Net investment income (loss) (a)	(0.05)	(0.14)	(0.09)	(0.01)	(0.02)	(0.17)
Net realized and unrealized gain (loss)	5.01	5.07	10.81	11.50	(19.66)	10.24
Total income (loss) from investment operations	4.96	4.93	10.72	11.49	(19.68)	10.07
Less Distributions
Distributions from net realized capital gains	(9.24)	(6.04)	(2.49)	(0.60)	(11.14)	(7.67)
Total distributions	(9.24)	(6.04)	(2.49)	(0.60)	(11.14)	(7.67)
Net Asset Value, End of Period	$37.19	$41.47	$42.58	$34.35	$23.46	$54.28
Total Return (%) (b)	12.45 (c)	13.02	31.81	49.33	(37.68)	21.02
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.87 (d)	0.87	0.87	0.88	0.88	0.86
Net ratio of expenses to average net assets (%) (e)	0.71 (d)	0.71	0.71	0.73	0.78	0.77
Ratio of net investment income (loss) to average net assets (%)	(0.25) (d)	(0.33)	(0.23)	(0.02)	(0.07)	(0.32)
Portfolio turnover rate (%)	52 (c)	66	26	22	65	41
Net assets, end of period (in millions)	$52.1	$50.7	$52.7	$44.2	$31.9	$55.7

(a)	Per share amounts based on average shares outstanding during the period.
(b)
Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

(c)	Periods less than one year are not computed on an annualized basis.
(d)	Computed on an annualized basis.
(e)	Includes the effects of management fee waivers (see Note 5 of the Notes to Financial Statements).
See accompanying notes to financial statements.
BHFTII-93

Brighthouse Funds Trust II
BlackRock Ultra-Short Term Bond Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Short-Term Investments—99.8% of Net Assets

Security Description	Principal Amount*	Value

Certificate of Deposit—27.8%
Banco Bilbao Vizcaya Argentaria SA
4.000%, 10/08/26	2,000,000	$2,000,075
Banco Santander SA
3.900%, SOFR + 0.280%, 12/07/26 (a)	3,000,000	3,000,213
Bank of America NA
3.770%, 01/04/27	4,000,000	3,992,308
3.940%, 07/02/26	4,000,000	4,000,039
3.940%, 06/01/27	1,000,000	998,917
4.020%, 07/02/27	1,000,000	1,000,074
4.100%, 04/02/27	2,000,000	1,998,347
4.420%, 07/01/27	3,000,000	3,000,784
Bank of Montreal
3.960%, SOFR + 0.340%, 03/22/27 (a)	3,000,000	3,000,785
4.000%, SOFR + 0.380%, 02/19/27 (a)	2,500,000	2,501,523
4.000%, 03/11/27	2,000,000	1,996,802
4.020%, SOFR + 0.400%, 06/23/27 (a)	3,000,000	2,999,314
4.070%, SOFR + 0.450%, 07/16/27 (a)	2,000,000	2,000,133
Bank of Nova Scotia
3.800%, 01/08/27	2,000,000	1,996,249
3.910%, SOFR + 0.290%, 02/08/27 (a)	3,000,000	3,000,316
4.030%, 03/15/27	3,500,000	3,496,139
4.180%, 06/03/27	3,000,000	2,997,349
Barclays Bank PLC
3.920%, 09/24/26	2,000,000	1,999,699
3.950%, SOFR + 0.330%, 08/10/26 (a)	2,000,000	2,000,472
4.020%, SOFR + 0.400%, 11/13/26 (a)	2,000,000	2,001,202
4.020%, SOFR + 0.400%, 06/21/27 (a)	2,240,000	2,239,998
4.040%, SOFR + 0.420%, 04/23/27 (a)	3,000,000	3,001,477
4.050%, 03/12/27	3,500,000	3,496,112
BNP Paribas SA
3.800%, 07/13/26	11,000,000	11,000,295
3.800%, 09/24/26	2,000,000	1,999,518
3.920%, SOFR + 0.300%, 02/12/27 (a)	2,000,000	2,000,113
4.000%, 12/22/26	2,000,000	1,999,147
Canadian Imperial Bank of Commerce
4.160%, 08/12/26	4,000,000	4,001,264
Cooperatieve Rabobank UA
4.000%, 02/10/27	2,000,000	1,998,867
Credit Agricole Corporate & Investment Bank SA
4.000%, 01/28/27	2,000,000	1,997,959
Deutsche Bank AG
3.850%, 10/15/26	4,000,000	3,997,610
DNB Bank ASA
3.880%, 11/19/26	3,000,000	2,998,437
Goldman Sachs Bank USA
3.926%, SOFR + 0.300%, 02/18/27 (a)	3,000,000	3,001,176
4.120%, 03/31/27	4,000,000	3,997,728
Korea Development Bank
3.800%, 09/18/26	6,000,000	5,998,580
Mizuho Bank Ltd.
3.810%, 07/02/26	4,000,000	4,000,028
MUFG Bank Ltd.
3.840%, SOFR + 0.220%, 09/15/26 (a)	4,000,000	4,000,490
3.970%, SOFR + 0.350%, 09/10/26 (a)	2,900,000	2,901,059
Natixis SA
4.040%, 01/08/27	1,000,000	999,492
Security Description	Principal Amount*	Value
Certificate of Deposit—(Continued)
Nordea Bank Abp
3.950%, SOFR + 0.330%, 12/15/26 (a)	4,000,000	$4,001,202
3.970%, 08/14/26	2,500,000	2,500,269
4.300%, 07/01/27	3,000,000	2,995,836
Oversea-Chinese Banking Corp. Ltd.
3.970%, 09/17/26	3,000,000	2,999,595
Royal Bank of Canada
3.840%, 12/04/26	2,000,000	1,997,829
3.960%, 11/18/26	1,000,000	999,584
3.970%, SOFR + 0.350%, 11/13/26 (a)	1,000,000	1,000,605
4.000%, 03/12/27	2,500,000	2,495,909
4.100%, 08/14/26	2,250,000	2,250,599
4.250%, 06/14/27	2,000,000	1,998,351
Standard Chartered Bank
3.940%, SOFR + 0.320%, 11/13/26 (a)	3,000,000	3,001,529
4.040%, SOFR + 0.420%, 05/27/27 (a)	1,000,000	1,000,147
4.040%, SOFR + 0.420%, 07/30/27 (a)	2,000,000	2,000,000
Sumitomo Mitsui Banking Corp.
3.940%, SOFR + 0.320%, 02/05/27 (a)	3,000,000	3,000,294
3.940%, SOFR + 0.320%, 03/01/27 (a)	1,000,000	1,000,049
3.980%, SOFR + 0.360%, 10/15/26 (a)	4,000,000	4,002,508
Sumitomo Mitsui Trust
3.870%, 08/21/26	4,000,000	4,000,152
3.950%, 07/09/26	2,000,000	2,000,147
Svenska Handelsbanken AB
3.920%, SOFR + 0.300%, 10/15/26 (a)	3,000,000	3,001,388
3.930%, SOFR + 0.310%, 01/28/27 (a)	4,000,000	4,000,213
3.935%, 11/17/26	1,000,000	999,585
3.970%, SOFR + 0.350%, 04/28/27 (a)	2,000,000	2,000,317
Toronto-Dominion Bank
3.850%, 08/10/26	4,000,000	4,000,251
3.900%, SOFR + 0.280%, 08/10/26 (a)	2,000,000	2,000,368
3.920%, 03/25/27	2,000,000	1,993,937
3.930%, SOFR + 0.310%, 03/23/27 (a)	2,000,000	2,000,137
4.020%, SOFR + 0.400%, 12/14/26 (a)	1,000,000	1,000,370
4.020%, SOFR + 0.400%, 07/09/27 (a)	3,000,000	3,000,852
UBS AG
3.820%, 02/19/27	1,000,000	997,283
Wells Fargo Bank NA
3.750%, 01/27/27	4,000,000	3,990,996
3.920%, SOFR + 0.300%, 03/17/27 (a)	2,000,000	2,000,137
3.920%, SOFR + 0.300%, 03/24/27 (a)	1,000,000	1,000,020
3.970%, SOFR + 0.350%, 01/08/27 (a)	2,000,000	2,001,126
4.070%, 04/09/27	1,000,000	998,536
Westpac Banking Corp.
4.200%, 03/24/27	1,000,000	999,470
		194,839,681
Commercial Paper—33.9%
Alinghi Funding Co. LLC
4.100%, SOFR + 0.480%, 01/27/27 (144A) (a)	1,000,000	1,000,381
4.120%, SOFR + 0.500%, 03/19/27 (144A) (a)	1,000,000	1,000,047
ANZ New Zealand International Ltd.
3.853%, 09/14/26 (144A) (b)	3,000,000	2,976,436
Aquitaine Funding Co. LLC
3.720%, 07/07/26 (144A) (b)	4,000,000	3,997,122
See accompanying notes to financial statements.
BHFTII-94

Brighthouse Funds Trust II
BlackRock Ultra-Short Term Bond Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Short-Term Investments—(Continued)
Security Description	Principal Amount*	Value
Commercial Paper—(Continued)
Aquitaine Funding Co. LLC
3.765%, 08/14/26 (144A) (b)	2,000,000	$1,990,288
ASB Bank Ltd.
3.720%, 11/23/26 (144A) (b)	1,500,000	1,476,125
3.761%, 11/23/26 (144A) (b)	3,000,000	2,952,250
Australia & New Zealand Banking Group Ltd.
3.709%, 09/04/26 (144A) (b)	3,500,000	3,475,758
3.800%, 07/02/26 (144A) (b)	2,500,000	2,499,497
3.942%, 07/16/26 (144A) (b)	2,000,000	1,996,737
Banco Bilbao Vizcaya Argentaria SA
3.725%, 07/22/26 (b)	3,000,000	2,993,158
Bank of Montreal
3.900%, SOFR + 0.280%, 11/13/26 (144A) (a)	3,000,000	3,000,398
4.000%, SOFR + 0.380%, 06/01/27 (144A) (a)	2,000,000	2,000,054
Bedford Row Funding Corp.
3.699%, 07/01/26 (144A) (b)	6,000,000	5,999,392
BofA Securities, Inc.
3.745%, 07/01/26 (144A) (b)	5,000,000	4,999,487
Britannia Funding Co. LLC
4.020%, SOFR + 0.400%, 02/12/27 (144A) (a)	4,000,000	3,999,419
4.040%, SOFR + 0.420%, 12/23/26 (144A) (a)	4,000,000	4,000,121
Chesham Finance Ltd./Chesham Finance LLC
3.705%, 07/01/26 (144A) (b)	2,000,000	1,999,797
Citigroup Global Markets Holdings, Inc.
3.920%, SOFR + 0.300%, 08/03/26 (144A) (a)	3,000,000	3,000,420
Columbia Funding Co. LLC
3.523%, 07/13/26 (144A) (b)	4,000,000	3,994,661
3.573%, 07/15/26 (144A) (b)	3,000,000	2,995,369
DNB Bank ASA
3.712%, 01/07/27 (144A) (b)	4,000,000	3,915,371
Federation des Caisses Desjardins du Quebec
3.745%, 02/25/27 (144A) (b)	3,000,000	2,918,667
HQLA Funding LLC
4.087%, 12/15/26 (144A) (b)	1,000,000	980,792
HSBC Bank PLC
3.970%, 05/10/27 (144A)	2,000,000	2,000,349
ING U.S. Funding LLC
3.870%, SOFR + 0.250%, 12/01/26 (144A) (a)	3,500,000	3,499,959
3.930%, SOFR + 0.280%, 08/14/26 (144A) (a)	1,000,000	1,000,194
Ionic Funding LLC
4.102%, 09/28/26 (b)	3,000,000	2,970,225
Korea Development Bank
3.785%, 09/08/26 (b)	6,500,000	6,451,425
Landesbank Baden-Wuerttemberg
3.701%, 07/01/26 (b)	10,000,000	9,998,986
Lloyds Bank PLC
3.705%, 07/01/26 (144A) (b)	2,000,000	1,999,797
3.920%, SOFR + 0.300%, 12/01/26 (144A) (a)	3,000,000	2,999,918
Mackinac Funding Co. LLC
3.554%, 07/14/26 (144A) (b)	2,500,000	2,496,402
Macquarie Bank Ltd.
3.890%, SOFR + 0.270%, 11/30/26 (144A) (a)	2,000,000	2,000,142
3.904%, 09/24/26 (144A) (b)	2,000,000	1,981,016
3.909%, 07/20/26 (144A) (b)	4,000,000	3,991,477
3.950%, SOFR + 0.330%, 02/08/27 (144A) (a)	3,000,000	3,000,381
4.091%, 04/19/27 (144A) (b)	1,000,000	965,698
Security Description	Principal Amount*	Value
Commercial Paper—(Continued)
Macquarie Bank Ltd.
4.093%, 04/22/27 (144A) (b)	1,500,000	$1,447,998
4.120%, SOFR + 0.500%, 04/20/27 (144A) (a)	2,000,000	2,002,177
4.166%, 03/29/27 (144A) (b)	2,000,000	1,936,514
4.200%, 06/01/27 (144A) (b)	4,000,000	3,841,644
4.204%, 05/19/27 (144A) (b)	2,500,000	2,405,041
Mainbeach Funding LLC
3.777%, 08/20/26 (144A) (b)	2,500,000	2,486,312
National Australia Bank Ltd.
3.990%, SOFR + 0.370%, 03/17/27 (144A) (a)	3,500,000	3,501,569
National Bank of Canada
3.739%, 02/11/27 (144A) (b)	2,000,000	1,949,262
3.806%, 08/25/26 (144A) (b)	4,000,000	3,976,546
4.020%, SOFR + 0.400%, 04/09/27 (144A) (a)	2,000,000	2,001,582
4.020%, SOFR + 0.400%, 07/06/27 (144A) (a)	3,000,000	3,000,192
4.070%, SOFR + 0.450%, 07/12/27 (144A) (a)	3,000,000	3,000,197
4.077%, 05/04/27 (144A) (b)	5,000,000	4,823,584
4.339%, 06/16/27 (144A) (b)	2,000,000	1,919,052
Overwatch Bravo Funding LLC
3.873%, 07/02/26 (144A) (b)	3,000,000	2,999,389
Ridgefield Funding Co. LLC
3.749%, 08/21/26 (144A) (b)	4,500,000	4,475,061
3.840%, SOFR + 0.220%, 08/03/26 (144A)	6,000,000	6,000,580
Royal Bank of Canada
3.920%, SOFR + 0.270%, 08/10/26 (144A) (a)	2,000,000	2,000,277
4.020%, SOFR + 0.400%, 07/12/27 (144A) (a)	2,000,000	2,000,397
Starbird Funding Corp.
3.683%, 08/03/26 (144A) (b)	4,500,000	4,483,822
Svenska Handelsbanken AB
3.730%, 09/18/26 (144A) (b)	2,500,000	2,479,014
3.767%, 09/10/26 (144A) (b)	6,000,000	5,954,914
3.950%, SOFR + 0.300%, 09/29/26 (144A) (a)	3,500,000	3,501,471
UBS AG
4.000%, SOFR + 0.380%, 05/10/27 (144A) (a)	3,000,000	3,000,622
4.016%, SOFR + 0.350%, 10/15/26 (144A) (a)	2,000,000	2,000,068
4.212%, SOFR + 0.400%, 11/05/26 (144A) (a)	2,000,000	2,000,256
Verto Capital Compartment B
3.763%, 07/01/26 (144A) (b)	20,000,000	19,997,938
Verto Capital Compartment E
4.112%, 09/18/26 (144A) (b)	3,000,000	2,973,333
Verto Capital I Compartment C
3.909%, 08/26/26 (144A) (b)	3,000,000	2,981,119
Verto Capital I-A LLC
3.834%, 08/18/26 (144A) (b)	3,000,000	2,983,823
Westpac Banking Corp.
3.684%, 12/04/26 (144A) (b)	2,155,000	2,118,077
3.754%, 01/29/27 (144A) (b)	3,500,000	3,416,311
3.890%, SOFR + 0.270%, 02/22/27 (144A) (a)	4,500,000	4,500,009
Westpac Securities NZ Ltd.
3.950%, SOFR + 0.300%, 08/25/26 (144A) (a)	3,500,000	3,501,080
		237,176,947
See accompanying notes to financial statements.
BHFTII-95

Brighthouse Funds Trust II
BlackRock Ultra-Short Term Bond Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Short-Term Investments—(Continued)
Security Description	Principal Amount*	Value
Repurchase Agreements—37.3%
BNP Paribas S.A.
Repurchase Agreement dated 06/30/26 at 3.640%, due on 07/01/26, with a maturity value of $1,000,101; collateralized by U.S.Treasury Obligations with rates ranging from 0.000%- 4.125%, with maturity dates ranging from 12/31/27- 05/15/43, and an aggregate market value of $1,017,351	1,000,000	$1,000,000
Repurchase Agreement dated 06/30/26 at 3.650%, due on 07/01/26, with a maturity value of $1,000,101; U.S. Government Agency Obligations with rates ranging from 2.000%-7.500%, with maturity dates ranging from 12/01/34- 06/20/56, and an aggregate market value of $1,010,323	1,000,000	1,000,000
BofA Securities, Inc.
Repurchase Agreement dated 06/30/26 at 3.640%, due on 07/01/26, with a maturity value of $1,000,101; collateralized by U.S.Treasury Obligations with rates ranging from 0.000%- 4.625%, with maturity dates ranging from 05/31/27- 11/15/44, and an aggregate market value of $1,001,793	1,000,000	1,000,000
Repurchase Agreement dated 06/30/26 at 3.650%, due on 07/01/26, with a maturity value of $92,009,328; collateralized by U.S. Government Agency Obligations with rates ranging from 2.000%-7.000%, with maturity dates ranging from 02/15/32-08/15/68, and an aggregate market value of $93,064,686	92,000,000	92,000,000
JPMorgan Securities LLC
Repurchase Agreement dated 06/30/26 at 3.640%, due on 07/01/26, with a maturity value of $1,000,101; U.S.Treasury Notes with rates ranging from 0.000%-4.000%, with maturity dates ranging from 08/15/27- 04/15/31, and an aggregate market value of $1,007,782	1,000,000	1,000,000
Repurchase Agreement dated 06/30/26 at 3.650%, due on 07/01/26, with a maturity value of $90,009,125; U.S. Government Agency Obligations with rates ranging from 2.000%-7.000%, with maturity dates ranging from 07/20/51- 06/20/56, and an aggregate market value of $91,439,845	90,000,000	90,000,000
TD Securities (USA) LLC
Repurchase Agreement dated 06/30/26 at 3.650%, due on 07/01/26, with a maturity value of $75,007,604; collateralized by U.S. Government Agency Obligations with rates ranging from 4.500%-5.500%, with maturity dates ranging from 01/20/55-07/20/55, and an aggregate market value of $76,029,064	75,000,000	75,000,000
		261,000,000
Security Description	Principal Amount*	Value
Time Deposit—0.8%
Royal Bank of Canada
3.670%, 07/01/26	6,000,000	$6,000,000
Total Short-Term Investments (Cost $699,145,701)		699,016,628
Total Investments—99.8% (Cost $699,145,701)		699,016,628
Other assets and liabilities (net)—0.2%		1,287,241
Net Assets—100.0%		$700,303,869

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)
Variable or floating rate security. The stated rate represents the rate at June 30, 2026.
Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

(b)	The rate shown represents current yield to maturity.
(144A)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2026, the market value of 144A securities was
$214,763,153, which is 30.7% of net assets.

Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2026. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.
Description	Level 1	Level 2	Level 3	Total
Total Short-Term Investments*	$—	$699,016,628	$—	$699,016,628
Total Investments	$—	$699,016,628	$—	$699,016,628

*	See Schedule of Investments for additional detailed categorizations.
See accompanying notes to financial statements.
BHFTII-96

Brighthouse Funds Trust II
BlackRock Ultra-Short Term Bond Portfolio
Statement of Assets and Liabilities

June 30, 2026 (Unaudited)
Assets
Investments at value (a)	$438,016,628
Repurchase Agreements at value which equals cost	261,000,000
Cash	460,209
Receivable for:
Fund shares sold	151,775
Interest	1,994,919
Total Assets	701,623,531
Liabilities
Payable for:
Fund shares redeemed	584,819
Accrued Expenses:
Management fees	189,306
Distribution and service fees	78,159
Deferred trustees’ fees	259,342
Other expenses	208,036
Total Liabilities	1,319,662
Net Assets	$700,303,869
Net Assets Consist of:
Paid in surplus	$688,656,419
Distributable earnings (Accumulated losses)	11,647,450
Net Assets	$700,303,869
Net Assets
Class A	$304,861,566
Class B	336,962,291
Class E	58,480,012
Capital Shares Outstanding*
Class A	3,061,507
Class B	3,391,247
Class E	587,588
Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$99.58
Class B	99.36
Class E	99.53

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments, excluding repurchase agreement, was $438,145,701.
Statement of Operations

Six Months Ended June 30, 2026 (Unaudited)
Investment Income
Interest	$14,071,504
Total investment income	14,071,504
Expenses
Management fees	1,275,638
Administration fees	24,586
Custodian and accounting fees	30,503
Distribution and service fees—Class B	430,495
Distribution and service fees—Class E	44,111
Audit and tax services	22,602
Legal	23,184
Trustees’ fees and expenses	39,805
Shareholder reporting	31,720
Insurance	3,376
Miscellaneous	9,060
Total expenses	1,935,080
Less management fee waiver	(91,117)
Net expenses	1,843,963
Net Investment Income	12,227,541
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investments	61,050
Net change in unrealized appreciation (depreciation) on investments	(406,254)
Net realized and unrealized gain (loss)	(345,204)
Net Increase (Decrease) in Net Assets From Operations	$11,882,337
See accompanying notes to financial statements.
BHFTII-97

Brighthouse Funds Trust II
BlackRock Ultra-Short Term Bond Portfolio
Statements of Changes in Net Assets
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
Increase (Decrease) in Net Assets:
From Operations
Net investment income (loss)	$12,227,541	$30,293,551
Net realized gain (loss)	61,050	(307)
Net change in unrealized appreciation (depreciation)	(406,254)	84,236
Increase (decrease) in net assets from operations	11,882,337	30,377,480
From Distributions to Shareholders
Class A	(13,362,446)	(17,940,519)
Class B	(14,471,544)	(17,274,935)
Class E	(2,464,889)	(3,182,701)
Total distributions	(30,298,879)	(38,398,155)
Increase (decrease) in net assets from capital share transactions	(37,584,691)	(14,143,818)
Total increase (decrease) in net assets	(56,001,233)	(22,164,493)
Net Assets
Beginning of period	756,305,102	778,469,595
End of period	$700,303,869	$756,305,102

Other Information:
Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31, 2025
	Shares	Value	Shares	Value
Class A
Sales	381,863	$39,363,531	741,772	$76,398,167
Reinvestments	134,350	13,362,446	179,154	17,940,519
Redemptions	(874,857)	(90,243,642)	(884,610)	(90,965,129)
Net increase (decrease)	(358,644)	$(37,517,665)	36,316	$3,373,557
Class B
Sales	593,801	$60,990,343	1,110,772	$113,928,722
Reinvestments	145,809	14,471,544	172,853	17,274,935
Redemptions	(738,979)	(75,464,367)	(1,375,627)	(141,038,370)
Net increase (decrease)	631	$(2,480)	(92,002)	$(9,834,713)
Class E
Sales	53,599	$5,511,847	104,751	$10,752,537
Reinvestments	24,795	2,464,889	31,802	3,182,701
Redemptions	(78,110)	(8,041,282)	(210,822)	(21,617,900)
Net increase (decrease)	284	$(64,546)	(74,269)	$(7,682,662)
Increase (decrease) derived from capital shares transactions		$(37,584,691)		$(14,143,818)
See accompanying notes to financial statements.
BHFTII-98

Brighthouse Funds Trust II
BlackRock Ultra-Short Term Bond Portfolio
Financial Highlights
Selected per share data
	Class A
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$102.40	$103.59	$104.59	$101.26	$99.82	$100.35
Income (Loss) from Investment Operations
Net investment income (loss) (a)	1.78	4.17	5.16	5.03	1.41	(0.20)
Net realized and unrealized gain (loss)	(0.05)	0.01	(0.00) (b)	0.04	0.03	0.01
Total income (loss) from investment operations	1.73	4.18	5.16	5.07	1.44	(0.19)
Less Distributions
Distributions from net investment income	(4.55)	(5.37)	(6.16)	(1.74)	0.00	(0.34)
Distributions from net realized capital gains	0.00	0.00	0.00	(0.00) (c)	0.00	0.00
Total distributions	(4.55)	(5.37)	(6.16)	(1.74)	0.00	(0.34)
Net Asset Value, End of Period	$99.58	$102.40	$103.59	$104.59	$101.26	$99.82
Total Return (%) (d)	1.70 (e)	4.15	5.11	5.05	1.44	(0.19)
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.40 (f)	0.40	0.40	0.39	0.38	0.38
Net ratio of expenses to average net assets (%) (g)	0.38 (f)	0.37	0.37	0.36	0.36	0.36
Ratio of net investment income (loss) to average net assets (%)	3.49 (f)	4.06	4.97	4.89	1.41	(0.20)
Portfolio turnover rate (%)	0 (h)	0 (h)	0 (h)	0 (h)	0 (h)	0 (h)
Net assets, end of period (in millions)	$304.9	$350.2	$350.5	$316.0	$469.9	$566.9

	Class B
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$102.05	$103.23	$104.23	$100.91	$99.72	$100.24
Income (Loss) from Investment Operations
Net investment income (loss) (a)	1.64	3.90	4.88	4.75	1.23	(0.44)
Net realized and unrealized gain (loss)	(0.04)	0.01	(0.00) (b)	0.05	(0.04)	(0.01)
Total income (loss) from investment operations	1.60	3.91	4.88	4.80	1.19	(0.45)
Less Distributions
Distributions from net investment income	(4.29)	(5.09)	(5.88)	(1.48)	0.00	(0.07)
Distributions from net realized capital gains	0.00	0.00	0.00	(0.00) (c)	0.00	0.00
Total distributions	(4.29)	(5.09)	(5.88)	(1.48)	0.00	(0.07)
Net Asset Value, End of Period	$99.36	$102.05	$103.23	$104.23	$100.91	$99.72
Total Return (%) (d)	1.57 (e)	3.89	4.83	4.80	1.18	(0.45)
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.65 (f)	0.65	0.65	0.64	0.63	0.63
Net ratio of expenses to average net assets (%) (g)	0.63 (f)	0.62	0.62	0.61	0.61	0.61
Ratio of net investment income (loss) to average net assets (%)	3.23 (f)	3.81	4.72	4.64	1.23	(0.44)
Portfolio turnover rate (%)	0 (h)	0 (h)	0 (h)	0 (h)	0 (h)	0 (h)
Net assets, end of period (in millions)	$337.0	$346.0	$359.5	$389.8	$421.3	$405.7
Please see  following page for Financial Highlights footnote legend.
See accompanying notes to financial statements.
BHFTII-99

Brighthouse Funds Trust II
BlackRock Ultra-Short Term Bond Portfolio
Financial Highlights
Selected per share data
	Class E
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$102.26	$103.43	$104.43	$101.10	$99.81	$100.33
Income (Loss) from Investment Operations
Net investment income (loss) (a)	1.70	4.01	5.00	4.85	1.28	(0.34)
Net realized and unrealized gain (loss)	(0.05)	0.01	(0.00) (b)	0.05	0.01	0.00
Total income (loss) from investment operations	1.65	4.02	5.00	4.90	1.29	(0.34)
Less Distributions
Distributions from net investment income	(4.38)	(5.19)	(6.00)	(1.57)	0.00	(0.18)
Distributions from net realized capital gains	0.00	0.00	0.00	(0.00) (c)	0.00	0.00
Total distributions	(4.38)	(5.19)	(6.00)	(1.57)	0.00	(0.18)
Net Asset Value, End of Period	$99.53	$102.26	$103.43	$104.43	$101.10	$99.81
Total Return (%) (d)	1.62 (e)	3.99	4.95	4.90	1.28	(0.34)
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.55 (f)	0.55	0.55	0.54	0.53	0.53
Net ratio of expenses to average net assets (%) (g)	0.53 (f)	0.52	0.52	0.51	0.51	0.51
Ratio of net investment income (loss) to average net assets (%)	3.34 (f)	3.91	4.83	4.73	1.28	(0.34)
Portfolio turnover rate (%)	0 (h)	0 (h)	0 (h)	0 (h)	0 (h)	0 (h)
Net assets, end of period (in millions)	$58.5	$60.1	$68.4	$69.9	$79.3	$81.8

(a)	Per share amounts based on average shares outstanding during the period.
(b)	Net realized and unrealized gain (loss) on investments was less than $0.01.
(c)	Distributions from net realized capital gains were less than $0.01 per share.
(d)
Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

(e)	Periods less than one year are not computed on an annualized basis.
(f)	Computed on an annualized basis.
(g)	Includes the effects of management fee waivers (see Note 5 of the Notes to Financial Statements).
(h)	There were no long term transactions during the six months ended June 30, 2026 and for each of the years ended December 31, 2025, 2024, 2023, 2022 and 2021.
See accompanying notes to financial statements.
BHFTII-100

Brighthouse Funds Trust II
Brighthouse Asset Allocation 20 Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Investment Companies—100.1% of Net Assets

Security Description	Shares	Value

Affiliated Mutual Funds — 100.1%
AB International Bond Portfolio (Class A) (a)	733,558	$5,809,777
Baillie Gifford International Stock Portfolio (Class A) (b)	252,198	2,864,975
BlackRock Bond Income Portfolio (Class A) (b)	428,554	37,721,332
BlackRock Capital Appreciation Portfolio (Class A) (b)	71,380	2,891,605
BlackRock High Yield Portfolio (Class A) (a)	297,482	2,177,566
Brighthouse Small Cap Value Portfolio (Class A) (a)	128,467	1,452,967
Brighthouse/Artisan International Portfolio (Class A) (a)	186,314	2,168,699
Brighthouse/Eaton Vance Floating Rate Portfolio (Class A) (a)	588,045	5,074,825
Brighthouse/Franklin Low Duration Total Return Portfolio (Class A) (a)	1,707,400	14,512,901
Brighthouse/Wellington Core Equity Opportunities Portfolio (Class A) (b)	204,241	5,085,591
Brighthouse/Wellington Large Cap Research Portfolio (Class A) (a)	203,596	2,903,273
CBRE Global Real Estate Portfolio (Class A) (a)	129,357	1,443,627
Harris Oakmark International Portfolio (Class A) (a)	204,175	2,899,287
Invesco Comstock Portfolio (Class A) (a)	451,320	5,808,494
Invesco Global Equity Portfolio (Class A) (a)	31,880	725,265
Invesco Value Opportunities Portfolio (Class A) (formerly, Brighthouse/Artisan Mid Cap Value Portfolio) (b)	4,240	726,155
Jennison Growth Portfolio (Class A) (b)	204,955	2,846,819
JPMorgan Core Bond Portfolio (Class A) (a)	2,695,463	23,935,710
JPMorgan Small Cap Value Portfolio (Class A) (a)	110,151	1,452,888
Loomis Sayles Small Cap Growth Portfolio (Class A) (b)	54,258	726,513
MFS Research International Portfolio (Class A) (a)	226,098	2,905,359
MFS Value Portfolio (Class A) (b)	544,309	7,261,083
PIMCO Inflation Protected Bond Portfolio (Class A) (a)	2,388,158	23,905,465
PIMCO Total Return Portfolio (Class A) (a)	3,692,804	36,263,334
Security Description	Shares	Value
Affiliated Mutual Funds—(Continued)
State Street Emerging Markets Enhanced Index Portfolio (Class A) (formerly, SSGA Emerging Markets Enhanced Index Portfolio) (a)	42,544	$708,778
T. Rowe Price Large Cap Growth Portfolio (Class A) (b)	162,218	3,573,666
T. Rowe Price Large Cap Value Portfolio (Class A) (a)	148,914	4,357,237
T. Rowe Price Mid Cap Growth Portfolio (Class A) (a)	91,500	726,513
T. Rowe Price Small Cap Growth Portfolio (Class A) (b)	109,141	2,179,539
TCW Core Fixed Income Portfolio (Class A) (a)	3,410,181	29,020,638
VanEck Global Natural Resources Portfolio (Class A) (b)	253,422	3,319,826
Western Asset Management Strategic Bond Opportunities Portfolio (Class A) (b)	1,434,355	14,515,673
Western Asset Management U.S. Government Portfolio (Class A) (b)	3,637,490	37,720,767
Total Investment Companies (Cost $312,494,229)		289,686,147
Total Investments—100.1% (Cost $312,494,229)		289,686,147
Other assets and liabilities (net)—(0.1)%		(383,740)
Net Assets—100.0%		$289,302,407

(a)	A Portfolio of Brighthouse Funds Trust I. (See the table that follows for a summary of transactions in affiliated issuers.)
(b)	A Portfolio of Brighthouse Funds Trust II. (See the table that follows for a summary of transactions in affiliated issuers.)
Transactions in Securities of Affiliated Issuers
The Asset Allocation Portfolio does not invest in the Underlying Portfolios for the purpose of exercising control; however, investments by the Asset Allocation Portfolio within its principal investment strategies may represent a significant portion of the Underlying Portfolios net assets. Transactions in the Underlying Portfolios for the six months ended June 30, 2026 were as follows:
Security Description	Market Value December 31, 2025	Purchases	Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of June 30, 2026
AB International Bond Portfolio (Class A)	$6,084,828	$255,913	$(514,071)	$(126,616)	$109,723	$5,809,777
Baillie Gifford International Stock Portfolio (Class A)	3,038,725	428,697	(572,295)	77,280	(107,432)	2,864,975
BlackRock Bond Income Portfolio (Class A)	39,498,850	2,439,830	(2,708,240)	(536,296)	(972,812)	37,721,332
BlackRock Capital Appreciation Portfolio (Class A)	2,262,238	1,390,397	(547,967)	242,487	(455,550)	2,891,605
BlackRock High Yield Portfolio (Class A)	2,282,735	159,867	(178,048)	853	(87,841)	2,177,566
Brighthouse Small Cap Value Portfolio (Class A)	2,986,929	323,709	(2,008,707)	(166,083)	317,119	1,452,967
Brighthouse/Artisan International Portfolio (Class A)	2,276,655	497,707	(487,277)	119,191	(237,577)	2,168,699
Brighthouse/Eaton Vance Floating Rate Portfolio (Class A)	5,319,544	484,525	(389,698)	(34,458)	(305,088)	5,074,825
Brighthouse/Franklin Low Duration Total Return Portfolio (Class A)	15,200,370	991,789	(1,127,480)	(80,065)	(471,713)	14,512,901
Brighthouse/Wellington Core Equity Opportunities Portfolio (Class A)	5,297,078	772,800	(547,658)	(137,237)	(299,392)	5,085,591
Brighthouse/Wellington Large Cap Research Portfolio (Class A)	3,021,129	427,830	(485,457)	125,334	(185,563)	2,903,273
CBRE Global Real Estate Portfolio (Class A)	1,515,164	97,312	(251,745)	(35,531)	118,427	1,443,627
Harris Oakmark International Portfolio (Class A)	3,039,346	445,144	(383,711)	33,780	(235,272)	2,899,287
Invesco Comstock Portfolio (Class A)	6,054,563	820,590	(985,315)	42,833	(124,177)	5,808,494
Invesco Global Equity Portfolio (Class A)	757,073	182,797	(160,278)	40,718	(95,045)	725,265
Invesco Value Opportunities Portfolio (Class A) (formerly, Brighthouse/Artisan Mid Cap Value Portfolio)	751,790	71,125	(117,228)	(41,834)	62,302	726,155
Jennison Growth Portfolio (Class A)	3,020,065	703,227	(591,939)	14,999	(299,533)	2,846,819
JPMorgan Core Bond Portfolio (Class A)	25,058,077	1,434,371	(1,733,378)	(242,156)	(581,204)	23,935,710
See accompanying notes to financial statements.
BHFTII-101

Brighthouse Funds Trust II
Brighthouse Asset Allocation 20 Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Security Description	Market Value December 31, 2025	Purchases	Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of June 30, 2026
JPMorgan Small Cap Value Portfolio (Class A)	$1,493,149	$177,130	$(376,493)	$68,631	$90,471	$1,452,888
Loomis Sayles Small Cap Growth Portfolio (Class A)	743,385	75,156	(230,223)	71,378	66,817	726,513
MFS Research International Portfolio (Class A)	3,037,684	527,293	(548,558)	60,493	(171,553)	2,905,359
MFS Value Portfolio (Class A)	7,558,124	847,285	(1,038,637)	(47,169)	(58,520)	7,261,083
Neuberger Berman Genesis Portfolio (Class A)	745,837	28,089	(834,020)	(71,367)	131,461	—
PIMCO Inflation Protected Bond Portfolio (Class A)	25,054,947	1,205,566	(1,696,001)	142,743	(801,790)	23,905,465
PIMCO Total Return Portfolio (Class A)	37,986,465	2,125,398	(2,650,296)	(351,540)	(846,693)	36,263,334
State Street Emerging Markets Enhanced Index Portfolio (Class A) (formerly, SSGA Emerging Markets Enhanced Index Portfolio)	761,628	95,222	(285,884)	79,485	58,327	708,778
T. Rowe Price Large Cap Growth Portfolio (Class A)	2,265,821	2,222,467	(469,575)	193,204	(638,251)	3,573,666
T. Rowe Price Large Cap Value Portfolio (Class A)	4,544,951	437,089	(973,295)	(40,901)	389,393	4,357,237
T. Rowe Price Mid Cap Growth Portfolio (Class A)	751,105	122,581	(110,821)	(26,944)	(9,408)	726,513
T. Rowe Price Small Cap Growth Portfolio (Class A)	2,228,298	358,000	(588,919)	113,771	68,389	2,179,539
TCW Core Fixed Income Portfolio (Class A)	30,371,688	1,760,164	(2,101,596)	(344,979)	(664,639)	29,020,638
VanEck Global Natural Resources Portfolio (Class A)	3,775,979	726,210	(1,022,796)	245,632	(405,199)	3,319,826
Western Asset Management Strategic Bond Opportunities Portfolio (Class A)	15,208,611	1,273,367	(1,183,130)	(288,541)	(494,634)	14,515,673
Western Asset Management U.S. Government Portfolio (Class A)	39,498,468	2,286,787	(2,776,836)	(350,384)	(937,268)	37,720,767
	$303,491,299	$26,195,434	$(30,677,572)	$(1,249,289)	$(8,073,725)	$289,686,147

Security Description	Capital Gain Distributions from Affiliated Investments	Income earned from affiliates during the period	Number of shares held at June 30, 2026
AB International Bond Portfolio (Class A)	$—	$193,657	733,558
Baillie Gifford International Stock Portfolio (Class A)	236,995	19,501	252,198
BlackRock Bond Income Portfolio (Class A)	—	1,791,680	428,554
BlackRock Capital Appreciation Portfolio (Class A)	531,411	—	71,380
BlackRock High Yield Portfolio (Class A)	—	130,143	297,482
Brighthouse Small Cap Value Portfolio (Class A)	186,820	20,783	128,467
Brighthouse/Artisan International Portfolio (Class A)	395,315	40,199	186,314
Brighthouse/Eaton Vance Floating Rate Portfolio (Class A)	—	381,535	588,045
Brighthouse/Franklin Low Duration Total Return Portfolio (Class A)	—	715,378	1,707,400
Brighthouse/Wellington Core Equity Opportunities Portfolio (Class A)	560,481	57,761	204,241
Brighthouse/Wellington Large Cap Research Portfolio (Class A)	343,615	13,216	203,596
CBRE Global Real Estate Portfolio (Class A)	—	55,281	129,357
Harris Oakmark International Portfolio (Class A)	147,010	98,568	204,175
Invesco Comstock Portfolio (Class A)	631,092	81,431	451,320
Invesco Global Equity Portfolio (Class A)	121,236	931	31,880
Invesco Value Opportunities Portfolio (Class A) (formerly, Brighthouse/Artisan Mid Cap Value Portfolio)	7,267	9,288	4,240
Jennison Growth Portfolio (Class A)	446,848	—	204,955
JPMorgan Core Bond Portfolio (Class A)	—	1,002,940	2,695,463
JPMorgan Small Cap Value Portfolio (Class A)	134,459	16,000	110,151
Loomis Sayles Small Cap Growth Portfolio (Class A)	50,417	—	54,258
MFS Research International Portfolio (Class A)	351,994	62,371	226,098
MFS Value Portfolio (Class A)	503,511	125,503	544,309
Neuberger Berman Genesis Portfolio (Class A)	—	—	—
PIMCO Inflation Protected Bond Portfolio (Class A)	—	896,757	2,388,158
PIMCO Total Return Portfolio (Class A)	—	1,548,159	3,692,804
State Street Emerging Markets Enhanced Index Portfolio (Class A) (formerly, SSGA Emerging Markets Enhanced Index Portfolio)	34,413	16,570	42,544
T. Rowe Price Large Cap Growth Portfolio (Class A)	559,760	—	162,218
T. Rowe Price Large Cap Value Portfolio (Class A)	300,833	73,209	148,914
T. Rowe Price Mid Cap Growth Portfolio (Class A)	73,793	—	91,500
T. Rowe Price Small Cap Growth Portfolio (Class A)	252,621	—	109,141
TCW Core Fixed Income Portfolio (Class A)	—	1,194,144	3,410,181
VanEck Global Natural Resources Portfolio (Class A)	362,042	99,252	253,422
Western Asset Management Strategic Bond Opportunities Portfolio (Class A)	—	1,075,682	1,434,355
See accompanying notes to financial statements.
BHFTII-102

Brighthouse Funds Trust II
Brighthouse Asset Allocation 20 Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Security Description	Capital Gain Distributions from Affiliated Investments	Income earned from affiliates during the period	Number of shares held at June 30, 2026
Western Asset Management U.S. Government Portfolio (Class A)	$—	$1,569,695	3,637,490
	$6,231,933	$11,289,634
Investment Transactions
Aggregate cost of purchases and proceeds of sales of shares of the Underlying Portfolios by the Asset Allocation Portfolio, for the six months ended June 30, 2026 were as follows:
Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$0	$26,195,434	$0	$30,677,572
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2026. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.
Description	Level 1	Level 2	Level 3	Total
Total Investment Companies*	$289,686,147	$—	$—	$289,686,147
Total Investments	$289,686,147	$—	$—	$289,686,147

*	See Schedule of Investments for additional detailed categorizations.
See accompanying notes to financial statements.
BHFTII-103

Brighthouse Funds Trust II
Brighthouse Asset Allocation 20 Portfolio
Statement of Assets and Liabilities

June 30, 2026 (Unaudited)
Assets
Affiliated investments at value (a)	$289,686,147
Receivable for:
Affiliated investments sold	1,135,896
Fund shares sold	21,082
Due from investment advisor	33,980
Total Assets	290,877,105
Liabilities
Payable for:
Fund shares redeemed	1,156,977
Accrued Expenses:
Management fees	23,891
Distribution and service fees	55,453
Deferred trustees’ fees	259,582
Other expenses	78,795
Total Liabilities	1,574,698
Net Assets	$289,302,407
Net Assets Consist of:
Paid in surplus	$313,451,686
Distributable earnings (Accumulated losses)	(24,149,279)
Net Assets	$289,302,407
Net Assets
Class A	$20,883,159
Class B	268,419,248
Capital Shares Outstanding*
Class A	2,093,483
Class B	27,122,117
Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$9.98
Class B	9.90

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of affiliated investments was $312,494,229.
Statement of Operations

Six Months Ended June 30, 2026 (Unaudited)
Investment Income
Dividends from affiliated investments	$11,289,634
Total investment income	11,289,634
Expenses
Management fees	146,642
Administration fees	14,703
Custodian and accounting fees	7,285
Distribution and service fees—Class B	340,732
Audit and tax services	17,520
Legal	23,184
Trustees’ fees and expenses	39,804
Miscellaneous	5,149
Total expenses	595,019
Less expenses reimbursed by the Adviser	(107,646)
Net expenses	487,373
Net Investment Income	10,802,261
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Affiliated investments	(1,249,289)
Capital gain distributions from affiliated investments	6,231,933
Net realized gain (loss)	4,982,644
Net change in unrealized appreciation (depreciation) on affiliated investments	(8,073,725)
Net realized and unrealized gain (loss)	(3,091,081)
Net Increase (Decrease) in Net Assets From Operations	$7,711,180
See accompanying notes to financial statements.
BHFTII-104

Brighthouse Funds Trust II
Brighthouse Asset Allocation 20 Portfolio
Statements of Changes in Net Assets
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
Increase (Decrease) in Net Assets:
From Operations
Net investment income (loss)	$10,802,261	$12,334,928
Net realized gain (loss)	4,982,644	1,596,637
Net change in unrealized appreciation (depreciation)	(8,073,725)	13,942,089
Increase (decrease) in net assets from operations	7,711,180	27,873,654
From Distributions to Shareholders
Class A	(973,692)	(724,996)
Class B	(11,964,885)	(9,358,747)
Total distributions	(12,938,577)	(10,083,743)
Increase (decrease) in net assets from capital share transactions	(8,580,475)	(39,413,521)
Total increase (decrease) in net assets	(13,807,872)	(21,623,610)
Net Assets
Beginning of period	303,110,279	324,733,889
End of period	$289,302,407	$303,110,279

Other Information:
Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31, 2025
	Shares	Value	Shares	Value
Class A
Sales	91,606	$945,231	260,214	$2,597,862
Reinvestments	98,056	973,692	75,129	724,996
Redemptions	(187,839)	(1,919,193)	(442,887)	(4,388,591)
Net increase (decrease)	1,823	$(270)	(107,544)	$(1,065,733)
Class B
Sales	1,127,954	$11,512,491	2,296,502	$22,519,275
Reinvestments	1,213,477	11,964,885	977,925	9,358,747
Redemptions	(3,148,578)	(32,057,581)	(7,161,595)	(70,225,810)
Net increase (decrease)	(807,147)	$(8,580,205)	(3,887,168)	$(38,347,788)
Increase (decrease) derived from capital shares transactions		$(8,580,475)		$(39,413,521)
See accompanying notes to financial statements.
BHFTII-105

Brighthouse Funds Trust II
Brighthouse Asset Allocation 20 Portfolio
Financial Highlights
Selected per share data
	Class A
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$10.18	$9.63	$9.53	$9.37	$11.48	$11.55
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.39	0.41	0.29	0.26	0.30	0.22
Net realized and unrealized gain (loss)	(0.10)	0.48	0.10	0.47	(1.74)	0.24
Total income (loss) from investment operations	0.29	0.89	0.39	0.73	(1.44)	0.46
Less Distributions
Distributions from net investment income	(0.49)	(0.34)	(0.29)	(0.36)	(0.35)	(0.38)
Distributions from net realized capital gains	0.00	0.00	0.00	(0.21)	(0.32)	(0.15)
Total distributions	(0.49)	(0.34)	(0.29)	(0.57)	(0.67)	(0.53)
Net Asset Value, End of Period	$9.98	$10.18	$9.63	$9.53	$9.37	$11.48
Total Return (%) (b)	2.83 (c)	9.47	4.21	8.08	(12.54)	4.01
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%) (d)	0.17 (e)	0.16	0.16	0.15	0.13	0.13
Net ratio of expenses to average net assets (%) (d) (f)	0.10 (e)	0.10	0.10	0.10	0.10	0.10
Ratio of net investment income (loss) to average net assets (%) (g)	3.79 (h)	4.15	2.99	2.76	2.95	1.90
Portfolio turnover rate (%)	9 (c)	11	7	9	9	8
Net assets, end of period (in millions)	$20.9	$21.3	$21.2	$22.3	$22.6	$28.9

	Class B
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$10.09	$9.54	$9.45	$9.29	$11.37	$11.45
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.37	0.38	0.26	0.24	0.27	0.19
Net realized and unrealized gain (loss)	(0.10)	0.49	0.10	0.46	(1.71)	0.23
Total income (loss) from investment operations	0.27	0.87	0.36	0.70	(1.44)	0.42
Less Distributions
Distributions from net investment income	(0.46)	(0.32)	(0.27)	(0.33)	(0.32)	(0.35)
Distributions from net realized capital gains	0.00	0.00	0.00	(0.21)	(0.32)	(0.15)
Total distributions	(0.46)	(0.32)	(0.27)	(0.54)	(0.64)	(0.50)
Net Asset Value, End of Period	$9.90	$10.09	$9.54	$9.45	$9.29	$11.37
Total Return (%) (b)	2.67 (c)	9.25	3.85	7.83	(12.69)	3.69
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%) (d)	0.42 (e)	0.41	0.41	0.40	0.38	0.38
Net ratio of expenses to average net assets (%) (d) (f)	0.35 (e)	0.35	0.35	0.35	0.35	0.35
Ratio of net investment income (loss) to average net assets (%) (g)	3.46 (h)	3.92	2.76	2.55	2.69	1.62
Portfolio turnover rate (%)	9 (c)	11	7	9	9	8
Net assets, end of period (in millions)	$268.4	$281.8	$303.6	$351.2	$377.0	$511.1

(a)	Per share amounts based on average shares outstanding during the period.
(b)
Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

(c)	Periods less than one year are not computed on an annualized basis.
(d)	The ratio of operating expenses to average net assets does not include expenses of the Underlying Portfolios in which the Asset Allocation Portfolio invests.
(e)	Computed on an annualized basis.
(f)	Includes the effects of expenses reimbursed by the Adviser (see Note 5 of the Notes to Financial Statements).
(g)	Recognition of net investment income by the Asset Allocation Portfolio is affected by the timing of the declaration of dividends by the Underlying Portfolios in which it invests.
(h)	The income earned by the Asset Allocation Portfolio through the investments in Underlying Portfolios is not annualized.
See accompanying notes to financial statements.
BHFTII-106

Brighthouse Funds Trust II
Brighthouse Asset Allocation 40 Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Investment Companies—100.0% of Net Assets

Security Description	Shares	Value

Affiliated Mutual Funds — 100.0%
AB International Bond Portfolio (Class A) (a)	11,304,775	$89,533,817
Allspring Mid Cap Value Portfolio (Class A) (a)	735,337	7,478,376
Baillie Gifford International Stock Portfolio (Class A) (b)	5,825,179	66,174,036
BlackRock Bond Income Portfolio (Class A) (b)	3,463,538	304,860,629
BlackRock Capital Appreciation Portfolio (Class A) (b)	1,283,255	51,984,646
BlackRock High Yield Portfolio (Class A) (a)	4,075,398	29,831,914
Brighthouse Small Cap Value Portfolio (Class A) (a)	2,643,128	29,893,772
Brighthouse/Artisan International Portfolio (Class A) (a)	4,874,692	56,741,419
Brighthouse/Eaton Vance Floating Rate Portfolio (Class A) (a)	6,027,333	52,015,882
Brighthouse/Franklin Low Duration Total Return Portfolio (Class A) (a)	10,517,604	89,399,636
Brighthouse/Templeton International Bond Portfolio (Class A) (a)	3,622,394	29,812,298
Brighthouse/Wellington Core Equity Opportunities Portfolio (Class A) (b)	3,904,063	97,211,171
Brighthouse/Wellington Large Cap Research Portfolio (Class A) (a)	4,719,924	67,306,122
CBRE Global Real Estate Portfolio (Class A) (a)	1,981,159	22,109,733
Harris Oakmark International Portfolio (Class A) (a)	5,236,257	74,354,847
Invesco Comstock Portfolio (Class A) (a)	7,533,716	96,958,924
Invesco Global Equity Portfolio (Class A) (a)	1,303,994	29,665,870
Invesco Small Cap Growth Portfolio (Class A) (a)	1,217,231	14,874,560
Invesco Value Opportunities Portfolio (Class A) (formerly, Brighthouse/Artisan Mid Cap Value Portfolio) (b)	43,669	7,477,809
Jennison Growth Portfolio (Class A) (b)	3,142,452	43,648,655
JPMorgan Core Bond Portfolio (Class A) (a)	14,218,902	126,263,845
JPMorgan Small Cap Value Portfolio (Class A) (a)	1,697,557	22,390,777
Loomis Sayles Growth Portfolio (Class A) (a)	2,922,464	48,775,922
Loomis Sayles Small Cap Growth Portfolio (Class A) (b)	559,141	7,486,903
MFS Research International Portfolio (Class A) (a)	4,059,835	52,168,885
Security Description	Shares	Value
Affiliated Mutual Funds—(Continued)
MFS Value Portfolio (Class A) (b)	8,397,998	$112,029,287
Neuberger Berman Genesis Portfolio (Class A) (b)	998,866	14,963,011
PIMCO Inflation Protected Bond Portfolio (Class A) (a)	15,593,155	156,087,481
PIMCO Total Return Portfolio (Class A) (a)	30,242,655	296,982,873
State Street Emerging Markets Enhanced Index Portfolio (Class A) (formerly, SSGA Emerging Markets Enhanced Index Portfolio) (a)	2,597,085	43,267,444
T. Rowe Price Large Cap Growth Portfolio (Class A) (b)	1,989,344	43,825,250
T. Rowe Price Large Cap Value Portfolio (Class A) (a)	3,313,514	96,953,433
T. Rowe Price Mid Cap Growth Portfolio (Class A) (a)	1,883,772	14,957,149
T. Rowe Price Small Cap Growth Portfolio (Class A) (b)	1,498,901	29,933,055
TCW Core Fixed Income Portfolio (Class A) (a)	27,075,747	230,414,607
VanEck Global Natural Resources Portfolio (Class A) (b)	4,136,562	54,188,957
Western Asset Management Strategic Bond Opportunities Portfolio (Class A) (b)	10,317,460	104,412,698
Western Asset Management U.S. Government Portfolio (Class A) (b)	23,650,692	245,257,679
Total Investment Companies (Cost $3,097,980,866)		2,961,693,372
Total Investments—100.0% (Cost $3,097,980,866)		2,961,693,372
Other assets and liabilities (net)—0.0%		(1,158,906)
Net Assets—100.0%		$2,960,534,466

(a)	A Portfolio of Brighthouse Funds Trust I. (See the table that follows for a summary of transactions in affiliated issuers.)
(b)	A Portfolio of Brighthouse Funds Trust II. (See the table that follows for a summary of transactions in affiliated issuers.)
Transactions in Securities of Affiliated Issuers
The Asset Allocation Portfolio does not invest in the Underlying Portfolios for the purpose of exercising control; however, investments by the Asset Allocation Portfolio within its principal investment strategies may represent a significant portion of the Underlying Portfolios net assets. Transactions in the Underlying Portfolios for the six months ended June 30, 2026 were as follows:
Security Description	Market Value December 31, 2025	Purchases	Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of June 30, 2026
AB International Bond Portfolio (Class A)	$93,320,649	$2,985,338	$(6,504,583)	$(1,611,041)	$1,343,456	$89,533,817
Allspring Mid Cap Value Portfolio (Class A)	7,686,831	816,573	(1,164,529)	122,188	17,313	7,478,376
Baillie Gifford International Stock Portfolio (Class A)	77,706,847	6,043,438	(16,981,851)	(340,418)	(253,980)	66,174,036
BlackRock Bond Income Portfolio (Class A)	318,366,549	14,489,178	(15,830,424)	(2,744,296)	(9,420,378)	304,860,629
BlackRock Capital Appreciation Portfolio (Class A)	53,452,371	9,677,873	(7,942,419)	3,383,992	(6,587,171)	51,984,646
BlackRock High Yield Portfolio (Class A)	31,136,131	1,777,771	(1,896,113)	48,328	(1,234,203)	29,831,914
Brighthouse Small Cap Value Portfolio (Class A)	38,162,902	4,310,156	(13,600,268)	372,963	648,019	29,893,772
Brighthouse/Artisan International Portfolio (Class A)	54,361,380	15,595,185	(9,336,341)	1,721,938	(5,600,743)	56,741,419
Brighthouse/Eaton Vance Floating Rate Portfolio (Class A)	54,338,422	3,916,321	(2,765,696)	(307,328)	(3,165,837)	52,015,882
Brighthouse/Franklin Low Duration Total Return Portfolio (Class A)	93,204,240	4,401,788	(4,827,232)	(572,417)	(2,806,743)	89,399,636
Brighthouse/Templeton International Bond Portfolio (Class A)	31,082,195	290,678	(1,973,948)	(298,228)	711,601	29,812,298
Brighthouse/Wellington Core Equity Opportunities Portfolio (Class A)	100,503,855	11,837,462	(6,758,083)	(1,287,212)	(7,084,851)	97,211,171
Brighthouse/Wellington Large Cap Research Portfolio (Class A)	69,447,219	8,320,509	(9,051,124)	(80,178)	(1,330,304)	67,306,122
CBRE Global Real Estate Portfolio (Class A)	23,183,194	866,208	(3,192,255)	(61,513)	1,314,099	22,109,733
Harris Oakmark International Portfolio (Class A)	85,530,611	6,392,049	(12,190,357)	4,912,786	(10,290,242)	74,354,847
Invesco Comstock Portfolio (Class A)	100,565,908	11,941,281	(14,177,706)	3,542,322	(4,912,881)	96,958,924
Invesco Global Equity Portfolio (Class A)	30,932,987	5,060,251	(4,076,970)	900,655	(3,151,053)	29,665,870
See accompanying notes to financial statements.
BHFTII-107

Brighthouse Funds Trust II
Brighthouse Asset Allocation 40 Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Security Description	Market Value December 31, 2025	Purchases	Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of June 30, 2026
Invesco Small Cap Growth Portfolio (Class A)	$15,070,318	$980,196	$(4,120,850)	$(610,299)	$3,555,195	$14,874,560
Invesco Value Opportunities Portfolio (Class A) (formerly, Brighthouse/Artisan Mid Cap Value Portfolio)	7,660,657	180,302	(563,517)	27,209	173,158	7,477,809
Jennison Growth Portfolio (Class A)	38,036,485	12,055,244	(1,829,624)	243,002	(4,856,452)	43,648,655
JPMorgan Core Bond Portfolio (Class A)	131,903,623	5,290,989	(6,615,534)	(660,524)	(3,654,709)	126,263,845
JPMorgan Small Cap Value Portfolio (Class A)	22,828,932	2,329,040	(5,214,607)	841,990	1,605,422	22,390,777
Loomis Sayles Growth Portfolio (Class A)	30,760,824	24,543,790	(157,612)	59,542	(6,430,622)	48,775,922
Loomis Sayles Small Cap Growth Portfolio (Class A)	7,584,053	521,619	(2,036,929)	(172,906)	1,591,066	7,486,903
MFS Research International Portfolio (Class A)	54,384,275	7,470,451	(7,663,810)	2,359,031	(4,381,062)	52,168,885
MFS Value Portfolio (Class A)	115,805,904	9,722,727	(11,850,683)	(202,966)	(1,445,695)	112,029,287
Neuberger Berman Genesis Portfolio (Class A)	15,194,243	1,983,874	(2,309,303)	(482,666)	576,863	14,963,011
PIMCO Inflation Protected Bond Portfolio (Class A)	162,743,741	5,869,889	(8,226,378)	(467,804)	(3,831,967)	156,087,481
PIMCO Total Return Portfolio (Class A)	310,724,721	12,718,270	(16,633,416)	(3,367,940)	(6,458,762)	296,982,873
State Street Emerging Markets Enhanced Index Portfolio (Class A) (formerly, SSGA Emerging Markets Enhanced Index Portfolio)	46,815,675	3,207,879	(15,210,719)	4,088,734	4,365,875	43,267,444
T. Rowe Price Large Cap Growth Portfolio (Class A)	45,986,121	7,002,570	(3,703,457)	184,269	(5,644,253)	43,825,250
T. Rowe Price Large Cap Value Portfolio (Class A)	108,475,752	8,359,054	(28,462,545)	6,179,285	2,401,887	96,953,433
T. Rowe Price Mid Cap Growth Portfolio (Class A)	15,350,038	1,527,174	(1,148,643)	(271,932)	(499,488)	14,957,149
T. Rowe Price Small Cap Growth Portfolio (Class A)	37,922,462	3,481,462	(14,783,170)	(1,380,143)	4,692,444	29,933,055
TCW Core Fixed Income Portfolio (Class A)	240,511,615	9,470,866	(11,613,853)	(1,339,587)	(6,614,434)	230,414,607
VanEck Global Natural Resources Portfolio (Class A)	61,681,023	7,687,412	(12,457,098)	7,499,370	(10,221,750)	54,188,957
Western Asset Management Strategic Bond Opportunities Portfolio (Class A)	108,897,426	7,720,228	(6,587,158)	(1,336,198)	(4,281,600)	104,412,698
Western Asset Management U.S. Government Portfolio (Class A)	256,202,665	10,198,263	(12,841,897)	(1,622,335)	(6,679,017)	245,257,679
	$3,097,522,844	$251,043,358	$(306,300,702)	$17,269,673	$(97,841,799)	$2,961,693,372

Security Description	Capital Gain Distributions from Affiliated Investments	Income earned from affiliates during the period	Number of shares held at June 30, 2026
AB International Bond Portfolio (Class A)	$—	$2,985,242	11,304,775
Allspring Mid Cap Value Portfolio (Class A)	722,373	88,208	735,337
Baillie Gifford International Stock Portfolio (Class A)	5,521,827	454,361	5,825,179
BlackRock Bond Income Portfolio (Class A)	—	14,444,582	3,463,538
BlackRock Capital Appreciation Portfolio (Class A)	9,612,885	—	1,283,255
BlackRock High Yield Portfolio (Class A)	—	1,777,639	4,075,398
Brighthouse Small Cap Value Portfolio (Class A)	3,837,514	426,915	2,643,128
Brighthouse/Artisan International Portfolio (Class A)	10,377,867	1,055,310	4,874,692
Brighthouse/Eaton Vance Floating Rate Portfolio (Class A)	—	3,902,926	6,027,333
Brighthouse/Franklin Low Duration Total Return Portfolio (Class A)	—	4,388,635	10,517,604
Brighthouse/Templeton International Bond Portfolio (Class A)	—	284,509	3,622,394
Brighthouse/Wellington Core Equity Opportunities Portfolio (Class A)	10,679,263	1,100,561	3,904,063
Brighthouse/Wellington Large Cap Research Portfolio (Class A)	7,986,106	307,158	4,719,924
CBRE Global Real Estate Portfolio (Class A)	—	851,159	1,981,159
Harris Oakmark International Portfolio (Class A)	3,769,957	2,527,694	5,236,257
Invesco Comstock Portfolio (Class A)	10,532,628	1,359,049	7,533,716
Invesco Global Equity Portfolio (Class A)	4,972,938	38,203	1,303,994
Invesco Small Cap Growth Portfolio (Class A)	961,254	—	1,217,231
Invesco Value Opportunities Portfolio (Class A) (formerly, Brighthouse/Artisan Mid Cap Value Portfolio)	75,104	95,990	43,669
Jennison Growth Portfolio (Class A)	6,898,460	—	3,142,452
JPMorgan Core Bond Portfolio (Class A)	—	5,265,496	14,218,902
JPMorgan Small Cap Value Portfolio (Class A)	2,067,206	245,983	1,697,557
Loomis Sayles Growth Portfolio (Class A)	4,126,600	—	2,922,464
Loomis Sayles Small Cap Growth Portfolio (Class A)	516,298	—	559,141
MFS Research International Portfolio (Class A)	6,314,526	1,118,896	4,059,835
MFS Value Portfolio (Class A)	7,736,404	1,928,339	8,397,998
Neuberger Berman Genesis Portfolio (Class A)	1,930,440	42,006	998,866
PIMCO Inflation Protected Bond Portfolio (Class A)	—	5,850,810	15,593,155
PIMCO Total Return Portfolio (Class A)	—	12,683,935	30,242,655
See accompanying notes to financial statements.
BHFTII-108

Brighthouse Funds Trust II
Brighthouse Asset Allocation 40 Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Security Description	Capital Gain Distributions from Affiliated Investments	Income earned from affiliates during the period	Number of shares held at June 30, 2026
State Street Emerging Markets Enhanced Index Portfolio (Class A) (formerly, SSGA Emerging Markets Enhanced Index Portfolio)	$2,140,523	$1,030,622	2,597,085
T. Rowe Price Large Cap Growth Portfolio (Class A)	6,909,810	—	1,989,344
T. Rowe Price Large Cap Value Portfolio (Class A)	6,684,465	1,626,696	3,313,514
T. Rowe Price Mid Cap Growth Portfolio (Class A)	1,514,298	—	1,883,772
T. Rowe Price Small Cap Growth Portfolio (Class A)	3,450,348	—	1,498,901
TCW Core Fixed Income Portfolio (Class A)	—	9,423,718	27,075,747
VanEck Global Natural Resources Portfolio (Class A)	5,976,245	1,638,359	4,136,562
Western Asset Management Strategic Bond Opportunities Portfolio (Class A)	—	7,719,119	10,317,460
Western Asset Management U.S. Government Portfolio (Class A)	—	10,150,630	23,650,692
	$125,315,339	$94,812,750
Investment Transactions
Aggregate cost of purchases and proceeds of sales of shares of the Underlying Portfolios by the Asset Allocation Portfolio, for the six months ended June 30, 2026 were as follows:
Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$0	$251,043,358	$0	$306,300,702
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2026. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.
Description	Level 1	Level 2	Level 3	Total
Total Investment Companies*	$2,961,693,372	$—	$—	$2,961,693,372
Total Investments	$2,961,693,372	$—	$—	$2,961,693,372

*	See Schedule of Investments for additional detailed categorizations.
See accompanying notes to financial statements.
BHFTII-109

Brighthouse Funds Trust II
Brighthouse Asset Allocation 40 Portfolio
Statement of Assets and Liabilities

June 30, 2026 (Unaudited)
Assets
Affiliated investments at value (a)	$2,961,693,372
Receivable for:
Affiliated investments sold	1,684,404
Fund shares sold	19,491
Total Assets	2,963,397,267
Liabilities
Payable for:
Fund shares redeemed	1,703,895
Accrued Expenses:
Management fees	152,703
Distribution and service fees	597,675
Deferred trustees’ fees	329,963
Other expenses	78,565
Total Liabilities	2,862,801
Net Assets	$2,960,534,466
Net Assets Consist of:
Paid in surplus	$2,926,882,641
Distributable earnings (Accumulated losses)	33,651,825
Net Assets	$2,960,534,466
Net Assets
Class A	$57,198,250
Class B	2,903,336,216
Capital Shares Outstanding*
Class A	5,481,538
Class B	282,019,251
Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$10.43
Class B	10.29

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of affiliated investments was $3,097,980,866.
Statement of Operations

Six Months Ended June 30, 2026 (Unaudited)
Investment Income
Dividends from affiliated investments	$94,812,750
Total investment income	94,812,750
Expenses
Management fees	936,242
Administration fees	14,703
Custodian and accounting fees	7,297
Distribution and service fees—Class B	3,681,778
Audit and tax services	17,520
Legal	23,184
Trustees’ fees and expenses	39,805
Miscellaneous	6,067
Total expenses	4,726,596
Net Investment Income	90,086,154
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Affiliated investments	17,269,673
Capital gain distributions from affiliated investments	125,315,339
Net realized gain (loss)	142,585,012
Net change in unrealized appreciation (depreciation) on affiliated investments	(97,841,799)
Net realized and unrealized gain (loss)	44,743,213
Net Increase (Decrease) in Net Assets From Operations	$134,829,367
See accompanying notes to financial statements.
BHFTII-110

Brighthouse Funds Trust II
Brighthouse Asset Allocation 40 Portfolio
Statements of Changes in Net Assets
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
Increase (Decrease) in Net Assets:
From Operations
Net investment income (loss)	$90,086,154	$103,780,055
Net realized gain (loss)	142,585,012	89,780,486
Net change in unrealized appreciation (depreciation)	(97,841,799)	152,482,165
Increase (decrease) in net assets from operations	134,829,367	346,042,706
From Distributions to Shareholders
Class A	(3,865,410)	(2,275,240)
Class B	(192,050,000)	(120,140,382)
Total distributions	(195,915,410)	(122,415,622)
Increase (decrease) in net assets from capital share transactions	(74,684,817)	(421,740,775)
Total increase (decrease) in net assets	(135,770,860)	(198,113,691)
Net Assets
Beginning of period	3,096,305,326	3,294,419,017
End of period	$2,960,534,466	$3,096,305,326

Other Information:
Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31, 2025
	Shares	Value	Shares	Value
Class A
Sales	184,151	$2,000,578	468,227	$4,796,126
Reinvestments	372,390	3,865,410	227,070	2,275,240
Redemptions	(272,124)	(2,950,080)	(1,080,762)	(11,082,360)
Net increase (decrease)	284,417	$2,915,908	(385,465)	$(4,010,994)
Class B
Sales	653,831	$7,022,686	2,439,716	$24,645,010
Reinvestments	18,754,883	192,050,000	12,135,392	120,140,382
Redemptions	(25,817,402)	(276,673,411)	(55,471,454)	(562,515,173)
Net increase (decrease)	(6,408,688)	$(77,600,725)	(40,896,346)	$(417,729,781)
Increase (decrease) derived from capital shares transactions		$(74,684,817)		$(421,740,775)
See accompanying notes to financial statements.
BHFTII-111

Brighthouse Funds Trust II
Brighthouse Asset Allocation 40 Portfolio
Financial Highlights
Selected per share data
	Class A
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$10.69	$9.97	$9.66	$9.55	$12.09	$11.98
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.35	0.36	0.26	0.23	0.28	0.19
Net realized and unrealized gain (loss)	0.15	0.78	0.33	0.76	(1.93)	0.71
Total income (loss) from investment operations	0.50	1.14	0.59	0.99	(1.65)	0.90
Less Distributions
Distributions from net investment income	(0.44)	(0.30)	(0.26)	(0.37)	(0.31)	(0.36)
Distributions from net realized capital gains	(0.32)	(0.12)	(0.02)	(0.51)	(0.58)	(0.43)
Total distributions	(0.76)	(0.42)	(0.28)	(0.88)	(0.89)	(0.79)
Net Asset Value, End of Period	$10.43	$10.69	$9.97	$9.66	$9.55	$12.09
Total Return (%) (b)	4.66 (c)	11.75	6.13	10.82	(13.63)	7.68
Ratios/Supplemental Data
Ratio of expenses to average net assets (%) (d)	0.07 (e)	0.07	0.07	0.07	0.06	0.06
Ratio of net investment income (loss) to average net assets (%) (f)	3.18 (g)	3.53	2.58	2.47	2.67	1.60
Portfolio turnover rate (%)	8 (c)	10	5	6	10	7
Net assets, end of period (in millions)	$57.2	$55.6	$55.7	$59.7	$60.3	$76.8

	Class B
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$10.54	$9.83	$9.53	$9.43	$11.94	$11.84
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.32	0.33	0.23	0.21	0.25	0.16
Net realized and unrealized gain (loss)	0.16	0.78	0.32	0.74	(1.90)	0.70
Total income (loss) from investment operations	0.48	1.11	0.55	0.95	(1.65)	0.86
Less Distributions
Distributions from net investment income	(0.41)	(0.28)	(0.23)	(0.34)	(0.28)	(0.33)
Distributions from net realized capital gains	(0.32)	(0.12)	(0.02)	(0.51)	(0.58)	(0.43)
Total distributions	(0.73)	(0.40)	(0.25)	(0.85)	(0.86)	(0.76)
Net Asset Value, End of Period	$10.29	$10.54	$9.83	$9.53	$9.43	$11.94
Total Return (%) (b)	4.53 (c)	11.50	5.83	10.52	(13.84)	7.42
Ratios/Supplemental Data
Ratio of expenses to average net assets (%) (d)	0.32 (e)	0.32	0.32	0.32	0.31	0.31
Ratio of net investment income (loss) to average net assets (%) (f)	2.81 (g)	3.25	2.36	2.23	2.42	1.34
Portfolio turnover rate (%)	8 (c)	10	5	6	10	7
Net assets, end of period (in millions)	$2,903.3	$3,040.7	$3,238.8	$3,578.8	$3,721.3	$4,940.6

(a)	Per share amounts based on average shares outstanding during the period.
(b)
Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

(c)	Periods less than one year are not computed on an annualized basis.
(d)	The ratio of operating expenses to average net assets does not include expenses of the Underlying Portfolios in which the Asset Allocation Portfolio invests.
(e)	Computed on an annualized basis.
(f)	Recognition of net investment income by the Asset Allocation Portfolio is affected by the timing of the declaration of dividends by the Underlying Portfolios in which it invests.
(g)	The income earned by the Asset Allocation Portfolio through the investments in Underlying Portfolios is not annualized.
See accompanying notes to financial statements.
BHFTII-112

Brighthouse Funds Trust II
Brighthouse Asset Allocation 60 Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Investment Companies—100.0% of Net Assets

Security Description	Shares	Value

Affiliated Mutual Funds — 100.0%
AB International Bond Portfolio (Class A) (a)	21,715,790	$171,989,057
Allspring Mid Cap Value Portfolio (Class A) (a)	2,130,878	21,671,026
Baillie Gifford International Stock Portfolio (Class A) (b)	24,516,090	278,502,780
BlackRock Bond Income Portfolio (Class A) (b)	7,731,274	680,506,775
BlackRock Capital Appreciation Portfolio (Class A) (b)	5,880,090	238,202,438
BlackRock High Yield Portfolio (Class A) (a)	12,884,624	94,315,450
Brighthouse Small Cap Value Portfolio (Class A) (a)	11,570,931	130,867,230
Brighthouse/Artisan International Portfolio (Class A) (a)	23,046,043	268,255,936
Brighthouse/Dimensional International Small Company Portfolio (Class A) (b)	7,164,698	84,256,846
Brighthouse/Eaton Vance Floating Rate Portfolio (Class A) (a)	17,314,813	149,426,840
Brighthouse/Franklin Low Duration Total Return Portfolio (Class A) (a)	17,530,138	149,006,169
Brighthouse/Templeton International Bond Portfolio (Class A) (a)	18,232,804	150,055,975
Brighthouse/Wellington Core Equity Opportunities Portfolio (Class A) (b)	14,824,448	369,128,759
Brighthouse/Wellington Large Cap Research Portfolio (Class A) (a)	18,251,230	260,262,540
CBRE Global Real Estate Portfolio (Class A) (a)	11,484,195	128,163,619
Harris Oakmark International Portfolio (Class A) (a)	22,743,360	322,955,713
Invesco Comstock Portfolio (Class A) (a)	31,782,596	409,042,013
Invesco Global Equity Portfolio (Class A) (a)	2,868,267	65,253,074
Invesco Small Cap Growth Portfolio (Class A) (a)	7,177,992	87,715,062
Invesco Value Opportunities Portfolio (Class A) (formerly, Brighthouse/Artisan Mid Cap Value Portfolio) (b)	126,874	21,725,860
Jennison Growth Portfolio (Class A) (b)	18,390,670	255,446,402
JPMorgan Core Bond Portfolio (Class A) (a)	23,874,340	212,004,141
JPMorgan Small Cap Value Portfolio (Class A) (a)	4,943,688	65,207,245
Loomis Sayles Growth Portfolio (Class A) (a)	14,561,286	243,027,867
Loomis Sayles Small Cap Growth Portfolio (Class A) (b)	4,951,829	66,304,990
Security Description	Shares	Value
Affiliated Mutual Funds—(Continued)
MFS Research International Portfolio (Class A) (a)	16,856,374	$216,604,403
MFS Value Portfolio (Class A) (b)	32,334,865	431,347,093
Neuberger Berman Genesis Portfolio (Class A) (b)	1,466,962	21,975,095
PIMCO Inflation Protected Bond Portfolio (Class A) (a)	21,206,972	212,281,788
PIMCO Total Return Portfolio (Class A) (a)	54,237,311	532,610,395
State Street Emerging Markets Enhanced Index Portfolio (Class A) (formerly, SSGA Emerging Markets Enhanced Index Portfolio) (a)	12,832,192	213,784,312
T. Rowe Price Large Cap Growth Portfolio (Class A) (b)	10,605,469	233,638,488
T. Rowe Price Large Cap Value Portfolio (Class A) (a)	13,266,026	388,163,917
T. Rowe Price Mid Cap Growth Portfolio (Class A) (a)	5,514,023	43,781,346
T. Rowe Price Small Cap Growth Portfolio (Class A) (b)	5,485,448	109,544,394
TCW Core Fixed Income Portfolio (Class A) (a)	56,270,749	478,864,072
VanEck Global Natural Resources Portfolio (Class A) (b)	17,681,780	231,631,317
Western Asset Management Strategic Bond Opportunities Portfolio (Class A) (b)	12,702,062	128,544,870
Western Asset Management U.S. Government Portfolio (Class A) (b)	34,739,151	360,244,994
Total Investment Companies (Cost $8,543,495,111)		8,526,310,291
Total Investments—100.0% (Cost $8,543,495,111)		8,526,310,291
Other assets and liabilities (net)—0.0%		(2,437,727)
Net Assets—100.0%		$8,523,872,564

(a)	A Portfolio of Brighthouse Funds Trust I. (See the table that follows for a summary of transactions in affiliated issuers.)
(b)	A Portfolio of Brighthouse Funds Trust II. (See the table that follows for a summary of transactions in affiliated issuers.)
Transactions in Securities of Affiliated Issuers
The Asset Allocation Portfolio does not invest in the Underlying Portfolios for the purpose of exercising control; however, investments by the Asset Allocation Portfolio within its principal investment strategies may represent a significant portion of the Underlying Portfolios net assets. Transactions in the Underlying Portfolios for the six months ended June 30, 2026 were as follows:
Security Description	Market Value December 31, 2025	Purchases	Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of June 30, 2026
AB International Bond Portfolio (Class A)	$174,338,530	$5,941,185	$(7,693,638)	$(1,956,483)	$1,359,463	$171,989,057
Allspring Mid Cap Value Portfolio (Class A)	21,650,152	2,341,480	(2,680,195)	(121,876)	481,465	21,671,026
Baillie Gifford International Stock Portfolio (Class A)	306,565,126	25,328,836	(50,110,533)	(1,078,504)	(2,202,145)	278,502,780
BlackRock Bond Income Portfolio (Class A)	696,326,167	37,253,793	(25,908,355)	(4,978,106)	(22,186,724)	680,506,775
BlackRock Capital Appreciation Portfolio (Class A)	215,276,218	52,359,707	(12,575,300)	(636,790)	(16,221,397)	238,202,438
BlackRock High Yield Portfolio (Class A)	96,221,675	6,075,146	(4,213,283)	(225,894)	(3,542,194)	94,315,450
Brighthouse Small Cap Value Portfolio (Class A)	128,757,932	18,606,736	(17,799,466)	720,104	581,924	130,867,230
Brighthouse/Artisan International Portfolio (Class A)	262,344,152	63,540,283	(40,315,846)	6,993,291	(24,305,944)	268,255,936
Brighthouse/Dimensional International Small Company Portfolio (Class A)	87,578,021	8,344,788	(8,350,742)	940,849	(4,256,070)	84,256,846
Brighthouse/Eaton Vance Floating Rate Portfolio (Class A)	152,367,255	12,522,546	(5,479,549)	(795,060)	(9,188,352)	149,426,840
Brighthouse/Franklin Low Duration Total Return Portfolio (Class A)	152,435,149	8,659,854	(6,443,446)	(765,361)	(4,880,027)	149,006,169
Brighthouse/Templeton International Bond Portfolio (Class A)	152,791,289	1,430,726	(6,123,542)	(2,111,084)	4,068,586	150,055,975
Brighthouse/Wellington Core Equity Opportunities Portfolio (Class A)	370,007,189	44,568,908	(13,697,464)	(2,018,621)	(29,731,253)	369,128,759
Brighthouse/Wellington Large Cap Research Portfolio (Class A)	260,952,606	32,067,475	(27,043,707)	3,709,098	(9,422,932)	260,262,540
CBRE Global Real Estate Portfolio (Class A)	130,117,345	4,908,023	(13,986,841)	(27,462)	7,152,554	128,163,619
Harris Oakmark International Portfolio (Class A)	350,420,599	27,763,639	(31,689,878)	7,375,356	(30,914,003)	322,955,713
See accompanying notes to financial statements.
BHFTII-113

Brighthouse Funds Trust II
Brighthouse Asset Allocation 60 Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Security Description	Market Value December 31, 2025	Purchases	Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of June 30, 2026
Invesco Comstock Portfolio (Class A)	$370,630,869	$76,646,230	$(29,214,538)	$7,006,133	$(16,026,681)	$409,042,013
Invesco Global Equity Portfolio (Class A)	87,131,202	11,145,033	(28,529,293)	3,891,221	(8,385,089)	65,253,074
Invesco Small Cap Growth Portfolio (Class A)	105,996,728	5,698,058	(43,859,787)	(10,592,118)	30,472,181	87,715,062
Invesco Value Opportunities Portfolio (Class A) (formerly, Brighthouse/Artisan Mid Cap Value Portfolio)	21,553,571	511,051	(887,826)	(351,144)	900,208	21,725,860
Jennison Growth Portfolio (Class A)	257,218,250	41,318,155	(16,634,058)	(921,357)	(25,534,588)	255,446,402
JPMorgan Core Bond Portfolio (Class A)	217,326,372	10,496,941	(8,542,256)	(861,239)	(6,415,677)	212,004,141
JPMorgan Small Cap Value Portfolio (Class A)	64,298,004	6,725,665	(12,674,978)	631,775	6,226,779	65,207,245
Loomis Sayles Growth Portfolio (Class A)	238,658,432	38,991,351	(557,942)	211,343	(34,275,317)	243,027,867
Loomis Sayles Small Cap Growth Portfolio (Class A)	64,142,445	4,538,548	(14,519,119)	9,627	12,133,489	66,304,990
MFS Research International Portfolio (Class A)	218,937,345	30,854,111	(24,385,902)	6,804,013	(15,605,164)	216,604,403
MFS Value Portfolio (Class A)	435,240,842	37,342,246	(34,181,311)	(2,067,843)	(4,986,841)	431,347,093
Neuberger Berman Genesis Portfolio (Class A)	64,004,360	2,868,095	(48,392,956)	(8,181,689)	11,677,285	21,975,095
PIMCO Inflation Protected Bond Portfolio (Class A)	216,375,057	9,505,218	(7,694,767)	91,816	(5,995,536)	212,281,788
PIMCO Total Return Portfolio (Class A)	544,443,581	26,075,875	(20,304,603)	(4,031,959)	(13,572,499)	532,610,395
State Street Emerging Markets Enhanced Index Portfolio (Class A) (formerly, SSGA Emerging Markets Enhanced Index Portfolio)	219,276,841	15,488,552	(60,780,286)	18,432,874	21,366,331	213,784,312
T. Rowe Price Large Cap Growth Portfolio (Class A)	194,131,540	73,800,939	(4,567,262)	(232,498)	(29,494,231)	233,638,488
T. Rowe Price Large Cap Value Portfolio (Class A)	393,323,598	33,382,125	(68,853,432)	5,055,223	25,256,403	388,163,917
T. Rowe Price Mid Cap Growth Portfolio (Class A)	43,262,956	4,391,111	(1,608,584)	(399,229)	(1,864,908)	43,781,346
T. Rowe Price Small Cap Growth Portfolio (Class A)	128,285,890	12,639,513	(42,358,171)	(4,724,895)	15,702,057	109,544,394
TCW Core Fixed Income Portfolio (Class A)	490,864,230	23,397,695	(18,779,719)	(2,208,028)	(14,410,106)	478,864,072
VanEck Global Natural Resources Portfolio (Class A)	260,872,289	33,744,366	(51,694,397)	26,332,643	(37,623,584)	231,631,317
Western Asset Management Strategic Bond Opportunities Portfolio (Class A)	131,024,713	10,106,371	(5,662,572)	(1,715,518)	(5,208,124)	128,544,870
Western Asset Management U.S. Government Portfolio (Class A)	369,833,877	18,038,629	(15,375,624)	(1,689,441)	(10,562,447)	360,244,994
	$8,694,982,397	$879,419,003	$(834,171,168)	$35,513,167	$(249,433,108)	$8,526,310,291

Security Description	Capital Gain Distributions from Affiliated Investments	Income earned from affiliates during the period	Number of shares held at June 30, 2026
AB International Bond Portfolio (Class A)	$—	$5,708,039	21,715,790
Allspring Mid Cap Value Portfolio (Class A)	2,086,556	254,788	2,130,878
Baillie Gifford International Stock Portfolio (Class A)	23,194,990	1,908,590	24,516,090
BlackRock Bond Income Portfolio (Class A)	—	32,078,466	7,731,274
BlackRock Capital Appreciation Portfolio (Class A)	44,081,784	—	5,880,090
BlackRock High Yield Portfolio (Class A)	—	5,607,919	12,884,624
Brighthouse Small Cap Value Portfolio (Class A)	16,681,285	1,855,755	11,570,931
Brighthouse/Artisan International Portfolio (Class A)	49,058,627	4,988,700	23,046,043
Brighthouse/Dimensional International Small Company Portfolio (Class A)	5,343,786	2,975,958	7,164,698
Brighthouse/Eaton Vance Floating Rate Portfolio (Class A)	—	11,201,716	17,314,813
Brighthouse/Franklin Low Duration Total Return Portfolio (Class A)	—	7,306,009	17,530,138
Brighthouse/Templeton International Bond Portfolio (Class A)	—	1,429,872	18,232,804
Brighthouse/Wellington Core Equity Opportunities Portfolio (Class A)	40,333,617	4,156,618	14,824,448
Brighthouse/Wellington Large Cap Research Portfolio (Class A)	30,836,201	1,186,008	18,251,230
CBRE Global Real Estate Portfolio (Class A)	—	4,893,123	11,484,195
Harris Oakmark International Portfolio (Class A)	16,398,174	10,994,704	22,743,360
Invesco Comstock Portfolio (Class A)	44,338,639	5,721,115	31,782,596
Invesco Global Equity Portfolio (Class A)	10,939,627	84,040	2,868,267
Invesco Small Cap Growth Portfolio (Class A)	5,671,988	—	7,177,992
Invesco Value Opportunities Portfolio (Class A) (formerly, Brighthouse/Artisan Mid Cap Value Portfolio)	218,552	279,330	126,874
Jennison Growth Portfolio (Class A)	40,371,994	—	18,390,670
JPMorgan Core Bond Portfolio (Class A)	—	8,814,955	23,874,340
JPMorgan Small Cap Value Portfolio (Class A)	6,010,448	715,204	4,943,688
Loomis Sayles Growth Portfolio (Class A)	20,557,872	—	14,561,286
Loomis Sayles Small Cap Growth Portfolio (Class A)	4,537,812	—	4,951,829
MFS Research International Portfolio (Class A)	26,171,572	4,637,445	16,856,374
MFS Value Portfolio (Class A)	29,891,344	7,450,573	32,334,865
See accompanying notes to financial statements.
BHFTII-114

Brighthouse Funds Trust II
Brighthouse Asset Allocation 60 Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Security Description	Capital Gain Distributions from Affiliated Investments	Income earned from affiliates during the period	Number of shares held at June 30, 2026
Neuberger Berman Genesis Portfolio (Class A)	$2,801,779	$60,966	1,466,962
PIMCO Inflation Protected Bond Portfolio (Class A)	—	7,947,517	21,206,972
PIMCO Total Return Portfolio (Class A)	—	22,559,010	54,237,311
State Street Emerging Markets Enhanced Index Portfolio (Class A) (formerly, SSGA Emerging Markets Enhanced Index Portfolio)	10,443,957	5,028,572	12,832,192
T. Rowe Price Large Cap Growth Portfolio (Class A)	36,834,081	—	10,605,469
T. Rowe Price Large Cap Value Portfolio (Class A)	26,848,432	6,533,693	13,266,026
T. Rowe Price Mid Cap Growth Portfolio (Class A)	4,380,112	—	5,514,023
T. Rowe Price Small Cap Growth Portfolio (Class A)	12,627,367	—	5,485,448
TCW Core Fixed Income Portfolio (Class A)	—	19,549,009	56,270,749
VanEck Global Natural Resources Portfolio (Class A)	25,540,781	7,001,882	17,681,780
Western Asset Management Strategic Bond Opportunities Portfolio (Class A)	—	9,462,683	12,702,062
Western Asset Management U.S. Government Portfolio (Class A)	—	14,896,031	34,739,151
	$536,201,377	$217,288,290
Investment Transactions
Aggregate cost of purchases and proceeds of sales of shares of the Underlying Portfolios by the Asset Allocation Portfolio, for the six months ended June 30, 2026 were as follows:
Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$0	$879,419,003	$0	$834,171,168
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2026. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.
Description	Level 1	Level 2	Level 3	Total
Total Investment Companies*	$8,526,310,291	$—	$—	$8,526,310,291
Total Investments	$8,526,310,291	$—	$—	$8,526,310,291

*	See Schedule of Investments for additional detailed categorizations.
See accompanying notes to financial statements.
BHFTII-115

Brighthouse Funds Trust II
Brighthouse Asset Allocation 60 Portfolio
Statement of Assets and Liabilities

June 30, 2026 (Unaudited)
Assets
Affiliated investments at value (a)	$8,526,310,291
Receivable for:
Affiliated investments sold	3,431,133
Fund shares sold	114,010
Total Assets	8,529,855,434
Liabilities
Payable for:
Fund shares redeemed	3,545,144
Accrued Expenses:
Management fees	380,737
Distribution and service fees	1,684,258
Deferred trustees’ fees	294,772
Other expenses	77,959
Total Liabilities	5,982,870
Net Assets	$8,523,872,564
Net Assets Consist of:
Paid in surplus	$7,879,301,833
Distributable earnings (Accumulated losses)	644,570,731
Net Assets	$8,523,872,564
Net Assets
Class A	$319,275,551
Class B	8,204,597,013
Capital Shares Outstanding*
Class A	29,328,126
Class B	758,947,231
Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$10.89
Class B	10.81

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of affiliated investments was $8,543,495,111.
Statement of Operations

Six Months Ended June 30, 2026 (Unaudited)
Investment Income
Dividends from affiliated investments	$217,288,290
Total investment income	217,288,290
Expenses
Management fees	2,317,126
Administration fees	14,703
Custodian and accounting fees	7,300
Distribution and service fees—Class B	10,264,000
Audit and tax services	17,520
Legal	23,185
Trustees’ fees and expenses	39,804
Miscellaneous	7,727
Total expenses	12,691,365
Net Investment Income	204,596,925
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Affiliated investments	35,513,167
Capital gain distributions from affiliated investments	536,201,377
Net realized gain (loss)	571,714,544
Net change in unrealized appreciation (depreciation) on affiliated investments	(249,433,108)
Net realized and unrealized gain (loss)	322,281,436
Net Increase (Decrease) in Net Assets From Operations	$526,878,361
See accompanying notes to financial statements.
BHFTII-116

Brighthouse Funds Trust II
Brighthouse Asset Allocation 60 Portfolio
Statements of Changes in Net Assets
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
Increase (Decrease) in Net Assets:
From Operations
Net investment income (loss)	$204,596,925	$219,997,981
Net realized gain (loss)	571,714,544	477,322,450
Net change in unrealized appreciation (depreciation)	(249,433,108)	428,580,811
Increase (decrease) in net assets from operations	526,878,361	1,125,901,242
From Distributions to Shareholders
Class A	(27,208,970)	(15,322,991)
Class B	(686,134,081)	(408,714,052)
Total distributions	(713,343,051)	(424,037,043)
Increase (decrease) in net assets from capital share transactions	17,913,891	(932,836,041)
Total increase (decrease) in net assets	(168,550,799)	(230,971,842)
Net Assets
Beginning of period	8,692,423,363	8,923,395,205
End of period	$8,523,872,564	$8,692,423,363

Other Information:
Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31, 2025
	Shares	Value	Shares	Value
Class A
Sales	667,696	$7,538,365	712,080	$7,586,844
Reinvestments	2,512,370	27,208,970	1,476,203	15,322,991
Redemptions	(1,851,861)	(21,172,456)	(3,129,631)	(33,416,596)
Net increase (decrease)	1,328,205	$13,574,879	(941,348)	$(10,506,761)
Class B
Sales	1,600,696	$18,322,829	3,502,821	$37,300,837
Reinvestments	63,826,426	686,134,081	39,642,488	408,714,052
Redemptions	(61,638,638)	(700,117,898)	(128,986,710)	(1,368,344,169)
Net increase (decrease)	3,788,484	$4,339,012	(85,841,401)	$(922,329,280)
Increase (decrease) derived from capital shares transactions		$17,913,891		$(932,836,041)
See accompanying notes to financial statements.
BHFTII-117

Brighthouse Funds Trust II
Brighthouse Asset Allocation 60 Portfolio
Financial Highlights
Selected per share data
	Class A
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$11.18	$10.33	$9.91	$9.81	$12.92	$12.55
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.29	0.29	0.22	0.20	0.23	0.17
Net realized and unrealized gain (loss)	0.43	1.11	0.59	1.10	(2.20)	1.20
Total income (loss) from investment operations	0.72	1.40	0.81	1.30	(1.97)	1.37
Less Distributions
Distributions from net investment income	(0.36)	(0.27)	(0.22)	(0.35)	(0.28)	(0.31)
Distributions from net realized capital gains	(0.65)	(0.28)	(0.17)	(0.85)	(0.86)	(0.69)
Total distributions	(1.01)	(0.55)	(0.39)	(1.20)	(1.14)	(1.00)
Net Asset Value, End of Period	$10.89	$11.18	$10.33	$9.91	$9.81	$12.92
Total Return (%) (b)	6.50 (c)	13.96	8.28	13.93	(15.17)	11.17
Ratios/Supplemental Data
Ratio of expenses to average net assets (%) (d)	0.06 (e)	0.06	0.06	0.06	0.06	0.05
Ratio of net investment income (loss) to average net assets (%) (f)	2.51 (g)	2.73	2.19	2.08	2.16	1.33
Portfolio turnover rate (%)	10 (c)	10	6	8	14	9
Net assets, end of period (in millions)	$319.3	$313.1	$299.0	$302.6	$288.1	$366.2

	Class B
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$11.10	$10.25	$9.84	$9.75	$12.83	$12.47
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.27	0.26	0.20	0.18	0.20	0.14
Net realized and unrealized gain (loss)	0.42	1.11	0.57	1.08	(2.18)	1.19
Total income (loss) from investment operations	0.69	1.37	0.77	1.26	(1.98)	1.33
Less Distributions
Distributions from net investment income	(0.33)	(0.24)	(0.19)	(0.32)	(0.24)	(0.28)
Distributions from net realized capital gains	(0.65)	(0.28)	(0.17)	(0.85)	(0.86)	(0.69)
Total distributions	(0.98)	(0.52)	(0.36)	(1.17)	(1.10)	(0.97)
Net Asset Value, End of Period	$10.81	$11.10	$10.25	$9.84	$9.75	$12.83
Total Return (%) (b)	6.27 (c)	13.77	7.96	13.59	(15.33)	10.90
Ratios/Supplemental Data
Ratio of expenses to average net assets (%) (d)	0.31 (e)	0.31	0.31	0.31	0.31	0.30
Ratio of net investment income (loss) to average net assets (%) (f)	2.22 (g)	2.49	1.96	1.82	1.90	1.08
Portfolio turnover rate (%)	10 (c)	10	6	8	14	9
Net assets, end of period (in millions)	$8,204.6	$8,379.3	$8,624.4	$9,258.6	$9,113.9	$12,101.8

(a)	Per share amounts based on average shares outstanding during the period.
(b)
Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

(c)	Periods less than one year are not computed on an annualized basis.
(d)	The ratio of operating expenses to average net assets does not include expenses of the Underlying Portfolios in which the Asset Allocation Portfolio invests.
(e)	Computed on an annualized basis.
(f)	Recognition of net investment income by the Asset Allocation Portfolio is affected by the timing of the declaration of dividends by the Underlying Portfolios in which it invests.
(g)	The income earned by the Asset Allocation Portfolio through the investments in Underlying Portfolios is not annualized.
See accompanying notes to financial statements.
BHFTII-118

Brighthouse Funds Trust II
Brighthouse Asset Allocation 80 Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Investment Companies—100.0% of Net Assets

Security Description	Shares	Value

Affiliated Mutual Funds — 100.0%
AB International Bond Portfolio (Class A) (a)	7,675,219	$60,787,736
Allspring Mid Cap Value Portfolio (Class A) (a)	6,111,689	62,155,881
Baillie Gifford International Stock Portfolio (Class A) (b)	30,549,848	347,046,273
BlackRock Bond Income Portfolio (Class A) (b)	4,072,916	358,498,111
BlackRock Capital Appreciation Portfolio (Class A) (b)	7,136,506	289,099,874
BlackRock High Yield Portfolio (Class A) (a)	8,254,350	60,421,838
Brighthouse Small Cap Value Portfolio (Class A) (a)	13,024,584	147,308,044
Brighthouse/Artisan International Portfolio (Class A) (a)	27,793,361	323,514,721
Brighthouse/Dimensional International Small Company Portfolio (Class A) (b)	13,575,417	159,646,905
Brighthouse/Eaton Vance Floating Rate Portfolio (Class A) (a)	9,294,075	80,207,869
Brighthouse/Templeton International Bond Portfolio (Class A) (a)	9,745,741	80,207,451
Brighthouse/Wellington Core Equity Opportunities Portfolio (Class A) (b)	14,936,587	371,921,013
Brighthouse/Wellington Large Cap Research Portfolio (Class A) (a)	26,032,290	371,220,451
CBRE Global Real Estate Portfolio (Class A) (a)	16,455,252	183,640,615
Frontier Mid Cap Growth Portfolio (Class A) (b)	1,397,156	41,802,902
Harris Oakmark International Portfolio (Class A) (a)	25,931,170	368,222,609
Invesco Comstock Portfolio (Class A) (a)	35,016,992	450,668,689
Invesco Global Equity Portfolio (Class A) (a)	5,468,041	124,397,931
Invesco Small Cap Growth Portfolio (Class A) (a)	10,367,074	126,685,639
Invesco Value Opportunities Portfolio (Class A) (formerly, Brighthouse/Artisan Mid Cap Value Portfolio) (b)	120,690	20,666,892
Jennison Growth Portfolio (Class A) (b)	27,755,637	385,525,795
JPMorgan Core Bond Portfolio (Class A) (a)	17,889,217	158,856,246
JPMorgan Small Cap Value Portfolio (Class A) (a)	7,932,244	104,626,300
Loomis Sayles Growth Portfolio (Class A) (a)	21,778,994	363,491,406
Loomis Sayles Small Cap Growth Portfolio (Class A) (b)	9,625,340	128,883,303
MFS Research International Portfolio (Class A) (a)	23,423,943	300,997,670
Security Description	Shares	Value
Affiliated Mutual Funds—(Continued)
MFS Value Portfolio (Class A) (b)	35,288,304	$470,745,977
Morgan Stanley Discovery Portfolio (Class A) (a) (c)	2,161,960	19,954,892
Neuberger Berman Genesis Portfolio (Class A) (b)	1,411,680	21,146,962
PIMCO Inflation Protected Bond Portfolio (Class A) (a)	7,944,460	79,524,041
PIMCO Total Return Portfolio (Class A) (a)	26,415,750	259,402,661
State Street Emerging Markets Enhanced Index Portfolio (Class A) (formerly, SSGA Emerging Markets Enhanced Index Portfolio)	17,177,299	286,173,808
T. Rowe Price Large Cap Growth Portfolio (Class A) (b)	15,591,715	343,485,475
T. Rowe Price Large Cap Value Portfolio (Class A) (a)	14,788,586	432,714,025
T. Rowe Price Mid Cap Growth Portfolio (Class A) (a)	5,255,092	41,725,427
T. Rowe Price Small Cap Growth Portfolio (Class A) (b)	5,289,950	105,640,307
TCW Core Fixed Income Portfolio (Class A) (a)	27,983,542	238,139,944
VanEck Global Natural Resources Portfolio (Class A) (b)	16,654,413	218,172,811
Victory Sycamore Mid Cap Value Portfolio (Class A) (a)	1,079,532	20,759,407
Western Asset Management Strategic Bond Opportunities Portfolio (Class A) (b)	9,935,123	100,543,449
Total Investment Companies (Cost $7,810,801,507)		8,108,631,350
Total Investments—100.0% (Cost $7,810,801,507)		8,108,631,350
Other assets and liabilities (net)—0.0%		(2,313,154)
Net Assets—100.0%		$8,106,318,196

(a)	A Portfolio of Brighthouse Funds Trust I. (See the table that follows for a summary of transactions in affiliated issuers.)
(b)	A Portfolio of Brighthouse Funds Trust II. (See the table that follows for a summary of transactions in affiliated issuers.)
(c)	Non-income producing security.
Transactions in Securities of Affiliated Issuers
The Asset Allocation Portfolio does not invest in the Underlying Portfolios for the purpose of exercising control; however, investments by the Asset Allocation Portfolio within its principal investment strategies may represent a significant portion of the Underlying Portfolios net assets. Transactions in the Underlying Portfolios for the six months ended June 30, 2026 were as follows:
Security Description	Market Value December 31, 2025	Purchases	Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of June 30, 2026
AB International Bond Portfolio (Class A)	$60,687,603	$2,446,947	$(2,123,297)	$(546,889)	$323,372	$60,787,736
Allspring Mid Cap Value Portfolio (Class A)	60,660,681	6,667,493	(6,075,045)	(344,695)	1,247,447	62,155,881
Baillie Gifford International Stock Portfolio (Class A)	368,782,171	31,267,393	(48,425,156)	(421,553)	(4,156,582)	347,046,273
BlackRock Bond Income Portfolio (Class A)	363,258,942	21,755,750	(12,170,680)	(2,034,628)	(12,311,273)	358,498,111
BlackRock Capital Appreciation Portfolio (Class A)	242,065,068	79,942,227	(11,376,279)	918,175	(22,449,317)	289,099,874
BlackRock High Yield Portfolio (Class A)	61,267,024	4,190,029	(2,615,092)	(64,514)	(2,355,609)	60,421,838
Brighthouse Small Cap Value Portfolio (Class A)	160,000,245	20,621,759	(36,250,810)	2,075,249	861,601	147,308,044
Brighthouse/Artisan International Portfolio (Class A)	327,900,881	65,232,069	(50,342,750)	15,646,577	(34,922,056)	323,514,721
Brighthouse/Dimensional International Small Company Portfolio (Class A)	164,101,162	15,768,932	(13,705,975)	(191,909)	(6,325,305)	159,646,905
Brighthouse/Eaton Vance Floating Rate Portfolio (Class A)	80,868,709	7,190,448	(2,488,426)	(365,620)	(4,997,242)	80,207,869
Brighthouse/Templeton International Bond Portfolio (Class A)	81,138,098	998,615	(2,927,045)	(492,680)	1,490,463	80,207,451
Brighthouse/Wellington Core Equity Opportunities Portfolio (Class A)	366,491,865	44,724,434	(7,312,483)	(793,085)	(31,189,718)	371,921,013
Brighthouse/Wellington Large Cap Research Portfolio (Class A)	345,897,345	50,116,989	(14,938,406)	1,894,517	(11,749,994)	371,220,451
CBRE Global Real Estate Portfolio (Class A)	201,573,538	7,020,022	(36,414,287)	488,454	10,972,888	183,640,615
Frontier Mid Cap Growth Portfolio (Class A)	40,002,107	5,328,289	(4,638,493)	(344,125)	1,455,124	41,802,902
Harris Oakmark International Portfolio (Class A)	389,513,820	31,238,685	(25,524,982)	256,305	(27,261,219)	368,222,609
See accompanying notes to financial statements.
BHFTII-119

Brighthouse Funds Trust II
Brighthouse Asset Allocation 80 Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Security Description	Market Value December 31, 2025	Purchases	Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of June 30, 2026
Invesco Comstock Portfolio (Class A)	$428,938,585	$61,910,228	$(31,179,760)	$2,481,390	$(11,481,754)	$450,668,689
Invesco Global Equity Portfolio (Class A)	122,303,494	20,991,151	(9,118,048)	517,858	(10,296,524)	124,397,931
Invesco Small Cap Growth Portfolio (Class A)	138,567,713	8,109,183	(46,549,355)	(13,095,414)	39,653,512	126,685,639
Invesco Value Opportunities Portfolio (Class A) (formerly, Brighthouse/Artisan Mid Cap Value Portfolio)	20,127,246	511,935	(480,910)	(92,554)	601,175	20,666,892
Jennison Growth Portfolio (Class A)	381,621,184	63,317,386	(19,101,484)	(2,019,712)	(38,291,579)	385,525,795
JPMorgan Core Bond Portfolio (Class A)	161,325,003	8,787,606	(5,786,156)	(819,023)	(4,651,184)	158,856,246
JPMorgan Small Cap Value Portfolio (Class A)	100,184,660	10,661,551	(16,858,841)	3,912	10,635,018	104,626,300
Loomis Sayles Growth Portfolio (Class A)	365,147,489	50,235,318	(647,491)	243,503	(51,487,413)	363,491,406
Loomis Sayles Small Cap Growth Portfolio (Class A)	119,883,846	8,645,622	(22,552,812)	848,051	22,058,596	128,883,303
MFS Research International Portfolio (Class A)	287,048,905	50,032,283	(22,839,905)	7,211,928	(20,455,541)	300,997,670
MFS Value Portfolio (Class A)	468,688,112	41,768,034	(31,498,457)	(5,407,717)	(2,803,995)	470,745,977
Morgan Stanley Discovery Portfolio (Class A)	17,879,346	1,850,738	(236,100)	123,662	337,246	19,954,892
Neuberger Berman Genesis Portfolio (Class A)	19,563,497	2,704,561	(1,164,018)	(377,189)	420,111	21,146,962
PIMCO Inflation Protected Bond Portfolio (Class A)	80,105,269	4,031,662	(2,390,355)	42,179	(2,264,714)	79,524,041
PIMCO Total Return Portfolio (Class A)	262,872,189	14,192,593	(9,058,427)	(1,448,883)	(7,154,811)	259,402,661
State Street Emerging Markets Enhanced Index Portfolio (Class A) (formerly, SSGA Emerging Markets Enhanced Index Portfolio)	287,067,011	20,664,320	(73,789,363)	28,325,144	23,906,696	286,173,808
T. Rowe Price Large Cap Growth Portfolio (Class A)	323,200,790	68,423,139	(4,404,492)	733,319	(44,467,281)	343,485,475
T. Rowe Price Large Cap Value Portfolio (Class A)	429,970,570	37,048,775	(67,060,534)	(2,196,547)	34,951,761	432,714,025
T. Rowe Price Mid Cap Growth Portfolio (Class A)	40,434,586	4,143,230	(701,723)	(178,429)	(1,972,237)	41,725,427
T. Rowe Price Small Cap Growth Portfolio (Class A)	139,883,667	12,016,810	(58,727,322)	(4,976,079)	17,443,231	105,640,307
TCW Core Fixed Income Portfolio (Class A)	241,653,113	13,048,546	(8,272,055)	(1,130,569)	(7,159,091)	238,139,944
VanEck Global Natural Resources Portfolio (Class A)	244,258,815	32,215,458	(47,309,881)	22,346,608	(33,338,189)	218,172,811
Victory Sycamore Mid Cap Value Portfolio (Class A)	20,218,706	877,177	(2,349,792)	(146,236)	2,159,552	20,759,407
Western Asset Management Strategic Bond Opportunities Portfolio (Class A)	101,507,906	8,456,519	(3,997,425)	(1,088,044)	(4,335,507)	100,543,449
	$8,116,660,961	$939,153,906	$(763,403,912)	$45,580,737	$(229,360,342)	$8,108,631,350

Security Description	Capital Gain Distributions from Affiliated Investments	Income earned from affiliates during the period	Number of shares held at June 30, 2026
AB International Bond Portfolio (Class A)	$—	$2,008,615	7,675,219
Allspring Mid Cap Value Portfolio (Class A)	5,940,834	725,430	6,111,689
Baillie Gifford International Stock Portfolio (Class A)	28,886,081	2,376,880	30,549,848
BlackRock Bond Income Portfolio (Class A)	—	16,908,041	4,072,916
BlackRock Capital Appreciation Portfolio (Class A)	53,491,935	—	7,136,506
BlackRock High Yield Portfolio (Class A)	—	3,591,074	8,254,350
Brighthouse Small Cap Value Portfolio (Class A)	18,553,023	2,063,981	13,024,584
Brighthouse/Artisan International Portfolio (Class A)	59,201,652	6,020,130	27,793,361
Brighthouse/Dimensional International Small Company Portfolio (Class A)	10,126,661	5,639,545	13,575,417
Brighthouse/Eaton Vance Floating Rate Portfolio (Class A)	—	6,014,343	9,294,075
Brighthouse/Templeton International Bond Portfolio (Class A)	—	764,986	9,745,741
Brighthouse/Wellington Core Equity Opportunities Portfolio (Class A)	40,537,745	4,177,653	14,936,587
Brighthouse/Wellington Large Cap Research Portfolio (Class A)	43,947,112	1,690,274	26,032,290
CBRE Global Real Estate Portfolio (Class A)	—	6,990,864	16,455,252
Frontier Mid Cap Growth Portfolio (Class A)	5,328,288	—	1,397,156
Harris Oakmark International Portfolio (Class A)	18,695,130	12,534,775	25,931,170
Invesco Comstock Portfolio (Class A)	48,759,834	6,291,592	35,016,992
Invesco Global Equity Portfolio (Class A)	20,806,050	159,836	5,468,041
Invesco Small Cap Growth Portfolio (Class A)	8,103,610	—	10,367,074
Invesco Value Opportunities Portfolio (Class A) (formerly, Brighthouse/Artisan Mid Cap Value Portfolio)	207,180	264,796	120,690
Jennison Growth Portfolio (Class A)	60,932,536	—	27,755,637
JPMorgan Core Bond Portfolio (Class A)	—	6,608,768	17,889,217
JPMorgan Small Cap Value Portfolio (Class A)	9,527,807	1,133,744	7,932,244
Loomis Sayles Growth Portfolio (Class A)	30,753,557	—	21,778,994
Loomis Sayles Small Cap Growth Portfolio (Class A)	8,645,622	—	9,625,340
MFS Research International Portfolio (Class A)	35,980,775	6,375,576	23,423,943
See accompanying notes to financial statements.
BHFTII-120

Brighthouse Funds Trust II
Brighthouse Asset Allocation 80 Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Security Description	Capital Gain Distributions from Affiliated Investments	Income earned from affiliates during the period	Number of shares held at June 30, 2026
MFS Value Portfolio (Class A)	$32,564,132	$8,116,780	35,288,304
Morgan Stanley Discovery Portfolio (Class A)	—	—	2,161,960
Neuberger Berman Genesis Portfolio (Class A)	2,645,674	57,569	1,411,680
PIMCO Inflation Protected Bond Portfolio (Class A)	—	2,979,167	7,944,460
PIMCO Total Return Portfolio (Class A)	—	10,993,678	26,415,750
State Street Emerging Markets Enhanced Index Portfolio (Class A) (formerly, SSGA Emerging Markets Enhanced Index Portfolio)	13,948,416	6,715,904	17,177,299
T. Rowe Price Large Cap Growth Portfolio (Class A)	54,155,743	—	15,591,715
T. Rowe Price Large Cap Value Portfolio (Class A)	29,797,430	7,251,345	14,788,586
T. Rowe Price Mid Cap Growth Portfolio (Class A)	4,140,859	—	5,255,092
T. Rowe Price Small Cap Growth Portfolio (Class A)	12,016,357	—	5,289,950
TCW Core Fixed Income Portfolio (Class A)	—	9,727,019	27,983,542
VanEck Global Natural Resources Portfolio (Class A)	24,061,891	6,596,451	16,654,413
Victory Sycamore Mid Cap Value Portfolio (Class A)	554,378	270,913	1,079,532
Western Asset Management Strategic Bond Opportunities Portfolio (Class A)	—	7,394,594	9,935,123
	$682,310,312	$152,444,323
Investment Transactions
Aggregate cost of purchases and proceeds of sales of shares of the Underlying Portfolios by the Asset Allocation Portfolio, for the six months ended June 30, 2026 were as follows:
Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$0	$939,153,906	$0	$763,403,912
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2026. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.
Description	Level 1	Level 2	Level 3	Total
Total Investment Companies*	$8,108,631,350	$—	$—	$8,108,631,350
Total Investments	$8,108,631,350	$—	$—	$8,108,631,350

*	See Schedule of Investments for additional detailed categorizations.
See accompanying notes to financial statements.
BHFTII-121

Brighthouse Funds Trust II
Brighthouse Asset Allocation 80 Portfolio
Statement of Assets and Liabilities

June 30, 2026 (Unaudited)
Assets
Affiliated investments at value (a)	$8,108,631,350
Receivable for:
Affiliated investments sold	2,956,326
Fund shares sold	267,561
Total Assets	8,111,855,237
Liabilities
Payable for:
Investments purchased	8,209
Fund shares redeemed	3,215,678
Accrued Expenses:
Management fees	362,756
Distribution and service fees	1,553,430
Deferred trustees’ fees	318,997
Other expenses	77,971
Total Liabilities	5,537,041
Net Assets	$8,106,318,196
Net Assets Consist of:
Paid in surplus	$7,014,923,720
Distributable earnings (Accumulated losses)	1,091,394,476
Net Assets	$8,106,318,196
Net Assets
Class A	$521,459,500
Class B	7,584,858,696
Capital Shares Outstanding*
Class A	42,957,727
Class B	629,421,320
Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$12.14
Class B	12.05

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of affiliated investments was $7,810,801,507.
Statement of Operations

Six Months Ended June 30, 2026 (Unaudited)
Investment Income
Dividends from affiliated investments	$152,444,323
Total investment income	152,444,323
Expenses
Management fees	2,191,084
Administration fees	14,703
Custodian and accounting fees	7,304
Distribution and service fees—Class B	9,397,474
Audit and tax services	17,520
Legal	23,184
Trustees’ fees and expenses	39,804
Miscellaneous	7,436
Total expenses	11,698,509
Net Investment Income	140,745,814
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Affiliated investments	45,580,737
Capital gain distributions from affiliated investments	682,310,312
Net realized gain (loss)	727,891,049
Net change in unrealized appreciation (depreciation) on affiliated investments	(229,360,342)
Net realized and unrealized gain (loss)	498,530,707
Net Increase (Decrease) in Net Assets From Operations	$639,276,521
See accompanying notes to financial statements.
BHFTII-122

Brighthouse Funds Trust II
Brighthouse Asset Allocation 80 Portfolio
Statements of Changes in Net Assets
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
Increase (Decrease) in Net Assets:
From Operations
Net investment income (loss)	$140,745,814	$138,532,101
Net realized gain (loss)	727,891,049	696,505,173
Net change in unrealized appreciation (depreciation)	(229,360,342)	339,910,975
Increase (decrease) in net assets from operations	639,276,521	1,174,948,249
From Distributions to Shareholders
Class A	(54,725,917)	(25,575,582)
Class B	(786,214,140)	(397,301,411)
Total distributions	(840,940,057)	(422,876,993)
Increase (decrease) in net assets from capital share transactions	193,716,273	(758,631,891)
Total increase (decrease) in net assets	(7,947,263)	(6,560,635)
Net Assets
Beginning of period	8,114,265,459	8,120,826,094
End of period	$8,106,318,196	$8,114,265,459

Other Information:
Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31, 2025
	Shares	Value	Shares	Value
Class A
Sales	448,775	$5,750,368	848,354	$10,049,978
Reinvestments	4,541,570	54,725,917	2,223,964	25,575,582
Redemptions	(1,753,635)	(22,443,660)	(3,266,118)	(38,800,391)
Net increase (decrease)	3,236,710	$38,032,625	(193,800)	$(3,174,831)
Class B
Sales	2,158,586	$27,714,870	4,301,955	$50,517,846
Reinvestments	65,736,968	786,214,140	34,759,528	397,301,411
Redemptions	(51,393,732)	(658,245,362)	(102,128,697)	(1,203,276,317)
Net increase (decrease)	16,501,822	$155,683,648	(63,067,214)	$(755,457,060)
Increase (decrease) derived from capital shares transactions		$193,716,273		$(758,631,891)
See accompanying notes to financial statements.
BHFTII-123

Brighthouse Funds Trust II
Brighthouse Asset Allocation 80 Portfolio
Financial Highlights
Selected per share data
	Class A
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$12.52	$11.42	$10.66	$10.61	$14.67	$13.91
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.24	0.23	0.19	0.17	0.19	0.16
Net realized and unrealized gain (loss)	0.80	1.53	0.98	1.57	(2.81)	1.86
Total income (loss) from investment operations	1.04	1.76	1.17	1.74	(2.62)	2.02
Less Distributions
Distributions from net investment income	(0.30)	(0.23)	(0.18)	(0.37)	(0.26)	(0.28)
Distributions from net realized capital gains	(1.12)	(0.43)	(0.23)	(1.32)	(1.18)	(0.98)
Total distributions	(1.42)	(0.66)	(0.41)	(1.69)	(1.44)	(1.26)
Net Asset Value, End of Period	$12.14	$12.52	$11.42	$10.66	$10.61	$14.67
Total Return (%) (b)	8.40 (c)	15.91	11.09	17.51	(17.71)	14.87
Ratios/Supplemental Data
Ratio of expenses to average net assets (%) (d)	0.06 (c)	0.06	0.06	0.06	0.06	0.06
Ratio of net investment income (loss) to average net assets (%) (e)	1.87 (f)	1.94	1.72	1.64	1.62	1.08
Portfolio turnover rate (%)	9 (g)	11	8	8	14	10
Net assets, end of period (in millions)	$521.5	$497.5	$456.0	$440.1	$410.6	$522.1

	Class B
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$12.43	$11.34	$10.59	$10.54	$14.58	$13.82
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.22	0.20	0.16	0.14	0.16	0.12
Net realized and unrealized gain (loss)	0.79	1.52	0.98	1.57	(2.80)	1.87
Total income (loss) from investment operations	1.01	1.72	1.14	1.71	(2.64)	1.99
Less Distributions
Distributions from net investment income	(0.27)	(0.20)	(0.16)	(0.34)	(0.22)	(0.25)
Distributions from net realized capital gains	(1.12)	(0.43)	(0.23)	(1.32)	(1.18)	(0.98)
Total distributions	(1.39)	(0.63)	(0.39)	(1.66)	(1.40)	(1.23)
Net Asset Value, End of Period	$12.05	$12.43	$11.34	$10.59	$10.54	$14.58
Total Return (%) (b)	8.19 (c)	15.63	10.80	17.30	(17.97)	14.71
Ratios/Supplemental Data
Ratio of expenses to average net assets (%) (d)	0.31 (c)	0.31	0.31	0.31	0.31	0.31
Ratio of net investment income (loss) to average net assets (%) (e)	1.57 (f)	1.70	1.47	1.38	1.37	0.83
Portfolio turnover rate (%)	9 (g)	11	8	8	14	10
Net assets, end of period (in millions)	$7,584.9	$7,616.8	$7,664.8	$7,973.2	$7,603.8	$10,335.0

(a)	Per share amounts based on average shares outstanding during the period.
(b)
Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

(c)	Computed on an annualized basis.
(d)	The ratio of operating expenses to average net assets does not include expenses of the Underlying Portfolios in which the Asset Allocation Portfolio invests.
(e)	Recognition of net investment income by the Asset Allocation Portfolio is affected by the timing of the declaration of dividends by the Underlying Portfolios in which it invests.
(f)	The income earned by the Asset Allocation Portfolio through the investments in Underlying Portfolios is not annualized.
(g)	Periods less than one year are not computed on an annualized basis.
See accompanying notes to financial statements.
BHFTII-124

Brighthouse Funds Trust II
Brighthouse/Dimensional International Small Company Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Common Stocks—98.4% of Net Assets

Security Description	Shares	Value

Australia — 5.6%
Accent Group Ltd.	48,849	$24,086
Acrow Ltd.	20,654	12,823
Adairs Ltd.	34,610	35,092
Alkane Resources Ltd. (a)	100,921	95,891
AMA Group Ltd. (a)	88,022	27,830
Amotiv Ltd.	31,705	138,118
AMP Ltd.	476,602	530,945
Amplitude Energy Ltd. (a)	68,419	60,626
Ansell Ltd.	25,149	554,381
ARB Corp. Ltd.	16,034	210,304
ARN Media Ltd.	82,651	14,131
Articore Group Ltd. (a)	43,202	8,072
AUB Group Ltd.	26,678	528,540
Aurelia Metals Ltd. (a)	336,966	64,708
Aussie Broadband Ltd.	38,030	129,896
Austal Ltd. (a)	64,180	181,868
Australian Agricultural Co. Ltd. (a)	43,071	39,677
Australian Clinical Labs Ltd.	26,737	41,361
Australian Ethical Investment Ltd.	10,812	31,492
Australian Finance Group Ltd.	47,413	52,156
Australian Strategic Materials Ltd. (a) (b)	44,058	37,315
AVZ Minerals Ltd. (a) (b) (c)	403,512	42,308
Baby Bunting Group Ltd. (a)	24,951	24,262
Bank of Queensland Ltd.	86,960	380,669
Bapcor Ltd.	133,091	40,237
Beach Energy Ltd.	317,481	186,808
Bega Cheese Ltd.	60,278	246,194
Bellavista Resources Ltd. (a)	812	193
Bellevue Gold Ltd. (a)	105,415	88,973
Black Cat Syndicate Ltd. (a)	26,431	16,155
Boss Energy Ltd. (a)	27,524	19,522
Bravura Solutions Ltd.	62,095	87,160
Breville Group Ltd.	15,826	354,968
Bubs Australia Ltd. (a)	46,469	2,478
Capral Ltd.	4,093	30,617
Capricorn Metals Ltd.	32,133	282,035
Carnarvon Energy Ltd. (a)	136,527	9,887
Cash Converters International Ltd.	178,904	37,135
Catalyst Metals Ltd. (a)	15,432	53,827
Catapult Sports Ltd. (a)	15,925	34,062
Cedar Woods Properties Ltd.	14,030	67,394
Challenger Ltd.	30,473	211,470
Chrysos Corp. Ltd. (a)	5,357	21,602
Cleanaway Waste Management Ltd.	96,132	156,858
ClearView Wealth Ltd. (a)	44,262	19,918
Clinuvel Pharmaceuticals Ltd.	6,680	47,613
Clover Corp. Ltd.	39,945	23,346
Coast Entertainment Holdings Ltd. (a)	113,950	35,546
Codan Ltd.	7,328	225,091
Collins Foods Ltd.	23,905	135,039
Corporate Travel Management Ltd. (a) (b) (c)	28,366	59,114
Credit Corp. Group Ltd.	13,273	118,937
Dalrymple Bay Infrastructure Ltd.	29,841	118,786
Data#3 Ltd.	33,260	227,779
Deep Yellow Ltd. (a)	111,735	109,122
Deterra Royalties Ltd.	3,919	12,753
Security Description	Shares	Value
Australia — (Continued)
Develop Global Ltd. (a)	8,766	$38,589
Dicker Data Ltd.	15,310	133,721
Domino's Pizza Enterprises Ltd.	5,404	58,674
Downer EDI Ltd.	150,888	841,976
DroneShield Ltd. (a)	18,443	30,992
Duratec Ltd.	11,789	20,891
Dyno Nobel Ltd.	105,265	286,427
Elanor Investor Group (a) (b) (c)	5,934	288
Elders Ltd.	45,663	163,033
Emeco Holdings Ltd. (a)	70,139	47,374
Emerald Resources NL (a)	99,710	380,015
EML Payments Ltd. (a)	62,760	13,265
Endeavour Group Ltd.	13,677	30,777
Energy World Corp. Ltd. (a)	472,609	17,412
EQT Holdings Ltd.	4,071	45,976
Euroz Hartleys Group Ltd.	24,476	22,902
EVT Ltd.	21,456	191,524
Fiducian Group Ltd.	3,121	18,397
Finbar Group Ltd.	6,909	3,327
Firefinch Ltd. (a) (b) (c)	39,761	1,032
FireFly Metals Ltd. (a)	45,322	55,459
FleetPartners Group Ltd.	42,919	85,526
Fleetwood Ltd.	20,877	26,261
Flight Centre Travel Group Ltd.	27,227	226,756
Frontier Digital Ventures Ltd. (a)	10,683	2,298
G8 Education Ltd.	133,259	12,950
Galan Lithium Ltd. (a)	52,164	13,269
Generation Development Group Ltd.	19,420	48,229
GenusPlus Group Ltd.	2,933	22,408
GR Engineering Services Ltd.	14,016	51,443
GrainCorp Ltd. - Class A	46,177	156,938
GWA Group Ltd.	51,481	82,054
Hansen Technologies Ltd.	42,180	129,850
Healius Ltd. (a)	148,628	40,206
Helia Group Ltd.	55,724	213,873
Humm Group Ltd.	104,722	34,082
IDP Education Ltd.	11,496	18,225
Iluka Resources Ltd.	41,287	203,669
Imdex Ltd.	114,903	325,140
Immutep Ltd. (ADR) (a)	8,886	3,705
Inghams Group Ltd.	86,621	123,559
Integral Diagnostics Ltd.	81,164	112,740
ioneer Ltd. (a)	392,247	40,871
IPH Ltd.	34,440	92,308
IRESS Ltd.	15,805	67,815
IVE Group Ltd.	19,754	38,785
Jumbo Interactive Ltd.	5,702	25,697
Jupiter Mines Ltd.	267,429	50,066
Kelsian Group Ltd.	24,968	77,368
Kogan.com Ltd.	8,846	27,096
L1 Group Ltd.	21,704	17,008
Lendlease Corp. Ltd.	89,844	201,508
Lifestyle Communities Ltd. (a)	11,437	41,773
Lindian Resources Ltd. (a)	169,488	110,162
Lindsay Australia Ltd.	18,171	7,112
Lovisa Holdings Ltd.	13,735	226,275
See accompanying notes to financial statements.
BHFTII-125

Brighthouse Funds Trust II
Brighthouse/Dimensional International Small Company Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Australia — (Continued)
Lycopodium Ltd.	6,179	$77,182
MA Financial Group Ltd.	14,408	59,204
Maas Group Holdings Ltd.	9,351	34,391
Macmahon Holdings Ltd.	263,583	174,582
Macquarie Technology Group Ltd. (a)	1,322	64,325
Mader Group Ltd.	3,508	19,263
Magellan Financial Group Ltd.	24,953	168,185
Mayne Pharma Group Ltd. (a)	15,480	29,998
McMillan Shakespeare Ltd.	10,057	135,985
Megaport Ltd. (a)	25,168	383,252
Mesoblast Ltd. (a)	79,233	107,849
Metals X Ltd. (a)	147,577	135,830
Metcash Ltd.	176,193	360,738
MGX Resources Ltd. (a)	158,334	38,343
Michael Hill International Ltd. (a)	82,929	18,867
Monadelphous Group Ltd.	21,147	456,940
Monash IVF Group Ltd.	44,698	22,518
Myer Holdings Ltd.	176,271	37,077
MyState Ltd.	33,671	106,854
Nanosonics Ltd. (a)	19,117	44,207
Navigator Global Investments Ltd.	58,919	102,489
Netwealth Group Ltd.	6,179	87,857
Neuren Pharmaceuticals Ltd. (a)	8,175	101,100
New Hope Corp. Ltd.	112,261	414,407
nib holdings Ltd.	98,922	483,297
Nick Scali Ltd.	16,625	188,944
Nine Entertainment Co. Holdings Ltd.	208,760	128,252
NRW Holdings Ltd.	100,636	521,791
Nufarm Ltd. (a)	58,894	110,890
Nuix Ltd. (a)	24,658	20,848
Objective Corp. Ltd.	2,117	15,165
OceanaGold Corp.	57,770	1,448,069
OFX Group Ltd. (a)	47,489	18,265
Omni Bridgeway Ltd. (a)	75,128	85,934
oOh!media Ltd.	105,904	106,622
Ora Banda Mining Ltd. (a)	95,683	70,031
Orora Ltd.	264,915	254,979
Paladin Energy Ltd. (a)	38,900	253,870
Pantoro Gold Ltd. (a)	25,454	40,784
Peet Ltd.	62,295	76,142
PeopleIN Ltd. (a)	9,511	4,596
Perenti Ltd.	182,021	282,436
Perpetual Ltd.	5,092	54,829
PEXA Group Ltd. (a)	21,038	149,516
Praemium Ltd.	98,955	46,403
Predictive Discovery Ltd. (a)	87,575	41,333
Premier Investments Ltd.	13,001	134,910
Propel Funeral Partners Ltd.	9,117	19,799
PWR Holdings Ltd.	10,021	55,354
Regis Healthcare Ltd.	32,213	144,952
Regis Resources Ltd.	105,426	441,281
Resolute Mining Ltd. (a)	456,777	299,774
Ridley Corp. Ltd.	67,123	123,433
Santana Minerals Ltd. (a)	33,792	10,779
SEEK Ltd.	4,008	37,483
Select Harvests Ltd.	33,304	85,046
Security Description	Shares	Value
Australia — (Continued)
Servcorp Ltd.	9,916	$45,088
Service Stream Ltd.	137,474	252,941
Shaver Shop Group Ltd.	18,090	17,088
Silex Systems Ltd. (a)	2,716	10,091
Silver Mines Ltd. (a)	4,037	338
SmartGroup Corp. Ltd.	26,049	231,012
Solvar Ltd.	43,951	44,984
Southern Cross Electrical Engineering Ltd.	15,590	52,579
Southern Cross Media Group Ltd.	104,276	37,192
SRG Global Ltd.	48,370	133,886
St Barbara Ltd. (a)	275,392	87,969
Steadfast Group Ltd.	10,123	35,726
Super Retail Group Ltd.	35,225	322,446
Superloop Ltd. (a)	107,817	247,249
Syrah Resources Ltd. (a)	455,209	33,209
Tabcorp Holdings Ltd.	406,397	235,541
Temple & Webster Group Ltd. (a)	1,051	4,545
Ten Sixty Four Ltd. (a) (b) (c)	60,972	4,644
Terracom Ltd. (a)	121,504	5,309
Tribune Resources Ltd.	2,377	8,039
Tuas Ltd. (a)	26,727	42,107
Tyro Payments Ltd. (a)	64,496	34,880
Vault Minerals Ltd.	78,115	226,037
Ventia Services Group Pty. Ltd.	110,267	473,927
Virgin Australia Holdings Pty. Ltd. (a) (b) (c)	968,773	1
Vista Group International Ltd. (a)	33,201	44,283
Viva Energy Group Ltd.	140,193	200,056
Vulcan Energy Resources Ltd. (a)	23,782	50,540
WA1 Resources Ltd. (a)	3,054	24,297
Wagners Holding Co. Ltd.	4,946	16,374
Washington H Soul Pattinson & Co. Ltd.	10,027	320,961
WEB Travel Group Ltd. (a)	42,011	86,793
Webjet Group Ltd.	84,765	24,111
West African Resources Ltd. (a)	258,051	479,282
Westgold Resources Ltd.	80,424	262,670
Wildcat Resources Ltd. (a)	73,479	26,632
Zip Co. Ltd. (a)	244,339	553,440
		25,319,763
Austria — 2.0%
Agrana Beteiligungs AG	3,399	45,841
ams-OSRAM AG (a)	10,805	233,676
ANDRITZ AG	13,124	1,134,724
AT&S Austria Technologie & Systemtechnik AG (a)	3,182	768,430
A-TEC Industries AG (a) (b) (c)	1	0
BAWAG Group AG	12,991	2,604,702
CA Immobilien Anlagen AG	2,648	69,008
CPI Europe AG (a)	1,410	24,785
DO & Co. AG	1,461	362,630
Eurotelesites AG (a) (d)	6,880	34,755
EVN AG	6,159	201,234
FACC AG	4,855	100,275
Kapsch TrafficCom AG (a)	1,870	11,065
Kontron AG (a) (d)	9,767	259,183
Lenzing AG (a)	318	8,801
Mayr Melnhof Karton AG	381	33,151
See accompanying notes to financial statements.
BHFTII-126

Brighthouse Funds Trust II
Brighthouse/Dimensional International Small Company Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Austria — (Continued)
Mondi PLC	28,133	$255,462
Oesterreichische Post AG (d)	4,583	162,369
Palfinger AG	3,436	125,128
POLYTEC Holding AG (d)	3,540	18,490
Porr AG	2,768	140,025
SBO AG	140	4,608
Semperit AG Holding (a)	2,077	35,598
Strabag SE - Class BR	931	94,849
Telekom Austria AG	12,210	135,339
UBM Development AG (a)	1,083	21,101
UNIQA Insurance Group AG	23,996	483,882
Vienna Insurance Group AG Wiener Versicherung Gruppe	7,619	561,005
voestalpine AG	20,114	939,940
Wienerberger AG (d)	13,382	345,180
Zumtobel Group AG	6,489	29,642
		9,244,878
Belgium — 1.6%
Ackermans & van Haaren NV	4,266	1,393,674
Ageas SA	2,079	166,326
AGFA-Gevaert NV (a)	31,161	15,244
Atenor (a)	6,098	11,501
Azelis Group NV	3,658	38,917
Barco NV	12,997	124,691
Bekaert SA	6,815	304,342
Biocartis Group NV (a) (b) (c) (d)	16,240	0
bpost SA (a)	18,928	33,537
Cie d'Entreprises CFE	2,249	33,933
CMB Tech NV	4,026	56,708
Colruyt Group NV	4,391	180,429
Deceuninck NV	14,908	37,229
Deme Group NV	1,115	223,067
D'ieteren Group	1,009	196,585
Econocom Group SA NV	20,343	34,917
EVS	2,668	83,430
Fagron	13,331	367,261
Gimv NV (d)	4,636	245,337
Immobel SA (a) (d)	1,276	34,128
Ion Beam Applications (d)	4,414	85,273
Jensen-Group NV	800	77,557
Kinepolis Group NV	1,782	72,206
Lakefront Biotherapeutics NV (a)	6,945	208,134
Lotus Bakeries NV	45	597,700
MDxHealth SA (a)	843	346
Melexis NV	3,152	281,519
Ontex Group NV (a) (d)	5,524	15,252
Orange Belgium SA (a)	4,348	106,768
Proximus SADP	26,805	179,212
Recticel SA (d)	7,728	96,822
Sipef NV	1,189	125,131
Solvay SA	15,973	479,737
Syensqo SA	3,119	230,324
Tessenderlo Group SA	3,843	84,958
Umicore SA	18,246	425,733
Van de Velde NV	1,424	49,113
VGP NV (d)	1,667	160,570
Security Description	Shares	Value
Belgium — (Continued)
Viohalco SA (d)	22,715	$495,484
X-Fab Silicon Foundries SE (a)	7,239	65,534
		7,418,629
Bermuda — 0.0%
Himalaya Shipping Ltd. (a)	1,586	21,041
Northern Ocean Ltd. (a) (d)	29,554	24,067
		45,108
Brazil — 0.1%
ERO Copper Corp. (a)	8,570	229,106
Karoon Energy Ltd.	167,873	167,406
Pluxee NV	7,577	99,347
		495,859
Burkina Faso — 0.1%
IAMGOLD Corp. (a)	17,416	276,421
Cambodia — 0.0%
NagaCorp Ltd.	178,719	80,677
Canada — 11.8%
5N Plus, Inc. (a)	24,232	748,018
Acadian Timber Corp. (d)	2,900	36,192
Advantage Energy Ltd. (a)	40,225	292,417
Aecon Group, Inc. (d)	15,646	502,172
Ag Growth International, Inc. (d)	486	6,925
AGF Management Ltd. - Class B	13,063	185,687
Aimia, Inc. (a) (d)	17,335	32,879
Air Canada (a)	21,433	373,878
AirBoss of America Corp.	3,761	18,298
Algoma Central Corp. (d)	4,710	73,660
Algonquin Power & Utilities Corp. (d)	101,548	596,175
Altius Minerals Corp.	5,660	253,498
Altus Group Ltd. (d)	8,586	272,791
Americas Gold & Silver Corp. (a)	13,555	64,131
Americas Gold & Silver Corp. (a) (d)	8,879	41,909
Amerigo Resources Ltd.	35,000	151,525
Andrew Peller Ltd. - Class A	8,617	48,242
ARC Resources Ltd.	17,035	357,936
Aritzia, Inc. (a)	2,005	221,091
Atco Ltd. - Class I	17,446	911,510
Athabasca Oil Corp. (a)	119,524	861,298
ATS Corp. (a)	13,082	377,079
AutoCanada, Inc. (a) (d)	3,328	53,713
Avino Silver & Gold Mines Ltd. (a)	4,632	29,367
B2Gold Corp.	74,132	278,077
B2Gold Corp. (d)	222,725	832,992
Badger Infrastructure Solutions Ltd. (d)	8,462	555,005
Ballard Power Systems, Inc. (a)	22,605	87,933
Bausch Health Cos., Inc. (a)	38,207	188,361
Baytex Energy Corp.	57,743	231,664
Birchcliff Energy Ltd.	60,988	266,184
Bird Construction, Inc. (d)	13,412	612,134
Black Diamond Group Ltd.	14,412	187,689
BlackBerry Ltd. (a)	34,284	433,693
See accompanying notes to financial statements.
BHFTII-127

Brighthouse Funds Trust II
Brighthouse/Dimensional International Small Company Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Canada — (Continued)
BMTC Group, Inc.	5,387	$49,113
Boyd Group, Inc.	3,307	313,130
Brookfield Infrastructure Corp. - Class A	7,208	277,594
CAE, Inc. (a)	14,285	357,877
Calfrac Well Services Ltd. (a)	3,087	14,017
Calian Group Ltd.	2,146	127,875
Canaccord Genuity Group, Inc.	18,859	194,142
Canada Goose Holdings, Inc. (a)	9,656	91,829
Canada Packers, Inc.	3,838	51,823
Canadian Tire Corp. Ltd. - Class A	5,924	815,973
Canadian Utilities Ltd. - Class A (d)	7,500	278,794
Canfor Corp. (a)	8,111	77,092
Capital Power Corp. (d)	20,487	1,067,650
Capstone Copper Corp. (a)	93,417	858,257
Cardinal Energy Ltd.	32,459	249,236
Cascades, Inc.	16,926	139,036
Centerra Gold, Inc.	50,985	808,498
CES Energy Solutions Corp. (d)	51,842	605,691
Champion Iron Ltd.	63,943	174,457
Cineplex, Inc. (a) (d)	6,558	53,130
Cipher Pharmaceuticals, Inc. (a)	2,300	27,034
Clairvest Group, Inc.	200	10,929
Cogeco Communications, Inc.	3,380	151,001
Cogeco, Inc.	609	26,606
Colliers International Group, Inc.	3,203	300,424
Computer Modelling Group Ltd.	9,720	24,536
Corby Spirit & Wine Ltd.	3,957	44,139
Cronos Group, Inc. (a)	20,813	57,860
Definity Financial Corp. (d)	9,869	523,563
Descartes Systems Group, Inc. (a)	3,364	232,981
Dexterra Group, Inc.	8,842	86,222
Doman Building Materials Group Ltd. (d)	19,304	155,303
Dominion Lending Centres, Inc.	400	2,544
DPM Metals, Inc. (d)	41,272	1,340,376
DREAM Unlimited Corp. - Class A	4,372	60,729
Dye & Durham Ltd. (a) (d)	4,963	4,829
E-L Financial Corp. Ltd.	36,900	441,005
Electrovaya, Inc. (a)	3,000	31,539
Element Fleet Management Corp. (d)	15,899	328,125
Empire Co. Ltd. - Class A	10,100	353,723
Endeavour Silver Corp. (a)	15,865	131,362
Enerflex Ltd.	29,289	719,292
Enghouse Systems Ltd.	3,079	34,866
Ensign Energy Services, Inc. (a)	22,239	52,060
EQB, Inc. (d)	5,098	478,078
Evertz Technologies Ltd.	8,149	109,745
Exchange Income Corp.	5,351	499,200
Exco Technologies Ltd.	7,732	41,870
Extendicare, Inc. (d)	18,162	449,104
Fiera Capital Corp. (d)	7,157	26,594
Finning International, Inc. (d)	17,117	1,209,082
Firm Capital Mortgage Investment Corp. (d)	9,574	81,884
First Majestic Silver Corp. (d)	23,976	407,081
First Mining Gold Corp. (a)	50,000	21,858
FirstService Corp.	1,822	259,000
Fortuna Mining Corp. (a)	75,418	637,590
Security Description	Shares	Value
Canada — (Continued)
Freehold Royalties Ltd. (d)	30,612	$348,156
Galiano Gold, Inc. (a)	23,027	43,026
Gibson Energy, Inc. (d)	38,325	776,363
goeasy Ltd. (d)	1,895	58,123
GoGold Resources, Inc. (a)	28,473	63,842
GoldMoney, Inc. (a)	2,199	23,413
Haivision Systems, Inc. (a) (d)	4,800	15,061
Hammond Power Solutions, Inc.	300	73,445
Hanfeng Evergreen, Inc. (a) (b) (c)	12,100	0
Headwater Exploration, Inc. (d)	48,021	400,556
High Liner Foods, Inc. (d)	5,107	53,114
Hudbay Minerals, Inc. (d)	44,192	1,043,533
iA Financial Corp., Inc.	414	57,165
Imperial Metals Corp. (a)	19,966	87,142
Information Services Corp. (d)	2,900	104,283
Interfor Corp. (a)	4,081	37,551
International Petroleum Corp. (a)	40	869
Jamieson Wellness, Inc.	10,457	307,314
Journey Energy, Inc. (a)	100	288
K92 Mining, Inc. (a)	27,548	432,377
K-Bro Linen, Inc. (d)	2,819	85,986
Kelt Exploration Ltd. (a)	42,251	260,671
Keyera Corp.	7,321	294,079
Knight Therapeutics, Inc. (a)	19,152	133,014
KP Tissue, Inc.	1,400	13,050
Labrador Iron Ore Royalty Corp. (d)	15,500	304,918
Lassonde Industries, Inc. - Class A	800	121,271
Laurentian Bank of Canada	3,302	93,501
Leon's Furniture Ltd.	6,639	111,504
Lightspeed Commerce, Inc. (a)	14,730	154,518
Lightstream Resources Ltd. (a) (b) (c)	108,373	0
Linamar Corp.	8,784	622,885
Lucara Diamond Corp. (a) (d)	110,136	11,648
Magellan Aerospace Corp.	3,994	96,200
Mainstreet Equity Corp.	761	91,240
Major Drilling Group International, Inc. (a)	17,077	181,456
Manitok Energy, Inc. (a) (b) (c)	122	0
Maple Leaf Foods, Inc. (d)	19,326	415,749
Martinrea International, Inc.	5,846	41,220
Maxim Power Corp. (a)	2,800	8,391
MDA Space Ltd. (a) (d)	16,664	688,532
Medical Facilities Corp.	4,957	62,563
Melcor Developments Ltd.	3,120	40,918
Methanex Corp.	7,669	353,977
Morguard Corp.	1,000	87,735
MTY Food Group, Inc.	2,720	72,092
Mullen Group Ltd. (d)	19,954	305,870
Neo Performance Materials, Inc.	4,300	112,726
New Pacific Metals Corp. (a)	3,300	13,333
NexGen Energy Ltd. (a)	6,900	64,804
NFI Group, Inc. (a)	13,975	234,715
North American Construction Group Ltd.	463	6,157
North West Co., Inc.	11,871	413,319
Northland Power, Inc.	38,310	603,452
Obsidian Energy Ltd. (a)	5,354	43,528
Onex Corp. (d)	6,977	521,756
See accompanying notes to financial statements.
BHFTII-128

Brighthouse Funds Trust II
Brighthouse/Dimensional International Small Company Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Canada — (Continued)
Open Text Corp.	20,209	$447,629
OR Royalties, Inc. (d)	28,827	912,830
Paramount Resources Ltd. - Class A	19,490	372,966
Pason Systems, Inc.	10,955	95,241
Pet Valu Holdings Ltd.	2,074	26,878
Peyto Exploration & Development Corp. (d)	48,991	817,294
PHX Energy Services Corp.	8,794	65,974
Pizza Pizza Royalty Corp. (d)	6,998	63,701
Polaris Renewable Energy, Inc. (d)	5,300	57,176
Pollard Banknote Ltd.	790	9,815
PrairieSky Royalty Ltd. (d)	47,952	1,073,151
Precision Drilling Corp. (a)	1,018	78,181
Premium Brands Holdings Corp. (d)	10,555	625,895
Pulse Seismic, Inc.	13,500	32,269
Quarterhill, Inc. (a)	37,345	63,196
Quebecor, Inc. - Class B	8,120	387,550
Questerre Energy Corp. - Class A (a) (d)	83,569	14,142
Richelieu Hardware Ltd.	11,590	333,092
Rogers Sugar, Inc.	28,139	135,512
Russel Metals, Inc.	13,422	569,246
Savaria Corp.	10,600	221,529
Seabridge Gold, Inc. (a)	8,233	211,917
Secure Waste Infrastructure Corp.	45,912	717,370
Sienna Senior Living, Inc. (d)	20,676	319,124
SNDL, Inc. (a)	11,204	15,125
South Bow Corp.	20,658	727,988
Spartan Delta Corp. (a) (d)	16,736	135,115
Sprott, Inc.	4,842	545,568
SSR Mining, Inc. (a) (d)	45,893	1,297,592
Stantec, Inc.	3,702	255,208
Stella-Jones, Inc.	8,494	469,423
StorageVault Canada, Inc.	12,770	41,959
Superior Plus Corp. (d)	22,786	125,478
Surge Energy, Inc.	12,100	78,747
Sylogist Ltd.	1,343	3,513
Tamarack Valley Energy Ltd.	85,898	749,204
TerraVest Industries, Inc. (d)	1,600	130,967
TFI International, Inc.	1,889	271,204
Timbercreek Financial Corp. (d)	17,551	80,933
TMX Group Ltd.	6,382	208,931
Topaz Energy Corp.	8,101	170,102
Torex Gold Resources, Inc.	22,294	887,359
Total Energy Services, Inc.	8,286	129,000
TransAlta Corp. (d)	48,478	670,642
Transat AT, Inc. (a) (d)	3,600	5,965
Transcontinental, Inc. - Class A (d)	17,620	70,691
Trekor Metals Ltd. (a)	20,588	141,645
Trevali Mining Corp. (a) (b) (c)	9,060	0
Trican Well Service Ltd.	47,483	224,986
Triple Flag Precious Metals Corp.	5,507	165,033
Trisura Group Ltd. (a)	8,223	257,257
Valor Gold Corp. (a) (d)	4,207	10,939
Vecima Networks, Inc.	2,500	23,074
Vermilion Energy, Inc.	15,289	143,053
Vermilion Energy, Inc. (d)	7,128	66,789
VersaBank	3,000	69,746
Security Description	Shares	Value
Canada — (Continued)
Vitalhub Corp. (a)	1,790	$8,999
Wajax Corp.	3,113	67,758
Well Health Technologies Corp. (a) (d)	4,614	13,469
Wesdome Gold Mines Ltd. (a) (d)	36,507	626,790
West Fraser Timber Co. Ltd.	548	37,094
Western Forest Products, Inc. (a) (d)	2,508	31,265
Westshore Terminals Investment Corp.	8,214	216,955
Winpak Ltd.	6,752	206,714
Yellow Pages Ltd.	3,175	28,767
Zenith Capital Corp. (a) (b) (c)	12,830	641
		53,807,236
China — 0.3%
Bund Center Investment Ltd.	107,700	32,519
China Gold International Resources Corp. Ltd. (d)	53,841	853,408
CITIC Telecom International Holdings Ltd.	346,000	109,045
Deep Source Holdings Ltd. (a)	170,000	11,077
First Sponsor Group Ltd.	9,490	7,299
ISDN Holdings Ltd.	34,100	19,040
KLN Logistics Group Ltd.	67,000	46,968
Shangri-La Asia Ltd.	234,000	119,649
VSTECS Holdings Ltd.	125,200	141,973
Xinyi Glass Holdings Ltd.	64,067	69,825
		1,410,803
Colombia — 0.0%
Canacol Energy Ltd. (a) (b) (c) (d)	7,932	0
Frontera Energy Corp.	8,267	49,605
Parex Resources, Inc.	6,102	92,030
		141,635
Congo — 0.1%
Helios Towers PLC (a)	122,357	325,127
Denmark — 2.2%
AL Sydbank (d)	8,631	760,521
ALK-Abello AS	7,369	275,326
Alm Brand AS	147,115	364,446
Ambu AS - Class B (d)	26,448	247,185
Bang & Olufsen AS (a)	25,883	35,890
Bavarian Nordic AS (a)	15,597	436,098
Better Collective AS (a) (d)	2,123	25,635
cBrain AS	1,254	9,316
Cementir Holding NV (d)	10,361	172,397
Chemometec AS	3,635	201,524
Columbus AS (d)	20,865	31,717
D/S Norden AS	1,976	83,111
Demant AS (a) (d)	879	35,987
Dfds AS (a)	2,432	41,719
FLSmidth & Co. AS	8,163	597,353
GN Store Nord AS (a)	3,749	50,127
H Lundbeck AS	44,313	288,360
H Lundbeck AS - A Shares	5,266	29,476
H&H International AS - Class B (a) (d)	3,245	47,941
Harboes Bryggeri AS - Class B (d)	1,454	24,527
ISS AS	14,402	589,472
See accompanying notes to financial statements.
BHFTII-129

Brighthouse Funds Trust II
Brighthouse/Dimensional International Small Company Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Denmark — (Continued)
Jeudan AS	2,032	$64,006
Jyske Bank AS	4,094	592,148
Matas AS (d)	6,644	89,225
Napatech AS (a)	3,374	16,127
Netcompany Group AS (a) (d)	7,774	354,417
NKT AS (a) (d)	6,838	1,023,970
NNIT AS (a) (d)	2,656	15,871
North Media AS (d)	679	4,715
NTG Nordic Transport Group AS (a) (d)	1,353	39,915
Parken Sport & Entertainment AS	1,956	56,831
Per Aarsleff Holding AS	4,435	501,194
Ringkjoebing Landbobank AS	4,868	1,156,005
Rockwool AS - A Shares	5,450	180,693
Rockwool AS - B Shares	7,811	251,058
Royal Unibrew AS	9,553	630,309
RTX AS (a) (d)	2,486	36,286
Scandinavian Tobacco Group AS	9,345	95,180
Schouw & Co. AS	2,533	225,882
SJF Bank AS	1,358	76,815
Solar AS - B Shares (a) (d)	753	21,698
SP Group AS	1,294	79,718
TCM Group AS	502	5,298
Tivoli AS (d)	844	81,038
UIE PLC	843	45,456
Zealand Pharma AS (a)	2,152	95,408
		10,087,391
Faeroe Islands — 0.0%
Foroya Banki P	1,109	42,913
Finland — 2.4%
Aktia Bank OYJ	8,174	105,416
Alma Media OYJ	6,031	90,309
Anora Group OYJ	1,398	5,552
Apetit OYJ	1,205	17,073
Aspo OYJ	4,744	32,529
Atria OYJ	2,027	35,211
Bittium OYJ (d)	5,744	206,395
Digia OYJ	6,625	44,550
Easor OYJ (a) (d)	2,085	1,358
Elisa OYJ (d)	15,224	639,180
Enento Group OYJ	2,464	40,101
Finnair OYJ	39,441	239,311
Fiskars OYJ Abp (d)	4,137	62,407
F-Secure OYJ	15,912	37,475
Harvia OYJ (d)	2,739	130,285
Hiab OYJ - B Shares	7,370	467,255
HKFoods OYJ	6,704	12,335
Huhtamaki OYJ	9,979	299,960
Ilkka OYJ (d)	5,725	26,953
Kalmar OYJ - B Shares	7,781	342,086
Kemira OYJ (d)	21,707	407,399
Kesko OYJ - A Shares	6,578	146,764
Kesko OYJ - B Shares (d)	30,707	686,530
Konecranes OYJ	37,134	1,141,461
Lassila & Tikanoja OYJ (a)	6,058	47,219
Security Description	Shares	Value
Finland — (Continued)
Lindex Group OYJ (a)	9,321	$22,216
Lumo Kodit OYJ	21,412	181,718
Luotea PLC	6,058	12,253
Mandatum OYJ	36,201	227,293
Marimekko OYJ	4,363	52,594
Metsa Board OYJ - Class B (a)	9,160	28,536
Nokian Renkaat OYJ (d)	14,031	192,023
Olvi OYJ - A Shares	2,909	106,405
Oriola OYJ - B Shares	28,441	29,326
Orion OYJ - Class A	4,976	407,874
Orion OYJ - Class B	14,294	1,176,027
Outokumpu OYJ	59,078	340,659
Ponsse OYJ	2,650	69,060
Puuilo OYJ	5,676	116,533
QT Group OYJ (a) (d)	1,156	30,621
Raisio OYJ - V Shares	23,304	68,048
Revenio Group OYJ (a)	2,661	37,103
Sampo OYJ - A Shares	32,310	337,956
Sanoma OYJ	16,432	158,885
Stora Enso OYJ - R Shares (d)	42,033	448,508
Taaleri PLC	1,210	9,890
Talenom OYJ	2,085	2,722
Teleste OYJ	2,149	8,255
Terveystalo OYJ (d)	14,772	129,341
Tieto OYJ	17,665	369,591
Tokmanni Group Corp.	801	6,483
Vaisala OYJ - A Shares	2,499	163,384
Valmet OYJ (d)	26,168	632,260
YIT OYJ (a)	27,133	81,655
		10,712,333
France — 5.7%
ABC arbitrage	1,772	10,488
Accor SA	7,425	431,676
Aeroports de Paris SA (d)	956	124,604
AKWEL SADIR	2,629	20,427
Alstom SA (a) (d)	32,446	564,549
Altamir (d)	7,426	193,471
Alten SA	4,627	280,474
Arkema SA	7,926	499,701
Aubay	221	13,871
Ayvens SA	30,093	396,747
Bastide le Confort Medical (a)	938	25,300
Beneteau SACA	8,857	65,415
BioMerieux	1,404	110,254
Boiron SA	1,382	43,750
Bonduelle SCA (d)	4,120	35,798
Canal & SA	35,812	116,193
Carrefour SA	35,614	661,559
CBo Territoria (d)	2,864	12,667
Cie des Alpes	4,881	123,046
Clariane SE (a)	37,026	173,976
Coface SA	26,304	452,771
Derichebourg SA	22,712	247,624
Edenred SE	13,618	350,253
Eiffage SA	1,790	264,275
See accompanying notes to financial statements.
BHFTII-130

Brighthouse Funds Trust II
Brighthouse/Dimensional International Small Company Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
France — (Continued)
Ekinops SAS (a)	1,670	$5,205
Electricite de Strasbourg SA (d)	193	44,835
Elior Group SA (d)	29,385	65,747
Elis SA (d)	37,868	1,173,099
Emeis SA (a)	4,645	74,603
Equasens	56	2,208
Eramet SA (a) (d)	627	32,217
Etablissements Maurel et Prom SA	15,300	134,427
Eurazeo SE	6,276	287,084
Euroapi SA (a)	7,243	11,046
Eutelsat Communications SACA (a) (d)	53,409	147,317
Exel Industries SA - A Shares (d)	618	15,816
Exosens SAS	2,460	160,565
FDJ United (d)	6,828	166,942
Fnac Darty SA	1,297	51,129
Foraco International SA (a) (d)	17,535	33,630
Forvia SE (a)	10,599	105,967
Gaztransport Et Technigaz SA	7,959	1,685,759
GEA	165	16,968
GL Events SACA	2,288	87,736
Groupe Crit SA (d)	900	53,270
Haulotte Group SA (d)	5,337	13,361
ID Logistics Group SACA (a)	796	311,266
Imerys SA	7,588	182,887
Infotel SA	342	14,933
Interparfums SA	1,532	44,429
Ipsen SA	1,478	285,126
IPSOS SA	5,032	200,463
Jacquet Metals SACA	2,477	57,891
JCDecaux SE	13,978	307,573
Kaufman & Broad SA	3,257	89,535
Laurent-Perrier	1,255	121,355
LISI SA	2,066	155,451
LNA Sante SA	1,534	60,826
Lumibird	635	18,610
Maison Pommery & Associes SA	958	11,866
Maisons du Monde SA (a)	5,534	1,426
Manitou BF SA	2,626	56,738
Mersen SA	1,657	78,968
Metropole Television SA (d)	6,596	90,775
Nexans SA	6,484	1,077,269
Nexity SA (a)	5,941	53,321
North Atlantic Energies	625	31,398
NRJ Group	9,690	74,850
Oeneo SA (d)	2,122	22,117
Opmobility	12,724	198,531
Pierre Et Vacances SA (a)	6,918	14,393
Planisware SA	500	10,393
Quadient SA	5,402	72,864
Recylex SA (a) (b) (c)	3,335	0
Remy Cointreau SA (d)	964	47,484
Renault SA	18,647	534,938
Rexel SA	43,232	1,889,182
Robertet SA	70	64,489
Rubis SCA	17,077	599,194
Samse SACA	107	14,733
Security Description	Shares	Value
France — (Continued)
Savencia SA	1,270	$96,649
SCOR SE	34,667	1,257,854
SEB SA	1,993	105,015
Seche Environnement SACA (d)	605	55,032
SMCP SA (a)	1,230	6,922
Societe BIC SA	4,679	304,810
Societe LDC SADIR	700	96,655
Sodexo SA (d)	7,069	409,190
SOITEC (a)	794	106,648
Sopra Steria Group (d)	3,520	561,856
SPIE SA	31,212	1,800,167
Stef SA	757	102,095
Sword Group	1,364	44,667
Synergie SE	3,366	106,161
Technip Energies NV	22,685	858,674
Teleperformance SE	9,401	494,069
Television Francaise 1 SA	9,749	74,207
Thermador Groupe (d)	1,459	131,143
Tikehau Capital SCA (d)	7,508	142,140
Trigano SA (d)	2,175	349,428
Valeo SE	36,656	538,206
Vallourec SACA (a) (d)	37,257	869,703
Vetoquinol SA	376	30,468
Vicat SACA	3,936	286,195
VIEL & Cie SA	4,205	86,774
Virbac SACA (a)	307	116,671
Viridien (a)	1,557	148,057
Vivendi SE	63,152	156,043
Voltalia SA (a) (d)	4,361	36,583
Wavestone	126	5,624
		25,760,800
Gabon — 0.0%
BW Energy Ltd. (a)	3,460	17,964
Georgia — 0.5%
Georgia Capital PLC (a)	7,105	394,145
Lion Finance Group PLC	9,821	1,477,075
TBC Bank Group PLC	7,218	424,545
		2,295,765
Germany — 6.1%
1&1 AG	9,578	207,307
7C Solarparken AG (a) (d)	9,101	17,470
Adesso SE	561	32,390
Adtran Networks SE	561	14,742
All for One Group SE (d)	498	17,469
Allgeier SE	2,090	38,216
Alzchem Group AG	731	145,027
Amadeus Fire AG (a) (d)	779	17,412
Aroundtown SA (a)	233,495	619,650
Atoss Software SE	1,982	151,535
Aumovio SE (a)	2,829	116,329
Aurubis AG (d)	6,787	1,405,401
Auto1 Group SE (a) (d)	7,822	207,047
Basler AG	516	16,658
See accompanying notes to financial statements.
BHFTII-131

Brighthouse Funds Trust II
Brighthouse/Dimensional International Small Company Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Germany — (Continued)
Bechtle AG	19,131	$677,316
Bertrandt AG (a) (d)	1,545	15,689
Bijou Brigitte AG (d)	1,055	55,818
Bilfinger SE	7,883	723,921
Borussia Dortmund GmbH & Co. KGaA (d)	18,711	64,142
BRANICKS Group AG (a) (d)	13,461	15,769
Brenntag SE	11,782	715,955
CANCOM SE	2,487	66,078
Ceconomy AG (a)	32,497	153,709
CENIT AG (a)	3,413	33,071
Cewe Stiftung & Co. KGaA	1,300	135,337
CTS Eventim AG & Co. KGaA	5,258	306,768
Data Modul AG Produktion Und Vertrieb Von Elektronischen Systemen	138	4,418
Dermapharm Holding SE	674	36,313
Deutsche Beteiligungs AG (d)	2,224	55,909
Deutsche EuroShop AG	1,221	24,501
Deutsche Pfandbriefbank AG (a) (d)	30,601	111,785
Deutz AG (d)	26,653	266,413
Draegerwerk AG & Co. KGaA	705	57,525
Duerr AG	11,956	242,148
DWS Group GmbH & Co. KGaA	3,655	274,232
Eckert & Ziegler SE	10,434	182,227
Elmos Semiconductor SE	1,566	322,878
ElringKlinger AG	6,993	39,001
Energiekontor AG (d)	880	39,209
Evonik Industries AG	21,658	392,992
Evotec SE (a) (d)	7,183	41,027
Fielmann Group AG	6,031	294,964
flatexDEGIRO SE	12,762	546,916
FORTEC Elektronik AG	253	3,740
Fraport AG Frankfurt Airport Services Worldwide	8,329	693,423
Freenet AG (d)	28,407	731,788
Fresenius Medical Care AG	17,367	785,746
Friedrich Vorwerk Group SE	938	72,254
FUCHS SE	5,602	208,056
GEA Group AG	14,834	1,017,564
Gerresheimer AG (a) (d)	576	18,315
Gesco SE	2,953	44,538
GFT Technologies SE	3,497	82,372
Grand City Properties SA	1,858	19,173
Grenke AG	1,610	22,116
Hawesko Holding SE	223	4,353
Heidelberger Druckmaschinen AG (a) (d)	61,130	96,552
HelloFresh SE (a)	8,672	39,117
Hensoldt AG (d)	11,970	926,920
Hoenle AG (a) (d)	2,084	20,385
Hornbach Holding AG & Co. KGaA	2,431	218,063
HUGO BOSS AG (d)	8,004	343,653
Indus Holding AG	3,250	96,004
Init Innovation in Traffic Systems SE (d)	1,552	82,311
Instone Real Estate Group SE	7,263	61,913
IONOS Group SE (a) (d)	2,645	82,334
IVU Traffic Technologies AG	1,432	33,220
Jenoptik AG	8,078	433,390
JOST Werke SE	3,124	185,635
Security Description	Shares	Value
Germany — (Continued)
K&S AG (d)	39,216	$591,914
KION Group AG	13,725	608,189
Koenig & Bauer AG (a)	2,020	20,892
Krones AG	3,288	421,489
KSB SE & Co. KGaA (d)	44	45,934
KWS Saat SE & Co. KGaA (d)	2,406	185,228
Lanxess AG (d)	10,947	189,635
LEG Immobilien SE	14,791	933,914
Leifheit AG	2,380	39,572
Medios AG (a)	96	1,325
MLP SE	19,478	162,712
Montana Aerospace AG (a)	413	10,840
Mutares SE & Co. KGaA	2,132	66,268
Nagarro SE	1,067	90,996
Nemetschek SE	3,350	202,617
Nordex SE (a)	14,899	786,584
Norma Group SE (a)	2,534	50,791
Patrizia SE	9,361	82,479
Pentixapharm Holding AG (a)	3,291	8,814
Pfeiffer Vacuum Technology AG	72	14,187
ProCredit Holding AG	1,061	9,894
Puma SE (a) (d)	8,666	263,154
PVA TePla AG (a)	1,682	86,833
PWO AG	822	21,794
Q Beyond Ag Konv Namens Aktien (a)	4,994	20,086
R Stahl AG (a) (d)	1,594	25,718
Rational AG	390	285,473
RENK Group AG	8,937	430,718
SAF-Holland SE	9,928	229,775
Salzgitter AG	5,398	277,943
Schaeffler AG	11,822	114,570
Scout24 SE	3,462	286,246
Secunet Security Networks AG	391	75,422
SFC Energy AG (a)	802	18,925
SGL Carbon SE (a) (d)	8,945	45,438
Siltronic AG (a)	811	75,552
Sixt SE	3,109	226,329
Softwareone Holding AG	5,559	53,663
Softwareone Holding AG (d)	7,902	76,238
Springer Nature AG & Co. KGaA	711	15,730
Stabilus SE	1,865	32,269
STRATEC SE	891	17,106
Stroeer SE & Co. KGaA (d)	5,090	198,381
Suedzucker AG (d)	14,599	175,171
Surteco Group SE (a)	1,994	21,991
SUSS MicroTec SE	755	80,310
Symrise AG	4,404	441,970
TAG Immobilien AG (d)	43,340	698,876
Takkt AG (a)	2,812	7,367
TeamViewer SE (a)	6,685	37,495
Technotrans SE (d)	1,427	52,586
thyssenkrupp AG	116,223	1,382,188
TUI AG (d)	58,083	480,694
United Internet AG	13,280	348,981
Verbio SE (a)	1,497	50,968
Vossloh AG	2,425	174,172
See accompanying notes to financial statements.
BHFTII-132

Brighthouse Funds Trust II
Brighthouse/Dimensional International Small Company Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Germany — (Continued)
Wacker Chemie AG (a)	2,085	$216,584
Wacker Neuson SE	6,415	137,096
Washtec AG	3,107	137,397
Westwing Group SE (a)	395	7,493
Wuestenrot & Wuerttembergische AG	4,932	82,284
Zalando SE (a)	24,162	700,040
Zeal Network SE	469	22,669
		27,883,588
Greece — 0.0%
Okeanis Eco Tankers Corp.	1,944	96,031
Greenland — 0.0%
GronlandsBANKEN AS	140	21,838
Guernsey, Channel Islands — 0.0%
Raven Property Group Ltd. (a) (b) (c)	112,611	0
Hong Kong — 1.6%
Aeon Credit Service Asia Co. Ltd.	44,000	47,575
Allied Group Ltd.	138,000	37,604
APAC Resources Ltd.	94,156	16,555
Asia Financial Holdings Ltd.	88,000	51,838
Asia Standard International Group Ltd. (a)	164,000	3,637
ASMPT Ltd.	6,100	188,224
Associated International Hotels Ltd.	14,000	9,104
Bank of East Asia Ltd.	110,734	177,279
Bel Global Resources Holdings Ltd. (a) (b) (c)	520,000	0
Bright Smart Securities & Commodities Group Ltd. (a) (d)	98,000	86,852
Brightoil Petroleum Holdings Ltd. (a) (b) (c)	591,000	0
Build King Holdings Ltd.	160,000	28,242
Burwill Holdings Ltd. (a) (b) (c)	1,566,000	0
Cafe de Coral Holdings Ltd.	82,000	53,878
Chen Hsong Holdings	150,000	29,170
Cheuk Nang Holdings Ltd.	108,566	18,134
Chevalier International Holdings Ltd.	75,139	42,155
China Motor Bus Co. Ltd.	4,800	34,805
China Solar (a) (b) (c)	162,000	0
China Star Entertainment Ltd. (a) (d)	42,000	35,320
Chinese Estates Holdings Ltd.	151,000	20,233
Chow Sang Sang Holdings International Ltd.	70,000	87,197
Chuang's Consortium International Ltd. (a)	362,357	11,551
CK Life Sciences International Holdings, Inc. (a)	304,000	22,137
C-Mer Medical Holdings Ltd.	74,000	8,888
Convoy, Inc. (a) (b) (c)	1,314,000	5,244
Cowell e Holdings, Inc. (d)	39,000	117,071
Crystal International Group Ltd.	29,500	21,337
CSC Holdings Ltd. (a)	4,927,500	13,157
CSI Properties Ltd. (a)	3,183,630	74,006
CTF Services Ltd.	199,414	196,439
CW Group Holdings Ltd. (a) (b) (c)	106,000	0
Dah Sing Banking Group Ltd.	81,471	120,430
Dah Sing Financial Holdings Ltd.	34,660	167,141
DFI Retail Group Holdings Ltd.	5,900	22,416
Dickson Concepts International Ltd.	87,500	68,967
DMX Technologies Group Ltd. (a) (b) (c)	186,000	0
Eagle Nice International Holdings Ltd.	80,000	27,556
Security Description	Shares	Value
Hong Kong — (Continued)
EC Healthcare (a)	49,000	$2,537
EcoGreen International Group Ltd. (a) (b) (c)	118,800	5,397
Emperor Watch & Jewellery Ltd.	960,000	30,511
ENM Holdings Ltd. (a)	412,000	27,904
Esprit Holdings Ltd. (a)	10,427	587
Fairwood Holdings Ltd.	26,500	15,266
Far East Consortium International Ltd. (a)	394,956	33,246
Genting Hong Kong Ltd. (a) (b) (c)	327,000	0
Get Nice Holdings Ltd. (b) (c)	20,800	9,017
Giordano International Ltd.	270,000	46,830
Glorious Sun Enterprises Ltd.	393,000	65,674
Gold Financial Holdings Ltd. (a) (b) (c)	214,000	0
Gold Peak Technology Group Ltd.	277,714	25,192
Golden Resources Development International Ltd.	264,000	11,549
Good Resources Holdings, Ltd. (a) (b) (c)	420,000	0
GR Life Style Co. Ltd. (a)	16,000	4,336
Great Eagle Holdings Ltd.	34,491	64,628
G-Resources Group Ltd.	44,180	44,067
Guoco Group Ltd.	1,000	8,525
Guotai Junan International Holdings Ltd. (d)	310,600	78,090
Hang Lung Group Ltd.	144,000	230,428
Hang Lung Properties Ltd.	94,092	82,953
Harbour Centre Development Ltd. (a)	88,000	47,911
HK AI Capital Ltd. (a)	284,000	4,099
HKR International Ltd. (a)	343,680	43,113
Hon Kwok Land Investment Co. Ltd.	140,000	13,745
Hong Kong Ferry Holdings Co. Ltd.	39,000	23,692
Hong Kong Technology Venture Co. Ltd. (a)	52,296	7,207
Hongkong & Shanghai Hotels Ltd. (a)	95,902	64,520
HSIN Chong Group Holdings Ltd. (a) (b) (c)	918,000	0
Hung Hing Printing Group Ltd.	252,000	23,164
Hutchison Port Holdings Trust	909,200	155,630
Hutchison Telecommunications Hong Kong Holdings Ltd.	258,000	36,224
Hysan Development Co. Ltd.	112,000	236,553
Jacobson Pharma Corp. Ltd.	90,000	11,956
Johnson Electric Holdings Ltd. (d)	67,691	168,640
Joy Faith Investment Ltd. (a) (b) (c)	420,000	0
K Wah International Holdings Ltd.	172,000	42,426
Karrie International Holdings Ltd. (d)	140,000	36,628
Keck Seng Investments Hong Kong Ltd.	72,000	21,835
Kerry Properties Ltd.	102,000	235,308
Kowloon Development Co. Ltd.	137,655	82,762
Lai Sun Development Co. Ltd. (a)	111,919	10,189
Lai Sun Garment International Ltd. (a)	62,634	5,191
Lam Soon Hong Kong Ltd.	15,000	21,612
Langham Hospitality Investments & Langham Hospitality Investments Ltd.	211,998	12,454
Lerthai Group Ltd. (a) (b) (c)	18,000	0
Liu Chong Hing Investment Ltd.	78,000	42,107
Luk Fook Holdings International Ltd.	62,000	175,577
Man Wah Holdings Ltd. (d)	240,800	92,063
Melco International Development Ltd. (a)	49,499	19,878
MH Development NPV (a) (b) (c)	124,000	0
Midland Holdings Ltd.	100,010	29,427
Miramar Hotel & Investment	51,000	64,651
Modern Dental Group Ltd.	79,000	60,150
See accompanying notes to financial statements.
BHFTII-133

Brighthouse Funds Trust II
Brighthouse/Dimensional International Small Company Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Hong Kong — (Continued)
Nameson Holdings Ltd.	130,000	$13,069
New World Development Co. Ltd. (a) (d)	167,000	135,382
NewOcean Energy Holdings Ltd. (a) (b) (c)	398,000	0
Nissin Foods Co. Ltd.	47,000	39,565
Oriental Watch Holdings	96,484	40,380
Oshidori International Holdings Ltd. (a) (d)	1,068,000	305,161
Pacific Andes International Holdings Ltd. (a) (b) (c)	1,819,984	0
Pacific Basin Shipping Ltd.	809,000	279,653
Pacific Textiles Holdings Ltd.	194,000	21,352
PAX Global Technology Ltd.	20,000	8,573
PCCW Ltd.	192,582	131,022
Perfect Medical Health Management Ltd.	108,000	14,887
Pico Far East Holdings Ltd.	178,000	49,301
Playmates Holdings Ltd.	460,000	28,161
Plover Bay Technologies Ltd.	17,000	17,278
Public Financial Holdings Ltd.	166,000	29,268
Regina Miracle International Holdings Ltd.	71,000	16,037
SAS Dragon Holdings Ltd.	140,000	117,121
SEA Holdings Ltd.	63,896	10,102
Shun Tak Holdings Ltd. (a)	379,500	24,733
Singamas Container Holdings Ltd.	388,000	22,051
SmarTone Telecommunications Holdings Ltd.	66,888	39,595
Soundwill Holdings Ltd.	41,500	32,808
Stella International Holdings Ltd.	119,000	188,028
Sun Hung Kai & Co. Ltd.	106,440	54,629
SUNeVision Holdings Ltd. (d)	133,000	74,234
TAI Cheung Holdings Ltd.	192,000	82,266
Tan Chong International Ltd.	63,000	12,852
Television Broadcasts Ltd. (a) (d)	97,700	27,909
Texwinca Holdings Ltd.	134,000	18,977
Tradelink Electronic Commerce Ltd.	256,000	35,577
Transport International Holdings Ltd.	45,961	56,115
United Laboratories International Holdings Ltd. (d)	201,000	216,574
Upbest Group Ltd.	16,000	1,224
Value Partners Group Ltd.	215,000	56,422
Valuetronics Holdings Ltd.	71,690	60,929
Vedan International Holdings Ltd.	296,000	27,174
Vitasoy International Holdings Ltd.	124,000	102,766
VTech Holdings Ltd.	31,800	208,869
Wing On Co. International Ltd.	46,000	76,349
Wing Tai Properties Ltd.	176,000	44,882
Yue Yuen Industrial Holdings Ltd. (d)	143,500	224,501
Yunfeng Financial Group Ltd. (a)	34,000	7,011
		7,372,378
Indonesia — 0.2%
First Pacific Co. Ltd.	434,000	266,396
First Resources Ltd.	78,300	188,107
Gallant Venture Ltd. (a)	257,900	11,180
Golden Agri-Resources Ltd.	1,125,500	234,977
Nickel Industries Ltd. (a)	203,875	133,591
		834,251
Iraq — 0.0%
Genel Energy PLC (a)	25,050	17,346
Security Description	Shares	Value
Iraq — (Continued)
Gulf Keystone Petroleum Ltd.	39,254	$91,410
		108,756
Ireland — 0.6%
C&C Group PLC (d)	79,998	99,828
Cairn Homes PLC	80,021	225,960
Cosmo NV	568	46,803
FBD Holdings PLC	6,357	124,167
Glanbia PLC	36,185	1,011,593
Glenveagh Properties PLC (a)	61,605	176,470
Greencore Group PLC	120,709	318,514
Hostelworld Group PLC	8,529	12,678
Irish Continental Group PLC	18,974	134,864
Kerry Group PLC - Class A	5,991	550,193
Permanent TSB Group Holdings PLC	15,086	51,728
		2,752,798
Isle of Man — 0.0%
Strix Group PLC (a)	9,769	4,991
Israel — 1.2%
Ackerstein Group Ltd.	6,192	17,324
Adgar Investment & Development Ltd.	11,788	15,430
Afcon Holdings Ltd.	465	76,862
AFI Properties Ltd. (a)	319	20,789
Africa Israel Residences Ltd.	880	64,196
Airport City Ltd. (a)	1,185	21,292
Alrov Properties & Lodgings Ltd.	1,801	162,174
Arad Ltd.	2,224	43,517
AudioCodes Ltd.	1	6
Aura Investments Ltd.	6,744	41,776
Avgol Industries 1953 Ltd. (a)	27,883	8,492
Ayalon Holdings Ltd.	700	29,200
Azorim-Investment Development & Construction Co. Ltd.	8,417	47,094
Bet Shemesh Engines Holdings 1997 Ltd. (a)	287	81,827
Blue Square Real Estate Ltd.	785	85,712
Carasso Motors Ltd.	5,984	67,160
Cellcom Israel Ltd.	8,345	86,329
Ceragon Networks Ltd. (a) (d)	14,799	38,329
Danel Adir Yeoshua Ltd.	789	120,714
Danya Cebus Ltd.	272	11,166
Delek Automotive Systems Ltd. (a)	2,468	13,367
Delta Galil Ltd.	700	38,377
Direct Finance of Direct Group 2006 Ltd.	53	10,747
Dor Alon Energy in Israel 1988 Ltd.	1,540	93,132
Duniec Brothers Ltd. (a)	123	10,228
Electra Consumer Products 1970 Ltd.	1,793	45,587
Energean PLC (d)	27,001	244,812
Equital Ltd. (a)	1,117	38,990
FMS Enterprises Migun Ltd.	864	65,239
Formula Systems 1985 Ltd.	519	54,083
Fox Wizel Ltd.	908	86,146
Gilat Satellite Networks Ltd. (a)	9,844	131,033
Globrands Ltd.	93	3,533
IDI Insurance Co. Ltd.	1,564	121,078
IES Holdings Ltd. (a)	569	134,608
See accompanying notes to financial statements.
BHFTII-134

Brighthouse Funds Trust II
Brighthouse/Dimensional International Small Company Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Israel — (Continued)
Ilex Medical Ltd.	959	$15,804
Inrom Construction Industries Ltd.	17,580	141,901
Isracard Ltd.	22,812	86,284
Israel Canada TR Ltd.	4,452	26,340
Isras Investment Co. Ltd.	188	53,094
Issta Ltd.	1,175	36,503
Kamada Ltd.	5,054	37,149
Kardan Real Estate Enterprise & Development Ltd.	9,389	18,332
Kerur Holdings Ltd.	2,088	59,670
Klil Industries Ltd.	315	19,212
Kvutzat Acro Ltd. (a)	1,501	21,949
Lahav L.R. Real Estate Ltd.	7,734	28,873
Land Development Nimrodi Group Ltd.	3,950	46,195
Lapidoth Capital Ltd.	607	15,406
M Yochananof & Sons Ltd.	586	66,991
Malam - Team Ltd. (a)	1,160	27,832
Matrix IT Ltd.	1,737	44,221
Max Stock Ltd.	8,675	105,202
Mediterranean Towers Ltd.	19,316	102,936
Meitav Investment House Ltd.	4,663	202,897
Meshulam Levinstein Contracting & Engineering Ltd.	255	38,115
Mivtach Shamir Holdings Ltd.	906	127,657
Mizrahi Tefahot Bank Ltd.	1	61
Nawi Group Ltd.	2,775	46,610
Nayax Ltd. (a)	237	15,431
Neto Malinda Trading Ltd.	783	36,117
Neto ME Holdings Ltd. (a)	492	35,133
Nexxen International Ltd. (a)	7,429	67,084
Novolog Ltd.	43,939	11,220
Oil Refineries Ltd.	258,232	136,611
Perion Network Ltd. (a)	2,894	27,746
Plasson Industries Ltd.	507	26,734
Plus500 Ltd.	14,975	950,782
Polyram Plastic Industries Ltd.	3,415	10,042
Prashkovsky Investments & Construction Ltd.	569	28,986
Qualitau Ltd.	607	95,410
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	1,570	192,616
Rapac Communication & Infrastructure Ltd. (a)	776	23,917
Sano-Brunos Enterprises Ltd.	46	5,720
Scope Metals Group Ltd.	1,374	130,461
Shikun & Binui Soltec Renewable Energy (a)	15,758	21,448
Summit Real Estate Holdings Ltd. (REIT)	4,460	71,225
Suny Cellular Communication Ltd.	16,495	7,374
Tadiran Group Ltd. (a)	279	20,391
Tamar Petroleum Ltd.	3,762	30,355
Telsys Ltd.	111	13,363
Veridis Environment Ltd. (a)	3,156	46,115
Victory Supermarket Chain Ltd.	589	9,459
Wesure Global Tech Ltd.	2,404	10,817
YD More Investments Ltd.	3,237	47,899
		5,572,039
Italy — 3.4%
A2A SpA	313,625	809,958
Abitare In SpA (a)	2,488	8,045
ACEA SpA	10,339	256,586
Security Description	Shares	Value
Italy — (Continued)
Amplifon SpA	4,705	$50,968
Ariston Holding NV	3,301	13,544
Arnoldo Mondadori Editore SpA	30,273	69,699
Ascopiave SpA	16,968	57,002
Azimut Holding SpA	24,097	977,623
Banca Generali SpA	12,644	941,949
Banca IFIS SpA	4,675	67,711
Banca Profilo SpA	66,282	12,302
Banca Sistema SpA (a)	13,168	23,385
Banco di Desio e della Brianza SpA	5,946	90,243
BFF Bank SpA (a) (d)	20,564	72,312
Brembo NV	20,302	237,539
Brunello Cucinelli SpA (d)	3,731	352,430
Cairo Communication SpA (d)	13,212	37,372
Cembre SpA	248	25,454
CIR SpA-Compagnie Industriali (a)	120,339	95,556
Credito Emiliano SpA	13,793	268,242
d'Amico International Shipping SA	6,853	51,355
Danieli & C Officine Meccaniche SpA (d)	2,437	187,621
Davide Campari-Milano NV (d)	52,282	325,479
De' Longhi SpA	2,790	118,397
doValue SpA (d)	13,535	33,260
Emak SpA	23,063	22,745
Enav SpA	38,399	227,963
Equita Group SpA	2,498	16,642
ERG SpA	2,568	70,194
Esprinet SpA	5,413	41,542
Fila SpA	5,412	56,906
Fincantieri SpA (a) (d)	16,235	184,574
FNM SpA	37,788	19,819
Garofalo Health Care SpA	4,060	24,681
Hera SpA	175,724	733,258
IMMSI SpA (a)	35,223	19,539
Intercos SpA	533	7,896
Interpump Group SpA	4,335	167,517
Iren SpA	127,597	361,322
Italgas SpA	135,824	1,573,058
Italmobiliare SpA	3,032	96,847
Lottomatica Group SpA	22,210	616,666
LU-VE SpA	1,991	151,055
Maire SpA	32,403	530,443
MARR SpA (d)	2,278	17,079
MFE-MediaForEurope NV - Class A (a) (d)	36,806	118,484
MFE-MediaForEurope NV - Class A (a)	44,716	142,374
MFE-MediaForEurope NV - Class B (a) (d)	12,808	49,734
Moltiply Group SpA	2,920	113,271
NewPrinces SpA (a) (d)	1,806	32,088
Nexi SpA (d)	57,765	233,940
Orsero SpA	818	14,342
OVS SpA	32,456	224,238
Pharmanutra SpA	826	82,781
Piaggio & C SpA (d)	13,551	24,871
Pirelli & C SpA (a)	71,853	543,088
RAI Way SpA	21,468	124,130
Recordati Industria Chimica e Farmaceutica SpA	7,180	420,914
Reply SpA	2,398	250,697
See accompanying notes to financial statements.
BHFTII-135

Brighthouse Funds Trust II
Brighthouse/Dimensional International Small Company Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Italy — (Continued)
Rizzoli Corriere Della Sera Mediagroup SpA	25,276	$27,003
Sabaf SpA (d)	3,059	43,865
Safilo Group SpA (a)	12,212	23,902
Saipem SpA (d)	282,320	1,418,659
Salvatore Ferragamo SpA (a)	3,759	46,792
Sanlorenzo SpA	1,764	72,201
Sesa SpA	1,039	106,613
Sogefi SpA (a)	8,023	18,888
SOL SpA	8,112	539,502
Tamburi Investment Partners SpA (d)	20,113	201,138
Technogym SpA	23,670	411,220
TXT e-solutions SpA	388	16,517
Uni Land SpA (a) (b) (c)	4,937	0
Webuild SpA (d)	70,140	182,651
Wiit SpA	697	27,476
		15,635,157
Japan — 22.8%
&Do Holdings Co. Ltd. (d)	1,400	8,158
A&D HOLON Holdings Co. Ltd.	5,100	91,333
Achilles Corp.	2,700	19,377
ADEKA Corp. (d)	14,400	371,968
Ad-sol Nissin Corp.	3,800	32,947
Advan Group Co. Ltd.	5,200	28,472
Advanced Media, Inc.	1,200	7,605
Aeon Fantasy Co. Ltd.	1,600	25,584
AEON Financial Service Co. Ltd.	12,700	114,927
Aeon Hokkaido Corp. (d)	4,800	24,631
Aeon Kyushu Co. Ltd.	600	10,343
AFC-HD AMS Life Science Co. Ltd.	1,900	9,832
Ahresty Corp.	5,200	22,186
Ai Holdings Corp. (d)	7,500	124,222
Aica Kogyo Co. Ltd.	10,300	234,208
Aichi Corp.	5,200	43,426
Aichi Financial Group, Inc.	3,570	30,482
Aichi Steel Corp. (d)	5,100	94,200
Aichi Tokei Denki Co. Ltd.	1,600	29,437
Aida Engineering Ltd.	6,700	47,777
Ain Holdings, Inc.	4,900	166,819
Ainavo Holdings Co. Ltd.	2,200	10,983
Aiphone Co. Ltd.	2,100	34,791
Airman Corp.	4,200	47,515
Airport Facilities Co. Ltd.	4,800	27,466
Airtrip Corp.	2,500	11,707
Aisan Industry Co. Ltd.	6,300	73,500
AIT Corp.	1,600	22,340
Akatsuki Corp.	8,100	30,109
Akatsuki, Inc.	2,100	37,480
Akebono Brake Industry Co. Ltd. (a)	17,400	11,438
Akita Bank Ltd.	2,600	109,625
Albis Co. Ltd. (d)	1,600	24,309
Alconix Corp. (d)	4,800	74,121
Alfresa Holdings Corp.	7,500	100,043
Alinco, Inc.	3,200	20,777
Alpen Co. Ltd.	2,900	36,546
Alpha Corp.	2,200	16,484
Security Description	Shares	Value
Japan — (Continued)
AlphaPolis Co. Ltd. (d)	1,200	$7,161
Alps Alpine Co. Ltd. (d)	29,200	371,426
Altech Corp.	9,960	46,669
Amano Corp.	9,000	202,506
Amiyaki Tei Co. Ltd. (d)	3,300	27,528
Amuse, Inc.	2,800	31,113
Amvis Holdings, Inc.	5,200	10,714
Anabuki Kosan, Inc. (d)	800	11,059
and ST HD Co. Ltd. (d)	5,440	116,138
Anest Iwata Corp.	5,500	57,371
Anicom Holdings, Inc.	11,300	85,089
Anycolor, Inc.	2,300	31,842
AOI Electronics Co. Ltd.	1,100	18,481
AOKI Holdings, Inc.	7,300	73,636
Aoyama Trading Co. Ltd.	22,800	96,617
Aoyama Zaisan Networks Co. Ltd. (d)	2,800	21,582
Arakawa Chemical Industries Ltd.	3,500	45,578
Arata Corp.	5,200	79,883
ARCHION Corp. (a) (d)	34,000	60,674
ARCLANDS Corp. (d)	9,680	114,624
Arcs Co. Ltd.	7,364	153,808
ARE Holdings, Inc.	14,300	261,173
Arealink Co. Ltd.	7,600	38,572
Argo Graphics, Inc.	11,200	83,733
Arisawa Manufacturing Co. Ltd.	5,900	95,886
Artience Co. Ltd. (d)	6,200	164,700
Artnature, Inc.	5,000	26,556
As One Corp.	10,700	148,865
Asahi Broadcasting Group Holdings Corp.	2,400	11,469
Asahi Co. Ltd.	3,400	27,004
Asahi Diamond Industrial Co. Ltd. (d)	7,800	58,694
Asahi Kogyosha Co. Ltd.	3,400	94,700
Asahi Net, Inc.	5,000	18,781
Asahi Printing Co. Ltd.	400	2,134
Asahi Yukizai Corp.	800	35,651
Asanuma Corp.	13,400	69,575
Asax Co. Ltd.	3,200	15,711
Asia Pile Holdings Corp.	3,800	34,210
ASKA Pharmaceutical Holdings Co. Ltd.	3,700	52,705
ASKUL Corp.	600	4,409
Astena Holdings Co. Ltd.	9,000	27,763
Atsugi Co. Ltd. (a)	4,300	27,585
Aucnet, Inc. (d)	8,400	70,290
Autobacs Seven Co. Ltd.	11,600	104,056
Avant Group Corp.	4,700	31,600
Avantia Co. Ltd. (d)	3,000	15,140
Avex, Inc.	5,300	39,074
Awa Bank Ltd.	5,200	232,870
Axial Retailing, Inc.	12,100	83,011
Axyz Co. Ltd. (d)	500	10,796
AZ-COM MARUWA Holdings, Inc.	7,400	36,467
AZOOM Co. Ltd.	500	12,860
Bando Chemical Industries Ltd.	5,500	75,066
Bank of Iwate Ltd.	9,600	121,352
Bank of Kochi Ltd.	1,600	12,321
Bank of Nagoya Ltd.	5,400	199,064
See accompanying notes to financial statements.
BHFTII-136

Brighthouse Funds Trust II
Brighthouse/Dimensional International Small Company Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Japan — (Continued)
Bank of Saga Ltd.	2,100	$68,465
Bank of the Ryukyus Ltd.	7,300	117,759
Base Co. Ltd. (d)	600	10,595
Beauty Garage, Inc. (d)	1,600	14,290
Belc Co. Ltd.	2,200	87,872
Bell System24 Holdings, Inc.	6,900	57,551
Belluna Co. Ltd.	8,300	48,516
Bic Camera, Inc. (d)	18,000	183,037
BIPROGY, Inc.	3,900	102,529
Blue Zones Holdings Co. Ltd.	3,500	37,710
BML, Inc.	3,800	83,976
Bookoff Group Holdings Ltd. (d)	3,500	41,847
Bourbon Corp.	2,100	40,258
BRONCO BILLY Co. Ltd. (d)	1,000	13,556
Buffalo, Inc. (d)	3,000	45,515
Bull-Dog Sauce Co. Ltd. (d)	1,200	12,827
Bunka Shutter Co. Ltd.	10,200	120,781
Business Brain Showa-Ota, Inc.	6,000	36,867
Business Engineering Corp.	4,000	24,459
C Uyemura & Co. Ltd.	1,800	307,363
CAC Holdings Corp. (d)	2,600	27,979
Canare Electric Co. Ltd.	800	8,722
Careerlink Co. Ltd.	1,000	13,734
Carlit Co. Ltd.	3,000	40,512
Casio Computer Co. Ltd.	700	8,301
Cawachi Ltd. (d)	2,000	42,922
CCI Group, Inc.	34,400	217,247
CDS Co. Ltd.	700	7,404
Celsys, Inc. (d)	4,800	55,750
Central Automotive Products Ltd.	7,800	97,584
Central Glass Co. Ltd.	4,100	112,387
Central Security Patrols Co. Ltd.	2,300	36,415
Central Sports Co. Ltd. (d)	1,700	24,726
Ceres, Inc. (d)	1,600	20,379
Change Holdings, Inc. (d)	5,500	30,666
Charm Care Corp. KK	3,800	31,164
Chiba Kogyo Bank Ltd.	5,900	87,161
Chino Corp. (d)	4,200	42,254
Chiyoda Co. Ltd.	3,400	20,476
Chiyoda Integre Co. Ltd.	900	17,734
Chofu Seisakusho Co. Ltd. (d)	4,000	48,974
Chori Co. Ltd.	1,900	45,155
Chubu Shiryo Co. Ltd.	4,600	52,294
Chudenko Corp.	4,800	160,790
Chuetsu Pulp & Paper Co. Ltd.	1,900	23,571
Chugai Ro Co. Ltd.	900	22,522
Chugin Financial Group, Inc.	18,200	346,892
Chugoku Electric Power Co., Inc.	5,800	31,654
Chugoku Marine Paints Ltd.	7,700	158,585
Chuo Gyorui Co. Ltd.	200	4,396
Chuo Spring Co. Ltd. (d)	2,100	49,193
Citizen Watch Co. Ltd.	10,200	153,536
CKD Corp. (d)	9,700	455,775
Cleanup Corp.	3,100	17,454
CMK Corp.	12,600	51,328
COLOPL, Inc.	7,200	16,308
Security Description	Shares	Value
Japan — (Continued)
Colowide Co. Ltd. (d)	16,200	$183,590
Computer Engineering & Consulting Ltd.	1,500	19,522
Computer Institute of Japan Ltd. (d)	7,040	21,334
Comture Corp.	4,400	34,824
Core Corp.	1,700	20,510
Corona Corp.	4,400	26,194
Cosel Co. Ltd.	5,400	50,479
Cosmos Initia Co. Ltd.	1,600	12,777
Cosmos Pharmaceutical Corp.	1,900	72,131
Cota Co. Ltd.	5,166	37,120
Create Medic Co. Ltd.	1,800	12,227
Create Restaurants Holdings, Inc. (d)	47,400	214,656
Create SD Holdings Co. Ltd.	5,600	111,919
Creek & River Co. Ltd.	2,700	21,933
Cresco Ltd.	5,000	44,616
Cross Cat Co. Ltd.	1,400	8,136
CTI Engineering Co. Ltd.	3,700	64,985
CTS Co. Ltd.	5,200	26,726
CUC, Inc. (a)	1,300	6,322
Curves Holdings Co. Ltd.	10,900	61,765
Cybozu, Inc. (d)	4,400	61,286
Dai Nippon Toryo Co. Ltd.	3,800	31,220
Dai-Dan Co. Ltd.	8,400	150,491
Daido Metal Co. Ltd.	4,900	51,152
Daido Steel Co. Ltd. (d)	17,900	307,788
Daihatsu Infinearth Mfg Co. Ltd.	2,500	39,667
Daiho Corp.	4,800	22,359
Daiichi Jitsugyo Co. Ltd.	2,900	54,647
Daiichikosho Co. Ltd.	8,100	85,377
Daiken Medical Co. Ltd.	4,400	11,214
Daiki Aluminium Industry Co. Ltd.	5,400	49,694
Daiki Axis Co. Ltd.	1,300	5,362
DAIKO XTECH Ltd.	1,300	7,725
Daikoku Denki Co. Ltd. (d)	1,800	24,753
Daikokutenbussan Co. Ltd.	1,300	34,017
Daikyonishikawa Corp.	8,300	51,340
Dainichi Co. Ltd.	4,100	30,286
Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	9,600	61,974
Daio Paper Corp.	16,200	91,632
Daiseki Co. Ltd.	6,839	165,652
Daishi Hokuetsu Financial Group, Inc.	5,200	68,484
Daishinku Corp. (d)	7,400	40,660
Daisue Construction Co. Ltd.	1,800	36,668
Daito Bank Ltd.	1,400	8,160
Daito Pharmaceutical Co. Ltd.	4,712	35,665
Daitron Co. Ltd.	3,000	68,590
Daiwa Industries Ltd.	5,800	58,719
Daiwabo Holdings Co. Ltd. (d)	12,900	274,712
DCM Holdings Co. Ltd.	17,800	167,234
Dear Life Co. Ltd.	5,400	33,880
Delica Foods Holdings Co. Ltd.	600	3,050
DeNA Co. Ltd.	2,300	34,731
Denka Co. Ltd.	13,100	353,749
Dentsu Soken, Inc.	2,700	35,630
Denyo Co. Ltd.	2,900	64,868
Dexerials Corp.	800	21,294
See accompanying notes to financial statements.
BHFTII-137

Brighthouse Funds Trust II
Brighthouse/Dimensional International Small Company Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Japan — (Continued)
DIC Corp. (d)	12,800	$379,233
Digital Arts, Inc.	2,100	48,126
Digital Garage, Inc.	1,700	19,920
Digital Hearts Holdings Co. Ltd.	2,600	11,776
Digital Information Technologies Corp.	4,200	21,370
Dip Corp. (d)	6,600	75,679
DKK Co. Ltd.	1,200	22,618
DKS Co. Ltd. (d)	1,100	84,696
DMG Mori Co. Ltd.	8,700	189,356
DMW Corp.	700	23,190
Doshisha Co. Ltd.	4,400	76,909
Double Standard, Inc. (d)	1,400	10,221
Doutor Nichires Holdings Co. Ltd.	5,100	85,089
Dowa Holdings Co. Ltd.	4,500	243,252
DTS Corp.	24,800	152,719
Duskin Co. Ltd.	5,500	147,540
DyDo Group Holdings, Inc. (d)	3,000	49,201
Eagle Industry Co. Ltd.	4,100	72,235
EAT&HOLDINGS Co. Ltd. (d)	1,400	17,458
Ebara Foods Industry, Inc.	700	10,415
Ebara Jitsugyo Co. Ltd.	3,800	57,587
Ebase Co. Ltd.	4,800	11,838
Eco's Co. Ltd.	1,500	21,165
EDION Corp. (d)	14,200	196,948
eGuarantee, Inc.	6,200	65,732
Ehime Bank Ltd.	5,300	70,327
Eidai Co. Ltd.	10,000	14,749
Eizo Corp.	5,100	78,470
Elan Corp.	2,200	10,067
Elecom Co. Ltd.	8,800	97,017
EM Systems Co. Ltd. (d)	3,500	10,546
en, Inc.	5,500	38,596
Endo Lighting Corp.	1,400	20,398
Entrust, Inc.	1,500	9,935
eRex Co. Ltd. (d)	3,300	15,092
ES-Con Japan Ltd.	6,700	44,424
Eslead Corp.	1,600	47,995
ESPEC Corp.	3,400	89,492
Exedy Corp.	4,100	146,852
EXEO Group, Inc.	18,800	321,806
Ezaki Glico Co. Ltd. (d)	9,200	302,507
F&M Co. Ltd.	1,600	23,726
FALCO HOLDINGS Co. Ltd.	1,600	25,411
FCC Co. Ltd.	7,100	148,119
FDK Corp. (a)	1,100	3,367
Feed One Co. Ltd.	4,576	34,578
Ferrotec Corp.	8,000	476,759
Fibergate, Inc.	1,800	8,286
FIDEA Holdings Co. Ltd.	3,950	47,629
Financial Partners Group Co. Ltd. (d)	8,200	77,993
FINDEX, Inc. (d)	3,900	18,847
First Bank of Toyama Ltd. (d)	9,700	152,583
First Brothers Co. Ltd. (d)	900	6,650
First Juken Co. Ltd. (d)	1,600	10,625
First-Corp., Inc. (d)	1,600	9,287
Fixstars Corp. (d)	4,100	59,794
Security Description	Shares	Value
Japan — (Continued)
FJ Next Holdings Co. Ltd.	3,800	$41,804
Focus Systems Corp.	2,900	28,846
Forval Corp.	1,900	11,958
Foster Electric Co. Ltd.	2,700	51,203
FP Corp.	3,600	57,507
France Bed Holdings Co. Ltd. (d)	4,400	33,226
Freebit Co. Ltd. (d)	2,100	19,501
F-Tech, Inc. (d)	3,200	12,796
FTGroup Co. Ltd. (d)	1,500	9,802
Fudo Tetra Corp.	2,830	47,789
Fuji Corp. Ltd.	3,900	18,305
Fuji Kyuko Co. Ltd. (d)	4,600	72,238
Fuji Oil Co. Ltd.	8,400	204,144
Fuji Pharma Co. Ltd.	2,400	29,496
Fuji Seal International, Inc.	7,600	132,490
Fujibo Holdings, Inc. (d)	5,400	143,196
Fujicco Co. Ltd.	3,600	33,133
Fujikura Composites, Inc. (d)	2,400	37,830
Fujikura Kasei Co. Ltd.	6,900	44,386
Fujimi, Inc. (d)	9,900	283,079
Fujisash Co. Ltd.	2,450	10,704
Fujishoji Co. Ltd. (d)	1,300	7,965
Fujita Kanko, Inc.	2,000	23,505
Fujiya Co. Ltd. (d)	2,500	36,157
FuKoKu Co. Ltd.	2,800	31,027
Fukuda Corp.	2,600	59,403
Fukuda Denshi Co. Ltd.	2,800	194,467
Fukui Bank Ltd.	3,100	105,594
Fukui Computer Holdings, Inc.	1,900	36,106
Fukuyama Transporting Co. Ltd.	3,200	109,442
FULLCAST Holdings Co. Ltd. (d)	3,400	31,607
Funai Soken Holdings, Inc.	14,540	95,424
Furukawa Co. Ltd.	4,000	88,371
Furuno Electric Co. Ltd. (d)	4,500	159,727
Furuya Metal Co. Ltd. (d)	3,300	167,737
Furyu Corp.	4,300	36,234
Fuso Chemical Co. Ltd. (d)	11,400	321,187
Fuso Pharmaceutical Industries Ltd.	1,800	23,259
Futaba Corp.	8,400	28,708
Futaba Industrial Co. Ltd.	9,900	57,516
Future Corp. (d)	8,100	76,462
Fuyo General Lease Co. Ltd.	2,400	62,362
G-7 Holdings, Inc.	4,600	38,803
Gakken Holdings Co. Ltd.	6,400	39,333
Gakkyusha Co. Ltd.	2,100	32,343
Galilei Co. Ltd.	4,900	99,600
Gecoss Corp.	3,400	32,305
Genki Global Dining Concepts Corp. (d)	2,400	46,746
Genky DrugStores Co. Ltd. (d)	2,800	58,273
Geo Holdings Corp.	4,600	57,063
Gift Holdings, Inc. (d)	1,600	41,249
giftee, Inc. (a) (b) (c) (d)	2,800	17,355
GLOBERIDE, Inc.	3,500	50,344
Glory Ltd. (d)	7,600	183,455
GLtechno Holdings, Inc.	1,300	48,340
GMO Financial Gate, Inc.	400	16,902
See accompanying notes to financial statements.
BHFTII-138

Brighthouse Funds Trust II
Brighthouse/Dimensional International Small Company Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Japan — (Continued)
GMO Financial Holdings, Inc. (d)	8,000	$48,686
GMO GlobalSign Holdings KK	1,000	12,155
GMO internet group, Inc.	7,300	151,365
GMS Group Co. Ltd.	14,260	31,676
Godo Steel Ltd. (d)	2,300	36,612
Goldcrest Co. Ltd.	2,730	54,805
Goldwin, Inc.	3,700	49,378
Grandy House Corp.	3,600	11,202
GREE Holdings, Inc.	3,500	8,104
Greens Co. Ltd.	1,700	22,460
grems, Inc.	900	13,443
GS Yuasa Corp.	10,300	412,839
GSI Creos Corp.	2,100	30,480
G-Tekt Corp.	3,300	42,169
Gun-Ei Chemical Industry Co. Ltd.	900	25,409
GungHo Online Entertainment, Inc.	3,300	44,452
Gunze Ltd.	6,100	145,560
H.U. Group Holdings, Inc.	9,500	191,965
H2O Retailing Corp. (d)	14,900	262,306
HABA Laboratories, Inc.	700	7,354
Hagihara Industries, Inc. (d)	2,600	27,587
Hakudo Co. Ltd.	1,000	20,888
Hakuhodo DY Holdings, Inc.	9,700	68,652
Halows Co. Ltd.	2,100	48,113
Hamakyorex Co. Ltd.	11,500	129,019
Handsman Co. Ltd.	800	3,817
Hanwa Co. Ltd. (d)	24,000	252,187
Happinet Corp.	5,600	103,653
Hard Off Corp. Co. Ltd.	2,500	41,165
Harima Chemicals Group, Inc.	4,300	27,445
Hashimoto Sogyo Holdings Co. Ltd. (d)	1,400	11,945
Hazama Ando Corp.	25,090	278,131
Heiwado Co. Ltd.	5,400	84,078
Hennge KK	600	4,221
Hibiya Engineering Ltd.	1,500	28,605
Hiday Hidaka Corp.	500	7,842
HI-LEX Corp.	3,700	46,102
Himaraya Co. Ltd.	2,600	13,695
Hioki EE Corp. (d)	2,000	152,285
Hirakawa Hewtech Corp.	905	21,325
Hirano Tecseed Co. Ltd.	1,300	14,800
Hirata Corp.	3,000	56,186
Hirogin Holdings, Inc.	21,700	280,604
Hirose Tusyo, Inc.	300	6,968
Hiroshima Electric Railway Co. Ltd. (d)	1,500	5,822
Hiroshima Gas Co. Ltd.	7,000	16,823
HIS Co. Ltd.	3,400	20,491
Hisaka Works Ltd.	4,000	42,678
Hito Communications Holdings, Inc.	1,700	8,968
Hochiki Corp.	7,800	94,285
Hodogaya Chemical Co. Ltd.	1,800	23,147
Hokkaido Electric Power Co., Inc. (d)	33,500	190,893
Hokkaido Gas Co. Ltd.	13,800	64,252
Hokkan Holdings Ltd.	2,500	35,977
Hokko Chemical Industry Co. Ltd. (d)	3,500	46,360
Hokuetsu Corp. (d)	18,700	100,936
Security Description	Shares	Value
Japan — (Continued)
Hokuriku Electric Industry Co. Ltd.	1,500	$23,363
Hokuriku Electric Power Co. (d)	32,400	172,924
Hokuriku Electrical Construction Co. Ltd.	1,600	16,445
Hokuriku Gas Co. Ltd.	1,000	25,175
Hokuto Corp.	4,300	48,408
H-One Co. Ltd.	3,100	29,232
Honeys Holdings Co. Ltd.	3,630	31,091
Honma Golf Ltd. (a)	27,000	9,536
Hoosiers Holdings Co. Ltd.	5,400	39,684
Hoshi Iryo-Sanki Co. Ltd.	300	8,931
Hosiden Corp. (d)	8,300	138,342
Hosokawa Micron Corp.	2,700	82,015
Hotland Holdings Co. Ltd. (d)	2,100	20,547
House Foods Group, Inc.	3,300	76,032
Howa Machinery Ltd.	1,400	13,161
HS Holdings Co. Ltd.	5,000	35,574
Hyakugo Bank Ltd.	36,000	439,384
Hyakujushi Bank Ltd.	16,400	260,543
IBJ, Inc.	4,900	23,451
Ichigo, Inc.	6,500	17,556
Ichiken Co. Ltd.	2,200	35,800
Ichikoh Industries Ltd.	9,000	27,896
Ichimasa Kamaboko Co. Ltd.	1,100	5,149
Ichinen Holdings Co. Ltd.	2,600	35,498
Ichiyoshi Securities Co. Ltd.	1,200	10,390
Icom, Inc.	1,400	26,438
Idec Corp.	5,200	105,180
IDOM, Inc.	10,000	84,157
Iino Kaiun Kaisha Ltd.	13,800	118,579
I'll, Inc.	900	12,300
Imasen Electric Industrial (d)	2,000	11,294
i-mobile Co. Ltd.	5,400	17,190
Imuraya Group Co. Ltd.	2,200	31,985
Inaba Denki Sangyo Co. Ltd.	19,100	321,433
Inaba Seisakusho Co. Ltd. (d)	2,100	22,925
Inabata & Co. Ltd.	7,700	184,740
I-NE Co. Ltd. (d)	800	5,722
Ines Corp.	4,100	54,068
Infomart Corp.	16,100	38,181
INFRONEER Holdings, Inc. (d)	4,500	74,690
Innotech Corp.	2,400	59,794
Insource Co. Ltd.	11,200	42,156
Intage Holdings, Inc. (d)	2,600	27,637
Intelligent Wave, Inc. (d)	3,400	19,608
Internet Initiative Japan, Inc.	5,400	106,511
Inui Global Logistics Co. Ltd. (d)	3,000	26,579
IR Japan Holdings Ltd.	2,000	8,724
Iriso Electronics Co. Ltd. (d)	3,200	57,890
ISB Corp.	400	5,641
Ise Chemicals Corp. (d)	3,400	94,004
Iseki & Co. Ltd.	3,100	33,416
Ishihara Sangyo Kaisha Ltd.	5,800	102,341
Ishizuka Glass Co. Ltd.	500	9,401
Itfor, Inc.	5,300	52,228
ITmedia, Inc. (d)	1,500	10,593
Ito En Ltd. (d)	6,100	110,318
See accompanying notes to financial statements.
BHFTII-139

Brighthouse Funds Trust II
Brighthouse/Dimensional International Small Company Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Japan — (Continued)
Itochu Enex Co. Ltd.	9,100	$111,694
Itoham Yonekyu Holdings, Inc.	5,300	153,232
Itoki Corp. (d)	6,900	113,653
IwaiCosmo Holdings, Inc.	3,500	86,204
Iwaki Co. Ltd.	1,300	30,280
Iwatani Corp.	8,800	102,798
Iwatsuka Confectionery Co. Ltd.	2,000	37,675
Izumi Co. Ltd.	20,400	120,630
J Trust Co. Ltd.	16,800	84,883
JAC Recruitment Co. Ltd. (d)	13,700	72,136
Jaccs Co. Ltd.	4,200	91,141
JAFCO Group Co. Ltd. (d)	8,900	129,889
JANOME Corp.	2,499	19,887
Japan Airport Terminal Co. Ltd.	400	12,456
Japan Aviation Electronics Industry Ltd.	8,600	123,027
Japan Cash Machine Co. Ltd.	1,200	7,340
Japan Communications, Inc. (a) (d)	35,600	23,777
Japan Elevator Service Holdings Co. Ltd.	25,700	275,802
Japan Foundation Engineering Co. Ltd.	7,900	32,553
Japan Investment Adviser Co. Ltd. (d)	4,700	58,990
Japan Lifeline Co. Ltd.	9,100	72,433
Japan Material Co. Ltd.	13,600	219,182
Japan Medical Dynamic Marketing, Inc.	4,400	23,975
Japan Oil Transportation Co. Ltd. (d)	700	24,323
Japan Petroleum Exploration Co. Ltd. (d)	9,300	90,578
Japan Property Management Center Co. Ltd.	2,800	22,054
Japan Pulp & Paper Co. Ltd.	14,300	94,428
Japan Securities Finance Co. Ltd.	14,300	205,870
Japan Transcity Corp.	8,300	57,583
Japan Wool Textile Co. Ltd.	8,300	87,096
JBCC Holdings, Inc.	11,200	85,986
JCU Corp.	3,700	176,726
Jeol Ltd. (d)	7,900	366,257
JFE Systems, Inc.	1,400	16,517
JGC Holdings Corp.	10,800	168,378
JIG-SAW, Inc. (a) (d)	900	13,245
JINS Holdings, Inc.	2,200	109,131
JINUSHI Co. Ltd. (d)	600	10,623
JK Holdings Co. Ltd.	2,800	24,694
J-Lease Co. Ltd.	1,200	9,711
JM Holdings Co. Ltd.	4,800	36,120
JMS Co. Ltd.	6,400	17,554
J-Oil Mills, Inc.	4,000	50,317
Joshin Corp.	3,100	74,941
Joyful Honda Co. Ltd. (d)	9,800	136,419
JP-Holdings, Inc.	8,000	28,706
JSB Co. Ltd. (d)	2,000	111,078
JSP Corp.	2,400	36,979
JTEKT Corp.	15,100	187,326
Juki Corp.	7,200	23,116
Juroku Financial Group, Inc.	26,500	382,406
Justsystems Corp.	4,500	101,672
JVCKenwood Corp.	29,600	206,555
JX Advanced Metals Corp. (d)	4,550	125,861
K&O Energy Group, Inc.	4,000	46,622
Kadoya Sesame Mills, Inc.	2,400	27,036
Security Description	Shares	Value
Japan — (Continued)
Kaga Electronics Co. Ltd.	6,100	$159,355
Kagome Co. Ltd.	6,400	103,859
Kaken Pharmaceutical Co. Ltd.	3,400	80,286
Kamakura Shinsho Ltd.	3,700	10,891
Kameda Seika Co. Ltd.	6,900	51,889
Kamei Corp.	3,600	75,711
Kanaden Corp.	2,200	34,226
Kanadevia Corp.	27,700	217,667
Kanagawa Chuo Kotsu Co. Ltd.	1,400	30,623
Kanamic Network Co. Ltd.	900	2,695
Kanamoto Co. Ltd.	5,200	170,669
Kaneka Corp.	7,300	256,905
Kaneko Seeds Co. Ltd. (d)	1,300	11,717
Kanematsu Corp.	28,200	360,797
Kanemi Co. Ltd. (d)	100	2,431
Kansai Paint Co. Ltd.	4,700	76,917
Kanto Denka Kogyo Co. Ltd.	9,000	200,690
Kappa Create Co. Ltd. (a) (d)	1,000	9,097
Katakura Industries Co. Ltd.	2,500	37,378
Katitas Co. Ltd.	9,800	200,927
Kato Sangyo Co. Ltd.	3,900	142,966
Kato Works Co. Ltd.	2,500	19,188
Kawada Technologies, Inc.	8,100	65,543
Kawai Musical Instruments Manufacturing Co. Ltd.	1,600	31,781
KeePer Technical Laboratory Co. Ltd.	2,500	41,891
Keihan Holdings Co. Ltd.	6,400	125,436
Keihanshin Building Co. Ltd.	12,200	81,333
Keihin Co. Ltd.	2,300	39,897
Keikyu Corp.	9,000	81,728
Keio Corp.	17,100	78,867
Keisei Electric Railway Co. Ltd.	13,200	94,482
KEIWA, Inc.	1,200	8,964
Keiyo Bank Ltd.	14,500	222,301
Kenko Mayonnaise Co. Ltd.	2,400	29,450
KH Neochem Co. Ltd. (d)	6,700	122,834
Kibun Foods, Inc. (d)	1,500	9,733
Kimura Chemical Plants Co. Ltd.	3,300	24,136
King Jim Co. Ltd. (d)	1,400	6,559
Kintetsu Department Store Co. Ltd.	400	4,503
Kissei Pharmaceutical Co. Ltd.	5,400	134,914
Ki-Star Real Estate Co. Ltd.	3,600	82,239
Kitagawa Corp.	2,100	21,217
Kita-Nippon Bank Ltd.	1,100	36,750
Kitano Construction Corp.	4,500	30,030
Kitz Corp. (d)	11,700	184,142
Kiyo Bank Ltd.	10,100	276,147
Koa Corp.	6,400	116,106
Koatsu Gas Kogyo Co. Ltd.	5,600	37,714
Kobe Electric Railway Co. Ltd. (d)	1,400	20,707
Kohnan Shoji Co. Ltd. (d)	3,700	95,717
Koike Sanso Kogyo Co. Ltd. (d)	2,600	24,001
Kojima Co. Ltd.	6,600	52,628
Kokuyo Co. Ltd.	15,300	75,284
Komatsu Matere Co. Ltd.	4,200	18,365
Komatsu Wall Industry Co. Ltd.	2,900	45,510
KOMEDA Holdings Co. Ltd.	8,500	145,215
See accompanying notes to financial statements.
BHFTII-140

Brighthouse Funds Trust II
Brighthouse/Dimensional International Small Company Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Japan — (Continued)
Komehyo Holdings Co. Ltd.	1,300	$38,944
Komeri Co. Ltd.	4,900	107,282
Komori Corp.	8,600	79,641
Konaka Co. Ltd. (d)	7,300	9,930
Kondotec, Inc. (d)	4,500	41,994
Konica Minolta, Inc.	87,800	299,861
Konishi Co. Ltd.	10,000	90,962
Konoike Transport Co. Ltd. (d)	5,200	86,932
Konoshima Chemical Co. Ltd.	600	6,152
Kosaido Holdings Co. Ltd. (d)	12,300	42,667
Kose Holdings Corp. (d)	700	21,685
Koshidaka Holdings Co. Ltd. (d)	6,000	35,531
Kotobuki Spirits Co. Ltd. (d)	13,000	199,102
Kotobukiya Co. Ltd. (d)	1,500	12,195
Kozo Keikaku Engineering Holdings, Inc. (d)	1,900	32,816
KPP Group Holdings Co. Ltd.	3,700	23,462
KRS Corp.	2,300	47,070
K's Holdings Corp.	24,500	287,066
KU Holdings Co. Ltd.	4,200	29,544
Kumagai Gumi Co. Ltd. (d)	16,100	142,679
Kumiai Chemical Industry Co. Ltd.	10,995	48,674
Kunimine Industries Co. Ltd.	1,200	9,466
Kura Sushi, Inc. (d)	3,600	35,676
Kurabo Industries Ltd.	2,100	129,720
Kuraray Co. Ltd. (d)	14,300	146,869
Kureha Corp.	4,800	114,486
Kurimoto Ltd. (d)	7,000	59,709
Kuriyama Holdings Corp.	2,300	22,159
Kusuri No. Aoki Holdings Co. Ltd. (d)	7,400	164,108
KYB Corp.	5,700	135,570
Kyodo Printing Co. Ltd.	3,800	36,994
Kyoei Steel Ltd.	3,600	38,562
Kyokuto Boeki Kaisha Ltd.	2,700	28,303
Kyokuto Kaihatsu Kogyo Co. Ltd.	5,400	70,799
Kyokuto Securities Co. Ltd.	4,100	39,366
Kyokuyo Co. Ltd.	1,800	48,485
Kyorin Pharmaceutical Co. Ltd.	7,400	52,569
Kyoritsu Maintenance Co. Ltd. (d)	13,200	246,742
Kyosan Electric Manufacturing Co. Ltd.	7,100	41,314
Kyowa Electronic Instruments Co. Ltd. (d)	3,600	17,418
Kyowa Leather Cloth Co. Ltd.	3,300	17,645
Kyushu Financial Group, Inc.	17,500	155,070
LA Holdings Co. Ltd. (d)	900	15,483
Lacto Japan Co. Ltd. (d)	1,400	28,294
LEC, Inc.	5,000	28,469
Leopalace21 Corp.	24,800	99,212
Life Corp.	6,800	110,452
Lifedrink Co., Inc.	3,400	34,569
Lifenet Insurance Co. (a)	2,700	25,805
LIFULL Co. Ltd.	17,000	20,568
LIKE, Inc. (d)	2,100	19,042
Link & Motivation, Inc. (d)	8,900	30,062
Lintec Corp.	7,500	331,385
Lion Corp. (d)	9,500	100,177
LITALICO, Inc.	4,700	45,849
Lixil Corp.	10,300	114,738
Security Description	Shares	Value
Japan — (Continued)
Look Holdings, Inc. (d)	1,600	$26,480
Mabuchi Motor Co. Ltd. (d)	29,800	290,284
Macnica Holdings, Inc.	1,700	33,291
Maeda Kosen Co. Ltd. (d)	8,400	90,996
Maezawa Holdings Co. Ltd.	2,220	19,300
Maezawa Kyuso Industries Co. Ltd.	3,600	33,241
Makino Milling Machine Co. Ltd.	3,000	282,576
Management Solutions Co. Ltd.	1,800	14,442
Mani, Inc.	15,000	159,643
MarkLines Co. Ltd.	3,000	22,704
Mars Group Holdings Corp.	2,200	39,863
Marubun Corp. (d)	4,200	43,031
Marudai Food Co. Ltd.	3,800	52,218
Marufuji Sheet Piling Co. Ltd.	2,500	13,149
Marui Group Co. Ltd.	7,800	137,501
Maruichi Steel Tube Ltd.	27,900	323,159
Marusan Securities Co. Ltd.	9,900	65,483
Maruyama Manufacturing Co., Inc.	1,500	24,388
Maruzen CHI Holdings Co. Ltd. (d)	11,900	25,798
Maruzen Co. Ltd.	900	21,204
Maruzen Showa Unyu Co. Ltd.	2,100	95,623
Marvelous, Inc.	9,500	24,733
Matching Service Japan Co. Ltd.	1,200	7,004
Matsuda Sangyo Co. Ltd.	2,700	96,259
Matsui Construction Co. Ltd.	2,800	23,421
Matsui Securities Co. Ltd.	20,100	118,933
Matsuyafoods Holdings Co. Ltd.	400	11,755
Max Co. Ltd.	18,000	189,812
Maxell Ltd.	7,800	102,677
Maxvalu Tokai Co. Ltd.	1,700	33,216
MEC Co. Ltd. (d)	3,000	204,693
Media Do Co. Ltd.	2,100	16,904
Medical System Network Co. Ltd.	7,000	20,380
Medikit Co. Ltd.	1,300	22,148
Medius Holdings Co. Ltd. (d)	1,800	8,857
Medley, Inc. (a)	1,700	21,233
Megmilk Snow Brand Co. Ltd.	7,700	172,169
Meidensha Corp.	6,500	396,733
Meiji Electric Industries Co. Ltd.	1,000	13,040
Meiji Shipping Group Co. Ltd. (d)	4,300	21,123
Meisei Industrial Co. Ltd.	6,300	71,888
MEITEC Group Holdings, Inc.	12,800	244,935
Meito Co. Ltd. (d)	2,200	43,753
Meiwa Corp.	4,200	22,729
Meiwa Estate Co. Ltd. (d)	3,800	18,448
Menicon Co. Ltd.	12,200	123,958
Mercari, Inc. (a) (d)	5,000	126,327
Mercuria Holdings Co. Ltd.	2,100	9,677
METAWATER Co. Ltd.	3,600	74,360
Micronics Japan Co. Ltd. (d)	4,200	441,237
Midac Holdings Co. Ltd.	900	11,278
Mie Kotsu Group Holdings, Inc.	8,600	27,897
Mikuni Corp.	7,300	16,056
Milbon Co. Ltd.	6,120	100,369
MIMAKI ENGINEERING Co. Ltd.	1,700	18,810
Miraial Co. Ltd. (d)	2,900	31,017
See accompanying notes to financial statements.
BHFTII-141

Brighthouse Funds Trust II
Brighthouse/Dimensional International Small Company Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Japan — (Continued)
Miraini Holdings Co. Ltd.	5,742	$79,526
Mirait One Corp.	15,780	377,323
Mirarth Holdings, Inc.	18,300	45,164
Miroku Jyoho Service Co. Ltd.	3,700	39,580
Mitani Corp.	18,600	288,225
Mitani Sekisan Co. Ltd.	7,200	68,203
Mito Securities Co. Ltd.	10,400	42,088
Mitsuba Corp.	6,900	50,157
Mitsubishi Kakoki Kaisha Ltd. (d)	2,400	54,599
Mitsubishi Motors Corp. (d)	24,000	46,310
Mitsubishi Paper Mills Ltd. (d)	5,400	33,716
Mitsubishi Pencil Co. Ltd. (d)	5,400	89,906
Mitsubishi Research Institute, Inc.	2,000	54,807
Mitsubishi Steel Manufacturing Co. Ltd.	2,500	33,295
Mitsuboshi Belting Ltd.	3,900	95,040
Mitsui DM Sugar Co. Ltd.	2,900	57,332
Mitsui High-Tec, Inc.	14,000	83,364
Mitsui Matsushima Holdings Co. Ltd. (d)	7,000	64,624
Mitsui-Soko Holdings Co. Ltd. (d)	10,900	227,470
Mitsuuroko Group Holdings Co. Ltd.	5,500	66,318
MIXI, Inc.	6,400	106,603
Miyaji Engineering Group, Inc. (d)	4,500	42,527
Miyazaki Bank Ltd.	12,000	157,776
Miyoshi Oil & Fat Co. Ltd.	1,600	18,028
Mizuho Leasing Co. Ltd.	24,800	191,974
Mizuho Medy Co. Ltd. (d)	1,000	10,171
Mizuno Corp.	2,200	45,537
Mochida Pharmaceutical Co. Ltd.	4,200	82,159
Monogatari Corp. (d)	6,100	179,214
MORESCO Corp. (d)	1,600	18,973
Morinaga & Co. Ltd.	12,500	199,694
Morinaga Milk Industry Co. Ltd. (d)	46,800	365,764
Moriroku Co. Ltd.	800	11,624
Morita Holdings Corp.	6,100	91,600
Morito Co. Ltd. (d)	3,400	36,950
Mory Industries, Inc.	4,600	26,512
MOS Food Services, Inc.	1,000	22,424
MrMax Holdings Ltd.	4,100	19,301
Mugen Estate Co. Ltd. (d)	1,700	18,736
Muninova Holdings, Inc.	51,900	140,902
m-up Holdings, Inc.	11,800	52,200
Murakami Corp.	1,200	49,833
Musashi Seimitsu Industry Co. Ltd.	9,400	230,418
Musashino Bank Ltd.	12,900	200,467
NAC Co. Ltd.	7,200	22,309
Nachi-Fujikoshi Corp.	2,700	99,758
Nafco Co. Ltd.	2,600	34,306
Nagano Keiki Co. Ltd. (d)	2,800	78,710
Nagase & Co. Ltd.	55,600	403,042
Nagoya Railroad Co. Ltd.	22,000	249,858
Nakabayashi Co. Ltd.	5,500	19,058
Nakamuraya Co. Ltd. (d)	1,600	31,139
Nakanishi, Inc.	13,200	243,244
Nakano Corp.	2,600	20,087
Nakayama Steel Works Ltd.	6,300	23,360
Nakayamafuku Co. Ltd.	2,000	5,806
Security Description	Shares	Value
Japan — (Continued)
Namura Shipbuilding Co. Ltd. (d)	8,856	$194,741
NANKAI Co. Ltd.	9,200	161,127
Nanto Bank Ltd.	21,500	233,622
Narasaki Sangyo Co. Ltd.	800	20,492
Natori Co. Ltd. (d)	2,600	30,929
NCD Co. Ltd./Shinagawa (d)	1,200	18,050
NEC Capital Solutions Ltd.	1,500	36,802
Neturen Co. Ltd.	4,300	34,073
New Art Holdings Co. Ltd.	1,358	11,177
New Japan Chemical Co. Ltd. (d)	9,900	12,297
Nextage Co. Ltd.	8,300	209,601
NexTone, Inc.	700	5,709
NF Holdings Corp. (d)	1,600	17,638
Nicca Chemical Co. Ltd.	1,400	14,259
Nice Corp.	2,300	26,436
Nichia Steel Works Ltd.	5,100	11,047
Nichias Corp.	8,500	208,768
Nichiban Co. Ltd.	2,300	26,547
Nichicon Corp. (d)	3,700	96,065
Nichiden Corp.	2,900	45,900
Nichiha Corp.	3,800	71,724
Nichimo Co. Ltd.	1,300	18,296
Nichirei Corp.	12,500	166,781
Nichireki Group Co. Ltd.	4,400	56,826
Nichirin Co. Ltd.	1,400	35,000
Nifco, Inc.	5,400	161,358
Nihon Dempa Kogyo Co. Ltd. (d)	3,300	70,502
Nihon Dengi Co. Ltd.	3,200	46,476
Nihon Flush Co. Ltd. (d)	3,600	16,044
Nihon House Holdings Co. Ltd.	10,000	18,549
Nihon Kagaku Sangyo Co. Ltd.	2,300	29,441
Nihon Kohden Corp.	4,000	35,062
Nihon M&A Center Holdings, Inc. (d)	53,600	210,156
Nihon Nohyaku Co. Ltd.	5,700	35,278
Nihon Parkerizing Co. Ltd.	13,400	139,824
Nihon Plast Co. Ltd.	4,500	12,345
Nihon Tokushu Toryo Co. Ltd.	2,200	31,951
Nihon Yamamura Glass Co. Ltd.	2,100	36,199
Nikkiso Co. Ltd. (d)	8,100	204,152
Nikko Co. Ltd.	6,900	39,799
Nikkon Holdings Co. Ltd.	6,500	237,130
Nippn Corp.	10,000	172,516
Nippon Air Conditioning Services Co. Ltd.	3,700	36,214
Nippon Aqua Co. Ltd.	3,000	13,761
Nippon Beet Sugar Manufacturing Co. Ltd.	1,700	49,780
Nippon Carbide Industries Co., Inc.	1,400	31,257
Nippon Carbon Co. Ltd. (d)	1,400	40,065
Nippon Chemical Industrial Co. Ltd.	1,400	40,701
Nippon Chemi-Con Corp.	4,400	151,168
Nippon Coke & Engineering Co. Ltd. (a) (d)	47,000	27,216
Nippon Concrete Industries Co. Ltd. (d)	9,100	18,214
Nippon Denko Co. Ltd.	18,565	50,120
Nippon Densetsu Kogyo Co. Ltd.	6,300	171,363
Nippon Dry-Chemical Co. Ltd.	4,000	91,477
Nippon Electric Glass Co. Ltd.	2,800	114,259
Nippon Felt Co. Ltd.	5,000	29,674
See accompanying notes to financial statements.
BHFTII-142

Brighthouse Funds Trust II
Brighthouse/Dimensional International Small Company Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Japan — (Continued)
Nippon Filcon Co. Ltd. (d)	5,200	$19,713
Nippon Gas Co. Ltd.	18,600	328,094
Nippon Hume Corp. (d)	11,200	73,321
Nippon Kayaku Co. Ltd.	23,700	291,668
Nippon Kodoshi Corp.	1,600	97,461
Nippon Light Metal Holdings Co. Ltd.	9,200	155,779
Nippon Paper Industries Co. Ltd.	18,500	145,237
Nippon Parking Development Co. Ltd.	38,400	59,440
Nippon Rietec Co. Ltd.	2,600	43,440
Nippon Seiki Co. Ltd.	7,500	114,745
Nippon Seisen Co. Ltd.	3,500	30,725
Nippon Sharyo Ltd.	1,400	27,385
Nippon Sheet Glass Co. Ltd. (a)	15,100	44,916
Nippon Shinyaku Co. Ltd.	5,300	131,196
Nippon Shokubai Co. Ltd.	12,400	159,608
Nippon Signal Co. Ltd.	8,300	80,384
Nippon Soda Co. Ltd.	7,900	171,891
Nippon Thompson Co. Ltd.	7,200	97,417
Nippon Yakin Kogyo Co. Ltd. (d)	2,000	57,743
Nipro Corp. (d)	29,300	283,153
Nishikawa Rubber Co. Ltd.	2,000	37,274
Nishimatsu Construction Co. Ltd.	5,000	163,890
Nishi-Nippon Financial Holdings, Inc.	9,800	250,993
Nishi-Nippon Railroad Co. Ltd.	11,000	197,855
Nishio Holdings Co. Ltd.	3,600	87,082
Nissan Shatai Co. Ltd.	12,600	73,732
Nissan Tokyo Sales Holdings Co. Ltd.	7,000	23,667
Nissei ASB Machine Co. Ltd.	1,600	90,149
Nissha Co. Ltd.	7,400	62,497
Nisshin Group Holdings Co. Ltd.	7,100	28,167
Nisshin Oillio Group Ltd.	13,200	149,509
Nisshinbo Holdings, Inc.	25,320	390,279
Nisso Holdings Co. Ltd.	1,400	5,013
Nissui Corp.	50,900	402,188
Nitta Corp.	3,700	135,166
Nitta Gelatin, Inc. (d)	3,200	26,168
Nittetsu Mining Co. Ltd.	9,000	129,659
Nitto Fuji Flour Milling Co. Ltd.	3,200	33,906
Nitto Kogyo Corp.	4,800	142,061
Nitto Kohki Co. Ltd.	2,300	24,009
Nitto Seiko Co. Ltd.	6,000	28,394
Nittoc Construction Co. Ltd.	4,450	30,248
Noevir Holdings Co. Ltd.	3,200	86,396
Nojima Corp.	33,500	272,615
NOK Corp.	900	16,156
Noritake Co. Ltd.	6,200	156,838
Noritsu Koki Co. Ltd.	9,400	117,439
Noritz Corp.	5,500	77,615
North Pacific Bank Ltd.	45,000	310,357
NPR-RIKEN Corp.	4,264	102,052
NS Tool Co. Ltd.	4,800	27,414
NS United Kaiun Kaisha Ltd.	1,700	67,700
NSD Co. Ltd.	12,440	188,742
NSK Ltd.	23,400	165,947
NSW, Inc.	1,900	29,573
NTN Corp.	79,300	196,008
Security Description	Shares	Value
Japan — (Continued)
Oat Agrio Co. Ltd.	400	$6,088
Obara Group, Inc. (d)	1,900	71,716
Oenon Holdings, Inc. (d)	6,300	18,628
Ogaki Kyoritsu Bank Ltd. (d)	5,900	266,549
Ohara, Inc.	1,600	15,404
Ohashi Technica, Inc.	4,500	30,920
Ohba Co. Ltd. (d)	3,200	21,982
Ohsho Food Service Corp.	6,600	115,634
OIE Sangyo Co. Ltd.	800	13,030
Oiles Corp.	4,400	75,222
Oita Bank Ltd.	12,000	179,136
Okabe Co. Ltd.	6,800	37,393
Okada Aiyon Corp.	1,900	23,594
Okamoto Industries, Inc.	1,800	58,616
Okamoto Machine Tool Works Ltd.	1,000	34,795
Okamura Corp.	11,100	156,777
Okasan Securities Group, Inc.	24,600	146,021
Oki Electric Industry Co. Ltd.	15,200	331,854
Okinawa Cellular Telephone Co.	7,600	171,756
Okinawa Electric Power Co., Inc.	8,627	47,962
Okinawa Financial Group, Inc.	3,260	128,161
OKUMA Corp.	8,200	236,289
Okumura Corp.	5,500	191,590
Okura Industrial Co. Ltd.	1,600	46,981
Okuwa Co. Ltd.	4,400	20,674
Onoken Co. Ltd.	4,300	35,368
Onward Holdings Co. Ltd.	20,100	89,927
Open Up Group, Inc.	4,700	55,534
Optex Group Co. Ltd.	6,800	176,856
Optim Corp. (a)	4,200	10,244
Orient Corp.	11,670	61,021
Oriental Shiraishi Corp.	22,700	47,204
Oro Co. Ltd.	1,400	16,880
Osaka Organic Chemical Industry Ltd.	2,900	107,948
Osaka Steel Co. Ltd. (a) (d)	2,500	35,214
OSAKA Titanium Technologies Co. Ltd.	3,200	54,326
Osaki Electric Co. Ltd.	4,900	45,375
OSG Corp.	12,300	277,538
OUG Holdings, Inc.	700	18,436
Oyo Corp. (d)	2,500	42,901
Ozu Corp. (d)	600	6,554
Pacific Metals Co. Ltd.	3,900	52,536
Pack Corp. (d)	7,300	60,968
PAL GROUP Holdings Co. Ltd.	9,600	86,990
PALTAC Corp.	3,300	135,100
Paraca, Inc.	300	3,675
Park24 Co. Ltd.	23,400	290,268
Pasona Group, Inc.	2,800	25,899
Pegasus Co. Ltd.	5,400	16,898
Penta-Ocean Construction Co. Ltd.	25,100	265,677
People Dreams & Technologies Group Co. Ltd.	1,400	13,238
Persol Holdings Co. Ltd.	64,800	98,686
PIA Corp.	500	7,709
Pickles Holdings Co. Ltd.	2,600	17,766
Pigeon Corp. (d)	22,500	287,027
PILLAR Corp. (d)	2,900	195,529
See accompanying notes to financial statements.
BHFTII-143

Brighthouse Funds Trust II
Brighthouse/Dimensional International Small Company Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Japan — (Continued)
Pilot Corp.	15,900	$165,626
Piolax, Inc.	4,000	38,605
Plus Alpha Consulting Co. Ltd.	2,000	33,199
Pole To Win Holdings, Inc. (d)	7,900	15,771
PR Times Corp.	700	9,858
Premium Group Co. Ltd.	6,700	85,809
Premium Water Holdings, Inc.	500	11,376
Press Kogyo Co. Ltd.	12,500	60,266
Prestige International, Inc.	17,100	67,937
Prima Meat Packers Ltd.	4,600	66,791
Procrea Holdings, Inc. (d)	4,521	103,963
Pronexus, Inc.	3,500	23,563
Pro-Ship, Inc. (d)	3,000	30,753
PS Construction Co. Ltd.	2,700	37,062
Punch Industry Co. Ltd.	2,700	8,345
QB Net Holdings Co. Ltd. (d)	1,400	10,773
Qol Holdings Co. Ltd.	3,900	44,570
Quick Co. Ltd.	9,300	41,226
Raccoon Holdings, Inc. (d)	4,100	14,606
Raito Kogyo Co. Ltd.	6,700	168,717
Raiznext Corp.	3,700	51,595
Rakus Co. Ltd.	9,600	56,141
Rasa Industries Ltd.	5,500	70,411
Relo Group, Inc.	11,500	141,165
Rengo Co. Ltd.	34,600	300,862
RENOVA, Inc. (a)	5,100	31,070
Resorttrust, Inc.	29,000	310,232
Restar Corp.	3,800	98,830
Retail Partners Co. Ltd.	4,300	35,606
Rheon Automatic Machinery Co. Ltd.	3,700	33,534
Rhythm Co. Ltd.	1,300	30,447
Ricoh Leasing Co. Ltd.	2,700	101,731
Ride On Express Holdings Co. Ltd. (d)	1,700	10,255
Riken Keiki Co. Ltd.	6,400	147,202
Riken Technos Corp.	6,700	69,506
Riken Vitamin Co. Ltd.	3,800	71,633
Ringer Hut Co. Ltd. (d)	600	8,033
Rion Co. Ltd.	1,600	38,564
Riso Kyoiku Group Corp.	12,870	15,855
Rokko Butter Co. Ltd.	3,600	23,680
Roland Corp.	2,800	71,340
Round One Corp.	22,400	160,180
Ryobi Ltd.	4,000	64,212
RYODEN Corp.	2,700	66,534
Ryoyo Ryosan Holdings, Inc.	2,220	36,829
S Foods, Inc.	3,600	58,643
S&B Foods, Inc.	3,000	96,880
Sac's Bar Holdings, Inc.	5,250	24,224
Sagami Rubber Industries Co. Ltd.	1,800	6,900
Saibu Gas Holdings Co. Ltd.	5,400	74,597
Saizeriya Co. Ltd.	2,400	80,294
Sakai Chemical Industry Co. Ltd.	3,000	86,776
Sakai Heavy Industries Ltd.	1,200	15,330
Sakai Moving Service Co. Ltd.	4,900	87,787
Sakata INX Corp.	8,400	123,015
Sala Corp.	9,700	64,132
Security Description	Shares	Value
Japan — (Continued)
San Holdings, Inc.	3,500	$29,034
San ju San Financial Group, Inc.	14,280	152,143
San-A Co. Ltd.	7,800	154,130
San-Ai Obbli Co. Ltd.	10,200	131,354
Sangetsu Corp.	9,200	167,945
San-In Godo Bank Ltd.	24,300	342,779
Sanken Electric Co. Ltd. (a) (d)	3,400	241,484
Sanki Engineering Co. Ltd. (d)	20,400	375,279
Sanko Metal Industrial Co. Ltd.	2,500	19,273
Sankyo Co. Ltd.	1,500	14,556
Sankyo Frontier Co. Ltd.	2,000	27,829
Sankyo Seiko Co. Ltd.	6,900	32,678
Sankyo Tateyama, Inc.	6,500	25,158
Sankyu, Inc.	4,800	255,984
Sanoh Industrial Co. Ltd.	6,300	37,056
Sansei Technologies, Inc.	800	11,977
Sansha Electric Manufacturing Co. Ltd.	2,700	21,126
Sanshin Electronics Co. Ltd.	2,400	40,628
Sanyo Chemical Industries Ltd.	1,900	57,368
Sanyo Denki Co. Ltd.	1,000	40,663
Sanyo Electric Railway Co. Ltd. (d)	3,200	38,104
Sanyo Industries Ltd.	1,300	35,232
Sanyo Shokai Ltd.	1,500	38,235
Sanyo Trading Co. Ltd.	8,000	38,511
Sata Construction Co. Ltd.	2,600	16,274
Sato Corp.	5,300	77,818
Sato Shoji Corp.	2,000	34,819
Sawai Group Holdings Co. Ltd. (d)	18,300	190,213
SAXA, Inc.	2,100	24,543
SBI ARUHI Corp.	2,000	9,641
SBI Insurance Group Co. Ltd.	1,400	18,071
SBS Holdings, Inc.	3,200	85,285
Scroll Corp.	6,400	64,355
SEC Carbon Ltd.	1,000	14,832
Seed Co. Ltd.	1,700	5,358
Sega Sammy Holdings, Inc.	5,800	78,658
Seika Corp.	3,900	66,282
Seikagaku Corp.	7,400	32,739
Seikitokyu Kogyo Co. Ltd.	2,100	18,795
Seiko Group Corp.	6,900	346,678
Seiren Co. Ltd.	8,900	179,732
Sekisui Jushi Corp.	4,500	71,668
Sekisui Kasei Co. Ltd.	8,100	26,542
SEMITEC Corp.	1,600	20,279
Senko Group Holdings Co. Ltd.	23,700	286,697
Senshu Electric Co. Ltd.	2,600	113,401
Senshu Ikeda Holdings, Inc.	38,300	230,953
SERAKU Co. Ltd.	700	5,109
Seria Co. Ltd.	8,100	181,602
Seven Bank Ltd.	65,300	113,119
Shibaura Machine Co. Ltd.	4,000	111,473
Shibaura Mechatronics Corp. (d)	12,000	347,445
Shibusawa Logistics Corp.	5,100	49,953
Shibuya Corp.	3,100	84,922
SHIFT, Inc. (a) (d)	19,500	81,072
Shiga Bank Ltd.	29,000	465,539
See accompanying notes to financial statements.
BHFTII-144

Brighthouse Funds Trust II
Brighthouse/Dimensional International Small Company Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Japan — (Continued)
Shikibo Ltd.	1,900	$11,974
Shikoku Bank Ltd.	5,900	109,603
Shikoku Electric Power Co., Inc.	29,100	262,710
Shikoku Kasei Holdings Corp. (d)	11,000	242,734
Shima Seiki Manufacturing Ltd. (d)	3,600	19,144
Shimadaya Corp.	1,500	15,097
Shimizu Bank Ltd.	1,900	27,728
Shimojima Co. Ltd.	2,900	23,824
Shin Nippon Air Technologies Co. Ltd.	3,300	76,664
Shinagawa Refra Co. Ltd.	5,100	60,660
SHINANEN HOLDINGS Co. Ltd. (d)	1,200	50,113
Shindengen Electric Manufacturing Co. Ltd.	1,400	32,928
Shin-Etsu Polymer Co. Ltd.	7,700	114,880
Shinki Bus Co. Ltd.	1,800	20,932
Shinko Shoji Co. Ltd.	5,100	50,185
Shinmaywa Industries Ltd.	9,700	120,474
Shinnihon Corp.	4,300	54,885
Shinnihonseiyaku Co. Ltd.	1,100	13,169
Shinsho Corp.	2,700	40,016
Shinwa Co. Ltd.	4,400	56,346
Ship Healthcare Holdings, Inc.	13,600	180,999
Shizuoka Gas Co. Ltd.	7,400	56,909
SHO-BOND Holdings Co. Ltd.	1,600	12,332
Shochiku Co. Ltd.	300	19,371
Shoei Co. Ltd.	9,000	98,368
Shoei Foods Corp.	400	10,156
Shofu, Inc.	1,000	12,439
Showa Sangyo Co. Ltd.	4,000	83,413
SIGMAXYZ Holdings, Inc.	12,900	42,628
Siix Corp. (d)	6,200	50,055
Simplex Holdings, Inc.	2,800	16,200
Sinfonia Technology Co. Ltd.	3,900	389,302
Sinko Industries Ltd.	8,300	64,223
Sintokogio Ltd.	6,200	46,021
SK-Electronics Co. Ltd.	1,800	38,799
Smaregi, Inc. (d)	1,200	20,067
SMK Corp.	1,100	21,384
SMS Co. Ltd.	8,200	112,915
Socionext, Inc.	7,800	124,328
Soda Nikka Co. Ltd. (d)	4,500	31,180
Sodick Co. Ltd.	9,000	108,393
Softcreate Holdings Corp.	3,000	31,986
Software Service, Inc.	700	46,356
Soken Chemical & Engineering Co. Ltd.	1,400	29,465
Soliton Systems KK (d)	2,500	30,054
Solxyz Co. Ltd.	1,400	3,533
Sotetsu Holdings, Inc. (d)	12,100	185,356
Space Co. Ltd.	3,860	34,074
Sparx Group Co. Ltd.	3,740	50,551
SPK Corp.	3,800	30,339
Sprix, Inc.	1,300	8,296
SRA Holdings	2,000	54,655
SRE Holdings Corp.	1,900	27,558
ST Corp.	3,100	28,439
St. Marc Holdings Co. Ltd.	2,300	35,570
Stanley Electric Co. Ltd.	3,800	82,515
Security Description	Shares	Value
Japan — (Continued)
Star Mica Holdings Co. Ltd.	3,000	$29,681
Starts Corp., Inc.	6,100	170,029
Starzen Co. Ltd.	9,500	70,166
Stella Chemifa Corp.	2,000	82,005
Step Co. Ltd.	2,500	34,325
Strike Group Co. Ltd.	3,900	30,306
Studio Alice Co. Ltd.	2,000	22,842
Subaru Enterprise Co. Ltd.	500	10,884
Sugimoto & Co. Ltd.	2,900	21,217
Sumida Corp.	6,000	51,071
Suminoe Co. Ltd. (d)	2,800	18,616
Sumitomo Heavy Industries Ltd.	800	25,245
Sumitomo Osaka Cement Co. Ltd.	5,500	207,729
Sumitomo Rubber Industries Ltd.	6,900	89,619
Sumitomo Seika Chemicals Co. Ltd.	7,000	55,124
Sumitomo Warehouse Co. Ltd.	8,700	200,494
Sun Frontier Fudousan Co. Ltd.	897	13,426
Suncall Corp. (d)	6,500	69,908
Sundrug Co. Ltd.	4,200	98,237
Sun-Wa Technos Corp.	2,200	49,771
Suruga Bank Ltd.	21,900	331,171
Suzuken Co. Ltd.	1,200	36,383
Suzuki Co. Ltd. (d)	1,700	34,430
SWCC Corp.	5,200	440,140
System Research Co. Ltd. (d)	2,400	25,769
Systems Engineering Consultants Co. Ltd. (d)	1,200	24,014
Systena Corp.	51,800	126,798
Syuppin Co. Ltd.	4,400	29,325
T Hasegawa Co. Ltd.	4,500	88,344
T RAD Co. Ltd.	7,000	62,444
Tachibana Eletech Co. Ltd.	2,940	58,795
Tachikawa Corp.	2,100	32,124
Tachi-S Co. Ltd.	6,200	80,992
Tadano Ltd.	15,500	121,293
Taihei Dengyo Kaisha Ltd.	7,200	113,808
Taiheiyo Cement Corp. (d)	8,800	215,055
Taiheiyo Kouhatsu, Inc.	2,100	9,887
Taiho Kogyo Co. Ltd.	4,200	27,741
Taikisha Ltd.	8,100	249,054
Taiko Bank Ltd.	1,600	27,231
Taisei Lamick Group Head Quarter & Innovation Co. Ltd.	2,200	32,666
Taiyo Holdings Co. Ltd.	17,400	531,678
Takamatsu Construction Group Co. Ltd.	2,900	64,277
Takamiya Co. Ltd.	5,200	12,725
Takano Co. Ltd. (d)	4,600	30,716
Takaoka Toko Co. Ltd.	1,765	82,724
Takara & Co. Ltd.	1,300	25,730
Takara Holdings, Inc. (d)	15,500	213,763
Takara Standard Co. Ltd.	7,100	136,031
Takasago International Corp.	11,300	77,836
Takashima & Co. Ltd. (d)	5,400	25,477
Takashimaya Co. Ltd.	6,000	92,776
Takemoto Yohki Co. Ltd.	1,200	6,459
Takeuchi Manufacturing Co. Ltd. (d)	6,400	279,968
Tama Home Co. Ltd. (d)	3,200	59,634
Tamron Co. Ltd.	25,500	181,093
See accompanying notes to financial statements.
BHFTII-145

Brighthouse Funds Trust II
Brighthouse/Dimensional International Small Company Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Japan — (Continued)
Tamura Corp.	11,000	$64,442
Tanseisha Co. Ltd.	7,250	61,104
Tayca Corp.	2,300	33,409
Tazmo Co. Ltd. (d)	2,500	73,728
Tbk Co. Ltd.	8,000	15,644
TDC Soft, Inc. (d)	6,000	33,437
TechMatrix Corp.	7,800	82,171
Techno Medica Co. Ltd.	2,400	29,200
Techno Ryowa Ltd. (d)	1,700	60,638
Teijin Ltd.	30,200	303,442
Teikoku Corp.	2,900	55,985
Teikoku Sen-I Co. Ltd.	3,600	75,825
Teikoku Tsushin Kogyo Co. Ltd.	1,700	30,714
Tekken Corp.	1,800	48,522
Tess Holdings Co. Ltd. (d)	2,600	15,158
Tigers Polymer Corp.	2,200	13,332
TKC Corp.	5,400	113,425
TKP Corp. (a)	1,500	15,900
Toa Corp.	15,700	188,493
TOA ROAD Corp. (d)	1,300	12,408
Toagosei Co. Ltd.	14,700	158,064
TOBISHIMA HOLDINGS, Inc.	3,660	44,753
TOC Co. Ltd.	5,900	34,675
Tocalo Co. Ltd.	10,400	210,505
Tochigi Bank Ltd.	16,600	95,888
Toda Corp.	36,000	363,388
Toda Kogyo Corp. (a)	600	6,193
Toei Animation Co. Ltd.	3,400	50,941
Toei Co. Ltd.	700	24,880
Toell Co. Ltd. (d)	3,100	16,707
Toenec Corp.	7,700	107,323
Toho Bank Ltd.	31,900	153,308
Toho Co. Ltd.	5,100	42,480
Toho Gas Co. Ltd.	5,300	39,530
Toho Holdings Co. Ltd. (d)	2,300	55,186
Toho Zinc Co. Ltd. (a) (d)	3,400	16,495
Tohoku Bank Ltd.	2,400	20,594
Tohoku Electric Power Co., Inc.	10,000	65,420
Tohokushinsha Film Corp. (d)	11,800	37,773
Tokai Carbon Co. Ltd. (d)	34,900	371,269
Tokai Corp.	3,400	48,403
TOKAI Holdings Corp.	19,700	139,313
Tokai Rika Co. Ltd.	10,200	187,016
Tokai Tokyo Financial Holdings, Inc.	40,100	186,278
Token Corp.	860	67,056
Tokushu Tokai Paper Co. Ltd.	6,000	68,971
Tokuyama Corp. (d)	12,400	377,466
Tokyo Base Co. Ltd. (d)	4,100	8,679
Tokyo Electron Device Ltd. (d)	3,900	94,397
Tokyo Energy & Systems, Inc.	3,200	41,268
Tokyo Kiraboshi Financial Group, Inc.	29,792	333,531
Tokyo Rope Manufacturing Co. Ltd.	2,800	33,440
Tokyo Sangyo Co. Ltd.	2,900	14,418
Tokyo Steel Manufacturing Co. Ltd. (d)	10,800	112,285
Tokyo Tekko Co. Ltd.	4,800	54,007
Tokyo Theatres Co., Inc. (d)	2,900	28,984
Security Description	Shares	Value
Japan — (Continued)
Tokyotokeiba Co. Ltd.	2,800	$83,038
Tokyu Construction Co. Ltd.	14,900	108,590
Toli Corp.	9,300	38,791
Tomato Bank Ltd.	3,000	27,599
Tomoe Corp. (d)	3,100	34,327
Tomoe Engineering Co. Ltd.	2,800	30,962
Tomoku Co. Ltd.	1,900	45,369
TOMONY Holdings, Inc.	28,700	155,347
Tomy Co. Ltd. (d)	12,000	236,073
Topre Corp.	5,900	96,445
Topy Industries Ltd.	2,000	33,524
Torex Semiconductor Ltd.	500	8,038
Toridoll Holdings Corp. (d)	6,500	153,745
Torigoe Co. Ltd.	2,800	18,452
Tosei Corp.	11,400	118,732
Toshiba TEC Corp.	6,000	105,750
Totech Corp.	2,100	54,036
Totetsu Kogyo Co. Ltd. (d)	4,300	112,290
Tottori Bank Ltd. (d)	2,800	26,883
Towa Bank Ltd.	6,800	61,353
Towa Pharmaceutical Co. Ltd.	5,000	116,843
Toyo Denki Seizo KK	1,500	18,160
Toyo Gosei Co. Ltd.	800	83,066
Toyo Kanetsu KK	2,500	37,724
Toyo Tanso Co. Ltd. (d)	1,600	73,487
Toyo Wharf & Warehouse Co. Ltd.	2,500	28,504
Toyobo Co. Ltd.	15,800	157,490
Toyoda Gosei Co. Ltd.	4,600	146,150
Toyota Boshoku Corp.	4,300	56,688
TPR Co. Ltd.	8,200	70,360
Traders Holdings Co. Ltd.	2,800	20,466
Transaction Co. Ltd.	2,800	24,200
Transcosmos, Inc.	4,200	92,860
TRE Holdings Corp.	5,600	72,184
Treasure Factory Co. Ltd. (d)	1,800	24,924
Trusco Nakayama Corp.	8,500	119,402
TS Tech Co. Ltd. (d)	13,600	145,321
TSI Holdings Co. Ltd.	7,005	49,775
Tsubaki Nakashima Co. Ltd. (a) (d)	10,100	24,552
Tsubakimoto Chain Co.	13,400	212,376
Tsubakimoto Kogyo Co. Ltd.	2,200	36,617
Tsuburaya Fields Holdings, Inc.	3,600	30,866
Tsugami Corp. (d)	7,400	372,434
Tsukishima Holdings Co. Ltd. (d)	4,400	71,006
Tsukuba Bank Ltd.	11,300	43,009
Tsumura & Co.	9,300	212,339
Tsurumi Manufacturing Co. Ltd.	6,400	92,116
Tsutsumi Jewelry Co. Ltd.	700	11,079
TV Asahi Holdings Corp.	4,200	81,460
Tv Tokyo Holdings Corp.	900	20,143
TYK Corp. (d)	6,000	25,409
UACJ Corp.	16,940	265,963
UBE Corp.	16,000	314,621
Ubicom Holdings, Inc.	500	2,942
Uchida Yoko Co. Ltd.	7,500	92,167
Ueki Corp. (d)	1,600	24,120
See accompanying notes to financial statements.
BHFTII-146

Brighthouse Funds Trust II
Brighthouse/Dimensional International Small Company Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Japan — (Continued)
ULS Group, Inc.	6,000	$18,724
Umios Corp.	21,600	173,768
U-Next Holdings Co. Ltd.	8,100	82,010
Unipres Corp. (d)	6,400	47,734
UNISOL Holdings Corp. (d)	993	13,183
United Arrows Ltd.	3,100	45,432
United Super Markets Holdings, Inc.	13,068	64,342
UNITED, Inc. (d)	6,000	18,593
Universal Entertainment Corp. (a)	2,200	8,589
Urbanet Corp. Co. Ltd. (d)	4,500	14,092
Ushio, Inc.	1,400	39,129
UT Group Co. Ltd. (d)	73,500	78,500
V Technology Co. Ltd.	1,800	102,678
Valor Holdings Co. Ltd.	6,600	158,277
Valqua Ltd.	3,200	143,231
Value HR Co. Ltd. (d)	2,000	18,102
ValueCommerce Co. Ltd.	4,300	12,063
Vector, Inc.	5,600	60,372
Vertex Corp.	6,000	48,810
Vision, Inc.	4,000	23,928
Visional, Inc. (a)	1,900	91,138
Vital KSK Holdings, Inc.	6,600	61,628
VT Holdings Co. Ltd.	14,700	40,688
Wacoal Holdings Corp.	2,500	67,633
Wacom Co. Ltd.	1,800	8,623
Wakachiku Construction Co. Ltd.	1,100	22,269
Wakita & Co. Ltd.	5,300	56,553
Warabeya Nichiyo Holdings Co. Ltd.	2,100	34,147
Waseda Academy Co. Ltd. (d)	1,400	20,037
Watahan & Co. Ltd.	3,200	26,751
Watts Co. Ltd.	1,900	7,170
WDB Holdings Co. Ltd. (d)	2,700	28,921
Weathernews, Inc. (d)	5,000	61,685
Wellneo Sugar Co. Ltd.	2,400	38,240
Wellnet Corp. (d)	4,400	16,522
West Holdings Corp. (d)	4,729	69,646
Will Group, Inc.	4,200	26,856
WingArc1st, Inc.	1,800	26,034
Wood One Co. Ltd.	2,600	13,595
World Co. Ltd.	10,000	98,646
World Holdings Co. Ltd.	1,400	21,240
Wowow, Inc.	2,200	13,517
Xebio Holdings Co. Ltd.	5,600	36,299
Yahagi Construction Co. Ltd.	4,000	45,003
YAKUODO Holdings Co. Ltd.	2,900	29,774
YAMABIKO Corp.	5,100	119,745
YAMADA Consulting Group Co. Ltd.	2,100	21,417
Yamada Holdings Co. Ltd.	25,900	104,790
Yamagata Bank Ltd.	4,900	106,859
Yamaguchi Financial Group, Inc.	10,700	188,235
Yamaichi Electronics Co. Ltd. (d)	3,700	221,515
Yamanashi Chuo Bank Ltd.	4,400	169,333
Yamatane Corp.	3,400	42,449
Yamato Corp.	2,600	32,047
Yamaura Corp. (d)	2,800	24,351
Yamaya Corp.	1,150	14,375
Security Description	Shares	Value
Japan — (Continued)
Yamazawa Co. Ltd.	1,000	$7,276
Yamazen Corp.	8,400	87,074
Yashima Denki Co. Ltd. (d)	3,800	65,855
Yasuda Logistics Corp. (d)	3,200	47,308
Yellow Hat Ltd.	12,000	129,990
Yodoko Ltd.	19,000	150,289
Yokogawa Bridge Holdings Corp. (d)	6,300	110,423
Yokorei Co. Ltd. (d)	8,700	111,715
Yokowo Co. Ltd. (d)	400	15,282
Yondenko Corp.	4,800	61,452
Yondoshi Holdings, Inc. (d)	2,800	33,543
Yonex Co. Ltd.	9,500	135,502
Yorozu Corp.	5,000	25,683
Yoshinoya Holdings Co. Ltd. (d)	12,100	233,100
Yotai Refractories Co. Ltd.	200	2,156
Yuasa Co. Ltd.	3,000	98,040
Yuasa Funashoku Co. Ltd.	5,200	45,827
Yuken Kogyo Co. Ltd.	1,300	23,083
Yukiguni Factory Co. Ltd.	2,100	14,550
Yurtec Corp.	6,800	102,029
Yushin Co.	2,900	12,333
Yushiro, Inc.	1,600	28,039
Zacros Corp.	10,300	87,830
Zaoh Co. Ltd.	800	12,109
Zenkoku Hosho Co. Ltd.	9,300	174,039
Zenrin Co. Ltd.	7,150	38,138
Zeon Corp.	14,000	202,994
ZERIA Pharmaceutical Co. Ltd.	2,800	35,190
ZIGExN Co. Ltd. (d)	8,400	19,663
Zojirushi Corp.	900	7,374
Zuiko Corp. (d)	4,000	21,845
		103,812,851
Liechtenstein — 0.1%
Liechtensteinische Landesbank AG	2,113	272,010
VP Bank AG - Class A	722	80,254
		352,264
Luxembourg — 0.4%
Aperam SA	9,154	445,904
Eurofins Scientific SE	7,863	616,421
RTL Group SA (d)	3,665	130,453
SES SA	78,345	641,469
		1,834,247
Macau — 0.0%
MECOM Power & Construction Ltd. (a)	43,500	757
MGM China Holdings Ltd.	16,000	20,749
SJM Holdings Ltd. (a) (d)	384,249	71,701
Wynn Macau Ltd.	68,800	44,374
		137,581
Malaysia — 0.0%
Frencken Group Ltd.	57,600	135,180
See accompanying notes to financial statements.
BHFTII-147

Brighthouse Funds Trust II
Brighthouse/Dimensional International Small Company Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Mongolia — 0.0%
Mongolian Mining Corp. (a) (d)	63,000	$50,079
Morocco — 0.0%
Aya Gold & Silver, Inc. (a)	1,413	26,761
Netherlands — 2.0%
Aalberts NV	9,952	443,826
Acomo NV	2,850	73,465
Akzo Nobel NV (d)	14,232	965,260
Alfen NV (a) (d)	2,166	38,946
AMG Critical Materials NV	3,277	122,732
Arcadis NV	6,197	238,231
Argo Properties NV (a)	626	28,101
Basic-Fit NV (a) (d)	8,733	325,524
Brunel International NV (d)	4,749	35,772
Corbion NV	11,712	269,628
CTP NV	13,968	254,987
Flow Traders Ltd. (a)	7,758	228,800
ForFarmers NV	8,050	57,235
Fugro NV	5,306	57,339
IMCD NV	5,528	499,208
Kendrion NV	3,408	76,425
Koninklijke BAM Groep NV	66,813	937,462
Koninklijke Heijmans NV	6,281	818,831
Koninklijke Vopak NV	13,007	677,094
Magnum Ice Cream Co. NV (a) (d)	17,059	297,035
Magnum Ice Cream Co. NV (a)	6,958	121,139
Nedap NV	1,044	113,984
Pharming Group NV (a)	76,183	104,681
PostNL NV	43,897	46,138
Randstad NV	14,799	426,517
SBM Offshore NV	28,553	986,464
SIF Holding NV (a) (d)	1,469	8,565
Sligro Food Group NV	4,674	60,366
TKH Group NV	8,207	409,734
TomTom NV (a)	7,804	41,430
Van Lanschot Kempen NV	6,165	468,315
		9,233,234
New Zealand — 0.4%
Air New Zealand Ltd.	216,039	54,260
Briscoe Group Ltd.	13,123	34,296
Channel Infrastructure NZ Ltd.	44,779	81,423
Delegat Group Ltd.	6,671	14,593
Eroad Ltd. (a)	7,847	4,592
Fletcher Building Ltd. (a)	31,259	60,300
Freightways Group Ltd.	26,416	208,934
Genesis Energy Ltd.	27,450	40,363
Gentrack Group Ltd. (a)	7,810	17,267
Hallenstein Glasson Holdings Ltd.	13,182	74,834
Heartland Group Holdings Ltd.	137,070	94,553
Investore Property Ltd. (REIT)	50,353	29,736
KMD Brands Ltd. (a)	10,810	11,401
NZME Ltd.	71,247	42,950
NZX Ltd.	75,475	60,500
Oceania Healthcare Ltd. (a)	113,418	48,970
Security Description	Shares	Value
New Zealand — (Continued)
Pacific Edge Ltd. (a)	89,677	$15,298
PGG Wrightson Ltd.	5,854	7,485
Ryman Healthcare Ltd. (a)	29,640	37,997
Sanford Ltd.	17,782	71,217
Scales Corp. Ltd.	25,709	94,565
Serko Ltd. (a)	5,880	4,848
Skellerup Holdings Ltd.	34,311	128,693
SKY Network Television Ltd.	26,052	48,428
SKYCITY Entertainment Group Ltd. (a)	97,557	30,525
Steel & Tube Holdings Ltd. (a)	51,732	9,840
Summerset Group Holdings Ltd.	22,306	110,545
Tourism Holdings Ltd.	29,422	48,510
TOWER Ltd.	48,467	51,465
Turners Automotive Group Ltd.	10,125	47,749
Warehouse Group Ltd. (a)	26,369	8,594
		1,594,731
Norway — 0.6%
2020 Bulkers Ltd.	1,018	338
ABG Sundal Collier Holding ASA	101,806	73,196
Akastor ASA	30,992	42,461
Aker BioMarine ASA (a)	1,110	10,842
ArcticZymes Technologies ASA (a)	4,578	9,299
Austevoll Seafood ASA	3,881	30,422
Axactor ASA (a)	70,028	35,032
B2 Impact ASA	41,724	101,238
Bluenord ASA	1,843	92,311
Bonheur ASA	3,198	74,356
Borregaard ASA	3,956	59,573
Bouvet ASA	11,240	48,774
BW Offshore Ltd.	19,722	87,121
Cloudberry Clean Energy ASA (a)	7,936	10,018
DNO ASA	94,590	155,260
Elkem ASA (a)	16,782	54,266
Elmera Group ASA	17,814	83,711
Elopak ASA	11,854	42,131
Entra ASA	1,142	12,185
Europris ASA	32,490	289,933
FLEX LNG Ltd. (a) (d)	948	26,601
Grieg Seafood ASA	10,403	28,754
Hexagon Purus ASA (a)	1,247	1,511
Kid ASA	4,880	58,916
Kitron ASA	20,337	219,390
Klaveness Combination Carriers ASA	2,039	17,966
LINK Mobility Group Holding ASA (a)	18,904	48,485
Medistim ASA	1,762	40,781
MPC Container Ships ASA	52,837	135,300
Multiconsult ASA	1,528	22,384
Nekkar ASA (a)	8,927	12,855
Norbit ASA	4,655	79,632
Nordic Mining ASA (a)	5,057	3,744
Norwegian Air Shuttle ASA	68,212	101,757
Odfjell SE - A Shares	1,949	20,513
OKEA ASA (a)	884	2,690
Panoro Energy ASA	2,952	7,626
Pareto Bank ASA	4,052	27,848
See accompanying notes to financial statements.
BHFTII-148

Brighthouse Funds Trust II
Brighthouse/Dimensional International Small Company Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Norway — (Continued)
Pexip Holding ASA	4,814	$38,331
PhotoCure ASA (a)	2,065	12,381
SATS ASA	21,409	90,935
Sea1 offshore, Inc.	3,692	8,838
Selvaag Bolig ASA	7,524	25,389
Solstad Maritime ASA	16,056	39,704
Sparebanken More	2,450	26,820
Zaptec ASA	7,253	35,250
		2,446,868
Peru — 0.1%
Hochschild Mining PLC	87,476	537,610
Philippines — 0.0%
Del Monte Pacific Ltd. (a)	77,636	4,928
Portugal — 0.3%
Altri SGPS SA (d)	5,181	28,129
CTT-Correios de Portugal SA	14,040	92,844
Ibersol SGPS SA	1,360	15,309
Jeronimo Martins SGPS SA	13,280	254,374
Mota-Engil SGPS SA (d)	13,936	74,323
Navigator Co. SA (d)	12,772	47,093
NOS SGPS SA	32,767	188,911
REN - Redes Energeticas Nacionais SGPS SA	57,601	248,565
Semapa-Sociedade de Investimento e Gestao	805	18,682
Sonae SGPS SA	120,553	277,611
		1,245,841
Singapore — 1.4%
Abterra Ltd. (a) (b) (c)	51,720	0
AEM Holdings Ltd.	47,167	392,938
Aztech Global Ltd.	28,600	19,404
Banyan Tree Holdings Ltd.	58,200	24,559
Bonvests Holdings Ltd.	18,000	13,240
Boustead Singapore Ltd.	54,899	87,246
Bukit Sembawang Estates Ltd.	30,800	112,712
Capitaland India Trust	183,572	145,213
Centurion Accommodation REIT (REIT)	3,450	2,834
Centurion Corp. Ltd.	34,500	39,049
China Aviation Oil Singapore Corp. Ltd.	55,000	77,979
China Sunsine Chemical Holdings Ltd.	70,000	37,153
Chuan Hup Holdings Ltd.	125,000	23,716
City Developments Ltd.	18,300	110,289
ComfortDelGro Corp. Ltd.	398,200	413,409
COSCO Shipping International Singapore Co. Ltd.	214,300	18,428
CSE Global Ltd.	91,231	95,492
Delfi Ltd.	65,900	45,951
Ezion Holdings Ltd. (a) (b) (c)	753,729	0
Ezra Holdings Ltd. (a) (b) (c)	1,000,703	0
Far East Orchard Ltd.	64,720	55,615
Food Empire Holdings Ltd.	49,200	90,443
Fraser & Neave Ltd.	36,400	40,227
Fu Yu Corp. Ltd. (a)	98,800	7,349
Geo Energy Resources Ltd.	155,000	55,674
GuocoLand Ltd.	42,000	69,199
Security Description	Shares	Value
Singapore — (Continued)
Haw Par Corp. Ltd.	18,900	$232,313
Hiap Hoe Ltd.	58,000	26,674
Ho Bee Land Ltd.	31,100	49,133
Hong Fok Corp. Ltd.	57,540	41,715
Hong Leong Asia Ltd.	35,700	76,678
Hong Leong Finance Ltd.	43,900	84,475
Hotel Grand Central Ltd.	26,435	15,020
Hour Glass Ltd.	44,300	89,788
HRnetgroup Ltd.	67,700	38,738
Hyflux Ltd. (a) (b) (c)	179,500	0
iFAST Corp. Ltd.	8,600	58,920
IGG, Inc.	162,000	67,282
Indofood Agri Resources Ltd.	152,000	41,780
InnoTek Ltd.	17,400	9,080
Keppel Infrastructure Trust	823,428	340,883
Marco Polo Marine Ltd.	168,600	17,516
Metro Holdings Ltd.	141,600	51,463
Mewah International, Inc.	110,000	25,234
Midas Holdings Ltd. (a) (b) (c)	452,000	0
Nanofilm Technologies International Ltd.	29,200	27,531
Netlink NBN Trust	345,500	260,737
OM Holdings Ltd.	21,506	3,431
OUE Ltd.	42,867	33,171
Oxley Holdings Ltd. (a)	268,718	15,989
Pan-United Corp. Ltd.	53,750	56,394
Propnex Ltd.	15,400	22,205
Q&M Dental Group Singapore Ltd.	50,160	21,329
QAF Ltd.	74,167	55,684
Raffles Medical Group Ltd.	156,411	110,743
Rickmers Maritime (a) (b) (c)	110,000	0
Riverstone Holdings Ltd.	27,900	18,456
SATS Ltd.	50,200	176,385
SBS Transit Ltd.	16,600	48,109
Seatrium Ltd.	139,300	212,654
Sheng Siong Group Ltd.	125,900	314,810
SIA Engineering Co. Ltd.	55,200	147,979
Sing Holdings Ltd.	77,750	29,201
Singapore Land Group Ltd.	20,800	51,668
Singapore Post Ltd.	233,200	61,355
Stamford Land Corp. Ltd.	220,201	83,470
StarHub Ltd.	117,100	93,289
Straits Trading Co. Ltd.	15,939	20,114
Swiber Holdings Ltd. (a) (b) (c)	117,749	0
Swiber Holdings Ltd. (a) (b) (c)	117,749	0
Thomson Medical Group Ltd. (a)	328,600	13,204
Tuan Sing Holdings Ltd.	132,087	31,773
UMS Integration Ltd.	138,140	284,954
United Overseas Insurance Ltd.	4,000	25,838
UOB-Kay Hian Holdings Ltd.	71,861	205,342
UOL Group Ltd.	19,100	141,040
Venture Corp. Ltd.	36,900	488,735
Vicom Ltd.	26,000	35,787
Wee Hur Holdings Ltd.	85,000	42,238
Wing Tai Holdings Ltd.	68,521	81,523
Yeo Hiap Seng Ltd.	20,155	9,045
		6,468,994
See accompanying notes to financial statements.
BHFTII-149

Brighthouse Funds Trust II
Brighthouse/Dimensional International Small Company Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
South Africa — 0.1%
Pan African Resources PLC (d)	368,191	$469,360
Scatec ASA (a)	10,806	106,136
		575,496
South Korea — 0.0%
Delivery Hero SE (a)	389	16,004
Spain — 2.2%
Acciona SA (d)	1,676	531,172
Almirall SA	14,791	190,367
Amper SA (a) (d)	312,387	74,126
Atalaya Mining Copper SA	8,532	92,571
Atresmedia Corp. de Medios de Comunicacion SA (d)	17,571	95,796
Audax Renovables SA (a) (d)	12,644	18,238
Azkoyen SA (a) (d)	3,142	49,548
Bankinter SA	21,012	352,540
Befesa SA	6,454	220,170
Caja de Ahorros del Mediterraneo (a) (b) (c) (d)	14,621	0
CIE Automotive SA	3,745	114,098
Construcciones y Auxiliar de Ferrocarriles SA	3,338	242,340
Corp. ACCIONA Energias Renovables SA	1,088	28,791
Distribuidora Internacional de Alimentacion SA (a)	2,455	115,900
Ebro Foods SA	8,288	169,352
eDreams ODIGEO SA (a) (d)	15,944	85,746
Elecnor SA	5,975	271,523
Enagas SA (d)	41,948	811,453
Ence Energia y Celulosa SA (a) (d)	8,269	21,664
Faes Farma SA (d)	53,133	278,778
Fluidra SA	8,391	190,288
Gestamp Automocion SA	22,065	72,015
Global Dominion Access SA	14,183	48,314
Grenergy Renovables SA (a)	1,574	206,587
Grifols SA (d)	27,748	284,263
Grupo Empresarial San Jose SA	3,249	33,170
Iberpapel Gestion SA	1,150	24,247
Indra Sistemas SA (d)	15,284	840,054
Laboratorios Farmaceuticos Rovi SA	1,847	122,171
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	67,894	93,292
Logista Integral SA	10,738	414,100
Mapfre SA	33,439	165,504
Melia Hotels International SA	12,434	172,706
Miquel y Costas & Miquel SA	8,745	137,412
Neinor Homes SA	4,915	92,433
Obrascon Huarte Lain SA (a)	67,145	35,052
Pharma Mar SA (a)	1,831	157,976
Prim SA	3,013	45,979
Promotora de Informaciones SA - Class A (a)	83,921	29,441
Prosegur Cash SA	28,432	20,571
Realia Business SA (a)	109,360	128,688
Redeia Corp. SA (d)	24,986	425,164
Sacyr SA	96,259	514,651
Solaria Energia y Medio Ambiente SA (a)	9,943	226,215
Talgo SA (a) (d)	8,660	26,175
Tecnicas Reunidas SA (a)	8,766	289,831
Tubacex SA (d)	13,659	52,333
Unicaja Banco SA	169,625	604,705
Security Description	Shares	Value
Spain — (Continued)
Vidrala SA (d)	3,130	$300,276
Viscofan SA	2,846	189,928
Viscofan SA (a)	88	5,872
Vocento SA (a)	18,128	16,405
		9,729,991
Sweden — 2.6%
AcadeMedia AB	16,763	174,288
AddLife AB - Class B (d)	13,922	234,672
Addnode Group AB	29,228	123,633
AFRY AB	16,879	181,875
Alimak Group AB	13,678	167,710
Alleima AB	21,516	196,934
Alligo AB - Class B	5,525	75,918
Altra Fastigheter AB	37,968	270,672
Ambea AB	8,960	138,185
Annehem Fastigheter AB - Class B (a)	11,788	20,243
Apotea AB	1,411	10,799
AQ Group AB	7,910	179,404
Arjo AB - B Shares	45,181	114,585
Atea ASA	11,557	202,280
Atrium Ljungberg AB - B Shares	6,788	18,417
Attendo AB	24,407	308,940
Avarda Bank AB	2,070	38,315
Beijer Alma AB	8,568	262,527
Bergman & Beving AB	4,688	140,966
Betsson AB - Class B	10,877	95,072
BHG Group AB (a)	26,427	59,392
Bilia AB - A Shares	14,900	222,775
Billerud AB	3,168	20,461
BioGaia AB - B Shares	5,025	60,601
BioInvent International AB (a)	3,857	9,851
Bjorn Borg AB (d)	2,344	15,209
Bonava AB - B Shares (a)	54,204	51,393
BoneSupport Holding AB (a)	2,499	54,519
Boozt AB (a)	5,455	83,279
Bravida Holding AB	15,011	191,403
Bufab AB	19,074	249,609
Bulten AB (a)	4,294	19,155
Bure Equity AB	1,511	41,571
Byggmax Group AB	8,739	42,201
Catella AB	2,281	4,848
Cellavision AB	1,841	25,862
Cibus Real Estate AB publ (d)	5,146	78,348
Clas Ohlson AB - B Shares	4,732	208,951
Cloetta AB - B Shares	44,507	225,778
Coor Service Management Holding AB	17,845	93,047
Corem Property Group AB - Class D	1,520	35,901
Dios Fastigheter AB	26,164	173,149
Dometic Group AB (a)	17,414	44,765
Dustin Group AB (a)	150,416	25,294
Dynavox Group AB	5,808	35,029
Eastnine AB	9,147	42,419
Electrolux AB - Class B (a)	8,556	27,096
Electrolux Professional AB - Class B	46,563	203,442
Elekta AB - B Shares	26,773	136,491
See accompanying notes to financial statements.
BHFTII-150

Brighthouse Funds Trust II
Brighthouse/Dimensional International Small Company Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Sweden — (Continued)
Eltel AB (a)	18,428	$23,001
Embracer Group AB (a)	6,615	43,080
Enea AB (a)	4,082	31,197
Engcon AB	987	6,242
Ependion AB	6,445	96,661
Ework Group AB	2,864	17,429
Fabege AB	8,402	64,397
Fagerhult Group AB	9,154	16,269
Fastighets AB Trianon	3,988	7,261
Fastighetsbolaget Emilshus AB - Class B (a)	1,066	6,048
FastPartner AB - Class A	10,644	41,782
G5 Entertainment AB	208	1,412
Granges AB	23,728	420,151
Hanza AB	4,682	69,574
Heba Fastighets AB - Class B	15,224	37,926
Hexatronic Group AB (a)	17,361	70,570
HMS Networks AB	2,183	113,414
Hoist Finance AB	9,270	170,903
Hufvudstaden AB - A Shares	3,480	42,931
Humana AB	6,890	45,844
Humble Group AB (a)	12,720	8,660
Husqvarna AB - B Shares	7,282	28,313
Instalco AB	17,105	67,519
INVISIO AB	3,480	73,604
Inwido AB (d)	12,282	182,361
JM AB	14,105	192,388
John Mattson Fastighetsforetagen AB	2,384	14,190
Karnell Group AB (a)	1,247	10,520
Karnov Group AB (a)	4,234	29,745
K-fast Holding AB (a)	15,798	16,321
KNOW IT AB	5,123	41,647
Lasernet Group AB	2,450	7,530
Lime Technologies AB	1,613	32,951
Lindab International AB	16,325	219,469
Medcap AB (a)	1,308	70,787
MEKO AB	5,015	39,680
Mildef Group AB	2,055	39,146
Modern Times Group MTG AB - Class B (a)	19,566	247,008
Momentum Group AB	5,588	65,481
NCAB Group AB	19,421	168,343
NCC AB - B Shares	12,405	244,103
Nederman Holding AB	5,072	68,641
Net Insight AB - Class B (a)	74,697	30,783
New Wave Group AB - B Shares	19,785	186,034
Nilorngruppen AB - B Shares	1,106	8,476
Nobia AB (a)	14,650	20,331
Nolato AB - B Shares	42,231	211,966
Note AB (a)	2,362	38,405
NP3 Fastigheter AB	7,631	209,831
OEM International AB - B Shares	21,824	376,030
Ovzon AB (a)	5,228	23,734
Platzer Fastigheter Holding AB - Class B	13,164	93,030
Proact IT Group AB	4,257	54,375
Ratos AB - B Shares	39,932	137,004
RaySearch Laboratories AB	7,299	165,685
Rejlers AB	1,659	24,135
Security Description	Shares	Value
Sweden — (Continued)
Rottneros AB (a)	20,202	$4,469
Rvrc Holding AB	2,401	13,971
Salix Group AB (a)	1,043	6,873
Samhallsbyggnadsbolaget i Norden AB (a)	30,217	11,002
Scandi Standard AB	6,350	95,233
Scandic Hotels Group AB	33,911	315,801
Sdiptech AB - Class B (a)	3,511	88,093
Sensys Gatso Group AB (a)	2,792	13,810
SkiStar AB	9,246	151,751
Smartcraft Group AB (a)	5,113	8,171
Softronic AB - B Shares	3,875	8,753
Solid Forsakring AB	2,708	27,683
Stendorren Fastigheter AB (a)	1,576	28,455
Stenhus Fastigheter I Norden AB	8,364	10,575
Stillfront Group AB (a)	11,905	5,234
Storskogen Group AB - Class B	132,429	116,636
Swedish Logistic Property AB - Class B (a)	6,848	26,505
Synsam AB	8,870	49,409
Systemair AB	20,210	171,232
Thule Group AB	5,706	121,301
Troax Group AB	4,804	50,956
Truecaller AB - Class B	13,719	19,944
VBG Group AB - B Shares	1,388	45,465
Vitec Software Group AB - B Shares	4,092	96,343
Vitrolife AB	3,004	27,186
Volati AB	1,043	2,630
Wallenstam AB - Class B	10,769	43,727
Wihlborgs Fastigheter AB	12,369	95,961
		11,868,761
Switzerland — 8.0%
Accelleron Industries AG	17,893	1,839,285
Adecco Group AG	29,277	540,181
Allreal Holding AG	2,796	733,402
ALSO Holding AG	695	165,657
APG SGA SA	280	65,687
Arbonia AG (a)	10,459	46,096
Aryzta AG (a)	3,310	229,936
Autoneum Holding AG	533	71,264
Avolta AG	12,849	860,949
Banque Cantonale de Geneve	3,885	163,514
Banque Cantonale Vaudoise	2,373	347,699
Barry Callebaut AG (d)	285	395,088
Basilea Pharmaceutica Ag Allschwil (a)	301	19,897
Belimo Holding AG	1,539	1,735,238
Bell Food Group AG	356	78,857
Bellevue Group AG	1,890	15,991
Berner Kantonalbank AG	1,195	567,239
BKW AG	1,753	295,144
Bossard Holding AG - Class A (d)	1,081	261,065
Bucher Industries AG	1,339	527,384
Burckhardt Compression Holding AG (d)	622	363,722
Burkhalter Holding AG	555	105,816
Bystronic AG	259	45,660
Carlo Gavazzi Holding AG (a)	124	22,180
Cembra Money Bank AG	5,838	683,204
See accompanying notes to financial statements.
BHFTII-151

Brighthouse Funds Trust II
Brighthouse/Dimensional International Small Company Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Switzerland — (Continued)
Cham Swiss Properties AG	1,388	$40,549
Cicor Technologies Ltd. (a)	644	97,481
Cie Financiere Tradition SA	355	132,190
Clariant AG (d)	23,315	203,622
Coltene Holding AG	480	30,426
CPH Group AG	227	15,510
Daetwyler Holding AG	685	130,953
DKSH Holding AG	7,016	539,744
dormakaba Holding AG	5,980	386,573
EDAG Engineering Group AG (a) (d)	2,550	9,265
EFG International AG	18,152	364,085
Emmi AG	437	476,430
Feintool International Holding AG (a) (d)	1,764	20,559
Fenix Outdoor International AG	1,091	46,095
Flughafen Zurich AG	3,975	1,228,756
Forbo Holding AG	180	165,501
Fundamenta Real Estate AG	5,187	108,162
Galenica AG	9,937	1,036,411
Georg Fischer AG	12,600	653,863
Hiag Immobilien Holding AG	888	148,979
Huber & Suhner AG	2,756	761,119
Hypothekarbank Lenzburg AG	3	15,224
Implenia AG	2,401	211,606
Inficon Holding AG	3,332	752,144
International Workplace Group PLC	157,324	386,391
Interroll Holding AG	132	207,891
Intershop Holding AG	1,143	244,087
Investis Holding SA	421	79,721
Julius Baer Group Ltd.	970	83,844
Jungfraubahn Holding AG	919	297,773
Kardex Holding AG	1,157	324,638
Komax Holding AG (a)	434	23,037
Kongsberg Automotive ASA (a)	156,504	31,557
Kudelski SA (a) (d)	13,221	20,942
Landis & Gyr Group AG	2,000	107,250
Logitech International SA (d)	5,955	560,008
Luzerner Kantonalbank AG	3,673	501,027
Medacta Group SA	1,178	198,422
Medmix AG	3,519	34,410
Meier Tobler Group AG	1,121	43,156
Metall Zug AG - B Shares (a) (d)	44	39,651
Mikron Holding AG	1,685	33,892
Mobilezone Holding AG	4,648	78,081
Mobimo Holding AG	1,437	617,776
Naturenergie Holding AG	3,633	138,498
Novavest Real Estate AG	468	22,935
OC Oerlikon Corp. AG Pfaffikon	33,587	169,303
Orell Fuessli AG	257	48,057
Orior AG (a)	523	9,508
Phoenix Mecano AG	125	63,424
Plazza AG - Class A	222	119,790
PSP Swiss Property AG	8,712	1,553,297
Rieter Holding AG (a)	900	3,309
Romande Energie Holding SA	2,775	166,262
Schweiter Technologies AG	122	44,517
Schweizerische Nationalbank (d)	5	19,122
Security Description	Shares	Value
Switzerland — (Continued)
SFS Group AG	3,472	$571,913
Siegfried Holding AG	6,039	529,584
SIG Group AG (a)	32,121	537,285
Sonova Holding AG	410	97,376
St. Galler Kantonalbank AG	561	445,582
Stadler Rail AG	3,453	99,383
Sulzer AG	3,595	596,563
Sunrise Communications AG - Class A	3,425	170,324
Swatch Group AG	3,852	186,939
Swatch Group AG (Bearer Shares) (d)	3,540	865,995
Swiss Prime Site AG	14,713	2,401,022
Swissquote Group Holding SA	20,610	967,408
Tecan Group AG	557	111,397
Temenos AG	10,170	832,084
TORM PLC - Class A	6,512	167,776
TX Group AG	597	92,076
Valiant Holding AG	3,034	603,539
VAT Group AG	279	244,084
Vaudoise Assurances Holding SA	171	166,395
Vetropack Holding AG	2,053	45,814
Vontobel Holding AG	5,544	503,936
VZ Holding AG	2,945	551,974
V-ZUG Holding AG	605	30,328
Walliser Kantonalbank	977	191,677
Warteck Invest AG	62	150,771
Ypsomed Holding AG (d)	693	312,967
Zehnder Group AG	952	73,708
Zug Estates Holding AG - B Shares	71	184,549
Zuger Kantonalbank	39	494,911
		36,254,338
Taiwan — 0.0%
FIT Hon Teng Ltd. (a)	80,000	73,444
Turkey — 0.2%
Eldorado Gold Corp. (d)	28,449	885,414
United Kingdom — 10.3%
4imprint Group PLC	2,699	131,978
Aberdeen Group PLC	151,455	478,975
Advanced Medical Solutions Group PLC	23,347	86,543
AEP Plantations PLC	57,820	112,518
AG Barr PLC	11,112	93,319
AJ Bell PLC	59,750	484,789
Alfa Financial Software Holdings PLC	10,992	22,612
Allfunds Group PLC	2,273	21,846
AO World PLC (a)	30,384	36,893
Ashmore Group PLC (d)	90,665	242,100
Ashtead Technology Holdings PLC	2,956	16,256
Autotrader Group PLC	24,200	160,278
Babcock International Group PLC	42,133	532,134
Balfour Beatty PLC	103,703	1,194,085
Barratt Redrow PLC	73,006	272,414
Beazley PLC	12,817	218,809
Bellway PLC	22,293	573,486
Berkeley Group Holdings PLC (a)	8,587	398,746
See accompanying notes to financial statements.
BHFTII-152

Brighthouse Funds Trust II
Brighthouse/Dimensional International Small Company Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
United Kingdom — (Continued)
Bloomsbury Publishing PLC	12,213	$100,622
Bodycote PLC	36,843	325,115
Braemar PLC	7,120	22,477
Breedon Group PLC	29,978	117,592
Bridgepoint Group PLC	24,999	87,053
Brooks Macdonald Group PLC	486	8,062
BTG Consulting PLC	1,964	3,009
Burberry Group PLC (a)	32,112	452,940
Bytes Technology Group PLC (d)	32,635	163,658
Capita PLC (a) (d)	5,420	19,735
Capricorn Energy PLC (a)	24,963	97,555
Card Factory PLC	63,541	56,579
Castings PLC	2,870	12,341
Centaur Media PLC (b) (c) (d)	9,820	1,420
Central Asia Metals PLC	24,699	43,393
Chemring Group PLC	60,304	409,701
Chesnara PLC	48,589	213,354
Clarkson PLC	1,570	86,781
Close Brothers Group PLC (a)	16,302	87,694
CMC Markets PLC	18,502	112,063
Coats Group PLC	319,324	330,366
Computacenter PLC	13,605	771,497
Convatec Group PLC	133,589	381,175
Costain Group PLC	37,295	102,751
Cranswick PLC	10,410	759,806
Crest Nicholson Holdings PLC	44,934	43,112
Croda International PLC	8,718	349,960
Currys PLC	197,527	418,294
CVS Group PLC	10,557	164,296
DCC PLC	6,103	505,409
DFS Furniture PLC	47,426	86,261
DiscoverIE Group PLC	15,588	139,832
Domino's Pizza Group PLC	32,942	79,174
dotdigital group PLC	41,626	23,305
Dr. Martens PLC (d)	56,127	51,476
Drax Group PLC	68,535	690,360
Dunelm Group PLC	26,326	274,869
easyJet PLC	5,538	41,074
Ecora Royalties PLC	51,447	93,708
EKF Diagnostics Holdings PLC (a)	38,020	13,607
Elementis PLC	125,561	256,307
EnQuest PLC	253,390	73,882
Essentra PLC	25,778	27,335
FDM Group Holdings PLC	9,458	13,013
Fevara PLC	7,612	13,733
Firstgroup PLC	115,844	288,609
Flowtech Fluidpower PLC (a)	6,703	5,330
Foresight Group Holdings Ltd.	5,993	34,842
Forterra PLC	49,551	88,902
Foxtons Group PLC	60,087	35,831
Frasers Group PLC (a)	17,279	164,908
Frontier Developments PLC (a)	3,312	18,798
Fuller Smith & Turner PLC - Class A	6,502	62,608
Funding Circle Holdings PLC (a)	10,326	20,256
Future PLC	356	1,428
Galliford Try Holdings PLC	22,126	154,426
Security Description	Shares	Value
United Kingdom — (Continued)
Games Workshop Group PLC	2,922	$837,648
Gamma Communications PLC	9,322	103,994
GB Group PLC	21,927	57,426
Genuit Group PLC	47,772	175,622
Gooch & Housego PLC	2,212	27,769
Goodwin PLC	121	26,270
Grafton Group PLC	33,401	399,246
Grainger PLC (REIT)	156,584	352,804
Greggs PLC	10,585	224,716
Gym Group PLC (a)	36,058	100,947
Halfords Group PLC	48,494	148,350
Harbour Energy PLC	92,904	261,742
Harworth Group PLC	10,757	17,092
Hays PLC	90,416	37,401
Headlam Group PLC (a)	29,149	7,660
Henry Boot PLC	14,477	31,880
Hikma Pharmaceuticals PLC	17,728	356,941
Hill & Smith PLC	17,388	633,545
Hilton Food Group PLC	4,720	32,222
Hiscox Ltd.	63,107	1,546,477
Hollywood Bowl Group PLC	35,798	130,439
Howden Joinery Group PLC	40,170	446,506
Hunting PLC	25,862	152,030
Ibstock PLC	65,379	79,638
ICG PLC	19,339	433,545
IG Group Holdings PLC	57,306	1,375,222
IMI PLC	11,240	442,207
Impax Asset Management Group PLC	14,750	19,316
Inchcape PLC	69,280	708,748
IntegraFin Holdings PLC	4,943	23,259
International Personal Finance PLC	60,577	199,279
Investec PLC	11,871	94,601
IP Group PLC (a)	171,195	148,790
Ithaca Energy PLC	26,267	75,010
ITV PLC	636,123	680,380
J D Wetherspoon PLC (d)	15,164	137,348
James Fisher & Sons PLC (a)	9,972	61,114
James Halstead PLC (d)	59,490	100,256
JD Sports Fashion PLC	173,238	194,873
JET2 PLC	34,034	583,680
Johnson Matthey PLC	18,884	474,110
Johnson Service Group PLC	61,047	133,476
Jupiter Fund Management PLC	116,490	253,028
Kainos Group PLC	6,815	69,368
Keller Group PLC	14,650	515,948
Kier Group PLC	91,369	264,704
Kingfisher PLC	118,611	446,113
Lancashire Holdings Ltd.	47,096	403,499
Liontrust Asset Management PLC	7,615	35,305
LSL Property Services PLC	14,072	38,463
Luceco PLC	24,615	88,852
M&C Saatchi PLC (a)	3,677	6,489
Man Group PLC	227,764	883,252
Marshalls PLC	16,086	32,046
Marston's PLC (a)	127,591	86,168
McBride PLC	36,049	74,587
See accompanying notes to financial statements.
BHFTII-153

Brighthouse Funds Trust II
Brighthouse/Dimensional International Small Company Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
United Kingdom — (Continued)
Me Group International PLC	35,714	$47,570
Mears Group PLC	18,339	99,288
Melrose Industries PLC	45,930	289,628
Metro Bank Holdings PLC (a)	2,816	6,124
Mitchells & Butlers PLC (a)	56,605	183,345
Mitie Group PLC	260,919	518,399
MJ Gleeson PLC	8,913	29,044
MONY Group PLC	111,023	273,044
Moonpig Group PLC	56,222	178,619
Morgan Advanced Materials PLC	48,369	136,845
Morgan Sindall Group PLC	9,493	619,464
Mortgage Advice Bureau Holdings Ltd.	6,665	45,570
MP Evans Group PLC	2,300	46,200
Naked Wines PLC (a)	1,427	1,325
NCC Group PLC	54,748	87,581
Next 15 Group PLC	11,449	38,596
Nichols PLC (d)	950	12,025
Ninety One PLC	62,301	174,618
Norcros PLC	11,343	44,283
Ocado Group PLC (a)	25,063	59,603
Odfjell Technology Ltd.	4,274	23,621
On the Beach Group PLC	32,313	74,991
OSB Group PLC	71,115	489,837
Oxford Nanopore Technologies PLC (a)	7,162	11,794
Pagegroup PLC	35,705	50,381
Paragon Banking Group PLC	36,758	373,465
Paratus Energy Services Ltd.	1,917	8,950
PayPoint PLC	8,803	66,996
Pearson PLC	1,179	18,720
Pennon Group PLC	95,451	589,034
Persimmon PLC	40,560	565,659
Pets at Home Group PLC	93,809	220,816
Pharos Energy PLC	50,968	16,691
Phoenix Spree Deutschland Ltd. (a)	665	1,482
Pinewood Technologies Group PLC (a)	17,259	60,926
Playtech PLC (a)	55,938	236,518
Polar Capital Holdings PLC	16,568	195,883
Porvair PLC	1,376	14,714
PPHE Hotel Group Ltd.	497	11,342
Premier Foods PLC	130,541	353,765
PZ Cussons PLC	52,332	72,348
QinetiQ Group PLC	97,053	543,987
Quilter PLC	277,785	708,945
Rank Group PLC	40,283	50,708
Rathbones Group PLC	10,507	223,456
Reach PLC	40,142	27,860
Record PLC	12,453	7,831
Renew Holdings PLC	9,893	116,321
Rightmove PLC	35,130	204,308
Robert Walters PLC (a)	13,056	14,555
Rotork PLC	155,991	611,481
RS Group PLC	58,984	455,073
S&U PLC	1,188	31,365
Sabre Insurance Group PLC	49,439	114,152
Saga PLC (a)	12,905	109,769
Savills PLC	26,178	296,671
Security Description	Shares	Value
United Kingdom — (Continued)
Senior PLC	90,296	$345,002
Serco Group PLC	261,320	759,961
Serica Energy PLC	47,039	135,229
Severfield PLC (a)	74,894	34,317
SIG PLC (a)	255,262	26,757
SigmaRoc PLC (a)	61,341	104,142
Smiths News PLC	20,535	19,293
Softcat PLC	28,733	698,007
Speedy Hire PLC	125,764	33,883
Spirax Group PLC	2,839	257,595
Spire Healthcare Group PLC	44,606	127,272
SSP Group PLC	175,333	436,799
St. James's Place PLC	12,279	197,465
SThree PLC	14,651	30,783
STV Group PLC (a)	7,194	10,166
Synthomer PLC (a) (d)	30,557	32,354
Tate & Lyle PLC	31,813	233,869
Taylor Wimpey PLC	314,912	337,323
Telecom Plus PLC	16,220	159,861
Topps Tiles PLC	41,758	19,814
TP ICAP Group PLC	142,988	642,081
Trainline PLC (a)	7,479	20,245
Travis Perkins PLC	42,194	309,562
Trifast PLC	20,432	19,044
Trustpilot Group PLC (a)	24,746	85,278
TT Electronics PLC (a)	35,042	53,755
Vanquis Banking Group PLC (a)	52,029	80,518
Vertu Motors PLC	46,012	45,173
Vesuvius PLC	36,916	219,487
Victorian Plumbing Group PLC	8,019	8,214
Victrex PLC	10,829	82,576
Vistry Group PLC (a)	21,043	71,684
Volex PLC	24,230	181,078
Volution Group PLC	34,155	277,091
Vp PLC	4,147	26,716
Watches of Switzerland Group PLC (a)	47,460	446,846
WH Smith PLC	10,704	55,875
Whitbread PLC	12,204	387,393
Wickes Group PLC	51,574	128,500
Xaar PLC (a)	18,088	27,591
XPS Pensions Group PLC	18,923	77,241
Young & Co.'s Brewery PLC	3,097	28,357
Young & Co.'s Brewery PLC - Class A	4,640	51,779
Zigup PLC	43,557	262,514
Zotefoams PLC	7,268	42,456
		46,847,398
United States — 1.4%
Acerinox SA	31,751	556,695
Aegon Ltd. (NY Registry Shares)	82,564	696,840
BRP, Inc.	1,618	98,730
Burford Capital Ltd. (d)	31,314	128,174
Buzzi SpA	11,153	571,024
Coeur Mining, Inc. (d)	21,096	344,795
Diversified Energy Co. (d)	9,570	129,881
Frontage Holdings Corp. (a)	58,000	7,052
See accompanying notes to financial statements.
BHFTII-154

Brighthouse Funds Trust II
Brighthouse/Dimensional International Small Company Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Common Stocks—(Continued)
Warrants—0.0%
Security Description	Shares	Value
United States — (Continued)
Impro Precision Industries Ltd.	13,000	$13,426
Ormat Technologies, Inc.	1	61
PureTech Health PLC (a)	24,125	43,989
Qiagen NV	35,516	1,385,665
Reliance Worldwide Corp. Ltd.	116,979	318,575
RHI Magnesita NV	1,193	43,353
Samsonite Group SA	210,300	367,017
Signify NV	26,141	498,799
Sims Ltd.	29,035	552,050
SunocoCorp LLC (d)	3,666	248,078
TAT Technologies Ltd. (a)	533	25,677
Varia U.S. Properties AG (a)	1,203	20,542
Viemed Healthcare, Inc. (a)	5,284	60,238
		6,110,661
Total Common Stocks (Cost $351,769,540)		448,007,805

Preferred Stocks—0.5%
Canada — 0.0%
Questerre Energy Corp. (a)	83,569	589
Germany — 0.4%
Draegerwerk AG & Co. KGaA	2,110	198,933
Einhell Germany AG	246	19,447
FUCHS SE	15,647	683,666
Jungheinrich AG	11,157	294,823
Porsche Automobil Holding SE	11,458	353,019
Sixt SE	3,818	237,784
STO SE & Co. KGaA	504	52,580
Villeroy & Boch AG	505	8,973
		1,849,225
Italy — 0.1%
Danieli & C Officine Meccaniche SpA (Savings Shares)	4,725	249,194
Total Preferred Stocks (Cost $1,934,622)		2,099,008

Rights—0.0%
Austria — 0.0%
Intercell AG (a) (b) (c)	24,163	0
Hong Kong — 0.0%
APAC Resources Ltd., Expires 07/06/26 (a)	47,078	0
Spain — 0.0%
Tubacex SA, Expires 07/01/26 (a) (d)	13,659	830
United Kingdom — 0.0%
Greencore Group PLC (a)	37,729	1,001
Total Rights (Cost $1,854)		1,831

Security Description	Shares/ Principal Amount*	Value

Australia — 0.0%
Galan Lithium Ltd., Expires 07/18/26 (a)	2,469	$25
Italy — 0.0%
Webuild SpA, Expires 08/02/30 (a) (d)	6,346	0
Total Warrants (Cost $0)		25

Short-Term Investments—0.6%
Repurchase Agreement — 0.6%
Fixed Income Clearing Corp.
Repurchase Agreement dated 06/30/26 at 2.500%, due on 07/01/26 with a maturity value of $2,659,067; collateralized by U.S. Treasury Note at 4.000%, maturing 12/15/27, with a market value of $2,712,133	2,658,882	2,658,882
Total Short-Term Investments (Cost $2,658,882)		2,658,882

Securities Lending Reinvestments (e)—4.6%
Short-Term Investment Funds — 2.9%
Allspring Government Money Market Fund, Select Class, 3.570% (f)	1,000,000	1,000,000
BlackRock Liquidity Funds FedFund, Institutional Shares, 3.540% (f)	2,000,000	2,000,000
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class, 3.520% (f)	2,000,000	2,000,000
Goldman Sachs Financial Square Government Fund, Institutional Shares, 3.530% (f)	2,000,000	2,000,000
Invesco STIT-Government & Agency Portfolio, Institutional Class, 3.570% (f)	2,000,000	2,000,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares, 3.560% (f)	2,000,000	2,000,000
Western Asset Institutional Government Reserves Fund, Institutional Class, 3.530% (f)	2,329,584	2,329,584
		13,329,584

Repurchase Agreements — 1.7%
Bank of Montreal
Repurchase Agreement dated 06/30/26 at 3.750%, due on 07/01/26 with a maturity value of $800,083; collateralized by various Common Stock with an aggregate market value of $891,668	800,000	800,000
Bank of Nova Scotia
Repurchase Agreement dated 06/30/26 at 3.630%, due on 07/01/26 with a maturity value of $2,000,202; collateralized by U.S. Treasury Obligations with rates ranging from 1.125% - 4.625%, maturity dates ranging from 05/15/28 - 02/15/55, and an aggregate market value of $2,040,000	2,000,000	2,000,000
Repurchase Agreement dated 06/30/26 at 3.770%, due on 07/01/26 with a maturity value of $500,052; collateralized by various Common Stock with an aggregate market value of $555,905	500,000	500,000
See accompanying notes to financial statements.
BHFTII-155

Brighthouse Funds Trust II
Brighthouse/Dimensional International Small Company Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Securities Lending Reinvestments (e)—(Continued)
Security Description	Principal Amount*	Value
Repurchase Agreements — (Continued)
Barclays Capital, Inc.
Repurchase Agreement dated 06/30/26 at 3.680%, due on 07/01/26 with a maturity value of $1,000,102; collateralized by U.S. Treasury Obligations with rates ranging from 3.500% - 4.625%, maturity dates ranging from 01/31/28 - 05/31/31, and an aggregate market value of $1,020,000	1,000,000	$1,000,000
Citigroup Global Markets, Inc.
Repurchase Agreement dated 06/30/26 at 3.630%, due on 07/01/26 with a maturity value of $1,000,101; collateralized by U.S. Treasury Obligations with rates ranging from 0.625% - 4.375%, maturity dates ranging from 11/30/28 - 05/15/42, and an aggregate market value of $1,020,000	1,000,000	1,000,000
HSBC Bank PLC
Repurchase Agreement dated 06/30/26 at 3.820%, due on 07/01/26 with a maturity value of $300,032; collateralized by various Common Stock with an aggregate market value of $333,667	300,000	300,000
Jefferies LLC
Repurchase Agreement dated 06/30/26 at 3.690%, due on 07/01/26 with a maturity value of $1,410,760; collateralized by U.S. Government Agency Obligations with rates ranging from 4.628% - 6.500%, maturity dates ranging from 07/25/55 - 06/20/56, and an aggregate market value of $1,438,833	1,410,615	1,410,615
National Bank Financial, Inc.
Repurchase Agreement dated 06/30/26 at 3.770%, due on 07/01/26 with a maturity value of $250,026; collateralized by various Common Stock with an aggregate market value of $278,652	250,000	250,000
NBC Global Finance Ltd.
Repurchase Agreement dated 06/30/26 at 3.780%, due on 07/01/26 with a maturity value of $300,032; collateralized by various Common Stock with an aggregate market value of $334,578	300,000	300,000
		7,560,615
Total Securities Lending Reinvestments (Cost $20,890,199)		20,890,199
Total Investments—104.1% (Cost $377,255,097)		473,657,750
Other assets and liabilities (net)—(4.1)%		(18,492,799)
Net Assets—100.0%		$455,164,951

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	Security was valued in good faith under procedures subject to oversight by the Board of Trustees. As of June 30, 2026, these securities represent 0.0% of net assets.
(c)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(d)
All or a portion of the security was held on loan. As of June 30, 2026, the market value of securities loaned was $65,771,599 and the collateral received consisted of cash in the amount of
$20,890,199 and non-cash collateral with a value of $49,960,993. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending
Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio. As such, this collateral is excluded from the Statement of Assets and
Liabilities.

(e)	Represents investment of cash collateral received from securities on loan as of June 30, 2026.
(f)	The rate shown represents the annualized seven-day yield as of June 30, 2026.

Ten Largest Industries as of June 30, 2026 (Unaudited)	% of Net Assets
Metals & Mining	7.4
Machinery	6.2
Banks	5.1
Chemicals	4.6
Construction & Engineering	4.5
Capital Markets	4.5
Real Estate Management & Development	4.2
Oil, Gas & Consumable Fuels	3.8
Food Products	3.5
Trading Companies & Distributors	2.9
Investment Transactions
Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended June 30, 2026 were as follows:
Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$0	$31,416,580	$0	$68,221,774
See accompanying notes to financial statements.
BHFTII-156

Brighthouse Funds Trust II
Brighthouse/Dimensional International Small Company Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
The following table provides a breakdown of transactions accounted for as secured borrowings, the gross obligations by the type of collateral pledged, and the remaining contractual maturities of those transactions.
Remaining Contractual Maturity of the Agreements As of June 30, 2026
	Overnight and Continuous	Up to 30 Days	31 - 90 Days	Greater than 90 days	Total
Securities Lending Transactions
Common Stocks	$(20,890,199)	$—	$—	$—	$(20,890,199)
Gross amount of recognized liabilities for securities lending transactions					$(20,890,199)
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2026. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.
Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$1,566,234	$23,646,142	$107,387	$25,319,763
Austria	35,598	9,209,280	0	9,244,878
Belgium	10,531	7,408,098	0	7,418,629
Bermuda	—	45,108	—	45,108
Brazil	229,106	266,753	—	495,859
Burkina Faso	276,421	—	—	276,421
Cambodia	—	80,677	—	80,677
Canada	53,632,138	174,457	641	53,807,236
China	860,707	550,096	—	1,410,803
Colombia	141,635	—	0	141,635
Congo	—	325,127	—	325,127
Denmark	—	10,087,391	—	10,087,391
Faeroe Islands	—	42,913	—	42,913
Finland	—	10,712,333	—	10,712,333
France	62,728	25,698,072	0	25,760,800
Gabon	—	17,964	—	17,964
Georgia	—	2,295,765	—	2,295,765
Germany	76,238	27,807,350	—	27,883,588
Greece	—	96,031	—	96,031
Greenland	—	21,838	—	21,838
Guernsey, Channel Islands	—	—	0	0
Hong Kong	317,475	7,035,245	19,658	7,372,378
Indonesia	—	834,251	—	834,251
Iraq	—	108,756	—	108,756
Ireland	—	2,752,798	—	2,752,798
Isle of Man	—	4,991	—	4,991
Israel	157,471	5,414,568	—	5,572,039
Italy	—	15,635,157	0	15,635,157
Japan	35,341	103,760,155	17,355	103,812,851
Liechtenstein	—	352,264	—	352,264
Luxembourg	—	1,834,247	—	1,834,247
Macau	—	137,581	—	137,581
Malaysia	—	135,180	—	135,180
Mongolia	—	50,079	—	50,079
Morocco	26,761	—	—	26,761
Netherlands	121,139	9,112,095	—	9,233,234
New Zealand	—	1,594,731	—	1,594,731
Norway	26,601	2,420,267	—	2,446,868
Peru	—	537,610	—	537,610
Philippines	—	4,928	—	4,928
Portugal	—	1,245,841	—	1,245,841
Singapore	26,674	6,442,320	0	6,468,994
South Africa	—	575,496	—	575,496
See accompanying notes to financial statements.
BHFTII-157

Brighthouse Funds Trust II
Brighthouse/Dimensional International Small Company Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Fair Value Hierarchy — (Continued)
Description	Level 1	Level 2	Level 3	Total
South Korea	$—	$16,004	$—	$16,004
Spain	5,872	9,724,119	0	9,729,991
Sweden	55,154	11,813,607	—	11,868,761
Switzerland	560,008	35,694,330	—	36,254,338
Taiwan	—	73,444	—	73,444
Turkey	885,414	—	—	885,414
United Kingdom	—	46,845,978	1,420	46,847,398
United States	2,502,035	3,608,626	—	6,110,661
Total Common Stocks	61,611,281	386,250,063	146,461	448,007,805
Total Preferred Stocks*	—	2,099,008	—	2,099,008
Rights
Austria	—	—	0	0
Hong Kong	0	—	—	0
Spain	830	—	—	830
United Kingdom	—	1,001	—	1,001
Total Rights	830	1,001	0	1,831
Warrants
Australia	25	—	—	25
Italy	—	0	—	0
Total Warrants	25	0	—	25
Total Short-Term Investments*	—	2,658,882	—	2,658,882
Securities Lending Reinvestments
Short-Term Investment Funds	13,329,584	—	—	13,329,584
Repurchase Agreements	—	7,560,615	—	7,560,615
Total Securities Lending Reinvestments	13,329,584	7,560,615	—	20,890,199
Total Investments	$74,941,720	$398,569,569	$146,461	$473,657,750
Collateral for Securities Loaned (Liability)	$—	$(20,890,199)	$—	$(20,890,199)

*	See Schedule of Investments for additional detailed categorizations.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended June 30, 2026 is not presented.
During the six months ended June 30, 2026, transfers into Level 3 in the amount of $85,387 were due to trading halts on the securities' respective exchanges which resulted in the lack of observable inputs.
See accompanying notes to financial statements.
BHFTII-158

Brighthouse Funds Trust II
Brighthouse/Dimensional International Small Company Portfolio
Statement of Assets and Liabilities

June 30, 2026 (Unaudited)
Assets
Investments at value (a) (b)	$473,657,750
Cash	6,702
Cash denominated in foreign currencies (c)	1,182,638
Receivable for:
Investments sold	1,363,692
Fund shares sold	6,266
Dividends and interest	2,124,030
Total Assets	478,341,078
Liabilities
Collateral for securities loaned	20,890,199
Payable for:
Investments purchased	1,266,625
Fund shares redeemed	134,292
Accrued Expenses:
Management fees	245,628
Distribution and service fees	12,447
Deferred trustees’ fees	259,582
Other expenses	367,354
Total Liabilities	23,176,127
Net Assets	$455,164,951
Net Assets Consist of:
Paid in surplus	$335,067,025
Distributable earnings (Accumulated losses)	120,097,926
Net Assets	$455,164,951
Net Assets
Class A	$395,752,825
Class B	59,412,126
Capital Shares Outstanding*
Class A	33,651,163
Class B	5,103,934
Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$11.76
Class B	11.64

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments was $377,255,097.
(b)	Includes securities loaned at value of $65,771,599.
(c)	Identified cost of cash denominated in foreign currencies was $1,185,640.
Statement of Operations

Six Months Ended June 30, 2026 (Unaudited)
Investment Income
Dividends (a)	$8,644,015
Interest	23,051
Securities lending income, net	142,951
Total investment income	8,810,017
Expenses
Management fees	1,885,415
Administration fees	19,137
Custodian and accounting fees	108,464
Distribution and service fees—Class B	78,410
Audit and tax services	40,688
Legal	23,184
Trustees’ fees and expenses	39,805
Shareholder reporting	11,831
Insurance	2,066
Miscellaneous	48,029
Total expenses	2,257,029
Less management fee waiver	(373,661)
Net expenses	1,883,368
Net Investment Income	6,926,649
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	28,273,013
Foreign currency transactions	(36,778)
Net realized gain (loss)	28,236,235
Net change in unrealized appreciation (depreciation) on:
Investments	(8,536,843)
Foreign currency transactions	(49,943)
Net change in unrealized appreciation (depreciation)	(8,586,786)
Net realized and unrealized gain (loss)	19,649,449
Net Increase (Decrease) in Net Assets From Operations	$26,576,098

(a)	Net of foreign withholding taxes of $1,047,557.
See accompanying notes to financial statements.
BHFTII-159

Brighthouse Funds Trust II
Brighthouse/Dimensional International Small Company Portfolio
Statements of Changes in Net Assets
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
Increase (Decrease) in Net Assets:
From Operations
Net investment income (loss)	$6,926,649	$11,882,886
Net realized gain (loss)	28,236,235	32,418,359
Net change in unrealized appreciation (depreciation)	(8,586,786)	101,998,962
Increase (decrease) in net assets from operations	26,576,098	146,300,207
From Distributions to Shareholders
Class A	(39,083,910)	(36,141,781)
Class B	(5,840,685)	(5,301,481)
Total distributions	(44,924,595)	(41,443,262)
Increase (decrease) in net assets from capital share transactions	2,174,878	(94,419,564)
Total increase (decrease) in net assets	(16,173,619)	10,437,381
Net Assets
Beginning of period	471,338,570	460,901,189
End of period	$455,164,951	$471,338,570

Other Information:
Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31, 2025
	Shares	Value	Shares	Value
Class A
Sales	3,499	$44,389	3,461	$40,127
Reinvestments	3,265,155	39,083,910	3,321,855	36,141,781
Redemptions	(2,688,328)	(35,470,280)	(10,690,853)	(120,691,569)
Net increase (decrease)	580,326	$3,658,019	(7,365,537)	$(84,509,661)
Class B
Sales	207,391	$2,678,422	372,069	$4,158,305
Reinvestments	492,885	5,840,685	491,789	5,301,481
Redemptions	(776,873)	(10,002,248)	(1,757,733)	(19,369,689)
Net increase (decrease)	(76,597)	$(1,483,141)	(893,875)	$(9,909,903)
Increase (decrease) derived from capital shares transactions		$2,174,878		$(94,419,564)
See accompanying notes to financial statements.
BHFTII-160

Brighthouse Funds Trust II
Brighthouse/Dimensional International Small Company Portfolio
Financial Highlights
Selected per share data
	Class A
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$12.34	$9.92	$10.07	$9.39	$13.25	$12.43
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.19	0.28	0.24	0.23	0.25	0.22
Net realized and unrealized gain (loss)	0.52	3.18	0.10	1.03	(2.59)	1.54
Total income (loss) from investment operations	0.71	3.46	0.34	1.26	(2.34)	1.76
Less Distributions
Distributions from net investment income	(0.46)	(0.35)	(0.30)	(0.26)	(0.30)	(0.24)
Distributions from net realized capital gains	(0.83)	(0.69)	(0.19)	(0.32)	(1.22)	(0.70)
Total distributions	(1.29)	(1.04)	(0.49)	(0.58)	(1.52)	(0.94)
Net Asset Value, End of Period	$11.76	$12.34	$9.92	$10.07	$9.39	$13.25
Total Return (%) (b)	5.54 (c)	36.29	3.31	13.70	(17.47)	14.16
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.94 (d)	0.94	0.93	0.96	0.96	0.93
Net ratio of expenses to average net assets (%) (e)	0.78 (d)	0.78	0.77	0.80	0.81	0.83
Ratio of net investment income (loss) to average net assets (%)	3.01 (d)	2.56	2.34	2.40	2.40	1.69
Portfolio turnover rate (%)	7 (c)	5	8	8	11	10
Net assets, end of period (in millions)	$395.8	$408.1	$401.2	$461.6	$463.7	$609.4

	Class B
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$12.21	$9.83	$9.98	$9.30	$13.13	$12.33
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.18	0.25	0.21	0.20	0.22	0.19
Net realized and unrealized gain (loss)	0.51	3.14	0.10	1.03	(2.57)	1.52
Total income (loss) from investment operations	0.69	3.39	0.31	1.23	(2.35)	1.71
Less Distributions
Distributions from net investment income	(0.43)	(0.32)	(0.27)	(0.23)	(0.26)	(0.21)
Distributions from net realized capital gains	(0.83)	(0.69)	(0.19)	(0.32)	(1.22)	(0.70)
Total distributions	(1.26)	(1.01)	(0.46)	(0.55)	(1.48)	(0.91)
Net Asset Value, End of Period	$11.64	$12.21	$9.83	$9.98	$9.30	$13.13
Total Return (%) (b)	5.41 (c)	35.85	3.08	13.52	(17.70)	13.85
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	1.19 (d)	1.19	1.18	1.21	1.21	1.18
Net ratio of expenses to average net assets (%) (e)	1.03 (d)	1.03	1.02	1.05	1.06	1.08
Ratio of net investment income (loss) to average net assets (%)	2.75 (d)	2.28	2.09	2.15	2.15	1.44
Portfolio turnover rate (%)	7 (c)	5	8	8	11	10
Net assets, end of period (in millions)	$59.4	$63.3	$59.7	$66.0	$65.0	$83.9

(a)	Per share amounts based on average shares outstanding during the period.
(b)
Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

(c)	Periods less than one year are not computed on an annualized basis.
(d)	Computed on an annualized basis.
(e)	Includes the effects of management fee waivers (see Note 5 of the Notes to Financial Statements).
See accompanying notes to financial statements.
BHFTII-161

Brighthouse Funds Trust II
Brighthouse/Wellington Balanced Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Common Stocks—60.1% of Net Assets

Security Description	Shares	Value

Aerospace & Defense — 0.8%
Axon Enterprise, Inc. (a)	3,268	$1,832,074
Boeing Co. (a)	11,086	2,399,786
Loar Holdings, Inc. (a) (b)	35,372	2,851,337
Northrop Grumman Corp.	5,811	2,959,600
		10,042,797
Air Freight & Logistics — 0.3%
CH Robinson Worldwide, Inc. (b)	13,589	2,559,352
Hub Group, Inc. - Class A	24,769	1,084,635
		3,643,987
Automobile Components — 0.0%
Goodyear Tire & Rubber Co. (a) (b)	35,486	234,208
Automobiles — 0.6%
Tesla, Inc. (a)	19,442	8,177,305
Banks — 0.9%
Fifth Third Bancorp	97,436	5,492,467
Wells Fargo & Co.	68,249	5,640,098
		11,132,565
Beverages — 0.9%
Anheuser-Busch InBev SA (ADR) (b)	10,334	851,522
Coca-Cola Co.	72,600	5,900,202
Monster Beverage Corp. (a)	32,223	3,097,275
Vita Coco Co., Inc. (a)	24,258	1,604,424
		11,453,423
Biotechnology — 1.3%
AbbVie, Inc.	8,529	2,146,237
Amgen, Inc.	11,023	3,991,649
BioCryst Pharmaceuticals, Inc. (a)	22,448	224,480
Bridgebio Pharma, Inc. (a)	19,793	1,474,183
Cytokinetics, Inc. (a)	16,074	1,369,344
Incyte Corp. (a)	4,903	555,804
Insmed, Inc. (a)	11,800	1,258,116
Kymera Therapeutics, Inc. (a) (b)	9,846	1,129,041
Moderna, Inc. (a) (b)	2,404	168,352
Natera, Inc. (a)	2,104	571,131
Spyre Therapeutics, Inc. (a)	2,514	223,193
Vertex Pharmaceuticals, Inc. (a)	5,421	2,692,773
Zenas Biopharma, Inc. (a)	6,752	171,366
		15,975,669
Broadline Retail — 3.0%
Amazon.com, Inc. (a)	162,330	38,689,732
Building Products — 0.9%
AAON, Inc. (b)	33,647	4,268,458
Builders FirstSource, Inc. (a)	6,722	601,485
Johnson Controls International PLC	18,974	2,772,291
Modine Manufacturing Co. (a)	3,223	860,606
Trex Co., Inc. (a)	66,405	3,322,906
		11,825,746
Security Description	Shares	Value
Capital Markets — 2.9%
ARES Management Corp. - Class A	23,905	$2,660,865
Bank of New York Mellon Corp.	59,818	8,650,281
Blackrock, Inc.	9,626	9,255,977
Goldman Sachs Group, Inc.	13,805	13,961,963
KKR & Co., Inc.	31,405	2,882,351
		37,411,437
Chemicals — 0.9%
Celanese Corp.	16,700	768,200
Linde PLC	9,805	5,088,207
PPG Industries, Inc.	23,272	2,822,661
Sherwin-Williams Co.	6,730	2,317,273
		10,996,341
Commercial Services & Supplies — 0.7%
Clean Harbors, Inc. (a)	16,649	4,973,889
Tetra Tech, Inc.	37,492	1,083,144
Waste Connections, Inc.	15,681	2,613,866
		8,670,899
Construction & Engineering — 0.3%
Primoris Services Corp.	31,760	3,148,051
Construction Materials — 0.3%
James Hardie Industries PLC (a) (b)	142,894	3,740,965
Consumer Staples Distribution & Retail — 1.5%
Casey's General Stores, Inc.	1,730	1,374,987
U.S. Foods Holding Corp. (a) (b)	87,382	8,934,809
Walmart, Inc.	77,347	8,760,321
		19,070,117
Containers & Packaging — 0.1%
Packaging Corp. of America	7,133	1,699,651
Distributors — 0.3%
Pool Corp.	16,338	3,511,036
Diversified Telecommunication Services — 0.1%
Space Exploration Technologies Corp. - Class A (a) (b)	7,256	1,239,760
Electric Utilities — 0.2%
NRG Energy, Inc.	16,510	2,411,451
Electrical Equipment — 0.8%
Eaton Corp. PLC (b)	8,189	3,489,497
Regal Rexnord Corp.	10,569	2,517,430
Vertiv Holdings Co. - Class A	10,936	3,661,591
		9,668,518
Electronic Equipment, Instruments & Components — 0.3%
Flex Ltd. (a)	21,948	3,557,112
Entertainment — 0.6%
Netflix, Inc. (a)	12,797	913,706
Spotify Technology SA (a)	5,343	2,453,131
See accompanying notes to financial statements.
BHFTII-162

Brighthouse Funds Trust II
Brighthouse/Wellington Balanced Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Entertainment—(Continued)
Walt Disney Co.	43,239	$4,161,754
		7,528,591
Financial Services — 2.0%
Berkshire Hathaway, Inc. - Class B (a)	21,156	10,586,251
Equitable Holdings, Inc.	57,381	2,517,878
Mastercard, Inc. - Class A	23,441	12,039,298
		25,143,427
Food Products — 0.2%
Freshpet, Inc. (a)	17,137	1,013,139
Mondelez International, Inc. - Class A	30,378	1,757,064
		2,770,203
Gas Utilities — 0.2%
Atmos Energy Corp.	12,770	2,199,888
Ground Transportation — 0.1%
Knight-Swift Transportation Holdings, Inc.	14,406	1,121,795
Health Care Equipment & Supplies — 0.6%
Abbott Laboratories	10,683	969,375
Dexcom, Inc. (a)	8,292	558,466
Edwards Lifesciences Corp. (a)	23,735	2,147,068
Intuitive Surgical, Inc. (a)	2,229	886,429
LivaNova PLC (a)	8,739	718,608
STERIS PLC	6,409	1,349,543
Stryker Corp.	2,422	762,543
		7,392,032
Health Care Providers & Services — 1.0%
Alignment Healthcare, Inc. (a) (b)	103,799	2,471,454
Cardinal Health, Inc.	11,824	2,808,909
Guardian Pharmacy Services, Inc. - Class A (a)	28,587	1,196,938
Humana, Inc.	6,599	2,621,255
UnitedHealth Group, Inc.	8,563	3,559,040
		12,657,596
Health Care REITs — 0.5%
Welltower, Inc. (b)	29,067	6,597,337
Hotels, Restaurants & Leisure — 2.2%
Airbnb, Inc. - Class A (a)	60,496	8,656,978
Hyatt Hotels Corp. - Class A (b)	28,746	5,572,125
Marriott International, Inc. - Class A	12,836	4,756,893
Navan, Inc. - Class A (a)	19,007	434,690
Royal Caribbean Cruises Ltd.	10,612	3,369,628
Starbucks Corp. (b)	47,786	4,883,251
		27,673,565
Household Products — 0.1%
Church & Dwight Co., Inc.	11,252	1,090,094
Insurance — 1.0%
Arch Capital Group Ltd. (a)	22,559	2,189,577
Chubb Ltd.	10,207	3,477,933
Security Description	Shares	Value
Insurance—(Continued)
Everest Group Ltd.	4,989	$1,782,220
Hamilton Insurance Group Ltd. - Class B	32,985	1,119,511
Marsh & McLennan Cos., Inc.	27,511	4,585,258
		13,154,499
Interactive Media & Services — 3.6%
Alphabet, Inc. - Class A	115,003	41,098,622
Meta Platforms, Inc. - Class A	9,060	5,103,408
		46,202,030
IT Services — 0.6%
Akamai Technologies, Inc. (a)	8,236	973,578
International Business Machines Corp.	6,368	1,790,745
MongoDB, Inc. (a)	3,148	1,057,413
Okta, Inc. (a)	9,037	1,233,099
Snowflake, Inc. - Class A (a)	8,515	2,167,068
Twilio, Inc. - Class A (a)	3,968	818,717
		8,040,620
Life Sciences Tools & Services — 0.9%
Danaher Corp.	4,646	884,970
ICON PLC (a)	12,248	2,127,600
Illumina, Inc. (a)	5,566	978,670
Mettler-Toledo International, Inc. (a)	1,536	1,962,255
Revvity, Inc.	11,871	1,320,768
Thermo Fisher Scientific, Inc.	3,720	1,865,059
Waters Corp. (a)	4,626	1,734,935
West Pharmaceutical Services, Inc.	2,858	1,026,022
		11,900,279
Machinery — 0.4%
Cummins, Inc.	1,986	1,416,435
IDEX Corp.	9,067	2,057,756
Middleby Corp. (a)	6,391	1,099,316
		4,573,507
Media — 0.1%
EchoStar Corp. - Class A (a)	3,668	372,302
New York Times Co. - Class A	20,794	1,455,164
		1,827,466
Metals & Mining — 0.1%
Freeport-McMoRan, Inc.	12,540	788,641
Newmont Corp.	9,499	887,206
		1,675,847
Multi-Utilities — 1.3%
CMS Energy Corp. (b)	84,325	6,450,863
Dominion Energy, Inc.	75,066	5,126,257
Sempra	49,092	4,551,319
		16,128,439
Oil, Gas & Consumable Fuels — 2.2%
Devon Energy Corp.	63,793	2,635,927
Exxon Mobil Corp.	94,932	12,979,103
See accompanying notes to financial statements.
BHFTII-163

Brighthouse Funds Trust II
Brighthouse/Wellington Balanced Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Oil, Gas & Consumable Fuels—(Continued)
Marathon Petroleum Corp.	12,565	$3,212,493
Shell PLC (ADR) (b)	61,833	4,794,531
Targa Resources Corp.	17,623	4,725,431
		28,347,485
Passenger Airlines — 0.1%
Delta Air Lines, Inc.	7,740	724,928
Personal Care Products — 0.2%
Unilever PLC (ADR)	35,101	2,110,272
Pharmaceuticals — 2.4%
AstraZeneca PLC (ADR)	11,971	2,269,941
Avalyn Pharma, Inc. (a)	3,517	115,780
Definium Therapeutics, Inc. (a) (b)	4,200	197,568
Eli Lilly & Co.	11,051	13,254,901
GSK PLC (ADR) (b)	38,035	1,993,795
Haleon PLC (ADR) (b)	187,014	1,744,841
Johnson & Johnson	11,907	3,024,021
Merck & Co., Inc.	50,430	6,480,255
Structure Therapeutics, Inc. (ADR) (a)	17,717	950,871
Teva Pharmaceutical Industries Ltd. (ADR) (a)	13,263	449,350
Viatris, Inc.	10,442	165,819
		30,647,142
Professional Services — 0.1%
Parsons Corp. (a)	20,900	1,094,951
Semiconductors & Semiconductor Equipment — 12.4%
Advanced Micro Devices, Inc. (a)	27,008	15,689,217
Broadcom, Inc.	72,292	27,308,303
Cerebras Systems, Inc. - Class A (a)	11,015	2,434,315
Credo Technology Group Holding Ltd. (a)	16,436	4,469,770
Intel Corp. (a)	14,083	1,966,409
KLA Corp.	29,633	8,940,572
Micron Technology, Inc.	18,409	21,249,325
NVIDIA Corp.	326,183	65,265,956
QUALCOMM, Inc.	21,354	3,946,006
Texas Instruments, Inc.	21,979	6,551,281
		157,821,154
Software — 4.2%
Crowdstrike Holdings, Inc. - Class A (a)	2,136	1,630,067
Datadog, Inc. - Class A (a)	5,706	1,485,614
Fortinet, Inc. (a)	1,982	304,475
Microsoft Corp.	87,928	32,798,903
Oracle Corp.	28,669	4,201,442
Palantir Technologies, Inc. - Class A (a)	19,981	2,331,183
Palo Alto Networks, Inc. (a)	13,140	4,481,003
Samsara, Inc. - Class A (a) (b)	34,756	1,127,137
ServiceNow, Inc. (a)	2,856	283,544
Synopsys, Inc. (a)	9,417	4,200,641
		52,844,009
Specialized REITs — 0.0%
Iron Mountain, Inc.	3,268	412,781
Security Description	Shares/ Principal Amount*	Value
Specialty Retail — 0.4%
Ross Stores, Inc.	25,779	$5,487,060
Technology Hardware, Storage & Peripherals — 4.2%
Apple, Inc.	142,808	41,322,923
Sandisk Corp. (a)	2,271	5,163,641
Seagate Technology Holdings PLC	7,451	7,190,215
		53,676,779
Tobacco — 0.6%
British American Tobacco PLC (ADR)	21,509	1,328,396
Philip Morris International, Inc.	31,433	5,686,544
		7,014,940
Trading Companies & Distributors — 0.6%
EquipmentShare.com, Inc. - Class A (a) (b)	63,414	1,246,719
Ferguson Enterprises, Inc.	8,588	2,038,190
WESCO International, Inc.	10,240	3,537,203
WW Grainger, Inc.	605	823,042
		7,645,154
Wireless Telecommunication Services — 0.1%
T-Mobile U.S., Inc.	8,295	1,391,320
Total Common Stocks (Cost $613,971,385)		763,195,960

Agency Sponsored Mortgage-Backed Securities—16.8%
Agency Collateralized Mortgage Obligations — 1.5%
Federal Home Loan Mortgage Corp. Multifamily Structured Credit Risk
6.290%, SOFR30A + 2.700%, 06/25/46 (144A) (c)	180,000	180,257
Federal Home Loan Mortgage Corp. REMICS
Zero Coupon, 11/15/36 (d)	5,468	4,596
1.000%, 02/25/51	354,977	307,745
1.750%, 10/15/42	102,490	89,131
2.000%, 07/25/50	103,066	90,408
2.122%, -1x SOFR30A + 5.750%, 05/25/55 (c) (e)	1,155,181	64,268
2.322%, -1x SOFR30A + 5.950%, 10/25/55 (c) (e)	1,091,204	70,141
2.372%, -1x SOFR30A + 6.000%, 10/25/54 (c) (e)	1,274,355	83,868
2.500%, 05/15/28 (e)	9,549	170
2.500%, 06/25/50 (e)	634,771	95,706
2.500%, 12/25/50 (e)	698,015	112,008
2.500%, 03/25/52	342,541	305,206
3.000%, 03/15/28 (e)	17,556	286
3.000%, 03/15/33 (e)	35,242	2,183
3.000%, 03/25/40	498,762	447,514
3.000%, 12/25/49 (e)	632,951	104,530
3.000%, 09/25/51 (e)	557,335	87,466
3.250%, 11/15/41	60,903	56,554
3.500%, 09/15/26 (e)	465	1
3.500%, 10/15/45	97,562	91,332
4.000%, 07/15/27 (e)	608	6
4.000%, 03/15/28 (e)	70	1
4.000%, 06/15/28 (e)	41	0
4.000%, 07/15/30 (e)	25,392	1,112
See accompanying notes to financial statements.
BHFTII-164

Brighthouse Funds Trust II
Brighthouse/Wellington Balanced Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Agency Sponsored Mortgage-Backed Securities—(Continued)
Security Description	Principal Amount*	Value
Agency Collateralized Mortgage Obligations—(Continued)
Federal Home Loan Mortgage Corp. REMICS
4.000%, 05/25/40 (e)	213,599	$30,733
4.000%, 09/15/41	244,856	234,886
4.000%, 03/25/45 (e)	449,126	71,698
4.750%, 07/15/39	128,053	128,015
5.000%, 09/15/33 (e)	48,122	5,766
5.000%, 02/15/48 (e)	83,471	15,966
5.000%, 08/25/52	213,180	212,474
5.500%, 08/15/33	11,778	12,045
5.500%, 07/15/36	29,362	29,903
5.500%, 06/15/46	43,036	43,828
5.500%, 12/25/51	266,876	267,006
6.500%, 07/15/36	19,933	20,460
6.500%, 04/15/39 (e)	167,511	29,145
Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust
2.500%, 08/25/59	381,852	317,627
3.500%, 11/25/57	336,776	318,902
3.500%, 08/25/58	184,356	171,822
3.500%, 10/25/58	692,006	630,221
Federal Home Loan Mortgage Corp. STACR REMICS Trust
5.128%, SOFR30A + 1.500%, 05/25/46 (144A) (c)	190,000	189,976
6.528%, SOFR30A + 2.900%, 04/25/42 (144A) (c)	969,000	983,167
6.978%, SOFR30A + 3.350%, 06/25/43 (144A) (c)	1,000,000	1,026,970
7.028%, SOFR30A + 3.400%, 10/25/41 (144A) (c)	1,115,000	1,122,300
7.128%, SOFR30A + 3.500%, 05/25/43 (144A) (c)	945,000	982,850
7.178%, SOFR30A + 3.550%, 08/25/42 (144A) (c)	155,000	159,290
7.278%, SOFR30A + 3.650%, 11/25/41 (144A) (c)	426,000	430,066
7.328%, SOFR30A + 3.700%, 09/25/42 (144A) (c)	425,000	438,415
8.128%, SOFR30A + 4.500%, 06/25/42 (144A) (c)	600,000	620,436
Federal Home Loan Mortgage Corp. STRIPS
1.500%, 05/15/37 (e)	1,653,799	80,997
2.000%, 06/15/52 (e)	806,841	102,185
2.500%, 03/15/52 (e)	589,995	86,599
2.500%, 08/25/52 (e)	702,567	106,518
Federal National Mortgage Association Connecticut Avenue Securities Trust
5.178%, SOFR30A + 1.550%, 04/25/46 (144A) (c)	395,000	396,400
6.728%, SOFR30A + 3.100%, 10/25/41 (144A) (c)	174,400	175,534
6.778%, SOFR30A + 3.150%, 12/25/41 (144A) (c)	405,000	408,155
8.128%, SOFR30A + 4.500%, 01/25/42 (144A) (c)	860,000	876,801
11.278%, SOFR30A + 7.650%, 01/25/42 (144A) (c)	650,000	671,834
13.128%, SOFR30A + 9.500%, 03/25/42 (144A) (c)	325,000	343,349
Federal National Mortgage Association Interest STRIPS
2.000%, 09/25/39	94,201	84,014
2.000%, 03/25/52 (e)	756,978	94,139
2.500%, 04/25/52 (e)	796,355	118,774
2.500%, 06/25/52 (e)	652,041	98,293
2.500%, 09/25/52 (e)	681,096	105,639
3.000%, 07/25/52 (e)	1,013,082	179,229
4.000%, 05/25/27 (e)	736	4
Federal National Mortgage Association REMICS
Zero Coupon, 03/25/36 (d)	5,248	4,540
Zero Coupon, 06/25/41 (d)	61,897	47,501
1.750%, 12/25/42	140,925	127,371
1.934%, 04/25/55 (c) (e)	120,488	6,277
Security Description	Principal Amount*	Value
Agency Collateralized Mortgage Obligations—(Continued)
Federal National Mortgage Association REMICS
1.991%, 08/25/44 (c) (e)	92,245	$5,127
2.000%, 03/25/50	291,878	249,544
2.005%, 05/25/46 (c) (e)	111,236	4,980
2.158%, 06/25/55 (c) (e)	82,561	3,691
2.212%, -1x SOFR30A + 5.840%, 03/25/55 (c) (e)	687,067	31,622
2.322%, -1x SOFR30A + 5.950%, 10/25/54 (c) (e)	1,016,658	47,764
2.500%, 06/25/28 (e)	8,184	136
2.500%, 02/25/51 (e)	648,759	107,358
3.000%, 09/25/27 (e)	3,442	34
3.000%, 01/25/28 (e)	14,072	99
3.000%, 08/25/49	201,250	181,440
3.000%, 10/25/50 (e)	520,333	92,704
3.500%, 05/25/27 (e)	4,985	30
3.500%, 10/25/27 (e)	8,835	137
3.500%, 05/25/30 (e)	27,139	1,136
3.500%, 08/25/30 (e)	5,534	142
3.500%, 02/25/31 (e)	68	0
3.500%, 03/25/34 (e)	230,967	4,883
3.500%, 09/25/35 (e)	39,946	3,265
3.500%, 11/25/39 (e)	234,489	19,310
3.500%, 04/25/46	187,628	157,153
3.500%, 10/25/46 (e)	56,400	10,288
3.500%, 12/25/58	430,265	385,473
4.000%, 03/25/42 (e)	23,706	2,265
4.000%, 11/25/42 (e)	11,076	930
4.000%, 02/25/50 (e)	904,959	188,205
4.000%, 06/25/50 (e)	466,670	89,150
4.000%, 09/25/50 (e)	550,750	108,762
4.000%, 11/25/50 (e)	474,531	95,281
5.000%, 12/25/43 (e)	201,813	36,821
5.000%, 07/25/47	605,488	599,349
5.000%, 06/25/48 (e)	199,237	26,864
5.000%, 12/25/51	329,724	327,381
5.500%, 04/25/35	121,192	123,459
5.500%, 04/25/37	32,312	32,980
5.500%, 11/25/40 (e)	161,699	17,050
5.500%, 09/25/44 (e)	137,666	22,540
5.500%, 06/25/48 (e)	153,750	27,228
5.500%, 02/25/52	235,956	236,699
5.500%, 03/25/52	279,737	280,648
5.500%, 04/25/52	275,981	278,969
5.511%, 05/25/42 (c) (e)	1,727	174
6.000%, 01/25/42 (e)	54,217	1,991
Government National Mortgage Association REMICS
0.645%, 02/16/53 (c) (e)	588,611	8,591
2.500%, 12/16/39	57,622	54,563
2.500%, 07/20/41	141,479	127,723
2.500%, 10/20/49	509,489	451,886
3.000%, 09/20/28 (e)	4,520	16
3.000%, 05/20/35 (e)	223,554	8,833
3.000%, 02/16/43 (e)	42,233	5,310
3.500%, 02/16/27 (e)	388	1
3.500%, 03/20/27 (e)	2,735	6
3.500%, 10/20/29 (e)	102,055	4,028
3.500%, 07/20/40 (e)	521	0
See accompanying notes to financial statements.
BHFTII-165

Brighthouse Funds Trust II
Brighthouse/Wellington Balanced Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Agency Sponsored Mortgage-Backed Securities—(Continued)
Security Description	Principal Amount*	Value
Agency Collateralized Mortgage Obligations—(Continued)
Government National Mortgage Association REMICS
3.500%, 04/20/42 (e)	25,239	$564
3.500%, 10/20/42 (e)	229,744	30,959
3.500%, 07/20/43 (e)	71,686	11,886
4.000%, 05/20/29 (e)	4,986	154
4.000%, 05/16/42 (e)	14,551	1,069
4.000%, 09/16/42 (e)	441,631	89,149
4.000%, 01/20/44 (e)	19,502	3,591
4.000%, 11/20/44 (e)	252,248	32,937
4.000%, 03/20/47 (e)	130,031	27,470
4.500%, 08/20/45 (e)	256,132	46,300
4.500%, 05/20/48 (e)	214,736	30,495
5.000%, 02/16/40 (e)	158,443	30,023
5.000%, 10/16/41 (e)	59,840	9,650
5.000%, 12/20/43 (e)	189,720	33,430
5.000%, 01/16/47 (e)	35,723	6,850
5.500%, 03/20/39 (e)	82,504	3,660
5.500%, 02/16/47 (e)	86,276	11,278
5.500%, 02/20/47 (e)	59,161	8,489
6.000%, 09/20/40 (e)	111,893	17,014
6.000%, 02/20/46 (e)	101,008	11,207
		19,672,803
Agency Mortgage-Backed Securities — 15.3%
Federal Home Loan Mortgage Corp.
2.000%, 12/01/40	55,714	48,681
2.000%, 05/01/41	381,165	329,106
2.000%, 12/01/41	410,038	348,281
2.000%, 09/01/50	183,464	149,546
2.000%, 10/01/50	359,626	290,168
2.000%, 02/01/51	542,604	439,288
2.000%, 03/01/51	1,285,130	1,038,069
2.000%, 04/01/51	620,752	498,863
2.000%, 05/01/51	332,294	270,643
2.000%, 08/01/51	138,912	112,175
2.000%, 11/01/51	140,966	114,389
2.000%, 04/01/52	548,442	446,169
2.500%, 05/01/50	180,567	154,407
2.500%, 06/01/50	223,391	190,563
2.500%, 07/01/50	966,053	820,820
2.500%, 09/01/50	361,129	308,078
2.500%, 11/01/50	391,572	331,416
2.500%, 02/01/51	120,275	102,733
2.500%, 03/01/51	308,914	260,273
2.500%, 05/01/51	153,500	129,812
2.500%, 07/01/51	151,841	128,084
2.500%, 08/01/51	114,737	97,232
2.500%, 10/01/51	230,286	194,762
2.500%, 04/01/52	758,207	637,473
3.000%, 07/01/28	54,407	53,748
3.000%, 08/01/29	32,591	31,540
3.000%, 10/01/32	107,393	103,806
3.000%, 04/01/33	111,681	107,326
3.000%, 11/01/36	255,412	242,583
3.000%, 01/01/37	176,232	167,382
3.000%, 12/01/44	3,777	3,402
Security Description	Principal Amount*	Value
Agency Mortgage-Backed Securities—(Continued)
Federal Home Loan Mortgage Corp.
3.000%, 08/01/46	333,338	$299,112
3.000%, 10/01/46	341,143	304,850
3.000%, 11/01/46	747,545	672,516
3.000%, 12/01/46	223,349	200,884
3.000%, 01/01/47	209,585	187,957
3.000%, 05/01/52	233,652	206,635
3.500%, 08/01/34	126,790	122,562
3.500%, 08/01/42	36,381	33,986
3.500%, 11/01/42	52,612	49,622
3.500%, 06/01/46	37,395	34,473
3.500%, 10/01/47	206,514	190,639
3.500%, 12/01/47	81,187	74,718
3.500%, 03/01/48	185,325	172,111
3.500%, 12/01/48	122,847	112,873
4.000%, 05/01/42	161,361	155,241
4.000%, 08/01/42	44,898	43,283
4.000%, 09/01/42	61,234	59,030
4.000%, 07/01/44	2,153	2,043
4.000%, 02/01/46	44,717	42,786
4.000%, 04/01/47	26,623	25,663
4.000%, 09/01/48	25,932	24,660
4.000%, 04/01/49	514,321	489,286
4.000%, 05/01/49	97,132	93,236
4.000%, 07/01/49	380,057	362,490
4.500%, 09/01/43	27,430	26,978
4.500%, 11/01/43	216,617	214,236
4.500%, 10/01/54	2,425,077	2,337,232
5.000%, 05/01/39	1,748	1,775
5.000%, 07/01/40	205,403	206,332
5.000%, 06/01/41	115,291	116,476
5.000%, 03/01/51	43,994	43,254
5.000%, 11/01/52	246,022	243,826
5.000%, 12/01/52	282,365	279,136
5.000%, 04/01/53	193,269	191,655
5.000%, 02/01/56	174,652	172,651
5.000%, 03/01/56	825,347	811,464
5.000%, 06/01/56	6,912,441	6,794,421
5.500%, 07/01/33	23,718	24,187
5.500%, 12/01/37	680,450	696,453
5.500%, 04/01/39	11,749	12,088
5.500%, 06/01/41	44,445	45,772
5.500%, 02/01/53	436,222	441,283
5.500%, 09/01/54	910,739	914,315
5.500%, 10/01/54	76,317	76,803
6.000%, 11/01/52	225,574	231,288
6.000%, 12/01/52	251,784	263,257
6.000%, 03/01/53	127,933	132,464
6.000%, 06/01/54	897,290	918,410
6.000%, 08/01/54	848,953	870,684
6.000%, 11/01/55	354,803	365,014
6.025%, 1Y RFUCCT + 1.900%, 02/01/41 (c)	2,453	2,523
Federal Home Loan Mortgage Corp. Multifamily Structured Pass- Through Certificates
0.569%, 12/25/33 (c) (e)	1,464,541	38,813
0.714%, 10/25/26 (c) (e)	805,164	694
See accompanying notes to financial statements.
BHFTII-166

Brighthouse Funds Trust II
Brighthouse/Wellington Balanced Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Agency Sponsored Mortgage-Backed Securities—(Continued)
Security Description	Principal Amount*	Value
Agency Mortgage-Backed Securities—(Continued)
Federal Home Loan Mortgage Corp. Multifamily Structured Pass- Through Certificates
0.719%, 03/25/27 (c) (e)	3,732,339	$9,525
0.854%, 06/25/27 (c) (e)	2,170,225	9,829
0.953%, 11/25/30 (c) (e)	932,385	29,379
1.105%, 10/25/30 (c) (e)	1,600,955	55,942
1.201%, 06/25/30 (c) (e)	2,982,764	110,941
1.225%, 01/25/30 (c) (e)	2,355,060	78,783
1.527%, 05/25/30 (c) (e)	2,300,723	108,626
1.669%, 05/25/30 (c) (e)	1,444,377	72,696
Federal National Mortgage Association
1.500%, 09/01/51	1,690,181	1,291,375
2.000%, 09/01/40	215,843	189,414
2.000%, 12/01/40	821,874	713,221
2.000%, 04/01/41	250,042	215,893
2.000%, 05/01/41	77,443	66,808
2.000%, 10/01/41	302,308	261,030
2.000%, 02/01/42	191,360	167,927
2.000%, 12/01/50	501,759	404,654
2.000%, 01/01/51	268,629	216,898
2.000%, 02/01/51	1,484,128	1,195,319
2.000%, 03/01/51	1,653,349	1,328,618
2.000%, 04/01/51	2,985,233	2,402,968
2.000%, 05/01/51	342,127	275,378
2.000%, 07/01/51	107,894	86,861
2.250%, 04/01/33	199,492	174,358
2.500%, 06/01/40	482,951	435,797
2.500%, 04/01/50	199,306	170,813
2.500%, 06/01/50	225,370	191,287
2.500%, 07/01/50	37,434	31,666
2.500%, 09/01/50	361,666	305,720
2.500%, 10/01/50	591,904	505,669
2.500%, 01/01/51	257,368	219,815
2.500%, 05/01/51	2,908,812	2,468,121
2.500%, 07/01/51	294,087	247,466
2.500%, 08/01/51	149,742	128,067
2.500%, 09/01/51	185,313	156,955
2.500%, 10/01/51	1,382,545	1,169,815
2.500%, 11/01/51	2,727,356	2,324,918
2.500%, 12/01/51	338,075	288,435
2.500%, 01/01/52	337,359	286,685
2.500%, 03/01/52	499,447	420,856
2.500%, 04/01/52	345,326	292,382
2.500%, 01/01/57	454,962	372,831
3.000%, 07/01/28	79,649	78,280
3.000%, 02/01/31	23,555	22,962
3.000%, 08/01/33	76,435	73,556
3.000%, 03/01/37	205,319	193,394
3.000%, 02/01/43	248,099	225,913
3.000%, 03/01/43	306,441	278,608
3.000%, 04/01/43	293,486	267,512
3.000%, 05/01/43	773,698	710,510
3.000%, 06/01/43	443,907	391,348
3.000%, 02/01/50	155,812	138,320
3.000%, 08/01/50	530,166	469,745
3.000%, 10/01/50	212,256	187,541
Security Description	Principal Amount*	Value
Agency Mortgage-Backed Securities—(Continued)
Federal National Mortgage Association
3.000%, 12/01/50	310,766	$274,581
3.000%, 04/01/51	116,846	102,988
3.000%, 05/01/51	272,886	243,671
3.000%, 08/01/51	137,926	122,507
3.000%, 10/01/51	94,904	83,770
3.000%, 11/01/51	774,039	679,608
3.000%, 12/01/51	418,319	368,786
3.000%, 01/01/52	205,815	182,015
3.000%, 04/01/52	195,518	173,069
3.000%, 05/01/52	300,046	265,362
3.500%, 03/01/43	9,866	9,213
3.500%, 05/01/43	23,919	22,334
3.500%, 07/01/43	51,666	48,466
3.500%, 08/01/43	502,882	470,121
3.500%, 10/01/44	94,557	88,163
3.500%, 02/01/45	95,711	88,950
3.500%, 01/01/46	112,683	104,546
3.500%, 03/01/46	85,050	78,910
3.500%, 09/01/46	165,826	153,407
3.500%, 10/01/46	72,442	66,817
3.500%, 11/01/46	70,162	65,156
3.500%, 12/01/46	399,970	376,984
3.500%, 05/01/47	142,121	132,765
3.500%, 09/01/47	304,420	280,788
3.500%, 12/01/47	43,810	40,475
3.500%, 01/01/48	181,320	166,841
3.500%, 02/01/48	732,598	678,734
3.500%, 07/01/48	220,454	203,899
3.500%, 11/01/48	47,038	43,344
3.500%, 04/01/52	475,054	435,708
3.500%, 09/01/57	761,556	683,163
3.500%, 05/01/58	433,794	389,201
3.920%, 10/01/30	360,000	352,677
3.955%, 11/01/30	360,218	353,169
4.000%, 02/01/29	390	388
4.000%, 10/01/40	213,163	206,313
4.000%, 11/01/40	76,031	73,590
4.000%, 12/01/40	56,897	55,070
4.000%, 02/01/41	26,340	25,585
4.000%, 03/01/41	70,454	68,075
4.000%, 06/01/41	208,487	203,872
4.000%, 08/01/42	38,722	37,481
4.000%, 09/01/42	73,553	71,196
4.000%, 03/01/45	8,982	8,574
4.000%, 07/01/45	56,878	54,545
4.000%, 03/01/46	58,563	56,304
4.000%, 05/01/46	16,465	15,651
4.000%, 06/01/46	75,174	71,486
4.000%, 04/01/47	73,235	70,027
4.000%, 10/01/47	302,692	290,273
4.000%, 06/01/48	543,535	517,899
4.000%, 09/01/48	97,736	92,699
4.000%, 01/01/49	348,218	331,208
4.000%, 04/01/49	648,101	617,938
4.000%, 08/01/49	24,652	23,610
See accompanying notes to financial statements.
BHFTII-167

Brighthouse Funds Trust II
Brighthouse/Wellington Balanced Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Agency Sponsored Mortgage-Backed Securities—(Continued)
Security Description	Principal Amount*	Value
Agency Mortgage-Backed Securities—(Continued)
Federal National Mortgage Association
4.000%, 04/01/50	444,884	$423,336
4.000%, 08/01/51	71,803	69,190
4.000%, 06/01/52	296,340	279,396
4.120%, 11/01/30	571,400	564,013
4.210%, 01/01/31	240,000	237,750
4.500%, 12/01/37	182,812	181,297
4.500%, 10/01/40	147,172	145,485
4.500%, 09/01/41	18,350	18,238
4.500%, 10/01/41	77,860	77,040
4.500%, 08/01/42	10,122	9,956
4.500%, 09/01/43	336,820	332,326
4.500%, 10/01/43	62,031	61,190
4.500%, 12/01/43	43,825	43,191
4.500%, 01/01/44	106,459	105,177
4.500%, 04/01/49	96,301	93,844
4.500%, 01/01/51	468,347	459,380
4.500%, 08/01/52	175,943	170,085
4.500%, 11/01/52	1,021,968	987,768
5.000%, 07/01/41	12,506	12,675
5.000%, 08/01/41	4,984	5,050
5.000%, 09/01/52	478,379	472,920
5.000%, 10/01/52	886,461	878,742
5.000%, 11/01/52	1,115,105	1,105,486
5.000%, 04/01/53	975,713	965,858
5.000%, 07/01/55	43,565	42,822
5.000%, 04/01/56	284,972	280,107
5.000%, 05/01/56	515,000	506,205
5.065%, 12/01/28	490,000	495,692
5.500%, 08/01/28	4,775	4,801
5.500%, 04/01/33	9,141	9,256
5.500%, 08/01/37	57,748	59,085
5.500%, 11/01/39	290,096	295,706
5.500%, 08/01/40	653,503	664,937
5.500%, 04/01/41	6,410	6,625
5.500%, 10/01/52	253,845	256,815
5.500%, 11/01/52	764,814	774,873
5.500%, 12/01/52	871,464	884,799
5.500%, 01/01/53	559,498	566,325
5.500%, 06/01/53	436,335	440,911
5.500%, 11/01/53	219,048	220,775
5.875%, 1Y RFUCCT + 1.750%, 03/01/41 (c)	2,169	2,244
6.000%, 02/01/34	37,988	39,300
6.000%, 08/01/34	20,958	21,731
6.000%, 04/01/35	168,364	174,041
6.000%, 02/01/38	14,632	15,404
6.000%, 03/01/38	6,145	6,447
6.000%, 05/01/38	15,384	16,140
6.000%, 10/01/38	4,366	4,598
6.000%, 12/01/38	6,521	6,865
6.000%, 05/01/53	259,507	269,163
6.000%, 12/01/53	779,732	799,503
6.000%, 01/01/54	386,209	395,402
6.000%, 02/01/54	572,666	585,220
6.000%, 09/01/54	255,713	261,629
6.119%, 1Y RFUCCT + 1.777%, 06/01/41 (c)	13,324	13,720
Security Description	Principal Amount*	Value
Agency Mortgage-Backed Securities—(Continued)
Federal National Mortgage Association
6.295%, 1Y RFUCCT + 1.822%, 09/01/41 (c)	9,701	$9,987
6.500%, 05/01/40	111,976	116,854
Federal National Mortgage Association-ACES
0.389%, 01/25/30 (c) (e)	1,607,008	9,054
1.248%, 06/25/34 (c) (e)	3,587,297	191,371
1.576%, 05/25/29 (c) (e)	1,748,631	44,009
Government National Mortgage Association
2.000%, 10/20/50	530,710	434,676
2.000%, 12/20/50	883,397	723,827
2.000%, 02/20/52	2,047,788	1,677,363
2.000%, 05/20/52	692,267	567,065
2.000%, 07/20/54	388,482	318,911
2.500%, 11/20/49	399,053	343,152
2.500%, 03/20/51	316,766	270,446
2.500%, 04/20/51	1,511,888	1,291,254
2.500%, 09/20/51	422,852	361,061
2.500%, 10/20/51	1,418,536	1,211,245
2.500%, 02/20/52	1,588,927	1,356,832
2.500%, 04/20/52	1,920,221	1,639,613
3.000%, 12/15/44	15,068	13,400
3.000%, 04/15/45	134,976	121,788
3.000%, 07/15/45	6,102	5,530
3.000%, 04/20/51	1,459,960	1,296,827
3.000%, 09/20/51	148,494	131,919
3.000%, 12/20/51	1,347,360	1,196,615
3.000%, 07/20/52	328,978	292,147
3.500%, 03/20/44	207,432	190,002
3.500%, 06/20/46	241,081	221,441
3.500%, 07/20/46	57,036	52,389
3.500%, 10/20/46	62,216	57,342
3.500%, 02/20/47	279,813	255,140
3.500%, 08/20/47	50,186	46,276
3.500%, 11/20/47	56,507	51,790
3.500%, 03/20/48	71,622	65,887
3.500%, 02/20/49	216,838	199,005
3.500%, 07/20/49	205,648	189,194
3.500%, 01/20/51	57,877	52,984
3.500%, 04/20/52	167,002	151,808
3.500%, 06/20/52	484,843	444,325
3.500%, 01/20/53	593,010	543,417
3.875%, 08/15/42	154,402	148,766
4.000%, 09/15/42	210,473	203,325
4.000%, 08/20/45	207,900	198,087
4.000%, 11/20/47	63,774	60,649
4.000%, 03/20/48	168,170	159,426
4.000%, 07/20/48	555,749	527,265
4.000%, 08/20/52	566,878	531,235
4.500%, 04/15/41	139,030	137,383
4.500%, 02/15/42	285,254	292,896
4.500%, 01/20/46	26,776	26,440
4.500%, 05/20/52	43,975	42,583
4.500%, 08/20/52	195,240	189,365
4.500%, 09/20/52	179,836	174,426
4.500%, 10/20/52	807,579	782,324
4.500%, 11/20/54	1,126,680	1,085,857
See accompanying notes to financial statements.
BHFTII-168

Brighthouse Funds Trust II
Brighthouse/Wellington Balanced Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Agency Sponsored Mortgage-Backed Securities—(Continued)
Security Description	Principal Amount*	Value
Agency Mortgage-Backed Securities—(Continued)
Government National Mortgage Association
4.500%, 12/20/54	1,111,393	$1,070,175
5.000%, 12/15/38	10,299	10,323
5.000%, 04/15/39	208,916	211,299
5.000%, 07/15/39	13,940	14,196
5.000%, 10/20/39	4,511	4,574
5.000%, 05/20/40	173,155	174,631
5.000%, 06/20/40	138,431	139,611
5.000%, 07/20/40	54,272	54,735
5.000%, 11/20/49	193,679	191,704
5.500%, 12/15/40	107,924	110,649
Government National Mortgage Association, TBA
5.000%, TBA (f)	2,650,000	2,611,492
5.500%, TBA (f)	3,680,000	3,696,675
6.000%, TBA (f)	4,258,000	4,343,160
Uniform Mortgage-Backed Security, TBA
3.500%, TBA (f)	3,110,000	2,820,381
4.000%, TBA (f)	8,130,000	7,617,755
4.500%, TBA (f)	6,009,000	5,825,927
5.500%, TBA (f)	34,274,000	34,436,902
6.000%, TBA (f)	13,981,000	14,262,822
6.500%, TBA (f)	17,275,000	17,847,461
		193,799,339
Total Agency Sponsored Mortgage-Backed Securities (Cost $220,731,371)		213,472,142

U.S. Treasury & Government Agencies—13.7%
U.S. Treasury — 13.7%
U.S. Treasury Bonds
1.125%, 05/15/40	4,100,000	2,594,051
1.125%, 08/15/40	3,125,000	1,957,275
1.250%, 05/15/50	9,605,000	4,570,629
1.375%, 11/15/40	13,195,000	8,529,846
1.625%, 11/15/50	5,835,000	3,049,927
1.875%, 02/15/41	2,075,000	1,439,693
2.250%, 05/15/41	1,525,000	1,111,701
2.250%, 08/15/46	910,000	593,526
2.375%, 11/15/49	1,385,000	882,126
2.500%, 02/15/45	3,960,000	2,777,259
2.875%, 08/15/45 (g) (h) (i)	19,040,000	14,128,275
2.875%, 11/15/46	1,200,000	876,469
3.000%, 02/15/47	6,040,000	4,494,609
3.000%, 08/15/52	2,540,000	1,800,920
3.125%, 05/15/48	6,365,000	4,781,955
3.375%, 08/15/42	2,385,000	1,990,078
3.375%, 11/15/48	3,805,000	2,976,075
3.625%, 08/15/43	3,785,000	3,224,199
3.625%, 05/15/53	1,650,000	1,318,647
4.125%, 08/15/53	1,595,000	1,393,257
4.250%, 05/15/39	475,000	458,858
4.500%, 08/15/39	685,000	675,581
4.500%, 11/15/54	6,295,000	5,860,006
U.S. Treasury Inflation-Indexed Bonds
0.750%, 02/15/42 (j)	5,203,684	3,969,694
Security Description	Principal Amount*	Value

U.S. Treasury—(Continued)
U.S. Treasury Inflation-Indexed Notes
1.250%, 04/15/31 (j)	11,199,103	$10,849,880
U.S. Treasury Notes
1.375%, 11/15/31	7,975,000	6,887,160
1.875%, 02/28/29 (b)	7,000,000	6,598,867
3.625%, 12/31/30	2,420,000	2,362,998
3.750%, 06/30/30	7,515,000	7,392,881
3.875%, 08/31/32	3,755,000	3,674,033
4.000%, 02/15/34	23,075,000	22,543,193
4.125%, 11/30/31	1,220,000	1,213,471
4.250%, 11/15/34	12,415,000	12,293,760
4.375%, 01/31/32	7,525,000	7,573,501
4.375%, 05/15/36 (b)	1,890,000	1,883,208
4.500%, 11/15/33	3,825,000	3,863,399
4.625%, 05/31/31	10,995,000	11,192,137
Total U.S. Treasury & Government Agencies (Cost $196,988,123)		173,783,144

Corporate Bonds & Notes—6.8%
Advertising — 0.0%
Outfront Media Capital LLC/Outfront Media Capital Corp.
7.375%, 02/15/31 (144A)	220,000	228,781
Aerospace/Defense — 0.1%
Boeing Co.
2.950%, 02/01/30	125,000	117,608
3.200%, 03/01/29 (b)	80,000	77,127
5.150%, 05/01/30	350,000	354,267
5.705%, 05/01/40	71,000	72,196
6.388%, 05/01/31	80,000	85,004
		706,202
Agriculture — 0.1%
Imperial Brands Finance PLC
5.500%, 07/07/36 (144A)	455,000	452,173
Philip Morris International, Inc.
4.375%, 11/01/27	60,000	59,961
4.375%, 04/30/30	135,000	133,639
4.750%, 11/01/31	185,000	185,604
5.125%, 02/15/30	385,000	390,836
5.125%, 02/13/31	360,000	366,612
5.375%, 02/15/33	70,000	71,851
5.625%, 09/07/33	50,000	51,985
		1,712,661
Auto Parts & Equipment — 0.1%
American Axle & Manufacturing, Inc.
6.375%, 10/15/32 (144A)	200,000	199,297
Clarios Global LP/Clarios U.S. Finance Co.
4.750%, 06/15/31 (Reg-S) (EUR)	240,000	277,402
Goodyear Tire & Rubber Co.
6.625%, 07/15/30	35,000	33,803
8.875%, 07/15/32	145,000	146,259
		656,761
See accompanying notes to financial statements.
BHFTII-169

Brighthouse Funds Trust II
Brighthouse/Wellington Balanced Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Banks — 1.0%
Bank of America Corp.
2.592%, SOFR + 2.150%, 04/29/31 (c)	50,000	$46,138
2.972%, SOFR + 1.330%, 02/04/33 (c)	140,000	126,370
4.376%, SOFR + 1.580%, 04/27/28 (c)	475,000	474,497
Bank of Montreal
5.298%, SOFR + 1.208%, 06/02/37 (c)	305,000	305,290
BPCE SA
5.773%, SOFR + 1.627%, 06/02/37 (144A) (c)	250,000	250,583
CaixaBank SA
4.818%, SOFR + 1.210%, 04/22/32 (144A) (c)	200,000	198,368
5.402%, SOFR + 1.530%, 04/22/37 (144A) (c)	400,000	396,040
Citigroup, Inc.
4.503%, SOFR + 1.171%, 09/11/31 (c)	70,000	69,089
CrediaBank SA
9.375%, 5Y EUR Swap + 7.277%, 01/13/31 (Reg-S) (EUR) (c)	100,000	124,312
Goldman Sachs Group, Inc.
2.615%, SOFR + 1.281%, 04/22/32 (c)	260,000	233,503
4.692%, SOFR + 1.135%, 10/23/30 (c)	365,000	363,269
4.972%, SOFR + 1.030%, 06/03/32 (c)	425,000	424,755
5.049%, SOFR + 1.210%, 07/23/30 (c)	145,000	145,850
5.065%, SOFR + 1.190%, 01/21/37 (c)	115,000	112,280
5.094%, SOFR + 1.340%, 04/20/34 (c)	1,145,000	1,140,407
5.218%, SOFR + 1.580%, 04/23/31 (c)	335,000	338,339
HSBC Holdings PLC
4.619%, SOFR + 1.190%, 11/06/31 (c)	200,000	197,159
4.675%, SOFR + 1.210%, 03/10/32 (c)	365,000	359,981
5.208%, SOFR + 1.320%, 05/12/34 (c)	440,000	438,432
5.240%, SOFR + 1.570%, 05/13/31 (c)	400,000	404,379
Intesa Sanpaolo SpA
5.200%, 1Y H15 + 0.950%, 06/29/32 (144A) (c)	200,000	200,448
JPMorgan Chase & Co.
2.545%, SOFR + 1.180%, 11/08/32 (c)	145,000	128,953
2.580%, 3M TSFR + 1.250%, 04/22/32 (c)	110,000	99,137
3.509%, 3M TSFR + 1.207%, 01/23/29 (c)	90,000	88,510
4.005%, 3M TSFR + 1.382%, 04/23/29 (c)	35,000	34,618
4.255%, SOFR + 0.930%, 10/22/31 (c)	510,000	498,577
4.505%, SOFR + 0.860%, 10/22/28 (c)	385,000	384,886
4.946%, SOFR + 1.340%, 10/22/35 (c)	65,000	64,137
4.995%, SOFR + 1.125%, 07/22/30 (c)	395,000	397,675
5.103%, SOFR + 1.435%, 04/22/31 (c)	425,000	429,799
5.299%, SOFR + 1.450%, 07/24/29 (c)	375,000	379,883
5.336%, SOFR + 1.620%, 01/23/35 (c)	485,000	492,241
5.576%, SOFR + 1.635%, 07/23/36 (c)	75,000	76,140
Metro Bank Holdings PLC
12.000%, 1Y UKG + 7.814%, 04/30/29 (Reg-S) (GBP) (c)	150,000	218,655
Morgan Stanley
1.794%, SOFR + 1.034%, 02/13/32 (c)	225,000	195,731
1.928%, SOFR + 1.020%, 04/28/32 (c)	280,000	243,447
2.699%, SOFR + 1.143%, 01/22/31 (c)	155,000	143,936
4.238%, SOFR + 0.800%, 01/09/30 (c)	530,000	523,078
4.431%, 3M TSFR + 1.890%, 01/23/30 (c)	50,000	49,543
4.708%, SOFR + 1.195%, 03/12/32 (c)	170,000	167,899
4.809%, SOFR + 1.180%, 04/16/32 (c)	175,000	173,640
5.164%, SOFR + 1.590%, 04/20/29 (c)	60,000	60,473
5.230%, SOFR + 1.108%, 01/15/31 (c)	90,000	91,015
Security Description	Principal Amount*	Value

Banks—(Continued)
Morgan Stanley
5.296%, SOFR + 1.410%, 04/10/37 (c)	105,000	$104,478
5.320%, SOFR + 1.555%, 07/19/35 (c)	155,000	155,746
5.449%, SOFR + 1.630%, 07/20/29 (c)	115,000	116,522
5.466%, SOFR + 1.730%, 01/18/35 (c)	100,000	101,518
5.656%, SOFR + 1.260%, 04/18/30 (b) (c)	235,000	240,055
5.831%, SOFR + 1.580%, 04/19/35 (c)	195,000	202,305
6.407%, SOFR + 1.830%, 11/01/29 (c)	75,000	77,642
Morgan Stanley Private Bank NA
4.213%, SOFR + 0.762%, 02/08/30 (c)	585,000	577,359
		12,867,087
Beverages — 0.1%
Bacardi Ltd./Bacardi-Martini BV
5.400%, 06/15/33 (144A)	100,000	100,161
Keurig Dr. Pepper, Inc.
2.250%, 03/15/31	266,000	236,454
3.200%, 05/01/30	28,000	26,340
3.950%, 04/15/29	75,000	73,439
4.050%, 04/15/32	260,000	246,711
5.200%, 03/15/31	154,000	155,520
5.300%, 03/15/34	127,000	127,323
		965,948
Building Materials — 0.0%
CP Atlas Buyer, Inc.
9.750%, 07/15/30 (144A) (b)	155,000	148,827
12.750%, 5.750% PIK, 01/15/31 (144A) (k)	61,600	47,318
JH North America Holdings, Inc.
6.125%, 07/31/32 (144A)	170,000	171,410
		367,555
Chemicals — 0.1%
Bond U.S. Bidco 1, Inc./Bidco 2/Bidco 3/German Bidco 1 GmbH/German Bidco 2
7.125%, 06/15/33 (144A)	200,000	201,945
Celanese U.S. Holdings LLC
6.500%, 04/15/30 (b)	120,000	122,296
7.000%, 02/15/31	20,000	20,585
7.375%, 02/15/34 (b)	60,000	61,988
FMC Corp.
8.000%, 06/01/31 (144A)	110,000	114,487
Itelyum Regeneration SpA
5.750%, 04/15/30 (Reg-S) (EUR)	300,000	347,524
Olympus Water U.S. Holding Corp.
6.250%, 10/01/29 (144A)	200,000	197,175
Tronox, Inc.
4.625%, 03/15/29 (144A)	225,000	157,511
		1,223,511
Commercial Services — 0.1%
Allied Universal Holdco LLC
7.875%, 02/15/31 (144A) (b)	220,000	229,984
BCP V Modular Services Finance II PLC
4.750%, 11/30/28 (Reg-S) (EUR)	100,000	107,989
See accompanying notes to financial statements.
BHFTII-170

Brighthouse Funds Trust II
Brighthouse/Wellington Balanced Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Commercial Services—(Continued)
CompoSecure Holdings LLC
5.625%, 02/01/33 (144A)	355,000	$346,536
Element Fleet Management Corp.
4.641%, 11/24/30 (144A)	350,000	345,673
		1,030,182
Computers — 0.0%
McAfee Corp.
7.375%, 02/15/30 (144A) (b)	295,000	250,674
Diversified Financial Services — 0.2%
CrossCountry Intermediate HoldCo LLC
6.500%, 10/01/30 (144A)	250,000	246,408
Equitable America Global Funding
4.700%, 09/15/32 (144A)	190,000	186,173
First Eagle Holdings, Inc.
7.250%, 08/15/32 (144A)	365,000	367,426
Freedom Mortgage Holdings LLC
7.875%, 04/01/33 (144A)	120,000	117,026
9.250%, 02/01/29 (144A)	110,000	113,672
goeasy Ltd.
6.875%, 02/15/31 (144A) (b)	125,000	110,548
Stonebriar ABF Issuer LLC
7.000%, 08/15/31 (144A)	180,000	179,973
Synchrony Financial
2.875%, 10/28/31	190,000	167,653
4.947%, SOFR + 1.530%, 02/25/32 (c)	230,000	224,215
5.450%, SOFR + 1.680%, 03/06/31 (c)	305,000	304,921
6.000%, SOFR + 2.070%, 07/29/36 (b) (c)	285,000	286,328
		2,304,343
Electric — 1.2%
Alabama Power Co.
3.450%, 10/01/49	245,000	173,790
4.150%, 08/15/44	130,000	107,694
Arizona Public Service Co.
5.700%, 08/15/34	130,000	134,314
CHPE LLC
5.100%, 06/30/33 (144A)	545,000	543,566
Clearway Energy Operating LLC
3.750%, 02/15/31 (144A)	130,000	120,577
4.750%, 03/15/28 (144A)	120,000	118,898
5.750%, 01/15/34 (144A)	25,000	24,513
Cleco Corporate Holdings LLC
3.375%, 09/15/29	85,000	79,966
Consolidated Edison Co. of New York, Inc.
3.200%, 12/01/51	250,000	164,405
5.500%, 03/15/55	90,000	85,785
5.750%, 11/15/55 (b)	150,000	147,937
5.875%, 06/15/56	295,000	296,559
Duke Energy Carolinas LLC
4.250%, 12/15/41	205,000	177,900
5.150%, 06/15/36	385,000	385,390
Duke Energy Corp.
2.550%, 06/15/31	110,000	99,183
3.300%, 06/15/41 (b)	90,000	68,675
Security Description	Principal Amount*	Value

Electric—(Continued)
Duke Energy Corp.
4.500%, 08/15/32	40,000	$39,219
4.950%, 09/15/35	130,000	127,220
5.450%, 06/15/34 (b)	50,000	51,068
5.700%, 09/15/55	40,000	38,481
Duke Energy Florida LLC
1.750%, 06/15/30	245,000	219,660
4.850%, 12/01/35	55,000	53,918
Duke Energy Indiana LLC
2.750%, 04/01/50	145,000	89,098
Duke Energy Progress LLC
4.375%, 03/30/44	320,000	271,846
Edison International
4.800%, 03/15/31	300,000	291,863
5.250%, 03/15/32	74,000	72,992
6.250%, 03/15/30	325,000	333,828
Eversource Energy
4.450%, 12/15/30	340,000	334,152
5.125%, 05/15/33	175,000	175,086
Georgia Power Co.
4.300%, 03/15/42	70,000	60,794
4.550%, 03/15/30	65,000	64,836
4.850%, 03/15/31	280,000	281,763
NextEra Energy Capital Holdings, Inc.
6.200%, 5Y H15 + 1.765%, 10/01/56 (b) (c)	505,000	504,512
6.625%, 5Y H15 + 1.685%, 10/01/66 (c)	625,000	634,623
Pacific Gas & Electric Co.
2.500%, 02/01/31	510,000	457,558
3.300%, 08/01/40 (b)	85,000	63,715
3.500%, 08/01/50	95,000	63,376
4.300%, 03/15/45	107,000	84,176
4.600%, 06/15/43	45,000	37,342
4.750%, 02/15/44	85,000	71,975
5.050%, 10/15/32 (b)	110,000	109,327
5.700%, 03/01/35	160,000	161,671
5.800%, 05/15/34	525,000	536,670
5.900%, 06/15/32	180,000	186,163
5.900%, 10/01/54 (b)	40,000	37,776
6.150%, 01/15/33	236,000	246,550
6.300%, 08/15/56	80,000	79,677
6.700%, 04/01/53	50,000	52,010
6.750%, 01/15/53	250,000	262,483
PacifiCorp
5.100%, 04/15/31	25,000	25,229
5.450%, 04/15/33	205,000	208,103
5.800%, 04/15/36	80,000	82,004
7.125%, 5Y H15 + 3.292%, 08/15/56 (c)	243,000	241,369
PG&E Corp.
6.850%, 5Y H15 + 3.225%, 09/15/56 (c)	195,000	194,307
Pinnacle West Capital Corp.
4.900%, 05/15/28	293,000	294,034
5.150%, 05/15/30	307,000	311,071
Public Service Co. of Oklahoma
5.200%, 01/15/35	425,000	423,153
Public Service Enterprise Group, Inc.
6.125%, 10/15/33	110,000	116,424
See accompanying notes to financial statements.
BHFTII-171

Brighthouse Funds Trust II
Brighthouse/Wellington Balanced Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Electric—(Continued)
Puget Energy, Inc.
5.725%, 03/15/35	195,000	$196,241
Southern California Edison Co.
2.250%, 06/01/30	110,000	99,809
3.650%, 02/01/50	50,000	34,592
3.900%, 03/15/43	40,000	30,662
4.000%, 04/01/47	233,000	173,702
4.125%, 03/01/48	309,000	232,565
5.150%, 06/01/29	175,000	176,846
5.450%, 06/01/52	274,000	244,779
5.700%, 03/01/53	170,000	156,897
5.750%, 04/15/54	10,000	9,308
5.875%, 12/01/53	125,000	118,665
5.900%, 03/01/55	46,000	43,917
6.200%, 09/15/55	45,000	44,738
Southern Power Co.
4.800%, 06/15/31	320,000	319,100
4.900%, 10/01/35	170,000	164,930
Southwestern Electric Power Co.
5.200%, 04/01/36	105,000	103,614
5.300%, 04/01/33	25,000	25,331
5.900%, 04/01/56	55,000	54,312
Southwestern Public Service Co.
5.300%, 08/15/36	300,000	299,199
Virginia Electric & Power Co.
2.450%, 12/15/50	91,000	52,118
4.200%, 05/15/45	65,000	53,529
4.950%, 03/15/36 (b)	780,000	763,452
WEC Energy Group, Inc.
4.750%, 01/15/28	290,000	290,717
Xcel Energy, Inc.
4.750%, 03/21/28	205,000	205,579
5.600%, 04/15/35	180,000	183,384
XPLR Infrastructure Operating Partners LP
7.250%, 01/15/29 (144A)	250,000	258,684
		15,056,944
Electronics — 0.0%
Hubbell, Inc.
4.650%, 06/15/31	60,000	59,763
4.900%, 06/15/33	215,000	213,386
Ingram Micro, Inc.
4.750%, 05/15/29 (144A) (b)	250,000	245,527
		518,676
Entertainment — 0.1%
Cinemark USA, Inc.
7.000%, 08/01/32 (144A)	250,000	257,914
Great Canadian Gaming Corp./Raptor LLC
8.750%, 11/15/29 (144A)	230,000	230,112
Penn Entertainment, Inc.
4.125%, 07/01/29 (144A) (b)	210,000	201,347
Six Flags Entertainment Corp./Canada's Wonderland Co./Millennium Operations LLC
8.625%, 01/15/32 (144A) (b)	250,000	257,419
		946,792
Security Description	Principal Amount*	Value

Environmental Control — 0.0%
Veralto Corp.
4.850%, 01/15/32	95,000	$94,847
Food — 0.3%
Bellis Acquisition Co. PLC
8.125%, 05/14/30 (Reg-S) (GBP)	320,000	398,738
Campbell's Co.
5.400%, 03/21/34 (b)	335,000	330,007
Chobani LLC/Chobani Finance Corp., Inc.
6.375%, 04/15/34 (144A)	70,000	71,043
Froneri Lux FinCo SARL
6.000%, 08/01/32 (144A)	250,000	245,159
Industrial F&B Investments III, Inc.
7.750%, 02/11/33 (144A)	195,000	198,732
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings
5.625%, 03/10/37 (144A)	125,000	124,479
6.250%, 03/01/56	55,000	53,875
6.375%, 04/15/66	690,000	677,239
Mars, Inc.
4.800%, 03/01/30 (144A)	65,000	65,194
5.200%, 03/01/35 (144A)	125,000	125,497
5.650%, 05/01/45 (144A)	1,050,000	1,043,311
		3,333,274
Gas — 0.1%
Atmos Energy Corp.
4.750%, 01/15/32	435,000	433,625
NiSource, Inc.
5.300%, 05/18/36	100,000	100,068
Southern California Gas Co.
6.000%, 06/15/55 (b)	350,000	354,751
Southern Co. Gas Capital Corp.
5.100%, 09/15/35	175,000	173,464
Venture Global Plaquemines LNG LLC
7.500%, 05/01/33 (144A)	210,000	230,478
		1,292,386
Healthcare-Products — 0.1%
Augusta SpinCo Corp.
4.656%, 03/23/31	310,000	307,633
4.945%, 03/23/33	175,000	173,926
Avantor Funding, Inc.
3.875%, 11/01/29 (144A)	295,000	281,632
Baxter International, Inc.
2.539%, 02/01/32	435,000	374,447
4.900%, 12/15/30 (b)	190,000	188,596
Thermo Fisher Scientific, Inc.
4.473%, 10/07/32	301,000	296,214
		1,622,448
Healthcare-Services — 0.1%
Acadia Healthcare Co., Inc.
5.000%, 04/15/29 (144A)	80,000	78,752
7.375%, 03/15/33 (144A)	110,000	113,237
See accompanying notes to financial statements.
BHFTII-172

Brighthouse Funds Trust II
Brighthouse/Wellington Balanced Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Healthcare-Services—(Continued)
CHS/Community Health Systems, Inc.
4.750%, 02/15/31 (144A)	45,000	$41,398
6.875%, 04/15/29 (144A)	70,000	68,852
9.750%, 01/15/34 (144A) (b)	110,000	114,849
10.875%, 01/15/32 (144A)	35,000	37,693
HCA, Inc.
3.625%, 03/15/32	80,000	74,469
5.450%, 09/15/34	105,000	106,127
5.600%, 04/01/34	50,000	51,054
Humana, Inc.
5.950%, 03/15/34	124,000	128,359
Star Parent, Inc.
9.000%, 10/01/30 (144A)	220,000	230,242
		1,045,032
Insurance — 0.2%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
7.000%, 01/15/31 (144A) (b)	250,000	254,065
7.375%, 10/01/32 (144A) (b)	100,000	99,256
Asurion LLC/Asurion Co-Issuer, Inc.
8.000%, 12/31/32 (144A)	185,000	186,398
8.375%, 02/01/34 (144A)	70,000	64,798
Athene Global Funding
2.550%, 11/19/30 (144A)	197,000	175,804
5.526%, 07/11/31 (144A)	75,000	75,637
Athene Holding Ltd.
5.875%, 01/15/34	230,000	232,552
Fortitude Global Funding
5.500%, 06/12/31 (144A) (b)	360,000	361,789
GA Global Funding Trust
4.500%, 09/18/30 (144A)	150,000	145,348
5.200%, 12/09/31 (144A)	200,000	197,612
Global Atlantic Fin Co.
3.125%, 06/15/31 (144A)	250,000	224,268
7.950%, 06/15/33 (144A)	10,000	11,064
Globe Life, Inc.
4.800%, 06/15/32	355,000	349,814
Principal Financial Group, Inc.
5.300%, 01/15/37	190,000	188,208
Sammons Financial Group Global Funding
5.100%, 06/22/31 (144A)	115,000	114,521
		2,681,134
Internet — 0.3%
Alphabet, Inc.
5.750%, 02/15/66 (b)	20,000	19,786
Amazon.com, Inc.
5.550%, 11/20/65	90,000	84,093
5.950%, 03/13/66	455,000	452,386
Meta Platforms, Inc.
5.550%, 08/15/64	390,000	340,812
5.750%, 11/15/65	790,000	709,682
6.450%, 05/15/66	925,000	913,551
United Group BV
6.500%, 10/31/31 (144A) (EUR)	200,000	235,816
Security Description	Principal Amount*	Value

Internet—(Continued)
Wayfair LLC
7.125%, 05/31/34 (144A)	43,000	$44,211
7.250%, 10/31/29 (144A)	250,000	258,015
		3,058,352
Investment Companies — 0.2%
ARES Strategic Income Fund
5.550%, 04/15/31	230,000	223,179
Blackstone Private Credit Fund
5.950%, 07/16/29	95,000	95,035
5.950%, 05/15/31 (b)	140,000	137,824
HA Sustainable Infrastructure Capital, Inc.
5.950%, 07/15/33 (144A)	560,000	562,383
HPS Corporate Lending Fund
5.450%, 11/15/30	95,000	91,837
5.650%, 04/02/31 (144A)	505,000	490,149
5.850%, 06/05/30	240,000	236,608
6.300%, 08/19/31 (144A)	85,000	84,788
		1,921,803
Leisure Time — 0.0%
NCL Corp. Ltd.
6.250%, 03/01/30 (144A)	120,000	119,711
6.250%, 09/15/33 (144A)	40,000	38,847
6.750%, 02/01/32 (144A)	255,000	254,426
		412,984
Machinery-Diversified — 0.0%
Westinghouse Air Brake Technologies Corp.
4.900%, 05/29/30	290,000	291,827
Media — 0.3%
CCO Holdings LLC/CCO Holdings Capital Corp.
4.250%, 02/01/31 (144A)	300,000	270,175
4.750%, 02/01/32 (144A)	150,000	133,796
7.375%, 02/01/36 (144A) (b)	75,000	73,551
Charter Communications Operating LLC/Charter Communications Operating Capital
3.700%, 04/01/51	100,000	62,046
5.125%, 07/01/49	495,000	382,044
5.375%, 05/01/47	375,000	303,523
5.750%, 04/01/48	830,000	698,639
6.484%, 10/23/45	350,000	320,857
Comcast Corp.
2.800%, 01/15/51	125,000	69,670
2.887%, 11/01/51	442,000	250,500
2.937%, 11/01/56	5,000	2,708
2.987%, 11/01/63	157,000	81,677
3.400%, 07/15/46	55,000	37,105
Cox Communications, Inc.
5.450%, 09/01/34 (144A)	55,000	52,388
5.950%, 09/01/54 (144A)	235,000	202,679
Directv Financing LLC/Directv Financing Co-Obligor, Inc.
9.250%, 06/01/32 (144A)	140,000	142,246
10.000%, 02/15/31 (144A)	120,000	124,525
See accompanying notes to financial statements.
BHFTII-173

Brighthouse Funds Trust II
Brighthouse/Wellington Balanced Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Media—(Continued)
Paramount Global
4.200%, 05/19/32 (b)	435,000	$377,454
5.250%, 04/01/44	250,000	171,790
5.850%, 09/01/43	133,000	99,583
Scripps Escrow II, Inc.
3.875%, 01/15/29 (144A) (b)	195,000	177,895
Time Warner Cable LLC
4.500%, 09/15/42	290,000	218,569
		4,253,420
Mining — 0.1%
Anglo American Capital PLC
3.875%, 03/16/29 (144A)	200,000	196,138
Glencore Funding LLC
5.371%, 04/04/29 (144A)	10,000	10,156
5.634%, 04/04/34 (144A)	110,000	112,895
6.375%, 10/06/30 (144A)	290,000	305,701
Kaiser Aluminum Corp.
4.500%, 06/01/31 (144A)	125,000	119,663
5.875%, 03/01/34 (144A) (b)	120,000	118,753
Southern Copper Corp.
5.350%, 06/24/36	360,000	358,020
		1,221,326
Oil & Gas — 0.3%
ConocoPhillips Co.
3.800%, 03/15/52	159,000	116,678
4.025%, 03/15/62	30,000	21,856
5.650%, 01/15/65	20,000	19,258
5.700%, 09/15/63	130,000	126,165
Diamondback Energy, Inc.
5.400%, 04/18/34	220,000	223,153
5.900%, 04/18/64	145,000	141,442
6.250%, 03/15/53	100,000	103,658
Ecopetrol SA
7.750%, 02/01/32	465,000	486,885
Eni SpA
5.250%, 05/18/36 (144A)	780,000	767,071
Matador Resources Co.
6.500%, 04/15/32 (144A)	250,000	251,365
Petroleos Mexicanos
5.950%, 01/28/31	600,000	593,217
6.350%, 02/12/48	505,000	416,411
Saudi Arabian Oil Co.
6.375%, 06/02/55 (144A)	200,000	203,606
SM Energy Co.
6.750%, 08/01/29 (144A)	250,000	254,555
Talos Production, Inc.
9.000%, 02/01/29 (144A)	182,000	189,625
		3,914,945
Oil & Gas Services — 0.0%
USA Compression Partners LP/USA Compression Finance Corp.
6.250%, 10/01/33 (144A)	230,000	228,029
Security Description	Principal Amount*	Value

Packaging & Containers — 0.1%
Clydesdale Acquisition Holdings, Inc.
6.625%, 04/15/29 (144A) (b)	120,000	$119,850
8.750%, 04/15/30 (144A) (b)	168,000	165,717
Mauser Packaging Solutions Holding Co.
9.250%, 04/15/30 (144A) (b)	250,000	245,950
		531,517
Pharmaceuticals — 0.1%
Cardinal Health, Inc.
4.500%, 09/15/30	305,000	302,476
5.000%, 11/15/29	445,000	449,338
5.350%, 11/15/34	110,000	111,295
Cencora, Inc.
5.125%, 02/15/34	70,000	70,248
Teva Pharmaceutical Finance Netherlands III BV
6.000%, 12/01/32	200,000	207,529
Viatris, Inc.
3.850%, 06/22/40 (b)	360,000	283,066
4.000%, 06/22/50	150,000	102,969
		1,526,921
Pipelines — 0.4%
Buckeye Partners LP
6.750%, 02/01/30 (144A)	300,000	309,841
Columbia Pipelines Holding Co. LLC
4.999%, 11/17/32 (144A)	295,000	291,733
5.097%, 10/01/31 (144A)	62,000	62,059
Columbia Pipelines Operating Co. LLC
5.507%, 05/15/36 (144A)	40,000	40,161
Enbridge, Inc.
5.450%, 03/27/36	225,000	227,412
Galaxy Pipeline Assets Bidco Ltd.
2.940%, 09/30/40 (144A)	309,852	257,037
2.940%, 09/30/40 (Reg-S)	169,782	141,025
Green Palm Bidco SARL
5.957%, 06/30/41 (144A)	465,000	469,920
Greensaif Pipelines Bidco SARL
5.853%, 02/23/36 (144A)	225,000	229,709
6.129%, 02/23/38 (Reg-S)	200,000	207,034
Hess Midstream Operations LP
4.250%, 02/15/30 (144A)	400,000	385,848
6.500%, 06/01/29 (144A)	290,000	295,927
MPLX LP
5.000%, 01/15/33	350,000	347,700
5.500%, 06/01/34	560,000	566,162
Northriver Midstream Finance LP
6.750%, 07/15/32 (144A)	250,000	253,174
ONEOK, Inc.
4.750%, 10/15/31	105,000	103,790
5.050%, 11/01/34	185,000	180,948
5.400%, 10/15/35	40,000	39,931
6.050%, 09/01/33	185,000	193,653
6.100%, 11/15/32	105,000	110,375
7.150%, 01/15/51	75,000	83,148
Rockies Express Pipeline LLC
6.750%, 03/15/33 (144A) (b)	220,000	226,141
See accompanying notes to financial statements.
BHFTII-174

Brighthouse Funds Trust II
Brighthouse/Wellington Balanced Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Pipelines—(Continued)
Williams Cos., Inc.
5.150%, 03/15/36	200,000	$196,573
5.650%, 03/15/33	70,000	72,063
		5,291,364
Real Estate Investment Trusts — 0.1%
American Assets Trust LP
3.375%, 02/01/31	172,000	157,222
Hudson Pacific Properties LP
4.650%, 04/01/29 (b)	130,000	123,140
5.950%, 02/15/28 (b)	120,000	118,818
Kilroy Realty LP
3.050%, 02/15/30	110,000	101,606
5.875%, 10/15/35 (b)	705,000	696,808
Prologis Targeted U.S. Logistics Fund LP
4.250%, 01/15/31 (144A)	140,000	136,429
4.750%, 01/15/36 (144A)	320,000	306,850
		1,640,873
Retail — 0.1%
Bertrand Franchise Finance SAS
5.988%, 3M EURIBOR + 3.750%, 07/18/30 (Reg-S) (EUR) (c)	210,000	239,911
LBM Acquisition LLC
9.500%, 06/15/31 (144A)	135,000	119,706
Petco Health & Wellness Co., Inc.
8.250%, 02/01/31 (144A) (b)	354,000	356,766
Specialty Building Products Holdings LLC/SBP Finance Corp.
7.750%, 10/15/29 (144A) (b)	340,000	312,784
Staples, Inc.
10.750%, 09/01/29 (144A)	238,000	227,040
		1,256,207
Semiconductors — 0.2%
Broadcom, Inc.
3.469%, 04/15/34	400,000	359,196
5.200%, 07/15/35	295,000	295,992
Foundry JV Holdco LLC
6.150%, 01/25/32 (144A)	230,000	241,247
Intel Corp.
3.100%, 02/15/60	205,000	117,017
3.250%, 11/15/49	307,000	199,887
3.734%, 12/08/47	685,000	493,152
5.300%, 05/15/36	40,000	39,800
NVIDIA Corp.
5.550%, 06/15/46	545,000	540,951
Qorvo, Inc.
3.375%, 04/01/31 (144A)	385,000	351,660
		2,638,902
Software — 0.4%
AthenaHealth Group, Inc.
6.500%, 02/15/30 (144A)	331,000	317,371
Cloud Software Group, Inc.
6.500%, 03/31/29 (144A)	125,000	121,285
6.625%, 08/15/33 (144A)	39,000	33,813
Security Description	Principal Amount*	Value

Software—(Continued)
Cloud Software Group, Inc.
9.000%, 09/30/29 (144A)	125,000	$121,329
Open Text Corp.
3.875%, 12/01/29 (144A)	340,000	312,611
Oracle Corp.
3.600%, 04/01/40	390,000	284,375
3.600%, 04/01/50	560,000	340,543
3.650%, 03/25/41	49,000	35,187
3.850%, 04/01/60	395,000	231,979
3.950%, 03/25/51	260,000	166,343
4.100%, 03/25/61	35,000	21,409
4.300%, 07/08/34	117,000	104,424
4.700%, 09/27/34 (b)	40,000	36,649
4.800%, 09/26/32 (b)	920,000	875,390
4.900%, 02/06/33	160,000	151,700
5.350%, 05/04/33	355,000	344,838
5.500%, 09/27/64	115,000	88,939
5.875%, 09/26/45	111,000	97,166
6.000%, 08/03/55	135,000	114,939
6.100%, 09/26/65	135,000	112,947
6.850%, 02/04/66	235,000	218,735
Rocket Software, Inc.
6.500%, 02/15/29 (144A)	174,000	156,680
9.000%, 11/28/28 (144A)	195,000	193,835
		4,482,487
Telecommunications — 0.3%
Altice France SA
6.500%, 04/15/32 (144A)	249,990	241,596
AT&T, Inc.
6.300%, 10/30/66	215,000	213,083
Beacon Point DC LLC
6.129%, 11/30/42 (144A)	310,000	312,662
EchoStar Corp.
6.750%, 6.750% PIK, 11/30/30 (k)	250,000	254,150
HUT 8 DC LLC
6.192%, 11/15/42 (144A) (b)	105,000	106,353
Iliad Holding SAS
6.875%, 04/15/31 (Reg-S) (EUR)	200,000	240,452
Level 3 Financing, Inc.
7.000%, 03/31/34 (144A)	120,000	123,737
7.500%, 02/15/37 (144A) (b)	140,000	143,693
8.500%, 01/15/36 (144A)	90,000	96,645
NTT Finance Corp.
5.171%, 07/16/32 (144A)	220,000	219,981
5.259%, 11/01/33 (144A)	295,000	294,091
Road Michigan Property Owner I LLC
7.500%, 03/30/45 (144A)	645,000	642,901
Space Exploration Technologies Corp.
5.650%, 07/15/33 (144A)	730,000	725,651
6.600%, 07/15/46 (144A)	255,000	248,011
See accompanying notes to financial statements.
BHFTII-175

Brighthouse Funds Trust II
Brighthouse/Wellington Balanced Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Telecommunications—(Continued)
WULF Compute LLC
7.750%, 10/15/30 (144A)	220,000	$231,076
		4,094,082
Total Corporate Bonds & Notes (Cost $87,255,457)		85,670,277

Non-Agency Mortgage-Backed Securities—5.0%
Collateralized Mortgage Obligations — 2.3%
A&D Mortgage Trust
5.114%, 02/25/71 (144A) (l)	96,759	95,537
Angel Oak Mortgage Trust
0.951%, 07/25/66 (144A) (c)	416,304	361,181
0.985%, 04/25/66 (144A) (c)	187,537	161,795
0.990%, 04/25/53 (144A) (c)	78,945	76,258
1.068%, 05/25/66 (144A) (c)	345,241	298,729
1.820%, 11/25/66 (144A) (c)	323,679	289,802
Arroyo Mortgage Trust
3.347%, 04/25/49 (144A) (c)	131,721	127,804
3.495%, 12/25/56 (144A) (l)	393,605	382,049
Barclays Mortgage Loan Trust
5.190%, 12/25/65 (144A) (l)	419,944	416,886
BINOM Mortgage Loan Trust
5.060%, 02/25/66 (144A) (c)	396,289	392,860
5.314%, 02/25/66 (144A) (l)	98,579	97,688
5.466%, 02/25/66 (144A) (l)	98,579	97,721
BINOM Securitization Trust
2.034%, 06/25/56 (144A) (c)	191,173	174,815
BRAVO Residential Funding Trust
0.941%, 02/25/49 (144A) (c)	79,009	74,951
5.104%, 12/25/65 (144A) (l)	143,391	142,386
COLT Mortgage Loan Trust
0.910%, 06/25/66 (144A) (c)	274,118	237,843
0.956%, 09/27/66 (144A) (c)	521,740	434,795
4.758%, 02/25/71 (144A) (c)	259,689	256,276
4.960%, 02/25/71 (144A) (l)	102,896	101,487
5.112%, 02/25/71 (144A) (l)	112,695	111,135
CSMC Trust
0.938%, 05/25/66 (144A) (c)	288,574	242,338
2.841%, 10/25/66 (144A) (c)	362,144	327,854
3.250%, 04/25/47 (144A) (c)	194,390	182,131
3.265%, 11/25/66 (144A) (c)	930,340	843,740
4.148%, 12/27/60 (144A) (c)	205,193	204,523
Deephaven Residential Mortgage Trust
0.899%, 04/25/66 (144A) (c)	119,608	106,424
Ellington Financial Mortgage Trust
0.931%, 06/25/66 (144A) (c)	131,067	111,196
2.206%, 01/25/67 (144A) (c)	415,007	365,492
5.381%, 12/25/70 (144A) (l)	304,984	302,245
GCAT Trust
1.091%, 05/25/66 (144A) (c)	324,430	284,186
1.262%, 07/25/66 (144A) (c)	710,109	595,663
1.915%, 08/25/66 (144A) (c)	205,248	190,598
2.885%, 12/27/66 (144A) (c)	688,635	626,914
5.610%, 04/25/71 (144A) (l)	173,911	173,304
Security Description	Principal Amount*	Value

Collateralized Mortgage Obligations—(Continued)
GS Mortgage-Backed Securities Trust
4.869%, 03/25/66 (144A) (c)	287,780	$283,881
5.225%, 03/25/66 (144A) (l)	89,433	88,450
Imperial Fund Mortgage Trust
2.091%, 01/25/57 (144A) (c)	301,826	264,480
2.493%, 02/25/67 (144A) (c)	1,093,014	1,003,905
4.638%, 03/25/67 (144A) (l)	894,358	849,648
JP Morgan Mortgage Trust
5.416%, 09/25/56 (144A) (c)	158,061	157,433
Legacy Mortgage Asset Trust
5.650%, 11/25/60 (144A) (l)	109,586	109,681
5.750%, 04/25/61 (144A) (l)	159,201	159,312
5.750%, 07/25/61 (144A) (l)	212,678	212,940
MetLife Securitization Trust
3.750%, 03/25/57 (144A) (c)	203,167	195,945
MFA Trust
1.029%, 11/25/64 (144A) (c)	178,508	157,955
Morgan Stanley Residential Mortgage Loan Trust
4.250%, 02/25/65 (144A) (c)	856,840	828,843
4.767%, 01/25/71 (144A) (c)	532,636	524,490
5.032%, 12/25/70 (144A) (l)	93,408	92,026
5.075%, 03/25/71 (144A) (c)	586,314	581,257
5.172%, 01/25/71 (144A) (l)	244,149	240,179
5.400%, 03/25/71 (144A) (l)	213,380	212,026
5.440%, 04/27/71 (144A) (c)	1,114,526	1,111,621
5.552%, 03/25/71 (144A) (l)	331,604	329,503
New Residential Mortgage Loan Trust
2.492%, 09/25/59 (144A) (c)	37,809	36,398
3.500%, 08/25/59 (144A) (c)	174,315	163,201
3.748%, 09/25/57 (144A) (c)	257,784	241,285
3.750%, 11/26/35 (144A) (c)	165,797	159,682
4.000%, 03/25/57 (144A) (c)	323,801	311,672
4.513%, 1M TSFR + 0.864%, 01/25/48 (144A) (c)	177,555	175,500
5.010%, 10/26/65 (144A) (c)	413,610	411,672
5.179%, 11/25/65 (144A) (l)	92,932	91,648
5.365%, 10/26/65 (144A) (l)	489,802	488,989
NMLT Trust
1.185%, 05/25/56 (144A) (c)	491,419	427,313
OBX Trust
1.072%, 02/25/66 (144A) (c)	320,156	283,841
4.818%, 12/01/65 (144A) (c)	291,181	288,882
5.042%, 12/01/65 (144A) (l)	515,533	512,004
5.143%, 12/01/65 (144A) (l)	348,462	344,014
5.316%, 04/26/66 (144A) (l)	175,336	174,565
5.417%, 04/26/66 (144A) (l)	332,163	330,699
Onity Loan Investment Trust
3.000%, 11/25/38 (144A) (c)	390,244	370,099
PRET Trust
3.850%, 09/25/69 (144A) (l)	1,004,984	981,060
4.150%, 04/25/65 (144A) (l)	594,328	576,832
PRPM LLC
3.750%, 04/25/55 (144A) (l)	851,817	828,432
5.503%, 08/25/30 (144A) (l)	375,336	373,782
5.699%, 11/25/29 (144A) (l)	125,300	125,366
5.729%, 07/25/30 (144A) (l)	208,494	207,706
5.774%, 08/25/28 (144A) (l)	544,862	543,080
See accompanying notes to financial statements.
BHFTII-176

Brighthouse Funds Trust II
Brighthouse/Wellington Balanced Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Non-Agency Mortgage-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Collateralized Mortgage Obligations—(Continued)
PRPM LLC
5.870%, 11/25/29 (144A) (l)	287,539	$287,716
6.255%, 05/25/30 (144A) (l)	93,030	92,996
PRPM Trust
4.845%, 01/25/56 (144A) (l)	126,105	124,737
5.206%, 01/25/56 (144A) (l)	100,000	99,165
RCO VIII Mortgage LLC
6.435%, 05/25/30 (144A) (l)	38,387	38,420
SG Residential Mortgage Trust
3.953%, 03/27/62 (144A) (c)	441,556	414,962
Starwood Mortgage Residential Trust
0.943%, 05/25/65 (144A) (c)	45,368	43,372
1.920%, 11/25/66 (144A) (c)	530,159	466,366
Towd Point Mortgage Trust
2.918%, 11/30/60 (144A) (c)	1,063,075	948,648
Verus Securitization Trust
0.918%, 02/25/64 (144A) (c)	99,545	94,996
0.938%, 07/25/66 (144A) (c)	233,768	197,675
1.031%, 02/25/66 (144A) (c)	114,090	103,170
1.046%, 06/25/66 (144A) (c)	927,538	815,941
2.824%, 11/25/66 (144A) (c)	363,142	330,903
2.829%, 10/25/66 (144A) (l)	889,920	810,866
5.130%, 02/25/67 (144A) (l)	128,913	122,658
		29,732,494
Commercial Mortgage-Backed Securities — 2.7%
280 Park Avenue Mortgage Trust
6.031%, 1M TSFR + 2.419%, 09/15/34 (144A) (c)	460,000	457,413
ACREC LLC
5.237%, 1M TSFR + 1.600%, 01/18/43 (144A) (c)	300,000	300,093
AREIT Trust
5.386%, 1M TSFR + 1.750%, 07/25/43 (144A) (c)	325,000	325,101
Bank
0.694%, 11/15/62 (c) (e)	4,441,179	75,349
0.749%, 11/15/62 (c) (e)	2,189,243	42,119
0.798%, 12/15/52 (c) (e)	3,566,543	68,396
0.839%, 11/15/50 (c) (e)	6,560,697	38,452
0.846%, 11/15/54 (c) (e)	634,081	4,792
0.922%, 09/15/62 (c) (e)	3,899,538	84,625
1.024%, 05/15/62 (c) (e)	2,752,586	60,827
1.281%, 02/15/56 (c) (e)	1,208,961	62,599
1.347%, 10/15/57 (c) (e)	3,157,244	236,118
1.875%, 03/15/63 (c) (e)	4,783,831	283,421
3.688%, 02/15/61	1,700,000	1,673,390
Bank5
1.258%, 12/15/56 (c) (e)	880,923	17,054
5.535%, 02/15/59	616,000	617,228
BBCMS Mortgage Trust
1.076%, 04/15/53 (c) (e)	1,280,000	42,809
1.344%, 02/15/62 (c) (e)	1,771,682	135,545
1.603%, 02/15/50 (c) (e)	4,121,720	8,228
1.863%, 02/15/57 (c) (e)	2,020,022	173,320
5.780%, 02/15/59 (c)	160,000	161,501
5.902%, 06/15/59	360,000	370,208
6.232%, 06/15/59 (c)	333,000	335,956
Security Description	Principal Amount*	Value

Commercial Mortgage-Backed Securities—(Continued)
BDS LLC
4.989%, 1M TSFR + 1.350%, 05/19/43 (144A) (c)	540,000	$540,073
5.189%, 1M TSFR + 1.550%, 05/19/43 (144A) (c)	400,000	400,125
Benchmark Mortgage Trust
0.610%, 07/15/51 (c) (e)	3,657,024	31,749
0.640%, 01/15/51 (c) (e)	1,423,540	9,828
1.131%, 08/15/52 (c) (e)	1,693,478	36,707
1.378%, 03/15/62 (c) (e)	4,981,365	138,806
1.602%, 01/15/54 (c) (e)	2,313,485	122,846
1.874%, 07/15/53 (c) (e)	1,004,679	48,255
3.882%, 02/15/51 (c)	795,000	783,111
4.016%, 03/15/52	630,000	614,450
5.436%, 02/15/59	370,000	372,351
5.687%, 02/15/59 (c)	340,000	342,200
BOCA Commercial Mortgage Trust
5.525%, 1M TSFR + 1.900%, 12/15/42 (144A) (c)	550,000	551,031
BOS Trust
5.643%, 05/11/41 (144A) (c)	505,000	501,158
BPR Trust
5.850%, 11/05/41 (144A) (c)	220,000	222,517
Bridge Commercial Mortgage Trust
5.200%, 1M TSFR + 1.600%, 06/15/39 (144A) (c)	285,000	285,713
BSTN Commercial Mortgage Trust
5.062%, 04/13/41 (144A) (c)	225,000	222,980
BX Commercial Mortgage Trust
5.175%, 1M TSFR + 1.550%, 04/15/43 (144A) (c)	2,107,864	2,110,687
5.325%, 1M TSFR + 1.700%, 02/15/43 (144A) (c)	560,000	563,850
BX Trust
4.975%, 1M TSFR + 1.350%, 02/15/36 (144A) (c)	265,000	264,669
5.025%, 1M TSFR + 1.400%, 05/15/43 (144A) (c)	600,000	600,562
5.075%, 1M TSFR + 1.450%, 05/15/38 (144A) (c)	208,524	209,175
5.075%, 1M TSFR + 1.450%, 04/15/41 (144A) (c)	195,000	195,305
5.180%, 1M TSFR + 1.550%, 07/15/43 (144A) (c)	225,000	225,000
5.275%, 1M TSFR + 1.650%, 05/15/38 (144A) (c)	158,876	159,372
5.350%, 12/13/42 (144A) (c)	330,000	329,317
6.225%, 1M TSFR + 2.600%, 12/15/42 (144A) (c)	580,000	581,812
BXMT Ltd.
5.089%, 1M TSFR + 1.450%, 08/19/43 (144A) (c)	370,000	370,240
COMM Mortgage Trust
1.289%, 10/15/45 (c) (e)	68,890	1,698
2.819%, 01/10/39 (144A)	205,000	200,558
4.084%, 01/10/39 (144A) (c)	210,000	202,791
CSAIL Commercial Mortgage Trust
1.539%, 01/15/49 (c) (e)	28,854	1
DBJPM Mortgage Trust
1.697%, 09/15/53 (c) (e)	777,440	28,824
DC Trust
5.934%, 04/13/40 (144A) (c)	200,000	200,076
7.286%, 04/13/40 (144A) (c)	100,000	98,985
Extended Stay America Trust
5.025%, 1M TSFR + 1.400%, 02/15/43 (144A) (c)	562,152	563,909
5.225%, 1M TSFR + 1.600%, 10/15/42 (144A) (c)	101,129	101,445
6.525%, 1M TSFR + 2.900%, 02/15/43 (144A) (c)	224,861	227,140
FS Commercial Mortgage Trust
5.350%, 1M TSFR + 1.700%, 07/15/41 (144A) (c)	130,000	129,715
See accompanying notes to financial statements.
BHFTII-177

Brighthouse Funds Trust II
Brighthouse/Wellington Balanced Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Non-Agency Mortgage-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Commercial Mortgage-Backed Securities—(Continued)
GS Mortgage Securities Corp. II
5.887%, 03/10/41 (144A) (c)	615,000	$611,796
GS Mortgage Securities Corp. Trust
2.954%, 11/05/34 (144A)	862,950	797,457
GS Mortgage Securities Trust
5.100%, 04/10/47 (144A) (c)	421,315	315,974
GS REFT Issuer Ltd.
5.289%, 1M TSFR + 1.650%, 10/19/43 (144A) (c)	145,000	145,069
HIH Trust
5.966%, 1M TSFR + 2.341%, 10/15/41 (144A) (c)	164,097	164,558
HTL Commercial Mortgage Trust
6.774%, 05/10/39 (144A) (c)	280,000	281,508
7.324%, 05/10/39 (144A) (c)	150,000	150,912
INT Commercial Mortgage Trust
5.042%, 11/05/37 (144A) (c)	240,000	239,102
5.342%, 11/05/37 (144A) (c)	100,000	99,630
JP Morgan Chase Commercial Mortgage Securities Trust
2.812%, 01/16/37 (144A)	305,000	274,503
3.691%, 12/15/47 (144A) (c)	130,000	106,272
JW Commercial Mortgage Trust
5.325%, 1M TSFR + 1.700%, 06/15/39 (144A) (c)	55,000	55,206
KRE Commercial Mortgage Trust
5.475%, 1M TSFR + 1.850%, 05/15/43 (144A) (c)	965,000	966,206
KSL Commercial Mortgage Trust
5.400%, 1M TSFR + 1.800%, 06/15/43 (144A) (c)	240,000	240,450
MAD Commercial Mortgage Trust
5.265%, 10/15/42 (144A) (c)	630,000	627,557
MF1 LLC
5.125%, 1M TSFR + 1.488%, 05/18/42 (144A) (c)	720,000	721,552
Morgan Stanley Capital I Trust
1.404%, 06/15/50 (c) (e)	1,229,901	8,793
3.912%, 09/09/32 (144A)	1,140,000	1,071,382
5.069%, 07/15/49 (144A) (c)	265,000	263,569
5.208%, 10/12/52 (144A) (c)	13,627	383
MTN Commercial Mortgage Trust
5.455%, 05/15/43 (144A) (c)	100,000	99,939
5.757%, 05/15/43 (144A) (c)	100,000	100,147
National Commercial Mortgage Trust
4.975%, 1M TSFR + 1.350%, 06/15/43 (144A) (c)	1,690,000	1,691,054
Natixis Commercial Mortgage Securities Trust
4.932%, 06/17/38 (144A) (c)	165,000	159,739
NRTH Commercial Mortgage Trust
5.268%, 1M TSFR + 1.643%, 10/15/40 (144A) (c)	75,000	75,188
NYC Commercial Mortgage Trust
4.883%, 1M TSFR + 1.250%, 02/15/43 (144A) (c)	140,000	139,913
5.133%, 1M TSFR + 1.500%, 02/15/43 (144A) (c)	100,000	99,958
5.318%, 1M TSFR + 1.692%, 02/15/42 (144A) (c)	840,000	840,525
PFP Ltd.
5.250%, 1M TSFR + 1.600%, 12/18/43 (144A) (c)	675,000	674,694
RFR Trust
5.863%, 03/11/41 (144A) (c)	730,000	731,819
SG Commercial Mortgage Securities Trust
2.632%, 03/15/37 (144A)	1,230,000	1,182,592
SHOPS Commercial Mortgage Trust
4.971%, 05/05/39 (144A) (c)	390,000	387,162
Security Description	Principal Amount*	Value

Commercial Mortgage-Backed Securities—(Continued)
SHR Trust
6.075%, 1M TSFR + 2.450%, 10/15/41 (144A) (c)	1,445,000	$1,447,709
SPGN Trust
5.025%, 1M TSFR + 1.400%, 02/15/41 (144A) (c)	200,000	198,813
TEXAS Commercial Mortgage Trust
5.218%, 1M TSFR + 1.593%, 04/15/42 (144A) (c)	145,000	144,909
UBS Commercial Mortgage Trust
1.164%, 08/15/50 (c) (e)	574,397	4,187
Wells Fargo Commercial Mortgage Trust
2.942%, 10/15/49	371,037	370,346
3.901%, 05/15/48 (c)	67,480	60,904
5.136%, 03/10/41 (144A) (c)	105,000	103,559
WFRBS Commercial Mortgage Trust
5.000%, 06/15/44 (144A) (c)	105,000	91,852
		33,910,463
Total Non-Agency Mortgage-Backed Securities (Cost $68,948,028)		63,642,957

Asset-Backed Securities—3.3%
Asset-Backed - Automobile — 0.3%
American Credit Acceptance Receivables Trust
4.500%, 10/08/30 (144A)	130,000	129,429
Avis Budget Rental Car Funding AESOP LLC
5.580%, 12/20/30 (144A)	170,000	171,695
CarMax Select Receivables Trust
5.190%, 10/15/32	260,000	260,620
Exeter Automobile Receivables Trust
4.400%, 05/15/30	245,000	244,661
5.160%, 03/15/32	355,000	353,222
5.440%, 10/15/32	400,000	400,417
First Investors Auto Owner Trust
5.380%, 07/15/32 (144A)	190,000	190,659
GLS Auto Select Receivables Trust
4.810%, 09/15/31 (144A)	981,000	979,254
Hertz Vehicle Financing III LLC
5.130%, 09/25/31 (144A)	310,000	310,210
Securitized Term Auto Receivables Trust
4.925%, 12/29/32 (144A)	289,603	290,922
SFS Auto Receivables Securitization Trust
5.710%, 01/22/30 (144A)	245,000	247,798
		3,578,887
Asset-Backed - Home Equity — 0.0%
COOPR Residential Mortgage Trust
4.874%, 02/25/61 (144A) (l)	109,183	107,832
OBX Trust
5.192%, 04/25/56 (144A) (l)	189,731	188,740
		296,572
Asset-Backed - Other — 3.0%
AASET Trust
3.351%, 01/16/40 (144A)	27,472	27,314
Aligned Data Centers Issuer LLC
6.000%, 08/17/48 (144A)	545,000	545,571
See accompanying notes to financial statements.
BHFTII-178

Brighthouse Funds Trust II
Brighthouse/Wellington Balanced Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Asset-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
Aquarian CLO 1 Ltd.
5.549%, 3M TSFR + 1.700%, 07/20/39 (144A) (c)	500,000	$500,000
5.849%, 3M TSFR + 2.000%, 07/20/39 (144A) (c)	253,000	253,000
Bain Capital Credit CLO Ltd.
5.417%, 3M TSFR + 1.750%, 01/24/37 (144A) (c)	515,000	513,510
Benefit Street Partners CLO XXXI Ltd.
5.417%, 3M TSFR + 1.750%, 04/25/38 (144A) (c)	575,000	576,539
Blue Owl Asset Leasing Trust LLC
5.410%, 03/15/30 (144A)	100,000	100,549
Castlelake Aircraft Structured Trust
5.333%, 04/15/51 (144A)	532,040	526,922
CF Hippolyta Issuer LLC
1.530%, 03/15/61 (144A)	91,753	72,247
1.690%, 07/15/60 (144A)	218,184	180,254
1.990%, 07/15/60 (144A)	234,199	191,673
5.970%, 08/15/62 (144A)	138,890	138,369
Commercial Equipment Finance LLC
4.830%, 05/15/31 (144A)	539,539	539,162
5.970%, 07/16/29 (144A)	118,667	119,096
DB Master Finance LLC
5.200%, 05/20/56 (144A)	440,000	439,724
Domino's Pizza Master Issuer LLC
3.668%, 10/25/49 (144A)	316,800	303,943
4.328%, 07/25/48 (144A)	473,750	471,597
Eclipse Aircraft LLC
5.626%, 05/15/51 (144A)	868,797	869,174
FIGRE Trust
4.982%, 01/25/56 (144A) (c)	135,449	133,516
FirstKey Homes Trust
4.145%, 05/19/39 (144A)	276,280	274,255
GCM CLO Ltd.
5.546%, 3M TSFR + 1.850%, 07/20/39 (144A) (c)	500,000	502,141
GreenSky Home Improvement Issuer Trust
5.070%, 06/25/60 (144A)	169,875	169,227
Home Re Ltd.
5.778%, SOFR30A + 2.150%, 01/25/36 (144A) (c)	600,000	601,661
Jersey Mike's Funding LLC
4.952%, 02/15/56 (144A)	473,813	467,434
Kinetic ABS Issuer LLC
5.834%, 06/25/58 (144A)	420,000	423,864
Knollwood CDO Ltd.
9.950%, PRIME + 3.200%, 01/10/39 (144A) (c)	1,135,375	114
Magnetite XXXI Ltd.
5.223%, 3M TSFR + 1.550%, 07/15/34 (144A) (c)	430,000	428,495
MAPS Trust
5.201%, 01/15/51 (144A)	635,150	623,746
5.523%, 06/15/51 (144A)	450,000	449,172
MF1 Ltd.
5.389%, 1M TSFR + 1.750%, 02/19/37 (144A) (c)	685,000	684,797
Neuberger Berman Loan Advisers CLO 42 Ltd.
5.530%, 3M TSFR + 1.850%, 07/16/36 (144A) (c)	600,000	600,873
NMEF Funding LLC
4.730%, 01/18/33 (144A)	370,000	369,704
Palmer Square CLO Ltd.
5.237%, 3M TSFR + 1.600%, 04/18/37 (144A) (c)	875,000	875,310
Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
Palmer Square Loan Funding Ltd.
5.100%, 3M TSFR + 1.450%, 08/08/32 (144A) (c)	250,000	$249,733
PK ALIFT Loan Funding 8 LP
4.614%, 09/15/43 (144A)	255,000	251,026
Post Road Equipment Finance LLC
5.040%, 05/15/31 (144A)	140,000	140,736
PRET LLC
5.193%, 10/25/55 (144A) (l)	1,289,811	1,290,532
5.265%, 12/25/55 (144A) (l)	509,356	505,373
5.391%, 08/25/55 (144A) (l)	821,364	821,669
5.657%, 07/25/55 (144A) (l)	639,385	639,743
5.732%, 08/25/55 (144A) (l)	601,979	602,475
5.744%, 06/25/55 (144A) (l)	991,313	992,164
6.219%, 02/25/56 (144A) (l)	140,000	138,653
6.657%, 06/25/56 (144A) (l)	215,000	214,951
6.779%, 12/25/55 (144A) (l)	395,000	388,401
7.046%, 04/25/56 (144A) (l)	100,000	100,104
PRET Trust
5.668%, 06/25/66 (144A) (l)	596,161	596,174
6.535%, 06/25/66 (144A) (l)	365,000	364,997
Progress Residential Trust
4.000%, 02/17/43 (144A)	530,000	497,980
4.250%, 07/17/43 (144A)	210,000	195,193
4.438%, 05/17/41 (144A)	748,814	736,910
4.451%, 06/17/39 (144A)	201,863	200,736
4.750%, 10/27/39 (144A)	340,969	339,787
Rad CLO 12 Ltd.
4.983%, 3M TSFR + 1.320%, 07/30/40 (144A) (c)	875,000	876,454
RCO IX Mortgage LLC
6.779%, 05/25/31 (144A) (l)	239,000	238,490
Retained Vantage Data Centers Issuer LLC
5.000%, 09/15/48 (144A)	845,000	836,479
RR 23 Ltd.
5.323%, 3M TSFR + 1.650%, 07/15/37 (144A) (c)	1,110,000	1,111,090
RR 26 Ltd.
5.173%, 3M TSFR + 1.500%, 04/15/38 (144A) (c)	520,000	520,110
Sabey Data Center Issuer LLC
6.000%, 04/20/49 (144A)	135,000	135,356
SCF Equipment Leasing LLC
5.110%, 11/21/33 (144A)	365,000	368,106
Slam Ltd.
5.547%, 07/15/51 (144A)	756,903	754,725
Stack Infrastructure Issuer LLC
5.900%, 07/25/48 (144A)	480,000	480,203
5.900%, 03/25/49 (144A)	265,000	266,198
STAR Trust
5.337%, 1M TSFR + 1.700%, 05/17/43 (144A) (c)	230,000	230,467
5.637%, 1M TSFR + 2.000%, 05/17/43 (144A) (c)	130,000	130,362
Stream Innovations Issuer Trust
5.050%, 09/15/45 (144A)	254,402	253,295
Symphony CLO 36 Ltd.
5.515%, 3M TSFR + 1.850%, 01/20/36 (144A) (c)	260,000	260,066
Symphony CLO 37 Ltd.
5.425%, 3M TSFR + 1.750%, 01/20/37 (144A) (c)	505,000	503,548
Taco Bell Funding LLC
2.294%, 08/25/51 (144A)	1,889,347	1,760,155
See accompanying notes to financial statements.
BHFTII-179

Brighthouse Funds Trust II
Brighthouse/Wellington Balanced Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Asset-Backed Securities—(Continued)
Floating Rate Loans (m)—0.3%
Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
Texas Debt Capital CLO Ltd.
5.325%, 3M TSFR + 1.650%, 07/20/38 (144A) (c)	635,000	$635,904
Tricon Residential Trust
4.725%, 1M TSFR + 1.100%, 03/17/42 (144A) (c)	471,542	471,540
4.726%, 1M TSFR + 1.100%, 02/17/43 (144A) (c)	638,444	637,629
4.976%, 1M TSFR + 1.350%, 02/17/43 (144A) (c)	174,985	174,813
VB-S1 Issuer LLC
4.693%, 03/15/56 (144A)	250,000	244,309
5.590%, 05/15/54 (144A)	550,000	553,115
Venture 42 CLO Ltd.
5.065%, 3M TSFR + 1.392%, 04/15/34 (144A) (c)	1,300,000	1,300,494
Wendy's Funding LLC
2.775%, 06/15/51 (144A)	1,344,237	1,186,833
3.884%, 03/15/48 (144A)	397,879	388,691
Wingstop Funding LLC
2.841%, 12/05/50 (144A)	315,200	306,121
5.858%, 12/05/54 (144A)	235,000	236,975
Zayo Issuer LLC
5.648%, 03/20/55 (144A)	630,000	632,058
		37,733,876
Asset-Backed - Student Loan — 0.0%
Navient Private Education Refi Loan Trust
1.110%, 02/18/70 (144A)	286,901	253,156
Total Asset-Backed Securities (Cost $42,694,661)		41,862,491

Foreign Government—0.5%
Sovereign — 0.5%
Indonesia Government International Bonds
5.125%, 05/29/38 (EUR)	247,000	289,481
Israel Government International Bonds
5.375%, 03/12/29	455,000	459,653
5.375%, 02/19/30	240,000	242,941
Mexico Government International Bonds
3.500%, 02/12/34	200,000	170,300
5.375%, 03/22/33	1,825,000	1,783,262
5.625%, 02/09/34	585,000	575,640
6.250%, 08/27/37	340,000	340,100
Philippines Government International Bonds
5.325%, 06/24/36	355,000	354,742
Romania Government International Bonds
2.625%, 12/02/40 (144A) (EUR)	470,000	362,637
2.750%, 04/14/41 (Reg-S) (EUR)	1,079,000	836,783
5.750%, 03/24/35 (Reg-S)	426,000	412,959
State of Israel
3.800%, 05/13/60 (Reg-S)	400,000	270,860
Total Foreign Government (Cost $6,303,088)		6,099,358

Security Description	Principal Amount*/ Shares	Value

Entertainment — 0.0%
Caesars Entertainment, Inc.
Term Loan B, 02/06/30 (n)	643,858	$624,784
Media — 0.3%
Charter Communications Operating LLC
2023 Term Loan B4, 5.692%, 3M TSFR + 2.000%, 12/07/30	1,292,263	1,279,789
Discovery Global Holdings, Inc.
2026 USD Term Loan B, 6.144%, 1M TSFR + 2.500%, 06/03/33	2,500,962	2,504,760
		3,784,549
Total Floating Rate Loans (Cost $4,382,518)		4,409,333

Municipals—0.0%
Chicago Board of Education, General Obligation Unlimited
6.319%, 11/01/29 (Cost $326,496)	315,000	308,180

Short-Term Investments—0.9%
Repurchase Agreement—0.9%
Fixed Income Clearing Corp.
Repurchase Agreement dated 06/30/26 at 2.500%, due on 07/01/26, with a maturity value of $10,667,264; collateralized by U.S. Treasury Note at 4.000%, maturing 12/15/27, with a market value of $10,879,918	10,666,523	10,666,523
Total Short-Term Investments (Cost $10,666,523)		10,666,523

Securities Lending Reinvestments (o)—1.5%
Short-Term Investment Funds—1.3%
Allspring Government Money Market Fund, Select Class 3.570% (p)	2,000,000	2,000,000
BlackRock Liquidity Funds FedFund, Institutional Shares 3.540% (p)	2,000,000	2,000,000
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class 3.520% (p)	2,000,000	2,000,000
Fidelity Investments Money Market Government Portfolio, Class I 3.530% (p)	2,500,000	2,500,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 3.530% (p)	2,000,000	2,000,000
Invesco STIT-Government & Agency Portfolio, Institutional Class 3.570% (p)	2,000,000	2,000,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares 3.560% (p)	2,000,000	2,000,000
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.580% (p)	2,000,000	2,000,000
Western Asset Institutional Government Reserves Fund, Institutional Class 3.530% (p)	15,000	15,000
		16,515,000
See accompanying notes to financial statements.
BHFTII-180

Brighthouse Funds Trust II
Brighthouse/Wellington Balanced Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Securities Lending Reinvestments (o)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—0.2%
Bank of Nova Scotia
Repurchase Agreement dated 06/30/26 at 3.770%, due on 07/01/26 with a maturity value of $200,021; collateralized by various Common Stock with an aggregate market value of $222,362	200,000	$200,000
Barclays Capital, Inc.
Repurchase Agreement dated 06/30/26 at 3.680%, due on 07/01/26 with a maturity value of $100,010; collateralized by U.S. Treasury Obligations with rates ranging from 3.500% - 4.625%, maturity dates ranging from 01/31/28 - 05/31/31, and an aggregate market value of $102,000	100,000	100,000
Citigroup Global Markets, Inc.
Repurchase Agreement dated 06/30/26 at 3.630%, due on 07/01/26 with a maturity value of $1,000,101; collateralized by U.S. Treasury Obligations with rates ranging from 0.625% - 4.375%, maturity dates ranging from 11/30/28 - 05/15/42, and an aggregate market value of $1,020,000	1,000,000	1,000,000
Repurchase Agreement dated 06/30/26 at 4.110%, due on 01/04/27 with a maturity value of $1,021,463; collateralized by various Common Stock with an aggregate market value of $1,100,000	1,000,000	1,000,000
HSBC Bank PLC
Repurchase Agreement dated 06/30/26 at 3.820%, due on 07/01/26 with a maturity value of $100,011; collateralized by various Common Stock with an aggregate market value of $111,222	100,000	100,000
Jefferies LLC
Repurchase Agreement dated 06/30/26 at 3.690%, due on 07/01/26 with a maturity value of $214,029; collateralized by U.S. Government Agency Obligations with rates ranging from 4.628% - 6.500%, maturity dates ranging from 07/25/55 - 06/20/56, and an aggregate market value of $218,288	214,007	214,007
Societe Generale
Repurchase Agreement dated 06/30/26 at 3.630%, due on 07/01/26 with a maturity value of $400,040; collateralized by U.S. Treasury Obligations with rates ranging from 0.625% - 1.625%, maturity dates ranging from 12/31/27 - 11/15/50, and an aggregate market value of $408,000	400,000	400,000
		3,014,007
Total Securities Lending Reinvestments (Cost $19,529,007)		19,529,007
Total Investments—108.9% (Cost $1,271,796,657)		1,382,639,372
Other assets and liabilities (net)—(8.9)%		(112,974,681)
Net Assets—100.0%		$1,269,664,691

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of June 30, 2026, the market value of securities loaned was $48,388,630 and the collateral received consisted of cash in the amount of $19,529,007 and non-cash collateral with a value of $30,281,813. The cash collateral investments are disclosed in the Schedule of Investments and categorized as
Securities Lending Reinvestments. The non-cash collateral received consists of U.S.
government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio. As such, this collateral is excluded from the Statement of Assets and Liabilities.

(c)
Variable or floating rate security. The stated rate represents the rate at June 30, 2026.
Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

(d)	Principal only security.
(e)	Interest only security.
(f)
TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement date.

(g)	All or a portion of the security was pledged as collateral against TBA securities. As of June 30, 2026, the market value of securities pledged was $57,136.
(h)	All or a portion of the security was pledged as collateral against open centrally cleared swap contracts. As of June 30, 2026, the market value of securities pledged was $3,643,373.
(i)	All or a portion of the security was pledged as collateral against open futures contracts. As of June 30, 2026, the market value of securities pledged was $848,142.
(j)	Principal amount of security is adjusted for inflation.
(k)	Payment-in kind security for which part of the income earned may be paid as additional principal.
(l)	Security is a “step up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(m)
Floating rate loans ("Senior Loans") often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy.
As a result, the actual remaining maturity may be substantially less than the stated
maturities shown. However, Senior Loans will generally have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are determined periodically by reference to a base lending rate, plus a spread. These base rates are primarily the Secured Overnight Financing Rate and secondarily, the prime rate offered by one or more major United States banks. Base lending rates may be subject to a floor, or a minimum rate.

(n)	This loan will settle after June 30, 2026, at which time the interest rate will be determined.
(o)	Represents investment of cash collateral received from securities on loan as of June 30, 2026.
(p)	The rate shown represents the annualized seven-day yield as of June 30, 2026.
(144A)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2026, the market value of 144A securities was
$135,018,282, which is 10.6% of net assets.

(Reg-S)
Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. As of
June 30, 2026, the market value of Regulation S securities was $3,823,644, which is 0.3%
of net assets.

See accompanying notes to financial statements.
BHFTII-181

Brighthouse Funds Trust II
Brighthouse/Wellington Balanced Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
TBA Forward Sale Commitments
Security Description	Interest Rate	Maturity	Face Amount	Cost	Value
Government National Mortgage Association, TBA	2.000%	TBA	$(125,000)	$(102,463)	$(102,266)
Government National Mortgage Association, TBA	2.500%	TBA	(2,674,000)	(2,283,503)	(2,280,421)
Government National Mortgage Association, TBA	3.000%	TBA	(100,000)	(89,227)	(88,703)
Government National Mortgage Association, TBA	3.500%	TBA	(225,000)	(202,061)	(201,885)
Government National Mortgage Association, TBA	4.000%	TBA	(3,925,000)	(3,643,021)	(3,643,504)
Government National Mortgage Association, TBA	4.500%	TBA	(7,720,000)	(7,419,555)	(7,408,787)
Uniform Mortgage-Backed Security, TBA	2.000%	TBA	(1,919,000)	(1,519,533)	(1,530,402)
Uniform Mortgage-Backed Security, TBA	2.500%	TBA	(7,125,000)	(5,941,773)	(5,945,481)
Uniform Mortgage-Backed Security, TBA	3.000%	TBA	(424,000)	(390,294)	(391,414)
Uniform Mortgage-Backed Security, TBA	5.000%	TBA	(1,205,000)	(1,160,679)	(1,147,548)
Totals				$(22,752,109)	$(22,740,411)
Investment Transactions
Aggregate cost of purchases and proceeds of sales of investment securities, including mortgage dollar roll and TBA transactions but excluding short-term securities, for the six months ended June 30, 2026 were as follows:
Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$1,185,188,839	$495,169,598	$1 ,106,131,157	$540,366,367
The Portfolio engaged in security transactions with other accounts managed by Wellington Management Company LLP, the subadviser to the Portfolio, that amounted to $1,035,297 in sales of investments, which are included above, and resulted in net realized gains of $396,544.
Purchases and sales of mortgage dollar rolls and TBA transactions for the six months ended June 30, 2026 were as follows:
Purchases	Sales
$1,027,107,206	$997,917,040
The following table provides a breakdown of transactions accounted for as secured borrowings, the gross obligations by the type of collateral pledged, and the remaining contractual maturities of those transactions.
Remaining Contractual Maturity of the Agreements As of June 30, 2026
	Overnight and Continuous	Up to 30 Days	31 - 90 Days	Greater than 90 days	Total
Securities Lending Transactions
Common Stocks	$(16,146,227)	$—	$—	$—	$(16,146,227)
Corporate Bonds & Notes	(3,382,780)	—	—	—	(3,382,780)
Total Borrowings	$(19,529,007)	$—	$—	$—	$(19,529,007)
Gross amount of recognized liabilities for securities lending transactions					$(19,529,007)
Investments in Derivative Instruments
Forward Foreign Currency Exchange Contracts
Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
EUR	984,000	DBAG	07/31/26	USD	1,129,743	$(4,102)

Contracts to Deliver
EUR	4,993,000	DBAG	07/31/26	USD	5,732,526	20,812
EUR	254,000	MSIP	07/31/26	USD	289,690	(872)
See accompanying notes to financial statements.
BHFTII-182

Brighthouse Funds Trust II
Brighthouse/Wellington Balanced Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Forward Foreign Currency Exchange Contracts — (Continued)
Contracts to Deliver		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
GBP	466,400	WFB	07/31/26	USD	617,489	$(1,155)
Net Unrealized Appreciation						$14,683
Futures Contracts
Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
Australian 10 Year Treasury Bond Futures	09/15/26	84	AUD	9,224,670	$96,138
Euro-Buxl 30 Year Bond Futures	09/08/26	10	EUR	1,112,200	29,903
U.S. Treasury Long Bond Futures	09/21/26	12	USD	1,362,000	(7,893)
U.S. Treasury Note 5 Year Futures	09/30/26	259	USD	27,725,141	18,713
U.S. Treasury Note 10 Year Futures	09/21/26	70	USD	7,692,344	7,026
U.S. Treasury Note Ultra 10 Year Futures	09/21/26	44	USD	4,948,625	18,955

Futures Contracts—Short
Euro-Bund Futures	09/08/26	(8)	EUR	(1,018,720)	(14,998)
Euro-OAT Futures	09/08/26	(12)	EUR	(1,439,760)	(14,546)
Euro-Schatz Futures	09/08/26	(109)	EUR	(11,549,640)	(34,566)
U.K. Long Gilt Bond Futures	09/28/26	(19)	GBP	(1,694,990)	(9,362)
U.S. Treasury Note 2 Year Futures	09/30/26	(139)	USD	(28,652,461)	2,800
U.S. Treasury Ultra Long Bond Futures	09/21/26	(28)	USD	(3,252,375)	(27,106)
Net Unrealized Appreciation					$65,064
Centrally Cleared Interest Rate Swap Contracts
Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Receive	12M SOFR	Annually	2.970%	Annually	03/15/53	USD	2,325,000	$466,023	$4,260	$461,763
Receive	12M SOFR	Annually	3.250%	Annually	06/21/53	USD	860,000	134,139	(5,053)	139,192
Receive	12M SOFR	Annually	3.378%	Annually	05/31/30	USD	350,000	6,857	—	6,857
Receive	12M SOFR	Annually	3.590%	Annually	09/20/53	USD	2,955,000	299,863	11,983	287,880
Receive	12M SOFR	Annually	3.595%	Annually	11/15/32	USD	2,025,000	37,615	—	37,615
Receive	12M SOFR	Annually	3.704%	Annually	05/31/29	USD	3,275,000	22,390	—	22,390
Receive	12M SOFR	Annually	4.160%	Annually	03/19/45	USD	5,645,000	49,907	(26,816)	76,723
Totals								$1,016,794	$(15,626)	$1,032,420
Centrally Cleared Credit Default Swap Contracts on Credit Indices—Sell Protection (a)
Reference Obligation	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread (b)	Notional Amount (c)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.NA.HY.46.V2	5.000%	Quarterly	06/20/31	3.037%	USD	9,296,100	$749,600	$722,855	$26,745
See accompanying notes to financial statements.
BHFTII-183

Brighthouse Funds Trust II
Brighthouse/Wellington Balanced Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Centrally Cleared Credit Default Swap Contracts on Corporate Issues—Sell Protection (a)
Reference Obligation	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread (b)	Notional Amount (c)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Alphabet, Inc.	1.000%	Quarterly	06/20/31	0.550%	USD	1,225,000	$24,740	$29,322	$(4,582)
Amazon.com, Inc.	1.000%	Quarterly	06/20/31	0.556%	USD	1,225,000	24,389	28,207	(3,818)
Broadcom, Inc.	1.000%	Quarterly	06/20/31	0.652%	USD	1,225,000	19,098	25,980	(6,882)
Meta Platforms, Inc.	1.000%	Quarterly	06/20/31	0.722%	USD	1,240,000	15,660	16,728	(1,068)
Oracle Corp	1.000%	Quarterly	12/20/30	1.575%	USD	1,255,000	(28,024)	(12,742)	(15,282)
Paramount Skydance Corp.	1.000%	Quarterly	06/20/31	2.807%	USD	1,245,000	(95,317)	(103,045)	7,728
Totals							$(39,454)	$(15,550)	$(23,904)

(a)
If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(b)
Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or indices as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(c)
The maximum potential amount of future undiscounted payments that the Portfolio could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of purchased protection credit default swap contracts entered into by the Portfolio for the same referenced debt obligation.

Effects of Derivative Instruments on the Financial Statements
The following table summarizes the fair value of derivatives held by the Portfolio at June 30, 2026 by category of risk exposure:
	Asset Derivatives		Liability Derivatives
Risk Exposure	Statement of Assets & Liabilities Location	Fair Value	Statement of Assets & Liabilities Location	Fair Value
Credit	Unrealized appreciation on centrally cleared swap contracts (a) (b)	$34,473	Unrealized depreciation on centrally cleared swap contracts (a) (b)	$31,632
Foreign Exchange	Unrealized appreciation on forward foreign currency exchange contracts	20,812	Unrealized depreciation on forward foreign currency exchange contracts	6,129
Interest Rate	Unrealized appreciation on centrally cleared swap contracts (a) (b)	1,032,420
	Unrealized appreciation on futures contracts (b) (c)	173,535	Unrealized depreciation on futures contracts (b) (c)	108,471
Total		$1,261,240		$146,232

(a)
Represents the unrealized appreciation/depreciation of centrally cleared swaps as reported in the Schedule of Investments. Only the variation margin is reported within the Statement of Assets and
Liabilities.

(b)	Financial instrument not subject to a master netting agreement.
(c)
Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only the current day's variation margin is reported within the Statement of Assets and
Liabilities.

The Portfolio is required to disclose the impact of offsetting assets and liabilities represented in the Statement of Assets and Liabilities to enable users of the financial statements to evaluate the effect or potential effect of netting arrangements on its financial position for recognized assets and liabilities.
The following table presents the Portfolio’s derivative assets by counterparty net of amounts available for offset under a master netting agreement (“MNA”) (see Note 4), or similar agreement, and net of the related collateral received by the Portfolio as of June 30, 2026.
Counterparty	Derivative Assets subject to an MNA by Counterparty	Financial Instruments available for offset	Collateral Received†	Net Amount*
Deutsche Bank AG	$20,812	$(4,102)	$—	$16,710
See accompanying notes to financial statements.
BHFTII-184

Brighthouse Funds Trust II
Brighthouse/Wellington Balanced Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
The following table presents the Portfolio’s derivative liabilities by counterparty net of amounts available for offset under an MNA, or similar agreement, and net of the related collateral pledged by the Portfolio as of June 30, 2026.
Counterparty	Derivative Liabilities subject to an MNA by Counterparty	Financial Instruments available for offset	Collateral Pledged†	Net Amount**
Deutsche Bank AG	$4,102	$(4,102)	$—	$—
Morgan Stanley & Co. International PLC	872	—	—	872
Wells Fargo Bank NA	1,155	—	—	1,155
	$6,129	$(4,102)	$—	$2,027

*	Net amount represents the net amount receivable from the counterparty in the event of default.
**	Net amount represents the net amount payable due to the counterparty in the event of default.
†	In some instances, the actual collateral received and/or pledged may be more than the amount shown here due to overcollateralization.
The following tables summarize the effect of derivative instruments on the Statement of Operations, classified by derivative type and category of risk exposure, for the six months ended June 30, 2026:
Statement of Operations Location—Net Realized Gain (Loss)	Interest Rate	Credit	Equity	Foreign Exchange	Total
Purchased options	$(276,265)	$—	$—	$—	$(276,265)
Forward foreign currency transactions	—	—	—	202,657	202,657
Futures contracts	(907,673)	—	145,161	—	(762,512)
Swap contracts	401,911	174,177	—	—	576,088
	$(782,027)	$174,177	$145,161	$202,657	$(260,032)

Statement of Operations Location—Net Change in Unrealized Appreciation (Depreciation)	Interest Rate	Credit	Foreign Exchange	Total
Forward foreign currency transactions	$—	$—	$29,713	$29,713
Futures contracts	43,704	—	—	43,704
Swap contracts	(137,491)	2,841	—	(134,650)
	$(93,787)	$2,841	$29,713	$(61,233)
For the six months ended June 30, 2026, the average notional par or face amount outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par or Face Amount‡
Purchased options	$28,395,000
Forward foreign currency transactions	8,515,053
Futures contracts long	61,579,777
Futures contracts short	(38,902,995)
Swap contracts	29,540,992

‡	Averages are based on activity levels during the period for which the amounts are outstanding.
See accompanying notes to financial statements.
BHFTII-185

Brighthouse Funds Trust II
Brighthouse/Wellington Balanced Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2026. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.
Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$763,195,960	$—	$—	$763,195,960
Total Agency Sponsored Mortgage-Backed Securities*	—	213,472,142	—	213,472,142
Total U.S. Treasury & Government Agencies*	—	173,783,144	—	173,783,144
Total Corporate Bonds & Notes*	—	85,670,277	—	85,670,277
Total Non-Agency Mortgage-Backed Securities*	—	63,642,957	—	63,642,957
Total Asset-Backed Securities*	—	41,862,491	—	41,862,491
Total Foreign Government*	—	6,099,358	—	6,099,358
Total Floating Rate Loans*	—	4,409,333	—	4,409,333
Total Municipals*	—	308,180	—	308,180
Total Short-Term Investments*	—	10,666,523	—	10,666,523
Securities Lending Reinvestments
Short-Term Investment Funds	16,515,000	—	—	16,515,000
Repurchase Agreements	—	3,014,007	—	3,014,007
Total Securities Lending Reinvestments	16,515,000	3,014,007	—	19,529,007
Total Investments	$779,710,960	$602,928,412	$—	$1,382,639,372
Collateral for Securities Loaned (Liability)	$—	$(19,529,007)	$—	$(19,529,007)
TBA Forward Sale Commitments (Liability)	$—	$(22,740,411)	$—	$(22,740,411)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$20,812	$—	$20,812
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(6,129)	—	(6,129)
Total Forward Contracts	$—	$14,683	$—	$14,683
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$173,535	$—	$—	$173,535
Futures Contracts (Unrealized Depreciation)	(108,471)	—	—	(108,471)
Total Futures Contracts	$65,064	$—	$—	$65,064
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)	$—	$1,066,893	$—	$1,066,893
Centrally Cleared Swap Contracts (Unrealized Depreciation)	—	(31,632)	—	(31,632)
Total Centrally Cleared Swap Contracts	$—	$1,035,261	$—	$1,035,261

*	See Schedule of Investments for additional detailed categorizations.
During the six months ended June 30, 2026, transfers out of Level 3 in the amount of $934,999 were due to the initiation of a vendor or broker providing prices based on market indications which have been determined to be a significant observable input.
See accompanying notes to financial statements.
BHFTII-186

Brighthouse Funds Trust II
Brighthouse/Wellington Balanced Portfolio
Statement of Assets and Liabilities

June 30, 2026 (Unaudited)
Assets
Investments at value (a) (b)	$1,382,639,372
Cash denominated in foreign currencies (c)	1,651,490
Unrealized appreciation on forward foreign currency exchange contracts	20,812
Receivable for:
Investments sold	6,400,993
TBA securities sold (d)	83,338,730
Fund shares sold	317,892
Principal paydowns	1,394
Dividends and interest	3,984,636
Variation margin on centrally cleared swap contracts	111,639
Total Assets	1,478,466,958
Liabilities
Due to custodian	127,164
TBA Forward sale commitments, at value	22,740,411
Unrealized depreciation on forward foreign currency exchange contracts	6,129
Collateral for securities loaned	19,529,007
Payable for:
Investments purchased	10,851,428
TBA securities purchased (d)	153,873,210
Fund shares redeemed	441,545
Variation margin on futures contracts	20,718
Accrued Expenses:
Management fees	448,177
Distribution and service fees	11,676
Deferred trustees’ fees	260,589
Other expenses	492,213
Total Liabilities	208,802,267
Net Assets	$1,269,664,691
Net Assets Consist of:
Paid in surplus	$1,090,705,847
Distributable earnings (Accumulated losses)	178,958,844
Net Assets	$1,269,664,691
Net Assets
Class A	$1,204,868,252
Class B	45,077,310
Class E	19,719,129
Capital Shares Outstanding*
Class A	65,793,306
Class B	2,488,219
Class E	1,080,182
Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$18.31
Class B	18.12
Class E	18.26

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments was $1,271,796,657.
(b)	Includes securities loaned at value of $48,388,630.
(c)	Identified cost of cash denominated in foreign currencies was $1,650,117.
(d)	Included within TBA securities sold is $36,256,444 related to TBA forward sale commitments and included within TBA securities purchased is $13,479,087 related to TBA forward sale commitments.
Statement of Operations

Six Months Ended June 30, 2026 (Unaudited)
Investment Income
Dividends (a)	$3,458,932
Interest (b)	11,036,124
Securities lending income, net	23,555
Total investment income	14,518,611
Expenses
Management fees	2,780,572
Administration fees	39,547
Custodian and accounting fees	105,639
Distribution and service fees—Class B	55,773
Distribution and service fees—Class E	14,550
Audit and tax services	48,856
Legal	23,184
Trustees’ fees and expenses	39,804
Shareholder reporting	48,408
Insurance	5,002
Miscellaneous	12,438
Total expenses	3,173,773
Less management fee waiver	(163,147)
Less broker commission recapture	(3,224)
Net expenses	3,007,402
Net Investment Income	11,511,209
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	61,791,638
Purchased options	(276,265)
Futures contracts	(762,512)
Swap contracts	576,088
Foreign currency transactions	(47,395)
Forward foreign currency transactions	202,657
Net realized gain (loss)	61,484,211
Net change in unrealized appreciation (depreciation) on:
Investments	5,302,602
Futures contracts	43,704
Swap contracts	(134,650)
Foreign currency transactions	(1,198)
Forward foreign currency transactions	29,713
Net change in unrealized appreciation (depreciation)	5,240,171
Net realized and unrealized gain (loss)	66,724,382
Net Increase (Decrease) in Net Assets From Operations	$78,235,591

(a)	Net of foreign withholding taxes of $1,515.
(b)	Net of foreign withholding taxes of $345.
See accompanying notes to financial statements.
BHFTII-187

Brighthouse Funds Trust II
Brighthouse/Wellington Balanced Portfolio
Statements of Changes in Net Assets
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
Increase (Decrease) in Net Assets:
From Operations
Net investment income (loss)	$11,511,209	$21,684,947
Net realized gain (loss)	61,484,211	97,186,674
Net change in unrealized appreciation (depreciation)	5,240,171	21,734,208
Increase (decrease) in net assets from operations	78,235,591	140,605,829
From Distributions to Shareholders
Class A	(112,680,578)	(148,760,584)
Class B	(4,170,747)	(6,374,619)
Class E	(1,833,032)	(2,662,775)
Total distributions	(118,684,357)	(157,797,978)
Increase (decrease) in net assets from capital share transactions	105,355,545	33,105,891
Total increase (decrease) in net assets	64,906,779	15,913,742
Net Assets
Beginning of period	1,204,757,912	1,188,844,170
End of period	$1,269,664,691	$1,204,757,912

Other Information:
Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31, 2025
	Shares	Value	Shares	Value
Class A
Sales	3,019,419	$59,022,100	576,911	$10,834,503
Reinvestments	6,208,296	112,680,578	8,643,846	148,760,584
Redemptions	(3,416,553)	(65,764,351)	(6,731,288)	(126,028,942)
Net increase (decrease)	5,811,162	$105,938,327	2,489,469	$33,566,145
Class B
Sales	44,816	$860,908	115,385	$2,161,342
Reinvestments	232,224	4,170,747	374,097	6,374,619
Redemptions	(310,636)	(5,875,375)	(481,474)	(8,884,874)
Net increase (decrease)	(33,596)	$(843,720)	8,008	$(348,913)
Class E
Sales	5,806	$113,612	11,259	$215,522
Reinvestments	101,273	1,833,032	155,173	2,662,775
Redemptions	(88,723)	(1,685,706)	(160,306)	(2,989,638)
Net increase (decrease)	18,356	$260,938	6,126	$(111,341)
Increase (decrease) derived from capital shares transactions		$105,355,545		$33,105,891
See accompanying notes to financial statements.
BHFTII-188

Brighthouse Funds Trust II
Brighthouse/Wellington Balanced Portfolio
Financial Highlights
Selected per share data
	Class A
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$18.96	$19.48	$18.01	$15.70	$22.57	$22.09
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.18	0.35	0.36	0.32	0.30	0.27
Net realized and unrealized gain (loss)	1.06	1.84	2.09	2.48	(4.19)	2.66
Total income (loss) from investment operations	1.24	2.19	2.45	2.80	(3.89)	2.93
Less Distributions
Distributions from net investment income	(0.37)	(0.45)	(0.36)	(0.36)	(0.34)	(0.43)
Distributions from net realized capital gains	(1.52)	(2.26)	(0.62)	(0.13)	(2.64)	(2.02)
Total distributions	(1.89)	(2.71)	(0.98)	(0.49)	(2.98)	(2.45)
Net Asset Value, End of Period	$18.31	$18.96	$19.48	$18.01	$15.70	$22.57
Total Return (%) (b)	6.66 (c)	12.67	13.86	18.10	(17.08)	14.02
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.52 (d)	0.52	0.52	0.53	0.52	0.51
Net ratio of expenses to average net assets (%) (e) (f)	0.49 (d)	0.49	0.49	0.50	0.49	0.48
Ratio of net investment income (loss) to average net assets (%)	1.92 (d)	1.85	1.90	1.94	1.67	1.21
Portfolio turnover rate (%)	130 (c)	194	197	211	214	250
Portfolio turnover rate excluding mortgage dollar roll and TBA transactions (%)	54 (c)	66	64	60	57	62
Net assets, end of period (in millions)	$1,204.9	$1,137.4	$1,119.9	$1,091.4	$1,018.8	$1,344.5

	Class B
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$18.75	$19.29	$17.85	$15.55	$22.37	$21.92
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.16	0.30	0.31	0.28	0.25	0.21
Net realized and unrealized gain (loss)	1.05	1.82	2.07	2.47	(4.15)	2.64
Total income (loss) from investment operations	1.21	2.12	2.38	2.75	(3.90)	2.85
Less Distributions
Distributions from net investment income	(0.32)	(0.40)	(0.32)	(0.32)	(0.28)	(0.38)
Distributions from net realized capital gains	(1.52)	(2.26)	(0.62)	(0.13)	(2.64)	(2.02)
Total distributions	(1.84)	(2.66)	(0.94)	(0.45)	(2.92)	(2.40)
Net Asset Value, End of Period	$18.12	$18.75	$19.29	$17.85	$15.55	$22.37
Total Return (%) (b)	6.50 (c)	12.38	13.54	17.88	(17.31)	13.73
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.76 (d)	0.77	0.77	0.78	0.77	0.76
Net ratio of expenses to average net assets (%) (e) (f)	0.74 (d)	0.74	0.74	0.75	0.74	0.73
Ratio of net investment income (loss) to average net assets (%)	1.67 (d)	1.60	1.66	1.69	1.41	0.96
Portfolio turnover rate (%)	130 (c)	194	197	211	214	250
Portfolio turnover rate excluding mortgage dollar roll and TBA transactions (%)	54 (c)	66	64	60	57	62
Net assets, end of period (in millions)	$45.1	$47.3	$48.5	$49.0	$46.6	$67.4
Please see  following page for Financial Highlights footnote legend.
See accompanying notes to financial statements.
BHFTII-189

Brighthouse Funds Trust II
Brighthouse/Wellington Balanced Portfolio
Financial Highlights
Selected per share data
	Class E
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$18.89	$19.41	$17.95	$15.65	$22.50	$22.03
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.17	0.32	0.33	0.30	0.27	0.24
Net realized and unrealized gain (loss)	1.06	1.84	2.08	2.47	(4.18)	2.65
Total income (loss) from investment operations	1.23	2.16	2.41	2.77	(3.91)	2.89
Less Distributions
Distributions from net investment income	(0.34)	(0.42)	(0.33)	(0.34)	(0.30)	(0.40)
Distributions from net realized capital gains	(1.52)	(2.26)	(0.62)	(0.13)	(2.64)	(2.02)
Total distributions	(1.86)	(2.68)	(0.95)	(0.47)	(2.94)	(2.42)
Net Asset Value, End of Period	$18.26	$18.89	$19.41	$17.95	$15.65	$22.50
Total Return (%) (b)	6.57 (c)	12.51	13.67	17.98	(17.26)	13.86
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.66 (d)	0.67	0.67	0.68	0.67	0.66
Net ratio of expenses to average net assets (%) (e) (f)	0.64 (d)	0.64	0.64	0.65	0.64	0.63
Ratio of net investment income (loss) to average net assets (%)	1.77 (d)	1.70	1.75	1.79	1.52	1.06
Portfolio turnover rate (%)	130 (c)	194	197	211	214	250
Portfolio turnover rate excluding mortgage dollar roll and TBA transactions (%)	54 (c)	66	64	60	57	62
Net assets, end of period (in millions)	$19.7	$20.1	$20.5	$22.7	$22.2	$30.2

(a)	Per share amounts based on average shares outstanding during the period.
(b)
Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

(c)	Periods less than one year are not computed on an annualized basis.
(d)	Computed on an annualized basis.
(e)
The effect of the voluntary portion of the waivers on the net ratio of expenses to average net assets was 0.03% for the six months ended June 30, 2026 and for each of the years ended December 31,
2025 through 2021 (see Note 5 of the Notes to Financial Statements).

(f)	Includes the effects of management fee waivers (see Note 5 of the Notes to Financial Statements).
See accompanying notes to financial statements.
BHFTII-190

Brighthouse Funds Trust II
Brighthouse/Wellington Core Equity Opportunities Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Common Stocks—98.5% of Net Assets

Security Description	Shares	Value

Aerospace & Defense — 3.4%
Honeywell Aerospace, Inc. (a)	152,194	$33,647,050
Northrop Grumman Corp.	116,066	59,113,574
		92,760,624
Banks — 2.7%
Wells Fargo & Co.	889,641	73,519,932
Beverages — 2.3%
Coca-Cola Co.	562,506	45,714,863
PepsiCo, Inc.	126,305	17,101,697
		62,816,560
Biotechnology — 1.0%
Amgen, Inc.	80,164	29,028,988
Building Products — 1.6%
Trane Technologies PLC	91,634	45,006,955
Capital Markets — 4.2%
Blackrock, Inc.	74,785	71,910,264
S&P Global, Inc.	111,853	45,553,253
		117,463,517
Chemicals — 2.5%
Linde PLC	131,813	68,403,038
Consumer Finance — 1.8%
American Express Co.	146,329	49,495,784
Consumer Staples Distribution & Retail — 1.6%
Kroger Co.	522,975	29,040,802
Walmart, Inc.	123,388	13,974,925
		43,015,727
Electrical Equipment — 1.4%
AMETEK, Inc.	154,754	37,441,183
Electronic Equipment, Instruments & Components — 1.9%
Amphenol Corp. - Class A	303,611	53,532,692
Financial Services — 6.7%
Mastercard, Inc. - Class A	190,008	97,588,109
Visa, Inc. - Class A	258,442	88,668,866
		186,256,975
Ground Transportation — 1.1%
Canadian National Railway Co.	256,303	30,586,485
Health Care Equipment & Supplies — 2.0%
Stryker Corp.	176,204	55,476,067
Health Care Providers & Services — 2.5%
Cardinal Health, Inc.	118,957	28,259,425
Elevance Health, Inc.	109,002	42,154,343
		70,413,768
Security Description	Shares	Value
Hotels, Restaurants & Leisure — 2.4%
Marriott International, Inc. - Class A	77,507	$28,723,319
McDonald's Corp.	141,923	38,363,206
		67,086,525
Household Products — 2.1%
Colgate-Palmolive Co.	252,998	23,194,857
Procter & Gamble Co.	235,890	34,590,909
		57,785,766
Industrial Conglomerates — 1.2%
Honeywell International, Inc.	152,194	34,076,237
Insurance — 4.2%
Chubb Ltd. (b)	163,373	55,667,716
Marsh & McLennan Cos., Inc.	371,073	61,846,737
		117,514,453
Interactive Media & Services — 2.1%
Alphabet, Inc. - Class A	114,705	40,992,126
Meta Platforms, Inc. - Class A	32,791	18,470,842
		59,462,968
IT Services — 1.2%
International Business Machines Corp.	118,204	33,240,147
Life Sciences Tools & Services — 2.0%
Danaher Corp.	285,530	54,387,754
Machinery — 2.9%
Caterpillar, Inc.	46,789	49,825,606
Deere & Co.	45,947	29,145,561
		78,971,167
Oil, Gas & Consumable Fuels — 1.6%
Exxon Mobil Corp.	329,274	45,018,341
Personal Care Products — 1.0%
Unilever PLC	463,808	27,839,125
Pharmaceuticals — 9.8%
Eli Lilly & Co.	116,584	139,834,347
Johnson & Johnson	199,081	50,560,602
Merck & Co., Inc.	563,738	72,440,333
Zoetis, Inc.	109,261	7,851,495
		270,686,777
Professional Services — 2.0%
Automatic Data Processing, Inc.	246,388	55,178,593
Semiconductors & Semiconductor Equipment — 13.9%
Broadcom, Inc.	415,918	157,113,025
KLA Corp.	339,083	102,304,732
QUALCOMM, Inc.	158,189	29,231,745
Texas Instruments, Inc.	325,515	97,026,256
		385,675,758
See accompanying notes to financial statements.
BHFTII-191

Brighthouse Funds Trust II
Brighthouse/Wellington Core Equity Opportunities Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares/ Principal Amount*	Value
Software — 4.6%
Microsoft Corp.	340,096	$126,862,610
Specialty Retail — 4.7%
Home Depot, Inc.	203,098	71,628,603
TJX Cos., Inc.	390,385	59,143,327
		130,771,930
Technology Hardware, Storage & Peripherals — 3.4%
Apple, Inc.	324,996	94,040,843
Textiles, Apparel & Luxury Goods — 1.7%
NIKE, Inc. - Class B (b)	1,152,490	47,309,714
Water Utilities — 1.0%
American Water Works Co., Inc.	209,255	27,533,773
Total Common Stocks (Cost $2,149,626,769)		2,728,660,776

Escrow Shares—0.0%
Forest Products & Paper — 0.0%
Sino Forest Corp. (a) (c) (d) (Cost $0)	5,844,000	0

Short-Term Investments—1.4%
Repurchase Agreement—1.4%
Fixed Income Clearing Corp.
Repurchase Agreement dated 06/30/26 at 2.500%, due on 07/01/26, with a maturity value of $37,080,526; collateralized by U.S. Treasury Note at 4.000%, maturing 12/15/27, with a market value of $37,819,593	37,077,952	37,077,952
Total Short-Term Investments (Cost $37,077,952)		37,077,952
Total Investments—99.9% (Cost $2,186,704,721)		2,765,738,728
Other assets and liabilities (net)—0.1%		3,782,993
Net Assets—100.0%		$2,769,521,721

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of June 30, 2026, the market value of securities loaned was $45,341,225 and the collateral received consisted of non-cash collateral with a value of $47,567,002. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio. As such, this collateral is excluded from the
Statement of Assets and Liabilities.

(c)	Security was valued in good faith under procedures subject to oversight by the Board of Trustees. As of June 30, 2026, these securities represent 0.0% of net assets.
(d)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
Investment Transactions
Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended June 30, 2026 were as follows:
Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$0	$606,334,200	$0	$737,666,430
See accompanying notes to financial statements.
BHFTII-192

Brighthouse Funds Trust II
Brighthouse/Wellington Core Equity Opportunities Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2026. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.
Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$92,760,624	$—	$—	$92,760,624
Banks	73,519,932	—	—	73,519,932
Beverages	62,816,560	—	—	62,816,560
Biotechnology	29,028,988	—	—	29,028,988
Building Products	45,006,955	—	—	45,006,955
Capital Markets	117,463,517	—	—	117,463,517
Chemicals	68,403,038	—	—	68,403,038
Consumer Finance	49,495,784	—	—	49,495,784
Consumer Staples Distribution & Retail	43,015,727	—	—	43,015,727
Electrical Equipment	37,441,183	—	—	37,441,183
Electronic Equipment, Instruments & Components	53,532,692	—	—	53,532,692
Financial Services	186,256,975	—	—	186,256,975
Ground Transportation	30,586,485	—	—	30,586,485
Health Care Equipment & Supplies	55,476,067	—	—	55,476,067
Health Care Providers & Services	70,413,768	—	—	70,413,768
Hotels, Restaurants & Leisure	67,086,525	—	—	67,086,525
Household Products	57,785,766	—	—	57,785,766
Industrial Conglomerates	34,076,237	—	—	34,076,237
Insurance	117,514,453	—	—	117,514,453
Interactive Media & Services	59,462,968	—	—	59,462,968
IT Services	33,240,147	—	—	33,240,147
Life Sciences Tools & Services	54,387,754	—	—	54,387,754
Machinery	78,971,167	—	—	78,971,167
Oil, Gas & Consumable Fuels	45,018,341	—	—	45,018,341
Personal Care Products	—	27,839,125	—	27,839,125
Pharmaceuticals	270,686,777	—	—	270,686,777
Professional Services	55,178,593	—	—	55,178,593
Semiconductors & Semiconductor Equipment	385,675,758	—	—	385,675,758
Software	126,862,610	—	—	126,862,610
Specialty Retail	130,771,930	—	—	130,771,930
Technology Hardware, Storage & Peripherals	94,040,843	—	—	94,040,843
Textiles, Apparel & Luxury Goods	47,309,714	—	—	47,309,714
Water Utilities	27,533,773	—	—	27,533,773
Total Common Stocks	2,700,821,651	27,839,125	—	2,728,660,776
Total Escrow Shares*	—	—	0	0
Total Short-Term Investments*	—	37,077,952	—	37,077,952
Total Investments	$2,700,821,651	$64,917,077	$0	$2,765,738,728

*	See Schedule of Investments for additional detailed categorizations.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended June 30, 2026 is not presented.
See accompanying notes to financial statements.
BHFTII-193

Brighthouse Funds Trust II
Brighthouse/Wellington Core Equity Opportunities Portfolio
Statement of Assets and Liabilities

June 30, 2026 (Unaudited)
Assets
Investments at value (a) (b)	$2,765,738,728
Cash	97,207
Cash denominated in foreign currencies (c)	217,028
Receivable for:
Investments sold	5,533,231
Fund shares sold	1,075,197
Dividends and interest	2,418,130
Total Assets	2,775,079,521
Liabilities
Payable for:
Fund shares redeemed	3,297,655
Accrued Expenses:
Management fees	1,270,180
Distribution and service fees	156,148
Deferred trustees’ fees	324,999
Other expenses	508,818
Total Liabilities	5,557,800
Net Assets	$2,769,521,721
Net Assets Consist of:
Paid in surplus	$2,044,975,739
Distributable earnings (Accumulated losses)	724,545,982
Net Assets	$2,769,521,721
Net Assets
Class A	$1,806,083,914
Class B	477,901,575
Class E	485,536,232
Capital Shares Outstanding*
Class A	72,539,684
Class B	19,812,412
Class E	19,969,746
Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$24.90
Class B	24.12
Class E	24.31

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments was $2,186,704,721.
(b)	Includes securities loaned at value of $45,341,225.
(c)	Identified cost of cash denominated in foreign currencies was $216,970.
Statement of Operations

Six Months Ended June 30, 2026 (Unaudited)
Investment Income
Dividends (a)	$21,180,857
Interest	574,810
Securities lending income, net	32,836
Total investment income	21,788,503
Expenses
Management fees	9,792,714
Administration fees	62,056
Custodian and accounting fees	55,375
Distribution and service fees—Class B	590,273
Distribution and service fees—Class E	361,274
Audit and tax services	24,939
Legal	23,184
Trustees’ fees and expenses	39,805
Shareholder reporting	86,096
Insurance	12,392
Miscellaneous	13,145
Total expenses	11,061,253
Less management fee waiver	(2,097,403)
Less broker commission recapture	(6,203)
Net expenses	8,957,647
Net Investment Income	12,830,856
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	141,748,522
Foreign currency transactions	(23,740)
Net realized gain (loss)	141,724,782
Net change in unrealized appreciation (depreciation) on:
Investments	(61,295,251)
Foreign currency transactions	(3,288)
Net change in unrealized appreciation (depreciation)	(61,298,539)
Net realized and unrealized gain (loss)	80,426,243
Net Increase (Decrease) in Net Assets From Operations	$93,257,099

(a)	Net of foreign withholding taxes of $81,814.
See accompanying notes to financial statements.
BHFTII-194

Brighthouse Funds Trust II
Brighthouse/Wellington Core Equity Opportunities Portfolio
Statements of Changes in Net Assets
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
Increase (Decrease) in Net Assets:
From Operations
Net investment income (loss)	$12,830,856	$29,349,252
Net realized gain (loss)	141,724,782	299,109,513
Net change in unrealized appreciation (depreciation)	(61,298,539)	(116,018,178)
Increase (decrease) in net assets from operations	93,257,099	212,440,587
From Distributions to Shareholders
Class A	(217,326,478)	(252,993,064)
Class B	(57,885,311)	(70,786,462)
Class E	(58,979,150)	(72,631,012)
Total distributions	(334,190,939)	(396,410,538)
Increase (decrease) in net assets from capital share transactions	193,023,955	61,791,488
Total increase (decrease) in net assets	(47,909,885)	(122,178,463)
Net Assets
Beginning of period	2,817,431,606	2,939,610,069
End of period	$2,769,521,721	$2,817,431,606

Other Information:
Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31, 2025
	Shares	Value	Shares	Value
Class A
Sales	293,246	$7,798,201	579,628	$16,052,238
Reinvestments	8,856,010	217,326,478	9,700,654	252,993,064
Redemptions	(2,978,270)	(80,592,706)	(7,198,933)	(200,733,023)
Net increase (decrease)	6,170,986	$144,531,973	3,081,349	$68,312,279
Class B
Sales	317,305	$8,209,086	609,122	$16,314,822
Reinvestments	2,434,201	57,885,311	2,791,264	70,786,462
Redemptions	(1,558,741)	(41,062,074)	(3,254,447)	(88,131,977)
Net increase (decrease)	1,192,765	$25,032,323	145,939	$(1,030,693)
Class E
Sales	125,561	$3,317,935	299,546	$8,018,310
Reinvestments	2,460,540	58,979,150	2,843,814	72,631,012
Redemptions	(1,462,858)	(38,837,426)	(3,160,251)	(86,139,420)
Net increase (decrease)	1,123,243	$23,459,659	(16,891)	$(5,490,098)
Increase (decrease) derived from capital shares transactions		$193,023,955		$61,791,488
See accompanying notes to financial statements.
BHFTII-195

Brighthouse Funds Trust II
Brighthouse/Wellington Core Equity Opportunities Portfolio
Financial Highlights
Selected per share data
	Class A
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$27.38	$29.45	$28.52	$30.09	$39.97	$34.36
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.14	0.31	0.39	0.42	0.45	0.47
Net realized and unrealized gain (loss)	0.78	1.79	2.01	1.64	(3.09)	7.60
Total income (loss) from investment operations	0.92	2.10	2.40	2.06	(2.64)	8.07
Less Distributions
Distributions from net investment income	(0.32)	(0.43)	(0.43)	(0.43)	(0.54)	(0.53)
Distributions from net realized capital gains	(3.08)	(3.74)	(1.04)	(3.20)	(6.70)	(1.93)
Total distributions	(3.40)	(4.17)	(1.47)	(3.63)	(7.24)	(2.46)
Net Asset Value, End of Period	$24.90	$27.38	$29.45	$28.52	$30.09	$39.97
Total Return (%) (b)	3.52 (c)	7.83	8.61	7.66	(5.08)	24.43
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.74 (d)	0.74	0.74	0.73	0.73	0.72
Net ratio of expenses to average net assets (%) (e) (f)	0.59 (d)	0.59	0.58	0.58	0.58	0.57
Ratio of net investment income (loss) to average net assets (%)	1.01 (d)	1.10	1.32	1.47	1.37	1.27
Portfolio turnover rate (%)	22 (c)	37	15	9	10	15
Net assets, end of period (in millions)	$1,806.1	$1,817.3	$1,864.1	$1,938.5	$1,961.3	$2,492.0

	Class B
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$26.59	$28.71	$27.83	$29.44	$39.25	$33.79
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.10	0.23	0.31	0.34	0.36	0.37
Net realized and unrealized gain (loss)	0.75	1.74	1.97	1.60	(3.03)	7.47
Total income (loss) from investment operations	0.85	1.97	2.28	1.94	(2.67)	7.84
Less Distributions
Distributions from net investment income	(0.24)	(0.35)	(0.36)	(0.35)	(0.44)	(0.45)
Distributions from net realized capital gains	(3.08)	(3.74)	(1.04)	(3.20)	(6.70)	(1.93)
Total distributions	(3.32)	(4.09)	(1.40)	(3.55)	(7.14)	(2.38)
Net Asset Value, End of Period	$24.12	$26.59	$28.71	$27.83	$29.44	$39.25
Total Return (%) (b)	3.38 (c)	7.54	8.37	7.38	(5.31)	24.11
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.99 (d)	0.99	0.99	0.98	0.98	0.97
Net ratio of expenses to average net assets (%) (e) (f)	0.84 (d)	0.84	0.83	0.83	0.83	0.82
Ratio of net investment income (loss) to average net assets (%)	0.76 (d)	0.85	1.07	1.22	1.12	1.02
Portfolio turnover rate (%)	22 (c)	37	15	9	10	15
Net assets, end of period (in millions)	$477.9	$495.1	$530.4	$577.5	$592.5	$726.0
Please see  following page for Financial Highlights footnote legend.
See accompanying notes to financial statements.
BHFTII-196

Brighthouse Funds Trust II
Brighthouse/Wellington Core Equity Opportunities Portfolio
Financial Highlights
Selected per share data
	Class E
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$26.79	$28.90	$28.01	$29.61	$39.44	$33.94
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.11	0.26	0.34	0.37	0.40	0.41
Net realized and unrealized gain (loss)	0.76	1.75	1.98	1.61	(3.05)	7.50
Total income (loss) from investment operations	0.87	2.01	2.32	1.98	(2.65)	7.91
Less Distributions
Distributions from net investment income	(0.27)	(0.38)	(0.39)	(0.38)	(0.48)	(0.48)
Distributions from net realized capital gains	(3.08)	(3.74)	(1.04)	(3.20)	(6.70)	(1.93)
Total distributions	(3.35)	(4.12)	(1.43)	(3.58)	(7.18)	(2.41)
Net Asset Value, End of Period	$24.31	$26.79	$28.90	$28.01	$29.61	$39.44
Total Return (%) (b)	3.42 (c)	7.65	8.46	7.49	(5.21)	24.23
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.89 (d)	0.89	0.89	0.88	0.88	0.87
Net ratio of expenses to average net assets (%) (e) (f)	0.74 (d)	0.74	0.73	0.73	0.73	0.72
Ratio of net investment income (loss) to average net assets (%)	0.86 (d)	0.95	1.17	1.32	1.22	1.12
Portfolio turnover rate (%)	22 (c)	37	15	9	10	15
Net assets, end of period (in millions)	$485.5	$505.0	$545.2	$583.8	$606.6	$765.8

(a)	Per share amounts based on average shares outstanding during the period.
(b)
Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

(c)	Periods less than one year are not computed on an annualized basis.
(d)	Computed on an annualized basis.
(e)
The effect of the voluntary portion of the waivers on the net ratio of expenses to average net assets was 0.03% for the six month period ended June 30, 2026 and for each of the years ended
December 31, 2025 through 2021 (see Note 5 of the Notes to Financial Statements).

(f)	Includes the effects of management fee waivers (see Note 5 of the Notes to Financial Statements).
See accompanying notes to financial statements.
BHFTII-197

Brighthouse Funds Trust II
Frontier Mid Cap Growth Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Common Stocks—96.9% of Net Assets

Security Description	Shares	Value

Aerospace & Defense — 6.5%
ATI, Inc. (a)	74,227	$14,630,142
FTAI Aviation Ltd.	104,751	28,338,288
L3Harris Technologies, Inc.	23,913	6,948,878
Rocket Lab Corp. (a)	202,089	20,542,347
		70,459,655
Beverages — 0.9%
Celsius Holdings, Inc. (a) (b)	347,984	10,188,971
Biotechnology — 5.2%
Alnylam Pharmaceuticals, Inc. (a)	16,363	4,925,754
Bridgebio Pharma, Inc. (a)	79,658	5,932,928
Insmed, Inc. (a)	84,295	8,987,533
Natera, Inc. (a)	73,892	20,057,983
United Therapeutics Corp. (a)	31,121	16,862,291
		56,766,489
Building Products — 1.4%
Builders FirstSource, Inc. (a)	163,250	14,607,610
Capital Markets — 1.8%
Carlyle Group, Inc. (b)	83,885	3,532,398
MSCI, Inc.	9,208	5,156,848
Robinhood Markets, Inc. - Class A (a)	104,365	10,465,722
		19,154,968
Chemicals — 0.7%
Solstice Advanced Materials, Inc.	87,238	7,729,287
Commercial Services & Supplies — 1.4%
Cintas Corp.	33,318	5,666,725
Rollins, Inc.	75,768	3,162,556
Waste Connections, Inc.	37,105	6,185,033
		15,014,314
Communications Equipment — 1.7%
Lumentum Holdings, Inc. (a)	12,516	10,739,479
Motorola Solutions, Inc.	17,292	7,181,195
		17,920,674
Construction & Engineering — 3.4%
API Group Corp. (a)	335,744	14,218,758
Quanta Services, Inc.	30,867	22,225,475
		36,444,233
Construction Materials — 1.0%
Eagle Materials, Inc. (b)	49,195	11,068,875
Distributors — 0.3%
Pool Corp. (b)	15,398	3,309,030
Diversified Consumer Services — 0.8%
Stride, Inc. (a)	104,211	8,987,157
Electrical Equipment — 0.8%
Vertiv Holdings Co. - Class A	24,420	8,176,304
Security Description	Shares	Value
Electronic Equipment, Instruments & Components — 2.5%
Coherent Corp. (a)	12,986	$5,122,587
Flex Ltd. (a)	59,668	9,670,393
Jabil, Inc.	31,524	12,151,872
		26,944,852
Entertainment — 0.7%
ROBLOX Corp. - Class A (a)	147,852	8,040,192
Financial Services — 0.6%
Block, Inc. (a)	89,279	6,785,204
Ground Transportation — 4.5%
Knight-Swift Transportation Holdings, Inc.	222,960	17,361,895
XPO, Inc. (a)	154,986	31,817,076
		49,178,971
Health Care Equipment & Supplies — 5.0%
Alcon AG (b)	86,455	5,801,131
Align Technology, Inc. (a)	30,630	5,166,056
Dexcom, Inc. (a) (b)	310,854	20,936,017
GE HealthCare Technologies, Inc.	91,343	5,846,865
IDEXX Laboratories, Inc. (a)	19,013	10,009,204
STERIS PLC	30,199	6,359,003
		54,118,276
Health Care Providers & Services — 2.9%
Cencora, Inc.	49,966	14,139,379
Molina Healthcare, Inc. (a) (b)	73,439	16,795,499
		30,934,878
Health Care Technology — 0.6%
Veeva Systems, Inc. - Class A (a)	36,609	6,496,999
Hotels, Restaurants & Leisure — 6.4%
Chipotle Mexican Grill, Inc. (a)	284,247	9,664,398
Royal Caribbean Cruises Ltd. (b)	133,245	42,309,285
Viking Holdings Ltd. (a)	111,695	11,691,115
Wingstop, Inc. (b)	32,909	5,706,750
		69,371,548
Household Products — 0.9%
Church & Dwight Co., Inc.	98,203	9,513,907
Independent Power and Renewable Electricity Producers — 1.2%
Vistra Corp.	82,517	13,089,672
Industrial REITs — 0.8%
First Industrial Realty Trust, Inc.	133,214	8,167,350
Insurance — 1.2%
Aon PLC - Class A	18,883	6,263,302
Lemonade, Inc. (a) (b)	110,224	7,170,071
		13,433,373
Interactive Media & Services — 1.2%
Reddit, Inc. - Class A (a)	74,039	12,851,690
See accompanying notes to financial statements.
BHFTII-198

Brighthouse Funds Trust II
Frontier Mid Cap Growth Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
IT Services — 8.7%
Akamai Technologies, Inc. (a) (b)	163,778	$19,360,198
Cloudflare, Inc. - Class A (a)	94,637	23,212,563
MongoDB, Inc. (a)	56,207	18,879,931
Snowflake, Inc. - Class A (a)	129,550	32,970,475
		94,423,167
Life Sciences Tools & Services — 1.5%
Agilent Technologies, Inc.	56,392	7,490,549
Mettler-Toledo International, Inc. (a)	7,114	9,088,206
		16,578,755
Machinery — 4.9%
Flowserve Corp. (b)	71,218	5,281,527
Mueller Industries, Inc.	105,944	13,023,696
RBC Bearings, Inc. (a)	28,704	18,487,098
Symbotic, Inc. (a) (b)	126,964	5,707,032
Watts Water Technologies, Inc. - Class A	26,958	10,552,709
		53,052,062
Oil, Gas & Consumable Fuels — 1.8%
Cheniere Energy, Inc.	57,865	13,830,314
Permian Resources Corp. - Class A	280,927	5,171,866
		19,002,180
Professional Services — 1.5%
CACI International, Inc. - Class A (a) (b)	8,856	4,102,630
Verisk Analytics, Inc.	67,511	12,120,250
		16,222,880
Retail REITs — 0.6%
Federal Realty Investment Trust (b)	49,822	6,150,028
Semiconductors & Semiconductor Equipment — 10.4%
Allegro MicroSystems, Inc. (a) (b)	100,665	7,008,297
Astera Labs, Inc. (a)	40,986	19,797,058
Entegris, Inc.	48,559	8,733,822
Lattice Semiconductor Corp. (a)	99,451	15,212,025
Monolithic Power Systems, Inc.	18,442	25,493,483
NXP Semiconductors NV	48,133	13,526,817
Skyworks Solutions, Inc. (b)	126,577	8,581,920
Teradyne, Inc.	28,700	13,886,208
		112,239,630
Software — 8.3%
Circle Internet Group, Inc. (a) (b)	139,049	8,708,639
Datadog, Inc. - Class A (a)	104,220	27,134,719
Dynatrace, Inc. (a)	181,043	7,949,598
Fair Isaac Corp. (a) (b)	18,510	22,115,378
Nebius Group NV (a) (b)	44,809	12,374,902
Workday, Inc. - Class A (a) (b)	42,652	5,221,458
Zscaler, Inc. (a)	47,595	6,718,034
		90,222,728
Specialty Retail — 2.3%
Burlington Stores, Inc. (a)	40,321	12,773,693
Security Description	Shares/ Principal Amount*	Value
Specialty Retail—(Continued)
Floor & Decor Holdings, Inc. - Class A (a) (b)	76,812	$4,559,560
Murphy USA, Inc.	13,385	7,212,775
		24,546,028
Technology Hardware, Storage & Peripherals — 0.6%
Everpure, Inc. - Class A (a)	83,282	6,561,789
Textiles, Apparel & Luxury Goods — 1.0%
Deckers Outdoor Corp. (a)	108,248	10,747,944
Trading Companies & Distributors — 0.9%
QXO, Inc. (a) (b)	572,235	9,888,221
Total Common Stocks (Cost $909,582,498)		1,048,389,891

Short-Term Investments—3.2%
Repurchase Agreement—3.2%
Fixed Income Clearing Corp.
Repurchase Agreement dated 06/30/26 at 2.500%, due on 07/01/26, with a maturity value of $34,653,259; collateralized by U.S. Treasury Note at 4.000%, maturing 12/15/27, with a market value of $35,344,040	34,650,853	34,650,853
Total Short-Term Investments (Cost $34,650,853)		34,650,853

Securities Lending Reinvestments (c)—7.2%
Short-Term Investment Funds—4.8%
Allspring Government Money Market Fund, Select Class 3.570% (d)	7,000,000	7,000,000
BlackRock Liquidity Funds FedFund, Institutional Shares 3.540% (d)	7,000,000	7,000,000
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class 3.520% (d)	7,000,000	7,000,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 3.530% (d)	7,000,000	7,000,000
Invesco STIT-Government & Agency Portfolio, Institutional Class 3.570% (d)	7,000,000	7,000,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares 3.560% (d)	7,000,000	7,000,000
RBC BlueBay U.S. Government Money Market Fund, Institutional Shares 3.550% (d)	5,000,000	5,000,000
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.580% (d)	5,000,000	5,000,000
		52,000,000

Repurchase Agreements—2.4%
Bank of Montreal
Repurchase Agreement dated 06/30/26 at 3.750%, due on 07/01/26 with a maturity value of $1,900,198; collateralized by various Common Stock with an aggregate market value of $2,117,712	1,900,000	1,900,000
See accompanying notes to financial statements.
BHFTII-199

Brighthouse Funds Trust II
Frontier Mid Cap Growth Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Securities Lending Reinvestments (c)—(Continued)
Security Description	Principal Amount*	Value
Repurchase Agreements—(Continued)
Bank of Nova Scotia
Repurchase Agreement dated 06/30/26 at 3.630%, due on 07/01/26 with a maturity value of $1,000,101; collateralized by U.S. Treasury Obligations with rates ranging from 1.125% - 4.625%, maturity dates ranging from 05/15/28 - 02/15/55, and an aggregate market value of $1,020,000	1,000,000	$1,000,000
Repurchase Agreement dated 06/30/26 at 3.770%, due on 07/01/26 with a maturity value of $4,000,419; collateralized by various Common Stock with an aggregate market value of $4,447,241	4,000,000	4,000,000
Barclays Capital, Inc.
Repurchase Agreement dated 06/30/26 at 3.680%, due on 07/01/26 with a maturity value of $5,000,511; collateralized by U.S. Treasury Obligations with rates ranging from 3.500% - 4.625%, maturity dates ranging from 01/31/28 - 05/31/31, and an aggregate market value of $5,100,001	5,000,000	5,000,000
Cantor Fitzgerald & Co.
Repurchase Agreement dated 06/30/26 at 3.620%, due on 07/01/26 with a maturity value of $2,000,201; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 5.000%, maturity dates ranging from 07/09/26 - 05/15/56, and an aggregate market value of $2,040,000	2,000,000	2,000,000
Citigroup Global Markets, Inc.
Repurchase Agreement dated 06/30/26 at 3.630%, due on 07/01/26 with a maturity value of $2,000,202; collateralized by U.S. Treasury Obligations with rates ranging from 0.625% - 4.375%, maturity dates ranging from 11/30/28 - 05/15/42, and an aggregate market value of $2,040,000	2,000,000	2,000,000
HSBC Bank PLC
Repurchase Agreement dated 06/30/26 at 3.820%, due on 07/01/26 with a maturity value of $2,000,212; collateralized by various Common Stock with an aggregate market value of $2,224,447	2,000,000	2,000,000
Jefferies LLC
Repurchase Agreement dated 06/30/26 at 3.690%, due on 07/01/26 with a maturity value of $3,902,893; collateralized by U.S. Government Agency Obligations with rates ranging from 4.628% - 6.500%, maturity dates ranging from 07/25/55 - 06/20/56, and an aggregate market value of $3,980,559	3,902,493	3,902,493
National Bank Financial, Inc.
Repurchase Agreement dated 06/30/26 at 3.770%, due on 07/01/26 with a maturity value of $1,000,105; collateralized by various Common Stock with an aggregate market value of $1,114,608	1,000,000	1,000,000
Security Description	Principal Amount*	Value
Repurchase Agreements—(Continued)
National Bank of Canada
Repurchase Agreement dated 06/30/26 at 3.790%, due on 07/07/26 with a maturity value of $1,000,737; collateralized by various Common Stock with an aggregate market value of $1,114,626	1,000,000	$1,000,000
NBC Global Finance Ltd.
Repurchase Agreement dated 06/30/26 at 3.780%, due on 07/01/26 with a maturity value of $1,000,105; collateralized by various Common Stock with an aggregate market value of $1,115,262	1,000,000	1,000,000
Societe Generale
Repurchase Agreement dated 06/30/26 at 3.630%, due on 07/01/26 with a maturity value of $1,000,101; collateralized by U.S. Treasury Obligations with rates ranging from 0.625% - 1.625%, maturity dates ranging from 12/31/27 - 11/15/50, and an aggregate market value of $1,020,001	1,000,000	1,000,000
		25,802,493
Total Securities Lending Reinvestments (Cost $77,802,493)		77,802,493
Total Investments—107.3% (Cost $1,022,035,844)		1,160,843,237
Other assets and liabilities (net)—(7.3)%		(78,587,692)
Net Assets—100.0%		$1,082,255,545

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)
All or a portion of the security was held on loan. As of June 30, 2026, the market value of securities loaned was $158,441,591 and the collateral received consisted of cash in the amount of $77,802,493 and non-cash collateral with a value of $85,120,124. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending
Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio. As such, this collateral is excluded from the Statement of Assets and
Liabilities.

(c)	Represents investment of cash collateral received from securities on loan as of June 30, 2026.
(d)	The rate shown represents the annualized seven-day yield as of June 30, 2026.
Investment Transactions
Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended June 30, 2026 were as follows:
Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$0	$501,666,121	$0	$593,663,062
See accompanying notes to financial statements.
BHFTII-200

Brighthouse Funds Trust II
Frontier Mid Cap Growth Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
The following table provides a breakdown of transactions accounted for as secured borrowings, the gross obligations by the type of collateral pledged, and the remaining contractual maturities of those transactions.
Remaining Contractual Maturity of the Agreements As of June 30, 2026
	Overnight and Continuous	Up to 30 Days	31 - 90 Days	Greater than 90 days	Total
Securities Lending Transactions
Common Stocks	$(77,802,493)	$—	$—	$—	$(77,802,493)
Gross amount of recognized liabilities for securities lending transactions					$(77,802,493)
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2026. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.
Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$1,048,389,891	$—	$—	$1,048,389,891
Total Short-Term Investments*	—	34,650,853	—	34,650,853
Securities Lending Reinvestments
Short-Term Investment Funds	52,000,000	—	—	52,000,000
Repurchase Agreements	—	25,802,493	—	25,802,493
Total Securities Lending Reinvestments	52,000,000	25,802,493	—	77,802,493
Total Investments	$1,100,389,891	$60,453,346	$—	$1,160,843,237
Collateral for Securities Loaned (Liability)	$—	$(77,802,493)	$—	$(77,802,493)

*	See Schedule of Investments for additional detailed categorizations.
See accompanying notes to financial statements.
BHFTII-201

Brighthouse Funds Trust II
Frontier Mid Cap Growth Portfolio
Statement of Assets and Liabilities

June 30, 2026 (Unaudited)
Assets
Investments at value (a) (b)	$1,160,843,237
Cash	955,516
Receivable for:
Investments sold	8,928,971
Fund shares sold	6,691
Dividends and interest	430,073
Total Assets	1,171,164,488
Liabilities
Collateral for securities loaned	77,802,493
Payable for:
Investments purchased	9,091,637
Fund shares redeemed	892,345
Accrued Expenses:
Management fees	568,073
Distribution and service fees	32,956
Deferred trustees’ fees	281,779
Other expenses	239,660
Total Liabilities	88,908,943
Net Assets	$1,082,255,545
Net Assets Consist of:
Paid in surplus	$810,034,796
Distributable earnings (Accumulated losses)	272,220,749
Net Assets	$1,082,255,545
Net Assets
Class A	$870,814,276
Class B	128,792,612
Class D	75,754,940
Class E	6,893,717
Capital Shares Outstanding*
Class A	29,105,280
Class B	6,228,154
Class D	2,726,212
Class E	253,871
Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$29.92
Class B	20.68
Class D	27.79
Class E	27.15

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments was $1,022,035,844.
(b)	Includes securities loaned at value of $158,441,591.
Statement of Operations

Six Months Ended June 30, 2026 (Unaudited)
Investment Income
Dividends (a)	$2,495,058
Interest	232,297
Securities lending income, net	84,811
Total investment income	2,812,166
Expenses
Management fees	3,673,655
Administration fees	30,468
Custodian and accounting fees	25,607
Distribution and service fees—Class B	154,532
Distribution and service fees—Class D	35,876
Distribution and service fees—Class E	5,046
Audit and tax services	24,944
Legal	23,184
Trustees’ fees and expenses	39,804
Shareholder reporting	46,658
Insurance	4,276
Miscellaneous	7,795
Total expenses	4,071,845
Less management fee waiver	(366,961)
Less broker commission recapture	(20,449)
Net expenses	3,684,435
Net Investment Loss	(872,269)
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	141,246,607
Foreign currency transactions	5
Net realized gain (loss)	141,246,612
Net change in unrealized appreciation (depreciation) on investments	19,274,166
Net realized and unrealized gain (loss)	160,520,778
Net Increase (Decrease) in Net Assets From Operations	$159,648,509

(a)	Net of foreign withholding taxes of $22,742.
See accompanying notes to financial statements.
BHFTII-202

Brighthouse Funds Trust II
Frontier Mid Cap Growth Portfolio
Statements of Changes in Net Assets
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
Increase (Decrease) in Net Assets:
From Operations
Net investment income (loss)	$(872,269)	$(1,886,042)
Net realized gain (loss)	141,246,612	152,708,817
Net change in unrealized appreciation (depreciation)	19,274,166	(99,763,328)
Increase (decrease) in net assets from operations	159,648,509	51,059,447
From Distributions to Shareholders
Class A	(110,840,322)	(39,457,132)
Class B	(22,508,404)	(8,678,585)
Class D	(10,277,297)	(3,833,732)
Class E	(953,189)	(370,506)
Total distributions	(144,579,212)	(52,339,955)
Increase (decrease) in net assets from capital share transactions	78,138,401	(54,331,118)
Total increase (decrease) in net assets	93,207,698	(55,611,626)
Net Assets
Beginning of period	989,047,847	1,044,659,473
End of period	$1,082,255,545	$989,047,847

Other Information:
Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31, 2025
	Shares	Value	Shares	Value
Class A
Sales	215,335	$6,876,116	391,760	$10,790,888
Reinvestments	3,823,398	110,840,322	1,418,301	39,457,132
Redemptions	(1,687,517)	(52,999,808)	(3,123,233)	(90,386,113)
Net increase (decrease)	2,351,216	$64,716,630	(1,313,172)	$(40,138,093)
Class B
Sales	131,492	$2,995,775	393,305	$7,976,297
Reinvestments	1,123,174	22,508,404	425,421	8,678,585
Redemptions	(743,870)	(16,981,135)	(1,126,665)	(24,159,195)
Net increase (decrease)	510,796	$8,523,044	(307,939)	$(7,504,313)
Class D
Sales	33,922	$994,220	63,464	$1,692,212
Reinvestments	381,772	10,277,297	146,774	3,833,732
Redemptions	(217,044)	(6,379,721)	(437,819)	(11,789,771)
Net increase (decrease)	198,650	$4,891,796	(227,581)	$(6,263,827)
Class E
Sales	1,220	$35,939	6,573	$164,884
Reinvestments	36,229	953,189	14,461	370,506
Redemptions	(34,433)	(982,197)	(35,653)	(960,275)
Net increase (decrease)	3,016	$6,931	(14,619)	$(424,885)
Increase (decrease) derived from capital shares transactions		$78,138,401		$(54,331,118)
See accompanying notes to financial statements.
BHFTII-203

Brighthouse Funds Trust II
Frontier Mid Cap Growth Portfolio
Financial Highlights
Selected per share data
	Class A
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$29.48	$29.50	$25.11	$21.28	$43.74	$44.02
Income (Loss) from Investment Operations
Net investment income (loss) (a)	(0.02)	(0.04)	(0.03)	(0.01)	(0.02)	(0.18)
Net realized and unrealized gain (loss)	4.82	1.48	4.49	3.84	(12.71)	6.16
Total income (loss) from investment operations	4.80	1.44	4.46	3.83	(12.73)	5.98
Less Distributions
Distributions from net investment income	0.00	0.00	(0.07)	0.00	0.00	0.00
Distributions from net realized capital gains	(4.36)	(1.46)	0.00	0.00	(9.72)	(6.26)
Distributions from return of capital	0.00	0.00	0.00	0.00	(0.01)	0.00
Total distributions	(4.36)	(1.46)	(0.07)	0.00	(9.73)	(6.26)
Net Asset Value, End of Period	$29.92	$29.48	$29.50	$25.11	$21.28	$43.74
Total Return (%) (b)	16.75 (c)	5.16	17.77	18.00	(28.15)	14.68
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.76 (d)	0.76	0.76	0.76	0.75	0.73
Net ratio of expenses to average net assets (%) (e)	0.69 (d)	0.69	0.71	0.71	0.70	0.71
Ratio of net investment income (loss) to average net assets (%)	(0.13) (d)	(0.15)	(0.10)	(0.05)	(0.08)	(0.40)
Portfolio turnover rate (%)	50 (c)	78	43	71	47	55
Net assets, end of period (in millions)	$870.8	$788.8	$828.0	$825.6	$774.6	$1,142.1

	Class B
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$21.59	$22.05	$18.79	$15.96	$36.41	$37.72
Income (Loss) from Investment Operations
Net investment income (loss) (a)	(0.04)	(0.08)	(0.07)	(0.05)	(0.07)	(0.24)
Net realized and unrealized gain (loss)	3.49	1.08	3.35	2.88	(10.65)	5.19
Total income (loss) from investment operations	3.45	1.00	3.28	2.83	(10.72)	4.95
Less Distributions
Distributions from net investment income	0.00	0.00	(0.02)	0.00	0.00	0.00
Distributions from net realized capital gains	(4.36)	(1.46)	0.00	0.00	(9.72)	(6.26)
Distributions from return of capital	0.00	0.00	0.00	0.00	(0.01)	0.00
Total distributions	(4.36)	(1.46)	(0.02)	0.00	(9.73)	(6.26)
Net Asset Value, End of Period	$20.68	$21.59	$22.05	$18.79	$15.96	$36.41
Total Return (%) (b)	16.61 (c)	4.90	17.45	17.73	(28.33)	14.38
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	1.01 (d)	1.01	1.01	1.01	1.00	0.98
Net ratio of expenses to average net assets (%) (e)	0.94 (d)	0.94	0.96	0.96	0.95	0.96
Ratio of net investment income (loss) to average net assets (%)	(0.39) (d)	(0.40)	(0.35)	(0.30)	(0.33)	(0.65)
Portfolio turnover rate (%)	50 (c)	78	43	71	47	55
Net assets, end of period (in millions)	$128.8	$123.5	$132.9	$140.6	$128.2	$188.7
Please see  following page for Financial Highlights footnote legend.
See accompanying notes to financial statements.
BHFTII-204

Brighthouse Funds Trust II
Frontier Mid Cap Growth Portfolio
Financial Highlights
Selected per share data
	Class D
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$27.67	$27.80	$23.67	$20.08	$42.10	$42.64
Income (Loss) from Investment Operations
Net investment income (loss) (a)	(0.03)	(0.07)	(0.05)	(0.03)	(0.05)	(0.21)
Net realized and unrealized gain (loss)	4.51	1.40	4.22	3.62	(12.24)	5.93
Total income (loss) from investment operations	4.48	1.33	4.17	3.59	(12.29)	5.72
Less Distributions
Distributions from net investment income	0.00	0.00	(0.04)	0.00	0.00	0.00
Distributions from net realized capital gains	(4.36)	(1.46)	0.00	0.00	(9.72)	(6.26)
Distributions from return of capital	0.00	0.00	0.00	0.00	(0.01)	0.00
Total distributions	(4.36)	(1.46)	(0.04)	0.00	(9.73)	(6.26)
Net Asset Value, End of Period	$27.79	$27.67	$27.80	$23.67	$20.08	$42.10
Total Return (%) (b)	16.69 (c)	5.08	17.64	17.88	(28.21)	14.54
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.86 (d)	0.86	0.86	0.86	0.85	0.83
Net ratio of expenses to average net assets (%) (e)	0.79 (d)	0.79	0.81	0.81	0.80	0.81
Ratio of net investment income (loss) to average net assets (%)	(0.23) (d)	(0.25)	(0.20)	(0.14)	(0.18)	(0.50)
Portfolio turnover rate (%)	50 (c)	78	43	71	47	55
Net assets, end of period (in millions)	$75.8	$69.9	$76.6	$74.6	$67.9	$103.7

	Class E
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$27.14	$27.30	$23.25	$19.73	$41.63	$42.25
Income (Loss) from Investment Operations
Net investment income (loss) (a)	(0.04)	(0.08)	(0.06)	(0.04)	(0.06)	(0.23)
Net realized and unrealized gain (loss)	4.41	1.38	4.14	3.56	(12.11)	5.87
Total income (loss) from investment operations	4.37	1.30	4.08	3.52	(12.17)	5.64
Less Distributions
Distributions from net investment income	0.00	0.00	(0.03)	0.00	0.00	0.00
Distributions from net realized capital gains	(4.36)	(1.46)	0.00	0.00	(9.72)	(6.26)
Distributions from return of capital	0.00	0.00	0.00	0.00	(0.01)	0.00
Total distributions	(4.36)	(1.46)	(0.03)	0.00	(9.73)	(6.26)
Net Asset Value, End of Period	$27.15	$27.14	$27.30	$23.25	$19.73	$41.63
Total Return (%) (b)	16.61 (c)	5.06	17.56	17.84	(28.25)	14.48
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.91 (d)	0.91	0.91	0.91	0.90	0.88
Net ratio of expenses to average net assets (%) (e)	0.84 (d)	0.84	0.86	0.86	0.85	0.86
Ratio of net investment income (loss) to average net assets (%)	(0.29) (d)	(0.30)	(0.25)	(0.19)	(0.23)	(0.55)
Portfolio turnover rate (%)	50 (c)	78	43	71	47	55
Net assets, end of period (in millions)	$6.9	$6.8	$7.2	$7.3	$7.0	$11.0

(a)	Per share amounts based on average shares outstanding during the period.
(b)
Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

(c)	Periods less than one year are not computed on an annualized basis.
(d)	Computed on an annualized basis.
(e)	Includes the effects of management fee waivers (see Note 5 of the Notes to Financial Statements).
See accompanying notes to financial statements.
BHFTII-205

Brighthouse Funds Trust II
Invesco Value Opportunities Portfolio (formerly, Brighthouse/Artisan Mid Cap Value Portfolio)
Schedule of Investments as of June 30, 2026  (Unaudited)
Common Stocks—97.4% of Net Assets

Security Description	Shares	Value

Banks — 9.6%
Citizens Financial Group, Inc.	90,775	$6,360,604
Fifth Third Bancorp (a)	121,004	6,820,995
Huntington Bancshares, Inc.	508,286	9,011,911
M&T Bank Corp.	20,056	4,773,529
Pinnacle Financial Partners, Inc.	103,178	10,408,597
U.S. Bancorp	152,491	9,210,456
Webster Financial Corp.	78,848	6,025,564
Western Alliance Bancorp	104,533	8,592,613
		61,204,269
Beverages — 0.5%
Constellation Brands, Inc. - Class A	24,562	3,416,329
Broadline Retail — 1.0%
Coupang, Inc. (b)	371,994	6,461,536
Chemicals — 1.4%
Huntsman Corp. (a)	141,021	1,497,643
International Flavors & Fragrances, Inc. (a)	79,586	6,304,803
Mosaic Co.	59,987	1,271,124
		9,073,570
Commercial Services & Supplies — 1.9%
Rentokil Initial PLC	2,129,755	12,057,567
Communications Equipment — 3.5%
Applied Optoelectronics, Inc. (a) (b)	73,464	10,884,426
Lumentum Holdings, Inc. (b)	13,510	11,592,391
		22,476,817
Construction & Engineering — 0.4%
AECOM	37,303	2,603,749
Construction Materials — 1.3%
James Hardie Industries PLC (a) (b)	313,693	8,212,483
Consumer Staples Distribution & Retail — 0.9%
Performance Food Group Co. (b)	50,656	5,662,834
Containers & Packaging — 1.0%
Crown Holdings, Inc.	58,813	6,576,470
Electric Utilities — 1.9%
NRG Energy, Inc.	84,856	12,394,067
Electrical Equipment — 3.5%
Generac Holdings, Inc. (b)	15,978	4,678,518
Regal Rexnord Corp.	20,033	4,771,660
Vertiv Holdings Co. - Class A	38,708	12,960,213
		22,410,391
Electronic Equipment, Instruments & Components — 6.7%
CDW Corp. (a)	71,172	10,009,630
Coherent Corp. (b)	69,555	27,437,361
Zebra Technologies Corp. - Class A (b)	20,036	5,274,677
		42,721,668
Security Description	Shares	Value
Financial Services — 0.6%
Fidelity National Information Services, Inc.	44,559	$1,732,454
Fiserv, Inc. (b)	38,995	1,912,705
		3,645,159
Ground Transportation — 1.1%
Saia, Inc. (b)	15,787	6,648,853
Health Care Equipment & Supplies — 7.5%
Becton Dickinson & Co.	80,901	12,242,748
Boston Scientific Corp. (b)	134,982	5,761,032
Globus Medical, Inc. - Class A (a) (b)	113,387	8,958,707
Medtronic PLC	154,201	12,063,144
STERIS PLC	15,443	3,251,833
Zimmer Biomet Holdings, Inc. (a)	65,026	5,598,088
		47,875,552
Health Care Providers & Services — 3.2%
Centene Corp. (b)	154,087	9,890,845
Elevance Health, Inc.	27,822	10,759,602
		20,650,447
Hotels, Restaurants & Leisure — 2.0%
Airbnb, Inc. - Class A (b)	80,483	11,517,117
Expedia Group, Inc. (a)	5,174	1,323,923
		12,841,040
Independent Power and Renewable Electricity Producers — 1.6%
Vistra Corp.	64,106	10,169,135
Insurance — 2.5%
Globe Life, Inc.	68,958	12,321,416
Willis Towers Watson PLC (a)	12,839	3,355,729
		15,677,145
Life Sciences Tools & Services — 4.8%
Avantor, Inc. (b)	175,066	1,733,154
Charles River Laboratories International, Inc. (b)	31,785	7,208,520
ICON PLC (b)	52,662	9,147,916
Waters Corp. (b)	33,082	12,407,073
		30,496,663
Machinery — 3.0%
AGCO Corp. (a)	44,774	5,359,448
Middleby Corp. (a) (b)	41,329	7,109,001
Oshkosh Corp.	43,532	6,681,291
		19,149,740
Metals & Mining — 3.7%
Coeur Mining, Inc. (a)	305,432	4,984,650
Newmont Corp.	68,998	6,444,413
Royal Gold, Inc.	23,363	4,663,489
Teck Resources Ltd. - Class B	128,982	7,669,270
		23,761,822
See accompanying notes to financial statements.
BHFTII-206

Brighthouse Funds Trust II
Invesco Value Opportunities Portfolio (formerly, Brighthouse/Artisan Mid Cap Value Portfolio)
Schedule of Investments as of June 30, 2026  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares/ Principal Amount*	Value
Oil, Gas & Consumable Fuels — 12.4%
Antero Resources Corp. (b)	192,494	$6,764,239
APA Corp. (a)	176,308	5,742,351
ARC Resources Ltd.	332,641	6,989,390
Cenovus Energy, Inc.	381,660	9,468,985
Devon Energy Corp.	167,267	6,911,472
Diamondback Energy, Inc.	38,461	6,760,675
EQT Corp.	105,476	5,608,159
Expand Energy Corp.	85,737	7,818,357
Ovintiv, Inc.	153,556	8,084,723
Phillips 66 Co.	54,677	9,243,147
Range Resources Corp. (a)	90,536	3,367,034
Viper Energy, Inc. - Class A	51,469	2,182,286
		78,940,818
Professional Services — 2.1%
Amentum Holdings, Inc. (b)	191,023	3,948,446
Jacobs Solutions, Inc.	35,052	4,416,552
KBR, Inc.	146,746	5,067,139
		13,432,137
Semiconductors & Semiconductor Equipment — 18.5%
Entegris, Inc.	102,328	18,404,714
Marvell Technology, Inc.	63,612	18,949,379
Microchip Technology, Inc.	88,793	8,097,922
MKS, Inc.	59,838	26,615,942
NXP Semiconductors NV	13,378	3,759,619
Qnity Electronics, Inc.	36,400	5,944,484
Rambus, Inc. (b)	140,620	18,665,899
STMicroelectronics NV (NY Registry Shares)	233,340	17,474,832
		117,912,791
Software — 0.2%
AppLovin Corp. - Class A (b)	2,650	1,365,359
Trading Companies & Distributors — 0.6%
WESCO International, Inc.	11,136	3,846,708
Total Common Stocks (Cost $590,317,660)		621,685,119

Short-Term Investments—2.6%
Repurchase Agreement—2.6%
Fixed Income Clearing Corp.
Repurchase Agreement dated 06/30/26 at 2.500%, due on 07/01/26, with a maturity value of $16,433,253; collateralized by U.S. Treasury Note at 4.000%, maturing 12/15/27, with a market value of $16,760,803	16,432,112	16,432,112
Total Short-Term Investments (Cost $16,432,112)		16,432,112

Securities Lending Reinvestments (c)—3.1%
Short-Term Investment Funds—2.0%
Allspring Government Money Market Fund, Select Class 3.570% (d)	2,000,000	2,000,000
Security Description	Shares/ Principal Amount*	Value
Short-Term Investment Funds—(Continued)
BlackRock Liquidity Funds FedFund, Institutional Shares 3.540% (d)	2,000,000	$2,000,000
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class 3.520% (d)	2,000,000	2,000,000
Fidelity Investments Money Market Government Portfolio, Class I 3.530% (d)	1,000,000	1,000,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 3.530% (d)	2,000,000	2,000,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares 3.560% (d)	2,000,000	2,000,000
RBC BlueBay U.S. Government Money Market Fund, Institutional Shares 3.550% (d)	1,000,000	1,000,000
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.580% (d)	1,000,000	1,000,000
		13,000,000

Repurchase Agreements—1.1%
Bank of Nova Scotia
Repurchase Agreement dated 06/30/26 at 3.770%, due on 07/01/26 with a maturity value of $1,000,105; collateralized by various Common Stock with an aggregate market value of $1,111,810	1,000,000	1,000,000
Barclays Capital, Inc.
Repurchase Agreement dated 06/30/26 at 3.680%, due on 07/01/26 with a maturity value of $2,000,204; collateralized by U.S. Treasury Obligations with rates ranging from 3.500% - 4.625%, maturity dates ranging from 01/31/28 - 05/31/31, and an aggregate market value of $2,040,000	2,000,000	2,000,000
Cantor Fitzgerald & Co.
Repurchase Agreement dated 06/30/26 at 3.620%, due on 07/01/26 with a maturity value of $700,070; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 5.000%, maturity dates ranging from 07/09/26 - 05/15/56, and an aggregate market value of $714,000	700,000	700,000
CF Secured LLC
Repurchase Agreement dated 06/30/26 at 3.620%, due on 07/01/26 with a maturity value of $1,069,060; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.625%, maturity dates ranging from 07/31/26 - 02/15/56, and an aggregate market value of $1,090,441	1,068,952	1,068,952
Citigroup Global Markets, Inc.
Repurchase Agreement dated 06/30/26 at 3.630%, due on 07/01/26 with a maturity value of $2,000,202; collateralized by U.S. Treasury Obligations with rates ranging from 0.625% - 4.375%, maturity dates ranging from 11/30/28 - 05/15/42, and an aggregate market value of $2,040,000	2,000,000	2,000,000
		6,768,952
Total Securities Lending Reinvestments (Cost $19,768,952)		19,768,952
Total Investments—103.1% (Cost $626,518,724)		657,886,183
Other assets and liabilities (net)—(3.1)%		(19,522,232)
Net Assets—100.0%		$638,363,951

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of June 30, 2026, the market value of securities loaned was $39,596,346 and the collateral received consisted of cash in the amount of
See accompanying notes to financial statements.
BHFTII-207

Brighthouse Funds Trust II
Invesco Value Opportunities Portfolio (formerly, Brighthouse/Artisan Mid Cap Value Portfolio)
Schedule of Investments as of June 30, 2026  (Unaudited)

$19,768,952 and non-cash collateral with a value of $21,322,983. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending
Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio. As such, this collateral is excluded from the Statement of Assets and

Liabilities.
(b)	Non-income producing security.
(c)	Represents investment of cash collateral received from securities on loan as of June 30, 2026.
(d)	The rate shown represents the annualized seven-day yield as of June 30, 2026.
Investment Transactions
Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended June 30, 2026 were as follows:
Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$0	$692,095,901	$0	$718,546,925
The following table provides a breakdown of transactions accounted for as secured borrowings, the gross obligations by the type of collateral pledged, and the remaining contractual maturities of those transactions.
Remaining Contractual Maturity of the Agreements As of June 30, 2026
	Overnight and Continuous	Up to 30 Days	31 - 90 Days	Greater than 90 days	Total
Securities Lending Transactions
Common Stocks	$(19,768,952)	$—	$—	$—	$(19,768,952)
Gross amount of recognized liabilities for securities lending transactions					$(19,768,952)
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2026. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.
Description	Level 1	Level 2	Level 3	Total
Common Stocks
Banks	$61,204,269	$—	$—	$61,204,269
Beverages	3,416,329	—	—	3,416,329
Broadline Retail	6,461,536	—	—	6,461,536
Chemicals	9,073,570	—	—	9,073,570
Commercial Services & Supplies	—	12,057,567	—	12,057,567
Communications Equipment	22,476,817	—	—	22,476,817
Construction & Engineering	2,603,749	—	—	2,603,749
Construction Materials	8,212,483	—	—	8,212,483
Consumer Staples Distribution & Retail	5,662,834	—	—	5,662,834
Containers & Packaging	6,576,470	—	—	6,576,470
Electric Utilities	12,394,067	—	—	12,394,067
Electrical Equipment	22,410,391	—	—	22,410,391
Electronic Equipment, Instruments & Components	42,721,668	—	—	42,721,668
Financial Services	3,645,159	—	—	3,645,159
Ground Transportation	6,648,853	—	—	6,648,853
Health Care Equipment & Supplies	47,875,552	—	—	47,875,552
Health Care Providers & Services	20,650,447	—	—	20,650,447
Hotels, Restaurants & Leisure	12,841,040	—	—	12,841,040
Independent Power and Renewable Electricity Producers	10,169,135	—	—	10,169,135
Insurance	15,677,145	—	—	15,677,145
Life Sciences Tools & Services	30,496,663	—	—	30,496,663
Machinery	19,149,740	—	—	19,149,740
Metals & Mining	23,761,822	—	—	23,761,822
Oil, Gas & Consumable Fuels	78,940,818	—	—	78,940,818
Professional Services	13,432,137	—	—	13,432,137
Semiconductors & Semiconductor Equipment	117,912,791	—	—	117,912,791
Software	1,365,359	—	—	1,365,359
Trading Companies & Distributors	3,846,708	—	—	3,846,708
Total Common Stocks	609,627,552	12,057,567	—	621,685,119
Total Short-Term Investments*	—	16,432,112	—	16,432,112
See accompanying notes to financial statements.
BHFTII-208

Brighthouse Funds Trust II
Invesco Value Opportunities Portfolio (formerly, Brighthouse/Artisan Mid Cap Value Portfolio)
Schedule of Investments as of June 30, 2026  (Unaudited)
Fair Value Hierarchy — (Continued)
Description	Level 1	Level 2	Level 3	Total
Securities Lending Reinvestments
Short-Term Investment Funds	$13,000,000	$—	$—	$13,000,000
Repurchase Agreements	—	6,768,952	—	6,768,952
Total Securities Lending Reinvestments	13,000,000	6,768,952	—	19,768,952
Total Investments	$622,627,552	$35,258,631	$—	$657,886,183
Collateral for Securities Loaned (Liability)	$—	$(19,768,952)	$—	$(19,768,952)

*	See Schedule of Investments for additional detailed categorizations.
See accompanying notes to financial statements.
BHFTII-209

Brighthouse Funds Trust II
Invesco Value Opportunities Portfolio (formerly, Brighthouse/Artisan Mid Cap Value Portfolio)
Statement of Assets and Liabilities

June 30, 2026 (Unaudited)
Assets
Investments at value (a) (b)	$657,886,183
Cash	71,897
Cash denominated in foreign currencies (c)	601,883
Receivable for:
Fund shares sold	199,233
Dividends and interest	496,209
Total Assets	659,255,405
Liabilities
Collateral for securities loaned	19,768,952
Payable for:
Fund shares redeemed	302,371
Accrued Expenses:
Management fees	370,247
Distribution and service fees	47,012
Deferred trustees’ fees	259,396
Other expenses	143,476
Total Liabilities	20,891,454
Net Assets	$638,363,951
Net Assets Consist of:
Paid in surplus	$478,433,549
Distributable earnings (Accumulated losses)	159,930,402
Net Assets	$638,363,951
Net Assets
Class A	$390,927,393
Class B	208,754,469
Class E	38,682,089
Capital Shares Outstanding*
Class A	2,282,884
Class B	1,326,205
Class E	235,483
Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$171.24
Class B	157.41
Class E	164.27

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments was $626,518,724.
(b)	Includes securities loaned at value of $39,596,346.
(c)	Identified cost of cash denominated in foreign currencies was $600,343.
Statement of Operations

Six Months Ended June 30, 2026 (Unaudited)
Investment Income
Dividends (a)	$5,626,531
Interest	177,078
Securities lending income, net	67,893
Total investment income	5,871,502
Expenses
Management fees	2,546,783
Administration fees	22,560
Custodian and accounting fees	13,036
Distribution and service fees—Class B	255,974
Distribution and service fees—Class E	28,474
Audit and tax services	24,948
Legal	23,184
Trustees’ fees and expenses	39,805
Shareholder reporting	37,370
Insurance	2,720
Miscellaneous	6,569
Total expenses	3,001,423
Less management fee waiver	(297,016)
Net expenses	2,704,407
Net Investment Income	3,167,095
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	125,309,214
Foreign currency transactions	(22,429)
Net realized gain (loss)	125,286,785
Net change in unrealized appreciation (depreciation) on:
Investments	(98,620,929)
Foreign currency transactions	1,608
Net change in unrealized appreciation (depreciation)	(98,619,321)
Net realized and unrealized gain (loss)	26,667,464
Net Increase (Decrease) in Net Assets From Operations	$29,834,559

(a)	Net of foreign withholding taxes of $23,688.
See accompanying notes to financial statements.
BHFTII-210

Brighthouse Funds Trust II
Invesco Value Opportunities Portfolio (formerly, Brighthouse/Artisan Mid Cap Value Portfolio)
Statements of Changes in Net Assets
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
Increase (Decrease) in Net Assets:
From Operations
Net investment income (loss)	$3,167,095	$8,336,866
Net realized gain (loss)	125,286,785	6,950,746
Net change in unrealized appreciation (depreciation)	(98,619,321)	(4,496,569)
Increase (decrease) in net assets from operations	29,834,559	10,791,043
From Distributions to Shareholders
Class A	(8,896,052)	(77,722,805)
Class B	(4,630,057)	(45,984,102)
Class E	(855,879)	(8,394,621)
Total distributions	(14,381,988)	(132,101,528)
Increase (decrease) in net assets from capital share transactions	(17,174,039)	67,882,035
Total increase (decrease) in net assets	(1,721,468)	(53,428,450)
Net Assets
Beginning of period	640,085,419	693,513,869
End of period	$638,363,951	$640,085,419

Other Information:
Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31, 2025
	Shares	Value	Shares	Value
Class A
Sales	12,828	$2,127,785	40,339	$7,152,729
Reinvestments	53,552	8,896,052	481,972	77,722,805
Redemptions	(97,586)	(16,489,959)	(210,060)	(37,544,588)
Net increase (decrease)	(31,206)	$(5,466,122)	312,251	$47,330,946
Class B
Sales	18,025	$2,747,103	54,475	$8,897,470
Reinvestments	30,317	4,630,057	309,616	45,984,102
Redemptions	(111,823)	(17,275,045)	(218,765)	(36,694,802)
Net increase (decrease)	(63,481)	$(9,897,885)	145,326	$18,186,770
Class E
Sales	1,894	$298,694	7,601	$1,243,638
Reinvestments	5,370	855,879	54,218	8,394,621
Redemptions	(18,424)	(2,964,605)	(42,282)	(7,273,940)
Net increase (decrease)	(11,160)	$(1,810,032)	19,537	$2,364,319
Increase (decrease) derived from capital shares transactions		$(17,174,039)		$67,882,035
See accompanying notes to financial statements.
BHFTII-211

Brighthouse Funds Trust II
Invesco Value Opportunities Portfolio (formerly, Brighthouse/Artisan Mid Cap Value Portfolio)
Financial Highlights
Selected per share data
	Class A
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$167.17	$204.88	$217.38	$212.25	$290.67	$236.08
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.92	2.45	2.59	2.69	2.19	2.42
Net realized and unrealized gain (loss)	7.12	(0.18) (b)	7.13	33.45	(39.64)	60.63
Total income (loss) from investment operations	8.04	2.27	9.72	36.14	(37.45)	63.05
Less Distributions
Distributions from net investment income	(2.23)	(2.65)	(2.72)	(1.92)	(2.54)	(2.58)
Distributions from net realized capital gains	(1.74)	(37.33)	(19.50)	(29.09)	(38.43)	(5.88)
Total distributions	(3.97)	(39.98)	(22.22)	(31.01)	(40.97)	(8.46)
Net Asset Value, End of Period	$171.24	$167.17	$204.88	$217.38	$212.25	$290.67
Total Return (%) (c)	4.88 (d)	1.82	4.97	18.53	(12.62)	26.91
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.87 (e)	0.87	0.87	0.86	0.85	0.85
Net ratio of expenses to average net assets (%) (f) (g)	0.78 (e)	0.78	0.77	0.77	0.76	0.77
Ratio of net investment income (loss) to average net assets (%)	1.11 (e)	1.37	1.22	1.28	0.91	0.88
Portfolio turnover rate (%)	113 (d)	33	23	21	20	12
Net assets, end of period (in millions)	$390.9	$386.9	$410.1	$465.7	$448.2	$589.4

	Class B
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$153.76	$191.57	$204.64	$201.42	$278.02	$226.22
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.66	1.85	1.93	2.05	1.51	1.65
Net realized and unrealized gain (loss)	6.54	(0.23) (b)	6.69	31.59	(37.89)	58.07
Total income (loss) from investment operations	7.20	1.62	8.62	33.64	(36.38)	59.72
Less Distributions
Distributions from net investment income	(1.81)	(2.10)	(2.19)	(1.33)	(1.79)	(2.04)
Distributions from net realized capital gains	(1.74)	(37.33)	(19.50)	(29.09)	(38.43)	(5.88)
Total distributions	(3.55)	(39.43)	(21.69)	(30.42)	(40.22)	(7.92)
Net Asset Value, End of Period	$157.41	$153.76	$191.57	$204.64	$201.42	$278.02
Total Return (%) (c)	4.75 (d)	1.57	4.71	18.24	(12.84)	26.59
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	1.12 (e)	1.12	1.12	1.11	1.10	1.10
Net ratio of expenses to average net assets (%) (f) (g)	1.03 (e)	1.03	1.02	1.02	1.01	1.02
Ratio of net investment income (loss) to average net assets (%)	0.86 (e)	1.11	0.97	1.03	0.66	0.63
Portfolio turnover rate (%)	113 (d)	33	23	21	20	12
Net assets, end of period (in millions)	$208.8	$213.7	$238.4	$270.7	$257.8	$340.4
Please see  following page for Financial Highlights footnote legend.
See accompanying notes to financial statements.
BHFTII-212

Brighthouse Funds Trust II
Invesco Value Opportunities Portfolio (formerly, Brighthouse/Artisan Mid Cap Value Portfolio)
Financial Highlights
Selected per share data
	Class E
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$160.38	$198.12	$210.90	$206.73	$284.18	$231.04
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.76	2.09	2.19	2.31	1.79	1.95
Net realized and unrealized gain (loss)	6.83	(0.19) (b)	6.92	32.50	(38.74)	59.32
Total income (loss) from investment operations	7.59	1.90	9.11	34.81	(36.95)	61.27
Less Distributions
Distributions from net investment income	(1.96)	(2.31)	(2.39)	(1.55)	(2.07)	(2.25)
Distributions from net realized capital gains	(1.74)	(37.33)	(19.50)	(29.09)	(38.43)	(5.88)
Total distributions	(3.70)	(39.64)	(21.89)	(30.64)	(40.50)	(8.13)
Net Asset Value, End of Period	$164.27	$160.38	$198.12	$210.90	$206.73	$284.18
Total Return (%) (c)	4.81 (d)	1.67	4.81	18.35	(12.75)	26.71
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	1.02 (e)	1.02	1.02	1.01	1.00	1.00
Net ratio of expenses to average net assets (%) (f) (g)	0.93 (e)	0.93	0.92	0.92	0.91	0.92
Ratio of net investment income (loss) to average net assets (%)	0.96 (e)	1.21	1.07	1.13	0.76	0.73
Portfolio turnover rate (%)	113 (d)	33	23	21	20	12
Net assets, end of period (in millions)	$38.7	$39.6	$45.0	$51.0	$49.8	$65.7

(a)	Per share amounts based on average shares outstanding during the period.
(b)	Net realized and unrealized gain (loss) does not directly correlate to the amounts reported in the Statement of Operations due to the timing of shareholder activity in the Portfolio.
(c)
Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

(d)	Periods less than one year are not computed on an annualized basis.
(e)	Computed on an annualized basis.
(f)
The effect of the voluntary portion of the waivers on the net ratio of expenses to average net assets was 0.00% for the six month period ended June 30, 2026 (see 5 of the Notes to Financial Statements).

(g)	Includes the effects of management fee waivers (see Note 5 of the Notes to Financial Statements).
See accompanying notes to financial statements.
BHFTII-213

Brighthouse Funds Trust II
Jennison Growth Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Common Stocks—99.9% of Net Assets

Security Description	Shares	Value

Aerospace & Defense — 5.0%
Boeing Co. (a)	241,085	$52,187,670
General Electric Co.	242,598	90,666,150
		142,853,820
Automobiles — 2.9%
Tesla, Inc. (a)	201,115	84,588,969
Biotechnology — 1.0%
Vertex Pharmaceuticals, Inc. (a)	56,641	28,135,284
Broadline Retail — 6.3%
Amazon.com, Inc. (a)	707,076	168,524,494
MercadoLibre, Inc. (a)	7,177	12,182,168
		180,706,662
Capital Markets — 1.0%
Goldman Sachs Group, Inc.	28,527	28,851,352
Consumer Staples Distribution & Retail — 2.9%
Costco Wholesale Corp.	48,540	45,407,714
Walmart, Inc.	328,589	37,215,990
		82,623,704
Diversified Telecommunication Services — 1.0%
Space Exploration Technologies Corp. - Class A (a) (b)	160,964	27,502,309
Electric Utilities — 1.1%
Constellation Energy Corp.	123,914	30,776,520
Electrical Equipment — 0.6%
Vertiv Holdings Co. - Class A	53,627	17,955,392
Electronic Equipment, Instruments & Components — 1.4%
Amphenol Corp. - Class A	228,356	40,263,730
Entertainment — 3.6%
Netflix, Inc. (a)	608,140	43,421,196
Spotify Technology SA (a)	73,468	33,731,363
Walt Disney Co.	265,550	25,559,187
		102,711,746
Financial Services — 4.2%
Mastercard, Inc. - Class A	121,927	62,621,707
Visa, Inc. - Class A	166,358	57,075,766
		119,697,473
Health Care Equipment & Supplies — 1.0%
Intuitive Surgical, Inc. (a)	73,548	29,248,569
Hotels, Restaurants & Leisure — 2.2%
Airbnb, Inc. - Class A (a)	103,013	14,741,161
DoorDash, Inc. - Class A (a)	52,685	9,721,963
Hilton Worldwide Holdings, Inc.	89,668	29,631,687
Starbucks Corp.	84,853	8,671,128
		62,765,939
Security Description	Shares	Value
Interactive Media & Services — 11.0%
Alphabet, Inc. - Class A	310,772	$111,060,590
Alphabet, Inc. - Class C	309,423	109,328,428
Meta Platforms, Inc. - Class A	168,941	95,162,776
		315,551,794
IT Services — 2.9%
Cloudflare, Inc. - Class A (a)	117,264	28,762,514
Shopify, Inc. - Class A (a)	134,845	15,396,602
Snowflake, Inc. - Class A (a)	154,953	39,435,538
		83,594,654
Pharmaceuticals — 5.0%
Eli Lilly & Co.	121,004	145,135,828
Semiconductors & Semiconductor Equipment — 26.0%
Advanced Micro Devices, Inc. (a)	205,531	119,395,013
Broadcom, Inc.	502,545	189,836,374
KLA Corp.	150,630	45,446,577
Micron Technology, Inc.	472	544,825
NVIDIA Corp.	1,504,419	301,019,198
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	150,453	71,851,839
Texas Instruments, Inc.	62,966	18,768,276
		746,862,102
Software — 11.5%
AppLovin Corp. - Class A (a)	42,810	22,056,996
Cadence Design Systems, Inc. (a)	97,500	36,593,700
Crowdstrike Holdings, Inc. - Class A (a)	78,985	60,276,613
Datadog, Inc. - Class A (a)	162,041	42,188,995
Microsoft Corp.	335,214	125,041,526
Oracle Corp.	145,143	21,270,707
Palantir Technologies, Inc. - Class A (a)	209,731	24,469,316
		331,897,853
Specialty Retail — 1.3%
O'Reilly Automotive, Inc. (a)	265,478	24,447,869
TJX Cos., Inc.	88,418	13,395,327
		37,843,196
Technology Hardware, Storage & Peripherals — 8.0%
Apple, Inc.	676,445	195,736,125
Sandisk Corp. (a)	15,372	34,951,778
		230,687,903
Total Common Stocks (Cost $1,474,901,920)		2,870,254,799
See accompanying notes to financial statements.
BHFTII-214

Brighthouse Funds Trust II
Jennison Growth Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Short-Term Investments—0.5%

Security Description	Principal Amount*/ Shares	Value

Repurchase Agreement—0.5%
Fixed Income Clearing Corp.
Repurchase Agreement dated 06/30/26 at 2.500%, due on 07/01/26, with a maturity value of $13,041,834; collateralized by U.S. Treasury Note at 4.000%, maturing 12/15/27, with a market value of $13,301,819	13,040,929	$13,040,929
Total Short-Term Investments (Cost $13,040,929)		13,040,929

Securities Lending Reinvestments (c)—0.1%
Short-Term Investment Funds—0.1%
BlackRock Liquidity Funds FedFund, Institutional Shares 3.540% (d)	300,000	300,000
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class 3.520% (d)	300,000	300,000
Fidelity Investments Money Market Government Portfolio, Class I 3.530% (d)	300,000	300,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 3.530% (d)	100,000	100,000
Invesco STIT-Government & Agency Portfolio, Institutional Class 3.570% (d)	300,000	300,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares 3.560% (d)	300,000	300,000
		1,600,000

Repurchase Agreements—0.0%
CF Secured LLC
Repurchase Agreement dated 06/30/26 at 3.620%, due on 07/01/26 with a maturity value of $55,719; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.625%, maturity dates ranging from 07/31/26 - 02/15/56, and an aggregate market value of $56,834	55,714	55,714
Citigroup Global Markets, Inc.
Repurchase Agreement dated 06/30/26 at 3.630%, due on 07/01/26 with a maturity value of $100,010; collateralized by U.S. Treasury Obligations with rates ranging from 0.625% - 4.375%, maturity dates ranging from 11/30/28 - 05/15/42, and an aggregate market value of $102,000	100,000	100,000
Security Description	Principal Amount*	Value
Repurchase Agreements—(Continued)
Jefferies LLC
Repurchase Agreement dated 06/30/26 at 3.690%, due on 07/01/26 with a maturity value of $509,356; collateralized by U.S. Government Agency Obligations with rates ranging from 4.628% - 6.500%, maturity dates ranging from 07/25/55 - 06/20/56, and an aggregate market value of $519,492	509,304	$509,304
Societe Generale
Repurchase Agreement dated 06/30/26 at 3.630%, due on 07/01/26 with a maturity value of $50,005; collateralized by U.S. Treasury Obligations with rates ranging from 0.625% - 1.625%, maturity dates ranging from 12/31/27 - 11/15/50, and an aggregate market value of $51,000	50,000	50,000
		715,018
Total Securities Lending Reinvestments (Cost $2,315,018)		2,315,018
Total Investments—100.5% (Cost $1,490,257,867)		2,885,610,746
Other assets and liabilities (net)—(0.5)%		(13,149,271)
Net Assets—100.0%		$2,872,461,475

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)
All or a portion of the security was held on loan. As of June 30, 2026, the market value of securities loaned was $27,502,138 and the collateral received consisted of cash in the amount of
$2,315,018 and non-cash collateral with a value of $24,736,420. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending
Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio. As such, this collateral is excluded from the Statement of Assets and
Liabilities.

(c)	Represents investment of cash collateral received from securities on loan as of June 30, 2026.
(d)	The rate shown represents the annualized seven-day yield as of June 30, 2026.
Investment Transactions
Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended June 30, 2026 were as follows:
Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$0	$304,061,830	$0	$441,747,819
See accompanying notes to financial statements.
BHFTII-215

Brighthouse Funds Trust II
Jennison Growth Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
The following table provides a breakdown of transactions accounted for as secured borrowings, the gross obligations by the type of collateral pledged, and the remaining contractual maturities of those transactions.
Remaining Contractual Maturity of the Agreements As of June 30, 2026
	Overnight and Continuous	Up to 30 Days	31 - 90 Days	Greater than 90 days	Total
Securities Lending Transactions
Common Stock	$(2,315,018)	$—	$—	$—	$(2,315,018)
Gross amount of recognized liabilities for securities lending transactions					$(2,315,018)
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2026. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.
Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$2,870,254,799	$—	$—	$2,870,254,799
Total Short-Term Investments*	—	13,040,929	—	13,040,929
Securities Lending Reinvestments
Short-Term Investment Funds	1,600,000	—	—	1,600,000
Repurchase Agreements	—	715,018	—	715,018
Total Securities Lending Reinvestments	1,600,000	715,018	—	2,315,018
Total Investments	$2,871,854,799	$13,755,947	$—	$2,885,610,746
Collateral for Securities Loaned (Liability)	$—	$(2,315,018)	$—	$(2,315,018)

*	See Schedule of Investments for additional detailed categorizations.
See accompanying notes to financial statements.
BHFTII-216

Brighthouse Funds Trust II
Jennison Growth Portfolio
Statement of Assets and Liabilities

June 30, 2026 (Unaudited)
Assets
Investments at value (a) (b)	$2,885,610,746
Receivable for:
Investments sold	7,150,637
Fund shares sold	107,053
Dividends and interest	699,519
Total Assets	2,893,567,955
Liabilities
Collateral for securities loaned	2,315,018
Payable for:
Investments purchased	14,547,427
Fund shares redeemed	2,088,270
Accrued Expenses:
Management fees	1,214,454
Distribution and service fees	205,086
Deferred trustees’ fees	300,477
Other expenses	435,748
Total Liabilities	21,106,480
Net Assets	$2,872,461,475
Net Assets Consist of:
Paid in surplus	$1,372,842,490
Distributable earnings (Accumulated losses)	1,499,618,985
Net Assets	$2,872,461,475
Net Assets
Class A	$1,867,938,709
Class B	991,556,760
Class E	12,966,006
Capital Shares Outstanding*
Class A	134,437,409
Class B	78,230,902
Class E	973,290
Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$13.89
Class B	12.67
Class E	13.32

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments was $1,490,257,867.
(b)	Includes securities loaned at value of $27,502,138.
Statement of Operations

Six Months Ended June 30, 2026 (Unaudited)
Investment Income
Dividends (a)	$5,423,233
Interest	200,675
Securities lending income, net	6,362
Total investment income	5,630,270
Expenses
Management fees	8,248,130
Administration fees	62,587
Custodian and accounting fees	61,977
Distribution and service fees—Class B	1,204,061
Distribution and service fees—Class E	9,547
Audit and tax services	24,939
Legal	23,184
Trustees’ fees and expenses	39,804
Shareholder reporting	50,796
Insurance	12,485
Miscellaneous	12,636
Total expenses	9,750,146
Less management fee waiver	(1,102,353)
Less broker commission recapture	(19,974)
Net expenses	8,627,819
Net Investment Loss	(2,997,549)
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	114,993,460
Foreign currency transactions	3,414
Net realized gain (loss)	114,996,874
Net change in unrealized appreciation (depreciation) on:
Investments	36,873,545
Foreign currency transactions	(122)
Net change in unrealized appreciation (depreciation)	36,873,423
Net realized and unrealized gain (loss)	151,870,297
Net Increase (Decrease) in Net Assets From Operations	$148,872,748

(a)	Net of foreign withholding taxes of $72,776.
See accompanying notes to financial statements.
BHFTII-217

Brighthouse Funds Trust II
Jennison Growth Portfolio
Statements of Changes in Net Assets
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
Increase (Decrease) in Net Assets:
From Operations
Net investment income (loss)	$(2,997,549)	$(5,467,961)
Net realized gain (loss)	114,996,874	466,476,492
Net change in unrealized appreciation (depreciation)	36,873,423	(77,509,002)
Increase (decrease) in net assets from operations	148,872,748	383,499,529
From Distributions to Shareholders
Class A	(295,756,071)	(316,419,451)
Class B	(170,382,476)	(193,659,172)
Class E	(2,140,678)	(2,477,757)
Total distributions	(468,279,225)	(512,556,380)
Increase (decrease) in net assets from capital share transactions	313,110,239	49,619,281
Total increase (decrease) in net assets	(6,296,238)	(79,437,570)
Net Assets
Beginning of period	2,878,757,713	2,958,195,283
End of period	$2,872,461,475	$2,878,757,713

Other Information:
Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31, 2025
	Shares	Value	Shares	Value
Class A
Sales	4,384,820	$66,148,503	3,860,463	$61,384,653
Reinvestments	21,493,900	295,756,071	22,142,719	316,419,451
Redemptions	(9,454,678)	(147,228,143)	(19,810,393)	(314,326,931)
Net increase (decrease)	16,424,042	$214,676,431	6,192,789	$63,477,173
Class B
Sales	1,437,449	$19,898,935	2,383,068	$34,381,003
Reinvestments	13,576,293	170,382,476	14,593,758	193,659,172
Redemptions	(6,454,454)	(92,481,368)	(16,468,105)	(241,187,782)
Net increase (decrease)	8,559,288	$97,800,043	508,721	$(13,147,607)
Class E
Sales	26,641	$394,268	42,940	$616,804
Reinvestments	162,296	2,140,678	179,418	2,477,757
Redemptions	(129,203)	(1,901,181)	(248,648)	(3,804,846)
Net increase (decrease)	59,734	$633,765	(26,290)	$(710,285)
Increase (decrease) derived from capital shares transactions		$313,110,239		$49,619,281
See accompanying notes to financial statements.
BHFTII-218

Brighthouse Funds Trust II
Jennison Growth Portfolio
Financial Highlights
Selected per share data
	Class A
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$15.69	$16.63	$14.33	$9.35	$20.85	$22.63
Income (Loss) from Investment Operations
Net investment income (loss) (a)	(0.01)	(0.02)	(0.01)	0.01	(0.00) (b)	(0.06)
Net realized and unrealized gain (loss)	0.82	2.06	4.18	4.97	(7.97)	3.29
Total income (loss) from investment operations	0.81	2.04	4.17	4.98	(7.97)	3.23
Less Distributions
Distributions from net investment income	0.00	0.00	0.00	0.00	0.00	0.00
Distributions from net realized capital gains	(2.61)	(2.98)	(1.87)	0.00	(3.53)	(5.01)
Distributions from return of capital	0.00	0.00	0.00	0.00	(0.00) (c)	0.00
Total distributions	(2.61)	(2.98)	(1.87)	0.00	(3.53)	(5.01)
Net Asset Value, End of Period	$13.89	$15.69	$16.63	$14.33	$9.35	$20.85
Total Return (%) (d)	5.33 (e)	14.04	30.28	53.26	(38.87)	17.17
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.62 (f)	0.62	0.62	0.63	0.62	0.61
Net ratio of expenses to average net assets (%) (g)	0.54 (f)	0.54	0.54	0.55	0.54	0.53
Ratio of net investment income (loss) to average net assets (%)	(0.13) (f)	(0.10)	(0.07)	0.07	(0.02)	(0.26)
Portfolio turnover rate (%)	11 (e)	27	29	30	19	23
Net assets, end of period (in millions)	$1,867.9	$1,851.3	$1,859.5	$1,664.4	$1,300.2	$2,086.0

	Class B
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$14.55	$15.67	$13.62	$8.91	$20.17	$22.09
Income (Loss) from Investment Operations
Net investment income (loss) (a)	(0.03)	(0.05)	(0.05)	(0.02)	(0.03)	(0.11)
Net realized and unrealized gain (loss)	0.76	1.91	3.97	4.73	(7.70)	3.20
Total income (loss) from investment operations	0.73	1.86	3.92	4.71	(7.73)	3.09
Less Distributions
Distributions from net investment income	0.00	0.00	0.00	0.00	0.00	0.00
Distributions from net realized capital gains	(2.61)	(2.98)	(1.87)	0.00	(3.53)	(5.01)
Distributions from return of capital	0.00	0.00	0.00	0.00	(0.00) (c)	0.00
Total distributions	(2.61)	(2.98)	(1.87)	0.00	(3.53)	(5.01)
Net Asset Value, End of Period	$12.67	$14.55	$15.67	$13.62	$8.91	$20.17
Total Return (%) (d)	5.20 (e)	13.72	30.00	52.86	(39.02)	16.91
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.87 (f)	0.87	0.87	0.88	0.87	0.86
Net ratio of expenses to average net assets (%) (g)	0.79 (f)	0.79	0.79	0.80	0.79	0.78
Ratio of net investment income (loss) to average net assets (%)	(0.38) (f)	(0.35)	(0.32)	(0.19)	(0.27)	(0.51)
Portfolio turnover rate (%)	11 (e)	27	29	30	19	23
Net assets, end of period (in millions)	$991.6	$1,013.6	$1,083.5	$990.1	$771.6	$1,270.2
Please see  following page for Financial Highlights footnote legend.
See accompanying notes to financial statements.
BHFTII-219

Brighthouse Funds Trust II
Jennison Growth Portfolio
Financial Highlights
Selected per share data
	Class E
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$15.16	$16.19	$14.01	$9.15	$20.55	$22.40
Income (Loss) from Investment Operations
Net investment income (loss) (a)	(0.02)	(0.04)	(0.03)	(0.01)	(0.02)	(0.09)
Net realized and unrealized gain (loss)	0.79	1.99	4.08	4.87	(7.85)	3.25
Total income (loss) from investment operations	0.77	1.95	4.05	4.86	(7.87)	3.16
Less Distributions
Distributions from net investment income	0.00	0.00	0.00	0.00	0.00	0.00
Distributions from net realized capital gains	(2.61)	(2.98)	(1.87)	0.00	(3.53)	(5.01)
Distributions from return of capital	0.00	0.00	0.00	0.00	(0.00) (c)	0.00
Total distributions	(2.61)	(2.98)	(1.87)	0.00	(3.53)	(5.01)
Net Asset Value, End of Period	$13.32	$15.16	$16.19	$14.01	$9.15	$20.55
Total Return (%) (d)	5.26 (e)	13.86	30.10	53.11	(38.98)	17.00
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.77 (f)	0.77	0.77	0.78	0.77	0.76
Net ratio of expenses to average net assets (%) (g)	0.69 (f)	0.69	0.69	0.70	0.69	0.68
Ratio of net investment income (loss) to average net assets (%)	(0.28) (f)	(0.25)	(0.22)	(0.08)	(0.17)	(0.41)
Portfolio turnover rate (%)	11 (e)	27	29	30	19	23
Net assets, end of period (in millions)	$13.0	$13.8	$15.2	$13.8	$9.9	$18.8

(a)	Per share amounts based on average shares outstanding during the period.
(b)	Net investment income (loss) was less than $0.01.
(c)	Distributions from return of capital were less than $0.01.
(d)
Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

(e)	Periods less than one year are not computed on an annualized basis.
(f)	Computed on an annualized basis.
(g)	Includes the effects of management fee waivers (see Note 5 of the Notes to Financial Statements).
See accompanying notes to financial statements.
BHFTII-220

Brighthouse Funds Trust II
Loomis Sayles Small Cap Core Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Common Stocks—98.9% of Net Assets

Security Description	Shares	Value

Aerospace & Defense — 6.0%
AAR Corp. (a)	13,249	$1,893,680
ATI, Inc. (a)	10,750	2,118,825
Ducommun, Inc. (a)	8,305	1,538,169
Hexcel Corp.	15,267	1,527,616
Mercury Systems, Inc. (a)	18,271	2,235,091
Moog, Inc. - Class A	18,390	7,794,418
V2X, Inc. (a)	43,634	3,253,351
VSE Corp.	16,853	3,850,910
		24,212,060
Automobile Components — 3.3%
Dana, Inc.	76,327	2,076,858
Dorman Products, Inc. (a)	22,829	3,115,017
Garrett Motion, Inc.	202,248	7,327,445
Patrick Industries, Inc. (b)	11,325	1,016,758
		13,536,078
Banks — 10.0%
Ameris Bancorp	54,683	4,935,688
Bancorp, Inc. (a)	30,184	1,890,726
Coastal Financial Corp. (a)	7,632	591,556
Dime Commercial Bancshares, Inc. (b)	13,960	567,474
FB Financial Corp.	68,248	3,777,527
First Busey Corp.	76,416	2,254,272
First Financial Bancorp	79,527	2,690,398
Home BancShares, Inc.	111,145	3,173,190
Live Oak Bancshares, Inc.	18,032	736,427
Origin Bancorp, Inc.	10,591	541,730
Popular, Inc.	32,964	5,412,029
Prosperity Bancshares, Inc.	44,960	3,283,429
ServisFirst Bancshares, Inc.	29,932	2,596,601
Southstate Bank Corp.	38,001	3,796,300
Western Alliance Bancorp	15,556	1,278,703
Wintrust Financial Corp.	17,895	2,876,084
		40,402,134
Beverages — 0.4%
Vita Coco Co., Inc. (a)	26,853	1,776,057
Biotechnology — 3.1%
Alkermes PLC (a)	26,120	1,368,557
Apogee Therapeutics, Inc. (a)	9,088	1,206,250
Disc Medicine, Inc. (a) (b)	10,248	749,539
Mirum Pharmaceuticals, Inc. (a)	11,960	1,400,157
PTC Therapeutics, Inc. (a)	9,637	786,090
Rhythm Pharmaceuticals, Inc. (a)	11,704	1,299,495
Scholar Rock Holding Corp. (a) (b)	16,068	883,740
Syndax Pharmaceuticals, Inc. (a)	24,785	541,800
Twist Bioscience Corp. (a)	17,869	1,838,363
Vericel Corp. (a)	32,359	1,439,652
Xenon Pharmaceuticals, Inc. (a)	14,213	857,897
		12,371,540
Broadline Retail — 0.3%
Pattern Group, Inc. - Class A (a)	53,229	1,340,839
Security Description	Shares	Value
Building Products — 2.7%
CSW Industrials, Inc.	2,600	$723,580
Griffon Corp.	45,551	4,442,589
Modine Manufacturing Co. (a)	3,813	1,018,147
Resideo Technologies, Inc. (a)	73,266	2,278,573
Trex Co., Inc. (a)	48,812	2,442,552
		10,905,441
Capital Markets — 4.5%
Affiliated Managers Group, Inc.	7,986	2,702,462
Donnelley Financial Solutions, Inc. (a)	52,910	2,219,575
Marex Group PLC	72,533	4,420,886
Morningstar, Inc.	9,591	1,496,388
Perella Weinberg Partners	85,313	1,361,595
Piper Sandler Cos.	13,496	976,301
PJT Partners, Inc. - Class A (b)	7,446	1,123,899
Stifel Financial Corp.	41,140	2,870,338
WisdomTree, Inc.	58,848	996,885
		18,168,329
Chemicals — 1.5%
Ecovyst, Inc. (a)	176,261	2,194,450
Hawkins, Inc.	8,989	1,277,337
Solstice Advanced Materials, Inc.	27,407	2,428,260
		5,900,047
Commercial Services & Supplies — 0.8%
Boyd Group, Inc. (b)	20,413	1,931,478
Casella Waste Systems, Inc. - Class A (a) (b)	11,755	1,139,882
		3,071,360
Communications Equipment — 1.0%
Calix, Inc. (a)	21,053	785,698
Extreme Networks, Inc. (a)	68,060	2,203,102
Viavi Solutions, Inc. (a)	22,466	1,072,752
		4,061,552
Construction & Engineering — 3.4%
Arcosa, Inc.	34,479	5,009,454
Cardinal Infrastructure Group, Inc. - Class A (a)	6,676	628,879
Construction Partners, Inc. - Class A (a)	13,639	1,619,904
Everus Construction Group, Inc. (a)	10,781	1,789,107
Legence Corp. - Class A (a)	11,696	996,850
MYR Group, Inc. (a)	3,774	1,888,510
Sterling Infrastructure, Inc. (a)	2,165	1,817,214
		13,749,918
Construction Materials — 0.8%
Knife River Corp. (a)	37,257	3,116,548
Consumer Staples Distribution & Retail — 0.2%
BBB Foods, Inc. - Class A (a) (b)	23,374	973,995
Containers & Packaging — 0.8%
TriMas Corp.	72,973	3,285,974
See accompanying notes to financial statements.
BHFTII-221

Brighthouse Funds Trust II
Loomis Sayles Small Cap Core Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Diversified Consumer Services — 0.5%
Grand Canyon Education, Inc. (a)	5,749	$822,740
OneSpaWorld Holdings Ltd.	48,638	1,373,537
		2,196,277
Electrical Equipment — 1.0%
Powell Industries, Inc.	14,260	4,083,494
Electronic Equipment, Instruments & Components — 6.4%
Advanced Energy Industries, Inc.	5,632	2,100,004
Bel Fuse, Inc. - Class B	16,883	5,622,714
Crane NXT Co. (b)	67,566	3,456,677
Mirion Technologies, Inc. (a)	46,579	835,161
OSI Systems, Inc. (a)	624	136,469
Rogers Corp. (a)	3,541	579,768
TD SYNNEX Corp.	19,859	5,309,105
TTM Technologies, Inc. (a)	16,256	3,040,197
Vishay Intertechnology, Inc. (b)	39,523	2,125,547
Vontier Corp. (b)	98,415	2,854,035
		26,059,677
Energy Equipment & Services — 3.7%
Cactus, Inc. - Class A	21,219	1,087,049
Kodiak Gas Services, Inc.	72,006	5,409,811
Oceaneering International, Inc. (a)	78,820	3,193,786
WaterBridge Infrastructure LLC - Class A (b)	106,259	3,641,496
Weatherford International PLC	21,336	1,738,884
		15,071,026
Entertainment — 0.7%
Atlanta Braves Holdings, Inc. - Class C (a)	52,299	2,714,318
Financial Services — 1.8%
Federal Agricultural Mortgage Corp. - Class C	20,090	4,003,334
Paymentus Holdings, Inc. - Class A (a)	25,152	607,673
Remitly Global, Inc. (a)	28,068	629,004
WEX, Inc. (a)	14,813	2,089,966
		7,329,977
Food Products — 0.5%
Post Holdings, Inc. (a)	21,406	1,889,294
Gas Utilities — 1.7%
MDU Resources Group, Inc.	106,056	2,249,448
National Fuel Gas Co.	24,142	1,864,004
UGI Corp.	76,329	2,636,403
		6,749,855
Health Care Equipment & Supplies — 1.7%
Establishment Labs Holdings, Inc. (a) (b)	22,906	1,965,564
Glaukos Corp. (a) (b)	7,835	1,095,020
IRhythm Holdings, Inc. (a)	6,390	760,090
Lantheus Holdings, Inc. (a)	26,288	2,916,391
		6,737,065
Health Care Providers & Services — 4.0%
Alignment Healthcare, Inc. (a)	39,347	936,852
Security Description	Shares	Value
Health Care Providers & Services—(Continued)
Concentra Group Holdings Parent, Inc. (b)	137,570	$4,092,707
Ensign Group, Inc.	3,523	564,737
Guardian Pharmacy Services, Inc. - Class A (a)	23,340	977,246
HealthEquity, Inc. (a)	12,731	1,149,864
NeoGenomics, Inc. (a)	67,753	988,516
Omada Health, Inc. (a)	42,892	941,479
Option Care Health, Inc. (a)	112,514	2,359,419
Pennant Group, Inc. (a)	64,237	2,373,557
Progyny, Inc. (a)	29,035	837,079
RadNet, Inc. (a) (b)	18,471	1,139,107
		16,360,563
Health Care REITs — 0.4%
American Healthcare REIT, Inc.	28,380	1,480,017
Health Care Technology — 0.6%
Waystar Holding Corp. (a) (b)	113,122	2,322,395
Hotels, Restaurants & Leisure — 2.1%
Churchill Downs, Inc.	29,342	2,630,217
Life Time Group Holdings, Inc. (a)	41,902	1,711,278
Lindblad Expeditions Holdings, Inc. (a)	23,868	674,032
Pursuit Attractions & Hospitality, Inc. (a) (b)	36,269	2,029,976
Super Group SGHC Ltd. (b)	56,444	764,816
Texas Roadhouse, Inc.	4,004	773,693
		8,584,012
Household Durables — 0.4%
La-Z-Boy, Inc.	41,201	1,652,984
Independent Power and Renewable Electricity Producers — 0.5%
Talen Energy Corp. (a)	5,767	2,216,027
Insurance — 1.5%
Ryan Specialty Holdings, Inc. (b)	73,522	2,776,191
Skyward Specialty Insurance Group, Inc. (a) (b)	56,489	3,296,133
		6,072,324
Leisure Products — 1.2%
YETI Holdings, Inc. (a)	94,633	4,690,011
Life Sciences Tools & Services — 0.9%
Avantor, Inc. (a)	251,391	2,488,771
Fortrea Holdings, Inc. (a)	66,012	1,148,609
		3,637,380
Machinery — 5.2%
Aebi Schmidt Holding AG	175,684	2,204,834
Atmus Filtration Technologies, Inc.	51,570	2,629,554
Blue Bird Corp. (a) (b)	50,665	4,000,509
CECO Environmental Corp. (a)	37,000	3,357,380
Enerpac Tool Group Corp.	54,456	1,952,792
ESCO Technologies, Inc.	6,935	2,427,528
Kadant, Inc.	7,396	2,324,045
RBC Bearings, Inc. (a)	3,586	2,309,599
		21,206,241
See accompanying notes to financial statements.
BHFTII-222

Brighthouse Funds Trust II
Loomis Sayles Small Cap Core Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Marine Transportation — 0.7%
Matson, Inc.	15,065	$2,895,945
Media — 0.5%
John Wiley & Sons, Inc. - Class A (b)	43,370	2,103,879
Multi-Utilities — 0.5%
Avista Corp.	51,971	2,126,134
Oil, Gas & Consumable Fuels — 2.9%
California Resources Corp.	49,907	2,638,583
International Seaways, Inc.	19,359	1,482,706
Magnolia Oil & Gas Corp. - Class A (b)	35,758	914,690
Ovintiv, Inc.	43,191	2,274,006
Viper Energy, Inc. - Class A	60,956	2,584,534
WhiteHawk Minerals Corp. - Class A (a)	71,870	1,999,423
		11,893,942
Pharmaceuticals — 3.4%
ANI Pharmaceuticals, Inc. (a)	29,679	2,456,828
Axsome Therapeutics, Inc. (a)	6,452	1,579,256
Collegium Pharmaceutical, Inc. (a)	63,167	2,286,645
Ligand Pharmaceuticals, Inc. (a)	7,860	2,484,468
Septerna, Inc. (a)	16,804	562,766
Supernus Pharmaceuticals, Inc. (a)	77,973	3,626,524
Tarsus Pharmaceuticals, Inc. (a)	10,213	642,806
		13,639,293
Professional Services — 1.5%
Amentum Holdings, Inc. (a)	92,054	1,902,756
CBIZ, Inc. (a)	55,198	1,770,752
Huron Consulting Group, Inc. (a)	4,297	387,417
Korn Ferry	33,293	2,216,648
		6,277,573
Real Estate Management & Development — 1.3%
Colliers International Group, Inc.	36,725	3,444,438
FirstService Corp.	13,444	1,910,527
		5,354,965
Retail REITs — 0.9%
Agree Realty Corp. (b)	22,871	1,732,249
Curbline Properties Corp.	69,757	2,120,613
		3,852,862
Semiconductors & Semiconductor Equipment — 4.1%
Allegro MicroSystems, Inc. (a) (b)	24,282	1,690,513
MACOM Technology Solutions Holdings, Inc. (a)	5,526	2,101,924
Onto Innovation, Inc. (a)	3,527	1,334,793
PDF Solutions, Inc. (a)	46,569	3,296,619
Rambus, Inc. (a)	7,793	1,034,443
Semtech Corp. (a)	5,375	869,944
Silicon Motion Technology Corp. (ADR)	4,342	1,447,319
Ultra Clean Holdings, Inc. (a)	34,569	4,929,194
		16,704,749
Security Description	Shares/ Principal Amount*	Value
Software — 2.0%
A10 Networks, Inc.	23,722	$886,254
Adeia, Inc.	37,869	1,247,026
Agilysys, Inc. (a)	7,199	752,296
Arteris, Inc. (a)	14,136	686,868
Bill Holdings, Inc. (a) (b)	58,182	2,103,861
Intapp, Inc. (a)	20,989	529,133
JFrog Ltd. (a) (b)	10,408	945,879
Procore Technologies, Inc. (a)	13,281	539,474
Workiva, Inc. (a)	9,013	437,221
		8,128,012
Specialty Retail — 0.7%
Boot Barn Holdings, Inc. (a)	16,645	2,734,274
Textiles, Apparel & Luxury Goods — 2.0%
Crocs, Inc. (a)	19,168	2,312,427
Kontoor Brands, Inc.	31,162	2,597,041
Levi Strauss & Co. - Class A	127,184	3,157,979
		8,067,447
Trading Companies & Distributors — 4.1%
Applied Industrial Technologies, Inc.	3,056	1,033,386
GATX Corp.	18,644	3,303,530
Herc Holdings, Inc.	21,587	3,094,281
McGrath RentCorp	31,466	3,808,330
NPK International, Inc. (a)	199,464	3,173,472
Rush Enterprises, Inc. - Class A	28,633	2,089,780
		16,502,779
Wireless Telecommunication Services — 0.7%
Array Digital Infrastructure, Inc.	81,113	2,941,157
Total Common Stocks (Cost $254,370,545)		401,147,820

Short-Term Investments—1.4%
Repurchase Agreement—1.4%
Fixed Income Clearing Corp.
Repurchase Agreement dated 06/30/26 at 2.500%, due on 07/01/26, with a maturity value of $5,547,757; collateralized by U.S. Treasury Note at 4.000%, maturing 12/15/27, with a market value of $5,658,466	5,547,372	5,547,372
Total Short-Term Investments (Cost $5,547,372)		5,547,372

Securities Lending Reinvestments (c)—1.9%
Short-Term Investment Funds—1.4%
Allspring Government Money Market Fund, Select Class 3.570% (d)	700,000	700,000
BlackRock Liquidity Funds FedFund, Institutional Shares 3.540% (d)	400,000	400,000
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class 3.520% (d)	400,000	400,000
Fidelity Investments Money Market Government Portfolio, Class I 3.530% (d)	1,000,000	1,000,000
See accompanying notes to financial statements.
BHFTII-223

Brighthouse Funds Trust II
Loomis Sayles Small Cap Core Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Securities Lending Reinvestments (c)—(Continued)
Security Description	Shares/ Principal Amount*	Value
Short-Term Investment Funds—(Continued)
Goldman Sachs Financial Square Government Fund, Institutional Shares 3.530% (d)	200,000	$200,000
Invesco STIT-Government & Agency Portfolio, Institutional Class 3.570% (d)	900,000	900,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares 3.560% (d)	900,000	900,000
RBC BlueBay U.S. Government Money Market Fund, Institutional Shares 3.550% (d)	200,000	200,000
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.580% (d)	1,000,000	1,000,000
		5,700,000

Repurchase Agreements—0.5%
Bank of Nova Scotia
Repurchase Agreement dated 06/30/26 at 3.630%, due on 07/01/26 with a maturity value of $200,020; collateralized by U.S. Treasury Obligations with rates ranging from 1.125% - 4.625%, maturity dates ranging from 05/15/28 - 02/15/55, and an aggregate market value of $204,000	200,000	200,000
Repurchase Agreement dated 06/30/26 at 3.770%, due on 07/01/26 with a maturity value of $100,010; collateralized by various Common Stock with an aggregate market value of $111,181	100,000	100,000
Barclays Capital, Inc.
Repurchase Agreement dated 06/30/26 at 3.680%, due on 07/01/26 with a maturity value of $200,020; collateralized by U.S. Treasury Obligations with rates ranging from 3.500% - 4.625%, maturity dates ranging from 01/31/28 - 05/31/31, and an aggregate market value of $204,000	200,000	200,000
Citigroup Global Markets, Inc.
Repurchase Agreement dated 06/30/26 at 3.630%, due on 07/01/26 with a maturity value of $300,030; collateralized by U.S. Treasury Obligations with rates ranging from 0.625% - 4.375%, maturity dates ranging from 11/30/28 - 05/15/42, and an aggregate market value of $306,000	300,000	300,000
Jefferies LLC
Repurchase Agreement dated 06/30/26 at 3.690%, due on 07/01/26 with a maturity value of $1,089,268; collateralized by U.S. Government Agency Obligations with rates ranging from 4.628% - 6.500%, maturity dates ranging from 07/25/55 - 06/20/56, and an aggregate market value of $1,110,944	1,089,156	1,089,156
Security Description	Principal Amount*	Value
Repurchase Agreements—(Continued)
National Bank Financial, Inc.
Repurchase Agreement dated 06/30/26 at 3.770%, due on 07/01/26 with a maturity value of $44,589; collateralized by various Common Stock with an aggregate market value of $49,694	44,585	$44,585
Societe Generale
Repurchase Agreement dated 06/30/26 at 3.630%, due on 07/01/26 with a maturity value of $100,010; collateralized by U.S. Treasury Obligations with rates ranging from 0.625% - 1.625%, maturity dates ranging from 12/31/27 - 11/15/50, and an aggregate market value of $102,000	100,000	100,000
		2,033,741
Total Securities Lending Reinvestments (Cost $7,733,741)		7,733,741
Total Investments—102.2% (Cost $267,651,658)		414,428,933
Other assets and liabilities (net)—(2.2)%		(8,995,169)
Net Assets—100.0%		$405,433,764

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)
All or a portion of the security was held on loan. As of June 30, 2026, the market value of securities loaned was $35,344,195 and the collateral received consisted of cash in the amount of
$7,733,741 and non-cash collateral with a value of $28,214,212. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending
Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio. As such, this collateral is excluded from the Statement of Assets and
Liabilities.

(c)	Represents investment of cash collateral received from securities on loan as of June 30, 2026.
(d)	The rate shown represents the annualized seven-day yield as of June 30, 2026.
Investment Transactions
Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended June 30, 2026 were as follows:
Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$0	$67,865,169	$0	$91,574,659
See accompanying notes to financial statements.
BHFTII-224

Brighthouse Funds Trust II
Loomis Sayles Small Cap Core Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
The following table provides a breakdown of transactions accounted for as secured borrowings, the gross obligations by the type of collateral pledged, and the remaining contractual maturities of those transactions.
Remaining Contractual Maturity of the Agreements As of June 30, 2026
	Overnight and Continuous	Up to 30 Days	31 - 90 Days	Greater than 90 days	Total
Securities Lending Transactions
Common Stocks	$(7,733,741)	$—	$—	$—	$(7,733,741)
Gross amount of recognized liabilities for securities lending transactions					$(7,733,741)
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2026. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.
Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$401,147,820	$—	$—	$401,147,820
Total Short-Term Investments*	—	5,547,372	—	5,547,372
Securities Lending Reinvestments
Short-Term Investment Funds	5,700,000	—	—	5,700,000
Repurchase Agreements	—	2,033,741	—	2,033,741
Total Securities Lending Reinvestments	5,700,000	2,033,741	—	7,733,741
Total Investments	$406,847,820	$7,581,113	$—	$414,428,933
Collateral for Securities Loaned (Liability)	$—	$(7,733,741)	$—	$(7,733,741)

*	See Schedule of Investments for additional detailed categorizations.
See accompanying notes to financial statements.
BHFTII-225

Brighthouse Funds Trust II
Loomis Sayles Small Cap Core Portfolio
Statement of Assets and Liabilities

June 30, 2026 (Unaudited)
Assets
Investments at value (a) (b)	$414,428,933
Receivable for:
Investments sold	532,745
Fund shares sold	4,203
Dividends and interest	152,784
Total Assets	415,118,665
Liabilities
Collateral for securities loaned	7,733,741
Payable for:
Investments purchased	243,173
Fund shares redeemed	1,052,768
Accrued Expenses:
Management fees	262,492
Distribution and service fees	21,712
Deferred trustees’ fees	259,344
Other expenses	111,671
Total Liabilities	9,684,901
Net Assets	$405,433,764
Net Assets Consist of:
Paid in surplus	$230,986,427
Distributable earnings (Accumulated losses)	174,447,337
Net Assets	$405,433,764
Net Assets
Class A	$290,092,764
Class B	98,463,227
Class E	16,877,773
Capital Shares Outstanding*
Class A	1,121,424
Class B	440,454
Class E	70,615
Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$258.68
Class B	223.55
Class E	239.01

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments was $267,651,658.
(b)	Includes securities loaned at value of $35,344,195.
Statement of Operations

Six Months Ended June 30, 2026 (Unaudited)
Investment Income
Dividends (a)	$3,660,952
Interest	85,637
Securities lending income, net	7,325
Total investment income	3,753,914
Expenses
Management fees	1,666,686
Administration fees	17,856
Custodian and accounting fees	10,786
Distribution and service fees—Class B	115,857
Distribution and service fees—Class E	11,921
Audit and tax services	24,944
Legal	23,184
Trustees’ fees and expenses	39,805
Shareholder reporting	28,719
Insurance	1,453
Miscellaneous	5,661
Total expenses	1,946,872
Less management fee waiver	(156,674)
Less broker commission recapture	(7,574)
Net expenses	1,782,624
Net Investment Income	1,971,290
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	26,423,307
Foreign currency transactions	44
Net realized gain (loss)	26,423,351
Net change in unrealized appreciation (depreciation) on:
Investments	52,522,226
Foreign currency transactions	4
Net change in unrealized appreciation (depreciation)	52,522,230
Net realized and unrealized gain (loss)	78,945,581
Net Increase (Decrease) in Net Assets From Operations	$80,916,871

(a)	Net of foreign withholding taxes of $7,882.
See accompanying notes to financial statements.
BHFTII-226

Brighthouse Funds Trust II
Loomis Sayles Small Cap Core Portfolio
Statements of Changes in Net Assets
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
Increase (Decrease) in Net Assets:
From Operations
Net investment income (loss)	$1,971,290	$2,459,161
Net realized gain (loss)	26,423,351	25,345,184
Net change in unrealized appreciation (depreciation)	52,522,230	(10,285,546)
Increase (decrease) in net assets from operations	80,916,871	17,518,799
From Distributions to Shareholders
Class A	(19,310,595)	(28,647,096)
Class B	(7,333,878)	(12,376,714)
Class E	(1,194,412)	(1,974,793)
Total distributions	(27,838,885)	(42,998,603)
Increase (decrease) in net assets from capital share transactions	1,199,577	3,753,823
Total increase (decrease) in net assets	54,277,563	(21,725,981)
Net Assets
Beginning of period	351,156,201	372,882,182
End of period	$405,433,764	$351,156,201

Other Information:
Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31, 2025
	Shares	Value	Shares	Value
Class A
Sales	8,248	$2,008,954	15,297	$3,415,303
Reinvestments	77,849	19,310,595	138,212	28,647,096
Redemptions	(59,630)	(14,626,361)	(117,328)	(26,323,870)
Net increase (decrease)	26,467	$6,693,188	36,181	$5,738,529
Class B
Sales	1,772	$382,563	17,262	$3,430,936
Reinvestments	34,210	7,333,878	68,342	12,376,714
Redemptions	(58,171)	(12,450,328)	(87,603)	(17,235,142)
Net increase (decrease)	(22,189)	$(4,733,887)	(1,999)	$(1,427,492)
Class E
Sales	46	$10,028	1,990	$418,422
Reinvestments	5,211	1,194,412	10,252	1,974,793
Redemptions	(8,567)	(1,964,164)	(14,127)	(2,950,429)
Net increase (decrease)	(3,310)	$(759,724)	(1,885)	$(557,214)
Increase (decrease) derived from capital shares transactions		$1,199,577		$3,753,823
See accompanying notes to financial statements.
BHFTII-227

Brighthouse Funds Trust II
Loomis Sayles Small Cap Core Portfolio
Financial Highlights
Selected per share data
	Class A
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$224.06	$241.77	$232.13	$207.66	$307.10	$267.73
Income (Loss) from Investment Operations
Net investment income (loss) (a)	1.38	1.73	0.58	0.50	0.73	0.04
Net realized and unrealized gain (loss)	51.58	8.77	25.77	34.78	(50.49)	57.96
Total income (loss) from investment operations	52.96	10.50	26.35	35.28	(49.76)	58.00
Less Distributions
Distributions from net investment income	(1.74)	(0.49)	(0.35)	(0.43)	0.00	(0.25)
Distributions from net realized capital gains	(16.60)	(27.72)	(16.36)	(10.38)	(49.68)	(18.38)
Total distributions	(18.34)	(28.21)	(16.71)	(10.81)	(49.68)	(18.63)
Net Asset Value, End of Period	$258.68	$224.06	$241.77	$232.13	$207.66	$307.10
Total Return (%) (b)	23.99 (c)	5.29	11.74	17.46	(15.06)	21.95
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.98 (d)	0.98	0.98	0.98	0.96	0.96
Net ratio of expenses to average net assets (%) (e)	0.90 (d)	0.90	0.90	0.89	0.88	0.87
Ratio of net investment income (loss) to average net assets (%)	1.13 (d)	0.77	0.24	0.23	0.31	0.01
Portfolio turnover rate (%)	18 (c)	37	31	28	31	29
Net assets, end of period (in millions)	$290.1	$245.3	$256.0	$249.6	$230.6	$291.6

	Class B
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$195.49	$214.64	$208.02	$187.19	$283.63	$248.88
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.93	1.02	(0.03)	(0.03)	0.13	(0.64)
Net realized and unrealized gain (loss)	44.91	7.55	23.01	31.24	(46.89)	53.77
Total income (loss) from investment operations	45.84	8.57	22.98	31.21	(46.76)	53.13
Less Distributions
Distributions from net investment income	(1.18)	0.00	0.00	0.00	0.00	0.00
Distributions from net realized capital gains	(16.60)	(27.72)	(16.36)	(10.38)	(49.68)	(18.38)
Total distributions	(17.78)	(27.72)	(16.36)	(10.38)	(49.68)	(18.38)
Net Asset Value, End of Period	$223.55	$195.49	$214.64	$208.02	$187.19	$283.63
Total Return (%) (b)	23.84 (c)	5.02	11.46	17.18	(15.28)	21.64
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	1.23 (d)	1.23	1.23	1.23	1.21	1.21
Net ratio of expenses to average net assets (%) (e)	1.15 (d)	1.15	1.15	1.14	1.13	1.12
Ratio of net investment income (loss) to average net assets (%)	0.88 (d)	0.52	(0.01)	(0.02)	0.06	(0.23)
Portfolio turnover rate (%)	18 (c)	37	31	28	31	29
Net assets, end of period (in millions)	$98.5	$90.4	$99.7	$108.9	$104.8	$142.8
Please see  following page for Financial Highlights footnote legend.
See accompanying notes to financial statements.
BHFTII-228

Brighthouse Funds Trust II
Loomis Sayles Small Cap Core Portfolio
Financial Highlights
Selected per share data
	Class E
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$208.04	$226.47	$218.42	$195.97	$293.73	$256.93
Income (Loss) from Investment Operations
Net investment income (loss) (a)	1.10	1.29	0.19	0.17	0.35	(0.38)
Net realized and unrealized gain (loss)	47.85	8.10	24.22	32.76	(48.43)	55.56
Total income (loss) from investment operations	48.95	9.39	24.41	32.93	(48.08)	55.18
Less Distributions
Distributions from net investment income	(1.38)	(0.10)	0.00	(0.10)	0.00	0.00
Distributions from net realized capital gains	(16.60)	(27.72)	(16.36)	(10.38)	(49.68)	(18.38)
Total distributions	(17.98)	(27.82)	(16.36)	(10.48)	(49.68)	(18.38)
Net Asset Value, End of Period	$239.01	$208.04	$226.47	$218.42	$195.97	$293.73
Total Return (%) (b)	23.90 (c)	5.13	11.57	17.29	(15.19)	21.77
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	1.13 (d)	1.13	1.13	1.13	1.11	1.11
Net ratio of expenses to average net assets (%) (e)	1.05 (d)	1.05	1.05	1.04	1.03	1.02
Ratio of net investment income (loss) to average net assets (%)	0.98 (d)	0.62	0.09	0.08	0.16	(0.13)
Portfolio turnover rate (%)	18 (c)	37	31	28	31	29
Net assets, end of period (in millions)	$16.9	$15.4	$17.2	$19.2	$18.6	$24.8

(a)	Per share amounts based on average shares outstanding during the period.
(b)
Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

(c)	Periods less than one year are not computed on an annualized basis.
(d)	Computed on an annualized basis.
(e)	Includes the effects of management fee waivers (see Note 5 of the Notes to Financial Statements).
See accompanying notes to financial statements.
BHFTII-229

Brighthouse Funds Trust II
Loomis Sayles Small Cap Growth Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Common Stocks—99.2% of Net Assets

Security Description	Shares	Value

Aerospace & Defense — 8.4%
AAR Corp. (a)	42,160	$6,025,929
ATI, Inc. (a)	34,133	6,727,614
Ducommun, Inc. (a)	26,540	4,915,473
Hexcel Corp.	48,574	4,860,315
Mercury Systems, Inc. (a)	58,417	7,146,152
		29,675,483
Automobile Components — 1.7%
Dorman Products, Inc. (a)	19,366	2,642,491
Patrick Industries, Inc. (b)	36,036	3,235,312
		5,877,803
Banks — 3.0%
Coastal Financial Corp. (a)	24,400	1,891,244
Dime Commercial Bancshares, Inc. (b)	44,615	1,813,600
FB Financial Corp.	49,571	2,743,755
Live Oak Bancshares, Inc.	57,634	2,353,772
Origin Bancorp, Inc.	33,858	1,731,837
		10,534,208
Beverages — 1.6%
Vita Coco Co., Inc. (a)	85,874	5,679,706
Biotechnology — 11.2%
Alkermes PLC (a)	83,367	4,368,014
Apogee Therapeutics, Inc. (a) (b)	29,050	3,855,806
Disc Medicine, Inc. (a)	32,756	2,395,774
Mirum Pharmaceuticals, Inc. (a)	38,042	4,453,577
PTC Therapeutics, Inc. (a)	30,816	2,513,661
Rhythm Pharmaceuticals, Inc. (a) (b)	37,218	4,132,315
Scholar Rock Holding Corp. (a) (b)	51,113	2,811,215
Syndax Pharmaceuticals, Inc. (a)	79,232	1,732,011
Twist Bioscience Corp. (a)	57,103	5,874,757
Vericel Corp. (a)	103,061	4,585,184
Xenon Pharmaceuticals, Inc. (a)	45,215	2,729,177
		39,451,491
Broadline Retail — 1.2%
Pattern Group, Inc. - Class A (a)	168,714	4,249,906
Building Products — 1.6%
CSW Industrials, Inc.	8,262	2,299,315
Modine Manufacturing Co. (a)	12,062	3,220,795
		5,520,110
Capital Markets — 4.2%
Marex Group PLC	82,354	5,019,476
Piper Sandler Cos.	42,930	3,105,556
PJT Partners, Inc. - Class A (b)	23,656	3,570,637
WisdomTree, Inc.	188,071	3,185,923
		14,881,592
Commercial Services & Supplies — 1.0%
Casella Waste Systems, Inc. - Class A (a) (b)	37,352	3,622,023
Security Description	Shares	Value
Communications Equipment — 3.7%
Calix, Inc. (a)	67,303	$2,511,748
Extreme Networks, Inc. (a)	217,558	7,042,352
Viavi Solutions, Inc. (a)	71,806	3,428,737
		12,982,837
Construction & Engineering — 9.3%
Arcosa, Inc.	33,420	4,855,592
Cardinal Infrastructure Group, Inc. - Class A (a)	21,310	2,007,402
Construction Partners, Inc. - Class A (a)	43,369	5,150,936
Everus Construction Group, Inc. (a)	34,470	5,720,297
Legence Corp. - Class A (a)	37,378	3,185,727
MYR Group, Inc. (a)	12,062	6,035,825
Sterling Infrastructure, Inc. (a)	6,801	5,708,487
		32,664,266
Consumer Staples Distribution & Retail — 0.9%
BBB Foods, Inc. - Class A (a)	74,370	3,098,998
Diversified Consumer Services — 2.0%
Grand Canyon Education, Inc. (a)	18,290	2,617,482
OneSpaWorld Holdings Ltd.	154,851	4,372,992
		6,990,474
Electronic Equipment, Instruments & Components — 3.3%
Advanced Energy Industries, Inc.	17,892	6,671,390
Mirion Technologies, Inc. (a)	148,886	2,669,526
OSI Systems, Inc. (a)	2,006	438,712
Rogers Corp. (a)	11,278	1,846,547
		11,626,175
Energy Equipment & Services — 2.3%
Cactus, Inc. - Class A	67,530	3,459,562
Oceaneering International, Inc. (a)	117,538	4,762,640
		8,222,202
Financial Services — 1.1%
Paymentus Holdings, Inc. - Class A (a)	80,399	1,942,440
Remitly Global, Inc. (a)	89,347	2,002,266
		3,944,706
Health Care Equipment & Supplies — 3.5%
Establishment Labs Holdings, Inc. (a) (b)	73,082	6,271,166
Glaukos Corp. (a) (b)	24,919	3,482,680
IRhythm Holdings, Inc. (a)	20,443	2,431,695
		12,185,541
Health Care Providers & Services — 6.8%
Alignment Healthcare, Inc. (a)	125,748	2,994,060
Ensign Group, Inc.	11,166	1,789,910
Guardian Pharmacy Services, Inc. - Class A (a)	74,609	3,123,879
HealthEquity, Inc. (a)	40,498	3,657,779
NeoGenomics, Inc. (a)	217,673	3,175,849
Omada Health, Inc. (a) (b)	137,118	3,009,740
Progyny, Inc. (a)	92,603	2,669,745
See accompanying notes to financial statements.
BHFTII-230

Brighthouse Funds Trust II
Loomis Sayles Small Cap Growth Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Health Care Providers & Services—(Continued)
RadNet, Inc. (a) (b)	58,724	$3,621,509
		24,042,471
Hotels, Restaurants & Leisure — 3.5%
Life Time Group Holdings, Inc. (a)	133,226	5,440,950
Lindblad Expeditions Holdings, Inc. (a)	76,019	2,146,776
Super Group SGHC Ltd. (b)	180,458	2,445,206
Texas Roadhouse, Inc.	12,725	2,458,852
		12,491,784
Leisure Products — 1.1%
YETI Holdings, Inc. (a)	76,774	3,804,919
Life Sciences Tools & Services — 1.0%
Fortrea Holdings, Inc. (a)	208,892	3,634,721
Machinery — 4.3%
ESCO Technologies, Inc.	22,023	7,708,931
RBC Bearings, Inc. (a)	11,410	7,348,724
		15,057,655
Oil, Gas & Consumable Fuels — 0.8%
Magnolia Oil & Gas Corp. - Class A (b)	113,740	2,909,469
Pharmaceuticals — 5.8%
Axsome Therapeutics, Inc. (a)	20,534	5,026,107
Ligand Pharmaceuticals, Inc. (a)	24,997	7,901,302
Septerna, Inc. (a)	53,388	1,787,964
Supernus Pharmaceuticals, Inc. (a)	78,807	3,665,314
Tarsus Pharmaceuticals, Inc. (a)	32,649	2,054,928
		20,435,615
Professional Services — 0.3%
Huron Consulting Group, Inc. (a)	13,737	1,238,528
Semiconductors & Semiconductor Equipment — 7.7%
Allegro MicroSystems, Inc. (a) (b)	77,571	5,400,493
MACOM Technology Solutions Holdings, Inc. (a)	17,652	6,714,291
Onto Innovation, Inc. (a)	11,260	4,261,347
Rambus, Inc. (a)	24,919	3,307,748
Semtech Corp. (a)	17,175	2,779,774
Silicon Motion Technology Corp. (ADR)	13,867	4,622,287
		27,085,940
Software — 5.4%
A10 Networks, Inc.	75,830	2,833,009
Adeia, Inc.	120,933	3,982,324
Agilysys, Inc. (a)	22,846	2,387,407
Arteris, Inc. (a)	44,996	2,186,356
Intapp, Inc. (a)	67,091	1,691,364
JFrog Ltd. (a) (b)	33,287	3,025,122
Procore Technologies, Inc. (a)	42,254	1,716,357
Workiva, Inc. (a)	28,665	1,390,539
		19,212,478
Security Description	Shares/ Principal Amount*	Value
Specialty Retail — 0.9%
Boot Barn Holdings, Inc. (a) (b)	18,463	$3,032,917
Trading Companies & Distributors — 1.6%
Applied Industrial Technologies, Inc.	9,696	3,278,702
McGrath RentCorp	20,190	2,443,596
		5,722,298
Total Common Stocks (Cost $214,618,111)		349,876,316

Short-Term Investments—1.2%
Repurchase Agreement—1.2%
Fixed Income Clearing Corp.
Repurchase Agreement dated 06/30/26 at 2.500%, due on 07/01/26, with a maturity value of $4,137,684; collateralized by U.S. Treasury Note at 4.000%, maturing 12/15/27, with a market value of $4,220,244	4,137,397	4,137,397
Total Short-Term Investments (Cost $4,137,397)		4,137,397

Securities Lending Reinvestments (c)—1.2%
Short-Term Investment Funds—1.0%
Allspring Government Money Market Fund, Select Class 3.570% (d)	500,000	500,000
BlackRock Liquidity Funds FedFund, Institutional Shares 3.540% (d)	500,000	500,000
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class 3.520% (d)	500,000	500,000
Fidelity Investments Money Market Government Portfolio, Class I 3.530% (d)	500,000	500,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 3.530% (d)	500,000	500,000
Invesco STIT-Government & Agency Portfolio, Institutional Class 3.570% (d)	500,000	500,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares 3.560% (d)	500,000	500,000
		3,500,000

Repurchase Agreements—0.2%
Bank of Nova Scotia
Repurchase Agreement dated 06/30/26 at 3.770%, due on 07/01/26 with a maturity value of $100,010; collateralized by various Common Stock with an aggregate market value of $111,181	100,000	100,000
Barclays Capital, Inc.
Repurchase Agreement dated 06/30/26 at 3.680%, due on 07/01/26 with a maturity value of $200,020; collateralized by U.S. Treasury Obligations with rates ranging from 3.500% - 4.625%, maturity dates ranging from 01/31/28 - 05/31/31, and an aggregate market value of $204,000	200,000	200,000
Citigroup Global Markets, Inc.
Repurchase Agreement dated 06/30/26 at 3.630%, due on 07/01/26 with a maturity value of $100,010; collateralized by U.S. Treasury Obligations with rates ranging from 0.625% - 4.375%, maturity dates ranging from 11/30/28 - 05/15/42, and an aggregate market value of $102,000	100,000	100,000
See accompanying notes to financial statements.
BHFTII-231

Brighthouse Funds Trust II
Loomis Sayles Small Cap Growth Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Securities Lending Reinvestments (c)—(Continued)
Security Description	Principal Amount*	Value
Repurchase Agreements—(Continued)
Jefferies LLC
Repurchase Agreement dated 06/30/26 at 3.690%, due on 07/01/26 with a maturity value of $227,519; collateralized by U.S. Government Agency Obligations with rates ranging from 4.628% - 6.500%, maturity dates ranging from 07/25/55 - 06/20/56, and an aggregate market value of $232,047	227,496	$227,496
Societe Generale
Repurchase Agreement dated 06/30/26 at 3.630%, due on 07/01/26 with a maturity value of $50,005; collateralized by U.S. Treasury Obligations with rates ranging from 0.625% - 1.625%, maturity dates ranging from 12/31/27 - 11/15/50, and an aggregate market value of $51,000	50,000	50,000
		677,496
Total Securities Lending Reinvestments (Cost $4,177,496)		4,177,496
Total Investments—101.6% (Cost $222,933,004)		358,191,209
Other assets and liabilities (net)—(1.6)%		(5,743,039)
Net Assets—100.0%		$352,448,170

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of June 30, 2026, the market value of securities loaned was $41,837,773 and the collateral received consisted of cash in the amount of
$4,177,496 and non-cash collateral with a value of $38,444,071. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending
Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio. As such, this collateral is excluded from the Statement of Assets and
Liabilities.

(c)	Represents investment of cash collateral received from securities on loan as of June 30, 2026.
(d)	The rate shown represents the annualized seven-day yield as of June 30, 2026.
Investment Transactions
Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended June 30, 2026 were as follows:
Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$0	$65,627,973	$0	$118,411,642
The following table provides a breakdown of transactions accounted for as secured borrowings, the gross obligations by the type of collateral pledged, and the remaining contractual maturities of those transactions.
Remaining Contractual Maturity of the Agreements As of June 30, 2026
	Overnight and Continuous	Up to 30 Days	31 - 90 Days	Greater than 90 days	Total
Securities Lending Transactions
Common Stocks	$(4,177,496)	$—	$—	$—	$(4,177,496)
Gross amount of recognized liabilities for securities lending transactions					$(4,177,496)
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2026. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.
Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$349,876,316	$—	$—	$349,876,316
Total Short-Term Investments*	—	4,137,397	—	4,137,397
Securities Lending Reinvestments
Short-Term Investment Funds	3,500,000	—	—	3,500,000
See accompanying notes to financial statements.
BHFTII-232

Brighthouse Funds Trust II
Loomis Sayles Small Cap Growth Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Fair Value Hierarchy — (Continued)
Description	Level 1	Level 2	Level 3	Total
Repurchase Agreements	$—	$677,496	$—	$677,496
Total Securities Lending Reinvestments	3,500,000	677,496	—	4,177,496
Total Investments	$353,376,316	$4,814,893	$—	$358,191,209
Collateral for Securities Loaned (Liability)	$—	$(4,177,496)	$—	$(4,177,496)

*	See Schedule of Investments for additional detailed categorizations.
See accompanying notes to financial statements.
BHFTII-233

Brighthouse Funds Trust II
Loomis Sayles Small Cap Growth Portfolio
Statement of Assets and Liabilities

June 30, 2026 (Unaudited)
Assets
Investments at value (a) (b)	$358,191,209
Receivable for:
Investments sold	1,699,578
Fund shares sold	716
Dividends and interest	1,013
Total Assets	359,892,516
Liabilities
Collateral for securities loaned	4,177,496
Payable for:
Investments purchased	766,502
Fund shares redeemed	1,917,241
Accrued Expenses:
Management fees	227,902
Distribution and service fees	10,188
Deferred trustees’ fees	259,582
Other expenses	85,435
Total Liabilities	7,444,346
Net Assets	$352,448,170
Net Assets Consist of:
Paid in surplus	$182,806,146
Distributable earnings (Accumulated losses)	169,642,024
Net Assets	$352,448,170
Net Assets
Class A	$298,116,964
Class B	48,191,223
Class E	6,139,983
Capital Shares Outstanding*
Class A	22,258,596
Class B	4,522,842
Class E	519,502
Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$13.39
Class B	10.66
Class E	11.82

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments was $222,933,004.
(b)	Includes securities loaned at value of $41,837,773.
Statement of Operations

Six Months Ended June 30, 2026 (Unaudited)
Investment Income
Dividends	$495,055
Interest	116,005
Securities lending income, net	16,151
Total investment income	627,211
Expenses
Management fees	1,497,570
Administration fees	17,151
Custodian and accounting fees	10,985
Distribution and service fees—Class B	54,206
Distribution and service fees—Class E	4,046
Audit and tax services	24,944
Legal	23,184
Trustees’ fees and expenses	39,805
Shareholder reporting	14,910
Insurance	1,375
Miscellaneous	5,544
Total expenses	1,693,720
Less management fee waiver	(156,479)
Less broker commission recapture	(10,231)
Net expenses	1,527,010
Net Investment Loss	(899,799)
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investments	36,628,093
Net change in unrealized appreciation (depreciation) on investments	49,927,629
Net realized and unrealized gain (loss)	86,555,722
Net Increase (Decrease) in Net Assets From Operations	$85,655,923
See accompanying notes to financial statements.
BHFTII-234

Brighthouse Funds Trust II
Loomis Sayles Small Cap Growth Portfolio
Statements of Changes in Net Assets
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
Increase (Decrease) in Net Assets:
From Operations
Net investment income (loss)	$(899,799)	$(1,781,199)
Net realized gain (loss)	36,628,093	24,458,155
Net change in unrealized appreciation (depreciation)	49,927,629	(8,858,113)
Increase (decrease) in net assets from operations	85,655,923	13,818,843
From Distributions to Shareholders
Class A	(20,036,023)	(31,247,678)
Class B	(3,926,553)	(5,895,211)
Class E	(447,744)	(661,258)
Total distributions	(24,410,320)	(37,804,147)
Increase (decrease) in net assets from capital share transactions	(34,461,083)	6,859,642
Total increase (decrease) in net assets	26,784,520	(17,125,662)
Net Assets
Beginning of period	325,663,650	342,789,312
End of period	$352,448,170	$325,663,650

Other Information:
Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31, 2025
	Shares	Value	Shares	Value
Class A
Sales	54,026	$658,225	883,790	$9,810,579
Reinvestments	1,593,956	20,036,023	2,993,073	31,247,678
Redemptions	(4,248,681)	(53,490,187)	(2,970,171)	(33,613,861)
Net increase (decrease)	(2,600,699)	$(32,795,939)	906,692	$7,444,396
Class B
Sales	33,591	$318,630	259,642	$2,395,748
Reinvestments	392,655	3,926,553	696,011	5,895,211
Redemptions	(599,756)	(5,930,484)	(965,523)	(8,869,440)
Net increase (decrease)	(173,510)	$(1,685,301)	(9,870)	$(578,481)
Class E
Sales	13,922	$154,666	17,082	$178,231
Reinvestments	40,337	447,744	71,027	661,258
Redemptions	(53,597)	(582,253)	(85,267)	(845,762)
Net increase (decrease)	662	$20,157	2,842	$(6,273)
Increase (decrease) derived from capital shares transactions		$(34,461,083)		$6,859,642
See accompanying notes to financial statements.
BHFTII-235

Brighthouse Funds Trust II
Loomis Sayles Small Cap Growth Portfolio
Financial Highlights
Selected per share data
	Class A
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$11.18	$12.09	$10.62	$9.49	$16.30	$16.31
Income (Loss) from Investment Operations
Net investment income (loss) (a)	(0.03)	(0.06)	(0.05)	(0.04)	(0.05)	(0.09)
Net realized and unrealized gain (loss)	3.17	0.46	1.62	1.17	(3.96)	1.65
Total income (loss) from investment operations	3.14	0.40	1.57	1.13	(4.01)	1.56
Less Distributions
Distributions from net realized capital gains	(0.93)	(1.31)	(0.10)	0.00	(2.80)	(1.57)
Distributions from return of capital	0.00	0.00	0.00	0.00	(0.00) (b)	0.00
Total distributions	(0.93)	(1.31)	(0.10)	0.00	(2.80)	(1.57)
Net Asset Value, End of Period	$13.39	$11.18	$12.09	$10.62	$9.49	$16.30
Total Return (%) (c)	28.62 (d)	4.03	14.88	11.91	(22.96)	10.00
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.98 (e)	0.98	0.97	0.97	0.95	0.95
Net ratio of expenses to average net assets (%) (f)	0.89 (e)	0.89	0.88	0.87	0.86	0.86
Ratio of net investment income (loss) to average net assets (%)	(0.51) (e)	(0.51)	(0.43)	(0.42)	(0.43)	(0.57)
Portfolio turnover rate (%)	20 (d)	43	37	36	33	44
Net assets, end of period (in millions)	$298.1	$277.9	$289.7	$322.8	$311.3	$416.3

	Class B
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$9.06	$10.08	$8.89	$7.97	$14.35	$14.57
Income (Loss) from Investment Operations
Net investment income (loss) (a)	(0.04)	(0.07)	(0.06)	(0.06)	(0.06)	(0.12)
Net realized and unrealized gain (loss)	2.57	0.36	1.35	0.98	(3.52)	1.47
Total income (loss) from investment operations	2.53	0.29	1.29	0.92	(3.58)	1.35
Less Distributions
Distributions from net realized capital gains	(0.93)	(1.31)	(0.10)	0.00	(2.80)	(1.57)
Distributions from return of capital	0.00	0.00	0.00	0.00	(0.00) (b)	0.00
Total distributions	(0.93)	(1.31)	(0.10)	0.00	(2.80)	(1.57)
Net Asset Value, End of Period	$10.66	$9.06	$10.08	$8.89	$7.97	$14.35
Total Return (%) (c)	28.59 (d)(g)	3.73	14.63	11.54	(23.10)	9.74
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	1.23 (e)	1.23	1.22	1.22	1.20	1.20
Net ratio of expenses to average net assets (%) (f)	1.14 (e)	1.14	1.13	1.12	1.11	1.11
Ratio of net investment income (loss) to average net assets (%)	(0.76) (e)	(0.76)	(0.68)	(0.67)	(0.68)	(0.81)
Portfolio turnover rate (%)	20 (d)	43	37	36	33	44
Net assets, end of period (in millions)	$48.2	$42.6	$47.5	$48.9	$48.7	$69.6
Please see  following page for Financial Highlights footnote legend.
See accompanying notes to financial statements.
BHFTII-236

Brighthouse Funds Trust II
Loomis Sayles Small Cap Growth Portfolio
Financial Highlights
Selected per share data
	Class E
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$9.96	$10.94	$9.63	$8.62	$15.19	$15.32
Income (Loss) from Investment Operations
Net investment income (loss) (a)	(0.04)	(0.07)	(0.06)	(0.05)	(0.06)	(0.11)
Net realized and unrealized gain (loss)	2.83	0.40	1.47	1.06	(3.71)	1.55
Total income (loss) from investment operations	2.79	0.33	1.41	1.01	(3.77)	1.44
Less Distributions
Distributions from net realized capital gains	(0.93)	(1.31)	(0.10)	0.00	(2.80)	(1.57)
Distributions from return of capital	0.00	0.00	0.00	0.00	(0.00) (b)	0.00
Total distributions	(0.93)	(1.31)	(0.10)	0.00	(2.80)	(1.57)
Net Asset Value, End of Period	$11.82	$9.96	$10.94	$9.63	$8.62	$15.19
Total Return (%) (c)	28.61 (d)	3.80	14.75	11.72	(23.07)	9.86
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	1.13 (e)	1.13	1.12	1.12	1.10	1.10
Net ratio of expenses to average net assets (%) (f)	1.04 (e)	1.04	1.03	1.02	1.01	1.01
Ratio of net investment income (loss) to average net assets (%)	(0.66) (e)	(0.66)	(0.58)	(0.56)	(0.58)	(0.70)
Portfolio turnover rate (%)	20 (d)	43	37	36	33	44
Net assets, end of period (in millions)	$6.1	$5.2	$5.6	$5.6	$5.5	$7.9

(a)	Per share amounts based on average shares outstanding during the period.
(b)	Distributions from return of capital were less than $0.01.
(c)
Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

(d)	Periods less than one year are not computed on an annualized basis.
(e)	Computed on an annualized basis.
(f)	Includes the effects of management fee waivers (see Note 5 of the Notes to Financial Statements).
(g)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

See accompanying notes to financial statements.
BHFTII-237

Brighthouse Funds Trust II
MetLife Aggregate Bond Index Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
U.S. Treasury & Government Agencies—46.1% of Net Assets

Security Description	Principal Amount*	Value

Federal Agencies — 0.5%
Federal Farm Credit Banks Funding Corp.
0.680%, 01/13/27	725,000	$711,143
1.230%, 07/29/30	1,000,000	880,224
4.950%, 03/11/41	1,901,000	1,836,021
Federal Home Loan Banks
4.000%, 03/10/27	500,000	499,924
5.500%, 07/15/36 (a)	2,000,000	2,152,871
Federal Home Loan Mortgage Corp.
4.500%, 05/23/30	3,000,000	2,976,849
6.250%, 07/15/32	1,100,000	1,213,731
Federal National Mortgage Association
6.625%, 11/15/30	1,450,000	1,587,867
7.250%, 05/15/30	1,300,000	1,438,702
Tennessee Valley Authority
3.500%, 12/15/42 (a)	1,600,000	1,327,289
4.375%, 08/01/34	500,000	497,704
		15,122,325
U.S. Treasury — 45.6%
U.S. Treasury Bonds
1.125%, 05/15/40 (a)	4,100,000	2,593,891
1.125%, 08/15/40	3,200,000	2,005,000
1.250%, 05/15/50	6,400,000	3,046,000
1.375%, 11/15/40	6,000,000	3,878,437
1.375%, 08/15/50	7,100,000	3,483,438
1.625%, 11/15/50	5,200,000	2,719,438
1.750%, 08/15/41	7,000,000	4,692,187
1.875%, 02/15/41	7,000,000	4,856,250
1.875%, 02/15/51	8,000,000	4,447,500
1.875%, 11/15/51	9,500,000	5,222,031
2.000%, 11/15/41 (a)	9,100,000	6,303,172
2.000%, 02/15/50	6,400,000	3,730,000
2.000%, 08/15/51 (a)	9,600,000	5,467,500
2.250%, 05/15/41	3,700,000	2,697,531
2.250%, 08/15/46	3,000,000	1,957,500
2.250%, 08/15/49	6,000,000	3,733,125
2.250%, 02/15/52	5,400,000	3,251,813
2.375%, 02/15/42	5,000,000	3,646,875
2.375%, 11/15/49	3,000,000	1,911,094
2.375%, 05/15/51	5,300,000	3,314,156
2.500%, 02/15/45	4,000,000	2,804,375
2.500%, 05/15/46	4,800,000	3,297,750
2.750%, 08/15/42	4,820,000	3,681,275
2.750%, 11/15/42 (a)	1,200,000	912,000
2.750%, 08/15/47	3,000,000	2,122,031
2.750%, 11/15/47	9,000,000	6,346,406
2.875%, 05/15/43	3,260,000	2,501,541
2.875%, 08/15/45	2,200,000	1,632,469
2.875%, 11/15/46	2,000,000	1,460,938
2.875%, 05/15/49	16,100,000	11,436,031
2.875%, 05/15/52	9,000,000	6,226,875
3.000%, 11/15/44 (a)	2,600,000	1,988,594
3.000%, 05/15/45	3,100,000	2,357,453
3.000%, 05/15/47	2,800,000	2,079,000
3.000%, 02/15/48	1,300,000	957,328
3.000%, 08/15/48 (a)	7,700,000	5,641,453
Security Description	Principal Amount*	Value
U.S. Treasury—(Continued)
U.S. Treasury Bonds
3.000%, 02/15/49	6,300,000	$4,593,094
3.000%, 08/15/52	9,200,000	6,524,812
3.125%, 11/15/41	1,500,000	1,225,078
3.125%, 02/15/43 (a)	3,270,000	2,614,467
3.125%, 08/15/44	4,000,000	3,129,375
3.125%, 05/15/48	2,500,000	1,878,125
3.250%, 05/15/42	3,100,000	2,552,656
3.375%, 08/15/42	2,200,000	1,835,969
3.375%, 05/15/44	3,000,000	2,445,938
3.375%, 11/15/48	6,000,000	4,692,187
3.500%, 02/15/39 (a)	1,872,000	1,683,338
3.625%, 08/15/43	2,600,000	2,214,469
3.625%, 02/15/44	2,420,000	2,050,194
3.625%, 02/15/53	4,300,000	3,439,328
3.625%, 05/15/53	7,600,000	6,075,250
3.750%, 08/15/41	1,300,000	1,155,781
3.750%, 11/15/43	3,400,000	2,938,344
3.875%, 02/15/43	9,000,000	7,974,844
3.875%, 05/15/43	7,600,000	6,717,687
4.000%, 11/15/42	3,100,000	2,797,266
4.000%, 11/15/52 (a)	10,000,000	8,554,687
4.125%, 08/15/44	3,000,000	2,713,594
4.125%, 08/15/53	7,700,000	6,726,672
4.250%, 11/15/40	1,780,000	1,688,775
4.250%, 02/15/54	4,100,000	3,659,250
4.250%, 08/15/54	7,200,000	6,429,375
4.375%, 11/15/39	1,900,000	1,845,078
4.375%, 05/15/40	1,220,000	1,179,397
4.375%, 05/15/41	1,350,000	1,293,680
4.375%, 08/15/43	2,200,000	2,069,031
4.500%, 02/15/36 (a)	600,000	607,125
4.500%, 05/15/38 (a)	1,500,000	1,500,469
4.500%, 08/15/39	2,000,000	1,972,500
4.500%, 02/15/44	4,200,000	3,999,844
4.500%, 11/15/54	8,200,000	7,633,687
4.625%, 02/15/40	1,300,000	1,292,891
4.625%, 05/15/44	8,000,000	7,728,750
4.625%, 11/15/44	2,100,000	2,024,203
4.625%, 11/15/45	15,500,000	14,892,109
4.625%, 05/15/54 (a)	5,700,000	5,414,109
4.625%, 02/15/55	6,300,000	5,987,953
4.625%, 11/15/55 (a)	1,000,000	951,563
4.750%, 02/15/41	1,900,000	1,900,297
4.750%, 11/15/43	5,800,000	5,706,656
4.750%, 02/15/45 (a)	2,200,000	2,152,563
4.750%, 11/15/53	9,800,000	9,481,500
4.750%, 08/15/55 (a)	3,000,000	2,911,875
4.750%, 02/15/56 (a)	12,300,000	11,952,141
4.875%, 08/15/45	900,000	893,391
5.000%, 05/15/45	4,000,000	4,035,625
5.250%, 02/15/29 (a)	750,000	770,156
6.250%, 05/15/30 (a)	2,500,000	2,679,102
U.S. Treasury Notes
0.375%, 07/31/27	3,100,000	2,977,574
0.375%, 09/30/27	6,300,000	6,013,301
See accompanying notes to financial statements.
BHFTII-238

Brighthouse Funds Trust II
MetLife Aggregate Bond Index Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
U.S. Treasury & Government Agencies—(Continued)
Security Description	Principal Amount*	Value
U.S. Treasury—(Continued)
U.S. Treasury Notes
0.500%, 10/31/27	3,800,000	$3,621,281
0.625%, 11/30/27 (a)	7,000,000	6,662,852
0.625%, 12/31/27 (a)	7,200,000	6,832,969
0.625%, 05/15/30 (a)	8,000,000	6,989,375
0.625%, 08/15/30 (a)	13,800,000	11,951,016
0.750%, 01/31/28 (a)	2,000,000	1,895,859
0.875%, 11/15/30 (a)	7,700,000	6,685,766
1.000%, 07/31/28	4,000,000	3,750,313
1.125%, 02/29/28	1,200,000	1,141,828
1.125%, 08/31/28	6,000,000	5,625,469
1.125%, 02/15/31 (a)	7,500,000	6,544,336
1.250%, 03/31/28	5,100,000	4,851,375
1.250%, 04/30/28	6,000,000	5,694,609
1.250%, 05/31/28 (a)	3,400,000	3,219,508
1.250%, 06/30/28	5,900,000	5,573,656
1.250%, 09/30/28	6,000,000	5,627,344
1.250%, 08/15/31 (a)	21,800,000	18,839,969
1.375%, 10/31/28	3,300,000	3,096,844
1.375%, 11/15/31	19,900,000	17,187,070
1.500%, 11/30/28 (a)	14,200,000	13,338,016
1.500%, 02/15/30 (a)	8,300,000	7,560,781
1.625%, 08/15/29 (a)	7,900,000	7,321,078
1.625%, 05/15/31 (a)	13,200,000	11,710,875
1.750%, 01/31/29 (a)	5,000,000	4,705,859
1.875%, 02/28/29 (a)	2,100,000	1,979,742
1.875%, 02/15/32	9,200,000	8,115,406
2.250%, 08/15/27	6,100,000	5,973,711
2.250%, 11/15/27 (a)	2,600,000	2,534,086
2.375%, 03/31/29	4,200,000	4,006,734
2.375%, 05/15/29	6,800,000	6,474,875
2.625%, 02/15/29 (a)	8,300,000	7,984,211
2.750%, 07/31/27 (a)	15,600,000	15,371,484
2.750%, 02/15/28	6,000,000	5,866,875
2.750%, 05/31/29 (a)	13,800,000	13,269,562
2.750%, 08/15/32 (a)	8,700,000	7,989,727
2.875%, 05/15/28	5,900,000	5,763,562
2.875%, 08/15/28 (a)	6,000,000	5,843,906
2.875%, 05/15/32	10,500,000	9,747,773
3.125%, 11/15/28	8,000,000	7,813,125
3.125%, 08/31/29	5,300,000	5,136,859
3.375%, 09/15/27	15,400,000	15,259,836
3.375%, 11/30/27	10,000,000	9,892,578
3.375%, 05/15/33 (a)	7,300,000	6,895,078
3.500%, 10/31/27 (a)	10,000,000	9,914,062
3.500%, 01/31/28	4,000,000	3,958,750
3.500%, 04/30/28	12,300,000	12,155,379
3.500%, 01/15/29 (a)	1,000,000	983,984
3.500%, 02/15/29	25,200,000	24,784,594
3.500%, 03/15/29 (a)	4,000,000	3,933,125
3.500%, 09/30/29	8,500,000	8,328,008
3.500%, 01/31/30 (a)	11,300,000	11,045,750
3.500%, 04/30/30 (a)	8,300,000	8,098,984
3.500%, 11/30/30	7,200,000	6,998,063
3.500%, 02/15/33	10,700,000	10,209,305
3.625%, 03/31/28 (a)	6,200,000	6,143,086
Security Description	Principal Amount*	Value
U.S. Treasury—(Continued)
U.S. Treasury Notes
3.625%, 08/15/28	7,000,000	$6,923,437
3.625%, 08/31/29	12,000,000	11,808,750
3.625%, 03/31/30	5,200,000	5,099,250
3.625%, 09/30/30 (a)	6,000,000	5,867,344
3.750%, 08/15/27	15,200,000	15,135,281
3.750%, 04/15/28 (a)	15,100,000	14,991,469
3.750%, 05/15/28	7,000,000	6,948,320
3.750%, 12/31/28	15,300,000	15,148,195
3.750%, 12/31/30	11,400,000	11,187,141
3.750%, 01/31/31	11,900,000	11,675,945
3.750%, 08/31/31	10,000,000	9,781,250
3.750%, 11/30/32 (a)	4,000,000	3,880,313
3.875%, 07/31/27	9,900,000	9,872,156
3.875%, 10/15/27	15,200,000	15,144,781
3.875%, 11/30/27 (a)	4,000,000	3,984,219
3.875%, 12/31/27	500,000	497,891
3.875%, 03/15/28 (a)	12,900,000	12,838,523
3.875%, 03/31/28 (a)	25,000,000	24,877,930
3.875%, 06/15/28	4,000,000	3,978,438
3.875%, 05/15/29 (a)	2,000,000	1,984,844
3.875%, 09/30/29	4,900,000	4,855,977
3.875%, 12/31/29	8,200,000	8,118,641
3.875%, 04/30/30	11,900,000	11,770,773
3.875%, 06/30/30	8,000,000	7,907,500
3.875%, 03/31/31 (a)	3,000,000	2,957,813
3.875%, 08/15/33 (a)	19,900,000	19,351,195
3.875%, 08/15/34	14,000,000	13,523,125
4.000%, 12/15/27 (a)	8,100,000	8,081,016
4.000%, 02/29/28 (a)	12,100,000	12,067,859
4.000%, 06/30/28 (a)	3,000,000	2,990,742
4.000%, 01/31/29	8,200,000	8,165,406
4.000%, 07/31/29	5,900,000	5,872,805
4.000%, 10/31/29 (a)	5,000,000	4,972,656
4.000%, 02/28/30	2,000,000	1,987,969
4.000%, 03/31/30	4,000,000	3,974,375
4.000%, 05/31/30 (a)	4,900,000	4,866,695
4.000%, 07/31/30 (a)	14,900,000	14,791,742
4.000%, 01/31/31	11,200,000	11,102,875
4.000%, 04/30/32	17,800,000	17,566,375
4.000%, 07/31/32	1,000,000	985,625
4.000%, 01/31/33	31,200,000	30,671,063
4.000%, 02/15/34	8,300,000	8,109,359
4.000%, 11/15/35 (a)	14,100,000	13,639,547
4.125%, 09/30/27	4,000,000	3,998,438
4.125%, 10/31/27	5,900,000	5,896,312
4.125%, 11/15/27	15,100,000	15,090,562
4.125%, 07/31/28	12,100,000	12,090,547
4.125%, 03/31/29	13,100,000	13,085,672
4.125%, 10/31/29	14,000,000	13,978,125
4.125%, 08/31/30 (a)	4,100,000	4,088,469
4.125%, 07/31/31	3,100,000	3,087,164
4.125%, 10/31/31	11,200,000	11,144,875
4.125%, 02/29/32	16,100,000	16,003,149
4.125%, 11/15/32 (a)	15,200,000	15,064,625
4.125%, 02/15/36 (a)	13,600,000	13,272,750
See accompanying notes to financial statements.
BHFTII-239

Brighthouse Funds Trust II
MetLife Aggregate Bond Index Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
U.S. Treasury & Government Agencies—(Continued)
Security Description	Principal Amount*	Value
U.S. Treasury—(Continued)
U.S. Treasury Notes
4.250%, 02/15/28 (a)	9,800,000	$9,811,102
4.250%, 02/28/29 (a)	15,000,000	15,031,641
4.250%, 06/30/29	2,000,000	2,004,688
4.250%, 01/31/30	12,900,000	12,928,219
4.250%, 02/28/31	6,000,000	6,010,781
4.250%, 06/30/31	11,100,000	11,116,477
4.250%, 11/15/34 (a)	14,300,000	14,161,469
4.250%, 05/15/35	17,100,000	16,899,609
4.250%, 08/15/35 (a)	13,500,000	13,329,141
4.375%, 07/15/27 (a)	5,900,000	5,914,750
4.375%, 08/31/28 (a)	7,100,000	7,129,953
4.375%, 11/30/28	2,000,000	2,009,219
4.375%, 12/31/29	8,000,000	8,051,250
4.375%, 11/30/30	3,000,000	3,020,391
4.375%, 01/31/32	6,900,000	6,944,742
4.375%, 05/15/34	16,000,000	16,005,000
4.375%, 05/15/36 (a)	4,000,000	3,979,375
4.500%, 12/31/31	3,900,000	3,949,969
4.500%, 11/15/33	13,700,000	13,838,070
4.625%, 09/30/28 (a)	5,800,000	5,856,187
4.625%, 04/30/29	14,800,000	14,978,062
4.625%, 09/30/30	4,000,000	4,065,313
4.625%, 04/30/31	10,800,000	10,993,219
4.625%, 05/31/31	10,800,000	10,994,062
4.625%, 02/15/35 (a)	10,300,000	10,464,156
4.875%, 10/31/28 (a)	11,800,000	11,982,531
4.875%, 10/31/30	4,800,000	4,926,375
		1,544,632,899
Total U.S. Treasury & Government Agencies (Cost $1,623,786,700)		1,559,755,224

Corporate Bonds & Notes—25.3%
Aerospace/Defense — 0.5%
Boeing Co.
5.150%, 05/01/30 (a)	2,300,000	2,327,876
5.930%, 05/01/60	1,100,000	1,083,654
6.858%, 05/01/54 (a)	900,000	1,011,267
GE Capital International Funding Co. Unlimited Co.
4.418%, 11/15/35	459,000	437,831
General Dynamics Corp.
4.950%, 08/15/35 (a)	1,000,000	1,001,170
General Electric Co.
7.500%, 08/21/35	100,000	117,733
Honeywell Aerospace, Inc.
4.950%, 03/16/36 (144A)	2,000,000	1,969,520
Lockheed Martin Corp.
4.090%, 09/15/52 (a)	954,000	751,781
5.000%, 08/15/35	1,000,000	1,003,350
Northrop Grumman Corp.
3.250%, 01/15/28 (a)	1,100,000	1,080,948
Northrop Grumman Systems Corp.
7.750%, 02/15/31 (a)	515,000	579,148
Security Description	Principal Amount*	Value

Aerospace/Defense—(Continued)
RTX Corp.
3.125%, 05/04/27 (a)	1,000,000	$989,800
4.500%, 06/01/42	1,645,000	1,471,979
6.100%, 03/15/34 (a)	1,800,000	1,931,202
7.500%, 09/15/29	200,000	217,028
		15,974,287
Agriculture — 0.3%
Altria Group, Inc.
5.950%, 02/14/49 (a)	1,200,000	1,178,400
BAT Capital Corp.
4.390%, 08/15/37 (a)	1,300,000	1,188,525
5.350%, 08/15/32 (a)	1,000,000	1,023,460
Bunge Ltd. Finance Corp.
5.150%, 03/19/36 (a)	1,000,000	993,110
Philip Morris International, Inc.
4.875%, 11/15/43 (a)	1,100,000	1,001,275
5.250%, 02/13/34 (a)	4,000,000	4,065,560
		9,450,330
Airlines — 0.1%
Southwest Airlines Co.
5.125%, 06/15/27 (a)	1,000,000	1,004,090
United Airlines Pass-Through Trust
5.875%, 08/15/38	939,745	942,029
		1,946,119
Apparel — 0.0%
NIKE, Inc.
2.750%, 03/27/27	1,000,000	988,830
Auto Manufacturers — 0.5%
American Honda Finance Corp.
2.250%, 01/12/29 (a)	1,000,000	942,620
5.200%, 03/05/35 (a)	1,000,000	993,710
Cummins, Inc.
5.300%, 05/09/35 (a)	1,000,000	1,019,690
Ford Motor Co.
3.250%, 02/12/32	1,100,000	969,100
Ford Motor Credit Co. LLC
6.500%, 02/07/35	1,000,000	1,024,200
6.800%, 05/12/28 (a)	2,500,000	2,571,675
General Motors Co.
5.200%, 04/01/45 (a)	2,500,000	2,217,125
General Motors Financial Co., Inc.
5.100%, 09/15/31	1,000,000	1,001,760
5.450%, 01/08/36 (a)	1,000,000	995,730
5.950%, 04/04/34	1,000,000	1,035,070
Mercedes-Benz Finance North America LLC
8.500%, 01/18/31 (a)	550,000	630,052
PACCAR Financial Corp.
4.550%, 03/03/28 (a)	1,000,000	1,003,510
Toyota Motor Credit Corp.
3.375%, 04/01/30	2,600,000	2,490,254
See accompanying notes to financial statements.
BHFTII-240

Brighthouse Funds Trust II
MetLife Aggregate Bond Index Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Auto Manufacturers—(Continued)
Toyota Motor Credit Corp.
4.650%, 01/05/29 (a)	1,000,000	$1,004,060
		17,898,556
Banks — 5.3%
Banco Santander SA
4.379%, 04/12/28	2,200,000	2,191,046
5.439%, 07/15/31	2,000,000	2,052,100
Bank of America Corp.
2.687%, SOFR + 1.320%, 04/22/32 (b)	2,000,000	1,811,840
4.083%, 3M TSFR + 3.412%, 03/20/51 (a) (b)	6,500,000	5,145,920
4.456%, SOFR + 0.870%, 02/06/32 (b)	3,000,000	2,946,810
5.015%, SOFR + 2.160%, 07/22/33 (a) (b)	3,100,000	3,104,433
5.045%, SOFR + 1.130%, 02/06/37 (b)	1,000,000	984,790
5.288%, SOFR + 1.910%, 04/25/34 (b)	2,400,000	2,432,352
5.875%, 02/07/42 (a)	1,500,000	1,556,715
Bank of Montreal
4.350%, SOFR + 1.080%, 09/22/31 (a) (b)	1,500,000	1,475,925
Bank of New York Mellon Corp.
4.942%, SOFR + 0.887%, 02/11/31 (a) (b)	2,000,000	2,017,540
Bank of Nova Scotia
4.850%, 02/01/30 (a)	1,000,000	1,006,200
4.932%, SOFR + 0.890%, 02/14/29 (a) (b)	1,000,000	1,004,950
Barclays PLC
5.501%, 1Y H15 + 2.650%, 08/09/28 (a) (b)	2,000,000	2,017,780
6.224%, SOFR + 2.980%, 05/09/34 (b)	2,000,000	2,103,560
Canadian Imperial Bank of Commerce
5.245%, SOFR + 1.105%, 01/13/31 (b)	2,000,000	2,029,360
Citigroup, Inc.
2.572%, SOFR + 2.107%, 06/03/31 (a) (b)	2,500,000	2,296,700
4.412%, SOFR + 3.914%, 03/31/31 (a) (b)	2,900,000	2,858,472
5.174%, SOFR + 1.364%, 02/13/30 (a) (b)	7,000,000	7,074,340
Cooperatieve Rabobank UA
5.750%, 12/01/43 (a)	1,200,000	1,188,660
Deutsche Bank AG
4.950%, SOFR + 1.300%, 08/04/31 (b)	1,500,000	1,494,855
5.297%, SOFR + 1.720%, 05/09/31 (b)	1,000,000	1,010,100
Goldman Sachs Group, Inc.
4.223%, 3M TSFR + 1.563%, 05/01/29 (b)	1,900,000	1,883,147
5.016%, SOFR + 1.420%, 10/23/35 (a) (b)	5,400,000	5,303,664
5.541%, SOFR + 1.320%, 01/21/47 (b)	3,100,000	2,996,057
6.125%, 02/15/33 (a)	2,075,000	2,224,379
HSBC Holdings PLC
3.973%, 3M TSFR + 1.872%, 05/22/30 (b)	2,000,000	1,951,260
5.130%, SOFR + 1.040%, 11/19/28 (b)	6,000,000	6,039,780
6.500%, 09/15/37	1,205,000	1,302,461
Huntington Bancshares, Inc.
5.709%, SOFR + 1.870%, 02/02/35 (a) (b)	1,000,000	1,023,350
ING Groep NV
5.550%, SOFR + 1.770%, 03/19/35 (a) (b)	2,000,000	2,037,160
JPMorgan Chase & Co.
1.953%, SOFR + 1.065%, 02/04/32 (b)	2,100,000	1,848,588
2.522%, SOFR + 2.040%, 04/22/31 (a) (b)	2,000,000	1,843,720
3.157%, 3M TSFR + 1.460%, 04/22/42 (a) (b)	4,900,000	3,726,646
3.882%, 3M TSFR + 1.622%, 07/24/38 (b)	1,000,000	883,720
3.964%, 3M TSFR + 1.642%, 11/15/48 (b)	2,400,000	1,889,448
Security Description	Principal Amount*	Value

Banks—(Continued)
JPMorgan Chase & Co.
4.347%, SOFR + 0.840%, 01/22/32 (a) (b)	3,000,000	$2,938,470
5.103%, SOFR + 1.435%, 04/22/31 (b)	1,500,000	1,517,115
5.350%, SOFR + 1.845%, 06/01/34 (a) (b)	2,900,000	2,949,184
5.534%, SOFR + 1.550%, 11/29/45 (a) (b)	2,000,000	1,983,420
Kreditanstalt fuer Wiederaufbau
1.750%, 09/14/29 (a)	2,000,000	1,855,500
3.750%, 02/15/28	2,000,000	1,987,440
3.750%, 07/15/30 (a)	1,000,000	983,250
4.375%, 03/01/27	1,500,000	1,503,030
Landwirtschaftliche Rentenbank
3.875%, 09/28/27	1,000,000	996,080
Lloyds Banking Group PLC
3.574%, 11/07/28 (a)	1,800,000	1,776,204
5.590%, 1Y H15 + 1.200%, 11/26/35 (a) (b)	2,000,000	2,041,100
Mitsubishi UFJ Financial Group, Inc.
5.133%, 1Y H15 + 2.125%, 07/20/33 (a) (b)	2,000,000	2,007,480
5.574%, 1Y H15 + 0.950%, 01/16/36 (a) (b)	2,000,000	2,044,080
Mizuho Financial Group, Inc.
4.018%, 03/05/28 (a)	1,800,000	1,786,392
5.098%, 1Y H15 + 0.820%, 05/13/31 (a) (b)	2,000,000	2,016,300
Morgan Stanley
4.300%, 01/27/45	1,900,000	1,601,358
5.230%, SOFR + 1.108%, 01/15/31 (b)	1,500,000	1,517,100
5.942%, 5Y H15 + 1.800%, 02/07/39 (b)	4,700,000	4,849,507
7.250%, 04/01/32 (a)	1,850,000	2,084,358
Morgan Stanley Bank NA
5.504%, SOFR + 0.865%, 05/26/28 (b)	8,000,000	8,068,400
National Australia Bank Ltd.
4.901%, 01/14/30 (a)	1,000,000	1,014,200
NatWest Group PLC
4.964%, 1Y H15 + 1.220%, 08/15/30 (a) (b)	2,000,000	2,006,500
Oesterreichische Kontrollbank AG
4.125%, 01/18/29 (a)	500,000	499,070
PNC Financial Services Group, Inc.
5.492%, SOFR + 1.198%, 05/14/30 (b)	1,900,000	1,940,527
5.582%, SOFR + 1.841%, 06/12/29 (a) (b)	2,000,000	2,036,440
Royal Bank of Canada
4.522%, SOFR + 0.860%, 10/18/28 (a) (b)	1,000,000	1,000,060
4.969%, SOFR + 1.100%, 08/02/30 (a) (b)	2,000,000	2,014,860
Santander Holdings USA, Inc.
5.741%, SOFR + 1.878%, 03/20/31 (a) (b)	1,000,000	1,021,170
State Street Corp.
5.146%, SOFR + 1.217%, 02/28/36 (a) (b)	1,500,000	1,501,485
5.684%, SOFR + 1.484%, 11/21/29 (a) (b)	1,000,000	1,025,790
Sumitomo Mitsui Financial Group, Inc.
4.494%, SOFR + 1.020%, 01/15/32 (b)	3,000,000	2,943,570
5.632%, 01/15/35	2,800,000	2,886,604
Toronto-Dominion Bank
4.994%, 04/05/29 (a)	4,000,000	4,042,720
Truist Financial Corp.
5.435%, SOFR + 1.620%, 01/24/30 (a) (b)	2,900,000	2,948,923
U.S. Bancorp
5.678%, SOFR + 1.860%, 01/23/35 (a) (b)	2,000,000	2,064,800
5.775%, SOFR + 2.020%, 06/12/29 (a) (b)	2,000,000	2,042,360
See accompanying notes to financial statements.
BHFTII-241

Brighthouse Funds Trust II
MetLife Aggregate Bond Index Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Banks—(Continued)
Wells Fargo & Co.
2.879%, 3M TSFR + 1.432%, 10/30/30 (b)	2,400,000	$2,259,360
5.499%, SOFR + 1.780%, 01/23/35 (a) (b)	8,000,000	8,157,440
5.557%, SOFR + 1.990%, 07/25/34 (a) (b)	1,500,000	1,536,645
Westpac Banking Corp.
2.668%, 5Y H15 + 1.750%, 11/15/35 (a) (b)	1,700,000	1,532,176
5.618%, 1Y H15 + 1.200%, 11/20/35 (a) (b)	2,000,000	2,016,140
		177,754,436
Beverages — 0.5%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
4.700%, 02/01/36 (a)	1,000,000	973,260
Anheuser-Busch InBev Worldwide, Inc.
4.439%, 10/06/48	1,165,000	985,939
5.550%, 01/23/49 (a)	1,900,000	1,868,840
Coca-Cola Co.
1.650%, 06/01/30 (a)	2,400,000	2,165,160
5.300%, 05/13/54 (a)	1,000,000	965,110
Constellation Brands, Inc.
4.800%, 01/15/29	2,000,000	2,005,220
Diageo Capital PLC
2.375%, 10/24/29	1,400,000	1,304,842
Keurig Dr. Pepper, Inc.
4.597%, 05/25/28 (a)	1,200,000	1,198,848
PepsiCo, Inc.
2.750%, 03/19/30 (a)	800,000	753,720
4.450%, 04/14/46 (a)	1,300,000	1,132,014
4.500%, 07/17/29	2,000,000	2,006,500
		15,359,453
Biotechnology — 0.2%
Amgen, Inc.
2.000%, 01/15/32 (a)	1,600,000	1,381,984
4.663%, 06/15/51	1,000,000	848,700
5.500%, 02/19/46 (a)	1,000,000	969,400
5.600%, 03/02/43 (a)	1,000,000	993,970
5.650%, 03/02/53	1,000,000	973,230
Gilead Sciences, Inc.
5.600%, 11/15/64 (a)	2,000,000	1,967,160
		7,134,444
Building Materials — 0.1%
Carrier Global Corp.
5.900%, 03/15/34	900,000	949,050
CRH SMW Finance DAC
5.125%, 01/09/30	1,000,000	1,013,110
Martin Marietta Materials, Inc.
5.150%, 12/01/34 (a)	1,000,000	1,000,330
Owens Corning
5.700%, 06/15/34 (a)	1,000,000	1,033,150
Trane Technologies Financing Ltd.
3.800%, 03/21/29	1,000,000	982,780
		4,978,420
Security Description	Principal Amount*	Value

Chemicals — 0.2%
Dow Chemical Co.
4.375%, 11/15/42 (a)	1,000,000	$806,730
5.150%, 02/15/34 (a)	2,000,000	1,961,040
DuPont de Nemours, Inc.
5.419%, 11/15/48 (a)	211,000	198,806
LyondellBasell Industries NV
4.625%, 02/26/55	1,400,000	1,067,920
Nutrien Ltd.
4.200%, 04/01/29 (a)	1,000,000	989,580
Sherwin-Williams Co.
3.450%, 06/01/27	1,000,000	991,070
4.500%, 06/01/47	1,500,000	1,261,545
Westlake Corp.
3.125%, 08/15/51	500,000	306,955
		7,583,646
Commercial Services — 0.2%
Global Payments, Inc.
2.900%, 05/15/30	900,000	826,101
Massachusetts Institute of Technology
2.294%, 07/01/51	1,200,000	682,380
PayPal Holdings, Inc.
2.850%, 10/01/29 (a)	2,000,000	1,887,260
President & Fellows of Harvard College
4.609%, 02/15/35	1,000,000	992,250
Quanta Services, Inc.
5.250%, 08/09/34	1,000,000	1,011,560
S&P Global, Inc.
2.300%, 08/15/60	800,000	393,048
Yale University
2.402%, 04/15/50	2,000,000	1,202,580
		6,995,179
Computers — 0.5%
Accenture Capital, Inc.
4.500%, 10/04/34 (a)	2,100,000	2,014,446
Apple, Inc.
1.650%, 02/08/31 (a)	2,900,000	2,574,794
2.550%, 08/20/60	1,000,000	536,830
2.650%, 02/08/51	1,500,000	911,220
3.350%, 08/08/32 (a)	2,300,000	2,171,821
4.650%, 02/23/46	1,000,000	894,860
Dell International LLC/EMC Corp.
5.100%, 02/15/36 (a)	500,000	492,755
5.300%, 10/01/29	1,800,000	1,830,096
Hewlett Packard Enterprise Co.
5.600%, 10/15/54 (a)	1,000,000	927,940
HP, Inc.
4.000%, 04/15/29	1,000,000	980,460
IBM International Capital Pte. Ltd.
4.900%, 02/05/34 (a)	2,000,000	1,976,520
International Business Machines Corp.
4.000%, 06/20/42	1,200,000	981,276
		16,293,018
See accompanying notes to financial statements.
BHFTII-242

Brighthouse Funds Trust II
MetLife Aggregate Bond Index Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Cosmetics/Personal Care — 0.1%
Estee Lauder Cos., Inc.
1.950%, 03/15/31 (a)	1,100,000	$972,323
Haleon U.S. Capital LLC
3.625%, 03/24/32	300,000	280,803
Kenvue, Inc.
5.050%, 03/22/53 (a)	400,000	365,296
Procter & Gamble Co.
3.550%, 03/25/40 (a)	900,000	768,438
4.550%, 01/29/34 (a)	1,000,000	996,260
Unilever Capital Corp.
2.900%, 05/05/27	1,500,000	1,484,310
		4,867,430
Diversified Financial Services — 0.9%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.300%, 01/30/32	1,000,000	915,350
3.650%, 07/21/27	1,900,000	1,885,275
5.375%, 12/15/31 (a)	1,000,000	1,016,870
American Express Co.
3.300%, 05/03/27	3,000,000	2,975,940
5.442%, SOFR + 1.320%, 01/30/36 (a) (b)	1,000,000	1,020,230
Blackrock, Inc.
4.750%, 05/25/33 (a)	1,000,000	1,002,310
Brookfield Capital Finance LLC
6.087%, 06/14/33 (a)	500,000	523,570
Brookfield Finance, Inc.
3.900%, 01/25/28 (a)	1,000,000	988,660
Capital One Financial Corp.
3.800%, 01/31/28 (a)	1,800,000	1,778,166
5.463%, SOFR + 1.560%, 07/26/30 (a) (b)	1,500,000	1,524,795
Charles Schwab Corp.
4.625%, 03/22/30	900,000	905,004
5.643%, SOFR + 2.210%, 05/19/29 (a) (b)	500,000	509,625
5.853%, SOFR + 2.500%, 05/19/34 (a) (b)	1,400,000	1,462,552
Intercontinental Exchange, Inc.
3.000%, 06/15/50	1,000,000	651,420
4.200%, 03/15/31 (a)	2,000,000	1,959,940
Jefferies Financial Group, Inc.
5.875%, 07/21/28 (a)	1,000,000	1,019,480
Mastercard, Inc.
3.350%, 03/26/30 (a)	1,700,000	1,635,026
Nasdaq, Inc.
3.950%, 03/07/52	700,000	525,777
Nomura Holdings, Inc.
2.679%, 07/16/30	1,000,000	916,690
6.070%, 07/12/28 (a)	1,000,000	1,025,480
ORIX Corp.
5.400%, 02/25/35 (a)	1,000,000	1,011,180
Private Export Funding Corp.
1.400%, 07/15/28	500,000	470,520
Raymond James Financial, Inc.
4.900%, 09/11/35 (a)	1,000,000	974,910
Visa, Inc.
1.100%, 02/15/31 (a)	3,100,000	2,681,810
Security Description	Principal Amount*	Value

Diversified Financial Services—(Continued)
Voya Financial, Inc.
4.700%, 01/23/48 (a)	1,000,000	$982,840
		30,363,420
Electric — 2.3%
Appalachian Power Co.
3.700%, 05/01/50	900,000	647,802
Arizona Public Service Co.
5.100%, 03/15/36	1,000,000	983,700
CenterPoint Energy Houston Electric LLC
4.500%, 04/01/44	1,300,000	1,138,254
CMS Energy Corp.
4.750%, 5Y H15 + 4.116%, 06/01/50 (a) (b)	1,500,000	1,468,665
Commonwealth Edison Co.
3.000%, 03/01/50	900,000	584,433
4.550%, 06/01/31	1,000,000	993,650
5.950%, 06/01/55 (a)	1,000,000	1,018,000
Connecticut Light & Power Co.
4.000%, 04/01/48 (a)	1,000,000	794,100
Consolidated Edison Co. of New York, Inc.
3.950%, 03/01/43	2,070,000	1,676,803
Constellation Energy Generation LLC
5.600%, 03/01/28 (a)	1,000,000	1,015,560
Dominion Energy, Inc.
4.600%, 03/15/49	800,000	667,560
DTE Electric Co.
3.700%, 03/15/45	1,000,000	776,910
Duke Energy Carolinas LLC
3.550%, 03/15/52	1,000,000	709,460
5.150%, 06/15/36	1,000,000	1,000,800
5.300%, 02/15/40	2,000,000	1,981,700
Duke Energy Corp.
6.450%, 5Y H15 + 2.588%, 09/01/54 (a) (b)	3,900,000	4,041,921
Entergy Louisiana LLC
4.000%, 03/15/33 (a)	1,000,000	944,720
5.800%, 03/15/55	1,000,000	999,760
Evergy, Inc.
2.900%, 09/15/29 (a)	500,000	473,410
Exelon Corp.
5.600%, 03/15/53 (a)	1,000,000	956,920
5.625%, 06/15/35 (a)	500,000	511,890
FirstEnergy Transmission LLC
4.750%, 01/15/33 (a)	1,000,000	979,970
Florida Power & Light Co.
5.950%, 02/01/38	1,700,000	1,799,314
Georgia Power Co.
4.300%, 03/15/42 (a)	2,000,000	1,737,840
Indiana Michigan Power Co.
5.625%, 04/01/53 (a)	2,500,000	2,455,025
Interstate Power & Light Co.
5.600%, 06/29/35 (a)	1,000,000	1,025,890
Louisville Gas & Electric Co.
4.250%, 04/01/49	800,000	646,688
MidAmerican Energy Co.
3.650%, 04/15/29 (a)	1,700,000	1,662,430
4.250%, 07/15/49	2,700,000	2,186,217
See accompanying notes to financial statements.
BHFTII-243

Brighthouse Funds Trust II
MetLife Aggregate Bond Index Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Electric—(Continued)
National Rural Utilities Cooperative Finance Corp.
2.400%, 03/15/30 (a)	1,800,000	$1,659,114
NextEra Energy Capital Holdings, Inc.
4.900%, 03/15/29 (a)	6,000,000	6,051,540
5.550%, 03/15/54 (a)	1,000,000	948,490
Northern States Power Co.
2.600%, 06/01/51	1,700,000	1,036,048
6.250%, 06/01/36	1,200,000	1,298,568
NSTAR Electric Co.
5.200%, 03/01/35	1,500,000	1,511,025
Oncor Electric Delivery Co. LLC
3.100%, 09/15/49	900,000	591,642
5.350%, 04/01/35 (a)	1,000,000	1,017,530
Pacific Gas & Electric Co.
2.500%, 02/01/31 (a)	3,000,000	2,693,010
5.900%, 10/01/54 (a)	2,500,000	2,359,300
PG&E Recovery Funding LLC
5.529%, 06/01/51	1,100,000	1,094,357
PG&E Wildfire Recovery Funding LLC
4.722%, 06/01/39 (a)	160,000	157,514
5.212%, 12/01/49	500,000	473,325
Public Service Electric & Gas Co.
1.900%, 08/15/31 (a)	1,600,000	1,399,344
4.900%, 08/15/35 (a)	1,000,000	990,280
Puget Sound Energy, Inc.
5.685%, 06/15/54	1,000,000	988,420
San Diego Gas & Electric Co.
5.950%, 03/15/56 (a)	1,000,000	1,014,510
Sempra
3.400%, 02/01/28	1,100,000	1,079,287
6.400%, 5Y H15 + 2.632%, 10/01/54 (b)	1,600,000	1,606,992
Southern California Edison Co.
3.650%, 03/01/28	900,000	885,114
4.000%, 04/01/47	1,000,000	745,360
5.450%, 03/01/35	1,000,000	1,002,080
Southern Co.
4.850%, 06/15/28 (a)	2,000,000	2,011,060
Southwestern Electric Power Co.
4.100%, 09/15/28 (a)	1,800,000	1,778,526
Union Electric Co.
3.500%, 03/15/29	1,800,000	1,753,938
Virginia Electric & Power Co.
5.550%, 08/15/54 (a)	5,600,000	5,415,704
Wisconsin Electric Power Co.
4.600%, 10/01/34 (a)	1,000,000	979,320
		78,420,790
Electrical Components & Equipment — 0.0%
Emerson Electric Co.
2.200%, 12/21/31 (a)	500,000	442,470
Electronics — 0.1%
Amphenol Corp.
4.625%, 02/15/36	1,000,000	965,710
Honeywell International, Inc.
5.000%, 03/01/35 (a)	2,000,000	2,004,620
Security Description	Principal Amount*	Value

Electronics—(Continued)
Honeywell International, Inc.
5.250%, 03/01/54 (a)	1,600,000	$1,535,376
		4,505,706
Environmental Control — 0.1%
Republic Services, Inc.
5.200%, 11/15/34 (a)	1,000,000	1,016,100
Waste Connections, Inc.
2.200%, 01/15/32	500,000	437,620
Waste Management, Inc.
3.150%, 11/15/27 (a)	1,800,000	1,772,496
		3,226,216
Food — 0.3%
Conagra Brands, Inc.
4.850%, 11/01/28 (a)	1,300,000	1,301,599
General Mills, Inc.
4.200%, 04/17/28 (a)	1,500,000	1,490,700
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings
6.500%, 12/01/52	2,400,000	2,423,856
Kraft Heinz Foods Co.
5.000%, 07/15/35 (a)	1,600,000	1,557,680
Kroger Co.
2.200%, 05/01/30 (a)	1,000,000	911,090
5.500%, 09/15/54 (a)	1,100,000	1,032,416
Sysco Corp.
6.600%, 04/01/50 (a)	900,000	957,528
Tyson Foods, Inc.
3.550%, 06/02/27	800,000	793,520
		10,468,389
Forest Products & Paper — 0.0%
International Paper Co.
4.400%, 08/15/47 (a)	800,000	638,920
Gas — 0.1%
Atmos Energy Corp.
1.500%, 01/15/31 (a)	1,100,000	960,212
NiSource, Inc.
4.800%, 02/15/44	1,500,000	1,329,975
Southern Co. Gas Capital Corp.
4.950%, 09/15/34	1,000,000	986,510
		3,276,697
Hand/Machine Tools — 0.1%
Stanley Black & Decker, Inc.
3.000%, 05/15/32	1,800,000	1,621,404
Healthcare-Products — 0.3%
Abbott Laboratories
4.750%, 11/30/36	1,300,000	1,268,878
5.500%, 03/15/56 (a)	2,000,000	1,961,000
Baxter International, Inc.
5.650%, 12/15/35 (a)	1,000,000	991,360
See accompanying notes to financial statements.
BHFTII-244

Brighthouse Funds Trust II
MetLife Aggregate Bond Index Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Healthcare-Products—(Continued)
DH Europe Finance II SARL
3.250%, 11/15/39	900,000	$722,556
GE HealthCare Technologies, Inc.
5.905%, 11/22/32 (a)	1,400,000	1,472,590
Medtronic, Inc.
4.625%, 03/15/45 (a)	933,000	835,912
Solventum Corp.
5.900%, 04/30/54 (a)	500,000	494,930
Stryker Corp.
5.200%, 02/10/35 (a)	1,000,000	1,010,680
Thermo Fisher Scientific, Inc.
5.086%, 08/10/33 (a)	2,000,000	2,025,740
		10,783,646
Healthcare-Services — 0.7%
Ascension Health
4.923%, 11/15/35	1,000,000	987,970
Cigna Group
2.375%, 03/15/31	1,500,000	1,350,510
5.250%, 02/15/34 (a)	2,000,000	2,022,200
6.125%, 11/15/41 (a)	313,000	327,238
CommonSpirit Health
3.910%, 10/01/50 (a)	500,000	371,645
5.205%, 12/01/31	2,000,000	2,024,200
Elevance Health, Inc.
5.700%, 02/15/55 (a)	1,000,000	970,990
5.850%, 01/15/36	1,800,000	1,874,088
HCA, Inc.
5.450%, 09/15/34 (a)	3,000,000	3,030,990
5.900%, 06/01/53	1,000,000	973,790
Humana, Inc.
4.875%, 04/01/30 (a)	800,000	798,496
Kaiser Foundation Hospitals
3.002%, 06/01/51	1,000,000	646,290
Laboratory Corp. of America Holdings
4.800%, 10/01/34	1,000,000	973,140
Quest Diagnostics, Inc.
5.000%, 12/15/34 (a)	1,000,000	993,170
UnitedHealth Group, Inc.
3.500%, 08/15/39	900,000	740,466
4.250%, 06/15/48 (a)	1,000,000	812,600
4.950%, 05/15/62 (a)	1,300,000	1,114,542
5.000%, 04/15/34 (a)	5,000,000	4,997,100
		25,009,425
Home Builders — 0.0%
Lennar Corp.
4.750%, 11/29/27 (a)	1,300,000	1,302,678
Household Products/Wares — 0.0%
Kimberly-Clark Corp.
3.100%, 03/26/30	1,100,000	1,045,759
Insurance — 0.7%
Allstate Corp.
1.450%, 12/15/30 (a)	1,100,000	956,692
Security Description	Principal Amount*	Value

Insurance—(Continued)
American International Group, Inc.
3.400%, 06/30/30 (a)	800,000	$760,648
Aon Corp./Aon Global Holdings PLC
5.350%, 02/28/33 (a)	1,000,000	1,019,870
Aon North America, Inc.
5.750%, 03/01/54 (a)	1,000,000	981,690
Arthur J Gallagher & Co.
5.450%, 07/15/34	1,000,000	1,013,010
Athene Holding Ltd.
6.250%, 04/01/54 (a)	1,100,000	1,012,616
Berkshire Hathaway Finance Corp.
4.200%, 08/15/48	1,700,000	1,392,113
Brown & Brown, Inc.
5.550%, 06/23/35 (a)	1,000,000	998,470
Chubb INA Holdings LLC
6.000%, 05/11/37 (a)	865,000	923,344
Corebridge Financial, Inc.
6.375%, 5Y H15 + 2.646%, 09/15/54 (a) (b)	1,000,000	998,160
Equitable Holdings, Inc.
5.000%, 04/20/48 (a)	1,100,000	961,444
Fairfax Financial Holdings Ltd.
4.625%, 04/29/30 (a)	2,000,000	1,987,920
Hartford Insurance Group, Inc.
6.100%, 10/01/41	780,000	819,609
Lincoln National Corp.
4.350%, 03/01/48 (a)	600,000	461,886
Marsh & McLennan Cos., Inc.
5.000%, 03/15/35 (a)	1,000,000	990,460
5.450%, 03/15/54 (a)	1,000,000	954,480
Principal Financial Group, Inc.
5.300%, 01/15/37	1,000,000	992,210
Progressive Corp.
4.950%, 06/15/33 (a)	1,000,000	1,007,060
Prudential Financial, Inc.
2.100%, 03/10/30	1,000,000	919,820
5.700%, 12/14/36 (a)	1,525,000	1,574,654
Travelers Cos., Inc.
3.050%, 06/08/51	800,000	523,480
Willis North America, Inc.
4.550%, 03/15/31	1,000,000	982,270
		22,231,906
Internet — 0.9%
Alibaba Group Holding Ltd.
4.200%, 12/06/47 (a)	1,400,000	1,149,554
Alphabet, Inc.
2.050%, 08/15/50	1,100,000	587,455
4.700%, 11/15/35	2,000,000	1,958,700
5.250%, 05/15/55 (a)	1,000,000	935,020
5.650%, 02/15/56 (a)	2,000,000	1,975,340
Amazon.com, Inc.
3.100%, 05/12/51	2,200,000	1,428,878
3.450%, 04/13/29 (a)	3,100,000	3,025,259
3.875%, 08/22/37 (a)	1,900,000	1,699,835
6.050%, 03/13/76	3,000,000	2,989,620
See accompanying notes to financial statements.
BHFTII-245

Brighthouse Funds Trust II
MetLife Aggregate Bond Index Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Internet—(Continued)
eBay, Inc.
3.600%, 06/05/27	500,000	$495,695
Expedia Group, Inc.
5.400%, 02/15/35 (a)	1,000,000	990,140
Meta Platforms, Inc.
4.750%, 08/15/34 (a)	2,000,000	1,962,920
4.950%, 05/15/33 (a)	1,500,000	1,499,310
5.250%, 05/15/36	3,000,000	2,978,130
5.750%, 11/15/65 (a)	2,500,000	2,245,050
Netflix, Inc.
4.900%, 08/15/34 (a)	2,000,000	1,994,600
Uber Technologies, Inc.
4.800%, 09/15/34 (a)	800,000	783,120
		28,698,626
Investment Companies — 0.2%
ARES Capital Corp.
5.875%, 03/01/29	2,500,000	2,520,150
ARES Strategic Income Fund
5.550%, 04/15/31 (a)	2,000,000	1,937,800
Blackstone Private Credit Fund
6.250%, 01/25/31	1,000,000	1,000,240
Blue Owl Credit Income Corp.
6.650%, 03/15/31 (a)	1,500,000	1,497,105
		6,955,295
Iron/Steel — 0.1%
Vale Overseas Ltd.
3.750%, 07/08/30 (a)	2,200,000	2,095,544
6.875%, 11/21/36 (a)	528,000	587,395
		2,682,939
Lodging — 0.1%
Hyatt Hotels Corp.
5.375%, 12/15/31 (a)	1,000,000	1,015,840
Marriott International, Inc.
2.850%, 04/15/31	1,100,000	1,010,559
Sands China Ltd.
5.400%, 08/08/28	1,000,000	1,006,720
		3,033,119
Machinery-Construction & Mining — 0.1%
Caterpillar, Inc.
3.803%, 08/15/42	2,100,000	1,742,034
Eaton Capital ULC
4.450%, 05/09/30	1,000,000	993,810
		2,735,844
Machinery-Diversified — 0.1%
John Deere Capital Corp.
2.000%, 06/17/31 (a)	1,000,000	885,530
4.375%, 04/15/31	1,000,000	989,760
4.850%, 06/11/29 (a)	2,000,000	2,025,340
Security Description	Principal Amount*	Value

Machinery-Diversified—(Continued)
Regal Rexnord Corp.
6.400%, 04/15/33 (a)	900,000	$955,161
		4,855,791
Media — 0.5%
Charter Communications Operating LLC/Charter Communications Operating Capital
3.850%, 04/01/61	2,300,000	1,345,109
6.100%, 06/01/29 (a)	2,000,000	2,048,360
6.484%, 10/23/45	900,000	826,740
6.700%, 12/01/55 (a)	1,000,000	952,560
Comcast Corp.
3.969%, 11/01/47	900,000	647,514
4.650%, 07/15/42 (a)	1,670,000	1,424,477
5.650%, 06/15/35 (a)	1,500,000	1,524,165
5.650%, 06/01/54 (a)	3,000,000	2,707,320
Time Warner Cable LLC
6.550%, 05/01/37	100,000	99,099
TWDC Enterprises 18 Corp.
2.950%, 06/15/27	1,000,000	987,660
Walt Disney Co.
3.600%, 01/13/51 (a)	1,000,000	729,790
4.700%, 03/23/50 (a)	2,300,000	2,013,443
6.550%, 03/15/33 (a)	950,000	1,049,997
		16,356,234
Mining — 0.2%
BHP Billiton Finance USA Ltd.
5.250%, 09/08/33 (a)	1,200,000	1,225,056
Freeport-McMoRan, Inc.
5.450%, 03/15/43 (a)	2,100,000	2,030,952
Newmont Corp.
6.250%, 10/01/39 (a)	1,000,000	1,057,880
Rio Tinto Alcan, Inc.
6.125%, 12/15/33	751,000	802,601
		5,116,489
Miscellaneous Manufacturing — 0.1%
3M Co.
2.875%, 10/15/27	1,700,000	1,667,479
4.000%, 09/14/48	900,000	707,958
Parker-Hannifin Corp.
3.250%, 06/14/29	900,000	868,797
		3,244,234
Multi-National — 1.3%
African Development Bank
3.500%, 09/18/29 (a)	2,000,000	1,957,300
Asian Development Bank
1.500%, 03/04/31	2,000,000	1,771,460
1.750%, 09/19/29	900,000	834,435
4.125%, 01/12/34	3,100,000	3,052,446
4.375%, 01/14/28	1,500,000	1,504,830
Asian Infrastructure Investment Bank
4.500%, 01/16/30	500,000	504,930
See accompanying notes to financial statements.
BHFTII-246

Brighthouse Funds Trust II
MetLife Aggregate Bond Index Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Multi-National—(Continued)
Corp. Andina de Fomento
5.000%, 01/22/30	1,000,000	$1,016,760
Council of Europe Development Bank
3.625%, 05/08/28	1,000,000	990,200
European Bank for Reconstruction & Development
4.125%, 01/25/29 (a)	1,000,000	998,480
European Investment Bank
3.625%, 07/15/30	1,000,000	978,620
3.875%, 06/15/28	1,500,000	1,491,900
4.000%, 02/15/29	5,100,000	5,077,968
4.375%, 10/10/31 (a)	1,000,000	1,006,400
4.500%, 03/14/30	1,000,000	1,010,300
4.875%, 02/15/36	1,100,000	1,136,102
Inter-American Development Bank
2.250%, 06/18/29	1,400,000	1,325,338
3.750%, 06/14/30	1,000,000	983,220
4.125%, 02/15/29	2,500,000	2,497,200
4.500%, 02/15/30	400,000	403,896
Inter-American Investment Corp.
4.250%, 02/14/29	500,000	500,150
International Bank for Reconstruction & Development
1.625%, 11/03/31	2,800,000	2,450,532
4.125%, 03/20/30	3,500,000	3,490,550
4.625%, 08/01/28	5,900,000	5,954,457
4.625%, 01/15/32	1,000,000	1,017,400
International Finance Corp.
4.500%, 01/21/28	1,000,000	1,004,930
Nordic Investment Bank
3.750%, 05/09/30	500,000	491,000
		43,450,804
Office/Business Equipment — 0.0%
CDW LLC/CDW Finance Corp.
4.250%, 04/01/28 (a)	1,100,000	1,087,603
Oil & Gas — 0.7%
BP Capital Markets America, Inc.
2.721%, 01/12/32	1,000,000	899,390
3.000%, 02/24/50	1,000,000	648,700
4.699%, 04/10/29 (a)	2,000,000	2,007,560
Canadian Natural Resources Ltd.
6.250%, 03/15/38 (a)	800,000	844,184
Chevron USA, Inc.
4.500%, 10/15/32 (a)	2,000,000	1,990,340
ConocoPhillips Co.
5.300%, 05/15/53 (a)	1,000,000	930,930
5.500%, 01/15/55 (a)	1,100,000	1,054,174
6.950%, 04/15/29	700,000	743,764
Devon Energy Corp.
5.750%, 09/15/54 (a)	1,400,000	1,348,956
Diamondback Energy, Inc.
5.750%, 04/18/54 (a)	1,000,000	972,110
Equinor ASA
3.625%, 04/06/40	600,000	500,472
Exxon Mobil Corp.
4.114%, 03/01/46	1,600,000	1,323,264
Security Description	Principal Amount*	Value

Oil & Gas—(Continued)
Exxon Mobil Corp.
4.227%, 03/19/40 (a)	1,000,000	$900,820
Occidental Petroleum Corp.
6.450%, 09/15/36	1,000,000	1,072,150
8.875%, 07/15/30 (a)	2,600,000	2,929,888
Phillips 66 Co.
4.875%, 11/15/44	1,000,000	890,630
4.950%, 03/15/35 (a)	2,600,000	2,561,546
Shell Finance U.S., Inc.
2.375%, 11/07/29 (a)	2,000,000	1,872,160
3.250%, 04/06/50 (a)	900,000	622,143
TotalEnergies Capital International SA
3.127%, 05/29/50	900,000	599,076
		24,712,257
Oil & Gas Services — 0.1%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.
4.486%, 05/01/30	1,000,000	993,530
Halliburton Co.
5.000%, 11/15/45 (a)	1,200,000	1,073,916
		2,067,446
Packaging & Containers — 0.1%
Sonoco Products Co.
4.600%, 09/01/29 (a)	1,100,000	1,093,279
WRKCo, Inc.
3.000%, 06/15/33 (a)	600,000	527,934
4.200%, 06/01/32 (a)	2,100,000	2,015,307
		3,636,520
Pharmaceuticals — 1.4%
AbbVie, Inc.
4.050%, 11/21/39	3,900,000	3,435,159
4.400%, 03/15/33 (a)	1,000,000	978,750
5.400%, 03/15/54 (a)	1,500,000	1,441,995
AstraZeneca Finance LLC
4.300%, 03/02/33 (a)	1,000,000	972,670
AstraZeneca PLC
4.000%, 09/18/42 (a)	1,200,000	1,017,828
Becton Dickinson & Co.
4.669%, 06/06/47 (a)	2,000,000	1,755,020
Bristol-Myers Squibb Co.
3.400%, 07/26/29	1,000,000	970,350
5.200%, 02/22/34	1,000,000	1,020,050
5.550%, 02/22/54 (a)	1,500,000	1,464,540
Cardinal Health, Inc.
3.410%, 06/15/27	800,000	792,616
Cencora, Inc.
5.150%, 02/15/35 (a)	2,000,000	1,997,120
CVS Health Corp.
4.300%, 03/25/28	544,000	541,204
4.780%, 03/25/38	1,500,000	1,406,160
5.050%, 03/25/48	1,500,000	1,324,755
5.125%, 07/20/45 (a)	900,000	814,842
6.000%, 06/01/44 (a)	2,000,000	2,015,280
See accompanying notes to financial statements.
BHFTII-247

Brighthouse Funds Trust II
MetLife Aggregate Bond Index Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Pharmaceuticals—(Continued)
Eli Lilly & Co.
4.600%, 08/14/34	1,000,000	$986,160
5.500%, 02/12/55 (a)	1,000,000	993,200
5.550%, 10/15/55 (a)	2,000,000	2,000,600
GlaxoSmithKline Capital, Inc.
3.875%, 05/15/28 (a)	1,000,000	992,830
4.875%, 04/15/35 (a)	1,000,000	990,960
Johnson & Johnson
3.700%, 03/01/46	1,000,000	798,670
5.950%, 08/15/37 (a)	910,000	997,615
Merck & Co., Inc.
3.400%, 03/07/29 (a)	4,000,000	3,901,720
6.550%, 09/15/37 (a)	1,000,000	1,126,990
Merck Sharp & Dohme LLC
5.950%, 12/01/28	300,000	310,653
Novartis Capital Corp.
2.200%, 08/14/30 (a)	1,900,000	1,737,740
4.900%, 03/18/36	2,000,000	1,988,080
Pfizer Investment Enterprises Pte. Ltd.
5.110%, 05/19/43	1,500,000	1,421,415
5.340%, 05/19/63	2,000,000	1,840,180
Pfizer, Inc.
3.600%, 09/15/28 (a)	2,100,000	2,069,739
Takeda U.S. Financing, Inc.
5.200%, 07/07/35 (a)	2,000,000	1,996,960
		46,101,851
Pipelines — 0.9%
Cheniere Energy Partners LP
5.750%, 08/15/34 (a)	1,000,000	1,031,030
El Paso Natural Gas Co. LLC
8.375%, 06/15/32	220,000	256,678
Enbridge, Inc.
5.450%, 03/27/36	1,000,000	1,010,190
5.950%, 04/05/54 (a)	1,500,000	1,505,490
Energy Transfer LP
5.150%, 03/15/45	2,600,000	2,315,820
6.050%, 09/01/54 (a)	3,500,000	3,400,705
Enterprise Products Operating LLC
3.200%, 02/15/52	1,100,000	727,716
5.200%, 01/15/36 (a)	1,000,000	1,003,380
5.550%, 02/16/55 (a)	1,000,000	968,600
Kinder Morgan Energy Partners LP
6.500%, 02/01/37	2,000,000	2,162,220
MPLX LP
4.000%, 03/15/28 (a)	3,600,000	3,565,296
5.200%, 03/01/47	1,000,000	900,330
ONEOK, Inc.
3.100%, 03/15/30 (a)	1,100,000	1,036,475
5.700%, 11/01/54 (a)	3,600,000	3,341,052
Targa Resources Corp.
6.150%, 03/01/29 (a)	2,400,000	2,485,488
TransCanada PipeLines Ltd.
6.200%, 10/15/37 (a)	1,800,000	1,912,662
Western Midstream Operating LP
4.050%, 02/01/30	1,100,000	1,066,131
Security Description	Principal Amount*	Value

Pipelines—(Continued)
Williams Cos., Inc.
3.750%, 06/15/27	1,500,000	$1,490,550
		30,179,813
Real Estate — 0.0%
CBRE Services, Inc.
4.900%, 01/15/33	1,000,000	985,260
Real Estate Investment Trusts — 0.8%
American Tower Corp.
3.800%, 08/15/29 (a)	1,000,000	975,140
5.900%, 11/15/33 (a)	900,000	938,961
AvalonBay Communities, Inc.
2.300%, 03/01/30 (a)	200,000	184,364
5.350%, 06/01/34	2,000,000	2,045,460
Boston Properties LP
5.750%, 01/15/35 (a)	2,000,000	2,020,820
Brixmor Operating Partnership LP
4.050%, 07/01/30 (a)	900,000	874,350
Crown Castle, Inc.
3.800%, 02/15/28 (a)	1,500,000	1,481,130
5.200%, 09/01/34 (a)	1,000,000	990,400
Digital Realty Trust LP
3.700%, 08/15/27 (a)	500,000	495,630
Equinix, Inc.
3.200%, 11/18/29 (a)	700,000	666,505
ERP Operating LP
3.000%, 07/01/29 (a)	1,000,000	955,730
Essex Portfolio LP
3.000%, 01/15/30	1,000,000	943,070
Extra Space Storage LP
5.400%, 02/01/34 (a)	2,000,000	2,018,340
GLP Capital LP/GLP Financing II, Inc.
5.625%, 09/15/34 (a)	1,000,000	991,510
Healthpeak OP LLC
3.500%, 07/15/29	900,000	868,671
Kimco Realty OP LLC
4.850%, 03/01/35	1,000,000	978,820
NNN REIT, Inc.
2.500%, 04/15/30	1,000,000	923,200
Prologis LP
3.375%, 12/15/27 (a)	500,000	493,625
4.750%, 01/15/31 (a)	1,000,000	1,005,190
5.000%, 03/15/34	1,000,000	996,170
Public Storage Operating Co.
3.094%, 09/15/27 (a)	500,000	492,955
Realty Income Corp.
5.125%, 02/15/34 (a)	1,000,000	1,003,960
5.125%, 04/15/35 (a)	1,000,000	999,820
Simon Property Group LP
5.125%, 10/01/35 (a)	1,000,000	1,000,690
Ventas Realty LP
5.625%, 07/01/34	2,000,000	2,053,360
Welltower OP LLC
3.850%, 06/15/32 (a)	1,100,000	1,045,627
		27,443,498
See accompanying notes to financial statements.
BHFTII-248

Brighthouse Funds Trust II
MetLife Aggregate Bond Index Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Retail — 0.6%
AutoZone, Inc.
5.400%, 07/15/34 (a)	1,000,000	$1,016,260
Costco Wholesale Corp.
1.375%, 06/20/27 (a)	2,100,000	2,044,980
Home Depot, Inc.
4.250%, 04/01/46	2,000,000	1,671,600
4.750%, 06/25/29 (a)	2,000,000	2,020,060
5.300%, 06/25/54 (a)	1,100,000	1,040,292
Lowe's Cos., Inc.
4.050%, 05/03/47	2,000,000	1,563,680
4.250%, 04/01/52 (a)	1,100,000	861,806
5.625%, 04/15/53 (a)	1,000,000	963,340
McDonald's Corp.
4.875%, 12/09/45 (a)	1,500,000	1,354,650
5.200%, 05/17/34	1,900,000	1,940,413
Starbucks Corp.
3.550%, 08/15/29 (a)	1,000,000	972,630
Target Corp.
2.650%, 09/15/30	1,400,000	1,296,694
Walmart, Inc.
1.800%, 09/22/31 (a)	3,600,000	3,180,204
4.050%, 06/29/48 (a)	900,000	737,523
		20,664,132
Semiconductors — 0.7%
Broadcom, Inc.
3.137%, 11/15/35 (144A) (a)	1,600,000	1,357,120
4.300%, 11/15/32 (a)	1,700,000	1,646,314
4.800%, 10/15/34	5,000,000	4,895,650
Intel Corp.
4.750%, 03/25/50 (a)	1,800,000	1,492,866
4.900%, 08/05/52	1,000,000	839,840
5.150%, 02/21/34 (a)	4,000,000	4,002,840
KLA Corp.
4.950%, 07/15/52 (a)	1,100,000	997,865
Micron Technology, Inc.
5.800%, 01/15/35 (a)	1,000,000	1,045,050
NVIDIA Corp.
2.850%, 04/01/30 (a)	1,100,000	1,040,556
5.625%, 06/15/56	2,000,000	1,989,220
NXP BV/NXP Funding LLC/NXP USA, Inc.
3.400%, 05/01/30 (a)	1,100,000	1,047,772
QUALCOMM, Inc.
1.650%, 05/20/32 (a)	2,333,000	1,975,818
Texas Instruments, Inc.
2.250%, 09/04/29 (a)	1,000,000	935,450
TSMC Arizona Corp.
4.250%, 04/22/32	1,500,000	1,479,330
		24,745,691
Software — 0.7%
Fidelity National Information Services, Inc.
4.800%, 03/10/31 (a)	2,000,000	1,978,440
Fiserv, Inc.
5.625%, 08/21/33 (a)	1,500,000	1,516,920
Security Description	Principal Amount*	Value

Software—(Continued)
Intuit, Inc.
5.200%, 09/15/33 (a)	1,000,000	$1,003,840
Microsoft Corp.
4.250%, 02/06/47 (a)	2,000,000	1,694,020
Oracle Corp.
2.875%, 03/25/31 (a)	3,000,000	2,680,500
2.950%, 04/01/30 (a)	1,200,000	1,104,636
3.600%, 04/01/40	7,600,000	5,542,452
3.850%, 04/01/60	2,100,000	1,233,015
6.850%, 02/04/66 (a)	1,000,000	931,500
Roper Technologies, Inc.
5.100%, 09/15/35 (a)	2,000,000	1,943,040
Salesforce, Inc.
2.900%, 07/15/51	1,000,000	583,470
4.900%, 09/15/31	1,000,000	997,670
5.550%, 03/15/36 (a)	2,000,000	1,994,340
Synopsys, Inc.
5.150%, 04/01/35 (a)	1,000,000	995,010
		24,198,853
Telecommunications — 1.1%
America Movil SAB de CV
2.875%, 05/07/30	1,000,000	930,990
AT&T, Inc.
3.500%, 06/01/41	5,700,000	4,385,181
3.500%, 09/15/53	1,221,000	792,087
3.650%, 09/15/59	2,686,000	1,715,763
4.100%, 02/15/28	1,687,000	1,673,993
6.200%, 10/30/56 (a)	1,000,000	988,880
7.125%, 12/15/31	100,000	108,632
Bell Telephone Co. of Canada or Bell Canada
5.200%, 02/15/34	1,000,000	998,840
Cisco Systems, Inc.
4.850%, 02/26/29 (a)	3,000,000	3,031,770
5.500%, 01/15/40	1,000,000	1,018,860
Deutsche Telekom International Finance BV
8.250%, 06/15/30	300,000	337,500
Orange SA
5.500%, 02/06/44 (a)	500,000	489,900
Rogers Communications, Inc.
3.800%, 03/15/32 (a)	1,200,000	1,117,788
Space Exploration Technologies Corp.
5.875%, 07/15/36 (144A)	2,000,000	1,975,300
Telefonica Emisiones SA
4.103%, 03/08/27	900,000	896,490
5.213%, 03/08/47 (a)	1,200,000	1,067,016
T-Mobile USA, Inc.
2.550%, 02/15/31 (a)	2,200,000	1,995,664
3.300%, 02/15/51	1,500,000	979,620
3.875%, 04/15/30	3,800,000	3,682,466
Verizon Communications, Inc.
3.400%, 03/22/41	2,800,000	2,163,392
3.550%, 03/22/51	1,000,000	694,990
4.812%, 03/15/39	1,927,000	1,792,226
5.250%, 04/02/35 (a)	2,500,000	2,499,475
See accompanying notes to financial statements.
BHFTII-249

Brighthouse Funds Trust II
MetLife Aggregate Bond Index Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value

Telecommunications—(Continued)
Vodafone Group PLC
6.150%, 02/27/37 (a)	1,000,000	$1,058,300
		36,395,123
Transportation — 0.4%
Burlington Northern Santa Fe LLC
4.150%, 04/01/45 (a)	1,900,000	1,575,784
Canadian National Railway Co.
4.450%, 01/20/49	400,000	339,976
Canadian Pacific Railway Co.
2.450%, 12/02/31 (a)	1,100,000	978,241
CSX Corp.
4.100%, 03/15/44 (a)	1,600,000	1,333,568
6.150%, 05/01/37	800,000	863,664
FedEx Corp.
4.550%, 04/01/46	1,000,000	874,200
Norfolk Southern Corp.
2.550%, 11/01/29	1,000,000	937,980
Ryder System, Inc.
5.375%, 03/15/29 (a)	500,000	510,365
Union Pacific Corp.
2.891%, 04/06/36 (a)	1,200,000	1,010,256
3.200%, 05/20/41 (a)	2,400,000	1,865,136
3.250%, 02/05/50	1,300,000	895,154
United Parcel Service, Inc.
4.450%, 04/01/30 (a)	1,600,000	1,601,264
5.950%, 05/14/55 (a)	900,000	919,593
		13,705,181
Trucking & Leasing — 0.0%
GATX Corp.
5.450%, 09/15/33 (a)	1,000,000	1,020,740
Water — 0.1%
American Water Capital Corp.
3.750%, 09/01/28	900,000	885,789
Essential Utilities, Inc.
5.375%, 01/15/34 (a)	1,000,000	1,012,340
		1,898,129
Total Corporate Bonds & Notes (Cost $898,259,934)		856,533,046

Agency Sponsored Mortgage-Backed Securities—24.2%
Agency Mortgage-Backed Securities — 24.2%
Federal Home Loan Mortgage Corp.
1.500%, 03/01/36	1,009,559	902,509
1.500%, 01/01/37	9,752,005	8,702,900
1.500%, 01/01/42	2,170,118	1,803,021
1.500%, 03/01/51	709,744	543,922
2.000%, 10/01/35	1,496,598	1,368,230
2.000%, 11/01/35	795,468	727,147
2.000%, 03/01/36	3,841,824	3,506,748
2.000%, 06/01/36	513,532	468,565
2.000%, 03/01/41	1,501,299	1,302,516
Security Description	Principal Amount*	Value

Agency Mortgage-Backed Securities—(Continued)
Federal Home Loan Mortgage Corp.
2.000%, 12/01/41	1,016,763	$876,429
2.000%, 10/01/50	2,996,886	2,424,111
2.000%, 12/01/50	5,063,132	4,091,917
2.000%, 01/01/51	7,657,649	6,186,081
2.000%, 02/01/51	3,246,922	2,621,829
2.000%, 04/01/51	45,709,874	36,867,346
2.000%, 05/01/51	4,458,638	3,595,623
2.000%, 07/01/51	4,314,475	3,476,354
2.000%, 08/01/51	3,542,954	2,853,471
2.000%, 12/01/51	3,781,919	3,040,655
2.000%, 03/01/52	1,940,037	1,558,857
2.000%, 04/01/52	5,523,871	4,438,536
2.000%, 06/01/52	1,050,385	844,005
2.500%, 12/01/27	36,369	35,900
2.500%, 04/01/28	112,219	110,350
2.500%, 12/01/29	238,891	233,103
2.500%, 01/01/32	836,664	804,139
2.500%, 08/01/35	744,969	698,973
2.500%, 02/01/41	1,096,411	987,353
2.500%, 03/01/50	1,255,737	1,065,115
2.500%, 07/01/50	3,276,479	2,775,049
2.500%, 09/01/50	2,257,861	1,910,921
2.500%, 10/01/50	899,142	760,702
2.500%, 12/01/50	2,535,201	2,143,289
2.500%, 04/01/51	2,182,072	1,842,040
2.500%, 07/01/51	1,973,774	1,664,367
2.500%, 08/01/51	3,221,520	2,715,521
2.500%, 01/01/52	14,643,938	12,486,662
3.000%, 03/01/27	13,420	13,349
3.000%, 05/01/27	30,926	30,705
3.000%, 11/01/28	106,059	104,321
3.000%, 10/01/32	215,727	208,104
3.000%, 04/01/33	429,423	413,204
3.000%, 03/01/35	409,580	390,390
3.000%, 10/01/42	596,285	543,801
3.000%, 01/01/43	449,678	410,239
3.000%, 03/01/43	452,563	412,871
3.000%, 04/01/43	1,017,010	923,568
3.000%, 06/01/43	793,255	718,787
3.000%, 06/01/45	746,354	673,123
3.000%, 06/01/46	734,274	657,602
3.000%, 11/01/46	834,816	747,646
3.000%, 01/01/47	1,473,125	1,319,303
3.000%, 01/01/48	316,893	282,809
3.000%, 09/01/49	705,590	622,878
3.000%, 12/01/49	922,289	814,175
3.000%, 02/01/50	471,385	416,127
3.000%, 04/01/50	839,773	741,496
3.000%, 05/01/50	794,336	701,131
3.000%, 07/01/50	701,049	618,356
3.000%, 08/01/50	10,195,908	9,064,230
3.000%, 09/01/50	9,170,169	8,130,519
3.000%, 11/01/50	764,172	673,087
3.000%, 10/01/52	3,249,666	2,842,162
3.000%, 11/01/52	1,218,132	1,064,626
See accompanying notes to financial statements.
BHFTII-250

Brighthouse Funds Trust II
MetLife Aggregate Bond Index Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Agency Sponsored Mortgage-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Agency Mortgage-Backed Securities—(Continued)
Federal Home Loan Mortgage Corp.
3.000%, 09/01/53	2,929,956	$2,561,636
3.500%, 09/01/30	273,817	269,940
3.500%, 04/01/32	235,292	230,007
3.500%, 01/01/42	217,883	205,761
3.500%, 03/01/42	205,113	192,849
3.500%, 02/01/43	372,295	350,034
3.500%, 05/01/43	538,855	504,504
3.500%, 06/01/43	276,851	259,233
3.500%, 06/01/44	251,786	234,551
3.500%, 10/01/44	328,716	306,215
3.500%, 12/01/44	393,490	366,555
3.500%, 05/01/45	519,879	482,744
3.500%, 11/01/45	505,514	469,405
3.500%, 12/01/45	309,522	287,412
3.500%, 03/01/46	889,171	824,209
3.500%, 06/01/47	401,627	370,590
3.500%, 08/01/47	262,469	242,186
3.500%, 10/01/47	369,056	340,097
3.500%, 11/01/47	356,110	328,591
3.500%, 04/01/49	243,598	223,564
3.500%, 10/01/49	337,122	309,396
3.500%, 03/01/50	453,831	416,506
3.500%, 08/01/50	1,314,418	1,205,894
3.500%, 11/01/54	983,246	894,178
3.500%, 07/01/56	2,000,000	1,815,447
4.000%, 01/01/31	77,245	76,527
4.000%, 08/01/31	95,280	94,292
4.000%, 06/01/39	126,847	122,726
4.000%, 12/01/39	234,577	227,028
4.000%, 11/01/40	174,484	168,795
4.000%, 04/01/41	210,525	203,674
4.000%, 09/01/41	187,499	181,398
4.000%, 10/01/41	477,120	461,693
4.000%, 11/01/41	139,634	135,090
4.000%, 07/01/44	422,030	404,129
4.000%, 10/01/44	327,803	313,898
4.000%, 07/01/45	513,926	491,880
4.000%, 01/01/46	467,268	447,224
4.000%, 02/01/46	266,536	255,102
4.000%, 06/01/47	425,552	404,466
4.000%, 10/01/47	227,018	215,770
4.000%, 11/01/47	218,355	207,536
4.000%, 03/01/48	340,765	323,880
4.000%, 05/01/48	154,471	146,668
4.000%, 10/01/48	173,553	164,786
4.000%, 11/01/48	208,551	198,016
4.000%, 01/01/49	125,907	119,547
4.000%, 02/01/49	118,968	112,815
4.000%, 06/01/49	234,881	222,493
4.000%, 03/01/54	929,314	870,377
4.000%, 05/01/56	1,984,096	1,854,663
4.500%, 05/01/29	13,531	13,516
4.500%, 10/01/35	60,280	59,944
4.500%, 06/01/38	88,517	88,025
4.500%, 02/01/39	49,387	48,932
Security Description	Principal Amount*	Value

Agency Mortgage-Backed Securities—(Continued)
Federal Home Loan Mortgage Corp.
4.500%, 03/01/39	101,437	$100,577
4.500%, 04/01/39	90,032	89,205
4.500%, 09/01/39	110,265	109,251
4.500%, 10/01/39	249,907	247,611
4.500%, 11/01/39	67,011	66,396
4.500%, 01/01/40	73,373	72,699
4.500%, 05/01/40	105,713	104,752
4.500%, 11/01/40	149,920	148,557
4.500%, 02/01/41	42,315	41,874
4.500%, 05/01/41	107,684	106,561
4.500%, 06/01/41	62,567	61,915
4.500%, 12/01/43	130,658	129,086
4.500%, 12/01/45	194,673	191,914
4.500%, 08/01/47	295,569	289,441
4.500%, 08/01/48	121,237	118,412
4.500%, 10/01/48	216,387	211,345
4.500%, 12/01/48	132,706	129,614
4.500%, 01/01/49	111,364	108,634
4.500%, 05/01/53	2,489,810	2,405,663
4.500%, 11/01/53	854,670	824,136
5.000%, 03/01/27	1,209	1,209
5.000%, 10/01/33	61,927	62,365
5.000%, 03/01/34	13,224	13,328
5.000%, 08/01/35	87,218	87,996
5.000%, 09/01/35	28,367	28,620
5.000%, 10/01/35	4,333	4,351
5.000%, 01/01/36	50,440	50,834
5.000%, 04/01/38	52,626	53,108
5.000%, 11/01/39	240,663	242,922
5.000%, 05/01/40	248,895	251,047
5.000%, 09/01/53	4,947,515	4,887,381
5.000%, 11/01/54	5,293,744	5,255,223
5.000%, 01/01/55	1,769,164	1,744,373
5.000%, 02/01/55	1,756,548	1,731,933
5.000%, 03/01/56	2,937,265	2,886,767
5.000%, 05/01/56	6,420,642	6,310,257
5.000%, 06/01/56	797,242	783,536
5.000%, 07/01/56	2,000,000	1,965,616
5.500%, 06/01/34	14,153	14,479
5.500%, 10/01/35	37,757	38,688
5.500%, 01/01/36	48,537	49,734
5.500%, 12/01/37	56,665	58,157
5.500%, 04/01/38	16,837	17,334
5.500%, 07/01/38	34,206	35,215
5.500%, 09/01/39	1,190,315	1,210,399
5.500%, 12/01/54	1,566,862	1,575,752
5.500%, 01/01/55	1,544,514	1,553,158
5.500%, 10/01/55	2,614,019	2,624,369
5.500%, 01/01/56	653,091	655,677
5.500%, 06/01/56	3,080,870	3,091,995
6.000%, 11/01/28	288	289
6.000%, 12/01/28	292	296
6.000%, 04/01/29	324	326
6.000%, 06/01/31	560	576
6.000%, 07/01/31	79	81
See accompanying notes to financial statements.
BHFTII-251

Brighthouse Funds Trust II
MetLife Aggregate Bond Index Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Agency Sponsored Mortgage-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Agency Mortgage-Backed Securities—(Continued)
Federal Home Loan Mortgage Corp.
6.000%, 09/01/31	14,133	$14,456
6.000%, 11/01/32	3,986	4,108
6.000%, 11/01/35	9,565	9,798
6.000%, 02/01/36	30,406	31,542
6.000%, 08/01/36	11,378	11,856
6.000%, 01/01/37	17,580	18,319
6.000%, 09/01/39	1,024,005	1,053,215
6.000%, 05/01/54	1,535,243	1,590,163
6.000%, 09/01/54	5,743,273	5,875,376
6.000%, 11/01/55	1,674,344	1,711,242
6.000%, 03/01/56	1,827,514	1,867,651
6.000%, 07/01/56	1,000,000	1,021,963
6.500%, 02/01/30	719	722
6.500%, 08/01/31	1,240	1,286
6.500%, 11/01/31	2,537	2,629
6.500%, 03/01/32	23,061	23,976
6.500%, 04/01/32	28,332	29,462
6.500%, 11/01/37	17,758	18,796
6.500%, 04/01/53	503,552	521,531
6.500%, 09/01/54	6,003,498	6,207,527
6.500%, 03/01/55	1,575,172	1,628,365
6.500%, 05/01/56	1,999,203	2,068,615
7.000%, 12/01/27	47	47
7.000%, 11/01/28	141	143
7.000%, 04/01/29	288	294
7.000%, 05/01/29	79	79
7.000%, 07/01/29	7	7
7.000%, 01/01/31	19,377	19,604
7.500%, 10/01/27	300	302
7.500%, 10/01/29	1,028	1,061
7.500%, 05/01/30	2,496	2,551
8.000%, 02/01/27	16	16
8.000%, 10/01/28	137	139
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
2.250%, 01/25/32	3,500,000	3,115,259
2.476%, 01/25/55 (b)	3,200,000	2,886,203
2.519%, 07/25/29	2,250,000	2,130,798
2.785%, 06/25/29	1,800,000	1,719,877
3.243%, 04/25/27	1,500,000	1,486,858
3.444%, 12/25/27	2,000,000	1,973,687
3.780%, 10/25/28 (b)	2,000,000	1,969,620
3.920%, 09/25/28 (b)	2,900,000	2,865,989
3.926%, 07/25/28 (b)	2,500,000	2,472,050
5.000%, 05/25/34	3,500,000	3,581,631
Federal National Mortgage Association
1.500%, 04/01/36	1,053,207	941,366
1.500%, 09/01/36	1,167,340	1,042,479
1.500%, 11/01/36	1,816,438	1,621,588
1.500%, 03/01/51	2,861,826	2,193,200
1.500%, 04/01/51	3,627,159	2,779,583
1.500%, 10/01/51	9,263,913	7,097,014
2.000%, 11/01/35	1,034,378	945,537
2.000%, 12/01/35	839,608	767,399
2.000%, 09/01/36	2,697,326	2,460,202
Security Description	Principal Amount*	Value

Agency Mortgage-Backed Securities—(Continued)
Federal National Mortgage Association
2.000%, 12/01/36	1,721,967	$1,569,991
2.000%, 02/01/37	588,019	535,986
2.000%, 03/01/37	3,381,528	3,081,821
2.000%, 06/01/37	1,294,645	1,179,900
2.000%, 02/01/41	1,753,833	1,522,778
2.000%, 06/01/41	1,603,607	1,388,277
2.000%, 08/01/42	5,160,820	4,445,303
2.000%, 10/01/50	7,808,135	6,315,818
2.000%, 11/01/50	6,148,778	4,971,458
2.000%, 12/01/50	3,135,994	2,534,445
2.000%, 01/01/51	3,847,214	3,107,896
2.000%, 04/01/51	2,740,850	2,211,287
2.000%, 05/01/51	3,491,532	2,815,710
2.000%, 10/01/51	2,965,340	2,386,196
2.000%, 11/01/51	1,505,141	1,210,655
2.000%, 12/01/51	3,796,366	3,052,271
2.000%, 02/01/52	781,132	628,262
2.000%, 03/01/52	7,079,574	5,756,565
2.500%, 12/01/27	112,518	110,869
2.500%, 02/01/28	132,774	130,623
2.500%, 07/01/28	106,352	104,305
2.500%, 10/01/28	163,883	160,668
2.500%, 03/01/30	268,583	261,531
2.500%, 09/01/31	596,506	573,656
2.500%, 01/01/32	196,568	188,750
2.500%, 04/01/32	474,391	453,792
2.500%, 09/01/32	111,801	106,616
2.500%, 12/01/34	431,490	405,778
2.500%, 09/01/35	443,793	416,324
2.500%, 11/01/36	1,942,053	1,817,289
2.500%, 02/01/41	1,243,591	1,119,509
2.500%, 01/01/50	760,374	644,298
2.500%, 03/01/50	706,898	599,590
2.500%, 05/01/50	1,686,114	1,429,117
2.500%, 07/01/50	2,747,870	2,327,338
2.500%, 08/01/50	774,799	655,985
2.500%, 09/01/50	3,997,544	3,383,286
2.500%, 11/01/50	976,354	825,724
2.500%, 12/01/50	1,522,569	1,287,198
2.500%, 01/01/51	1,579,419	1,334,771
2.500%, 06/01/51	24,204,613	20,417,823
2.500%, 07/01/51	3,260,118	2,749,065
2.500%, 08/01/51	1,654,434	1,394,574
2.500%, 09/01/51	4,049,360	3,412,078
2.500%, 10/01/51	2,753,309	2,319,145
2.500%, 12/01/51	2,856,623	2,404,398
2.500%, 02/01/52	737,130	619,980
2.500%, 03/01/52	3,347,085	2,837,694
2.500%, 06/01/52	5,126,450	4,313,265
2.500%, 05/01/53	4,876,633	4,103,831
3.000%, 01/01/27	12,247	12,176
3.000%, 02/01/27	26,323	26,156
3.000%, 03/01/27	14,603	14,502
3.000%, 01/01/29	259,183	254,661
3.000%, 10/01/29	155,636	152,880
See accompanying notes to financial statements.
BHFTII-252

Brighthouse Funds Trust II
MetLife Aggregate Bond Index Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Agency Sponsored Mortgage-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Agency Mortgage-Backed Securities—(Continued)
Federal National Mortgage Association
3.000%, 06/01/30	257,203	$251,843
3.000%, 02/01/33	269,815	259,808
3.000%, 08/01/35	382,329	362,956
3.000%, 01/01/36	447,473	425,985
3.000%, 05/01/36	436,580	413,070
3.000%, 10/01/37	255,506	241,618
3.000%, 05/01/41	4,057,171	3,832,302
3.000%, 08/01/42	539,165	491,312
3.000%, 09/01/42	451,565	411,690
3.000%, 11/01/42	625,974	572,016
3.000%, 12/01/42	414,178	378,209
3.000%, 01/01/43	324,984	296,119
3.000%, 03/01/43	634,837	578,867
3.000%, 07/01/43	659,430	596,908
3.000%, 09/01/43	403,139	364,917
3.000%, 05/01/45	928,394	837,679
3.000%, 05/01/46	515,973	461,517
3.000%, 06/01/46	729,478	652,489
3.000%, 08/01/46	772,812	691,249
3.000%, 02/01/47	1,108,847	991,819
3.000%, 11/01/49	490,054	432,608
3.000%, 12/01/49	897,021	791,868
3.000%, 01/01/50	931,657	822,444
3.000%, 02/01/50	457,570	403,932
3.000%, 07/01/50	692,396	610,723
3.000%, 11/01/51	1,844,730	1,618,993
3.000%, 06/01/52	1,574,204	1,377,776
3.500%, 05/01/29	170,274	168,476
3.500%, 04/01/32	192,665	188,244
3.500%, 08/01/32	83,486	81,531
3.500%, 03/01/34	133,169	129,107
3.500%, 09/01/35	343,501	331,403
3.500%, 01/01/37	1,392,917	1,346,519
3.500%, 07/01/38	255,997	244,565
3.500%, 12/01/40	306,092	290,118
3.500%, 03/01/42	198,680	187,363
3.500%, 05/01/42	518,593	486,969
3.500%, 06/01/42	358,826	336,944
3.500%, 08/01/42	226,224	212,429
3.500%, 09/01/42	972,805	913,480
3.500%, 01/01/43	371,528	348,872
3.500%, 06/01/43	445,535	419,446
3.500%, 08/01/44	490,356	456,180
3.500%, 02/01/45	525,061	488,466
3.500%, 03/01/45	598,641	555,159
3.500%, 04/01/45	334,532	310,233
3.500%, 09/01/45	470,340	436,176
3.500%, 11/01/45	466,028	432,178
3.500%, 01/01/46	569,218	527,873
3.500%, 03/01/46	525,056	485,122
3.500%, 05/01/46	385,060	355,774
3.500%, 11/01/47	897,241	826,837
3.500%, 02/01/49	173,600	159,699
3.500%, 08/01/49	203,609	186,863
3.500%, 10/01/49	428,882	393,609
Security Description	Principal Amount*	Value

Agency Mortgage-Backed Securities—(Continued)
Federal National Mortgage Association
3.500%, 01/01/50	278,944	$256,003
3.500%, 02/01/50	140,720	129,147
3.500%, 05/01/50	635,199	583,049
3.500%, 02/01/51	11,043,128	10,134,898
3.500%, 06/01/52	759,360	690,542
3.500%, 09/01/52	2,434,269	2,236,351
3.500%, 09/01/53	1,471,081	1,337,823
3.500%, 10/01/54	932,667	847,601
4.000%, 02/01/31	71,811	71,056
4.000%, 03/01/38	1,639,205	1,611,038
4.000%, 08/01/39	180,472	174,396
4.000%, 09/01/39	140,998	136,252
4.000%, 12/01/39	188,033	181,703
4.000%, 06/01/40	98,612	95,278
4.000%, 09/01/40	120,258	116,192
4.000%, 12/01/40	913,512	882,656
4.000%, 01/01/41	444,491	429,464
4.000%, 12/01/41	205,916	198,969
4.000%, 02/01/42	271,985	262,809
4.000%, 09/01/43	365,944	352,080
4.000%, 05/01/44	396,368	379,084
4.000%, 10/01/44	232,681	222,535
4.000%, 11/01/44	477,759	458,380
4.000%, 01/01/45	456,578	436,678
4.000%, 03/01/45	340,154	325,175
4.000%, 10/01/45	472,179	451,386
4.000%, 03/01/47	130,335	123,728
4.000%, 05/01/47	144,382	137,063
4.000%, 06/01/47	214,466	203,594
4.000%, 07/01/47	230,353	218,675
4.000%, 10/01/47	343,345	326,032
4.000%, 05/01/48	385,492	365,556
4.000%, 06/01/48	328,078	311,110
4.000%, 07/01/48	242,500	229,959
4.000%, 09/01/48	117,365	111,295
4.000%, 10/01/48	181,167	171,798
4.000%, 11/01/48	228,154	216,355
4.000%, 04/01/49	376,772	356,900
4.000%, 02/01/50	396,339	375,435
4.000%, 03/01/50	438,559	415,428
4.000%, 09/01/50	297,292	280,945
4.000%, 01/01/51	1,734,007	1,641,110
4.000%, 07/01/52	5,745,033	5,422,602
4.000%, 09/01/52	1,538,312	1,444,054
4.000%, 11/01/52	1,200,319	1,126,315
4.000%, 12/01/54	2,812,723	2,630,976
4.000%, 01/01/55	2,055,057	1,922,267
4.500%, 08/01/30	39,726	39,637
4.500%, 08/01/33	23,870	23,718
4.500%, 10/01/33	30,801	30,605
4.500%, 04/01/34	22,429	22,296
4.500%, 01/01/39	7,140	7,066
4.500%, 07/01/39	271,352	268,528
4.500%, 09/01/39	341,142	337,587
4.500%, 10/01/39	185,615	183,681
See accompanying notes to financial statements.
BHFTII-253

Brighthouse Funds Trust II
MetLife Aggregate Bond Index Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Agency Sponsored Mortgage-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Agency Mortgage-Backed Securities—(Continued)
Federal National Mortgage Association
4.500%, 11/01/39	1,388,163	$1,375,378
4.500%, 05/01/40	279,512	276,630
4.500%, 08/01/40	323,861	320,514
4.500%, 11/01/40	168,406	166,665
4.500%, 12/01/40	382,563	378,617
4.500%, 04/01/41	1,009,805	998,538
4.500%, 05/01/41	225,205	222,578
4.500%, 03/01/44	138,737	136,579
4.500%, 08/01/47	327,141	319,943
4.500%, 10/01/48	156,051	152,226
4.500%, 12/01/48	207,676	202,586
4.500%, 09/01/50	1,989,477	1,940,715
4.500%, 09/01/52	1,113,667	1,076,047
4.500%, 10/01/52	1,466,840	1,417,153
4.500%, 11/01/52	1,151,304	1,112,199
4.500%, 10/01/53	1,270,046	1,224,673
4.500%, 10/01/54	1,371,941	1,318,284
4.500%, 06/01/55	1,986,340	1,903,979
4.500%, 07/01/55	975,136	934,703
4.500%, 12/01/55	1,936,738	1,856,433
4.500%, 02/01/56	1,958,839	1,877,618
4.500%, 05/01/56	4,074,312	3,905,238
5.000%, 07/01/33	26,599	26,753
5.000%, 08/01/33	67,153	67,541
5.000%, 09/01/33	28,299	28,463
5.000%, 10/01/33	277,107	278,708
5.000%, 03/01/34	35,298	35,502
5.000%, 04/01/34	73,848	74,308
5.000%, 05/01/34	14,781	14,879
5.000%, 09/01/34	61,488	61,895
5.000%, 02/01/35	22,308	22,352
5.000%, 04/01/35	9,638	9,712
5.000%, 05/01/35	4,810	4,825
5.000%, 11/01/35	25,313	25,506
5.000%, 03/01/36	88,492	89,168
5.000%, 07/01/37	76,893	77,498
5.000%, 01/01/39	73,731	74,310
5.000%, 11/01/39	1,354,603	1,360,531
5.000%, 04/01/40	235,231	236,967
5.000%, 07/01/41	139,953	140,881
5.000%, 04/01/49	239,644	240,057
5.000%, 10/01/52	1,378,755	1,364,224
5.000%, 11/01/52	1,092,615	1,081,099
5.000%, 12/01/52	2,959,221	2,928,033
5.000%, 07/01/53	2,715,979	2,685,629
5.000%, 08/01/53	1,566,955	1,550,132
5.000%, 10/01/53	1,220,107	1,206,473
5.000%, 04/01/54	1,223,455	1,206,311
5.000%, 12/01/54	2,435,146	2,401,022
5.000%, 08/01/55	2,823,733	2,775,660
5.000%, 01/01/56	1,933,096	1,900,186
5.000%, 02/01/56	1,267,881	1,246,295
5.000%, 04/01/56	1,970,116	1,936,246
5.000%, 05/01/56	3,962,598	3,894,472
5.500%, 10/01/32	7,091	7,193
Security Description	Principal Amount*	Value

Agency Mortgage-Backed Securities—(Continued)
Federal National Mortgage Association
5.500%, 02/01/33	12,994	$13,181
5.500%, 08/01/33	38,667	39,341
5.500%, 10/01/33	17,003	17,298
5.500%, 12/01/33	81,285	82,694
5.500%, 02/01/34	22,371	22,864
5.500%, 03/01/34	8,777	8,969
5.500%, 04/01/34	7,019	7,173
5.500%, 09/01/34	32,083	32,786
5.500%, 12/01/34	22,782	23,282
5.500%, 01/01/35	20,245	20,688
5.500%, 04/01/35	5,517	5,646
5.500%, 06/01/35	26,136	26,748
5.500%, 01/01/37	36,624	37,543
5.500%, 05/01/37	27,244	27,949
5.500%, 05/01/38	19,935	20,498
5.500%, 06/01/38	17,047	17,528
5.500%, 12/01/52	1,368,851	1,384,394
5.500%, 01/01/53	1,295,749	1,310,114
5.500%, 03/01/53	658,454	664,394
5.500%, 04/01/53	663,921	669,809
5.500%, 05/01/53	1,335,428	1,346,605
5.500%, 07/01/53	2,789,084	2,811,626
5.500%, 09/01/53	1,226,960	1,236,897
5.500%, 10/01/53	1,230,688	1,240,465
5.500%, 01/01/54	1,492,228	1,503,623
5.500%, 02/01/54	1,048,932	1,056,620
5.500%, 05/01/54	1,071,912	1,078,572
5.500%, 06/01/54	1,061,036	1,067,547
5.500%, 11/01/54	4,415,287	4,475,621
5.500%, 12/01/54	11,689,378	11,755,699
5.500%, 03/01/55	4,641,973	4,660,353
5.500%, 04/01/55	1,534,212	1,540,287
5.500%, 08/01/55	844,978	848,324
5.500%, 01/01/56	2,831,228	2,842,594
5.500%, 03/01/56	2,894,346	2,904,797
5.500%, 04/01/56	974,133	977,651
5.500%, 05/01/56	6,813,824	6,838,428
6.000%, 11/01/28	61	61
6.000%, 12/01/28	65	66
6.000%, 06/01/31	12,800	13,156
6.000%, 09/01/32	12,925	13,245
6.000%, 01/01/33	1,805	1,857
6.000%, 02/01/33	21,893	22,507
6.000%, 04/01/33	36,448	37,239
6.000%, 05/01/33	47,136	48,532
6.000%, 05/01/34	38,095	39,334
6.000%, 09/01/34	41,688	43,058
6.000%, 01/01/35	14,884	15,369
6.000%, 07/01/36	4,928	5,128
6.000%, 09/01/36	22,953	23,888
6.000%, 08/01/37	43,578	45,511
6.000%, 10/01/37	25,542	26,674
6.000%, 12/01/38	23,939	24,997
6.000%, 04/01/53	1,664,908	1,703,614
6.000%, 05/01/53	567,333	581,077
See accompanying notes to financial statements.
BHFTII-254

Brighthouse Funds Trust II
MetLife Aggregate Bond Index Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Agency Sponsored Mortgage-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Agency Mortgage-Backed Securities—(Continued)
Federal National Mortgage Association
6.000%, 07/01/53	1,159,003	$1,186,867
6.000%, 09/01/53	1,003,177	1,027,111
6.000%, 12/01/53	1,043,141	1,067,837
6.000%, 02/01/54	773,531	791,631
6.000%, 03/01/54	546,863	558,944
6.000%, 05/01/54	1,672,539	1,711,624
6.000%, 09/01/54	4,278,015	4,376,415
6.000%, 11/01/54	1,276,704	1,305,835
6.000%, 03/01/55	1,869,654	1,910,179
6.000%, 06/01/55	1,114,888	1,139,053
6.000%, 07/01/55	2,973,499	3,038,128
6.000%, 08/01/55	1,400,974	1,431,418
6.000%, 10/01/55	2,435,746	2,489,423
6.000%, 12/01/55	5,016,866	5,125,610
6.000%, 04/01/56	3,767,842	3,850,595
6.000%, 06/01/56	2,980,445	3,045,904
6.500%, 05/01/28	1,736	1,752
6.500%, 12/01/28	17,385	17,447
6.500%, 03/01/29	463	467
6.500%, 04/01/29	2,526	2,552
6.500%, 05/01/29	75	75
6.500%, 08/01/29	173	174
6.500%, 09/01/31	1,913	1,980
6.500%, 06/01/32	3,015	3,131
6.500%, 10/01/34	41,653	43,439
6.500%, 10/01/37	10,546	11,151
6.500%, 09/01/53	705,245	730,971
6.500%, 01/01/54	1,001,002	1,036,742
6.500%, 02/01/54	1,566,677	1,623,827
6.500%, 04/01/54	424,478	438,904
6.500%, 05/01/54	643,056	664,910
6.500%, 08/01/54	945,274	977,399
6.500%, 10/01/55	4,298,141	4,448,099
6.500%, 11/01/55	1,403,927	1,453,546
7.000%, 06/01/28	1,494	1,496
7.000%, 10/01/29	547	561
7.000%, 06/01/32	8,207	8,695
7.000%, 10/01/37	36,653	39,145
7.000%, 12/01/53	292,280	308,313
7.500%, 07/01/29	478	487
7.500%, 10/01/29	684	690
8.000%, 11/01/29	3	3
8.000%, 11/01/30	211	216
8.000%, 01/01/31	115	116
8.000%, 02/01/31	563	580
Federal National Mortgage Association-ACES
2.190%, 01/25/30	1,435,000	1,328,248
Government National Mortgage Association
2.000%, 11/20/50	3,268,210	2,683,995
2.000%, 01/20/51	1,693,219	1,390,283
2.000%, 03/20/51	1,166,754	956,731
2.000%, 04/20/51	2,995,155	2,456,008
2.000%, 05/20/51	8,572,354	7,029,276
2.000%, 06/20/51	931,141	763,529
2.000%, 08/20/51	6,456,039	5,293,912
Security Description	Principal Amount*	Value

Agency Mortgage-Backed Securities—(Continued)
Government National Mortgage Association
2.000%, 12/20/51	694,604	$569,571
2.000%, 02/20/52	3,145,708	2,579,842
2.500%, 02/20/50	663,121	567,518
2.500%, 06/20/50	2,419,233	2,070,075
2.500%, 07/20/50	695,917	595,451
2.500%, 09/20/50	2,907,617	2,487,634
2.500%, 11/20/50	1,305,498	1,116,828
2.500%, 04/20/51	1,664,566	1,422,754
2.500%, 07/20/51	3,729,240	3,187,492
2.500%, 08/20/51	7,610,806	6,505,182
2.500%, 09/20/51	3,223,270	2,755,025
2.500%, 12/20/51	1,698,340	1,451,622
2.500%, 01/20/52	1,659,007	1,418,002
2.500%, 05/20/52	6,821,745	5,831,804
3.000%, 08/15/28	91,797	90,449
3.000%, 11/15/42	435,153	396,405
3.000%, 12/15/42	441,102	401,816
3.000%, 12/20/42	469,152	427,819
3.000%, 02/15/43	343,768	313,151
3.000%, 03/15/43	370,315	336,423
3.000%, 03/20/43	413,465	376,935
3.000%, 07/15/43	346,765	315,028
3.000%, 12/20/44	395,132	358,489
3.000%, 04/20/45	357,418	322,978
3.000%, 08/20/45	655,101	591,977
3.000%, 11/20/45	353,965	319,858
3.000%, 01/20/46	573,267	518,029
3.000%, 09/20/46	621,429	559,964
3.000%, 10/20/46	640,540	577,185
3.000%, 11/20/46	675,978	609,117
3.000%, 01/20/47	700,890	631,565
3.000%, 04/20/47	308,488	277,488
3.000%, 02/20/48	442,637	398,156
3.000%, 10/20/49	487,249	434,648
3.000%, 01/20/50	2,785,783	2,486,150
3.000%, 05/20/50	1,014,458	904,611
3.000%, 07/20/50	652,261	581,061
3.000%, 10/20/50	4,456,990	3,972,833
3.000%, 11/20/50	1,385,853	1,235,149
3.000%, 04/20/52	559,072	496,797
3.000%, 05/20/52	2,559,136	2,274,077
3.500%, 12/20/41	266,829	250,795
3.500%, 02/15/42	113,020	105,882
3.500%, 08/20/42	252,144	236,857
3.500%, 01/20/43	353,834	332,381
3.500%, 05/20/43	548,629	513,100
3.500%, 07/20/44	516,658	479,601
3.500%, 02/20/45	538,377	499,762
3.500%, 06/20/45	334,867	309,905
3.500%, 08/20/45	799,910	740,283
3.500%, 10/20/45	528,078	488,714
3.500%, 12/20/45	487,280	450,957
3.500%, 01/20/46	465,469	430,772
3.500%, 02/20/46	375,418	347,433
3.500%, 06/20/46	414,560	382,202
See accompanying notes to financial statements.
BHFTII-255

Brighthouse Funds Trust II
MetLife Aggregate Bond Index Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Agency Sponsored Mortgage-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Agency Mortgage-Backed Securities—(Continued)
Government National Mortgage Association
3.500%, 02/20/47	661,844	$610,184
3.500%, 03/20/47	561,666	517,978
3.500%, 09/20/47	229,936	212,051
3.500%, 10/20/48	108,445	99,741
3.500%, 05/20/49	195,659	179,621
3.500%, 07/20/49	216,471	199,105
3.500%, 09/20/49	585,684	537,677
3.500%, 10/20/49	360,721	331,154
3.500%, 11/20/49	502,982	461,755
3.500%, 12/20/49	325,514	298,833
3.500%, 06/20/50	458,978	421,220
3.500%, 02/20/51	773,375	709,984
3.500%, 06/20/53	4,487,407	4,118,254
3.500%, 05/20/55	971,392	872,442
3.500%, 03/20/56	4,278,972	3,843,098
4.000%, 07/15/39	261,521	253,772
4.000%, 07/15/40	160,275	154,680
4.000%, 11/20/40	228,949	220,075
4.000%, 12/20/40	296,964	285,454
4.000%, 11/20/43	154,214	148,204
4.000%, 04/20/44	219,923	209,683
4.000%, 05/20/44	263,380	251,116
4.000%, 09/20/44	438,372	417,961
4.000%, 11/20/44	115,807	110,414
4.000%, 10/20/45	405,754	386,831
4.000%, 11/20/45	218,424	208,237
4.000%, 03/20/47	83,738	79,671
4.000%, 04/20/47	334,035	317,315
4.000%, 09/20/47	304,511	289,269
4.000%, 07/20/48	211,714	200,992
4.000%, 08/20/48	152,420	144,700
4.000%, 09/20/48	275,030	261,102
4.000%, 07/20/49	278,428	263,999
4.000%, 05/20/50	399,052	378,372
4.000%, 07/20/52	1,808,047	1,706,578
4.000%, 02/20/53	4,662,981	4,398,202
4.000%, 01/20/55	1,053,512	980,612
4.500%, 01/15/39	61,457	60,890
4.500%, 04/15/39	136,140	134,842
4.500%, 05/15/39	297,380	294,553
4.500%, 08/15/39	114,264	113,140
4.500%, 01/15/40	134,299	132,981
4.500%, 08/20/40	182,600	180,456
4.500%, 12/20/40	142,800	141,124
4.500%, 02/15/41	44,318	43,790
4.500%, 04/15/41	51,132	50,517
4.500%, 04/20/41	103,051	101,844
4.500%, 03/20/42	117,250	115,877
4.500%, 10/20/43	133,881	131,475
4.500%, 03/20/47	210,556	206,763
4.500%, 03/20/49	141,380	138,438
4.500%, 08/20/52	1,774,910	1,725,069
4.500%, 10/20/52	7,341,629	7,124,399
4.500%, 01/20/55	2,829,688	2,725,485
4.500%, 05/20/55	2,025,315	1,946,241
Security Description	Principal Amount*	Value

Agency Mortgage-Backed Securities—(Continued)
Government National Mortgage Association
4.500%, 04/20/56	3,088,253	$2,967,126
5.000%, 12/15/35	49,456	50,076
5.000%, 12/15/36	12,317	12,373
5.000%, 01/15/39	144,620	145,977
5.000%, 02/15/39	26,535	26,790
5.000%, 08/15/39	154,885	156,412
5.000%, 09/15/39	28,643	28,926
5.000%, 12/15/39	128,640	129,890
5.000%, 05/15/40	105,965	106,912
5.000%, 08/20/40	99,143	100,020
5.000%, 10/20/40	102,736	103,645
5.000%, 06/20/44	212,844	214,726
5.000%, 10/20/48	154,395	155,124
5.000%, 01/20/49	108,402	108,914
5.000%, 04/20/53	1,459,624	1,450,007
5.000%, 07/20/53	2,410,155	2,390,057
5.000%, 10/20/54	857,603	847,757
5.000%, 11/20/54	7,069,670	6,990,745
5.000%, 03/20/55	889,413	877,703
5.000%, 05/20/55	1,816,251	1,792,339
5.000%, 06/20/55	1,856,071	1,831,635
5.000%, 12/20/55	4,921,919	4,857,118
5.000%, 02/20/56	2,886,268	2,847,363
5.000%, 06/20/56	3,000,000	2,959,561
5.500%, 03/15/36	32,579	33,053
5.500%, 09/15/38	14,812	15,028
5.500%, 08/15/39	33,667	34,611
5.500%, 04/20/53	1,851,149	1,875,854
5.500%, 08/20/53	2,630,169	2,663,947
5.500%, 07/20/54	1,378,153	1,391,664
5.500%, 11/20/54	6,879,277	6,937,630
5.500%, 01/20/55	1,414,914	1,426,641
5.500%, 05/20/55	3,118,670	3,136,419
5.500%, 08/20/55	1,719,130	1,729,473
5.500%, 11/20/55	1,949,348	1,960,442
5.500%, 04/20/56	2,983,784	3,001,220
6.000%, 01/15/29	304	305
6.000%, 01/15/33	31,075	32,052
6.000%, 03/15/35	25,983	27,057
6.000%, 09/15/36	26,870	27,894
6.000%, 07/15/38	53,942	56,111
6.000%, 01/20/53	433,166	446,146
6.000%, 12/20/53	1,823,989	1,875,818
6.000%, 09/20/54	5,139,455	5,278,928
6.000%, 10/20/54	787,605	808,979
6.000%, 01/20/55	762,594	783,289
6.000%, 04/20/55	1,127,173	1,150,225
6.000%, 07/20/55	518,360	528,966
6.000%, 09/20/55	1,161,623	1,185,683
6.500%, 08/15/28	873	878
6.500%, 11/15/28	409	415
6.500%, 12/15/28	1,738	1,749
6.500%, 07/15/29	659	662
6.500%, 06/20/31	3,243	3,362
6.500%, 05/15/36	56,974	59,973
See accompanying notes to financial statements.
BHFTII-256

Brighthouse Funds Trust II
MetLife Aggregate Bond Index Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Agency Sponsored Mortgage-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Agency Mortgage-Backed Securities—(Continued)
Government National Mortgage Association
6.500%, 11/20/53	721,658	$752,514
6.500%, 07/20/54	1,114,945	1,157,280
6.500%, 11/20/54	886,103	919,628
6.500%, 06/20/55	1,035,441	1,071,433
7.000%, 01/15/28	93	94
7.000%, 05/15/28	987	990
7.000%, 06/15/28	471	473
7.000%, 10/15/28	911	917
7.000%, 03/15/31	86	87
7.000%, 08/15/31	12,465	13,011
7.000%, 07/15/32	4,912	5,151
7.500%, 02/20/28	61	61
Total Agency Sponsored Mortgage-Backed Securities (Cost $861,789,903)		818,971,153

Foreign Government—1.7%
Banks — 0.1%
Korea Development Bank
4.000%, 01/28/31 (a)	1,000,000	983,999
4.875%, 02/03/30	2,000,000	2,031,793
Kreditanstalt fuer Wiederaufbau
3.750%, 03/14/31 (a)	1,000,000	980,400
		3,996,192
Regional Government — 0.2%
Province of Alberta
4.500%, 01/24/34 (a)	1,000,000	997,204
Province of British Columbia
1.300%, 01/29/31	1,000,000	874,636
3.900%, 08/27/30 (a)	1,000,000	984,447
Province of Ontario
4.050%, 04/16/31 (a)	1,000,000	988,859
4.200%, 01/18/29	2,500,000	2,497,008
Province of Quebec
4.250%, 09/05/34 (a)	2,000,000	1,951,615
		8,293,769
Sovereign — 1.4%
Canada Government International Bonds
4.625%, 04/30/29	1,000,000	1,012,099
Chile Government International Bonds
2.550%, 07/27/33	1,300,000	1,116,365
3.100%, 01/22/61 (a)	1,200,000	752,808
3.500%, 01/25/50 (a)	1,000,000	727,072
Export Development Canada
4.125%, 02/13/29	1,500,000	1,497,777
Export-Import Bank of Korea
4.000%, 09/11/29	2,100,000	2,078,493
Indonesia Government International Bonds
3.050%, 03/12/51	1,100,000	703,098
3.850%, 10/15/30	700,000	674,267
4.350%, 01/11/48 (a)	1,200,000	986,146
4.550%, 01/11/28 (a)	1,000,000	1,002,175
Security Description	Principal Amount*	Value

Sovereign—(Continued)
Israel Government AID Bonds
5.500%, 09/18/33	200,000	$209,004
Israel Government International Bonds
4.125%, 01/17/48	1,000,000	774,341
5.500%, 03/12/34	2,000,000	2,030,099
5.875%, 01/13/56 (a)	700,000	677,439
Japan Bank for International Cooperation
2.750%, 11/16/27	1,000,000	978,937
4.625%, 07/19/28	1,600,000	1,609,437
Japan International Cooperation Agency
4.250%, 05/22/30	500,000	497,354
Korea International Bonds
3.875%, 02/12/31	1,000,000	983,109
Mexico Government International Bonds
2.659%, 05/24/31 (a)	1,200,000	1,061,376
4.600%, 01/23/46	1,100,000	851,404
4.750%, 03/08/44	900,000	724,789
5.750%, 10/12/2110	1,000,000	815,007
6.125%, 02/09/38	500,000	490,907
6.350%, 02/09/35	3,000,000	3,068,340
6.625%, 01/29/38	1,400,000	1,434,202
6.750%, 09/27/34	1,050,000	1,108,228
6.750%, 02/09/56	1,000,000	980,757
Oriental Republic of Uruguay
5.250%, 09/10/60	1,000,000	928,161
Panama Government International Bonds
3.875%, 03/17/28	900,000	884,987
7.875%, 03/01/57 (a)	1,900,000	2,296,593
Peru Government International Bonds
5.875%, 08/08/54 (a)	1,000,000	993,885
8.750%, 11/21/33	1,450,000	1,764,722
Philippines Government International Bonds
3.950%, 01/20/40 (a)	1,100,000	940,101
4.375%, 03/05/30	2,000,000	1,983,562
5.000%, 01/27/36 (a)	800,000	782,633
5.000%, 01/13/37	1,740,000	1,698,922
Republic of Italy Government International Bonds
2.875%, 10/17/29	1,000,000	952,744
Republic of Poland Government International Bonds
4.875%, 02/12/30	2,000,000	2,020,937
5.500%, 03/18/54 (a)	1,100,000	1,040,860
Svensk Exportkredit AB
4.875%, 10/04/30 (a)	1,000,000	1,022,717
Uruguay Government International Bonds
4.375%, 10/27/27	600,000	599,671
		46,755,525
Total Foreign Government (Cost $61,003,519)		59,045,486

Non-Agency Mortgage-Backed Securities—0.6%
Commercial Mortgage-Backed Securities — 0.6%
Bank
2.556%, 05/15/64	500,000	449,602
2.758%, 09/15/62	161,892	152,289
See accompanying notes to financial statements.
BHFTII-257

Brighthouse Funds Trust II
MetLife Aggregate Bond Index Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Non-Agency Mortgage-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Commercial Mortgage-Backed Securities—(Continued)
Bank
3.538%, 11/15/54	990,433	$974,760
4.407%, 11/15/61 (b)	881,000	872,171
5.355%, 10/15/57 (b)	300,000	298,173
6.106%, 06/15/57 (b)	500,000	521,681
6.356%, 06/15/57 (b)	400,000	422,472
Bank5
5.769%, 06/15/57	1,400,000	1,430,739
6.255%, 09/15/56	1,557,908	1,586,833
6.260%, 04/15/56 (b)	1,000,000	1,018,188
Bank5 Trust
5.753%, 01/15/58	1,000,000	1,026,438
BBCMS Mortgage Trust
3.662%, 04/15/55 (b)	730,000	673,257
4.600%, 06/15/55 (b)	2,000,000	1,861,885
5.720%, 02/15/62	275,000	287,002
5.829%, 05/15/57	350,000	367,247
5.943%, 05/15/57 (b)	560,000	563,472
6.094%, 05/15/57 (b)	200,000	205,802
Benchmark Mortgage Trust
2.388%, 09/15/54	1,150,000	1,013,289
3.666%, 01/15/51 (b)	915,000	900,861
6.228%, 05/15/56 (b)	1,500,000	1,549,979
6.363%, 07/15/56 (b)	1,000,000	1,023,327
CFCRE Commercial Mortgage Trust
3.585%, 12/10/54	741,919	738,859
GS Mortgage Securities Trust
2.658%, 02/13/53	1,000,000	934,216
Wells Fargo Commercial Mortgage Trust
2.092%, 07/15/53	450,000	400,785
5.645%, 02/15/58	2,050,000	2,125,944
6.044%, 02/15/58 (b)	850,000	856,234
Total Non-Agency Mortgage-Backed Securities (Cost $22,407,743)		22,255,505

Municipals—0.5%
California State University
2.897%, 11/01/51	310,000	219,759
5.183%, 11/01/53	190,000	182,138
Chicago O'Hare International Airport
4.572%, 01/01/54	395,000	342,734
City of New York NY
5.828%, 10/01/53	1,000,000	1,013,020
Dallas Fort Worth International Airport
4.507%, 11/01/51	2,500,000	2,183,873
Louisiana Local Government Environmental Facilities & Community Development Authority
5.048%, 12/01/34	1,000,000	1,011,901
5.198%, 12/01/39	1,000,000	1,005,871
Municipal Electric Authority of Georgia
6.637%, 04/01/57	841,000	897,894
New Jersey Turnpike Authority
7.414%, 01/01/40	1,000,000	1,167,039
New York City Municipal Water Finance Authority
5.440%, 06/15/43	300,000	283,706
Security Description	Principal Amount*	Value

Oklahoma Development Finance Authority
4.380%, 11/01/45	2,150,000	$2,026,773
Port Authority of New York & New Jersey
4.458%, 10/01/62	1,500,000	1,272,444
Regents of the University of California Medical Center Pooled Revenue
3.006%, 05/15/50	1,000,000	655,915
State of California, General Obligation Unlimited
4.500%, 08/01/29	1,000,000	1,004,592
7.300%, 10/01/39	1,200,000	1,369,335
State of Illinois, General Obligation Unlimited
5.100%, 06/01/33	980,785	990,827
Texas Natural Gas Securitization Finance Corp.
5.169%, 04/01/41	450,000	453,533
Total Municipals (Cost $17,632,920)		16,081,354

Asset-Backed Securities—0.4%
Asset-Backed - Automobile — 0.2%
CarMax Auto Owner Trust
4.480%, 03/15/30	1,500,000	1,501,493
Carvana Auto Receivables Trust
5.210%, 06/10/30	2,000,000	2,019,925
Ford Credit Auto Owner Trust
4.050%, 10/15/30	1,000,000	991,344
Hyundai Auto Receivables Trust
4.320%, 10/15/29	500,000	500,207
Nissan Auto Receivables Owner Trust
4.350%, 09/15/31	1,000,000	999,292
World Omni Automobile Lease Securitization Trust
4.420%, 04/17/28	500,000	500,386
4.680%, 05/15/30	500,000	500,205
		7,012,852
Asset-Backed - Credit Card — 0.1%
American Express Credit Account Master Trust
4.280%, 04/15/30	1,100,000	1,098,323
5.150%, 09/16/30	2,000,000	2,032,446
WF Card Issuance Trust
4.290%, 10/15/29	675,000	675,342
		3,806,111
Asset-Backed - Other — 0.1%
John Deere Owner Trust
4.230%, 09/17/29	500,000	498,785
Verizon Master Trust
4.420%, 08/20/30	2,000,000	1,996,214
		2,494,999
Total Asset-Backed Securities (Cost $13,329,559)		13,313,962
See accompanying notes to financial statements.
BHFTII-258

Brighthouse Funds Trust II
MetLife Aggregate Bond Index Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Short-Term Investments—0.3%

Security Description	Principal Amount*/ Shares	Value

U.S. Treasury—0.3%
U.S. Treasury Bills
3.550%, 07/07/26 (c)	5,200,000	$5,196,911
3.631%, 07/14/26 (c)	5,200,000	5,193,287
Total Short-Term Investments (Cost $10,390,105)		10,390,198

Securities Lending Reinvestments (d)—8.5%
Short-Term Investment Funds—2.6%
Allspring Government Money Market Fund, Select Class 3.570% (e)	12,000,000	12,000,000
BlackRock Liquidity Funds FedFund, Institutional Shares 3.540% (e)	12,000,000	12,000,000
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class 3.520% (e)	12,000,000	12,000,000
Fidelity Investments Money Market Government Portfolio, Class I 3.530% (e)	5,000,000	5,000,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 3.530% (e)	12,000,000	12,000,000
Invesco STIT-Government & Agency Portfolio, Institutional Class 3.570% (e)	12,000,000	12,000,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares 3.560% (e)	12,000,000	12,000,000
RBC BlueBay U.S. Government Money Market Fund, Institutional Shares 3.550% (e)	5,000,000	5,000,000
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.580% (e)	5,000,000	5,000,000
		87,000,000

Certificates of Deposit—1.1%
Bank of Montreal
4.000%, SOFR + 0.380%, 11/19/26 (b)	1,000,000	1,000,544
4.000%, SOFR + 0.380%, 05/07/27 (b)	2,000,000	1,999,996
Bank of Nova Scotia
3.950%, SOFR + 0.330%, 07/22/26 (b)	1,000,000	999,991
3.960%, SOFR + 0.340%, 09/21/26 (b)	2,000,000	1,999,998
Mitsubishi UFJ Trust & Banking Corp.
Zero Coupon, 09/08/26	1,000,000	992,540
Zero Coupon, 09/14/26	5,000,000	4,959,400
Mizuho Bank Ltd.
3.950%, SOFR + 0.330%, 10/09/26 (b)	2,000,000	2,000,494
Nordea Bank Abp
3.880%, SOFR + 0.260%, 12/22/26 (b)	3,000,000	2,997,696
3.920%, SOFR + 0.300%, 10/02/26 (b)	1,000,000	1,000,154
Standard Chartered Bank
3.940%, SOFR + 0.320%, 11/13/26 (b)	2,000,000	2,000,294
3.970%, SOFR + 0.350%, 10/02/26 (b)	2,000,000	2,000,008
Sumitomo Mitsui Banking Corp.
3.810%, SOFR + 0.190%, 08/19/26 (b)	1,000,000	999,998
3.830%, SOFR + 0.210%, 07/30/26 (b)	5,000,000	5,000,165
3.880%, SOFR + 0.260%, 11/30/26 (b)	3,000,000	3,000,000
3.970%, SOFR + 0.350%, 09/25/26 (b)	1,000,000	1,000,338
Sumitomo Mitsui Trust Bank Ltd.
3.900%, 09/10/26	1,000,000	1,000,160
3.980%, 07/17/26	2,000,000	2,000,300
Svenska Handelsbanken AB
3.930%, SOFR + 0.310%, 09/25/26 (b)	1,000,000	1,000,192
Security Description	Principal Amount*	Value
Certificates of Deposit—(Continued)
Toronto-Dominion Bank
3.850%, 08/28/26	2,000,000	$2,000,016
		37,952,284
Commercial Paper—0.7%
Britannia Funding Co. LLC
3.850%, 09/01/26	2,000,000	1,985,928
Concord Minutemen Capital Co. LLC
3.880%, SOFR + 0.260%, 08/12/26 (b)	5,000,000	5,000,285
ING U.S. Funding LLC
3.950%, SOFR + 0.330%, 09/18/26 (b)	3,000,000	3,000,729
Intrepid Funding Co. LLC
3.940%, SOFR + 0.320%, 12/10/26 (b)	2,000,000	1,999,994
Ionic Funding LLC
3.720%, 07/01/26	4,000,000	3,999,564
3.850%, 08/04/26	2,000,000	1,992,296
Salisbury Receivables Co. LLC
3.850%, 09/04/26	1,000,000	992,743
3.940%, 09/23/26	1,000,000	990,485
Verto Capital I LLC
3.720%, 07/01/26	3,000,000	2,999,676
		22,961,700
Repurchase Agreements—4.0%
Bank of Montreal
Repurchase Agreement dated 06/30/26 at 3.750%, due on 07/01/26 with a maturity value of $5,000,521; collateralized by various Common Stock with an aggregate market value of $5,572,928	5,000,000	5,000,000
Bank of Nova Scotia
Repurchase Agreement dated 06/30/26 at 3.630%, due on 07/01/26 with a maturity value of $2,000,202; collateralized by U.S. Treasury Obligations with rates ranging from 1.125% - 4.625%, maturity dates ranging from 05/15/28 - 02/15/55, and an aggregate market value of $2,040,000	2,000,000	2,000,000
Repurchase Agreement dated 06/30/26 at 3.770%, due on 07/01/26 with a maturity value of $9,500,995; collateralized by various Common Stock with an aggregate market value of $10,562,197	9,500,000	9,500,000
Barclays Capital, Inc.
Repurchase Agreement dated 06/30/26 at 3.680%, due on 07/01/26 with a maturity value of $15,001,533; collateralized by U.S. Treasury Obligations with rates ranging from 3.500% - 4.625%, maturity dates ranging from 01/31/28 - 05/31/31, and an aggregate market value of $15,300,002	15,000,000	15,000,000
Citigroup Global Markets, Inc.
Repurchase Agreement dated 06/30/26 at 3.630%, due on 07/01/26 with a maturity value of $10,001,008; collateralized by U.S. Treasury Obligations with rates ranging from 0.625% - 4.375%, maturity dates ranging from 11/30/28 - 05/15/42, and an aggregate market value of $10,200,001	10,000,000	10,000,000
Repurchase Agreement dated 06/30/26 at 4.110%, due on 01/04/27 with a maturity value of $6,128,780; collateralized by various Common Stock with an aggregate market value of $6,600,001	6,000,000	6,000,000
See accompanying notes to financial statements.
BHFTII-259

Brighthouse Funds Trust II
MetLife Aggregate Bond Index Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Securities Lending Reinvestments (d)—(Continued)
Security Description	Principal Amount*	Value
Repurchase Agreements—(Continued)
HSBC Bank PLC
Repurchase Agreement dated 06/30/26 at 3.820%, due on 07/01/26 with a maturity value of $4,000,424; collateralized by various Common Stock with an aggregate market value of $4,448,894	4,000,000	$4,000,000
Jefferies LLC
Repurchase Agreement dated 06/30/26 at 3.690%, due on 07/01/26 with a maturity value of $9,412,296; collateralized by U.S. Government Agency Obligations with rates ranging from 4.628% - 6.500%, maturity dates ranging from 07/25/55 - 06/20/56, and an aggregate market value of $9,599,598	9,411,331	9,411,331
National Bank Financial, Inc.
Repurchase Agreement dated 06/30/26 at 3.770%, due on 07/01/26 with a maturity value of $9,601,005; collateralized by various Common Stock with an aggregate market value of $10,700,234	9,600,000	9,600,000
National Bank of Canada
Repurchase Agreement dated 06/30/26 at 3.790%, due on 07/07/26 with a maturity value of $48,035,373; collateralized by various Common Stock with an aggregate market value of $53,502,059	48,000,000	48,000,000
NBC Global Finance Ltd.
Repurchase Agreement dated 06/30/26 at 3.780%, due on 07/01/26 with a maturity value of $2,500,262; collateralized by various Common Stock with an aggregate market value of $2,788,154	2,500,000	2,500,000
Royal Bank of Canada Toronto
Repurchase Agreement dated 06/30/26 at 3.890%, due on 08/04/26 with a maturity value of $9,034,038; collateralized by various Common Stock with an aggregate market value of $10,001,081	9,000,000	9,000,000
Societe Generale
Repurchase Agreement dated 06/30/26 at 3.630%, due on 07/01/26 with a maturity value of $2,000,202; collateralized by U.S. Treasury Obligations with rates ranging from 0.625% - 1.625%, maturity dates ranging from 12/31/27 - 11/15/50, and an aggregate market value of $2,040,001	2,000,000	2,000,000
Virtu Americas LLC
Repurchase Agreement dated 06/30/26 at 3.880%, due on 07/01/26 with a maturity value of $4,000,431; collateralized by various Common Stock with an aggregate market value of $4,447,799	4,000,000	4,000,000
		136,011,331
Security Description	Principal Amount*	Value
Time Deposit—0.1%
National Bank of Canada
3.690%, OBFR + 0.070%, 07/07/26 (b)	2,000,000	$2,000,000
Total Securities Lending Reinvestments (Cost $285,926,919)		285,925,315
Total Investments—107.6% (Cost $3,794,527,302)		3,642,271,243
Other assets and liabilities (net)—(7.6)%		(256,713,185)
Net Assets—100.0%		$3,385,558,058

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)
All or a portion of the security was held on loan. As of June 30, 2026, the market value of securities loaned was $648,376,733 and the collateral received consisted of cash in the amount of $285,893,857 and non-cash collateral with a value of $387,825,692. The cash collateral investments are disclosed in the Schedule of Investments and categorized as
Securities Lending Reinvestments. The non-cash collateral received consists of U.S.
government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio. As such, this collateral is excluded from the Statement of Assets and Liabilities.

(b)
Variable or floating rate security. The stated rate represents the rate at June 30, 2026.
Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

(c)	The rate shown represents current yield to maturity.
(d)	Represents investment of cash collateral received from securities on loan as of June 30, 2026.
(e)	The rate shown represents the annualized seven-day yield as of June 30, 2026.
(144A)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2026, the market value of 144A securities was
$5,301,940, which is 0.2% of net assets.

Investment Transactions
Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended June 30, 2026 were as follows:
Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$330,857,542	$111,608,230	$257 ,672,889	$65,698,695
See accompanying notes to financial statements.
BHFTII-260

Brighthouse Funds Trust II
MetLife Aggregate Bond Index Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
The following table provides a breakdown of transactions accounted for as secured borrowings, the gross obligations by the type of collateral pledged, and the remaining contractual maturities of those transactions.
Remaining Contractual Maturity of the Agreements As of June 30, 2026
	Overnight and Continuous	Up to 30 Days	31 - 90 Days	Greater than 90 days	Total
Securities Lending Transactions
Corporate Bonds & Notes	$(208,386,319)	$—	$—	$—	$(208,386,319)
Foreign Government	(6,646,267)	—	—	—	(6,646,267)
U.S. Treasury & Government Agencies	(70,861,271)	—	—	—	(70,861,271)
Total Borrowings	$(285,893,857)	$—	$—	$—	$(285,893,857)
Gross amount of recognized liabilities for securities lending transactions					$(285,893,857)
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2026. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.
Description	Level 1	Level 2	Level 3	Total
Total U.S. Treasury & Government Agencies*	$—	$1,559,755,224	$—	$1,559,755,224
Total Corporate Bonds & Notes*	—	856,533,046	—	856,533,046
Total Agency Sponsored Mortgage-Backed Securities*	—	818,971,153	—	818,971,153
Total Foreign Government*	—	59,045,486	—	59,045,486
Total Non-Agency Mortgage-Backed Securities*	—	22,255,505	—	22,255,505
Total Municipals*	—	16,081,354	—	16,081,354
Total Asset-Backed Securities*	—	13,313,962	—	13,313,962
Total Short-Term Investments*	—	10,390,198	—	10,390,198
Securities Lending Reinvestments
Short-Term Investment Funds	87,000,000	—	—	87,000,000
Certificates of Deposit	—	37,952,284	—	37,952,284
Commercial Paper	—	22,961,700	—	22,961,700
Repurchase Agreements	—	136,011,331	—	136,011,331
Time Deposit	—	2,000,000	—	2,000,000
Total Securities Lending Reinvestments	87,000,000	198,925,315	—	285,925,315
Total Investments	$87,000,000	$3,555,271,243	$—	$3,642,271,243
Collateral for Securities Loaned (Liability)	$—	$(285,893,857)	$—	$(285,893,857)

*	See Schedule of Investments for additional detailed categorizations.
See accompanying notes to financial statements.
BHFTII-261

Brighthouse Funds Trust II
MetLife Aggregate Bond Index Portfolio
Statement of Assets and Liabilities

June 30, 2026 (Unaudited)
Assets
Investments at value (a) (b)	$3,642,271,243
Cash	166,302
Receivable for:
Fund shares sold	10,249,013
Interest	29,138,180
Total Assets	3,681,824,738
Liabilities
Collateral for securities loaned	285,893,857
Payable for:
Investments purchased	5,040,294
Fund shares redeemed	3,578,825
Accrued Expenses:
Management fees	658,126
Distribution and service fees	168,470
Deferred trustees’ fees	259,085
Other expenses	668,023
Total Liabilities	296,266,680
Net Assets	$3,385,558,058
Net Assets Consist of:
Paid in surplus	$3,682,241,466
Distributable earnings (Accumulated losses)	(296,683,408)
Net Assets	$3,385,558,058
Net Assets
Class A	$2,602,781,146
Class B	461,088,950
Class E	32,600,751
Class G	289,087,211
Capital Shares Outstanding*
Class A	276,739,291
Class B	50,220,760
Class E	3,484,691
Class G	31,657,604
Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$9.41
Class B	9.18
Class E	9.36
Class G	9.13

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments was $3,794,527,302.
(b)	Includes securities loaned at value of $648,376,733.
Statement of Operations

Six Months Ended June 30, 2026 (Unaudited)
Investment Income
Interest	$67,503,452
Securities lending income, net	309,906
Total investment income	67,813,358
Expenses
Management fees	4,091,367
Administration fees	73,944
Custodian and accounting fees	122,765
Distribution and service fees—Class B	580,226
Distribution and service fees—Class E	24,477
Distribution and service fees—Class G	437,689
Audit and tax services	36,992
Legal	23,184
Trustees’ fees and expenses	39,805
Shareholder reporting	66,076
Insurance	15,953
Miscellaneous	11,506
Total expenses	5,523,984
Less management fee waiver	(190,940)
Net expenses	5,333,044
Net Investment Income	62,480,314
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investments	(3,733,673)
Net change in unrealized appreciation (depreciation) on investments	(44,110,632)
Net realized and unrealized gain (loss)	(47,844,305)
Net Increase (Decrease) in Net Assets From Operations	$14,636,009
See accompanying notes to financial statements.
BHFTII-262

Brighthouse Funds Trust II
MetLife Aggregate Bond Index Portfolio
Statements of Changes in Net Assets
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
Increase (Decrease) in Net Assets:
From Operations
Net investment income (loss)	$62,480,314	$131,647,292
Net realized gain (loss)	(3,733,673)	(20,506,970)
Net change in unrealized appreciation (depreciation)	(44,110,632)	126,982,328
Increase (decrease) in net assets from operations	14,636,009	238,122,650
From Distributions to Shareholders
Class A	(107,038,162)	(55,823,894)
Class B	(18,063,273)	(8,850,217)
Class E	(1,307,485)	(614,306)
Class G	(11,439,255)	(5,300,544)
Total distributions	(137,848,175)	(70,588,961)
Increase (decrease) in net assets from capital share transactions	201,944,874	(592,485,841)
Total increase (decrease) in net assets	78,732,708	(424,952,152)
Net Assets
Beginning of period	3,306,825,350	3,731,777,502
End of period	$3,385,558,058	$3,306,825,350

Other Information:
Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31, 2025
	Shares	Value	Shares	Value
Class A
Sales	25,546,558	$249,784,922	19,925,716	$189,936,767
Reinvestments	11,423,496	107,038,162	5,964,091	55,823,894
Redemptions	(15,021,944)	(146,522,935)	(79,496,590)	(756,342,498)
Net increase (decrease)	21,948,110	$210,300,149	(53,606,783)	$(510,581,837)
Class B
Sales	1,310,316	$12,230,354	2,379,889	$22,137,157
Reinvestments	1,974,128	18,063,273	968,295	8,850,217
Redemptions	(3,926,797)	(37,366,087)	(9,274,523)	(86,387,716)
Net increase (decrease)	(642,353)	$(7,072,460)	(5,926,339)	$(55,400,342)
Class E
Sales	106,194	$1,027,049	178,019	$1,683,857
Reinvestments	140,288	1,307,485	65,983	614,306
Redemptions	(216,688)	(2,098,822)	(548,516)	(5,191,772)
Net increase (decrease)	29,794	$235,712	(304,514)	$(2,893,609)
Class G
Sales	893,521	$8,433,215	2,163,431	$20,000,481
Reinvestments	1,257,061	11,439,255	582,477	5,300,544
Redemptions	(2,262,700)	(21,390,997)	(5,285,389)	(48,911,078)
Net increase (decrease)	(112,118)	$(1,518,527)	(2,539,481)	$(23,610,053)
Increase (decrease) derived from capital shares transactions		$201,944,874		$(592,485,841)
See accompanying notes to financial statements.
BHFTII-263

Brighthouse Funds Trust II
MetLife Aggregate Bond Index Portfolio
Financial Highlights
Selected per share data
	Class A
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$9.76	$9.31	$9.52	$9.32	$11.04	$11.55
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.19	0.37	0.31	0.25	0.21	0.19
Net realized and unrealized gain (loss)	(0.13)	0.28	(0.23)	0.23	(1.65)	(0.41)
Total income (loss) from investment operations	0.06	0.65	0.08	0.48	(1.44)	(0.22)
Less Distributions
Distributions from net investment income	(0.41)	(0.20)	(0.29)	(0.28)	(0.28)	(0.29)
Total distributions	(0.41)	(0.20)	(0.29)	(0.28)	(0.28)	(0.29)
Net Asset Value, End of Period	$9.41	$9.76	$9.31	$9.52	$9.32	$11.04
Total Return (%) (b)	0.58 (c)	7.04	0.89	5.20	(13.09)	(1.93)
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.27 (d)	0.27	0.28	0.28	0.28	0.28
Net ratio of expenses to average net assets (%) (e)	0.26 (d)	0.26	0.28	0.28	0.27	0.27
Ratio of net investment income (loss) to average net assets (%)	3.88 (d)	3.85	3.26	2.67	2.13	1.69
Portfolio turnover rate (%)	10 (c)	18	20	17	15	28
Net assets, end of period (in millions)	$2,602.8	$2,487.7	$2,871.0	$1,006.1	$1,091.7	$1,469.1

	Class B
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$9.53	$9.09	$9.30	$9.10	$10.78	$11.29
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.17	0.34	0.26	0.22	0.18	0.16
Net realized and unrealized gain (loss)	(0.14)	0.27	(0.20)	0.23	(1.61)	(0.41)
Total income (loss) from investment operations	0.03	0.61	0.06	0.45	(1.43)	(0.25)
Less Distributions
Distributions from net investment income	(0.38)	(0.17)	(0.27)	(0.25)	(0.25)	(0.26)
Total distributions	(0.38)	(0.17)	(0.27)	(0.25)	(0.25)	(0.26)
Net Asset Value, End of Period	$9.18	$9.53	$9.09	$9.30	$9.10	$10.78
Total Return (%) (b)	0.32 (c)	6.80	0.64	5.03	(13.31)	(2.22)
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.52 (d)	0.52	0.53	0.53	0.53	0.53
Net ratio of expenses to average net assets (%) (e)	0.51 (d)	0.51	0.53	0.53	0.52	0.52
Ratio of net investment income (loss) to average net assets (%)	3.63 (d)	3.60	2.88	2.42	1.87	1.44
Portfolio turnover rate (%)	10 (c)	18	20	17	15	28
Net assets, end of period (in millions)	$461.1	$484.5	$515.9	$554.8	$566.9	$755.3
Please see  following page for Financial Highlights footnote legend.
See accompanying notes to financial statements.
BHFTII-264

Brighthouse Funds Trust II
MetLife Aggregate Bond Index Portfolio
Financial Highlights
Selected per share data
	Class E
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$9.71	$9.25	$9.46	$9.26	$10.97	$11.48
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.18	0.35	0.28	0.23	0.19	0.17
Net realized and unrealized gain (loss)	(0.14)	0.29	(0.21)	0.23	(1.64)	(0.41)
Total income (loss) from investment operations	0.04	0.64	0.07	0.46	(1.45)	(0.24)
Less Distributions
Distributions from net investment income	(0.39)	(0.18)	(0.28)	(0.26)	(0.26)	(0.27)
Total distributions	(0.39)	(0.18)	(0.28)	(0.26)	(0.26)	(0.27)
Net Asset Value, End of Period	$9.36	$9.71	$9.25	$9.46	$9.26	$10.97
Total Return (%) (b)	0.43 (c)	7.01	0.74	5.05	(13.25)	(2.08)
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.42 (d)	0.42	0.43	0.43	0.43	0.43
Net ratio of expenses to average net assets (%) (e)	0.41 (d)	0.41	0.43	0.43	0.42	0.42
Ratio of net investment income (loss) to average net assets (%)	3.73 (d)	3.70	2.99	2.52	1.98	1.54
Portfolio turnover rate (%)	10 (c)	18	20	17	15	28
Net assets, end of period (in millions)	$32.6	$33.5	$34.8	$36.5	$37.6	$48.2

	Class G
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$9.48	$9.04	$9.25	$9.06	$10.73	$11.24
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.17	0.33	0.26	0.21	0.18	0.15
Net realized and unrealized gain (loss)	(0.14)	0.28	(0.21)	0.23	(1.61)	(0.40)
Total income (loss) from investment operations	0.03	0.61	0.05	0.44	(1.43)	(0.25)
Less Distributions
Distributions from net investment income	(0.38)	(0.17)	(0.26)	(0.25)	(0.24)	(0.26)
Total distributions	(0.38)	(0.17)	(0.26)	(0.25)	(0.24)	(0.26)
Net Asset Value, End of Period	$9.13	$9.48	$9.04	$9.25	$9.06	$10.73
Total Return (%) (b)	0.28 (c)	6.79	0.61	4.90	(13.33)	(2.26)
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.57 (d)	0.57	0.58	0.58	0.58	0.58
Net ratio of expenses to average net assets (%) (e)	0.56 (d)	0.56	0.58	0.58	0.57	0.57
Ratio of net investment income (loss) to average net assets (%)	3.58 (d)	3.55	2.84	2.38	1.83	1.39
Portfolio turnover rate (%)	10 (c)	18	20	17	15	28
Net assets, end of period (in millions)	$289.1	$301.0	$310.1	$318.2	$309.9	$383.5

(a)	Per share amounts based on average shares outstanding during the period.
(b)
Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

(c)	Periods less than one year are not computed on an annualized basis.
(d)	Computed on an annualized basis.
(e)	Includes the effects of management fee waivers (see Note 5 of the Notes to Financial Statements).
See accompanying notes to financial statements.
BHFTII-265

Brighthouse Funds Trust II
MetLife Mid Cap Stock Index Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Common Stocks—97.0% of Net Assets

Security Description	Shares	Value

Aerospace & Defense — 4.5%
AeroVironment, Inc. (a) (b)	10,613	$1,751,888
ATI, Inc. (b)	44,915	8,852,747
BWX Technologies, Inc. (a)	30,153	5,869,282
Carpenter Technology Corp.	16,353	10,087,185
Curtiss-Wright Corp.	12,158	9,212,846
Hexcel Corp.	24,824	2,483,889
Kratos Defense & Security Solutions, Inc. (b)	61,716	3,077,160
Moog, Inc. - Class A	9,360	3,967,142
StandardAero, Inc. (b)	62,354	1,865,008
Woodward, Inc.	19,610	8,342,878
		55,510,025
Air Freight & Logistics — 0.2%
GXO Logistics, Inc. (b)	37,865	1,919,755
Automobile Components — 1.0%
Autoliv, Inc.	22,668	2,633,342
BorgWarner, Inc.	67,507	4,482,465
Gentex Corp.	70,087	1,771,098
Goodyear Tire & Rubber Co. (a) (b)	94,602	624,373
Lear Corp.	16,487	2,210,247
Visteon Corp.	8,785	871,560
		12,593,085
Automobiles — 0.2%
Harley-Davidson, Inc.	34,645	847,417
Thor Industries, Inc. (a)	17,310	1,301,019
		2,148,436
Banks — 5.7%
Associated Banc-Corp.	53,766	1,654,380
Bank OZK (a)	33,773	1,759,236
Columbia Banking System, Inc.	95,277	3,053,628
Commerce Bancshares, Inc.	44,619	2,576,747
Cullen/Frost Bankers, Inc.	20,668	3,193,619
East West Bancorp, Inc.	45,088	5,820,410
First Financial Bankshares, Inc.	42,913	1,484,790
First Horizon Corp.	156,207	4,005,147
Flagstar Bank NA (a)	98,771	1,475,639
FNB Corp.	117,155	2,235,317
Glacier Bancorp, Inc. (a)	42,404	2,187,198
Hancock Whitney Corp. (a)	26,710	1,995,771
Home BancShares, Inc. (a)	61,649	1,760,079
International Bancshares Corp.	17,804	1,352,214
Old National Bancorp	113,175	2,931,232
Pinnacle Financial Partners, Inc.	49,500	4,993,560
Prosperity Bancshares, Inc.	33,193	2,424,085
Southstate Bank Corp.	32,144	3,211,186
Texas Capital Bancshares, Inc.	14,373	1,484,156
UMB Financial Corp.	23,506	3,355,717
United Bankshares, Inc.	45,246	2,073,624
Valley National Bancorp	156,843	2,297,750
Webster Financial Corp.	53,326	4,075,173
Western Alliance Bancorp	33,700	2,770,140
Wintrust Financial Corp.	22,199	3,567,823
Security Description	Shares	Value
Banks—(Continued)
Zions Bancorp NA	48,411	$3,349,557
		71,088,178
Beverages — 0.4%
Boston Beer Co., Inc. - Class A (b)	2,461	435,671
Celsius Holdings, Inc. (a) (b)	52,164	1,527,362
Coca-Cola Consolidated, Inc.	18,601	3,551,303
		5,514,336
Biotechnology — 3.0%
Arrowhead Pharmaceuticals, Inc. (b)	46,359	3,778,722
BioMarin Pharmaceutical, Inc. (b)	63,613	3,639,936
Cytokinetics, Inc. (b)	44,685	3,806,715
Exelixis, Inc. (b)	82,726	4,501,122
Halozyme Therapeutics, Inc. (b)	39,038	3,055,504
Neurocrine Biosciences, Inc. (b)	33,093	5,577,329
Roivant Sciences Ltd. (b)	148,398	5,251,805
United Therapeutics Corp. (b)	13,971	7,569,907
		37,181,040
Broadline Retail — 0.3%
Macy's, Inc.	86,802	2,044,187
Ollie's Bargain Outlet Holdings, Inc. (b)	19,964	1,534,832
		3,579,019
Building Products — 1.9%
AAON, Inc. (a)	22,376	2,838,619
Advanced Drainage Systems, Inc.	23,586	3,702,059
Carlisle Cos., Inc.	13,288	4,820,222
Fortune Brands Innovations, Inc.	39,261	2,155,429
Owens Corning (a)	26,503	4,212,917
Simpson Manufacturing Co., Inc.	13,540	2,834,599
Trex Co., Inc. (b)	34,195	1,711,118
UFP Industries, Inc.	18,588	1,686,675
		23,961,638
Capital Markets — 2.2%
Affiliated Managers Group, Inc.	8,693	2,941,711
Carlyle Group, Inc.	85,302	3,592,067
Evercore, Inc. - Class A	12,731	4,346,872
Federated Hermes, Inc. (a)	23,835	1,316,169
Hamilton Lane, Inc. - Class A (a)	13,449	1,060,185
Houlihan Lokey, Inc.	17,845	2,393,550
Janus Henderson Group PLC	40,567	2,107,456
Jefferies Financial Group, Inc.	53,826	2,690,223
Morningstar, Inc.	7,259	1,132,549
SEI Investments Co.	30,084	2,638,668
Stifel Financial Corp.	50,487	3,522,478
		27,741,928
Chemicals — 1.6%
Ashland, Inc. (a)	15,069	992,896
Avient Corp.	30,183	1,115,564
Axalta Coating Systems Ltd. (b)	70,438	2,410,388
Cabot Corp.	16,989	1,542,941
See accompanying notes to financial statements.
BHFTII-266

Brighthouse Funds Trust II
MetLife Mid Cap Stock Index Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Chemicals—(Continued)
NewMarket Corp.	2,513	$1,988,386
Olin Corp.	37,486	742,973
RPM International, Inc.	42,005	4,668,856
Scotts Miracle-Gro Co.	14,744	1,004,214
Solstice Advanced Materials, Inc.	52,265	4,630,679
Westlake Corp.	10,963	800,299
		19,897,196
Commercial Services & Supplies — 1.4%
Brink's Co.	13,553	1,280,623
Clean Harbors, Inc. (b)	16,349	4,884,264
MSA Safety, Inc. (a)	11,943	2,085,009
RB Global, Inc.	61,315	7,140,132
Tetra Tech, Inc.	85,415	2,467,639
		17,857,667
Communications Equipment — 0.3%
Viavi Solutions, Inc. (b)	76,984	3,675,986
Construction & Engineering — 3.1%
AECOM	42,299	2,952,470
API Group Corp. (b)	126,900	5,374,215
Dycom Industries, Inc. (b)	9,880	4,995,229
Fluor Corp. (b)	45,968	2,408,264
IES Holdings, Inc. (b)	2,885	2,119,494
MasTec, Inc. (b)	20,279	8,437,281
Sterling Infrastructure, Inc. (b)	10,100	8,477,536
Valmont Industries, Inc.	6,390	3,690,864
		38,455,353
Construction Materials — 0.3%
Eagle Materials, Inc.	10,345	2,327,625
Knife River Corp. (b)	18,679	1,562,498
		3,890,123
Consumer Finance — 0.7%
Ally Financial, Inc.	91,803	4,218,348
FirstCash Holdings, Inc. (a)	12,697	2,746,615
SLM Corp.	62,070	1,610,096
		8,575,059
Consumer Staples Distribution & Retail — 1.9%
Albertsons Cos., Inc. - Class A	117,188	1,585,554
BJ's Wholesale Club Holdings, Inc. (b)	42,026	3,665,508
Maplebear, Inc. (b)	54,147	2,563,860
Performance Food Group Co. (b)	51,702	5,779,766
Sprouts Farmers Market, Inc. (a) (b)	30,951	2,617,836
U.S. Foods Holding Corp. (b)	72,480	7,411,080
		23,623,604
Containers & Packaging — 0.9%
AptarGroup, Inc.	21,004	2,629,701
Crown Holdings, Inc.	36,366	4,066,446
Graphic Packaging Holding Co. (a)	97,382	1,029,328
Greif, Inc. - Class A	8,154	607,391
Security Description	Shares	Value
Containers & Packaging—(Continued)
Silgan Holdings, Inc. (a)	28,868	$1,339,186
Sonoco Products Co. (a)	32,539	1,833,573
		11,505,625
Diversified Consumer Services — 0.7%
Duolingo, Inc. (a) (b)	13,243	1,523,210
Graham Holdings Co. - Class B	1,101	1,256,703
Grand Canyon Education, Inc. (b)	8,630	1,235,039
H&R Block, Inc. (a)	41,719	1,588,660
Service Corp. International	45,409	3,449,268
		9,052,880
Diversified REITs — 0.4%
WP Carey, Inc.	73,308	5,241,522
Electric Utilities — 0.8%
IDACORP, Inc. (a)	18,236	2,759,107
OGE Energy Corp.	67,922	3,305,084
Portland General Electric Co.	38,089	1,974,153
TXNM Energy, Inc.	32,792	1,861,930
		9,900,274
Electrical Equipment — 2.6%
Acuity, Inc.	9,912	3,733,454
EnerSys	12,129	2,836,003
Nextpower, Inc. - Class A (b)	48,867	5,822,014
nVent Electric PLC	53,226	9,027,662
Regal Rexnord Corp.	21,910	5,218,743
Sensata Technologies Holding PLC	47,864	2,285,027
Vicor Corp. (b)	7,691	2,920,888
		31,843,791
Electronic Equipment, Instruments & Components — 4.0%
Advanced Energy Industries, Inc.	12,517	4,667,214
Arrow Electronics, Inc. (b)	16,829	3,591,477
Avnet, Inc.	26,996	2,397,785
Belden, Inc. (a)	12,817	1,536,886
Cognex Corp.	54,772	3,966,588
Crane NXT Co. (a)	16,286	833,192
Fabrinet (b)	11,793	6,628,609
IPG Photonics Corp. (b)	8,381	983,259
Littelfuse, Inc.	8,323	3,789,712
Novanta, Inc. (a) (b)	11,721	1,901,615
Sanmina Corp. (b)	17,640	4,464,331
TD SYNNEX Corp.	24,607	6,578,435
TTM Technologies, Inc. (b)	34,179	6,392,157
Vontier Corp. (a)	46,340	1,343,860
		49,075,120
Energy Equipment & Services — 1.2%
NOV, Inc.	118,117	2,191,070
TechnipFMC PLC	131,221	8,699,952
Valaris Ltd. (b)	21,196	1,538,830
Weatherford International PLC	23,672	1,929,268
		14,359,120
See accompanying notes to financial statements.
BHFTII-267

Brighthouse Funds Trust II
MetLife Mid Cap Stock Index Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Entertainment — 0.6%
Roku, Inc. (b)	43,178	$5,964,609
Warner Music Group Corp. - Class A	48,129	1,302,852
		7,267,461
Financial Services — 1.7%
Corebridge Financial, Inc.	79,670	2,280,952
Equitable Holdings, Inc.	92,654	4,065,658
Essent Group Ltd.	30,329	1,949,548
Euronet Worldwide, Inc. (a) (b)	11,654	852,956
MGIC Investment Corp.	69,605	1,962,861
Shift4 Payments, Inc. - Class A (a) (b)	19,320	939,725
Toast, Inc. - Class A (b)	154,543	4,299,386
Voya Financial, Inc.	29,840	2,701,415
WEX, Inc. (a) (b)	11,410	1,609,837
		20,662,338
Food Products — 0.6%
Darling Ingredients, Inc. (b)	52,306	2,856,954
Ingredion, Inc.	20,754	1,965,611
Marzetti Co.	6,678	762,361
Pilgrim's Pride Corp.	14,094	396,182
Post Holdings, Inc. (a) (b)	13,126	1,158,501
		7,139,609
Gas Utilities — 0.9%
National Fuel Gas Co. (a)	31,278	2,414,974
New Jersey Resources Corp. (a)	33,215	1,861,369
ONE Gas, Inc.	20,656	1,591,958
Southwest Gas Holdings, Inc.	21,200	1,880,016
Spire, Inc.	19,456	1,519,319
UGI Corp.	70,561	2,437,177
		11,704,813
Ground Transportation — 1.8%
Avis Budget Group, Inc. (b)	5,581	825,039
Knight-Swift Transportation Holdings, Inc.	53,480	4,164,488
Landstar System, Inc.	11,167	2,309,447
Ryder System, Inc.	12,734	3,358,847
Saia, Inc. (b) (c)	8,778	3,696,943
XPO, Inc. (b)	38,642	7,932,816
		22,287,580
Health Care Equipment & Supplies — 1.1%
Dentsply Sirona, Inc.	65,931	699,528
Envista Holdings Corp. (b)	53,557	1,411,227
Globus Medical, Inc. - Class A (b)	37,294	2,946,599
Haemonetics Corp. (b)	15,294	1,147,050
Lantheus Holdings, Inc. (b)	21,428	2,377,222
LivaNova PLC (b)	18,079	1,486,636
Penumbra, Inc. (b)	12,945	4,087,384
		14,155,646
Health Care Providers & Services — 1.6%
Chemed Corp.	4,369	2,034,818
Encompass Health Corp.	32,648	3,300,060
Security Description	Shares	Value
Health Care Providers & Services—(Continued)
Ensign Group, Inc.	19,076	$3,057,883
HealthEquity, Inc. (b)	27,803	2,511,167
Hims & Hers Health, Inc. (a) (b)	69,749	2,418,198
Option Care Health, Inc. (b)	51,681	1,083,750
Tenet Healthcare Corp. (b)	28,350	5,303,718
		19,709,594
Health Care REITs — 1.2%
American Healthcare REIT, Inc. (a)	63,429	3,307,822
CareTrust REIT, Inc.	77,751	3,137,253
Healthcare Realty Trust, Inc. (a)	114,047	2,300,328
Omega Healthcare Investors, Inc.	98,013	4,673,260
Sabra Health Care REIT, Inc. (a)	83,001	1,619,349
		15,038,012
Health Care Technology — 0.1%
Doximity, Inc. - Class A (b)	44,040	913,390
Hotel & Resort REITs — 0.1%
Park Hotels & Resorts, Inc. (a)	66,272	944,376
Hotels, Restaurants & Leisure — 2.5%
Aramark	86,543	4,924,297
Boyd Gaming Corp.	18,103	1,599,038
Cava Group, Inc. (b)	32,949	2,585,838
Choice Hotels International, Inc. (a)	6,680	736,604
Churchill Downs, Inc.	21,791	1,953,345
Dutch Bros, Inc. - Class A (b)	41,992	3,015,445
Hilton Grand Vacations, Inc. (b)	19,763	1,034,988
Hyatt Hotels Corp. - Class A (a)	13,504	2,617,615
Planet Fitness, Inc. - Class A (b)	26,042	1,358,611
Texas Roadhouse, Inc.	21,633	4,180,145
Travel & Leisure Co.	20,544	1,570,178
Vail Resorts, Inc. (a)	11,728	1,596,767
Wingstop, Inc. (a)	8,963	1,554,274
Wyndham Hotels & Resorts, Inc.	24,638	2,074,766
		30,801,911
Household Durables — 1.8%
KB Home	20,618	1,290,481
SharkNinja, Inc. (b)	23,289	3,546,216
Somnigroup International, Inc.	69,227	5,427,397
Taylor Morrison Home Corp. (b)	30,749	2,205,933
Toll Brothers, Inc.	31,170	5,135,258
TopBuild Corp. (b)	9,225	3,270,539
Whirlpool Corp.	21,334	840,986
		21,716,810
Independent Power and Renewable Electricity Producers — 0.6%
Ormat Technologies, Inc. (a)	20,225	2,202,502
Talen Energy Corp. (b)	14,941	5,741,229
		7,943,731
Industrial REITs — 0.9%
EastGroup Properties, Inc.	17,664	3,577,490
First Industrial Realty Trust, Inc.	43,631	2,675,017
See accompanying notes to financial statements.
BHFTII-268

Brighthouse Funds Trust II
MetLife Mid Cap Stock Index Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Industrial REITs—(Continued)
Rexford Industrial Realty, Inc. (a)	73,707	$2,469,184
STAG Industrial, Inc.	62,929	2,395,078
		11,116,769
Insurance — 3.3%
American Financial Group, Inc.	22,697	3,176,218
Brighthouse Financial, Inc. (b) (d)	18,820	1,191,306
CNO Financial Group, Inc.	30,723	1,566,258
Fidelity National Financial, Inc.	83,270	3,927,013
First American Financial Corp.	33,537	2,300,303
Hanover Insurance Group, Inc.	11,515	2,465,592
Kinsale Capital Group, Inc. (a)	7,211	2,378,260
Old Republic International Corp.	73,746	3,017,686
Primerica, Inc.	10,264	2,917,029
Reinsurance Group of America, Inc.	21,562	4,585,159
RenaissanceRe Holdings Ltd.	14,032	4,446,741
RLI Corp.	30,258	1,787,340
Ryan Specialty Holdings, Inc. (a)	37,497	1,415,887
Selective Insurance Group, Inc.	19,704	1,911,485
Unum Group	48,379	4,325,083
		41,411,360
Interactive Media & Services — 0.3%
Pinterest, Inc. - Class A (b)	158,554	3,334,391
IT Services — 1.9%
DigitalOcean Holdings, Inc. (a) (b)	26,792	4,207,148
Kyndryl Holdings, Inc. (a) (b)	74,199	839,191
Okta, Inc. (b)	55,180	7,529,311
Twilio, Inc. - Class A (b)	49,952	10,306,596
		22,882,246
Leisure Products — 0.5%
Brunswick Corp.	21,384	1,801,388
Mattel, Inc. (b)	95,642	1,327,511
Polaris, Inc.	17,786	1,217,274
YETI Holdings, Inc. (b)	24,933	1,235,679
		5,581,852
Life Sciences Tools & Services — 1.8%
Avantor, Inc. (b)	224,709	2,224,619
Bio-Rad Laboratories, Inc. - Class A (a) (b)	5,928	1,740,520
Bruker Corp. (a)	36,573	2,200,963
Illumina, Inc. (b)	49,796	8,755,631
Medpace Holdings, Inc. (b)	7,426	3,932,735
Repligen Corp. (a) (b)	17,451	2,381,015
Sotera Health Co. (b)	87,284	1,549,291
		22,784,774
Machinery — 5.5%
AGCO Corp.	19,780	2,367,666
Chart Industries, Inc. (b)	14,795	3,091,267
CNH Industrial NV	289,747	3,253,859
Crane Co.	16,155	3,603,696
Donaldson Co., Inc.	38,117	3,421,763
Security Description	Shares	Value
Machinery—(Continued)
Esab Corp. (a)	18,835	$1,857,696
Flowserve Corp. (a)	42,064	3,119,466
Graco, Inc.	54,623	4,130,045
ITT, Inc.	29,424	5,818,890
Lincoln Electric Holdings, Inc. (a)	18,032	4,787,676
Middleby Corp. (b)	13,690	2,354,817
Mueller Industries, Inc.	36,391	4,473,546
Oshkosh Corp.	20,521	3,149,563
RBC Bearings, Inc. (b)	10,382	6,686,631
SPX Technologies, Inc. (b)	16,478	4,039,911
Terex Corp.	37,585	2,720,778
Timken Co.	20,814	3,024,691
Toro Co.	31,902	3,107,893
Watts Water Technologies, Inc. - Class A	9,043	3,539,882
		68,549,736
Marine Transportation — 0.2%
Kirby Corp. (b)	17,608	2,394,160
Media — 0.6%
New York Times Co. - Class A	53,015	3,709,990
Nexstar Media Group, Inc. (a)	9,448	1,687,318
Sirius XM Holdings, Inc. (a)	62,041	1,832,691
		7,229,999
Metals & Mining — 2.6%
Alcoa Corp.	86,851	4,528,411
Cleveland-Cliffs, Inc. (b)	187,736	1,762,841
Coeur Mining, Inc.	340,480	5,556,634
Commercial Metals Co.	36,495	2,290,061
Hecla Mining Co. (a)	220,745	3,406,095
MP Materials Corp. (a) (b)	44,529	2,494,069
Reliance, Inc.	16,802	6,277,227
Royal Gold, Inc.	26,814	5,352,343
		31,667,681
Mortgage Real Estate Investment Trusts — 0.6%
Annaly Capital Management, Inc.	241,172	5,392,606
Starwood Property Trust, Inc. (a)	114,700	1,878,786
		7,271,392
Multi-Utilities — 0.3%
Black Hills Corp.	25,055	1,864,092
Northwestern Energy Group, Inc.	20,243	1,449,804
		3,313,896
Office REITs — 0.5%
COPT Defense Properties	37,146	1,351,743
Cousins Properties, Inc.	54,153	1,623,507
Kilroy Realty Corp.	35,208	1,319,244
Vornado Realty Trust	52,002	2,043,678
		6,338,172
Oil, Gas & Consumable Fuels — 3.1%
Antero Midstream Corp.	109,428	2,489,487
See accompanying notes to financial statements.
BHFTII-269

Brighthouse Funds Trust II
MetLife Mid Cap Stock Index Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Oil, Gas & Consumable Fuels—(Continued)
Antero Resources Corp. (b)	96,875	$3,404,188
Chord Energy Corp.	18,529	2,117,865
CNX Resources Corp. (a) (b)	46,563	1,579,883
DT Midstream, Inc.	33,575	4,926,795
HF Sinclair Corp.	50,432	3,512,589
Matador Resources Co.	38,417	1,912,398
Murphy Oil Corp.	44,348	1,443,971
Ovintiv, Inc.	90,639	4,772,143
PBF Energy, Inc. - Class A	27,645	1,258,400
Permian Resources Corp. - Class A	259,035	4,768,834
Range Resources Corp.	77,548	2,884,010
Viper Energy, Inc. - Class A	63,920	2,710,208
		37,780,771
Paper & Forest Products — 0.1%
Louisiana-Pacific Corp. (a)	20,924	1,645,882
Passenger Airlines — 0.5%
Alaska Air Group, Inc. (a) (b)	36,673	1,914,331
American Airlines Group, Inc. (b)	217,676	3,933,405
		5,847,736
Personal Care Products — 0.1%
elf Beauty, Inc. (b)	19,435	1,438,190
Pharmaceuticals — 0.7%
Elanco Animal Health, Inc. (b)	164,379	4,045,367
Jazz Pharmaceuticals PLC (b)	20,650	4,976,031
		9,021,398
Professional Services — 2.0%
Booz Allen Hamilton Holding Corp.	39,690	2,407,992
CACI International, Inc. - Class A (b) (c)	7,271	3,368,364
ExlService Holdings, Inc. (b)	50,284	1,300,344
Exponent, Inc.	15,966	938,162
FTI Consulting, Inc. (b)	9,732	1,450,165
Genpact Ltd.	51,883	1,426,783
KBR, Inc.	41,729	1,440,902
Maximus, Inc.	17,292	929,618
Parsons Corp. (b)	17,604	922,274
Paylocity Holding Corp. (b)	14,274	1,492,061
Science Applications International Corp.	14,186	1,566,276
TransUnion	63,454	4,577,572
UL Solutions, Inc. - Class A (a)	25,608	2,608,431
		24,428,944
Real Estate Management & Development — 0.4%
Jones Lang LaSalle, Inc. (b)	15,270	4,732,936
Residential REITs — 0.7%
American Homes 4 Rent - Class A	104,254	3,494,594
Equity LifeStyle Properties, Inc.	63,829	4,113,779
Independence Realty Trust, Inc.	77,435	1,292,390
		8,900,763
Security Description	Shares	Value
Retail REITs — 0.9%
Agree Realty Corp. (a)	39,467	$2,989,231
Brixmor Property Group, Inc.	100,986	3,184,089
Kite Realty Group Trust	66,833	1,896,720
NNN REIT, Inc. (a)	62,614	2,913,429
		10,983,469
Semiconductors & Semiconductor Equipment — 5.6%
Allegro MicroSystems, Inc. (a) (b)	40,858	2,844,534
Amkor Technology, Inc.	37,527	3,235,953
Cirrus Logic, Inc. (b)	16,788	2,493,522
Entegris, Inc.	50,191	9,027,353
Lattice Semiconductor Corp. (b)	45,092	6,897,272
MACOM Technology Solutions Holdings, Inc. (b)	21,595	8,214,090
MKS, Inc.	22,230	9,887,904
Onto Innovation, Inc. (b)	16,372	6,195,983
Rambus, Inc. (b)	35,590	4,724,217
Semtech Corp. (b)	30,646	4,960,055
Silicon Laboratories, Inc. (b)	10,855	2,372,469
SiTime Corp. (b)	7,298	5,441,097
Synaptics, Inc. (b)	12,717	1,579,833
Universal Display Corp.	14,309	1,239,016
		69,113,298
Software — 2.6%
Appfolio, Inc. - Class A (b)	7,908	1,268,048
Bentley Systems, Inc. - Class B (a)	49,060	1,466,403
Bill Holdings, Inc. (b)	29,173	1,054,896
Commvault Systems, Inc. (a) (b)	13,576	1,924,126
Docusign, Inc. (b)	63,945	2,840,437
Dolby Laboratories, Inc. - Class A	19,861	1,044,291
Dropbox, Inc. - Class A (b)	49,292	1,354,051
Dynatrace, Inc. (b)	96,976	4,258,216
Guidewire Software, Inc. (b)	27,862	3,428,419
InterDigital, Inc. (a)	8,506	2,408,304
Manhattan Associates, Inc. (b)	19,472	2,711,476
Nutanix, Inc. - Class A (b)	87,287	4,448,146
Pegasystems, Inc. (a)	29,700	890,109
Qualys, Inc. (a) (b)	11,590	1,593,509
UiPath, Inc. - Class A (a) (b)	140,562	1,527,909
		32,218,340
Specialized REITs — 1.3%
CubeSmart	74,517	2,963,541
EPR Properties (a)	25,180	1,460,692
Gaming & Leisure Properties, Inc.	93,214	4,150,819
Lamar Advertising Co. - Class A	28,652	4,469,139
National Storage Affiliates Trust	23,372	1,039,353
Rayonier, Inc. (a)	91,063	1,937,821
		16,021,365
Specialty Retail — 2.9%
Abercrombie & Fitch Co. - Class A (b)	14,724	1,325,307
AutoNation, Inc. (a) (b)	8,260	1,534,626
Bath & Body Works, Inc.	66,279	1,533,033
Burlington Stores, Inc. (b)	20,679	6,551,107
See accompanying notes to financial statements.
BHFTII-270

Brighthouse Funds Trust II
MetLife Mid Cap Stock Index Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares/ Principal Amount*	Value
Specialty Retail—(Continued)
Chewy, Inc. - Class A (b)	79,054	$1,553,411
Dick's Sporting Goods, Inc. (a)	21,682	4,917,695
Five Below, Inc. (b)	18,199	3,271,998
Floor & Decor Holdings, Inc. - Class A (b)	35,576	2,111,791
GameStop Corp. - Class A (a) (b)	135,764	2,997,669
Gap, Inc.	73,347	1,370,122
Lithia Motors, Inc. (a)	7,506	2,180,418
Murphy USA, Inc.	5,532	2,981,029
Penske Automotive Group, Inc.	6,059	1,084,258
RH (a) (b)	5,101	840,288
Valvoline, Inc. (a) (b)	41,974	1,659,652
		35,912,404
Technology Hardware, Storage & Peripherals — 0.7%
Everpure, Inc. - Class A (b)	103,852	8,182,499
Textiles, Apparel & Luxury Goods — 0.5%
Capri Holdings Ltd. (b)	39,218	728,278
Columbia Sportswear Co.	7,910	488,996
Crocs, Inc. (a) (b)	16,354	1,972,947
PVH Corp.	15,164	1,126,079
VF Corp.	108,169	1,804,259
		6,120,559
Trading Companies & Distributors — 1.7%
Applied Industrial Technologies, Inc.	12,165	4,113,595
Core & Main, Inc. - Class A (b)	61,921	2,987,688
GATX Corp.	11,684	2,070,288
MSC Industrial Direct Co., Inc. - Class A	15,068	1,792,339
Watsco, Inc. (a)	11,521	4,801,146
WESCO International, Inc.	16,030	5,537,243
		21,302,299
Water Utilities — 0.3%
Essential Utilities, Inc.	93,349	3,576,200
Total Common Stocks (Cost $856,415,700)		1,199,579,512

Investment Companies—2.1%
Exchange-Traded Funds — 2.1%
State Street SPDR S&P MidCap 400 ETF Trust	36,500	25,671,910
Total Investment Companies (Cost $25,016,279)		25,671,910

Short-Term Investments—1.5%
Discount Note—0.2%
Federal Home Loan Bank
3.656%, 07/01/26 (e)	2,995,000	2,994,700
Security Description	Principal Amount*/ Shares	Value
U.S. Treasury—1.3%
U.S. Treasury Bills
3.605%, 07/07/26 (e)	15,615,000	$15,605,717
Total Short-Term Investments (Cost $18,600,618)		18,600,417

Securities Lending Reinvestments (f)—7.0%
Short-Term Investment Funds—4.9%
Allspring Government Money Market Fund, Select Class 3.570% (g)	10,000,000	10,000,000
BlackRock Liquidity Funds FedFund, Institutional Shares 3.540% (g)	10,000,000	10,000,000
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class 3.520% (g)	7,000,000	7,000,000
Fidelity Investments Money Market Government Portfolio, Class I 3.530% (g)	5,000,000	5,000,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 3.530% (g)	2,000,000	2,000,000
Invesco STIT-Government & Agency Portfolio, Institutional Class 3.570% (g)	10,000,000	10,000,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares 3.560% (g)	10,000,000	10,000,000
RBC BlueBay U.S. Government Money Market Fund, Institutional Shares 3.550% (g)	2,000,000	2,000,000
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.580% (g)	5,000,000	5,000,000
		61,000,000

Repurchase Agreements—2.0%
Bank of Montreal
Repurchase Agreement dated 06/30/26 at 3.750%, due on 07/01/26 with a maturity value of $1,600,167; collateralized by various Common Stock with an aggregate market value of $1,783,337	1,600,000	1,600,000
Bank of Nova Scotia
Repurchase Agreement dated 06/30/26 at 3.770%, due on 07/01/26 with a maturity value of $500,052; collateralized by various Common Stock with an aggregate market value of $555,905	500,000	500,000
Citigroup Global Markets, Inc.
Repurchase Agreement dated 06/30/26 at 3.630%, due on 07/01/26 with a maturity value of $7,000,706; collateralized by U.S. Treasury Obligations with rates ranging from 0.625% - 4.375%, maturity dates ranging from 11/30/28 - 05/15/42, and an aggregate market value of $7,140,001	7,000,000	7,000,000
Repurchase Agreement dated 06/30/26 at 4.110%, due on 01/04/27 with a maturity value of $3,064,390; collateralized by various Common Stock with an aggregate market value of $3,300,000	3,000,000	3,000,000
HSBC Bank PLC
Repurchase Agreement dated 06/30/26 at 3.820%, due on 07/01/26 with a maturity value of $500,053; collateralized by various Common Stock with an aggregate market value of $556,112	500,000	500,000
See accompanying notes to financial statements.
BHFTII-271

Brighthouse Funds Trust II
MetLife Mid Cap Stock Index Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Securities Lending Reinvestments (f)—(Continued)
Security Description	Principal Amount*	Value
Repurchase Agreements—(Continued)
Jefferies LLC
Repurchase Agreement dated 06/30/26 at 3.690%, due on 07/01/26 with a maturity value of $2,679,038; collateralized by U.S. Government Agency Obligations with rates ranging from 4.628% - 6.500%, maturity dates ranging from 07/25/55 - 06/20/56, and an aggregate market value of $2,732,350	2,678,764	$2,678,764
National Bank Financial, Inc.
Repurchase Agreement dated 06/30/26 at 3.770%, due on 07/01/26 with a maturity value of $1,000,105; collateralized by various Common Stock with an aggregate market value of $1,114,608	1,000,000	1,000,000
National Bank of Canada
Repurchase Agreement dated 06/30/26 at 3.790%, due on 07/07/26 with a maturity value of $7,005,159; collateralized by various Common Stock with an aggregate market value of $7,802,384	7,000,000	7,000,000
NBC Global Finance Ltd.
Repurchase Agreement dated 06/30/26 at 3.780%, due on 07/01/26 with a maturity value of $500,053; collateralized by various Common Stock with an aggregate market value of $557,631	500,000	500,000
Royal Bank of Canada Toronto
Repurchase Agreement dated 06/30/26 at 3.890%, due on 08/04/26 with a maturity value of $1,003,782; collateralized by various Common Stock with an aggregate market value of $1,111,231	1,000,000	1,000,000
Societe Generale
Repurchase Agreement dated 06/30/26 at 3.630%, due on 07/01/26 with a maturity value of $100,010; collateralized by U.S. Treasury Obligations with rates ranging from 0.625% - 1.625%, maturity dates ranging from 12/31/27 - 11/15/50, and an aggregate market value of $102,000	100,000	100,000
		24,878,764
Time Deposit—0.1%
National Bank of Canada
3.690%, OBFR + 0.070%, 07/07/26 (h)	1,000,000	1,000,000
Total Securities Lending Reinvestments (Cost $86,878,764)		86,878,764
Total Investments—107.6% (Cost $986,911,361)		1,330,730,603
Other assets and liabilities (net)—(7.6)%		(93,498,172)
Net Assets—100.0%		$1,237,232,431

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of June 30, 2026, the market value of securities loaned was $117,188,695 and the collateral received consisted of cash in the amount of $86,878,764 and non-cash collateral with a value of $32,956,043. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending
Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio. As such, this collateral is excluded from the Statement of Assets and
Liabilities.

(b)	Non-income producing security.
(c)	All or a portion of the security was pledged as collateral against open futures contracts. As of June 30, 2026, the market value of securities pledged was $3,958,840.
(d)	Affiliated Issuer. (See the table that follows for a summary of transactions in affiliated issuers.)
(e)	The rate shown represents current yield to maturity.
(f)	Represents investment of cash collateral received from securities on loan as of June 30, 2026.
(g)	The rate shown represents the annualized seven-day yield as of June 30, 2026.
(h)
Variable or floating rate security. The stated rate represents the rate at June 30, 2026. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

See accompanying notes to financial statements.
BHFTII-272

Brighthouse Funds Trust II
MetLife Mid Cap Stock Index Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Transactions in Securities of Affiliated Issuers
A summary of the Portfolio’s transactions in the securities of affiliated issuers for the six months ended June 30, 2026 is as follows:
Security Description	Market Value December 31, 2025	Purchases	Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of June 30, 2026
Brighthouse Financial, Inc.	$1,282,389	$22,553	$(83,001)	$32,845	$(63,480)	$1,191,306

Security Description	Number of shares held at June 30, 2026
Brighthouse Financial, Inc.	18,820
Investment Transactions
Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended June 30, 2026 were as follows:
Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$0	$198,685,172	$0	$285,951,251
The following table provides a breakdown of transactions accounted for as secured borrowings, the gross obligations by the type of collateral pledged, and the remaining contractual maturities of those transactions.
Remaining Contractual Maturity of the Agreements As of June 30, 2026
	Overnight and Continuous	Up to 30 Days	31 - 90 Days	Greater than 90 days	Total
Securities Lending Transactions
Common Stocks	$(86,878,764)	$—	$—	$—	$(86,878,764)
Gross amount of recognized liabilities for securities lending transactions					$(86,878,764)
Investments in Derivative Instruments
Futures Contracts
Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
S&P Midcap 400 Index E-Mini Futures	09/18/26	47	USD	18,259,500	$824,341
Effects of Derivative Instruments on the Financial Statements
The following table summarizes the fair value of derivatives held by the Portfolio at June 30, 2026 by category of risk exposure:
	Asset Derivatives
Risk Exposure	Statement of Assets & Liabilities Location	Fair Value
Equity	Unrealized appreciation on futures contracts (a)	$824,341

(a)
Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only the current day's variation margin is reported within the Statement of Assets and
Liabilities.

See accompanying notes to financial statements.
BHFTII-273

Brighthouse Funds Trust II
MetLife Mid Cap Stock Index Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
The following tables summarize the effect of derivative instruments on the Statement of Operations, classified by derivative type and category of risk exposure, for the six months ended June 30, 2026:
Statement of Operations Location—Net Realized Gain (Loss)	Equity
Futures contracts	$2,005,356

Statement of Operations Location—Net Change in Unrealized Appreciation (Depreciation)	Equity
Futures contracts	$1,210,779
For the six months ended June 30, 2026, the average notional par or face amount outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par or Face Amount‡
Futures contracts long	$17,739,837

‡	Averages are based on activity levels during the period for which the amounts are outstanding.
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2026. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.
Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$1,199,579,512	$—	$—	$1,199,579,512
Total Investment Companies*	25,671,910	—	—	25,671,910
Total Short-Term Investments*	—	18,600,417	—	18,600,417
Securities Lending Reinvestments
Short-Term Investment Funds	61,000,000	—	—	61,000,000
Repurchase Agreements	—	24,878,764	—	24,878,764
Time Deposit	—	1,000,000	—	1,000,000
Total Securities Lending Reinvestments	61,000,000	25,878,764	—	86,878,764
Total Investments	$1,286,251,422	$44,479,181	$—	$1,330,730,603
Collateral for Securities Loaned (Liability)	$—	$(86,878,764)	$—	$(86,878,764)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$824,341	$—	$—	$824,341

*	See Schedule of Investments for additional detailed categorizations.
See accompanying notes to financial statements.
BHFTII-274

Brighthouse Funds Trust II
MetLife Mid Cap Stock Index Portfolio
Statement of Assets and Liabilities

June 30, 2026 (Unaudited)
Assets
Investments at value (a) (b)	$1,329,539,297
Affiliated investments at value (c)	1,191,306
Cash	579
Receivable for:
Investments sold	1,261,936
Fund shares sold	345,774
Dividends	1,075,623
Variation margin on futures contracts	143,774
Total Assets	1,333,558,289
Liabilities
Collateral for securities loaned	86,878,764
Payable for:
Investments purchased	6,418,637
Fund shares redeemed	2,076,510
Accrued Expenses:
Management fees	246,940
Distribution and service fees	103,934
Deferred trustees’ fees	259,582
Other expenses	341,491
Total Liabilities	96,325,858
Net Assets	$1,237,232,431
Net Assets Consist of:
Paid in surplus	$797,660,705
Distributable earnings (Accumulated losses)	439,571,726
Net Assets	$1,237,232,431
Net Assets
Class A	$752,061,511
Class B	276,455,845
Class E	23,987,041
Class G	184,728,034
Capital Shares Outstanding*
Class A	40,214,839
Class B	15,268,012
Class E	1,304,823
Class G	10,404,725
Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$18.70
Class B	18.11
Class E	18.38
Class G	17.75

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments, excluding affiliated investments, was $986,173,601.
(b)	Includes securities loaned at value of $117,188,695.
(c)	Identified cost of affiliated investments was $737,760.
Statement of Operations

Six Months Ended June 30, 2026 (Unaudited)
Investment Income
Dividends (a)	$8,104,392
Interest	307,711
Securities lending income, net	100,821
Total investment income	8,512,924
Expenses
Management fees	1,478,445
Administration fees	34,481
Custodian and accounting fees	32,721
Distribution and service fees—Class B	335,598
Distribution and service fees—Class E	17,415
Distribution and service fees—Class G	266,453
Audit and tax services	24,946
Legal	23,184
Trustees’ fees and expenses	39,804
Shareholder reporting	60,438
Insurance	5,195
Miscellaneous	108,735
Total expenses	2,427,415
Less management fee waiver	(21,946)
Net expenses	2,405,469
Net Investment Income	6,107,455
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	90,052,132
Affiliated investments	32,845
Futures contracts	2,005,356
Net realized gain (loss)	92,090,333
Net change in unrealized appreciation (depreciation) on:
Investments	89,287,270
Affiliated investments	(63,480)
Futures contracts	1,210,779
Net change in unrealized appreciation (depreciation)	90,434,569
Net realized and unrealized gain (loss)	182,524,902
Net Increase (Decrease) in Net Assets From Operations	$188,632,357

(a)	Net of foreign withholding taxes of $5,920.
See accompanying notes to financial statements.
BHFTII-275

Brighthouse Funds Trust II
MetLife Mid Cap Stock Index Portfolio
Statements of Changes in Net Assets
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
Increase (Decrease) in Net Assets:
From Operations
Net investment income (loss)	$6,107,455	$13,497,459
Net realized gain (loss)	92,090,333	97,080,243
Net change in unrealized appreciation (depreciation)	90,434,569	(32,239,461)
Increase (decrease) in net assets from operations	188,632,357	78,338,241
From Distributions to Shareholders
Class A	(67,814,842)	(62,029,605)
Class B	(25,142,122)	(22,732,010)
Class E	(2,156,616)	(2,010,921)
Class G	(16,986,103)	(14,451,236)
Total distributions	(112,099,683)	(101,223,772)
Increase (decrease) in net assets from capital share transactions	5,974,830	(74,916,255)
Total increase (decrease) in net assets	82,507,504	(97,801,786)
Net Assets
Beginning of period	1,154,724,927	1,252,526,713
End of period	$1,237,232,431	$1,154,724,927

Other Information:
Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31, 2025
	Shares	Value	Shares	Value
Class A
Sales	1,853,640	$35,598,465	1,960,210	$34,014,007
Reinvestments	3,728,139	67,814,842	3,845,605	62,029,605
Redemptions	(4,696,105)	(89,174,205)	(9,589,093)	(162,988,585)
Net increase (decrease)	885,674	$14,239,102	(3,783,278)	$(66,944,973)
Class B
Sales	85,338	$1,571,602	466,553	$7,616,000
Reinvestments	1,427,718	25,142,122	1,451,597	22,732,010
Redemptions	(1,797,795)	(32,824,234)	(2,564,332)	(42,919,530)
Net increase (decrease)	(284,739)	$(6,110,510)	(646,182)	$(12,571,520)
Class E
Sales	19,770	$373,425	79,077	$1,319,600
Reinvestments	120,616	2,156,616	126,632	2,010,921
Redemptions	(164,117)	(3,034,073)	(332,324)	(5,604,032)
Net increase (decrease)	(23,731)	$(504,032)	(126,615)	$(2,273,511)
Class G
Sales	144,373	$2,594,931	1,049,839	$17,185,216
Reinvestments	983,561	16,986,103	939,002	14,451,236
Redemptions	(1,185,003)	(21,230,764)	(1,508,390)	(24,762,703)
Net increase (decrease)	(57,069)	$(1,649,730)	480,451	$6,873,749
Increase (decrease) derived from capital shares transactions		$5,974,830		$(74,916,255)
See accompanying notes to financial statements.
BHFTII-276

Brighthouse Funds Trust II
MetLife Mid Cap Stock Index Portfolio
Financial Highlights
Selected per share data
	Class A
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$17.58	$17.93	$16.88	$15.73	$22.29	$19.01
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.11	0.22	0.23	0.22	0.23	0.21
Net realized and unrealized gain (loss)	2.85	0.93	1.99	2.20	(3.39)	4.36
Total income (loss) from investment operations	2.96	1.15	2.22	2.42	(3.16)	4.57
Less Distributions
Distributions from net investment income	(0.24)	(0.20)	(0.24)	(0.22)	(0.22)	(0.24)
Distributions from net realized capital gains	(1.60)	(1.30)	(0.93)	(1.05)	(3.18)	(1.05)
Total distributions	(1.84)	(1.50)	(1.17)	(1.27)	(3.40)	(1.29)
Net Asset Value, End of Period	$18.70	$17.58	$17.93	$16.88	$15.73	$22.29
Total Return (%) (b)	17.13 (c)	7.19	13.59	16.08	(13.26)	24.40
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.31 (d)	0.30	0.30	0.30	0.29	0.30
Net ratio of expenses to average net assets (%) (e)	0.30 (d)	0.30	0.30	0.30	0.29	0.29
Ratio of net investment income (loss) to average net assets (%)	1.14 (d)	1.25	1.31	1.37	1.31	1.00
Portfolio turnover rate (%)	17 (c)	26	38	26	22	33
Net assets, end of period (in millions)	$752.1	$691.3	$773.2	$536.5	$502.7	$624.2

	Class B
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$17.05	$17.44	$16.44	$15.35	$21.82	$18.64
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.08	0.17	0.18	0.17	0.18	0.16
Net realized and unrealized gain (loss)	2.77	0.90	1.95	2.14	(3.31)	4.26
Total income (loss) from investment operations	2.85	1.07	2.13	2.31	(3.13)	4.42
Less Distributions
Distributions from net investment income	(0.19)	(0.16)	(0.20)	(0.17)	(0.16)	(0.19)
Distributions from net realized capital gains	(1.60)	(1.30)	(0.93)	(1.05)	(3.18)	(1.05)
Total distributions	(1.79)	(1.46)	(1.13)	(1.22)	(3.34)	(1.24)
Net Asset Value, End of Period	$18.11	$17.05	$17.44	$16.44	$15.35	$21.82
Total Return (%) (b)	17.02 (c)	6.86	13.37	15.76	(13.44)	24.07
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.56 (d)	0.55	0.55	0.55	0.54	0.55
Net ratio of expenses to average net assets (%) (e)	0.55 (d)	0.55	0.55	0.55	0.54	0.54
Ratio of net investment income (loss) to average net assets (%)	0.88 (d)	1.00	1.03	1.12	1.06	0.75
Portfolio turnover rate (%)	17 (c)	26	38	26	22	33
Net assets, end of period (in millions)	$276.5	$265.2	$282.4	$299.3	$287.3	$378.3
Please see  following page for Financial Highlights footnote legend.
See accompanying notes to financial statements.
BHFTII-277

Brighthouse Funds Trust II
MetLife Mid Cap Stock Index Portfolio
Financial Highlights
Selected per share data
	Class E
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$17.29	$17.66	$16.64	$15.52	$22.04	$18.81
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.09	0.19	0.20	0.19	0.20	0.18
Net realized and unrealized gain (loss)	2.81	0.91	1.96	2.17	(3.35)	4.31
Total income (loss) from investment operations	2.90	1.10	2.16	2.36	(3.15)	4.49
Less Distributions
Distributions from net investment income	(0.21)	(0.17)	(0.21)	(0.19)	(0.19)	(0.21)
Distributions from net realized capital gains	(1.60)	(1.30)	(0.93)	(1.05)	(3.18)	(1.05)
Total distributions	(1.81)	(1.47)	(1.14)	(1.24)	(3.37)	(1.26)
Net Asset Value, End of Period	$18.38	$17.29	$17.66	$16.64	$15.52	$22.04
Total Return (%) (b)	17.06 (c)	7.00	13.43	15.91	(13.40)	24.23
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.46 (d)	0.45	0.45	0.45	0.44	0.45
Net ratio of expenses to average net assets (%) (e)	0.45 (d)	0.45	0.45	0.45	0.44	0.44
Ratio of net investment income (loss) to average net assets (%)	0.98 (d)	1.10	1.13	1.22	1.16	0.85
Portfolio turnover rate (%)	17 (c)	26	38	26	22	33
Net assets, end of period (in millions)	$24.0	$23.0	$25.7	$27.3	$26.8	$35.4

	Class G
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$16.75	$17.16	$16.20	$15.14	$21.59	$18.46
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.07	0.16	0.17	0.16	0.17	0.14
Net realized and unrealized gain (loss)	2.72	0.88	1.91	2.12	(3.28)	4.23
Total income (loss) from investment operations	2.79	1.04	2.08	2.28	(3.11)	4.37
Less Distributions
Distributions from net investment income	(0.19)	(0.15)	(0.19)	(0.17)	(0.16)	(0.19)
Distributions from net realized capital gains	(1.60)	(1.30)	(0.93)	(1.05)	(3.18)	(1.05)
Total distributions	(1.79)	(1.45)	(1.12)	(1.22)	(3.34)	(1.24)
Net Asset Value, End of Period	$17.75	$16.75	$17.16	$16.20	$15.14	$21.59
Total Return (%) (b)	16.93 (c)	6.82	13.28	15.76	(13.50)	24.01
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.61 (d)	0.60	0.60	0.60	0.59	0.60
Net ratio of expenses to average net assets (%) (e)	0.60 (d)	0.60	0.60	0.60	0.59	0.59
Ratio of net investment income (loss) to average net assets (%)	0.84 (d)	0.95	0.98	1.07	1.01	0.70
Portfolio turnover rate (%)	17 (c)	26	38	26	22	33
Net assets, end of period (in millions)	$184.7	$175.2	$171.2	$172.0	$153.9	$192.4

(a)	Per share amounts based on average shares outstanding during the period.
(b)
Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

(c)	Periods less than one year are not computed on an annualized basis.
(d)	Computed on an annualized basis.
(e)	Includes the effects of management fee waivers (see Note 5 of the Notes to Financial Statements).
See accompanying notes to financial statements.
BHFTII-278

Brighthouse Funds Trust II
MetLife MSCI EAFE Index Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Common Stocks—94.7% of Net Assets

Security Description	Shares	Value

Australia — 6.8%
ANZ Group Holdings Ltd.	202,911	$4,975,480
APA Group	93,494	657,332
Aristocrat Leisure Ltd.	36,966	1,575,883
ASX Ltd.	14,220	525,499
BHP Group Ltd.	348,424	14,552,242
Brambles Ltd.	85,726	1,158,134
CAR Group Ltd.	30,249	541,666
Cochlear Ltd.	4,027	340,461
Coles Group Ltd.	92,253	1,558,449
Commonwealth Bank of Australia	114,747	13,123,341
Computershare Ltd.	33,865	899,522
CSL Ltd.	32,810	2,614,873
Evolution Mining Ltd.	129,241	1,056,054
Fortescue Ltd.	113,999	1,519,527
Glencore PLC (a)	643,741	4,393,400
Goodman Group (REIT)	137,108	2,974,205
Insurance Australia Group Ltd.	145,853	818,266
Lottery Corp. Ltd.	166,590	665,008
Lynas Rare Earths Ltd. (a)	62,726	786,485
Macquarie Group Ltd.	24,375	4,244,780
Medibank Pvt Ltd.	205,958	708,912
National Australia Bank Ltd.	210,341	5,536,071
Northern Star Resources Ltd.	90,151	1,188,126
Origin Energy Ltd.	118,137	898,638
PLS Group Ltd. (a)	215,405	754,574
Pro Medicus Ltd.	3,760	532,675
Qantas Airways Ltd.	55,657	412,408
QBE Insurance Group Ltd.	101,352	1,770,091
REA Group Ltd.	3,315	320,514
Rio Tinto Ltd.	25,081	2,988,453
Rio Tinto PLC	73,143	6,922,228
Santos Ltd.	213,556	1,060,944
Scentre Group (REIT)	366,456	982,158
SGH Ltd.	10,924	354,672
Sigma Healthcare Ltd.	330,939	631,033
Sonic Healthcare Ltd.	25,472	365,994
South32 Ltd.	316,853	852,632
Stockland (REIT)	179,520	508,975
Suncorp Group Ltd.	68,725	917,728
Telstra Group Ltd.	265,182	933,215
Transurban Group	209,683	2,094,493
Vicinity Ltd. (REIT)	277,971	495,365
Washington H Soul Pattinson & Co. Ltd.	23,018	737,278
Wesfarmers Ltd.	76,425	4,799,636
Westpac Banking Corp.	234,525	5,737,593
WiseTech Global Ltd.	15,261	353,607
Woodside Energy Group Ltd.	132,770	2,572,137
Woolworths Group Ltd.	79,683	2,209,087
		106,619,844
Austria — 0.4%
BAWAG Group AG	5,060	1,015,154
Erste Group Bank AG	21,111	2,830,041
OMV AG	10,960	688,000
Raiffeisen Bank International AG	9,111	582,261
Security Description	Shares	Value
Austria — (Continued)
Verbund AG	4,631	$294,338
		5,409,794
Belgium — 0.9%
Ageas SA	10,694	856,074
Anheuser-Busch InBev SA	61,616	5,083,155
D'ieteren Group	1,446	281,899
Elia Group SA	2,967	472,201
Financiere de Tubize SA	1,387	366,453
Groupe Bruxelles Lambert NV	5,380	490,531
KBC Group NV	15,695	2,142,116
Lotus Bakeries NV	34	451,872
Sofina SA	950	241,895
Syensqo SA	4,121	304,504
UCB SA	8,511	2,550,028
		13,240,728
Brazil — 0.0%
Yara International ASA	11,867	521,935
Chile — 0.1%
Antofagasta PLC	26,108	1,326,859
China — 0.4%
BOC Hong Kong Holdings Ltd.	251,465	1,363,987
Prosus NV	89,717	3,901,901
SITC International Holdings Co. Ltd.	98,000	393,577
Wilmar International Ltd.	135,200	378,712
Yangzijiang Shipbuilding Holdings Ltd.	188,000	499,281
		6,537,458
Czech Republic — 0.0%
CSG NV (a)	14,695	214,667
Denmark — 1.5%
Carlsberg AS - Class B	5,805	762,152
Coloplast AS - Class B	7,793	444,676
Danske Bank AS	42,085	2,259,209
Demant AS (a)	6,851	280,639
DSV AS	12,963	3,078,955
Genmab AS (a)	4,399	1,205,721
Novo Nordisk AS - Class B	221,148	10,615,451
Novonesis (Novozymes) - B Shares	23,952	1,514,462
Orsted AS (a)	32,957	741,404
Pandora AS	6,213	716,927
Tryg AS	21,267	484,508
Vestas Wind Systems AS	69,290	1,958,799
		24,062,903
Finland — 1.2%
Elisa OYJ	10,776	452,708
Fortum OYJ	30,201	698,149
Kesko OYJ - B Shares	18,577	415,589
Kone OYJ - Class B	23,227	1,322,625
Metso OYJ	45,300	787,997
Neste OYJ	26,292	855,206
See accompanying notes to financial statements.
BHFTII-279

Brighthouse Funds Trust II
MetLife MSCI EAFE Index Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Finland — (Continued)
Nokia OYJ	343,418	$4,548,951
Nordea Bank Abp	207,873	3,950,368
Orion OYJ - Class B	8,065	663,948
Sampo OYJ - A Shares	171,577	1,804,520
Stora Enso OYJ - R Shares (b)	41,742	445,676
UPM-Kymmene OYJ	36,186	960,488
Wartsila OYJ Abp	32,621	1,246,087
		18,152,312
France — 7.8%
Abivax SA (a)	3,670	487,602
Accor SA	12,658	736,365
Aeroports de Paris SA	2,924	381,343
Air Liquide SA	43,693	8,658,005
Airbus SE	40,744	9,074,235
Alstom SA (a)	21,673	377,334
Amundi SA	5,183	497,724
AXA SA	107,513	5,391,502
Ayvens SA	23,179	305,780
BioMerieux	3,497	274,782
BNP Paribas SA	67,662	7,912,982
Bollore SE	49,465	229,515
Bouygues SA	15,192	848,148
Bureau Veritas SA	21,102	646,816
Capgemini SE	10,623	1,069,056
Carrefour SA	39,654	737,057
Cie de Saint-Gobain SA	29,980	2,715,904
Cie Generale des Etablissements Michelin SCA	41,210	1,592,741
Covivio SA (REIT)	3,163	193,926
Credit Agricole SA	68,850	1,385,829
Danone SA	42,422	3,481,297
Dassault Aviation SA	1,308	429,647
Dassault Systemes SE	45,481	926,903
Eiffage SA	4,800	709,104
Engie SA	122,954	3,879,302
EssilorLuxottica SA	20,649	3,876,386
Gecina SA (REIT)	3,884	326,963
Getlink SE (b)	16,046	341,445
Hermes International SCA	1,773	3,246,305
Ipsen SA	2,539	490,107
Kering SA	4,708	1,339,505
Klepierre SA (REIT)	13,438	562,161
Legrand SA	17,626	2,976,946
L'Oreal SA	16,470	7,230,292
LVMH Moet Hennessy Louis Vuitton SE	17,063	9,454,746
Orange SA	125,349	2,365,806
Pernod Ricard SA	13,126	959,047
Publicis Groupe SA (b)	15,288	1,511,960
Renault SA	12,566	360,710
Rexel SA	13,179	576,258
Safran SA	23,938	9,469,980
Sartorius Stedim Biotech	1,664	345,788
Societe Generale SA	43,813	3,881,909
Sodexo SA	7,469	432,609
Thales SA	6,355	1,633,758
TotalEnergies SE	135,050	10,497,218
Security Description	Shares	Value
France — (Continued)
Unibail-Rodamco-Westfield (REIT) (a)	7,981	$934,079
Veolia Environnement SA	41,478	1,728,631
Vinci SA	31,876	4,664,900
		122,150,408
Germany — 8.0%
adidas AG	11,310	2,320,317
Allianz SE	26,085	12,352,105
BASF SE	60,111	3,215,199
Bayer AG	65,403	3,617,959
Bayerische Motoren Werke AG	19,238	1,259,702
Beiersdorf AG	6,955	599,057
Brenntag SE	8,262	502,364
Commerzbank AG	44,454	1,892,696
Continental AG	8,186	675,504
CTS Eventim AG & Co. KGaA	3,650	213,083
Daimler Truck Holding AG	33,259	1,604,937
Deutsche Bank AG	124,455	4,216,508
Deutsche Boerse AG	12,617	3,444,877
Deutsche Lufthansa AG	42,214	483,305
Deutsche Post AG	61,933	3,760,382
Deutsche Telekom AG	235,439	6,420,620
E.ON SE	149,519	3,086,782
Evonik Industries AG	21,638	392,870
Fresenius Medical Care AG	13,237	599,257
Fresenius SE & Co. KGaA	27,726	1,266,918
GEA Group AG	10,150	696,683
Hannover Rueck SE	3,809	1,055,744
Heidelberg Materials AG	8,897	1,698,194
Henkel AG & Co. KGaA	7,448	589,325
Hensoldt AG	4,553	352,786
HOCHTIEF AG	1,076	623,855
Infineon Technologies AG	89,545	8,364,734
Knorr-Bremse AG	5,199	604,041
Mercedes-Benz Group AG	47,949	2,408,178
Merck KGaA	8,862	1,488,156
MTU Aero Engines AG	3,623	1,507,790
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	8,795	4,912,728
Nemetschek SE	4,207	254,606
Rational AG	432	316,410
Rheinmetall AG	3,192	3,615,301
RWE AG	43,942	2,848,673
SAP SE	71,601	10,971,889
Scout24 SE	4,878	403,572
Siemens AG	51,162	16,449,975
Siemens Energy AG	53,140	10,077,646
Siemens Healthineers AG	21,746	850,326
Symrise AG	9,551	959,092
Talanx AG	4,700	594,400
Vonovia SE	51,390	1,268,786
Zalando SE (a)	12,812	371,427
		125,208,759
Guatemala — 0.0%
Millicom International Cellular SA	6,400	580,864
See accompanying notes to financial statements.
BHFTII-280

Brighthouse Funds Trust II
MetLife MSCI EAFE Index Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Hong Kong — 1.5%
AIA Group Ltd.	720,600	$6,609,980
CK Asset Holdings Ltd.	129,440	732,718
CK Infrastructure Holdings Ltd.	53,000	404,519
CLP Holdings Ltd.	103,377	966,350
Futu Holdings Ltd. (ADR)	3,600	337,464
Henderson Land Development Co. Ltd.	105,311	334,226
HKT Trust & HKT Ltd.	266,980	397,097
Hong Kong & China Gas Co. Ltd.	775,531	644,766
Hong Kong Exchanges & Clearing Ltd.	81,100	3,769,704
Hongkong Land Holdings Ltd.	63,600	455,095
Link REIT (REIT)	165,849	773,781
MTR Corp. Ltd.	113,500	442,907
Power Assets Holdings Ltd.	95,049	693,636
Prudential PLC	166,891	2,223,768
Sino Land Co. Ltd.	253,600	333,706
Sun Hung Kai Properties Ltd.	86,750	1,250,317
Swire Pacific Ltd. - Class A	23,500	245,682
Techtronic Industries Co. Ltd.	94,500	1,577,803
WH Group Ltd.	577,500	612,282
Wharf Real Estate Investment Co. Ltd.	117,976	323,232
		23,129,033
Indonesia — 0.0%
Jardine Matheson Holdings Ltd.	9,700	599,516
Ireland — 0.4%
AerCap Holdings NV	11,400	1,661,892
AIB Group PLC	143,844	1,691,416
Bank of Ireland Group PLC	65,400	1,304,383
Kerry Group PLC - Class A	10,402	955,870
Kingspan Group PLC	10,806	989,007
		6,602,568
Israel — 1.1%
Azrieli Group Ltd.	2,906	394,999
Bank Hapoalim BM	89,828	2,069,221
Bank Leumi Le-Israel BM	100,219	2,239,285
Check Point Software Technologies Ltd. (a)	5,900	775,437
Elbit Systems Ltd.	1,793	1,362,035
Enlight Renewable Energy Ltd. (a)	9,544	844,135
Harel Insurance Investments & Financial Services Ltd.	8,113	427,254
ICL Group Ltd.	54,671	273,935
Israel Discount Bank Ltd. - Class A	75,470	747,575
Mizrahi Tefahot Bank Ltd.	10,046	663,394
Nova Ltd. (a)	1,996	1,059,772
OPC Energy Ltd. (a)	11,689	363,465
Phoenix Financial Ltd.	16,194	896,223
Teva Pharmaceutical Industries Ltd. (ADR) (a)	79,853	2,705,420
Tower Semiconductor Ltd. (a)	7,395	1,901,475
		16,723,625
Italy — 3.2%
Banca Mediolanum SpA	17,400	433,593
Banca Monte dei Paschi di Siena SpA	132,952	1,651,880
Banco BPM SpA	75,100	1,297,903
BPER Banca SpA	100,388	1,576,681
Security Description	Shares	Value
Italy — (Continued)
Coca-Cola HBC AG - Class DI	14,629	$955,482
Davide Campari-Milano NV (b)	41,443	258,159
Enel SpA	522,836	6,010,825
Eni SpA	124,575	2,915,674
Ferrari NV	8,402	3,115,829
FinecoBank Banca Fineco SpA	42,420	1,064,880
Generali	55,741	2,715,968
Intesa Sanpaolo SpA	955,209	6,547,189
Italgas SpA	40,000	463,548
Leonardo SpA	27,077	1,452,906
Moncler SpA	15,568	903,831
Poste Italiane SpA	29,702	972,141
Prysmian SpA	19,541	3,284,602
Recordati Industria Chimica e Farmaceutica SpA	8,827	517,783
Ryanair Holdings PLC	28,632	896,951
Snam SpA	137,329	989,046
Telecom Italia SpA (a)	120,264	1,096,790
Terna - Rete Elettrica Nazionale	94,717	1,108,890
UniCredit SpA	91,947	8,231,287
Unipol Assicurazioni SpA	24,150	674,435
		49,136,273
Ivory Coast — 0.0%
Endeavour Mining PLC	13,436	665,178
Japan — 22.5%
Advantest Corp.	50,200	10,208,834
Aeon Co. Ltd.	142,000	1,172,432
AGC, Inc. (b)	10,900	471,577
Aisin Corp.	32,799	443,379
Ajinomoto Co., Inc.	61,100	2,223,589
Asahi Group Holdings Ltd.	107,400	1,022,243
Asahi Kasei Corp.	90,000	993,161
Asics Corp.	49,000	1,333,116
Astellas Pharma, Inc.	118,800	1,597,811
Bandai Namco Holdings, Inc.	30,400	710,731
Bridgestone Corp. (b)	68,600	1,444,998
Canon, Inc. (b)	51,700	1,321,711
Capcom Co. Ltd.	15,500	287,795
Central Japan Railway Co.	49,500	1,062,791
Chiba Bank Ltd.	32,200	489,918
Chubu Electric Power Co., Inc.	48,900	919,949
Chugai Pharmaceutical Co. Ltd.	45,100	2,088,993
Dai Nippon Printing Co. Ltd.	26,800	490,972
Daifuku Co. Ltd.	23,100	1,028,086
Daiichi Life Group, Inc.	237,400	2,603,133
Daiichi Sankyo Co. Ltd.	121,499	1,950,644
Daikin Industries Ltd.	17,400	2,644,185
Daito Trust Construction Co. Ltd.	19,700	375,915
Daiwa House Industry Co. Ltd.	35,800	969,587
Daiwa Securities Group, Inc.	90,500	890,246
Denso Corp.	117,200	1,354,340
Disco Corp.	6,200	3,152,411
East Japan Railway Co.	67,100	1,407,030
Ebara Corp.	32,000	1,255,506
Eisai Co. Ltd.	21,500	543,584
See accompanying notes to financial statements.
BHFTII-281

Brighthouse Funds Trust II
MetLife MSCI EAFE Index Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Japan — (Continued)
ENEOS Holdings, Inc.	183,000	$1,347,731
FANUC Corp.	64,000	2,927,666
Fast Retailing Co. Ltd.	13,100	6,702,580
Fuji Electric Co. Ltd.	9,800	829,640
FUJIFILM Holdings Corp.	76,800	1,652,557
Fujikura Ltd.	102,000	3,961,190
Fujitsu Ltd.	116,400	2,323,907
Furukawa Electric Co. Ltd.	40,000	1,190,086
Hankyu Hanshin Holdings, Inc.	16,300	428,856
Hikari Tsushin, Inc.	1,500	328,364
Hitachi Ltd.	302,000	8,396,059
Honda Motor Co. Ltd.	249,600	2,262,157
Hoya Corp.	23,200	3,743,039
Hulic Co. Ltd. (b)	38,200	398,625
Ibiden Co. Ltd. (b)	16,000	2,403,231
Idemitsu Kosan Co. Ltd.	49,440	363,290
IHI Corp.	66,200	1,119,039
Inpex Corp. (b)	58,300	1,175,231
Isuzu Motors Ltd.	31,400	415,389
ITOCHU Corp.	380,500	4,377,101
Japan Exchange Group, Inc.	65,600	827,116
Japan Post Bank Co. Ltd.	122,700	2,338,344
Japan Post Holdings Co. Ltd.	122,900	1,648,349
Japan Post Insurance Co. Ltd.	29,400	277,337
Japan Tobacco, Inc.	75,500	2,775,634
JFE Holdings, Inc.	32,400	312,220
JX Advanced Metals Corp.	38,700	1,070,970
Kajima Corp.	27,800	1,015,511
Kansai Electric Power Co., Inc.	62,500	878,775
Kao Corp. (b)	60,800	1,205,824
Kawasaki Heavy Industries Ltd.	54,000	983,887
Kawasaki Kisen Kaisha Ltd.	20,000	306,786
KDDI Corp.	197,700	3,336,421
Keyence Corp.	13,100	6,602,974
Kikkoman Corp.	48,600	498,663
Kioxia Holdings Corp. (a)	21,500	12,211,711
Kirin Holdings Co. Ltd. (b)	52,800	905,125
Komatsu Ltd.	57,000	2,231,976
Konami Group Corp.	7,100	776,310
Kubota Corp.	63,600	1,065,235
Kyocera Corp.	76,300	1,692,379
Kyowa Kirin Co. Ltd. (b)	15,300	244,497
Lasertec Corp.	5,300	1,649,758
LY Corp.	195,400	522,913
Makita Corp.	14,100	505,021
Marubeni Corp.	95,200	2,773,399
Minebea Mitsumi, Inc.	22,200	659,063
Mitsubishi Chemical Group Corp.	70,400	489,344
Mitsubishi Corp.	207,199	5,575,868
Mitsubishi Electric Corp.	128,200	4,703,268
Mitsubishi Estate Co. Ltd.	72,600	1,848,607
Mitsubishi HC Capital, Inc.	68,400	553,692
Mitsubishi Heavy Industries Ltd.	216,000	4,920,319
Mitsubishi UFJ Financial Group, Inc.	732,488	14,537,425
Mitsui & Co. Ltd.	162,134	4,517,584
Mitsui Fudosan Co. Ltd.	181,400	1,671,942
Security Description	Shares	Value
Japan — (Continued)
Mitsui Kinzoku Co. Ltd.	4,000	$1,071,538
Mitsui OSK Lines Ltd. (b)	23,600	755,833
Mizuho Financial Group, Inc.	162,250	7,794,443
MS&AD Insurance Group Holdings, Inc.	83,300	2,176,491
Murata Manufacturing Co. Ltd.	112,500	8,111,539
NEC Corp.	87,800	2,132,400
Nexon Co. Ltd. (b)	25,700	342,007
NIDEC Corp.	59,800	982,748
Nintendo Co. Ltd.	73,900	3,104,735
Nippon Building Fund, Inc. (REIT) (b)	440	340,504
Nippon Paint Holdings Co. Ltd. (b)	69,100	449,948
Nippon Sanso Holdings Corp.	9,700	358,043
Nippon Steel Corp.	357,400	1,184,302
Nippon Yusen KK	27,100	871,906
Nissan Motor Co. Ltd. (a)	156,800	291,201
Nitori Holdings Co. Ltd.	23,500	349,433
Nitto Denko Corp.	48,900	963,693
Nomura Holdings, Inc.	195,500	1,706,667
Nomura Research Institute Ltd.	26,900	762,474
NTT, Inc.	2,070,200	1,847,158
Obayashi Corp.	42,100	852,565
Obic Co. Ltd.	22,000	516,048
Olympus Corp.	68,500	720,342
Oriental Land Co. Ltd.	74,700	1,144,008
ORIX Corp.	73,200	2,775,466
Osaka Gas Co. Ltd.	23,500	790,828
Otsuka Corp.	19,300	330,581
Otsuka Holdings Co. Ltd.	29,300	1,941,563
Pan Pacific International Holdings Corp.	130,000	663,802
Panasonic Holdings Corp.	157,300	4,418,529
Rakuten Group, Inc. (a)	112,300	524,174
Recruit Holdings Co. Ltd.	90,700	6,316,297
Renesas Electronics Corp.	117,200	3,541,894
Resona Holdings, Inc.	142,500	1,859,414
Resonac Holdings Corp.	12,000	1,338,667
Ryohin Keikaku Co. Ltd.	36,200	791,198
Sanrio Co. Ltd.	70,000	473,326
SBI Holdings, Inc.	40,822	664,251
SCREEN Holdings Co. Ltd.	10,000	1,118,336
Secom Co. Ltd.	27,200	1,081,354
Seibu Holdings, Inc.	14,600	285,350
Sekisui House Ltd.	37,300	776,425
Seven & i Holdings Co. Ltd.	129,600	1,562,954
Shimano, Inc.	4,000	427,393
Shimizu Corp.	33,000	523,539
Shin-Etsu Chemical Co. Ltd.	113,700	4,960,316
Shionogi & Co. Ltd.	52,200	893,523
Shiseido Co. Ltd.	27,200	440,048
SMC Corp.	3,600	1,602,571
SoftBank Corp.	1,966,200	2,517,664
SoftBank Group Corp.	254,600	9,556,102
Sompo Holdings, Inc.	53,997	2,060,636
Sony Group Corp.	400,700	8,038,551
Subaru Corp.	40,300	594,104
Sumitomo Corp.	277,200	2,664,329
Sumitomo Electric Industries Ltd.	192,936	3,562,862
See accompanying notes to financial statements.
BHFTII-282

Brighthouse Funds Trust II
MetLife MSCI EAFE Index Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Japan — (Continued)
Sumitomo Metal Mining Co. Ltd.	16,300	$762,068
Sumitomo Mitsui Financial Group, Inc.	246,900	9,657,094
Sumitomo Mitsui Trust Group, Inc.	40,752	1,521,965
Sumitomo Realty & Development Co. Ltd.	39,600	911,463
Suntory Beverage & Food Ltd. (b)	11,800	326,613
Suzuki Motor Corp.	104,400	1,257,218
T&D Holdings, Inc.	33,000	977,978
Taisei Corp.	9,900	877,784
Takeda Pharmaceutical Co. Ltd.	107,248	3,387,423
TDK Corp.	134,200	2,998,803
Terumo Corp.	91,800	1,263,744
Toho Co. Ltd.	32,500	259,909
Tokio Marine Holdings, Inc.	123,800	5,484,304
Tokyo Electron Ltd.	30,700	14,852,716
Tokyo Gas Co. Ltd.	22,700	853,938
TOPPAN Holdings, Inc.	16,100	510,838
Toray Industries, Inc.	89,200	619,459
Toyota Motor Corp.	649,900	10,903,686
Toyota Tsusho Corp.	41,800	1,560,142
Unicharm Corp. (b)	80,100	466,228
West Japan Railway Co.	28,500	478,176
Yamaha Motor Co. Ltd. (b)	71,200	539,271
Yokogawa Electric Corp.	12,900	453,362
Yokohama Financial Group, Inc.	75,000	801,559
Zensho Holdings Co. Ltd.	8,400	416,910
		351,007,376
Luxembourg — 0.2%
ArcelorMittal SA	28,010	1,685,273
CVC Capital Partners PLC	14,312	208,101
Eurofins Scientific SE	8,354	655,314
		2,548,688
Macau — 0.1%
Galaxy Entertainment Group Ltd.	129,000	485,817
Sands China Ltd.	212,800	355,664
		841,481
Mexico — 0.0%
Fresnillo PLC	11,068	403,592
Netherlands — 5.8%
ABN AMRO Bank NV	42,222	1,796,840
Adyen NV (a)	1,839	1,718,491
Akzo Nobel NV	11,505	780,785
Argenx SE (a)	4,243	3,938,220
ASM International NV	3,155	3,613,755
ASML Holding NV	26,615	52,816,324
ASR Nederland NV	10,316	779,139
BE Semiconductor Industries NV	5,103	1,676,666
Euronext NV	5,623	900,139
EXOR NV	6,328	485,109
Heineken Holding NV	8,298	633,433
Heineken NV	18,702	1,574,006
ING Groep NV	200,244	6,339,075
Koninklijke Ahold Delhaize NV	59,160	2,382,371
Security Description	Shares	Value
Netherlands — (Continued)
Koninklijke KPN NV	257,659	$1,278,998
Koninklijke Philips NV	52,821	1,436,126
Magnum Ice Cream Co. NV (a)	33,310	580,356
Nebius Group NV (a)	13,700	3,783,529
NN Group NV	17,156	1,504,151
Universal Music Group NV	74,084	1,552,830
Wolters Kluwer NV	15,600	1,008,863
		90,579,206
New Zealand — 0.2%
Auckland International Airport Ltd.	115,285	548,047
Contact Energy Ltd.	56,452	299,613
Fisher & Paykel Healthcare Corp. Ltd.	38,591	854,929
Infratil Ltd.	68,400	601,114
Meridian Energy Ltd.	91,341	302,717
Xero Ltd. (a)	11,150	560,821
		3,167,241
Nigeria — 0.0%
Airtel Africa PLC	61,025	265,470
Norway — 0.5%
Aker BP ASA	23,020	700,470
DNB Bank ASA	57,425	1,708,614
Equinor ASA	45,987	1,445,492
Gjensidige Forsikring ASA	14,071	381,082
Kongsberg Gruppen ASA	29,607	892,931
Kongsberg Maritime AS (a)	26,424	136,861
Mowi ASA	27,202	503,261
Norsk Hydro ASA	95,900	864,741
Orkla ASA	51,065	538,087
Salmar ASA	4,072	190,810
Telenor ASA	41,881	602,078
Var Energi ASA	64,200	265,254
		8,229,681
Poland — 0.0%
InPost SA (a)	16,885	297,496
Portugal — 0.2%
Banco Comercial Portugues SA - Class R	593,569	703,073
EDP SA	220,044	1,152,694
Galp Energia SGPS SA	28,401	605,037
Jeronimo Martins SGPS SA	16,393	314,195
		2,774,999
Singapore — 1.7%
CapitaLand Ascendas (REIT)	280,644	541,513
CapitaLand Integrated Commercial Trust (REIT)	419,585	771,391
CapitaLand Investment Ltd.	170,600	329,444
DBS Group Holdings Ltd.	139,053	7,027,534
Grab Holdings Ltd. - Class A (a)	178,300	672,191
Keppel Ltd.	93,000	792,443
Keppel REIT (REIT)	10,333	6,881
Oversea-Chinese Banking Corp. Ltd.	226,864	4,365,143
Sea Ltd. (ADR) (a)	26,000	2,491,580
See accompanying notes to financial statements.
BHFTII-283

Brighthouse Funds Trust II
MetLife MSCI EAFE Index Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Singapore — (Continued)
Sembcorp Industries Ltd.	52,000	$256,174
Singapore Airlines Ltd.	87,940	524,396
Singapore Exchange Ltd.	57,700	1,079,643
Singapore Technologies Engineering Ltd.	100,700	812,699
Singapore Telecommunications Ltd.	508,420	1,742,595
STMicroelectronics NV	42,519	3,176,857
United Overseas Bank Ltd.	85,192	2,627,210
		27,217,694
South Africa — 0.2%
Anglo American PLC	72,699	3,562,754
South Korea — 0.0%
Delivery Hero SE (a) (b)	11,098	456,859
Spain — 3.6%
Acciona SA	1,647	522,301
ACS Actividades de Construccion y Servicios SA	12,108	1,789,049
Aena SME SA	48,731	1,486,370
Amadeus IT Group SA	30,609	1,758,979
Banco Bilbao Vizcaya Argentaria SA	384,318	9,646,925
Banco de Sabadell SA	345,943	1,229,605
Banco Santander SA	988,860	13,688,399
Bankinter SA	39,481	662,820
CaixaBank SA	240,831	3,420,366
Cellnex Telecom SA (a)	32,157	963,547
EDP Renewables SA	18,082	293,039
Endesa SA	20,290	925,219
Iberdrola SA	417,038	10,414,937
Indra Sistemas SA	5,224	287,303
Industria de Diseno Textil SA	73,433	4,630,896
Mapfre SA	63,973	316,823
Naturgy Energy Group SA	28,256	887,187
Redeia Corp. SA (b)	24,256	412,995
Repsol SA	77,223	1,923,637
Telefonica SA (b)	257,913	1,037,247
		56,297,644
Sweden — 2.9%
AddTech AB - B Shares	17,609	621,856
Alfa Laval AB	18,509	1,104,065
Assa Abloy AB - Class B	64,623	2,287,057
Atlas Copco AB - A Shares	169,656	3,450,291
Atlas Copco AB - B Shares	105,670	1,876,299
Beijer Ref AB - Class B	30,900	453,615
Boliden AB	18,075	1,022,476
Epiroc AB - A Shares	42,316	1,163,091
Epiroc AB - B Shares	26,408	614,124
EQT AB	28,311	802,491
Essity AB - Class B	41,914	1,188,143
Evolution AB (a)	9,004	621,666
Fastighets AB Balder - B Shares (a) (b)	56,909	304,203
H & M Hennes & Mauritz AB - B Shares (b)	31,058	535,340
Hexagon AB - B Shares	141,287	1,170,943
Industrivarden AB - A Shares	8,155	458,136
Industrivarden AB - C Shares	11,521	633,679
Security Description	Shares	Value
Sweden — (Continued)
Indutrade AB	20,334	$421,437
Investor AB - B Shares	116,149	4,833,945
L E Lundbergforetagen AB - B Shares	4,748	274,232
Lifco AB - B Shares	15,822	519,421
Nibe Industrier AB - B Shares	112,778	420,023
Norion Bank AB (a) (b)	4,375	27,447
Saab AB - Class B	21,900	1,138,232
Sagax AB - Class B	14,997	239,061
Sandvik AB	70,969	2,935,070
Securitas AB - B Shares	35,826	589,469
Skandinaviska Enskilda Banken AB - Class A	101,254	2,018,987
Skanska AB - B Shares	23,054	618,172
SKF AB - B Shares	24,851	639,317
Svenska Cellulosa AB SCA - Class B	36,771	376,736
Svenska Handelsbanken AB - A Shares	94,364	1,391,141
Swedbank AB - A Shares	57,557	2,153,652
Swedish Orphan Biovitrum AB (a)	13,739	656,141
Tele2 AB - B Shares	33,741	588,021
Telefonaktiebolaget LM Ericsson - B Shares	180,722	2,021,041
Telia Co. AB	165,986	809,743
Trelleborg AB - B Shares	12,900	538,291
Volvo AB - B Shares	107,092	3,647,666
		45,164,720
Switzerland — 6.0%
ABB Ltd.	107,469	11,680,020
Avolta AG	5,960	400,019
Banque Cantonale Vaudoise	1,980	290,601
Barry Callebaut AG	320	444,349
Belimo Holding AG	705	796,225
BKW AG	1,390	234,419
Chocoladefabriken Lindt & Spruengli AG	7	833,181
Chocoladefabriken Lindt & Spruengli AG (Participation Certificate)	73	850,771
Cie Financiere Richemont SA - Class A	36,861	8,567,738
DSM-Firmenich AG	11,460	1,087,829
EMS-Chemie Holding AG	472	405,708
Galderma Group AG	12,412	2,827,247
Geberit AG	2,269	1,516,648
Givaudan SA	633	2,686,877
Helvetia Baloise Holding AG	5,407	1,398,539
Julius Baer Group Ltd.	14,467	1,252,583
Kuehne & Nagel International AG	3,237	786,715
Logitech International SA	9,160	860,512
Lonza Group AG	4,680	3,163,663
Nestle SA	176,668	18,173,121
Partners Group Holding AG	1,476	1,210,572
Sandoz Group AG	27,588	2,497,227
Schindler Holding AG	1,453	462,850
Schindler Holding AG (Participation Certificate)	2,905	964,567
SGS SA	10,499	1,218,789
Sika AG	10,263	2,118,162
Sonova Holding AG	3,661	870,951
Straumann Holding AG	7,974	1,050,477
Swatch Group AG (Bearer Shares)	2,004	491,062
Swiss Life Holding AG	1,863	2,053,006
See accompanying notes to financial statements.
BHFTII-284

Brighthouse Funds Trust II
MetLife MSCI EAFE Index Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Switzerland — (Continued)
Swiss Prime Site AG	5,184	$847,450
Swisscom AG	1,776	1,372,914
UBS Group AG	217,671	10,801,174
VAT Group AG	1,830	1,603,663
Zurich Insurance Group AG	10,259	7,589,459
		93,409,088
United Arab Emirates — 0.0%
NMC Health PLC (a) (c) (d)	7,569	0
United Kingdom — 10.5%
3i Group PLC	66,939	2,210,580
Admiral Group PLC	17,639	833,729
Associated British Foods PLC	21,481	566,536
AstraZeneca PLC	104,418	19,546,128
Aviva PLC	205,566	1,774,737
BAE Systems PLC	202,097	4,947,103
Barclays PLC	932,194	6,263,934
British American Tobacco PLC	137,694	8,497,824
BT Group PLC	428,599	1,081,500
Bunzl PLC	19,338	675,121
Centrica PLC	341,641	774,741
CK Hutchison Holdings Ltd.	183,940	1,563,566
Coca-Cola Europacific Partners PLC	13,300	1,330,931
Compass Group PLC	114,553	3,701,139
Diageo PLC	150,851	3,033,902
GSK PLC	274,448	7,205,566
Halma PLC	25,596	1,338,031
HSBC Holdings PLC	1,178,251	22,394,896
Imperial Brands PLC	48,502	1,794,392
Informa PLC	87,529	1,051,049
International Consolidated Airlines Group SA - Class DI	94,165	597,808
Intertek Group PLC	10,602	817,394
J Sainsbury PLC	121,320	515,176
Kingfisher PLC	132,696	499,390
Land Securities Group PLC (REIT)	61,675	533,238
Legal & General Group PLC	383,673	1,457,903
Lloyds Banking Group PLC	4,015,601	5,928,853
London Stock Exchange Group PLC	30,875	3,345,333
M&G PLC	166,397	742,905
Marks & Spencer Group PLC	135,168	667,746
Melrose Industries PLC	100,871	636,462
National Grid PLC	341,021	5,649,622
NatWest Group PLC	535,245	4,720,480
Next PLC	8,218	1,586,902
Pearson PLC	37,617	597,633
Reckitt Benckiser Group PLC	43,377	2,829,582
RELX PLC	120,105	3,785,344
Rentokil Initial PLC	171,854	973,534
Rolls-Royce Holdings PLC	575,900	11,064,036
Sage Group PLC	59,292	642,505
Schroders PLC	46,238	360,562
Segro PLC (REIT)	87,696	1,019,633
Severn Trent PLC	17,589	687,846
Smith & Nephew PLC	56,746	816,195
Smiths Group PLC	22,454	763,419
Security Description	Shares	Value
United Kingdom — (Continued)
Spirax Group PLC	4,091	$371,418
SSE PLC	81,330	2,630,107
Standard Chartered PLC	126,237	3,423,686
Standard Life PLC	39,653	438,629
Tesco PLC	430,314	2,629,094
Unilever PLC	149,819	8,997,997
United Utilities Group PLC	55,866	969,902
Verisure PLC (a)	17,700	197,664
Vodafone Group PLC	1,263,906	1,671,011
Wise Group PLC - Class A (a)	49,230	591,107
		163,745,521
United States — 7.0%
Aegon Ltd.	91,558	778,951
Alcon AG	33,513	2,269,890
AP Moller - Maersk AS - Class A (b)	166	383,278
AP Moller - Maersk AS - Class B	278	660,010
BP PLC	1,076,587	6,629,762
Buzzi SpA	5,570	285,354
Experian PLC	61,779	2,078,735
Ferrovial NV	34,910	2,396,314
Haleon PLC	600,117	2,770,796
Holcim AG	34,286	3,109,315
InterContinental Hotels Group PLC	9,714	1,675,519
Novartis AG	125,572	19,695,887
Octave Intelligence PLC (SDR) (a)	28,628	462,632
Qiagen NV	15,278	592,370
Roche Holding AG	48,174	19,862,690
Roche Holding AG (Bearer Shares)	2,151	904,823
Sanofi SA	73,885	6,317,528
Schneider Electric SE	37,594	12,341,534
Shell PLC	383,734	14,872,622
Spotify Technology SA (a)	10,100	4,637,213
Stellantis NV (a)	139,073	791,934
Sunbelt Rentals Holdings, Inc.	27,944	2,040,663
Swiss Re AG	20,486	3,264,820
Tenaris SA	24,655	682,703
		109,505,343
Total Common Stocks (Cost $933,179,649)		1,480,357,577

Investment Companies—2.7%
Exchange-Traded Funds — 2.7%
iShares MSCI EAFE ETF (b) (e)	400,000	41,552,000
Total Investment Companies (Cost $41,004,030)		41,552,000

Preferred Stocks—0.2%
Germany — 0.2%
Bayerische Motoren Werke AG	3,561	233,943
Dr. Ing hc F Porsche AG	7,885	392,370
Henkel AG & Co. KGaA	9,555	803,477
See accompanying notes to financial statements.
BHFTII-285

Brighthouse Funds Trust II
MetLife MSCI EAFE Index Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Preferred Stocks—(Continued)
Security Description	Shares/ Principal Amount*	Value

Germany — (continued)
Porsche Automobil Holding SE	8,501	$262,075
Sartorius AG	1,463	384,135
Volkswagen AG	13,957	1,118,832
Total Preferred Stocks (Cost $4,018,302)		3,194,832

Rights—0.0%
Spain — 0.0%
ACS Actividades de Construccion y Servicios SA, Expires 07/16/26 (a) (Cost $25,807)	12,108	25,430

Short-Term Investments—2.0%
U.S. Treasury — 1.5%
U.S. Treasury Bills
3.605%, 07/07/26 (f)	23,750,000	23,735,881
Discount Note — 0.5%
Federal Home Loan Bank
3.662%, 07/01/26 (f)	7,785,000	7,784,219
Total Short-Term Investments (Cost $31,520,730)		31,520,100

Securities Lending Reinvestments (g)—0.4%
Short-Term Investment Funds — 0.3%
AB Government Money Market Portfolio, Institutional Class, 3.470% (h)	700,000	700,000
BlackRock Liquidity Funds FedFund, Institutional Shares, 3.540% (h)	1,000,000	1,000,000
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class, 3.520% (h)	1,000,000	1,000,000
Fidelity Investments Money Market Government Portfolio, Class I, 3.530% (h)	500,000	500,000
Goldman Sachs Financial Square Government Fund, Institutional Shares, 3.530% (h)	500,000	500,000
Invesco STIT-Government & Agency Portfolio, Institutional Class, 3.570% (h)	1,000,000	1,000,000
State Street Institutional U.S. Government Money Market Fund, Premier Class, 3.580% (h)	500,000	500,000
		5,200,000

Repurchase Agreements — 0.1%
Bank of Nova Scotia
Repurchase Agreement dated 06/30/26 at 3.770%, due on 07/01/26 with a maturity value of $200,021; collateralized by various Common Stock with an aggregate market value of $222,362	200,000	200,000
Barclays Capital, Inc.
Repurchase Agreement dated 06/30/26 at 3.680%, due on 07/01/26 with a maturity value of $200,020; collateralized by U.S. Treasury Obligations with rates ranging from 3.500% - 4.625%, maturity dates ranging from 01/31/28 - 05/31/31, and an aggregate market value of $204,000	200,000	200,000
Security Description	Principal Amount*	Value
Repurchase Agreements — (Continued)
HSBC Bank PLC
Repurchase Agreement dated 06/30/26 at 3.820%, due on 07/01/26 with a maturity value of $200,021; collateralized by various Common Stock with an aggregate market value of $222,445	200,000	$200,000
Jefferies LLC
Repurchase Agreement dated 06/30/26 at 3.690%, due on 07/01/26 with a maturity value of $183,848; collateralized by U.S. Government Agency Obligations with rates ranging from 4.628% - 6.500%, maturity dates ranging from 07/25/55 - 06/20/56, and an aggregate market value of $187,506	183,829	183,829
Societe Generale
Repurchase Agreement dated 06/30/26 at 3.630%, due on 07/01/26 with a maturity value of $100,010; collateralized by U.S. Treasury Obligations with rates ranging from 0.625% - 1.625%, maturity dates ranging from 12/31/27 - 11/15/50, and an aggregate market value of $102,000	100,000	100,000
		883,829
Total Securities Lending Reinvestments (Cost $6,083,829)		6,083,829
Total Investments—100.0% (Cost $1,015,832,347)		1,562,733,768
Other assets and liabilities (net)—0.0%		(77,698)
Net Assets—100.0%		$1,562,656,070

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)
All or a portion of the security was held on loan. As of June 30, 2026, the market value of securities loaned was $44,363,551 and the collateral received consisted of cash in the amount of
$6,083,829 and non-cash collateral with a value of $41,444,449. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending
Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio. As such, this collateral is excluded from the Statement of Assets and
Liabilities.

(c)	Security was valued in good faith under procedures subject to oversight by the Board of Trustees. As of June 30, 2026, these securities represent 0.0% of net assets.
(d)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(e)	All or a portion of the security was pledged as collateral against open futures contracts. As of June 30, 2026, the market value of securities pledged was $5,194,000.
(f)	The rate shown represents current yield to maturity.
(g)	Represents investment of cash collateral received from securities on loan as of June 30, 2026.
(h)	The rate shown represents the annualized seven-day yield as of June 30, 2026.

See accompanying notes to financial statements.
BHFTII-286

Brighthouse Funds Trust II
MetLife MSCI EAFE Index Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Ten Largest Industries as of June 30, 2026 (Unaudited)	% of Net Assets
Banks	14.6
Semiconductors & Semiconductor Equipment	7.6
Pharmaceuticals	7.5
Insurance	5.3
Electrical Equipment	3.5
Metals & Mining	3.1
Aerospace & Defense	3.1
Oil, Gas & Consumable Fuels	3.1
Machinery	3.0
Capital Markets	2.8
Investment Transactions
Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended June 30, 2026 were as follows:
Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$0	$211,984,799	$0	$225,153,065
The following table provides a breakdown of transactions accounted for as secured borrowings, the gross obligations by the type of collateral pledged, and the remaining contractual maturities of those transactions.
Remaining Contractual Maturity of the Agreements As of June 30, 2026
	Overnight and Continuous	Up to 30 Days	31 - 90 Days	Greater than 90 days	Total
Securities Lending Transactions
Common Stocks	$(6,083,829)	$—	$—	$—	$(6,083,829)
Gross amount of recognized liabilities for securities lending transactions					$(6,083,829)
Investments in Derivative Instruments
Futures Contracts
Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
MSCI EAFE Index Futures	09/18/26	190	USD	29,880,350	$705,464
Effects of Derivative Instruments on the Financial Statements
The following table summarizes the fair value of derivatives held by the Portfolio at June 30, 2026 by category of risk exposure:
	Asset Derivatives
Risk Exposure	Statement of Assets & Liabilities Location	Fair Value
Equity	Unrealized appreciation on futures contracts (a)	$705,464

(a)
Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only the current day's variation margin is reported within the Statement of Assets and
Liabilities.

See accompanying notes to financial statements.
BHFTII-287

Brighthouse Funds Trust II
MetLife MSCI EAFE Index Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
The following tables summarize the effect of derivative instruments on the Statement of Operations, classified by derivative type and category of risk exposure, for the six months ended June 30, 2026:
Statement of Operations Location—Net Realized Gain (Loss)	Equity
Futures contracts	$1,556,215

Statement of Operations Location—Net Change in Unrealized Appreciation (Depreciation)	Equity
Futures contracts	$502,032
For the six months ended June 30, 2026, the average notional par or face amount outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par or Face Amount‡
Futures contracts long	$27,245,900

‡	Averages are based on activity levels during the period for which the amounts are outstanding.
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2026. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.
Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$106,619,844	$—	$106,619,844
Austria	—	5,409,794	—	5,409,794
Belgium	—	13,240,728	—	13,240,728
Brazil	—	521,935	—	521,935
Chile	—	1,326,859	—	1,326,859
China	—	6,537,458	—	6,537,458
Czech Republic	—	214,667	—	214,667
Denmark	—	24,062,903	—	24,062,903
Finland	—	18,152,312	—	18,152,312
France	—	122,150,408	—	122,150,408
Germany	—	125,208,759	—	125,208,759
Guatemala	580,864	—	—	580,864
Hong Kong	337,464	22,791,569	—	23,129,033
Indonesia	—	599,516	—	599,516
Ireland	1,661,892	4,940,676	—	6,602,568
Israel	3,480,857	13,242,768	—	16,723,625
Italy	—	49,136,273	—	49,136,273
Ivory Coast	—	665,178	—	665,178
Japan	—	351,007,376	—	351,007,376
Luxembourg	—	2,548,688	—	2,548,688
Macau	—	841,481	—	841,481
Mexico	—	403,592	—	403,592
Netherlands	3,913,403	86,665,803	—	90,579,206
New Zealand	—	3,167,241	—	3,167,241
Nigeria	—	265,470	—	265,470
Norway	—	8,229,681	—	8,229,681
Poland	—	297,496	—	297,496
Portugal	—	2,774,999	—	2,774,999
Singapore	3,163,771	24,053,923	—	27,217,694
South Africa	—	3,562,754	—	3,562,754
South Korea	—	456,859	—	456,859
Spain	—	56,297,644	—	56,297,644
Sweden	—	45,164,720	—	45,164,720
Switzerland	—	93,409,088	—	93,409,088
United Arab Emirates	—	—	0	0
See accompanying notes to financial statements.
BHFTII-288

Brighthouse Funds Trust II
MetLife MSCI EAFE Index Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Fair Value Hierarchy — (Continued)
Description	Level 1	Level 2	Level 3	Total
United Kingdom	$1,330,931	$162,414,590	$—	$163,745,521
United States	5,099,845	104,405,498	—	109,505,343
Total Common Stocks	19,569,027	1,460,788,550	0	1,480,357,577
Total Investment Companies*	41,552,000	—	—	41,552,000
Total Preferred Stocks*	—	3,194,832	—	3,194,832
Total Rights*	25,430	—	—	25,430
Total Short-Term Investments*	—	31,520,100	—	31,520,100
Securities Lending Reinvestments
Short-Term Investment Funds	5,200,000	—	—	5,200,000
Repurchase Agreements	—	883,829	—	883,829
Total Securities Lending Reinvestments	5,200,000	883,829	—	6,083,829
Total Investments	$66,346,457	$1,496,387,311	$0	$1,562,733,768
Collateral for Securities Loaned (Liability)	$—	$(6,083,829)	$—	$(6,083,829)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$705,464	$—	$—	$705,464

*	See Schedule of Investments for additional detailed categorizations.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended June 30, 2026 is not presented.
See accompanying notes to financial statements.
BHFTII-289

Brighthouse Funds Trust II
MetLife MSCI EAFE Index Portfolio
Statement of Assets and Liabilities

June 30, 2026 (Unaudited)
Assets
Investments at value (a) (b)	$1,562,733,768
Cash	203,090
Cash denominated in foreign currencies (c)	263,874
Receivable for:
Fund shares sold	7,605,773
Dividends and interest	4,682,173
Variation margin on futures contracts	102,600
Total Assets	1,575,591,278
Liabilities
Collateral for securities loaned	6,083,829
Payable for:
Investments purchased	4,700,877
Fund shares redeemed	888,813
Accrued Expenses:
Management fees	373,432
Distribution and service fees	97,372
Deferred trustees’ fees	260,214
Other expenses	530,671
Total Liabilities	12,935,208
Net Assets	$1,562,656,070
Net Assets Consist of:
Paid in surplus	$967,668,911
Distributable earnings (Accumulated losses)	594,987,159
Net Assets	$1,562,656,070
Net Assets
Class A	$1,109,638,607
Class B	276,003,681
Class E	19,637,289
Class G	157,376,493
Capital Shares Outstanding*
Class A	60,687,375
Class B	15,512,919
Class E	1,080,340
Class G	8,935,074
Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$18.28
Class B	17.79
Class E	18.18
Class G	17.61

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments was $1,015,832,347.
(b)	Includes securities loaned at value of $44,363,551.
(c)	Identified cost of cash denominated in foreign currencies was $263,853.
Statement of Operations

Six Months Ended June 30, 2026 (Unaudited)
Investment Income
Dividends (a)	$25,515,920
Interest	467,086
Securities lending income, net	115,883
Total investment income	26,098,889
Expenses
Management fees	2,220,688
Administration fees	40,062
Custodian and accounting fees	93,067
Distribution and service fees—Class B	342,231
Distribution and service fees—Class E	14,721
Distribution and service fees—Class G	235,107
Audit and tax services	28,221
Legal	23,184
Trustees’ fees and expenses	39,805
Shareholder reporting	55,095
Insurance	6,777
Miscellaneous	149,294
Total expenses	3,248,252
Less management fee waiver	(36,831)
Net expenses	3,211,421
Net Investment Income	22,887,468
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	48,261,869
Futures contracts	1,556,215
Foreign currency transactions	37,726
Net realized gain (loss)	49,855,810
Net change in unrealized appreciation (depreciation) on:
Investments	69,694,803
Futures contracts	502,032
Foreign currency transactions	(231,163)
Net change in unrealized appreciation (depreciation)	69,965,672
Net realized and unrealized gain (loss)	119,821,482
Net Increase (Decrease) in Net Assets From Operations	$142,708,950

(a)	Net of foreign withholding taxes of $2,841,138.
See accompanying notes to financial statements.
BHFTII-290

Brighthouse Funds Trust II
MetLife MSCI EAFE Index Portfolio
Statements of Changes in Net Assets
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
Increase (Decrease) in Net Assets:
From Operations
Net investment income (loss)	$22,887,468	$36,456,973
Net realized gain (loss)	49,855,810	137,278,204
Net change in unrealized appreciation (depreciation)	69,965,672	219,294,600
Increase (decrease) in net assets from operations	142,708,950	393,029,777
From Distributions to Shareholders
Class A	(128,213,722)	(26,345,153)
Class B	(32,344,824)	(6,518,751)
Class E	(2,282,340)	(476,312)
Class G	(18,643,168)	(3,635,105)
Total distributions	(181,484,054)	(36,975,321)
Increase (decrease) in net assets from capital share transactions	149,935,371	(330,991,067)
Total increase (decrease) in net assets	111,160,267	25,063,389
Net Assets
Beginning of period	1,451,495,803	1,426,432,414
End of period	$1,562,656,070	$1,451,495,803

Other Information:
Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31, 2025
	Shares	Value	Shares	Value
Class A
Sales	6,311,385	$124,872,184	2,368,557	$40,594,890
Reinvestments	6,983,318	128,213,722	1,547,894	26,345,153
Redemptions	(5,804,721)	(114,980,865)	(18,438,321)	(311,724,585)
Net increase (decrease)	7,489,982	$138,105,041	(14,521,870)	$(244,784,542)
Class B
Sales	241,623	$4,617,662	392,461	$6,480,279
Reinvestments	1,810,007	32,344,824	392,459	6,518,751
Redemptions	(1,541,720)	(29,577,806)	(4,044,789)	(66,450,871)
Net increase (decrease)	509,910	$7,384,680	(3,259,869)	$(53,451,841)
Class E
Sales	20,030	$397,028	43,716	$733,745
Reinvestments	125,060	2,282,340	28,134	476,312
Redemptions	(143,405)	(2,786,710)	(264,510)	(4,416,805)
Net increase (decrease)	1,685	$(107,342)	(192,660)	$(3,206,748)
Class G
Sales	363,173	$7,006,245	415,263	$6,758,555
Reinvestments	1,053,882	18,643,168	220,711	3,635,105
Redemptions	(1,108,913)	(21,096,421)	(2,457,722)	(39,941,596)
Net increase (decrease)	308,142	$4,552,992	(1,821,748)	$(29,547,936)
Increase (decrease) derived from capital shares transactions		$149,935,371		$(330,991,067)
See accompanying notes to financial statements.
BHFTII-291

Brighthouse Funds Trust II
MetLife MSCI EAFE Index Portfolio
Financial Highlights
Selected per share data
	Class A
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$18.79	$14.72	$14.85	$12.90	$16.17	$14.86
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.31	0.44	0.38	0.39	0.38	0.40
Net realized and unrealized gain (loss)	1.58	4.08	0.14	1.92	(2.76)	1.20
Total income (loss) from investment operations	1.89	4.52	0.52	2.31	(2.38)	1.60
Less Distributions
Distributions from net investment income	(0.65)	(0.32)	(0.50)	(0.36)	(0.52)	(0.29)
Distributions from net realized capital gains	(1.75)	(0.13)	(0.15)	0.00	(0.37)	0.00
Total distributions	(2.40)	(0.45)	(0.65)	(0.36)	(0.89)	(0.29)
Net Asset Value, End of Period	$18.28	$18.79	$14.72	$14.85	$12.90	$16.17
Total Return (%) (b)	9.99 (c)	31.02	3.32	17.93	(14.47)	10.72
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.36 (d)	0.36	0.37	0.38	0.37	0.37
Net ratio of expenses to average net assets (%) (e)	0.35 (d)	0.36	0.37	0.38	0.37	0.37
Ratio of net investment income (loss) to average net assets (%)	3.18 (d)	2.59	2.47	2.77	2.84	2.53
Portfolio turnover rate (%)	14 (c)	22	16	13	9	12
Net assets, end of period (in millions)	$1,109.6	$999.8	$996.8	$492.6	$506.7	$655.0

	Class B
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$18.32	$14.36	$14.50	$12.61	$15.81	$14.53
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.28	0.39	0.36	0.34	0.34	0.35
Net realized and unrealized gain (loss)	1.54	3.98	0.11	1.87	(2.69)	1.18
Total income (loss) from investment operations	1.82	4.37	0.47	2.21	(2.35)	1.53
Less Distributions
Distributions from net investment income	(0.60)	(0.28)	(0.46)	(0.32)	(0.48)	(0.25)
Distributions from net realized capital gains	(1.75)	(0.13)	(0.15)	0.00	(0.37)	0.00
Total distributions	(2.35)	(0.41)	(0.61)	(0.32)	(0.85)	(0.25)
Net Asset Value, End of Period	$17.79	$18.32	$14.36	$14.50	$12.61	$15.81
Total Return (%) (b)	9.87 (c)	30.70	3.00	17.64	(14.64)	10.48
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.61 (d)	0.61	0.62	0.63	0.62	0.62
Net ratio of expenses to average net assets (%) (e)	0.60 (d)	0.61	0.62	0.63	0.62	0.62
Ratio of net investment income (loss) to average net assets (%)	2.90 (d)	2.34	2.38	2.47	2.59	2.28
Portfolio turnover rate (%)	14 (c)	22	16	13	9	12
Net assets, end of period (in millions)	$276.0	$274.9	$262.3	$284.0	$277.9	$357.0
Please see  following page for Financial Highlights footnote legend.
See accompanying notes to financial statements.
BHFTII-292

Brighthouse Funds Trust II
MetLife MSCI EAFE Index Portfolio
Financial Highlights
Selected per share data
	Class E
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$18.68	$14.64	$14.76	$12.83	$16.08	$14.78
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.29	0.41	0.38	0.36	0.36	0.38
Net realized and unrealized gain (loss)	1.58	4.06	0.12	1.90	(2.75)	1.18
Total income (loss) from investment operations	1.87	4.47	0.50	2.26	(2.39)	1.56
Less Distributions
Distributions from net investment income	(0.62)	(0.30)	(0.47)	(0.33)	(0.49)	(0.26)
Distributions from net realized capital gains	(1.75)	(0.13)	(0.15)	0.00	(0.37)	0.00
Total distributions	(2.37)	(0.43)	(0.62)	(0.33)	(0.86)	(0.26)
Net Asset Value, End of Period	$18.18	$18.68	$14.64	$14.76	$12.83	$16.08
Total Return (%) (b)	9.95 (c)	30.78	3.18	17.76	(14.60)	10.54
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.51 (d)	0.51	0.52	0.53	0.52	0.52
Net ratio of expenses to average net assets (%) (e)	0.50 (d)	0.51	0.52	0.53	0.52	0.52
Ratio of net investment income (loss) to average net assets (%)	2.98 (d)	2.43	2.48	2.57	2.69	2.38
Portfolio turnover rate (%)	14 (c)	22	16	13	9	12
Net assets, end of period (in millions)	$19.6	$20.2	$18.6	$20.3	$21.0	$26.4

	Class G
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$18.16	$14.23	$14.38	$12.51	$15.69	$14.43
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.27	0.37	0.34	0.32	0.33	0.34
Net realized and unrealized gain (loss)	1.52	3.96	0.11	1.87	(2.67)	1.16
Total income (loss) from investment operations	1.79	4.33	0.45	2.19	(2.34)	1.50
Less Distributions
Distributions from net investment income	(0.59)	(0.27)	(0.45)	(0.32)	(0.47)	(0.24)
Distributions from net realized capital gains	(1.75)	(0.13)	(0.15)	0.00	(0.37)	0.00
Total distributions	(2.34)	(0.40)	(0.60)	(0.32)	(0.84)	(0.24)
Net Asset Value, End of Period	$17.61	$18.16	$14.23	$14.38	$12.51	$15.69
Total Return (%) (b)	9.80 (c)	30.71	2.92	17.58	(14.66)	10.35
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.66 (d)	0.66	0.67	0.68	0.67	0.67
Net ratio of expenses to average net assets (%) (e)	0.65 (d)	0.66	0.67	0.68	0.67	0.67
Ratio of net investment income (loss) to average net assets (%)	2.85 (d)	2.28	2.32	2.41	2.55	2.23
Portfolio turnover rate (%)	14 (c)	22	16	13	9	12
Net assets, end of period (in millions)	$157.4	$156.6	$148.7	$154.3	$144.0	$177.0

(a)	Per share amounts based on average shares outstanding during the period.
(b)
Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

(c)	Periods less than one year are not computed on an annualized basis.
(d)	Computed on an annualized basis.
(e)	Includes the effects of management fee waivers (see Note 5 of the Notes to Financial Statements).
See accompanying notes to financial statements.
BHFTII-293

Brighthouse Funds Trust II
MetLife Russell 2000 Index Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Common Stocks—97.4% of Net Assets

Security Description	Shares	Value

Aerospace & Defense — 1.8%
AAR Corp. (a)	13,195	$1,885,961
AerSale Corp. (a)	13,095	82,760
Aevex Corp. - Class A (a)	6,353	132,714
Archer Aviation, Inc. - Class A (a) (b)	223,224	1,055,850
Astronics Corp. (a)	10,616	862,656
Astronics Corp. - Class B (a)	1,953	148,428
Beta Technologies, Inc. - Class A (a)	10,820	181,235
Cadre Holdings, Inc.	10,593	302,006
Ducommun, Inc. (a)	4,655	862,153
Eve Holding, Inc. (a)	35,058	87,996
Firefly Aerospace, Inc. (a) (b)	26,536	780,158
Innovative Solutions & Support, Inc. (a)	5,057	91,026
Intuitive Machines, Inc. (a) (b)	42,480	908,647
Mercury Systems, Inc. (a)	18,596	2,274,849
Moog, Inc. - Class A	9,444	4,002,745
National Presto Industries, Inc.	1,752	218,983
Park Aerospace Corp. (b)	6,034	230,257
Red Cat Holdings, Inc. (a) (b)	37,297	397,213
Redwire Corp. (a) (b)	65,035	795,378
Satellogic, Inc. - Class A (a)	32,604	186,495
Sidus Space, Inc. - Class A (a)	29,376	82,547
TAT Technologies Ltd. (a)	4,087	197,116
V2X, Inc. (a)	9,713	724,201
Virgin Galactic Holdings, Inc. (a)	32,895	95,067
Voyager Technologies, Inc. - Class A (a) (b)	17,313	558,344
VSE Corp.	9,339	2,133,962
York Space Systems, Inc. (a) (b)	5,886	144,913
		19,423,660
Air Freight & Logistics — 0.1%
Forward Air Corp. (a)	7,828	105,756
Hub Group, Inc. - Class A	19,969	874,443
Radiant Logistics, Inc. (a)	11,050	104,533
		1,084,732
Automobile Components — 1.1%
Adient PLC (a)	26,268	482,806
Cooper-Standard Holdings, Inc. (a)	5,724	154,834
Dana, Inc.	36,607	996,076
Dauch Corp. (a)	78,664	426,359
Dorman Products, Inc. (a) (b)	8,932	1,218,771
Fox Factory Holding Corp. (a)	14,221	240,975
Garrett Motion, Inc.	57,598	2,086,775
Gentherm, Inc. (a)	9,979	340,384
Goodyear Tire & Rubber Co. (a) (b)	93,428	616,625
Holley, Inc. (a)	28,226	71,976
LCI Industries	7,966	843,440
Motorcar Parts of America, Inc. (a)	4,215	64,574
Patrick Industries, Inc. (b)	10,727	963,070
Phinia, Inc.	12,313	1,014,222
Solid Power, Inc. (a) (b)	69,110	178,995
Standard Motor Products, Inc.	6,963	271,348
Stoneridge, Inc. (a)	9,632	70,506
Strattec Security Corp. (a)	1,428	116,311
Versigent PLC (a)	23,924	1,005,047
Visteon Corp.	8,884	881,382
Security Description	Shares	Value
Automobile Components—(Continued)
XPEL, Inc. (a) (b)	8,016	$397,594
		12,442,070
Automobiles — 0.1%
Harley-Davidson, Inc.	34,811	851,477
Lucid Group, Inc. (a) (b)	43,233	289,229
Winnebago Industries, Inc. (b)	9,300	290,532
		1,431,238
Banks — 10.1%
1st Source Corp.	5,868	478,711
ACNB Corp.	3,397	201,714
Amalgamated Financial Corp.	6,088	279,439
Amerant Bancorp, Inc.	10,996	280,618
Ameris Bancorp (b)	21,815	1,969,022
Ames National Corp.	2,972	88,001
Arrow Financial Corp.	5,919	242,620
Associated Banc-Corp.	48,037	1,478,098
Atlantic Union Bankshares Corp. (b)	47,663	2,016,622
Avidbank Holdings, Inc. (a)	3,239	106,984
Avidia Bancorp, Inc.	6,333	132,930
Axos Financial, Inc. (a) (b)	18,295	1,781,750
Banc of California, Inc.	50,889	1,039,662
BancFirst Corp.	7,161	795,802
Bancorp, Inc. (a)	13,743	860,862
Bank First Corp. (b)	3,425	508,099
Bank of Hawaii Corp. (b)	13,165	1,072,816
Bank of Marin Bancorp (b)	4,502	124,705
Bank of NT Butterfield & Son Ltd.	13,353	794,503
Bank7 Corp.	1,297	63,488
BankUnited, Inc.	24,636	1,193,614
Bankwell Financial Group, Inc.	2,613	153,514
Banner Corp.	11,198	743,995
Bar Harbor Bankshares	5,292	199,826
BayCom Corp.	4,420	145,418
BCB Bancorp, Inc.	5,492	58,874
Beacon Financial Corp.	28,123	856,345
Blue Ridge Bankshares, Inc.	23,400	82,602
Bridgewater Bancshares, Inc. (a)	7,665	161,272
Burke & Herbert Financial Services Corp.	5,246	376,978
Business First Bancshares, Inc. (b)	10,341	317,779
Byline Bancorp, Inc.	10,264	386,542
C&F Financial Corp.	1,140	91,200
California BanCorp	8,293	172,826
Camden National Corp.	5,624	304,933
Capital Bancorp, Inc.	4,286	150,524
Capital City Bank Group, Inc. (b)	4,571	225,899
Capitol Federal Financial, Inc.	40,576	345,302
Carter Bankshares, Inc.	7,375	250,824
Cathay General Bancorp	21,678	1,343,819
CB Financial Services, Inc.	1,589	60,223
Central Pacific Financial Corp.	8,085	308,847
CF Bankshares, Inc.	1,743	57,118
Chemung Financial Corp.	1,214	90,540
ChoiceOne Financial Services, Inc.	5,231	177,854
Citizens & Northern Corp.	5,705	132,984
See accompanying notes to financial statements.
BHFTII-294

Brighthouse Funds Trust II
MetLife Russell 2000 Index Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Banks—(Continued)
Citizens Community Bancorp, Inc.	3,211	$75,105
Citizens Financial Services, Inc.	1,533	111,051
City Holding Co.	4,668	619,164
Civista Bancshares, Inc.	6,562	185,180
CNB Financial Corp.	9,355	315,357
Coastal Financial Corp. (a)	4,245	329,030
CoastalSouth Bancshares, Inc.	3,108	83,450
Colony Bankcorp, Inc. (b)	6,636	133,317
Columbia Financial, Inc. (a)	8,867	188,158
Commercial Bancgroup, Inc.	2,477	79,982
Community Bancorp/VT (b)	1,829	71,514
Community Financial System, Inc.	17,670	1,186,010
Community Trust Bancorp, Inc. (b)	5,375	388,935
Community West Bancshares	9,191	246,870
ConnectOne Bancorp, Inc.	16,173	540,825
Customers Bancorp, Inc. (a)	10,305	815,125
CVB Financial Corp.	56,507	1,274,233
Dime Commercial Bancshares, Inc. (b)	13,570	551,620
Eagle Bancorp Montana, Inc.	2,560	61,261
Eagle Bancorp, Inc.	9,513	270,074
Eagle Financial Services, Inc.	1,861	77,157
Eastern Bankshares, Inc. (b)	72,859	1,620,384
Enterprise Financial Services Corp.	12,187	802,880
Equity Bancshares, Inc. - Class A (b)	5,469	267,926
Esquire Financial Holdings, Inc. (b)	2,403	286,221
Farmers & Merchants Bancorp, Inc.	4,130	126,295
Farmers National Banc Corp.	19,688	287,445
FB Bancorp, Inc. (a)	6,972	104,998
FB Financial Corp.	14,676	812,317
Fidelity D&D Bancorp, Inc.	1,594	81,963
Financial Institutions, Inc.	6,714	261,645
First BanCorp	51,586	1,344,847
First Bancorp, Inc.	3,758	130,854
First Bancorp/Southern Pines NC (b)	13,509	863,630
First Bank	6,604	117,089
First Busey Corp.	27,101	799,479
First Business Financial Services, Inc.	2,763	174,539
First Capital, Inc.	1,202	77,697
First Commonwealth Financial Corp.	33,995	691,118
First Community Bankshares, Inc. (b)	5,615	249,418
First Community Corp.	2,769	90,491
First Financial Bancorp	35,160	1,189,463
First Financial Bankshares, Inc.	44,198	1,529,251
First Financial Corp.	3,847	297,912
First Internet Bancorp	2,669	74,198
First Interstate BancSystem, Inc. - Class A	30,291	1,168,021
First Merchants Corp.	21,022	918,451
First Mid Bancshares, Inc.	8,148	391,837
First National Corp.	2,941	88,289
First Northern Community Bancorp (a)	5,287	94,849
First United Corp.	2,254	99,424
First Western Financial, Inc. (a)	2,572	82,587
Firstsun Capital Bancorp (a)	8,011	310,667
Five Star Bancorp	4,888	237,997
Flagstar Bank NA (b)	102,439	1,530,439
Franklin Financial Services Corp.	1,582	99,033
Security Description	Shares	Value
Banks—(Continued)
FS Bancorp, Inc.	2,273	$98,648
Fulton Financial Corp.	64,620	1,563,158
FVCBankcorp, Inc.	5,186	90,755
GBank Financial Holdings, Inc. (a) (b)	3,416	103,539
German American Bancorp, Inc.	12,350	586,131
Glacier Bancorp, Inc. (b)	43,762	2,257,244
Great Southern Bancorp, Inc.	2,742	215,000
Greene County Bancorp, Inc.	2,424	81,422
Hancock Whitney Corp. (b)	27,341	2,042,920
Hanmi Financial Corp.	10,782	349,337
Hawthorn Bancshares, Inc.	2,185	85,871
HBT Financial, Inc.	5,412	173,130
Heritage Financial Corp.	13,754	407,393
Hilltop Holdings, Inc.	13,785	534,582
Hingham Institution For Savings	565	173,540
Home Bancorp, Inc.	2,758	188,978
Home BancShares, Inc.	62,314	1,779,065
HomeTrust Bancshares, Inc.	5,432	271,002
Hope Bancorp, Inc.	41,337	565,490
Horizon Bancorp, Inc. (b)	16,979	339,240
Independent Bank Corp.	22,841	1,594,995
International Bancshares Corp.	18,315	1,391,024
Investar Holding Corp.	4,144	124,154
Isabella Bank Corp.	2,437	96,261
John Marshall Bancorp, Inc.	4,296	93,653
Kearny Financial Corp.	17,388	164,490
Lakeland Financial Corp.	8,201	506,166
Landmark Bancorp, Inc.	1,786	54,848
LCNB Corp.	3,768	66,279
Live Oak Bancshares, Inc.	12,063	492,653
Mechanics Bancorp - Class A (b)	12,384	196,906
Mercantile Bank Corp.	5,361	307,829
Meridian Corp.	3,388	67,862
Metrocity Bankshares, Inc. (b)	7,751	278,183
Metropolitan Bank Holding Corp.	3,693	364,721
Mid Penn Bancorp, Inc.	7,181	250,186
Midland States Bancorp, Inc.	6,845	213,153
MVB Financial Corp.	3,791	109,977
National Bank Holdings Corp. - Class A	14,441	641,614
National Bankshares, Inc.	1,983	72,042
NB Bancorp, Inc.	13,728	290,073
NBT Bancorp, Inc.	17,110	844,721
Nicolet Bankshares, Inc. (b)	6,593	1,090,416
Northeast Bank	2,523	334,373
Northeast Community Bancorp, Inc.	4,595	127,465
Northfield Bancorp, Inc.	12,533	184,611
Northpointe Bancshares, Inc.	6,999	134,241
Northrim BanCorp, Inc.	7,359	204,139
Northwest Bancshares, Inc. (b)	49,147	745,069
Norwood Financial Corp.	2,947	94,746
Oak Valley Bancorp	2,317	78,187
OceanFirst Financial Corp.	27,961	546,078
OFG Bancorp	14,231	698,315
Ohio Valley Banc Corp.	1,330	57,762
Old National Bancorp	115,216	2,984,094
Old Second Bancorp, Inc.	16,803	391,846
See accompanying notes to financial statements.
BHFTII-295

Brighthouse Funds Trust II
MetLife Russell 2000 Index Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Banks—(Continued)
OP Bancorp	4,123	$61,804
Orange County Bancorp, Inc.	5,072	186,548
Origin Bancorp, Inc.	9,567	489,352
Orrstown Financial Services, Inc.	5,985	244,368
Park National Corp. (b)	5,599	1,024,561
Parke Bancorp, Inc.	3,496	115,927
Pathward Financial, Inc.	7,003	609,681
PCB Bancorp	3,321	94,217
Peapack-Gladstone Financial Corp.	4,919	232,816
Peoples Bancorp of North Carolina, Inc.	1,433	61,748
Peoples Bancorp, Inc. (b)	11,790	452,854
Peoples Financial Services Corp.	3,009	199,707
Pioneer Bancorp, Inc. (a)	3,456	58,994
Plumas Bancorp	1,875	109,575
Ponce Financial Group, Inc. (a)	6,376	127,137
Preferred Bank (b)	3,781	401,769
Primis Financial Corp.	7,384	120,876
Princeton Bancorp, Inc.	1,758	66,716
Provident Financial Services, Inc.	42,873	1,013,518
QCR Holdings, Inc.	5,511	536,496
RBB Bancorp	6,012	164,819
Red River Bancshares, Inc.	1,618	147,691
Renasant Corp. (b)	31,242	1,329,035
Republic Bancorp, Inc. - Class A	2,837	256,550
S&T Bancorp, Inc.	12,241	600,788
Seacoast Banking Corp. of Florida	32,544	1,082,088
ServisFirst Bancshares, Inc. (b)	17,311	1,501,729
Shore Bancshares, Inc.	11,591	266,013
Sierra Bancorp	4,665	190,145
Simmons First National Corp. - Class A	48,513	1,098,819
SmartFinancial, Inc.	5,462	256,277
South Plains Financial, Inc.	5,212	224,559
Southern First Bancshares, Inc. (a)	3,057	186,783
Southern Missouri Bancorp, Inc.	3,212	244,787
Southside Bancshares, Inc.	9,645	339,408
Stock Yards Bancorp, Inc.	8,808	673,548
Texas Capital Bancshares, Inc.	14,446	1,491,694
Third Coast Bancshares, Inc. (a)	4,809	194,284
Timberland Bancorp, Inc.	2,592	116,148
Tompkins Financial Corp.	4,563	431,295
Towne Bank	29,206	1,058,425
TriCo Bancshares	9,913	533,815
Triumph Financial, Inc. (a)	7,638	582,856
TrustCo Bank Corp.	5,598	307,386
Trustmark Corp.	18,595	855,556
UMB Financial Corp.	24,347	3,475,778
United Bankshares, Inc.	46,208	2,117,713
United Community Banks, Inc.	40,366	1,416,443
Unity Bancorp, Inc.	2,408	141,326
Univest Financial Corp. (b)	9,027	394,931
USCB Financial Holdings, Inc.	3,750	76,725
Valley National Bancorp	161,298	2,363,016
Virginia National Bankshares Corp.	1,715	76,112
WaFd, Inc.	24,593	943,633
Washington Trust Bancorp, Inc.	6,083	221,908
WesBanco, Inc. (b)	31,852	1,243,184
Security Description	Shares	Value
Banks—(Continued)
West BanCorp, Inc.	4,620	$122,569
Westamerica BanCorp	7,915	464,373
Western New England Bancorp, Inc.	6,124	87,573
WSFS Financial Corp.	17,514	1,343,849
		110,245,042
Beverages — 0.2%
Boston Beer Co., Inc. - Class A (a)	2,557	452,666
MGP Ingredients, Inc.	4,728	82,834
National Beverage Corp. (a)	8,025	250,380
Vita Coco Co., Inc. (a)	16,258	1,075,304
		1,861,184
Biotechnology — 10.3%
4D Molecular Therapeutics, Inc. (a)	14,339	190,709
Abeona Therapeutics, Inc. (a)	14,339	88,615
Absci Corp. (a)	46,161	535,006
ACADIA Pharmaceuticals, Inc. (a)	42,551	1,076,540
Achieve Life Sciences, Inc. (a)	26,074	170,263
ADMA Biologics, Inc. (a)	76,245	638,171
Agios Pharmaceuticals, Inc. (a)	19,541	725,167
Akebia Therapeutics, Inc. (a)	87,304	99,527
Aktis Oncology, Inc. (a) (b)	6,754	217,681
Alector, Inc. (a)	33,621	67,578
Alkermes PLC (a) (b)	55,280	2,896,396
Allogene Therapeutics, Inc. (a) (b)	88,543	184,169
Altimmune, Inc. (a) (b)	66,249	201,397
ALX Oncology Holdings, Inc. (a)	36,836	76,251
AnaptysBio, Inc. (a) (b)	6,547	441,923
Anavex Life Sciences Corp. (a) (b)	31,271	80,992
Anika Therapeutics, Inc. (a)	4,117	60,232
Annexon, Inc. (a)	51,592	294,590
Apogee Therapeutics, Inc. (a)	14,898	1,977,412
Arbutus Biopharma Corp. (a)	53,490	256,752
Arcturus Therapeutics Holdings, Inc. (a)	9,158	61,542
Arcus Biosciences, Inc. (a)	29,541	910,749
Arcutis Biotherapeutics, Inc. (a)	37,771	990,356
Ardelyx, Inc. (a)	80,869	412,432
ArriVent Biopharma, Inc. (a) (b)	12,676	440,364
ARS Pharmaceuticals, Inc. (a) (b)	20,858	167,073
Assembly Biosciences, Inc. (a)	3,337	91,701
Atrium Therapeutics, Inc. (a)	5,194	69,859
Aura Biosciences, Inc. (a)	14,609	103,724
Aurinia Pharmaceuticals, Inc. (a)	39,617	672,300
Avalo Therapeutics, Inc. (a)	13,889	256,669
Beam Therapeutics, Inc. (a) (b)	32,722	1,123,019
Benitec Biopharma, Inc. (a) (b)	9,458	126,548
Bicara Therapeutics, Inc. (a) (b)	14,789	439,085
BioCryst Pharmaceuticals, Inc. (a)	76,910	769,100
Biohaven Ltd. (a)	44,382	660,404
Bright Minds Biosciences, Inc. (a) (b)	2,270	159,354
C4 Therapeutics, Inc. (a)	34,803	162,530
Cabaletta Bio, Inc. (a)	37,844	117,695
Candel Therapeutics, Inc. (a)	21,524	221,697
Capricor Therapeutics, Inc. (a) (b)	17,789	428,359
CareDx, Inc. (a)	17,021	485,098
See accompanying notes to financial statements.
BHFTII-296

Brighthouse Funds Trust II
MetLife Russell 2000 Index Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Biotechnology—(Continued)
Catalyst Pharmaceuticals, Inc. (a)	38,846	$1,220,930
Celcuity, Inc. (a) (b)	12,697	1,328,360
Celldex Therapeutics, Inc. (a)	25,809	960,353
Century Therapeutics, Inc. (a)	43,232	105,918
CG oncology, Inc. (a) (b)	24,391	1,732,981
Climb Bio, Inc. (a)	12,076	157,471
Cogent Biosciences, Inc. (a)	54,976	2,127,571
Coherus Oncology, Inc. (a)	44,576	62,406
Compass Therapeutics, Inc. (a) (b)	42,214	92,449
Corvus Pharmaceuticals, Inc. (a)	22,477	335,806
Crescent Biopharma, Inc. (a)	7,246	130,428
CRISPR Therapeutics AG (a) (b)	30,750	1,677,105
Cullinan Therapeutics, Inc. (a)	20,264	369,007
Cytokinetics, Inc. (a)	43,589	3,713,347
CytomX Therapeutics, Inc. (a)	59,321	222,454
Damora Therapeutics, Inc. (a)	17,856	464,435
Denali Therapeutics, Inc. (a)	48,537	1,248,372
Design Therapeutics, Inc. (a) (b)	12,694	183,682
DiaMedica Therapeutics, Inc. (a)	12,435	87,542
Dianthus Therapeutics, Inc. (a) (b)	15,610	1,521,663
Disc Medicine, Inc. (a)	9,403	687,735
Dyne Therapeutics, Inc. (a)	45,222	1,004,381
Editas Medicine, Inc. (a)	30,771	99,698
Eikon Therapeutics, Inc. (a) (b)	7,797	101,751
Eledon Pharmaceuticals, Inc. (a)	23,250	91,605
Emergent BioSolutions, Inc. (a)	17,428	146,047
Enanta Pharmaceuticals, Inc. (a)	9,008	131,337
Entrada Therapeutics, Inc. (a)	10,495	77,243
Erasca, Inc. (a)	66,319	1,214,964
Evommune, Inc. (a) (b)	3,500	46,515
Fennec Pharmaceuticals, Inc. (a)	9,073	97,535
First Tracks Biotherapeutics, Inc. (a)	8,049	161,946
Forte Biosciences, Inc. (a)	6,504	138,210
Galectin Therapeutics, Inc. (a)	16,377	75,989
Generate Biomedicines, Inc. (a)	8,412	141,910
Geron Corp. (a)	185,940	238,003
GRAIL, Inc. (a) (b)	13,699	935,231
Hyperliquid Strategies, Inc. (a) (b)	42,158	331,783
Ideaya Biosciences, Inc. (a)	27,687	1,031,894
Immix Biopharma, Inc. (a)	14,131	145,691
Immuneering Corp. - Class A (a)	18,974	94,680
ImmunityBio, Inc. (a) (b)	127,606	1,117,191
Immunome, Inc. (a) (b)	35,019	742,053
Immunovant, Inc. (a) (b)	28,161	1,085,043
Inhibikase Therapeutics, Inc. (a) (b)	36,124	73,332
Inhibrx Biosciences, Inc. (a)	3,196	302,821
Intellia Therapeutics, Inc. (a) (b)	44,658	755,613
Invivyd, Inc. (a)	75,806	66,133
Iovance Biotherapeutics, Inc. (a) (b)	131,605	547,477
Ironwood Pharmaceuticals, Inc. (a)	54,543	229,626
Jade Biosciences, Inc. (a)	10,409	231,288
Janux Therapeutics, Inc. (a)	14,413	221,384
Kailera Therapeutics, Inc. (a)	15,489	341,223
Karyopharm Therapeutics, Inc. (a)	6,815	66,583
Keros Therapeutics, Inc. (a) (b)	9,594	102,656
Kiniksa Pharmaceuticals International PLC (a)	14,000	895,300
Security Description	Shares	Value
Biotechnology—(Continued)
Kodiak Sciences, Inc. (a)	13,029	$507,610
Krystal Biotech, Inc. (a) (b)	8,614	3,201,565
Kura Oncology, Inc. (a)	28,267	310,089
Kymera Therapeutics, Inc. (a) (b)	20,688	2,372,293
Kyverna Therapeutics, Inc. (a)	14,522	129,391
Larimar Therapeutics, Inc. (a)	22,565	68,823
Lexeo Therapeutics, Inc. (a)	21,239	98,868
Lineage Cell Therapeutics, Inc. (a)	62,541	81,929
MacroGenics, Inc. (a)	21,173	97,819
MannKind Corp. (a)	101,996	434,503
MapLight Therapeutics, Inc. (a) (b)	3,632	130,171
MeiraGTx Holdings PLC (a)	20,000	270,200
MiMedx Group, Inc. (a)	36,900	142,065
Mineralys Therapeutics, Inc. (a)	19,135	516,262
Mirum Pharmaceuticals, Inc. (a) (b)	15,658	1,833,082
Monopar Therapeutics, Inc. (a) (b)	1,532	141,848
Monte Rosa Therapeutics, Inc. (a)	24,676	597,159
Myriad Genetics, Inc. (a)	28,264	161,387
Neurogene, Inc. (a)	3,411	107,276
Novavax, Inc. (a) (b)	50,479	475,512
Nurix Therapeutics, Inc. (a)	32,631	791,628
Nuvalent, Inc. - Class A (a)	17,746	2,191,631
Nuvectis Pharma, Inc. (a)	5,165	94,984
Ocugen, Inc. (a)	114,219	174,755
Olema Pharmaceuticals, Inc. (a) (b)	26,360	329,764
Opus Genetics, Inc. (a) (b)	18,264	75,065
Organogenesis Holdings, Inc. (a)	23,737	57,681
ORIC Pharmaceuticals, Inc. (a)	24,854	269,169
Oruka Therapeutics, Inc. (a) (b)	16,617	1,581,440
Ovid therapeutics, Inc. (a) (b)	51,359	138,156
Palisade Bio, Inc. (a)	49,821	104,126
Palvella Therapeutics, Inc. (a)	3,631	554,889
Perspective Therapeutics, Inc. (a)	34,788	118,627
Praxis Precision Medicines, Inc. (a) (b)	8,298	2,778,087
Precigen, Inc. (a)	64,016	364,891
Precision BioSciences, Inc. (a)	8,248	64,829
Prime Medicine, Inc. (a)	32,931	121,515
Protagonist Therapeutics, Inc. (a)	20,290	2,487,148
Protalix BioTherapeutics, Inc. (a)	27,091	63,122
Protara Therapeutics, Inc. (a)	16,303	62,277
Prothena Corp. PLC (a)	14,896	145,832
PTC Therapeutics, Inc. (a)	27,330	2,229,308
Puma Biotechnology, Inc. (a)	14,871	120,604
Recursion Pharmaceuticals, Inc. - Class A (a) (b)	170,405	625,386
REGENXBIO, Inc. (a)	16,124	193,166
Relay Therapeutics, Inc. (a) (b)	53,357	998,309
Replimune Group, Inc. (a) (b)	26,290	291,030
Rezolute, Inc. (a)	26,980	140,296
Rhythm Pharmaceuticals, Inc. (a) (b)	18,199	2,020,635
Rigel Pharmaceuticals, Inc. (a) (b)	6,223	243,444
Rocket Pharmaceuticals, Inc. (a)	26,408	90,315
SAB Biotherapeutics, Inc. (a)	15,879	61,928
Sagimet Biosciences, Inc. - Class A (a)	20,225	156,339
Sana Biotechnology, Inc. (a) (b)	62,329	217,528
Sarepta Therapeutics, Inc. (a)	34,414	618,420
Savara, Inc. (a)	50,782	312,817
See accompanying notes to financial statements.
BHFTII-297

Brighthouse Funds Trust II
MetLife Russell 2000 Index Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Biotechnology—(Continued)
Scholar Rock Holding Corp. (a) (b)	36,869	$2,027,795
SELLAS Life Sciences Group, Inc. (a) (b)	62,407	921,127
Shattuck Labs, Inc. (a)	21,209	147,190
Sionna Therapeutics, Inc. (a) (b)	6,220	273,618
Solid Biosciences, Inc. (a)	26,167	261,408
Spyre Therapeutics, Inc. (a)	24,555	2,179,993
Stoke Therapeutics, Inc. (a) (b)	18,215	595,995
Surrozen, Inc. (a)	2,663	69,105
Sutro Biopharma, Inc. (a)	5,330	176,956
Syndax Pharmaceuticals, Inc. (a)	29,439	643,537
Tango Therapeutics, Inc. (a) (b)	46,594	1,456,528
Taysha Gene Therapies, Inc. (a)	79,833	543,663
Tectonic Therapeutic, Inc. (a) (b)	4,059	139,528
Tenax Therapeutics, Inc. (a)	8,471	123,253
TG Therapeutics, Inc. (a) (b)	47,992	2,636,680
Tonix Pharmaceuticals Holding Corp. (a)	4,995	63,736
Travere Therapeutics, Inc. (a)	29,486	1,675,100
TriSalus Life Sciences, Inc. (a)	17,243	78,456
Twist Bioscience Corp. (a)	20,478	2,106,777
Tyra Biosciences, Inc. (a) (b)	12,314	393,309
Ultragenyx Pharmaceutical, Inc. (a)	31,920	1,065,809
Unicycive Therapeutics, Inc. (a)	8,815	41,342
Upstream Bio, Inc. (a)	12,553	86,867
UroGen Pharma Ltd. (a)	14,096	518,733
Vanda Pharmaceuticals, Inc. (a)	17,263	105,650
Vaxcyte, Inc. (a)	43,439	2,525,109
Vera Therapeutics, Inc. (a)	21,203	909,821
Veracyte, Inc. (a) (b)	26,728	1,569,735
Verastem, Inc. (a)	34,308	131,057
Vericel Corp. (a)	17,035	757,887
Vir Biotechnology, Inc. (a)	40,716	414,896
Viridian Therapeutics, Inc. (a)	29,881	548,914
Vor BioPharma, Inc. (a)	13,856	255,089
Voyager Therapeutics, Inc. (a)	17,949	62,822
X4 Pharmaceuticals, Inc. (a)	27,197	127,010
Xencor, Inc. (a)	23,093	371,797
Xenon Pharmaceuticals, Inc. (a)	32,437	1,957,897
XOMA Royalty Corp. (a) (b)	3,457	146,923
Z Squared, Inc. (a) (b)	14,907	157,716
Zenas Biopharma, Inc. (a) (b)	9,662	245,222
Zentalis Pharmaceuticals, Inc. (a)	17,064	82,760
Zura Bio Ltd. (a)	20,836	122,932
Zymeworks, Inc. (a)	15,480	404,647
		112,354,562
Broadline Retail — 0.1%
Groupon, Inc. (a) (b)	7,942	191,085
Kohl's Corp.	36,525	647,223
Pattern Group, Inc. - Class A (a)	10,932	275,377
Savers Value Village, Inc. (a)	12,180	122,896
		1,236,581
Building Products — 1.1%
Apogee Enterprises, Inc.	6,681	305,589
AZZ, Inc.	9,947	1,542,282
CSW Industrials, Inc.	5,361	1,491,966
Security Description	Shares	Value
Building Products—(Continued)
Gibraltar Industries, Inc. (a)	10,014	$451,631
Griffon Corp.	12,831	1,251,407
Insteel Industries, Inc.	6,338	191,408
Janus International Group, Inc. (a)	41,765	231,796
Masterbrand, Inc. (a) (b)	67,614	695,748
Quanex Building Products Corp. (b)	15,475	288,145
Resideo Technologies, Inc. (a)	45,416	1,412,438
Tecnoglass, Inc. (b)	8,912	417,171
UFP Industries, Inc.	18,903	1,715,258
Zurn Elkay Water Solutions Corp.	49,881	2,520,487
		12,515,326
Capital Markets — 1.8%
Acadian Asset Management, Inc.	9,352	668,855
AlTi Global, Inc. (a)	18,429	66,529
Artisan Partners Asset Management, Inc. - Class A	21,288	735,075
Bakkt, Inc. (a)	10,453	81,638
BGC Group, Inc. - Class A	124,444	1,330,306
BRC Group Holdings, Inc. (a)	7,860	63,194
Chaince Digital Holdings, Inc. (a) (b)	22,533	98,469
Cohen & Steers, Inc.	9,396	715,411
DigitalBridge Group, Inc.	59,072	932,156
Donnelley Financial Solutions, Inc. (a)	7,886	330,818
GCM Grosvenor, Inc. - Class A	19,826	243,860
Gemini Space Station, Inc. - Class A (a)	14,952	63,696
Innventure, Inc. (a) (b)	16,568	84,000
Marex Group PLC	20,598	1,255,448
Miami International Holdings, Inc. (a) (b)	25,380	943,121
Moelis & Co. - Class A (b)	24,896	1,628,696
Open Lending Corp. (a)	36,350	113,049
Patria Investments Ltd. - Class A (b)	22,588	248,016
Perella Weinberg Partners (b)	22,223	354,679
Piper Sandler Cos.	23,314	1,686,535
PJT Partners, Inc. - Class A (b)	8,124	1,226,237
Ridgepost Capital, Inc. - Class A	20,181	158,824
StepStone Group, Inc. - Class A	25,745	1,064,813
StoneX Group, Inc. (a)	24,002	2,844,237
Victory Capital Holdings, Inc. - Class A (b)	14,254	1,198,191
Virtus Investment Partners, Inc.	2,127	305,225
Wealthfront Corp. (a)	11,347	101,442
Webull Corp. (a) (b)	111,622	727,775
WisdomTree, Inc.	45,002	762,334
		20,032,629
Chemicals — 1.8%
AdvanSix, Inc.	9,088	180,669
Alto Ingredients, Inc. (a)	24,987	142,426
Ashland, Inc.	15,346	1,011,148
ASP Isotopes, Inc. (a) (b)	39,214	243,911
Aspen Aerogels, Inc. (a)	22,827	144,723
Avient Corp.	30,840	1,139,846
Balchem Corp.	10,818	1,827,701
Cabot Corp. (b)	17,239	1,565,646
Chemours Co.	50,752	1,041,431
Core Molding Technologies, Inc. (a)	2,763	65,207
Ecovyst, Inc. (a)	36,569	455,284
See accompanying notes to financial statements.
BHFTII-298

Brighthouse Funds Trust II
MetLife Russell 2000 Index Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Chemicals—(Continued)
Flotek Industries, Inc. (a)	4,953	$116,495
FMC Corp. (b)	42,121	484,391
Hawkins, Inc.	6,502	923,934
HB Fuller Co.	18,422	1,073,818
Huntsman Corp.	55,587	590,334
Ingevity Corp. (a)	11,784	879,911
Innospec, Inc.	8,340	678,793
Intrepid Potash, Inc. (a)	3,501	114,763
Koppers Holdings, Inc.	6,695	300,606
LSB Industries, Inc. (a)	20,015	216,362
Mativ Holdings, Inc.	18,468	139,803
Minerals Technologies, Inc. (b)	10,394	768,844
Orion SA	18,870	125,108
Perimeter Solutions, Inc. (a)	50,269	1,792,090
PureCycle Technologies, Inc. (a) (b)	48,815	395,890
Quaker Chemical Corp. (b)	4,609	732,232
Rayonier Advanced Materials, Inc. (a)	19,597	154,032
Sensient Technologies Corp.	14,228	1,754,170
Stepan Co.	7,287	406,032
Tronox Holdings PLC	39,502	248,863
		19,714,463
Commercial Services & Supplies — 1.5%
ABM Industries, Inc. (b)	19,530	864,007
ACCO Brands Corp.	26,613	110,710
Acme United Corp.	1,202	57,359
ACV Auctions, Inc. - Class A (a)	57,232	411,498
BrightView Holdings, Inc. (a)	25,625	363,106
Brink's Co.	13,803	1,304,245
Casella Waste Systems, Inc. - Class A (a) (b)	21,093	2,045,388
Cimpress PLC (a)	5,658	575,419
Civeo Corp. (a)	3,531	123,585
CoreCivic, Inc. (a)	32,438	985,466
Deluxe Corp.	14,910	356,051
Ennis, Inc.	7,489	159,141
Enviri Corp. (a)	7,965	174,832
GEO Group, Inc. (a)	42,254	1,248,606
Healthcare Services Group, Inc. (a)	22,992	564,684
HNI Corp.	23,912	966,284
Interface, Inc. (b)	19,338	693,074
Liquidity Services, Inc. (a)	7,856	307,327
Millerknoll, Inc.	22,870	467,920
Onterris, Inc. (a) (b)	11,341	229,202
OPENLANE, Inc. (a)	35,255	1,453,916
Perma-Fix Environmental Services, Inc. (a)	6,072	86,769
Pitney Bowes, Inc.	48,004	841,030
Quad/Graphics, Inc.	8,568	72,228
UniFirst Corp.	4,883	1,291,358
Vestis Corp. (a)	31,078	451,253
		16,204,458
Communications Equipment — 1.1%
ADTRAN Holdings, Inc. (a) (b)	25,519	354,714
Aviat Networks, Inc. (a)	3,369	74,792
BK Technologies Corp. (a)	1,022	87,871
Calix, Inc. (a)	19,590	731,099
Security Description	Shares	Value
Communications Equipment—(Continued)
Clearfield, Inc. (a)	4,399	$175,036
Digi International, Inc. (a) (b)	12,428	931,479
Extreme Networks, Inc. (a)	42,880	1,388,025
Harmonic, Inc. (a)	36,752	600,160
Lantronix, Inc. (a)	12,172	71,571
NETGEAR, Inc. (a)	8,854	206,741
NetScout Systems, Inc. (a) (b)	23,592	1,027,432
Ondas, Inc. (a) (b)	161,574	1,331,370
Ribbon Communications, Inc. (a)	28,859	67,530
Viasat, Inc. (a) (b)	41,888	3,761,961
Vistance Networks, Inc. (a)	73,524	939,637
		11,749,418
Construction & Engineering — 2.0%
Ameresco, Inc. - Class A (a)	10,926	301,558
Arcosa, Inc.	16,345	2,374,765
Argan, Inc. (b)	4,531	3,618,230
Bowman Consulting Group Ltd. (a)	5,271	153,913
Cardinal Infrastructure Group, Inc. - Class A (a)	5,722	539,012
Centuri Holdings, Inc. (a)	29,359	887,816
Concrete Pumping Holdings, Inc. (a)	7,256	87,435
Construction Partners, Inc. - Class A (a) (b)	15,962	1,895,807
Fluor Corp. (a)	47,927	2,510,895
Granite Construction, Inc. (b)	14,726	2,327,886
Legence Corp. - Class A (a)	19,432	1,656,189
Limbach Holdings, Inc. (a) (b)	3,712	285,824
Matrix Service Co. (a)	8,499	116,436
MYR Group, Inc. (a)	5,165	2,584,566
NWPX Infrastructure, Inc. (a)	3,172	475,610
Orion Group Holdings, Inc. (a)	13,102	220,376
Tutor Perini Corp.	15,143	1,256,415
		21,292,733
Construction Materials — 0.2%
Knife River Corp. (a)	19,191	1,605,327
Titan America SA (a) (b)	9,226	172,157
U.S. Lime & Minerals, Inc.	3,661	383,197
		2,160,681
Consumer Finance — 1.2%
Atlanticus Holdings Corp. (a)	1,823	186,402
Bread Financial Holdings, Inc.	13,543	1,467,384
Dave, Inc. (a)	3,399	1,266,433
Encore Capital Group, Inc. (a)	6,852	639,223
Enova International, Inc. (a)	8,033	1,933,784
FirstCash Holdings, Inc. (b)	13,581	2,937,842
Green Dot Corp. - Class A (a)	20,161	272,375
Happen, Inc. (a)	37,840	784,802
Jefferson Capital, Inc.	7,259	141,333
LendingTree, Inc. (a)	3,966	175,654
Medallion Financial Corp.	5,736	58,564
Navient Corp. (b)	21,340	181,603
Nelnet, Inc. - Class A	4,938	658,383
NerdWallet, Inc. - Class A (a)	10,112	93,536
Oportun Financial Corp. (a)	12,649	72,226
OppFi, Inc. (a)	9,232	91,674
See accompanying notes to financial statements.
BHFTII-299

Brighthouse Funds Trust II
MetLife Russell 2000 Index Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Consumer Finance—(Continued)
PRA Group, Inc. (a)	12,721	$241,572
PROG Holdings, Inc.	13,110	611,057
Regional Management Corp.	3,196	131,675
Upstart Holdings, Inc. (a) (b)	28,369	1,005,114
World Acceptance Corp. (a)	825	184,660
		13,135,296
Consumer Staples Distribution & Retail — 0.6%
Andersons, Inc.	11,044	755,410
Chefs' Warehouse, Inc. (a)	12,266	1,178,762
Grocery Outlet Holding Corp. (a) (b)	31,192	311,296
Ingles Markets, Inc. - Class A (b)	4,668	413,491
Natural Grocers by Vitamin Cottage, Inc.	4,643	144,026
PriceSmart, Inc.	8,699	1,699,263
United Natural Foods, Inc. (a)	20,118	918,789
Village Super Market, Inc. - Class A	2,798	118,020
Weis Markets, Inc.	4,483	351,064
Yesway, Inc. - Class A (a) (b)	5,505	111,751
		6,001,872
Containers & Packaging — 0.2%
Ardagh Metal Packaging SA	48,005	227,544
Greif, Inc. - Class A	8,106	603,816
Greif, Inc. - Class B	1,613	150,880
Myers Industries, Inc.	12,579	444,164
O-I Glass, Inc. (a)	51,545	496,378
Ranpak Holdings Corp. (a)	14,502	106,010
TriMas Corp.	9,225	415,402
		2,444,194
Distributors — 0.1%
GigaCloud Technology, Inc. - Class A (a) (b)	8,594	271,571
Gold.com, Inc. (b)	7,338	305,334
Weyco Group, Inc.	2,058	80,941
		657,846
Diversified Consumer Services — 1.1%
American Public Education, Inc. (a) (b)	6,466	347,224
Carriage Services, Inc.	4,959	190,128
Coursera, Inc. (a)	73,504	414,563
Covista, Inc. (a)	11,367	1,417,010
Driven Brands Holdings, Inc. (a)	21,813	304,073
Frontdoor, Inc. (a)	23,635	1,833,840
Graham Holdings Co. - Class B	1,053	1,201,915
Laureate Education, Inc. (a)	40,371	1,466,275
Lincoln Educational Services Corp. (a) (b)	10,003	499,150
Matthews International Corp. - Class A	10,070	271,084
McGraw Hill, Inc. (a)	8,613	81,565
OneSpaWorld Holdings Ltd.	33,148	936,100
Perdoceo Education Corp.	21,043	673,376
Phoenix Education Partners, Inc.	1,952	64,123
Strategic Education, Inc.	7,313	560,322
Stride, Inc. (a)	13,965	1,204,342
Universal Technical Institute, Inc. (a) (b)	15,869	678,717
		12,143,807
Security Description	Shares	Value
Diversified REITs — 0.5%
AH Realty Trust, Inc.	25,579	$181,099
Alpine Income Property Trust, Inc.	4,463	92,652
American Assets Trust, Inc.	16,040	396,028
Broadstone Net Lease, Inc. (b)	64,448	1,332,140
CTO Realty Growth, Inc.	11,004	236,696
Essential Properties Realty Trust, Inc. (b)	72,747	2,171,498
Gladstone Commercial Corp. (b)	14,650	180,195
Global Net Lease, Inc.	63,932	571,552
Modiv Industrial, Inc.	3,534	61,492
NexPoint Diversified Real Estate Trust	13,863	71,949
		5,295,301
Diversified Telecommunication Services — 0.5%
Anterix, Inc. (a)	3,695	380,363
ATN International, Inc.	3,399	90,040
Bandwidth, Inc. - Class A (a)	9,825	621,923
Cogent Communications Holdings, Inc.	16,308	226,355
IDT Corp. - Class B	5,481	318,775
Liberty Capital Corp. - Class C (a)	11,350	244,706
Liberty Latin America Ltd. - Class A (a)	10,542	82,649
Liberty Latin America Ltd. - Class C (a)	43,273	337,097
Lumen Technologies, Inc. (a)	320,549	2,461,816
Shenandoah Telecommunications Co.	16,660	251,233
Uniti Group, Inc. (b)	56,469	647,699
		5,662,656
Electric Utilities — 0.6%
Genie Energy Ltd. - Class B	6,875	99,344
Hawaiian Electric Industries, Inc. (a) (b)	54,779	741,160
MGE Energy, Inc.	12,408	1,011,748
Otter Tail Corp.	12,913	1,161,912
Portland General Electric Co.	38,974	2,020,022
TXNM Energy, Inc.	34,361	1,951,018
		6,985,204
Electrical Equipment — 1.3%
Allient, Inc.	4,938	508,268
American Superconductor Corp. (a)	15,604	647,722
Amprius Technologies, Inc. (a)	45,754	634,150
Array Technologies, Inc. (a) (b)	51,673	382,897
Atkore, Inc.	11,316	860,469
Babcock & Wilcox Enterprises, Inc. (a)	44,377	625,716
Energy Vault Holdings, Inc. (a)	47,188	222,256
EnerSys	12,278	2,870,842
Enovix Corp. (a) (b)	66,391	402,993
Eos Energy Enterprises, Inc. (a) (b)	114,514	673,342
Fluence Energy, Inc. (a) (b)	29,029	577,097
FuelCell Energy, Inc. (a)	18,035	649,440
Hyliion Holdings Corp. (a)	41,692	217,215
LSI Industries, Inc.	11,160	296,633
NANO Nuclear Energy, Inc. (a) (b)	14,594	308,517
NuScale Power Corp. (a) (b)	107,848	1,081,715
Plug Power, Inc. (a) (b)	452,132	1,225,278
Power Solutions International, Inc. (a)	2,810	109,281
Preformed Line Products Co.	838	344,049
SES AI Corp. (a)	89,699	86,129
See accompanying notes to financial statements.
BHFTII-300

Brighthouse Funds Trust II
MetLife Russell 2000 Index Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Electrical Equipment—(Continued)
Shoals Technologies Group, Inc. - Class A (a) (b)	56,775	$562,073
Sunrun, Inc. (a)	77,219	1,033,190
		14,319,272
Electronic Equipment, Instruments & Components — 2.8%
908 Devices, Inc. (a)	10,259	89,253
Aeva Technologies, Inc. (a)	9,523	273,501
Arlo Technologies, Inc. (a) (b)	35,967	484,835
Badger Meter, Inc. (b)	9,835	1,459,317
Bel Fuse, Inc. - Class A	619	180,271
Bel Fuse, Inc. - Class B	4,035	1,343,816
Belden, Inc.	13,001	1,558,950
Benchmark Electronics, Inc.	11,909	1,175,061
Climb Global Solutions, Inc.	4,721	109,575
Crane NXT Co.	16,632	850,893
CTS Corp.	9,464	616,958
Daktronics, Inc. (a)	13,245	259,072
ePlus, Inc.	8,768	729,761
Evolv Technologies Holdings, Inc. (a) (b)	55,209	320,212
Forward Industries, Inc. (a)	22,085	93,199
Frequency Electronics, Inc. (a)	2,433	161,430
Insight Enterprises, Inc. (a) (c)	9,513	1,158,683
Itron, Inc. (a) (b)	14,741	1,275,539
Kimball Electronics, Inc. (a)	8,628	220,877
Knowles Corp. (a)	28,384	1,177,368
LightPath Technologies, Inc. - Class A (a)	18,458	301,788
Lightwave Logic, Inc. (a)	53,671	507,728
Methode Electronics, Inc.	14,049	266,510
Mirion Technologies, Inc. (a) (b)	80,119	1,436,534
M-Tron Industries, Inc. (a)	1,445	143,272
Napco Security Technologies, Inc.	11,568	439,353
nLight, Inc. (a)	18,450	1,284,489
Novanta, Inc. (a) (b)	11,970	1,942,013
OSI Systems, Inc. (a)	5,296	1,158,235
Ouster, Inc. (a)	20,789	1,299,728
PC Connection, Inc.	4,091	298,602
Plexus Corp. (a) (c)	8,936	2,686,787
Powerfleet, Inc. NJ (a) (b)	42,916	164,368
RF Industries Ltd. (a)	2,918	61,891
Richardson Electronics Ltd.	3,868	73,531
Rogers Corp. (a)	5,988	980,415
ScanSource, Inc. (a) (b)	7,190	374,527
SmartRent, Inc. (a)	61,762	73,497
Unusual Machines, Inc. (a)	15,361	342,550
Vishay Intertechnology, Inc. (b)	40,680	2,187,770
Vishay Precision Group, Inc. (a)	4,043	606,086
Vuzix Corp. (a)	23,863	69,203
		30,237,448
Energy Equipment & Services — 2.3%
Archrock, Inc. (b)	57,669	2,347,705
Atlas Energy Solutions, Inc. (b)	27,670	459,599
Borr Drilling Ltd. (a)	78,751	325,242
Bristow Group, Inc.	9,025	372,913
Cactus, Inc. - Class A	23,308	1,194,069
Core Laboratories, Inc.	15,664	182,486
Security Description	Shares	Value
Energy Equipment & Services—(Continued)
Energy Services of America Corp.	4,115	$79,584
Expro Group Holdings NV (a)	29,923	441,963
Flowco Holdings, Inc. - Class A	12,171	259,729
Forum Energy Technologies, Inc. (a)	3,314	166,462
Helix Energy Solutions Group, Inc. (a)	46,840	409,382
Helmerich & Payne, Inc.	32,531	1,065,065
HMH Holding, Inc. - Class A (a)	3,717	69,657
Innovex International, Inc. (a)	15,236	377,853
Kodiak Gas Services, Inc.	33,380	2,507,839
Liberty Energy, Inc. (b)	53,318	1,396,398
Nabors Industries Ltd. (a)	5,126	430,635
National Energy Services Reunited Corp. (a)	20,802	622,604
Natural Gas Services Group, Inc.	3,564	153,751
Noble Corp. PLC	42,537	1,586,630
Oceaneering International, Inc. (a)	33,286	1,348,749
Oil States International, Inc. (a)	17,144	137,323
Patterson-UTI Energy, Inc. (b)	116,259	1,067,258
ProPetro Holding Corp. (a) (b)	33,227	476,475
Ranger Energy Services, Inc. - Class A	6,726	107,683
RPC, Inc.	34,265	199,765
SEACOR Marine Holdings, Inc. (a)	7,809	59,739
Seadrill Ltd. (a)	21,127	799,023
Select Water Solutions, Inc.	37,709	753,426
Solaris Energy Infrastructure, Inc.	17,642	1,419,475
TETRA Technologies, Inc. (a)	43,275	490,306
Tidewater, Inc. (a)	16,566	1,103,792
Transocean Ltd. (a) (b)	326,161	1,594,927
Valaris Ltd. (a)	19,034	1,381,868
		25,389,375
Entertainment — 0.7%
AMC Entertainment Holdings, Inc. - Class A (a)	206,531	392,409
Atlanta Braves Holdings, Inc. - Class A (a) (b)	2,470	139,086
Atlanta Braves Holdings, Inc. - Class C (a)	16,449	853,703
Cinemark Holdings, Inc.	35,182	1,116,325
IMAX Corp. (a)	15,245	607,665
Lionsgate Studios Corp. (a)	65,912	1,009,113
Madison Square Garden Entertainment Corp. (a)	13,219	1,069,285
Marcus Corp.	7,187	168,607
Playtika Holding Corp.	18,958	70,524
Reservoir Media, Inc. (a) (b)	7,562	74,788
Sphere Entertainment Co. (a) (b)	9,151	1,583,397
Starz Entertainment Corp. (a)	4,015	115,873
Stubhub Holdings, Inc. - Class A (a)	74,092	953,564
		8,154,339
Financial Services — 2.0%
Acacia Research Corp. (a)	12,148	56,610
Alerus Financial Corp. (b)	7,660	238,226
Better Home & Finance Holding Co. (a)	2,861	78,677
Bladex, Inc.	9,805	602,713
Burford Capital Ltd.	68,831	282,207
Cannae Holdings, Inc.	15,159	218,290
Cass Information Systems, Inc.	3,496	179,415
Compass Diversified Holdings (a)	23,031	245,510
Dlocal Ltd.	30,489	396,205
See accompanying notes to financial statements.
BHFTII-301

Brighthouse Funds Trust II
MetLife Russell 2000 Index Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Financial Services—(Continued)
Enact Holdings, Inc.	9,297	$424,966
Essent Group Ltd.	30,110	1,935,471
EVERTEC, Inc.	20,174	560,434
Federal Agricultural Mortgage Corp. - Class C (b)	3,113	620,327
Flywire Corp. (a) (b)	39,919	701,377
HA Sustainable Infrastructure Capital, Inc. (b)	42,544	1,661,343
International Money Express, Inc. (a)	8,358	120,773
Jackson Financial, Inc. - Class A	21,851	2,237,324
Marqeta, Inc. - Class A (a)	116,988	474,971
Merchants Bancorp (b)	8,241	412,050
NCR Atleos Corp. (a)	24,523	1,064,543
NewtekOne, Inc.	8,049	119,206
NMI Holdings, Inc. (a) (b)	25,366	1,042,289
Onity Group, Inc. (a)	2,204	87,609
Pagseguro Digital Ltd. - Class A	57,012	515,959
Paymentus Holdings, Inc. - Class A (a)	19,886	480,446
Payoneer Global, Inc. (a)	87,990	626,489
Paysafe Ltd. (a) (b)	8,916	66,602
Paysign, Inc. (a)	14,879	121,859
PennyMac Financial Services, Inc. (b)	9,907	862,900
Priority Technology Holdings, Inc. (a)	8,818	58,816
Radian Group, Inc.	45,097	1,698,804
Remitly Global, Inc. (a)	62,869	1,408,894
Repay Holdings Corp. (a)	22,013	92,455
Sezzle, Inc. (a) (b)	5,441	933,839
StoneCo Ltd. - Class A	75,141	814,528
Velocity Financial, Inc. (a)	5,353	98,816
Walker & Dunlop, Inc.	11,179	611,491
Waterstone Financial, Inc.	5,072	105,143
		22,257,577
Food Products — 0.5%
Alico, Inc.	2,158	89,276
B&G Foods, Inc. (b)	25,914	103,138
Cal-Maine Foods, Inc. (b)	14,416	1,161,353
Del Monte Corp.	10,920	304,777
Dole PLC	26,322	361,138
Flowers Foods, Inc. (b)	62,950	497,305
J&J Snack Foods Corp.	5,013	368,205
John B Sanfilippo & Son, Inc.	2,445	210,246
Lifeway Foods, Inc. (a)	1,876	55,980
Limoneira Co.	5,342	70,140
Mama's Creations, Inc. (a)	12,707	226,820
Marzetti Co.	6,572	750,260
Mission Produce, Inc. (a)	19,546	230,447
Once Upon a Farm PBC (a)	4,577	93,737
Seneca Foods Corp. - Class A (a)	1,414	245,951
Simply Good Foods Co. (a)	25,958	344,722
Utz Brands, Inc.	25,163	193,755
Vital Farms, Inc. (a) (b)	11,335	131,826
Westrock Coffee Co. (a)	12,987	105,325
		5,544,401
Gas Utilities — 1.0%
Brookfield Infrastructure Corp. - Class A	41,631	1,602,794
Chesapeake Utilities Corp.	8,013	981,432
Security Description	Shares	Value
Gas Utilities—(Continued)
New Jersey Resources Corp.	33,929	$1,901,381
Northwest Natural Holding Co.	14,163	694,837
ONE Gas, Inc.	21,030	1,620,782
RGC Resources, Inc.	2,683	64,124
Southwest Gas Holdings, Inc.	24,348	2,159,181
Spire, Inc.	19,538	1,525,722
		10,550,253
Ground Transportation — 0.4%
ArcBest Corp.	7,392	1,061,048
Covenant Logistics Group, Inc.	5,175	228,631
FTAI Infrastructure, Inc. (b)	34,200	158,688
Heartland Express, Inc.	13,000	197,860
Hertz Global Holdings, Inc. (a) (b)	44,368	100,493
Marten Transport Ltd.	19,715	342,055
Proficient Auto Logistics, Inc. (a)	8,979	61,147
RXO, Inc. (a)	55,486	1,530,859
Werner Enterprises, Inc.	20,073	875,384
		4,556,165
Health Care Equipment & Supplies — 2.6%
Alphatec Holdings, Inc. (a)	41,124	355,723
AngioDynamics, Inc. (a)	12,435	161,779
Anteris Technologies Global Corp. (a) (b)	27,493	270,806
Artivion, Inc. (a) (b)	15,164	340,735
AtriCure, Inc. (a)	17,574	491,721
Avanos Medical, Inc. (a)	14,732	366,532
Axogen, Inc. (a) (b)	17,392	803,336
Beta Bionics, Inc. (a)	15,634	244,985
Bioventus, Inc. - Class A (a) (b)	17,502	165,219
Butterfly Network, Inc. (a) (b)	70,114	590,360
CapsoVision, Inc. (a)	9,461	71,714
Ceribell, Inc. (a)	9,275	180,399
Cerus Corp. (a)	66,399	193,885
ClearPoint Neuro, Inc. (a) (b)	8,461	150,944
CONMED Corp. (b)	11,057	361,896
Delcath Systems, Inc. (a) (b)	11,270	141,889
Dentsply Sirona, Inc.	67,648	717,745
Electromed, Inc. (a)	2,583	109,261
Embecta Corp.	21,656	70,599
Enovis Corp. (a)	19,309	399,696
Establishment Labs Holdings, Inc. (a)	8,995	771,861
Glaukos Corp. (a) (b)	19,013	2,657,257
Haemonetics Corp. (a)	15,570	1,167,750
ICU Medical, Inc. (a) (b)	8,154	1,195,376
Inogen, Inc. (a)	8,497	54,806
Inspire Medical Systems, Inc. (a)	9,613	428,836
Integer Holdings Corp. (a)	11,326	1,058,415
Integra LifeSciences Holdings Corp. (a)	22,680	407,333
iRadimed Corp.	2,821	269,575
IRhythm Holdings, Inc. (a)	10,930	1,300,123
Kestra Medical Technologies Ltd. (a)	8,716	221,735
KORU Medical Systems, Inc. (a)	15,406	64,705
Lantheus Holdings, Inc. (a)	21,540	2,389,648
LeMaitre Vascular, Inc.	7,225	693,311
LivaNova PLC (a)	18,543	1,524,791
See accompanying notes to financial statements.
BHFTII-302

Brighthouse Funds Trust II
MetLife Russell 2000 Index Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Health Care Equipment & Supplies—(Continued)
Merit Medical Systems, Inc. (a)	19,741	$1,368,841
MiniMed Group, Inc. (a)	9,906	148,095
Neogen Corp. (a)	73,243	658,455
NeuroPace, Inc. (a)	9,229	146,649
Novocure Ltd. (a)	35,384	536,068
Omnicell, Inc. (a) (b)	15,100	626,952
OraSure Technologies, Inc. (a)	21,650	96,559
Orchestra BioMed Holdings, Inc. (a)	14,648	63,206
Orthofix Medical, Inc. (a)	13,566	123,993
OrthoPediatrics Corp. (a)	5,617	107,453
Procept Biorobotics Corp. (a) (b)	20,112	454,129
Pulse Biosciences, Inc. (a) (b)	5,792	160,612
QuidelOrtho Corp. (a)	22,459	393,369
RxSight, Inc. (a)	13,266	63,942
Senseonics Holdings, Inc. (a)	13,402	76,123
Shoulder Innovations, Inc. (a)	3,518	71,345
SI-BONE, Inc. (a) (b)	14,641	238,941
Sight Sciences, Inc. (a)	13,916	75,425
STAAR Surgical Co. (a) (b)	10,957	314,356
Strive, Inc. - Class A (a) (b)	21,407	233,550
Tactile Systems Technology, Inc. (a)	7,825	233,028
Tandem Diabetes Care, Inc. (a)	23,352	352,382
TransMedics Group, Inc. (a)	11,333	752,738
UFP Technologies, Inc. (a)	2,522	668,658
Utah Medical Products, Inc.	1,293	89,191
Varex Imaging Corp. (a)	14,171	147,804
		28,596,610
Health Care Providers & Services — 3.0%
Acadia Healthcare Co., Inc. (a)	30,752	908,107
Accendra Health, Inc. (a)	24,466	83,674
AdaptHealth Corp. (a) (b)	34,151	355,853
Addus HomeCare Corp. (a)	6,166	619,498
agilon health, Inc. (a)	4,161	445,976
Alignment Healthcare, Inc. (a)	67,543	1,608,199
AMN Healthcare Services, Inc. (a)	12,575	407,053
Ardent Health, Inc. (a)	7,768	76,437
Astrana Health, Inc. (a) (b)	15,081	699,909
Aveanna Healthcare Holdings, Inc. (a)	26,467	226,822
BrightSpring Health Services, Inc. (a)	53,843	3,755,011
Brookdale Senior Living, Inc. (a) (b)	79,157	1,273,636
Castle Biosciences, Inc. (a)	9,449	225,359
Clover Health Investments Corp. (a)	139,695	732,002
Community Health Systems, Inc. (a)	43,506	145,310
Concentra Group Holdings Parent, Inc.	39,051	1,161,767
CorVel Corp. (a)	9,768	610,695
Cross Country Healthcare, Inc. (a)	10,249	135,389
Fulgent Genetics, Inc. (a)	7,417	152,197
GeneDx Holdings Corp. (a)	6,434	441,694
Guardian Pharmacy Services, Inc. - Class A (a)	7,026	294,179
HealthEquity, Inc. (a)	27,976	2,526,792
Hims & Hers Health, Inc. (a) (b)	71,361	2,474,086
Hinge Health, Inc. - Class A (a)	13,843	1,148,969
InfuSystem Holdings, Inc. (a)	6,605	63,738
Innovage Holding Corp. (a)	6,984	82,760
LifeStance Health Group, Inc. (a)	63,700	682,227
Security Description	Shares	Value
Health Care Providers & Services—(Continued)
Lumexa Imaging Holdings, Inc. (a)	8,357	$94,267
National HealthCare Corp. (b)	4,290	906,734
NeoGenomics, Inc. (a) (b)	43,530	635,103
NRC Health	3,977	85,784
Nutex Health, Inc. (a) (b)	1,674	286,070
Omada Health, Inc. (a)	13,605	298,630
Oncology Institute, Inc. (a)	26,371	143,195
OPKO Health, Inc. (a) (b)	125,174	187,761
Option Care Health, Inc. (a)	52,684	1,104,783
PACS Group, Inc. (a) (b)	15,487	660,366
Pediatrix Medical Group, Inc. (a)	27,531	697,360
Pennant Group, Inc. (a)	11,305	417,720
Privia Health Group, Inc. (a) (b)	40,059	1,030,718
Progyny, Inc. (a)	22,376	645,100
RadNet, Inc. (a) (b)	23,604	1,455,659
Select Medical Holdings Corp.	35,024	578,246
Sonida Senior Living, Inc. (a)	9,552	389,722
Strata Critical Medical, Inc. (a) (b)	23,582	124,277
Surgery Partners, Inc. (a) (b)	26,477	444,814
Talkspace, Inc. (a)	53,856	280,051
U.S. Physical Therapy, Inc. (b)	4,789	328,908
Viemed Healthcare, Inc. (a)	10,345	117,933
		32,250,540
Health Care REITs — 0.8%
CareTrust REIT, Inc.	74,919	3,022,981
Chiron Real Estate, Inc.	4,521	169,628
Community Healthcare Trust, Inc.	8,914	162,948
Diversified Healthcare Trust	73,711	685,512
LTC Properties, Inc.	16,429	631,695
National Health Investors, Inc. (b)	16,030	1,222,448
National Healthcare Properties, Inc. (a)	15,409	225,742
Sabra Health Care REIT, Inc. (b)	84,231	1,643,347
Sila Realty Trust, Inc.	18,233	553,554
Universal Health Realty Income Trust	4,263	186,975
		8,504,830
Health Care Technology — 0.3%
Certara, Inc. (a)	39,381	257,945
Claritev Corp. (a)	2,919	99,567
Evolent Health, Inc. - Class A (a)	38,199	207,039
HealthStream, Inc.	8,897	242,443
HeartFlow, Inc. (a)	26,649	781,882
LifeMD, Inc. (a)	13,749	56,783
Phreesia, Inc. (a)	17,671	181,835
Schrodinger, Inc. (a)	19,242	312,682
Simulations Plus, Inc. (a)	5,451	99,808
Teladoc Health, Inc. (a) (b)	60,283	511,200
TruBridge, Inc. (a)	2,967	77,765
Waystar Holding Corp. (a) (b)	37,188	763,470
		3,592,419
Hotel & Resort REITs — 0.8%
Apple Hospitality REIT, Inc.	72,552	1,219,599
Chatham Lodging Trust	15,022	198,741
DiamondRock Hospitality Co. (b)	68,308	831,992
See accompanying notes to financial statements.
BHFTII-303

Brighthouse Funds Trust II
MetLife Russell 2000 Index Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Hotel & Resort REITs—(Continued)
Park Hotels & Resorts, Inc.	62,320	$888,060
Pebblebrook Hotel Trust (b)	37,476	727,409
RLJ Lodging Trust (b)	41,379	490,341
Ryman Hospitality Properties, Inc. (b)	20,702	2,661,242
Service Properties Trust	194,388	328,516
Summit Hotel Properties, Inc.	32,116	225,133
Sunstone Hotel Investors, Inc. (b)	60,311	690,561
Xenia Hotels & Resorts, Inc.	30,981	630,773
		8,892,367
Hotels, Restaurants & Leisure — 2.0%
Accel Entertainment, Inc. (a)	17,333	218,569
Biglari Holdings, Inc. - Class B (a)	274	116,732
BJ's Restaurants, Inc. (a) (b)	6,493	394,352
Bloomin' Brands, Inc.	28,721	262,510
Brightstar Lottery PLC (b)	30,573	327,742
Brinker International, Inc. (a)	14,342	2,409,456
Cheesecake Factory, Inc. (b)	15,627	1,242,971
Cracker Barrel Old Country Store, Inc. (b)	7,542	401,989
Dave & Buster's Entertainment, Inc. (a)	9,202	104,903
Dine Brands Global, Inc. (b)	4,289	153,975
El Pollo Loco Holdings, Inc. (a)	8,541	144,855
First Watch Restaurant Group, Inc. (a)	20,954	270,097
Genius Sports Ltd. (a)	79,569	482,188
Global Business Travel Group I (a)	42,315	397,338
Hilton Grand Vacations, Inc. (a)	18,706	979,633
Inspired Entertainment, Inc. (a) (b)	8,671	71,536
Jack in the Box, Inc. (a) (b)	6,098	96,409
Krispy Kreme, Inc. (a)	25,079	88,529
Kura Sushi USA, Inc. - Class A (a) (b)	2,410	138,720
Life Time Group Holdings, Inc. (a) (b)	48,409	1,977,023
Lindblad Expeditions Holdings, Inc. (a)	16,573	468,021
Marriott Vacations Worldwide Corp.	9,307	948,197
Monarch Casino & Resort, Inc.	4,057	533,942
Nathan's Famous, Inc.	956	97,130
Navan, Inc. - Class A (a)	34,641	792,240
Papa John's International, Inc. (b)	10,960	402,999
Penn Entertainment, Inc. (a)	42,722	912,542
Portillo's, Inc. - Class A (a) (b)	23,559	111,670
Pursuit Attractions & Hospitality, Inc. (a) (b)	6,974	390,335
RCI Hospitality Holdings, Inc.	2,918	79,720
Red Rock Resorts, Inc. - Class A (b)	15,891	1,033,868
Rush Street Interactive, Inc. (a)	33,636	1,000,335
Sabre Corp. (a) (b)	111,499	233,033
Serve Robotics, Inc. (a) (b)	24,615	161,967
Shake Shack, Inc. - Class A (a) (b)	13,080	732,742
SHARPLINK, Inc. (a) (b)	63,226	303,485
Six Flags Entertainment Corp. (a) (b)	32,202	685,903
Super Group SGHC Ltd. (b)	54,514	738,665
Sweetgreen, Inc. - Class A (a)	35,631	313,909
Target Hospitality Corp. (a)	13,540	275,674
United Parks & Resorts, Inc. (a) (b)	6,570	313,652
Venu Holding Corp. (a) (b)	17,664	40,097
Wendy's Co. (b)	53,901	446,839
Xponential Fitness, Inc. - Class A (a)	16,740	115,841
		21,412,333
Security Description	Shares	Value
Household Durables — 1.6%
Beazer Homes USA, Inc. (a)	8,776	$246,167
Cavco Industries, Inc. (a)	2,595	1,594,316
Century Communities, Inc.	8,431	604,165
Champion Homes, Inc. (a)	18,394	1,620,879
Cricut, Inc. - Class A	17,833	78,287
Dream Finders Homes, Inc. - Class A (a) (b)	10,204	176,121
Ethan Allen Interiors, Inc.	7,632	170,499
Flexsteel Industries, Inc.	1,222	91,015
Green Brick Partners, Inc. (a)	10,201	816,488
Helen of Troy Ltd. (a)	7,229	210,147
Hovnanian Enterprises, Inc. - Class A (a)	1,590	226,432
Installed Building Products, Inc. (b)	7,877	1,810,450
KB Home (b)	20,258	1,267,948
La-Z-Boy, Inc.	13,473	540,537
Legacy Housing Corp. (a)	4,120	108,232
Leggett & Platt, Inc.	45,262	530,018
LGI Homes, Inc. (a)	6,917	440,475
Lovesac Co. (a)	4,316	72,034
M/I Homes, Inc. (a)	8,490	1,365,107
Meritage Homes Corp. (c)	22,021	1,846,461
Newell Brands, Inc.	142,217	873,212
Sonos, Inc. (a)	40,235	544,379
Taylor Morrison Home Corp. (a)	31,427	2,254,573
XMAX, Inc. (a) (b)	20,532	186,636
		17,674,578
Household Products — 0.3%
Central Garden & Pet Co. (Voting Shares) (a)	3,370	149,426
Central Garden & Pet Co. (Non-Voting Shares) - Class A (a)	16,687	646,955
Energizer Holdings, Inc.	20,500	439,520
Oil-Dri Corp. of America	3,294	336,680
Spectrum Brands Holdings, Inc.	7,501	643,211
WD-40 Co. (b)	4,515	1,100,034
		3,315,826
Independent Power and Renewable Electricity Producers — 0.2%
Hallador Energy Co. (a)	11,814	205,445
Ormat Technologies, Inc. (b)	20,712	2,255,537
		2,460,982
Industrial Conglomerates — 0.1%
Brookfield Business Corp. - Class A	23,243	693,804
Industrial REITs — 0.4%
Industrial Logistics Properties Trust	18,910	167,732
Innovative Industrial Properties, Inc.	9,521	590,111
LXP Industrial Trust	19,416	1,046,134
One Liberty Properties, Inc.	6,069	148,205
Terreno Realty Corp.	35,296	2,286,122
		4,238,304
Insurance — 2.1%
Abacus Global Management, Inc. (b)	14,245	152,564
Accelerant Holdings - Class A (a)	20,579	241,186
American Coastal Insurance Corp. - Class C	8,456	93,862
American Integrity Insurance Group, Inc.	5,948	112,001
See accompanying notes to financial statements.
BHFTII-304

Brighthouse Funds Trust II
MetLife Russell 2000 Index Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Insurance—(Continued)
AMERISAFE, Inc.	6,840	$231,397
Ategrity Specialty Holdings LLC (a)	3,135	75,365
Baldwin Insurance Group, Inc. (a) (b)	32,371	860,421
Bowhead Specialty Holdings, Inc. (a)	5,692	170,362
Citizens, Inc. (a)	13,978	80,234
CNO Financial Group, Inc.	30,966	1,578,647
Crawford & Co. - Class A	5,555	62,605
Donegal Group, Inc. - Class A	5,184	97,770
Employers Holdings, Inc.	6,181	312,017
F&G Annuities & Life, Inc.	12,962	344,660
Genworth Financial, Inc. (a)	127,330	1,205,815
Goosehead Insurance, Inc. - Class A (a)	7,950	385,575
Greenlight Capital Re Ltd. - Class A (a)	7,978	129,084
Hamilton Insurance Group Ltd. - Class B	16,361	555,292
HCI Group, Inc.	3,725	652,806
Heritage Insurance Holdings, Inc. (a)	7,545	196,774
Hippo Holdings, Inc. (a)	6,463	182,644
Horace Mann Educators Corp.	13,458	695,106
Investors Title Co.	451	123,430
Kemper Corp.	19,736	532,083
Kingstone Cos., Inc.	3,418	65,044
Kingsway Corp. (a)	7,296	76,024
Lemonade, Inc. (a) (b)	23,731	1,543,701
MBIA, Inc. (a)	14,106	91,971
Mercury General Corp.	9,004	960,006
Neptune Insurance Holdings, Inc. - Class A (a)	12,765	402,097
Octave Specialty Group, Inc. (a)	13,888	86,661
Oscar Health, Inc. - Class A (a)	79,591	2,269,935
Palomar Holdings, Inc. (a)	8,770	1,108,440
Pelagos Insurance Capital Ltd.	14,736	358,822
Root, Inc. - Class A (a)	4,848	271,100
Safety Insurance Group, Inc.	4,673	349,821
Selective Insurance Group, Inc.	20,103	1,950,192
SiriusPoint Ltd. (a)	35,061	841,464
Skyward Specialty Insurance Group, Inc. (a)	13,939	813,341
Slide Insurance Holdings, Inc. (a)	22,562	437,026
Stewart Information Services Corp.	10,121	668,188
Tiptree, Inc.	7,878	141,174
Trupanion, Inc. (a)	12,099	299,692
United Fire Group, Inc.	7,040	369,178
Universal Insurance Holdings, Inc.	9,116	377,038
		22,552,615
Interactive Media & Services — 0.5%
Bumble, Inc. - Class A (a)	35,606	113,939
Cargurus, Inc. (a)	24,980	851,568
Cars.com, Inc. (a)	15,253	166,868
EverQuote, Inc. - Class A (a)	9,942	236,520
fuboTV, Inc. - Class A (a) (b)	9,788	90,050
Grindr, Inc. (a)	12,273	176,363
MediaAlpha, Inc. - Class A (a)	13,769	173,076
Nextdoor Holdings, Inc. (a)	93,424	212,072
QuinStreet, Inc. (a)	18,405	269,633
RUM Group, Inc. (a) (b)	38,197	242,169
Shutterstock, Inc.	9,001	125,564
Taboola.com Ltd. (a)	43,333	216,665
Security Description	Shares	Value
Interactive Media & Services—(Continued)
TripAdvisor, Inc. (a) (b)	37,845	$518,855
Trump Media & Technology Group Corp. (a) (b)	54,555	422,256
Webtoon Entertainment, Inc. (a)	7,566	86,404
Yelp, Inc. (a)	18,716	458,916
Ziff Davis, Inc. (a) (b)	12,409	649,859
ZipRecruiter, Inc. - Class A (a)	23,473	88,024
ZoomInfo Technologies, Inc. (a)	83,236	243,882
		5,342,683
IT Services — 0.4%
Backblaze, Inc. - Class A (a) (b)	19,822	314,377
BigBear.ai Holdings, Inc. (a) (b)	162,764	597,344
Commerce.com, Inc. - Series 1 (a)	20,769	61,476
DXC Technology Co. (a)	57,027	504,689
Everforth, Inc. (a) (c)	13,058	233,346
Fastly, Inc. - Class A (a)	50,626	929,493
Globant SA (a)	14,312	414,189
Grid Dynamics Holdings, Inc. (a)	22,348	126,937
Hackett Group, Inc.	7,677	82,681
Rackspace Technology, Inc. (a) (b)	30,715	200,569
SharonAI Holdings, Inc. (a) (b)	1,483	125,551
TSS, Inc. (a)	6,787	83,480
Unisys Corp. (a)	20,541	75,180
Whitefiber, Inc. (a) (b)	3,963	153,963
		3,903,275
Leisure Products — 0.5%
Acushnet Holdings Corp.	9,245	1,095,810
Callaway Golf Co. (a) (b)	46,659	876,723
Escalade, Inc.	3,493	65,598
Funko, Inc. - Class A (a)	14,475	85,113
JAKKS Pacific, Inc.	2,462	57,315
Johnson Outdoors, Inc. - Class A	1,983	91,297
Latham Group, Inc. (a)	18,061	116,855
Malibu Boats, Inc. - Class A (a)	6,654	182,519
MasterCraft Boat Holdings, Inc. (a)	5,358	138,344
Peloton Interactive, Inc. - Class A (a)	135,202	799,044
Polaris, Inc.	18,071	1,236,779
Smith & Wesson Brands, Inc.	16,617	249,920
Sturm Ruger & Co., Inc.	4,519	171,044
		5,166,361
Life Sciences Tools & Services — 0.5%
10X Genomics, Inc. - Class A (a)	39,331	1,507,951
Adaptive Biotechnologies Corp. (a)	50,873	1,091,226
Alamar Biosciences, Inc. (a)	4,633	125,508
Azenta, Inc. (a)	13,077	333,725
BioLife Solutions, Inc. (a)	14,146	399,483
Codexis, Inc. (a)	29,493	66,654
CryoPort, Inc. (a)	16,506	259,144
Cytek Biosciences, Inc. (a)	37,012	163,963
Fortrea Holdings, Inc. (a)	32,157	559,532
Ginkgo Bioworks Holdings, Inc. (a)	16,307	161,602
Lifecore Biomedical, Inc. (a)	9,314	48,899
Maravai LifeSciences Holdings, Inc. - Class A (a)	42,938	267,933
Mesa Laboratories, Inc.	1,730	172,221
See accompanying notes to financial statements.
BHFTII-305

Brighthouse Funds Trust II
MetLife Russell 2000 Index Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Life Sciences Tools & Services—(Continued)
OmniAb, Inc. (a)	36,372	$89,475
OmniAb, Inc. (a) (b) (d) (e)	4,218	0
Pacific Biosciences of California, Inc. (a) (b)	84,984	142,773
Personalis, Inc. (a)	22,547	302,130
Quanterix Corp. (a)	14,675	63,396
		5,755,615
Machinery — 3.3%
3D Systems Corp. (a)	42,912	129,594
Aebi Schmidt Holding AG	11,696	146,785
AirJoule Technologies Corp. (a)	11,928	66,081
Alamo Group, Inc.	3,504	576,373
Albany International Corp. - Class A	9,577	713,487
Alliance Laundry Holdings, Inc. (a) (b)	14,475	383,877
Astec Industries, Inc.	7,715	472,081
Atmus Filtration Technologies, Inc.	27,619	1,408,293
Blue Bird Corp. (a)	10,552	833,186
CECO Environmental Corp. (a)	17,415	1,580,237
Columbus McKinnon Corp.	8,813	133,341
Douglas Dynamics, Inc.	7,749	418,059
Elmet Group Co. (a)	3,613	71,321
Energy Recovery, Inc. (a)	15,651	141,172
Enerpac Tool Group Corp.	16,817	603,058
Enpro, Inc.	7,110	2,679,972
ESCO Technologies, Inc.	8,737	3,058,299
Federal Signal Corp.	20,141	2,587,917
Franklin Electric Co., Inc.	12,646	1,355,525
Gorman-Rupp Co.	7,079	649,427
Graham Corp. (a)	3,388	419,401
Greenbrier Cos., Inc.	10,244	502,058
Helios Technologies, Inc.	11,029	984,338
Hillman Solutions Corp. (a)	66,461	560,931
Hyster-Yale, Inc.	3,736	130,984
JBT Marel Corp. (b)	17,517	2,539,965
Kadant, Inc. (b)	3,970	1,247,493
Kennametal, Inc.	25,653	899,138
L.B. Foster Co. - Class A (a)	3,370	152,223
Lindsay Corp.	3,456	427,853
Luxfer Holdings PLC	8,079	145,745
Manitowoc Co., Inc. (a) (b)	11,883	165,055
Mayville Engineering Co., Inc. (a)	4,908	183,854
Microvast Holdings, Inc. (a)	74,790	87,504
Miller Industries, Inc.	4,021	205,674
Mueller Water Products, Inc. - Class A	51,904	1,340,680
Palladyne AI Corp. (a)	12,933	78,633
Park-Ohio Holdings Corp.	4,251	163,451
Perma-Pipe International Holdings, Inc. (a)	2,558	69,654
Proto Labs, Inc. (a)	7,985	650,857
Richtech Robotics, Inc. - Class B (a) (b)	64,793	136,713
Standex International Corp. (b)	4,020	1,437,833
Taylor Devices, Inc. (a)	1,114	65,370
Tennant Co.	5,946	520,513
Terex Corp.	37,987	2,749,879
Titan International, Inc. (a)	21,654	166,952
Trinity Industries, Inc. (b)	26,688	922,871
Twin Disc, Inc.	3,932	91,222
Security Description	Shares	Value
Machinery—(Continued)
Velo3D, Inc. (a) (b)	5,775	$101,351
Wabash National Corp.	11,940	161,190
Worthington Enterprises, Inc.	10,359	556,900
		35,874,370
Marine Transportation — 0.3%
Costamare, Inc.	13,997	196,238
Genco Shipping & Trading Ltd.	10,084	249,882
Himalaya Shipping Ltd. (a)	10,184	136,058
Matson, Inc.	10,056	1,933,065
Pangaea Logistics Solutions Ltd.	16,298	105,937
Safe Bulkers, Inc.	23,256	146,745
		2,767,925
Media — 0.5%
Advantage Solutions, Inc. (a)	1,566	67,714
AMC Global Media, Inc. - Class A (a)	10,727	107,055
Boston Omaha Corp. - Class A (a)	6,733	91,838
Cable One, Inc. (a)	1,743	92,571
Clear Channel Outdoor Holdings, Inc. (a)	130,013	314,632
DoubleVerify Holdings, Inc. (a)	47,075	510,293
Entravision Communications Corp. - Class A	21,326	278,091
EW Scripps Co. - Class A (a)	20,013	55,436
Gray Media, Inc.	27,043	107,361
Ibotta, Inc. - Class A (a) (b)	3,683	125,811
iHeartMedia, Inc. - Class A (a)	41,286	177,117
John Wiley & Sons, Inc. - Class A (b)	13,071	634,074
Magnite, Inc. (a) (b)	47,706	905,460
MNTN, Inc. - Class A (a)	16,170	148,764
National CineMedia, Inc.	20,722	78,744
Newsmax, Inc. (a) (b)	15,123	125,218
Nexxen International Ltd. (a)	12,059	108,893
Optimum Communications, Inc. - Class A (a)	80,693	117,005
PubMatic, Inc. - Class A (a)	14,669	192,457
Scholastic Corp. (b)	5,082	233,772
Sinclair, Inc.	14,114	201,125
Stagwell, Inc. (a)	32,898	244,432
USA TODAY Co., Inc. (a)	48,799	417,231
		5,335,094
Metals & Mining — 1.8%
Alpha Metallurgical Resources, Inc. (a)	3,546	584,877
American Battery Technology Co. (a)	38,284	108,344
Ampco-Pittsburgh Corp. (a)	5,609	48,518
Caledonia Mining Corp. PLC	5,467	104,420
Century Aluminum Co. (a)	23,172	1,066,144
Commercial Metals Co.	37,197	2,334,112
Compass Minerals International, Inc. (a)	11,578	360,423
Constellium SE (a)	44,707	1,424,812
Contango Silver & Gold, Inc. (a) (b)	9,072	143,247
Critical Metals Corp. (a) (b)	23,006	235,811
Dakota Gold Corp. (a)	39,941	170,149
Elemental Royalty Corp. (b)	12,164	212,383
Ferroglobe PLC	36,550	116,229
Friedman Industries, Inc.	2,109	67,868
Gold Resource Corp. (a)	56,302	70,940
See accompanying notes to financial statements.
BHFTII-306

Brighthouse Funds Trust II
MetLife Russell 2000 Index Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Metals & Mining—(Continued)
Hycroft Mining Holding Corp. - Class A (a)	18,255	$427,167
Idaho Strategic Resources, Inc. (a)	4,989	163,390
Ivanhoe Electric, Inc. (a)	40,620	390,358
Kaiser Aluminum Corp.	5,462	1,068,531
Lifezone Metals Ltd. (a)	14,339	55,635
Materion Corp.	6,924	2,059,128
McEwen, Inc. (a)	17,574	318,617
Metallus, Inc. (a)	13,788	257,698
NioCorp Developments Ltd. (a)	48,494	233,741
Novagold Resources, Inc. (a)	115,263	688,120
Perpetua Resources Corp. (a) (b)	27,797	577,066
Ramaco Resources, Inc. - Class A (a) (b)	14,714	194,666
Ryerson Holding Corp.	14,675	361,152
SSR Mining, Inc. (a)	72,935	2,062,602
SunCoke Energy, Inc.	28,829	232,073
Tredegar Corp. (a)	9,480	75,461
U.S. Antimony Corp. (a) (b)	44,495	323,034
U.S. Gold Corp. (a) (b)	4,725	72,434
USA Rare Earth, Inc. (a) (b)	64,265	1,386,839
Vista Gold Corp. (a)	50,755	96,942
Vox Royalty Corp. (b)	19,228	90,948
Warrior Met Coal, Inc.	17,544	1,423,871
Worthington Steel, Inc.	11,151	374,451
		19,982,201
Mortgage Real Estate Investment Trusts — 0.7%
Adamas Trust, Inc.	31,166	292,337
Apollo Commercial Real Estate Finance, Inc. (b)	44,812	478,592
Arbor Realty Trust, Inc. (b)	63,571	344,555
ARES Commercial Real Estate Corp. (b)	16,400	73,800
ARMOUR Residential REIT, Inc. (b)	42,006	733,005
Blackstone Mortgage Trust, Inc. - Class A (b)	53,317	903,723
BrightSpire Capital, Inc.	38,913	212,076
Chicago Atlantic Real Estate Finance, Inc.	5,740	61,533
Chimera Investment Corp. (b)	27,892	372,079
Claros Mortgage Trust, Inc. (a)	34,211	80,396
Dynex Capital, Inc.	72,412	949,321
Ellington Financial, Inc. (b)	41,196	560,678
Franklin BSP Realty Trust, Inc. (b)	25,261	205,625
Invesco Mortgage Capital, Inc. (b)	30,259	239,046
KKR Real Estate Finance Trust, Inc. (b)	18,074	123,626
Ladder Capital Corp. (b)	37,918	377,284
MFA Financial, Inc. (b)	33,850	328,006
Orchid Island Capital, Inc. (b)	68,039	474,232
PennyMac Mortgage Investment Trust (b)	29,334	330,888
Ready Capital Corp.	48,844	85,477
Redwood Trust, Inc.	38,270	181,400
Seven Hills Realty Trust	8,022	67,625
TPG Mortgage Investment Trust, Inc.	8,897	70,464
TPG RE Finance Trust, Inc.	23,631	197,791
Two Harbors Investment Corp.	35,238	437,304
		8,180,863
Multi-Utilities — 0.4%
Avista Corp.	27,675	1,132,184
Black Hills Corp.	25,636	1,907,318
Security Description	Shares	Value
Multi-Utilities—(Continued)
Northwestern Energy Group, Inc.	20,661	$1,479,741
Unitil Corp.	6,704	353,234
		4,872,477
Office REITs — 0.6%
Brandywine Realty Trust	52,212	165,512
COPT Defense Properties	38,309	1,394,065
Douglas Emmett, Inc. (b)	54,763	646,204
Easterly Government Properties, Inc.	13,938	347,474
Empire State Realty Trust, Inc. - Class A	47,707	258,095
Highwoods Properties, Inc.	36,870	1,111,999
Hudson Pacific Properties, Inc. (a)	17,769	269,911
JBG SMITH Properties (b)	22,077	323,870
NET Lease Office Properties	5,516	61,393
Piedmont Realty Trust, Inc. - Class A (a)	41,995	384,254
Postal Realty Trust, Inc. - Class A	9,994	246,252
SL Green Realty Corp. (b)	24,039	1,244,499
		6,453,528
Oil, Gas & Consumable Fuels — 3.3%
American Resources Corp. (a)	30,944	66,530
Ardmore Shipping Corp.	11,969	167,686
BKV Corp. (a)	10,926	298,935
California Resources Corp.	24,324	1,286,010
Calumet, Inc. (a)	22,971	827,415
Centrus Energy Corp. - Class A (a) (b)	6,163	1,034,583
Clean Energy Fuels Corp. (a)	53,308	109,281
CNX Resources Corp. (a) (b)	45,633	1,548,328
Comstock Resources, Inc. (a) (b)	23,656	352,948
Comstock, Inc. (a)	25,774	107,220
Core Natural Resources, Inc.	16,794	1,343,856
Crescent Energy Co. - Class A (b)	86,237	846,847
CVR Energy, Inc.	10,391	286,168
Delek U.S. Holdings, Inc.	20,198	1,026,260
DHT Holdings, Inc.	48,732	805,540
Diversified Energy Co. (b)	23,853	330,603
Dorian LPG Ltd.	12,468	433,637
Encore Energy Corp. (a) (b)	68,571	89,828
Energy Fuels, Inc. (a) (b)	83,077	1,204,617
Excelerate Energy, Inc. - Class A	8,493	322,649
FLEX LNG Ltd. (a) (b)	10,656	299,007
Gevo, Inc. (a) (b)	71,522	107,283
Golar LNG Ltd.	32,456	1,617,607
Granite Ridge Resources, Inc.	19,940	87,935
Green Plains, Inc. (a) (b)	23,100	355,278
Gulfport Energy Corp. (a)	5,281	896,186
Infinity Natural Resources, Inc. - Class A (a) (b)	4,799	60,947
International Seaways, Inc.	13,924	1,066,439
Kinetik Holdings, Inc.	17,094	826,324
Kosmos Energy Ltd. (a)	197,564	416,860
Lightbridge Corp. (a) (b)	14,820	130,268
Magnolia Oil & Gas Corp. - Class A (b)	61,406	1,570,765
Murphy Oil Corp.	45,794	1,491,053
NACCO Industries, Inc. - Class A	1,471	73,624
Navigator Holdings Ltd.	12,358	230,230
New Era Energy & Digital, Inc. (a)	27,490	175,386
See accompanying notes to financial statements.
BHFTII-307

Brighthouse Funds Trust II
MetLife Russell 2000 Index Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Oil, Gas & Consumable Fuels—(Continued)
NextDecade Corp. (a) (b)	59,721	$450,296
Nordic American Tankers Ltd.	68,324	378,515
Northern Oil & Gas, Inc. (b)	34,902	633,471
Par Pacific Holdings, Inc. (a)	16,264	912,085
PBF Energy, Inc. - Class A	32,660	1,486,683
Peabody Energy Corp.	40,986	947,596
REX American Resources Corp. (a)	9,752	440,303
Riley Exploration Permian, Inc.	4,955	163,317
Ring Energy, Inc. (a)	66,310	71,615
Sable Offshore Corp. (a) (b)	44,843	138,116
SandRidge Energy, Inc.	9,767	133,808
Scorpio Tankers, Inc.	15,378	1,065,080
SFL Corp. Ltd.	41,209	420,332
SM Energy Co.	80,478	2,100,476
Summit Midstream Corp. (a)	3,808	108,452
Talos Energy, Inc. (a)	42,403	547,423
Teekay Corp. Ltd.	18,771	187,710
Teekay Tankers Ltd. - Class A	8,141	528,107
Uranium Energy Corp. (a) (b)	163,224	1,739,968
Ur-Energy, Inc. (a) (b)	129,858	176,607
VAALCO Energy, Inc.	31,320	159,106
Viper Energy, Inc. - Class A	1	42
Vitesse Energy, Inc. (b)	11,020	173,785
W&T Offshore, Inc.	30,449	95,914
World Kinect Corp. (b)	16,748	551,679
		35,504,619
Paper & Forest Products — 0.1%
Clearwater Paper Corp. (a)	5,381	84,374
Magnera Corp. (a)	9,946	116,866
Sylvamo Corp.	11,314	427,669
		628,909
Passenger Airlines — 0.5%
Allegiant Travel Co. (a)	8,072	949,267
Frontier Group Holdings, Inc. (a)	20,419	161,514
JetBlue Airways Corp. (a) (b)	112,873	646,762
Joby Aviation, Inc. (a) (b)	223,913	1,997,304
Republic Airways Holdings, Inc. (a)	4,850	101,899
SkyWest, Inc. (a)	13,236	1,314,732
		5,171,478
Personal Care Products — 0.3%
BellRing Brands, Inc. (a)	39,092	505,851
Coty, Inc. - Class A (a)	120,606	260,509
Edgewell Personal Care Co. (b)	15,584	418,586
Herbalife Ltd. (a) (b)	33,800	444,470
Honest Co., Inc. (a)	30,217	110,594
Interparfums, Inc. (b)	6,140	686,820
Nature's Sunshine Products, Inc. (a)	6,239	136,010
Niagen Bioscience, Inc. (a)	16,899	53,908
Nu Skin Enterprises, Inc. - Class A	15,357	81,085
Oddity Tech Ltd. - Class A (a) (b)	13,745	207,962
Olaplex Holdings, Inc. (a) (b)	45,569	93,416
Security Description	Shares	Value
Personal Care Products—(Continued)
USANA Health Sciences, Inc. (a)	3,610	$77,074
		3,076,285
Pharmaceuticals — 2.8%
Aclaris Therapeutics, Inc. (a)	39,516	209,040
Alto Neuroscience, Inc. (a)	8,868	234,027
Alumis, Inc. (a)	26,253	738,759
Amneal Pharmaceuticals, Inc. (a)	56,380	975,938
Amphastar Pharmaceuticals, Inc. (a)	11,871	239,557
Amylyx Pharmaceuticals, Inc. (a)	32,311	580,306
ANI Pharmaceuticals, Inc. (a)	6,795	562,490
Aquestive Therapeutics, Inc. (a) (b)	36,027	149,872
Arvinas, Inc. (a)	19,872	165,136
AtaiBeckley, Inc. (a)	106,963	563,695
Atea Pharmaceuticals, Inc. (a) (b)	22,588	105,034
Avalyn Pharma, Inc. (a)	5,842	192,319
BioAge Labs, Inc. (a)	11,841	290,223
Collegium Pharmaceutical, Inc. (a)	10,622	384,516
Contineum Therapeutics, Inc. - Class A (a)	9,324	152,820
CorMedix, Inc. (a) (b)	22,538	176,923
Crinetics Pharmaceuticals, Inc. (a) (b)	34,218	1,280,438
Definium Therapeutics, Inc. (a) (b)	43,003	2,022,861
Edgewise Therapeutics, Inc. (a)	23,697	962,809
Enliven Therapeutics, Inc. (a) (b)	14,156	718,417
Esperion Therapeutics, Inc. (a)	84,117	265,810
Eton Pharmaceuticals, Inc. (a)	8,861	320,768
Evolus, Inc. (a)	19,890	138,037
EyePoint, Inc. (a) (b)	24,644	352,409
Fulcrum Therapeutics, Inc. (a)	20,163	73,797
Harmony Biosciences Holdings, Inc. (a)	15,054	548,116
Harrow, Inc. (a) (b)	10,719	455,236
Indivior Pharmaceuticals, Inc. (a)	39,649	1,626,799
Innoviva, Inc. (a)	24,995	567,636
LB Pharmaceuticals, Inc. (a)	7,570	245,684
Lexicon Pharmaceuticals, Inc. (a)	83,008	199,219
Ligand Pharmaceuticals, Inc. (a) (b)	6,623	2,093,464
Liquidia Corp. (a) (b)	23,274	1,855,636
Maze Therapeutics, Inc. (a) (b)	11,847	353,515
MBX Biosciences, Inc. (a)	10,346	571,099
Nektar Therapeutics (a)	11,387	794,927
Nuvation Bio, Inc. (a) (b)	83,942	476,791
Ocular Therapeutix, Inc. (a) (b)	68,046	668,212
Omeros Corp. (a) (b)	26,497	251,986
Pacira BioSciences, Inc. (a) (b)	12,598	319,611
Perrigo Co. PLC	46,620	484,382
Phathom Pharmaceuticals, Inc. (a)	15,814	171,582
Phibro Animal Health Corp. - Class A	6,746	211,824
Prestige Consumer Healthcare, Inc. (a) (b)	15,838	748,662
Rapport Therapeutics, Inc. (a)	10,239	426,659
Relmada Therapeutics, Inc. (a)	31,500	217,980
Scilex Holding Co. (a)	627	4,891
Semnur Pharmaceuticals, Inc. (a)	627	314
Septerna, Inc. (a)	7,456	249,701
SIGA Technologies, Inc.	13,077	47,600
SpyGlass Pharma, Inc. (a)	3,959	88,127
Supernus Pharmaceuticals, Inc. (a)	18,546	862,574
See accompanying notes to financial statements.
BHFTII-308

Brighthouse Funds Trust II
MetLife Russell 2000 Index Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Pharmaceuticals—(Continued)
Tarsus Pharmaceuticals, Inc. (a)	13,884	$873,859
Theravance Biopharma, Inc. (a)	12,613	214,421
Third Harmonic Bio, Inc. (a) (d) (e)	10,177	0
Trevi Therapeutics, Inc. (a) (b)	35,427	660,714
VeraDermics, Inc. (a)	7,222	887,873
WaVe Life Sciences Ltd. (a)	50,862	295,508
Xeris Biopharma Holdings, Inc. (a)	56,785	449,737
Zevra Therapeutics, Inc. (a)	19,574	280,691
		30,061,031
Professional Services — 1.1%
Asure Software, Inc. (a)	8,359	66,370
Barrett Business Services, Inc.	7,601	269,988
BlackSky Technology, Inc. (a) (b)	11,134	310,861
CBIZ, Inc. (a)	16,301	522,936
Clarivate PLC (a) (b)	118,319	255,569
Concentrix Corp.	14,329	321,041
Conduent, Inc. (a)	49,599	72,415
CRA International, Inc.	2,120	301,676
Exponent, Inc.	16,290	957,200
Falcon's Beyond Global, Inc. - Class A (a) (b)	9,572	171,530
First Advantage Corp. (a) (b)	26,796	483,668
Franklin Covey Co. (a)	3,118	76,485
Huron Consulting Group, Inc. (a)	5,811	523,920
IBEX Holdings Ltd. (a)	3,785	114,950
ICF International, Inc.	6,064	441,823
Innodata, Inc. (a)	10,522	795,253
Insperity, Inc.	12,242	505,717
Kelly Services, Inc. - Class A	10,137	124,482
Kforce, Inc.	5,889	276,312
Korn Ferry	17,428	1,160,356
Legalzoom.com, Inc. (a)	40,687	249,411
ManpowerGroup, Inc.	15,527	524,347
Maximus, Inc.	18,187	977,733
Mistras Group, Inc. (a)	5,986	104,575
Resolute Holdings Management, Inc. (a) (b)	1,437	207,690
Spire Global, Inc. (a)	9,711	180,625
TIC Solutions, Inc. (a) (b)	60,438	488,943
TriNet Group, Inc.	8,920	441,451
TrueBlue, Inc. (a)	8,884	61,922
Upwork, Inc. (a)	40,003	334,425
Verra Mobility Corp. (a)	51,306	218,051
Willdan Group, Inc. (a)	5,191	410,608
		11,952,333
Real Estate Management & Development — 0.8%
AGNT, Inc. (b)	37,173	201,106
Compass, Inc. - Class A (a) (b)	237,416	2,927,339
Cushman & Wakefield Ltd. (a) (b)	78,842	1,055,694
Forestar Group, Inc. (a)	6,691	211,770
FRP Holdings, Inc. (a)	3,798	94,912
Marcus & Millichap, Inc.	8,432	262,826
Newmark Group, Inc. - Class A	52,308	790,374
Opendoor Technologies, Inc. (a)	311,683	1,439,976
RE/MAX Holdings, Inc. - Class A (a)	6,333	62,443
Real Brokerage, Inc. (a) (b)	54,790	99,718
Security Description	Shares	Value
Real Estate Management & Development—(Continued)
RMR Group, Inc. - Class A	4,666	$95,793
Seaport Entertainment Group, Inc. (a)	3,029	80,571
St. Joe Co.	12,836	803,919
Tejon Ranch Co. (a) (b)	7,166	134,004
		8,260,445
Residential REITs — 0.2%
Centerspace	5,674	318,822
Independence Realty Trust, Inc.	79,199	1,321,831
NexPoint Residential Trust, Inc.	7,147	199,544
UMH Properties, Inc.	27,241	412,429
		2,252,626
Retail REITs — 1.3%
Acadia Realty Trust (b)	45,054	942,079
Alexander's, Inc.	726	200,057
CBL & Associates Properties, Inc.	6,280	333,405
Curbline Properties Corp.	32,813	997,515
FrontView REIT, Inc.	7,089	143,410
Getty Realty Corp.	19,246	642,047
InvenTrust Properties Corp. (b)	26,299	930,985
Kite Realty Group Trust (b)	68,223	1,936,169
Macerich Co. (b)	94,243	2,373,981
NETSTREIT Corp. (b)	32,746	691,923
Phillips Edison & Co., Inc.	42,541	1,770,556
Saul Centers, Inc.	5,219	195,138
SITE Centers Corp.	17,164	68,141
Tanger, Inc. (b)	37,845	1,493,742
Urban Edge Properties	42,692	976,793
Whitestone REIT	15,386	291,719
		13,987,660
Semiconductors & Semiconductor Equipment — 3.6%
ACM Research, Inc. - Class A (a)	17,790	2,257,373
Aehr Test Systems (a)	10,111	971,263
Aeluma, Inc. (a)	3,822	84,390
Alpha & Omega Semiconductor Ltd. (a)	8,210	388,579
Ambarella, Inc. (a)	14,092	1,209,094
Ambiq Micro, Inc. (a)	6,197	547,195
Amtech Systems, Inc. (a)	3,995	92,205
Atomera, Inc. (a) (b)	12,981	113,064
Axcelis Technologies, Inc. (a)	10,351	1,960,997
AXT, Inc. (a)	20,610	1,485,569
Canadian Solar, Inc. (a) (b)	16,340	261,767
CEVA, Inc. (a)	9,193	433,542
Cohu, Inc. (a)	15,431	1,140,505
Diodes, Inc. (a)	15,181	1,661,409
Everspin Technologies, Inc. (a)	6,536	158,040
GSI Technology, Inc. (a)	10,831	83,724
Ichor Holdings Ltd. (a)	11,590	1,301,325
Impinj, Inc. (a) (b)	9,659	1,383,459
indie Semiconductor, Inc. - Class A (a) (b)	72,300	324,627
inTEST Corp. (a)	3,999	72,662
Kopin Corp. (a) (b)	58,448	261,847
Kulicke & Soffa Industries, Inc. (b)	17,113	2,289,035
MaxLinear, Inc. (a)	28,568	3,657,561
See accompanying notes to financial statements.
BHFTII-309

Brighthouse Funds Trust II
MetLife Russell 2000 Index Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Semiconductors & Semiconductor Equipment—(Continued)
Navitas Semiconductor Corp. (a) (b)	60,751	$1,088,658
NVE Corp.	1,605	167,803
PDF Solutions, Inc. (a)	10,938	774,301
Penguin Solutions, Inc. (a) (b)	16,618	1,263,134
Photronics, Inc. (a)	19,248	626,137
Power Integrations, Inc.	18,500	1,549,560
QuickLogic Corp. (a)	5,594	111,712
Rigetti Computing, Inc. (a) (b)	110,758	2,139,844
Silicon Laboratories, Inc. (a)	10,940	2,391,046
SkyWater Technology, Inc. (a)	12,476	434,414
Synaptics, Inc. (a)	12,837	1,594,740
T1 Energy, Inc. (a) (b)	61,270	580,840
Ultra Clean Holdings, Inc. (a) (b)	14,842	2,116,321
Veeco Instruments, Inc. (a) (b)	19,861	1,505,464
Wolfspeed, Inc. (a) (b)	9,571	461,801
		38,945,007
Software — 5.8%
8x8, Inc. (a)	41,245	70,529
A10 Networks, Inc.	23,957	895,034
ACI Worldwide, Inc. (a)	33,943	1,706,993
Adeia, Inc.	36,824	1,212,614
Agilysys, Inc. (a)	8,705	909,672
Alarm.com Holdings, Inc. (a)	15,836	739,858
Alkami Technology, Inc. (a) (b)	22,607	409,639
Amplitude, Inc. - Class A (a)	32,634	249,650
Appian Corp. - Class A (a)	13,081	299,555
Arteris, Inc. (a)	11,680	567,531
Asana, Inc. - Class A (a) (b)	33,010	231,070
AvePoint, Inc. (a)	56,456	632,872
Bit Digital, Inc. (a) (b)	111,487	200,677
Bitdeer Technologies Group - Class A (a) (b)	43,111	684,172
Blackbaud, Inc. (a) (b)	11,352	336,246
BlackLine, Inc. (a) (c)	15,738	441,766
Blend Labs, Inc. - Class A (a)	64,248	109,864
Box, Inc. - Class A (a)	45,336	1,203,217
Braze, Inc. - Class A (a) (b)	31,842	690,653
C3.ai, Inc. - Class A (a) (b)	45,934	417,540
Cerence, Inc. (a)	13,894	157,280
Cipher Digital, Inc. (a) (b)	112,103	2,746,523
Cleanspark, Inc. (a) (b)	83,763	1,218,752
Clear Secure, Inc. - Class A	31,540	1,757,724
Commvault Systems, Inc. (a)	14,774	2,093,919
Consensus Cloud Solutions, Inc. (a)	6,453	246,182
Core Scientific, Inc. (a)	103,656	2,652,557
Daily Journal Corp. (a) (b)	450	270,535
Digital Turbine, Inc. (a)	37,455	483,169
Duos Technologies Group, Inc. (a)	9,240	110,880
D-Wave Quantum, Inc. (a) (b)	121,949	2,925,556
Five9, Inc. (a)	25,355	540,569
Freshworks, Inc. - Class A (a)	71,359	722,153
Hut 8 Corp. (a)	34,088	3,935,289
I3 Verticals, Inc. - Class A (a) (b)	8,394	179,296
Intapp, Inc. (a) (b)	18,837	474,881
InterDigital, Inc. (b)	8,618	2,440,014
JFrog Ltd. (a)	36,042	3,275,497
Security Description	Shares	Value
Software—(Continued)
Keel Infrastructure Corp. (a)	195,455	$1,121,912
Life360, Inc. (a) (b)	6,744	373,348
LiveRamp Holdings, Inc. (a)	20,673	778,132
MARA Holdings, Inc. (a) (b)	127,859	1,775,962
Mitek Systems, Inc. (a)	16,756	337,298
N-able, Inc. (a)	23,692	86,950
nCino, Inc. (a)	35,591	581,913
NCR Voyix Corp. (a) (b)	46,837	382,658
NextNav, Inc. (a) (b)	33,783	602,351
OneSpan, Inc.	11,779	169,029
Ooma, Inc. (a)	8,613	165,542
PagerDuty, Inc. (a)	27,254	263,001
PAR Technology Corp. (a) (b)	13,984	243,601
Porch Group, Inc. (a) (b)	32,589	490,139
Progress Software Corp. (a)	14,009	470,422
Q2 Holdings, Inc. (a) (b)	20,997	1,009,956
Qualys, Inc. (a)	12,009	1,651,117
Rapid7, Inc. (a)	22,365	181,156
REalloys, Inc. (a) (b)	19,115	276,212
Red Violet, Inc. (a)	4,110	261,889
Rimini Street, Inc. (a)	15,108	64,360
Riot Platforms, Inc. (a)	117,720	3,223,174
ServiceTitan, Inc. - Class A (a) (b)	20,318	1,436,686
SoundHound AI, Inc. - Class A (a) (b)	132,763	858,977
Sprinklr, Inc. - Class A (a) (b)	35,608	183,737
Sprout Social, Inc. - Class A (a)	18,365	138,656
SPS Commerce, Inc. (a) (b)	12,340	705,478
Telos Corp. (a)	19,828	91,209
Tenable Holdings, Inc. (a) (b)	37,973	1,400,444
Teradata Corp. (a) (b)	31,606	1,095,148
Varonis Systems, Inc. (a)	37,715	1,582,521
Vertex, Inc. - Class A (a)	23,561	270,480
Via Transportation, Inc. - Class A (a)	17,805	322,983
Viant Technology, Inc. - Class A (a)	6,180	78,239
Weave Communications, Inc. (a)	22,668	135,781
Workiva, Inc. (a)	17,199	834,323
Xperi, Inc. (a)	15,911	130,948
Yext, Inc. (a)	30,822	143,939
Zeta Global Holdings Corp. - Class A (a)	75,152	1,478,991
		63,638,590
Specialized REITs — 0.4%
Farmland Partners, Inc.	13,761	133,207
Four Corners Property Trust, Inc.	36,736	901,869
Gladstone Land Corp.	16,799	143,295
Outfront Media, Inc. (b)	53,207	1,743,061
Safehold, Inc.	18,843	295,835
Smartstop Self Storage REIT, Inc. (b)	18,785	610,513
		3,827,780
Specialty Retail — 1.9%
Abercrombie & Fitch Co. - Class A (a)	14,744	1,327,107
Academy Sports & Outdoors, Inc. (b)	21,618	1,018,856
Advance Auto Parts, Inc. (b)	20,310	1,263,688
American Eagle Outfitters, Inc.	52,510	903,172
Arhaus, Inc.	16,292	137,179
See accompanying notes to financial statements.
BHFTII-310

Brighthouse Funds Trust II
MetLife Russell 2000 Index Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Specialty Retail—(Continued)
Arko Corp.	25,234	$202,629
ARKO Petroleum Corp.	4,398	82,902
Asbury Automotive Group, Inc. (a)	6,493	1,305,612
Barnes & Noble Education, Inc. (a)	5,740	72,094
Bed Bath & Beyond, Inc. (a)	25,014	144,831
Bob's Discount Furniture, Inc. (a) (b)	6,885	108,921
Boot Barn Holdings, Inc. (a) (c)	10,264	1,686,067
Buckle, Inc. (b)	10,268	433,310
Build-A-Bear Workshop, Inc.	4,280	131,011
Caleres, Inc.	11,196	138,495
Camping World Holdings, Inc. - Class A	20,648	157,544
Citi Trends, Inc. (a)	1,363	78,836
Designer Brands, Inc. - Class A	10,479	61,093
Envela Corp. (a)	2,102	60,706
EVgo, Inc. (a) (b)	42,603	81,372
Genesco, Inc. (a)	3,397	114,717
Group 1 Automotive, Inc.	3,891	1,132,942
Haverty Furniture Cos., Inc. (b)	4,664	119,072
MarineMax, Inc. (a)	6,676	244,475
Monro, Inc.	8,878	151,903
National Vision Holdings, Inc. (a)	25,427	483,367
Outdoor Holding Co. (a)	32,143	73,286
Petco Health & Wellness Co., Inc. (a)	28,830	78,418
RealReal, Inc. (a)	37,331	440,132
Revolve Group, Inc. (a)	13,899	318,148
RH (a)	5,200	856,596
Sally Beauty Holdings, Inc. (a) (b)	32,212	455,478
Shoe Station Group, Inc.	6,254	92,747
Signet Jewelers Ltd. (b)	13,115	1,130,513
Sonic Automotive, Inc. - Class A	4,572	387,660
Stitch Fix, Inc. - Class A (a)	45,789	188,193
ThredUp, Inc. - Class A (a)	35,581	243,730
Upbound Group, Inc.	18,336	389,090
Urban Outfitters, Inc. (a)	19,278	1,366,039
Victoria's Secret & Co. (a)	23,326	1,947,254
Warby Parker, Inc. - Class A (a) (b)	34,357	1,042,391
Winmark Corp.	1,011	427,734
Zumiez, Inc. (a)	4,590	81,702
		21,161,012
Technology Hardware, Storage & Peripherals — 0.3%
Corsair Gaming, Inc. (a)	16,365	158,250
Diebold Nixdorf, Inc. (a) (b)	7,702	654,824
Eastman Kodak Co. (a)	21,558	199,411
GPGI, Inc. - Class A (b)	60,060	951,951
Immersion Corp.	8,716	59,007
Infleqtion, Inc. (a)	39,181	521,891
One Stop Systems, Inc. (a)	7,566	137,550
Quantum Computing, Inc. (a) (b)	68,600	665,420
Turtle Beach Corp. (a)	4,919	61,242
Xerox Holdings Corp. (b)	35,829	112,145
		3,521,691
Textiles, Apparel & Luxury Goods — 0.6%
Capri Holdings Ltd. (a)	39,700	737,229
Carter's, Inc.	11,968	492,603
Security Description	Shares	Value
Textiles, Apparel & Luxury Goods—(Continued)
Ermenegildo Zegna NV (b)	18,925	$246,403
Figs, Inc. - Class A (a)	30,924	316,353
Fossil Group, Inc. (a)	18,611	77,050
G-III Apparel Group Ltd.	12,200	411,262
Kontoor Brands, Inc.	18,334	1,527,956
Movado Group, Inc.	4,696	184,600
Oxford Industries, Inc. (b)	4,224	147,291
Rocky Brands, Inc.	2,393	98,687
Steven Madden Ltd.	24,225	1,019,872
Under Armour, Inc. - Class A (a)	64,001	408,966
Under Armour, Inc. - Class C (a)	62,154	386,598
Wolverine World Wide, Inc.	27,511	454,757
		6,509,627
Tobacco — 0.1%
Turning Point Brands, Inc.	6,257	530,656
Universal Corp.	8,783	458,209
		988,865
Trading Companies & Distributors — 1.1%
BlueLinx Holdings, Inc. (a)	2,908	179,947
Boise Cascade Co.	12,006	932,026
Custom Truck One Source, Inc. (a)	20,442	241,420
Distribution Solutions Group, Inc. (a)	3,388	92,662
DNOW, Inc. (a)	62,156	806,163
DXP Enterprises, Inc. (a)	4,312	727,607
GATX Corp.	11,847	2,099,170
Global Industrial Co.	4,971	166,330
Herc Holdings, Inc. (b)	11,067	1,586,344
Hudson Technologies, Inc. (a)	12,805	73,501
Karat Packaging, Inc.	3,249	108,711
McGrath RentCorp	8,208	993,414
NPK International, Inc. (a)	27,518	437,811
Rush Enterprises, Inc. - Class A	20,351	1,485,318
Rush Enterprises, Inc. - Class B	3,130	239,445
Titan Machinery, Inc. (a)	6,828	144,207
Transcat, Inc. (a)	3,118	289,257
Willis Lease Finance Corp. (b)	1,269	290,347
Xometry, Inc. - Class A (a)	15,309	1,477,625
		12,371,305
Transportation Infrastructure — 0.0%
Sky Harbour Group Corp. (a)	8,063	79,340
Water Utilities — 0.3%
American States Water Co.	13,160	1,087,411
Cadiz, Inc. (a)	16,805	70,245
California Water Service Group	20,058	975,822
Consolidated Water Co. Ltd.	5,040	148,680
H2O America (b)	11,683	709,976
Middlesex Water Co.	6,154	345,608
Pure Cycle Corp. (a)	6,456	69,144
York Water Co. (b)	5,110	156,621
		3,563,507
See accompanying notes to financial statements.
BHFTII-311

Brighthouse Funds Trust II
MetLife Russell 2000 Index Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares/ Principal Amount*	Value
Wireless Telecommunication Services — 0.1%
Gogo, Inc. (a)	26,703	$82,779
Spok Holdings, Inc.	6,988	71,557
Telephone & Data Systems, Inc.	33,057	1,223,440
		1,377,776
Total Common Stocks (Cost $730,396,574)		1,061,783,269

Investment Companies—0.5%
Exchange-Traded Funds — 0.5%
iShares Russell 2000 ETF	16,100	4,837,245
Total Investment Companies (Cost $4,800,110)		4,837,245

Rights—0.0%
Biotechnology — 0.0%
Akero Therapeutics, Inc., Expires 06/30/31 (a) (d) (e)	23,693	15,400
Arcellx, Inc., Expires 12/31/29 (a) (d) (e)	12,138	850
Cartesian Therapeutics, Inc. (a) (b) (d) (e)	39,548	5,395
Chinook Therapeutics, Inc. (a) (d) (e)	19,453	0
Icosavax, Inc. (a) (d) (e)	9,579	2,970
Tobira Therapeutics, Inc., Expires 12/31/28 (a) (d) (e)	4,660	37,094
Total Rights (Cost $25,721)		61,709

Short-Term Investments—0.5%
U.S. Treasury—0.5%
U.S. Treasury Bills
3.568%, 07/07/26 (f)	1,715,000	1,713,980
3.605%, 07/07/26 (f)	3,795,000	3,792,744
Total Short-Term Investments (Cost $5,506,700)		5,506,724

Securities Lending Reinvestments (g)—15.3%
Short-Term Investment Funds—10.5%
Allspring Government Money Market Fund, Select Class 3.570% (h)	10,000,000	10,000,000
BlackRock Liquidity Funds FedFund, Institutional Shares 3.540% (h)	22,000,000	22,000,000
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class 3.520% (h)	22,000,000	22,000,000
Fidelity Investments Money Market Government Portfolio, Class I 3.530% (h)	4,000,000	4,000,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 3.530% (h)	4,000,000	4,000,000
Invesco STIT-Government & Agency Portfolio, Institutional Class 3.570% (h)	22,000,000	22,000,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares 3.560% (h)	22,000,000	22,000,000
RBC BlueBay U.S. Government Money Market Fund, Institutional Shares 3.550% (h)	4,000,000	4,000,000
Security Description	Shares/ Principal Amount*	Value
Short-Term Investment Funds—(Continued)
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.580% (h)	4,000,000	$4,000,000
		114,000,000

Certificates of Deposit—0.2%
Mitsubishi UFJ Trust & Banking Corp.
Zero Coupon, 09/14/26	500,000	495,940
Sumitomo Mitsui Banking Corp.
3.830%, SOFR + 0.210%, 07/30/26 (i)	2,000,000	2,000,066
		2,496,006
Repurchase Agreements—4.4%
Bank of Montreal
Repurchase Agreement dated 06/30/26 at 3.750%, due on 07/01/26 with a maturity value of $2,700,281; collateralized by various Common Stock with an aggregate market value of $3,009,381	2,700,000	2,700,000
Bank of Nova Scotia
Repurchase Agreement dated 06/30/26 at 3.770%, due on 07/01/26 with a maturity value of $2,000,209; collateralized by various Common Stock with an aggregate market value of $2,223,620	2,000,000	2,000,000
Barclays Capital, Inc.
Repurchase Agreement dated 06/30/26 at 3.680%, due on 07/01/26 with a maturity value of $5,000,511; collateralized by U.S. Treasury Obligations with rates ranging from 3.500% - 4.625%, maturity dates ranging from 01/31/28 - 05/31/31, and an aggregate market value of $5,100,001	5,000,000	5,000,000
Citigroup Global Markets, Inc.
Repurchase Agreement dated 06/30/26 at 3.630%, due on 07/01/26 with a maturity value of $10,001,008; collateralized by U.S. Treasury Obligations with rates ranging from 0.625% - 4.375%, maturity dates ranging from 11/30/28 - 05/15/42, and an aggregate market value of $10,200,001	10,000,000	10,000,000
Repurchase Agreement dated 06/30/26 at 4.110%, due on 01/04/27 with a maturity value of $6,128,780; collateralized by various Common Stock with an aggregate market value of $6,600,001	6,000,000	6,000,000
HSBC Bank PLC
Repurchase Agreement dated 06/30/26 at 3.820%, due on 07/01/26 with a maturity value of $100,011; collateralized by various Common Stock with an aggregate market value of $111,222	100,000	100,000
Jefferies LLC
Repurchase Agreement dated 06/30/26 at 3.690%, due on 07/01/26 with a maturity value of $3,566,326; collateralized by U.S. Government Agency Obligations with rates ranging from 4.628% - 6.500%, maturity dates ranging from 07/25/55 - 06/20/56, and an aggregate market value of $3,637,295	3,565,961	3,565,961
National Bank Financial, Inc.
Repurchase Agreement dated 06/30/26 at 3.770%, due on 07/01/26 with a maturity value of $11,001,151; collateralized by various Common Stock with an aggregate market value of $12,260,685	11,000,000	11,000,000
See accompanying notes to financial statements.
BHFTII-312

Brighthouse Funds Trust II
MetLife Russell 2000 Index Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Securities Lending Reinvestments (g)—(Continued)
Security Description	Principal Amount*	Value
Repurchase Agreements—(Continued)
National Bank of Canada
Repurchase Agreement dated 06/30/26 at 3.790%, due on 07/07/26 with a maturity value of $7,005,159; collateralized by various Common Stock with an aggregate market value of $7,802,384	7,000,000	$7,000,000
NBC Global Finance Ltd.
Repurchase Agreement dated 06/30/26 at 3.780%, due on 07/01/26 with a maturity value of $800,084; collateralized by various Common Stock with an aggregate market value of $892,209	800,000	800,000
Societe Generale
Repurchase Agreement dated 06/30/26 at 3.630%, due on 07/01/26 with a maturity value of $300,030; collateralized by U.S. Treasury Obligations with rates ranging from 0.625% - 1.625%, maturity dates ranging from 12/31/27 - 11/15/50, and an aggregate market value of $306,000	300,000	300,000
		48,465,961
Time Deposit—0.2%
National Bank of Canada
3.690%, OBFR + 0.070%, 07/07/26 (i)	2,000,000	2,000,000
Total Securities Lending Reinvestments (Cost $166,961,938)		166,961,967
Total Investments—113.7% (Cost $907,691,043)		1,239,150,914
Other assets and liabilities (net)—(13.7)%		(149,098,817)
Net Assets—100.0%		$1,090,052,097

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of June 30, 2026, the market value of securities loaned was $239,789,206 and the collateral received consisted of cash in the amount of $166,960,916 and non-cash collateral with a value of $78,093,990. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending
Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio. As such, this collateral is excluded from the Statement of Assets and
Liabilities.

(c)	All or a portion of the security was pledged as collateral against open futures contracts. As of June 30, 2026, the market value of securities pledged was $6,965,517.
(d)	Security was valued in good faith under procedures subject to oversight by the Board of Trustees. As of June 30, 2026, these securities represent 0.0% of net assets.
(e)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(f)	The rate shown represents current yield to maturity.
(g)	Represents investment of cash collateral received from securities on loan as of June 30, 2026.
(h)	The rate shown represents the annualized seven-day yield as of June 30, 2026.
(i)
Variable or floating rate security. The stated rate represents the rate at June 30, 2026. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

Investment Transactions
Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended June 30, 2026 were as follows:
Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$0	$305,907,825	$0	$402,603,126
The following table provides a breakdown of transactions accounted for as secured borrowings, the gross obligations by the type of collateral pledged, and the remaining contractual maturities of those transactions.
Remaining Contractual Maturity of the Agreements As of June 30, 2026
	Overnight and Continuous	Up to 30 Days	31 - 90 Days	Greater than 90 days	Total
Securities Lending Transactions
Common Stocks	$(166,952,416)	$—	$—	$—	$(166,952,416)
Rights	(8,500)	—	—	—	(8,500)
Total Borrowings	$(166,960,916)	$—	$—	$—	$(166,960,916)
Gross amount of recognized liabilities for securities lending transactions					$(166,960,916)
See accompanying notes to financial statements.
BHFTII-313

Brighthouse Funds Trust II
MetLife Russell 2000 Index Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Investments in Derivative Instruments
Futures Contracts
Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
Russell 2000 Index E-Mini Futures	09/18/26	150	USD	22,842,000	$1,401,763
Effects of Derivative Instruments on the Financial Statements
The following table summarizes the fair value of derivatives held by the Portfolio at June 30, 2026 by category of risk exposure:
	Asset Derivatives
Risk Exposure	Statement of Assets & Liabilities Location	Fair Value
Equity	Unrealized appreciation on futures contracts (a)	$1,401,763

(a)
Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only the current day's variation margin is reported within the Statement of Assets and
Liabilities.

The following tables summarize the effect of derivative instruments on the Statement of Operations, classified by derivative type and category of risk exposure, for the six months ended June 30, 2026:
Statement of Operations Location—Net Realized Gain (Loss)	Equity
Futures contracts	$1,930,221

Statement of Operations Location—Net Change in Unrealized Appreciation (Depreciation)	Equity
Futures contracts	$2,092,743
For the six months ended June 30, 2026, the average notional par or face amount outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par or Face Amount‡
Futures contracts long	$21,398,888

‡	Averages are based on activity levels during the period for which the amounts are outstanding.
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2026. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.
Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$19,423,660	$—	$—	$19,423,660
Air Freight & Logistics	1,084,732	—	—	1,084,732
Automobile Components	12,442,070	—	—	12,442,070
Automobiles	1,431,238	—	—	1,431,238
Banks	110,245,042	—	—	110,245,042
Beverages	1,861,184	—	—	1,861,184
Biotechnology	112,354,562	—	—	112,354,562
Broadline Retail	1,236,581	—	—	1,236,581
Building Products	12,515,326	—	—	12,515,326
Capital Markets	20,032,629	—	—	20,032,629
Chemicals	19,714,463	—	—	19,714,463
Commercial Services & Supplies	16,204,458	—	—	16,204,458
Communications Equipment	11,749,418	—	—	11,749,418
Construction & Engineering	21,292,733	—	—	21,292,733
See accompanying notes to financial statements.
BHFTII-314

Brighthouse Funds Trust II
MetLife Russell 2000 Index Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Fair Value Hierarchy — (Continued)
Description	Level 1	Level 2	Level 3	Total
Construction Materials	$2,160,681	$—	$—	$2,160,681
Consumer Finance	13,135,296	—	—	13,135,296
Consumer Staples Distribution & Retail	6,001,872	—	—	6,001,872
Containers & Packaging	2,444,194	—	—	2,444,194
Distributors	657,846	—	—	657,846
Diversified Consumer Services	12,143,807	—	—	12,143,807
Diversified REITs	5,295,301	—	—	5,295,301
Diversified Telecommunication Services	5,662,656	—	—	5,662,656
Electric Utilities	6,985,204	—	—	6,985,204
Electrical Equipment	14,319,272	—	—	14,319,272
Electronic Equipment, Instruments & Components	30,237,448	—	—	30,237,448
Energy Equipment & Services	25,389,375	—	—	25,389,375
Entertainment	8,154,339	—	—	8,154,339
Financial Services	22,257,577	—	—	22,257,577
Food Products	5,544,401	—	—	5,544,401
Gas Utilities	10,550,253	—	—	10,550,253
Ground Transportation	4,556,165	—	—	4,556,165
Health Care Equipment & Supplies	28,596,610	—	—	28,596,610
Health Care Providers & Services	32,250,540	—	—	32,250,540
Health Care REITs	8,504,830	—	—	8,504,830
Health Care Technology	3,592,419	—	—	3,592,419
Hotel & Resort REITs	8,892,367	—	—	8,892,367
Hotels, Restaurants & Leisure	21,412,333	—	—	21,412,333
Household Durables	17,674,578	—	—	17,674,578
Household Products	3,315,826	—	—	3,315,826
Independent Power and Renewable Electricity Producers	2,460,982	—	—	2,460,982
Industrial Conglomerates	693,804	—	—	693,804
Industrial REITs	4,238,304	—	—	4,238,304
Insurance	22,552,615	—	—	22,552,615
Interactive Media & Services	5,342,683	—	—	5,342,683
IT Services	3,903,275	—	—	3,903,275
Leisure Products	5,166,361	—	—	5,166,361
Life Sciences Tools & Services	5,755,615	—	0	5,755,615
Machinery	35,874,370	—	—	35,874,370
Marine Transportation	2,767,925	—	—	2,767,925
Media	5,335,094	—	—	5,335,094
Metals & Mining	19,982,201	—	—	19,982,201
Mortgage Real Estate Investment Trusts	8,180,863	—	—	8,180,863
Multi-Utilities	4,872,477	—	—	4,872,477
Office REITs	6,453,528	—	—	6,453,528
Oil, Gas & Consumable Fuels	35,504,619	—	—	35,504,619
Paper & Forest Products	628,909	—	—	628,909
Passenger Airlines	5,171,478	—	—	5,171,478
Personal Care Products	3,076,285	—	—	3,076,285
Pharmaceuticals	30,061,031	—	0	30,061,031
Professional Services	11,952,333	—	—	11,952,333
Real Estate Management & Development	8,260,445	—	—	8,260,445
Residential REITs	2,252,626	—	—	2,252,626
Retail REITs	13,987,660	—	—	13,987,660
Semiconductors & Semiconductor Equipment	38,945,007	—	—	38,945,007
Software	63,638,590	—	—	63,638,590
Specialized REITs	3,827,780	—	—	3,827,780
Specialty Retail	21,161,012	—	—	21,161,012
Technology Hardware, Storage & Peripherals	3,521,691	—	—	3,521,691
Textiles, Apparel & Luxury Goods	6,509,627	—	—	6,509,627
Tobacco	988,865	—	—	988,865
Trading Companies & Distributors	12,371,305	—	—	12,371,305
Transportation Infrastructure	79,340	—	—	79,340
Water Utilities	3,563,507	—	—	3,563,507
Wireless Telecommunication Services	1,377,776	—	—	1,377,776
Total Common Stocks	1,061,783,269	—	0	1,061,783,269
Total Investment Companies*	4,837,245	—	—	4,837,245
Total Rights*	—	—	61,709	61,709
Total Short-Term Investments*	—	5,506,724	—	5,506,724
See accompanying notes to financial statements.
BHFTII-315

Brighthouse Funds Trust II
MetLife Russell 2000 Index Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Fair Value Hierarchy — (Continued)
Description	Level 1	Level 2	Level 3	Total
Securities Lending Reinvestments
Short-Term Investment Funds	$114,000,000	$—	$—	$114,000,000
Certificates of Deposit	—	2,496,006	—	2,496,006
Repurchase Agreements	—	48,465,961	—	48,465,961
Time Deposit	—	2,000,000	—	2,000,000
Total Securities Lending Reinvestments	114,000,000	52,961,967	—	166,961,967
Total Investments	$1,180,620,514	$58,468,691	$61,709	$1,239,150,914
Collateral for Securities Loaned (Liability)	$—	$(166,960,916)	$—	$(166,960,916)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$1,401,763	$—	$—	$1,401,763

*	See Schedule of Investments for additional detailed categorizations.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended June 30, 2026 is not presented.
During the six months ended June 30, 2026, transfers into Level 3 in the amount of $15,400 were due to no vendors or brokers providing prices based on market indications which resulted in a lack of significant observable inputs.
See accompanying notes to financial statements.
BHFTII-316

Brighthouse Funds Trust II
MetLife Russell 2000 Index Portfolio
Statement of Assets and Liabilities

June 30, 2026 (Unaudited)
Assets
Investments at value (a) (b)	$1,239,150,914
Cash	10,332,188
Cash denominated in foreign currencies (c)	140
Receivable for:
Investments sold	9,673,458
Fund shares sold	1,832,827
Dividends and interest	752,037
Variation margin on futures contracts	112,522
Total Assets	1,261,854,086
Liabilities
Collateral for securities loaned	166,960,916
Payable for:
Fund shares redeemed	3,969,871
Accrued Expenses:
Management fees	217,970
Distribution and service fees	87,743
Deferred trustees’ fees	259,582
Other expenses	305,907
Total Liabilities	171,801,989
Net Assets	$1,090,052,097
Net Assets Consist of:
Paid in surplus	$618,592,945
Distributable earnings (Accumulated losses)	471,459,152
Net Assets	$1,090,052,097
Net Assets
Class A	$691,018,290
Class B	179,905,585
Class E	17,988,600
Class G	201,139,622
Capital Shares Outstanding*
Class A	31,472,043
Class B	8,608,275
Class E	828,581
Class G	9,727,606
Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$21.96
Class B	20.90
Class E	21.71
Class G	20.68

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments was $907,691,043.
(b)	Includes securities loaned at value of $239,789,206.
(c)	Identified cost of cash denominated in foreign currencies was $142.
Statement of Operations

Six Months Ended June 30, 2026 (Unaudited)
Investment Income
Dividends (a)	$6,538,630
Interest	373,815
Securities lending income, net	295,960
Total investment income	7,208,405
Expenses
Management fees	1,277,466
Administration fees	31,464
Custodian and accounting fees	38,159
Distribution and service fees—Class B	212,624
Distribution and service fees—Class E	12,484
Distribution and service fees—Class G	286,329
Audit and tax services	26,887
Legal	23,184
Trustees’ fees and expenses	39,804
Shareholder reporting	56,996
Insurance	4,049
Miscellaneous	54,114
Total expenses	2,063,560
Less management fee waiver	(14,095)
Net expenses	2,049,465
Net Investment Income	5,158,940
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	162,351,812
Futures contracts	1,930,221
Foreign currency transactions	(1)
Net realized gain (loss)	164,282,032
Net change in unrealized appreciation (depreciation) on:
Investments	39,038,312
Futures contracts	2,092,743
Foreign currency transactions	(6)
Net change in unrealized appreciation (depreciation)	41,131,049
Net realized and unrealized gain (loss)	205,413,081
Net Increase (Decrease) in Net Assets From Operations	$210,572,021

(a)	Net of foreign withholding taxes of $10,042.
See accompanying notes to financial statements.
BHFTII-317

Brighthouse Funds Trust II
MetLife Russell 2000 Index Portfolio
Statements of Changes in Net Assets
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
Increase (Decrease) in Net Assets:
From Operations
Net investment income (loss)	$5,158,940	$9,466,746
Net realized gain (loss)	164,282,032	60,495,881
Net change in unrealized appreciation (depreciation)	41,131,049	48,174,257
Increase (decrease) in net assets from operations	210,572,021	118,136,884
From Distributions to Shareholders
Class A	(52,707,894)	(38,595,801)
Class B	(14,104,562)	(10,538,596)
Class E	(1,343,429)	(982,620)
Class G	(15,730,915)	(11,862,107)
Total distributions	(83,886,800)	(61,979,124)
Increase (decrease) in net assets from capital share transactions	(23,393,002)	(57,817,851)
Total increase (decrease) in net assets	103,292,219	(1,660,091)
Net Assets
Beginning of period	986,759,878	988,419,969
End of period	$1,090,052,097	$986,759,878

Other Information:
Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31, 2025
	Shares	Value	Shares	Value
Class A
Sales	1,087,065	$22,819,361	1,423,519	$25,035,406
Reinvestments	2,489,745	52,707,894	2,308,361	38,595,801
Redemptions	(3,982,113)	(85,099,215)	(5,446,810)	(99,320,743)
Net increase (decrease)	(405,303)	$(9,571,960)	(1,714,930)	$(35,689,536)
Class B
Sales	134,556	$2,678,854	463,803	$7,604,259
Reinvestments	699,978	14,104,562	659,487	10,538,596
Redemptions	(1,072,677)	(21,783,342)	(1,935,549)	(33,856,842)
Net increase (decrease)	(238,143)	$(4,999,926)	(812,259)	$(15,713,987)
Class E
Sales	49,063	$1,048,107	42,761	$714,610
Reinvestments	64,187	1,343,429	59,373	982,620
Redemptions	(112,436)	(2,363,123)	(159,806)	(2,860,398)
Net increase (decrease)	814	$28,413	(57,672)	$(1,163,168)
Class G
Sales	129,353	$2,556,146	1,082,473	$17,954,177
Reinvestments	788,912	15,730,915	749,817	11,862,107
Redemptions	(1,352,960)	(27,136,590)	(2,016,395)	(35,067,444)
Net increase (decrease)	(434,695)	$(8,849,529)	(184,105)	$(5,251,160)
Increase (decrease) derived from capital shares transactions		$(23,393,002)		$(57,817,851)
See accompanying notes to financial statements.
BHFTII-318

Brighthouse Funds Trust II
MetLife Russell 2000 Index Portfolio
Financial Highlights
Selected per share data
	Class A
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$19.45	$18.47	$17.45	$15.40	$24.24	$22.47
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.12	0.20	0.24	0.24	0.23	0.20
Net realized and unrealized gain (loss)	4.18	1.95	1.65	2.30	(5.23)	3.09
Total income (loss) from investment operations	4.30	2.15	1.89	2.54	(5.00)	3.29
Less Distributions
Distributions from net investment income	(0.27)	(0.21)	(0.26)	(0.21)	(0.22)	(0.25)
Distributions from net realized capital gains	(1.52)	(0.96)	(0.61)	(0.28)	(3.62)	(1.27)
Total distributions	(1.79)	(1.17)	(0.87)	(0.49)	(3.84)	(1.52)
Net Asset Value, End of Period	$21.96	$19.45	$18.47	$17.45	$15.40	$24.24
Total Return (%) (b)	22.45 (c)	12.66	11.29	16.80	(20.23)	14.52
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.30 (d)	0.30	0.31	0.31	0.30	0.30
Net ratio of expenses to average net assets (%) (e)	0.30 (d)	0.30	0.31	0.31	0.30	0.30
Ratio of net investment income (loss) to average net assets (%)	1.11 (d)	1.09	1.33	1.51	1.25	0.80
Portfolio turnover rate (%)	30 (c)	29	33	17	22	36
Net assets, end of period (in millions)	$691.0	$619.9	$620.3	$484.2	$444.6	$592.8

	Class B
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$18.56	$17.68	$16.74	$14.79	$23.45	$21.79
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.09	0.14	0.18	0.19	0.17	0.13
Net realized and unrealized gain (loss)	3.99	1.87	1.59	2.21	(5.05)	3.00
Total income (loss) from investment operations	4.08	2.01	1.77	2.40	(4.88)	3.13
Less Distributions
Distributions from net investment income	(0.22)	(0.17)	(0.22)	(0.17)	(0.16)	(0.20)
Distributions from net realized capital gains	(1.52)	(0.96)	(0.61)	(0.28)	(3.62)	(1.27)
Total distributions	(1.74)	(1.13)	(0.83)	(0.45)	(3.78)	(1.47)
Net Asset Value, End of Period	$20.90	$18.56	$17.68	$16.74	$14.79	$23.45
Total Return (%) (b)	22.33 (c)	12.33	11.00	16.51	(20.44)	14.23
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.55 (d)	0.55	0.56	0.56	0.55	0.55
Net ratio of expenses to average net assets (%) (e)	0.55 (d)	0.55	0.56	0.56	0.55	0.55
Ratio of net investment income (loss) to average net assets (%)	0.86 (d)	0.83	1.07	1.26	1.00	0.54
Portfolio turnover rate (%)	30 (c)	29	33	17	22	36
Net assets, end of period (in millions)	$179.9	$164.2	$170.7	$185.1	$172.1	$234.3
Please see  following page for Financial Highlights footnote legend.
See accompanying notes to financial statements.
BHFTII-319

Brighthouse Funds Trust II
MetLife Russell 2000 Index Portfolio
Financial Highlights
Selected per share data
	Class E
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$19.23	$18.27	$17.28	$15.25	$24.03	$22.30
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.10	0.17	0.21	0.21	0.20	0.16
Net realized and unrealized gain (loss)	4.14	1.93	1.63	2.29	(5.18)	3.06
Total income (loss) from investment operations	4.24	2.10	1.84	2.50	(4.98)	3.22
Less Distributions
Distributions from net investment income	(0.24)	(0.18)	(0.24)	(0.19)	(0.18)	(0.22)
Distributions from net realized capital gains	(1.52)	(0.96)	(0.61)	(0.28)	(3.62)	(1.27)
Total distributions	(1.76)	(1.14)	(0.85)	(0.47)	(3.80)	(1.49)
Net Asset Value, End of Period	$21.71	$19.23	$18.27	$17.28	$15.25	$24.03
Total Return (%) (b)	22.38 (c)	12.49	11.03	16.65	(20.33)	14.31
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.45 (d)	0.45	0.46	0.46	0.45	0.45
Net ratio of expenses to average net assets (%) (e)	0.45 (d)	0.45	0.46	0.46	0.45	0.45
Ratio of net investment income (loss) to average net assets (%)	0.96 (d)	0.93	1.17	1.35	1.10	0.65
Portfolio turnover rate (%)	30 (c)	29	33	17	22	36
Net assets, end of period (in millions)	$18.0	$15.9	$16.2	$18.1	$18.0	$24.9

	Class G
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$18.38	$17.51	$16.60	$14.67	$23.30	$21.66
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.08	0.13	0.17	0.18	0.16	0.12
Net realized and unrealized gain (loss)	3.95	1.86	1.57	2.20	(5.02)	2.99
Total income (loss) from investment operations	4.03	1.99	1.74	2.38	(4.86)	3.11
Less Distributions
Distributions from net investment income	(0.21)	(0.16)	(0.22)	(0.17)	(0.15)	(0.20)
Distributions from net realized capital gains	(1.52)	(0.96)	(0.61)	(0.28)	(3.62)	(1.27)
Total distributions	(1.73)	(1.12)	(0.83)	(0.45)	(3.77)	(1.47)
Net Asset Value, End of Period	$20.68	$18.38	$17.51	$16.60	$14.67	$23.30
Total Return (%) (b)	22.28 (c)	12.37	10.87	16.47	(20.46)	14.19
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.60 (d)	0.60	0.61	0.61	0.60	0.60
Net ratio of expenses to average net assets (%) (e)	0.60 (d)	0.60	0.61	0.61	0.60	0.60
Ratio of net investment income (loss) to average net assets (%)	0.81 (d)	0.79	1.02	1.21	0.96	0.50
Portfolio turnover rate (%)	30 (c)	29	33	17	22	36
Net assets, end of period (in millions)	$201.1	$186.8	$181.2	$186.2	$161.9	$206.8

(a)	Per share amounts based on average shares outstanding during the period.
(b)
Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

(c)	Periods less than one year are not computed on an annualized basis.
(d)	Computed on an annualized basis.
(e)	Includes the effects of management fee waivers (see Note 5 of the Notes to Financial Statements).
See accompanying notes to financial statements.
BHFTII-320

Brighthouse Funds Trust II
MetLife Stock Index Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Common Stocks—98.8% of Net Assets

Security Description	Shares	Value

Aerospace & Defense — 2.2%
Axon Enterprise, Inc. (a) (b)	11,965	$6,707,699
Boeing Co. (b)	117,023	25,331,969
General Dynamics Corp.	37,680	13,347,763
General Electric Co.	154,883	57,884,424
Honeywell Aerospace, Inc. (b)	47,032	10,397,835
Howmet Aerospace, Inc.	59,396	15,969,209
Huntington Ingalls Industries, Inc.	5,849	1,637,077
L3Harris Technologies, Inc.	27,655	8,036,266
Lockheed Martin Corp.	30,120	15,344,935
Northrop Grumman Corp.	19,820	10,094,524
RTX Corp.	199,914	37,929,683
Textron, Inc.	25,813	2,367,826
TransDigm Group, Inc.	8,304	11,061,260
		216,110,470
Air Freight & Logistics — 0.3%
CH Robinson Worldwide, Inc. (a)	17,498	3,295,573
Expeditors International of Washington, Inc. (a)	19,415	3,164,257
FedEx Corp. (a)	32,587	10,203,967
United Parcel Service, Inc. - Class B	110,829	11,914,118
		28,577,915
Automobile Components — 0.0%
Aptiv PLC (b)	31,415	1,928,253
Versigent PLC (b)	7	294
		1,928,547
Automobiles — 2.0%
Ford Motor Co.	581,008	8,076,011
General Motors Co.	133,851	10,317,235
Tesla, Inc. (b)	417,931	175,781,779
		194,175,025
Banks — 3.4%
Bank of America Corp.	969,208	55,225,472
Citigroup, Inc.	253,192	35,436,752
Citizens Financial Group, Inc.	62,776	4,398,714
Fifth Third Bancorp	134,541	7,584,076
Huntington Bancshares, Inc.	300,927	5,335,436
JPMorgan Chase & Co.	397,773	130,203,036
KeyCorp	136,810	3,153,471
M&T Bank Corp.	21,740	5,174,337
PNC Financial Services Group, Inc.	59,612	14,677,667
Regions Financial Corp.	126,684	3,825,857
Truist Financial Corp. (a)	184,950	9,214,209
U.S. Bancorp	230,438	13,918,455
Wells Fargo & Co.	454,284	37,542,030
		325,689,512
Beverages — 1.0%
Brown-Forman Corp. - Class B (a)	24,991	666,010
Coca-Cola Co.	574,832	46,716,597
Constellation Brands, Inc. - Class A (a)	20,702	2,879,441
Keurig Dr. Pepper, Inc. (a)	201,974	6,610,609
Molson Coors Beverage Co. - Class B (a)	23,816	927,871
Security Description	Shares	Value
Beverages—(Continued)
Monster Beverage Corp. (b)	105,985	$10,187,278
PepsiCo, Inc.	202,896	27,472,119
		95,459,925
Biotechnology — 1.6%
AbbVie, Inc.	262,280	66,000,139
Amgen, Inc.	80,120	29,013,055
Biogen, Inc. (b)	21,916	4,735,171
Gilead Sciences, Inc.	184,310	23,285,726
Incyte Corp. (a) (b)	24,912	2,824,024
Moderna, Inc. (a) (b)	52,423	3,671,183
Regeneron Pharmaceuticals, Inc.	14,834	9,249,592
Vertex Pharmaceuticals, Inc. (b)	37,677	18,715,296
		157,494,186
Broadline Retail — 3.7%
Amazon.com, Inc. (b)	1,453,170	346,348,538
eBay, Inc.	65,911	7,365,554
		353,714,092
Building Products — 0.5%
A.O. Smith Corp. (a)	16,621	1,042,469
Allegion PLC (a)	12,757	1,792,231
Builders FirstSource, Inc. (a) (b)	15,967	1,428,727
Carrier Global Corp.	115,901	8,501,338
Johnson Controls International PLC	90,571	13,233,329
Lennox International, Inc. (a)	4,701	2,693,438
Masco Corp.	29,947	2,436,787
Trane Technologies PLC (a)	32,816	16,117,907
		47,246,226
Capital Markets — 2.9%
Ameriprise Financial, Inc.	13,345	6,122,152
ARES Management Corp. - Class A	31,312	3,485,339
Bank of New York Mellon Corp.	101,892	14,734,602
Blackrock, Inc.	21,432	20,608,154
Blackstone, Inc. (a)	110,280	12,976,648
Cboe Global Markets, Inc.	15,536	3,770,121
Charles Schwab Corp.	242,683	22,392,360
CME Group, Inc.	53,792	11,878,887
Coinbase Global, Inc. - Class A (a) (b)	33,019	4,827,048
FactSet Research Systems, Inc. (a)	5,408	1,244,273
Franklin Resources, Inc. (a)	45,512	1,514,184
Goldman Sachs Group, Inc.	43,794	44,291,938
Interactive Brokers Group, Inc. - Class A	66,132	5,756,129
Intercontinental Exchange, Inc.	83,950	10,335,084
Invesco Ltd. (a)	65,807	1,736,647
KKR & Co., Inc.	102,632	9,419,565
Moody's Corp.	22,304	10,101,928
Morgan Stanley	177,952	37,199,086
MSCI, Inc.	10,807	6,052,352
Nasdaq, Inc.	66,324	5,227,658
Northern Trust Corp.	27,470	4,775,385
Raymond James Financial, Inc. (a)	25,748	3,914,468
Robinhood Markets, Inc. - Class A (b)	117,451	11,777,986
See accompanying notes to financial statements.
BHFTII-321

Brighthouse Funds Trust II
MetLife Stock Index Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Capital Markets—(Continued)
S&P Global, Inc.	45,010	$18,330,773
State Street Corp.	41,086	6,968,186
T. Rowe Price Group, Inc. (a)	31,807	3,616,138
		283,057,091
Chemicals — 1.0%
Air Products & Chemicals, Inc.	33,057	9,691,651
Albemarle Corp. (a)	17,507	2,363,970
CF Industries Holdings, Inc.	22,806	2,468,978
Corteva, Inc. (a)	99,286	8,408,531
Dow, Inc. (a)	106,993	2,927,328
DuPont de Nemours, Inc.	20,284	2,751,322
Ecolab, Inc.	37,601	10,476,015
International Flavors & Fragrances, Inc. (a)	37,899	3,002,359
Linde PLC	68,636	35,617,966
LyondellBasell Industries NV - Class A	38,333	2,018,232
Mosaic Co.	47,184	999,829
PPG Industries, Inc.	33,089	4,013,365
Sherwin-Williams Co.	34,050	11,724,096
		96,463,642
Commercial Services & Supplies — 0.4%
Cintas Corp.	50,484	8,586,319
Copart, Inc. (b)	131,562	3,708,733
Republic Services, Inc.	29,687	6,325,706
Rollins, Inc. (a)	43,598	1,819,780
Veralto Corp. (a)	36,459	3,233,184
Waste Management, Inc.	54,845	12,223,854
		35,897,576
Communications Equipment — 1.3%
Arista Networks, Inc. (b)	153,281	26,039,376
Ciena Corp. (b)	20,991	10,297,345
Cisco Systems, Inc.	586,360	68,873,846
F5, Inc. (b)	8,375	3,483,665
Lumentum Holdings, Inc. (b)	11,550	9,910,593
Motorola Solutions, Inc.	24,642	10,233,576
		128,838,401
Construction & Engineering — 0.3%
Comfort Systems USA, Inc.	5,218	10,341,815
EMCOR Group, Inc.	6,597	5,474,719
Quanta Services, Inc.	22,277	16,040,331
		31,856,865
Construction Materials — 0.2%
CRH PLC	99,194	10,613,758
Martin Marietta Materials, Inc.	8,914	5,140,704
Vulcan Materials Co.	19,262	5,682,482
		21,436,944
Consumer Finance — 0.5%
American Express Co.	79,007	26,724,118
Capital One Financial Corp.	92,379	18,533,075
Security Description	Shares	Value
Consumer Finance—(Continued)
Synchrony Financial	49,934	$3,797,480
		49,054,673
Consumer Staples Distribution & Retail — 1.7%
Casey's General Stores, Inc.	5,487	4,361,013
Costco Wholesale Corp.	65,861	61,610,990
Dollar General Corp.	32,692	3,763,176
Dollar Tree, Inc. (a) (b)	26,883	3,251,499
Kroger Co. (a)	84,206	4,675,959
Sysco Corp.	70,986	5,933,010
Target Corp.	67,422	8,805,987
Walmart, Inc.	650,810	73,710,740
		166,112,374
Containers & Packaging — 0.2%
Amcor PLC (a)	68,635	2,975,327
Avery Dennison Corp. (a)	11,354	1,843,322
Ball Corp.	39,524	2,466,298
International Paper Co. (a)	78,606	2,994,889
Packaging Corp. of America	13,144	3,131,952
Smurfit Westrock PLC (a)	77,856	3,601,618
		17,013,406
Distributors — 0.0%
Genuine Parts Co. (a)	20,430	2,410,331
Diversified Telecommunication Services — 0.6%
AT&T, Inc.	1,031,479	21,351,615
Comcast Corp. - Class A	528,894	12,984,348
Verizon Communications, Inc.	619,860	26,244,872
		60,580,835
Electric Utilities — 1.4%
Alliant Energy Corp. (a)	38,341	2,925,035
American Electric Power Co., Inc. (a)	80,772	11,050,417
Constellation Energy Corp.	47,456	11,786,647
Duke Energy Corp.	115,730	14,649,103
Edison International	57,122	4,252,733
Entergy Corp. (a)	67,973	7,807,379
Evergy, Inc.	34,219	2,957,548
Eversource Energy (a)	55,828	4,034,690
Exelon Corp.	151,895	7,081,345
FirstEnergy Corp.	77,281	3,673,939
NextEra Energy, Inc.	309,568	27,170,783
NRG Energy, Inc.	31,320	4,574,599
PG&E Corp.	326,919	5,498,778
Pinnacle West Capital Corp. (a)	17,990	1,924,930
PPL Corp.	111,686	4,059,786
Southern Co. (a)	167,347	16,016,781
Xcel Energy, Inc.	92,672	7,441,562
		136,906,055
Electrical Equipment — 1.3%
AMETEK, Inc.	34,025	8,232,008
Eaton Corp. PLC	57,643	24,562,835
See accompanying notes to financial statements.
BHFTII-322

Brighthouse Funds Trust II
MetLife Stock Index Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Electrical Equipment—(Continued)
Emerson Electric Co.	83,146	$11,902,350
GE Vernova, Inc.	39,892	46,867,515
Generac Holdings, Inc. (b)	8,739	2,558,867
Hubbell, Inc. (a)	7,845	4,104,504
Rockwell Automation, Inc.	16,519	8,178,227
Vertiv Holdings Co. - Class A	57,021	19,091,771
		125,498,077
Electronic Equipment, Instruments & Components — 1.2%
Amphenol Corp. - Class A	182,627	32,200,793
CDW Corp. (a)	18,964	2,667,097
Coherent Corp. (b)	29,043	11,456,592
Corning, Inc.	116,263	29,697,058
Flex Ltd. (b)	54,581	8,845,943
Jabil, Inc.	15,662	6,037,388
Keysight Technologies, Inc. (b)	25,459	8,912,432
TE Connectivity PLC	43,332	8,736,165
Teledyne Technologies, Inc. (a) (b)	6,878	4,586,938
Zebra Technologies Corp. - Class A (a) (b)	7,071	1,861,511
		115,001,917
Energy Equipment & Services — 0.2%
Baker Hughes Co.	147,272	8,173,596
Halliburton Co.	124,014	4,210,275
SLB Ltd.	221,941	10,318,037
		22,701,908
Entertainment — 1.0%
Electronic Arts, Inc.	33,435	6,855,513
Live Nation Entertainment, Inc. (a) (b)	23,491	4,301,437
Netflix, Inc. (b)	625,092	44,631,569
Take-Two Interactive Software, Inc. (b)	25,840	6,459,483
TKO Group Holdings, Inc. (a)	9,348	1,881,846
Walt Disney Co.	257,784	24,811,710
Warner Bros Discovery, Inc. (b)	367,917	9,808,667
		98,750,225
Financial Services — 3.3%
Apollo Global Management, Inc. (a)	68,467	8,100,331
Berkshire Hathaway, Inc. - Class B (b)	272,157	136,184,641
Block, Inc. (b)	79,449	6,038,124
Corpay, Inc. (b)	9,703	3,233,719
Fidelity National Information Services, Inc.	76,730	2,983,262
Fiserv, Inc. (b)	79,161	3,882,847
Global Payments, Inc.	34,516	2,504,481
Jack Henry & Associates, Inc. (a)	10,547	1,452,744
Mastercard, Inc. - Class A	119,780	61,519,008
PayPal Holdings, Inc.	130,948	5,654,335
Visa, Inc. - Class A	246,384	84,531,886
		316,085,378
Food Products — 0.4%
Archer-Daniels-Midland Co.	71,546	5,466,114
Bunge Global SA	20,161	2,151,784
General Mills, Inc. (a)	79,224	2,756,995
Security Description	Shares	Value
Food Products—(Continued)
Hershey Co. (a)	22,004	$3,860,602
Hormel Foods Corp. (a)	43,295	1,074,582
J.M. Smucker Co. (a)	15,831	1,780,987
Kraft Heinz Co. (a)	126,740	2,993,599
McCormick & Co., Inc.	37,704	1,901,036
Mondelez International, Inc. - Class A	190,557	11,021,817
Tyson Foods, Inc. - Class A (a)	41,880	2,397,630
		35,405,146
Gas Utilities — 0.0%
Atmos Energy Corp.	24,779	4,268,678
Ground Transportation — 0.8%
CSX Corp. (a)	275,840	13,110,675
FedEx Freight Holding Co., Inc. (b)	16,136	2,436,536
JB Hunt Transport Services, Inc.	11,059	3,200,806
Norfolk Southern Corp.	33,341	10,488,745
Old Dominion Freight Line, Inc.	27,168	5,884,589
Uber Technologies, Inc. (b)	302,184	21,805,598
Union Pacific Corp.	88,136	23,972,992
		80,899,941
Health Care Equipment & Supplies — 1.4%
Abbott Laboratories	258,571	23,462,733
Align Technology, Inc. (a) (b)	9,887	1,667,541
Baxter International, Inc. (a)	76,669	1,634,583
Becton Dickinson & Co.	40,903	6,189,851
Boston Scientific Corp. (b)	220,649	9,417,299
Cooper Cos., Inc. (b)	28,964	2,077,008
Dexcom, Inc. (b)	57,282	3,857,943
Edwards Lifesciences Corp. (b)	85,477	7,732,249
GE HealthCare Technologies, Inc.	67,528	4,322,467
IDEXX Laboratories, Inc. (b)	11,710	6,164,612
Insulet Corp. (b)	10,282	1,565,435
Intuitive Surgical, Inc. (b)	52,576	20,908,424
Medtronic PLC	190,592	14,910,012
ResMed, Inc. (a)	21,533	4,196,351
Solventum Corp. (b)	21,851	1,685,805
STERIS PLC	14,559	3,065,689
Stryker Corp.	51,219	16,125,790
Zimmer Biomet Holdings, Inc. (a)	28,719	2,472,419
		131,456,211
Health Care Providers & Services — 1.7%
Cardinal Health, Inc.	34,768	8,259,486
Cencora, Inc.	28,882	8,173,028
Centene Corp. (b)	69,638	4,470,063
Cigna Group	39,270	10,825,954
CVS Health Corp.	189,411	19,594,568
DaVita, Inc. (a) (b)	4,765	1,060,117
Elevance Health, Inc.	32,238	12,467,402
HCA Healthcare, Inc.	23,053	8,988,134
Henry Schein, Inc. (a) (b)	14,374	1,200,517
Humana, Inc. (a)	17,823	7,079,652
Labcorp Holdings, Inc.	12,173	3,408,440
McKesson Corp.	17,845	13,483,682
See accompanying notes to financial statements.
BHFTII-323

Brighthouse Funds Trust II
MetLife Stock Index Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Health Care Providers & Services—(Continued)
Quest Diagnostics, Inc.	16,432	$3,482,762
UnitedHealth Group, Inc.	134,814	56,032,743
Universal Health Services, Inc. - Class B	7,910	1,176,138
		159,702,686
Health Care REITs — 0.4%
Alexandria Real Estate Equities, Inc.	23,283	1,230,506
Healthpeak Properties, Inc.	102,344	2,190,162
Ventas, Inc.	72,171	6,408,785
Welltower, Inc.	104,793	23,784,867
		33,614,320
Health Care Technology — 0.0%
Veeva Systems, Inc. - Class A (b)	22,288	3,955,451
Hotel & Resort REITs — 0.0%
Host Hotels & Resorts, Inc.	94,553	2,241,852
Hotels, Restaurants & Leisure — 1.6%
Airbnb, Inc. - Class A (b)	62,041	8,878,067
Booking Holdings, Inc.	115,030	20,502,947
Carnival Corp. Ltd.	190,973	5,456,099
Chipotle Mexican Grill, Inc. (b)	190,421	6,474,314
Darden Restaurants, Inc. (a)	17,002	3,502,582
Domino's Pizza, Inc. (a)	4,543	1,344,910
DoorDash, Inc. - Class A (a) (b)	56,177	10,366,342
Expedia Group, Inc.	16,997	4,349,192
Hilton Worldwide Holdings, Inc.	33,794	11,167,565
Las Vegas Sands Corp.	44,263	2,044,508
Marriott International, Inc. - Class A (a)	32,490	12,040,469
McDonald's Corp.	105,474	28,510,677
MGM Resorts International (b)	28,485	1,361,868
Norwegian Cruise Line Holdings Ltd. (b)	68,154	1,438,731
Royal Caribbean Cruises Ltd. (a)	37,027	11,757,183
Starbucks Corp. (a)	169,188	17,289,322
Wynn Resorts Ltd. (a)	12,449	1,208,673
Yum! Brands, Inc.	40,915	6,540,672
		154,234,121
Household Durables — 0.2%
DR Horton, Inc.	39,150	6,376,752
Garmin Ltd. (a)	24,335	5,780,536
Lennar Corp. - Class A	31,952	2,891,337
NVR, Inc. (b)	401	2,732,173
PulteGroup, Inc.	28,277	3,879,887
		21,660,685
Household Products — 0.8%
Church & Dwight Co., Inc.	35,174	3,407,657
Clorox Co. (a)	17,950	1,713,148
Colgate-Palmolive Co.	118,787	10,890,392
Kimberly-Clark Corp. (a)	49,276	5,409,027
Procter & Gamble Co.	345,680	50,690,515
		72,110,739
Security Description	Shares	Value
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp.	105,868	$1,552,025
Vistra Corp.	47,051	7,463,700
		9,015,725
Industrial Conglomerates — 0.2%
3M Co.	77,426	12,536,043
Honeywell International, Inc.	47,033	10,530,577
		23,066,620
Industrial REITs — 0.2%
Prologis, Inc.	138,405	18,749,725
Insurance — 1.6%
Aflac, Inc. (a)	68,002	7,973,235
Allstate Corp.	38,214	9,092,639
American International Group, Inc.	78,708	5,866,107
Aon PLC - Class A	31,705	10,516,231
Arch Capital Group Ltd. (b)	51,657	5,013,828
Arthur J Gallagher & Co.	38,137	8,755,111
Assurant, Inc. (a)	7,355	1,975,038
Brown & Brown, Inc. (a)	43,272	2,775,899
Chubb Ltd.	53,547	18,245,605
Cincinnati Financial Corp.	22,963	4,251,370
Erie Indemnity Co. - Class A (a)	3,771	904,097
Everest Group Ltd.	5,874	2,098,369
Globe Life, Inc.	11,526	2,059,466
Hartford Insurance Group, Inc.	40,694	5,392,769
Loews Corp.	25,048	2,835,684
Marsh & McLennan Cos., Inc.	71,522	11,920,572
MetLife, Inc. (c)	80,235	6,788,683
Principal Financial Group, Inc. (a)	29,180	3,145,020
Progressive Corp.	86,744	18,949,227
Prudential Financial, Inc. (a)	51,512	5,559,690
Travelers Cos., Inc.	31,567	10,420,898
W.R. Berkley Corp. (a)	43,658	3,079,199
Willis Towers Watson PLC (a)	14,021	3,664,669
		151,283,406
Interactive Media & Services — 7.7%
Alphabet, Inc. - Class A	870,461	311,076,648
Alphabet, Inc. - Class C (d)	701,634	247,908,341
Meta Platforms, Inc. - Class A	326,003	183,634,230
		742,619,219
IT Services — 0.6%
Accenture PLC - Class A	91,139	11,341,337
Akamai Technologies, Inc. (a) (b)	21,582	2,551,208
Cognizant Technology Solutions Corp. - Class A (a)	70,345	2,724,462
Gartner, Inc. (a) (b)	9,939	1,288,293
GoDaddy, Inc. - Class A (b)	19,656	1,668,401
International Business Machines Corp.	139,526	39,236,107
VeriSign, Inc.	12,158	3,058,467
		61,868,275
See accompanying notes to financial statements.
BHFTII-324

Brighthouse Funds Trust II
MetLife Stock Index Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Leisure Products — 0.0%
Hasbro, Inc.	19,954	$1,648,001
Life Sciences Tools & Services — 0.8%
Agilent Technologies, Inc.	41,952	5,572,484
Bio-Techne Corp. (a)	23,242	1,642,047
Charles River Laboratories International, Inc. (a) (b)	7,150	1,621,549
Danaher Corp.	93,511	17,811,975
IQVIA Holdings, Inc. (b)	24,776	4,787,219
Mettler-Toledo International, Inc. (a) (b)	3,000	3,832,530
Revvity, Inc.	16,561	1,842,577
Thermo Fisher Scientific, Inc.	55,167	27,658,527
Waters Corp. (b)	14,576	5,466,583
West Pharmaceutical Services, Inc. (a)	10,488	3,765,192
		74,000,683
Machinery — 1.9%
Caterpillar, Inc. (a)	68,375	72,812,538
Cummins, Inc.	20,485	14,610,107
Deere & Co.	37,291	23,654,800
Dover Corp.	19,990	4,483,357
Fortive Corp.	45,256	2,764,689
IDEX Corp.	10,987	2,493,500
Illinois Tool Works, Inc. (a)	38,865	10,511,817
Ingersoll Rand, Inc. (a)	52,865	4,334,401
Nordson Corp.	7,867	2,373,395
Otis Worldwide Corp.	56,962	4,078,479
PACCAR, Inc.	78,127	9,384,615
Parker-Hannifin Corp.	18,718	18,308,450
Pentair PLC (a)	23,990	1,839,073
Snap-on, Inc. (a)	7,690	3,094,456
Stanley Black & Decker, Inc.	23,077	2,172,007
Westinghouse Air Brake Technologies Corp.	25,188	6,790,685
Xylem, Inc.	35,285	4,171,040
		187,877,409
Media — 0.1%
Charter Communications, Inc. - Class A (a) (b)	12,414	1,765,395
EchoStar Corp. - Class A (a) (b)	20,230	2,053,345
Fox Corp. - Class A	29,612	1,544,562
Fox Corp. - Class B	20,641	966,824
News Corp. - Class A	54,168	1,344,991
News Corp. - Class B (a)	17,885	501,853
Omnicom Group, Inc. (a)	42,309	3,081,365
Paramount Skydance Corp. - Class B (a)	46,824	461,685
Trade Desk, Inc. - Class A (b)	63,388	1,146,055
		12,866,075
Metals & Mining — 0.4%
Freeport-McMoRan, Inc.	213,405	13,421,041
Newmont Corp.	158,478	14,801,845
Nucor Corp.	33,808	7,530,732
Steel Dynamics, Inc. (a)	20,124	4,617,653
		40,371,271
Multi-Utilities — 0.6%
Ameren Corp. (a)	41,083	4,644,022
Security Description	Shares	Value
Multi-Utilities—(Continued)
CenterPoint Energy, Inc. (a)	97,111	$4,276,768
CMS Energy Corp.	45,859	3,508,214
Consolidated Edison, Inc. (a)	54,708	6,052,346
Dominion Energy, Inc.	130,554	8,915,533
DTE Energy Co.	30,881	4,705,338
NiSource, Inc.	71,172	3,384,229
Public Service Enterprise Group, Inc.	73,975	6,003,811
Sempra	97,040	8,996,578
WEC Energy Group, Inc. (a)	48,353	5,646,180
		56,133,019
Office REITs — 0.0%
BXP, Inc. (a)	22,017	1,459,947
Oil, Gas & Consumable Fuels — 2.7%
APA Corp. (a)	52,472	1,709,013
Chevron Corp.	277,913	46,066,859
ConocoPhillips	180,855	18,801,686
Devon Energy Corp.	171,155	7,072,124
Diamondback Energy, Inc.	28,815	5,065,101
EOG Resources, Inc.	79,068	10,257,492
EQT Corp.	92,852	4,936,941
Expand Energy Corp.	35,513	3,238,430
Exxon Mobil Corp.	615,316	84,126,003
Kinder Morgan, Inc.	290,641	9,291,793
Marathon Petroleum Corp.	43,338	11,080,226
Occidental Petroleum Corp.	107,786	5,235,166
ONEOK, Inc. (a)	93,528	8,131,324
Phillips 66 Co.	59,518	10,061,518
Targa Resources Corp.	31,864	8,544,013
Texas Pacific Land Corp. (a)	8,601	3,764,142
Valero Energy Corp.	44,079	11,479,935
Williams Cos., Inc.	181,553	13,496,650
		262,358,416
Passenger Airlines — 0.2%
Delta Air Lines, Inc. (a)	97,003	9,085,301
Southwest Airlines Co. (a)	72,558	3,730,933
United Airlines Holdings, Inc. (a) (b)	48,182	6,552,270
		19,368,504
Personal Care Products — 0.1%
Estee Lauder Cos., Inc. - Class A	36,709	2,898,175
Kenvue, Inc.	285,024	5,446,809
		8,344,984
Pharmaceuticals — 3.4%
Bristol-Myers Squibb Co.	303,145	17,467,215
Eli Lilly & Co.	117,433	140,852,663
Johnson & Johnson	357,351	90,756,433
Merck & Co., Inc.	366,644	47,113,754
Pfizer, Inc.	846,081	20,373,631
Viatris, Inc.	172,877	2,745,287
Zoetis, Inc.	62,234	4,472,135
		323,781,118
See accompanying notes to financial statements.
BHFTII-325

Brighthouse Funds Trust II
MetLife Stock Index Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Professional Services — 0.3%
Automatic Data Processing, Inc. (a)	59,340	$13,289,193
Broadridge Financial Solutions, Inc.	17,169	2,351,294
Equifax, Inc.	17,676	2,805,535
Jacobs Solutions, Inc. (a)	17,529	2,208,654
Leidos Holdings, Inc. (a)	18,672	1,922,656
Paychex, Inc. (a)	47,869	4,706,959
Verisk Analytics, Inc.	19,450	3,491,858
		30,776,149
Real Estate Management & Development — 0.1%
CBRE Group, Inc. - Class A (b)	43,468	5,854,705
CoStar Group, Inc. (b)	60,620	1,716,758
		7,571,463
Residential REITs — 0.2%
AvalonBay Communities, Inc.	20,623	3,891,354
Camden Property Trust (a)	14,922	1,708,420
Equity Residential	50,614	3,438,209
Essex Property Trust, Inc.	9,540	2,781,769
Invitation Homes, Inc.	81,130	2,450,937
Mid-America Apartment Communities, Inc.	17,277	2,400,466
UDR, Inc. (a)	43,892	1,752,169
		18,423,324
Retail REITs — 0.3%
Federal Realty Investment Trust	11,670	1,440,545
Kimco Realty Corp. (a)	100,113	2,537,865
Realty Income Corp. (a)	138,428	8,576,999
Regency Centers Corp.	24,462	1,950,600
Simon Property Group, Inc.	48,139	10,766,287
		25,272,296
Semiconductors & Semiconductor Equipment — 18.9%
Advanced Micro Devices, Inc. (b)	242,063	140,616,817
Analog Devices, Inc.	72,474	28,784,499
Applied Materials, Inc.	117,811	85,177,353
Broadcom, Inc.	702,861	265,505,743
First Solar, Inc. (a) (b)	15,951	3,763,798
Intel Corp. (b)	701,342	97,928,383
KLA Corp.	193,917	58,506,698
Lam Research Corp.	185,647	80,446,414
Marvell Technology, Inc.	129,976	38,718,551
Microchip Technology, Inc.	80,331	7,326,187
Micron Technology, Inc.	167,412	193,241,997
Monolithic Power Systems, Inc. (a)	7,294	10,082,934
NVIDIA Corp.	3,595,532	719,429,998
NXP Semiconductors NV	37,479	10,532,723
ON Semiconductor Corp. (a) (b)	58,177	5,500,054
Qnity Electronics, Inc.	31,076	5,075,022
QUALCOMM, Inc.	156,466	28,913,352
Skyworks Solutions, Inc. (a)	22,327	1,513,771
Teradyne, Inc.	23,239	11,243,958
Texas Instruments, Inc.	135,103	40,270,151
		1,832,578,403
Security Description	Shares	Value
Software — 7.4%
Adobe, Inc. (b)	60,003	$12,301,815
AppLovin Corp. - Class A (b)	39,940	20,578,286
Autodesk, Inc. (a) (b)	31,344	6,093,900
Cadence Design Systems, Inc. (b)	40,945	15,367,477
Crowdstrike Holdings, Inc. - Class A (b)	37,786	28,836,008
Datadog, Inc. - Class A (b)	49,111	12,786,540
Fair Isaac Corp. (a) (b)	3,443	4,113,628
Fortinet, Inc. (b)	92,447	14,201,708
Gen Digital, Inc. (a)	81,818	2,036,450
Intuit, Inc.	41,054	10,715,094
Microsoft Corp.	1,102,750	411,347,805
Oracle Corp.	251,899	36,915,798
Palantir Technologies, Inc. - Class A (b)	340,851	39,767,086
Palo Alto Networks, Inc. (b)	120,393	41,056,421
PTC, Inc. (b)	17,146	1,947,957
Roper Technologies, Inc. (a)	14,981	5,069,421
Salesforce, Inc.	121,439	19,024,634
ServiceNow, Inc. (b)	153,097	15,199,470
Synopsys, Inc. (b)	28,437	12,684,893
Trimble, Inc. (a) (b)	34,605	1,771,084
Tyler Technologies, Inc. (a) (b)	6,260	1,830,800
Workday, Inc. - Class A (a) (b)	30,241	3,702,103
		717,348,378
Specialized REITs — 0.7%
American Tower Corp.	69,161	11,312,665
Crown Castle, Inc.	64,791	4,906,622
Digital Realty Trust, Inc.	49,036	8,805,885
Equinix, Inc.	14,641	15,261,632
Extra Space Storage, Inc.	31,361	4,556,753
Iron Mountain, Inc.	44,167	5,578,734
Public Storage (a)	23,454	7,465,643
SBA Communications Corp.	15,745	2,778,363
VICI Properties, Inc.	162,232	4,307,259
Weyerhaeuser Co.	107,038	2,562,490
		67,536,046
Specialty Retail — 1.5%
AutoZone, Inc. (b)	2,446	7,817,269
Best Buy Co., Inc. (a)	29,088	2,207,197
Carvana Co. (a) (b)	106,332	6,998,772
Home Depot, Inc.	147,860	52,147,265
Lowe's Cos., Inc.	83,141	18,331,759
O'Reilly Automotive, Inc. (b)	123,022	11,329,096
Ross Stores, Inc.	47,823	10,179,126
TJX Cos., Inc.	164,157	24,869,785
Tractor Supply Co. (a)	77,854	2,460,965
Ulta Beauty, Inc. (a) (b)	6,467	2,916,488
Williams-Sonoma, Inc. (a)	17,479	4,074,355
		143,332,077
Technology Hardware, Storage & Peripherals — 8.1%
Apple, Inc.	2,180,335	630,901,736
Dell Technologies, Inc. - Class C	42,944	18,528,618
Hewlett Packard Enterprise Co.	196,971	8,885,362
HP, Inc. (a)	135,764	2,978,662
See accompanying notes to financial statements.
BHFTII-326

Brighthouse Funds Trust II
MetLife Stock Index Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares/ Principal Amount*	Value
Technology Hardware, Storage & Peripherals—(Continued)
NetApp, Inc. (a)	29,293	$4,533,385
Sandisk Corp. (b)	21,984	49,985,680
Seagate Technology Holdings PLC (a)	33,287	32,121,955
Super Micro Computer, Inc. (a) (b)	83,544	2,450,345
Western Digital Corp.	51,168	32,682,025
		783,067,768
Textiles, Apparel & Luxury Goods — 0.2%
Deckers Outdoor Corp. (b)	21,072	2,092,239
Lululemon Athletica, Inc. (a) (b)	15,545	1,774,928
NIKE, Inc. - Class B	178,065	7,309,568
Ralph Lauren Corp.	5,738	2,303,291
Tapestry, Inc.	29,993	4,390,375
		17,870,401
Tobacco — 0.6%
Altria Group, Inc.	247,894	17,835,973
Philip Morris International, Inc.	231,367	41,856,604
		59,692,577
Trading Companies & Distributors — 0.3%
Fastenal Co. (a)	170,425	8,185,513
United Rentals, Inc.	9,300	10,535,877
WW Grainger, Inc.	6,448	8,771,859
		27,493,249
Water Utilities — 0.0%
American Water Works Co., Inc. (a)	28,989	3,814,373
Wireless Telecommunication Services — 0.1%
T-Mobile U.S., Inc.	69,080	11,586,788
Total Common Stocks (Cost $3,095,088,219)		9,568,787,115

Investment Companies—0.7%
Exchange-Traded Funds — 0.7%
State Street SPDR S&P 500 ETF Trust	90,000	67,209,300
Total Investment Companies (Cost $67,318,974)		67,209,300

Rights—0.0%
Health Care Equipment & Supplies — 0.0%
Hologic, Inc. (b) (e) (f) (Cost $340)	33,919	339

Short-Term Investments—0.6%
Discount Note—0.1%
Federal Home Loan Bank
3.659%, 07/01/26 (g)	11,880,000	11,878,809
Security Description	Principal Amount*/ Shares	Value
U.S. Treasury—0.5%
U.S. Treasury Bills
3.568%, 07/07/26 (g)	4,335,000	$4,332,423
3.605%, 07/07/26 (g)	38,765,000	38,741,954
		43,074,377
Total Short-Term Investments (Cost $54,954,130)		54,953,186

Securities Lending Reinvestments (h)—4.7%
Short-Term Investment Funds—1.4%
Allspring Government Money Market Fund, Select Class 3.570% (i)	5,000,000	5,000,000
BlackRock Liquidity Funds FedFund, Institutional Shares 3.540% (i)	30,000,000	30,000,000
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class 3.520% (i)	30,000,000	30,000,000
Fidelity Investments Money Market Government Portfolio, Class I 3.530% (i)	2,000,000	2,000,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 3.530% (i)	2,000,000	2,000,000
Invesco STIT-Government & Agency Portfolio, Institutional Class 3.570% (i)	30,000,000	30,000,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares 3.560% (i)	30,000,000	30,000,000
RBC BlueBay U.S. Government Money Market Fund, Institutional Shares 3.550% (i)	5,000,000	5,000,000
		134,000,000

Certificates of Deposit—0.7%
Bank of Montreal
4.000%, SOFR + 0.380%, 11/19/26 (j)	2,000,000	2,001,088
4.000%, SOFR + 0.380%, 05/07/27 (j)	2,000,000	1,999,996
Bank of Nova Scotia
3.950%, SOFR + 0.330%, 07/22/26 (j)	3,000,000	2,999,973
3.960%, SOFR + 0.340%, 09/21/26 (j)	4,000,000	3,999,996
Mitsubishi UFJ Trust & Banking Corp.
Zero Coupon, 09/08/26	2,000,000	1,985,080
Zero Coupon, 09/14/26	5,000,000	4,959,400
Mizuho Bank Ltd.
3.950%, SOFR + 0.330%, 10/09/26 (j)	3,000,000	3,000,741
MUFG Bank Ltd.
3.810%, SOFR + 0.190%, 08/07/26 (j)	4,000,000	3,999,952
Nordea Bank Abp
3.880%, SOFR + 0.260%, 12/22/26 (j)	5,000,000	4,996,160
3.920%, SOFR + 0.300%, 10/02/26 (j)	2,000,000	2,000,308
Royal Bank of Canada
3.910%, SOFR + 0.290%, 02/05/27 (j)	2,000,000	1,999,952
Standard Chartered Bank
3.940%, SOFR + 0.320%, 11/13/26 (j)	2,000,000	2,000,294
3.970%, SOFR + 0.350%, 10/02/26 (j)	2,000,000	2,000,008
Sumitomo Mitsui Banking Corp.
3.810%, SOFR + 0.190%, 08/19/26 (j)	2,000,000	1,999,996
3.830%, SOFR + 0.210%, 07/24/26 (j)	2,000,000	2,000,050
3.830%, SOFR + 0.210%, 07/30/26 (j)	2,000,000	2,000,066
3.880%, SOFR + 0.260%, 11/30/26 (j)	5,000,000	5,000,000
3.970%, SOFR + 0.350%, 09/25/26 (j)	3,000,000	3,001,014
See accompanying notes to financial statements.
BHFTII-327

Brighthouse Funds Trust II
MetLife Stock Index Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Securities Lending Reinvestments (h)—(Continued)
Security Description	Principal Amount*	Value
Certificates of Deposit—(Continued)
Sumitomo Mitsui Trust Bank Ltd.
3.820%, SOFR + 0.200%, 07/27/26 (j)	5,000,000	$5,000,075
3.900%, 09/10/26	3,000,000	3,000,480
3.980%, 07/17/26	2,000,000	2,000,300
Svenska Handelsbanken AB
3.930%, SOFR + 0.310%, 09/25/26 (j)	2,000,000	2,000,384
Toronto-Dominion Bank
3.850%, 08/28/26	5,000,000	5,000,040
3.920%, SOFR + 0.300%, 10/16/26 (j)	4,000,000	4,000,060
		72,945,413
Commercial Paper—0.5%
Britannia Funding Co. LLC
3.850%, 09/01/26	2,000,000	1,985,928
3.880%, SOFR + 0.260%, 08/11/26 (j)	8,000,000	7,999,592
Concord Minutemen Capital Co. LLC
3.880%, SOFR + 0.260%, 08/12/26 (j)	10,000,000	10,000,570
ING U.S. Funding LLC
3.950%, SOFR + 0.330%, 09/18/26 (j)	6,000,000	6,001,458
Intrepid Funding Co. LLC
3.940%, SOFR + 0.320%, 12/10/26 (j)	5,000,000	4,999,985
Ionic Funding LLC
3.720%, 07/01/26	7,000,000	6,999,237
3.850%, 08/04/26	2,000,000	1,992,296
Liberty Street Funding LLC
3.820%, SOFR + 0.200%, 08/04/26 (j)	2,000,000	1,999,999
Salisbury Receivables Co. LLC
3.850%, 09/04/26	2,000,000	1,985,486
3.940%, 09/23/26	5,000,000	4,952,425
Verto Capital I LLC
3.720%, 07/01/26	5,000,000	4,999,460
		53,916,436
Repurchase Agreements—2.0%
Bank of Montreal
Repurchase Agreement dated 06/30/26 at 3.750%, due on 07/01/26 with a maturity value of $26,902,802; collateralized by various Common Stock with an aggregate market value of $29,982,350	26,900,000	26,900,000
Bank of Nova Scotia
Repurchase Agreement dated 06/30/26 at 3.770%, due on 07/01/26 with a maturity value of $5,000,524; collateralized by various Common Stock with an aggregate market value of $5,559,051	5,000,000	5,000,000
Barclays Capital, Inc.
Repurchase Agreement dated 06/30/26 at 3.680%, due on 07/01/26 with a maturity value of $13,501,380; collateralized by U.S. Treasury Obligations with rates ranging from 3.500% - 4.625%, maturity dates ranging from 01/31/28 - 05/31/31, and an aggregate market value of $13,770,002	13,500,000	13,500,000
Security Description	Principal Amount*	Value
Repurchase Agreements—(Continued)
Citigroup Global Markets, Inc.
Repurchase Agreement dated 06/30/26 at 3.630%, due on 07/01/26 with a maturity value of $30,003,025; collateralized by U.S. Treasury Obligations with rates ranging from 0.625% - 4.375%, maturity dates ranging from 11/30/28 - 05/15/42, and an aggregate market value of $30,600,003	30,000,000	$30,000,000
Repurchase Agreement dated 06/30/26 at 4.110%, due on 01/04/27 with a maturity value of $20,429,267; collateralized by various Common Stock with an aggregate market value of $22,000,003	20,000,000	20,000,000
HSBC Bank PLC
Repurchase Agreement dated 06/30/26 at 3.820%, due on 07/01/26 with a maturity value of $3,000,318; collateralized by various Common Stock with an aggregate market value of $3,336,671	3,000,000	3,000,000
Jefferies LLC
Repurchase Agreement dated 06/30/26 at 3.690%, due on 07/01/26 with a maturity value of $9,342,864; collateralized by U.S. Government Agency Obligations with rates ranging from 4.628% - 6.500%, maturity dates ranging from 07/25/55 - 06/20/56, and an aggregate market value of $9,528,784	9,341,906	9,341,906
National Bank Financial, Inc.
Repurchase Agreement dated 06/30/26 at 3.770%, due on 07/01/26 with a maturity value of $2,000,209; collateralized by various Common Stock with an aggregate market value of $2,229,215	2,000,000	2,000,000
National Bank of Canada
Repurchase Agreement dated 06/30/26 at 3.790%, due on 07/07/26 with a maturity value of $56,041,269; collateralized by various Common Stock with an aggregate market value of $62,419,069	56,000,000	56,000,000
NBC Global Finance Ltd.
Repurchase Agreement dated 06/30/26 at 3.780%, due on 07/01/26 with a maturity value of $8,980,943; collateralized by various Common Stock with an aggregate market value of $10,015,048	8,980,000	8,980,000
Royal Bank of Canada Toronto
Repurchase Agreement dated 06/30/26 at 3.890%, due on 08/04/26 with a maturity value of $14,052,948; collateralized by various Common Stock with an aggregate market value of $15,557,237	14,000,000	14,000,000
Societe Generale
Repurchase Agreement dated 06/30/26 at 3.630%, due on 07/01/26 with a maturity value of $2,000,202; collateralized by U.S. Treasury Obligations with rates ranging from 0.625% - 1.625%, maturity dates ranging from 12/31/27 - 11/15/50, and an aggregate market value of $2,040,001	2,000,000	2,000,000
		190,721,906
See accompanying notes to financial statements.
BHFTII-328

Brighthouse Funds Trust II
MetLife Stock Index Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Securities Lending Reinvestments (h)—(Continued)
Security Description	Principal Amount*	Value
Time Deposit—0.1%
National Bank of Canada
3.690%, OBFR + 0.070%, 07/07/26 (j)	6,000,000	$6,000,000
Total Securities Lending Reinvestments (Cost $457,586,346)		457,583,755
Total Investments—104.8% (Cost $3,674,948,009)		10,148,533,695
Other assets and liabilities (net)—(4.8)%		(467,745,844)
Net Assets—100.0%		$9,680,787,851

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)
All or a portion of the security was held on loan. As of June 30, 2026, the market value of securities loaned was $471,127,569 and the collateral received consisted of cash in the amount of $457,542,659 and non-cash collateral with a value of $22,218,521. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending
Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio. As such, this collateral is excluded from the Statement of Assets and
Liabilities.

(b)	Non-income producing security.
(c)	Affiliated Issuer. (See the table that follows for a summary of transactions in affiliated issuers.)
(d)	All or a portion of the security was pledged as collateral against open futures contracts. As of June 30, 2026, the market value of securities pledged was $42,399,600.
(e)	Security was valued in good faith under procedures subject to oversight by the Board of Trustees. As of June 30, 2026, these securities represent 0.0% of net assets.
(f)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(g)	The rate shown represents current yield to maturity.
(h)	Represents investment of cash collateral received from securities on loan as of June 30, 2026.
(i)	The rate shown represents the annualized seven-day yield as of June 30, 2026.
(j)
Variable or floating rate security. The stated rate represents the rate at June 30, 2026. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

Transactions in Securities of Affiliated Issuers
A summary of the Portfolio’s transactions in the securities of affiliated issuers for the six months ended June 30, 2026 is as follows:
Security Description	Market Value December 31, 2025	Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of June 30, 2026
MetLife, Inc.	$6,808,259	$(474,554)	$278,848	$176,130	$6,788,683

Security Description	Income earned from affiliates during the period	Number of shares held at June 30, 2026
MetLife, Inc.	$98,648	80,235
Investment Transactions
Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended June 30, 2026 were as follows:
Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$0	$595,061,174	$0	$1,004,172,521
The following table provides a breakdown of transactions accounted for as secured borrowings, the gross obligations by the type of collateral pledged, and the remaining contractual maturities of those transactions.
Remaining Contractual Maturity of the Agreements As of June 30, 2026
	Overnight and Continuous	Up to 30 Days	31 - 90 Days	Greater than 90 days	Total
Securities Lending Transactions
Common Stocks	$(457,542,659)	$—	$—	$—	$(457,542,659)
Gross amount of recognized liabilities for securities lending transactions					$(457,542,659)
See accompanying notes to financial statements.
BHFTII-329

Brighthouse Funds Trust II
MetLife Stock Index Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Investments in Derivative Instruments
Futures Contracts
Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
S&P 500 Index E-Mini Futures	09/18/26	147	USD	55,479,638	$1,531,809
Effects of Derivative Instruments on the Financial Statements
The following table summarizes the fair value of derivatives held by the Portfolio at June 30, 2026 by category of risk exposure:
	Asset Derivatives
Risk Exposure	Statement of Assets & Liabilities Location	Fair Value
Equity	Unrealized appreciation on futures contracts (a)	$1,531,809

(a)
Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only the current day's variation margin is reported within the Statement of Assets and
Liabilities.

The following tables summarize the effect of derivative instruments on the Statement of Operations, classified by derivative type and category of risk exposure, for the six months ended June 30, 2026:
Statement of Operations Location—Net Realized Gain (Loss)	Equity
Futures contracts	$2,040,224

Statement of Operations Location—Net Change in Unrealized Appreciation (Depreciation)	Equity
Futures contracts	$1,992,414
For the six months ended June 30, 2026, the average notional par or face amount outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par or Face Amount‡
Futures contracts long	$53,200,854

‡	Averages are based on activity levels during the period for which the amounts are outstanding.
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2026. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.
Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$9,568,787,115	$—	$—	$9,568,787,115
Total Investment Companies*	67,209,300	—	—	67,209,300
Total Rights*	—	—	339	339
Total Short-Term Investments*	—	54,953,186	—	54,953,186
Securities Lending Reinvestments
Short-Term Investment Funds	134,000,000	—	—	134,000,000
Certificates of Deposit	—	72,945,413	—	72,945,413
Commercial Paper	—	53,916,436	—	53,916,436
Repurchase Agreements	—	190,721,906	—	190,721,906
See accompanying notes to financial statements.
BHFTII-330

Brighthouse Funds Trust II
MetLife Stock Index Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Fair Value Hierarchy — (Continued)
Description	Level 1	Level 2	Level 3	Total
Time Deposit	$—	$6,000,000	$—	$6,000,000
Total Securities Lending Reinvestments	134,000,000	323,583,755	—	457,583,755
Total Investments	$9,769,996,415	$378,536,941	$339	$10,148,533,695
Collateral for Securities Loaned (Liability)	$—	$(457,542,659)	$—	$(457,542,659)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$1,531,809	$—	$—	$1,531,809

*	See Schedule of Investments for additional detailed categorizations.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended June 30, 2026 is not presented.
See accompanying notes to financial statements.
BHFTII-331

Brighthouse Funds Trust II
MetLife Stock Index Portfolio
Statement of Assets and Liabilities

June 30, 2026 (Unaudited)
Assets
Investments at value (a) (b)	$10,141,745,012
Affiliated investments at value (c)	6,788,683
Cash	580,725
Receivable for:
Investments sold	5,929,558
Fund shares sold	216,342
Dividends and interest	4,574,838
Variation margin on futures contracts	352,791
Total Assets	10,160,187,949
Liabilities
Collateral for securities loaned	457,542,659
Payable for:
Fund shares redeemed	17,512,048
Accrued Expenses:
Management fees	1,878,193
Distribution and service fees	451,671
Deferred trustees’ fees	274,970
Other expenses	1,740,557
Total Liabilities	479,400,098
Net Assets	$9,680,787,851
Net Assets Consist of:
Paid in surplus	$2,866,611,743
Distributable earnings (Accumulated losses)	6,814,176,108
Net Assets	$9,680,787,851
Net Assets
Class A	$7,402,733,232
Class B	2,084,607,206
Class D	47,315,904
Class E	135,302,000
Class G	10,829,509
Capital Shares Outstanding*
Class A	102,111,479
Class B	31,385,944
Class D	655,689
Class E	1,893,540
Class G	163,106
Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$72.50
Class B	66.42
Class D	72.16
Class E	71.45
Class G	66.40

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments, excluding affiliated investments, was $3,671,613,044.
(b)	Includes securities loaned at value $471,127,569.
(c)	Identified cost of affiliated investments was $3,334,965.
Statement of Operations

Six Months Ended June 30, 2026 (Unaudited)
Investment Income
Dividends (a)	$55,278,989
Dividends from affiliated investments	98,648
Interest	1,000,330
Securities lending income, net	313,904
Total investment income	56,691,871
Expenses
Management fees	11,555,045
Administration fees	186,157
Custodian and accounting fees	169,938
Distribution and service fees—Class B	2,530,906
Distribution and service fees—Class D	23,077
Distribution and service fees—Class E	98,175
Distribution and service fees—Class G	15,477
Audit and tax services	24,944
Legal	23,184
Trustees’ fees and expenses	39,805
Shareholder reporting	161,890
Insurance	38,819
Miscellaneous	833,021
Total expenses	15,700,438
Less management fee waiver	(606,522)
Net expenses	15,093,916
Net Investment Income	41,597,955
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	384,227,597
Affiliated investments	278,848
Futures contracts	2,040,224
Net realized gain (loss)	386,546,669
Net change in unrealized appreciation (depreciation) on:
Investments	472,276,362
Affiliated investments	176,130
Futures contracts	1,992,414
Net change in unrealized appreciation (depreciation)	474,444,906
Net realized and unrealized gain (loss)	860,991,575
Net Increase (Decrease) in Net Assets From Operations	$902,589,530

(a)	Net of foreign withholding taxes of $11,534.
See accompanying notes to financial statements.
BHFTII-332

Brighthouse Funds Trust II
MetLife Stock Index Portfolio
Statements of Changes in Net Assets
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
Increase (Decrease) in Net Assets:
From Operations
Net investment income (loss)	$41,597,955	$86,465,477
Net realized gain (loss)	386,546,669	1,027,300,755
Net change in unrealized appreciation (depreciation)	474,444,906	348,019,088
Increase (decrease) in net assets from operations	902,589,530	1,461,785,320
From Distributions to Shareholders
Class A	(840,012,129)	(643,605,178)
Class B	(252,316,722)	(209,437,807)
Class D	(5,335,676)	(4,459,177)
Class E	(15,362,942)	(12,682,308)
Class G	(1,296,494)	(1,010,340)
Total distributions	(1,114,323,963)	(871,194,810)
Increase (decrease) in net assets from capital share transactions	638,552,572	(236,128,422)
Total increase (decrease) in net assets	426,818,139	354,462,088
Net Assets
Beginning of period	9,253,969,712	8,899,507,624
End of period	$9,680,787,851	$9,253,969,712

Other Information:
Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31, 2025
	Shares	Value	Shares	Value
Class A
Sales	1,917,241	$146,146,051	6,575,255	$447,877,515
Reinvestments	11,712,383	840,012,129	9,892,487	643,605,178
Redemptions	(5,819,813)	(443,857,150)	(16,895,537)	(1,190,733,990)
Net increase (decrease)	7,809,811	$542,301,030	(427,795)	$(99,251,297)
Class B
Sales	450,254	$31,069,969	1,053,444	$66,709,156
Reinvestments	3,839,853	252,316,722	3,476,723	209,437,807
Redemptions	(2,749,240)	(193,379,502)	(6,228,431)	(406,385,445)
Net increase (decrease)	1,540,867	$90,007,189	(1,698,264)	$(130,238,482)
Class D
Sales	6,252	$468,665	4,592	$330,925
Reinvestments	74,740	5,335,676	68,814	4,459,177
Redemptions	(69,888)	(5,216,875)	(81,540)	(5,650,521)
Net increase (decrease)	11,104	$587,466	(8,134)	$(860,419)
Class E
Sales	18,991	$1,449,198	48,053	$3,258,114
Reinvestments	217,328	15,362,942	197,421	12,682,308
Redemptions	(158,305)	(11,917,234)	(310,547)	(21,519,121)
Net increase (decrease)	78,014	$4,894,906	(65,073)	$(5,578,699)
Class G
Sales	1,501	$103,842	6,094	$381,241
Reinvestments	19,737	1,296,494	16,775	1,010,340
Redemptions	(9,109)	(638,355)	(24,349)	(1,591,106)
Net increase (decrease)	12,129	$761,981	(1,480)	$(199,525)
Increase (decrease) derived from capital shares transactions		$638,552,572		$(236,128,422)
See accompanying notes to financial statements.
BHFTII-333

Brighthouse Funds Trust II
MetLife Stock Index Portfolio
Financial Highlights
Selected per share data
	Class A
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$74.35	$70.20	$60.66	$52.23	$71.87	$60.62
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.36	0.72	0.75	0.80	0.82	0.77
Net realized and unrealized gain (loss)	7.02	10.60	13.76	12.29	(14.10)	15.72
Total income (loss) from investment operations	7.38	11.32	14.51	13.09	(13.28)	16.49
Less Distributions
Distributions from net investment income	(0.75)	(0.73)	(0.84)	(0.81)	(0.80)	(1.04)
Distributions from net realized capital gains	(8.48)	(6.44)	(4.13)	(3.85)	(5.56)	(4.20)
Total distributions	(9.23)	(7.17)	(4.97)	(4.66)	(6.36)	(5.24)
Net Asset Value, End of Period	$72.50	$74.35	$70.20	$60.66	$52.23	$71.87
Total Return (%) (b)	10.06 (c)	17.59	24.67	25.94	(18.30)	28.36
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.28 (d)	0.28	0.28	0.28	0.28	0.28
Net ratio of expenses to average net assets (%) (e)	0.27 (d)	0.27	0.26	0.26	0.26	0.26
Ratio of net investment income (loss) to average net assets (%)	0.96 (d)	1.03	1.13	1.42	1.40	1.17
Portfolio turnover rate (%)	6 (c)	16	22	11	10	12
Net assets, end of period (in millions)	$7,402.7	$7,011.1	$6,650.0	$5,256.7	$4,597.2	$6,147.5

	Class B
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$68.74	$65.42	$56.83	$49.18	$68.09	$57.69
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.25	0.51	0.55	0.62	0.63	0.58
Net realized and unrealized gain (loss)	6.48	9.81	12.86	11.55	(13.35)	14.92
Total income (loss) from investment operations	6.73	10.32	13.41	12.17	(12.72)	15.50
Less Distributions
Distributions from net investment income	(0.57)	(0.56)	(0.69)	(0.67)	(0.63)	(0.90)
Distributions from net realized capital gains	(8.48)	(6.44)	(4.13)	(3.85)	(5.56)	(4.20)
Total distributions	(9.05)	(7.00)	(4.82)	(4.52)	(6.19)	(5.10)
Net Asset Value, End of Period	$66.42	$68.74	$65.42	$56.83	$49.18	$68.09
Total Return (%) (b)	9.93 (c)	17.28	24.37	25.63	(18.51)	28.04
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.53 (d)	0.53	0.53	0.53	0.53	0.53
Net ratio of expenses to average net assets (%) (e)	0.52 (d)	0.52	0.51	0.51	0.51	0.51
Ratio of net investment income (loss) to average net assets (%)	0.71 (d)	0.78	0.88	1.17	1.15	0.92
Portfolio turnover rate (%)	6 (c)	16	22	11	10	12
Net assets, end of period (in millions)	$2,084.6	$2,051.6	$2,063.5	$1,998.6	$1,803.1	$2,415.9
Please see  following page for Financial Highlights footnote legend.
See accompanying notes to financial statements.
BHFTII-334

Brighthouse Funds Trust II
MetLife Stock Index Portfolio
Financial Highlights
Selected per share data
	Class D
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$74.01	$69.91	$60.43	$52.04	$71.62	$60.43
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.32	0.65	0.68	0.74	0.75	0.70
Net realized and unrealized gain (loss)	6.98	10.55	13.71	12.25	(14.04)	15.66
Total income (loss) from investment operations	7.30	11.20	14.39	12.99	(13.29)	16.36
Less Distributions
Distributions from net investment income	(0.67)	(0.66)	(0.78)	(0.75)	(0.73)	(0.97)
Distributions from net realized capital gains	(8.48)	(6.44)	(4.13)	(3.85)	(5.56)	(4.20)
Total distributions	(9.15)	(7.10)	(4.91)	(4.60)	(6.29)	(5.17)
Net Asset Value, End of Period	$72.16	$74.01	$69.91	$60.43	$52.04	$71.62
Total Return (%) (b)	10.00 (c)	17.46	24.57	25.80	(18.38)	28.23
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.38 (d)	0.38	0.38	0.38	0.38	0.38
Net ratio of expenses to average net assets (%) (e)	0.37 (d)	0.37	0.36	0.36	0.36	0.36
Ratio of net investment income (loss) to average net assets (%)	0.86 (d)	0.93	1.03	1.32	1.29	1.07
Portfolio turnover rate (%)	6 (c)	16	22	11	10	12
Net assets, end of period (in millions)	$47.3	$47.7	$45.6	$44.6	$39.5	$55.8

	Class E
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$73.35	$69.34	$59.98	$51.68	$71.17	$60.08
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.30	0.61	0.64	0.71	0.72	0.67
Net realized and unrealized gain (loss)	6.92	10.46	13.60	12.16	(13.96)	15.57
Total income (loss) from investment operations	7.22	11.07	14.24	12.87	(13.24)	16.24
Less Distributions
Distributions from net investment income	(0.64)	(0.62)	(0.75)	(0.72)	(0.69)	(0.95)
Distributions from net realized capital gains	(8.48)	(6.44)	(4.13)	(3.85)	(5.56)	(4.20)
Total distributions	(9.12)	(7.06)	(4.88)	(4.57)	(6.25)	(5.15)
Net Asset Value, End of Period	$71.45	$73.35	$69.34	$59.98	$51.68	$71.17
Total Return (%) (b)	9.97 (c)	17.41	24.49	25.74	(18.43)	28.17
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.43 (d)	0.43	0.43	0.43	0.43	0.43
Net ratio of expenses to average net assets (%) (e)	0.42 (d)	0.42	0.41	0.41	0.41	0.41
Ratio of net investment income (loss) to average net assets (%)	0.81 (d)	0.88	0.98	1.27	1.25	1.02
Portfolio turnover rate (%)	6 (c)	16	22	11	10	12
Net assets, end of period (in millions)	$135.3	$133.2	$130.4	$127.2	$118.1	$159.6

See accompanying notes to financial statements.
BHFTII-335

Brighthouse Funds Trust II
MetLife Stock Index Portfolio
Financial Highlights
Selected per share data
	Class G
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$68.71	$65.38	$56.76	$49.11	$67.87	$57.51
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.23	0.47	0.51	0.59	0.60	0.54
Net realized and unrealized gain (loss)	6.48	9.81	12.86	11.53	(13.31)	14.89
Total income (loss) from investment operations	6.71	10.28	13.37	12.12	(12.71)	15.43
Less Distributions
Distributions from net investment income	(0.54)	(0.51)	(0.62)	(0.62)	(0.49)	(0.87)
Distributions from net realized capital gains	(8.48)	(6.44)	(4.13)	(3.85)	(5.56)	(4.20)
Total distributions	(9.02)	(6.95)	(4.75)	(4.47)	(6.05)	(5.07)
Net Asset Value, End of Period	$66.40	$68.71	$65.38	$56.76	$49.11	$67.87
Total Return (%) (b)	9.91 (c)	17.22	24.31	25.56	(18.55)	27.99
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.58 (d)	0.58	0.58	0.58	0.58	0.58
Net ratio of expenses to average net assets (%) (e)	0.57 (d)	0.57	0.56	0.56	0.56	0.56
Ratio of net investment income (loss) to average net assets (%)	0.66 (d)	0.73	0.83	1.12	1.09	0.87
Portfolio turnover rate (%)	6 (c)	16	22	11	10	12
Net assets, end of period (in millions)	$10.8	$10.4	$10.0	$12.1	$11.7	$17.2

(a)	Per share amounts based on average shares outstanding during the period.
(b)
Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

(c)	Periods less than one year are not computed on an annualized basis.
(d)	Computed on an annualized basis.
(e)	Includes the effects of management fee waivers (see Note 5 of the Notes to Financial Statements).
See accompanying notes to financial statements.
BHFTII-336

Brighthouse Funds Trust II
MFS® Total Return Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Common Stocks—57.7% of Net Assets

Security Description	Shares	Value

Aerospace & Defense — 1.9%
Boeing Co. (a)	6,045	$1,308,561
General Dynamics Corp.	10,020	3,549,485
Honeywell Aerospace, Inc. (a)	5,789	1,279,832
L3Harris Technologies, Inc.	15,110	4,390,815
		10,528,693
Automobile Components — 1.5%
Aptiv PLC (a)	65,637	4,028,799
Lear Corp. (b)	33,738	4,522,916
		8,551,715
Banks — 4.6%
Bank of America Corp.	186,035	10,600,274
JPMorgan Chase & Co.	21,754	7,120,737
PNC Financial Services Group, Inc.	24,559	6,046,917
Wells Fargo & Co.	30,800	2,545,312
		26,313,240
Beverages — 0.9%
Constellation Brands, Inc. - Class A	23,584	3,280,298
Diageo PLC	103,488	2,080,088
		5,360,386
Building Products — 1.2%
Masco Corp.	85,296	6,940,536
Capital Markets — 4.8%
Charles Schwab Corp.	153,743	14,185,867
CME Group, Inc.	3,457	763,409
Morgan Stanley	15,544	3,249,318
Northern Trust Corp.	52,261	9,085,052
		27,283,646
Chemicals — 1.5%
Axalta Coating Systems Ltd. (a)	158,142	5,411,619
PPG Industries, Inc.	23,663	2,870,086
		8,281,705
Consumer Staples Distribution & Retail — 0.9%
Albertsons Cos., Inc. - Class A	122,603	1,658,819
Target Corp.	8,208	1,072,047
U.S. Foods Holding Corp. (a)	23,222	2,374,449
		5,105,315
Containers & Packaging — 0.7%
Avery Dennison Corp.	10,177	1,652,236
Smurfit Westrock PLC	47,796	2,211,043
		3,863,279
Distributors — 0.4%
LKQ Corp.	96,379	2,537,659
Diversified Telecommunication Services — 1.0%
Comcast Corp. - Class A	222,413	5,460,239
Security Description	Shares	Value
Electric Utilities — 2.2%
Duke Energy Corp.	34,962	$4,425,490
Exelon Corp. (b)	48,832	2,276,548
PG&E Corp.	356,698	5,999,660
		12,701,698
Electrical Equipment — 0.4%
Eaton Corp. PLC	5,244	2,234,573
Energy Equipment & Services — 0.2%
SLB Ltd.	21,927	1,019,386
Entertainment — 0.4%
Warner Bros Discovery, Inc. (a)	92,015	2,453,120
Financial Services — 0.6%
Fidelity National Information Services, Inc.	61,511	2,391,548
Fiserv, Inc. (a)	20,865	1,023,428
		3,414,976
Food Products — 0.6%
J.M. Smucker Co.	14,175	1,594,688
Tyson Foods, Inc. - Class A	29,569	1,692,825
		3,287,513
Ground Transportation — 1.1%
Union Pacific Corp.	22,376	6,086,272
Health Care Equipment & Supplies — 4.5%
Becton Dickinson & Co.	61,470	9,302,255
Boston Scientific Corp. (a)	154,186	6,580,659
Medtronic PLC	125,197	9,794,161
		25,677,075
Health Care Providers & Services — 2.1%
Cigna Group	32,650	9,000,952
Humana, Inc.	6,828	2,712,218
		11,713,170
Hotels, Restaurants & Leisure — 0.3%
Airbnb, Inc. - Class A (a)	11,275	1,613,452
Household Durables — 0.3%
Mohawk Industries, Inc. (a)	12,362	1,499,881
Household Products — 0.2%
Kimberly-Clark Corp. (b)	10,457	1,147,865
Industrial Conglomerates — 0.3%
Honeywell International, Inc.	7,261	1,625,738
Insurance — 4.4%
Aon PLC - Class A	25,247	8,374,178
Chubb Ltd.	21,584	7,354,532
Principal Financial Group, Inc.	11,740	1,265,337
Travelers Cos., Inc. (b)	6,026	1,989,303
See accompanying notes to financial statements.
BHFTII-337

Brighthouse Funds Trust II
MFS® Total Return Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Insurance—(Continued)
Willis Towers Watson PLC (b)	23,462	$6,132,263
		25,115,613
IT Services — 0.9%
Accenture PLC - Class A	22,522	2,802,638
Amdocs Ltd.	18,473	933,625
Cognizant Technology Solutions Corp. - Class A	41,714	1,615,583
		5,351,846
Life Sciences Tools & Services — 1.8%
Agilent Technologies, Inc.	13,739	1,824,952
ICON PLC (a) (b)	21,745	3,777,324
Waters Corp. (a)	12,705	4,764,883
		10,367,159
Machinery — 1.1%
AGCO Corp. (b)	17,536	2,099,059
Flowserve Corp. (b)	17,430	1,292,609
Pentair PLC	18,754	1,437,682
Techtronic Industries Co. Ltd.	81,000	1,352,264
		6,181,614
Media — 1.7%
Omnicom Group, Inc.	128,511	9,359,456
Metals & Mining — 0.2%
Glencore PLC (a)	181,341	1,236,870
Multi-Utilities — 1.0%
National Grid PLC	276,585	4,579,365
Sempra	9,929	920,518
		5,499,883
Oil, Gas & Consumable Fuels — 3.4%
Chevron Corp.	16,961	2,811,456
ConocoPhillips	74,831	7,779,431
Diamondback Energy, Inc.	9,144	1,607,332
Exxon Mobil Corp.	41,306	5,647,356
Suncor Energy, Inc.	30,094	1,619,018
		19,464,593
Passenger Airlines — 0.5%
Delta Air Lines, Inc.	32,638	3,056,875
Personal Care Products — 1.7%
Kenvue, Inc.	492,665	9,414,828
Pharmaceuticals — 2.2%
Johnson & Johnson	9,290	2,359,381
Pfizer, Inc.	413,692	9,961,704
		12,321,085
Professional Services — 0.6%
Equifax, Inc.	10,561	1,676,242
Security Description	Shares/ Principal Amount*	Value
Professional Services—(Continued)
Leidos Holdings, Inc.	15,572	$1,603,449
		3,279,691
Semiconductors & Semiconductor Equipment — 1.2%
NXP Semiconductors NV	24,249	6,814,696
Software — 2.8%
Microsoft Corp.	30,482	11,370,396
Salesforce, Inc.	27,210	4,262,718
		15,633,114
Tobacco — 1.6%
Altria Group, Inc.	21,843	1,571,604
Philip Morris International, Inc.	42,110	7,618,120
		9,189,724
Total Common Stocks (Cost $266,817,158)		326,988,179

Corporate Bonds & Notes—13.5%
Aerospace/Defense — 0.2%
BAE Systems PLC
3.400%, 04/15/30 (144A)	336,000	321,441
Boeing Co.
5.805%, 05/01/50 (b)	253,000	249,955
6.528%, 05/01/34 (b)	553,000	601,616
6.858%, 05/01/54 (b)	221,000	248,376
		1,421,388
Agriculture — 0.4%
BAT International Finance PLC
4.448%, 03/16/28	1,364,000	1,360,440
Philip Morris International, Inc.
5.125%, 11/17/27	233,000	235,146
5.125%, 02/15/30	307,000	311,653
5.625%, 11/17/29	114,000	117,471
5.750%, 11/17/32 (b)	481,000	503,777
		2,528,487
Auto Manufacturers — 0.2%
Hyundai Capital America
5.250%, 06/21/33 (144A)	221,000	220,091
Stellantis Finance U.S., Inc.
2.691%, 09/15/31 (144A)	1,012,000	861,977
		1,082,068
Banks — 2.3%
Bank of America Corp.
2.572%, SOFR + 1.210%, 10/20/32 (c)	900,000	801,079
Deutsche Bank AG
2.311%, SOFR + 1.219%, 11/16/27 (c)	258,000	255,844
6.720%, SOFR + 3.180%, 01/18/29 (b) (c)	628,000	646,866
7.146%, SOFR + 2.520%, 07/13/27 (b) (c)	239,000	239,196
Goldman Sachs Group, Inc.
2.383%, SOFR + 1.248%, 07/21/32 (c)	834,000	737,100
See accompanying notes to financial statements.
BHFTII-338

Brighthouse Funds Trust II
MFS® Total Return Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value
Banks—(Continued)
Goldman Sachs Group, Inc.
2.600%, 02/07/30	623,000	$579,227
HSBC Holdings PLC
4.700%, 5Y H15 + 3.250%, 03/09/31 (c)	332,000	311,345
JPMorgan Chase & Co.
2.545%, SOFR + 1.180%, 11/08/32 (c)	1,455,000	1,293,981
2.963%, SOFR + 1.260%, 01/25/33 (c)	558,000	505,185
3.897%, 3M TSFR + 1.482%, 01/23/49 (b) (c)	323,000	251,693
5.766%, SOFR + 1.490%, 04/22/35 (c)	838,000	871,615
Mitsubishi UFJ Financial Group, Inc.
2.852%, 1Y H15 + 1.100%, 01/19/33 (c)	920,000	823,695
5.615%, 1Y H15 + 1.270%, 04/24/36 (b) (c)	217,000	222,154
Morgan Stanley
2.699%, SOFR + 1.143%, 01/22/31 (b) (c)	722,000	670,462
2.943%, SOFR + 1.290%, 01/21/33 (c)	922,000	829,054
Sumitomo Mitsui Financial Group, Inc.
2.472%, 01/14/29 (b)	1,536,000	1,457,865
UBS Group AG
2.095%, 1Y H15 + 1.000%, 02/11/32 (144A) (c)	2,090,000	1,842,544
5.699%, 1Y H15 + 1.770%, 02/08/35 (144A) (c)	439,000	450,681
		12,789,586
Beverages — 0.4%
Anheuser-Busch InBev Worldwide, Inc.
4.375%, 04/15/38	213,000	198,932
8.000%, 11/15/39	871,000	1,085,843
Diageo Capital PLC
2.375%, 10/24/29	835,000	778,080
		2,062,855
Building Materials — 0.2%
Martin Marietta Materials, Inc.
2.500%, 03/15/30	52,000	48,035
Masco Corp.
2.000%, 02/15/31 (b)	1,141,000	1,004,612
Vulcan Materials Co.
3.500%, 06/01/30	119,000	113,846
		1,166,493
Chemicals — 0.0%
RPM International, Inc.
2.950%, 01/15/32	231,000	208,120
Commercial Services — 0.5%
Ashtead Capital, Inc.
5.500%, 08/11/32 (144A)	1,117,000	1,140,919
ERAC USA Finance LLC
7.000%, 10/15/37 (144A)	201,000	228,184
Experian Finance PLC
4.250%, 02/01/29 (144A)	533,000	527,177
Global Payments, Inc.
2.900%, 11/15/31	215,000	189,379
Verisk Analytics, Inc.
4.125%, 03/15/29 (b)	574,000	566,715
Security Description	Principal Amount*	Value
Commercial Services—(Continued)
Verisk Analytics, Inc.
5.750%, 04/01/33 (b)	419,000	$434,308
		3,086,682
Cosmetics/Personal Care — 0.0%
Kenvue, Inc.
4.900%, 03/22/33	216,000	216,827
Diversified Financial Services — 1.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.450%, 10/29/26 (b)	1,534,000	1,524,627
3.650%, 07/21/27 (b)	320,000	317,489
Avolon Holdings Funding Ltd.
3.250%, 02/15/27 (144A)	599,000	593,843
Capital One Financial Corp.
3.273%, SOFR + 1.790%, 03/01/30 (b) (c)	1,286,000	1,238,430
Charles Schwab Corp.
5.853%, SOFR + 2.500%, 05/19/34 (c)	1,083,000	1,131,650
6.100%, 5Y H15 + 2.250%, 06/01/31 (c)	237,000	237,052
Intercontinental Exchange, Inc.
2.100%, 06/15/30	614,000	556,647
Jefferies Financial Group, Inc.
5.125%, 04/28/31	432,000	426,438
LPL Holdings, Inc.
4.375%, 05/15/31 (144A) (b)	1,122,000	1,078,338
		7,104,514
Electric — 1.1%
American Electric Power Co., Inc.
5.950%, 11/01/32 (b)	344,000	362,606
Brazos Securitization LLC
5.243%, 03/01/43 (144A)	448,000	440,049
Consumers Securitization Funding LLC
5.550%, 03/01/28	96,707	97,156
Duke Energy Carolinas LLC
4.950%, 01/15/33	1,154,000	1,161,530
Duke Energy Corp.
4.500%, 08/15/32 (b)	818,000	802,033
Electricite de France SA
6.900%, 05/23/53 (144A) (b)	200,000	216,637
Empire District Bondco LLC
4.943%, 01/01/35	281,947	282,688
Exelon Corp.
4.050%, 04/15/30 (b)	498,000	486,071
Georgia Power Co.
3.700%, 01/30/50	40,000	29,681
Jersey Central Power & Light Co.
2.750%, 03/01/32 (144A) (b)	256,000	229,010
5.100%, 01/15/35 (b)	176,000	175,865
Oncor Electric Delivery Co. LLC
5.750%, 03/15/29 (b)	605,000	622,049
Pacific Gas & Electric Co.
2.100%, 08/01/27	135,000	131,436
2.500%, 02/01/31	470,000	421,671
3.000%, 06/15/28	422,000	408,368
3.300%, 08/01/40 (b)	309,000	231,624
See accompanying notes to financial statements.
BHFTII-339

Brighthouse Funds Trust II
MFS® Total Return Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value
Electric—(Continued)
Virginia Power Fuel Securitization LLC
5.088%, 05/01/29	109,645	$109,848
Xcel Energy, Inc.
3.400%, 06/01/30 (b)	323,000	307,014
		6,515,336
Electronics — 0.1%
Arrow Electronics, Inc.
2.950%, 02/15/32 (b)	753,000	669,249
Environmental Control — 0.3%
Republic Services, Inc.
1.450%, 02/15/31 (b)	253,000	219,702
Waste Management, Inc.
4.875%, 02/15/34 (b)	1,541,000	1,548,053
		1,767,755
Food — 0.2%
Mars, Inc.
5.200%, 03/01/35 (144A)	1,181,000	1,185,696
Gas — 0.1%
East Ohio Gas Co.
2.000%, 06/15/30 (144A)	340,000	305,719
NiSource, Inc.
5.650%, 02/01/45	136,000	133,050
		438,769
Healthcare-Products — 0.1%
Alcon Finance Corp.
2.600%, 05/27/30 (144A)	200,000	184,704
Boston Scientific Corp.
2.650%, 06/01/30	439,000	407,561
		592,265
Healthcare-Services — 0.5%
Adventist Health System
5.430%, 03/01/32	731,000	741,769
Cigna Group
3.200%, 03/15/40	165,000	128,828
HCA, Inc.
5.125%, 06/15/39 (b)	488,000	465,170
Humana, Inc.
5.875%, 03/01/33	401,000	413,592
Northwell Healthcare, Inc.
3.979%, 11/01/46	51,000	40,320
4.260%, 11/01/47 (b)	379,000	309,276
UnitedHealth Group, Inc.
5.000%, 04/15/34	555,000	554,690
		2,653,645
Insurance — 1.2%
AIA Group Ltd.
3.375%, 04/07/30 (144A)	804,000	774,113
Aon Corp.
4.500%, 12/15/28	528,000	526,699
Security Description	Principal Amount*	Value
Insurance—(Continued)
Brown & Brown, Inc.
4.200%, 03/17/32	622,000	$591,351
5.550%, 06/23/35 (b)	151,000	150,674
Corebridge Financial, Inc.
3.900%, 04/05/32 (b)	958,000	898,958
5.750%, 01/15/34 (b)	356,000	365,681
Fairfax Financial Holdings Ltd.
5.625%, 08/16/32 (b)	1,171,000	1,200,574
6.000%, 12/07/33	24,000	25,052
Liberty Mutual Group, Inc.
3.951%, 10/15/50 (144A)	334,000	248,255
Marsh & McLennan Cos., Inc.
4.950%, 03/15/36	716,000	704,009
Sammons Financial Group, Inc.
4.750%, 04/08/32 (144A)	171,000	164,864
6.875%, 04/15/34 (144A) (b)	853,000	912,071
		6,562,301
Lodging — 0.2%
Las Vegas Sands Corp.
3.900%, 08/08/29 (b)	281,000	271,288
Marriott International, Inc.
2.750%, 10/15/33 (b)	479,000	416,224
2.850%, 04/15/31	2,000	1,838
4.625%, 06/15/30 (b)	586,000	584,535
		1,273,885
Machinery-Diversified — 0.1%
Westinghouse Air Brake Technologies Corp.
4.700%, 09/15/28	665,000	665,432
Media — 0.0%
Time Warner Cable Enterprises LLC
8.375%, 07/15/33	82,000	90,886
Mining — 0.5%
Anglo American Capital PLC
2.625%, 09/10/30 (144A) (b)	1,340,000	1,229,464
3.875%, 03/16/29 (144A) (b)	200,000	196,138
5.625%, 04/01/30 (144A) (b)	524,000	537,730
Glencore Funding LLC
2.500%, 09/01/30 (144A) (b)	469,000	427,520
2.850%, 04/27/31 (144A) (b)	194,000	176,722
		2,567,574
Oil & Gas — 0.8%
BP Capital Markets America, Inc.
2.721%, 01/12/32 (b)	1,229,000	1,104,763
Diamondback Energy, Inc.
5.400%, 04/18/34	352,000	357,045
Eni SpA
4.750%, 09/12/28 (144A) (b)	1,046,000	1,049,429
EQT Corp.
5.750%, 02/01/34	842,000	860,925
Phillips 66 Co.
2.150%, 12/15/30 (b)	846,000	758,856
See accompanying notes to financial statements.
BHFTII-340

Brighthouse Funds Trust II
MFS® Total Return Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value
Oil & Gas—(Continued)
Santos Finance Ltd.
5.750%, 11/13/35 (144A)	244,000	$245,799
		4,376,817
Pipelines — 0.6%
Enbridge, Inc.
5.625%, 04/05/34 (b)	1,106,000	1,138,665
Plains All American Pipeline LP/PAA Finance Corp.
3.800%, 09/15/30 (b)	543,000	521,022
5.700%, 09/15/34	242,000	247,225
Sabine Pass Liquefaction LLC
4.500%, 05/15/30	137,000	135,675
Spectra Energy Partners LP
3.375%, 10/15/26	220,000	219,365
Targa Resources Corp.
4.200%, 02/01/33	221,000	209,439
6.125%, 03/15/33	652,000	686,851
		3,158,242
Real Estate Investment Trusts — 1.0%
Boston Properties LP
2.550%, 04/01/32 (b)	363,000	316,141
5.750%, 01/15/35 (b)	1,334,000	1,346,704
Brixmor Operating Partnership LP
4.050%, 07/01/30	517,000	502,569
4.125%, 05/15/29	47,000	46,304
Crown Castle, Inc.
3.650%, 09/01/27	789,000	781,225
Equinix, Inc.
1.800%, 07/15/27 (b)	397,000	385,971
2.500%, 05/15/31 (b)	505,000	452,489
GLP Capital LP/GLP Financing II, Inc.
5.300%, 01/15/29	480,000	482,250
Public Storage Operating Co.
5.100%, 08/01/33 (b)	1,143,000	1,156,736
Realty Income Corp.
3.250%, 01/15/31 (b)	142,000	133,536
		5,603,925
Retail — 0.2%
Alimentation Couche-Tard, Inc.
3.439%, 05/13/41 (144A) (b)	670,000	535,260
Genuine Parts Co.
2.750%, 02/01/32 (b)	1,005,000	876,308
		1,411,568
Software — 0.4%
Fiserv, Inc.
2.650%, 06/01/30 (b)	184,000	168,224
Oracle Corp.
4.900%, 02/06/33 (b)	219,000	207,639
5.200%, 09/26/35 (b)	670,000	627,258
Roper Technologies, Inc.
2.000%, 06/30/30 (b)	394,000	353,622
Security Description	Principal Amount*	Value
Software—(Continued)
Salesforce, Inc.
5.200%, 03/15/33 (b)	358,000	$358,630
5.550%, 03/15/36 (b)	358,000	357,729
6.400%, 03/15/46	238,000	240,393
		2,313,495
Telecommunications — 0.6%
NTT Finance Corp.
5.502%, 07/16/35 (144A) (b)	200,000	201,235
Rogers Communications, Inc.
3.800%, 03/15/32 (b)	993,000	925,960
T-Mobile USA, Inc.
2.050%, 02/15/28	561,000	539,055
Verizon Communications, Inc.
3.150%, 03/22/30	289,000	274,417
4.812%, 03/15/39 (b)	535,000	497,540
Vodafone Group PLC
5.350%, 06/18/36	583,000	578,086
5.625%, 02/10/53	219,000	203,641
		3,219,934
Total Corporate Bonds & Notes (Cost $79,707,863)		76,733,794

Agency Sponsored Mortgage-Backed Securities—9.1%
Agency Collateralized Mortgage Obligations — 0.5%
Federal Home Loan Mortgage Corp. REMICS
3.000%, 07/15/39	21,842	20,807
4.500%, 12/15/40 (d)	3,258	297
5.000%, 01/15/40	30,235	30,323
5.500%, 02/15/36 (d)	9,974	1,487
Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust
3.000%, 02/25/59	85,679	75,681
3.500%, 10/25/58	79,920	75,047
Federal National Mortgage Association Connecticut Avenue Securities Trust
4.628%, SOFR30A + 1.000%, 02/25/45 (144A) (c)	162,977	163,188
Federal National Mortgage Association REMICS
2.000%, 04/25/46	32,709	30,250
3.000%, 02/25/33 (d)	34,006	2,112
3.250%, 05/25/40	15,323	14,444
4.000%, 10/25/40	21,596	21,210
4.000%, 07/25/46 (d)	61,967	10,963
5.528%, SOFR30A + 1.900%, 11/25/53 (c)	301,144	309,511
Government National Mortgage Association REMICS
3.854%, 1M TSFR + 0.214%, 09/20/41 (c)	155,183	151,082
4.000%, 07/20/41	33,567	32,530
4.339%, SOFR30A + 0.730%, 02/20/56 (c)	558,812	558,525
4.409%, SOFR30A + 0.800%, 02/20/66 (c)	425,103	423,747
4.459%, SOFR30A + 0.850%, 09/20/65 (c)	325,085	325,993
4.500%, 09/20/41	21,424	21,289
4.809%, SOFR30A + 1.200%, 12/20/53 (c)	470,898	474,812
		2,743,298
See accompanying notes to financial statements.
BHFTII-341

Brighthouse Funds Trust II
MFS® Total Return Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Agency Sponsored Mortgage-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Agency Mortgage-Backed Securities — 8.6%
Federal Home Loan Mortgage Corp.
1.500%, 03/01/51	88,481	$68,162
1.500%, 10/01/51	146,868	112,219
2.000%, 02/01/42	367,916	314,952
2.000%, 08/01/51	409,221	329,804
2.000%, 02/01/52	681,147	547,801
2.500%, 04/01/48	49,981	43,262
2.500%, 10/01/51	223,781	190,076
2.500%, 12/01/51	1,612,532	1,352,814
2.500%, 03/01/52	197,138	165,467
2.500%, 04/01/52	442,866	372,259
2.500%, 09/01/52	51,041	42,956
3.000%, 01/01/38	130,139	122,532
3.000%, 10/01/42	184,093	161,830
3.000%, 04/01/43	413,401	369,780
3.000%, 05/01/43	357,846	327,239
3.000%, 05/01/46	148,536	134,485
3.000%, 10/01/46	335,115	302,223
3.000%, 11/01/46	358,987	323,053
3.000%, 03/01/48	31,309	27,806
3.000%, 04/01/52	141,918	123,909
3.000%, 06/01/52	668,100	583,342
3.500%, 11/01/37	89,053	85,733
3.500%, 02/01/42	140,744	134,083
3.500%, 04/01/42	74,343	69,448
3.500%, 12/01/42	107,924	102,669
3.500%, 07/01/43	12,333	11,560
3.500%, 08/01/43	154,298	144,423
3.500%, 12/01/45	83,753	77,924
3.500%, 12/01/46	409,602	378,297
3.500%, 05/01/52	70,841	65,024
4.000%, 08/01/37	24,382	23,746
4.000%, 11/01/40	112,188	108,721
4.000%, 01/01/41	234,280	227,039
4.000%, 04/01/44	82,003	78,546
4.000%, 08/01/47	145,691	138,204
4.500%, 04/01/35	8,163	8,115
4.500%, 03/01/39	133,757	132,180
4.500%, 07/01/39	41,203	40,883
4.500%, 09/01/39	22,437	22,267
4.500%, 10/01/39	12,675	12,579
4.500%, 12/01/39	21,151	20,990
4.500%, 05/01/42	38,091	37,784
4.500%, 10/01/52	396,680	382,068
5.000%, 09/01/33	29,560	29,564
5.000%, 03/01/34	9,765	9,833
5.000%, 04/01/34	5,774	5,816
5.000%, 08/01/35	6,950	6,968
5.000%, 10/01/35	17,738	17,756
5.000%, 11/01/35	15,348	15,559
5.000%, 12/01/36	9,335	9,451
5.000%, 07/01/39	65,125	64,999
5.000%, 08/01/52	408,165	404,984
5.000%, 02/01/53	588,824	583,695
5.000%, 09/01/53	79,410	78,357
5.000%, 04/01/55	44,603	44,017
Security Description	Principal Amount*	Value

Agency Mortgage-Backed Securities—(Continued)
Federal Home Loan Mortgage Corp.
5.500%, 12/01/33	38,569	$39,227
5.500%, 01/01/34	27,888	28,477
5.500%, 04/01/34	3,363	3,445
5.500%, 11/01/34	3,227	3,304
5.500%, 05/01/35	2,716	2,789
5.500%, 09/01/35	5,159	5,274
5.500%, 10/01/35	12,975	13,327
5.500%, 03/01/53	385,266	387,010
5.500%, 04/01/53	142,444	144,925
6.000%, 04/01/34	25,413	26,579
6.000%, 07/01/34	4,899	5,055
6.000%, 08/01/34	41,404	43,087
6.000%, 09/01/34	1,594	1,666
6.000%, 07/01/35	7,521	7,725
6.000%, 08/01/35	8,736	8,977
6.000%, 11/01/35	8,586	8,719
6.000%, 03/01/36	5,190	5,483
6.000%, 10/01/36	3,884	4,056
6.000%, 05/01/37	20,455	21,386
6.000%, 06/01/37	5,279	5,501
6.000%, 12/01/52	68,246	70,105
6.000%, 02/01/55	365,698	376,715
6.500%, 05/01/34	2,525	2,548
6.500%, 06/01/34	13,438	13,597
6.500%, 08/01/34	2,877	3,028
6.500%, 10/01/34	12,308	12,298
6.500%, 11/01/34	28,069	28,231
6.500%, 05/01/37	11,866	12,330
6.500%, 07/01/37	9,982	10,305
6.500%, 09/01/54	142,465	147,656
6.500%, 11/01/54	175,710	181,926
Federal Home Loan Mortgage Corp. Multifamily Structured Pass- Through Certificates
0.324%, 11/25/27 (c) (d)	5,207,000	13,704
0.379%, 12/25/27 (c) (d)	3,235,000	11,838
0.402%, 11/25/27 (c) (d)	3,401,425	10,763
0.406%, 09/25/27 (c) (d)	3,341,000	14,431
0.406%, 01/25/31 (c) (d)	1,545,609	17,055
0.417%, 12/25/27 (c) (d)	3,579,000	16,509
0.420%, 11/25/32 (c) (d)	2,507,179	32,536
0.441%, 11/25/31 (c) (d)	2,325,421	38,179
0.445%, 11/25/27 (c) (d)	3,092,387	10,899
0.456%, 08/25/27 (c) (d)	3,107,000	12,765
0.480%, 12/25/27 (c) (d)	5,144,767	25,273
0.532%, 08/25/27 (c) (d)	1,908,575	7,915
0.595%, 12/25/31 (c) (d)	2,074,891	47,987
0.602%, 03/25/31 (c) (d)	1,242,349	24,170
0.603%, 08/25/31 (c) (d)	480,257	10,554
0.632%, 09/25/31 (c) (d)	1,578,796	39,344
0.664%, 12/25/31 (c) (d)	3,517,256	91,407
0.694%, 07/25/27 (c) (d)	3,562,415	15,104
0.771%, 06/25/27 (c) (d)	4,356,000	30,289
0.827%, 03/25/31 (c) (d)	539,591	17,113
0.854%, 06/25/27 (c) (d)	1,303,885	5,905
0.870%, 01/25/31 (c) (d)	658,188	21,621
See accompanying notes to financial statements.
BHFTII-342

Brighthouse Funds Trust II
MFS® Total Return Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Agency Sponsored Mortgage-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Agency Mortgage-Backed Securities—(Continued)
Federal Home Loan Mortgage Corp. Multifamily Structured Pass- Through Certificates
0.954%, 09/25/31 (c) (d)	453,515	$17,662
1.025%, 01/25/31 (c) (d)	441,180	16,586
1.039%, 07/25/31 (c) (d)	361,575	15,531
1.170%, 11/25/30 (c) (d)	400,945	16,997
1.208%, 07/25/29 (c) (d)	245,466	7,031
1.257%, 08/25/29 (c) (d)	1,534,281	47,709
1.261%, 09/25/30 (c) (d)	229,735	10,108
1.322%, 05/25/31 (c) (d)	240,722	12,458
1.435%, 06/25/30 (c) (d)	396,103	18,771
1.701%, 08/25/30 (c) (d)	357,560	20,771
1.769%, 05/25/30 (c) (d)	384,386	22,938
1.908%, 05/25/30 (c) (d)	1,002,928	63,071
1.913%, 04/25/30 (c) (d)	300,000	18,436
1.954%, 04/25/30 (c) (d)	808,011	50,440
Federal National Mortgage Association
1.500%, 02/01/42	26,478	22,108
2.000%, 02/01/42	532,275	455,676
2.000%, 03/01/42	333,681	285,657
2.000%, 04/01/42	569,501	487,510
2.000%, 08/01/50	184,398	148,717
2.000%, 02/01/51	60,546	49,254
2.000%, 04/01/51	154,173	124,114
2.000%, 10/01/51	62,076	49,799
2.000%, 12/01/51	55,673	44,693
2.000%, 02/01/52	324,092	259,908
2.000%, 04/01/52	87,749	70,295
2.500%, 11/01/31	9,509	9,165
2.500%, 07/01/37	170,955	160,236
2.500%, 03/01/42	253,401	225,183
2.500%, 04/01/42	400,163	355,595
2.500%, 01/01/50	392,860	332,484
2.500%, 02/01/50	142,779	122,147
2.500%, 03/01/50	208,098	177,064
2.500%, 06/01/50	27,439	23,523
2.500%, 07/01/50	162,085	138,503
2.500%, 10/01/50	263,363	225,021
2.500%, 02/01/51	244,803	204,853
2.500%, 05/01/51	470,260	393,619
2.500%, 06/01/51	815,266	682,108
2.500%, 08/01/51	97,281	82,933
2.500%, 10/01/51	38,455	32,337
2.500%, 12/01/51	868,399	734,394
2.500%, 01/01/52	738,809	627,534
2.500%, 02/01/52	215,440	181,011
2.500%, 03/01/52	481,941	408,584
2.500%, 04/01/52	576,215	485,030
2.500%, 06/01/52	19,717	16,563
2.500%, 07/01/52	550,736	460,259
3.000%, 11/01/28	12,421	12,175
3.000%, 09/01/30	11,660	11,373
3.000%, 08/01/33	9,444	9,073
3.000%, 10/01/33	252,293	242,374
3.000%, 12/01/33	16,063	15,458
3.000%, 07/01/37	38,299	36,075
Security Description	Principal Amount*	Value

Agency Mortgage-Backed Securities—(Continued)
Federal National Mortgage Association
3.000%, 11/01/37	69,252	$65,229
3.000%, 09/01/46	64,634	58,152
3.000%, 04/01/51	20,037	17,490
3.000%, 06/01/51	86,229	76,604
3.000%, 12/01/51	516,769	456,058
3.000%, 01/01/52	230,141	203,835
3.000%, 03/01/52	922,420	804,203
3.000%, 05/01/52	832,382	727,689
3.000%, 07/01/52	319,416	278,911
3.000%, 08/01/52	279,617	244,106
3.000%, 09/01/52	18,618	16,284
3.500%, 04/01/38	64,981	62,081
3.500%, 11/01/41	11,255	10,633
3.500%, 01/01/42	154,225	145,220
3.500%, 01/01/43	66,930	62,481
3.500%, 04/01/43	215,428	201,113
3.500%, 05/01/43	184,007	172,135
3.500%, 07/01/43	265,827	248,652
3.500%, 08/01/43	104,194	97,461
3.500%, 09/01/43	377,589	353,194
3.500%, 02/01/45	293,196	273,039
3.500%, 09/01/45	257,837	239,224
3.500%, 10/01/45	215,739	200,949
3.500%, 01/01/46	73,096	68,059
3.500%, 05/01/46	82,500	76,397
3.500%, 07/01/46	266,317	246,622
3.500%, 05/01/52	172,750	156,998
4.000%, 09/01/40	174,338	169,055
4.000%, 11/01/40	52,586	50,896
4.000%, 12/01/40	118,677	114,828
4.000%, 02/01/41	66,397	64,402
4.000%, 06/01/41	121,621	117,717
4.000%, 11/01/41	53,033	51,241
4.000%, 01/01/42	381,968	369,058
4.000%, 04/01/42	38,018	36,874
4.000%, 10/01/42	47,356	45,515
4.000%, 12/01/42	47,974	46,105
4.000%, 01/01/43	56,618	54,541
4.000%, 04/01/43	12,514	11,990
4.000%, 05/01/43	109,536	105,272
4.000%, 06/01/43	48,782	47,112
4.000%, 07/01/43	42,261	40,458
4.000%, 04/01/44	28,810	27,824
4.000%, 05/01/44	96,534	93,499
4.000%, 11/01/44	36,288	34,747
4.000%, 06/01/47	126,156	118,774
4.500%, 08/01/33	26,593	26,349
4.500%, 03/01/34	75,413	74,712
4.500%, 07/01/38	149,489	147,773
4.500%, 01/01/40	27,036	26,793
4.500%, 08/01/40	5,675	5,613
4.500%, 02/01/41	33,654	33,358
4.500%, 04/01/41	105,115	104,180
4.500%, 11/01/42	25,128	24,833
4.500%, 01/01/43	61,919	61,255
See accompanying notes to financial statements.
BHFTII-343

Brighthouse Funds Trust II
MFS® Total Return Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Agency Sponsored Mortgage-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Agency Mortgage-Backed Securities—(Continued)
Federal National Mortgage Association
4.500%, 04/01/44	399,308	$395,153
4.500%, 06/01/44	35,730	35,354
4.500%, 09/01/52	332,351	321,037
5.000%, 11/01/33	14,842	14,776
5.000%, 03/01/34	13,237	13,176
5.000%, 05/01/34	4,533	4,541
5.000%, 08/01/34	5,419	5,452
5.000%, 09/01/34	21,393	21,523
5.000%, 06/01/35	12,928	13,025
5.000%, 07/01/35	44,064	44,388
5.000%, 08/01/35	14,778	14,890
5.000%, 09/01/35	10,588	10,707
5.000%, 10/01/35	38,877	39,171
5.000%, 07/01/39	15,330	15,516
5.000%, 10/01/39	23,983	23,765
5.000%, 11/01/39	11,911	12,092
5.000%, 11/01/40	21,643	21,951
5.000%, 03/01/41	16,793	17,012
5.000%, 02/01/53	381,316	378,006
5.500%, 02/01/33	1,101	1,116
5.500%, 05/01/33	479	486
5.500%, 06/01/33	32,669	33,087
5.500%, 07/01/33	24,241	24,547
5.500%, 11/01/33	15,475	15,674
5.500%, 01/01/34	9,340	9,470
5.500%, 02/01/34	20,509	20,957
5.500%, 03/01/34	7,745	7,941
5.500%, 04/01/34	10,633	10,910
5.500%, 05/01/34	30,836	31,549
5.500%, 06/01/34	62,600	63,604
5.500%, 07/01/34	16,469	16,731
5.500%, 09/01/34	92,404	94,117
5.500%, 10/01/34	69,455	70,575
5.500%, 11/01/34	126,816	129,025
5.500%, 12/01/34	36,712	37,272
5.500%, 01/01/35	65,981	67,138
5.500%, 04/01/35	16,958	17,176
5.500%, 09/01/35	44,405	45,209
5.500%, 11/01/52	1,041,624	1,050,961
5.500%, 11/01/53	405,920	409,435
5.500%, 01/01/55	202,704	203,514
5.500%, 05/01/55	62,483	62,728
6.000%, 02/01/32	21,787	22,213
6.000%, 03/01/34	5,771	5,995
6.000%, 04/01/34	60,429	62,957
6.000%, 06/01/34	53,392	55,588
6.000%, 07/01/34	23,375	24,368
6.000%, 08/01/34	47,992	49,997
6.000%, 10/01/34	20,296	21,127
6.000%, 11/01/34	5,877	6,131
6.000%, 12/01/34	2,941	3,037
6.000%, 08/01/35	4,145	4,292
6.000%, 09/01/35	10,676	10,956
6.000%, 10/01/35	21,133	21,871
6.000%, 12/01/35	22,245	23,010
Security Description	Principal Amount*	Value

Agency Mortgage-Backed Securities—(Continued)
Federal National Mortgage Association
6.000%, 02/01/36	20,066	$21,045
6.000%, 04/01/36	13,226	13,927
6.000%, 06/01/36	2,199	2,311
6.000%, 07/01/37	14,607	15,225
6.000%, 02/01/54	137,506	140,737
6.000%, 03/01/54	384,394	393,626
6.000%, 04/01/54	381,068	390,023
6.500%, 06/01/31	3,737	3,856
6.500%, 09/01/31	7,307	7,581
6.500%, 02/01/32	3,007	3,091
6.500%, 07/01/32	12,841	13,266
6.500%, 08/01/32	8,792	8,987
6.500%, 01/01/33	6,853	7,119
6.500%, 04/01/34	19,870	20,262
6.500%, 06/01/34	5,377	5,648
6.500%, 04/01/36	8,112	8,565
6.500%, 05/01/36	12,151	12,828
6.500%, 02/01/37	29,290	30,766
6.500%, 07/01/37	6,802	7,106
6.500%, 12/01/53	56,367	58,279
Government National Mortgage Association
2.000%, 11/20/50	292,543	239,608
2.000%, 01/20/52	922,672	755,800
2.500%, 08/20/51	206,126	176,003
2.500%, 09/20/51	838,050	715,586
2.500%, 02/20/52	822,734	702,557
3.000%, 04/20/45	60,404	54,788
3.000%, 04/20/46	27,463	24,761
3.000%, 08/20/46	30,287	27,307
3.000%, 09/20/46	68,453	61,750
3.000%, 11/20/47	323,259	290,340
3.000%, 01/20/48	459,673	412,862
3.000%, 02/20/48	27,143	24,370
3.000%, 04/20/48	9,357	8,405
3.000%, 11/20/51	127,768	113,472
3.000%, 05/20/52	284,471	252,625
3.000%, 06/20/52	624,656	554,715
3.000%, 11/20/52	343,625	305,383
3.500%, 12/15/41	156,945	144,468
3.500%, 02/15/42	23,414	21,855
3.500%, 06/20/43	156,043	144,650
3.500%, 07/20/43	194,547	180,346
3.500%, 11/20/47	26,428	24,221
3.500%, 03/20/48	305,662	281,186
4.000%, 01/20/41	165,970	159,140
4.000%, 02/20/41	41,398	39,281
4.000%, 04/20/41	32,891	31,209
4.000%, 02/20/42	43,662	41,388
4.000%, 07/20/52	162,440	153,037
4.000%, 09/20/52	74,092	69,799
4.000%, 10/20/52	448,574	422,586
4.500%, 07/20/33	1,862	1,829
4.500%, 09/15/33	12,258	12,172
4.500%, 09/20/33	1,547	1,518
4.500%, 12/20/34	1,241	1,235
See accompanying notes to financial statements.
BHFTII-344

Brighthouse Funds Trust II
MFS® Total Return Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Agency Sponsored Mortgage-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Agency Mortgage-Backed Securities—(Continued)
Government National Mortgage Association
4.500%, 03/20/35	6,603	$6,562
4.500%, 11/15/39	35,114	34,620
4.500%, 03/15/40	64,765	64,259
4.500%, 04/15/40	60,242	59,542
4.500%, 06/15/40	19,718	19,622
4.500%, 01/20/41	46,434	46,100
4.500%, 09/20/52	1,114,908	1,081,370
4.500%, 11/20/52	498,435	482,636
4.500%, 12/20/52	546,836	529,119
5.000%, 07/20/33	5,755	5,724
5.000%, 03/15/34	4,474	4,511
5.000%, 06/15/34	12,108	12,209
5.000%, 12/15/34	1,892	1,868
5.000%, 06/15/35	4,580	4,523
5.000%, 01/20/53	34,736	34,534
5.000%, 03/20/53	392,946	389,546
5.000%, 05/20/53	1,090,869	1,083,253
5.500%, 11/15/32	6,855	6,930
5.500%, 08/15/33	20,259	20,337
5.500%, 12/15/33	23,073	23,128
5.500%, 09/15/34	16,296	16,364
5.500%, 10/15/35	5,373	5,444
5.500%, 02/20/53	369,711	374,544
5.500%, 05/20/54	436,477	439,454
5.500%, 03/20/55	483,992	487,499
6.000%, 12/15/28	2,830	2,858
6.000%, 12/15/31	3,355	3,408
6.000%, 10/15/32	29,682	30,689
6.000%, 01/15/33	139	143
6.000%, 02/15/33	639	657
6.000%, 04/15/33	27,865	28,713
6.000%, 08/15/33	99	100
6.000%, 07/15/34	13,496	13,953
6.000%, 09/15/34	10,074	10,484
6.000%, 01/20/35	8,299	8,593
6.000%, 02/20/35	4,287	4,474
6.000%, 04/20/35	7,807	7,733
6.000%, 01/15/38	34,738	35,939
Uniform Mortgage-Backed Security, TBA
1.500%, TBA (e)	850,000	648,623
2.500%, TBA (e)	1,075,000	897,625
5.500%, TBA (e)	700,000	702,297
6.000%, TBA (e)	1,350,000	1,377,914
		48,896,572
Total Agency Sponsored Mortgage-Backed Securities (Cost $56,242,412)		51,639,870

U.S. Treasury & Government Agencies—8.6%
U.S. Treasury — 8.6%
U.S. Treasury Bonds
1.875%, 11/15/51	650,000	357,246
2.250%, 08/15/46 (f)	11,800,000	7,696,273
2.250%, 02/15/52	2,200,000	1,324,555
Security Description	Principal Amount*	Value

U.S. Treasury—(Continued)
U.S. Treasury Bonds
2.500%, 02/15/45	68,000	$47,690
2.875%, 05/15/43	2,550,000	1,957,125
2.875%, 11/15/46	2,439,000	1,781,423
4.000%, 11/15/42	900,000	812,145
4.000%, 11/15/52 (b)	1,100,000	941,188
4.125%, 08/15/53	1,100,000	960,867
4.250%, 02/15/54	5,320,000	4,746,853
4.500%, 02/15/44	1,400,000	1,333,281
4.500%, 11/15/54	4,100,000	3,816,684
4.750%, 11/15/53	3,200,000	3,095,750
4.750%, 08/15/55	350,000	339,596
U.S. Treasury Notes
4.000%, 11/15/35 (b)	2,450,000	2,369,992
4.250%, 06/30/29	7,200,000	7,216,312
4.250%, 11/15/34	7,000,000	6,931,641
4.500%, 05/31/29	3,110,000	3,138,184
Total U.S. Treasury & Government Agencies (Cost $53,379,512)		48,866,805

Non-Agency Mortgage-Backed Securities—4.3%
Collateralized Mortgage Obligations — 1.6%
Angel Oak Mortgage Trust
4.960%, 09/25/70 (144A) (c)	183,471	181,751
5.138%, 09/25/69 (144A) (g)	297,914	296,841
5.348%, 10/25/69 (144A) (g)	562,863	562,297
5.512%, 06/25/71 (144A) (c)	843,187	842,026
5.653%, 10/25/69 (144A) (g)	485,030	486,077
Aspire Mortgage Trust
5.459%, 05/25/66 (144A) (g)	944,848	943,372
COLT Mortgage Loan Trust
5.123%, 08/25/69 (144A) (g)	342,116	340,648
JP Morgan Mortgage Trust
4.745%, 06/25/66 (144A) (c)	122,979	121,143
Morgan Stanley Residential Mortgage Loan Trust
4.809%, 12/25/70 (144A) (c)	198,413	195,670
5.152%, 07/25/70 (144A) (c)	542,390	539,095
5.241%, 11/25/70 (144A) (g)	193,116	190,937
New Residential Mortgage Loan Trust
5.293%, 05/25/66 (144A) (c)	308,518	306,829
OBX Trust
5.021%, 10/25/65 (144A) (c)	245,229	243,242
5.078%, SOFR30A + 1.450%, 05/25/56 (144A) (c)	530,129	530,917
5.297%, 05/25/66 (144A) (c)	168,730	168,059
5.316%, 10/25/64 (144A) (g)	192,533	192,377
5.441%, 05/25/65 (144A) (c)	236,100	236,178
5.547%, 12/25/64 (144A) (c)	264,632	264,971
PMT Loan Trust
4.778%, SOFR30A + 1.150%, 01/25/57 (144A) (c)	768,563	770,242
4.978%, SOFR30A + 1.350%, 05/25/57 (144A) (c)	249,706	250,390
5.078%, SOFR30A + 1.450%, 03/25/57 (144A) (c)	340,836	340,824
Rate Mortgage Trust
5.178%, SOFR30A + 1.550%, 11/25/55 (144A) (c)	735,248	739,670
Verus Securitization Trust
4.935%, 10/27/70 (144A) (c)	123,086	122,133
See accompanying notes to financial statements.
BHFTII-345

Brighthouse Funds Trust II
MFS® Total Return Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Non-Agency Mortgage-Backed Securities—(Continued)
Asset-Backed Securities—4.2%
Security Description	Principal Amount*	Value

Collateralized Mortgage Obligations—(Continued)
Verus Securitization Trust
5.364%, 10/25/69 (144A) (c)	121,590	$121,546
		8,987,235
Commercial Mortgage-Backed Securities — 2.7%
ACRES Commercial Realty Issuer LLC
5.087%, 1M TSFR + 1.450%, 08/18/44 (144A) (c)	1,147,500	1,148,117
Arbor Realty Commercial Real Estate Notes LLC
5.139%, 1M TSFR + 1.500%, 09/20/43 (144A) (c)	226,662	227,448
5.389%, 1M TSFR + 1.750%, 09/20/43 (144A) (c)	100,000	100,343
ARDN Mortgage Trust
5.375%, 1M TSFR + 1.750%, 06/15/35 (144A) (c)	1,112,000	1,112,347
AREIT Trust
5.456%, SOFR30A + 1.850%, 01/20/37 (144A) (c)	892,000	891,995
Bank
5.586%, 06/15/36	177,227	183,768
5.745%, 08/15/56	533,187	552,066
Bank5
5.225%, 11/15/58	524,095	530,152
BDS LLC
4.989%, 1M TSFR + 1.350%, 05/19/43 (144A) (c)	1,252,676	1,252,846
Benchmark Mortgage Trust
5.184%, 10/15/58	505,432	510,345
6.363%, 07/15/56 (c)	38,197	39,143
BX Commercial Mortgage Trust
5.005%, 1M TSFR + 1.380%, 08/15/42 (144A) (c)	466,003	467,022
5.005%, 1M TSFR + 1.380%, 04/15/43 (144A) (c)	287,654	288,552
BX Trust
5.025%, 1M TSFR + 1.400%, 05/15/43 (144A) (c)	467,000	467,438
5.180%, 1M TSFR + 1.550%, 07/15/43 (144A) (c)	90,088	90,088
BXMT Ltd.
5.301%, 1M TSFR + 1.664%, 05/15/38 (144A) (c)	1,532,500	1,529,614
Dwight Issuer LLC
5.299%, 1M TSFR + 1.662%, 06/18/42 (144A) (c)	638,500	640,495
ELM Trust
6.195%, 06/10/39 (144A) (c)	668,793	669,454
MF1 LLC
5.237%, 1M TSFR + 1.600%, 11/18/43 (144A) (c)	1,171,678	1,172,052
MF1 Trust
5.178%, 1M TSFR + 1.541%, 11/18/39 (144A) (c)	1,364,066	1,367,038
Morgan Stanley Bank of America Merrill Lynch Trust
3.536%, 11/15/52	519,442	511,484
MSWF Commercial Mortgage Trust
6.014%, 12/15/56 (c)	591,406	624,435
MTN Commercial Mortgage Trust
5.153%, 05/15/43 (144A) (c)	100,000	99,812
PLYM Commercial Mortgage Trust
4.875%, 1M TSFR + 1.250%, 03/15/43 (144A) (c)	593,000	593,369
PRM Trust
4.630%, 07/05/33 (144A) (c)	366,561	362,534
		15,431,957
Total Non-Agency Mortgage-Backed Securities (Cost $24,439,204)		24,419,192

Security Description	Principal Amount*	Value

Asset-Backed - Automobile — 0.4%
AmeriCredit Automobile Receivables Trust
4.220%, 03/19/29 (144A)	113,645	$113,590
ARI Fleet Lease Trust
6.050%, 07/15/32 (144A)	16,335	16,389
AutoNation Finance Trust
3.950%, 01/11/29 (144A)	242,066	241,724
Chesapeake IV Funding DAC
4.260%, 12/15/28 (144A)	195,000	194,828
CPS Auto Receivables Trust
4.350%, 02/15/30 (144A)	165,451	165,372
Credit Acceptance Auto Loan Trust
6.390%, 08/15/33 (144A)	666	667
Enterprise Fleet Financing LLC
4.000%, 10/20/28 (144A)	516,000	513,871
4.690%, 07/20/27 (144A)	72,236	72,333
6.400%, 03/20/30 (144A)	90,535	91,127
Hyundai Auto Lease Securitization Trust
4.580%, 09/15/27 (144A)	217,648	217,896
Santander Drive Auto Receivables Trust
4.040%, 03/15/29	357,089	356,546
Stellantis Financial Underwritten Enhanced Lease Trust
4.630%, 07/20/27 (144A)	219,105	219,351
		2,203,694
Asset-Backed - Home Equity — 0.0%
Bayview Financial Revolving Asset Trust
5.367%, 1M TSFR + 1.714%, 12/28/40 (144A) (c)	56,265	149,413
GMACM Home Equity Loan Trust
5.805%, 10/25/36 (c)	13,760	13,670
Home Equity Loan Trust
3.417%, 12/25/35 (c)	20,344	253
		163,336
Asset-Backed - Other — 3.8%
Arbor Realty Commercial Real Estate Notes Ltd.
5.693%, SOFR30A + 2.100%, 01/15/37 (144A) (c)	1,466,500	1,466,500
BDS LLC
5.039%, 1M TSFR + 1.400%, 06/19/43 (144A) (c)	937,757	937,607
Business Jet Securities LLC
5.464%, 06/15/41 (144A)	264,000	264,493
6.197%, 05/15/39 (144A)	173,500	175,960
Dell Equipment Finance Trust
4.240%, 07/24/28 (144A)	285,000	284,710
Dryden 55 CLO Ltd.
4.955%, 3M TSFR + 1.282%, 04/15/31 (144A) (c)	151,859	151,814
Dryden 86 CLO Ltd.
5.280%, 3M TSFR + 1.600%, 07/17/34 (144A) (c)	1,450,285	1,450,990
LoanCore Issuer Ltd.
5.640%, 1M TSFR + 2.014%, 11/15/38 (144A) (c)	3,913,500	3,919,268
MF1 LLC
5.187%, 1M TSFR + 1.550%, 02/18/41 (144A) (c)	625,350	625,582
5.337%, 1M TSFR + 1.700%, 02/18/43 (144A) (c)	1,180,000	1,183,737
MF1 Ltd.
5.589%, 1M TSFR + 1.950%, 02/19/37 (144A) (c)	650,507	651,288
Neuberger Berman CLO XX Ltd.
4.823%, 3M TSFR + 1.150%, 04/15/39 (144A) (c)	600,000	598,950
See accompanying notes to financial statements.
BHFTII-346

Brighthouse Funds Trust II
MFS® Total Return Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Asset-Backed Securities—(Continued)
Security Description	Principal Amount*/ Shares	Value

Asset-Backed - Other—(Continued)
Oaktree CLO Ltd.
Zero Coupon, 3M TSFR + 1.600%, 07/20/37 (144A) (c)	734,324	$734,299
OCP CLO Ltd.
5.317%, 3M TSFR + 1.650%, 01/26/38 (144A) (c)	4,041,128	4,048,212
Palmer Square Loan Funding Ltd.
4.800%, 3M TSFR + 1.150%, 08/08/32 (144A) (c)	1,329,638	1,328,206
Parallel Ltd.
5.475%, 3M TSFR + 1.800%, 07/20/36 (144A) (c)	523,330	523,538
Starwood Ltd.
5.393%, SOFR30A + 1.800%, 11/15/38 (144A) (c)	1,331,775	1,330,955
TRTX Issuer Ltd.
5.087%, 1M TSFR + 1.450%, 06/18/43 (144A) (c)	1,276,419	1,278,735
Voya Ltd.
5.385%, 3M TSFR + 1.712%, 10/15/30 (144A) (c)	429,177	429,475
		21,384,319
Total Asset-Backed Securities (Cost $23,659,531)		23,751,349

Convertible Preferred Stocks—0.7%
Aerospace & Defense — 0.3%
Boeing Co., 6.000%, 10/15/27	26,353	1,773,557
Interactive Media & Services — 0.4%
Alphabet, Inc. - Series A, 6.250%, 05/15/29 (b)	20,556	1,046,095
Alphabet, Inc. - Series B, 6.250%, 05/15/29	20,556	1,033,966
		2,080,061
Total Convertible Preferred Stocks (Cost $3,373,250)		3,853,618

Preferred Stocks—0.6%
Household Products — 0.6%
Henkel AG & Co. KGaA (Cost $3,182,490)	38,066	3,198,999

Municipals—0.5%
Massachusetts Educational Financing Authority
6.352%, 07/01/49	780,000	814,542
New Jersey Turnpike Authority
7.414%, 01/01/40	1,050,000	1,225,391
Rhode Island Student Loan Authority
6.081%, 12/01/42	490,000	502,559
State Board of Administration Finance Corp.
2.154%, 07/01/30	314,000	287,700
Total Municipals (Cost $2,663,355)		2,830,192

Short-Term Investments—1.3%
Discount Note—1.3%
Federal Home Loan Mortgage Corp.
3.661%, 07/01/26 (h)	7,149,000	7,148,283
Security Description	Principal Amount*/ Shares	Value
Repurchase Agreement—0.0%
Fixed Income Clearing Corp.
Repurchase Agreement dated 06/30/26 at 2.500%, due on 07/01/26, with a maturity value of $7,026; collateralized by U.S. Treasury Note at 4.000%, maturing 12/15/27, with a market value of $7,234	7,025	$7,025
Total Short-Term Investments (Cost $7,156,025)		7,155,308

Securities Lending Reinvestments (i)—1.4%
Short-Term Investment Funds—1.2%
Allspring Government Money Market Fund, Select Class 3.570% (j)	1,000,000	1,000,000
BlackRock Liquidity Funds FedFund, Institutional Shares 3.540% (j)	1,000,000	1,000,000
Fidelity Investments Money Market Government Portfolio, Class I 3.530% (j)	1,000,000	1,000,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 3.530% (j)	1,000,000	1,000,000
Invesco STIT-Government & Agency Portfolio, Institutional Class 3.570% (j)	1,000,000	1,000,000
RBC BlueBay U.S. Government Money Market Fund, Institutional Shares 3.550% (j)	1,000,000	1,000,000
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.580% (j)	1,000,000	1,000,000
		7,000,000

Repurchase Agreements—0.2%
Bank of Montreal
Repurchase Agreement dated 06/30/26 at 3.750%, due on 07/01/26 with a maturity value of $200,021; collateralized by various Common Stock with an aggregate market value of $222,917	200,000	200,000
Bank of Nova Scotia
Repurchase Agreement dated 06/30/26 at 3.770%, due on 07/01/26 with a maturity value of $500,052; collateralized by various Common Stock with an aggregate market value of $555,905	500,000	500,000
Barclays Capital, Inc.
Repurchase Agreement dated 06/30/26 at 3.680%, due on 07/01/26 with a maturity value of $100,010; collateralized by U.S. Treasury Obligations with rates ranging from 3.500% - 4.625%, maturity dates ranging from 01/31/28 - 05/31/31, and an aggregate market value of $102,000	100,000	100,000
HSBC Bank PLC
Repurchase Agreement dated 06/30/26 at 3.820%, due on 07/01/26 with a maturity value of $100,011; collateralized by various Common Stock with an aggregate market value of $111,222	100,000	100,000
Jefferies LLC
Repurchase Agreement dated 06/30/26 at 3.690%, due on 07/01/26 with a maturity value of $126,065; collateralized by U.S. Government Agency Obligations with rates ranging from 4.628% - 6.500%, maturity dates ranging from 07/25/55 - 06/20/56, and an aggregate market value of $128,574	126,052	126,052
See accompanying notes to financial statements.
BHFTII-347

Brighthouse Funds Trust II
MFS® Total Return Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Securities Lending Reinvestments (i)—(Continued)
Security Description	Principal Amount*	Value
Repurchase Agreements—(Continued)
NBC Global Finance Ltd.
Repurchase Agreement dated 06/30/26 at 3.780%, due on 07/01/26 with a maturity value of $10,001; collateralized by various Common Stock with an aggregate market value of $11,153	10,000	$10,000
Societe Generale
Repurchase Agreement dated 06/30/26 at 3.630%, due on 07/01/26 with a maturity value of $100,010; collateralized by U.S. Treasury Obligations with rates ranging from 0.625% - 1.625%, maturity dates ranging from 12/31/27 - 11/15/50, and an aggregate market value of $102,000	100,000	100,000
		1,136,052
Total Securities Lending Reinvestments (Cost $8,136,052)		8,136,052
Total Investments—101.9% (Cost $528,756,852)		577,573,358
Other assets and liabilities (net)—(1.9)%		(10,870,993)
Net Assets—100.0%		$566,702,365

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)
All or a portion of the security was held on loan. As of June 30, 2026, the market value of securities loaned was $44,232,532 and the collateral received consisted of cash in the amount of $8,136,052 and non-cash collateral with a value of $38,191,299. The cash collateral investments are disclosed in the Schedule of Investments and categorized as

Securities Lending Reinvestments. The non-cash collateral received consists of U.S.
government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio. As such, this collateral is excluded from the Statement of Assets and Liabilities.

(c)
Variable or floating rate security. The stated rate represents the rate at June 30, 2026.
Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

(d)	Interest only security.
(e)
TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement date.

(f)	All or a portion of the security was pledged as collateral against open futures contracts. As of June 30, 2026, the market value of securities pledged was $347,637.
(g)	Security is a “step up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(h)	The rate shown represents current yield to maturity.
(i)	Represents investment of cash collateral received from securities on loan as of June 30, 2026.
(j)	The rate shown represents the annualized seven-day yield as of June 30, 2026.
(144A)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2026, the market value of 144A securities was
$61,537,477, which is 10.9% of net assets.

Investment Transactions
Aggregate cost of purchases and proceeds of sales of investment securities, including mortgage dollar roll and TBA transactions but excluding short-term securities, for the six months ended June 30, 2026 were as follows:
Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$54,684,030	$79,227,754	$63 ,175,782	$96,391,121
Purchases and sales of mortgage dollar rolls and TBA transactions for the six months ended June 30, 2026 were as follows:
Purchases	Sales
$38,443,955	$37,824,718
The following table provides a breakdown of transactions accounted for as secured borrowings, the gross obligations by the type of collateral pledged, and the remaining contractual maturities of those transactions.
Remaining Contractual Maturity of the Agreements As of June 30, 2026
	Overnight and Continuous	Up to 30 Days	31 - 90 Days	Greater than 90 days	Total
Securities Lending Transactions
Common Stocks	$(5,471,505)	$—	$—	$—	$(5,471,505)
Corporate Bonds & Notes	(2,664,547)	—	—	—	(2,664,547)
Total Borrowings	$(8,136,052)	$—	$—	$—	$(8,136,052)
Gross amount of recognized liabilities for securities lending transactions					$(8,136,052)
See accompanying notes to financial statements.
BHFTII-348

Brighthouse Funds Trust II
MFS® Total Return Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Investments in Derivative Instruments
Futures Contracts
Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
U.S. Treasury Note 2 Year Futures	09/30/26	119	USD	24,529,804	$(5,797)
U.S. Treasury Note 5 Year Futures	09/30/26	50	USD	5,352,344	18,378
U.S. Treasury Note Ultra 10 Year Futures	09/21/26	25	USD	2,811,719	35,846
U.S. Treasury Ultra Long Bond Futures	09/21/26	8	USD	929,250	26,929
Net Unrealized Appreciation					$75,356
Effects of Derivative Instruments on the Financial Statements
The following table summarizes the fair value of derivatives held by the Portfolio at June 30, 2026 by category of risk exposure:
	Asset Derivatives		Liability Derivatives
Risk Exposure	Statement of Assets & Liabilities Location	Fair Value	Statement of Assets & Liabilities Location	Fair Value
Interest Rate	Unrealized appreciation on futures contracts (a)	$81,153	Unrealized depreciation on futures contracts (a)	$5,797

(a)
Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only the current day's variation margin is reported within the Statement of Assets and
Liabilities.

The following tables summarize the effect of derivative instruments on the Statement of Operations, classified by derivative type and category of risk exposure, for the six months ended June 30, 2026:
Statement of Operations Location—Net Realized Gain (Loss)	Interest Rate
Futures contracts	$(588,753)

Statement of Operations Location—Net Change in Unrealized Appreciation (Depreciation)	Interest Rate
Futures contracts	$134,450
For the six months ended June 30, 2026, the average notional par or face amount outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par or Face Amount‡
Futures contracts long	$29,575,018

‡	Averages are based on activity levels during the period for which the amounts are outstanding.
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2026. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.
Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$10,528,693	$—	$—	$10,528,693
Automobile Components	8,551,715	—	—	8,551,715
Banks	26,313,240	—	—	26,313,240
Beverages	3,280,298	2,080,088	—	5,360,386
Building Products	6,940,536	—	—	6,940,536
Capital Markets	27,283,646	—	—	27,283,646
Chemicals	8,281,705	—	—	8,281,705
Consumer Staples Distribution & Retail	5,105,315	—	—	5,105,315
Containers & Packaging	3,863,279	—	—	3,863,279
See accompanying notes to financial statements.
BHFTII-349

Brighthouse Funds Trust II
MFS® Total Return Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Fair Value Hierarchy — (Continued)
Description	Level 1	Level 2	Level 3	Total
Distributors	$2,537,659	$—	$—	$2,537,659
Diversified Telecommunication Services	5,460,239	—	—	5,460,239
Electric Utilities	12,701,698	—	—	12,701,698
Electrical Equipment	2,234,573	—	—	2,234,573
Energy Equipment & Services	1,019,386	—	—	1,019,386
Entertainment	2,453,120	—	—	2,453,120
Financial Services	3,414,976	—	—	3,414,976
Food Products	3,287,513	—	—	3,287,513
Ground Transportation	6,086,272	—	—	6,086,272
Health Care Equipment & Supplies	25,677,075	—	—	25,677,075
Health Care Providers & Services	11,713,170	—	—	11,713,170
Hotels, Restaurants & Leisure	1,613,452	—	—	1,613,452
Household Durables	1,499,881	—	—	1,499,881
Household Products	1,147,865	—	—	1,147,865
Industrial Conglomerates	1,625,738	—	—	1,625,738
Insurance	25,115,613	—	—	25,115,613
IT Services	5,351,846	—	—	5,351,846
Life Sciences Tools & Services	10,367,159	—	—	10,367,159
Machinery	4,829,350	1,352,264	—	6,181,614
Media	9,359,456	—	—	9,359,456
Metals & Mining	—	1,236,870	—	1,236,870
Multi-Utilities	920,518	4,579,365	—	5,499,883
Oil, Gas & Consumable Fuels	19,464,593	—	—	19,464,593
Passenger Airlines	3,056,875	—	—	3,056,875
Personal Care Products	9,414,828	—	—	9,414,828
Pharmaceuticals	12,321,085	—	—	12,321,085
Professional Services	3,279,691	—	—	3,279,691
Semiconductors & Semiconductor Equipment	6,814,696	—	—	6,814,696
Software	15,633,114	—	—	15,633,114
Tobacco	9,189,724	—	—	9,189,724
Total Common Stocks	317,739,592	9,248,587	—	326,988,179
Total Corporate Bonds & Notes*	—	76,733,794	—	76,733,794
Total Agency Sponsored Mortgage-Backed Securities*	—	51,639,870	—	51,639,870
Total U.S. Treasury & Government Agencies*	—	48,866,805	—	48,866,805
Total Non-Agency Mortgage-Backed Securities*	—	24,419,192	—	24,419,192
Total Asset-Backed Securities*	—	23,751,349	—	23,751,349
Total Convertible Preferred Stocks*	3,853,618	—	—	3,853,618
Total Preferred Stocks*	—	3,198,999	—	3,198,999
Total Municipals*	—	2,830,192	—	2,830,192
Total Short-Term Investments*	—	7,155,308	—	7,155,308
Securities Lending Reinvestments
Short-Term Investment Funds	7,000,000	—	—	7,000,000
Repurchase Agreements	—	1,136,052	—	1,136,052
Total Securities Lending Reinvestments	7,000,000	1,136,052	—	8,136,052
Total Investments	$328,593,210	$248,980,148	$—	$577,573,358
Collateral for Securities Loaned (Liability)	$—	$(8,136,052)	$—	$(8,136,052)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$81,153	$—	$—	$81,153
Futures Contracts (Unrealized Depreciation)	(5,797)	—	—	(5,797)
Total Futures Contracts	$75,356	$—	$—	$75,356

*	See Schedule of Investments for additional detailed categorizations.
See accompanying notes to financial statements.
BHFTII-350

Brighthouse Funds Trust II
MFS® Total Return Portfolio
Statement of Assets and Liabilities

June 30, 2026 (Unaudited)
Assets
Investments at value (a) (b)	$577,573,358
Cash denominated in foreign currencies (c)	8
Receivable for:
Investments sold	1,445,981
TBA securities sold	460,550
Fund shares sold	455,900
Dividends and interest	2,488,901
Total Assets	582,424,698
Liabilities
Collateral for securities loaned	8,136,052
Payable for:
Investments purchased	2,515,373
TBA securities purchased	4,064,237
Fund shares redeemed	114,805
Variation margin on futures contracts	39,040
Accrued Expenses:
Management fees	256,572
Distribution and service fees	71,274
Deferred trustees’ fees	259,305
Other expenses	265,675
Total Liabilities	15,722,333
Net Assets	$566,702,365
Net Assets Consist of:
Paid in surplus	$484,943,328
Distributable earnings (Accumulated losses)	81,759,037
Net Assets	$566,702,365
Net Assets
Class A	$159,475,943
Class B	122,630,205
Class E	16,967,046
Class F	267,629,171
Capital Shares Outstanding*
Class A	1,122,068
Class B	885,920
Class E	120,593
Class F	1,914,647
Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$142.13
Class B	138.42
Class E	140.70
Class F	139.78

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments was $528,756,852.
(b)	Includes securities loaned at value of $44,232,532.
(c)	Identified cost of cash denominated in foreign currencies was $8.
Statement of Operations

Six Months Ended June 30, 2026 (Unaudited)
Investment Income
Dividends (a)	$4,147,436
Interest	5,284,362
Securities lending income, net	18,500
Other income	5,458
Total investment income	9,455,756
Expenses
Management fees	1,640,122
Administration fees	26,733
Custodian and accounting fees	47,802
Distribution and service fees—Class B	157,863
Distribution and service fees—Class E	12,879
Distribution and service fees—Class F	270,743
Audit and tax services	35,343
Legal	23,184
Trustees’ fees and expenses	39,804
Shareholder reporting	32,097
Insurance	2,500
Miscellaneous	10,506
Total expenses	2,299,576
Less management fee waiver	(61,645)
Net expenses	2,237,931
Net Investment Income	7,217,825
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	29,909,923
Futures contracts	(588,753)
Foreign currency transactions	(12,975)
Net realized gain (loss)	29,308,195
Net change in unrealized appreciation (depreciation) on:
Investments	(17,686,516)
Futures contracts	134,450
Foreign currency transactions	(6,328)
Net change in unrealized appreciation (depreciation)	(17,558,394)
Net realized and unrealized gain (loss)	11,749,801
Net Increase (Decrease) in Net Assets From Operations	$18,967,626

(a)	Net of foreign withholding taxes of $40,297.
See accompanying notes to financial statements.
BHFTII-351

Brighthouse Funds Trust II
MFS® Total Return Portfolio
Statements of Changes in Net Assets
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
Increase (Decrease) in Net Assets:
From Operations
Net investment income (loss)	$7,217,825	$14,329,275
Net realized gain (loss)	29,308,195	37,897,668
Net change in unrealized appreciation (depreciation)	(17,558,394)	8,351,650
Increase (decrease) in net assets from operations	18,967,626	60,578,593
From Distributions to Shareholders
Class A	(14,907,690)	(15,178,865)
Class B	(11,433,300)	(12,785,288)
Class E	(1,568,168)	(1,740,129)
Class F	(24,955,911)	(26,307,039)
Total distributions	(52,865,069)	(56,011,321)
Increase (decrease) in net assets from capital share transactions	19,512,401	(17,429,825)
Total increase (decrease) in net assets	(14,385,042)	(12,862,553)
Net Assets
Beginning of period	581,087,407	593,949,960
End of period	$566,702,365	$581,087,407

Other Information:
Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31, 2025
	Shares	Value	Shares	Value
Class A
Sales	15,262	$2,343,290	33,218	$4,989,380
Reinvestments	105,213	14,907,690	107,545	15,178,865
Redemptions	(52,328)	(8,103,944)	(129,216)	(19,372,781)
Net increase (decrease)	68,147	$9,147,036	11,547	$795,464
Class B
Sales	13,234	$1,975,897	25,369	$3,690,429
Reinvestments	82,844	11,433,300	92,788	12,785,288
Redemptions	(90,215)	(13,640,782)	(171,123)	(25,046,149)
Net increase (decrease)	5,863	$(231,585)	(52,966)	$(8,570,432)
Class E
Sales	2,534	$381,498	3,146	$463,118
Reinvestments	11,180	1,568,168	12,443	1,740,129
Redemptions	(9,133)	(1,401,045)	(22,148)	(3,280,816)
Net increase (decrease)	4,581	$548,621	(6,559)	$(1,077,569)
Class F
Sales	58,318	$9,036,198	47,917	$7,087,310
Reinvestments	179,075	24,955,911	189,218	26,307,039
Redemptions	(156,181)	(23,943,780)	(284,372)	(41,971,637)
Net increase (decrease)	81,212	$10,048,329	(47,237)	$(8,577,288)
Increase (decrease) derived from capital shares transactions		$19,512,401		$(17,429,825)
See accompanying notes to financial statements.
BHFTII-352

Brighthouse Funds Trust II
MFS® Total Return Portfolio
Financial Highlights
Selected per share data
	Class A
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$151.69	$151.19	$151.38	$147.81	$186.11	$176.57
Income (Loss) from Investment Operations
Net investment income (loss) (a)	2.05	3.91	3.86	3.72	3.11	2.70
Net realized and unrealized gain (loss)	3.04	11.76	7.48	10.89	(21.88)	21.69
Total income (loss) from investment operations	5.09	15.67	11.34	14.61	(18.77)	24.39
Less Distributions
Distributions from net investment income	(4.29)	(4.45)	(4.08)	(3.35)	(3.10)	(3.57)
Distributions from net realized capital gains	(10.36)	(10.72)	(7.45)	(7.69)	(16.43)	(11.28)
Total distributions	(14.65)	(15.17)	(11.53)	(11.04)	(19.53)	(14.85)
Net Asset Value, End of Period	$142.13	$151.69	$151.19	$151.38	$147.81	$186.11
Total Return (%) (b)	3.38 (c)	11.11	7.78	10.40	(9.63)	14.22
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.65 (d)	0.64	0.64	0.64	0.63	0.62
Net ratio of expenses to average net assets (%) (e)	0.63 (d)	0.62	0.62	0.62	0.60	0.59
Ratio of net investment income (loss) to average net assets (%)	2.67 (d)	2.61	2.53	2.55	1.96	1.47
Portfolio turnover rate (%)	23 (c)	33	34	32	62	92
Portfolio turnover rate excluding mortgage dollar roll and TBA transactions (%)	17 (c)	20	28	22	30	29
Net assets, end of period (in millions)	$159.5	$159.9	$157.6	$159.7	$158.6	$188.2

	Class B
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$147.88	$147.71	$148.12	$144.80	$182.66	$173.56
Income (Loss) from Investment Operations
Net investment income (loss) (a)	1.81	3.44	3.40	3.28	2.66	2.20
Net realized and unrealized gain (loss)	2.96	11.48	7.32	10.67	(21.48)	21.32
Total income (loss) from investment operations	4.77	14.92	10.72	13.95	(18.82)	23.52
Less Distributions
Distributions from net investment income	(3.87)	(4.03)	(3.68)	(2.94)	(2.61)	(3.14)
Distributions from net realized capital gains	(10.36)	(10.72)	(7.45)	(7.69)	(16.43)	(11.28)
Total distributions	(14.23)	(14.75)	(11.13)	(10.63)	(19.04)	(14.42)
Net Asset Value, End of Period	$138.42	$147.88	$147.71	$148.12	$144.80	$182.66
Total Return (%) (b)	3.25 (c)	10.83	7.52	10.13	(9.87)	13.93
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.90 (d)	0.89	0.89	0.89	0.88	0.87
Net ratio of expenses to average net assets (%) (e)	0.88 (d)	0.87	0.87	0.87	0.85	0.84
Ratio of net investment income (loss) to average net assets (%)	2.42 (d)	2.36	2.28	2.29	1.70	1.22
Portfolio turnover rate (%)	23 (c)	33	34	32	62	92
Portfolio turnover rate excluding mortgage dollar roll and TBA transactions (%)	17 (c)	20	28	22	30	29
Net assets, end of period (in millions)	$122.6	$130.1	$137.8	$151.2	$154.9	$196.7
Please see  following page for Financial Highlights footnote legend.
See accompanying notes to financial statements.
BHFTII-353

Brighthouse Funds Trust II
MFS® Total Return Portfolio
Financial Highlights
Selected per share data
	Class E
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$150.17	$149.80	$150.08	$146.61	$184.72	$175.35
Income (Loss) from Investment Operations
Net investment income (loss) (a)	1.91	3.65	3.60	3.46	2.85	2.41
Net realized and unrealized gain (loss)	3.02	11.64	7.41	10.80	(21.71)	21.55
Total income (loss) from investment operations	4.93	15.29	11.01	14.26	(18.86)	23.96
Less Distributions
Distributions from net investment income	(4.04)	(4.20)	(3.84)	(3.10)	(2.82)	(3.31)
Distributions from net realized capital gains	(10.36)	(10.72)	(7.45)	(7.69)	(16.43)	(11.28)
Total distributions	(14.40)	(14.92)	(11.29)	(10.79)	(19.25)	(14.59)
Net Asset Value, End of Period	$140.70	$150.17	$149.80	$150.08	$146.61	$184.72
Total Return (%) (b)	3.31 (c)	10.94	7.62	10.24	(9.77)	14.05
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.80 (d)	0.79	0.79	0.79	0.78	0.77
Net ratio of expenses to average net assets (%) (e)	0.78 (d)	0.77	0.77	0.77	0.75	0.74
Ratio of net investment income (loss) to average net assets (%)	2.52 (d)	2.46	2.38	2.39	1.81	1.32
Portfolio turnover rate (%)	23 (c)	33	34	32	62	92
Portfolio turnover rate excluding mortgage dollar roll and TBA transactions (%)	17 (c)	20	28	22	30	29
Net assets, end of period (in millions)	$17.0	$17.4	$18.4	$19.6	$20.7	$23.6

	Class F
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$149.26	$148.97	$149.31	$145.89	$183.89	$174.64
Income (Loss) from Investment Operations
Net investment income (loss) (a)	1.86	3.55	3.50	3.38	2.76	2.31
Net realized and unrealized gain (loss)	2.99	11.59	7.38	10.75	(21.62)	21.45
Total income (loss) from investment operations	4.85	15.14	10.88	14.13	(18.86)	23.76
Less Distributions
Distributions from net investment income	(3.97)	(4.13)	(3.77)	(3.02)	(2.71)	(3.23)
Distributions from net realized capital gains	(10.36)	(10.72)	(7.45)	(7.69)	(16.43)	(11.28)
Total distributions	(14.33)	(14.85)	(11.22)	(10.71)	(19.14)	(14.51)
Net Asset Value, End of Period	$139.78	$149.26	$148.97	$149.31	$145.89	$183.89
Total Return (%) (b)	3.28 (c)	10.89	7.57	10.19	(9.82)	13.99
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.85 (d)	0.84	0.84	0.84	0.83	0.82
Net ratio of expenses to average net assets (%) (e)	0.83 (d)	0.82	0.82	0.82	0.80	0.79
Ratio of net investment income (loss) to average net assets (%)	2.47 (d)	2.41	2.33	2.35	1.76	1.27
Portfolio turnover rate (%)	23 (c)	33	34	32	62	92
Portfolio turnover rate excluding mortgage dollar roll and TBA transactions (%)	17 (c)	20	28	22	30	29
Net assets, end of period (in millions)	$267.6	$273.7	$280.2	$290.4	$294.3	$366.2

(a)	Per share amounts based on average shares outstanding during the period.
(b)
Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

(c)	Periods less than one year are not computed on an annualized basis.
(d)	Computed on an annualized basis.
(e)	Includes the effects of management fee waivers (see Note 5 of the Notes to Financial Statements).
See accompanying notes to financial statements.
BHFTII-354

Brighthouse Funds Trust II
MFS® Value Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Common Stocks—98.7% of Net Assets

Security Description	Shares	Value

Aerospace & Defense — 7.3%
Boeing Co. (a)	221,995	$48,055,258
General Dynamics Corp.	110,759	39,235,268
Honeywell Aerospace, Inc. (a)	116,260	25,702,761
Northrop Grumman Corp.	39,235	19,982,778
RTX Corp.	300,328	56,981,231
		189,957,296
Banks — 8.4%
Citigroup, Inc.	330,216	46,217,031
JPMorgan Chase & Co.	319,513	104,586,190
PNC Financial Services Group, Inc.	143,697	35,381,076
Wells Fargo & Co.	391,291	32,336,288
		218,520,585
Beverages — 1.5%
Coca-Cola Europacific Partners PLC	169,537	16,965,567
PepsiCo, Inc.	169,487	22,948,540
		39,914,107
Biotechnology — 1.3%
AbbVie, Inc.	134,100	33,744,924
Broadline Retail — 5.2%
Amazon.com, Inc. (a)	560,538	133,598,627
Building Products — 0.3%
Trane Technologies PLC	15,882	7,800,603
Capital Markets — 6.5%
ARES Management Corp. - Class A	78,508	8,738,725
Blackrock, Inc.	32,372	31,127,620
KKR & Co., Inc.	300,361	27,567,133
Morgan Stanley	278,716	58,262,793
Nasdaq, Inc.	528,583	41,662,912
		167,359,183
Construction Materials — 0.9%
CRH PLC	228,644	24,464,908
Consumer Finance — 1.7%
American Express Co. (b)	131,344	44,427,108
Electric Utilities — 6.5%
American Electric Power Co., Inc. (b)	92,031	12,590,761
Duke Energy Corp.	350,928	44,420,466
NextEra Energy, Inc.	202,967	17,814,414
PG&E Corp.	1,645,426	27,676,065
Southern Co.	363,481	34,788,767
Xcel Energy, Inc.	398,620	32,009,186
		169,299,659
Electrical Equipment — 1.3%
Eaton Corp. PLC	77,452	33,003,846
Ground Transportation — 1.7%
Union Pacific Corp.	160,537	43,666,064
Security Description	Shares	Value
Health Care Equipment & Supplies — 1.5%
Abbott Laboratories	305,497	$27,720,798
Medline, Inc. - Class A (a) (b)	307,395	12,123,659
		39,844,457
Health Care Providers & Services — 6.6%
Cigna Group	240,723	66,362,517
Elevance Health, Inc.	64,857	25,082,148
Humana, Inc.	64,327	25,551,971
McKesson Corp.	73,346	55,420,237
		172,416,873
Hotels, Restaurants & Leisure — 1.7%
Marriott International, Inc. - Class A	116,343	43,115,552
Household Products — 1.3%
Kimberly-Clark Corp. (b)	202,703	22,250,709
Reckitt Benckiser Group PLC	186,234	12,141,158
		34,391,867
Industrial Conglomerates — 1.0%
Honeywell International, Inc.	116,260	26,030,614
Industrial REITs — 1.5%
Prologis, Inc.	284,357	38,521,843
Insurance — 8.5%
Aon PLC - Class A	112,235	37,227,227
Chubb Ltd. (b)	128,953	43,939,445
Marsh & McLennan Cos., Inc.	223,503	37,251,245
Progressive Corp.	238,848	52,176,346
Travelers Cos., Inc. (b)	148,093	48,888,461
		219,482,724
Interactive Media & Services — 0.8%
Alphabet, Inc. - Class A	61,430	21,953,239
IT Services — 0.1%
Accenture PLC - Class A	25,091	3,122,324
Machinery — 3.1%
Caterpillar, Inc.	23,178	24,682,252
Illinois Tool Works, Inc.	92,931	25,135,048
PACCAR, Inc.	252,192	30,293,303
		80,110,603
Multi-Utilities — 1.4%
Dominion Energy, Inc.	550,204	37,573,431
Oil, Gas & Consumable Fuels — 5.6%
Chevron Corp.	202,721	33,603,033
ConocoPhillips	398,346	41,412,050
EOG Resources, Inc.	134,976	17,510,436
Exxon Mobil Corp.	381,336	52,136,258
		144,661,777
See accompanying notes to financial statements.
BHFTII-355

Brighthouse Funds Trust II
MFS® Value Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Common Stocks—(Continued)
Securities Lending Reinvestments (d)—1.5%
Security Description	Shares/ Principal Amount*	Value
Personal Care Products — 0.2%
Kenvue, Inc.	327,741	$6,263,130
Pharmaceuticals — 3.3%
Johnson & Johnson	270,208	68,624,726
Pfizer, Inc.	695,743	16,753,491
		85,378,217
Professional Services — 0.8%
Equifax, Inc.	126,738	20,115,855
Semiconductors & Semiconductor Equipment — 8.5%
Analog Devices, Inc.	146,252	58,086,907
KLA Corp.	278,867	84,136,963
NXP Semiconductors NV	141,103	39,654,176
Texas Instruments, Inc.	128,877	38,414,367
		220,292,413
Software — 3.8%
Microsoft Corp.	235,284	87,765,638
Salesforce, Inc.	64,911	10,168,957
		97,934,595
Specialty Retail — 1.5%
Lowe's Cos., Inc.	171,464	37,806,097
Technology Hardware, Storage & Peripherals — 3.4%
Apple, Inc.	257,262	74,441,332
Seagate Technology Holdings PLC	13,564	13,089,260
		87,530,592
Tobacco — 0.9%
Philip Morris International, Inc.	131,646	23,816,078
Trading Companies & Distributors — 0.6%
WW Grainger, Inc.	11,622	15,810,569
Total Common Stocks (Cost $1,784,920,348)		2,561,929,760

Short-Term Investments—0.6%
Discount Note—0.6%
Federal Home Loan Mortgage Corp.
3.660%, 07/01/26 (c)	16,048,000	16,046,391
Repurchase Agreement—0.0%
Fixed Income Clearing Corp.
Repurchase Agreement dated 06/30/26 at 2.500%, due on 07/01/26, with a maturity value of $266,401; collateralized by U.S. Treasury Note at 4.000%, maturing 12/15/27, with a market value of $271,890	266,382	266,382
Total Short-Term Investments (Cost $16,314,382)		16,312,773

Security Description	Shares/ Principal Amount*	Value

Short-Term Investment Funds—0.3%
Allspring Government Money Market Fund, Select Class 3.570% (e)	1,000,000	$1,000,000
BlackRock Liquidity Funds FedFund, Institutional Shares 3.540% (e)	1,000,000	1,000,000
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class 3.520% (e)	1,000,000	1,000,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 3.530% (e)	1,000,000	1,000,000
Invesco STIT-Government & Agency Portfolio, Institutional Class 3.570% (e)	1,000,000	1,000,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares 3.560% (e)	1,000,000	1,000,000
RBC BlueBay U.S. Government Money Market Fund, Institutional Shares 3.550% (e)	1,000,000	1,000,000
		7,000,000

Repurchase Agreements—1.2%
Bank of Montreal
Repurchase Agreement dated 06/30/26 at 3.750%, due on 07/01/26 with a maturity value of $500,052; collateralized by various Common Stock with an aggregate market value of $557,293	500,000	500,000
Barclays Capital, Inc.
Repurchase Agreement dated 06/30/26 at 3.680%, due on 07/01/26 with a maturity value of $400,041; collateralized by U.S. Treasury Obligations with rates ranging from 3.500% - 4.625%, maturity dates ranging from 01/31/28 - 05/31/31, and an aggregate market value of $408,000	400,000	400,000
CF Secured LLC
Repurchase Agreement dated 06/30/26 at 3.620%, due on 07/01/26 with a maturity value of $8,249,488; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.625%, maturity dates ranging from 07/31/26 - 02/15/56, and an aggregate market value of $8,414,478	8,248,659	8,248,659
Citigroup Global Markets, Inc.
Repurchase Agreement dated 06/30/26 at 3.630%, due on 07/01/26 with a maturity value of $1,000,101; collateralized by U.S. Treasury Obligations with rates ranging from 0.625% - 4.375%, maturity dates ranging from 11/30/28 - 05/15/42, and an aggregate market value of $1,020,000	1,000,000	1,000,000
Deutsche Bank Securities, Inc.
Repurchase Agreement dated 06/30/26 at 3.640%, due on 07/01/26 with a maturity value of $8,249,493; collateralized by U.S. Treasury Obligations with zero coupon, maturity dates ranging from 08/15/36 - 05/15/56, and an aggregate market value of $8,413,632	8,248,659	8,248,659
HSBC Bank PLC
Repurchase Agreement dated 06/30/26 at 3.820%, due on 07/01/26 with a maturity value of $500,053; collateralized by various Common Stock with an aggregate market value of $556,112	500,000	500,000
ING Financial Markets LLC
Repurchase Agreement dated 06/30/26 at 3.630%, due on 07/01/26 with a maturity value of $2,848,214; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.625%, maturity dates ranging from 08/06/26 - 05/15/54, and an aggregate market value of $2,904,886	2,847,927	2,847,927
See accompanying notes to financial statements.
BHFTII-356

Brighthouse Funds Trust II
MFS® Value Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Securities Lending Reinvestments (d)—(Continued)
Security Description	Principal Amount*	Value
Repurchase Agreements—(Continued)
Jefferies LLC
Repurchase Agreement dated 06/30/26 at 3.690%, due on 07/01/26 with a maturity value of $8,249,504; collateralized by U.S. Government Agency Obligations with rates ranging from 4.628% - 6.500%, maturity dates ranging from 07/25/55 - 06/20/56, and an aggregate market value of $8,413,667	8,248,659	$8,248,659
Societe Generale
Repurchase Agreement dated 06/30/26 at 3.630%, due on 07/01/26 with a maturity value of $500,050; collateralized by U.S. Treasury Obligations with rates ranging from 0.625% - 1.625%, maturity dates ranging from 12/31/27 - 11/15/50, and an aggregate market value of $510,000	500,000	500,000
		30,493,904
Total Securities Lending Reinvestments (Cost $37,493,904)		37,493,904
Total Investments—100.8% (Cost $1,838,728,634)		2,615,736,437
Other assets and liabilities (net)—(0.8)%		(21,073,319)
Net Assets—100.0%		$2,594,663,118

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of June 30, 2026, the market value of securities loaned was $115,069,739 and the collateral received consisted of cash in the amount of $37,493,904 and non-cash collateral with a value of $81,967,445. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending
Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio. As such, this collateral is excluded from the Statement of Assets and
Liabilities.

(c)	The rate shown represents current yield to maturity.
(d)	Represents investment of cash collateral received from securities on loan as of June 30, 2026.
(e)	The rate shown represents the annualized seven-day yield as of June 30, 2026.
Investment Transactions
Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended June 30, 2026 were as follows:
Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$0	$480,434,622	$0	$659,831,280
The Portfolio engaged in security transactions with other accounts managed by Massachusetts Financial Services Company, the subadviser to the Portfolio, that amounted to $91,590,446 in purchases of investments,which are included above.
The following table provides a breakdown of transactions accounted for as secured borrowings, the gross obligations by the type of collateral pledged, and the remaining contractual maturities of those transactions.
Remaining Contractual Maturity of the Agreements As of June 30, 2026
	Overnight and Continuous	Up to 30 Days	31 - 90 Days	Greater than 90 days	Total
Securities Lending Transactions
Common Stocks	$(37,493,904)	$—	$—	$—	$(37,493,904)
Gross amount of recognized liabilities for securities lending transactions					$(37,493,904)
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2026. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.
Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$189,957,296	$—	$—	$189,957,296
See accompanying notes to financial statements.
BHFTII-357

Brighthouse Funds Trust II
MFS® Value Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Fair Value Hierarchy — (Continued)
Description	Level 1	Level 2	Level 3	Total
Banks	$218,520,585	$—	$—	$218,520,585
Beverages	39,914,107	—	—	39,914,107
Biotechnology	33,744,924	—	—	33,744,924
Broadline Retail	133,598,627	—	—	133,598,627
Building Products	7,800,603	—	—	7,800,603
Capital Markets	167,359,183	—	—	167,359,183
Construction Materials	24,464,908	—	—	24,464,908
Consumer Finance	44,427,108	—	—	44,427,108
Electric Utilities	169,299,659	—	—	169,299,659
Electrical Equipment	33,003,846	—	—	33,003,846
Ground Transportation	43,666,064	—	—	43,666,064
Health Care Equipment & Supplies	39,844,457	—	—	39,844,457
Health Care Providers & Services	172,416,873	—	—	172,416,873
Hotels, Restaurants & Leisure	43,115,552	—	—	43,115,552
Household Products	22,250,709	12,141,158	—	34,391,867
Industrial Conglomerates	26,030,614	—	—	26,030,614
Industrial REITs	38,521,843	—	—	38,521,843
Insurance	219,482,724	—	—	219,482,724
Interactive Media & Services	21,953,239	—	—	21,953,239
IT Services	3,122,324	—	—	3,122,324
Machinery	80,110,603	—	—	80,110,603
Multi-Utilities	37,573,431	—	—	37,573,431
Oil, Gas & Consumable Fuels	144,661,777	—	—	144,661,777
Personal Care Products	6,263,130	—	—	6,263,130
Pharmaceuticals	85,378,217	—	—	85,378,217
Professional Services	20,115,855	—	—	20,115,855
Semiconductors & Semiconductor Equipment	220,292,413	—	—	220,292,413
Software	97,934,595	—	—	97,934,595
Specialty Retail	37,806,097	—	—	37,806,097
Technology Hardware, Storage & Peripherals	87,530,592	—	—	87,530,592
Tobacco	23,816,078	—	—	23,816,078
Trading Companies & Distributors	15,810,569	—	—	15,810,569
Total Common Stocks	2,549,788,602	12,141,158	—	2,561,929,760
Total Short-Term Investments*	—	16,312,773	—	16,312,773
Securities Lending Reinvestments
Short-Term Investment Funds	7,000,000	—	—	7,000,000
Repurchase Agreements	—	30,493,904	—	30,493,904
Total Securities Lending Reinvestments	7,000,000	30,493,904	—	37,493,904
Total Investments	$2,556,788,602	$58,947,835	$—	$2,615,736,437
Collateral for Securities Loaned (Liability)	$—	$(37,493,904)	$—	$(37,493,904)

*	See Schedule of Investments for additional detailed categorizations.
See accompanying notes to financial statements.
BHFTII-358

Brighthouse Funds Trust II
MFS® Value Portfolio
Statement of Assets and Liabilities

June 30, 2026 (Unaudited)
Assets
Investments at value (a) (b)	$2,615,736,437
Cash	17,922
Cash denominated in foreign currencies (c)	23
Receivable for:
Investments sold	17,293,463
Fund shares sold	1,607,217
Dividends and interest	3,023,931
Total Assets	2,637,678,993
Liabilities
Collateral for securities loaned	37,493,904
Payable for:
Investments purchased	2,642,161
Fund shares redeemed	688,372
Accrued Expenses:
Management fees	1,181,922
Distribution and service fees	161,940
Deferred trustees’ fees	388,967
Other expenses	458,609
Total Liabilities	43,015,875
Net Assets	$2,594,663,118
Net Assets Consist of:
Paid in surplus	$1,576,251,912
Distributable earnings (Accumulated losses)	1,018,411,206
Net Assets	$2,594,663,118
Net Assets
Class A	$1,756,479,348
Class B	728,391,595
Class D	9,008,077
Class E	100,784,098
Capital Shares Outstanding*
Class A	131,693,589
Class B	56,203,181
Class D	680,524
Class E	7,666,563
Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$13.34
Class B	12.96
Class D	13.24
Class E	13.15

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments was $1,838,728,634.
(b)	Includes securities loaned at value of $115,069,739.
(c)	Identified cost of cash denominated in foreign currencies was $23.
Statement of Operations

Six Months Ended June 30, 2026 (Unaudited)
Investment Income
Dividends (a)	$31,817,758
Interest	349,782
Securities lending income, net	65,890
Other income	6,659
Total investment income	32,240,089
Expenses
Management fees	7,996,838
Administration fees	59,854
Custodian and accounting fees	51,021
Distribution and service fees—Class B	914,451
Distribution and service fees—Class D	4,527
Distribution and service fees—Class E	75,308
Audit and tax services	24,939
Legal	23,184
Trustees’ fees and expenses	39,805
Shareholder reporting	71,848
Insurance	11,263
Miscellaneous	12,427
Total expenses	9,285,465
Less management fee waiver	(795,592)
Net expenses	8,489,873
Net Investment Income	23,750,216
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	222,665,404
Foreign currency transactions	(1,063)
Net realized gain (loss)	222,664,341
Net change in unrealized appreciation (depreciation) on:
Investments	(67,175,140)
Foreign currency transactions	(35,651)
Net change in unrealized appreciation (depreciation)	(67,210,791)
Net realized and unrealized gain (loss)	155,453,550
Net Increase (Decrease) in Net Assets From Operations	$179,203,766

(a)	Net of foreign withholding taxes of $145,501.
See accompanying notes to financial statements.
BHFTII-359

Brighthouse Funds Trust II
MFS® Value Portfolio
Statements of Changes in Net Assets
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
Increase (Decrease) in Net Assets:
From Operations
Net investment income (loss)	$23,750,216	$43,325,465
Net realized gain (loss)	222,664,341	181,374,112
Net change in unrealized appreciation (depreciation)	(67,210,791)	101,339,237
Increase (decrease) in net assets from operations	179,203,766	326,038,814
From Distributions to Shareholders
Class A	(151,700,848)	(228,948,846)
Class B	(63,020,621)	(98,946,019)
Class D	(777,612)	(1,245,880)
Class E	(8,624,160)	(13,367,673)
Total distributions	(224,123,241)	(342,508,418)
Increase (decrease) in net assets from capital share transactions	31,271,143	4,879,872
Total increase (decrease) in net assets	(13,648,332)	(11,589,732)
Net Assets
Beginning of period	2,608,311,450	2,619,901,182
End of period	$2,594,663,118	$2,608,311,450

Other Information:
Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31, 2025
	Shares	Value	Shares	Value
Class A
Sales	786,665	$11,026,060	1,728,423	$23,505,153
Reinvestments	11,406,079	151,700,848	18,113,042	228,948,846
Redemptions	(8,896,050)	(125,827,646)	(17,289,706)	(236,158,146)
Net increase (decrease)	3,296,694	$36,899,262	2,551,759	$16,295,853
Class B
Sales	601,354	$8,207,733	1,471,507	$19,433,955
Reinvestments	4,877,757	63,020,621	8,037,857	98,946,019
Redemptions	(5,657,161)	(77,518,058)	(9,555,391)	(126,916,780)
Net increase (decrease)	(178,050)	$(6,289,704)	(46,027)	$(8,536,806)
Class D
Sales	665	$9,389	19,910	$263,805
Reinvestments	58,910	777,612	99,273	1,245,880
Redemptions	(58,604)	(815,979)	(129,323)	(1,717,845)
Net increase (decrease)	971	$(28,978)	(10,140)	$(208,160)
Class E
Sales	133,016	$1,800,978	193,237	$2,540,064
Reinvestments	657,831	8,624,160	1,071,987	13,367,673
Redemptions	(701,351)	(9,734,575)	(1,380,567)	(18,578,752)
Net increase (decrease)	89,496	$690,563	(115,343)	$(2,671,015)
Increase (decrease) derived from capital shares transactions		$31,271,143		$4,879,872
See accompanying notes to financial statements.
BHFTII-360

Brighthouse Funds Trust II
MFS® Value Portfolio
Financial Highlights
Selected per share data
	Class A
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$13.63	$13.85	$13.92	$14.91	$19.12	$15.63
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.13	0.24	0.24	0.26	0.28	0.26
Net realized and unrealized gain (loss)	0.84	1.45	1.34	0.79	(1.68)	3.69
Total income (loss) from investment operations	0.97	1.69	1.58	1.05	(1.40)	3.95
Less Distributions
Distributions from net investment income	(0.25)	(0.26)	(0.28)	(0.28)	(0.30)	(0.28)
Distributions from net realized capital gains	(1.01)	(1.65)	(1.37)	(1.76)	(2.51)	(0.18)
Total distributions	(1.26)	(1.91)	(1.65)	(2.04)	(2.81)	(0.46)
Net Asset Value, End of Period	$13.34	$13.63	$13.85	$13.92	$14.91	$19.12
Total Return (%) (b)	7.13 (c)	13.29	11.91	8.15	(5.98)	25.54
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.64 (d)	0.64	0.64	0.64	0.63	0.63
Net ratio of expenses to average net assets (%) (e)	0.58 (d)	0.58	0.58	0.58	0.58	0.57
Ratio of net investment income (loss) to average net assets (%)	1.91 (d)	1.73	1.72	1.85	1.73	1.47
Portfolio turnover rate (%)	19 (c)	12	12	14	13	8
Net assets, end of period (in millions)	$1,756.5	$1,749.8	$1,742.6	$1,847.9	$1,876.1	$2,396.8

	Class B
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$13.26	$13.52	$13.62	$14.63	$18.81	$15.38
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.11	0.20	0.20	0.22	0.23	0.21
Net realized and unrealized gain (loss)	0.81	1.42	1.31	0.77	(1.65)	3.64
Total income (loss) from investment operations	0.92	1.62	1.51	0.99	(1.42)	3.85
Less Distributions
Distributions from net investment income	(0.21)	(0.23)	(0.24)	(0.24)	(0.25)	(0.24)
Distributions from net realized capital gains	(1.01)	(1.65)	(1.37)	(1.76)	(2.51)	(0.18)
Total distributions	(1.22)	(1.88)	(1.61)	(2.00)	(2.76)	(0.42)
Net Asset Value, End of Period	$12.96	$13.26	$13.52	$13.62	$14.63	$18.81
Total Return (%) (b)	6.97 (c)	13.00	11.66	7.85	(6.22)	25.30
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.89 (d)	0.89	0.89	0.89	0.88	0.88
Net ratio of expenses to average net assets (%) (e)	0.83 (d)	0.83	0.83	0.83	0.83	0.82
Ratio of net investment income (loss) to average net assets (%)	1.67 (d)	1.49	1.47	1.60	1.48	1.22
Portfolio turnover rate (%)	19 (c)	12	12	14	13	8
Net assets, end of period (in millions)	$728.4	$747.5	$762.6	$809.8	$831.3	$1,030.7
Please see  following page for Financial Highlights footnote legend.
See accompanying notes to financial statements.
BHFTII-361

Brighthouse Funds Trust II
MFS® Value Portfolio
Financial Highlights
Selected per share data
	Class D
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$13.53	$13.76	$13.84	$14.84	$19.03	$15.56
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.13	0.22	0.23	0.24	0.26	0.24
Net realized and unrealized gain (loss)	0.83	1.45	1.32	0.78	(1.66)	3.67
Total income (loss) from investment operations	0.96	1.67	1.55	1.02	(1.40)	3.91
Less Distributions
Distributions from net investment income	(0.24)	(0.25)	(0.26)	(0.26)	(0.28)	(0.26)
Distributions from net realized capital gains	(1.01)	(1.65)	(1.37)	(1.76)	(2.51)	(0.18)
Total distributions	(1.25)	(1.90)	(1.63)	(2.02)	(2.79)	(0.44)
Net Asset Value, End of Period	$13.24	$13.53	$13.76	$13.84	$14.84	$19.03
Total Return (%) (b)	7.07 (c)	13.18	11.79	8.00	(6.02)	25.42
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.74 (d)	0.74	0.74	0.74	0.73	0.73
Net ratio of expenses to average net assets (%) (e)	0.68 (d)	0.68	0.68	0.68	0.68	0.67
Ratio of net investment income (loss) to average net assets (%)	1.82 (d)	1.63	1.62	1.75	1.64	1.37
Portfolio turnover rate (%)	19 (c)	12	12	14	13	8
Net assets, end of period (in millions)	$9.0	$9.2	$9.5	$10.0	$10.6	$12.7

	Class E
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$13.44	$13.68	$13.77	$14.77	$18.96	$15.50
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.12	0.21	0.22	0.23	0.25	0.23
Net realized and unrealized gain (loss)	0.83	1.44	1.31	0.79	(1.66)	3.66
Total income (loss) from investment operations	0.95	1.65	1.53	1.02	(1.41)	3.89
Less Distributions
Distributions from net investment income	(0.23)	(0.24)	(0.25)	(0.26)	(0.27)	(0.25)
Distributions from net realized capital gains	(1.01)	(1.65)	(1.37)	(1.76)	(2.51)	(0.18)
Total distributions	(1.24)	(1.89)	(1.62)	(2.02)	(2.78)	(0.43)
Net Asset Value, End of Period	$13.15	$13.44	$13.68	$13.77	$14.77	$18.96
Total Return (%) (b)	7.07 (c)	13.11	11.72	7.97	(6.10)	25.40
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.79 (d)	0.79	0.79	0.79	0.78	0.78
Net ratio of expenses to average net assets (%) (e)	0.73 (d)	0.73	0.73	0.73	0.73	0.72
Ratio of net investment income (loss) to average net assets (%)	1.77 (d)	1.59	1.57	1.70	1.59	1.32
Portfolio turnover rate (%)	19 (c)	12	12	14	13	8
Net assets, end of period (in millions)	$100.8	$101.8	$105.2	$113.9	$117.8	$140.1

(a)	Per share amounts based on average shares outstanding during the period.
(b)
Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

(c)	Periods less than one year are not computed on an annualized basis.
(d)	Computed on an annualized basis.
(e)	Includes the effects of management fee waivers (see Note 5 of the Notes to Financial Statements).
See accompanying notes to financial statements.
BHFTII-362

Brighthouse Funds Trust II
Neuberger Berman Genesis Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Common Stocks—97.5% of Net Assets

Security Description	Shares	Value

Aerospace & Defense — 1.1%
VSE Corp.	36,795	$8,407,658
Banks — 10.4%
Community Financial System, Inc.	196,929	13,217,875
First Financial Bankshares, Inc.	271,486	9,393,416
Glacier Bancorp, Inc.	209,017	10,781,097
Lakeland Financial Corp.	131,444	8,112,724
Prosperity Bancshares, Inc.	168,038	12,271,815
Stock Yards Bancorp, Inc.	95,739	7,321,161
UMB Financial Corp.	90,711	12,949,902
United Community Banks, Inc.	212,215	7,446,624
		81,494,614
Biotechnology — 0.1%
Halozyme Therapeutics, Inc. (a)	14,487	1,133,897
Broadline Retail — 0.7%
Ollie's Bargain Outlet Holdings, Inc. (a)	74,366	5,717,258
Building Products — 3.6%
Armstrong World Industries, Inc.	43,841	7,032,973
CSW Industrials, Inc.	22,480	6,256,184
Hayward Holdings, Inc. (a)	458,002	7,928,015
Simpson Manufacturing Co., Inc.	34,713	7,267,166
		28,484,338
Capital Markets — 2.0%
Houlihan Lokey, Inc.	56,472	7,574,589
MarketAxess Holdings, Inc.	70,186	7,965,409
		15,539,998
Chemicals — 2.2%
Element Solutions, Inc.	173,495	8,284,386
HB Fuller Co.	91,011	5,305,031
Perimeter Solutions, Inc. (a)	107,062	3,816,761
		17,406,178
Commercial Services & Supplies — 2.3%
Brady Corp. - Class A	105,867	9,694,241
Casella Waste Systems, Inc. - Class A (a)	82,380	7,988,389
		17,682,630
Construction & Engineering — 2.9%
Arcosa, Inc.	45,274	6,577,859
Valmont Industries, Inc.	27,440	15,849,344
		22,427,203
Construction Materials — 2.2%
Eagle Materials, Inc.	46,142	10,381,950
Knife River Corp. (a)	78,450	6,562,342
		16,944,292
Containers & Packaging — 1.6%
AptarGroup, Inc.	86,662	10,850,082
Security Description	Shares	Value
Containers & Packaging—(Continued)
Myers Industries, Inc.	47,270	$1,669,104
		12,519,186
Distributors — 0.8%
Pool Corp.	30,902	6,640,840
Diversified Consumer Services — 0.8%
Bright Horizons Family Solutions, Inc. (a)	84,010	5,954,629
Electric Utilities — 1.0%
IDACORP, Inc.	52,651	7,966,096
Electronic Equipment, Instruments & Components — 4.5%
Advanced Energy Industries, Inc.	21,221	7,912,674
Badger Meter, Inc.	28,907	4,289,221
Knowles Corp. (a)	184,754	7,663,596
Littelfuse, Inc.	26,153	11,908,245
Mirion Technologies, Inc. (a)	191,630	3,435,926
		35,209,662
Energy Equipment & Services — 3.4%
Archrock, Inc.	227,346	9,255,256
Oceaneering International, Inc. (a)	202,076	8,188,119
Tidewater, Inc. (a)	141,920	9,456,130
		26,899,505
Financial Services — 1.2%
Jack Henry & Associates, Inc.	67,478	9,294,420
Gas Utilities — 2.5%
Chesapeake Utilities Corp.	64,323	7,878,281
National Fuel Gas Co.	21,648	1,671,442
UGI Corp.	290,505	10,034,043
		19,583,766
Ground Transportation — 0.9%
Saia, Inc. (a)	16,733	7,047,270
Health Care Equipment & Supplies — 4.8%
Envista Holdings Corp. (a)	230,512	6,073,991
Haemonetics Corp. (a)	152,428	11,432,100
Integer Holdings Corp. (a)	9,667	903,381
Merit Medical Systems, Inc. (a)	59,503	4,125,938
Neogen Corp. (a)	792,212	7,121,986
UFP Technologies, Inc. (a)	31,193	8,270,200
		37,927,596
Health Care Providers & Services — 0.5%
Concentra Group Holdings Parent, Inc.	54,887	1,632,888
U.S. Physical Therapy, Inc.	35,345	2,427,495
		4,060,383
Hotels, Restaurants & Leisure — 2.0%
Brinker International, Inc. (a)	34,999	5,879,832
See accompanying notes to financial statements.
BHFTII-363

Brighthouse Funds Trust II
Neuberger Berman Genesis Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Hotels, Restaurants & Leisure—(Continued)
Texas Roadhouse, Inc.	49,420	$9,549,427
		15,429,259
Insurance — 5.6%
AMERISAFE, Inc.	77,038	2,606,195
Hagerty, Inc. - Class A (a)	527,740	6,290,661
RLI Corp.	55,754	3,293,389
Ryan Specialty Holdings, Inc.	223,907	8,454,728
Stewart Information Services Corp.	142,635	9,416,763
White Mountains Insurance Group Ltd.	6,604	13,692,668
		43,754,404
Leisure Products — 0.6%
Acushnet Holdings Corp.	37,402	4,433,259
Life Sciences Tools & Services — 2.8%
Bio-Techne Corp.	75,687	5,347,286
Revvity, Inc.	96,165	10,699,318
Stevanato Group SpA	316,472	5,718,649
		21,765,253
Machinery — 13.0%
Atmus Filtration Technologies, Inc.	140,421	7,160,067
Crane Co.	35,508	7,920,770
Enerpac Tool Group Corp.	283,621	10,170,649
Esab Corp.	90,276	8,903,922
ESCO Technologies, Inc.	17,231	6,031,539
Federal Signal Corp.	76,739	9,860,194
Gates Industrial Corp. PLC (a)	398,696	11,151,527
Kadant, Inc.	17,242	5,417,954
Lindsay Corp.	55,407	6,859,387
Miller Industries, Inc.	62,797	3,212,066
SPX Technologies, Inc. (a)	33,472	8,206,330
Standex International Corp.	30,093	10,763,363
Watts Water Technologies, Inc. - Class A	15,628	6,117,581
		101,775,349
Marine Transportation — 1.2%
Kirby Corp. (a)	70,742	9,618,790
Media — 2.1%
John Wiley & Sons, Inc. - Class A	173,493	8,416,145
Nexstar Media Group, Inc.	44,479	7,943,505
		16,359,650
Oil, Gas & Consumable Fuels — 2.4%
CNX Resources Corp. (a)	301,315	10,223,618
Viper Energy, Inc. - Class A	194,272	8,237,133
		18,460,751
Pharmaceuticals — 0.6%
Ligand Pharmaceuticals, Inc. (a)	14,859	4,696,781
Real Estate Management & Development — 2.1%
Colliers International Group, Inc.	75,663	7,096,433
Security Description	Shares	Value
Real Estate Management & Development—(Continued)
FirstService Corp.	68,202	$9,692,186
		16,788,619
Semiconductors & Semiconductor Equipment — 4.3%
Lattice Semiconductor Corp. (a)	65,171	9,968,556
MKS, Inc.	31,968	14,219,366
Power Integrations, Inc.	114,398	9,581,977
		33,769,899
Software — 4.6%
Appfolio, Inc. - Class A (a)	22,919	3,675,062
BlackLine, Inc. (a)	107,821	3,026,535
CCC Intelligent Solutions Holdings, Inc. (a)	1,026,110	5,294,727
Fair Isaac Corp. (a)	2,922	3,491,147
Manhattan Associates, Inc. (a)	55,623	7,745,503
SPS Commerce, Inc. (a)	102,829	5,878,734
Tyler Technologies, Inc. (a)	24,845	7,266,169
		36,377,877
Specialty Retail — 1.9%
Valvoline, Inc. (a)	174,842	6,913,253
Winmark Corp.	18,239	7,716,556
		14,629,809
Trading Companies & Distributors — 2.6%
Core & Main, Inc. - Class A (a)	133,516	6,442,147
DXP Enterprises, Inc. (a)	27,308	4,607,952
SiteOne Landscape Supply, Inc. (a)	42,174	4,825,128
Transcat, Inc. (a)	45,225	4,195,523
		20,070,750
Water Utilities — 2.2%
American States Water Co.	143,780	11,880,541
Middlesex Water Co.	92,985	5,222,038
		17,102,579
Total Common Stocks (Cost $605,125,834)		763,374,448
See accompanying notes to financial statements.
BHFTII-364

Brighthouse Funds Trust II
Neuberger Berman Genesis Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Short-Term Investments—2.7%

Security Description	Principal Amount*	Value

Repurchase Agreement—2.7%
Fixed Income Clearing Corp.
Repurchase Agreement dated 06/30/26 at 2.500%, due on 07/01/26, with a maturity value of $20,783,128; collateralized by U.S. Treasury Note at 4.000%, maturing 12/15/27, with a market value of $21,197,427	20,781,685	$20,781,685
Total Short-Term Investments (Cost $20,781,685)		20,781,685
Total Investments—100.2% (Cost $625,907,519)		784,156,133
Other assets and liabilities (net)—(0.2)%		(1,277,728)
Net Assets—100.0%		$782,878,405

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
Investment Transactions
Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended June 30, 2026 were as follows:
Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$0	$179,872,331	$0	$296,821,904
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2026. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.
Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$763,374,448	$—	$—	$763,374,448
Total Short-Term Investments*	—	20,781,685	—	20,781,685
Total Investments	$763,374,448	$20,781,685	$—	$784,156,133

*	See Schedule of Investments for additional detailed categorizations.
See accompanying notes to financial statements.
BHFTII-365

Brighthouse Funds Trust II
Neuberger Berman Genesis Portfolio
Statement of Assets and Liabilities

June 30, 2026 (Unaudited)
Assets
Investments at value (a)	$784,156,133
Cash denominated in foreign currencies (b)	29
Receivable for:
Investments sold	2,864,581
Fund shares sold	30,577
Dividends and interest	622,354
Total Assets	787,673,674
Liabilities
Payable for:
Investments purchased	2,966,339
Fund shares redeemed	802,679
Accrued Expenses:
Management fees	473,364
Distribution and service fees	51,841
Deferred trustees’ fees	281,779
Other expenses	219,267
Total Liabilities	4,795,269
Net Assets	$782,878,405
Net Assets Consist of:
Paid in surplus	$490,252,841
Distributable earnings (Accumulated losses)	292,625,564
Net Assets	$782,878,405
Net Assets
Class A	$497,921,841
Class B	231,630,076
Class E	53,326,488
Capital Shares Outstanding*
Class A	33,236,976
Class B	16,527,794
Class E	3,704,675
Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$14.98
Class B	14.01
Class E	14.39

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments was $625,907,519.
(b)	Identified cost of cash denominated in foreign currencies was $30.
Statement of Operations

Six Months Ended June 30, 2026 (Unaudited)
Investment Income
Dividends (a)	$4,026,675
Interest	211,435
Total investment income	4,238,110
Expenses
Management fees	3,244,091
Administration fees	24,250
Custodian and accounting fees	20,938
Distribution and service fees—Class B	278,862
Distribution and service fees—Class E	38,270
Audit and tax services	23,865
Legal	23,184
Trustees’ fees and expenses	39,805
Shareholder reporting	51,895
Insurance	3,447
Miscellaneous	7,560
Total expenses	3,756,167
Less management fee waiver	(256,994)
Less broker commission recapture	(12,957)
Net expenses	3,486,216
Net Investment Income	751,894
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	134,420,646
Foreign currency transactions	(1,686)
Net realized gain (loss)	134,418,960
Net change in unrealized appreciation (depreciation) on:
Investments	(30,319,812)
Foreign currency transactions	2
Net change in unrealized appreciation (depreciation)	(30,319,810)
Net realized and unrealized gain (loss)	104,099,150
Net Increase (Decrease) in Net Assets From Operations	$104,851,044

(a)	Net of foreign withholding taxes of $11,582.
See accompanying notes to financial statements.
BHFTII-366

Brighthouse Funds Trust II
Neuberger Berman Genesis Portfolio
Statements of Changes in Net Assets
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
Increase (Decrease) in Net Assets:
From Operations
Net investment income (loss)	$751,894	$1,650,366
Net realized gain (loss)	134,418,960	98,517,230
Net change in unrealized appreciation (depreciation)	(30,319,810)	(139,407,221)
Increase (decrease) in net assets from operations	104,851,044	(39,239,625)
From Distributions to Shareholders
Class A	(63,071,971)	(68,725,081)
Class B	(30,430,758)	(32,380,361)
Class E	(6,880,398)	(7,138,100)
Total distributions	(100,383,127)	(108,243,542)
Increase (decrease) in net assets from capital share transactions	(6,936,792)	60,519,163
Total increase (decrease) in net assets	(2,468,875)	(86,964,004)
Net Assets
Beginning of period	785,347,280	872,311,284
End of period	$782,878,405	$785,347,280

Other Information:
Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31, 2025
	Shares	Value	Shares	Value
Class A
Sales	208,850	$3,329,285	1,329,330	$21,535,639
Reinvestments	4,463,692	63,071,971	4,539,306	68,725,081
Redemptions	(5,314,347)	(85,472,181)	(2,771,786)	(44,709,470)
Net increase (decrease)	(641,805)	$(19,070,925)	3,096,850	$45,551,250
Class B
Sales	209,501	$3,108,914	1,074,777	$16,554,966
Reinvestments	2,301,871	30,430,758	2,265,946	32,380,361
Redemptions	(1,627,950)	(24,372,284)	(2,290,768)	(34,633,564)
Net increase (decrease)	883,422	$9,167,388	1,049,955	$14,301,763
Class E
Sales	16,272	$243,717	138,635	$2,110,540
Reinvestments	506,657	6,880,398	488,242	7,138,100
Redemptions	(270,827)	(4,157,370)	(547,375)	(8,582,490)
Net increase (decrease)	252,102	$2,966,745	79,502	$666,150
Increase (decrease) derived from capital shares transactions		$(6,936,792)		$60,519,163
See accompanying notes to financial statements.
BHFTII-367

Brighthouse Funds Trust II
Neuberger Berman Genesis Portfolio
Financial Highlights
Selected per share data
	Class A
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$15.11	$18.20	$18.47	$17.51	$26.57	$24.01
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.02	0.05	0.03	0.04	0.04	(0.01)
Net realized and unrealized gain (loss)	2.01	(0.87)	1.56	2.57	(5.32)	4.26
Total income (loss) from investment operations	2.03	(0.82)	1.59	2.61	(5.28)	4.25
Less Distributions
Distributions from net investment income	(0.05)	(0.02)	(0.03)	(0.02)	0.00	(0.02)
Distributions from net realized capital gains	(2.11)	(2.25)	(1.83)	(1.63)	(3.78)	(1.67)
Total distributions	(2.16)	(2.27)	(1.86)	(1.65)	(3.78)	(1.69)
Net Asset Value, End of Period	$14.98	$15.11	$18.20	$18.47	$17.51	$26.57
Total Return (%) (b)	14.29 (c)	(4.57)	9.10	15.53	(19.15)	18.41
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.88 (d)	0.88	0.87	0.87	0.86	0.84
Net ratio of expenses to average net assets (%) (e)	0.82 (d)	0.81	0.81	0.80	0.81	0.83
Ratio of net investment income (loss) to average net assets (%)	0.27 (d)	0.29	0.17	0.22	0.18	(0.04)
Portfolio turnover rate (%)	23 (c)	24	16	16	13	10
Net assets, end of period (in millions)	$497.9	$512.1	$560.1	$593.9	$566.6	$767.1

	Class B
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$14.25	$17.31	$17.67	$16.84	$25.79	$23.39
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.00 (f)	0.01	(0.01)	(0.01)	(0.01)	(0.07)
Net realized and unrealized gain (loss)	1.88	(0.82)	1.48	2.47	(5.16)	4.14
Total income (loss) from investment operations	1.88	(0.81)	1.47	2.46	(5.17)	4.07
Less Distributions
Distributions from net investment income	(0.01)	0.00	0.00	0.00	0.00	0.00
Distributions from net realized capital gains	(2.11)	(2.25)	(1.83)	(1.63)	(3.78)	(1.67)
Total distributions	(2.12)	(2.25)	(1.83)	(1.63)	(3.78)	(1.67)
Net Asset Value, End of Period	$14.01	$14.25	$17.31	$17.67	$16.84	$25.79
Total Return (%) (b)	14.07 (c)	(4.74)	8.81	15.20	(19.32)	18.12
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	1.13 (d)	1.13	1.12	1.12	1.11	1.09
Net ratio of expenses to average net assets (%) (e)	1.07 (d)	1.06	1.06	1.05	1.06	1.08
Ratio of net investment income (loss) to average net assets (%)	0.03 (d)	0.03	(0.08)	(0.03)	(0.07)	(0.29)
Portfolio turnover rate (%)	23 (c)	24	16	16	13	10
Net assets, end of period (in millions)	$231.6	$222.9	$252.6	$273.5	$259.4	$356.0
Please see  following page for Financial Highlights footnote legend.
See accompanying notes to financial statements.
BHFTII-368

Brighthouse Funds Trust II
Neuberger Berman Genesis Portfolio
Financial Highlights
Selected per share data
	Class E
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$14.59	$17.65	$17.97	$17.08	$26.07	$23.61
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.01	0.02	0.00 (f)	0.01	0.01	(0.05)
Net realized and unrealized gain (loss)	1.92	(0.83)	1.51	2.51	(5.22)	4.18
Total income (loss) from investment operations	1.93	(0.81)	1.51	2.52	(5.21)	4.13
Less Distributions
Distributions from net investment income	(0.02)	0.00	0.00	0.00	0.00	0.00
Distributions from net realized capital gains	(2.11)	(2.25)	(1.83)	(1.63)	(3.78)	(1.67)
Total distributions	(2.13)	(2.25)	(1.83)	(1.63)	(3.78)	(1.67)
Net Asset Value, End of Period	$14.39	$14.59	$17.65	$17.97	$17.08	$26.07
Total Return (%) (b)	14.14 (c)	(4.64)	8.90	15.35	(19.26)	18.21
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	1.03 (d)	1.03	1.02	1.02	1.01	0.99
Net ratio of expenses to average net assets (%) (e)	0.97 (d)	0.96	0.96	0.95	0.96	0.98
Ratio of net investment income (loss) to average net assets (%)	0.13 (d)	0.13	0.02	0.06	0.03	(0.19)
Portfolio turnover rate (%)	23 (c)	24	16	16	13	10
Net assets, end of period (in millions)	$53.3	$50.4	$59.5	$65.3	$65.0	$91.1

(a)	Per share amounts based on average shares outstanding during the period.
(b)
Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

(c)	Periods less than one year are not computed on an annualized basis.
(d)	Computed on an annualized basis.
(e)	Includes the effects of management fee waivers (see Note 5 of the Notes to Financial Statements).
(f)	Net investment income (loss) was less than $0.01.
See accompanying notes to financial statements.
BHFTII-369

Brighthouse Funds Trust II
T. Rowe Price Large Cap Growth Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Common Stocks—97.4% of Net Assets

Security Description	Shares	Value

Aerospace & Defense — 4.2%
Boeing Co. (a)	62,964	$13,629,817
General Electric Co.	118,151	44,156,573
HEICO Corp.	27,651	9,849,010
Howmet Aerospace, Inc.	74,265	19,966,888
TransDigm Group, Inc.	4,134	5,506,653
		93,108,941
Automobiles — 3.1%
Ferrari NV (b)	15,865	5,906,381
Tesla, Inc. (a)	152,501	64,141,920
		70,048,301
Biotechnology — 0.6%
Argenx SE (ADR) (a)	11,436	10,609,978
Natera, Inc. (a)	10,898	2,958,262
		13,568,240
Broadline Retail — 2.0%
Amazon.com, Inc. (a)	125,425	29,893,795
MercadoLibre, Inc. (a)	4,289	7,280,106
Sea Ltd. (ADR) (a)	74,823	7,170,288
		44,344,189
Capital Markets — 0.9%
Charles Schwab Corp.	32,481	2,997,022
Morgan Stanley	63,955	13,369,153
Tradeweb Markets, Inc. - Class A	31,267	3,116,069
		19,482,244
Chemicals — 0.8%
Linde PLC	27,926	14,491,918
Sherwin-Williams Co.	6,821	2,348,607
		16,840,525
Commercial Services & Supplies — 0.6%
Cintas Corp.	73,247	12,457,850
Communications Equipment — 0.8%
Arista Networks, Inc. (a)	54,460	9,251,665
Ciena Corp. (a)	17,428	8,549,479
		17,801,144
Construction & Engineering — 3.0%
Comfort Systems USA, Inc.	17,040	33,772,428
Quanta Services, Inc.	47,387	34,120,536
		67,892,964
Consumer Staples Distribution & Retail — 0.2%
Costco Wholesale Corp.	4,871	4,556,674
Diversified Telecommunication Services — 0.3%
Space Exploration Technologies Corp. - Class A (a) (b)	43,158	7,373,976
Electrical Equipment — 3.2%
Bloom Energy Corp. - Class A (a)	122,474	37,072,880
Security Description	Shares	Value
Electrical Equipment—(Continued)
GE Vernova, Inc.	16,643	$19,553,195
Vertiv Holdings Co. - Class A	44,664	14,954,400
		71,580,475
Electronic Equipment, Instruments & Components — 3.7%
Amphenol Corp. - Class A	117,111	20,649,012
Coherent Corp. (a)	21,588	8,515,819
Corning, Inc.	153,461	39,198,543
Fabrinet (a)	7,789	4,378,041
Teledyne Technologies, Inc. (a)	14,770	9,850,113
		82,591,528
Entertainment — 2.0%
Live Nation Entertainment, Inc. (a)	16,600	3,039,626
Netflix, Inc. (a)	376,644	26,892,381
Spotify Technology SA (a)	34,290	15,743,568
		45,675,575
Financial Services — 3.8%
Mastercard, Inc. - Class A	73,256	37,624,282
Visa, Inc. - Class A	139,880	47,991,429
		85,615,711
Ground Transportation — 0.3%
Old Dominion Freight Line, Inc.	31,908	6,911,273
Health Care Equipment & Supplies — 1.6%
Intuitive Surgical, Inc. (a)	56,856	22,610,494
Medline, Inc. - Class A (a) (b)	22,984	906,489
Stryker Corp.	37,038	11,661,044
		35,178,027
Health Care Providers & Services — 0.4%
UnitedHealth Group, Inc.	19,914	8,276,856
Health Care REITs — 0.6%
Welltower, Inc.	60,928	13,828,828
Hotels, Restaurants & Leisure — 2.2%
Booking Holdings, Inc.	87,279	15,556,609
Chipotle Mexican Grill, Inc. (a)	164,665	5,598,610
DoorDash, Inc. - Class A (a)	69,810	12,882,039
Hilton Worldwide Holdings, Inc.	44,872	14,828,401
		48,865,659
Insurance — 0.7%
Chubb Ltd. (b)	33,959	11,571,190
Marsh & McLennan Cos., Inc.	28,491	4,748,595
		16,319,785
Interactive Media & Services — 11.0%
Alphabet, Inc. - Class A	490,247	175,199,570
Meta Platforms, Inc. - Class A	127,682	71,921,994
		247,121,564
See accompanying notes to financial statements.
BHFTII-370

Brighthouse Funds Trust II
T. Rowe Price Large Cap Growth Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Common Stocks—(Continued)
Convertible Preferred Stocks—1.9%
Security Description	Shares	Value
IT Services — 0.8%
Shopify, Inc. - Class A (a)	121,643	$13,889,198
Stripe, Inc. - Class B † (a) (c) (d)	63,278	3,986,514
		17,875,712
Life Sciences Tools & Services — 0.5%
Danaher Corp.	36,487	6,950,044
Thermo Fisher Scientific, Inc.	6,377	3,197,172
		10,147,216
Machinery — 3.0%
Caterpillar, Inc.	63,071	67,164,308
Pharmaceuticals — 3.4%
Eli Lilly & Co.	64,122	76,909,850
Semiconductors & Semiconductor Equipment — 26.2%
Advanced Micro Devices, Inc. (a)	108,068	62,777,782
ASML Holding NV (NY Registry Shares)	10,102	20,097,323
Broadcom, Inc.	315,667	119,243,209
Lam Research Corp.	103,158	44,701,456
Micron Technology, Inc.	5,400	6,233,166
NVIDIA Corp.	1,550,606	310,260,755
QUALCOMM, Inc.	13,500	2,494,665
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	48,149	22,994,518
		588,802,874
Software — 8.2%
AppLovin Corp. - Class A (a)	25,681	13,231,622
Crowdstrike Holdings, Inc. - Class A (a)	31,307	23,891,624
Datadog, Inc. - Class A (a)	12,600	3,280,536
Epic Games, Inc. † (a) (c) (d)	7,488	3,483,118
HubSpot, Inc. (a) (b)	21,258	3,879,798
Intuit, Inc.	2,712	707,832
Magic Leap, Inc. - Class A † (a) (c) (d)	10,914	0
Microsoft Corp.	245,168	91,452,567
OpenAI Group PCB - Class A † (a) (c) (d)	9,442	6,493,140
Oracle Corp.	76,613	11,227,635
Palantir Technologies, Inc. - Class A (a)	63,182	7,371,444
Samsara, Inc. - Class A (a) (b)	194,450	6,306,013
ServiceNow, Inc. (a)	119,645	11,878,356
		183,203,685
Specialty Retail — 0.7%
Carvana Co. (a) (b)	254,400	16,744,608
Technology Hardware, Storage & Peripherals — 8.4%
Apple, Inc.	450,449	130,341,923
Sandisk Corp. (a)	25,540	58,071,064
		188,412,987
Wireless Telecommunication Services — 0.2%
T-Mobile U.S., Inc.	30,393	5,097,818
Total Common Stocks (Cost $1,351,026,113)		2,183,799,387

Security Description	Shares	Value

Aerospace & Defense — 0.1%
Anduril Industries, Inc.- Series H † (a) (c) (d)	27,736	$1,912,472
Automobiles — 0.5%
Nuro, Inc. - Series C † (a) (c) (d)	179,741	2,714,089
Sila Nanotechnologies, Inc. - Series F † (a) (c) (d)	52,110	785,298
Sila Nanotechnologies, Inc. - Series G † (a) (c) (d)	109,913	1,443,157
Waymo LLC - Series A-2 † (a) (c) (d)	26,511	5,198,012
		10,140,556
Commercial Services & Supplies — 0.2%
Redwood Materials, Inc.- Series D † (a) (c) (d)	110,579	5,204,953
Consumer Staples Distribution & Retail — 0.0%
Rappi, Inc.- Series E † (a) (c) (d)	52,748	937,332
Electrical Equipment — 0.1%
Form Energy, Inc.- Series F-1 † (a) (c) (d)	89,634	2,167,700
Metals & Mining — 0.1%
KoBold Metals Co.- Series C-1 † (a) (c) (d)	26,380	2,970,694
Semiconductors & Semiconductor Equipment — 0.1%
Lightmatter, Inc.- Series D † (a) (c) (d)	16,978	1,416,644
Software — 0.8%
Anthropic PBC - Series H-1 † (a) (c) (d)	5,281	3,110,559
Celonis SE - Series D † (a) (c) (d)	1,177	141,311
Databricks, Inc. - Series I † (a) (c) (d)	68,560	15,271,054
		18,522,924
Total Convertible Preferred Stocks (Cost $33,276,425)		43,273,275

Warrants—0.0%
Electrical Equipment — 0.0%
Form Energy, Inc., Expires 05/01/31 † (a) (c) (d) (Cost $0)	30,954	312,775

Short-Term Investments—0.3%
Short-Term Investment Funds—0.3%
T. Rowe Price Government Reserve Fund
3.680% (e) (f)	6,387,739	6,387,739
Total Short-Term Investments (Cost $6,387,739)		6,387,739

Securities Lending Reinvestments (g)—1.0%
Short-Term Investment Funds—0.1%
Allspring Government Money Market Fund, Select Class 3.570% (f)	200,000	200,000
BlackRock Liquidity Funds FedFund, Institutional Shares 3.540% (f)	200,000	200,000
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class 3.520% (f)	200,000	200,000
See accompanying notes to financial statements.
BHFTII-371

Brighthouse Funds Trust II
T. Rowe Price Large Cap Growth Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Securities Lending Reinvestments (g)—(Continued)
Security Description	Shares/ Principal Amount*	Value
Short-Term Investment Funds—(Continued)
Fidelity Investments Money Market Government Portfolio, Class I 3.530% (f)	500,000	$500,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 3.530% (f)	200,000	200,000
Invesco STIT-Government & Agency Portfolio, Institutional Class 3.570% (f)	200,000	200,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares 3.560% (f)	200,000	200,000
RBC BlueBay U.S. Government Money Market Fund, Institutional Shares 3.550% (f)	1,000,000	1,000,000
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.580% (f)	500,000	500,000
		3,200,000

Repurchase Agreements—0.9%
Bank of Montreal
Repurchase Agreement dated 06/30/26 at 3.750%, due on 07/01/26 with a maturity value of $1,500,156; collateralized by various Common Stock with an aggregate market value of $1,671,878	1,500,000	1,500,000
Bank of Nova Scotia
Repurchase Agreement dated 06/30/26 at 3.770%, due on 07/01/26 with a maturity value of $1,000,105; collateralized by various Common Stock with an aggregate market value of $1,111,810	1,000,000	1,000,000
Barclays Capital, Inc.
Repurchase Agreement dated 06/30/26 at 3.680%, due on 07/01/26 with a maturity value of $400,041; collateralized by U.S. Treasury Obligations with rates ranging from 3.500% - 4.625%, maturity dates ranging from 01/31/28 - 05/31/31, and an aggregate market value of $408,000	400,000	400,000
CF Secured LLC
Repurchase Agreement dated 06/30/26 at 3.620%, due on 07/01/26 with a maturity value of $5,225,185; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.625%, maturity dates ranging from 07/31/26 - 02/15/56, and an aggregate market value of $5,329,689	5,224,660	5,224,660
Deutsche Bank Securities, Inc.
Repurchase Agreement dated 06/30/26 at 3.640%, due on 07/01/26 with a maturity value of $5,099,649; collateralized by U.S. Treasury Obligations with zero coupon, maturity dates ranging from 08/15/36 - 05/15/56, and an aggregate market value of $5,201,116	5,099,134	5,099,134
HSBC Bank PLC
Repurchase Agreement dated 06/30/26 at 3.820%, due on 07/01/26 with a maturity value of $500,053; collateralized by various Common Stock with an aggregate market value of $556,112	500,000	500,000
Jefferies LLC
Repurchase Agreement dated 06/30/26 at 3.690%, due on 07/01/26 with a maturity value of $5,225,195; collateralized by U.S. Government Agency Obligations with rates ranging from 4.628% - 6.500%, maturity dates ranging from 07/25/55 - 06/20/56, and an aggregate market value of $5,329,175	5,224,660	5,224,660
Security Description	Principal Amount*	Value
Repurchase Agreements—(Continued)
National Bank Financial, Inc.
Repurchase Agreement dated 06/30/26 at 3.770%, due on 07/01/26 with a maturity value of $1,500,157; collateralized by various Common Stock with an aggregate market value of $1,671,912	1,500,000	$1,500,000
Societe Generale
Repurchase Agreement dated 06/30/26 at 3.630%, due on 07/01/26 with a maturity value of $100,010; collateralized by U.S. Treasury Obligations with rates ranging from 0.625% - 1.625%, maturity dates ranging from 12/31/27 - 11/15/50, and an aggregate market value of $102,000	100,000	100,000
		20,548,454
Total Securities Lending Reinvestments (Cost $23,748,454)		23,748,454
Total Investments—100.6% (Cost $1,414,438,731)		2,257,521,630
Other assets and liabilities (net)—(0.6)%		(14,410,630)
Net Assets—100.0%		$2,243,111,000

*	Principal amount stated in U.S. dollars unless otherwise noted.
†
Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of June 30, 2026, the market value of restricted securities was $57,548,822, which is 2.6% of net assets. See  details shown in the Restricted Securities table that follows.

(a)	Non-income producing security.
(b)
All or a portion of the security was held on loan. As of June 30, 2026, the market value of securities loaned was $32,377,423 and the collateral received consisted of cash in the amount of
$23,748,454 and non-cash collateral with a value of $8,651,141. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending
Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio. As such, this collateral is excluded from the Statement of Assets and
Liabilities.

(c)	Security was valued in good faith under procedures subject to oversight by the Board of Trustees. As of June 30, 2026, these securities represent 2.6% of net assets.
(d)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(e)	Affiliated Issuer. (See the table that follows for a summary of transactions in affiliated issuers.)
(f)	The rate shown represents the annualized seven-day yield as of June 30, 2026.
(g)	Represents investment of cash collateral received from securities on loan as of June 30, 2026.
See accompanying notes to financial statements.
BHFTII-372

Brighthouse Funds Trust II
T. Rowe Price Large Cap Growth Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)

Restricted Securities	Acquisition Date	Shares	Cost	Value
Anduril Industries, Inc. - Series H	04/28/26-05/12/26	27,736	$1,912,472	$1,912,472
Anthropic PBC - Series H-1	05/28/26	5,281	3,110,559	3,110,559
Celonis SE - Series D	10/04/22	1,177	435,243	141,311
Databricks, Inc. - Series I	09/14/23	68,560	5,039,160	15,271,054
Epic Games, Inc.	06/18/20	7,488	4,310,738	3,483,118
Form Energy, Inc. - Series F-1	10/04/24	89,634	2,167,700	2,167,700
Form Energy, Inc., Expires 05/01/31	05/04/26	30,954	0	312,775
KoBold Metals Co. - Series C-1	09/20/24	26,380	2,241,052	2,970,694
Lightmatter, Inc. - Series D	10/11/24	16,978	1,362,153	1,416,644
Magic Leap, Inc. - Class A	01/20/16-10/12/17	10,914	5,305,346	0
Nuro, Inc. - Series C	10/30/20	179,741	2,346,447	2,714,089
OpenAI Group PCB - Class A	04/29/26	9,442	6,493,140	6,493,140
Rappi, Inc. - Series E	09/08/20-09/24/20	52,748	3,151,484	937,332
Redwood Materials, Inc. - Series D	06/02/23	110,579	5,278,584	5,204,953
Sila Nanotechnologies, Inc. - Series F	01/07/21	52,110	2,150,726	785,298
Sila Nanotechnologies, Inc. - Series G	06/26/24	109,913	1,804,420	1,443,157
Stripe, Inc. - Class B	12/17/19	63,278	992,832	3,986,514
Waymo LLC - Series A-2	05/08/20	26,511	2,276,425	5,198,012
				$57,548,822
Transactions in Securities of Affiliated Issuers
A summary of the Portfolio’s transactions in the securities of affiliated issuers for the six months ended June 30, 2026 is as follows:
Security Description	Market Value December 31, 2025	Purchases	Sales	Ending Value as of June 30, 2026
T. Rowe Price Government Reserve Fund	$2,240,067	$162,447,012	$(158,299,340)	$6,387,739

Security Description	Income earned from affiliates during the period	Number of shares held at June 30, 2026
T. Rowe Price Government Reserve Fund	$23,317	6,387,739
Investment Transactions
Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended June 30, 2026 were as follows:
Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$0	$673,481,971	$0	$742,440,116
The following table provides a breakdown of transactions accounted for as secured borrowings, the gross obligations by the type of collateral pledged, and the remaining contractual maturities of those transactions.
Remaining Contractual Maturity of the Agreements As of June 30, 2026
	Overnight and Continuous	Up to 30 Days	31 - 90 Days	Greater than 90 days	Total
Securities Lending Transactions
Common Stocks	$(23,748,454)	$—	$—	$—	$(23,748,454)
Gross amount of recognized liabilities for securities lending transactions					$(23,748,454)
See accompanying notes to financial statements.
BHFTII-373

Brighthouse Funds Trust II
T. Rowe Price Large Cap Growth Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2026. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.
Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$93,108,941	$—	$—	$93,108,941
Automobiles	70,048,301	—	—	70,048,301
Biotechnology	13,568,240	—	—	13,568,240
Broadline Retail	44,344,189	—	—	44,344,189
Capital Markets	19,482,244	—	—	19,482,244
Chemicals	16,840,525	—	—	16,840,525
Commercial Services & Supplies	12,457,850	—	—	12,457,850
Communications Equipment	17,801,144	—	—	17,801,144
Construction & Engineering	67,892,964	—	—	67,892,964
Consumer Staples Distribution & Retail	4,556,674	—	—	4,556,674
Diversified Telecommunication Services	7,373,976	—	—	7,373,976
Electrical Equipment	71,580,475	—	—	71,580,475
Electronic Equipment, Instruments & Components	82,591,528	—	—	82,591,528
Entertainment	45,675,575	—	—	45,675,575
Financial Services	85,615,711	—	—	85,615,711
Ground Transportation	6,911,273	—	—	6,911,273
Health Care Equipment & Supplies	35,178,027	—	—	35,178,027
Health Care Providers & Services	8,276,856	—	—	8,276,856
Health Care REITs	13,828,828	—	—	13,828,828
Hotels, Restaurants & Leisure	48,865,659	—	—	48,865,659
Insurance	16,319,785	—	—	16,319,785
Interactive Media & Services	247,121,564	—	—	247,121,564
IT Services	13,889,198	—	3,986,514	17,875,712
Life Sciences Tools & Services	10,147,216	—	—	10,147,216
Machinery	67,164,308	—	—	67,164,308
Pharmaceuticals	76,909,850	—	—	76,909,850
Semiconductors & Semiconductor Equipment	588,802,874	—	—	588,802,874
Software	173,227,427	—	9,976,258	183,203,685
Specialty Retail	16,744,608	—	—	16,744,608
Technology Hardware, Storage & Peripherals	188,412,987	—	—	188,412,987
Wireless Telecommunication Services	5,097,818	—	—	5,097,818
Total Common Stocks	2,169,836,615	—	13,962,772	2,183,799,387
Total Convertible Preferred Stocks*	—	—	43,273,275	43,273,275
Total Warrants*	—	—	312,775	312,775
Total Short-Term Investments*	6,387,739	—	—	6,387,739
Securities Lending Reinvestments
Short-Term Investment Funds	3,200,000	—	—	3,200,000
Repurchase Agreements	—	20,548,454	—	20,548,454
Total Securities Lending Reinvestments	3,200,000	20,548,454	—	23,748,454
Total Investments	$2,179,424,354	$20,548,454	$57,548,822	$2,257,521,630
Collateral for Securities Loaned (Liability)	$—	$(23,748,454)	$—	$(23,748,454)

*	See Schedule of Investments for additional detailed categorizations.
See accompanying notes to financial statements.
BHFTII-374

Brighthouse Funds Trust II
T. Rowe Price Large Cap Growth Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:
Investments in Securities	Balance as of December 31, 2025	Purchases	Change in Unrealized Appreciation/ (Depreciation)	Balance as of June 30, 2026	Change in Unrealized Appreciation/ (Depreciation) from Investments Held at June 30, 2026
Common Stocks
IT Services	$2,620,975	$—	$1,365,539	$3,986,514	$1,365,539
Software	3,872,344	6,493,140	(389,226)	9,976,258	(389,226)
Convertible Preferred Stocks
Aerospace & Defense	—	1,912,472	—	1,912,472	—
Automobiles	9,521,299	—	619,257	10,140,556	619,257
Commercial Services & Supplies	5,204,953	—	—	5,204,953	—
Consumer Staples Distribution & Retail	937,332	—	—	937,332	—
Electrical Equipment	2,193,344	—	(25,644)	2,167,700	(25,644)
Metals & Mining	2,970,694	—	—	2,970,694	—
Semiconductors & Semiconductor Equipment	1,447,035	—	(30,391)	1,416,644	(30,391)
Software	13,236,895	3,110,559	2,175,470	18,522,924	2,175,470
Warrants
Electrical Equipment	—	0	312,775	312,775	312,775
	$42,004,871	$11,516,171	$4,027,780	$57,548,822	$4,027,780
See accompanying notes to financial statements.
BHFTII-375

Brighthouse Funds Trust II
T. Rowe Price Large Cap Growth Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
The following table summarizes the valuation techniques and unobservable inputs utilized to determine fair value of the Level 3 assets as of June 30, 2026.
	Fair Value at June 30, 2026	Valuation Technique(s)	Unobservable Input	Range		Weighted Average	Relationship Between Fair Value and Input; if input value increases then Fair Value:
Common Stock
IT Services	$3,986,514	Market Transaction Method	Precedent Transaction	$63.00	$63.00	$63.00	Increase
Software	3,483,118	Comparable Company Analysis	Enterprise Value/Revenue	4.6x	4.6x	4.6x	Increase
			Enterprise Value/Gross Profit	8.1x	8.1x	8.1x	Increase
			Discount for Lack of Marketability	10.00%	10.00%	10.00%	Decrease
	0	Liquidation Analysis	Recovery Value	$0.00	$0.00	$0.00	Increase
	6,493,140	Market Transaction Method	Precedent Transaction	$687.69	$687.69	$687.69	Increase
Convertible Preferred Stocks
Aerospace & Defense	1,912,472	Market Transaction Method	Precedent Transaction	$68.95	$68.95	$68.95	Increase
Automobiles	2,714,089	Market Transaction Method	Precedent Transaction	$12.79	$12.79	$12.79	Increase
		Calibration Model	Calculated Enterprise Value/Revenue	1.2x	16.9x	5.9x	Increase
			Discount Rate	28.70%	34.70%	32.00%	Decrease
	2,228,455	Market Transaction Method	Pending Transaction	$16.42	$16.42	$16.42	Increase
			Discount for Uncertainty	20.00%	20.00%	20.00%	Decrease
	5,198,012	Market Transaction Method	Precedent Transaction	$164.32	$164.32	$164.32	Increase
		Calibration Model	Calculated Enterprise Value/Revenue	5.8x	11.5x	8.7x	Increase
			Calculated Enterprise Value/EBITDA	20.2x	20.2x	20.2x	Increase
			Implied Premium	48.00%	92.00%	63.67%	Increase
Commercial Services & Supplies	5,204,953	Black-Scholes Protective Put	Precedent Transaction	$47.75	$47.75	$47.75	Increase
			Average Put Price	$13.77	$13.77	$13.77	Decrease
Consumer Staples Distribution & Retail	937,332	Comparable Company Analysis	Enterprise Value/GMV	0.3x	0.3x	0.3x	Increase
		Option Pricing Method	Volatility Rate	55.00%	55.00%	55.00%	Increase
			Risk-Free Rate	3.68%	3.68%	3.68%	Decrease
			Time to Liquidity (years)	1.13	1.13	1.13	Decrease
Electrical Equipment	2,167,700	Market Transaction Method	Precedent Transaction	$24.18	$24.18	$24.18	Increase
Metals & Mining	2,970,694	Market Transaction Method	Precedent Transaction	$112.67	$112.67	$112.67	Increase
Semiconductors & Semiconductor Equipment	1,416,644	Comparable Company Analysis	Enterprise Value/Revenue	23.5x	23.5x	23.5x	Increase
			Discount Rate	25.00%	25.00%	25.00%	Decrease
			Discount for Lack of Marketability	10.00%	10.00%	10.00%	Decrease
Software	3,110,559	Market Transaction Method	Precedent Transaction	$589.01	$589.01	$589.01	Increase
	141,311	Comparable Company Analysis	Enterprise Value/Revenue	5.6x	6.6x	6.1x	Increase
			Enterprise Value/Gross Profit	7.2x	8.8x	8.0x	Increase
			Discount for Lack of Marketability	10.00%	10.00%	10.00%	Decrease
	15,271,054	Market Transaction Method	Precedent Transaction	$190.00	$190.00	$190.00	Increase
		Calibration Model	Calculated Enterprise Value/Revenue	21.1x	28.9x	25.0x	Increase
			Calculated Enterprise Value/Gross Profit	28.8x	39.1x	34.0x	Increase
			Implied Premium	46.00%	69.00%	57.75%	Increase
Warrants
Electrical Equipment	312,775	Market Transaction Method	Precedent Transaction	$10.10	$10.10	$10.10	Increase
	$57,548,822
See accompanying notes to financial statements.
BHFTII-376

Brighthouse Funds Trust II
T. Rowe Price Large Cap Growth Portfolio
Statement of Assets and Liabilities

June 30, 2026 (Unaudited)
Assets
Investments at value (a) (b)	$2,251,133,891
Affiliated investments at value (c)	6,387,739
Cash	7,109,775
Cash denominated in foreign currencies (d)	22
Receivable for:
Investments sold	10,425,941
Fund shares sold	825,383
Dividends	232,799
Dividends on affiliated investments	41,635
Total Assets	2,276,157,185
Liabilities
Collateral for securities loaned	23,748,454
Payable for:
Investments purchased	5,434,534
Fund shares redeemed	2,044,095
Accrued Expenses:
Management fees	956,792
Distribution and service fees	197,293
Deferred trustees’ fees	281,779
Other expenses	383,238
Total Liabilities	33,046,185
Net Assets	$2,243,111,000
Net Assets Consist of:
Paid in surplus	$1,089,582,998
Distributable earnings (Accumulated losses)	1,153,528,002
Net Assets	$2,243,111,000
Net Assets
Class A	$1,262,258,519
Class B	945,760,041
Class E	35,092,440
Capital Shares Outstanding*
Class A	57,284,145
Class B	46,739,890
Class E	1,662,428
Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$22.04
Class B	20.23
Class E	21.11

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments, excluding affiliated investments, was $1,408,050,992.
(b)	Includes securities loaned at value of $32,377,423.
(c)	Identified cost of affiliated investments was $6,387,739.
(d)	Identified cost of cash denominated in foreign currencies was $22.
Statement of Operations

Six Months Ended June 30, 2026 (Unaudited)
Investment Income
Dividends (a)	$4,526,937
Dividends from affiliated investments	23,317
Securities lending income, net	18,502
Total investment income	4,568,756
Expenses
Management fees	6,426,056
Administration fees	50,997
Custodian and accounting fees	47,077
Distribution and service fees—Class B	1,158,571
Distribution and service fees—Class E	25,677
Audit and tax services	30,397
Legal	23,184
Trustees’ fees and expenses	39,805
Shareholder reporting	51,986
Insurance	9,510
Miscellaneous	10,907
Total expenses	7,874,167
Less management fee waiver	(892,602)
Net expenses	6,981,565
Net Investment Loss	(2,412,809)
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	314,986,129
Net increase from payments by affiliates (b)	2,035,458
Foreign currency transactions	999
Net realized gain (loss)	317,022,586
Net change in unrealized appreciation (depreciation) on:
Investments	(247,958,018)
Foreign currency transactions	(228)
Net change in unrealized appreciation (depreciation)	(247,958,246)
Net realized and unrealized gain (loss)	69,064,340
Net Increase (Decrease) in Net Assets From Operations	$66,651,531

(a)	Net of foreign withholding taxes of $40,593.
(b)	See Note 5 of the Notes to Financial Statements.
See accompanying notes to financial statements.
BHFTII-377

Brighthouse Funds Trust II
T. Rowe Price Large Cap Growth Portfolio
Statements of Changes in Net Assets
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
Increase (Decrease) in Net Assets:
From Operations
Net investment income (loss)	$(2,412,809)	$(5,392,699)
Net realized gain (loss)	317,022,586	373,761,802
Net change in unrealized appreciation (depreciation)	(247,958,246)	(40,383,777)
Increase (decrease) in net assets from operations	66,651,531	327,985,326
From Distributions to Shareholders
Class A	(199,558,405)	(164,125,205)
Class B	(160,986,063)	(145,626,400)
Class E	(5,758,280)	(5,076,410)
Total distributions	(366,302,748)	(314,828,015)
Increase (decrease) in net assets from capital share transactions	309,342,421	(59,305,266)
Total increase (decrease) in net assets	9,691,204	(46,147,955)
Net Assets
Beginning of period	2,233,419,796	2,279,567,751
End of period	$2,243,111,000	$2,233,419,796

Other Information:
Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31, 2025
	Shares	Value	Shares	Value
Class A
Sales	2,463,945	$62,114,776	853,170	$20,496,364
Reinvestments	9,204,723	199,558,405	7,291,213	164,125,205
Redemptions	(2,020,311)	(50,606,885)	(7,881,098)	(195,071,875)
Net increase (decrease)	9,648,357	$211,066,296	263,285	$(10,450,306)
Class B
Sales	960,849	$21,302,312	1,529,357	$34,405,660
Reinvestments	8,085,689	160,986,063	6,927,992	145,626,400
Redemptions	(3,783,367)	(87,526,005)	(9,887,683)	(227,851,892)
Net increase (decrease)	5,263,171	$94,762,370	(1,430,334)	$(47,819,832)
Class E
Sales	31,610	$760,862	47,318	$1,105,781
Reinvestments	277,240	5,758,280	233,398	5,076,410
Redemptions	(124,940)	(3,005,387)	(304,435)	(7,217,319)
Net increase (decrease)	183,910	$3,513,755	(23,719)	$(1,035,128)
Increase (decrease) derived from capital shares transactions		$309,342,421		$(59,305,266)
See accompanying notes to financial statements.
BHFTII-378

Brighthouse Funds Trust II
T. Rowe Price Large Cap Growth Portfolio
Financial Highlights
Selected per share data
	Class A
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$25.45	$25.52	$20.70	$14.10	$30.81	$28.79
Income (Loss) from Investment Operations
Net investment income (loss) (a)	(0.01)	(0.03)	(0.02)	0.00 (b)	(0.02)	(0.06)
Net realized and unrealized gain (loss)	0.74	3.57	6.18	6.60	(12.17)	5.55
Total income (loss) from investment operations	0.73	3.54	6.16	6.60	(12.19)	5.49
Less Distributions
Distributions from net realized capital gains	(4.14)	(3.61)	(1.34)	0.00	(4.52)	(3.47)
Distributions from return of capital	0.00	0.00	0.00	0.00	(0.00) (c)	0.00
Total distributions	(4.14)	(3.61)	(1.34)	0.00	(4.52)	(3.47)
Net Asset Value, End of Period	$22.04	$25.45	$25.52	$20.70	$14.10	$30.81
Total Return (%) (d)	3.08 (e)	15.70	30.31	46.81	(40.46)	20.22
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.63 (f)	0.62	0.62	0.63	0.62	0.62
Net ratio of expenses to average net assets (%) (g) (h)	0.54 (f)	0.54	0.54	0.54	0.55	0.54
Ratio of net investment income (loss) to average net assets (%)	(0.11) (f)	(0.13)	(0.08)	0.01	(0.10)	(0.21)
Portfolio turnover rate (%)	31 (e)	33	31	31	31	21
Net assets, end of period (in millions)	$1,262.3	$1,212.5	$1,208.8	$1,153.2	$941.0	$1,503.7

	Class B
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$23.74	$24.09	$19.65	$13.42	$29.74	$27.96
Income (Loss) from Investment Operations
Net investment income (loss) (a)	(0.04)	(0.09)	(0.07)	(0.04)	(0.06)	(0.14)
Net realized and unrealized gain (loss)	0.67	3.35	5.85	6.27	(11.74)	5.39
Total income (loss) from investment operations	0.63	3.26	5.78	6.23	(11.80)	5.25
Less Distributions
Distributions from net realized capital gains	(4.14)	(3.61)	(1.34)	0.00	(4.52)	(3.47)
Distributions from return of capital	0.00	0.00	0.00	0.00	(0.00) (c)	0.00
Total distributions	(4.14)	(3.61)	(1.34)	0.00	(4.52)	(3.47)
Net Asset Value, End of Period	$20.23	$23.74	$24.09	$19.65	$13.42	$29.74
Total Return (%) (d)	2.92 (e)	15.45	29.98	46.42 (i)	(40.67)	19.95
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.88 (f)	0.87	0.87	0.88	0.87	0.87
Net ratio of expenses to average net assets (%) (g) (h)	0.79 (f)	0.79	0.79	0.79	0.80	0.79
Ratio of net investment income (loss) to average net assets (%)	(0.37) (f)	(0.38)	(0.33)	(0.24)	(0.35)	(0.46)
Portfolio turnover rate (%)	31 (e)	33	31	31	31	21
Net assets, end of period (in millions)	$945.8	$984.5	$1,033.6	$951.9	$757.9	$1,266.1
Please see  following page for Financial Highlights footnote legend.
See accompanying notes to financial statements.
BHFTII-379

Brighthouse Funds Trust II
T. Rowe Price Large Cap Growth Portfolio
Financial Highlights
Selected per share data
	Class E
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$24.57	$24.79	$20.18	$13.76	$30.29	$28.39
Income (Loss) from Investment Operations
Net investment income (loss) (a)	(0.03)	(0.07)	(0.05)	(0.02)	(0.05)	(0.11)
Net realized and unrealized gain (loss)	0.71	3.46	6.00	6.44	(11.96)	5.48
Total income (loss) from investment operations	0.68	3.39	5.95	6.42	(12.01)	5.37
Less Distributions
Distributions from net realized capital gains	(4.14)	(3.61)	(1.34)	0.00	(4.52)	(3.47)
Distributions from return of capital	0.00	0.00	0.00	0.00	(0.00) (c)	0.00
Total distributions	(4.14)	(3.61)	(1.34)	0.00	(4.52)	(3.47)
Net Asset Value, End of Period	$21.11	$24.57	$24.79	$20.18	$13.76	$30.29
Total Return (%) (d)	3.03 (e)	15.54	30.04	46.66	(40.58)	20.08
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.78 (f)	0.77	0.77	0.78	0.77	0.77
Net ratio of expenses to average net assets (%) (g) (h)	0.69 (f)	0.69	0.69	0.69	0.70	0.69
Ratio of net investment income (loss) to average net assets (%)	(0.27) (f)	(0.28)	(0.23)	(0.14)	(0.25)	(0.36)
Portfolio turnover rate (%)	31 (e)	33	31	31	31	21
Net assets, end of period (in millions)	$35.1	$36.3	$37.2	$34.3	$26.6	$53.4

(a)	Per share amounts based on average shares outstanding during the period.
(b)	Net investment income (loss) was less than $0.01.
(c)	Distributions from return of capital were less than $0.01.
(d)
Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

(e)	Periods less than one year are not computed on an annualized basis.
(f)	Computed on an annualized basis.
(g)
The effect of the voluntary portion of the waiver on the net ratio of expenses to average net assets was 0.02% for the six months ended June 30, 2026 and for the years ended December 31, 2025, 2024,
2023 and 2022 and 0.03% for the year ended December 31, 2021 (see Note 5 of the Notes to Financial Statements).

(h)	Includes the effects of management fee waivers (see Note 5 of the Notes to Financial Statements).
(i)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

See accompanying notes to financial statements.
BHFTII-380

Brighthouse Funds Trust II
T. Rowe Price Small Cap Growth Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Common Stocks—99.9% of Net Assets

Security Description	Shares	Value

Aerospace & Defense — 3.6%
Arxis, Inc. - Class A (a)	40,478	$1,867,655
ATI, Inc. (a)	11,265	2,220,331
BWX Technologies, Inc. (b)	6,092	1,185,808
Carpenter Technology Corp.	3,772	2,326,720
Curtiss-Wright Corp.	2,910	2,205,082
Hawkeye 360, Inc. (a)	33,733	682,081
Hexcel Corp. (b)	34,455	3,447,567
Karman Holdings, Inc. (a) (b)	65,028	3,246,198
Leonardo DRS, Inc.	44,533	1,900,223
MDA Space Ltd. (a) (b)	60,682	2,504,953
Moog, Inc. - Class A	26,073	11,050,780
StandardAero, Inc. (a)	84,069	2,514,504
VSE Corp.	11,534	2,635,519
Woodward, Inc.	5,147	2,189,740
		39,977,161
Automobile Components — 0.5%
Phinia, Inc.	27,941	2,301,500
Visteon Corp. (b)	29,270	2,903,877
		5,205,377
Banks — 2.6%
Customers Bancorp, Inc. (a)	15,459	1,222,807
East West Bancorp, Inc.	16,964	2,189,883
First BanCorp	263,168	6,860,790
Fulton Financial Corp.	232,077	5,613,943
International Bancshares Corp.	42,472	3,225,748
Popular, Inc.	42,786	7,024,605
UMB Financial Corp. (b)	18,400	2,626,784
		28,764,560
Beverages — 0.3%
Coca-Cola Consolidated, Inc.	18,629	3,556,649
Biotechnology — 15.9%
ADMA Biologics, Inc. (a)	147,631	1,235,671
Alkermes PLC (a) (b)	110,807	5,805,733
Arrowhead Pharmaceuticals, Inc. (a)	14,610	1,190,861
Ascendis Pharma AS (a)	7,726	2,060,679
Avalo Therapeutics, Inc. (a) (b)	14,243	263,211
Beam Therapeutics, Inc. (a) (b)	91,282	3,132,798
Bicara Therapeutics, Inc. (a) (b)	68,600	2,036,734
Bridgebio Pharma, Inc. (a)	7,510	559,345
Caris Life Sciences, Inc. (a)	7,266	129,480
Celcuity, Inc. (a) (b)	32,285	3,377,657
Celldex Therapeutics, Inc. (a)	108,123	4,023,257
CG oncology, Inc. (a) (b)	73,256	5,204,839
Cogent Biosciences, Inc. (a)	125,365	4,851,625
Corvus Pharmaceuticals, Inc. (a) (b)	90,491	1,351,936
Cullinan Therapeutics, Inc. (a)	63,185	1,150,599
Cytokinetics, Inc. (a)	29,357	2,500,923
Denali Therapeutics, Inc. (a) (b)	61,833	1,590,345
Dianthus Therapeutics, Inc. (a) (b)	50,416	4,914,552
Disc Medicine, Inc. (a)	41,897	3,064,347
Dyne Therapeutics, Inc. (a) (b)	87,452	1,942,309
Erasca, Inc. (a) (b)	160,361	2,937,813
Security Description	Shares	Value
Biotechnology—(Continued)
Evommune, Inc. (a) (b)	25,200	$334,908
Halozyme Therapeutics, Inc. (a)	7,330	573,719
Hemab Therapeutics Holdings, Inc. (a) (b)	13,646	501,218
Ideaya Biosciences, Inc. (a)	25,138	936,893
Immunovant, Inc. (a) (b)	71,655	2,760,867
Insmed, Inc. (a)	17,207	1,834,610
Ionis Pharmaceuticals, Inc. (a)	28,341	2,247,158
Kailera Therapeutics, Inc. (a) (b)	71,402	1,572,986
Kodiak Sciences, Inc. (a)	55,798	2,173,890
Krystal Biotech, Inc. (a) (b)	12,690	4,716,492
Kymera Therapeutics, Inc. (a) (b)	66,331	7,606,176
MapLight Therapeutics, Inc. (a)	45,267	1,622,369
Mineralys Therapeutics, Inc. (a)	60,479	1,631,723
Mirum Pharmaceuticals, Inc. (a) (b)	51,359	6,012,598
Monte Rosa Therapeutics, Inc. (a) (b)	153,315	3,710,223
Natera, Inc. (a)	16,614	4,509,870
Nurix Therapeutics, Inc. (a)	105,371	2,556,300
ORIC Pharmaceuticals, Inc. (a)	134,759	1,459,440
Oruka Therapeutics, Inc. (a)	16,000	1,522,720
Palvella Therapeutics, Inc. (a)	11,869	1,813,821
Praxis Precision Medicines, Inc. (a) (b)	20,272	6,786,863
Protagonist Therapeutics, Inc. (a)	32,210	3,948,302
PTC Therapeutics, Inc. (a)	36,077	2,942,801
Relay Therapeutics, Inc. (a)	152,539	2,854,005
Replimune Group, Inc. (a)	28,700	317,709
Revolution Medicines, Inc. (a)	5,850	1,095,588
Rhythm Pharmaceuticals, Inc. (a) (b)	51,800	5,751,354
Roivant Sciences Ltd. (a)	49,556	1,753,787
Scholar Rock Holding Corp. (a) (b)	123,084	6,769,620
Spyre Therapeutics, Inc. (a)	59,026	5,240,328
Stoke Therapeutics, Inc. (a) (b)	55,633	1,820,312
Tango Therapeutics, Inc. (a)	133,645	4,177,743
TG Therapeutics, Inc. (a) (b)	79,599	4,373,169
Travere Therapeutics, Inc. (a)	50,104	2,846,408
Twist Bioscience Corp. (a)	40,802	4,197,710
Tyra Biosciences, Inc. (a) (b)	62,551	1,997,879
Ultragenyx Pharmaceutical, Inc. (a)	48,332	1,613,805
Vaxcyte, Inc. (a)	82,396	4,789,679
Vera Therapeutics, Inc. (a)	76,884	3,299,092
Viridian Therapeutics, Inc. (a) (b)	81,836	1,503,327
Xencor, Inc. (a)	39,417	634,614
Xenon Pharmaceuticals, Inc. (a)	94,845	5,724,844
Zenas Biopharma, Inc. (a) (b)	43,542	1,105,096
		178,966,730
Broadline Retail — 0.4%
Global-e Online Ltd. (a)	93,800	3,257,674
Ollie's Bargain Outlet Holdings, Inc. (a) (b)	19,551	1,503,081
		4,760,755
Building Products — 1.6%
AZZ, Inc. (b)	34,663	5,374,498
CSW Industrials, Inc. (b)	9,036	2,514,719
Griffon Corp.	13,584	1,324,847
Modine Manufacturing Co. (a)	8,989	2,400,243
Simpson Manufacturing Co., Inc.	15,733	3,293,704
See accompanying notes to financial statements.
BHFTII-381

Brighthouse Funds Trust II
T. Rowe Price Small Cap Growth Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Building Products—(Continued)
Zurn Elkay Water Solutions Corp.	62,200	$3,142,966
		18,050,977
Capital Markets — 2.5%
Affiliated Managers Group, Inc.	7,806	2,641,550
Lincoln International, Inc. (a)	47,935	1,144,208
Marex Group PLC	143,614	8,753,273
Miami International Holdings, Inc. (a)	29,000	1,077,640
StepStone Group, Inc. - Class A	38,282	1,583,344
StoneX Group, Inc. (a)	97,609	11,566,667
TPG, Inc.	27,846	1,129,155
		27,895,837
Chemicals — 1.5%
Balchem Corp.	6,859	1,158,828
Cabot Corp. (b)	38,904	3,533,261
Element Solutions, Inc.	48,629	2,322,035
NewMarket Corp.	4,760	3,766,302
RPM International, Inc.	33,526	3,726,415
Solstice Advanced Materials, Inc.	23,846	2,112,756
		16,619,597
Commercial Services & Supplies — 0.1%
Brink's Co.	17,163	1,621,732
Communications Equipment — 1.3%
Digi International, Inc. (a) (b)	68,975	5,169,676
Extreme Networks, Inc. (a)	167,790	5,431,362
Harmonic, Inc. (a)	80,940	1,321,750
Viavi Solutions, Inc. (a)	64,758	3,092,195
		15,014,983
Construction & Engineering — 3.1%
API Group Corp. (a)	52,260	2,213,212
Argan, Inc. (b)	10,745	8,580,420
Cardinal Infrastructure Group, Inc. - Class A (a)	39,047	3,678,227
Dycom Industries, Inc. (a)	3,602	1,821,135
Everus Construction Group, Inc. (a)	7,100	1,178,245
Granite Construction, Inc. (b)	41,103	6,497,562
MYR Group, Inc. (a)	13,040	6,525,216
Valmont Industries, Inc.	7,909	4,568,239
		35,062,256
Construction Materials — 0.4%
Knife River Corp. (a)	56,580	4,732,917
Consumer Finance — 1.4%
Enova International, Inc. (a)	31,435	7,567,348
FirstCash Holdings, Inc. (b)	40,144	8,683,950
		16,251,298
Consumer Staples Distribution & Retail — 0.5%
Casey's General Stores, Inc.	3,100	2,463,849
PriceSmart, Inc.	16,894	3,300,074
		5,763,923
Security Description	Shares	Value
Diversified Consumer Services — 1.9%
Covista, Inc. (a)	41,028	$5,114,550
Frontdoor, Inc. (a)	68,167	5,289,078
Laureate Education, Inc. (a)	104,024	3,778,152
Liberty Live Holdings, Inc. - Class C (a)	22,900	2,419,156
Stride, Inc. (a)	29,137	2,512,775
Universal Technical Institute, Inc. (a) (b)	56,873	2,432,458
		21,546,169
Electrical Equipment — 3.3%
Acuity, Inc.	18,435	6,943,727
DPC Holdings Ltd. (a)	14,962	734,036
EnerSys	33,477	7,827,592
Innio NV (a) (b)	21,801	862,230
Nextpower, Inc. - Class A (a) (b)	43,198	5,146,610
nVent Electric PLC	31,141	5,281,825
Powell Industries, Inc.	7,500	2,147,700
Preformed Line Products Co.	1,749	718,069
Shoals Technologies Group, Inc. - Class A (a) (b)	210,533	2,084,277
Vicor Corp. (a) (b)	13,067	4,962,585
X-Energy, Inc. (a) (b)	50,867	933,918
		37,642,569
Electronic Equipment, Instruments & Components — 5.1%
Advanced Energy Industries, Inc.	4,110	1,532,496
Badger Meter, Inc. (b)	16,135	2,394,111
Bel Fuse, Inc. - Class B (b)	29,984	9,985,871
Belden, Inc.	73,682	8,835,209
Cognex Corp.	100,668	7,290,377
Fabrinet (a)	3,981	2,237,640
Itron, Inc. (a) (b)	39,913	3,453,672
Novanta, Inc. (a) (b)	21,958	3,562,466
OSI Systems, Inc. (a)	20,714	4,530,152
Plexus Corp. (a) (b)	17,458	5,249,097
Teledyne Technologies, Inc. (a)	12,255	8,172,859
		57,243,950
Energy Equipment & Services — 2.4%
Archrock, Inc. (b)	59,100	2,405,961
Expro Group Holdings NV (a) (b)	169,192	2,498,966
Flowco Holdings, Inc. - Class A	100,167	2,137,564
HMH Holding, Inc. - Class A (a) (b)	41,538	778,422
Kodiak Gas Services, Inc.	50,300	3,779,039
TechnipFMC PLC	91,176	6,044,969
Tidewater, Inc. (a)	52,867	3,522,528
Weatherford International PLC	70,059	5,709,808
		26,877,257
Entertainment — 0.5%
IMAX Corp. (a) (b)	100,100	3,989,986
TKO Group Holdings, Inc. (b)	10,645	2,142,945
		6,132,931
Financial Services — 1.1%
Euronet Worldwide, Inc. (a)	13,856	1,014,121
EVERTEC, Inc.	50,684	1,408,002
See accompanying notes to financial statements.
BHFTII-382

Brighthouse Funds Trust II
T. Rowe Price Small Cap Growth Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Financial Services—(Continued)
Marqeta, Inc. - Class A (a)	243,967	$990,506
Sezzle, Inc. (a) (b)	32,765	5,623,457
Toast, Inc. - Class A (a)	101,736	2,830,295
		11,866,381
Ground Transportation — 0.3%
Saia, Inc. (a)	8,275	3,485,099
Health Care Equipment & Supplies — 3.2%
Establishment Labs Holdings, Inc. (a) (b)	43,180	3,705,276
Glaukos Corp. (a) (b)	9,490	1,326,322
Globus Medical, Inc. - Class A (a)	41,365	3,268,249
Haemonetics Corp. (a)	34,646	2,598,450
Kestra Medical Technologies Ltd. (a)	50,100	1,274,544
Lantheus Holdings, Inc. (a)	75,434	8,368,648
LeMaitre Vascular, Inc. (b)	49,640	4,763,454
Merit Medical Systems, Inc. (a)	53,562	3,713,989
STERIS PLC	9,364	1,971,778
UFP Technologies, Inc. (a) (b)	21,046	5,579,926
		36,570,636
Health Care Providers & Services — 3.9%
Billiontoone, Inc. - Class A (a) (b)	14,062	1,687,159
BrightSpring Health Services, Inc. (a)	163,013	11,368,527
Concentra Group Holdings Parent, Inc. (b)	99,427	2,957,953
Encompass Health Corp.	53,703	5,428,299
Ensign Group, Inc.	23,823	3,818,827
Guardant Health, Inc. (a)	18,574	2,786,657
HealthEquity, Inc. (a)	52,266	4,720,665
LifeStance Health Group, Inc. (a)	231,372	2,477,994
RadNet, Inc. (a) (b)	57,388	3,539,118
Tenet Healthcare Corp. (a)	27,918	5,222,900
		44,008,099
Health Care REITs — 0.6%
American Healthcare REIT, Inc. (b)	59,584	3,107,306
CareTrust REIT, Inc.	80,200	3,236,070
		6,343,376
Health Care Technology — 0.2%
Waystar Holding Corp. (a) (b)	130,685	2,682,963
Hotel & Resort REITs — 0.5%
Ryman Hospitality Properties, Inc. (b)	42,199	5,424,681
Hotels, Restaurants & Leisure — 1.9%
Boyd Gaming Corp.	31,309	2,765,524
Brinker International, Inc. (a)	16,526	2,776,368
Cava Group, Inc. (a)	12,209	958,162
Churchill Downs, Inc.	16,855	1,510,882
Dutch Bros, Inc. - Class A (a)	45,249	3,249,331
Life Time Group Holdings, Inc. (a) (b)	56,424	2,304,356
Monarch Casino & Resort, Inc.	12,084	1,590,375
Navan, Inc. - Class A (a)	97,823	2,237,212
Travel & Leisure Co.	49,429	3,777,859
		21,170,069
Security Description	Shares	Value
Household Durables — 1.6%
Cavco Industries, Inc. (a)	5,719	$3,513,639
Green Brick Partners, Inc. (a) (b)	49,424	3,955,897
Installed Building Products, Inc. (b)	17,469	4,015,075
SharkNinja, Inc. (a)	44,781	6,818,803
		18,303,414
Independent Power and Renewable Electricity Producers — 0.1%
Fervo Energy Co. - Class A (a)	35,435	1,035,765
Industrial REITs — 0.2%
Rexford Industrial Realty, Inc. (b)	66,434	2,225,539
Insurance — 1.6%
Oscar Health, Inc. - Class A (a)	118,632	3,383,385
Palomar Holdings, Inc. (a)	16,588	2,096,557
Primerica, Inc.	11,311	3,214,586
SiriusPoint Ltd. (a)	114,744	2,753,856
Skyward Specialty Insurance Group, Inc. (a) (b)	106,906	6,237,965
		17,686,349
Interactive Media & Services — 0.2%
Cargurus, Inc. (a) (b)	31,123	1,060,983
EverQuote, Inc. - Class A (a)	51,743	1,230,966
		2,291,949
IT Services — 0.4%
DigitalOcean Holdings, Inc. (a) (b)	8,547	1,342,135
Fastly, Inc. - Class A (a)	146,796	2,695,175
		4,037,310
Life Sciences Tools & Services — 1.6%
10X Genomics, Inc. - Class A (a)	164,691	6,314,253
Adaptive Biotechnologies Corp. (a)	131,056	2,811,151
Charles River Laboratories International, Inc. (a)	16,975	3,849,760
Medpace Holdings, Inc. (a)	6,843	3,623,984
Repligen Corp. (a) (b)	14,136	1,928,716
		18,527,864
Machinery — 6.0%
Allison Transmission Holdings, Inc.	13,869	1,563,591
Atmus Filtration Technologies, Inc.	149,446	7,620,251
Blue Bird Corp. (a) (b)	36,016	2,843,823
Crane Co.	10,739	2,395,549
Enpro, Inc.	8,505	3,205,790
Esab Corp. (b)	52,116	5,140,201
ESCO Technologies, Inc.	26,088	9,131,843
Federal Signal Corp. (b)	67,473	8,669,606
JBT Marel Corp. (b)	38,814	5,628,030
Kadant, Inc. (b)	12,518	3,933,531
Mueller Industries, Inc.	43,859	5,391,587
SPX Technologies, Inc. (a)	11,939	2,927,085
Toro Co.	24,346	2,371,787
Watts Water Technologies, Inc. - Class A	18,382	7,195,634
		68,018,308
See accompanying notes to financial statements.
BHFTII-383

Brighthouse Funds Trust II
T. Rowe Price Small Cap Growth Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Common Stocks—(Continued)
Security Description	Shares	Value
Marine Transportation — 0.3%
Kirby Corp. (a)	26,523	$3,606,332
Media — 0.4%
DoubleVerify Holdings, Inc. (a)	184,418	1,999,091
Nexstar Media Group, Inc. (b)	13,245	2,365,425
		4,364,516
Metals & Mining — 1.9%
Alamos Gold, Inc. - Class A	32,700	991,433
Almonty Industries, Inc. (a)	67,611	1,119,638
Artemis Gold, Inc. (a)	73,900	1,626,243
Coeur Mining, Inc.	190,878	3,115,129
First Quantum Minerals Ltd. (a)	35,800	977,890
Ivanhoe Electric, Inc. (a)	82,648	794,247
Materion Corp.	3,800	1,130,082
MP Materials Corp. (a) (b)	24,236	1,357,458
SSR Mining, Inc. (a)	110,056	3,112,384
U.S. Antimony Corp. (a) (b)	170,600	1,238,556
USA Rare Earth, Inc. (a) (b)	172,511	3,722,787
Warrior Met Coal, Inc.	29,006	2,354,127
		21,539,974
Oil, Gas & Consumable Fuels — 2.4%
Centrus Energy Corp. - Class A (a) (b)	6,309	1,059,092
Energy Fuels, Inc. (a) (b)	219,838	3,187,651
Golar LNG Ltd.	21,957	1,094,337
Matador Resources Co.	34,103	1,697,647
Permian Resources Corp. - Class A	361,893	6,662,450
Range Resources Corp.	95,891	3,566,186
Uranium Energy Corp. (a) (b)	600,807	6,404,603
Viper Energy, Inc. - Class A	67,168	2,847,923
		26,519,889
Paper & Forest Products — 0.1%
Louisiana-Pacific Corp. (b)	18,445	1,450,884
Personal Care Products — 0.2%
Interparfums, Inc. (b)	18,449	2,063,705
Pharmaceuticals — 2.5%
Alumis, Inc. (a)	121,367	3,415,267
AtaiBeckley, Inc. (a)	92,900	489,583
Avalyn Pharma, Inc. (a)	43,485	1,431,526
Axsome Therapeutics, Inc. (a)	2,959	724,275
Crinetics Pharmaceuticals, Inc. (a) (b)	130,115	4,868,903
Definium Therapeutics, Inc. (a) (b)	81,141	3,816,873
Edgewise Therapeutics, Inc. (a)	33,759	1,371,628
Enliven Therapeutics, Inc. (a) (b)	52,283	2,653,362
Indivior Pharmaceuticals, Inc. (a)	57,919	2,376,417
Ligand Pharmaceuticals, Inc. (a)	5,400	1,706,886
Liquidia Corp. (a) (b)	40,054	3,193,506
MediWound Ltd. (a) (b)	20,500	301,350
Ocular Therapeutix, Inc. (a) (b)	166,578	1,635,796
Prestige Consumer Healthcare, Inc. (a) (b)	10,990	519,497
		28,504,869
Security Description	Shares	Value
Professional Services — 0.4%
Booz Allen Hamilton Holding Corp.	29,925	$1,815,549
FTI Consulting, Inc. (a)	19,483	2,903,162
		4,718,711
Real Estate Management & Development — 0.1%
Compass, Inc. - Class A (a)	96,300	1,187,379
Retail REITs — 0.1%
NETSTREIT Corp. (b)	72,029	1,521,973
Semiconductors & Semiconductor Equipment — 7.6%
Ambarella, Inc. (a) (b)	41,000	3,517,800
Axcelis Technologies, Inc. (a)	23,322	4,418,353
AXT, Inc. (a) (b)	47,599	3,430,936
Cohu, Inc. (a)	27,941	2,065,119
Diodes, Inc. (a)	42,303	4,629,640
Entegris, Inc.	39,282	7,065,261
FormFactor, Inc. (a)	7,378	1,179,964
Impinj, Inc. (a) (b)	16,288	2,332,930
Kulicke & Soffa Industries, Inc.	8,100	1,083,456
Lattice Semiconductor Corp. (a)	32,593	4,985,425
MACOM Technology Solutions Holdings, Inc. (a)	12,275	4,669,042
MaxLinear, Inc. (a) (b)	50,972	6,525,945
MKS, Inc.	15,614	6,945,107
Onto Innovation, Inc. (a)	10,789	4,083,097
Photronics, Inc. (a)	83,738	2,723,997
Power Integrations, Inc. (b)	22,967	1,923,716
Rambus, Inc. (a)	53,035	7,039,866
SiTime Corp. (a)	2,509	1,870,610
Skyworks Solutions, Inc. (b)	81,860	5,550,108
Tower Semiconductor Ltd. (a)	13,686	3,567,119
Veeco Instruments, Inc. (a)	74,065	5,614,127
		85,221,618
Software — 8.3%
A10 Networks, Inc.	59,420	2,219,931
ACI Worldwide, Inc. (a)	83,628	4,205,652
Adeia, Inc.	138,687	4,566,963
Agilysys, Inc. (a)	23,848	2,492,116
Alarm.com Holdings, Inc. (a)	34,856	1,628,472
Appfolio, Inc. - Class A (a) (b)	24,929	3,997,365
Arteris, Inc. (a)	32,429	1,575,725
Bill Holdings, Inc. (a) (b)	89,932	3,251,941
BlackBerry Ltd. (a)	140,100	1,772,265
BlackLine, Inc. (a)	26,740	750,592
CCC Intelligent Solutions Holdings, Inc. (a) (b)	596,230	3,076,547
Cipher Digital, Inc. (a) (b)	162,247	3,975,052
Clear Secure, Inc. - Class A	40,000	2,229,200
Commvault Systems, Inc. (a) (b)	12,680	1,797,136
Core Scientific, Inc. (a)	120,155	3,074,766
Descartes Systems Group, Inc. (a)	57,825	4,003,803
D-Wave Quantum, Inc. (a)	118,086	2,832,883
HubSpot, Inc. (a)	12,500	2,281,375
Hut 8 Corp. (a)	29,830	3,443,724
InterDigital, Inc. (b)	39,766	11,258,948
JFrog Ltd. (a) (b)	82,783	7,523,319
See accompanying notes to financial statements.
BHFTII-384

Brighthouse Funds Trust II
T. Rowe Price Small Cap Growth Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Common Stocks—(Continued)
Securities Lending Reinvestments (e)—10.7%
Security Description	Shares	Value
Software—(Continued)
Mitek Systems, Inc. (a)	89,743	$1,806,527
Pegasystems, Inc. (b)	58,697	1,759,149
Procore Technologies, Inc. (a)	37,173	1,509,967
PTC, Inc. (a)	28,914	3,284,920
Q2 Holdings, Inc. (a) (b)	44,549	2,142,807
Samsara, Inc. - Class A (a)	143,207	4,644,203
ServiceTitan, Inc. - Class A (a)	25,200	1,781,892
SPS Commerce, Inc. (a) (b)	15,860	906,716
Teradata Corp. (a) (b)	31,430	1,089,050
Workiva, Inc. (a)	46,543	2,257,801
		93,140,807
Specialized REITs — 0.4%
Lamar Advertising Co. - Class A	13,800	2,152,524
Outfront Media, Inc.	67,200	2,201,472
		4,353,996
Specialty Retail — 1.4%
Abercrombie & Fitch Co. - Class A (a)	46,743	4,207,337
Boot Barn Holdings, Inc. (a)	25,465	4,183,136
Build-A-Bear Workshop, Inc. (b)	31,110	952,277
Burlington Stores, Inc. (a)	4,362	1,381,882
Urban Outfitters, Inc. (a)	45,629	3,233,271
Victoria's Secret & Co. (a)	19,200	1,602,816
		15,560,719
Textiles, Apparel & Luxury Goods — 0.7%
Amer Sports, Inc. (a)	77,605	2,626,153
Birkenstock Holding PLC (a) (b)	26,623	1,145,588
Crocs, Inc. (a) (b)	13,519	1,630,932
Ermenegildo Zegna NV	53,300	693,966
Kontoor Brands, Inc. (b)	16,414	1,367,943
		7,464,582
Trading Companies & Distributors — 0.8%
Applied Industrial Technologies, Inc.	13,230	4,473,725
McGrath RentCorp	11,075	1,340,407
SiteOne Landscape Supply, Inc. (a)	30,620	3,503,234
		9,317,366
Total Common Stocks (Cost $909,952,333)		1,125,902,750

Short-Term Investments—0.1%
Short-Term Investment Funds—0.1%
T. Rowe Price Government Reserve Fund
3.680% (c) (d)	1,243,654	1,243,654
Total Short-Term Investments (Cost $1,243,654)		1,243,654

Security Description	Shares/ Principal Amount*	Value

Short-Term Investment Funds—7.9%
Allspring Government Money Market Fund, Select Class 3.570% (d)	15,000,000	$15,000,000
BlackRock Liquidity Funds FedFund, Institutional Shares 3.540% (d)	15,000,000	15,000,000
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class 3.520% (d)	15,000,000	15,000,000
Fidelity Investments Money Market Government Portfolio, Class I 3.530% (d)	5,000,000	5,000,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 3.530% (d)	2,000,000	2,000,000
Invesco STIT-Government & Agency Portfolio, Institutional Class 3.570% (d)	15,000,000	15,000,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares 3.560% (d)	15,000,000	15,000,000
RBC BlueBay U.S. Government Money Market Fund, Institutional Shares 3.550% (d)	2,000,000	2,000,000
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.580% (d)	5,000,000	5,000,000
		89,000,000

Repurchase Agreements—2.8%
Bank of Nova Scotia
Repurchase Agreement dated 06/30/26 at 3.770%, due on 07/01/26 with a maturity value of $1,000,105; collateralized by various Common Stock with an aggregate market value of $1,111,810	1,000,000	1,000,000
Barclays Capital, Inc.
Repurchase Agreement dated 06/30/26 at 3.680%, due on 07/01/26 with a maturity value of $5,000,511; collateralized by U.S. Treasury Obligations with rates ranging from 3.500% - 4.625%, maturity dates ranging from 01/31/28 - 05/31/31, and an aggregate market value of $5,100,001	5,000,000	5,000,000
Citigroup Global Markets, Inc.
Repurchase Agreement dated 06/30/26 at 3.630%, due on 07/01/26 with a maturity value of $10,001,008; collateralized by U.S. Treasury Obligations with rates ranging from 0.625% - 4.375%, maturity dates ranging from 11/30/28 - 05/15/42, and an aggregate market value of $10,200,001	10,000,000	10,000,000
Repurchase Agreement dated 06/30/26 at 4.110%, due on 01/04/27 with a maturity value of $4,085,853; collateralized by various Common Stock with an aggregate market value of $4,400,001	4,000,000	4,000,000
Jefferies LLC
Repurchase Agreement dated 06/30/26 at 3.690%, due on 07/01/26 with a maturity value of $6,461,175; collateralized by U.S. Government Agency Obligations with rates ranging from 4.628% - 6.500%, maturity dates ranging from 07/25/55 - 06/20/56, and an aggregate market value of $6,589,751	6,460,513	6,460,513
National Bank of Canada
Repurchase Agreement dated 06/30/26 at 3.790%, due on 07/07/26 with a maturity value of $4,002,948; collateralized by various Common Stock with an aggregate market value of $4,458,505	4,000,000	4,000,000
See accompanying notes to financial statements.
BHFTII-385

Brighthouse Funds Trust II
T. Rowe Price Small Cap Growth Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Securities Lending Reinvestments (e)—(Continued)
Security Description	Principal Amount*	Value
Repurchase Agreements—(Continued)
Societe Generale
Repurchase Agreement dated 06/30/26 at 3.630%, due on 07/01/26 with a maturity value of $500,050; collateralized by U.S. Treasury Obligations with rates ranging from 0.625% - 1.625%, maturity dates ranging from 12/31/27 - 11/15/50, and an aggregate market value of $510,000	500,000	$500,000
		30,960,513
Total Securities Lending Reinvestments (Cost $119,960,513)		119,960,513
Total Investments—110.7% (Cost $1,031,156,500)		1,247,106,917
Other assets and liabilities (net)—(10.7)%		(120,100,692)
Net Assets—100.0%		$1,127,006,225

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of June 30, 2026, the market value of securities loaned was $225,954,109 and the collateral received consisted of cash in the amount of $119,960,513 and non-cash collateral with a value of $111,870,470. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending
Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio. As such, this collateral is excluded from the Statement of Assets and
Liabilities.

(c)	Affiliated Issuer. (See the table that follows for a summary of transactions in affiliated issuers.)
(d)	The rate shown represents the annualized seven-day yield as of June 30, 2026.
(e)	Represents investment of cash collateral received from securities on loan as of June 30, 2026.
Transactions in Securities of Affiliated Issuers
A summary of the Portfolio’s transactions in the securities of affiliated issuers for the six months ended June 30, 2026 is as follows:
Security Description	Market Value December 31, 2025	Purchases	Sales	Ending Value as of June 30, 2026
T. Rowe Price Government Reserve Fund	$1,575,193	$81,766,870	$(82,098,409)	$1,243,654

Security Description	Income earned from affiliates during the period	Number of shares held at June 30, 2026
T. Rowe Price Government Reserve Fund	$95,023	1,243,654
Investment Transactions
Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended June 30, 2026 were as follows:
Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$0	$489,914,967	$0	$674,561,418
The following table provides a breakdown of transactions accounted for as secured borrowings, the gross obligations by the type of collateral pledged, and the remaining contractual maturities of those transactions.
Remaining Contractual Maturity of the Agreements As of June 30, 2026
	Overnight and Continuous	Up to 30 Days	31 - 90 Days	Greater than 90 days	Total
Securities Lending Transactions
Common Stocks	$(119,960,513)	$—	$—	$—	$(119,960,513)
Gross amount of recognized liabilities for securities lending transactions					$(119,960,513)
See accompanying notes to financial statements.
BHFTII-386

Brighthouse Funds Trust II
T. Rowe Price Small Cap Growth Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2026. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.
Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$1,125,902,750	$—	$—	$1,125,902,750
Total Short-Term Investments*	1,243,654	—	—	1,243,654
Securities Lending Reinvestments
Short-Term Investment Funds	89,000,000	—	—	89,000,000
Repurchase Agreements	—	30,960,513	—	30,960,513
Total Securities Lending Reinvestments	89,000,000	30,960,513	—	119,960,513
Total Investments	$1,216,146,404	$30,960,513	$—	$1,247,106,917
Collateral for Securities Loaned (Liability)	$—	$(119,960,513)	$—	$(119,960,513)

*	See Schedule of Investments for additional detailed categorizations.
See accompanying notes to financial statements.
BHFTII-387

Brighthouse Funds Trust II
T. Rowe Price Small Cap Growth Portfolio
Statement of Assets and Liabilities

June 30, 2026 (Unaudited)
Assets
Investments at value (a) (b)	$1,245,863,263
Affiliated investments at value (c)	1,243,654
Cash	3,149,376
Receivable for:
Investments sold	6,463,839
Fund shares sold	5,827
Dividends and interest	230,454
Dividends on affiliated investments	82,018
Total Assets	1,257,038,431
Liabilities
Collateral for securities loaned	119,960,513
Payable for:
Investments purchased	6,559,032
Fund shares redeemed	2,535,472
Accrued Expenses:
Management fees	406,997
Distribution and service fees	64,384
Deferred trustees’ fees	259,582
Other expenses	246,226
Total Liabilities	130,032,206
Net Assets	$1,127,006,225
Net Assets Consist of:
Paid in surplus	$723,439,138
Distributable earnings (Accumulated losses)	403,567,087
Net Assets	$1,127,006,225
Net Assets
Class A	$798,751,809
Class B	315,359,337
Class E	10,942,299
Class G	1,952,780
Capital Shares Outstanding*
Class A	40,002,898
Class B	20,106,418
Class E	636,686
Class G	142,440
Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$19.97
Class B	15.68
Class E	17.19
Class G	13.71

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments, excluding affiliated investments, was $1,029,912,846.
(b)	Includes securities loaned at value of $225,954,109.
(c)	Identified cost of affiliated investments was $1,243,654.
Statement of Operations

Six Months Ended June 30, 2026 (Unaudited)
Investment Income
Dividends (a)	$2,357,089
Dividends from affiliated investments	95,023
Securities lending income, net	121,356
Total investment income	2,573,468
Expenses
Management fees	2,602,024
Administration fees	32,062
Custodian and accounting fees	30,096
Distribution and service fees—Class B	364,796
Distribution and service fees—Class E	7,685
Distribution and service fees—Class G	2,755
Audit and tax services	24,939
Legal	23,184
Trustees’ fees and expenses	39,804
Shareholder reporting	43,002
Insurance	4,519
Miscellaneous	9,333
Total expenses	3,184,199
Less management fee waiver	(117,572)
Net expenses	3,066,627
Net Investment Loss	(493,159)
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	190,295,778
Foreign currency transactions	(1,769)
Net realized gain (loss)	190,294,009
Net change in unrealized appreciation (depreciation) on investments	24,755,540
Net realized and unrealized gain (loss)	215,049,549
Net Increase (Decrease) in Net Assets From Operations	$214,556,390

(a)	Net of foreign withholding taxes of $18,722.
See accompanying notes to financial statements.
BHFTII-388

Brighthouse Funds Trust II
T. Rowe Price Small Cap Growth Portfolio
Statements of Changes in Net Assets
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
Increase (Decrease) in Net Assets:
From Operations
Net investment income (loss)	$(493,159)	$(578,484)
Net realized gain (loss)	190,294,009	138,565,244
Net change in unrealized appreciation (depreciation)	24,755,540	(29,450,941)
Increase (decrease) in net assets from operations	214,556,390	108,535,819
From Distributions to Shareholders
Class A	(90,295,855)	(166,253,732)
Class B	(43,572,056)	(69,850,870)
Class E	(1,390,390)	(2,393,390)
Class G	(302,070)	(560,585)
Total distributions	(135,560,371)	(239,058,577)
Increase (decrease) in net assets from capital share transactions	(50,054,517)	105,514,850
Total increase (decrease) in net assets	28,941,502	(25,007,908)
Net Assets
Beginning of period	1,098,064,723	1,123,072,631
End of period	$1,127,006,225	$1,098,064,723

Other Information:
Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31, 2025
	Shares	Value	Shares	Value
Class A
Sales	309,956	$6,184,267	782,837	$15,280,402
Reinvestments	4,717,652	90,295,855	9,937,461	166,253,732
Redemptions	(8,031,387)	(164,094,385)	(5,362,323)	(100,872,066)
Net increase (decrease)	(3,003,779)	$(67,614,263)	5,357,975	$80,662,068
Class B
Sales	170,211	$2,725,881	482,585	$7,806,898
Reinvestments	2,897,078	43,572,056	5,139,873	69,850,870
Redemptions	(1,798,087)	(28,896,935)	(3,421,117)	(53,633,802)
Net increase (decrease)	1,269,202	$17,401,002	2,201,341	$24,023,966
Class E
Sales	13,864	$252,750	21,591	$395,810
Reinvestments	84,368	1,390,390	162,926	2,393,390
Redemptions	(86,910)	(1,520,964)	(122,854)	(2,067,615)
Net increase (decrease)	11,322	$122,176	61,663	$721,585
Class G
Sales	567	$8,071	5,171	$78,041
Reinvestments	22,989	302,070	46,215	560,585
Redemptions	(19,567)	(273,573)	(40,662)	(531,395)
Net increase (decrease)	3,989	$36,568	10,724	$107,231
Increase (decrease) derived from capital shares transactions		$(50,054,517)		$105,514,850
See accompanying notes to financial statements.
BHFTII-389

Brighthouse Funds Trust II
T. Rowe Price Small Cap Growth Portfolio
Financial Highlights
Selected per share data
	Class A
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$18.63	$21.43	$19.90	$16.77	$27.02	$27.04
Income (Loss) from Investment Operations
Net investment income (loss) (a)	(0.00) (b)	0.00 (b)	0.01	0.02	0.03	(0.01)
Net realized and unrealized gain (loss)	3.84	1.70	2.61	3.56	(6.25)	2.99
Total income (loss) from investment operations	3.84	1.70	2.62	3.58	(6.22)	2.98
Less Distributions
Distributions from net investment income	0.00	(0.06)	(0.01)	(0.01)	(0.05)	(0.01)
Distributions from net realized capital gains	(2.50)	(4.44)	(1.08)	(0.44)	(3.98)	(2.99)
Total distributions	(2.50)	(4.50)	(1.09)	(0.45)	(4.03)	(3.00)
Net Asset Value, End of Period	$19.97	$18.63	$21.43	$19.90	$16.77	$27.02
Total Return (%) (c)	21.19 (d)	10.30	13.47	21.57	(22.15)	11.67
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.51 (e)	0.51	0.51	0.51	0.50	0.49
Net ratio of expenses to average net assets (%) (f)	0.49 (e)	0.49	0.48	0.48	0.48	0.47
Ratio of net investment income (loss) to average net assets (%)	(0.02) (e)	0.01	0.04	0.11	0.16	(0.04)
Portfolio turnover rate (%)	45 (d)	50	42	34	34	28
Net assets, end of period (in millions)	$798.8	$801.3	$806.8	$888.3	$837.2	$1,152.5

	Class B
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$15.11	$18.23	$17.11	$14.50	$24.09	$24.47
Income (Loss) from Investment Operations
Net investment income (loss) (a)	(0.02)	(0.04)	(0.04)	(0.02)	(0.02)	(0.07)
Net realized and unrealized gain (loss)	3.09	1.36	2.24	3.07	(5.59)	2.68
Total income (loss) from investment operations	3.07	1.32	2.20	3.05	(5.61)	2.61
Less Distributions
Distributions from net investment income	0.00	(0.00) (g)	0.00	0.00	0.00	0.00
Distributions from net realized capital gains	(2.50)	(4.44)	(1.08)	(0.44)	(3.98)	(2.99)
Total distributions	(2.50)	(4.44)	(1.08)	(0.44)	(3.98)	(2.99)
Net Asset Value, End of Period	$15.68	$15.11	$18.23	$17.11	$14.50	$24.09
Total Return (%) (c)	21.02 (d)	10.00	13.20	21.28	(22.34)	11.36
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.76 (e)	0.76	0.76	0.76	0.75	0.74
Net ratio of expenses to average net assets (%) (f)	0.74 (e)	0.74	0.73	0.73	0.73	0.72
Ratio of net investment income (loss) to average net assets (%)	(0.27) (e)	(0.24)	(0.21)	(0.14)	(0.10)	(0.29)
Portfolio turnover rate (%)	45 (d)	50	42	34	34	28
Net assets, end of period (in millions)	$315.4	$284.7	$303.3	$319.8	$294.1	$423.9
Please see  following page for Financial Highlights footnote legend.
See accompanying notes to financial statements.
BHFTII-390

Brighthouse Funds Trust II
T. Rowe Price Small Cap Growth Portfolio
Financial Highlights
Selected per share data
	Class E
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$16.35	$19.35	$18.09	$15.29	$25.09	$25.34
Income (Loss) from Investment Operations
Net investment income (loss) (a)	(0.01)	(0.02)	(0.02)	(0.01)	(0.00) (b)	(0.05)
Net realized and unrealized gain (loss)	3.35	1.48	2.36	3.25	(5.82)	2.79
Total income (loss) from investment operations	3.34	1.46	2.34	3.24	(5.82)	2.74
Less Distributions
Distributions from net investment income	0.00	(0.02)	0.00	0.00	0.00	0.00
Distributions from net realized capital gains	(2.50)	(4.44)	(1.08)	(0.44)	(3.98)	(2.99)
Total distributions	(2.50)	(4.46)	(1.08)	(0.44)	(3.98)	(2.99)
Net Asset Value, End of Period	$17.19	$16.35	$19.35	$18.09	$15.29	$25.09
Total Return (%) (c)	21.09 (d)	10.17	13.25	21.42	(22.28)	11.49
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.66 (e)	0.66	0.66	0.66	0.65	0.64
Net ratio of expenses to average net assets (%) (f)	0.64 (e)	0.64	0.63	0.63	0.63	0.62
Ratio of net investment income (loss) to average net assets (%)	(0.17) (e)	(0.14)	(0.11)	(0.04)	(0.00) (h)	(0.19)
Portfolio turnover rate (%)	45 (d)	50	42	34	34	28
Net assets, end of period (in millions)	$10.9	$10.2	$10.9	$11.8	$11.2	$17.7

	Class G
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$13.49	$16.75	$15.82	$13.44	$22.74	$23.26
Income (Loss) from Investment Operations
Net investment income (loss) (a)	(0.02)	(0.04)	(0.04)	(0.03)	(0.02)	(0.08)
Net realized and unrealized gain (loss)	2.74	1.22	2.05	2.85	(5.30)	2.55
Total income (loss) from investment operations	2.72	1.18	2.01	2.82	(5.32)	2.47
Less Distributions
Distributions from net investment income	0.00	(0.00) (g)	0.00	0.00	0.00	0.00
Distributions from net realized capital gains	(2.50)	(4.44)	(1.08)	(0.44)	(3.98)	(2.99)
Total distributions	(2.50)	(4.44)	(1.08)	(0.44)	(3.98)	(2.99)
Net Asset Value, End of Period	$13.71	$13.49	$16.75	$15.82	$13.44	$22.74
Total Return (%) (c)	20.97 (d)	10.04	13.07	21.24	(22.40)	11.34
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.81 (e)	0.81	0.81	0.81	0.80	0.79
Net ratio of expenses to average net assets (%) (f)	0.79 (e)	0.79	0.78	0.78	0.78	0.77
Ratio of net investment income (loss) to average net assets (%)	(0.32) (e)	(0.29)	(0.26)	(0.19)	(0.15)	(0.34)
Portfolio turnover rate (%)	45 (d)	50	42	34	34	28
Net assets, end of period (in millions)	$2.0	$1.9	$2.1	$2.3	$2.3	$3.8

(a)	Per share amounts based on average shares outstanding during the period.
(b)	Net investment income (loss) was less than $0.01.
(c)
Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

(d)	Periods less than one year are not computed on an annualized basis.
(e)	Computed on an annualized basis.
(f)	Includes the effects of management fee waivers (see Note 5 of the Notes to Financial Statements).
(g)	Distributions from net investment income were less than $0.01.
(h)	Ratio of net investment income (loss) to average net assets was less than 0.01%.
See accompanying notes to financial statements.
BHFTII-391

Brighthouse Funds Trust II
VanEck Global Natural Resources Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Common Stocks—98.1% of Net Assets

Security Description	Shares	Value

Chemicals — 9.6%
CF Industries Holdings, Inc.	60,800	$6,582,207
Corteva, Inc.	203,133	17,203,334
Neo Performance Materials, Inc.	292,684	7,672,830
Nutrien Ltd. (a)	521,523	32,829,873
		64,288,244
Construction & Engineering — 1.3%
Arcosa, Inc. (a)	61,804	8,979,503
Construction Materials — 3.7%
CRH PLC	233,200	24,952,400
Containers & Packaging — 4.8%
International Paper Co. (a)	414,000	15,773,400
Smurfit Westrock PLC (a)	355,200	16,431,552
		32,204,952
Energy Equipment & Services — 3.8%
SLB Ltd. (a)	378,000	17,573,220
Weatherford International PLC (a)	98,400	8,019,600
		25,592,820
Food Products — 5.8%
Bunge Global SA (a)	134,100	14,312,493
JBS NV - Class A	1,177,850	13,957,523
Pilgrim's Pride Corp. (a)	382,400	10,749,264
		39,019,280
Metals & Mining — 29.1%
Agnico Eagle Mines Ltd.	106,733	16,557,490
Alcoa Corp.	208,100	10,850,334
Anglo American PLC	323,582	15,848,208
ArcelorMittal SA (NY Registry Shares) (a)	115,400	6,949,388
Coeur Mining, Inc.	522,400	8,525,568
Commercial Metals Co.	227,800	14,294,450
Eldorado Gold Corp.	270,300	8,403,627
First Quantum Minerals Ltd. (b)	368,300	10,060,245
Franco-Nevada Corp.	78,800	16,425,072
G Mining Ventures Corp. (a) (b)	369,400	10,816,980
Glencore PLC (b)	3,165,500	21,590,875
Hudbay Minerals, Inc.	848,500	20,033,085
Kinross Gold Corp.	576,000	13,605,120
Northam Platinum Holdings Ltd.	587,300	8,506,907
Steel Dynamics, Inc.	54,000	12,390,840
		194,858,189
Oil, Gas & Consumable Fuels — 36.2%
BP PLC (ADR) (a)	585,600	21,637,920
Canadian Natural Resources Ltd. (a)	692,800	27,414,021
Chord Energy Corp.	87,300	9,978,390
ConocoPhillips	182,222	18,943,799
Core Natural Resources, Inc.	251,300	20,109,026
Diamondback Energy, Inc.	157,478	27,681,483
Expand Energy Corp.	209,500	19,104,305
Kimbell Royalty Partners LP	1,065,000	15,474,450
Ovintiv, Inc.	509,500	26,825,175
Security Description	Shares/ Principal Amount*	Value
Oil, Gas & Consumable Fuels—(Continued)
Peabody Energy Corp.	471,500	$10,901,080
Permian Resources Corp. - Class A	813,970	14,985,188
Shell PLC (ADR)	188,600	14,624,044
Valero Energy Corp.	29,300	7,630,892
Yellow Cake PLC (b)	1,024,300	7,163,737
		242,473,510
Paper & Forest Products — 3.8%
Louisiana-Pacific Corp. (a)	143,700	11,303,442
West Fraser Timber Co. Ltd. (a)	212,800	14,405,731
		25,709,173
Total Common Stocks (Cost $629,954,514)		658,078,071

Short-Term Investments—4.4%
Short-Term Investment Funds—4.4%
Invesco Treasury Portfolio, Institutional Class
3.560% (c)	29,331,058	29,331,058
Total Short-Term Investments (Cost $29,331,058)		29,331,058

Securities Lending Reinvestments (d)—7.6%
Short-Term Investment Funds—5.8%
Allspring Government Money Market Fund, Select Class 3.570% (c)	4,000,000	4,000,000
BlackRock Liquidity Funds FedFund, Institutional Shares 3.540% (c)	5,000,000	5,000,000
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class 3.520% (c)	5,000,000	5,000,000
Fidelity Investments Money Market Government Portfolio, Class I 3.530% (c)	4,000,000	4,000,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 3.530% (c)	4,000,000	4,000,000
Invesco STIT-Government & Agency Portfolio, Institutional Class 3.570% (c)	5,000,000	5,000,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares 3.560% (c)	4,000,000	4,000,000
RBC BlueBay U.S. Government Money Market Fund, Institutional Shares 3.550% (c)	4,000,000	4,000,000
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.580% (c)	4,000,000	4,000,000
		39,000,000

Certificate of Deposit—0.3%
Sumitomo Mitsui Banking Corp.
3.940%, SOFR + 0.320%, 08/17/26 (e)	2,000,000	2,000,336
Repurchase Agreements—1.5%
Bank of Nova Scotia
Repurchase Agreement dated 06/30/26 at 3.770%, due on 07/01/26 with a maturity value of $2,000,209; collateralized by various Common Stock with an aggregate market value of $2,223,620	2,000,000	2,000,000
See accompanying notes to financial statements.
BHFTII-392

Brighthouse Funds Trust II
VanEck Global Natural Resources Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Securities Lending Reinvestments (d)—(Continued)
Security Description	Principal Amount*	Value
Repurchase Agreements—(Continued)
Barclays Capital, Inc.
Repurchase Agreement dated 06/30/26 at 3.680%, due on 07/01/26 with a maturity value of $100,010; collateralized by U.S. Treasury Obligations with rates ranging from 3.500% - 4.625%, maturity dates ranging from 01/31/28 - 05/31/31, and an aggregate market value of $102,000	100,000	$100,000
Citigroup Global Markets, Inc.
Repurchase Agreement dated 06/30/26 at 4.110%, due on 01/04/27 with a maturity value of $5,107,317; collateralized by various Common Stock with an aggregate market value of $5,500,001	5,000,000	5,000,000
HSBC Bank PLC
Repurchase Agreement dated 06/30/26 at 3.820%, due on 07/01/26 with a maturity value of $200,021; collateralized by various Common Stock with an aggregate market value of $222,445	200,000	200,000
Jefferies LLC
Repurchase Agreement dated 06/30/26 at 3.690%, due on 07/01/26 with a maturity value of $218,383; collateralized by U.S. Government Agency Obligations with rates ranging from 4.628% - 6.500%, maturity dates ranging from 07/25/55 - 06/20/56, and an aggregate market value of $222,729	218,360	218,360
National Bank of Canada
Repurchase Agreement dated 06/30/26 at 3.790%, due on 07/07/26 with a maturity value of $2,001,474; collateralized by various Common Stock with an aggregate market value of $2,229,252	2,000,000	2,000,000
Societe Generale
Repurchase Agreement dated 06/30/26 at 3.630%, due on 07/01/26 with a maturity value of $400,040; collateralized by U.S. Treasury Obligations with rates ranging from 0.625% - 1.625%, maturity dates ranging from 12/31/27 - 11/15/50, and an aggregate market value of $408,000	400,000	400,000
		9,918,360
Total Securities Lending Reinvestments (Cost $50,918,645)		50,918,696
Total Investments—110.1% (Cost $710,204,217)		738,327,825
Other assets and liabilities (net)—(10.1)%		(67,502,890)
Net Assets—100.0%		$670,824,935

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of June 30, 2026, the market value of securities loaned was $101,389,441 and the collateral received consisted of cash in the amount of $50,918,730 and non-cash collateral with a value of $55,395,614. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending
Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio. As such, this collateral is excluded from the Statement of Assets and
Liabilities.

(b)	Non-income producing security.
(c)	The rate shown represents the annualized seven-day yield as of June 30, 2026.
(d)	Represents investment of cash collateral received from securities on loan as of June 30, 2026.
(e)
Variable or floating rate security. The stated rate represents the rate at June 30, 2026. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

Country Diversification as of June 30, 2026 (Unaudited)	% of Net Assets
United States	62.6
Canada	23.8
South Africa	3.6
Australia	3.2
Zambia	1.5
Turkey	1.3
United Kingdom	1.1
Luxembourg	1.0
Investment Transactions
Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended June 30, 2026 were as follows:
Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$0	$476,408,037	$0	$618,215,769
See accompanying notes to financial statements.
BHFTII-393

Brighthouse Funds Trust II
VanEck Global Natural Resources Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
The following table provides a breakdown of transactions accounted for as secured borrowings, the gross obligations by the type of collateral pledged, and the remaining contractual maturities of those transactions.
Remaining Contractual Maturity of the Agreements As of June 30, 2026
	Overnight and Continuous	Up to 30 Days	31 - 90 Days	Greater than 90 days	Total
Securities Lending Transactions
Common Stocks	$(50,918,730)	$—	$—	$—	$(50,918,730)
Gross amount of recognized liabilities for securities lending transactions					$(50,918,730)
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2026. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.
Description	Level 1	Level 2	Level 3	Total
Common Stocks
Chemicals	$64,288,244	$—	$—	$64,288,244
Construction & Engineering	8,979,503	—	—	8,979,503
Construction Materials	24,952,400	—	—	24,952,400
Containers & Packaging	32,204,952	—	—	32,204,952
Energy Equipment & Services	25,592,820	—	—	25,592,820
Food Products	39,019,280	—	—	39,019,280
Metals & Mining	148,912,199	45,945,990	—	194,858,189
Oil, Gas & Consumable Fuels	235,309,773	7,163,737	—	242,473,510
Paper & Forest Products	25,709,173	—	—	25,709,173
Total Common Stocks	604,968,344	53,109,727	—	658,078,071
Total Short-Term Investments*	29,331,058	—	—	29,331,058
Securities Lending Reinvestments
Short-Term Investment Funds	39,000,000	—	—	39,000,000
Certificate of Deposit	—	2,000,336	—	2,000,336
Repurchase Agreements	—	9,918,360	—	9,918,360
Total Securities Lending Reinvestments	39,000,000	11,918,696	—	50,918,696
Total Investments	$673,299,402	$65,028,423	$—	$738,327,825
Collateral for Securities Loaned (Liability)	$—	$(50,918,730)	$—	$(50,918,730)

*	See Schedule of Investments for additional detailed categorizations.
See accompanying notes to financial statements.
BHFTII-394

Brighthouse Funds Trust II
VanEck Global Natural Resources Portfolio
Statement of Assets and Liabilities

June 30, 2026 (Unaudited)
Assets
Investments at value (a) (b)	$738,327,825
Cash denominated in foreign currencies (c)	31,822
Receivable for:
Investments sold	4,787,669
Fund shares sold	543,199
Dividends and interest	703,718
Total Assets	744,394,233
Liabilities
Due to custodian	8,771,489
Collateral for securities loaned	50,918,730
Payable for:
Investments purchased	12,966,249
Fund shares redeemed	48,232
Accrued Expenses:
Management fees	420,726
Distribution and service fees	14,297
Deferred trustees’ fees	258,453
Other expenses	171,122
Total Liabilities	73,569,298
Net Assets	$670,824,935
Net Assets Consist of:
Paid in surplus	$460,865,773
Distributable earnings (Accumulated losses)	209,959,162
Net Assets	$670,824,935
Net Assets
Class A	$604,399,377
Class B	66,425,558
Capital Shares Outstanding*
Class A	46,152,056
Class B	5,108,618
Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$13.10
Class B	13.00

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments was $710,204,217.
(b)	Includes securities loaned at value of $101,389,441.
(c)	Identified cost of cash denominated in foreign currencies was $31,887.
Statement of Operations

Six Months Ended June 30, 2026 (Unaudited)
Investment Income
Dividends (a)	$8,025,065
Securities lending income, net	104,949
Total investment income	8,130,014
Expenses
Management fees	2,910,183
Administration fees	24,349
Custodian and accounting fees	36,216
Distribution and service fees—Class B	94,435
Audit and tax services	24,791
Legal	23,184
Trustees’ fees and expenses	39,805
Shareholder reporting	15,114
Insurance	3,279
Miscellaneous	9,712
Total expenses	3,181,068
Less management fee waiver	(216,645)
Less broker commission recapture	(3,364)
Net expenses	2,961,059
Net Investment Income	5,168,955
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	182,430,579
Foreign currency transactions	141,808
Net realized gain (loss)	182,572,387
Net change in unrealized appreciation (depreciation) on:
Investments	(126,729,508)
Foreign currency transactions	(3,869)
Net change in unrealized appreciation (depreciation)	(126,733,377)
Net realized and unrealized gain (loss)	55,839,010
Net Increase (Decrease) in Net Assets From Operations	$61,007,965

(a)	Net of foreign withholding taxes of $505,713.
See accompanying notes to financial statements.
BHFTII-395

Brighthouse Funds Trust II
VanEck Global Natural Resources Portfolio
Statements of Changes in Net Assets
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
Increase (Decrease) in Net Assets:
From Operations
Net investment income (loss)	$5,168,955	$16,487,535
Net realized gain (loss)	182,572,387	74,870,868
Net change in unrealized appreciation (depreciation)	(126,733,377)	149,829,912
Increase (decrease) in net assets from operations	61,007,965	241,188,315
From Distributions to Shareholders
Class A	(84,882,677)	(34,381,366)
Class B	(9,199,893)	(3,489,240)
Total distributions	(94,082,570)	(37,870,606)
Increase (decrease) in net assets from capital share transactions	(50,972,506)	(177,359,812)
Total increase (decrease) in net assets	(84,047,111)	25,957,897
Net Assets
Beginning of period	754,872,046	728,914,149
End of period	$670,824,935	$754,872,046

Other Information:
Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31, 2025
	Shares	Value	Shares	Value
Class A
Sales	263,261	$4,194,777	1,675,899	$19,202,460
Reinvestments	6,146,465	84,882,677	2,966,468	34,381,366
Redemptions	(8,262,234)	(133,161,791)	(17,186,083)	(216,466,514)
Net increase (decrease)	(1,852,508)	$(44,084,337)	(12,543,716)	$(162,882,688)
Class B
Sales	179,183	$2,757,414	179,914	$2,061,432
Reinvestments	670,546	9,199,893	302,885	3,489,240
Redemptions	(1,169,434)	(18,845,476)	(1,620,130)	(20,027,796)
Net increase (decrease)	(319,705)	$(6,888,169)	(1,137,331)	$(14,477,124)
Increase (decrease) derived from capital shares transactions		$(50,972,506)		$(177,359,812)
See accompanying notes to financial statements.
BHFTII-396

Brighthouse Funds Trust II
VanEck Global Natural Resources Portfolio
Financial Highlights
Selected per share data
	Class A
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$14.14	$10.87	$11.90	$12.71	$12.08	$10.29
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.11	0.27	0.36	0.32	0.36	0.24
Net realized and unrealized gain (loss)	0.98	3.60	(0.60)	(0.76)	0.65	1.70
Total income (loss) from investment operations	1.09	3.87	(0.24)	(0.44)	1.01	1.94
Less Distributions
Distributions from net investment income	(0.46)	(0.39)	(0.33)	(0.37)	(0.38)	(0.15)
Distributions from net realized capital gains	(1.67)	(0.21)	(0.46)	0.00	0.00	0.00
Total distributions	(2.13)	(0.60)	(0.79)	(0.37)	(0.38)	(0.15)
Net Asset Value, End of Period	$13.10	$14.14	$10.87	$11.90	$12.71	$12.08
Total Return (%) (b)	6.89 (c)	36.78	(2.33)	(3.49)	8.24	18.82
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.83 (d)	0.83	0.83	0.83	0.81	0.81
Net ratio of expenses to average net assets (%) (e)	0.77 (d)	0.77	0.77	0.77	0.75	0.74
Ratio of net investment income (loss) to average net assets (%)	1.42 (d)	2.20	3.11	2.66	2.74	2.01
Portfolio turnover rate (%)	65 (c)	41	63	43	40	23
Net assets, end of period (in millions)	$604.4	$678.7	$658.1	$753.7	$741.5	$1,012.3

	Class B
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$14.03	$10.79	$11.81	$12.61	$11.98	$10.21
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.09	0.23	0.33	0.29	0.32	0.20
Net realized and unrealized gain (loss)	0.97	3.58	(0.59)	(0.76)	0.65	1.69
Total income (loss) from investment operations	1.06	3.81	(0.26)	(0.47)	0.97	1.89
Less Distributions
Distributions from net investment income	(0.42)	(0.36)	(0.30)	(0.33)	(0.34)	(0.12)
Distributions from net realized capital gains	(1.67)	(0.21)	(0.46)	0.00	0.00	0.00
Total distributions	(2.09)	(0.57)	(0.76)	(0.33)	(0.34)	(0.12)
Net Asset Value, End of Period	$13.00	$14.03	$10.79	$11.81	$12.61	$11.98
Total Return (%) (b)	6.72 (c)	36.40	(2.60)	(3.64)	7.98	18.51
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	1.08 (d)	1.08	1.08	1.08	1.06	1.06
Net ratio of expenses to average net assets (%) (e)	1.02 (d)	1.02	1.02	1.02	1.00	0.99
Ratio of net investment income (loss) to average net assets (%)	1.16 (d)	1.92	2.82	2.43	2.50	1.76
Portfolio turnover rate (%)	65 (c)	41	63	43	40	23
Net assets, end of period (in millions)	$66.4	$76.2	$70.8	$78.6	$80.4	$100.3

(a)	Per share amounts based on average shares outstanding during the period.
(b)
Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

(c)	Periods less than one year are not computed on an annualized basis.
(d)	Computed on an annualized basis.
(e)	Includes the effects of management fee waivers (see Note 5 of the Notes to Financial Statements).
See accompanying notes to financial statements.
BHFTII-397

Brighthouse Funds Trust II
Western Asset Management Strategic Bond Opportunities Portfolio
Schedule of Investments as of June 30, 2026
Corporate Bonds & Notes—51.0% of Net Assets

Security Description	Principal Amount*	Value

Advertising — 0.4%
Clear Channel Outdoor Holdings, Inc.
7.125%, 02/15/31 (144A) (a)	2,030,000	$2,102,055
Neptune Bidco U.S., Inc.
9.500%, 02/15/33 (144A) (a)	2,670,000	2,699,522
10.375%, 05/15/31 (144A) (a)	1,870,000	1,938,096
		6,739,673
Aerospace/Defense — 0.3%
AAR Escrow Issuer LLC
6.750%, 03/15/29 (144A) (a)	1,120,000	1,144,218
Bombardier, Inc.
6.750%, 06/15/33 (144A)	1,050,000	1,086,888
7.000%, 06/01/32 (144A) (a)	1,490,000	1,543,513
TransDigm, Inc.
6.125%, 07/31/34 (144A) (a)	1,750,000	1,747,749
		5,522,368
Agriculture — 0.1%
Altria Group, Inc.
5.950%, 02/14/49 (a)	1,270,000	1,247,512
Airlines — 0.5%
American Airlines, Inc./AAdvantage Loyalty IP Ltd.
5.750%, 04/20/29 (144A) (a)	4,560,000	4,568,856
Latam Airlines Group SA
7.875%, 04/15/30 (144A) (a)	2,330,000	2,424,365
United Airlines Holdings, Inc.
5.375%, 03/01/31 (a)	1,770,000	1,757,287
		8,750,508
Auto Manufacturers — 1.0%
JB Poindexter & Co., Inc.
8.750%, 12/15/31 (144A) (a)	3,980,000	4,091,937
Nissan Motor Co. Ltd.
4.810%, 09/17/30 (144A) (a)	2,070,000	1,927,869
PM General Purchaser LLC
9.500%, 10/01/28 (144A)	14,000,000	12,120,220
		18,140,026
Auto Parts & Equipment — 1.1%
American Axle & Manufacturing, Inc.
7.750%, 10/15/33 (144A) (a)	4,340,000	4,287,343
Cyprium Corp./Cyprium Holdings Luxembourg SARL
6.375%, 04/15/34 (144A) (a)	1,790,000	1,786,422
Qnity Electronics, Inc.
5.750%, 08/15/32 (144A) (a)	2,280,000	2,292,143
6.250%, 08/15/33 (144A) (a)	1,920,000	1,953,477
ZF North America Capital, Inc.
6.875%, 04/23/32 (144A) (a)	4,440,000	4,368,094
7.125%, 04/14/30 (144A) (a)	2,260,000	2,277,829
7.500%, 03/24/31 (144A) (a)	2,220,000	2,234,972
		19,200,280
Security Description	Principal Amount*	Value
Banks — 3.5%
Banco Mercantil del Norte SA
7.625%, 10Y H15 + 5.353%, 01/10/28 (144A) (b)	2,150,000	$2,158,015
Banco Santander SA
7.250%, 5Y H15 + 2.837%, 12/03/35 (b)	3,200,000	3,252,687
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico
5.125%, 5Y H15 + 2.650%, 01/18/33 (144A) (b)	5,480,000	5,372,592
BNP Paribas SA
8.000%, 5Y H15 + 3.727%, 08/22/31 (144A) (a) (b)	1,920,000	2,060,252
Citigroup, Inc.
6.625%, 5Y H15 + 3.001%, 02/15/31 (b)	4,445,000	4,528,553
HSBC Holdings PLC
6.750%, 5Y H15 + 2.513%, 11/18/32 (b)	3,640,000	3,664,421
Intesa Sanpaolo SpA
7.800%, 11/28/53 (144A)	8,720,000	10,520,360
JPMorgan Chase & Co.
6.100%, 5Y H15 + 2.080%, 07/01/31 (b)	2,520,000	2,551,904
Lloyds Banking Group PLC
8.000%, 5Y H15 + 3.913%, 09/27/29 (b)	1,440,000	1,532,750
8.500%, 5Y UKG + 5.143%, 03/27/28 (GBP) (b)	4,580,000	6,356,570
NatWest Group PLC
4.500%, 5Y UKG + 3.992%, 03/31/28 (GBP) (b)	6,600,000	8,532,233
UBS Group AG
7.000%, 5Y USD SOFR ICE Swap + 3.077%, 02/10/30 (144A) (a) (b)	2,690,000	2,736,750
7.125%, 5Y USD SOFR ICE Swap + 3.179%, 08/10/34 (144A) (a) (b)	2,800,000	2,825,460
7.750%, 5Y USD SOFR ICE Swap + 4.160%, 04/12/31 (144A) (a) (b)	2,170,000	2,286,737
9.250%, 5Y H15 + 4.745%, 11/13/28 (144A) (b)	3,300,000	3,551,962
Wells Fargo & Co.
6.125%, 5Y H15 + 2.340%, 06/15/31 (b)	880,000	890,417
		62,821,663
Building Materials — 0.3%
Quikrete Holdings, Inc.
6.375%, 03/01/32 (144A) (a)	4,370,000	4,462,544
Chemicals — 0.7%
ARC Falcon I, Inc./Arclin USA LLC/New Arclin U.S. Holding Corp.
9.750%, 03/01/33 (144A)	3,740,000	3,599,002
Celanese U.S. Holdings LLC
7.000%, 02/15/31 (a)	600,000	617,552
Cerdia Finanz GmbH
9.375%, 10/03/31 (144A) (a)	3,685,000	3,307,288
OCP SA
6.750%, 05/02/34 (144A)	5,100,000	5,357,467
		12,881,309
Commercial Services — 2.2%
Block, Inc.
6.000%, 08/15/33 (144A)	3,850,000	3,876,584
Carriage Services, Inc.
4.250%, 05/15/29 (144A) (a)	4,800,000	4,593,593
CoreCivic, Inc.
4.750%, 10/15/27	5,896,000	5,859,151
See accompanying notes to financial statements.
BHFTII-398

Brighthouse Funds Trust II
Western Asset Management Strategic Bond Opportunities Portfolio
Schedule of Investments as of June 30, 2026
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value
Commercial Services—(Continued)
CoreCivic, Inc.
8.250%, 04/15/29 (a)	1,150,000	$1,197,746
EquipmentShare.com, Inc.
7.125%, 07/01/34 (144A)	4,900,000	4,814,438
8.625%, 05/15/32 (144A) (a)	3,330,000	3,463,983
GEO Group, Inc.
10.250%, 04/15/31	3,500,000	3,781,575
Herc Holdings, Inc.
7.250%, 06/15/33 (144A)	2,710,000	2,825,329
Metropolitan Museum of Art
3.400%, 07/01/45	2,025,000	1,512,969
RR Donnelley & Sons Co.
9.500%, 08/01/29 (144A) (a)	4,030,000	4,178,389
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc.
5.500%, 05/15/33 (144A) (EUR)	810,000	906,004
Upbound Group, Inc.
6.375%, 02/15/29 (144A)	2,220,000	2,200,517
		39,210,278
Computers — 0.0%
Vericast Corp./Harland Clarke/Checks in the Mail/Valassis Comm/Valassis Direct
13.000%, 10.000% PIK, 12/15/30 (144A) (c)	263,781	322,456
Distribution/Wholesale — 0.3%
Core & Main LP
6.000%, 07/01/34 (144A)	4,570,000	4,591,493
Veritiv Operating Co.
10.500%, 11/30/30 (144A)	781,000	798,755
		5,390,248
Diversified Financial Services — 4.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
6.950%, 5Y H15 + 2.720%, 03/10/55 (a) (b)	1,190,000	1,231,878
B3 SA - Brasil Bolsa Balcao
4.125%, 09/20/31 (144A)	3,800,000	3,534,000
Eagle Funding Luxco SARL
5.500%, 08/17/30 (144A)	2,770,000	2,781,218
Jane Street Group/JSG Finance, Inc.
6.125%, 11/01/32 (144A)	1,890,000	1,890,393
6.750%, 05/01/33 (144A) (a)	1,580,000	1,624,819
7.125%, 04/30/31 (144A) (a)	2,369,000	2,449,442
LD Holdings Group LLC
6.125%, 04/01/28 (144A) (a)	3,060,000	2,558,772
8.750%, 11/01/27 (144A)	1,100,000	1,012,784
Mcclatchy Media Co. LLC
8.500%, 10.000% PIK, 09/01/27 (144A) (c)	4	5
11.000%, 12.500% PIK, 12/01/31 (144A) (c)	33,912,573	39,169,022
Midcap Financial Issuer Trust
6.500%, 05/01/28 (144A) (a)	1,705,000	1,702,321
7.423%, 3M TSFR + 3.750%, 01/15/56 (144A) (b)	4,500,000	4,207,500
Rocket Cos., Inc.
6.125%, 08/01/30 (144A)	40,000	40,687
6.500%, 08/01/29 (144A) (a)	1,220,000	1,245,247
6.500%, 06/15/34 (144A) (a)	2,040,000	2,092,386
Security Description	Principal Amount*	Value
Diversified Financial Services—(Continued)
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.
3.625%, 03/01/29 (144A) (a)	2,900,000	$2,789,514
4.000%, 10/15/33 (144A) (a)	320,000	288,016
Stonex Escrow Issuer LLC
6.875%, 07/15/32 (144A) (a)	1,600,000	1,645,395
VFH Parent LLC/Valor Co-Issuer, Inc.
7.500%, 06/15/31 (144A)	850,000	889,024
WS Escrow LLC
7.750%, 06/01/33 (144A) (a)	1,310,000	1,345,130
		72,497,553
Electric — 1.7%
AES Andes SA
6.250%, 03/14/32 (144A)	1,000,000	1,037,445
Alpha Generation LLC
6.750%, 10/15/32 (144A) (a)	4,297,000	4,376,082
NRG Energy, Inc.
5.750%, 01/15/34 (144A) (a)	1,020,000	1,012,035
5.875%, 05/15/34 (144A)	40,000	39,790
6.000%, 01/15/36 (144A) (a)	8,420,000	8,393,680
6.125%, 05/15/36 (144A) (a)	1,460,000	1,460,676
6.250%, 11/01/34 (144A) (a)	2,010,000	2,035,172
Pampa Energia SA
7.875%, 12/16/34 (144A)	950,000	981,825
7.950%, 09/10/31 (144A)	2,410,000	2,518,556
Panoche Energy Center LLC
6.885%, 07/31/29 (144A)	255,233	220,751
Talen Energy Supply LLC
6.375%, 05/01/33 (144A) (a)	1,680,000	1,677,880
6.500%, 02/01/36 (144A) (a)	3,070,000	3,095,042
TransAlta Corp.
6.500%, 03/15/40 (a)	3,619,000	3,546,620
		30,395,554
Electrical Components & Equipment — 0.2%
WESCO Distribution, Inc.
5.500%, 04/15/34 (144A) (a)	2,710,000	2,680,819
Energy-Alternate Sources — 0.0%
Alta Wind Holdings LLC
7.000%, 06/30/35 (144A)	735,034	712,362
Engineering & Construction — 0.7%
Granite Construction, Inc.
6.375%, 06/15/34 (144A)	3,180,000	3,233,589
Tutor Perini Corp.
6.625%, 07/15/33 (144A)	8,840,000	8,892,598
		12,126,187
Entertainment — 1.0%
Allen Media LLC/Allen Media Co-Issuer, Inc.
10.500%, 02/15/28 (144A)	3,590,000	1,436,000
Brightstar Lottery PLC/Brightstar Global Solutions Corp.
5.750%, 01/15/33 (144A) (a)	2,080,000	2,038,878
Flutter Treasury DAC
5.875%, 06/04/31 (144A) (a)	4,650,000	4,634,050
See accompanying notes to financial statements.
BHFTII-399

Brighthouse Funds Trust II
Western Asset Management Strategic Bond Opportunities Portfolio
Schedule of Investments as of June 30, 2026
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value
Entertainment—(Continued)
Light & Wonder International, Inc.
6.250%, 10/01/33 (144A) (a)	2,420,000	$2,406,884
Pioneer Opco LLC
7.000%, 05/15/33 (144A) (a)	960,000	976,901
Rivers Enterprise Borrower LLC
6.250%, 10/15/30 (144A) (a)	2,750,000	2,784,364
Six Flags Entertainment Corp./Canada's Wonderland Co./Millennium Operations LLC
8.625%, 01/15/32 (144A) (a)	2,120,000	2,182,914
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
7.125%, 02/15/31 (144A) (a)	1,650,000	1,743,746
		18,203,737
Environmental Control — 0.1%
GFL Environmental Holdings U.S., Inc.
5.500%, 02/01/34 (144A) (a)	1,470,000	1,437,790
Food — 0.2%
Co-Operative Group Holdings Ltd.
7.500%, 07/08/26 (Reg-S) (GBP) (d)	2,410,000	3,206,148
Food Service — 0.1%
TKC Holdings, Inc.
8.500%, 08/15/30 (144A) (a)	2,090,000	2,150,825
Forest Products & Paper — 0.1%
Suzano Austria GmbH
3.125%, 01/15/32 (a)	2,190,000	1,941,384
Gas — 1.0%
Venture Global Plaquemines LNG LLC
6.125%, 12/15/30 (144A) (a)	380,000	388,800
6.500%, 06/15/34 (144A)	160,000	166,684
6.750%, 01/15/36 (144A) (a)	16,755,000	17,765,260
		18,320,744
Healthcare-Services — 2.0%
Akumin, Inc.
9.750%, 08/31/31 (144A)	4,802,000	4,585,694
CHS/Community Health Systems, Inc.
5.250%, 05/15/30 (144A) (a)	2,990,000	2,821,454
6.000%, 01/15/29 (144A) (a)	3,260,000	3,227,400
6.125%, 04/01/30 (144A) (a)	2,110,000	1,894,648
6.875%, 04/15/29 (144A) (a)	5,290,000	5,203,277
LifePoint Health, Inc.
7.000%, 05/01/34 (144A) (a)	1,910,000	1,830,662
9.875%, 08/15/30 (144A)	4,800,000	5,057,568
Sotera Health Holdings LLC
7.375%, 06/01/31 (144A) (a)	4,170,000	4,323,711
Team Health Holdings, Inc.
13.500%, 4.500% PIK, 06/30/28 (144A) (c)	3,090,000	3,159,679
TEAM Services Holding, Inc.
9.000%, 02/15/33 (144A) (a)	2,850,000	2,884,457
U.S. Renal Care, Inc.
10.625%, 06/28/28 (144A) †	1,375,850	1,252,024
		36,240,574
Security Description	Principal Amount*	Value
Holding Companies-Diversified — 0.1%
Stena International SA
7.250%, 01/15/31 (144A) (a)	1,866,000	$1,907,817
Home Builders — 0.3%
Dream Finders Homes, Inc.
6.875%, 09/15/30 (144A) (a)	2,870,000	2,848,668
Empire Communities Corp.
9.750%, 05/01/29 (144A) (a)	1,950,000	2,015,886
		4,864,554
Insurance — 0.5%
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Investor 2 LLC
7.875%, 11/01/29 (144A)	740,000	749,324
Asurion LLC/Asurion Co-Issuer, Inc.
8.000%, 12/31/32 (144A)	4,070,000	4,100,755
Massachusetts Mutual Life Insurance Co.
4.900%, 04/01/77 (144A)	5,565,000	4,417,611
		9,267,690
Internet — 1.7%
Alphabet, Inc.
5.650%, 02/15/56 (a)	2,350,000	2,318,777
5.750%, 02/15/66	2,120,000	2,097,300
Amazon.com, Inc.
5.650%, 03/13/46	580,000	574,160
5.800%, 03/13/56	410,000	407,384
5.950%, 03/13/66 (a)	400,000	397,703
Cogent Communications Group LLC/Cogent Finance, Inc.
7.000%, 06/15/27 (144A) (a)	5,250,000	5,213,800
Gen Digital, Inc.
6.250%, 04/01/33 (144A) (a)	2,880,000	2,838,553
Getty Images, Inc.
10.500%, 11/15/30 (144A) (a)	1,490,000	1,242,211
11.250%, 02/21/30 (144A)	1,140,000	939,360
MercadoLibre, Inc.
4.900%, 01/15/33 (a)	2,600,000	2,532,660
Meta Platforms, Inc.
5.250%, 05/15/36	3,510,000	3,485,225
5.500%, 11/15/45	3,440,000	3,192,066
6.200%, 05/15/46	1,670,000	1,671,156
6.300%, 05/15/56 (a)	1,040,000	1,035,235
6.450%, 05/15/66	1,620,000	1,599,948
		29,545,538
Leisure Time — 1.4%
Carnival Corp. Ltd.
5.125%, 05/01/29 (144A) (a)	350,000	349,458
6.125%, 02/15/33 (144A) (a)	3,980,000	4,028,337
Gaia Purchaser, Inc.
7.625%, 07/15/33 (144A)	1,660,000	1,679,036
Kingpin Intermediate Holdings LLC
7.250%, 10/15/32 (144A) (a)	1,270,000	1,070,756
NCL Corp. Ltd.
6.250%, 09/15/33 (144A) (a)	520,000	505,007
6.750%, 02/01/32 (144A) (a)	4,110,000	4,100,759
See accompanying notes to financial statements.
BHFTII-400

Brighthouse Funds Trust II
Western Asset Management Strategic Bond Opportunities Portfolio
Schedule of Investments as of June 30, 2026
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value
Leisure Time—(Continued)
Royal Caribbean Cruises Ltd.
5.625%, 09/30/31 (144A)	850,000	$857,143
6.000%, 02/01/33 (144A)	2,810,000	2,849,611
6.250%, 03/15/32 (144A) (a)	4,820,000	4,926,507
Viking Cruises Ltd.
5.875%, 10/15/33 (144A) (a)	3,430,000	3,435,354
9.125%, 07/15/31 (144A)	940,000	984,918
		24,786,886
Lodging — 1.0%
Full House Resorts, Inc.
8.250%, 02/15/28 (144A) (a)	8,185,000	8,000,838
Melco Resorts Finance Ltd.
6.500%, 09/24/33 (144A) (a)	2,310,000	2,262,157
7.625%, 04/17/32 (144A) (a)	2,030,000	2,079,110
MGM China Holdings Ltd.
6.250%, 05/15/33 (144A)	4,860,000	4,750,512
Sands China Ltd.
3.250%, 08/08/31	470,000	426,748
5.400%, 08/08/28	1,020,000	1,027,358
		18,546,723
Machinery-Construction & Mining — 0.3%
Babcock & Wilcox Enterprises, Inc.
8.750%, 06/30/30 (144A)	4,640,000	4,634,200
Media — 2.6%
CCO Holdings LLC/CCO Holdings Capital Corp.
7.000%, 02/01/33 (144A) (a)	4,100,000	4,020,812
7.375%, 02/01/36 (144A) (a)	4,730,000	4,638,639
Charter Communications Operating LLC/Charter Communications Operating Capital
5.375%, 04/01/38	540,000	483,721
CSC Holdings LLC
6.500%, 02/01/29 (144A) (a)	5,950,000	3,559,221
11.750%, 01/31/29 (144A)	6,880,000	4,232,043
Directv Financing LLC
8.875%, 02/01/30 (144A) (a)	1,290,000	1,312,888
Directv Financing LLC/Directv Financing Co-Obligor, Inc.
9.250%, 06/01/32 (144A)	1,930,000	1,960,969
10.000%, 02/15/31 (144A) (a)	1,970,000	2,044,279
Discovery Global Holdings, Inc.
4.279%, 03/15/32	2,365,000	2,122,233
5.050%, 03/15/42	4,960,000	3,633,547
DISH DBS Corp.
5.250%, 12/01/26 (144A)	140,000	138,511
5.750%, 12/01/28 (144A)	2,570,000	2,489,688
DISH Network Corp.
11.750%, 11/15/27 (144A)	4,260,000	4,377,372
Grupo Televisa SAB
5.000%, 05/13/45 (a)	2,690,000	1,839,855
Nexstar Media, Inc.
6.500%, 09/15/33 (144A)	2,140,000	2,139,406
Time Warner Cable LLC
5.875%, 11/15/40 (a)	1,702,000	1,521,966
6.750%, 06/15/39	1,970,000	1,928,222
Security Description	Principal Amount*	Value
Media—(Continued)
Versant Media Group, Inc.
7.250%, 01/30/31 (144A) (a)	1,760,000	$1,820,834
Virgin Media Finance PLC
5.000%, 07/15/30 (144A) (a)	750,000	570,282
VZ Secured Financing BV
7.500%, 01/15/33 (144A) (a)	1,180,000	1,129,043
		45,963,531
Metal Fabricate/Hardware — 0.5%
Advanced Drainage Systems, Inc.
5.375%, 03/01/34 (144A) (a)	1,720,000	1,680,495
Park-Ohio Industries, Inc.
8.500%, 08/01/30 (144A) (a)	7,720,000	8,054,392
		9,734,887
Mining — 1.4%
ACN 113 874 712 Pty. Ltd.
13.250%, 02/15/18 (144A) (e) (f) (g)	931,574	0
Capstone Copper Corp.
6.750%, 03/31/33 (144A) (a)	1,370,000	1,388,636
First Quantum Minerals Ltd.
6.375%, 02/15/36 (144A)	8,890,000	8,724,506
7.250%, 02/15/34 (144A) (a)	4,380,000	4,490,271
8.000%, 03/01/33 (144A)	800,000	836,403
Freeport Minerals Corp.
7.125%, 11/01/27	3,400,000	3,469,951
Freeport-McMoRan, Inc.
5.450%, 03/15/43 (a)	4,501,000	4,351,999
Northwest Acquisitions ULC/Dominion Finco, Inc.
7.125%, 11/01/22 (144A) (e)	8,475,000	85
Teck Resources Ltd.
6.000%, 08/15/40	1,774,000	1,783,091
		25,044,942
Miscellaneous Manufacturing — 0.1%
Axon Enterprise, Inc.
6.125%, 03/15/30 (144A) (a)	1,640,000	1,672,736
6.250%, 03/15/33 (144A) (a)	970,000	994,219
		2,666,955
Multi-National — 0.7%
Inter-American Development Bank
7.350%, 10/06/30 (INR)	1,157,000,000	12,186,369
Oil & Gas — 4.3%
Chord Energy Corp.
6.000%, 10/01/30 (144A) (a)	1,800,000	1,807,603
6.750%, 03/15/33 (144A) (a)	2,510,000	2,547,163
Crescent Energy Finance LLC
7.375%, 01/15/33 (144A) (a)	5,990,000	5,954,018
Devon Energy Corp.
5.600%, 07/15/41 (a)	2,770,000	2,729,038
Ecopetrol SA
8.375%, 01/19/36	5,570,000	6,032,463
Granite Ridge Resources, Inc.
8.875%, 11/05/29 (144A) †	5,550,000	5,496,720
See accompanying notes to financial statements.
BHFTII-401

Brighthouse Funds Trust II
Western Asset Management Strategic Bond Opportunities Portfolio
Schedule of Investments as of June 30, 2026
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value
Oil & Gas—(Continued)
KazMunayGas National Co. JSC
5.375%, 04/24/30 (144A) (a)	300,000	$302,770
6.375%, 10/24/48 (144A)	1,060,000	1,064,974
Nabors Industries, Inc.
8.875%, 08/15/31 (144A) (a)	4,410,000	4,528,029
Northern Oil & Gas, Inc.
7.875%, 10/15/33 (144A) (a)	2,860,000	2,841,810
Occidental Petroleum Corp.
4.400%, 08/15/49	1,160,000	920,692
6.450%, 09/15/36 (a)	612,000	656,521
7.950%, 06/15/39	7,859,000	9,369,335
Pan American Energy LLC
8.500%, 04/30/32 (144A)	1,330,000	1,422,382
Permian Resources Operating LLC
6.250%, 02/01/33 (144A) (a)	510,000	520,826
7.000%, 01/15/32 (144A)	6,670,000	6,898,784
9.875%, 07/15/31 (144A)	735,000	772,511
Petrobras Global Finance BV
5.750%, 02/01/29	700,000	706,590
6.850%, 06/05/2115 (a)	6,170,000	5,786,448
Puma International Financing SA
7.750%, 04/25/29 (144A)	3,680,000	3,778,245
Range Resources Corp.
4.750%, 02/15/30 (144A)	2,820,000	2,761,591
Sunoco LP
5.625%, 07/15/34 (144A) (a)	1,230,000	1,200,442
7.875%, 5Y H15 + 4.230%, 09/18/30 (144A) (a) (b)	4,774,000	4,964,660
Vermilion Energy, Inc.
7.250%, 02/15/33 (144A) (a)	3,930,000	3,863,693
		76,927,308
Oil & Gas Services — 0.3%
Oceaneering International, Inc.
6.875%, 07/15/34 (144A)	3,230,000	3,280,925
WBI Operating LLC
6.500%, 10/15/33 (144A)	1,760,000	1,771,035
		5,051,960
Pharmaceuticals — 1.0%
1261229 BC Ltd.
10.000%, 04/15/32 (144A) (a)	5,120,000	5,185,720
Bausch Health Cos., Inc.
6.250%, 02/15/29 (144A)	580,000	436,088
7.000%, 01/15/28 (144A)	2,160,000	1,951,690
11.000%, 09/30/28 (144A)	1,300,000	1,323,816
Teva Pharmaceutical Finance Co. LLC
6.150%, 02/01/36 (a)	1,180,000	1,244,599
Teva Pharmaceutical Finance Netherlands III BV
4.100%, 10/01/46 (a)	9,870,000	7,618,398
		17,760,311
Pipelines — 3.2%
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.750%, 10/15/33 (144A) (a)	1,992,000	1,972,782
Security Description	Principal Amount*	Value
Pipelines—(Continued)
Blue Racer Midstream LLC/Blue Racer Finance Corp.
7.250%, 07/15/32 (144A) (a)	2,580,000	$2,669,147
El Paso Natural Gas Co. LLC
8.375%, 06/15/32	40,000	46,652
Energy Transfer LP
5.350%, 05/15/45	4,230,000	3,843,832
Enterprise Products Operating LLC
5.375%, 3M TSFR + 2.832%, 02/15/78 (a) (b)	11,310,000	11,269,602
Galaxy Pipeline Assets Bidco Ltd.
1.750%, 09/30/27 (Reg-S)	433,529	423,610
Howard Midstream Energy Partners LLC
6.625%, 01/15/34 (144A)	2,140,000	2,158,295
7.375%, 07/15/32 (144A) (a)	2,070,000	2,143,926
Plains All American Pipeline LP
8.023%, 3M TSFR + 4.372%, 07/30/26 (b)	4,228,000	4,227,926
Rockies Express Pipeline LLC
6.875%, 04/15/40 (144A) (a)	3,160,000	3,236,611
7.500%, 07/15/38 (144A)	1,200,000	1,262,765
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
6.000%, 12/31/30 (144A)	1,030,000	1,030,472
Venture Global Calcasieu Pass LLC
3.875%, 11/01/33 (144A) (a)	2,200,000	1,961,276
4.125%, 08/15/31 (144A) (a)	2,650,000	2,487,966
Venture Global LNG, Inc.
6.625%, 06/15/36 (144A) (a)	2,550,000	2,513,479
9.000%, 5Y H15 + 5.440%, 09/30/29 (144A) (a) (b)	2,770,000	2,704,393
9.500%, 02/01/29 (144A) (a)	3,980,000	4,283,877
Western Midstream Operating LP
5.300%, 03/01/48 (a)	1,590,000	1,384,342
5.450%, 04/01/44	8,080,000	7,359,307
		56,980,260
Real Estate — 0.2%
Country Garden Holdings Co. Ltd.
5.000%, 2.500% PIK, 12/31/32 (Reg-S) (c)	402,369	44,261
Cushman & Wakefield U.S. Borrower LLC
6.750%, 05/15/28 (144A) (a)	759,000	759,587
Five Point Operating Co. LP
8.000%, 10/01/30 (144A) (a)	2,520,000	2,579,729
		3,383,577
Real Estate Investment Trusts — 1.1%
Arbor Realty SR, Inc.
7.875%, 07/15/30 (144A) (a)	1,990,000	1,873,039
8.500%, 12/15/28 (144A) (a)	1,630,000	1,607,922
Diversified Healthcare Trust
7.250%, 10/15/30 (144A)	1,930,000	1,986,485
Millrose Properties, Inc.
6.250%, 09/15/32 (144A) (a)	1,130,000	1,139,833
6.375%, 08/01/30 (144A)	3,190,000	3,233,225
MPT Operating Partnership LP/MPT Finance Corp.
3.692%, 06/05/28 (GBP)	820,000	947,245
4.625%, 08/01/29 (a)	2,340,000	1,880,825
5.000%, 10/15/27 (a)	2,733,000	2,650,900
Starwood Property Trust, Inc.
7.250%, 04/01/29 (144A) (a)	1,660,000	1,713,905
See accompanying notes to financial statements.
BHFTII-402

Brighthouse Funds Trust II
Western Asset Management Strategic Bond Opportunities Portfolio
Schedule of Investments as of June 30, 2026
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value
Real Estate Investment Trusts—(Continued)
Trust 2401
4.869%, 01/15/30 (144A)	1,398,000	$1,360,422
Trust Fibra Uno
4.869%, 01/15/30 (144A)	722,000	694,766
		19,088,567
Retail — 2.5%
Academy Ltd.
5.875%, 05/15/31 (144A) (a)	2,670,000	2,670,043
Bath & Body Works, Inc.
7.600%, 07/15/37	1,510,000	1,508,094
FirstCash, Inc.
4.625%, 09/01/28 (144A)	5,430,000	5,338,144
5.625%, 01/01/30 (144A) (a)	3,060,000	3,041,945
Gee Automotive Holdings LLC
7.250%, 03/01/31 (144A) (a)	3,020,000	3,059,958
Global Auto Holdings Ltd./AAG FH U.K. Ltd.
8.375%, 01/15/29 (144A) (a)	6,870,000	6,766,950
11.500%, 08/15/29 (144A) (a)	4,778,000	4,945,238
Marks & Spencer PLC
7.125%, 12/01/37 (144A)	1,595,000	1,736,401
Michaels Cos., Inc.
8.500%, 03/15/33 (144A)	1,930,000	1,911,654
11.000%, 03/15/34 (144A) (a)	4,230,000	4,141,677
Petco Health & Wellness Co., Inc.
8.250%, 02/01/31 (144A) (a)	2,210,000	2,227,268
PetSmart LLC/PetSmart Finance Corp.
10.000%, 09/15/33 (144A) (a)	1,250,000	1,251,990
QXO Building Products, Inc.
6.500%, 07/15/31 (144A) (a)	630,000	642,078
6.875%, 07/15/34 (144A) (a)	1,680,000	1,724,647
Suburban Propane Partners LP/Suburban Energy Finance Corp.
5.000%, 06/01/31 (144A) (a)	1,850,000	1,753,783
Superior Plus LP/Superior General Partner, Inc.
4.500%, 03/15/29 (144A) (a)	1,770,000	1,716,286
		44,436,156
Software — 1.2%
Citrix Systems, Inc.
4.500%, 12/01/27	1,800,000	1,737,000
Cloud Software Group, Inc.
6.625%, 08/15/33 (144A) (a)	1,680,000	1,456,546
8.250%, 06/30/32 (144A) (a)	3,370,000	3,158,517
9.000%, 09/30/29 (144A)	600,000	582,379
CoreWeave, Inc.
9.250%, 06/01/30 (144A)	1,730,000	1,741,237
9.750%, 10/01/31 (144A) (a)	2,500,000	2,494,485
Fair Isaac Corp.
6.250%, 09/15/34 (144A) (a)	2,040,000	2,009,357
Oracle Corp.
4.950%, 02/04/31 (a)	2,160,000	2,114,709
5.350%, 05/04/33	610,000	592,538
5.700%, 02/04/36 (a)	1,450,000	1,404,259
6.000%, 08/03/55	3,010,000	2,562,719
Security Description	Principal Amount*	Value
Software—(Continued)
Oracle Corp.
6.900%, 11/09/52 (a)	680,000	$651,982
		20,505,728
Telecommunications — 4.4%
Altice Financing SA
5.750%, 08/15/29 (144A)	8,730,000	6,104,406
Altice France Lux 3/Altice Holdings 1
10.000%, 01/15/33 (144A)	954,000	938,330
Altice France SA
6.500%, 04/15/32 (144A) (a)	731,589	707,024
6.875%, 07/15/32 (144A)	2,615,506	2,536,191
APLD ComputeCo 3 LLC
7.000%, 06/15/31 (144A) (a)	4,310,000	4,301,166
APLD ComputeCo LLC
9.250%, 12/15/30 (144A) (a)	4,020,000	4,336,713
Black Pearl Compute LLC
6.125%, 02/15/31 (144A) (a)	2,090,000	2,116,783
Connect Finco SARL/Connect U.S. Finco LLC
9.000%, 09/15/29 (144A) (a)	2,100,000	2,209,712
Core Scientific Finance I LLC
7.750%, 05/15/31 (144A)	4,320,000	4,380,721
EchoStar Corp.
10.750%, 11/30/29	5,266,400	5,690,975
ELK Grove Village Property LLC
7.500%, 06/15/31 (144A)	1,510,000	1,520,203
HUT 8 DC LLC
6.192%, 11/15/42 (144A)	1,510,000	1,529,452
Level 3 Financing, Inc.
6.875%, 06/30/33 (144A)	1,640,000	1,684,936
7.500%, 02/15/37 (144A) (a)	1,650,000	1,693,525
8.500%, 01/15/36 (144A) (a)	2,500,000	2,684,585
Meridian Arc Holdco LLC
6.250%, 04/30/31 (144A)	5,460,000	5,472,230
Millicom International Cellular SA
4.500%, 04/27/31 (144A) (a)	3,930,000	3,667,201
6.250%, 03/25/29 (144A) (a)	1,215,000	1,219,703
Space Exploration Technologies Corp.
5.350%, 07/15/31 (144A)	2,360,000	2,353,852
5.650%, 07/15/33 (144A)	3,760,000	3,737,599
5.875%, 07/15/36 (144A)	190,000	187,523
Stingray Compute LLC
6.000%, 06/15/31 (144A)	3,590,000	3,597,083
SV RNO Property Owner 1 LLC
5.875%, 03/01/31 (144A) (a)	4,610,000	4,543,540
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC
8.625%, 06/15/32 (144A)	1,900,000	1,982,110
Vmed O2 U.K. Financing I PLC
4.250%, 01/31/31 (144A)	330,000	271,377
6.750%, 01/15/33 (144A) (a)	1,850,000	1,566,332
WULF Compute LLC
7.750%, 10/15/30 (144A) (a)	3,840,000	4,033,336
Yondr JK 1 LLC
6.875%, 06/30/31 (144A)	3,220,000	3,228,085
		78,294,693
See accompanying notes to financial statements.
BHFTII-403

Brighthouse Funds Trust II
Western Asset Management Strategic Bond Opportunities Portfolio
Schedule of Investments as of June 30, 2026
Corporate Bonds & Notes—(Continued)
Security Description	Principal Amount*	Value
Transportation — 0.6%
Carriage Purchaser, Inc.
7.875%, 10/15/29 (144A)	6,363,000	$6,333,306
GB AIT Buyer, Inc.
8.750%, 04/30/34 (144A) (a)	4,400,000	4,411,700
		10,745,006
Total Corporate Bonds & Notes (Cost $916,469,364)		906,926,200

Non-Agency Mortgage-Backed Securities—14.3%
Collateralized Mortgage Obligations — 4.6%
Angel Oak Mortgage Trust
4.118%, 01/25/67 (144A) (b)	2,971,612	2,747,453
Banc of America Funding Corp.
3.423%, 02/27/37 (144A) (b)	12,132,794	10,872,937
Banc of America Funding Trust
4.009%, 1M TSFR + 0.279%, 09/29/36 (144A) (b)	8,023,886	6,732,689
Banc of America Mortgage Trust
5.042%, 09/25/35 (b)	15,737	14,082
BCAP LLC Trust
4.015%, 05/26/47 (144A) (b)	2,154,168	1,946,212
Bear Stearns Asset-Backed Securities I Trust
19.946%, -4.33x 1M TSFR + 35.754%, 07/25/36 (b)	131,145	160,551
BRAVO Residential Funding Trust
6.435%, 05/25/63 (144A) (d)	2,069,679	2,063,839
7.103%, 10/25/63 (144A) (d)	1,787,304	1,791,176
CIM Trust
5.000%, 05/25/62 (144A) (b)	930,592	922,074
COLT Mortgage Loan Trust
5.409%, 11/25/70 (144A) (d)	842,012	835,251
6.303%, 07/25/69 (144A) (d)	2,366,520	2,377,474
6.586%, 02/25/69 (144A) (b)	1,580,000	1,583,651
Countrywide Alternative Loan Trust
5.750%, 01/25/37	1,300,570	598,914
6.000%, 01/25/37	986,515	583,040
13.549%, -4x 1M TSFR + 28.142%, 07/25/36 (b)	1,347,192	1,276,704
Countrywide Alternative Loan Trust Resecuritization
3.557%, 08/25/37 (b)	1,848,711	750,751
GreenPoint MTA Trust
4.203%, 1M TSFR + 0.554%, 06/25/45 (b)	251,671	216,436
GSMPS Mortgage Loan Trust
4.163%, 1M TSFR + 0.514%, 04/25/36 (144A) (b)	531,200	464,534
HarborView Mortgage Loan Trust
5.763%, 1M TSFR + 2.114%, 10/25/37 (b)	403,803	383,623
IndyMac INDX Mortgage Loan Trust
4.483%, 1M TSFR + 0.834%, 01/25/35 (b)	464,611	359,139
Lehman XS Trust
4.163%, 1M TSFR + 0.514%, 08/25/46 (b)	508,662	503,241
MASTR Seasoned Securitization Trust
5.275%, 10/25/32 (b)	738	702
Merrill Lynch Mortgage Investors Trust
5.465%, 08/25/33 (b)	89,932	84,313
MFA Trust
6.784%, 12/25/68 (144A) (d)	1,703,329	1,710,882
Security Description	Principal Amount*	Value

Collateralized Mortgage Obligations—(Continued)
New Residential Mortgage Loan Trust
3.500%, 12/25/58 (144A) (b)	1,646,196	$1,528,495
3.750%, 11/25/58 (144A) (b)	1,401,518	1,341,299
3.979%, 04/25/62 (144A) (b)	3,331,100	3,042,337
5.189%, 02/25/66 (144A) (d)	3,557,419	3,508,173
OBX Trust
5.171%, 11/25/65 (144A) (d)	2,476,081	2,452,787
PRKCM Trust
7.304%, 02/25/58 (144A) (d)	2,156,235	2,148,839
RALI Trust
3.870%, 11/25/37 (b)	1,551,908	1,300,454
Redwood Funding Trust
6.259%, 11/27/56 (144A)	5,312,349	5,296,098
Reperforming Loan Trust REMICS
2.418%, 03/25/35 (144A) (b) (h)	906,803	33,331
Sequoia Mortgage Trust
3.724%, 07/25/45 (144A) (b)	1,590	1,564
4.802%, 6M TSFR + 1.108%, 06/20/33 (b)	10,277	10,189
Structured Adjustable Rate Mortgage Loan Trust
5.235%, 1M TSFR + 1.614%, 09/25/37 (b)	852,696	756,913
Structured Asset Mortgage Investments II Trust
4.323%, 1M TSFR + 0.674%, 02/25/36 (b)	934,693	799,895
Towd Point Mortgage Trust
3.631%, 06/25/57 (144A) (b)	2,900,000	2,459,258
6.013%, 1M TSFR + 2.364%, 05/25/58 (144A) (b)	1,220,000	1,229,633
Verus Securitization Trust
4.844%, 02/25/71 (144A) (d)	3,520,719	3,465,332
5.774%, 05/25/65 (144A) (d)	3,314,031	3,314,817
6.118%, 01/25/69 (144A) (d)	1,990,428	1,990,260
6.845%, 04/25/69 (144A) (d)	1,819,669	1,830,680
6.968%, 12/25/68 (144A) (d)	1,029,215	1,032,308
WaMu Mortgage Pass-Through Certificates Trust
4.229%, 09/25/36 (b)	195,710	189,278
4.303%, 1M TSFR + 0.654%, 12/25/45 (b)	94,429	95,426
4.542%, 12M MTA + 0.798%, 03/25/47 (b)	457,905	434,450
4.723%, 1M TSFR + 1.074%, 12/25/45 (b)	3,336,881	3,868,789
5.120%, 08/25/33 (b)	279,498	271,809
		81,382,082
Commercial Mortgage-Backed Securities — 9.7%
280 Park Avenue Mortgage Trust
5.449%, 1M TSFR + 1.836%, 09/15/34 (144A) (b)	1,640,000	1,631,800
ARES Commercial Mortgage Trust
5.068%, 1M TSFR + 1.443%, 10/15/34 (144A) (b)	2,360,000	2,367,375
Bank
5.053%, 10/15/57	5,240,000	5,237,476
Bank of America Merrill Lynch Commercial Mortgage Trust
3.250%, 02/15/50 (144A)	2,250,000	2,149,361
Bank5
5.000%, 12/15/57 (b)	2,000,000	1,542,896
BAY Trust
6.791%, 1M TSFR + 3.191%, 06/15/41 (144A) (b)	6,400,000	6,384,000
Benchmark Mortgage Trust
3.666%, 01/15/51 (b)	1,210,000	1,191,341
6.363%, 07/15/56 (b)	1,120,000	1,147,737
See accompanying notes to financial statements.
BHFTII-404

Brighthouse Funds Trust II
Western Asset Management Strategic Bond Opportunities Portfolio
Schedule of Investments as of June 30, 2026
Non-Agency Mortgage-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Commercial Mortgage-Backed Securities—(Continued)
BFLD Commercial Mortgage Trust
6.316%, 1M TSFR + 2.691%, 11/15/41 (144A) (b)	3,180,000	$3,182,981
7.265%, 1M TSFR + 3.640%, 11/15/41 (144A) (b)	3,180,000	3,183,975
10.155%, 10/10/42 (144A) (b)	2,500,000	2,639,417
BWAY Mortgage Trust
4.058%, 03/10/33 (144A) (b)	3,200,000	2,807,090
BX Commercial Mortgage Trust
3.667%, 03/11/44 (144A) (b)	3,080,000	2,853,478
5.821%, 1M TSFR + 2.196%, 04/15/34 (144A) (b)	7,780,000	7,718,517
6.075%, 1M TSFR + 2.450%, 02/15/43 (144A) (b)	5,420,000	5,477,587
7.316%, 1M TSFR + 3.690%, 04/15/40 (144A) (b)	4,850,535	4,852,051
7.875%, 1M TSFR + 4.250%, 03/15/45 (144A) (b)	3,650,000	3,649,966
7.970%, 08/13/41 (144A) (b)	2,830,000	2,662,171
BX Trust
6.316%, 1M TSFR + 2.690%, 04/15/41 (144A) (b)	3,822,000	3,826,778
BXMT Ltd.
5.089%, 1M TSFR + 1.450%, 08/19/43 (144A) (b)	3,310,000	3,312,146
Citigroup Commercial Mortgage Trust
3.225%, 09/15/48 (144A)	24,911	24,348
6.015%, 06/12/40 (144A) (b)	1,120,000	1,136,224
CSMC Trust
3.160%, 12/15/41 (144A)	5,560,000	5,222,705
8.044%, PRIME + 1.544%, 07/15/32 (144A) (b)	700,000	686,510
11.044%, PRIME + 4.544%, 07/15/32 (144A) (b)	6,685,000	6,265,947
DGWD Trust
7.625%, 1M TSFR + 4.000%, 08/15/35 (144A) (b)	1,450,000	1,443,552
Dwight Issuer LLC
5.299%, 1M TSFR + 1.662%, 06/18/42 (144A) (b)	4,800,000	4,815,000
Extended Stay America Trust
6.225%, 1M TSFR + 2.600%, 10/15/42 (144A) (b)	3,438,386	3,459,876
GS Mortgage Securities Corp. II
9.263%, 03/10/41 (144A) (b)	5,880,000	5,998,543
HIH Trust
9.062%, 1M TSFR + 5.437%, 10/15/41 (144A) (b)	3,618,545	3,638,899
HIT Trust
12.747%, 1M TSFR + 9.122%, 07/15/39 (144A) (b)	2,560,000	2,575,333
JP Morgan Chase Commercial Mortgage Securities Trust
4.912%, 01/15/49 (b)	568,000	514,206
KIND Trust
6.040%, 1M TSFR + 2.414%, 08/15/38 (144A) (b)	1,309,248	1,300,912
6.990%, 1M TSFR + 3.364%, 08/15/38 (144A) (b)	2,687,927	2,670,140
MF1 Trust
5.178%, 1M TSFR + 1.541%, 11/18/39 (144A) (b)	4,910,000	4,920,696
MIC Trust
8.732%, 12/05/38 (144A) (b)	1,080,000	1,138,054
MLTI Trust
5.021%, 1M TSFR + 1.400%, 06/15/31 (144A) (b)	5,000,000	5,005,433
6.875%, 1M TSFR + 3.250%, 03/15/36 (144A) (b)	4,620,000	4,628,646
Morgan Stanley Capital I Trust
4.522%, 12/15/48 (b)	544,146	533,269
5.189%, 1M TSFR + 1.563%, 12/15/38 (144A) (b)	5,350,000	4,916,223
MSWF Commercial Mortgage Trust
5.472%, 05/15/56	2,210,000	2,263,742
7.245%, 12/15/56 (b)	2,260,000	2,387,349
Multifamily Trust
Zero Coupon, 04/25/46 (144A) (b)	1,054,789	1,021,917
Security Description	Principal Amount*	Value

Commercial Mortgage-Backed Securities—(Continued)
NYC Commercial Mortgage Trust
8.401%, 11/05/38 (144A) (b)	1,900,000	$1,900,367
8.497%, 05/09/41 (144A) (b)	4,110,000	4,250,872
9.631%, 11/05/38 (144A) (b)	4,600,000	4,561,908
One Market Plaza Trust
3.845%, 02/10/32 (144A)	1,250,000	1,193,431
RIDE
6.972%, 02/14/47 (144A) (b)	3,030,000	3,049,234
ROCK Trust
8.819%, 11/13/41 (144A)	2,500,000	2,606,893
SFO Commercial Mortgage Trust
6.890%, 1M TSFR + 3.264%, 05/15/38 (144A) (b)	4,000,000	3,985,000
SMR Mortgage Trust
9.625%, 1M TSFR + 6.000%, 02/15/39 (144A) (b)	3,483,000	3,432,155
SMRT Commercial Mortgage Trust
5.576%, 1M TSFR + 1.950%, 01/15/39 (144A) (b)	2,290,000	2,287,138
6.976%, 1M TSFR + 3.350%, 01/15/39 (144A) (b)	5,070,000	5,050,987
SWCH Commercial Mortgage Trust
6.966%, 1M TSFR + 3.340%, 02/15/42 (144A) (b)	4,860,000	4,805,325
UBS Commercial Mortgage Trust
3.418%, 12/15/50	856,963	844,453
WB Commercial Mortgage Trust
8.278%, 03/15/40 (144A) (b)	1,100,000	1,087,821
		173,441,251
Total Non-Agency Mortgage-Backed Securities (Cost $250,025,800)		254,823,333

Floating Rate Loans (i)—13.2%
Advertising — 0.2%
CB Poly U.S. Holdings, Inc.
Term Loan B, 9.232%, 3M TSFR + 5.500%, 05/18/29	2,953,964	2,808,112
Aerospace/Defense — 0.1%
TransDigm, Inc.
2026 Term Loan N, 6.144%, 1M TSFR + 2.500%, 02/13/33	1,755,600	1,757,700
Airlines — 0.1%
Spirit Airlines, Inc.
2025 DIP Contingent Term Loan, 07/14/26 † (e)	1,648,165	32,963
2025 DIP New Money Term Loan, 11.637%, 1M TSFR + 8.000%, 07/14/26 †	717,669	681,786
2025 Roll-Up Term Loan, 07/14/26 † (e)	4,326,045	1,211,293
2025 Second DIP New Money Term Loan, 11.637%, 1M TSFR + 8.000%, 07/14/26 †	177,987	169,088
2025 Third DIP New Money Term Loan, 11.637%, 1M TSFR + 8.000%, 07/14/26 †	351,530	333,953
		2,429,083
Apparel — 0.2%
ABG Intermediate Holdings 2 LLC
2025 Delayed Draw Term Loan, 5.894%, 1M TSFR + 2.250%, 02/13/32	2,879,172	2,880,456
See accompanying notes to financial statements.
BHFTII-405

Brighthouse Funds Trust II
Western Asset Management Strategic Bond Opportunities Portfolio
Schedule of Investments as of June 30, 2026
Floating Rate Loans (i)—(Continued)
Security Description	Principal Amount*	Value

Auto Parts & Equipment — 0.2%
Clarios Global LP
2024 USD Term Loan B, 6.144%, 1M TSFR + 2.500%, 05/06/30	1,603,809	$1,606,483
Stonepeak Motion Finco LLC
USD Term Loan B, 06/24/33 (j)	1,830,000	1,827,712
		3,434,195
Beverages — 0.1%
Celsius Holdings, Inc.
2025 Term Loan B, 5.982%, 3M TSFR + 2.250%, 04/01/32	2,231,347	2,246,687
Building Materials — 0.1%
PHRG Intermediate LLC
2025 Term Loan B, 7.732%, 3M TSFR + 4.000%, 02/20/32	2,029,500	2,019,353
Chemicals — 0.5%
A-AP Buyer, Inc.
Term Loan B, 6.413%, 3M TSFR + 2.750%, 09/09/31	1,793,891	1,801,366
Hexion Holdings Corp.
2024 Term Loan B, 7.652%, 1M TSFR + 4.000%, 03/15/29	2,679,433	2,595,701
Natgasoline LLC
2025 Term Loan B, 9.144%, 1M TSFR + 5.500%, 03/29/30	1,574,219	1,578,154
New Arclin U.S. Holding Corp.
2026 USD Term Loan B, 8.120%, 1M TSFR + 4.500%, 04/01/33	2,610,000	2,399,801
		8,375,022
Commercial Services — 0.5%
DS Parent, Inc.
Term Loan B, 9.232%, 3M TSFR + 5.500%, 01/31/31	4,640,872	3,828,719
Prime Security Services Borrower LLC
2024 1st Lien Term Loan B, 5.619%, 1M TSFR + 2.000%, 10/13/30	1,979,511	1,969,889
Pye-Barker Fire & Safety LLC
2025 Delayed Draw Term Loan, 6.232%, 3M TSFR + 2.500%, 12/16/32 (k)	271,700	272,525
2025 Term Loan, 6.232%, 3M TSFR + 2.500%, 12/16/32	1,818,300	1,823,820
VT Topco, Inc.
2024 1st Lien Term Loan B, 08/09/30 (j)	477,570	469,383
WW International, Inc.
2025 Takeback Term Loan, 10.528%, 3M TSFR + 6.800%, 06/24/30	1,910,114	1,451,687
		9,816,023
Computers — 0.3%
Coreweave Financing DDTL V LLC
Delayed Draw Term Loan, 8.120%, 1M TSFR + 4.500%, 11/17/31 (k)	1,900,000	1,940,850
Nielsen Consumer, Inc.
2025 USD 1st Lien Term Loan, 5.894%, 1M TSFR + 2.250%, 10/31/30	989,944	980,045
Security Description	Principal Amount*	Value

Computers—(Continued)
UST Holdings Ltd.
Term Loan, 6.652%, 1M TSFR + 3.000%, 11/20/28	1,897,203	$1,807,086
		4,727,981
Distribution/Wholesale — 0.0%
BCPE Empire Holdings, Inc.
2025 Term Loan B, 6.894%, 1M TSFR + 3.250%, 12/11/30	982,531	971,068
Diversified Financial Services — 2.1%
Ascensus Group Holdings, Inc.
2024 Term Loan B, 6.644%, 1M TSFR + 3.000%, 11/25/32	4,575,677	4,468,432
Blackhawk Network Holdings, Inc.
2026 Term Loan B, 7.144%, 1M TSFR + 3.500%, 03/12/29	1,700,492	1,694,292
CFC Bidco Ltd.
Term Loan B, 7.182%, 3M TSFR + 3.500%, 07/01/32	4,039,700	3,812,467
Citadel Securities LP
2026 Term Loan B, 5.661%, 3M TSFR + 2.000%, 06/10/33	2,865,888	2,862,805
Edelman Financial Center LLC
2026 Term Loan B, 7.644%, 1M TSFR + 4.000%, 12/01/31	1,410,000	1,415,816
Focus Financial Partners LLC
2025 Incremental Term Loan B, 6.144%, 1M TSFR + 2.500%, 09/15/31	3,327,130	3,249,675
Greystone Select Financial LLC
Term Loan B, 8.925%, 3M TSFR + 5.000%, 06/16/28	1,324,422	1,319,455
Jane Street Group LLC
2024 Term Loan B1, 5.666%, 3M TSFR + 2.000%, 12/15/31	3,969,636	3,938,208
VCI Asset Holdings 1 LLC
Fixed Term Loan, 10.000%, 11/20/30	4,405,263	4,715,283
VCI Asset Holdings 2 LLC
Fixed Term Loan, 7.375%, 02/18/31	4,582,825	4,734,631
VCI Asset Holdings 3 LLC
Fixed Term Loan, 6.875%, 04/24/31	2,030,000	2,067,210
VFH Parent LLC
2025 Term Loan B, 6.144%, 1M TSFR + 2.500%, 06/21/31	3,138,300	3,144,837
		37,423,111
Electric — 0.4%
Birdsboro Power LLC
2026 Term Loan B, 06/24/33 (j)	2,421,635	2,427,689
Pathfinder Power LLC
Term Loan B, 06/22/33 (j)	2,890,000	2,889,098
Talen Energy Supply LLC
2025 Term Loan B, 5.644%, 1M TSFR + 2.000%, 11/26/32	1,542,250	1,532,852
		6,849,639
Engineering & Construction — 0.2%
Osmose Utilities Services, Inc.
Term Loan, 7.008%, 1M TSFR + 3.250%, 06/23/28	2,826,831	2,814,464
See accompanying notes to financial statements.
BHFTII-406

Brighthouse Funds Trust II
Western Asset Management Strategic Bond Opportunities Portfolio
Schedule of Investments as of June 30, 2026
Floating Rate Loans (i)—(Continued)
Security Description	Principal Amount*	Value

Entertainment — 0.7%
Allen Media LLC
2021 Term Loan B, 9.382%, 3M TSFR + 5.500%, 02/10/27	2,589,977	$1,782,767
Catawba Nation Gaming Authority
Term Loan B, 8.413%, 3M TSFR + 4.750%, 03/29/32	2,730,000	2,734,264
EOC Borrower LLC
Term Loan B, 6.394%, 1M TSFR + 2.750%, 03/24/32	3,821,400	3,829,043
Peninsula Pacific Entertainment LLC
2025 Term Loan B, 8.596%, 6M TSFR + 4.750%, 10/01/32	4,108,000	4,113,135
		12,459,209
Environmental Control — 0.1%
Madison IAQ LLC
2026 Term Loan B, 5.470%, 6M TSFR + 1.750%, 05/06/32	2,153,046	2,150,163
Hand/Machine Tools — 0.2%
Dynamo Newco II GmbH
2025 USD Term Loan B, 6.894%, 1M TSFR + 3.250%, 09/30/31	2,955,169	2,827,727
Healthcare-Products — 0.2%
Hologic, Inc.
2026 USD Term Loan B, 5.995%, 3M TSFR + 2.250%, 04/07/33	3,980,000	3,896,917
Healthcare-Services — 0.8%
Aveanna Healthcare LLC
2026 Term Loan B, 6.644%, 1M TSFR + 3.000%, 09/17/32	2,726,300	2,739,763
LifePoint Health, Inc.
2024 1st Lien Term Loan B, 7.423%, 3M TSFR + 3.750%, 05/19/31	3,845,618	3,793,395
2024 Incremental Term Loan B1, 7.177%, 3M TSFR + 3.500%, 05/19/31	578,922	569,836
MPH Acquisition Holdings LLC
2025 Second Out Term Loan, 8.263%, 3M TSFR + 4.600%, 12/31/30	1,938,871	1,710,245
Phoenix Guarantor, Inc.
2026 Term Loan B, 5.644%, 1M TSFR + 2.000%, 02/21/31	1,016,761	1,016,204
Sotera Health Holdings LLC
2026 Term Loan B, 5.894%, 1M TSFR + 2.250%, 05/30/31	2,121,248	2,126,110
Team Services Group
2026 Term Loan B, 8.982%, 3M TSFR + 5.250%, 03/31/33	2,690,000	2,642,925
		14,598,478
Holding Companies-Diversified — 0.2%
GC Ferry Acquisition I, Inc.
Delayed Draw Term Loan, 08/16/32 (k)	463,750	463,895
Term Loan, 7.232%, 3M TSFR + 3.500%, 08/16/32	2,702,669	2,703,260
		3,167,155
Security Description	Principal Amount*	Value

Insurance — 0.9%
Acrisure LLC
2024 1st Lien Term Loan B6, 6.644%, 1M TSFR + 3.000%, 11/06/30	2,403,256	$2,183,959
AmWINS Group, Inc.
2026 Term Loan B, 5.732%, 3M TSFR + 2.000%, 01/30/32	3,805,775	3,732,433
Asurion LLC
2021 Second Lien Term Loan B4, 9.028%, 3M TSFR + 5.250%, 01/20/29	569,159	564,001
2026 Term Loan B14, 7.413%, 3M TSFR + 3.750%, 02/23/33	1,566,075	1,484,835
Broadstreet Partners, Inc.
2024 Term Loan B4, 6.144%, 1M TSFR + 2.500%, 06/13/31	1,851,646	1,790,625
Hyperion Insurance Group Ltd.
2025 Term Loan B, 6.394%, 1M TSFR + 2.750%, 04/18/30	911,917	858,668
Sedgwick Claims Management Services, Inc.
2023 Term Loan B, 6.144%, 1M TSFR + 2.500%, 07/31/31	3,523,670	3,482,193
Truist Insurance Holdings LLC
2024 Term Loan B, 6.482%, 3M TSFR + 2.750%, 05/06/31	1,769,758	1,732,703
		15,829,417
Internet — 0.1%
Gen Digital, Inc.
2024 Term Loan B, 5.394%, 1M TSFR + 1.750%, 09/12/29	2,262,094	2,240,652
Investment Companies — 0.2%
NEXUS Buyer LLC
2025 Incremental Term Loan, 7.644%, 1M TSFR + 4.000%, 07/31/31	1,369,650	1,327,094
2025 Term Loan B, 7.144%, 1M TSFR + 3.500%, 07/31/31	3,116,788	3,011,596
		4,338,690
Leisure Time — 0.3%
Kingpin Intermediate Holdings LLC
2025 Term Loan B, 6.894%, 1M TSFR + 3.250%, 09/22/32	5,492,400	4,804,136
Media — 0.3%
Discovery Global Holdings, Inc.
2026 USD Term Loan B, 6.144%, 1M TSFR + 2.500%, 06/03/33	2,746,154	2,750,326
Nexstar Broadcasting, Inc.
2026 Term Loan B7, 6.394%, 1M TSFR + 2.750%, 03/18/33	2,352,857	2,332,060
		5,082,386
Packaging & Containers — 0.2%
Clydesdale Acquisition Holdings, Inc.
2025 Term Loan B, 6.894%, 1M TSFR + 3.250%, 04/01/32	1,432,764	1,376,707
See accompanying notes to financial statements.
BHFTII-407

Brighthouse Funds Trust II
Western Asset Management Strategic Bond Opportunities Portfolio
Schedule of Investments as of June 30, 2026
Floating Rate Loans (i)—(Continued)
Security Description	Principal Amount*	Value

Packaging & Containers—(Continued)
Clydesdale Acquisition Holdings, Inc.
Term Loan B, 6.819%, 1M TSFR + 3.175%, 04/13/29	2,420,000	$2,380,525
		3,757,232
Pharmaceuticals — 0.2%
Bausch Health Cos., Inc.
2025 Term Loan B, 9.894%, 1M TSFR + 6.250%, 10/08/30	1,485,000	1,443,234
Gainwell Acquisition Corp.
Term Loan B, 7.832%, 3M TSFR + 4.000%, 10/01/27	2,842,740	2,805,784
		4,249,018
Real Estate Investment Trusts — 0.4%
KREF Holdings X LLC
2025 Term Loan, 6.137%, 1M TSFR + 2.500%, 03/05/32	3,202,650	3,088,556
Starwood Property Trust, Inc.
2025 Repriced Term Loan B, 5.394%, 1M TSFR + 1.750%, 11/18/27	1,902,972	1,895,836
2026 Term Loan B, 5.644%, 1M TSFR + 2.000%, 09/24/32	2,034,650	2,031,472
		7,015,864
Retail — 1.2%
Harbor Freight Tools USA, Inc.
2024 Term Loan B, 5.894%, 1M TSFR + 2.250%, 06/11/31	2,286,829	2,281,661
Michaels Cos., Inc.
2026 Term Loan B, 8.732%, 3M TSFR + 5.000%, 03/15/33	4,300,000	4,284,950
Peer Holding III B.V.
2025 USD Term Loan B, 5.982%, 3M TSFR + 2.250%, 10/14/32	1,157,100	1,159,510
2025 USD Term Loan B4B, 6.232%, 3M TSFR + 2.500%, 10/28/30	1,902,704	1,909,246
2025 USD Term Loan B5B, 6.232%, 3M TSFR + 2.500%, 07/01/31	2,610,250	2,619,224
Petco Health & Wellness Co., Inc.
2026 Term Loan B, 7.982%, 3M TSFR + 4.250%, 02/03/31	3,331,650	3,293,939
Spencer Spirit IH LLC
2024 Term Loan B, 7.625%, 1M TSFR + 4.000%, 07/15/31	2,951,046	2,964,576
Thermostat Purchaser III, Inc.
2024 Term Loan B, 7.982%, 3M TSFR + 4.250%, 08/31/28	2,279,939	2,257,140
		20,770,246
Software — 2.0%
Athenahealth Group, Inc.
2026 Term Loan B, 6.894%, 1M TSFR + 3.250%, 02/16/32	1,855,315	1,837,921
Calabrio, Inc.
2025 First Out Term Loan, 7.666%, 3M TSFR + 4.000%, 11/26/32	1,160,000	906,250
Security Description	Principal Amount*	Value

Software—(Continued)
Cloud Software Group, Inc.
2025 Term Loan B (2031), 6.982%, 3M TSFR + 3.250%, 03/21/31	2,785,965	$2,456,873
Cloudera, Inc.
2021 Term Loan, 7.494%, 1M TSFR + 3.750%, 10/08/28	2,498,234	1,941,335
Cotiviti Corp.
2025 2nd Amendment Term Loan, 6.370%, 1M TSFR + 2.750%, 03/26/32	3,999,600	3,644,635
Darktrace PLC
1st Lien Term Loan, 6.927%, 3M TSFR + 3.250%, 10/09/31	2,918,475	2,694,724
Dayforce, Inc.
2026 Term Loan, 6.663%, 3M TSFR + 3.000%, 02/04/33	4,840,000	4,427,090
DCert Buyer, Inc.
2021 2nd Lien Term Loan, 10.644%, 1M TSFR + 7.000%, 02/19/29	1,927,036	1,629,549
Electronic Arts, Inc.
USD Term Loan B, 03/24/33 (j)	1,220,000	1,224,829
Evertec Group LLC
2023 Term Loan B, 5.894%, 1M TSFR + 2.250%, 10/30/30	2,531,265	2,528,101
Modena Buyer LLC
Term Loan, 7.913%, 3M TSFR + 4.250%, 07/01/31	3,085,494	2,858,581
Planview Parent, Inc.
2024 1st Lien Term Loan, 7.232%, 3M TSFR + 3.500%, 12/17/27	1,473,060	1,273,461
Project Alpha Intermediate Holding, Inc.
2024 1st Lien Term Loan B, 6.982%, 3M TSFR + 3.250%, 10/26/30	344,736	252,273
Relativity ODA LLC
2026 Term Loan B, 6.394%, 1M TSFR + 2.750%, 01/30/33	960,000	939,600
SolarWinds Holdings, Inc.
2025 Term Loan, 7.670%, 3M TSFR + 4.000%, 04/16/32	4,781,457	3,992,517
SS&C Technologies, Inc.
2024 Term Loan B8, 5.644%, 1M TSFR + 2.000%, 05/09/31	2,300,445	2,298,922
		34,906,661
Telecommunications — 0.2%
QualityTech LP
Term Loan B, 7.114%, 1M TSFR + 3.500%, 10/30/31	4,108,000	4,128,540
Total Floating Rate Loans (Cost $245,878,560)		234,775,385

Asset-Backed Securities—10.0%
Asset-Backed - Home Equity — 0.2%
WaMu Asset-Backed Certificates WaMu Trust
3.933%, 1M TSFR + 0.284%, 07/25/47 (b)	5,494,526	4,181,350
Asset-Backed - Manufactured Housing — 0.3%
Conseco Finance Corp.
7.020%, 05/01/31 (b)	14,792,083	3,165,420
See accompanying notes to financial statements.
BHFTII-408

Brighthouse Funds Trust II
Western Asset Management Strategic Bond Opportunities Portfolio
Schedule of Investments as of June 30, 2026
Asset-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Asset-Backed - Manufactured Housing—(Continued)
Conseco Finance Corp.
7.700%, 05/01/31 (b)	6,654,070	$1,539,044
Origen Manufactured Housing Contract Trust
5.536%, 04/15/37 (b)	93,605	87,297
UCFC Manufactured Housing Contract
7.095%, 04/15/29 (b)	173,848	167,462
		4,959,223
Asset-Backed - Other — 8.9%
720 East CLO Ltd.
9.575%, 3M TSFR + 5.900%, 01/20/38 (144A) (b)	960,000	942,562
720 East CLO VII Ltd.
8.425%, 3M TSFR + 4.750%, 04/20/37 (144A) (b)	4,210,000	4,100,822
Abry Liquid Credit CLO Ltd.
6.835%, 3M TSFR + 3.150%, 01/15/39 (144A) (b)	3,140,000	3,144,996
AGL CLO 17 Ltd.
8.322%, 3M TSFR + 4.650%, 01/21/35 (144A) (b)	2,570,000	2,277,059
AGL CLO 44 Ltd.
8.414%, 3M TSFR + 4.750%, 10/22/37 (144A) (b)	3,630,000	3,632,145
AIMCO CLO
6.280%, 3M TSFR + 2.600%, 10/17/38 (144A) (b)	3,500,000	3,502,765
Aligned Data Centers Issuer LLC
6.688%, 06/15/56 (144A)	1,810,000	1,813,182
ALTDE Trust
5.521%, 04/15/51 (144A)	1,293,424	1,279,778
AMMC CLO 27 Ltd.
6.375%, 3M TSFR + 2.700%, 01/20/37 (144A) (b)	1,580,000	1,573,389
AMMC CLO 30 Ltd.
6.243%, 3M TSFR + 2.650%, 04/15/39 (144A) (b)	2,510,000	2,510,289
Apex Credit CLO LLC
7.425%, 3M TSFR + 3.750%, 10/20/34 (144A) (b)	1,575,000	1,550,113
Applebee's Funding LLC/IHOP Funding LLC
6.720%, 06/07/55 (144A)	3,000,000	2,993,352
7.824%, 03/05/53 (144A)	2,000,000	2,015,271
Arini U.S. CLO III Ltd.
9.011%, 3M TSFR + 5.250%, 01/15/39 (144A) (b)	2,490,000	2,506,133
Bear Stearns Asset-Backed Securities Trust
6.000%, 10/25/36	833,153	231,804
Black Diamond CLO Ltd.
5.317%, 3M TSFR + 1.650%, 10/25/37 (144A) (b)	5,000,000	5,007,710
7.564%, 3M TSFR + 3.900%, 11/22/34 (144A) (b)	3,720,000	3,717,768
Blueberry Park CLO Ltd.
6.575%, 3M TSFR + 2.900%, 10/20/37 (144A) (b)	2,640,000	2,562,492
Capital Four U.S. CLO I Ltd.
6.925%, 3M TSFR + 3.250%, 01/18/35 (144A) (b)	3,630,000	3,546,837
Capital Four U.S. CLO Ltd.
6.925%, 3M TSFR + 3.250%, 10/18/38 (144A) (b)	3,130,000	3,142,780
Captree Park CLO Ltd.
6.925%, 3M TSFR + 3.250%, 07/20/37 (144A) (b)	1,610,000	1,598,730
CarVal CLO XI C Ltd.
6.675%, 3M TSFR + 3.000%, 10/20/37 (144A) (b)	3,090,000	3,078,258
CIFC Funding Ltd.
7.375%, 3M TSFR + 3.700%, 04/20/37 (144A) (b)	1,340,000	1,340,166
Columbia Cent CLO 35 Ltd.
7.167%, 3M TSFR + 3.500%, 07/25/36 (144A) (b)	2,400,000	2,400,000
Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
Dividend Solar Loans LLC
3.670%, 08/22/39 (144A)	1,650,212	$1,510,000
Dryden 113 CLO Ltd.
6.673%, 3M TSFR + 3.000%, 10/15/37 (144A) (b)	3,250,000	3,244,875
Flatiron CLO 28 Ltd.
8.273%, 3M TSFR + 4.600%, 07/15/36 (144A) (b)	1,540,000	1,515,847
Fortress Credit BSL XII Ltd.
11.065%, 3M TSFR + 7.392%, 10/15/34 (144A) (b)	2,000,000	1,775,248
Galaxy XXII CLO Ltd.
6.180%, 3M TSFR + 2.500%, 04/16/34 (144A) (b)	3,510,000	3,453,475
GGAM Master Trust International Ltd.
5.861%, 09/30/60 (144A)	1,780,000	1,777,714
Greystone CRE Notes HC-4 LLC
5.865%, 1M TSFR + 2.240%, 10/15/42 (144A) (b)	4,800,000	4,810,500
Greywolf CLO IV Ltd.
7.180%, 3M TSFR + 3.500%, 04/17/34 (144A) (b)	1,860,000	1,855,343
HalseyPoint CLO 3 Ltd.
5.143%, 3M TSFR + 1.480%, 07/30/37 (144A) (b)	2,110,000	2,112,665
Hayfin U.S. XV Ltd.
7.930%, 3M TSFR + 4.260%, 04/28/37 (144A) (b)	2,970,000	2,970,817
Jamestown CLO IX Ltd.
6.917%, 3M TSFR + 3.250%, 07/25/34 (144A) (b)	2,660,000	2,650,158
Katayma CLO II Ltd.
8.175%, 3M TSFR + 4.500%, 04/20/37 (144A) (b)	1,200,000	1,200,242
Kinetic ABS Issuer LLC
7.653%, 02/25/56 (144A)	3,000,000	3,043,501
Lighthouse Park CLO Ltd.
8.317%, 3M TSFR + 4.650%, 10/24/37 (144A) (b)	1,860,000	1,862,143
Lunar Structured Aircraft Portfolio Notes
5.682%, 10/15/46 (144A)	780,965	761,977
Madison Park Funding XXIV Ltd.
6.625%, 3M TSFR + 2.950%, 10/20/29 (144A) (b)	2,460,000	2,468,425
Magnetite XXII Ltd.
6.573%, 3M TSFR + 2.900%, 07/15/36 (144A) (b)	1,830,000	1,830,359
Magnetite XXXII Ltd.
8.273%, 3M TSFR + 4.600%, 10/15/37 (144A) (b)	3,980,000	3,881,296
MF1 LLC
4.957%, 1M TSFR + 1.320%, 02/18/40 (144A) (b)	3,860,000	3,859,428
6.378%, 1M TSFR + 2.741%, 02/18/40 (144A) (b)	1,410,000	1,405,600
7.127%, 1M TSFR + 3.490%, 02/18/40 (144A) (b)	1,340,000	1,340,934
Mountain View CLO XIX Ltd.
7.080%, 3M TSFR + 3.400%, 10/17/38 (144A) (b)	2,610,000	2,617,193
Navesink CLO 2 Ltd.
7.323%, 3M TSFR + 3.650%, 01/15/36 (144A) (b)	3,000,000	3,009,909
New Mountain CLO 5 Ltd.
6.825%, 3M TSFR + 3.150%, 07/20/36 (144A) (b)	2,690,000	2,672,415
Obra CLO 3 Ltd.
6.875%, 3M TSFR + 3.200%, 01/20/39 (144A) (b)	2,550,000	2,569,788
Ocean Trails CLO X
4.973%, 3M TSFR + 1.300%, 10/15/34 (144A) (b)	5,500,000	5,500,528
11.505%, 3M TSFR + 7.832%, 10/15/34 (144A) (b)	4,000,000	3,451,120
Octagon Investment Partners 47 Ltd.
9.664%, 3M TSFR + 6.000%, 01/22/38 (144A) (b)	2,680,000	2,613,970
OHA Credit Funding 11 Ltd.
6.525%, 3M TSFR + 2.850%, 07/19/37 (144A) (b)	3,150,000	3,151,673
See accompanying notes to financial statements.
BHFTII-409

Brighthouse Funds Trust II
Western Asset Management Strategic Bond Opportunities Portfolio
Schedule of Investments as of June 30, 2026
Asset-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
OHA Credit Funding 19 Ltd.
6.575%, 3M TSFR + 2.900%, 07/20/37 (144A) (b)	1,000,000	$1,006,902
Palmer Square CLO Ltd.
6.625%, 3M TSFR + 2.950%, 07/20/37 (144A) (b)	4,210,000	4,211,907
Palmer Square Loan Funding Ltd.
7.423%, 3M TSFR + 3.750%, 10/15/32 (144A) (b)	2,550,000	2,497,983
Park Blue CLO Ltd.
6.449%, 3M TSFR + 2.800%, 07/20/39 (144A) (b)	4,270,000	4,270,149
Phantom Aviation
6.027%, 01/15/51 (144A)	1,783,319	1,734,454
Point Broadband Funding LLC
8.156%, 07/20/55 (144A)	1,500,000	1,533,350
Rockford Tower CLO Ltd.
10.515%, 3M TSFR + 6.840%, 03/20/38 (144A) (b)	750,000	699,502
RR 18 Ltd.
8.573%, 3M TSFR + 4.900%, 07/15/40 (144A) (b)	3,013,000	2,946,856
Structured Asset Securities Corp. Mortgage Loan Trust
3.983%, 1M TSFR + 0.334%, 02/25/36 (144A) (b)	2,518,563	40,995
Symphony CLO XIX Ltd.
4.901%, 3M TSFR + 1.222%, 04/16/31 (144A) (b)	49,241	49,221
Wellesley Park CLO Ltd.
8.267%, 3M TSFR + 4.600%, 01/24/39 (144A) (b)	1,190,000	1,161,106
Whitebox CLO V Ltd.
6.525%, 3M TSFR + 2.850%, 07/20/38 (144A) (b)	2,680,000	2,688,246
		158,226,215
Asset-Backed - Student Loan — 0.6%
Bayview Opportunity Master Fund VII LLC
5.878%, SOFR30A + 2.250%, 07/27/48 (144A) (b)	3,258,703	3,258,708
College Avenue Student Loans LLC
6.060%, 05/25/55 (144A)	2,042,659	2,053,773
National Collegiate Student Loan Trust
4.053%, 1M TSFR + 0.404%, 01/25/33 (b)	722,901	711,646
4.103%, 1M TSFR + 0.454%, 05/25/32 (b)	4,600,000	2,601,116
SMB Private Education Loan Trust
3.860%, 01/15/53 (144A)	2,113,885	1,870,047
		10,495,290
Total Asset-Backed Securities (Cost $183,397,963)		177,862,078

Foreign Government—4.7%
Regional Government — 0.4%
Provincia de Buenos Aires/Government Bonds
6.625%, 09/01/37 (144A) (d)	4,941,498	4,079,107
Provincia de Cordoba
9.750%, 07/02/32 (144A)	2,733,000	2,921,577
		7,000,684
Sovereign — 4.3%
Angola Government International Bonds
8.000%, 11/26/29 (144A)	2,100,000	2,136,887
8.750%, 04/14/32 (144A) (a)	1,520,000	1,532,760
9.125%, 11/26/49 (Reg-S)	1,710,000	1,604,643
9.375%, 03/31/33 (144A) (a)	2,800,000	2,861,461
Security Description	Principal Amount*	Value

Sovereign—(Continued)
Bahamas Government International Bonds
8.250%, 06/24/36 (144A)	3,000,000	$3,359,970
Brazil Notas do Tesouro Nacional
10.000%, 01/01/31 (BRL)	56,781,000	9,563,347
Dominican Republic International Bonds
4.500%, 01/30/30 (Reg-S)	900,000	866,565
4.875%, 09/23/32 (Reg-S)	4,020,000	3,812,367
5.500%, 02/22/29 (144A)	2,100,000	2,098,215
Ecuador Government International Bonds
8.750%, 01/29/34 (144A)	1,720,000	1,734,620
Egypt Government International Bonds
5.875%, 02/16/31 (Reg-S)	510,000	497,001
7.053%, 01/15/32 (Reg-S)	1,940,000	1,942,959
El Salvador Government International Bonds
9.250%, 04/17/30 (144A)	1,180,000	1,270,117
9.650%, 11/21/54 (144A)	2,370,000	2,714,622
Ethiopia International Bonds
6.625%, 12/11/24 (Reg-S)	1,500,000	1,628,400
Ghana Government International Bonds
Zero Coupon, 07/03/26 (144A)	11,360	11,323
5.000%, 07/03/29 (144A) (d)	565,373	557,336
5.000%, 07/03/35 (144A) (d)	929,160	861,980
Ivory Coast Government International Bonds
7.625%, 01/30/33 (144A)	6,250,000	6,672,247
8.250%, 01/30/37 (144A)	1,720,000	1,902,644
Jamaica Government International Bonds
9.625%, 11/03/30 (JMD)	227,000,000	1,521,894
Jordan Government International Bonds
7.500%, 01/13/29 (Reg-S)	2,340,000	2,445,577
7.750%, 01/15/28 (144A)	3,150,000	3,260,574
Mexico Government International Bonds
6.000%, 05/07/36 (a)	4,330,000	4,314,412
Mozambique International Bonds
9.000%, 09/15/31 (Reg-S) (d)	1,240,000	1,092,871
Nigeria Government International Bonds
7.143%, 02/23/30 (Reg-S)	2,600,000	2,643,282
Paraguay Government International Bonds
6.650%, 03/04/55 (144A) (a)	200,000	214,700
Republic of Kenya Government International Bonds
6.300%, 01/23/34 (Reg-S)	1,220,000	1,120,965
9.750%, 02/16/31 (144A)	2,610,000	2,838,755
Republic of Uzbekistan International Bonds
3.900%, 10/19/31 (Reg-S)	1,650,000	1,532,365
Romania Government International Bonds
7.500%, 02/10/37 (144A)	2,190,000	2,363,426
Senegal Government International Bonds
6.250%, 05/23/33 (Reg-S)	1,520,000	805,699
Sri Lanka Government International Bonds
3.100%, 01/15/30 (144A) (d)	163,672	166,822
3.350%, 03/15/33 (144A) (d)	321,040	308,535
3.600%, 06/15/35 (144A) (d)	216,776	180,766
3.600%, 05/15/36 (144A) (d)	150,447	150,769
3.600%, 02/15/38 (144A) (d)	301,021	303,967
4.000%, 04/15/28 (144A)	111,047	107,240
Ukraine Government International Bonds
Zero Coupon, 02/01/30 (Reg-S) (d)	23,994	17,163
See accompanying notes to financial statements.
BHFTII-410

Brighthouse Funds Trust II
Western Asset Management Strategic Bond Opportunities Portfolio
Schedule of Investments as of June 30, 2026
Foreign Government—(Continued)
Security Description	Principal Amount*	Value

Sovereign—(Continued)
Ukraine Government International Bonds
3.000%, 02/01/34 (Reg-S) (d)	612,820	$345,226
3.000%, 02/01/35 (Reg-S) (d)	517,876	310,821
3.000%, 02/01/36 (Reg-S) (d)	431,563	258,379
4.500%, 02/01/34 (Reg-S) (d)	600,436	421,003
4.500%, 02/01/35 (Reg-S) (d)	1,050,764	726,340
4.500%, 02/01/36 (Reg-S) (d)	1,350,982	925,397
Uruguay Government International Bonds
3.400%, 05/16/45 (UYU) (l)	9,660,842	257,172
		76,263,584
Total Foreign Government (Cost $77,266,669)		83,264,268

Agency Sponsored Mortgage-Backed Securities—4.5%
Agency Collateralized Mortgage Obligations — 4.0%
Federal Home Loan Mortgage Corp. Multifamily Structured Credit Risk
6.378%, SOFR30A + 2.750%, 11/25/45 (144A) (b)	4,510,000	4,515,116
Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust
4.250%, 11/25/59 (144A) (b)	3,528,991	3,423,701
4.250%, 05/25/60 (144A) (b)	4,513,971	4,401,655
Federal Home Loan Mortgage Corp. STACR REMICS Trust
5.728%, SOFR30A + 2.100%, 03/25/46 (144A) (b)	4,530,000	4,597,083
6.678%, SOFR30A + 3.050%, 01/25/34 (144A) (b)	4,750,000	5,036,579
7.378%, SOFR30A + 3.750%, 02/25/42 (144A) (b)	2,717,000	2,764,548
8.378%, SOFR30A + 4.750%, 02/25/42 (144A) (b)	1,090,000	1,114,581
8.378%, SOFR30A + 4.750%, 01/25/51 (144A) (b)	1,490,000	1,656,865
9.378%, SOFR30A + 5.750%, 09/25/42 (144A) (b)	3,780,000	3,988,472
Federal National Mortgage Association Connecticut Avenue Securities Trust
6.128%, SOFR30A + 2.500%, 10/25/43 (144A) (b)	1,810,000	1,841,122
6.128%, SOFR30A + 2.500%, 02/25/44 (144A) (b)	1,100,000	1,126,330
6.328%, SOFR30A + 2.700%, 01/25/44 (144A) (b)	4,650,000	4,768,462
6.728%, SOFR30A + 3.100%, 10/25/41 (144A) (b)	7,990,000	8,041,973
6.992%, SOFR30A + 3.364%, 01/25/40 (144A) (b)	3,590,000	3,630,346
7.142%, SOFR30A + 3.514%, 10/25/39 (144A) (b)	8,148,201	8,199,758
7.528%, SOFR30A + 3.900%, 07/25/43 (144A) (b)	1,470,000	1,536,105
7.842%, SOFR30A + 4.214%, 07/25/39 (144A) (b)	3,380,233	3,387,245
9.628%, SOFR30A + 6.000%, 10/25/41 (144A) (b)	3,470,000	3,519,205
10.628%, SOFR30A + 7.000%, 04/25/42 (144A) (b)	3,470,000	3,622,368
Government National Mortgage Association REMICS
0.489%, 07/16/58 (b) (h)	600,536	14,875
2.500%, 10/20/51 (h)	753,729	104,832
		71,291,221
Agency Mortgage-Backed Securities — 0.5%
Federal National Mortgage Association
4.500%, 04/01/49	30,816	30,030
4.500%, 08/01/58	52,002	50,235
FREMF Mortgage Trust
9.992%, SOFR30A + 6.400%, 07/25/31 (144A) (b)	1,713,798	1,639,404
Government National Mortgage Association
2.000%, 02/20/51	687,263	558,090
Security Description	Principal Amount*/ Shares	Value

Agency Mortgage-Backed Securities—(Continued)
Government National Mortgage Association
2.500%, 05/20/51	230,211	$198,624
3.500%, 12/20/50	385,708	353,108
4.500%, 11/20/50	712,218	696,600
4.500%, 12/20/50	122,151	119,474
5.000%, 09/20/52	412,754	410,356
5.500%, 04/20/53	246,820	250,056
Multifamily Connecticut Avenue Securities Trust
6.992%, SOFR30A + 3.364%, 10/25/49 (144A) (b)	2,001,794	2,020,304
7.492%, SOFR30A + 3.864%, 03/25/50 (144A) (b)	2,995,204	3,037,800
		9,364,081
Total Agency Sponsored Mortgage-Backed Securities (Cost $80,552,578)		80,655,302

Convertible Preferred Stocks—0.3%
Banks — 0.3%
Wells Fargo & Co.- Series L, 7.500% (Cost $5,598,292)	4,965	5,744,505

U.S. Treasury & Government Agencies—0.1%
U.S. Treasury — 0.1%
U.S. Treasury Notes
4.125%, 02/15/36	20,000	19,513
4.375%, 05/15/36	1,950,000	1,942,992
Total U.S. Treasury & Government Agencies (Cost $1,967,709)		1,962,505

Common Stocks—0.1%
Automobile Components — 0.0%
Lear Corp.	399	53,490
Chemicals — 0.0%
LyondellBasell Industries NV - Class A	23	1,211
Diversified Telecommunication Services — 0.1%
Luxco Co. Ltd. (m)	61,672	1,214,983
Media — 0.0%
Cengage Learning, Inc. (m)	10,995	192,413
Oil, Gas & Consumable Fuels — 0.0%
Ascent CNR Corp. - Class A † (f) (g) (m)	13,995	27,990
Passenger Airlines — 0.0%
Spirit Aviation Holdings, Inc. † (m)	82,316	1,646
Real Estate Management & Development — 0.0%
Country Garden Holdings Co. Ltd. (m)	3,330	71
Total Common Stocks (Cost $3,396,720)		1,491,804

See accompanying notes to financial statements.
BHFTII-411

Brighthouse Funds Trust II
Western Asset Management Strategic Bond Opportunities Portfolio
Schedule of Investments as of June 30, 2026
Rights—0.0%
Security Description	Shares/ Principal Amount*	Value

Telecommunications — 0.0%
Altice Holdings 1 SARL (144A) (m) (Cost $0)	3,989	$61,531

Convertible Bond—0.0%
Real Estate — 0.0%
Country Garden Holdings Co. Ltd.
Zero Coupon, 12/31/31 (Reg-S) (Cost $117,272)	833,605	56,268

Escrow Shares—0.0%
Forest Products & Paper — 0.0%
Sino Forest Corp. (f) (g) (m) (Cost $0)	1,746,000	0

Short-Term Investments—0.1%
Repurchase Agreement—0.1%
Fixed Income Clearing Corp.
Repurchase Agreement dated 06/30/26 at 2.500%, due on 07/01/26, with a maturity value of $1,911,384; collateralized by U.S. Treasury Note at 4.000%, maturing 12/15/27, with a market value of $1,949,519	1,911,251	1,911,251
Total Short-Term Investments (Cost $1,911,251)		1,911,251

Securities Lending Reinvestments (n)—14.9%
Short-Term Investment Funds—3.6%
Allspring Government Money Market Fund, Select Class 3.570% (o)	10,000,000	10,000,000
BlackRock Liquidity Funds FedFund, Institutional Shares 3.540% (o)	11,000,000	11,000,000
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class 3.520% (o)	11,000,000	11,000,000
Fidelity Investments Money Market Government Portfolio, Class I 3.530% (o)	5,000,000	5,000,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 3.530% (o)	2,000,000	2,000,000
Invesco STIT-Government & Agency Portfolio, Institutional Class 3.570% (o)	11,000,000	11,000,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares 3.560% (o)	11,000,000	11,000,000
RBC BlueBay U.S. Government Money Market Fund, Institutional Shares 3.550% (o)	2,000,000	2,000,000
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.580% (o)	1,000,000	1,000,000
		64,000,000

Certificates of Deposit—2.6%
Bank of Montreal
4.000%, SOFR + 0.380%, 11/19/26 (b)	2,000,000	2,001,088
4.000%, SOFR + 0.380%, 05/07/27 (b)	2,000,000	1,999,996
Bank of Nova Scotia
3.950%, SOFR + 0.330%, 07/22/26 (b)	2,000,000	1,999,982
Security Description	Principal Amount*	Value
Certificates of Deposit—(Continued)
Bank of Nova Scotia
3.960%, SOFR + 0.340%, 09/21/26 (b)	3,000,000	$2,999,997
Mitsubishi UFJ Trust & Banking Corp.
Zero Coupon, 09/08/26	1,000,000	992,540
Zero Coupon, 09/14/26	2,000,000	1,983,760
Mizuho Bank Ltd.
3.950%, SOFR + 0.330%, 10/09/26 (b)	3,000,000	3,000,741
MUFG Bank Ltd.
3.810%, SOFR + 0.190%, 08/07/26 (b)	1,000,000	999,988
Nordea Bank Abp
3.880%, SOFR + 0.260%, 12/22/26 (b)	2,000,000	1,998,464
3.920%, SOFR + 0.300%, 10/02/26 (b)	2,000,000	2,000,308
Royal Bank of Canada
3.910%, SOFR + 0.290%, 02/05/27 (b)	2,000,000	1,999,952
Standard Chartered Bank
3.940%, SOFR + 0.320%, 11/13/26 (b)	2,000,000	2,000,294
3.970%, SOFR + 0.350%, 10/02/26 (b)	2,000,000	2,000,008
Sumitomo Mitsui Banking Corp.
3.810%, SOFR + 0.190%, 08/19/26 (b)	1,000,000	999,998
3.830%, SOFR + 0.210%, 07/24/26 (b)	2,000,000	2,000,050
3.830%, SOFR + 0.210%, 07/30/26 (b)	2,000,000	2,000,066
3.880%, SOFR + 0.260%, 11/30/26 (b)	3,000,000	3,000,000
3.970%, SOFR + 0.350%, 09/25/26 (b)	2,000,000	2,000,676
Sumitomo Mitsui Trust Bank Ltd.
3.820%, SOFR + 0.200%, 07/27/26 (b)	2,000,000	2,000,030
3.900%, 09/10/26	2,000,000	2,000,320
Svenska Handelsbanken AB
3.930%, SOFR + 0.310%, 09/25/26 (b)	2,000,000	2,000,384
Toronto-Dominion Bank
3.850%, 08/28/26	2,000,000	2,000,016
3.920%, SOFR + 0.300%, 10/16/26 (b)	3,000,000	3,000,045
		46,978,703
Commercial Paper—1.4%
Britannia Funding Co. LLC
3.850%, 09/01/26	1,000,000	992,964
3.880%, SOFR + 0.260%, 08/11/26 (b)	2,000,000	1,999,898
Concord Minutemen Capital Co. LLC
3.880%, SOFR + 0.260%, 08/12/26 (b)	5,000,000	5,000,285
ING U.S. Funding LLC
3.950%, SOFR + 0.330%, 09/18/26 (b)	5,000,000	5,001,215
Ionic Funding LLC
3.720%, 07/01/26	3,000,000	2,999,673
3.850%, 08/04/26	2,000,000	1,992,296
Liberty Street Funding LLC
3.820%, SOFR + 0.200%, 08/04/26 (b)	2,000,000	1,999,999
Salisbury Receivables Co. LLC
3.850%, 09/04/26	1,000,000	992,743
3.940%, 09/23/26	2,000,000	1,980,970
Verto Capital I LLC
3.720%, 07/01/26	2,000,000	1,999,784
		24,959,827
See accompanying notes to financial statements.
BHFTII-412

Brighthouse Funds Trust II
Western Asset Management Strategic Bond Opportunities Portfolio
Schedule of Investments as of June 30, 2026
Securities Lending Reinvestments (n)—(Continued)
Security Description	Principal Amount*	Value
Repurchase Agreements—7.3%
Bank of Montreal
Repurchase Agreement dated 06/30/26 at 3.750%, due on 07/01/26 with a maturity value of $15,001,562; collateralized by various Common Stock with an aggregate market value of $16,718,782	15,000,000	$15,000,000
Bank of Nova Scotia
Repurchase Agreement dated 06/30/26 at 3.770%, due on 07/01/26 with a maturity value of $5,000,524; collateralized by various Common Stock with an aggregate market value of $5,559,051	5,000,000	5,000,000
Barclays Capital, Inc.
Repurchase Agreement dated 06/30/26 at 3.680%, due on 07/01/26 with a maturity value of $10,001,022; collateralized by U.S. Treasury Obligations with rates ranging from 3.500% - 4.625%, maturity dates ranging from 01/31/28 - 05/31/31, and an aggregate market value of $10,200,002	10,000,000	10,000,000
Citigroup Global Markets, Inc.
Repurchase Agreement dated 06/30/26 at 3.630%, due on 07/01/26 with a maturity value of $16,901,704; collateralized by U.S. Treasury Obligations with rates ranging from 0.625% - 4.375%, maturity dates ranging from 11/30/28 - 05/15/42, and an aggregate market value of $17,238,002	16,900,000	16,900,000
Repurchase Agreement dated 06/30/26 at 4.110%, due on 01/04/27 with a maturity value of $10,214,633; collateralized by various Common Stock with an aggregate market value of $11,000,001	10,000,000	10,000,000
HSBC Bank PLC
Repurchase Agreement dated 06/30/26 at 3.820%, due on 07/01/26 with a maturity value of $500,053; collateralized by various Common Stock with an aggregate market value of $556,112	500,000	500,000
Jefferies LLC
Repurchase Agreement dated 06/30/26 at 3.690%, due on 07/01/26 with a maturity value of $9,893,168; collateralized by U.S. Government Agency Obligations with rates ranging from 4.628% - 6.500%, maturity dates ranging from 07/25/55 - 06/20/56, and an aggregate market value of $10,090,039	9,892,154	9,892,154
National Bank Financial, Inc.
Repurchase Agreement dated 06/30/26 at 3.770%, due on 07/01/26 with a maturity value of $11,001,152; collateralized by various Common Stock with an aggregate market value of $12,260,685	11,000,000	11,000,000
National Bank of Canada
Repurchase Agreement dated 06/30/26 at 3.790%, due on 07/07/26 with a maturity value of $45,033,162; collateralized by various Common Stock with an aggregate market value of $50,158,181	45,000,000	45,000,000
NBC Global Finance Ltd.
Repurchase Agreement dated 06/30/26 at 3.780%, due on 07/01/26 with a maturity value of $3,600,378; collateralized by various Common Stock with an aggregate market value of $4,014,941	3,600,000	3,600,000
Security Description	Principal Amount*	Value
Repurchase Agreements—(Continued)
Societe Generale
Repurchase Agreement dated 06/30/26 at 3.630%, due on 07/01/26 with a maturity value of $2,000,202; collateralized by U.S. Treasury Obligations with rates ranging from 0.625% - 1.625%, maturity dates ranging from 12/31/27 - 11/15/50, and an aggregate market value of $2,040,001	2,000,000	$2,000,000
		128,892,154
Total Securities Lending Reinvestments (Cost $264,829,382)		264,830,684
Total Purchased Options—0.0% (p) (Cost $526,292)		575,570
Total Investments—113.2% (Cost $2,031,937,852)		2,014,940,684
Unfunded Loan Commitments—(0.1)% (Cost $(1,918,008))		(1,918,008)
Net Investments—113.1% (Cost $2,030,019,844)		2,013,022,676
Other assets and liabilities (net)—(13.1)%		(233,212,372)
Net Assets—100.0%		$1,779,810,304

*	Principal amount stated in U.S. dollars unless otherwise noted.
†
Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of June 30, 2026, the market value of restricted securities was
$9,207,463, which is 0.5% of net assets. See  details shown in the Restricted Securities table that follows.

(a)
All or a portion of the security was held on loan. As of June 30, 2026, the market value of securities loaned was $323,141,289 and the collateral received consisted of cash in the amount of $264,806,454 and non-cash collateral with a value of $73,987,667. The cash collateral investments are disclosed in the Schedule of Investments and categorized as
Securities Lending Reinvestments. The non-cash collateral received consists of U.S.
government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio. As such, this collateral is excluded from the Statement of Assets and Liabilities.

(b)
Variable or floating rate security. The stated rate represents the rate at June 30, 2026.
Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

(c)	Payment-in kind security for which part of the income earned may be paid as additional principal.
(d)	Security is a “step up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(e)	Non-income producing; security is in default and/or issuer is in bankruptcy.
(f)	Security was valued in good faith under procedures subject to oversight by the Board of Trustees. As of June 30, 2026, these securities represent 0.0% of net assets.
(g)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e.
See accompanying notes to financial statements.
BHFTII-413

Brighthouse Funds Trust II
Western Asset Management Strategic Bond Opportunities Portfolio
Schedule of Investments as of June 30, 2026
Level 3.
(h)	Interest only security.
(i)
Floating rate loans ("Senior Loans") often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy.
As a result, the actual remaining maturity may be substantially less than the stated
maturities shown. However, Senior Loans will generally have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are determined periodically by reference to a base lending rate, plus a spread. These base rates are primarily the Secured Overnight Financing Rate and secondarily, the prime rate offered by one or more major United States banks. Base lending rates may be subject to a floor, or a minimum rate.

(j)	This loan will settle after June 30, 2026, at which time the interest rate will be determined.
(k)
Unfunded or partially unfunded loan commitments. The Portfolio may enter into certain credit agreements for which all or a portion may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion.

(l)	Principal amount of security is adjusted for inflation.
(m)	Non-income producing security.
(n)	Represents investment of cash collateral received from securities on loan as of June 30,
2026.
(o)	The rate shown represents the annualized seven-day yield as of June 30, 2026.
(p)	For a breakout of open positions, see details shown in the Purchased Options table that follows.
(144A)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2026, the market value of 144A securities was
$1,224,445,384, which is 68.8% of net assets.

(Reg-S)
Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. As of
June 30, 2026, the market value of Regulation S securities was $26,727,310, which is 1.5%
of net assets.

Restricted Securities	Acquisition Date	Shares/ Principal Amount		Cost	Value
Ascent CNR Corp. - Class A	04/18/16		13,995	$27,991	$27,990
Granite Ridge Resources, Inc., 8.875%, 11/05/29	10/31/25	USD	5,550,000	5,358,751	5,496,720
Spirit Airlines, Inc., 07/14/26	12/12/25-02/03/26	USD	4,326,045	4,121,110	1,211,293
Spirit Airlines, Inc., 07/14/26	11/17/25	USD	1,648,165	1,595,065	32,963
Spirit Airlines, Inc., 11.637%, 07/14/26	11/21/25-06/18/26	USD	177,987	177,511	169,088
Spirit Airlines, Inc., 11.637%, 07/14/26	12/19/25-06/18/26	USD	351,530	350,359	333,953
Spirit Airlines, Inc., 11.637%, 07/14/26	12/09/25-06/18/26	USD	717,669	716,516	681,786
Spirit Aviation Holdings, Inc.	09/02/20-04/01/25		82,316	1,829,186	1,646
U.S. Renal Care, Inc., 10.625%, 06/28/28	04/30/20	USD	1,375,850	3,141,646	1,252,024
					$9,207,463
Investment Transactions
Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended June 30, 2026 were as follows:
Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$16,552,428	$535,159,045	$52 ,089,095	$519,507,632
The following table provides a breakdown of transactions accounted for as secured borrowings, the gross obligations by the type of collateral pledged, and the remaining contractual maturities of those transactions.
Remaining Contractual Maturity of the Agreements As of June 30, 2026
	Overnight and Continuous	Up to 30 Days	31 - 90 Days	Greater than 90 days	Total
Securities Lending Transactions
Corporate Bonds & Notes	$(264,373,201)	$—	$—	$—	$(264,373,201)
Foreign Government	(433,253)	—	—	—	(433,253)
Total Borrowings	$(264,806,454)	$—	$—	$—	$(264,806,454)
Gross amount of recognized liabilities for securities lending transactions					$(264,806,454)
See accompanying notes to financial statements.
BHFTII-414

Brighthouse Funds Trust II
Western Asset Management Strategic Bond Opportunities Portfolio
Schedule of Investments as of June 30, 2026
Investments in Derivative Instruments
Forward Foreign Currency Exchange Contracts
Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
AUD	1,790,000	BOA	07/16/26	USD	1,240,883	$(1,879)
AUD	1,790,000	BOA	07/16/26	USD	1,239,926	(921)
AUD	1,523,669	BOA	07/16/26	USD	1,053,203	1,453
AUD	1,541,542	BOA	07/16/26	USD	1,061,754	5,273
AUD	3,034,000	CBNA	07/16/26	USD	2,159,040	(58,962)
AUD	10,700,397	CBNA	07/16/26	USD	7,412,005	(5,390)
CAD	6,300,000	JPMC	07/16/26	USD	4,431,326	13,447
EUR	1,580,000	BOA	07/16/26	USD	1,807,196	(866)
EUR	683,509	CBNA	07/16/26	USD	779,191	2,228
EUR	1,613,476	CBNA	07/16/26	USD	1,837,832	6,770
EUR	2,103,859	CBNA	07/16/26	USD	2,398,353	6,878
EUR	2,296,671	CBNA	07/16/26	USD	2,618,154	7,508
EUR	5,966,322	JPMC	07/16/26	USD	6,932,568	(111,588)
INR	127,369,908	BOA	07/16/26	USD	1,345,552	(1,472)
INR	126,146,610	BOA	07/16/26	USD	1,319,525	11,646
JPY	834,454,494	BNP	07/16/26	USD	5,169,107	(31,375)
JPY	788,170,000	BNP	07/16/26	USD	4,880,591	(27,832)
JPY	2,005,280,000	JPMC	07/16/26	USD	12,644,030	(297,531)
MXN	15,000,000	BOA	07/16/26	USD	862,157	(5,386)

Contracts to Deliver
AUD	4,034,000	CBNA	07/16/26	USD	2,902,120	109,861
BRL	43,683,329	JPMC	09/02/26	USD	8,449,877	112,409
CAD	6,952,158	BNP	07/27/26	USD	4,889,000	(18,214)
CAD	4,309,866	CBNA	07/16/26	USD	3,112,079	71,385
EUR	940,000	BNP	07/16/26	USD	1,113,810	39,158
EUR	974,060	BNP	07/16/26	USD	1,153,334	39,743
EUR	3,775,543	BNP	07/16/26	USD	4,458,735	142,357
EUR	1,628,610	CBNA	07/16/26	USD	1,923,365	61,461
EUR	2,468,887	JPMC	07/16/26	USD	2,922,288	99,740
GBP	20,570,102	BNP	07/16/26	USD	27,227,095	(57,800)
INR	1,459,172,068	CBNA	07/16/26	USD	15,458,969	60,954
JPY	6,420,000	BNP	07/16/26	USD	40,835	1,307
JPY	1,010,040,000	BNP	07/16/26	USD	6,424,476	205,664
JPY	712,521,600	BNP	07/27/26	USD	4,416,000	25,205
JPY	236,290,000	CBNA	07/16/26	USD	1,463,121	8,284
JPY	480,327,605	CBNA	07/16/26	USD	2,973,628	16,253
JPY	988,820,000	JPMC	07/16/26	USD	6,290,212	202,051
MXN	56,226,179	MSB	07/16/26	USD	3,139,093	(72,440)
Net Unrealized Appreciation						$559,379
Futures Contracts
Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
3 Month SONIA Futures	03/16/27	693	GBP	166,345,987	$71,156
Australian 10 Year Treasury Bond Futures	09/15/26	341	AUD	37,447,768	321,179
Euro-Bund Futures	09/08/26	84	EUR	10,696,560	157,342
U.K. Long Gilt Bond Futures	09/28/26	71	GBP	6,333,910	96,921
U.S. Treasury Long Bond Futures	09/21/26	1,158	USD	131,433,000	2,421,869
U.S. Treasury Note 2 Year Futures	09/30/26	834	USD	171,914,765	(151,258)
See accompanying notes to financial statements.
BHFTII-415

Brighthouse Funds Trust II
Western Asset Management Strategic Bond Opportunities Portfolio
Schedule of Investments as of June 30, 2026
Futures Contracts — (Continued)
Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
U.S. Treasury Note 5 Year Futures	09/30/26	763	USD	81,676,766	$68,003
U.S. Treasury Note 10 Year Futures	09/21/26	954	USD	104,835,656	296,259
U.S. Treasury Note Ultra 10 Year Futures	09/21/26	80	USD	8,997,500	122,508
U.S. Treasury Ultra Long Bond Futures	09/21/26	388	USD	45,068,625	1,078,450
Net Unrealized Appreciation					$4,482,429
Purchased Options
Foreign Currency Options	Strike Price		Expiration Date	Counterparty	Number of Contracts	Notional Amount		Premiums Paid	Market Value	Unrealized Appreciation/ (Depreciation)
CAD Call/USD Put	CAD	1.422	07/24/26	BNP	9,460,000	USD	9,460,000	$50,894	$63,353	$12,459
JPY Call/USD Put	JPY	161.350	07/23/26	BNP	9,460,000	USD	9,460,000	80,221	54,395	(25,826)
USD Call/EUR Put	USD	1.156	08/12/26	JPMC	17,513,000	USD	17,513,000	83,450	224,797	141,347
Totals								$214,565	$342,545	$127,980

Options on Exchange-Traded Futures Contracts	Strike Price		Expiration Date	Number of Contracts	Notional Amount		Premiums Paid	Market Value	Unrealized Appreciation/ (Depreciation)
Call - 3 Month SOFR Futures	USD	97.500	06/11/27	1,434	USD	3,585,000	$311,727	$233,025	$(78,702)
Written Options
Foreign Currency Options	Strike Price		Expiration Date	Counterparty	Number of Contracts	Notional Amount		Premiums Received	Market Value	Unrealized Appreciation/ (Depreciation)
USD Call/EUR Put	USD	1.140	08/12/26	BNP	(10,424,000)	USD	(10,424,000)	$(50,556)	$(57,530)	$(6,974)
Centrally Cleared Interest Rate Swap Contracts
Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	28-Day TIIE	Monthly	8.825%	Monthly	11/19/29	MXN	340,550,000	$809,882	$—	$809,882
Pay	28-Day TIIE	Monthly	8.902%	Monthly	11/16/29	MXN	513,290,000	1,286,809	—	1,286,809
Totals								$2,096,691	$—	$2,096,691
OTC Interest Rate Swap Contracts
Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Day CDI	Maturity	10.262%	Maturity	01/02/29	JPMC	BRL	173,850,000	$(4,118,254)	$—	$(4,118,254)
Pay	1-Day CDI	Maturity	13.250%	Maturity	01/02/31	JPMC	BRL	72,695,000	(301,146)	—	(301,146)
Pay	1-Day CDI	Maturity	13.300%	Maturity	01/02/31	JPMC	BRL	112,800,000	(438,683)	—	(438,683)
Totals									$(4,858,083)	$—	$(4,858,083)
See accompanying notes to financial statements.
BHFTII-416

Brighthouse Funds Trust II
Western Asset Management Strategic Bond Opportunities Portfolio
Schedule of Investments as of June 30, 2026
Centrally Cleared Credit Default Swap Contracts on Credit Indices—Buy Protection (a)
Reference Obligation	Fixed Deal (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread (b)	Notional Amount (c)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.NA.HY.46.V1	(5.000%)	Quarterly	06/20/31	3.037%	USD	15,599,034	$(1,259,560)	$(580,544)	$(679,016)
Centrally Cleared Credit Default Swap Contracts on Corporate Issues— Buy Protection (a)
Reference Obligation	Fixed Deal (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread (b)	Notional Amount (c)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
MGM Resorts International	(5.000%)	Quarterly	06/20/30	1.708%	USD	2,756,000	$(203,112)	$(295,450)	$92,338
Transocean, Inc.	(1.000%)	Quarterly	06/20/29	1.471%	USD	1,476,000	19,237	112,101	(92,864)
Totals							$(183,875)	$(183,349)	$(526)
Centrally Cleared Credit Default Swap Contracts on Corporate Issues—Sell Protection (d)
Reference Obligation	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread (b)	Notional Amount (c)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Caesars Entertainment, Inc.	5.000%	Quarterly	06/20/30	2.873%	USD	2,756,000	$203,112	$241,503	$(38,391)
Nabors Industries, Inc.	1.000%	Quarterly	06/20/29	1.806%	USD	1,476,000	(31,883)	(159,989)	128,106
Totals							$171,229	$81,514	$89,715
OTC Total Return Swap Contracts
Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Maturity Date	Counterparty	Underlying Reference Instrument	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	12M SOFR	Maturity	07/09/26	JPMC	WAM EM Frontier Custom Basket Index	USD	14,362,180	$1,124,115	$—	$1,124,115

(a)
If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(b)
Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or indices as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(c)
The maximum potential amount of future undiscounted payments that the Portfolio could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of purchased protection credit default swap contracts entered into by the Portfolio for the same referenced debt obligation.

(d)
If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

See accompanying notes to financial statements.
BHFTII-417

Brighthouse Funds Trust II
Western Asset Management Strategic Bond Opportunities Portfolio
Schedule of Investments as of June 30, 2026
Effects of Derivative Instruments on the Financial Statements
The following table summarizes the fair value of derivatives held by the Portfolio at June 30, 2026 by category of risk exposure:
	Asset Derivatives		Liability Derivatives
Risk Exposure	Statement of Assets & Liabilities Location	Fair Value	Statement of Assets & Liabilities Location	Fair Value
Credit	OTC swap contracts at market value (a)	$1,124,115
	Unrealized appreciation on centrally cleared swap contracts (b) (c)	220,444	Unrealized depreciation on centrally cleared swap contracts (b) (c)	$810,271
Foreign Exchange	Investments at market value (d)	342,545
	Unrealized appreciation on forward foreign currency exchange contracts	1,251,035	Unrealized depreciation on forward foreign currency exchange contracts	691,656
			Written options at value	57,530
Interest Rate	Investments at market value (c) (d)	233,025
			OTC swap contracts at market value	4,858,083
	Unrealized appreciation on centrally cleared swap contracts (b) (c)	2,096,691
	Unrealized appreciation on futures contracts (c) (e)	4,633,687	Unrealized depreciation on futures contracts (c) (e)	151,258
Total		$9,901,542		$6,568,798

(a)	Excludes OTC swap interest payable of $124,881.
(b)
Represents the unrealized appreciation/depreciation of centrally cleared swaps as reported in the Schedule of Investments. Only the variation margin is reported within the Statement of Assets and
Liabilities.

(c)	Financial instrument not subject to a master netting agreement.
(d)	Represents purchased options which are part of investments at value as shown in the Statement of Assets and Liabilities.
(e)
Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only the current day's variation margin is reported within the Statement of Assets and
Liabilities.

The Portfolio is required to disclose the impact of offsetting assets and liabilities represented in the Statement of Assets and Liabilities to enable users of the financial statements to evaluate the effect or potential effect of netting arrangements on its financial position for recognized assets and liabilities.
The following table presents the Portfolio’s derivative assets by counterparty net of amounts available for offset under a master netting agreement (“MNA”) (see Note 4), or similar agreement, and net of the related collateral received by the Portfolio as of June 30, 2026.
Counterparty	Derivative Assets subject to an MNA by Counterparty	Financial Instruments available for offset	Collateral Received†	Net Amount*
Bank of America NA	$18,372	$(10,524)	$—	$7,848
BNP Paribas SA	571,182	(192,751)	—	378,431
Citibank NA	351,582	(64,352)	(39,000)	248,230
JPMorgan Chase Bank NA	1,776,559	(1,776,559)	—	—
	$2,717,695	$(2,044,186)	$(39,000)	$634,509
The following table presents the Portfolio’s derivative liabilities by counterparty net of amounts available for offset under an MNA, or similar agreement, and net of the related collateral pledged by the Portfolio as of June 30, 2026.
Counterparty	Derivative Liabilities subject to an MNA by Counterparty	Financial Instruments available for offset	Collateral Pledged†	Net Amount**
Bank of America NA	$10,524	$(10,524)	$—	$—
BNP Paribas SA	192,751	(192,751)	—	—
Citibank NA	64,352	(64,352)	—	—
JPMorgan Chase Bank NA	5,267,202	(1,776,559)	(3,490,643)	—
Morgan Stanley Bank NA	72,440	—	—	72,440
	$5,607,269	$(2,044,186)	$(3,490,643)	$72,440

*	Net amount represents the net amount receivable from the counterparty in the event of default.
**	Net amount represents the net amount payable due to the counterparty in the event of default.
†	In some instances, the actual collateral received and/or pledged may be more than the amount shown here due to overcollateralization.
See accompanying notes to financial statements.
BHFTII-418

Brighthouse Funds Trust II
Western Asset Management Strategic Bond Opportunities Portfolio
Schedule of Investments as of June 30, 2026
The following tables summarize the effect of derivative instruments on the Statement of Operations, classified by derivative type and category of risk exposure, for the six months ended June 30, 2026:
Statement of Operations Location—Net Realized Gain (Loss)	Interest Rate	Credit	Foreign Exchange	Total
Purchased options	$—	$—	$(239,960)	$(239,960)
Forward foreign currency transactions	—	—	163,747	163,747
Futures contracts	(15,760,668)	—	—	(15,760,668)
Swap contracts	(896,921)	1,244,220	—	347,299
Written options	74,347	—	36,071	110,418
	$(16,583,242)	$1,244,220	$(40,142)	$(15,379,164)

Statement of Operations Location—Net Change in Unrealized Appreciation (Depreciation)	Interest Rate	Credit	Foreign Exchange	Total
Purchased options	$(78,702)	$—	$3,733	$(74,969)
Forward foreign currency transactions	—	—	451,135	451,135
Futures contracts	6,267,237	—	—	6,267,237
Swap contracts	(412,317)	(624,995)	—	(1,037,312)
Written options	—	—	(6,974)	(6,974)
	$5,776,218	$(624,995)	$447,894	$5,599,117
For the six months ended June 30, 2026, the average notional par or face amount outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par or Face Amount‡
Purchased options	$41,043,000
Forward foreign currency transactions	141,136,418
Futures contracts long	911,325,711
Futures contracts short	(29,048,167)
Swap contracts	158,212,380
Written options	(9,927,000)

‡	Averages are based on activity levels during the period for which the amounts are outstanding.
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2026. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.
Description	Level 1	Level 2	Level 3	Total
Corporate Bonds & Notes
Advertising	$—	$6,739,673	$—	$6,739,673
Aerospace/Defense	—	5,522,368	—	5,522,368
Agriculture	—	1,247,512	—	1,247,512
Airlines	—	8,750,508	—	8,750,508
Auto Manufacturers	—	18,140,026	—	18,140,026
Auto Parts & Equipment	—	19,200,280	—	19,200,280
Banks	—	62,821,663	—	62,821,663
Building Materials	—	4,462,544	—	4,462,544
Chemicals	—	12,881,309	—	12,881,309
Commercial Services	—	39,210,278	—	39,210,278
Computers	—	322,456	—	322,456
Distribution/Wholesale	—	5,390,248	—	5,390,248
Diversified Financial Services	—	72,497,553	—	72,497,553
Electric	—	30,395,554	—	30,395,554
Electrical Components & Equipment	—	2,680,819	—	2,680,819
Energy-Alternate Sources	—	712,362	—	712,362
Engineering & Construction	—	12,126,187	—	12,126,187
Entertainment	—	18,203,737	—	18,203,737
Environmental Control	—	1,437,790	—	1,437,790
Food	—	3,206,148	—	3,206,148
See accompanying notes to financial statements.
BHFTII-419

Brighthouse Funds Trust II
Western Asset Management Strategic Bond Opportunities Portfolio
Schedule of Investments as of June 30, 2026
Fair Value Hierarchy — (Continued)
Description	Level 1	Level 2	Level 3	Total
Food Service	$—	$2,150,825	$—	$2,150,825
Forest Products & Paper	—	1,941,384	—	1,941,384
Gas	—	18,320,744	—	18,320,744
Healthcare-Services	—	36,240,574	—	36,240,574
Holding Companies-Diversified	—	1,907,817	—	1,907,817
Home Builders	—	4,864,554	—	4,864,554
Insurance	—	9,267,690	—	9,267,690
Internet	—	29,545,538	—	29,545,538
Leisure Time	—	24,786,886	—	24,786,886
Lodging	—	18,546,723	—	18,546,723
Machinery-Construction & Mining	—	4,634,200	—	4,634,200
Media	—	45,963,531	—	45,963,531
Metal Fabricate/Hardware	—	9,734,887	—	9,734,887
Mining	—	25,044,942	0	25,044,942
Miscellaneous Manufacturing	—	2,666,955	—	2,666,955
Multi-National	—	12,186,369	—	12,186,369
Oil & Gas	—	76,927,308	—	76,927,308
Oil & Gas Services	—	5,051,960	—	5,051,960
Pharmaceuticals	—	17,760,311	—	17,760,311
Pipelines	—	56,980,260	—	56,980,260
Real Estate	—	3,383,577	—	3,383,577
Real Estate Investment Trusts	—	19,088,567	—	19,088,567
Retail	—	44,436,156	—	44,436,156
Software	—	20,505,728	—	20,505,728
Telecommunications	—	78,294,693	—	78,294,693
Transportation	—	10,745,006	—	10,745,006
Total Corporate Bonds & Notes	—	906,926,200	0	906,926,200
Total Non-Agency Mortgage-Backed Securities*	—	254,823,333	—	254,823,333
Total Floating Rate Loans (Less Unfunded Loan Commitments of $1,918,008)*	—	232,857,377	—	232,857,377
Total Asset-Backed Securities*	—	177,862,078	—	177,862,078
Total Foreign Government*	—	83,264,268	—	83,264,268
Total Agency Sponsored Mortgage-Backed Securities*	—	80,655,302	—	80,655,302
Total Convertible Preferred Stocks*	5,744,505	—	—	5,744,505
Total U.S. Treasury & Government Agencies*	—	1,962,505	—	1,962,505
Common Stocks
Automobile Components	53,490	—	—	53,490
Chemicals	1,211	—	—	1,211
Diversified Telecommunication Services	—	1,214,983	—	1,214,983
Media	—	192,413	—	192,413
Oil, Gas & Consumable Fuels	—	—	27,990	27,990
Passenger Airlines	1,646	—	—	1,646
Real Estate Management & Development	—	71	—	71
Total Common Stocks	56,347	1,407,467	27,990	1,491,804
Total Rights*	—	61,531	—	61,531
Total Convertible Bonds*	—	56,268	—	56,268
Total Escrow Shares*	—	—	0	0
Total Short-Term Investments*	—	1,911,251	—	1,911,251
Securities Lending Reinvestments
Short-Term Investment Funds	64,000,000	—	—	64,000,000
Certificates of Deposit	—	46,978,703	—	46,978,703
Commercial Paper	—	24,959,827	—	24,959,827
Repurchase Agreements	—	128,892,154	—	128,892,154
Total Securities Lending Reinvestments	64,000,000	200,830,684	—	264,830,684
Purchased Options
Foreign Currency Options at Value	—	342,545	—	342,545
Options on Exchange-Traded Futures Contracts at Value	233,025	—	—	233,025
Total Purchased Options at Value	233,025	342,545	—	575,570
Total Net Investments	$70,033,877	$1,942,960,809	$27,990	$2,013,022,676
Collateral for Securities Loaned (Liability)	$—	$(264,806,454)	$—	$(264,806,454)
See accompanying notes to financial statements.
BHFTII-420

Brighthouse Funds Trust II
Western Asset Management Strategic Bond Opportunities Portfolio
Schedule of Investments as of June 30, 2026
Fair Value Hierarchy — (Continued)
Description	Level 1	Level 2	Level 3	Total
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$1,251,035	$—	$1,251,035
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(691,656)	—	(691,656)
Total Forward Contracts	$—	$559,379	$—	$559,379
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$4,633,687	$—	$—	$4,633,687
Futures Contracts (Unrealized Depreciation)	(151,258)	—	—	(151,258)
Total Futures Contracts	$4,482,429	$—	$—	$4,482,429
Total Written Options at Value*	$—	$(57,530)	$—	$(57,530)
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)	$—	$2,317,135	$—	$2,317,135
Centrally Cleared Swap Contracts (Unrealized Depreciation)	—	(810,271)	—	(810,271)
Total Centrally Cleared Swap Contracts	$—	$1,506,864	$—	$1,506,864
OTC Swap Contracts
OTC Swap Contracts at Value (Assets)	$—	$1,124,115	$—	$1,124,115
OTC Swap Contracts at Value (Liabilities)	—	(4,858,083)	—	(4,858,083)
Total OTC Swap Contracts	$—	$(3,733,968)	$—	$(3,733,968)

*	See Schedule of Investments for additional detailed categorizations.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended June 30, 2026 is not presented.
See accompanying notes to financial statements.
BHFTII-421

Brighthouse Funds Trust II
Western Asset Management Strategic Bond Opportunities Portfolio
Statement of Assets and Liabilities

June 30, 2026
Assets
Investments at value (a) (b) (c)	$2,013,022,676
Cash	357,828
Cash denominated in foreign currencies (d)	17,843,937
Cash collateral (e)	20,499,097
OTC swap contracts at market value	1,124,115
Unrealized appreciation on forward foreign currency exchange contracts	1,251,035
Receivable for:
Investments sold	10,930,105
Fund shares sold	2,350,526
Principal paydowns	9
Interest	24,185,482
Variation margin on futures contracts	2,843,755
Variation margin on centrally cleared swap contracts	8,617
Total Assets	2,094,417,182
Liabilities
Written options at value (f)	57,530
OTC swap contracts at market value	4,858,083
Unrealized depreciation on forward foreign currency exchange contracts	691,656
Collateral for securities loaned	264,806,454
Cash collateral for OTC derivatives contracts	39,000
Payable for:
Collateral due to broker	90,000
Investments purchased	41,425,806
Fund shares redeemed	568,571
Interest on OTC swap contracts	124,881
Accrued Expenses:
Management fees	776,749
Distribution and service fees	142,074
Deferred trustees’ fees	389,820
Other expenses	636,254
Total Liabilities	314,606,878
Net Assets	$1,779,810,304
Net Assets Consist of:
Paid in surplus	$2,410,631,415
Distributable earnings (Accumulated losses)	(630,821,111)
Net Assets	$1,779,810,304
Net Assets
Class A	$1,041,630,715
Class B	630,715,197
Class E	107,464,392
Capital Shares Outstanding*
Class A	102,927,773
Class B	63,029,477
Class E	10,685,269
Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$10.12
Class B	10.01
Class E	10.06

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments was $2,030,019,844.
(b)	Investments at value is net of unfunded loan commitments of $1,918,008.
(c)	Includes securities loaned at value of $323,141,289.
(d)	Identified cost of cash denominated in foreign currencies was $18,345,400.
(e)	Includes collateral of $12,022,897 for futures contracts, $3,730,000 for OTC derivative contracts and $4,746,200 for centrally cleared swap contracts.
(f)	Premiums received on written options were $50,556.
Statement of Operations

Six Months Ended June 30, 2026
Investment Income
Dividends	$213,031
Interest	71,753,630
Securities lending income, net	419,963
Total investment income	72,386,624
Expenses
Management fees	5,156,339
Administration fees	50,443
Custodian and accounting fees	118,292
Distribution and service fees—Class B	791,006
Distribution and service fees—Class E	82,248
Audit and tax services	53,028
Legal	23,184
Trustees’ fees and expenses	39,805
Shareholder reporting	72,823
Insurance	7,901
Miscellaneous	13,521
Total expenses	6,408,590
Less management fee waiver	(396,629)
Net expenses	6,011,961
Net Investment Income	66,374,663
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	(6,589,337)
Purchased options	(239,960)
Futures contracts	(15,760,668)
Written options	110,418
Swap contracts	347,299
Foreign currency transactions	607,812
Forward foreign currency transactions	163,747
Net realized gain (loss)	(21,360,689)
Net change in unrealized appreciation (depreciation) on:
Investments	(15,717,777)
Purchased options	(74,969)
Futures contracts	6,267,237
Written options	(6,974)
Swap contracts	(1,037,312)
Foreign currency transactions	(741,617)
Forward foreign currency transactions	451,135
Net change in unrealized appreciation (depreciation)	(10,860,277)
Net realized and unrealized gain (loss)	(32,220,966)
Net Increase (Decrease) in Net Assets From Operations	$34,153,697
See accompanying notes to financial statements.
BHFTII-422

Brighthouse Funds Trust II
Western Asset Management Strategic Bond Opportunities Portfolio
Statements of Changes in Net Assets
	Six Months Ended June 30, 2026	Year Ended December 31, 2025
Increase (Decrease) in Net Assets:
From Operations
Net investment income (loss)	$66,374,663	$132,955,210
Net realized gain (loss)	(21,360,689)	(35,339,857)
Net change in unrealized appreciation (depreciation)	(10,860,277)	65,512,353
Increase (decrease) in net assets from operations	34,153,697	163,127,706
From Distributions to Shareholders
Class A	(76,522,382)	(84,438,654)
Class B	(45,275,906)	(49,554,178)
Class E	(7,782,063)	(9,050,357)
Total distributions	(129,580,351)	(143,043,189)
Increase (decrease) in net assets from capital share transactions	40,351,257	(201,015,132)
Total increase (decrease) in net assets	(55,075,397)	(180,930,615)
Net Assets
Beginning of period	1,834,885,701	2,015,816,316
End of period	$1,779,810,304	$1,834,885,701

Other Information:
Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended June 30, 2026		Year Ended December 31, 2025
	Shares	Value	Shares	Value
Class A
Sales	1,268,510	$13,461,594	2,997,353	$32,110,763
Reinvestments	7,576,473	76,522,382	8,319,079	84,438,654
Redemptions	(5,829,292)	(62,620,572)	(25,568,687)	(274,330,243)
Net increase (decrease)	3,015,691	$27,363,404	(14,252,255)	$(157,780,826)
Class B
Sales	1,449,887	$15,251,802	3,074,728	$32,139,301
Reinvestments	4,532,123	45,275,906	4,930,764	49,554,178
Redemptions	(4,361,187)	(46,306,496)	(10,666,898)	(112,553,356)
Net increase (decrease)	1,620,823	$14,221,212	(2,661,406)	$(30,859,877)
Class E
Sales	139,374	$1,463,340	282,445	$2,952,690
Reinvestments	775,106	7,782,063	896,963	9,050,357
Redemptions	(981,065)	(10,478,762)	(2,299,314)	(24,377,476)
Net increase (decrease)	(66,585)	$(1,233,359)	(1,119,906)	$(12,374,429)
Increase (decrease) derived from capital shares transactions		$40,351,257		$(201,015,132)
See accompanying notes to financial statements.
BHFTII-423

Brighthouse Funds Trust II
Western Asset Management Strategic Bond Opportunities Portfolio
Financial Highlights
Selected per share data
	Class A
	Six Months Ended June 30, 2026	Year Ended December 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$10.71	$10.65	$10.98	$10.72	$13.73	$13.87
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.40	0.75	0.81	0.78	0.65	0.62
Net realized and unrealized gain (loss)	(0.19)	0.17	(0.31)	0.21	(2.93)	(0.24)
Total income (loss) from investment operations	0.21	0.92	0.50	0.99	(2.28)	0.38
Less Distributions
Distributions from net investment income	(0.80)	(0.86)	(0.83)	(0.73)	(0.73)	(0.52)
Total distributions	(0.80)	(0.86)	(0.83)	(0.73)	(0.73)	(0.52)
Net Asset Value, End of Period	$10.12	$10.71	$10.65	$10.98	$10.72	$13.73
Total Return (%) (b)	2.00 (c)	9.07	4.88	9.64 (d)	(16.66)	2.82
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.62 (e)	0.62	0.61	0.61	0.60	0.60
Net ratio of expenses to average net assets (%) (f)	0.58 (e)	0.57	0.56	0.56	0.55	0.54
Ratio of net investment income (loss) to average net assets (%)	7.54 (e)	7.08	7.51	7.29	5.51	4.55
Portfolio turnover rate (%)	32 (c)	85	53	47	28	69
Portfolio turnover rate excluding mortgage dollar roll and TBA transactions (%)	—	53	52	46	—	69
Net assets, end of period (in millions)	$1,041.6	$1,070.3	$1,215.6	$1,367.9	$1,387.4	$1,934.4

	Class B
	Six Months Ended June 30, 2026	Year Ended December 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$10.59	$10.53	$10.86	$10.62	$13.59	$13.73
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.38	0.72	0.77	0.75	0.61	0.58
Net realized and unrealized gain (loss)	(0.18)	0.17	(0.30)	0.19	(2.89)	(0.23)
Total income (loss) from investment operations	0.20	0.89	0.47	0.94	(2.28)	0.35
Less Distributions
Distributions from net investment income	(0.78)	(0.83)	(0.80)	(0.70)	(0.69)	(0.49)
Total distributions	(0.78)	(0.83)	(0.80)	(0.70)	(0.69)	(0.49)
Net Asset Value, End of Period	$10.01	$10.59	$10.53	$10.86	$10.62	$13.59
Total Return (%) (b)	1.86 (c)	8.88	4.57	9.22	(16.93)	2.61
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.87 (e)	0.87	0.86	0.86	0.85	0.85
Net ratio of expenses to average net assets (%) (f)	0.83 (e)	0.82	0.81	0.81	0.80	0.79
Ratio of net investment income (loss) to average net assets (%)	7.28 (e)	6.83	7.27	7.05	5.28	4.30
Portfolio turnover rate (%)	32 (c)	85	53	47	28	69
Portfolio turnover rate excluding mortgage dollar roll and TBA transactions (%)	—	53	52	46	—	69
Net assets, end of period (in millions)	$630.7	$650.1	$674.6	$698.7	$689.6	$913.2
Please see  following page for Financial Highlights footnote legend.
See accompanying notes to financial statements.
BHFTII-424

Brighthouse Funds Trust II
Western Asset Management Strategic Bond Opportunities Portfolio
Financial Highlights
Selected per share data
	Class E
	Six Months Ended June 30, 2026	Year Ended December 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$10.64	$10.58	$10.91	$10.66	$13.65	$13.79
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.39	0.73	0.79	0.76	0.63	0.60
Net realized and unrealized gain (loss)	(0.18)	0.17	(0.31)	0.20	(2.91)	(0.24)
Total income (loss) from investment operations	0.21	0.90	0.48	0.96	(2.28)	0.36
Less Distributions
Distributions from net investment income	(0.79)	(0.84)	(0.81)	(0.71)	(0.71)	(0.50)
Total distributions	(0.79)	(0.84)	(0.81)	(0.71)	(0.71)	(0.50)
Net Asset Value, End of Period	$10.06	$10.64	$10.58	$10.91	$10.66	$13.65
Total Return (%) (b)	1.94 (c)	8.95	4.65	9.30	(16.78)	2.68
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.77 (e)	0.77	0.76	0.76	0.75	0.75
Net ratio of expenses to average net assets (%) (f)	0.73 (e)	0.72	0.71	0.71	0.70	0.69
Ratio of net investment income (loss) to average net assets (%)	7.38 (e)	6.93	7.37	7.14	5.37	4.40
Portfolio turnover rate (%)	32 (c)	85	53	47	28	69
Portfolio turnover rate excluding mortgage dollar roll and TBA transactions (%)	—	53	52	46	—	69
Net assets, end of period (in millions)	$107.5	$114.4	$125.6	$138.6	$143.3	$198.3

(a)	Per share amounts based on average shares outstanding during the period.
(b)
Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

(c)	Periods less than one year are not computed on an annualized basis.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Computed on an annualized basis.
(f)	Includes the effects of management fee waivers (see Note 5 of the Notes to Financial Statements).
See accompanying notes to financial statements.
BHFTII-425

Brighthouse Funds Trust II
Western Asset Management U.S. Government Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
U.S. Treasury & Government Agencies—59.1% of Net Assets

Security Description	Principal Amount*	Value

Federal Agencies — 30.2%
Federal Farm Credit Banks Funding Corp.
1.240%, 09/03/30	8,000,000	$7,090,680
1.680%, 09/17/35	1,195,000	927,461
2.600%, 04/05/27	10,000,000	9,890,659
2.700%, 10/26/27	10,000,000	9,817,414
3.750%, 07/03/28	10,000,000	9,919,925
4.750%, 05/02/31	8,000,000	8,213,509
5.480%, 06/27/42	3,000,000	2,943,098
Federal Home Loan Banks
1.020%, 02/24/27	9,990,000	9,797,146
1.100%, 08/20/26	4,260,000	4,243,763
1.250%, 10/26/26	15,000,000	14,870,712
2.010%, 02/17/27	20,000,000	19,746,166
2.250%, 03/04/36	15,000,000	12,083,930
4.000%, 03/10/27	2,500,000	2,499,361
4.125%, 01/15/27	4,000,000	4,001,459
Federal Home Loan Mortgage Corp.
Zero Coupon, 12/14/29	7,443,000	6,438,856
Zero Coupon, 12/17/29	5,562,000	4,802,403
Zero Coupon, 09/15/36	10,000,000	6,166,415
Zero Coupon, 12/15/36	24,765,000	15,201,300
Federal Home Loan Mortgage Corp. Coupon STRIPS
Zero Coupon, 07/15/28	5,400,000	4,957,005
Federal Home Loan Mortgage Corp. STRIPS
Zero Coupon, 07/15/32	9,000,000	6,923,883
Federal National Mortgage Association Principal STRIPS
Zero Coupon, 05/15/30	30,000,000	25,429,934
Resolution Funding Corp. Interest STRIPS
Zero Coupon, 07/15/26	4,230,000	4,222,589
Zero Coupon, 04/15/28	10,000,000	9,271,483
Zero Coupon, 07/15/29	14,000,000	12,261,581
Resolution Funding Corp. Principal STRIPS
Zero Coupon, 01/15/30	51,000,000	43,844,510
Zero Coupon, 04/15/30	69,000,000	58,590,263
Tennessee Valley Authority
3.875%, 03/15/28	15,000,000	14,940,000
4.875%, 05/15/35	20,000,000	20,433,265
U.S. International Development Finance Corp.
1.110%, 05/15/29	6,000,000	5,669,905
3.540%, 06/15/30	4,706,222	4,587,633
		359,786,308
U.S. Treasury — 28.9%
U.S. Treasury Bonds
4.000%, 11/15/52	7,000,000	5,989,375
4.500%, 08/15/39	18,000,000	17,752,500
U.S. Treasury Inflation-Indexed Notes
1.875%, 07/15/35 (a) (b)	7,496,353	7,330,044
U.S. Treasury Notes
3.750%, 05/15/28	105,000,000	104,220,703
4.000%, 07/31/32	14,000,000	13,797,656
4.000%, 01/31/33	17,000,000	16,709,805
4.125%, 08/31/30 (a)	30,000,000	29,916,797
4.375%, 05/15/36 (a)	6,940,000	6,915,059
4.500%, 05/15/27 (a)	83,000,000	83,277,207
Security Description	Principal Amount*	Value
U.S. Treasury—(Continued)
U.S. Treasury Notes
4.625%, 05/31/31	58,100,000	$59,141,715
		345,050,861
Total U.S. Treasury & Government Agencies (Cost $721,521,761)		704,837,169

Agency Sponsored Mortgage-Backed Securities—35.2%
Agency Collateralized Mortgage Obligations — 5.0%
Federal Home Loan Mortgage Corp. REMICS
2.000%, 01/25/51 (c)	1,402,873	187,839
2.000%, 02/25/51 (c)	3,505,034	451,970
2.000%, 03/25/51 (c)	6,022,379	775,184
2.500%, 05/25/50 (c)	2,374,910	365,641
2.500%, 01/25/51 (c)	20,458,633	3,412,815
2.500%, 04/25/51 (c)	1,975,411	303,264
2.500%, 10/25/51 (c)	2,874,626	422,024
2.500%, 12/25/51 (c)	6,794,453	829,533
3.000%, 01/25/50 (c)	1,136,009	189,472
3.000%, 11/25/50 (c)	1,005,342	161,109
3.000%, 07/25/51 (c)	1,316,940	264,928
3.000%, 11/25/51 (c)	1,174,520	167,983
3.500%, 04/25/52 (c)	1,179,291	200,567
4.000%, 11/25/49 (c)	460,439	72,374
4.000%, 02/25/50 (c)	831,861	173,423
4.500%, 10/25/49 (c)	767,421	170,573
4.500%, 06/25/50 (c)	2,419,391	560,481
4.500%, 12/25/50 (c)	1,501,933	333,597
4.500%, 11/25/51 (c)	1,156,464	257,606
4.928%, SOFR30A + 1.300%, 12/25/54 (d)	495,251	499,086
5.128%, SOFR30A + 1.500%, 09/25/54 (d)	503,108	506,412
Federal Home Loan Mortgage Corp. STACR REMICS Trust
4.928%, SOFR30A + 1.300%, 02/25/42 (144A) (d)	25,821	25,821
5.128%, SOFR30A + 1.500%, 10/25/41 (144A) (d)	1,566,578	1,568,390
5.728%, SOFR30A + 2.100%, 10/25/33 (144A) (d)	663,422	672,458
5.928%, SOFR30A + 2.300%, 08/25/33 (144A) (d)	931,392	944,023
6.028%, SOFR30A + 2.400%, 02/25/42 (144A) (d)	3,420,000	3,449,979
7.378%, SOFR30A + 3.750%, 02/25/42 (144A) (d)	1,750,000	1,780,625
Federal Home Loan Mortgage Corp. STRIPS
4.000%, 11/15/52 (c)	506,026	126,715
Federal National Mortgage Association Connecticut Avenue Securities Trust
5.428%, SOFR30A + 1.800%, 01/25/44 (144A) (d)	1,950,000	1,962,125
Federal National Mortgage Association Interest STRIPS
2.000%, 03/25/50 (c)	2,066,117	257,877
2.000%, 10/25/52 (c)	4,529,341	576,569
4.000%, 04/25/42 (c)	622,790	107,751
4.500%, 10/25/53 (c)	2,443,352	540,606
Federal National Mortgage Association REMICS
2.000%, 10/25/50 (c)	4,118,751	518,533
2.500%, 10/25/47 (c)	2,212,042	305,930
2.500%, 12/25/47 (c)	860,861	114,721
2.500%, 04/25/48 (c)	716,077	101,095
2.500%, 08/25/50 (c)	16,723,465	2,773,757
2.500%, 09/25/50 (c)	2,084,088	342,498
See accompanying notes to financial statements.
BHFTII-426

Brighthouse Funds Trust II
Western Asset Management U.S. Government Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Agency Sponsored Mortgage-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Agency Collateralized Mortgage Obligations—(Continued)
Federal National Mortgage Association REMICS
2.500%, 02/25/51 (c)	1,785,821	$264,746
2.500%, 09/25/51 (c)	712,116	73,635
2.500%, 10/25/51 (c)	8,412,154	1,207,656
3.000%, 08/25/50 (c)	1,192,798	191,200
3.000%, 02/25/51 (c)	551,134	95,002
3.000%, 10/25/51 (c)	4,958,282	917,909
3.500%, 10/25/48	24,891	22,994
3.500%, 09/25/50 (c)	1,525,700	244,014
3.500%, 03/25/51 (c)	446,165	99,445
4.000%, 07/25/50 (c)	398,334	75,243
4.000%, 11/25/51 (c)	826,828	172,235
5.500%, 07/25/41	1,897,452	1,931,202
5.500%, 04/25/42	400,707	408,303
5.558%, SOFR30A + 1.930%, 07/25/55 (d)	1,120,313	1,141,884
6.000%, 05/25/42	249,222	258,368
6.500%, 07/25/42	574,073	600,430
Federal National Mortgage Association REMICS Trust
4.916%, 01/25/43 (d)	78,183	76,471
Government National Mortgage Association REMICS
0.051%, 10/16/54 (c) (d)	9,601,215	8,600
0.169%, 02/16/48 (c) (d)	682,688	2,659
0.186%, 04/16/54 (c) (d)	2,677,651	1,119
0.514%, 11/16/56 (c) (d)	6,750,808	189,843
0.540%, 12/16/58 (c) (d)	5,910,344	171,539
0.586%, 09/16/55 (c) (d)	5,479,469	125,485
0.589%, 10/16/58 (c) (d)	9,657,340	320,441
0.616%, 03/16/60 (c) (d)	1,309,518	49,133
0.640%, 02/16/61 (c) (d)	1,281,938	54,798
0.702%, 12/16/59 (c) (d)	24,826,825	1,058,268
0.816%, 04/16/61 (c) (d)	5,089,346	300,909
0.841%, 02/16/63 (c) (d)	3,838,958	229,250
0.854%, 05/16/62 (c) (d)	14,567,449	866,469
0.885%, 06/16/62 (c) (d)	4,649,323	287,562
0.965%, 05/16/62 (c) (d)	4,043,135	265,874
0.971%, 06/16/61 (c) (d)	3,092,024	216,757
0.981%, 07/16/63 (c) (d)	2,830,958	191,812
1.000%, 07/16/60	507,404	354,708
1.111%, 01/16/61 (c) (d)	4,118,337	326,344
1.113%, 06/16/61 (c) (d)	3,481,997	281,211
1.144%, 06/16/61 (c) (d)	5,608,602	453,825
1.163%, 04/16/62 (c) (d)	3,232,677	257,936
1.271%, 09/16/60 (c) (d)	2,661,031	231,690
1.334%, 06/16/63 (c) (d)	2,517,746	229,025
1.433%, 06/16/61 (c) (d)	1,955,949	177,273
1.500%, 06/16/63	2,420,671	1,820,113
1.603%, 09/16/63 (c) (d)	3,216,752	374,389
1.615%, 05/16/60 (c) (d)	4,206,527	461,281
2.000%, 01/20/52	130,519	107,142
2.091%, -1x SOFR30A + 5.700%, 12/20/55 (c) (d)	4,189,665	295,094
2.341%, -1x SOFR30A + 5.950%, 03/20/55 (c) (d)	8,693,024	734,052
2.341%, -1x SOFR30A + 5.950%, 10/20/55 (c) (d)	4,679,208	448,321
2.441%, -1x SOFR30A + 6.050%, 09/20/54 (c) (d)	795,808	58,663
2.500%, 06/20/51 (c)	870,335	76,701
2.991%, -1x SOFR30A + 6.600%, 10/20/55 (c) (d)	12,755,609	1,152,571
2.991%, -1x SOFR30A + 6.600%, 12/20/55 (c) (d)	3,551,167	331,484
Security Description	Principal Amount*	Value

Agency Collateralized Mortgage Obligations—(Continued)
Government National Mortgage Association REMICS
3.000%, 07/20/49	409,087	$364,323
3.000%, 09/20/50 (c)	1,249,728	178,007
3.000%, 07/20/51 (c)	736,439	109,143
3.500%, 11/20/49 (c)	615,462	117,991
4.000%, 08/20/47 (c)	1,458,723	266,231
4.000%, 08/20/48	31,902	30,448
4.141%, 1M TSFR + 0.494%, 12/20/60 (d)	1,674,072	1,661,922
4.161%, 1M TSFR + 0.514%, 12/20/60 (d)	284,435	283,740
4.161%, 1M TSFR + 0.514%, 08/20/70 (d)	12,875	12,850
4.191%, 1M TSFR + 0.544%, 10/20/64 (d)	711,931	710,497
4.211%, 1M TSFR + 0.564%, 07/20/70 (d)	3,738,811	3,709,138
4.241%, 1M TSFR + 0.594%, 03/20/61 (d)	220,253	220,093
4.261%, 1M TSFR + 0.614%, 12/20/60 (d)	3,015,323	3,012,013
4.261%, 1M TSFR + 0.614%, 07/20/70 (d)	380,092	378,983
4.500%, 10/20/47 (c)	1,129,027	199,970
4.732%, 12M TSFR + 0.965%, 10/20/68 (d)	682,384	685,817
4.911%, 1M TSFR + 1.264%, 05/20/70 (d)	1,177,792	1,202,794
5.011%, 1M TSFR + 1.364%, 04/20/70 (d)	40,442	40,918
		59,953,310
Agency Mortgage-Backed Securities — 30.2%
Federal Home Loan Mortgage Corp.
1.500%, 05/01/41	3,092,173	2,582,148
1.500%, 07/01/41	2,279,508	1,903,504
1.500%, 10/01/41	137,719	115,000
1.500%, 11/01/41	69,773	58,265
2.000%, 10/01/40	1,788,347	1,529,067
2.000%, 03/01/41	2,822,441	2,437,063
2.000%, 06/01/41	190,051	164,096
2.000%, 07/01/41	1,776,673	1,551,711
2.000%, 09/01/41	493,498	431,017
2.000%, 11/01/41	1,071,786	936,059
2.000%, 12/01/41	2,604,309	2,246,849
2.000%, 01/01/42	1,979,154	1,708,853
2.000%, 02/01/42	350,396	299,954
2.000%, 04/01/42	72,453	62,025
2.000%, 05/01/42	413,966	354,140
2.000%, 08/01/42	2,035,119	1,745,318
2.000%, 11/01/50	682,224	558,898
2.000%, 02/01/51	1,744,378	1,416,500
2.000%, 03/01/51	1,733,457	1,410,049
2.000%, 04/01/51	1,308,187	1,064,913
2.000%, 05/01/51	2,897,015	2,351,005
2.000%, 06/01/51	2,241,326	1,818,723
2.000%, 11/01/51	412,442	335,823
2.000%, 02/01/52	77,162	62,759
2.500%, 04/01/41	113,215	100,737
2.500%, 04/01/42	1,132,844	1,006,663
2.500%, 10/01/50	861,994	737,358
2.500%, 11/01/50	2,799,922	2,372,235
2.500%, 12/01/50	3,132,940	2,676,604
2.500%, 01/01/51	29,404	25,057
2.500%, 03/01/51	170,856	146,117
2.500%, 05/01/51	120,147	103,507
2.500%, 07/01/51	1,407,869	1,186,233
See accompanying notes to financial statements.
BHFTII-427

Brighthouse Funds Trust II
Western Asset Management U.S. Government Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Agency Sponsored Mortgage-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Agency Mortgage-Backed Securities—(Continued)
Federal Home Loan Mortgage Corp.
2.500%, 08/01/51	2,154,854	$1,838,300
2.500%, 09/01/51	1,177,271	1,003,967
2.500%, 11/01/51	672,515	575,108
2.500%, 01/01/52	1,702,053	1,461,182
2.500%, 02/01/52	938,126	799,330
2.500%, 03/01/52	507,894	431,731
3.000%, 04/01/38	237,629	220,350
3.000%, 10/01/46	194,777	173,793
3.000%, 04/01/47	362,023	324,442
3.000%, 09/01/48	785,184	687,451
3.000%, 09/01/49	2,401,038	2,143,076
3.000%, 11/01/49	533,340	473,610
3.000%, 01/01/50	35,240	31,475
3.000%, 03/01/50	44,474	39,485
3.000%, 05/01/50	139,506	124,185
3.000%, 03/01/52	426,764	376,550
3.000%, 04/01/52	633,731	558,202
3.009%, 1Y RFUCCT + 1.627%, 11/01/48 (d)	2,172,226	2,114,136
3.500%, 04/01/33	813,676	791,395
3.500%, 01/01/38	892,782	851,929
3.500%, 06/01/46	179,420	166,982
3.500%, 03/01/47	144,428	133,538
3.500%, 07/01/47	2,978,321	2,742,654
3.500%, 04/01/52	1,251,354	1,148,553
3.728%, 1Y RFUCCT + 1.622%, 02/01/50 (d)	1,007,002	1,025,485
3.829%, 5Y H15 + 1.289%, 03/01/47 (d)	172,831	163,603
4.000%, 04/01/43	402,258	384,234
4.000%, 07/01/43	1,054,942	1,011,408
4.000%, 08/01/43	894,103	856,686
4.000%, 07/01/50	316,746	303,945
4.500%, 06/01/38	275,833	274,046
4.500%, 04/01/47	180,152	175,971
4.500%, 05/01/47	228,608	223,334
4.500%, 06/01/47	286,519	279,916
4.500%, 04/01/49	166,219	162,362
4.500%, 06/01/52	3,089,839	3,002,857
4.500%, 05/01/53	1,091,806	1,062,776
4.500%, 07/01/53	3,469,564	3,375,179
4.600%, 03/01/35	3,100,000	3,055,464
5.000%, 06/01/41	767,616	776,188
5.000%, 07/01/52	1,393,855	1,379,643
5.000%, 09/01/52	216,310	214,038
5.000%, 10/01/52	2,866,329	2,842,322
5.000%, 12/01/52	279,154	275,378
5.000%, 01/01/53	800,165	792,425
5.000%, 03/01/53	439,125	435,867
5.000%, 04/01/53	569,394	562,556
5.000%, 05/01/53	906,742	901,747
5.409%, 1Y RFUCCT + 1.617%, 11/01/47 (d)	508,557	523,737
5.500%, 04/01/53	699,272	710,075
5.500%, 07/01/53	274,502	277,792
5.500%, 08/01/53	2,325,836	2,344,131
5.500%, 09/01/53	382,627	388,716
5.500%, 11/01/53	1,983,611	2,015,236
5.500%, 04/01/54	310,903	316,293
Security Description	Principal Amount*	Value

Agency Mortgage-Backed Securities—(Continued)
Federal Home Loan Mortgage Corp.
6.000%, 07/01/41	139,256	$144,175
6.000%, 07/01/53	140,292	144,002
6.000%, 09/01/53	679,202	697,553
6.000%, 04/01/54	1,424,821	1,467,618
6.000%, 05/01/54	1,070,977	1,106,698
6.000%, 06/01/54	698,511	714,901
6.000%, 07/01/54	484,001	495,689
6.000%, 01/01/55	1,612,765	1,655,087
6.000%, 02/01/55	347,964	357,480
6.500%, 09/01/39	56,381	59,033
6.500%, 07/01/53	131,198	137,525
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
0.486%, 12/25/28 (c) (d)	57,617,341	462,610
0.634%, 01/25/34 (c) (d)	51,683,878	1,325,841
0.649%, 01/25/29 (c) (d)	81,706,355	970,704
0.804%, 09/25/27 (c) (d)	16,146,665	104,674
Federal National Mortgage Association
1.500%, 04/01/41	322,570	269,361
1.500%, 03/01/42	1,226,261	1,023,941
2.000%, 08/01/40	51,999	45,426
2.000%, 11/01/41	3,119,685	2,693,626
2.000%, 12/01/41	407,717	352,030
2.000%, 02/01/42	1,304,932	1,117,140
2.000%, 05/01/42	365,951	313,265
2.000%, 06/01/42	2,993,137	2,584,544
2.000%, 08/01/42	1,177,138	1,015,131
2.000%, 06/01/50	4,429,950	3,578,325
2.000%, 08/01/50	98,023	80,288
2.000%, 09/01/50	49,608	40,631
2.000%, 01/01/51	4,854,464	3,958,666
2.000%, 02/01/51	1,244,017	1,010,895
2.000%, 03/01/51	4,544,434	3,699,143
2.000%, 04/01/51	245,928	200,095
2.000%, 08/01/51	789,480	639,396
2.000%, 10/01/51	1,567,233	1,276,961
2.000%, 02/01/52	778,698	633,787
2.000%, 03/01/52	2,062,512	1,676,915
2.500%, 10/01/40	2,144,776	1,928,658
2.500%, 03/01/41	348,469	310,062
2.500%, 04/01/41	414,524	368,828
2.500%, 05/01/41	1,399,810	1,245,431
2.500%, 03/01/42	2,225,995	1,973,055
2.500%, 04/01/42	208,991	185,715
2.500%, 05/01/42	143,298	124,329
2.500%, 06/01/50	337,022	288,336
2.500%, 10/01/50	1,218,141	1,020,652
2.500%, 11/01/50	318,417	271,992
2.500%, 12/01/50	114,835	98,092
2.500%, 01/01/51	248,345	212,181
2.500%, 02/01/51	140,436	119,650
2.500%, 03/01/51	292,828	249,458
2.500%, 04/01/51	476,146	406,171
2.500%, 05/01/51	1,264,346	1,062,991
2.500%, 06/01/51	2,011,841	1,714,629
See accompanying notes to financial statements.
BHFTII-428

Brighthouse Funds Trust II
Western Asset Management U.S. Government Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Agency Sponsored Mortgage-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Agency Mortgage-Backed Securities—(Continued)
Federal National Mortgage Association
2.500%, 07/01/51	1,928,235	$1,646,606
2.500%, 08/01/51	631,184	537,807
2.500%, 09/01/51	893,293	768,371
2.500%, 10/01/51	1,510,089	1,286,021
2.500%, 11/01/51	1,114,304	953,459
2.500%, 12/01/51	1,427,183	1,220,571
2.500%, 01/01/52	1,623,033	1,371,264
2.500%, 02/01/52	2,375,564	2,017,362
2.500%, 04/01/52	289,327	245,096
2.500%, 09/01/61	4,088,085	3,277,337
3.000%, 07/01/35	263,143	250,408
3.000%, 04/01/36	314,472	298,446
3.000%, 08/01/36	3,584,350	3,401,642
3.000%, 10/01/36	1,448,950	1,372,012
3.000%, 12/01/36	1,201,089	1,137,323
3.000%, 12/01/37	269,291	253,648
3.000%, 06/01/38	361,807	340,770
3.000%, 09/01/42	771,950	703,015
3.000%, 06/01/43	129,919	117,847
3.000%, 07/01/43	305,168	276,810
3.000%, 10/01/43	282,643	256,370
3.000%, 01/01/45	254,983	232,021
3.000%, 08/01/46	273,494	245,826
3.000%, 09/01/46	200,472	179,765
3.000%, 02/01/47	59,870	54,328
3.000%, 08/01/47	29,391	26,515
3.000%, 11/01/48	2,759,210	2,477,947
3.000%, 01/01/50	70,112	62,615
3.000%, 02/01/50	8,217,699	7,339,313
3.000%, 03/01/50	4,304,504	3,828,692
3.000%, 08/01/50	269,103	238,427
3.000%, 11/01/50	365,742	325,504
3.000%, 06/01/51	278,114	247,395
3.000%, 08/01/51	1,362,432	1,212,521
3.000%, 09/01/51	245,337	216,373
3.000%, 11/01/51	307,123	273,244
3.000%, 12/01/51	509,695	453,481
3.000%, 01/01/52	1,092,242	972,523
3.000%, 03/01/52	990,776	878,930
3.000%, 05/01/52	230,880	201,982
3.500%, 02/01/37	100,751	96,141
3.500%, 12/01/37	104,915	100,067
3.500%, 08/01/39	99,748	96,152
3.500%, 02/01/40	420,739	400,714
3.500%, 06/01/42	1,787,027	1,682,263
3.500%, 08/01/42	1,904,151	1,773,801
3.500%, 09/01/42	142,358	132,611
3.500%, 10/01/42	1,021,047	951,133
3.500%, 12/01/42	109,421	103,143
3.500%, 03/01/43	721,916	677,947
3.500%, 12/01/46	1,180,637	1,108,182
3.500%, 03/01/47	103,482	95,427
3.500%, 11/01/48	302,226	280,186
3.500%, 06/01/49	7,478,839	6,845,221
3.500%, 03/01/50	113,398	104,486
Security Description	Principal Amount*	Value

Agency Mortgage-Backed Securities—(Continued)
Federal National Mortgage Association
3.500%, 01/01/52	592,809	$543,955
3.500%, 03/01/52	997,344	915,434
3.500%, 05/01/52	2,404,084	2,191,538
4.000%, 02/01/40	247,392	240,383
4.000%, 06/01/42	1,473,528	1,426,322
4.000%, 07/01/42	466,231	448,076
4.000%, 10/01/42	549,169	519,331
4.000%, 11/01/42	357,401	337,989
4.000%, 05/01/43	3,835,256	3,707,116
4.000%, 07/01/43	14,031	13,519
4.000%, 08/01/43	323,400	311,599
4.000%, 10/01/43	2,113,347	2,030,947
4.000%, 05/01/48	2,480,247	2,357,840
4.000%, 10/01/48	170,949	160,767
4.230%, 10/01/32	100,000	98,408
4.350%, 10/01/34	1,700,000	1,668,469
4.360%, 12/01/35	2,000,000	1,952,387
4.500%, 10/01/44	378,468	372,800
4.500%, 01/01/45	29,539	29,323
4.500%, 06/01/47	124,550	121,885
4.500%, 07/01/47	432,611	422,000
4.500%, 06/01/48	157,969	154,633
4.500%, 07/01/48	330,695	323,711
4.500%, 08/01/48	561,762	549,897
4.500%, 11/01/48	283,531	277,542
4.500%, 02/01/49	118,773	116,020
4.500%, 08/01/49	125,550	121,817
4.500%, 09/01/49	1,501,767	1,463,043
4.500%, 11/01/49	436,505	430,020
4.500%, 04/01/50	69,860	67,776
4.500%, 07/01/52	981,443	952,022
4.500%, 10/01/52	579,258	564,697
4.500%, 09/01/53	911,337	887,967
4.500%, 08/01/58	546,018	527,465
4.500%, 01/01/59	1,213,599	1,169,437
5.000%, 11/01/40	177,091	179,136
5.000%, 04/01/41	21,011	21,725
5.000%, 05/01/41	454,829	470,267
5.000%, 06/01/41	33,351	34,484
5.000%, 12/01/47	841,204	845,367
5.000%, 06/01/52	329,601	326,842
5.000%, 07/01/52	990,867	983,475
5.000%, 10/01/52	450,984	443,692
5.000%, 11/01/52	468,904	464,804
5.000%, 01/01/53	357,942	351,862
5.000%, 02/01/53	71,838	71,016
5.000%, 06/01/53	640,963	632,648
5.000%, 07/01/53	572,713	572,713
5.500%, 08/01/52	119,663	121,349
5.500%, 10/01/52	121,904	123,329
5.500%, 11/01/52	1,525,390	1,540,074
5.500%, 07/01/53	1,017,897	1,027,557
5.500%, 08/01/53	752,044	764,033
5.500%, 06/01/54	318,073	320,840
6.000%, 07/01/41	117,115	121,415
See accompanying notes to financial statements.
BHFTII-429

Brighthouse Funds Trust II
Western Asset Management U.S. Government Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Agency Sponsored Mortgage-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Agency Mortgage-Backed Securities—(Continued)
Federal National Mortgage Association
6.000%, 12/01/52	832,732	$853,704
6.000%, 03/01/53	534,941	551,460
6.000%, 06/01/53	3,996,574	4,129,942
6.000%, 07/01/53	182,767	190,378
6.000%, 11/01/53	438,671	449,475
6.000%, 03/01/54	1,358,531	1,390,437
6.000%, 05/01/54	1,016,466	1,039,441
6.000%, 06/01/55	139,557	143,447
6.000%, 09/01/55	4,951,473	5,070,108
6.500%, 06/01/54	479,619	498,912
Government National Mortgage Association
2.000%, 08/20/50	99,223	81,325
2.000%, 02/20/51	4,900,945	3,979,797
2.000%, 03/20/51	2,633,000	2,111,677
2.500%, 10/20/49	292,219	250,642
2.500%, 04/20/51	3,162,675	2,701,136
2.500%, 06/20/51	65,945	55,854
2.500%, 08/20/51	64,506	55,027
2.500%, 10/20/51	261,622	223,172
2.500%, 12/20/51	134,042	114,339
2.500%, 08/20/52	4,016,976	3,430,317
3.000%, 09/15/42	227,305	206,603
3.000%, 10/15/42	1,188,070	1,078,739
3.000%, 11/15/42	434,804	394,792
3.000%, 11/20/46	123,802	111,604
3.000%, 11/20/47	82,875	74,436
3.000%, 12/20/47	523,203	469,928
3.000%, 01/20/50	508,425	443,224
3.000%, 02/20/50	512,367	459,993
3.000%, 06/20/51	825,610	729,164
3.000%, 11/20/51	586,499	517,977
3.000%, 01/20/52	80,226	70,227
3.000%, 02/20/52	1,904,733	1,678,814
3.000%, 03/20/52	1,408,461	1,242,245
3.000%, 04/20/52	1,593,621	1,398,799
3.500%, 06/20/44	467,040	427,802
3.500%, 03/20/45	37,104	34,350
3.500%, 01/20/46	98,506	90,548
3.500%, 03/20/46	519,599	477,261
3.500%, 04/20/46	272,890	250,654
3.500%, 05/20/46	126,327	116,036
3.500%, 06/20/46	216,702	199,048
3.500%, 07/20/46	130,368	119,746
3.500%, 09/20/46	11,920	10,949
3.500%, 05/20/47	1,730,880	1,583,783
3.500%, 02/20/48	783,827	720,088
3.500%, 06/15/48	1,487,675	1,371,237
3.500%, 09/20/48	329,565	303,270
3.500%, 02/20/49	10,326	9,476
3.500%, 10/20/49	79,781	73,085
3.500%, 01/20/50	722,217	662,908
3.500%, 02/20/50	122,889	110,936
3.500%, 05/15/50	229,384	207,182
3.500%, 03/20/52	406,462	363,519
3.500%, 06/20/52	318,759	289,033
Security Description	Principal Amount*	Value

Agency Mortgage-Backed Securities—(Continued)
Government National Mortgage Association
4.000%, 09/20/45	96,063	$91,650
4.000%, 11/20/45	2,163,246	2,070,031
4.000%, 08/20/46	1,416,085	1,349,277
4.000%, 06/20/47	614,975	585,385
4.000%, 07/20/47	104,038	99,033
4.000%, 11/20/47	293,752	279,618
4.000%, 12/20/47	116,225	109,727
4.000%, 02/20/48	115,946	109,251
4.000%, 03/20/48	833,190	782,487
4.000%, 04/20/48	101,088	95,720
4.000%, 05/20/48	84,259	80,032
4.000%, 08/20/48	1,154,256	1,091,232
4.000%, 09/20/48	320,869	302,634
4.000%, 03/20/49	175,867	166,685
4.000%, 04/20/49	150,688	142,822
4.000%, 11/20/49	47,054	44,524
4.000%, 01/20/50	75,814	71,743
4.000%, 02/20/50	74,919	70,889
4.000%, 03/15/50	24,934	23,648
4.000%, 03/20/50	55,862	52,497
4.000%, 04/20/50	281,707	264,745
4.000%, 06/20/52	574,712	541,386
4.500%, 01/20/40	138,891	137,939
4.500%, 05/20/40	173,717	171,275
4.500%, 07/20/41	216,562	213,514
4.500%, 08/20/47	204,140	199,113
4.500%, 04/20/48	293,986	286,749
4.500%, 05/20/48	557,257	545,029
4.500%, 06/20/48	555,006	542,827
4.500%, 07/20/48	41,169	40,266
4.500%, 08/20/48	1,396,529	1,362,854
4.500%, 09/20/48	121,323	118,661
4.500%, 10/20/48	290,725	284,345
4.500%, 12/20/48	134,088	131,146
4.500%, 01/20/49	1,133,791	1,107,009
4.500%, 02/20/49	413,162	402,389
4.500%, 03/20/49	1,074,491	1,050,917
4.500%, 04/20/49	134,056	131,116
4.500%, 02/20/50	180,925	176,957
4.500%, 03/20/50	114,478	112,199
4.500%, 12/20/50	172,123	168,351
4.500%, 08/20/52	739,814	716,626
4.500%, 09/20/52	886,400	858,605
5.000%, 07/20/40	134,719	135,868
5.000%, 05/20/48	90,136	90,448
5.000%, 10/20/48	463,184	465,285
5.000%, 11/20/48	257,083	258,249
5.000%, 03/20/49	55,480	54,915
5.000%, 04/20/49	48,324	48,544
5.000%, 09/20/49	79,163	79,437
5.000%, 11/20/49	122,311	120,648
5.000%, 12/20/49	78,945	77,886
5.000%, 01/20/50	209,552	210,274
5.000%, 09/20/52	360,395	359,500
5.000%, 01/20/53	638,297	636,712
See accompanying notes to financial statements.
BHFTII-430

Brighthouse Funds Trust II
Western Asset Management U.S. Government Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Agency Sponsored Mortgage-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Agency Mortgage-Backed Securities—(Continued)
Government National Mortgage Association
5.000%, 08/20/53	1,923,132	$1,916,597
5.500%, 06/15/36	89,737	92,006
5.500%, 11/20/52	1,109,832	1,127,751
5.500%, 02/20/53	1,134,912	1,166,567
5.500%, 03/20/53	1,727,336	1,763,199
5.500%, 04/20/53	2,159,673	2,187,993
5.500%, 05/20/53	784,904	806,777
5.500%, 07/20/53	518,280	532,738
5.500%, 08/20/53	2,791,944	2,848,731
6.000%, 09/20/38	200,061	208,426
6.000%, 08/20/40	26,356	27,211
6.000%, 09/20/40	68,240	72,436
6.000%, 03/20/41	193,519	195,205
6.000%, 07/20/41	41,922	43,218
6.000%, 12/20/41	21,745	22,316
6.000%, 09/20/53	521,165	542,377
6.000%, 01/20/54	472,305	494,305
6.000%, 02/20/54	1,080,142	1,119,263
6.000%, 07/20/54	1,144,924	1,174,584
6.000%, 08/20/54	1,529,095	1,593,445
6.500%, 10/20/37	75,360	81,515
Government National Mortgage Association, TBA
2.000%, TBA (e)	2,500,000	2,045,312
2.500%, TBA (e)	4,000,000	3,411,250
3.000%, TBA (e)	5,900,000	5,233,484
5.000%, TBA (e)	6,300,000	6,208,453
6.000%, TBA (e)	200,000	204,000
Uniform Mortgage-Backed Security, TBA
3.000%, TBA (e)	300,000	261,422
5.000%, TBA (e)	10,700,000	10,511,078
5.500%, TBA (e)	18,400,000	18,460,375
6.500%, TBA (e)	6,900,000	7,135,031
		359,822,074
Total Agency Sponsored Mortgage-Backed Securities (Cost $449,193,971)		419,775,384

Non-Agency Mortgage-Backed Securities—4.1%
Collateralized Mortgage Obligations — 2.2%
Angel Oak Mortgage Trust
5.920%, 04/25/70 (144A) (f)	1,472,441	1,473,725
Banc of America Mortgage Trust
5.438%, 07/25/35 (d)	6,389	6,103
BRAVO Residential Funding Trust
7.535%, 09/25/63 (144A) (f)	339,382	340,256
CIM Trust
1.425%, 07/25/61 (144A) (d)	1,357,989	1,246,739
5.000%, 05/25/62 (144A) (d)	1,912,884	1,895,375
Countrywide Alternative Loan Trust
4.154%, 1M TSFR + 0.514%, 07/20/46 (d)	639,161	563,844
CSMC Trust
0.830%, 03/25/56 (144A) (d)	407,227	352,842
0.938%, 05/25/66 (144A) (d)	729,782	612,856
1.169%, 03/25/56 (144A) (d)	350,570	304,232
Security Description	Principal Amount*	Value

Collateralized Mortgage Obligations—(Continued)
Ellington Financial Mortgage Trust
3.001%, 01/25/67 (144A) (d)	950,000	$720,454
GCAT Trust
6.500%, 09/25/54 (144A) (d)	310,023	316,163
GMACM Mortgage Loan Trust
3.325%, 11/19/35 (d)	48,108	23,912
GS Mortgage-Backed Securities Trust
3.750%, 10/25/57 (144A)	884,847	866,322
4.000%, 05/25/62 (144A) (d)	557,745	513,596
JP Morgan Mortgage Trust
3.500%, 10/25/48 (144A) (d)	309,435	278,264
Legacy Mortgage Asset Trust
5.750%, 07/25/61 (144A) (f)	527,264	527,913
6.250%, 07/25/67 (144A) (f)	478,334	478,804
MASTR Adjustable Rate Mortgages Trust
3.481%, 02/25/34 (d)	78,667	71,505
MASTR Reperforming Loan Trust
3.850%, 05/25/35 (144A) (d)	1,607,403	668,914
Morgan Stanley Mortgage Loan Trust
3.417%, 07/25/35 (d)	42,592	38,449
3.903%, 1M TSFR + 0.254%, 06/25/36 (d)	393,030	74,236
Morgan Stanley Residential Mortgage Loan Trust
6.500%, 06/25/54 (144A) (d)	1,470,464	1,510,174
New Residential Mortgage Loan Trust
1.156%, 11/27/56 (144A) (d)	350,827	309,685
2.750%, 07/25/59 (144A) (d)	626,549	604,969
3.250%, 09/25/56 (144A) (d)	693,466	652,578
4.000%, 02/25/57 (144A) (d)	547,422	528,536
4.000%, 05/25/57 (144A) (d)	881,575	842,904
5.189%, 02/25/66 (144A) (f)	2,397,391	2,364,203
OBX Trust
1.054%, 07/25/61 (144A) (d)	470,552	393,169
5.755%, 02/25/55 (144A) (f)	1,792,864	1,791,717
PRKCM Trust
1.510%, 08/25/56 (144A) (d)	1,107,053	946,808
2.071%, 11/25/56 (144A) (d)	629,265	553,175
6.431%, 05/25/59 (144A) (f)	482,866	485,587
Reperforming Loan Trust REMICS
4.183%, 1M TSFR + 0.534%, 07/25/36 (144A) (d)	88,756	84,744
SACO I Trust
9.138%, 06/25/21 (144A) (d)	99	0
Structured Asset Mortgage Investments II Trust
4.123%, 1M TSFR + 0.474%, 07/25/46 (d)	54,412	48,811
Structured Asset Securities Corp.
4.113%, 1M TSFR + 0.464%, 04/25/35 (144A) (d)	896,401	824,978
4.428%, 06/25/35 (144A) (d)	31,649	28,784
Towd Point Mortgage Trust
1.636%, 04/25/60 (144A) (d)	521,285	474,212
3.000%, 04/25/60 (144A) (d)	940,000	744,743
Verus Securitization Trust
5.238%, 07/25/67 (144A) (f)	896,168	887,352
6.845%, 04/25/69 (144A) (f)	338,543	340,592
		25,792,225
See accompanying notes to financial statements.
BHFTII-431

Brighthouse Funds Trust II
Western Asset Management U.S. Government Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
Non-Agency Mortgage-Backed Securities—(Continued)
Security Description	Principal Amount*	Value

Commercial Mortgage-Backed Securities — 1.9%
Bank
2.470%, 09/15/64	2,770,000	$2,453,723
2.643%, 04/15/54 (d)	860,000	777,443
3.538%, 11/15/54	1,564,885	1,536,756
Bank5
5.713%, 06/15/59 (d)	2,610,000	2,691,742
5.779%, 04/15/56	215,601	217,038
Benchmark Mortgage Trust
5.525%, 04/15/56	2,700,000	2,776,255
BLP Commercial Mortgage Trust
5.317%, 1M TSFR + 1.692%, 03/15/40 (144A) (d)	3,846,301	3,852,311
BX Trust
4.791%, 1M TSFR + 1.164%, 02/15/36 (144A) (d)	174,561	174,506
Citigroup Commercial Mortgage Trust
6.015%, 06/12/40 (144A) (d)	1,520,000	1,542,018
Extended Stay America Trust
4.925%, 1M TSFR + 1.300%, 10/15/42 (144A) (d)	1,155,760	1,158,288
GS Mortgage Securities Trust
2.911%, 02/13/53	3,414,000	3,199,277
Morgan Stanley Bank of America Merrill Lynch Trust
3.459%, 12/15/49	2,913,415	2,902,930
		23,282,287
Total Non-Agency Mortgage-Backed Securities (Cost $50,635,557)		49,074,512

Foreign Government—3.1%
Sovereign — 3.1%
Indonesia Government International Bonds
4.750%, 02/11/29	6,280,000	6,308,703
Israel Government AID Bonds
5.500%, 09/18/33	10,047,000	10,680,879
Israel Government International Bonds
5.500%, 03/12/34	7,000,000	7,098,591
Mexico Government International Bonds
5.850%, 07/02/32	12,000,000	12,117,600
Peru Government International Bonds
6.550%, 03/14/37	320,000	350,192
Total Foreign Government (Cost $36,596,540)		36,555,965

Corporate Bonds & Notes—0.8%
Chemicals — 0.1%
Equate Petrochemical Co. KSCC
4.250%, 11/03/26 (144A)	1,540,000	1,534,457
Electric — 0.7%
Enel Chile SA
4.875%, 06/12/28	4,000,000	4,012,232
Security Description	Principal Amount*	Value

Electric—(Continued)
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
5.450%, 05/21/28 (144A)	4,000,000	$4,023,332
		8,035,564
Total Corporate Bonds & Notes (Cost $9,543,210)		9,570,021

Asset-Backed Securities—0.0%
Asset-Backed - Other — 0.0%
Structured Asset Securities Corp. Mortgage Loan Trust
3.983%, 1M TSFR + 0.334%, 02/25/36 (144A) (d) (Cost $1,960,280)	4,516,043	73,508

Short-Term Investments—1.7%
Repurchase Agreement—1.7%
Fixed Income Clearing Corp.
Repurchase Agreement dated 06/30/26 at 2.500%, due on 07/01/26, with a maturity value of $20,903,902; collateralized by U.S. Treasury Note at 4.000%, maturing 12/15/27, with a market value of $21,320,646	20,902,450	20,902,450
Total Short-Term Investments (Cost $20,902,450)		20,902,450
Total Investments—104.0% (Cost $1,290,353,769)		1,240,789,009
Other assets and liabilities (net)—(4.0)%		(47,966,060)
Net Assets—100.0%		$1,192,822,949

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)
All or a portion of the security was held on loan. As of June 30, 2026, the market value of securities loaned was $51,484,406 and the collateral received consisted of non-cash collateral with a value of $53,418,635. The non-cash collateral received consists of U.S.
government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio. As such, this collateral is excluded from the Statement of Assets and Liabilities.

(b)	Principal amount of security is adjusted for inflation.
(c)	Interest only security.
(d)
Variable or floating rate security. The stated rate represents the rate at June 30, 2026.
Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

(e)
TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement date.

(f)	Security is a “step up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(144A)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2026, the market value of 144A securities was
$47,727,206, which is 4.0% of net assets.

See accompanying notes to financial statements.
BHFTII-432

Brighthouse Funds Trust II
Western Asset Management U.S. Government Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
TBA Forward Sale Commitments
Security Description	Interest Rate	Maturity	Face Amount	Cost	Value
Uniform Mortgage-Backed Security, TBA	2.500%	TBA	$(5,400,000)	$(4,541,906)	$(4,509,000)
Investment Transactions
Aggregate cost of purchases and proceeds of sales of investment securities, including mortgage dollar roll and TBA transactions but excluding short-term securities, for the six months ended June 30, 2026 were as follows:
Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$1,058,251,248	$5,168,242	$1 ,035,489,054	$16,100,453
Purchases and sales of mortgage dollar rolls and TBA transactions for the six months ended June 30, 2026 were as follows:
Purchases	Sales
$750,611,829	$764,819,802
Investments in Derivative Instruments
Futures Contracts
Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
U.S. Treasury Note 2 Year Futures	09/30/26	207	USD	42,669,492	$(6,701)
U.S. Treasury Note 5 Year Futures	09/30/26	170	USD	18,197,969	17,101
U.S. Treasury Note 10 Year Futures	09/21/26	12	USD	1,318,687	(4,706)
U.S. Treasury Ultra Long Bond Futures	09/21/26	3	USD	348,469	2,715
Net Unrealized Appreciation					$8,409
Effects of Derivative Instruments on the Financial Statements
The following table summarizes the fair value of derivatives held by the Portfolio at June 30, 2026 by category of risk exposure:
	Asset Derivatives		Liability Derivatives
Risk Exposure	Statement of Assets & Liabilities Location	Fair Value	Statement of Assets & Liabilities Location	Fair Value
Interest Rate	Unrealized appreciation on futures contracts (a)	$19,816	Unrealized depreciation on futures contracts (a)	$11,407

(a)
Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only the current day's variation margin is reported within the Statement of Assets and
Liabilities.

The following tables summarize the effect of derivative instruments on the Statement of Operations, classified by derivative type and category of risk exposure, for the six months ended June 30, 2026:
Statement of Operations Location—Net Realized Gain (Loss)	Interest Rate
Futures contracts	$(351,401)

Statement of Operations Location—Net Change in Unrealized Appreciation (Depreciation)	Interest Rate
Futures contracts	$(50,447)
See accompanying notes to financial statements.
BHFTII-433

Brighthouse Funds Trust II
Western Asset Management U.S. Government Portfolio
Schedule of Investments as of June 30, 2026  (Unaudited)
For the six months ended June 30, 2026, the average notional par or face amount outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par or Face Amount‡
Futures contracts long	$112,820,805
Futures contracts short	(31,755,785)

‡	Averages are based on activity levels during the period for which the amounts are outstanding.
Fair Value Hierarchy
The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2026. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.
Description	Level 1	Level 2	Level 3	Total
Total U.S. Treasury & Government Agencies*	$—	$704,837,169	$—	$704,837,169
Total Agency Sponsored Mortgage-Backed Securities*	—	419,775,384	—	419,775,384
Total Non-Agency Mortgage-Backed Securities*	—	49,074,512	—	49,074,512
Total Foreign Government*	—	36,555,965	—	36,555,965
Total Corporate Bonds & Notes*	—	9,570,021	—	9,570,021
Total Asset-Backed Securities*	—	73,508	—	73,508
Total Short-Term Investments*	—	20,902,450	—	20,902,450
Total Investments	$—	$1,240,789,009	$—	$1,240,789,009
TBA Forward Sale Commitments (Liability)	$—	$(4,509,000)	$—	$(4,509,000)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$19,816	$—	$—	$19,816
Futures Contracts (Unrealized Depreciation)	(11,407)	—	—	(11,407)
Total Futures Contracts	$8,409	$—	$—	$8,409

*	See Schedule of Investments for additional detailed categorizations.
See accompanying notes to financial statements.
BHFTII-434

Brighthouse Funds Trust II
Western Asset Management U.S. Government Portfolio
Statement of Assets and Liabilities

June 30, 2026 (Unaudited)
Assets
Investments at value (a) (b)	$1,240,789,009
Cash collateral (c)	902,610
Receivable for:
TBA securities sold (d)	22,448,449
Fund shares sold	673,095
Principal paydowns	87,850
Interest	6,216,423
Total Assets	1,271,117,436
Liabilities
TBA Forward sale commitments, at value	4,509,000
Payable for:
TBA securities purchased	71,356,727
Fund shares redeemed	1,255,319
Variation margin on futures contracts	44,030
Accrued Expenses:
Management fees	458,075
Distribution and service fees	55,554
Deferred trustees’ fees	259,479
Other expenses	356,303
Total Liabilities	78,294,487
Net Assets	$1,192,822,949
Net Assets Consist of:
Paid in surplus	$1,461,033,448
Distributable earnings (Accumulated losses)	(268,210,499)
Net Assets	$1,192,822,949
Net Assets
Class A	$919,181,703
Class B	263,790,715
Class E	9,850,531
Capital Shares Outstanding*
Class A	88,635,680
Class B	25,527,715
Class E	951,758
Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$10.37
Class B	10.33
Class E	10.35

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments was $1,290,353,769.
(b)	Includes securities loaned at value of $51,484,406.
(c)	Includes collateral of $542,610 for futures contracts and $360,000 for TBA securities.
(d)	Included within TBA securities sold is $4,541,906 related to TBA forward sale commitments.
Statement of Operations

Six Months Ended June 30, 2026 (Unaudited)
Investment Income
Interest	$24,728,543
Securities lending income, net	12,080
Total investment income	24,740,623
Expenses
Management fees	2,955,654
Administration fees	38,048
Custodian and accounting fees	62,216
Distribution and service fees—Class B	334,352
Distribution and service fees—Class E	7,553
Audit and tax services	38,152
Legal	23,184
Trustees’ fees and expenses	39,806
Shareholder reporting	32,931
Insurance	5,425
Miscellaneous	11,105
Total expenses	3,548,426
Less management fee waiver	(143,934)
Net expenses	3,404,492
Net Investment Income	21,336,131
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	(3,576,960)
Futures contracts	(351,401)
Net realized gain (loss)	(3,928,361)
Net change in unrealized appreciation (depreciation) on:
Investments	(8,500,282)
Futures contracts	(50,447)
Net change in unrealized appreciation (depreciation)	(8,550,729)
Net realized and unrealized gain (loss)	(12,479,090)
Net Increase (Decrease) in Net Assets From Operations	$8,857,041
See accompanying notes to financial statements.
BHFTII-435

Brighthouse Funds Trust II
Western Asset Management U.S. Government Portfolio
Statements of Changes in Net Assets
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
Increase (Decrease) in Net Assets:
From Operations
Net investment income (loss)	$21,336,131	$44,385,861
Net realized gain (loss)	(3,928,361)	(2,693,149)
Net change in unrealized appreciation (depreciation)	(8,550,729)	44,514,399
Increase (decrease) in net assets from operations	8,857,041	86,207,111
From Distributions to Shareholders
Class A	(38,010,687)	(39,746,284)
Class B	(10,323,887)	(10,658,052)
Class E	(389,724)	(441,219)
Total distributions	(48,724,298)	(50,845,555)
Increase (decrease) in net assets from capital share transactions	(4,450,920)	(104,447,215)
Total increase (decrease) in net assets	(44,318,177)	(69,085,659)
Net Assets
Beginning of period	1,237,141,126	1,306,226,785
End of period	$1,192,822,949	$1,237,141,126

Other Information:
Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31, 2025
	Shares	Value	Shares	Value
Class A
Sales	837,126	$8,996,309	2,210,745	$23,531,296
Reinvestments	3,676,082	38,010,687	3,855,120	39,746,284
Redemptions	(4,454,932)	(48,004,586)	(13,372,643)	(141,905,529)
Net increase (decrease)	58,276	$(997,590)	(7,306,778)	$(78,627,949)
Class B
Sales	1,709,293	$18,261,426	2,514,464	$26,456,456
Reinvestments	1,002,319	10,323,887	1,037,785	10,658,052
Redemptions	(2,969,361)	(31,715,176)	(5,811,974)	(61,464,926)
Net increase (decrease)	(257,749)	$(3,129,863)	(2,259,725)	$(24,350,418)
Class E
Sales	14,992	$157,282	43,926	$464,602
Reinvestments	37,764	389,724	42,878	441,219
Redemptions	(81,105)	(870,473)	(224,559)	(2,374,669)
Net increase (decrease)	(28,349)	$(323,467)	(137,755)	$(1,468,848)
Increase (decrease) derived from capital shares transactions		$(4,450,920)		$(104,447,215)
See accompanying notes to financial statements.
BHFTII-436

Brighthouse Funds Trust II
Western Asset Management U.S. Government Portfolio
Financial Highlights
Selected per share data
	Class A
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$10.74	$10.46	$10.54	$10.29	$11.58	$12.08
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.19	0.38	0.35	0.27	0.16	0.10
Net realized and unrealized gain (loss)	(0.11)	0.34	(0.11)	0.22	(1.20)	(0.28)
Total income (loss) from investment operations	0.08	0.72	0.24	0.49	(1.04)	(0.18)
Less Distributions
Distributions from net investment income	(0.45)	(0.44)	(0.32)	(0.24)	(0.25)	(0.32)
Total distributions	(0.45)	(0.44)	(0.32)	(0.24)	(0.25)	(0.32)
Net Asset Value, End of Period	$10.37	$10.74	$10.46	$10.54	$10.29	$11.58
Total Return (%) (b)	0.73 (c)	7.07	2.34	4.87	(9.01)	(1.52)
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.53 (d)	0.53	0.52	0.52	0.51	0.50
Net ratio of expenses to average net assets (%) (e)	0.51 (d)	0.50	0.50	0.50	0.49	0.48
Ratio of net investment income (loss) to average net assets (%)	3.60 (d)	3.56	3.34	2.61	1.48	0.83
Portfolio turnover rate (%)	86 (c)	185	161	86	103	167
Portfolio turnover rate excluding mortgage dollar roll and TBA transactions (%)	25 (c)	58	36	39	43	70
Net assets, end of period (in millions)	$919.2	$951.1	$1,002.7	$1,108.4	$1,150.8	$1,525.0

	Class B
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$10.69	$10.41	$10.49	$10.24	$11.51	$12.01
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.18	0.35	0.32	0.24	0.13	0.07
Net realized and unrealized gain (loss)	(0.12)	0.34	(0.11)	0.22	(1.18)	(0.28)
Total income (loss) from investment operations	0.06	0.69	0.21	0.46	(1.05)	(0.21)
Less Distributions
Distributions from net investment income	(0.42)	(0.41)	(0.29)	(0.21)	(0.22)	(0.29)
Total distributions	(0.42)	(0.41)	(0.29)	(0.21)	(0.22)	(0.29)
Net Asset Value, End of Period	$10.33	$10.69	$10.41	$10.49	$10.24	$11.51
Total Return (%) (b)	0.55 (c)	6.81	2.09	4.59	(9.17)	(1.77)
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.78 (d)	0.78	0.77	0.77	0.76	0.75
Net ratio of expenses to average net assets (%) (e)	0.76 (d)	0.75	0.75	0.75	0.74	0.73
Ratio of net investment income (loss) to average net assets (%)	3.35 (d)	3.31	3.09	2.36	1.24	0.58
Portfolio turnover rate (%)	86 (c)	185	161	86	103	167
Portfolio turnover rate excluding mortgage dollar roll and TBA transactions (%)	25 (c)	58	36	39	43	70
Net assets, end of period (in millions)	$263.8	$275.5	$291.8	$299.5	$295.4	$384.8
Please see  following page for Financial Highlights footnote legend.
See accompanying notes to financial statements.
BHFTII-437

Brighthouse Funds Trust II
Western Asset Management U.S. Government Portfolio
Financial Highlights
Selected per share data
	Class E
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$10.71	$10.43	$10.51	$10.26	$11.54	$12.03
Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.18	0.36	0.33	0.25	0.14	0.08
Net realized and unrealized gain (loss)	(0.11)	0.34	(0.11)	0.23	(1.19)	(0.27)
Total income (loss) from investment operations	0.07	0.70	0.22	0.48	(1.05)	(0.19)
Less Distributions
Distributions from net investment income	(0.43)	(0.42)	(0.30)	(0.23)	(0.23)	(0.30)
Total distributions	(0.43)	(0.42)	(0.30)	(0.23)	(0.23)	(0.30)
Net Asset Value, End of Period	$10.35	$10.71	$10.43	$10.51	$10.26	$11.54
Total Return (%) (b)	0.66 (c)	6.91	2.18	4.70	(9.12)	(1.60)
Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.68 (d)	0.68	0.67	0.67	0.66	0.65
Net ratio of expenses to average net assets (%) (e)	0.66 (d)	0.65	0.65	0.65	0.64	0.63
Ratio of net investment income (loss) to average net assets (%)	3.45 (d)	3.41	3.19	2.46	1.34	0.69
Portfolio turnover rate (%)	86 (c)	185	161	86	103	167
Portfolio turnover rate excluding mortgage dollar roll and TBA transactions (%)	25 (c)	58	36	39	43	70
Net assets, end of period (in millions)	$9.9	$10.5	$11.7	$13.3	$14.2	$17.9

(a)	Per share amounts based on average shares outstanding during the period.
(b)
Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

(c)	Periods less than one year are not computed on an annualized basis.
(d)	Computed on an annualized basis.
(e)	Includes the effects of management fee waivers (see Note 5 of the Notes to Financial Statements).
See accompanying notes to financial statements.
BHFTII-438

Brighthouse Funds Trust II
Notes to Financial Statements — June 30, 2026 (Unaudited)
1.
Organization
Brighthouse Funds Trust II (the “Trust”) is organized as a Delaware statutory trust and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust, which is managed by Brighthouse Investment Advisers, LLC (“Brighthouse Investment Advisers” or the “Adviser”), currently offers twenty-nine series (each a “Portfolio,” and collectively the “Portfolios”), each of which operates as a distinct investment vehicle of the Trust and each of which is diversified as of June 30, 2026. At a special meeting of shareholders held on June 5, 2026, shareholders approved the reclassification of the diversification status of BlackRock Capital Appreciation Portfolio, Jennison Growth Portfolio and T.  Rowe Price Large Cap Growth Portfolio from diversified to non-diversified, effective July 1, 2026. The MetLife Stock Index Portfolio intends to be diversified in approximately the same proportion as the S&P 500 Index is diversified. The MetLife Stock Index Portfolio may become non-diversified, as defined in the 1940 Act, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the S&P 500 Index. Brighthouse Investment Advisers has entered into investment subadvisory agreements with respect to managing certain Portfolios, as indicated in the table below (see also Note 5). Shares of the Portfolios are not offered directly to the general public and are currently available only to separate accounts of insurance companies, including insurance companies affiliated with the Adviser.
On November 6, 2025, Brighthouse Financial, Inc. ("Brighthouse Financial") and affiliates of Aquarian Capital LLC (“Aquarian”), a diversified global holding company with a strategic portfolio of insurance and asset management solutions, providing investment opportunities to millions of people, entered into a definitive agreement under which Aquarian will, directly or indirectly through one or more subsidiaries, acquire Brighthouse Financial in an all cash transaction (the “Transaction”). On February 12, 2026, Brighthouse Financial's common stockholders approved the merger agreement. The Transaction is expected to close in 2026 and is subject to customary closing conditions, including antitrust clearance and the receipt of insurance regulatory approvals. The Adviser's continued service as investment adviser to the Trust following the Transaction was approved by shareholders of the Portfolios at a special meeting of shareholders held on June 5, 2026.
Each Portfolio has registered and offers various classes of shares as shown in the respective Portfolio’s Statement of Assets and Liabilities. Shares of each class of a Portfolio represent an equal pro rata interest in a Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of a Portfolio, and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each class based on the net assets of each class relative to the net assets of a Portfolio. Each class of shares differs in its respective distribution plan and such distribution expenses are allocated to the corresponding class of shares.
The table below lists each Portfolio offered and the Portfolio’s subadviser, if applicable, as of June 30, 2026.
Portfolio	Subadviser
Baillie Gifford International Stock Portfolio	Baillie Gifford Overseas Limited
BlackRock Bond Income Portfolio	BlackRock Advisors, LLC
BlackRock Capital Appreciation Portfolio	BlackRock Advisors, LLC
BlackRock Ultra-Short Term Bond Portfolio	BlackRock Advisors, LLC
Brighthouse Asset Allocation 20 Portfolio	N/A
Brighthouse Asset Allocation 40 Portfolio	N/A
Brighthouse Asset Allocation 60 Portfolio	N/A
Brighthouse Asset Allocation 80 Portfolio	N/A
Brighthouse/Dimensional International Small Company Portfolio	Dimensional Fund Advisors LP
Brighthouse/Wellington Balanced Portfolio	Wellington Management Company LLP
Brighthouse/Wellington Core Equity Opportunities Portfolio	Wellington Management Company LLP
Frontier Mid Cap Growth Portfolio	Frontier Capital Management Company, LLC
Invesco Value Opportunities Portfolio (formerly, Brighthouse/Artisan Mid Cap Value Portfolio)	Invesco Advisers, Inc.
Jennison Growth Portfolio	Jennison Associates LLC
Loomis Sayles Small Cap Core Portfolio	Loomis, Sayles & Company, L.P.
Loomis Sayles Small Cap Growth Portfolio	Loomis, Sayles & Company, L.P.
MetLife Aggregate Bond Index Portfolio	MetLife Investment Management, LLC
MetLife Mid Cap Stock Index Portfolio	MetLife Investment Management, LLC
MetLife MSCI EAFE® Index Portfolio	MetLife Investment Management, LLC
MetLife Russell 2000® Index Portfolio	MetLife Investment Management, LLC
MetLife Stock Index Portfolio	MetLife Investment Management, LLC
MFS® Total Return Portfolio	Massachusetts Financial Services Company
MFS® Value Portfolio	Massachusetts Financial Services Company
Neuberger Berman Genesis Portfolio	Neuberger Berman Investment Advisers LLC
T. Rowe Price Large Cap Growth Portfolio	T. Rowe Price Associates, Inc.
T. Rowe Price Small Cap Growth Portfolio	T. Rowe Price Associates, Inc.
VanEck Global Natural Resources Portfolio	Van Eck Associates Corporation
Western Asset Management Strategic Bond Opportunities Portfolio*	Western Asset Management Company, LLC
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Portfolio	Subadviser
Western Asset Management U.S. Government Portfolio	Western Asset Management Company, LLC

*
The table above is a list of all Portfolios in the Trust as of the end of the period, including the Western Asset Management Strategic Bond Opportunities Portfolio, which is audited as of and for the period ended June 30, 2026. All of the other Portfolios' information is unaudited as of and for the period ended June 30, 2026.

The Brighthouse Asset Allocation 20, 40, 60 and 80 Portfolios (the “Asset Allocation Portfolios”) operate under a “fund of funds” structure, investing substantially all of their assets in other Portfolios advised by Brighthouse Investment Advisers (each, an “Underlying BIA Portfolio,” and, collectively, the “Underlying BIA Portfolios”).
2.
Significant Accounting Policies
The preparation of a Portfolio’s financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated events and transactions subsequent to June 30, 2026, through the date the financial statements were issued.
The Portfolios are investment companies and follow the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946-Financial Services-Investment Companies. The following is a summary of significant accounting policies consistently followed by the Portfolios in the preparation of their financial statements.
Investment Valuation and Fair Value Measurements - Each Portfolio values its investments for purposes of calculating its net asset value (“NAV”) using procedures that allow for a variety of methodologies to be used to value the Portfolio’s investments. The specific methodology used for an investment may vary based on the market data available for a specific investment at the time a Portfolio calculates its NAV or based on other considerations. The procedures also permit a level of judgment to be used in the valuation process.
GAAP defines fair market value as the price that a Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:
Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)
Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities held by a Portfolio, if any, will be disclosed following the fair value hierarchy table in the Portfolio’s Schedule of Investments.
Debt securities, including corporate, convertible, and municipal bonds and notes; obligations of the U.S. Treasury and U.S. government agencies; foreign sovereign issues; and non-U.S. bonds, are generally valued based upon evaluated or composite bid quotations obtained from third-party pricing services and/or brokers and dealers selected by the Adviser (each a “pricing service”). Such pricing services may use matrix pricing, which considers observable inputs including, among other things, issuer details, maturity dates, interest rates, yield curves, rates of prepayment, credit risks/spreads, default rates, reported trades, broker-dealer quotes and quoted prices for similar assets. Short-term obligations with a remaining maturity of sixty days or less may be valued at amortized cost in the absence of market quotes, so long as the amortized cost value of such short-term debt instrument is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. Floating rate loans are generally valued based upon an evaluated or composite average of aggregate bid and ask quotations supplied by brokers or dealers, as obtained from the pricing service. Securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.
Mortgage- and asset-backed securities are generally valued based upon evaluated or composite bid quotations obtained from pricing services selected by the Adviser. These securities are usually issued as separate tranches, or classes, of securities within each deal. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche and incorporate deal collateral performance, as available. Mortgage- and asset-backed securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.
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Domestic and foreign equity securities, such as common stock, exchange-traded funds, rights, warrants, and preferred stock, that are traded on a securities exchange on a valuation date are generally valued at their last quoted sale price or official closing price on the primary exchange for such security, or, if no sales occurred on that day, at the last reported bid price. Equity securities traded over-the-counter (“OTC”) are generally valued at the last reported bid price. In the event of a major exchange closing during the trading day, the Adviser may use other market information obtained from quotation reporting systems, established market makers, or pricing services in valuing the securities. Valuation adjustments may be applied to certain foreign equity securities that are traded solely on foreign exchanges that close before the time as of which a Portfolio determines its NAV to account for the market movement between the close of the foreign exchanges and the time as of which the Portfolio determines its NAV. A Portfolio may use a systematic fair valuation model provided by a pricing service to value securities principally traded in these foreign markets to adjust for possible market movements or other changes that may occur between the close of the foreign exchanges and the time as of which the Portfolio determines its NAV. Foreign equity securities valued using these valuation adjustments are generally categorized as Level 2 within the fair value hierarchy. Equity securities that are actively traded, and have no valuation adjustments applied, are categorized as Level 1 within the fair value hierarchy. Other equity securities traded on inactive markets or valued in reference to similar instruments traded on active markets are generally categorized as Level 2 within the fair value hierarchy.
Investments in registered open-end management investment companies (including the Underlying BIA Portfolios) are valued at the reported NAV per share on the valuation date and are categorized as Level 1 within the fair value hierarchy.
Foreign currency forward contracts are valued through a third-party pricing service by interpolating between forward and spot currency rates in the London foreign exchange markets as of a designated hour on a valuation day. These contracts are generally categorized as Level 2 within the fair value hierarchy.
Options, whether on securities, indices, futures contracts, or otherwise, traded on exchanges are valued at the last sale price available as of the close of business on a valuation day or, if there is no such price available, at the last reported bid price. These types of options are categorized as Level 1 within the fair value hierarchy. Futures contracts that are traded on commodity exchanges are valued at their settlement prices established by the exchanges on which they are traded as of the close of such exchanges and are categorized as Level 1 within the fair value hierarchy.
Options, including options on swaps (“swaptions”) and currencies, and synthetic futures contracts that are traded OTC are generally valued based upon interdealer bid and ask prices or prices provided by pricing service providers who use a series of techniques, including simulation pricing models, to determine the value of the contracts. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, credit curves, measures of volatility and exchange rates. These contracts are generally categorized as Level 2 within the fair value hierarchy.
Swap contracts (other than centrally cleared swaps listed or traded on a multilateral or trade facility platform) are marked-to-market daily based on quotations and prices supplied by market makers, broker-dealers and other pricing services. Such quotations and prices are derived utilizing observable data, including the underlying reference securities or indices, credit spread quotations and expected default recovery rates determined by the pricing service. These contracts are generally categorized as Level 2 within the fair value hierarchy.
Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange or a pricing service when the exchange price is not available. For centrally cleared credit default swaps, the clearing facility requires its members to provide actionable price levels across complete term structures. These levels along with external third-party prices are used to produce daily settlement prices. These securities are categorized as Level 2 within the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates, including, but not limited to, the overnight index swap rate, the respective interbank offered forward rate or other interest rates, yield curves or credit spreads to produce the daily settlement price. These securities are categorized as Level 2 within the fair value hierarchy.
If no current market quotation is readily available or market value quotations are deemed to be unreliable for an investment, the fair value of the investment will be determined in accordance with fair valuation procedures adopted by the Adviser. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that a Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable.
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees (the “Board” or “Trustees”) of the Trust has designated Brighthouse Investment Advisers, acting through its Valuation Committee (“Committee”), as each Portfolio’s “valuation designee” to perform the Portfolio’s fair value determinations. The Board oversees Brighthouse Investment Advisers in its role as the Valuation Designee and receives reports from Brighthouse Investment Advisers regarding its process and the valuation of each Portfolio’s investments to assist with such oversight.
No single standard for determining the fair value of an investment can be set  forth because fair value depends upon the facts and circumstances with respect to each investment. Information relating to any relevant factors may be obtained by the Committee from any appropriate source, including the subadviser of a Portfolio, the Custodian, a pricing service, market maker and/or broker for such security
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or the issuer. Appropriate methodologies for determining fair value under particular circumstances may include:  matrix pricing, a discounted cash flow analysis, comparisons of securities with comparable characteristics, value based on multiples of earnings, discount from market price of similar marketable securities, or a combination of these and other methods.
Investment Transactions and Related Investment Income - Each Portfolio’s security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, when notified. Interest income, which includes amortization of premium and accretion of discount on debt securities, is recorded on an accrual basis. Realized gains and losses on investments are determined on the identified cost basis, which is the same basis used for federal income tax purposes.  Capital gains distributions received from the Underlying BIA Portfolios are recorded as net realized gain in the applicable Portfolio’s Statement of Operations. Foreign income and foreign capital gains on some foreign securities may be subject to foreign taxes, which are accrued as applicable. These foreign taxes have been provided for in accordance with each Portfolio’s understanding of the applicable countries’ tax rules and rates.
In  consideration of recent decisions rendered by European courts, certain Portfolios have filed tax reclaims for previously withheld taxes on dividends earned in certain European Union (“EU”) countries. These filings are subject to various administrative and judicial proceedings within these countries. During the six months ended June 30, 2026, the following Portfolios received EU tax reclaim payments that were not previously accrued for due to uncertainty of collectability.
Portfolio	Tax Reclaim Payments
BlackRock Capital Appreciation Portfolio	$128,243
Such amounts are included in dividends on the applicable Portfolio’s Statement of Operations. No other amounts for additional EU tax reclaims are reflected in the financial statements due to the uncertainty as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment.
Foreign Currency Translation - The books and records of the Portfolios are maintained in U.S. dollars. The values of securities, currencies, and other assets and liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income, and expenses are translated on the respective dates of such transactions. Because the values of investment securities are translated at the foreign exchange rates prevailing at the end of the period, that portion of the results of operations arising from changes in exchange rates and that portion of the results of operations reflecting fluctuations arising from changes in market prices of the investment securities are not separated. Such fluctuations are included in the net realized and unrealized gain or loss on investments.
Net realized foreign exchange gains or losses arise from activity in forward foreign currency exchange contracts, sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by a Portfolio and the U.S. dollar-equivalent of the amounts actually received or paid by a Portfolio. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investment securities, resulting from changes in foreign exchange rates.
Dividends and Distributions to Shareholders - The Portfolios record dividends and distributions on the ex-dividend date. Net realized gains from securities transactions (if any) are generally distributed annually to shareholders. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations that may differ from GAAP. Permanent book and tax basis differences relating to shareholder distributions will result in reclassification between distributable earnings (accumulated losses) and paid in surplus. These adjustments have no impact on net assets or the results of operations.
Income Taxes - It is the Portfolios’ policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, and regulations thereunder, applicable to regulated investment companies, and to distribute, with respect to each taxable year, all of their taxable income to shareholders. Therefore, no federal income tax provision is required. Each Portfolio files U.S. federal tax returns. No income tax returns are currently under examination. Each Portfolio’s federal tax returns remain subject to examination by the Internal Revenue Service for three fiscal years after the returns are filed. As of June 30, 2026, no Portfolios had uncertain tax positions that would require financial statement recognition, derecognition or disclosure.
Due to Custodian - Pursuant to the custodian agreement, the Custodian may, in its discretion, advance funds to a Portfolio to make properly authorized payments. When such payments result in an overdraft, the Portfolio is obligated to repay the Custodian at the current rate of interest charged by the Custodian for secured loans. This obligation is payable on demand to the Custodian. The Custodian will have a lien on the Portfolio’s assets to the extent of any overdraft. At June 30, 2026, the following Portfolios had a payment due to the Custodian pursuant to the foregoing arrangement.
Portfolio	Due to Custodian
Brighthouse/Wellington Balanced Portfolio	$127,164
VanEck Global Natural Resources Portfolio	8,771,489
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Based on the short-term nature of these payments and the variable interest rate, the carrying value of the overdraft advances approximated fair value and such inputs would be considered Level 2 in the fair value hierarchy at June 30, 2026. None of the Portfolios had significant average overdraft advances during the six months ended  June 30, 2026.
Each significant accounting policy described below does not necessarily apply to each Portfolio, unless otherwise noted. For more information on the investment practices in which a particular Portfolio may engage, please refer to the Portfolio’s prospectus.
Real Estate Investments - Certain Portfolios may make investments related to real estate, including real estate investment trusts ("REITs"). Distributions received from investments in REITs may be characterized as ordinary income, net capital gain, or a return of capital. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, the Portfolios must use estimates in reporting the character of income and distributions received during the current calendar year for financial statement purposes.
High-Yield Debt Securities - Certain Portfolios may invest in high-yield debt securities, or “junk bonds,” which are securities that are rated below “investment grade” or, if not rated, are of equivalent quality. A Portfolio with high-yield debt securities generally will be exposed to greater market risk and credit risk than a Portfolio that invests only in investment grade debt securities because issuers of high-yield debt securities are generally less secure financially, are more likely to default on their obligations, and their securities are more sensitive to interest rate changes and downturns in the economy. In addition, the secondary market for lower-rated debt securities may not be as liquid as that for more highly rated debt securities. As a result, the Portfolio’s subadviser may find it more difficult to value or sell lower-rated debt securities and may have to sell them at prices significantly lower than the values assigned to them by the Portfolio.
Floating Rate Loans - Certain Portfolios may invest in loans arranged through private negotiation between one or more financial institutions. A Portfolio’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Portfolio generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower. The purchase of assignments will typically result in the Portfolio having a direct contractual relationship with the borrower, and the Portfolio may enforce compliance by the borrower with the terms of the loan agreement. The Portfolio may not benefit directly from any collateral supporting the loan in which it has purchased the participation or assignment.
A Portfolio may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When the Portfolio purchases assignments, it acquires direct rights against the borrower of the loan. These loans may include participation in bridge loans, which are loans taken out by borrowers for a short period (typically less than one year) pending arrangement of more permanent financing.
A Portfolio will assume the credit risk of both the borrower and the lender that is selling the participation. In the event of insolvency of the lender selling the participation, the Portfolio may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.
A Portfolio may receive or pay fees associated with investments in loans. These fees are included as interest income on a Portfolio's Statement of Operations. These fees include all income and expenses associated with the processing and maintenance of these types of loans, including but not limited to consent fee income, amendment fees, and closing fees.
Unfunded Loan Commitments - Certain Portfolios may enter into unfunded loan commitments, which are contractual obligations for future funding at the option of the borrower at any point in time, up to the maturity date of the issue. Unfunded loan commitments represent a future obligation, in full, even though a percentage of the committed amount may not be utilized by the borrower. Credit risk exists on these commitments to the extent of any difference between the sales price and current value of the underlying securities sold. Market risk exists with these commitments to the same extent as if the securities were owned on a settled basis. Unfunded loan commitments are marked-to-market daily, and losses may arise due to changes in the value of these commitments. Open unfunded loan commitments, if any, are disclosed below and in the Portfolio's Schedule of Investments and any unrealized appreciation (depreciation) is included in the Portfolio's Statement of Assets & Liabilities and Statement of Operations. At June 30, 2026, the Portfolios had sufficient cash and/or securities to cover these commitments.
Portfolio	Security Description	Commitment Amount	Value
BlackRock Bond Income Portfolio	Coreweave Compute Acquisition Co. VIII LLC 2026 4000MM Delayed Draw Term Loan	$4,760,008	$4,771,908
	Coreweave Financing DDTL V LLC Delayed Draw Term Loan	665,473	679,781
	Total	$5,425,481	$5,451,689
Western Asset Management Strategic Bond Opportunities Portfolio	Coreweave Financing DDTL V LLC Delayed Draw Term Loan	$1,225,194	$1,251,535
	GC Ferry Acquisition I, Inc. Delayed Draw Term Loan	463,750	463,895
	Pye-Barker Fire & Safety LLC 2025 Delayed Draw Term Loan	229,064	229,760
	Total	$1,918,008	$1,945,190
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Inflation-Indexed Bonds - Certain Portfolios may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value that is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the applicable Portfolio’s Statement of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury Inflation-Protected Securities (“TIPS”). For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.
Stripped Securities - Certain Portfolios may invest in “stripped securities,” a term used collectively for certain structured fixed income securities. Stripped securities can be principal only securities (“POs”), which are debt obligations that have been stripped of unmatured interest coupons or interest only securities (“IOs”), which are unmatured interest coupons that have been stripped from debt obligations. Stripped securities do not make periodic payments of interest prior to maturity. As is the case with all securities, the market value of stripped securities will fluctuate in response to changes in economic conditions, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in stripped securities than for debt obligations of comparable maturities that currently pay interest. The amount of fluctuation increases with a longer period of maturity. The yield to maturity on IOs is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, a Portfolio may not fully recoup the initial investment in IOs.
Collateralized Obligations - Certain Portfolios may invest in collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”), other collateralized debt obligations (“CDOs”), and other similarly structured securities. CDOs, CBOs and CLOs are types of asset-backed securities. A CBO is a trust that is backed by a diversified pool of high risk, below investment grade fixed-income securities. The collateral can be from many types of fixed-income securities such as high yield debt, residential privately issued mortgage-related securities, commercial privately issued mortgage-related securities, trust preferred securities and emerging market debt. A CLO is a trust typically collateralized by a pool of loans that may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. Other CDOs are trusts backed by other types of assets representing obligations of various parties.
For CDOs, CBOs and CLOs, the cash flow from the trust is split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is typically the “equity” or “first loss” tranche, which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Senior tranches are paid from the cash flows from the underlying assets before the junior tranches and equity tranches. Losses are first borne by the equity tranches, next by the junior tranches, and finally by the senior tranches. The risks of an investment in a CBO, CLO or other CDO depend largely on the quality and type of the collateral securities and the class of the instrument in which a Portfolio invests. If some debt instruments go into default and the cash collected by the CBO, CLO or CDO is insufficient to pay all of its investors, those in the lowest, most junior tranches suffer losses first. Since they are partially protected from defaults, senior tranches typically have higher ratings and lower potential yields than their underlying securities and can be rated investment grade. Despite the protection from the equity tranche, more senior tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CBO, CLO or other CDO securities as a class.
Mortgage-Related and Other Asset-Backed Securities - Certain Portfolios may invest in mortgage-related or other asset-backed securities. These securities may include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, CMO residuals, stripped mortgage-backed securities (“SMBS”), and other securities that directly or indirectly represent a participation in, or are secured by or payable from, mortgage loans on real property or other receivables. The value of some mortgage- or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Portfolio to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.
In one type of SMBS, one class receives all the interest from the mortgage assets (the interest-only or “IO” class), while the other class will receive all of the principal (the principal-only or “PO” class). Because principal will not be received at the maturity of an IO, adjustments are made to the book value of the security until maturity. These adjustments are netted against payments received for the IOs and the net amount is included in interest income on a Portfolio’s Statement of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities. Details of mortgage-related and other asset-backed securities held by a Portfolio are included in the Portfolio’s Schedule of Investments.
Certain Portfolios may invest a significant portion of their assets in securities of issuers that hold mortgage- and asset-backed securities and direct investments in securities backed by commercial and residential mortgage loans and other financial assets. The value and related income of these securities are sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be negatively impacted by increased volatility of market prices and periods of illiquidity.
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Mortgage Dollar Rolls - Certain Portfolios may enter into mortgage “dollar rolls” in which a Portfolio sells to-be-announced (“TBA”) mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon, and maturity) securities on a specified future date. For the duration of the transaction, or roll period, a Portfolio foregoes principal (including prepayments of principal) and interest paid on the securities sold. Dollar rolls are accounted for as purchase and sale transactions; gain or loss is recognized at the commencement of the term of the dollar roll and each time the mortgage-backed security is rolled.
Mortgage dollar roll transactions involve the risk that the market value of the securities that a Portfolio is required to reacquire may be less than the agreed-upon repurchase price of those securities and that the investment performance of securities purchased with proceeds from these transactions does not exceed the income, capital appreciation and gain or loss that would have been realized on the securities transferred or sold, as applicable, as part of the treasury or mortgage dollar roll.
TBA Purchase and Forward Sale Commitments - Certain Portfolios may enter into TBA commitments to purchase or sell securities for a fixed price at a future date. TBA commitments are considered securities in themselves and involve a risk of loss if the value of the security to be purchased or sold declines or increases prior to the settlement date, which is in addition to the risk of decline in the value of a Portfolio’s other assets. TBA forward sale commitments are valued at the current market value of the underlying securities, according to the procedures described under “Investment Valuation and Fair Value Measurements”.
When-Issued and Delayed-Delivery Securities - Certain Portfolios may purchase securities on a when-issued or delayed-delivery basis. Settlement of such transactions will occur beyond the customary settlement period. A Portfolio may purchase securities under such conditions only with the intention of actually acquiring them but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Portfolio may be required to pay more at settlement than the security is worth. In addition, the Portfolio is not entitled to any of the interest earned prior to settlement.
Short Sales - Certain Portfolios may enter into a “short sale” of securities in circumstances in which, at the time the short position is open, a Portfolio owns an equal amount of the securities sold short or owns preferred stocks or debt securities, convertible or exchangeable without payment of further consideration, into an equal number of securities sold short. This kind of short sale, which is referred to as one “against the box,” may be entered into by a Portfolio to, for example, lock in a sale price for a security the Portfolio does not wish to sell immediately.
Certain Portfolios may also make short sales of a security it does not own, in anticipation of a decline in the market value of that security. To complete such a transaction, a Portfolio must borrow the security to make delivery to the buyer. The Portfolio then is obligated to replace the security borrowed by purchasing it at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold short by the Portfolio. Until the security is replaced, the Portfolio is required to pay to the lender any dividends or interest which accrue during the period of the loan. To borrow the security, the Portfolio also may be required to pay a premium, which would increase the cost of the security sold short. The proceeds received from a short sale are recorded as a liability. The Portfolio will realize a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Portfolio replaces the borrowed security. Conversely, the Portfolio will realize a gain if the security declines in price between those dates. The latter result is the opposite of what one would expect from a cash purchase of a long position in a security. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium, dividends or interest the Portfolio may be required to pay in connection with a short sale. In addition, when a Portfolio engages in short sales, a lender may request, or market conditions may dictate that securities sold short be returned to the lender on short notice, and the Portfolio may have to buy the securities sold short at an unfavorable price. If this occurs, any anticipated gain to the Portfolio may be reduced or eliminated or the short sale may result in a loss. No more than one third of a Portfolio’s net assets will be deposited as collateral for the obligation to replace securities borrowed to effect short sales.
Repurchase Agreements - Certain Portfolios may enter into repurchase agreements, under the terms of a Master Repurchase Agreement (“MRA”), or Global Master Repurchase Agreement (“GMRA”), with selected commercial banks and broker-dealers, under which a Portfolio acquires securities as collateral and agrees to resell the securities at an agreed-upon time and at an agreed-upon price. The Portfolio, through the Custodian or a subcustodian, under a tri-party repurchase agreement, receives delivery of the underlying securities collateralizing any repurchase agreements. It is the Portfolios’ policy that the market value of the collateral be equal to at least 100% of the repurchase price in the case of a repurchase agreement of one-day duration and equal to at least 102% of the repurchase price in the case of all other repurchase agreements. In the event of default or failure by a party to perform an obligation in connection with any repurchase transaction, the MRA or GMRA gives the non-defaulting party the right to set-off claims and to apply property held by it in connection with any repurchase transaction against obligations owed to it under the agreement.
Secured Borrowing Transactions - Certain Portfolios may enter into transactions consisting of a transfer of a security by a Portfolio to a financial institution or counterparty, with a simultaneous agreement to reacquire the same, or substantially the same security, at an agreed-upon price and future settlement date. Such transactions are treated as secured borrowings, and not as purchases and sales. The Portfolio receives cash from the transfer of the security to use for other investment purposes. During the term of the borrowing, the Portfolio is not entitled to receive principal and interest payments, if any, made on the security transferred to the counterparty during the term of the agreement. The difference between the transfer price and the reacquisition price, known as the “price drop,” is included in net investment income. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, the Portfolio would
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have otherwise received had the security not been sold and (ii) the negotiated financing terms between the Portfolio and counterparty. Interest payments based upon negotiated financing terms made by the Portfolio to counterparties are recorded as a component of interest expense on the Portfolio’s Statement of Operations or Consolidated Statement of Operations. In periods of increased demand for the security, the Portfolio may also receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. The cost of the secured borrowing transaction is recorded as interest expense over the term of the borrowing. The agreed-upon proceeds for securities to be reacquired by the Portfolio are reflected as a liability on the Portfolio’s Statement of Assets and Liabilities or Consolidated Statement of Assets and Liabilities. These secured borrowing transactions are subject to a  Master Securities Forward Transaction Agreement ("MFSTA"). The MSFTA is a master netting agreement which provides both parties with the rights to set-off in the event of default by either party.
A detailed breakdown of a Portfolio’s open transactions accounted for as secured borrowings, if any, are disclosed following the Portfolio’s Schedule of Investments.
Securities Lending - Certain Portfolios may lend their portfolio securities to certain qualified brokers who borrow securities in order to complete certain securities transactions. By lending its portfolio securities, a Portfolio attempts to increase its net investment income through the receipt of income on collateral held from securities on loan. Any gain or loss in the market price of the loaned securities that might occur, any interest earned, and any dividends declared during the term of the loan, would accrue to the account of the Portfolio.
The Trust has entered into a Non-Custodial Securities Lending Agreement with JPMorgan Chase Bank, N.A. (the “Lending Agent”). Under the agreement, the Lending Agent is authorized to loan portfolio securities on a Portfolio’s behalf. In exchange, the Portfolio generally receives cash, U.S. Government securities, letters of credit, or other collateral deemed appropriate by the Adviser. The Portfolio receives collateral equal to at least 102% of the market value for loans secured by government securities or cash in the same currency as the loaned shares and 105% for all other loaned securities at each loan’s inception. Collateral representing at least 100% of the market value of the loaned securities is maintained for the duration of the loan. Any cash collateral received by the Portfolio is generally invested by the Lending Agent in short-term investments, which may include certificates of deposit, commercial paper, repurchase agreements, including repurchase agreements with respect to equity securities, time deposits, master demand notes and money market funds. The Portfolios retain effective control over the transferred securities, therefore accounting for the transaction as a secured borrowing. The market value of investments made with cash collateral received is disclosed in the Portfolio’s Schedule of Investments and the valuation techniques are described in this Note 2. The value of the securities on loan may change each business day. If the market value of the collateral at the close of trading on a business day is less than 100% of the market value of the loaned securities at the close of trading on that day, the borrower is required to deliver, by the close of business on the following business day, an additional amount of collateral, so that the total amount of posted collateral is equal to at least 100% of the market value of all the loaned securities as of such preceding day. A portion of the income earned on the collateral is rebated to the borrower of the securities and the remainder is split between the Lending Agent and the Portfolio. On loans collateralized by U.S. government securities, a fee is received from the borrower and is allocated between the Portfolio and the Lending Agent.
Income received by a Portfolio in securities lending transactions during the six months ended  June 30, 2026 is reflected as securities lending income, net on the Portfolio’s Statement of Operations. The values of any securities loaned by a Portfolio and the related collateral at June 30, 2026 are disclosed in the Portfolio’s footnotes to the Schedule of Investments. The value of the related collateral received by each Portfolio exceeded the value of the Portfolio’s securities out on loan at June 30, 2026.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights in the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. To the extent a Portfolio uses cash collateral it receives to invest in repurchase agreements with respect to equity securities, it is subject to the risk of loss if the value of the equity securities declines and the counterparty defaults on its obligation to repurchase such securities. The Lending Agent shall indemnify each Portfolio in the case of default of any securities borrower, subject to the terms of the Non-Custodial Securities Lending Agreement.
Directed Brokerage Agreement - The Trust has entered into a directed brokerage arrangement with Capital Institutional Services, Inc. (“CAPIS”). Under this arrangement, certain Portfolios may direct certain trades to CAPIS in return for a recapture credit. CAPIS issues a cash rebate to the Portfolio. Amounts paid to a Portfolio, if any, are shown separately as broker commission recapture on the Portfolio’s Statement of Operations. Additionally, these amounts have been excluded from the calculation of the net ratio of expenses to average net assets presented in the Portfolio’s Financial Highlights for each share class.
3.
Investments in Derivative Instruments
Each derivative instrument described below does not necessarily apply to each Portfolio. For more information on the derivative instruments in which a particular Portfolio may enter into, please refer to the Portfolio’s prospectus.
Forward Foreign Currency Exchange Contracts - Certain Portfolios may enter into forward foreign currency exchange contracts to obtain investment exposure, enhance return or hedge or protect portfolio holdings against the risk of future movements in certain foreign currency exchange rates. When entering into these contracts, a Portfolio agrees to buy or sell a fixed quantity of foreign currency for an agreed-upon price on an agreed-upon future date. These contracts are valued daily and the Portfolio’s net equity therein, representing
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unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward foreign exchange rates at the valuation date, is included in the Portfolio’s Statement of Assets and Liabilities. When a contract is closed, the Portfolio recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Realized and unrealized gains and losses on forward foreign currency exchange contracts are included in the Portfolio’s Statement of Operations. These contracts involve market and/or credit risk in excess of the amount recognized in the Portfolio’s Statement of Assets and Liabilities. The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities of the Portfolio, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts may limit the risk of loss due to a decline in the value of the currency holdings, they also limit any potential gain that might result should the value of the currency increase. In addition, the Portfolio could be exposed to losses if the counterparties to the contracts are unable or unwilling to meet the terms of the contracts. The Portfolio may also experience losses even when such contracts are used for hedging purposes. A Portfolio’s maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened.
Futures Contracts - Certain Portfolios may buy and sell futures contracts as a hedge, to maintain investment exposure to a target asset class or to enhance return. The Portfolio may be subject to fluctuations in equity prices, interest rates, commodity prices, and foreign currency exchange rates in the normal course of pursuing its investment objective. During the period, the Portfolios’ investments in futures were used for either hedging or investment exposure purposes. Futures contracts are standardized agreements to buy or sell a security or deliver a final cash settlement price in connection with an index, interest rate, currency, or other asset. The Portfolio must deposit an amount (“initial margin”) equal to a certain percentage of the face value of the futures contract. The initial margin may be in the form of cash or securities, which is returned when the Portfolio’s obligations under the contract have been satisfied. If cash is deposited as the initial margin, it is shown as cash collateral on the Portfolio’s Statement of Assets and Liabilities. Futures contracts are marked-to-market daily and subsequent payments (“variation margin”) are made or received by the Portfolio depending on whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Portfolio’s Statement of Assets and Liabilities and as a component of net change in unrealized appreciation/depreciation on the Portfolio’s Statement of Operations. When the contract is closed or expires, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts (and related options) include the possibility that the market for these instruments may be illiquid and that a change in the value of the futures contract or option may not correlate perfectly with changes in the value of the underlying asset. The exchange’s clearinghouse, as counterparty to all futures, guarantees the futures contracts against default.
Options Contracts - An option contract purchased by a Portfolio gives the Portfolio the right, but not the obligation, to buy (call) or sell (put) an underlying instrument at a fixed exercise price during a specified period or on a specified date. Call options written by a Portfolio give the holder the right to buy the underlying instrument from the Portfolio at a fixed exercise price; put options written by a Portfolio give the holder the right to sell the underlying instrument to the Portfolio at a fixed exercise price.
Certain Portfolios may use options to hedge against changes in values of securities the Portfolio owns or expects to purchase, to maintain investment exposure to a target asset class, or to enhance return. When the Portfolio owns the underlying instrument, writing puts or buying calls tend to increase the Portfolio’s exposure to the underlying instrument and writing calls or buying puts tends to decrease the Portfolio’s exposure to the underlying instrument. Options can also be used to hedge other Portfolio investments. For options used to hedge the Portfolio’s investments, the potential risk to the Portfolio is that the change in value of options contracts may not correspond perfectly to the change in value of the hedged instruments. The Portfolio also bears the risk of an unfavorable change in the value of the underlying instrument or the risk that the Portfolio may not be able to enter into a closing transaction due to an illiquid market. A Portfolio’s maximum risk of loss from counterparty credit risk, as opposed to investment and other types of risk, in respect of purchased options is typically the premium initially paid for the option plus any unrealized gains.
The main risk associated with purchasing an option is that the option expires without being exercised. In this case, the option is worthless when it expires and the premium paid for the option is considered a realized loss. The risk associated with writing a call option on an underlying instrument that a Portfolio owns is that the Portfolio may forgo the opportunity for a profit if the market value of the underlying instrument increases and the option is exercised, requiring the Portfolio to sell the underlying instrument at a price below its market value. When a Portfolio writes a call option on a security it does not own, its exposure on such an option is theoretically unlimited. The risk in writing a put option is that a Portfolio may incur a loss if the market value of the underlying instrument decreases and the option is exercised, requiring the Portfolio to purchase the underlying instrument at a price above its market value. In addition, the Portfolio risks not being able to enter into a closing transaction for the written option as the result of an illiquid market for the option.
Purchases of put and call options are recorded as investments, the value of which are marked-to-market daily. When a Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the premium initially paid for the option. When a Portfolio exercises a put option, it will realize a gain or loss from the sale of the underlying instrument and the proceeds from such sale will be decreased by the premium originally paid for the put option. When a Portfolio exercises a call option, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid for the call option.
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The premium received by a Portfolio for a written option is recorded as an asset and an equivalent liability. The liability is subsequently marked-to-market to reflect the current value of the option written. When a written option expires without being exercised or the Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain (or loss if the cost of the closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying instrument and the liability related to such option is eliminated. When a written call option is exercised, the Portfolio realizes a gain or loss, as adjusted for the premium received, from the sale of the underlying instrument. When a written put option is exercised, the premium received by the Portfolio is offset against the amount paid for the purchase of the underlying instrument.
Swaptions are similar to options on securities except that instead of selling or purchasing the right to buy or sell a security, the writer or purchaser of the swaptions is granting or buying the right to enter into a previously agreed upon interest rate or credit default swap agreement at any time before the expiration of the option.
An option on exchange-traded futures contracts is an option contract in which the underlying instrument is a single futures contract.
Swap Agreements - Certain Portfolios may enter into swap agreements in which a Portfolio and a counterparty agree to either make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are either privately negotiated in the OTC market (“OTC swaps”) or executed in a multilateral or other trade facility platform, such as a registered swap execution facility (“centrally cleared swaps”). A Portfolio may enter into swap agreements for the purposes of managing exposure to interest rate, credit or market risk, or for other purposes. In connection with these agreements, securities or cash may be paid or received, as applicable, by the Portfolio as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Securities posted by the Portfolio as collateral for swap contracts are identified in the Portfolio’s Schedule of Investments and restricted cash, if any, is reflected on the Portfolio’s Statement of Assets and Liabilities.
Swap agreements are marked-to-market daily. The fair value of an OTC swap is reflected on a Portfolio’s Statement of Assets and Liabilities. The changes in value, if any, are reflected as a component of net change in unrealized appreciation/depreciation on a Portfolio’s Statement of Operations. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for variation margin on a Portfolio’s Statement of Assets and Liabilities and as a component of unrealized appreciation/ depreciation on the Portfolio’s Statement of Operations. A Portfolio may pay or receive an upfront payment upon entering into a swap agreement. Upon termination or maturity of the swap, upfront premiums are recorded as realized gains or losses on the Portfolio’s Statement of Operations. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Portfolio’s Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gains or losses on the Portfolio’s Statement of Operations.
Swap transactions involve, to varying degrees, elements of interest rate, credit, and market risk in excess of the amounts recognized in a Portfolio’s Statement of Assets and Liabilities. Such risks include the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform, or that there may be unfavorable changes in market conditions or interest rates. In addition, entering into swap agreements involves documentation risk resulting from the possibility that the parties to a swap agreement may disagree as to the meaning of contractual terms in the agreement. The Portfolios may enter into swap transactions with counterparties in accordance with guidelines established by the Board. These guidelines provide for a minimum credit rating for each counterparty and various credit enhancement techniques (for example, collateralization of amounts due from counterparties) to limit exposure to counterparties that have lower credit ratings. A Portfolio’s maximum risk of loss from counterparty credit risk is the discounted value of the net cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive, or the fair value of the contract. The risk may be mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral by the counterparty to cover the Portfolio’s exposure to the counterparty. Counterparty risk related to centrally cleared swaps is mitigated due to the protection against defaults provided by the clearinghouse. A party to a cleared swap is subject to the credit risk of the clearinghouse and the clearing member through which it holds its cleared position.
Centrally Cleared Swaps: Certain swaps are required to be (or are capable of being) cleared through a regulated clearinghouse. Since the Portfolios are not members of a clearinghouse and only members of a clearinghouse (“clearing members” or “clearing brokers”) can participate directly in the clearinghouse, the Portfolios hold cleared swaps through accounts at a clearing member. A Portfolio typically will be required to post margin required by the clearinghouse and/or its clearing member; the margin required by a clearinghouse and/or clearing member may be greater than the margin the Portfolio would be required to post in an uncleared derivative transaction.
Credit Default Swaps:  A Portfolio is subject to credit risk in the normal course of pursuing its investment objectives. A Portfolio may enter into credit default swaps to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and/or sovereign issuers, or to create exposure to corporate and/or sovereign issuers to which it is not otherwise exposed. Credit default swaps involve one party making a stream of payments (referred to as the buyer of protection) to another party (referred to as the seller of protection) in exchange for the right to receive a specified return if a credit event occurs for the referenced entity, obligation or index. A credit event is defined under the terms of each swap agreement and may include, but is not limited to, underlying entity default, bankruptcy, write-down, principal shortfall or interest shortfall. As the seller of protection, if an underlying credit event occurs, the Portfolio will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced
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obligation (or underlying security comprising the relevant component of the referenced index), or pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation (or underlying security comprising the relevant component of the referenced index). In return, the Portfolio would receive from the counterparty an upfront or periodic stream of payments throughout the life of the credit default swap agreement provided that no credit event has occurred. As the seller of protection, the Portfolio will effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the credit default swap.
A Portfolio may also purchase credit default swap contracts in order to hedge against the risk of default of debt securities held in its portfolio. This would involve the risk that the investment may be worthless when it expires and would only generate income in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial instability). It would also involve credit risk, whereby the seller may fail to satisfy its payment obligations to the Portfolio in the event of a default. As the buyer of protection, if an underlying credit event occurs, the Portfolio will either receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation (or underlying security comprising the relevant component of the referenced index), or receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation (or underlying security comprising the relevant component of the referenced index). If no credit event occurs and the Portfolio is a buyer of protection, the Portfolio will typically recover nothing under the credit default swap agreement, but it will have had to pay the required upfront payment or stream of continuing payments under the credit default swap agreement. Recovery values are at times established through the credit event auction process in which market participants are ensured that a transparent price has been set  for the defaulted obligation.
Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. An index credit default swap references all the names in the index, and if there is a credit event involving an entity in the index, the credit event is settled based on that entity’s weight in the index. A Portfolio may use credit default swaps on credit indices as a hedge for credit default swaps or bonds held in the Portfolio, which is less expensive than it would be to buy many individual credit default swaps to achieve similar effect. Credit default swaps on indices are benchmarks for protecting investors owning bonds against default, and may be used to speculate on changes in credit quality.
Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on a credit index or corporate or sovereign issuer, serve as some indication of the status of the payment/performance risk and the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity or index also reflects the cost of buying/selling protection and may reflect upfront payments required to be made to enter into the agreement. Wider credit spreads generally represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the particular swap agreement. When no implied credit spread is available for a credit default swap, the current unrealized appreciation/depreciation on the position may be used as an indicator of the current status of the payment/performance risk.
The maximum potential amount of future payments (undiscounted) that a Portfolio as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of June 30, 2026, for which the Portfolio is the seller of protection, are disclosed in the Portfolio’s Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Portfolio for the same referenced entity or entities.
Interest Rate Swaps:  A Portfolio may enter into interest rate swaps to manage its exposure to interest rates, to adjust its interest rate sensitivity (duration), to preserve a return or spread on a particular investment, or otherwise as a substitute for a direct investment in debt securities. A Portfolio is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because a Portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolio may enter into interest rate swap agreements. Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating rate, for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. Other forms of interest rate swap agreements may include: (1) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”; (2) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”; (3) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels; and (4) basis swaps, under which two parties can exchange variable interest rates based on different segments of money market reference rates. A Portfolio’s maximum risk of loss from counterparty credit risk, as opposed to investment and other types of risk, in respect of interest rate swaps is typically the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive.
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Total Return Swaps:  A Portfolio may enter into total return swap agreements to obtain exposure to a security or market without owning such security or investing directly in that market or to transfer the risk/return of one market (e.g., fixed income) to another market (e.g., equity) (equity risk and/or interest rate risk). Total return swaps are agreements in which one party agrees to make periodic payments to another party based on the change in market value of the assets underlying the contract, which may include a specified security, basket of securities or securities indices during the specific period, in return for periodic payments based on a fixed or floating rate or the total return from other underlying assets. When a Portfolio pays interest in exchange for the total return of an underlying asset and the value of the underlying asset decreases, the Portfolio may be required to pay the change in value to the counterparty in addition to the interest payment; conversely, when a Portfolio receives interest in exchange for the total return of an underlying asset and the value of the underlying asset decreases, the Portfolio may receive the change in value in addition to the interest payment. To the extent the total return of the instrument or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Portfolio will receive a payment from or make a payment to the counterparty. Total return swaps can also be structured without an interest payment, so that one party pays the other party if the value of the underlying asset increases and receives payment from the other party if the value of the underlying asset decreases.
4.
Certain Risks
In the normal course of business, the Portfolios invest in securities and enter into transactions where risks exist. Below is a summary of some, but not all, of those risks. Each risk described below does not necessarily apply to each Portfolio. For a description of the principal risks associated with investing in a particular Portfolio, please refer to the Portfolio’s prospectus.
Market Risk: The value of securities held by a Portfolio may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; currency, interest rate, and price fluctuations; rapid technological developments, such as artificial intelligence, or other factors including terrorism, war, natural disasters and the spread of infectious illness including epidemics or pandemics. In addition, unexpected political, regulatory, trade and diplomatic events, including trade policy changes or disputes and the threat or actual imposition of tariffs, within the United States and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree. Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities held by the Portfolio.
Foreign Investment Risk: The investments by a Portfolio in foreign securities, whether direct or indirect, involve risks not present in domestic investments. Because securities may be denominated in foreign currencies, may require settlement in foreign currencies and may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Portfolio. Foreign investments may also subject a Portfolio to foreign government exchange restrictions, expropriation, taxation, unexpected market closures or other political, social or economic developments, such as the imposition of economic sanctions against one or more countries, organizations, entities and/or individuals, all of which could affect the market and/or credit risk of the investments. In addition to the risks described above, risks may arise from forward foreign currency contracts with respect to the potential inability of counterparties to meet the terms of their contracts. Civil unrest, geopolitical tensions, armed conflicts, wars, and acts of terrorism are other potential risks that could adversely affect an investment in a foreign security or in foreign markets or issuers generally.
Natural Resource Risk:  The VanEck Global Natural Resources Portfolio may concentrate its investments in companies which are significantly engaged in the exploration, development, production and distribution of gold and other natural resources such as strategic and other metals, minerals, forest products, oil, natural gas and coal and by investing in gold bullion and coins. Since the VanEck Global Natural Resources Portfolio may concentrate its investments, it may be subject to greater risks and market fluctuations than other more diversified portfolios. The production and marketing of gold and other natural resources may be affected by actions and changes in governments. In addition, gold and natural resources may be cyclical in nature.
China Investment Risk:  Investments in China are subject to all of the risks described under “Foreign Investment Risk” above. In addition, under China’s political and economic system, the central government has historically exercised substantial control over virtually every sector of the Chinese economy through administrative regulation and/or state ownership. The Chinese government may intervene or seek to control the operations, structure, or ownership of Chinese companies, including with respect to foreign investors of such companies. In addition, expropriation, including nationalization, confiscatory taxation, political, economic or social instability or other developments could adversely affect and significantly diminish the values of the Chinese companies in which a Portfolio invests. Furthermore, U.S. or foreign government sanctions, restrictions on investments in Chinese companies or other intervention could negatively affect the implementation of the Portfolio’s investment strategies, such as by precluding the Portfolio from making certain investments in Chinese issuers or causing the Portfolio to sell investments at disadvantageous times. For example, pursuant to Executive Order 14032 (issued on June 3, 2021), U.S. persons are prohibited from purchasing or investing in publicly-traded securities of companies designated to the “Non-SDN Chinese Military-Industrial Complex Companies List,” a list which can change from time to time (“Chinese Military Companies Sanctions”). The Chinese Military Companies Sanctions or other similar actions targeting investment in China could impair the market value of the Portfolio’s investments and limit the Portfolio’s ability to buy, sell, receive or deliver certain securities. As a result, the Portfolio may incur losses.
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Legislation passed in the U.S. could cause securities of a foreign issuer, including ADRs, to be delisted from U.S. stock exchanges if the issuer does not allow the U.S. government to inspect or investigate the auditing of its financial information. Although the requirements of this legislation apply to securities of all foreign issuers, the U.S. government has thus far limited its enforcement efforts to securities of Chinese companies. If securities are delisted, a Portfolio’s ability to transact in such securities will be impaired, and the liquidity and market price of the securities may decline. A Portfolio may also need to seek other markets in which to transact in such securities, which could increase the Portfolio’s costs.
Credit and Counterparty Risk:  A Portfolio may be exposed to counterparty risk, or the risk that an entity with which the Portfolio has unsettled, or open transactions may default. The potential loss could exceed the value of the financial assets and liabilities recorded in a Portfolio’s financial statements. Financial assets that potentially expose the Portfolio to credit and counterparty risk consist principally of cash due from counterparties and investments. A Portfolio manages counterparty risk by entering into agreements only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. The Adviser or a Portfolio’s subadviser, as applicable, may attempt to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment, and (iii) requiring collateral from the counterparty for certain transactions. In order to preserve certain safeguards for non-standard settlement trades, a Portfolio restricts its exposure to credit and counterparty losses by entering into master netting agreements (“Master Agreements”) with counterparties (approved brokers) with whom it undertakes a significant volume of transactions. Master Agreements govern the terms of certain transactions and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Collateral requirements may differ by type of derivative or investment, as applicable. Collateral or margin requirements are set  by the broker or exchange clearinghouse for exchange-traded derivatives (e.g., futures contracts and exchange-traded options), while collateral terms are contract specific for OTC traded derivatives (e.g., forward foreign currency exchange contracts, swap agreements and OTC options).
For derivatives traded under an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar master agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives a Portfolio the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the Portfolio’s credit risk to such counterparty equal to any amounts payable by the Portfolio under the applicable transactions, if any. However, absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported amounts of assets and liabilities in the Portfolio’s Statement of Assets and Liabilities across transactions between the Portfolio and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction. Cash collateral that has been pledged to cover obligations of a Portfolio under derivative contracts, if any, will be reported separately in the Portfolio’s Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Portfolio’s Schedule of Investments.
Repurchase and reverse repurchase agreements are primarily executed under GMRAs or MRAs, which provide the right to set-off. Each repurchase and reverse repurchase agreement is initially collateralized at the transaction level. In the event of default, the total market value exposure will be offset against collateral exchanged to date, which would result in a net receivable/(payable) that would be due from/to the counterparty.
Master Securities Forward Transaction Agreements (“MSFTA”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as TBA securities and delayed-delivery or secured borrowings transactions by and between a Portfolio and select counterparties. The MSFTA maintains provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.
Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures, and cleared OTC derivatives. Cleared derivative transactions require posting of initial margin as determined by each relevant clearinghouse. A Portfolio’s clearing broker may also require additional initial margin. Clearinghouse-related initial margin is held by the clearinghouse and additional initial margin is held by the Portfolio’s clearing broker. In a cleared derivative transaction, the Portfolio’s counterparty is a clearinghouse rather than a bank or broker. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of or default by the clearinghouse. While offset rights may exist under applicable law, the Portfolio does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including bankruptcy or insolvency). Additionally, credit risk exists in cleared derivative transactions with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate, by account class, customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro-rata basis across all the clearing
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broker’s customers, for the relevant account class, potentially resulting in losses to the Portfolio. Variation margin, which accounts for changes in market value, is exchanged daily, but may not be netted between futures and cleared OTC derivatives.
Additional risks associated with each type of investment are described above within the respective security type notes. Each Portfolio’s prospectus includes a discussion of the principal risks of investing in the Portfolio.
5.
Investment Management Fees and Other Transactions with Affiliates
Investment Management Agreement - Brighthouse Investment Advisers is the investment adviser to the Portfolios. The Trust has entered into an investment management agreement with Brighthouse Investment Advisers with respect to each of the Portfolios. For providing investment management services to the Portfolios, Brighthouse Investment Advisers receives monthly compensation at the following annual rates:
Portfolio	Fees earned for the the six months ended June 30, 2026	% per Annum	Average Daily Net Assets
Baillie Gifford International Stock Portfolio	$5,320,471	0.860%	Of the first $500 million
		0.800%	Of the next $500 million
		0.750%	On amounts in excess of $1 billion
BlackRock Bond Income Portfolio	4,481,679	0.400%	Of the first $1 billion
		0.350%	Of the next $1 billion
		0.300%	Of the next $1 billion
		0.250%	On amounts in excess of $3 billion
BlackRock Capital Appreciation Portfolio	6,251,125	0.730%	Of the first $1 billion
		0.650%	On amounts in excess of $1 billion
BlackRock Ultra-Short Term Bond Portfolio	1,275,638	0.350%	Of the first $1 billion
		0.300%	On amounts in excess of $1 billion
Brighthouse Asset Allocation 20 Portfolio	146,642	0.100%	Of the first $500 million
		0.075%	Of the next $500 million
		0.050%	On amounts in excess of $1 billion
Brighthouse Asset Allocation 40 Portfolio	936,242	0.100%	Of the first $500 million
		0.075%	Of the next $500 million
		0.050%	On amounts in excess of $1 billion
Brighthouse Asset Allocation 60 Portfolio	2,317,126	0.100%	Of the first $500 million
		0.075%	Of the next $500 million
		0.050%	On amounts in excess of $1 billion
Brighthouse Asset Allocation 80 Portfolio	2,191,084	0.100%	Of the first $500 million
		0.075%	Of the next $500 million
		0.050%	On amounts in excess of $1 billion
Brighthouse/Dimensional International Small Company Portfolio	1,885,415	0.850%	Of the first $100 million
		0.800%	On amounts in excess of $100 million
Brighthouse/Wellington Balanced Portfolio	2,780,572	0.500%	Of the first $500 million
		0.450%	Of the next $500 million
		0.400%	On amounts in excess of $1 billion
Brighthouse/Wellington Core Equity Opportunities Portfolio	9,792,714	0.750%	Of the first $1 billion
		0.700%	On the next $2 billion
		0.650%	On amounts in excess of $3 billion
Frontier Mid Cap Growth Portfolio	3,673,655	0.750%	Of the first $500 million
		0.700%	Of the next $500 million
		0.650%	On amounts in excess of $1 billion
Invesco Value Opportunities Portfolio (formerly, Brighthouse/Artisan Mid Cap Value Portfolio)	2,546,783	0.820%	Of the first $1 billion
		0.780%	On amounts in excess of $1 billion
Jennison Growth Portfolio	8,248,130	0.700%	Of the first $200 million
		0.650%	Of the next $300 million
		0.600%	Of the next $1.5 billion
		0.550%	On amounts in excess of $2 billion
Loomis Sayles Small Cap Core Portfolio	1,666,686	0.900%	Of the first $500 million
		0.850%	On amounts in excess of $500 million
Loomis Sayles Small Cap Growth Portfolio	1,497,570	0.900%	Of the first $500 million
		0.850%	On amounts in excess of $500 million
MetLife Aggregate Bond Index Portfolio	4,091,367	0.250%	All Assets
MetLife Mid Cap Stock Index Portfolio	1,478,445	0.250%	All Assets
MetLife MSCI EAFE Index Portfolio	2,220,688	0.300%	All Assets
MetLife Russell 2000 Index Portfolio	1,277,466	0.250%	All Assets
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Portfolio	Fees earned for the the six months ended June 30, 2026	% per Annum	Average Daily Net Assets
MetLife Stock Index Portfolio	$11,555,045	0.250%	All Assets
MFS® Total Return Portfolio	1,640,122	0.600%	Of the first $250 million
		0.550%	Of the next $500 million
		0.500%	On amounts in excess of $750 million
MFS® Value Portfolio	7,996,838	0.700%	Of the first $250 million
		0.650%	Of the next $500 million
		0.600%	On amounts in excess of $750 million
Neuberger Berman Genesis Portfolio	3,244,091	0.850%	Of the first $500 million
		0.800%	Of the next $500 million
		0.750%	On amounts in excess of $1 billion
T. Rowe Price Large Cap Growth Portfolio	6,426,056	0.650%	Of the first $50 million
		0.600%	On amounts in excess of $50 million
T. Rowe Price Small Cap Growth Portfolio	2,602,024	0.550%	Of the first $100 million
		0.500%	Of the next $300 million
		0.450%	On amounts in excess of $400 million
VanEck Global Natural Resources Portfolio	2,910,183	0.800%	Of the first $250 million
		0.775%	Of the next $750 million
		0.750%	On amounts in excess of $1 billion
Western Asset Management Strategic Bond Opportunities Portfolio	5,156,339	0.650%	Of the first $500 million
		0.550%	On amounts in excess of $500 million
Western Asset Management U.S. Government Portfolio	2,955,654	0.550%	Of the first $500 million
		0.450%	On amounts in excess of $500 million
Brighthouse Investment Advisers has entered into investment subadvisory agreements with respect to managing certain of the Portfolios. The subadvisers are compensated by Brighthouse Investment Advisers to provide subadvisory services for the applicable Portfolios. See  Note 1 for a list of each Portfolio’s respective subadviser.
For providing subadvisory services to the MetLife Aggregate Bond Index, MetLife Mid Cap Stock Index, MetLife MSCI EAFE Index, MetLife Russell 2000 Index, and MetLife Stock Index Portfolios, the Adviser has agreed to pay MetLife Investment Management, LLC an investment subadvisory fee for each class of the Portfolios based upon annual rates applied to the respective Portfolios’ average daily net assets as follows:
Portfolio	Fees earned for the six months ended June 30, 2026	% per Annum	Average Daily Net Assets
MetLife Aggregate Bond Index Portfolio	$312,422	0.040%	On the first $500 million
		0.030%	Of the next $500 million
		0.015%	Of the next $1 billion
		0.010%	On amounts in excess of $2 billion
MetLife Mid Cap Stock Index Portfolio	133,521	0.030%	On the first $500 million
		0.020%	Of the next $500 million
		0.010%	On amounts in excess of $1 billion
MetLife MSCI EAFE Index Portfolio	272,018	0.050%	On the first $500 million
		0.040%	Of the next $500 million
		0.020%	On amounts in excess of $1 billion
MetLife Russell 2000 Index Portfolio	175,262	0.040%	On the first $500 million
		0.030%	Of the next $500 million
		0.015%	On amounts in excess of $1 billion
MetLife Stock Index Portfolio	317,882	0.020%	On the first $500 million
		0.015%	Of the next $500 million
		0.010%	Of the next $1 billion
		0.005%	On amounts in excess of $2 billion
Management Fee Waiver - Pursuant to management fee waiver agreements, the Adviser has agreed, for the period May 1, 2026 to April 30, 2027, to reduce its advisory fees set  out above under “Investment Management Agreement” for each class of certain Portfolios as follows in the table below. Except as footnoted, identical contractual fee waivers were in effect during the period prior to May 1, 2026.
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Amounts waived for the six months ended June 30, 2026 are included in the table below and in the amount shown as a management fee waiver in the Portfolios’ Statement of Operations.
Portfolio	Fees waived for the six months ended June 30, 2026	% per Annum Reduction	Average Daily Net Assets
Baillie Gifford International Stock Portfolio	$739,286	0.080%	$156.25 million to $400 million
		0.180%	$400 million to $500 million
		0.120%	$500 million to $900 million
		0.150%	On amounts in excess of $900 million
BlackRock Bond Income Portfolio	209,198	0.030%	Of the first $1 billion
		0.025%	Of the next $1 billion
		(0.025)%	Of the next $1 billion
		(0.075)%	Of the next $400 million
BlackRock Capital Appreciation Portfolio	1,468,360	0.115%	Of the first $350 million
		0.165%	Of the next $350 million
		0.225%	Of the next $300 million
		0.160%	On amounts in excess of $1 billion
BlackRock Ultra-Short Term Bond Portfolio	91,117	0.025%	Of the first $1 billion
Brighthouse/Dimensional International Small Company Portfolio	373,661	0.200%	Of the first $100 million
		0.150%	On amounts in excess of $100 million
Brighthouse/Wellington Balanced Portfolio	0	0.020%	Of the first $500 million
		(0.030)%	Of the next $250 million
		(0.010)%	Of the next $250 million
Brighthouse/Wellington Core Equity Opportunities Portfolio	1,698,232	0.120%	Of the first $500 million
		0.145%	Of the next $500 million
		0.120%	Of the next $2 billion
		0.080%	Of the next $1.5 billion
		0.105%	On amounts in excess of $4.5 billion
Frontier Mid Cap Growth Portfolio	366,961	0.125%	Of the first $500 million
		0.025%	$500 million to $1 billion
		(0.025)%	$1 billion to $1.15 billion
Invesco Value Opportunities Portfolio (formerly, Brighthouse/Artisan Mid Cap Value Portfolio) (a)	292,400	0.090%	Of the first $350 million
		0.110%	Of the next $150 million
		0.090%	Of the next $500 million
		0.070%	On amounts in excess of $1 billion
Jennison Growth Portfolio	1,102,353	0.100%	Of the first $200 million
		0.050%	Of the next $800 million
		0.100%	Of the next $1 billion
		0.080%	On amounts in excess of $2 billion
Loomis Sayles Small Cap Core Portfolio	156,674	0.130%	Of the first $25 million
		0.080%	Of the next $75 million
		0.050%	Of the next $100 million
		0.100%	Of the next $300 million
		0.050%	On amounts in excess of $500 million
Loomis Sayles Small Cap Growth Portfolio	156,479	0.080%	Of the first $100 million
		0.100%	Of the next $400 million
		0.050%	On amounts in excess of $500 million
MetLife Aggregate Bond Index Portfolio	190,940	0.005%	$500 million to $1 billion
		0.010%	$1 billion to $2 billion
		0.020%	On amounts in excess of $2 billion
MetLife Mid Cap Stock Index Portfolio	21,946	0.005%	$500 million to $1 billion
		0.010%	$1 billion to $2 billion
		0.015%	On amounts in excess of $2 billion
MetLife MSCI EAFE Index Portfolio	36,831	0.005%	$500 million to $1 billion
		0.010%	$1 billion to $2 billion
		0.015%	On amounts in excess of $2 billion
MetLife Russell 2000 Index Portfolio	14,095	0.005%	$500 million to $1 billion
		0.010%	$1 billion to $2 billion
		0.015%	On amounts in excess of $2 billion
MetLife Stock Index Portfolio	606,522	0.005%	$500 million to $1 billion
		0.010%	$1 billion to $2 billion
		0.015%	On amounts in excess of $2 billion
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Portfolio	Fees waived for the six months ended June 30, 2026	% per Annum Reduction	Average Daily Net Assets
MFS® Total Return Portfolio	$61,645	0.070%	$200 million to $250 million
		0.020%	$250 million to $500 million
		0.050%	$500 million to $1 billion
		0.075%	$1 billion to $1.25 billion
		0.025%	$1.25 billion to $1.5 billion
		(0.025)%	$1.5 billion to $3.84 billion
MFS® Value Portfolio	795,592	0.100%	Of the first $100 million
		0.050%	Of the next $100 million
		0.075%	Of the next $50 million
		0.025%	Of the next $250 million
		0.050%	Of the next $250 million
		0.025%	$1 billion to $1.5 billion
		0.100%	Of the next $1.5 billion
		0.125%	On amounts in excess of $3 billion
Neuberger Berman Genesis Portfolio	256,994	0.075%	Of the first $500 million
		0.050%	On amounts in excess of $500 million
T. Rowe Price Large Cap Growth Portfolio (b)	649,756	0.090%	Of the first $50 million
		0.060%	Of the next $50 million
		0.070%	Of the next $900 million
		0.045%	Of the next $500 million
		0.060%	Of the next $1.5 billion
		0.075%	On amounts in excess of $3 billion
VanEck Global Natural Resources Portfolio	216,645	0.050%	Of the first $500 million
		0.075%	On amounts in excess of $500 million
Western Asset Management Strategic Bond Opportunities Portfolio	396,629	0.055%	Of the first $500 million
		0.025%	Of the next $500 million
		0.050%	Of the next $1 billion
		0.075%	On amounts in excess of $2 billion
Western Asset Management U.S. Government Portfolio	99,843	0.030%	Of the first $100 million
		0.050%	$200 million to $500 million
		0.010%	$1 billion to $2 billion
		0.030%	On amounts in excess of $2 billion

(a)
Prior to June 1, 2026, the Adviser had agreed, for the period May 1, 2025 to May 31, 2026, to reduce its advisory fees for each class of the Invesco Value Opportunities Portfolio (formerly,
Brighthouse/Artisan Mid Cap Value Portfolio) at the annual rate of 0.090% of the first $500 million, 0.110% of the next $500 million and 0.130% on amounts in excess of $1 billion.

(b)	Fee waiver schedule applies provided the Portfolio's average daily net assets exceed $2 billion. If average daily net assets fall below $2 billion, a different fee schedule will apply.
Additionally, for the Western Asset Management U.S. Government Portfolio (the “Western U.S. Government Portfolio”), for the period May 1, 2026 to April 30, 2027, Brighthouse Investment Advisers has contractually agreed to waive a portion of its management fee in an amount equal to the difference, if any, between (a) the subadvisory fee payable by the Adviser to the Subadviser calculated based solely on the assets of the Western U.S. Government Portfolio and (b) the subadvisory fee payable by the Adviser to the Subadviser calculated using the fee rate that would apply to the combined net assets of the Western U.S. Government Portfolio and those of Western Asset Management Government Income Portfolio, a series of Brighthouse Funds Trust I also advised by the Subadviser. An identical agreement was in place during the period prior to May 1, 2026. $44,091 was waived for the six months ended June 30, 2026 and is included in the amount shown as a management fee waiver in the Western U.S. Government Portfolio’s Statement of Operations.
Certain subadvisers have voluntarily agreed to waive a portion of their subadvisory fees payable by the Adviser to the subadviser for managing the Portfolios. The Adviser has agreed to reduce its advisory fees to reflect a portion of the amount waived by the subadvisers for managing the Portfolios pursuant to these voluntary subadvisory fee waivers. Fees waived in the aggregate for the six months ended June 30, 2026 are disclosed in the table below and are included in the total amount shown as a management fee waiver in the applicable Portfolio’s Statement of Operations.
Portfolio	Fees voluntarily waived for the six months ended June 30, 2026
Brighthouse/Wellington Balanced Portfolio	$163,147
Brighthouse/Wellington Core Equity Opportunities Portfolio	399,171
Invesco Value Opportunities Portfolio (formerly, Brighthouse/Artisan Mid Cap Value Portfolio)	4,616
T. Rowe Price Large Cap Growth Portfolio	242,846
T. Rowe Price Small Cap Growth Portfolio	117,572
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During the six months ended June 30, 2026 Massachusetts Financial Services Company, ("MFS") the subadviser to the Portfolios, voluntarily reimbursed the MFS Total Return and MFS Value Portfolios for certain trading costs. These reimbursements amounted to $5,458 and $6,659 respectively and are reflected in the amount shown as Other income in each Portfolio’s Statement of Operations and had no impact on the total return of each Portfolio.
During the six months ended June 30, 2026, T.  Rowe Price Associates, Inc. voluntarily reimbursed the T.  Rowe Price Large Cap Growth Portfolio for under performance that occurred as a result of an operational error in the amount of $2,035,458. The error did not result in a breach of regulatory or investment guidelines for the Portfolio. The reimbursement is reflected as net increase from payments by affiliates in the Portfolio’s Statement of Operations. Excluding the impact of this reimbursement, the total return for the six months ended June 30, 2026 would have been 2.98%, 2.82%, and 2.93% for Class A, Class B and Class E, respectively.
Expense Limitation Agreement - Pursuant to an expense agreement relating to each class of the Brighthouse Asset Allocation 20 Portfolio, Brighthouse Investment Advisers has contractually agreed, from May 1, 2026 to April 30, 2027, to waive a portion of its advisory fees or pay a portion of the other operating expenses (not including acquired fund fees and expenses, brokerage costs, interest, taxes, or extraordinary expenses) to the extent total operating expenses exceed stated annual expense limits (based on the Asset Allocation Portfolio’s then-current fiscal year). For the Brighthouse Asset Allocation 20 Portfolio, this subsidy, and identical subsidies in effect in earlier periods, are subject to the obligation of each class of the Portfolio to repay Brighthouse Investment Advisers in future years, if any, when a class’ expenses fall below the stated expense limit pertaining to that class that was in effect at the time of the subsidy in question. Such deferred expenses may be charged to a class in a subsequent year to the extent that the charge does not cause the total expenses in such subsequent year to exceed the class’ stated expense limit that was in effect at the time of the subsidy in question; provided, however, that no class of the Brighthouse Asset Allocation 20 Portfolio is obligated to repay any expense paid by Brighthouse Investment Advisers more than five years after the end of the fiscal year in which such expense was incurred. The expense limits (annual rates as a percentage of each class of the Portfolio’s net average daily net assets) in effect from May 1, 2026 to April 30, 2027 are 0.10% and 0.35% for Class A and B, respectively.
As of June 30, 2026, the amount of expenses deferred in 2021 subject to repayment until December 31, 2026 was $172,017. The amount of expenses deferred in 2022 subject to repayment until December 31, 2027 was $151,581. The amount of expenses deferred in 2023 subject to repayment until December 31, 2028 was $196,436. The amount of expenses deferred in 2024 subject to repayment until December 31, 2029 was $210,059. The amount of expenses deferred in 2025 subject to repayment until December 31, 2030 was $201,546. The amount of expenses deferred in 2026 subject to repayment until December 31, 2031 was $107,646.
Certain officers and trustees of the Trust may also be officers of the Adviser; however, such officers and trustees receive no compensation from the Trust.
Transfer Agency Agreement - Brighthouse Life Insurance Company serves as the transfer agent for the Trust. Brighthouse Life Insurance Company receives no fees for its services to the Trust.
Distribution and Service Fees – The Trust has a distribution agreement with Brighthouse Securities, LLC (the “Distributor”) pursuant to which the Distributor serves as the general distributor of shares of each class (each a “Class”) of each Portfolio. The Distributor is an affiliate of the Trust. The Trust has adopted a Distribution and Services Plan (the “D&S Plan”) relating to Class B, Class D, Class E, Class F and Class G shares of each Portfolio, under Rule 12b-1 under the 1940 Act, pursuant to which the Trust may pay the Distributor a fee (the “Service Fee”) at an annual rate not to exceed 0.25% of each such Portfolio’s average daily net assets attributable to the Class B, Class D, Class E, Class F and Class G shares of the Trust. Each Portfolio may not offer shares of each Class. The D&S Plan also authorizes the Trust, on behalf of each of its Portfolios, to pay to the Distributor a distribution fee (the “Distribution Fee” and together with the Service Fee, the “Fees”) at an annual rate of up to 0.25% of each Portfolio’s average daily net assets attributable to the Class B, Class D, Class E, Class F, and Class G shares in consideration of the services rendered in connection with the sale of such shares by the Distributor. Under the Distribution Agreement with respect to the Trust, Fees are currently paid at an annual rate of 0.25% of average daily net assets in the case of Class B shares, 0.10% of average daily net assets in the case of Class D shares, 0.15% of average daily net assets in the case of Class E shares, 0.20% of average daily net assets in the case of Class F shares and 0.30% of average daily net assets in the case of Class G shares. The D&S Plan is known as a “compensation plan” because the Trust makes payments to the Distributor for services rendered regardless of the actual level of expenditures by the Distributor. Amounts incurred by each Portfolio for the six months ended June 30, 2026 are shown as Distribution and service fees in the Portfolio’s Statement of Operations.
Deferred Trustee Compensation - Each Trustee who is not currently an employee of the Adviser or any of its affiliates receives compensation from the Trust for his or her service to the Trust. A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Trust until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts on the normal payment dates in certain Portfolios of the Trust or Brighthouse Funds Trust I, an affiliate of the Trust, as designated by the participating Trustee. Changes in the value of participants’ deferral accounts are reflected as a component of Trustees’ fees and expenses in each Portfolio’s Statement of Operations. The portion of the accrued obligations allocated to each Portfolio under the Plan is reflected as Deferred trustees’ fees in each Portfolio’s Statement of Assets and Liabilities.
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Affiliated Broker – During the six months ended June 30, 2026 the following Portfolios paid brokerage commissions to affiliated brokers/dealers:
Portfolio	Affiliate	Commision
Invesco Value Opportunities Portfolio (formerly, Brighthouse/Artisan Mid Cap Value Portfolio)	Invesco Capital Markets, Inc.	$593
6.
Contractual Obligations
Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Trust. Additionally, the Trust has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.
7.
 Commitments and Contingent Liabilities
A Portfolio may enter into commitments, or agreements, to acquire an investment at a future date (subject to certain conditions) in connection with a potential public or non-public offering. Such agreements are subject to certain rights of the issuer’s and ultimately, issuer approval, and may obligate the Portfolio to make future cash payments. At June 30, 2026, the BlackRock Bond Income Portfolio had outstanding commitments of $2,451,304 and $81,459 to purchase corporate bonds issued by Big Sky Funding LLC and New Generation Gas Gathering LLC, respectively. Unrealized appreciation (depreciation) on any commitments outstanding at June 30, 2026, is separately presented in the Statement of Assets and Liabilities as Unrealized appreciation (depreciation) on unfunded commitments, if applicable. Outstanding commitments would be considered Level 3 in the fair value hierarchy at June 30, 2026.
8.
Operating Segments
The Trust has adopted Financial Accounting Standards Board ("FASB") issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280)—Improvements to Reportable Segment Disclosures (“ASU 2023-07”). The Trust’s President and Chief Executive Officer acts as the Portfolios’ chief operating decision maker ("CODM"). Each Portfolio operates as a single reportable segment, which reflects how the CODM monitors and manages the operating results of each Portfolio. The CODM manages the allocation of resources in accordance with each Portfolio’s objective and the terms of its prospectus and evaluates the total return of the Portfolio versus its comparative benchmark(s). The Adviser or Subadviser implements the investment objective and program by selecting securities and determining asset allocation ranges. The financial information used by the CODM to assess the segment’s performance and to allocate resources, including total return, expense ratios,changes in net assets from operations and portfolio composition is consistent with that presented within each Portfolio’s financial statements and financial highlights.
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9.
Income Tax Information
The cost basis of investments for federal income tax purposes at June 30, 2026 was as follows:
Portfolio	Cost Basis of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Baillie Gifford International Stock Portfolio	$984,972,937	$415,230,115	$(86,072,546)	$329,157,569
BlackRock Bond Income Portfolio	2,846,765,117	27,410,379	(148,807,742)	(121,397,363)
BlackRock Capital Appreciation Portfolio	1,203,207,204	816,402,888	(22,066,871)	794,336,017
BlackRock Ultra-Short Term Bond Portfolio	699,145,703	38,694	(167,769)	(129,075)
Brighthouse Asset Allocation 20 Portfolio	325,229,419	3,432,542	(38,975,814)	(35,543,272)
Brighthouse Asset Allocation 40 Portfolio	3,159,440,475	104,160,903	(301,908,006)	(197,747,103)
Brighthouse Asset Allocation 60 Portfolio	274,905,845	8,760,110,774	(508,706,328)	8,251,404,446
Brighthouse Asset Allocation 80 Portfolio	358,167,790	8,030,362,512	(279,898,952)	7,750,463,560
Brighthouse/Dimensional International Small Company Portfolio	387,917,187	164,693,344	(78,952,781)	85,740,563
Brighthouse/Wellington Balanced Portfolio	1,271,017,637	170,512,075	(79,757,390)	90,754,685
Brighthouse/Wellington Core Equity Opportunities Portfolio	2,193,911,077	674,290,706	(102,463,055)	571,827,651
Frontier Mid Cap Growth Portfolio	1,028,329,416	200,446,630	(67,932,809)	132,513,821
Invesco Value Opportunities Portfolio (formerly, Brighthouse/Artisan Mid Cap Value Portfolio)	626,213,465	54,944,715	(23,271,997)	31,672,718
Jennison Growth Portfolio	1,497,142,630	1,444,178,480	(55,710,364)	1,388,468,116
Loomis Sayles Small Cap Core Portfolio	267,843,884	155,341,454	(8,756,405)	146,585,049
Loomis Sayles Small Cap Growth Portfolio	223,786,533	141,949,833	(7,545,157)	134,404,676
MetLife Aggregate Bond Index Portfolio	3,797,149,771	14,681,910	(169,560,438)	(154,878,528)
MetLife Mid Cap Stock Index Portfolio	989,626,589	412,581,294	(70,652,939)	341,928,355
MetLife MSCI EAFE Index Portfolio	1,039,952,886	578,230,628	(54,744,282)	523,486,346
MetLife Russell 2000 Index Portfolio	938,433,687	379,157,156	(77,038,166)	302,118,990
MetLife Stock Index Portfolio	3,763,115,558	6,599,405,735	(212,455,789)	6,386,949,946
MFS® Total Return Portfolio	530,668,252	82,349,519	(35,442,927)	46,906,592
MFS® Value Portfolio	1,843,140,190	832,132,374	(59,536,127)	772,596,247
Neuberger Berman Genesis Portfolio	626,011,902	187,574,873	(29,430,642)	158,144,231
T. Rowe Price Large Cap Growth Portfolio	1,417,775,224	894,614,953	(54,868,547)	839,746,406
T. Rowe Price Small Cap Growth Portfolio	1,032,743,127	257,741,990	(43,378,200)	214,363,790
VanEck Global Natural Resources Portfolio	715,290,933	63,118,947	(40,082,055)	23,036,892
Western Asset Management Strategic Bond Opportunities Portfolio	2,031,087,094	55,458,126	(72,521,483)	(17,063,357)
Western Asset Management U.S. Government Portfolio	1,285,891,484	5,446,844	(55,321,064)	(49,874,220)
The tax character of distributions paid for the years ended December 31, 2025, and December 31, 2024 for each Portfolio, as applicable, were as follows:
	Year Ended December 31, 2025			Year Ended December 31, 2024
Portfolio	Ordinary Income	Long-Term Capital Gain	Return of Capital	Ordinary Income	Long-Term Capital Gain	Return of Capital
Baillie Gifford International Stock Portfolio	$8,776,696	$55,570,088	$—	$11,678,996	$92,485,066	$—
BlackRock Bond Income Portfolio	137,901,174	—	—	114,091,303	—	—
BlackRock Capital Appreciation Portfolio	5,900,352	234,051,890	—	25,616,623	80,768,052	—
BlackRock Ultra-Short Term Bond Portfolio	38,398,155	—	—	44,882,459	—	—
Brighthouse Asset Allocation 20 Portfolio	10,083,743	—	—	9,969,043	—	—
Brighthouse Asset Allocation 40 Portfolio	85,581,351	36,834,271	—	83,161,264	5,700,291	—
Brighthouse Asset Allocation 60 Portfolio	194,144,843	229,892,200	—	174,877,611	156,795,463	—
Brighthouse Asset Allocation 80 Portfolio	136,837,059	286,039,934	—	116,744,455	167,891,449	—
Brighthouse/Dimensional International Small Company Portfolio	16,722,827	24,720,435	—	15,628,211	8,192,987	—
Brighthouse/Wellington Balanced Portfolio	41,604,710	116,193,268	—	22,599,586	37,508,661	—
Brighthouse/Wellington Core Equity Opportunities Portfolio	41,802,832	354,607,706	—	42,791,151	107,942,995	—
Frontier Mid Cap Growth Portfolio	—	52,339,955	—	2,291,733	—	—
Invesco Value Opportunities Portfolio (formerly, Brighthouse/Artisan Mid Cap Value Portfolio)	10,060,804	122,040,724	—	8,773,853	68,089,626	—
Jennison Growth Portfolio	—	512,556,380	—	—	331,919,887	—
Loomis Sayles Small Cap Core Portfolio	506,491	42,492,112	—	359,393	25,997,043	—
Loomis Sayles Small Cap Growth Portfolio	—	37,804,147	—	—	3,302,812	—
MetLife Aggregate Bond Index Portfolio	70,588,961	—	—	56,509,638	—	—
MetLife Mid Cap Stock Index Portfolio	34,289,675	66,934,097	—	18,157,196	48,486,055	—
BHFTII-458

Brighthouse Funds Trust II
Notes to Financial Statements — June 30, 2026— (Continued)
	Year Ended December 31, 2025			Year Ended December 31, 2024
Portfolio	Ordinary Income	Long-Term Capital Gain	Return of Capital	Ordinary Income	Long-Term Capital Gain	Return of Capital
MetLife MSCI EAFE Index Portfolio	$26,545,174	$10,430,147	$—	$29,150,225	$8,877,630	$—
MetLife Russell 2000 Index Portfolio	11,125,245	50,853,879	—	11,820,018	29,380,979	—
MetLife Stock Index Portfolio	111,539,618	759,655,192	—	98,736,991	480,679,790	—
MFS® Total Return Portfolio	16,044,201	39,967,120	—	15,087,099	29,348,126	—
MFS® Value Portfolio	45,431,556	297,076,862	—	49,396,123	252,521,382	—
Neuberger Berman Genesis Portfolio	1,074,333	107,169,209	—	852,138	88,376,066	—
T. Rowe Price Large Cap Growth Portfolio	—	314,828,015	—	—	128,882,716	—
T. Rowe Price Small Cap Growth Portfolio	42,819,068	196,239,509	—	444,864	63,171,806	—
VanEck Global Natural Resources Portfolio	24,671,070	13,199,536	—	21,227,812	30,184,927	—
Western Asset Management Strategic Bond Opportunities Portfolio	143,043,189	—	—	158,648,637	—	—
Western Asset Management U.S. Government Portfolio	50,845,555	—	—	41,999,827	—	—
As of December 31, 2025, the components of distributable earnings (accumulated losses) on a federal income tax basis for each Portfolio were as follows:
Portfolio	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Net Unrealized Appreciation (Depreciation)	Accumulated Capital Losses
Baillie Gifford International Stock Portfolio	$8,164,559	$108,055,468	$324,562,081	$—
BlackRock Bond Income Portfolio	116,060,239	—	(101,452,626)	(475,600,369)
BlackRock Capital Appreciation Portfolio	—	374,196,195	684,712,549	—
BlackRock Ultra-Short Term Bond Portfolio	30,027,615	—	277,179	(307)
Brighthouse Asset Allocation 20 Portfolio	12,507,537	—	(27,469,547)	(3,719,135)
Brighthouse Asset Allocation 40 Portfolio	110,190,625	84,764,478	(99,905,305)	—
Brighthouse Asset Allocation 60 Portfolio	242,296,253	469,206,834	119,808,668	—
Brighthouse Asset Allocation 80 Portfolio	163,885,347	675,831,941	453,641,563	—
Brighthouse/Dimensional International Small Company Portfolio	18,551,840	25,722,277	94,413,043	—
Brighthouse/Wellington Balanced Portfolio	41,501,551	76,137,921	102,009,893	—
Brighthouse/Wellington Core Equity Opportunities Portfolio	44,253,593	288,405,939	633,127,197	—
Frontier Mid Cap Growth Portfolio	31,360,673	112,814,313	113,239,655	—
Invesco Value Opportunities Portfolio (formerly, Brighthouse/Artisan Mid Cap Value Portfolio)	8,068,342	6,356,387	130,293,647	—
Jennison Growth Portfolio	—	467,712,649	1,351,594,919	—
Loomis Sayles Small Cap Core Portfolio	2,375,181	25,171,844	94,062,822	—
Loomis Sayles Small Cap Growth Portfolio	—	24,160,111	84,477,047	—
MetLife Aggregate Bond Index Portfolio	136,979,773	—	(128,629,404)	(181,581,378)
MetLife Mid Cap Stock Index Portfolio	14,049,349	97,350,216	251,880,224	—
MetLife MSCI EAFE Index Portfolio	55,823,662	124,735,957	453,444,022	—
MetLife Russell 2000 Index Portfolio	16,726,105	66,609,643	261,678,920	—
MetLife Stock Index Portfolio	107,799,858	1,005,401,341	5,912,965,645	—
MFS® Total Return Portfolio	15,833,316	36,258,905	63,804,716	—
MFS® Value Portfolio	43,046,041	180,703,805	839,952,450	—
Neuberger Berman Genesis Portfolio	1,535,308	98,421,487	188,464,041	—
T. Rowe Price Large Cap Growth Portfolio	17,594,520	348,142,943	1,087,704,945	—
T. Rowe Price Small Cap Growth Portfolio	11,490,966	123,712,591	189,608,249	—
VanEck Global Natural Resources Portfolio	30,006,718	63,497,219	149,769,425	—
Western Asset Management Strategic Bond Opportunities Portfolio	128,627,138	—	(8,110,345)	(655,538,771)
Western Asset Management U.S. Government Portfolio	48,056,166	—	(42,638,806)	(233,519,971)
The Portfolios utilize the provisions of the federal income tax laws that provide for the carryforward of capital losses for prior years, offsetting such losses against any future realized capital gains. Net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses.
BHFTII-459

Brighthouse Funds Trust II
Notes to Financial Statements — June 30, 2026— (Continued)
The accumulated capital losses carried forward as of December 31, 2025 and prior years accumulated capital losses utilized for each Portfolio, as applicable, were as follows:
	Accumulated Losses Carried Forward		Accumulated Losses Utilized
Portfolio	Short-Term	Long-Term
BlackRock Bond Income Portfolio	$164,485,212	$311,115,157	$—
BlackRock Ultra-Short Term Bond Portfolio	307	—	—
Brighthouse Asset Allocation 20 Portfolio	—	3,719,135	1,078,091
MetLife Aggregate Bond Index Portfolio	20,304,109	161,277,269	—
Western Asset Management Strategic Bond Opportunities Portfolio	161,591,151	493,947,620	—
Western Asset Management U.S. Government Portfolio	31,030,993	202,488,978	—
BHFTII-460

Brighthouse Funds Trust II
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Brighthouse Funds Trust II and Shareholders of the Western Asset Management Strategic Bond Opportunities Portfolio:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Western Asset Management Strategic Bond Opportunities Portfolio (the “Portfolio”) (one of the portfolios constituting the Brighthouse Funds Trust II), as of June 30, 2026, the related statement of operations for the six months then ended, the statements of changes in net assets for the six months then ended and the year ended December 31, 2025, the financial highlights for the six months then ended and each of the five years in the period ended December 31, 2025, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Portfolio as of June 30, 2026, and the results of its operations for the six months then ended, the changes in its net assets for the six months then ended and the year ended December 31, 2025, and the financial highlights for the six months then ended and each of the five years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on the Portfolio's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Portfolio is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Portfolio's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test  basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of June 30, 2026, by correspondence with the custodian, brokers and agent banks; when replies were not received from brokers or agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
August 21, 2026
We have served as the auditor of one or more Brighthouse investment companies since 1983.
BHFTII-461

Brighthouse Funds Trust II
Board of Trustees’ Consideration of Advisory and Sub-Advisory Agreements (Item 11)
At a meeting held on May 21, 27-28, 2026 (the “Meeting”), the Board of Trustees (the “Board”) of Brighthouse Funds Trust II (the “Trust”), including a majority of the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) under the Investment Company Act of 1940 (the “1940 Act”), approved the Trust’s subadvisory agreement (the “New Subadvisory Agreement”) between Brighthouse Investment Advisers, LLC (“BIA”) and Invesco Advisers, Inc. (“Invesco”) for the Invesco Value Opportunities Portfolio (formerly, Brighthouse/Artisan Mid Cap Value Portfolio), a series of the Trust (the “Portfolio”).  The Board approved the Agreement, replacing Artisan Partners Limited Partnership (“Artisan”) with Invesco. Invesco commenced serving as the subadviser on June 1, 2026.
In assessing BIA’s recommendation to approve the New Subadvisory Agreement, the Board reviewed a variety of materials provided by BIA and Invesco relating to the Portfolio, including fee and expense information, performance information of the Invesco Value Opportunities strategy, and other information regarding the nature, extent and quality of services to be provided by Invesco under the New Subadvisory Agreement. During the Meeting, representatives of BIA and Invesco responded to questions from the Independent Trustees. The Independent Trustees also considered the approval of the New Subadvisory Agreement in executive session with their independent legal counsel at which no representatives of BIA or Invesco were present.
At the Meeting, the Board, including a majority of the Independent Trustees, concluded that the nature, extent, and quality of services to be provided by Invesco supported the approval of the New Subadvisory Agreement. The Board also concluded that the fees to be paid to Invesco appeared to be reasonable in light of the nature, extent, and quality of the services provided by Invesco. Further, the Board concluded that the information provided by Invesco related to its profitability in providing services under the New Subadvisory Advisory Agreement generally supported the approval of the New Subadvisory Agreement. The Board reviewed the extent to which the subadvisory advisory fees may facilitate the sharing of economies of scale with investors and concluded that those considerations generally supported the approval of the New Subadvisory Agreement.  Finally, the Board considered BIA’s recommendation that it approve the New Subadvisory Agreement.
In approving the New Subadvisory Agreement, the Board, including the Independent Trustees, gave attention to all of the information that was furnished, and each Trustee, in the exercise of their business judgment, placed varying degrees of importance on the various pieces of information that were provided to them. The following paragraphs provide more information about some of the primary factors that were relevant to the Board’s decision.  The Board did not identify any single factor as determinative, and the Trustees generally attributed different weights to various factors for the Portfolio.
Nature, extent and quality of services. With respect to the services to be provided by Invesco, the Board considered a variety of information that was provided by BIA and Invesco. The Board considered Invesco’s investment process and Invesco’s overall organization and business, and the investment performance experienced by the Invesco Value Opportunities strategy (as described in more detail below). The Board took into account that Invesco’s responsibilities would include, among other things, the development and maintenance of an investment program for the Portfolio, the selection of investments and the placement of orders for the purchase and sale of such assets, and the implementation of compliance controls related to the performance of these services. The Board considered, based on the information provided, Invesco’s staffing with respect to the management of the Portfolio and other information relating to Invesco’s business and operations. The Board also considered Invesco’s overall resources and information with respect to any recent turnover of key personnel at Invesco. The Board reviewed Invesco’s investment experience, as well as information provided regarding Invesco’s personnel who would provide services to the Portfolio.  The Board also considered, among other things, information about Invesco’s compliance and risk management program, including any compliance matters involving Invesco that had been brought to the Board’s attention during the year with respect to the portfolios of Brighthouse Funds Trust I that were managed by Invesco, as well as Invesco’s trading practices and BIA’s assessment of the financial condition of Invesco.
Performance. The Board took into account the proposed changes to the investment strategy of the Portfolio such that the Portfolio would be managed in accordance with the Invesco Value Opportunities strategy, and the Board considered the performance information for comparable funds managed by Invesco.
Fees and Expenses. The Board gave consideration to the proposed subadvisory fees payable to Invesco under the New Subadvisory Agreement. The Board considered the differences in the contractual rate of subadvisory fees payable to Invesco at various assets levels with the contractual rate of subadvisory fees payable to Artisan under the prior agreement. The Board noted that the rate payable to Invesco would be lower at current asset levels due to a relationship discount.
The Board noted that the subadvisory fee for the Portfolio would be paid by BIA, not the Portfolio, out of the advisory fee, and that, in the case of Invesco, which is unaffiliated with BIA, BIA negotiates the fee at arm’s length.  The Board reviewed a report that was prepared by JDL Consultants, an independent organization, for the Portfolio, which included various comparisons of the Portfolio’s fees and expenses with those of its peers.
BHFTII-462

Brighthouse Funds Trust II
Board of Trustees’ Consideration of Advisory and Sub-Advisory Agreements—(Continued)
The Board also considered that BIA had contractually agreed to waive a portion of its management fee to reflect the savings from the subadvisory fee reduction. The Board further considered the amount of the subadvisory fee to be paid out by BIA and the amount of the management fees that it would retain in light of the services performed by Invesco and BIA, respectively.
Profitability. The Board considered Invesco’s response regarding the anticipated profitability to Invesco from its subadvisory services to the Portfolio. The Board acknowledged the arms-length nature of the relationship between BIA and Invesco with respect to the negotiation of the subadvisory fee rate on behalf of the Portfolio, and that BIA, and not the Portfolio, was responsible for paying the fee under the New Subadvisory Agreement.
Economies of scale. The Board also considered the probable effect of the Portfolio’s growth in size on its performance and fees. The Board noted that Invesco’s subadvisory fee contains breakpoints that reduce the fee rate above specified asset levels. The Board also considered the fact that the Portfolio’s fee levels decline as portfolio assets increase. The Board also generally noted that if the Portfolio’s assets increase over time, the Portfolio may realize other economies of scale if assets increase proportionally more than certain other expenses.
Other factors. The Board considered whether there were other benefits that may be realized by Invesco and its affiliates from their relationship with the Trust.
BHFTII-463

Brighthouse Funds Trust II
Shareholder Votes (Unaudited)
On June 5, 2026 at 11:00 a.m. Eastern Time, a special meeting of shareholders (the "Special Shareholder Meeting") was held by means of remote communication. At the Special Shareholder Meeting, shareholders were asked to vote on the following proposals:
(i) For each Portfolio of Brighthouse Funds Trust I and the Trust, to approve a new investment advisory agreement between each Trust, on behalf of its Portfolios, and the Adviser;
(ii) To approve for MetLife Multi-Index Targeted Risk Portfolio, a series of Brighthouse Funds Trust I and for each of MetLife Aggregate Bond Index Portfolio, MetLife Mid Cap Stock Index Portfolio, MetLife MSCI EAFE® Index Portfolio, MetLife Russell 2000® Index Portfolio and MetLife Stock Index Portfolio, each a series of the Trust (the “MIM Subadvised Portfolios”), each of which is subadvised by MIM, which may be deemed an affiliate of Brighthouse Funds Trust I and the Trust, a new subadvisory agreement between the Adviser and MIM with respect to the MIM Subadvised Portfolio;
(iii) For each Portfolio of Brighthouse Funds Trust I and the Trust, to approve a modified manager-of-managers structure for each Portfolio that would permit the Adviser to enter into and materially amend subadvisory agreements with unaffiliated and affiliated subadvisers without obtaining shareholder approval; and
(iv) To approve the reclassification of the diversification status of Brighthouse/Wellington Large Cap Research Portfolio and Loomis Sayles Growth Portfolio, each a series of Brighthouse Funds Trust I, and BlackRock Capital Appreciation Portfolio, Jennison Growth Portfolio and T.  Rowe Price Large Cap Growth Portfolio, each a series of the Trust (the “Large Cap Portfolios”), from “diversified” to “non-diversified.”
The voting results for the proposals considered at the Special Shareholder Meeting for the Trust are as follows:
Proposal I:  To Approve a new Advisory Agreement between the Trust and the Adviser
Portfolio	Total Shares For	Total Shares Against	Total Shares Abstain	Total Shares Voted
Baillie Gifford International Stock Portfolio	100,423,921.600	4,071,133.321	7,874,160.543	112,369,215.464
BlackRock Bond Income Portfolio	23,324,016.219	1,220,361.555	2,238,514.187	26,782,891.961
BlackRock Capital Appreciation Portfolio	34,243,997.783	1,908,635.554	2,360,592.972	38,513,226.309
BlackRock Ultra-Short Term Bond Portfolio	3,545,722.604	234,908.239	240,059.594	4,020,690.437
Brighthouse Asset Allocation 20 Portfolio	22,655,723.162	1,189,853.516	2,195,184.148	26,040,760.826
Brighthouse Asset Allocation 40 Portfolio	212,834,180.330	11,359,678.536	22,177,916.100	246,371,774.966
Brighthouse Asset Allocation 60 Portfolio	572,727,035.880	31,555,357.890	54,016,085.528	658,298,479.298
Brighthouse Asset Allocation 80 Portfolio	488,250,763.151	27,305,364.660	40,711,000.809	556,267,128.620
Brighthouse/Dimensional International Small Company Portfolio	33,152,597.315	760,511.780	1,377,535.961	35,290,645.056
Brighthouse/Wellington Balanced Portfolio	52,220,715.573	3,075,658.234	5,563,240.751	60,859,614.558
Brighthouse/Wellington Core Equity Opportunities Portfolio	88,519,158.916	2,805,981.482	6,741,708.880	98,066,849.278
Frontier Mid Cap Growth Portfolio	29,067,596.539	1,781,162.562	2,339,222.735	33,187,981.836
Invesco Value Opportunities Portfolio (formerly, Brighthouse/Artisan Mid Cap Value Portfolio)	3,366,683.479	139,350.548	205,924.662	3,711,958.689
Jennison Growth Portfolio	149,534,771.600	6,880,230.936	10,910,835.884	167,325,838.420
Loomis Sayles Small Cap Core Portfolio	1,401,049.845	45,785.178	99,287.440	1,546,122.463
Loomis Sayles Small Cap Growth Portfolio	24,132,897.445	1,087,151.244	3,086,774.585	28,306,823.274
MetLife Aggregate Bond Index Portfolio	284,190,892.513	12,348,689.258	23,798,224.391	320,337,806.162
MetLife Mid Cap Stock Index Portfolio	54,342,056.125	2,207,753.911	2,892,774.579	59,442,584.615
MetLife MSCI EAFE Index Portfolio	62,062,579.700	2,897,528.026	4,302,453.764	69,262,561.490
MetLife Russell 2000 Index Portfolio	353,603,054.181	20,880,128.364	31,849,625.934	406,332,808.479
MetLife Stock Index Portfolio	101,219,946.076	7,088,306.215	7,070,774.303	115,379,026.594
MFS® Total Return Portfolio	3,139,183.241	149,813.682	264,639.444	3,553,636.367
MFS® Value Portfolio	159,038,224.879	5,104,699.259	12,864,372.836	177,007,296.974
Neuberger Berman Genesis Portfolio	44,003,112.994	1,707,307.325	3,946,753.849	49,657,174.168
T. Rowe Price Large Cap Growth Portfolio	76,644,721.673	2,991,396.586	5,616,082.688	85,252,200.947
T. Rowe Price Small Cap Growth Portfolio	52,416,132.002	2,581,013.569	3,482,959.783	58,480,105.354
VanEck Global Natural Resources Portfolio	39,113,548.891	1,410,720.139	3,886,911.230	44,411,180.260
Western Asset Management Strategic Bond Opportunities Portfolio	144,904,313.161	4,920,806.182	11,890,125.422	161,715,244.765
Western Asset Management U.S. Government Portfolio	96,438,331.261	2,958,311.626	8,859,463.696	108,256,106.583
Proposal II:  To Approve a new Subadvisory Agreement between the Adviser and MIM for the MIM Subadvised Portfolios
Portfolio	Total Shares For	Total Shares Against	Total Shares Abstain	Total Shares Voted
MetLife Aggregate Bond Index Portfolio	282,161,556.307	12,411,796.266	25,764,453.589	320,337,806.162
MetLife Mid Cap Stock Index Portfolio	54,013,336.960	2,416,930.736	3,012,316.919	59,442,584.615
MetLife MSCI EAFE Index Portfolio	61,630,454.658	3,133,569.432	4,498,537.400	69,262,561.490
MetLife Russell 2000 Index Portfolio	349,315,427.943	23,427,454.114	33,589,926.422	406,332,808.479
MetLife Stock Index Portfolio	100,188,467.016	7,543,925.300	7,646,634.278	115,379,026.594
BHFTII-464

Brighthouse Funds Trust II
Shareholder Votes (Unaudited) (Continued)
Proposal III:  To Approve a Modified Manager-of-Managers Order
Portfolio	Total Shares For	Total Shares Against	Total Shares Abstain	Total Shares Voted
Baillie Gifford International Stock Portfolio	95,485,070.823	8,303,516.144	8,580,628.497	112,369,215.464
BlackRock Bond Income Portfolio	22,143,747.979	2,281,284.561	2,357,859.421	26,782,891.961
BlackRock Capital Appreciation Portfolio	32,659,988.341	3,482,900.757	2,370,337.211	38,513,226.309
BlackRock Ultra-Short Term Bond Portfolio	3,354,494.937	392,402.486	273,793.014	4,020,690.437
Brighthouse Asset Allocation 20 Portfolio	20,779,437.121	2,803,411.509	2,457,912.196	26,040,760.826
Brighthouse Asset Allocation 40 Portfolio	197,890,004.403	24,000,007.590	24,481,762.969	246,371,774.962
Brighthouse Asset Allocation 60 Portfolio	531,470,757.810	66,861,919.776	59,965,801.712	658,298,479.298
Brighthouse Asset Allocation 80 Portfolio	455,194,048.436	57,870,031.279	43,203,048.905	556,267,128.620
Brighthouse/Dimensional International Small Company Portfolio	31,140,359.987	2,114,507.978	2,035,777.091	35,290,645.056
Brighthouse/Wellington Balanced Portfolio	47,613,646.461	6,868,121.821	6,377,846.276	60,859,614.558
Brighthouse/Wellington Core Equity Opportunities Portfolio	83,577,179.670	7,283,223.018	7,206,446.590	98,066,849.278
Frontier Mid Cap Growth Portfolio	27,276,937.861	3,431,203.856	2,479,840.119	33,187,981.836
Invesco Value Opportunities Portfolio (formerly, Brighthouse/Artisan Mid Cap Value Portfolio)	3,144,615.735	334,751.318	232,591.636	3,711,958.689
Jennison Growth Portfolio	141,776,193.100	13,892,210.560	11,657,434.760	167,325,838.420
Loomis Sayles Small Cap Core Portfolio	1,277,213.283	155,335.511	113,573.669	1,546,122.463
Loomis Sayles Small Cap Growth Portfolio	22,855,014.926	2,030,475.174	3,421,333.174	28,306,823.274
MetLife Aggregate Bond Index Portfolio	270,828,965.506	23,674,226.212	25,834,614.444	320,337,806.162
MetLife Mid Cap Stock Index Portfolio	51,566,264.464	4,735,550.682	3,140,769.469	59,442,584.615
MetLife MSCI EAFE Index Portfolio	58,634,708.174	5,782,449.787	4,845,403.529	69,262,561.490
MetLife Russell 2000 Index Portfolio	329,002,856.353	41,683,950.839	35,646,001.287	406,332,808.479
MetLife Stock Index Portfolio	94,376,126.106	12,641,723.167	8,361,177.321	115,379,026.594
MFS® Total Return Portfolio	2,926,039.360	324,166.054	303,430.953	3,553,636.367
MFS® Value Portfolio	151,286,204.637	11,814,684.565	13,906,407.772	177,007,296.974
Neuberger Berman Genesis Portfolio	41,183,180.560	4,800,305.208	3,673,688.400	49,657,174.168
T. Rowe Price Large Cap Growth Portfolio	71,864,284.693	7,021,707.148	6,366,209.106	85,252,200.947
T. Rowe Price Small Cap Growth Portfolio	49,375,280.479	5,116,126.525	3,988,698.350	58,480,105.354
VanEck Global Natural Resources Portfolio	37,369,299.959	2,574,426.039	4,467,454.262	44,411,180.260
Western Asset Management Strategic Bond Opportunities Portfolio	136,896,500.723	11,423,851.498	13,394,892.544	161,715,244.765
Western Asset Management U.S. Government Portfolio	92,039,125.621	6,942,677.711	9,274,303.251	108,256,106.583
Proposal IV:  To Approve Reclassification of the Large Cap Portfolios from Diversified to Non-Diversified
Portfolio	Total Shares For	Total Shares Against	Total Shares Abstain	Total Shares Voted
BlackRock Capital Appreciation Portfolio	32,740,363.440	2,921,265.309	2,851,597.560	38,513,226.309
Jennison Growth Portfolio	141,676,970.534	12,245,884.143	13,402,983.743	167,325,838.420
T. Rowe Price Large Cap Growth Portfolio	72,221,320.958	5,766,794.166	7,264,085.823	85,252,200.947
BHFTII-465

Quarterly Portfolio Schedule
The Trust files its complete schedule of portfolio holdings as an attachment to Form N-PORT for the first and third quarters of each fiscal year. The Trust’s Form N-PORT filings are available on the Securities and Exchange Commission’s website at http://www.sec.gov. Once filed, the most recent Form N-PORT will be available without charge, upon request, by calling (800) 848-3854.
Proxy Voting Policies and Procedures
A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 848-3854 and on the Securities and Exchange Commission’s website at http://www.sec.gov.
Proxy Voting Record
The Trust, on behalf of each of its Portfolios, has filed with the Securities and Exchange Commission its proxy voting record for the 12-month period ending June 30 on Form N-PX. Form N-PX must be filed by the Trust each year by August 31. Once filed, the most recent Form N-PX will be available without charge, upon request, by calling (800) 848-3854 or on the Securities and Exchange Commission’s website at http://www.sec.gov.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

The registrant’s Proxy Disclosures are included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

Renumeration Paid to Directors, Officers, and Others of Open-End Investment Companies is included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to the registrant.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not applicable to the registrant.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to the registrant.

Item 15. Submission of Matters to a Vote of Security Holders

The registrant does not have procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 16. Controls and Procedures

(a) The President and Treasurer of the registrant have concluded, based on their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) as of a date within 90 days of the filing date of this report on Form N-CSR, that the design and operation of such procedures provide reasonable assurance that information required to be disclosed by the registrant in this report on Form N-CSR is recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

(a) Not applicable to the registrant.

(b) Not applicable to the registrant.

Item 18. Recovery of Erroneously Awarded Compensation

(a) Not applicable.

(b) Not applicable.

Item 19. Exhibits

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) The certifications required by Rule 30a-2(a) under the 1940 Act are attached hereto.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) The certifications required by Rule 30a-2(b) under the Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(101) Inline Interactive Data File - the instance document does not appear in the Interactive Data File because its XBRL tags are embedded within the inline XBRL document.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BRIGHTHOUSE FUNDS TRUST II

By:	/s/ Kristi Slavin
Kristi Slavin
President and Chief Executive Officer

Date: September 3, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kristi Slavin
Kristi Slavin
President and Chief Executive Officer

Date:	September 3, 2026

By:	/s/ Alan R. Otis
Alan R. Otis
Chief Financial Officer and Treasurer

Date:	September 3, 2026